UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession # 0001133228-25-000248) provides the information required by Items 1 and 6-11 of Form N-CSR for a limited number of the Registrant’s series. This submission provides the information required by Items 1 and 6-11 of Form N-CSR with respect to the remaining series that were not included in the Registrant’s initial submission. Apart from Items 1 and 6-11, this submission is identical in all material respects to the initial submission

ITEM 1.	REPORTS TO STOCKHOLDERS.

DFA California Intermediate-Term Municipal Bond Portfolio
DCIBX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA California Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.34% for the Portfolio and 7.18% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in California municipal markets. Term premiums were positive, with longer-duration California municipal bonds outperforming duration-term California municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration California municipal bonds underperformed longer-duration California municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DCIBX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA California Intermediate-Term Municipal Bond Portfolio – Institutional	6.34%	0.68%	1.31%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.25%
S&P Intermediate Term California AMT-Free Municipal Bond Index	7.18%	1.05%	1.92%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$414,336
Number of Holdings	351
Net Advisory Fees Paid (Thousands)	$682
Portfolio Turnover Rate	46%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	43.1%
School District	24.1%
Water	10.6%
Medical	7.7%
Higher Education	6.6%
Power	5.6%
Airport	0.8%
Transportation	0.6%
Education	0.6%
Utilities	0.2%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	10.6%
1 to 3 Years	23.4%
3 to 5 Years	17.2%
5 to 10 Years	22.0%
Greater than 10 Years	26.8%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DCIBX

DFA California Municipal Real Return Portfolio
DCARX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA California Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.25%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 4.16% for the Portfolio and 7.18% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in California municipal markets. Term premiums were positive, with longer-duration California municipal bonds outperforming duration-term California municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration California municipal bonds underperformed longer-duration California municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2017 - October 31, 2024)
PAGE 1	DFA103124-DCARX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/01/2017)
DFA California Municipal Real Return Portfolio – Institutional	4.16%	2.84%	2.43%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	1.96%
S&P Intermediate Term California AMT-Free Municipal Bond Index	7.18%	1.05%	1.73%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$322,554
Number of Holdings	277
Net Advisory Fees Paid (Thousands)	$613
Portfolio Turnover Rate	87%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	51.2%
School District	18.6%
Water	11.0%
Higher Education	6.5%
Medical	4.2%
Power	2.6%
Tobacco Settlement	1.9%
Education	1.7%
Transportation	1.4%
Airport	0.7%
Utilities	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	29.2%
1 to 3 Years	21.4%
3 to 5 Years	12.7%
5 to 10 Years	21.5%
Greater than 10 Years	15.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DCARX

DFA California Short-Term Municipal Bond Portfolio
DFCMX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA California Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.55% for the Portfolio and 4.53% for the ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in California municipal markets. Term premiums were positive, with longer-duration California municipal bonds outperforming shorter-duration California municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration California municipal bonds underperformed longer-duration California municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFCMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA California Short-Term Municipal Bond Portfolio – Institutional	3.55%	1.02%	0.95%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.25%
ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index[2]	4.53%	1.08%	1.11%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$680,663
Number of Holdings	294
Net Advisory Fees Paid (Thousands)	$1,065
Portfolio Turnover Rate	171%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	53.8%
School District	13.8%
Water	9.0%
Higher Education	6.7%
Medical	5.9%
Power	3.1%
Tobacco Settlement	2.8%
Education	2.5%
Airport	0.9%
Transportation	0.8%
Utilities	0.5%
Pollution	0.2%

Maturity Allocation (% of Total Investments)
Less than 1 Year	43.3%
1 to 3 Years	15.1%
3 to 5 Years	9.5%
5 to 10 Years	24.8%
Greater than 10 Years	7.3%
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.30% to 0.19%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFCMX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFCMX

DFA Diversified Fixed Income Portfolio
DFXIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Diversified Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.15%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 7.17% for the Portfolio and 6.92% for the Bloomberg U.S. Government Bond Index Intermediate, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets and US TIPS market. Nominal and real term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Portfolio’s:
• Allocation to intermediate-term bonds and underweight to bonds in the two- to five-year maturity range contributed positively to relative performance during a period when longer-term bonds outperformed shorter-term bonds.
• Inclusion of corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (August 10, 2016 - October 31, 2024)
PAGE 1	DFA103124-DFXIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (08/10/2016)
DFA Diversified Fixed Income Portfolio – Institutional	7.17%	0.89%	1.27%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	0.94%
Bloomberg U.S. Government Bond Index Intermediate	6.92%	0.45%	0.95%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,716,948
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$252
Portfolio Turnover Rate	19%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
DFA Intermediate Government Fixed Income Portfolio	49.8%
DFA Two-Year Global Fixed Income Portfolio	30.6%
U.S. Treasury Inflation-Indexed Notes 0.250% due 01/15/25	4.6%
U.S. Treasury Inflation-Indexed Notes 0.125% due 04/15/25	4.6%
U.S. Treasury Inflation-Indexed Notes 0.625% due 01/15/26	4.3%
U.S. Treasury Inflation-Indexed Notes 0.125% due 04/15/27	4.3%
U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/25	1.8%
Excludes cash investments and collateral for loaned securities
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFXIX

DFA Five-Year Global Fixed Income Portfolio
DFGBX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Five-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.52% for the Portfolio and 6.38% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities outperforming shorter-duration securities.
Relative to its benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFGBX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Five-Year Global Fixed Income Portfolio – Institutional	5.52%	0.62%	1.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
FTSE World Government Bond Index 1-5 Years (hedged to USD)	6.38%	1.29%	1.62%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$9,354,197
Number of Holdings	278
Net Advisory Fees Paid (Thousands)	$16,843
Portfolio Turnover Rate	56%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	34.4%
Foreign Government	33.5%
Financials	31.7%
Consumer, Non-cyclical	0.4%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	71.2%
1 to 3 Years	22.8%
3 to 5 Years	6.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFGBX

DFA Global Core Plus Fixed Income Portfolio
DGCFX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Global Core Plus Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.23%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 12.59% for the Portfolio and 9.92% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed investment grade corporate bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when these intermediate-term bonds outperformed shorter-term bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DGCFX

VALUE OF A $10,000 INVESTMENT (January 11, 2018 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (01/11/2018)
DFA Global Core Plus Fixed Income Portfolio – Institutional	12.59%	0.28%	1.85%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	1.78%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$2,639,232
Number of Holdings	690
Net Advisory Fees Paid (Thousands)	$5,098
Portfolio Turnover Rate	33%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	25.2%
Foreign Government	21.6%
U.S. Government Agency Mortgages	8.9%
U.S. Government	7.0%
Consumer, Non-cyclical	6.9%
Consumer, Cyclical	6.2%
Industrials	5.3%
Energy	4.4%
Communications	4.4%
Technology	4.3%
Basic Materials	2.9%
Utilities	2.3%
Multi-National	0.4%
Other	0.2%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.2%
1 to 3 Years	9.6%
3 to 5 Years	6.6%
5 to 10 Years	38.7%
Greater than 10 Years	36.9%
PAGE 2	DFA103124-DGCFX

How Did the Portfolio Change?
Effective February 28, 2024:
• Emerging Market Risk was added to the prospectus as a principal risk of investing in the Portfolio.
• China Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.30% to 0.23%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DGCFX

DFA Global Core Plus Real Return Portfolio
DFAAX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Global Core Plus Real Return Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.29%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 11.99% for the Portfolio and 9.92% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Inclusion of BB rated corporate bonds also contributed positively to relative performance as BB rated corporate bonds outperformed higher-rated corporate bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter-term bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DFAAX

VALUE OF A $10,000 INVESTMENT (April 26, 2021 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/26/2021)
DFA Global Core Plus Real Return Portfolio – Institutional	11.99%	1.42%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	-0.41%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$265,238
Number of Holdings	308
Net Advisory Fees Paid (Thousands)	$564
Portfolio Turnover Rate	34%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	25.4%
Foreign Government	19.5%
U.S. Government Agency Mortgages	9.0%
Energy	8.0%
U.S. Government	7.5%
Consumer, Cyclical	6.3%
Consumer, Non-cyclical	6.0%
Industrials	4.9%
Utilities	4.8%
Basic Materials	3.0%
Technology	2.6%
Communications	2.6%
Other	0.4%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	4.7%
1 to 3 Years	8.6%
3 to 5 Years	12.1%
5 to 10 Years	40.3%
Greater than 10 Years	34.3%
How Did the Portfolio Change?
Effective February 28, 2024:
• Emerging Market Risk was added to the prospectus as a principal risk of investing in the Portfolio.
• China Investments Risk was added to the prospectus as a principal risk of investing in the Portfolio.
PAGE 2	DFA103124-DFAAX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFAAX

DFA Global Sustainability Fixed Income Portfolio
DGSFX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Global Sustainability Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 11.29% for the Portfolio and 9.92% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Overweight to intermediate-term bonds denominated in the euro and US dollar contributed positively to relative performance during a period when these intermediate-term bonds outperformed shorter-term bonds.
• Underweight to bonds denominated in Japanese yen during the beginning of the period contributed positively to relative performance as these bonds underperformed other global developed market bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 6, 2018 - October 31, 2024)
PAGE 1	DFA103124-DGSFX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/06/2018)
DFA Global Sustainability Fixed Income Portfolio – Institutional	11.29%	-0.15%	1.73%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.01%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$707,749
Number of Holdings	251
Net Advisory Fees Paid (Thousands)	$1,313
Portfolio Turnover Rate	45%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Foreign Government	35.1%
Financials	28.5%
Consumer, Non-cyclical	8.2%
Industrials	7.3%
U.S. Government	6.8%
Consumer, Cyclical	4.8%
Communications	4.0%
Technology	3.3%
Multi-National	1.2%
Utilities	0.8%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	8.0%
1 to 3 Years	10.4%
3 to 5 Years	11.5%
5 to 10 Years	22.8%
Greater than 10 Years	47.3%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DGSFX

DFA Inflation-Protected Securities Portfolio
DIPSX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.11%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 8.81% for the Portfolio and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Real yields decreased in the US markets. Real term premiums were positive, with longer-term TIPS outperforming shorter-term TIPS.
  Relative to the benchmark, the Portfolio’s:
• Underweight to TIPS with maturities shorter than three-years and overweight TIPS in the 15- to 20-year maturity range contributed positively to relative performance.
• Underweight to TIPS with maturities longer than 20-years detracted from relative performance.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DIPSX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Inflation-Protected Securities Portfolio – Institutional	8.81%	2.23%	2.30%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.26%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,057,293
Number of Holdings	21
Net Advisory Fees Paid (Thousands)	$4,648
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
3 to 5 Years	54.5%
5 to 10 Years	20.9%
Greater than 10 Years	24.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DIPSX

DFA Intermediate Government Fixed Income Portfolio
DFIGX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Intermediate Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.12%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 8.43% for the Portfolio and 8.37% for the Bloomberg U.S. Government Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the U.S. Term premiums were positive, with longer-term government bonds outperforming shorter-term government bonds.
  Relative to the benchmark, the Portfolio’s:
• Underweight to bonds with maturities shorter than three-years and overweight to bonds with maturities in the 10- to 15-year maturity range contributed positively to relative performance during a period when longer-term government bonds outperformed shorter-term government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFIGX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Intermediate Government Fixed Income Portfolio – Institutional	8.43%	-0.76%	1.11%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
Bloomberg U.S. Government Bond Index	8.37%	-0.65%	1.02%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$6,013,765
Number of Holdings	107
Net Advisory Fees Paid (Thousands)	$5,117
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
1 to 3 Years	14.6%
3 to 5 Years	26.3%
5 to 10 Years	23.6%
Greater than 10 Years	35.5%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFIGX

DFA Intermediate-Term Extended Quality Portfolio
DFTEX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Intermediate-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 13.73% for the Portfolio and 13.07% for the Bloomberg U.S. Credit Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  Relative to the benchmark, the Portfolio’s:
• Overweight to corporate bonds contributed positively to relative performance as corporate bonds outperformed government bonds.
• Overweight to intermediate-term bonds and underweight to short-term bonds contributed positively to relative performance during a period when intermediate-term bonds outperformed shorter-term bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DFTEX

VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Intermediate-Term Extended Quality Portfolio – Institutional	13.73%	0.46%	2.43%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
Bloomberg U.S. Credit Bond Index	13.07%	0.46%	2.43%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,853,936
Number of Holdings	565
Net Advisory Fees Paid (Thousands)	$2,524
Portfolio Turnover Rate	23%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	31.8%
Consumer, Non-cyclical	13.9%
Energy	11.1%
Utilities	6.9%
Industrials	6.6%
Technology	6.5%
U.S. Government	6.3%
Basic Materials	5.8%
Communications	5.4%
Consumer, Cyclical	5.2%
Other	0.5%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	1.9%
1 to 3 Years	3.7%
3 to 5 Years	15.0%
5 to 10 Years	44.0%
Greater than 10 Years	35.4%
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.21% to 0.20%.
PAGE 2	DFA103124-DFTEX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFTEX

DFA Intermediate-Term Municipal Bond Portfolio
DFTIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Intermediate-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.51% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
  Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFTIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Intermediate-Term Municipal Bond Portfolio – Institutional	6.51%	0.94%	1.48%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.25%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	2.07%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,379,329
Number of Holdings	625
Net Advisory Fees Paid (Thousands)	$2,220
Portfolio Turnover Rate	41%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	57.9%
School District	12.3%
Water	6.8%
Medical	4.6%
Transportation	4.5%
Power	4.2%
Higher Education	3.8%
Utilities	2.0%
Education	1.4%
Airport	1.2%
Nursing Homes	0.9%
Development	0.3%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	10.1%
1 to 3 Years	28.0%
3 to 5 Years	17.9%
5 to 10 Years	12.8%
Greater than 10 Years	31.2%
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.23% to 0.19%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFTIX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFTIX

DFA Investment Grade Portfolio
DFAPX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Investment Grade Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.19%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 10.47% for the Portfolio and 10.55% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  Relative to its benchmark, the Portfolio’s:
• Exclusion of securities with maturities longer than 20-years and allocation to securities with maturities shorter than one-year detracted from relative performance during a period when longer-term bonds outperformed shorter-term bonds.
• Exclusion of securitized bonds detracted from relative performance.
• Overweight to corporate bonds contributed positively as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFAPX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Investment Grade Portfolio – Institutional	10.47%	0.31%	1.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$11,882,621
Number of Holdings	875
Net Advisory Fees Paid (Thousands)	$17,735
Portfolio Turnover Rate	28%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	51.9%
Financials	18.9%
Consumer, Non-cyclical	9.0%
Energy	3.5%
Industrials	3.3%
Communications	3.3%
Technology	3.0%
Consumer, Cyclical	2.9%
Utilities	2.2%
Basic Materials	1.9%
Multi-National	0.1%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	11.9%
1 to 3 Years	10.7%
3 to 5 Years	15.0%
5 to 10 Years	28.3%
Greater than 10 Years	34.1%
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.21% to 0.19%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFAPX

DFA LTIP Portfolio
DRXIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA LTIP Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.12%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 15.68% for the Portfolio and 14.93% for the FTSE U.S. Inflation-Linked Securities Index 20+ Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Real yields decreased in the US markets. Real term premiums were positive, with longer-duration TIPS outperforming shorter-duration TIPS.
Relative to the benchmark, the Portfolio’s:
• Longer duration contributed positively to relative performance, as longer-duration TIPS outperformed shorter-duration TIPS.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DRXIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA LTIP Portfolio – Institutional	15.68%	-4.23%	-0.41%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
FTSE U.S. Inflation-Linked Securities Index 20+ Years	14.93%	-2.47%	0.89%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$368,209
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$364
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Greater than 10 Years	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DRXIX

DFA MN Municipal Bond Portfolio
DMNBX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA MN Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.26%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.82% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Minnesota municipal bonds generally underperformed the broader national municipal bond index.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
• Emphasis on Minnesota municipal bonds, relative to the broader national municipal bond index, also detracted from relative performance.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (July 25, 2017 - October 31, 2024)
PAGE 1	DFA103124-DMNBX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (07/25/2017)
DFA MN Municipal Bond Portfolio – Institutional	3.82%	0.88%	1.01%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	1.97%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	1.90%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$26,945
Number of Holdings	76
Net Advisory Fees Paid (Thousands)	$23
Portfolio Turnover Rate	45%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	61.4%
School District	20.5%
Higher Education	4.8%
Water	4.0%
Power	3.4%
Utilities	3.1%
Nursing Homes	1.0%
Airport	0.9%
Medical	0.9%

Maturity Allocation (% of Total Investments)
Less than 1 Year	40.7%
1 to 3 Years	46.3%
3 to 5 Years	6.0%
5 to 10 Years	6.5%
Greater than 10 Years	0.5%
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.32% to 0.30%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DMNBX

DFA Municipal Bond Portfolio
DFMPX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.17% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (March 10, 2015 - October 31, 2024)
PAGE 1	DFA103124-DFMPX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (03/10/2015)
DFA Municipal Bond Portfolio – Institutional	5.17%	0.49%	1.20%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.26%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	2.10%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$554,291
Number of Holdings	370
Net Advisory Fees Paid (Thousands)	$917
Portfolio Turnover Rate	39%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	56.6%
School District	21.4%
Water	8.3%
General	5.4%
Utilities	2.9%
Power	1.6%
Transportation	1.4%
Higher Education	1.1%
Investment Companies	0.6%
Nursing Homes	0.3%
Education	0.3%
Airport	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	21.1%
1 to 3 Years	24.0%
3 to 5 Years	21.9%
5 to 10 Years	8.6%
Greater than 10 Years	24.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFMPX

DFA Municipal Real Return Portfolio
DMREX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Municipal Real Return Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.24%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 4.38% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 4, 2014 - October 31, 2024)
PAGE 1	DFA103124-DMREX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/04/2014)
DFA Municipal Real Return Portfolio – Institutional	4.38%	3.21%	2.24%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.28%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	2.09%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,612,239
Number of Holdings	545
Net Advisory Fees Paid (Thousands)	$3,258
Portfolio Turnover Rate	104%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	62.1%
School District	19.8%
Water	5.6%
Transportation	3.3%
Higher Education	2.9%
Education	2.5%
Medical	1.6%
Utilities	1.4%
Power	0.8%

Maturity Allocation (% of Total Investments)
Less than 1 Year	40.9%
1 to 3 Years	30.6%
3 to 5 Years	10.2%
5 to 10 Years	8.9%
Greater than 10 Years	9.4%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DMREX

DFA NY Municipal Bond Portfolio
DNYMX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA NY Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.23%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.68% for the Portfolio and 7.76% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Yields decreased in New York municipal markets. Term premiums were positive, with longer-duration New York municipal bonds outperforming shorter-duration New York municipal bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration New York municipal bonds underperformed longer-duration New York municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (June 16, 2015 - October 31, 2024)
PAGE 1	DFA103124-DNYMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (06/16/2015)
DFA NY Municipal Bond Portfolio – Institutional	3.68%	1.08%	1.39%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.36%
S&P Intermediate Term New York AMT-Free Municipal Bond Index	7.76%	1.21%	2.13%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$141,751
Number of Holdings	123
Net Advisory Fees Paid (Thousands)	$251
Portfolio Turnover Rate	182%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	66.9%
School District	17.6%
Transportation	4.9%
Development	3.1%
Airport	2.4%
Higher Education	1.9%
Water	1.6%
Housing	0.9%
Utilities	0.4%
Medical	0.2%
Investment Companies	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	49.9%
1 to 3 Years	11.2%
3 to 5 Years	7.2%
5 to 10 Years	15.1%
Greater than 10 Years	16.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DNYMX

DFA One-Year Fixed Income Portfolio
DFIHX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA One-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.13%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.46% for the Portfolio and 5.39% for the ICE BofA U.S. 3-Month Treasury Bill Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the U.S. Term premiums were positive, with longer-term securities outperforming shorter-term securities.
Relative to its benchmark, the Portfolio’s:
•Allocation to securities with maturities longer than three-months contributed positively to relative performance during a period when longer-term securities outperformed shorter-term securities.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFIHX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA One-Year Fixed Income Portfolio – Institutional	5.46%	1.77%	1.48%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index[2]	5.39%	2.36%	1.69%
ICE BofA US 6-Month Treasury Bill Index[2]	5.60%	2.46%	1.83%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,353,018
Number of Holdings	157
Net Advisory Fees Paid (Thousands)	$4,575
Portfolio Turnover Rate	47%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	77.7%
Financials	19.8%
Foreign Government	2.5%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	91.1%
1 to 3 Years	8.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFIHX

DFA Oregon Municipal Bond Portfolio
DOGMX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Oregon Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.27%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.41% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
•Shorter-duration Oregon municipal bonds generally underperformed the broader national municipal bond index.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration Oregon municipal bonds underperformed longer-duration national municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 10, 2019 - October 31, 2024)
PAGE 1	DFA103124-DOGMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (09/10/2019)
DFA Oregon Municipal Bond Portfolio – Institutional	5.41%	0.56%	0.55%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	1.04%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	1.21%	1.16%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$71,530
Number of Holdings	139
Net Advisory Fees Paid (Thousands)	$127
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	55.2%
School District	26.6%
Water	12.0%
Medical	2.8%
Transportation	2.2%
Airport	0.9%
Utilities	0.3%

Maturity Allocation (% of Total Investments)
Less than 1 Year	9.8%
1 to 3 Years	33.0%
3 to 5 Years	15.3%
5 to 10 Years	24.0%
Greater than 10 Years	17.9%
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.32% to 0.30%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DOGMX

DFA Selective State Municipal Bond Portfolio
DSSMX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.23%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.48% for the Portfolio and 7.47% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
•Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
•Overweight to single-A and BBB rated municipal bonds and underweight to AAA and AA rated municipal bonds contributed positively to relative performance as lower rated municipal bonds outperformed higher rated municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (September 30, 2020 - October 31, 2024)
PAGE 1	DFA103124-DSSMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (09/30/2020)
DFA Selective State Municipal Bond Portfolio – Institutional	6.48%	-0.06%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	0.47%
S&P Intermediate Term National AMT-Free Municipal Bond Index	7.47%	0.63%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$428,625
Number of Holdings	500
Net Advisory Fees Paid (Thousands)	$700
Portfolio Turnover Rate	77%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	34.2%
School District	18.7%
Medical	13.7%
Water	6.7%
Transportation	5.8%
Higher Education	5.3%
Power	4.9%
Utilities	4.0%
Airport	2.9%
Education	2.9%
Development	0.4%
Investment Companies	0.2%
Housing	0.1%
Facilities	0.1%
Other	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	14.1%
1 to 3 Years	12.7%
3 to 5 Years	10.5%
5 to 10 Years	23.5%
Greater than 10 Years	39.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DSSMX

DFA Selectively Hedged Global Fixed Income Portfolio
DFSHX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Selectively Hedged Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.17%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.38% for the Portfolio and 5.97% for the FTSE World Government Bond Index 1-3 Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
•Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to its benchmark, the Portfolio’s:
•Inclusion of corporate bonds contributed positively to performance relative to the government bond benchmark as corporate bonds outperformed government bonds.
•Hedge to the US dollar detracted from performance relative to the unhedged benchmark as the US dollar depreciated relative to the British pound and Euro during the period.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFSHX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Selectively Hedged Global Fixed Income Portfolio – Institutional	6.38%	1.10%	1.26%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
FTSE World Government Bond Index 1-3 Years	5.97%	0.10%	0.06%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,024,495
Number of Holdings	430
Net Advisory Fees Paid (Thousands)	$1,413
Portfolio Turnover Rate	53%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	38.2%
U.S. Government	23.7%
Consumer, Non-cyclical	8.1%
Consumer, Cyclical	7.4%
Utilities	6.0%
Industrials	5.2%
Energy	4.5%
Communications	2.8%
Basic Materials	2.3%
Technology	1.3%
Multi-National	0.5%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	62.6%
1 to 3 Years	31.8%
3 to 5 Years	5.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFSHX

DFA Short-Duration Real Return Portfolio
DFAIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Short-Duration Real Return Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.63% for the Portfolio and 6.83% for the Bloomberg U.S. TIPS Index 1-5 Years, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the global developed markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
•Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period in which shorter-duration bonds underperformed longer-duration bonds.
•Inclusion of corporate bonds contributed positively to relative performance as corporate bonds outperformed U.S. TIPS.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFAIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Short-Duration Real Return Portfolio – Institutional	6.63%	3.41%	2.57%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
Bloomberg U.S. TIPS Index 1-5 Years	6.83%	3.30%	2.31%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,940,586
Number of Holdings	478
Net Advisory Fees Paid (Thousands)	$3,469
Portfolio Turnover Rate	43%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	41.5%
U.S. Government	25.0%
Consumer, Cyclical	8.6%
Consumer, Non-cyclical	5.7%
Industrials	5.2%
Utilities	4.7%
Energy	3.2%
Technology	2.5%
Basic Materials	2.0%
Communications	1.3%
Multi-National	0.3%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	55.9%
1 to 3 Years	37.2%
3 to 5 Years	6.9%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFAIX

DFA Short-Term Extended Quality Portfolio
DFEQX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Short-Term Extended Quality Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 6.25% for the Portfolio and 6.96% for the ICE BofA 1-5 Year US Corporate & Government Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities outperforming shorter-duration securities.
•Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.”
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFEQX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Short-Term Extended Quality Portfolio – Institutional	6.25%	1.32%	1.72%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA 1-5 Year US Corporate & Government Index[2]	6.96%	1.29%	1.66%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$5,695,139
Number of Holdings	574
Net Advisory Fees Paid (Thousands)	$8,713
Portfolio Turnover Rate	49%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	40.0%
U.S. Government	23.9%
Consumer, Cyclical	7.4%
Consumer, Non-cyclical	7.2%
Industrials	6.1%
Utilities	5.0%
Energy	4.5%
Communications	2.5%
Basic Materials	1.2%
Technology	0.9%
Other	0.8%
Multi-National	0.5%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	60.0%
1 to 3 Years	33.2%
3 to 5 Years	6.8%
How Did the Portfolio Change?
Effective February 28, 2024, the contractual expense limitation amount for the Portfolio was reduced from 0.20% to 0.18%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFEQX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFEQX

DFA Short-Term Government Portfolio
DFFGX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Short-Term Government Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.31% for the Portfolio and 6.18% for the ICE BofA 1-5 Year US Treasury & Agency Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the U.S. Term premiums were positive, with longer-duration government bonds outperforming shorter-duration government bonds.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period when shorter-duration government securities underperformed longer-duration government securities.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFFGX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Short-Term Government Portfolio – Institutional	5.31%	0.81%	1.01%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA 1-5 Year US Treasury & Agency Index[2]	6.18%	1.00%	1.33%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,673,855
Number of Holdings	30
Net Advisory Fees Paid (Thousands)	$2,138
Portfolio Turnover Rate	37%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes short-term investments and collateral for loaned securities.

Maturity Allocation (% of Total Investments)
Less than 1 Year	86.3%
1 to 3 Years	13.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFFGX

DFA Short-Term Municipal Bond Portfolio
DFSMX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Short-Term Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.55% for the Portfolio and 4.88% for the ICE BofA 1-3 Year US Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFSMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Short-Term Municipal Bond Portfolio – Institutional	3.55%	1.17%	1.05%
S&P National AMT-Free Municipal Bond Index[1]	9.46%	1.09%	2.25%
ICE BofA 1-3 Year US Municipal Securities Index[2]	4.88%	1.26%	1.26%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,500,050
Number of Holdings	529
Net Advisory Fees Paid (Thousands)	$2,359
Portfolio Turnover Rate	186%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	56.9%
School District	20.3%
Transportation	5.7%
Water	3.8%
Medical	3.5%
Higher Education	3.3%
Education	3.3%
Power	1.8%
Airport	0.6%
Utilities	0.3%
Other	0.2%
Facilities	0.2%
Housing	0.1%

Maturity Allocation (% of Total Investments)
Less than 1 Year	69.7%
1 to 3 Years	12.6%
3 to 5 Years	3.1%
5 to 10 Years	6.4%
Greater than 10 Years	8.2%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFSMX

DFA Short-Term Selective State Municipal Bond Portfolio
DFABX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Short-Term Selective State Municipal Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.25%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 3.77% for the Portfolio and 4.88% for the ICE BofA 1-3 Year US Municipal Securities Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Yields decreased in municipal markets. Term premiums were positive, with longer-duration municipal bonds outperforming shorter-duration municipal bonds.
• Realized credit premiums were positive, as lower-rated municipal bonds outperformed higher-rated municipal bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period in which shorter-duration municipal bonds underperformed longer-duration municipal bonds.
• Overweight to single-A and BBB rated municipal bonds and underweight to AAA and AA rated municipal bonds contributed positively to relative performance as lower rated municipal bonds outperformed higher rated municipal bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (April 12, 2022 - October 31, 2024)
PAGE 1	DFA103124-DFABX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (04/12/2022)
DFA Short-Term Selective State Municipal Bond Portfolio – Institutional[1]	3.77%	2.28%
S&P National AMT-Free Municipal Bond Index[2]	9.46%	2.31%
ICE BofA 1-3 Year US Municipal Securities Index[3]	4.88%	2.45%
1	The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
2	The Portfolio has added this index in response to new regulatory requirements.
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$191,303
Number of Holdings	281
Net Advisory Fees Paid (Thousands)	$321
Portfolio Turnover Rate	182%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
General Obligation	46.8%
School District	22.2%
Water	6.4%
Medical	5.9%
Education	4.8%
Higher Education	4.4%
Transportation	4.3%
Power	2.3%
Airport	1.7%
Utilities	0.7%
Other	0.5%

Maturity Allocation (% of Total Investments)
Less than 1 Year	64.9%
1 to 3 Years	12.7%
3 to 5 Years	4.3%
5 to 10 Years	9.4%
Greater than 10 Years	8.7%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFABX

DFA Social Fixed Income Portfolio
DSFIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Social Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.22%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 10.52% for the Portfolio and 10.55% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Exclusion of securities with maturities longer than 20-years and allocation to securities with maturities shorter than one-year detracted from relative during a period when longer-term bonds outperformed shorter-term bonds.
• Exclusion of securitized bonds detracted from relative performance.
• Overweight to corporate bonds contributed positively as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (April 5, 2016 - October 31, 2024)
PAGE 1	DFA103124-DSFIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (04/05/2016)
DFA Social Fixed Income Portfolio – Institutional	10.52%	0.29%	1.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.19%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$614,490
Number of Holdings	418
Net Advisory Fees Paid (Thousands)	$1,047
Portfolio Turnover Rate	26%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	52.3%
Financials	20.6%
Communications	6.1%
Consumer, Cyclical	5.0%
Consumer, Non-cyclical	3.8%
Technology	3.3%
Energy	3.1%
Industrials	2.7%
Basic Materials	1.9%
Utilities	1.2%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	13.1%
1 to 3 Years	10.6%
3 to 5 Years	16.4%
5 to 10 Years	24.3%
Greater than 10 Years	35.6%
How Did the Portfolio Change?
Effective February 28, 2024:
• Lacey Huebel was added as a portfolio manager to the Portfolio.
• David Shao no longer serves as a portfolio manager to the Portfolio.
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DSFIX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DSFIX

DFA Targeted Credit Portfolio
DTCPX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Targeted Credit Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 7.03% for the Portfolio and 8.46% for the Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities generally outperforming shorter-duration securities.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (May 20, 2015 - October 31, 2024)
PAGE 1	DFA103124-DTCPX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (05/20/2015)
DFA Targeted Credit Portfolio – Institutional	7.03%	1.16%	1.85%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.05%
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD)	8.46%	1.91%	2.38%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$771,482
Number of Holdings	308
Net Advisory Fees Paid (Thousands)	$1,377
Portfolio Turnover Rate	21%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Financials	36.7%
Consumer, Non-cyclical	14.2%
Consumer, Cyclical	12.2%
Industrials	9.8%
Utilities	6.7%
U.S. Government	6.6%
Basic Materials	4.4%
Technology	3.3%
Energy	3.0%
Communications	2.8%
Other	0.3%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	53.7%
1 to 3 Years	45.7%
3 to 5 Years	0.6%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DTCPX

DFA Two-Year Global Fixed Income Portfolio
DFGFX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA Two-Year Global Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.16%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.59% for the Portfolio and 5.76% for the FTSE World Government Bond Index 1-2 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
• Commercial paper generally underperformed short-term bonds.
Relative to the benchmark, the Portfolio’s:
• Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.
• Allocation to commercial paper detracted from relative performance.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFGFX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA Two-Year Global Fixed Income Portfolio – Institutional	5.59%	1.51%	1.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
FTSE World Government Bond Index 1-2 Years (hedged to USD)	5.76%	1.80%	1.62%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$4,542,509
Number of Holdings	206
Net Advisory Fees Paid (Thousands)	$6,400
Portfolio Turnover Rate	52%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	47.3%
Financials	35.8%
Foreign Government	7.2%
Communications	2.9%
Energy	1.8%
Consumer, Non-cyclical	1.6%
Supranational	1.5%
Technology	1.3%
Consumer, Cyclical	0.6%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	84.0%
1 to 3 Years	16.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFGFX

DFA World ex U.S. Government Fixed Income Portfolio
DWFIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the DFA World ex U.S. Government Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 9.62% for the Portfolio and 8.74% for the FTSE Non-USD World Government Bond Index (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-term bonds outperforming shorter-term bonds.
Relative to the benchmark, the Portfolio’s:
• Overweight to intermediate-term bonds denominated in the Australian dollar and euro contributed positively to relative performance during a period when those intermediate-term bonds outperformed shorter-term bonds.
• Underweight to bonds denominated in Japanese yen contributed positively to relative performance as these bonds generally underperformed other global developed market bonds during the period.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DWFIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
DFA World ex U.S. Government Fixed Income Portfolio – Institutional	9.62%	-2.12%	1.43%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)[1]	9.28%	0.65%	2.51%
FTSE Non-USD World Government Bond Index (hedged to USD)	8.74%	-0.56%	2.07%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$936,724
Number of Holdings	58
Net Advisory Fees Paid (Thousands)	$1,635
Portfolio Turnover Rate	44%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Foreign Government	84.9%
Financials	8.5%
Energy	3.0%
Industrials	2.0%
U.S. Government	1.6%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
1 to 3 Years	3.5%
3 to 5 Years	5.6%
5 to 10 Years	59.9%
Greater than 10 Years	31.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DWFIX

Dimensional Retirement Income Fund
TDIFX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 12.17% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.39% for the ICE BofA US 3-Month Treasury Bill Index, the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the US nominal and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Shorter duration detracted from performance as shorter-duration bonds underperformed longer-duration bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-TDIFX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional Retirement Income Fund – Institutional	12.17%	4.25%	4.10%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA US 3-Month Treasury Bill Index[2]	5.39%	2.36%	1.88%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$45,658
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	16%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	48.1%
DFA One-Year Fixed Income Portfolio	32.2%
U.S. Core Equity 1 Portfolio	7.1%
U.S. Large Company Portfolio	7.1%
Large Cap International Portfolio	2.5%
Emerging Markets Core Equity Portfolio	1.7%
International Core Equity Portfolio	1.3%
Excludes cash investments.
PAGE 2	DFA103124-TDIFX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-TDIFX

Dimensional 2010 Target Date Retirement Income Fund
DRIBX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2010 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 12.84% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the US nominal and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
  The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios underperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Shorter duration detracted from performance as shorter-duration bonds underperformed longer-duration bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRIBX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2010 Target Date Retirement Income Fund – Institutional	12.84%	4.70%	4.80%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$13,945
Number of Holdings	7
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	32%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	57.4%
DFA One-Year Fixed Income Portfolio	22.6%
U.S. Large Company Portfolio	7.2%
U.S. Core Equity 1 Portfolio	7.2%
Large Cap International Portfolio	2.6%
Emerging Markets Core Equity Portfolio	1.7%
International Core Equity Portfolio	1.3%
PAGE 2	DFA103124-DRIBX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIBX

Dimensional 2015 Target Date Retirement Income Fund
DRIQX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.17%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 14.61% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the US TIPS markets. Real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRIQX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2015 Target Date Retirement Income Fund – Institutional	14.61%	4.57%	4.91%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$27,676
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	12%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	74.5%
U.S. Core Equity 1 Portfolio	8.9%
U.S. Large Company Portfolio	8.9%
Large Cap International Portfolio	3.1%
Emerging Markets Core Equity Portfolio	2.1%
International Core Equity Portfolio	1.6%
DFA LTIP Portfolio	0.9%
Excludes cash investments.
PAGE 2	DFA103124-DRIQX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIQX

Dimensional 2020 Target Date Retirement Income Fund
DRIRX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.18%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 15.43% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the US TIPS markets. Real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRIRX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2020 Target Date Retirement Income Fund – Institutional	15.43%	4.09%	5.01%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$73,420
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	64.7%
DFA LTIP Portfolio	10.1%
U.S. Core Equity 1 Portfolio	9.1%
U.S. Large Company Portfolio	9.1%
Large Cap International Portfolio	3.2%
Emerging Markets Core Equity Portfolio	2.2%
International Core Equity Portfolio	1.6%
Excludes cash investments.
PAGE 2	DFA103124-DRIRX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIRX

Dimensional 2025 Target Date Retirement Income Fund
DRIUX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2025 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.16%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 16.68% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
PAGE 1	DFA103124-DRIUX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2025 Target Date Retirement Income Fund – Institutional	16.68%	4.01%	5.40%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$147,998
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	14%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
DFA Inflation-Protected Securities Portfolio	54.7%
DFA LTIP Portfolio	19.4%
U.S. Core Equity 1 Portfolio	9.1%
U.S. Large Company Portfolio	9.1%
Large Cap International Portfolio	3.3%
Emerging Markets Core Equity Portfolio	2.3%
International Core Equity Portfolio	1.7%
DFA Two-Year Global Fixed Income Portfolio	0.2%
DFA Short-Term Extended Quality Portfolio	0.2%
Excludes cash investments.
PAGE 2	DFA103124-DRIUX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIUX

Dimensional 2030 Target Date Retirement Income Fund
DRIWX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2030 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.17%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 20.18% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRIWX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2030 Target Date Retirement Income Fund – Institutional	20.18%	4.98%	6.18%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.07%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.61%	1.70%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$193,543
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	17%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
DFA LTIP Portfolio	29.5%
DFA Inflation-Protected Securities Portfolio	26.1%
U.S. Core Equity 1 Portfolio	13.9%
U.S. Large Company Portfolio	13.9%
Large Cap International Portfolio	4.9%
Emerging Markets Core Equity Portfolio	3.4%
DFA Two-Year Global Fixed Income Portfolio	2.9%
DFA Short-Term Extended Quality Portfolio	2.9%
International Core Equity Portfolio	2.5%
PAGE 2	DFA103124-DRIWX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIWX

Dimensional 2035 Target Date Retirement Income Fund
DRIGX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2035 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.16% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
PAGE 1	DFA103124-DRIGX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2035 Target Date Retirement Income Fund – Institutional	23.16%	6.41%	7.02%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$193,091
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	16%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
DFA LTIP Portfolio	29.4%
U.S. Core Equity 1 Portfolio	18.8%
U.S. Large Company Portfolio	18.8%
DFA Inflation-Protected Securities Portfolio	7.1%
Large Cap International Portfolio	6.7%
DFA Short-Term Extended Quality Portfolio	5.6%
DFA Two-Year Global Fixed Income Portfolio	5.6%
Emerging Markets Core Equity Portfolio	4.6%
International Core Equity Portfolio	3.4%
Excludes cash investments.
PAGE 2	DFA103124-DRIGX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIGX

Dimensional 2040 Target Date Retirement Income Fund
DRIHX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2040 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.19%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 25.19% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed and US TIPS markets. Nominal and real term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
The Portfolio’s Inflation-Protected LDI Component’s Underlying Portfolios outperformed the LDI benchmark for the period. Relative to its benchmark, the Underlying Portfolios’:
• Longer duration contributed positively to performance as longer-duration TIPS outperformed shorter-duration TIPS.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRIHX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2040 Target Date Retirement Income Fund – Institutional	25.19%	8.46%	8.32%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$203,446
Number of Holdings	9
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	23.8%
U.S. Large Company Portfolio	23.7%
DFA LTIP Portfolio	17.6%
Large Cap International Portfolio	8.4%
DFA Two-Year Global Fixed Income Portfolio	8.3%
DFA Short-Term Extended Quality Portfolio	8.3%
Emerging Markets Core Equity Portfolio	5.7%
International Core Equity Portfolio	4.2%
Excludes cash investments.
PAGE 2	DFA103124-DRIHX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIHX

Dimensional 2045 Target Date Retirement Income Fund
DRIIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2045 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.20%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 27.53% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRIIX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2045 Target Date Retirement Income Fund – Institutional	27.53%	10.81%	9.92%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$185,375
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$11
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	28.6%
U.S. Large Company Portfolio	28.5%
DFA Short-Term Extended Quality Portfolio	10.5%
DFA Two-Year Global Fixed Income Portfolio	10.5%
Large Cap International Portfolio	10.1%
Emerging Markets Core Equity Portfolio	6.8%
International Core Equity Portfolio	5.0%
Excludes cash investments.
PAGE 2	DFA103124-DRIIX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIIX

Dimensional 2050 Target Date Retirement Income Fund
DRIJX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2050 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.21%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.29% for the Portfolio, 32.18% for the S&P Global style benchmark (“benchmark”). Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
  The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRIJX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2050 Target Date Retirement Income Fund – Institutional	31.29%	11.67%	10.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$162,801
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$17
Portfolio Turnover Rate	7%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	33.5%
U.S. Large Company Portfolio	33.4%
Large Cap International Portfolio	11.8%
Emerging Markets Core Equity Portfolio	8.0%
International Core Equity Portfolio	5.9%
DFA Short-Term Extended Quality Portfolio	3.7%
DFA Two-Year Global Fixed Income Portfolio	3.7%
Excludes cash investments.
PAGE 2	DFA103124-DRIJX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIJX

Dimensional 2055 Target Date Retirement Income Fund
DRIKX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2055 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.37% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRIKX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2055 Target Date Retirement Income Fund – Institutional	31.37%	11.71%	10.42%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$107,356
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$4
Portfolio Turnover Rate	10%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	34.3%
U.S. Large Company Portfolio	34.3%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity Portfolio	8.2%
International Core Equity Portfolio	6.1%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
Excludes cash investments.
PAGE 2	DFA103124-DRIKX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRIKX

Dimensional 2060 Target Date Retirement Income Fund
DRILX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2060 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.35% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DRILX

VALUE OF A $10,000 INVESTMENT (November 2, 2015 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/02/2015)
Dimensional 2060 Target Date Retirement Income Fund – Institutional	31.35%	11.68%	10.41%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.33%	2.07%
S&P Global BMI Index (net div.)	32.18%	10.49%	9.66%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[1]	5.79%	1.61%	1.70%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.69%
1	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$86,881
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	34.4%
U.S. Large Company Portfolio	34.2%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity Portfolio	8.2%
International Core Equity Portfolio	6.1%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
Excludes cash investments.
PAGE 2	DFA103124-DRILX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DRILX

Dimensional 2065 Target Date Retirement Income Fund
DTDRX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional 2065 Target Date Retirement Income Fund (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.22%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.27% for the Portfolio, 32.18% for the S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, 5.79% for the ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark, and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s liability-driven investing (LDI) component’s benchmark.
PERFORMANCE HIGHLIGHTS
• Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps. US stocks outperformed stocks in developed and emerging markets.
• Bond yields decreased in the global developed markets. Term premiums were positive, with longer-duration bonds outperforming shorter-duration bonds.
• Credit spreads narrowed over the period. Realized credit premiums were positive, as corporate bonds outperformed government bonds.
The Portfolio’s Equity Underlying Portfolios collectively outperformed the equity benchmark. Relative to the benchmark, the Portfolio’s:
• Greater weight in U.S. stocks contributed to performance as U.S. stocks outperformed developed and emerging markets stocks.
The Portfolio’s Global Bond Component’s Underlying Portfolios outperformed the fixed income benchmark. Relative to its benchmark, the Underlying Portfolios’:
• Inclusion of corporate bonds contributed positively to performance as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-DTDRX

VALUE OF A $10,000 INVESTMENT (January 2, 2020 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (01/02/2020)
Dimensional 2065 Target Date Retirement Income Fund – Institutional	31.27%	10.61%
Bloomberg Global Aggregate Bond Index (hedged to USD)	9.92%	0.37%
S&P Global BMI Index (net div.)[1]	32.18%	9.37%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[2]	5.79%	1.62%
Bloomberg U.S. TIPS Index	8.61%	2.07%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$25,318
Number of Holdings	8
Net Advisory Fees Paid (Thousands)	$0
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	34.5%
U.S. Large Company Portfolio	34.2%
Large Cap International Portfolio	12.1%
Emerging Markets Core Equity Portfolio	8.2%
International Core Equity Portfolio	6.0%
DFA Two-Year Global Fixed Income Portfolio	2.5%
DFA Short-Term Extended Quality Portfolio	2.5%
Excludes cash investments.
PAGE 2	DFA103124-DTDRX

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DTDRX

Emerging Markets Social Core Equity Portfolio
DFESX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Emerging Markets Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.44%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.50% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFESX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Emerging Markets Social Core Equity Portfolio – Institutional	23.50%	5.26%	4.20%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	3.43%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,664,105
Number of Holdings	6,139
Net Advisory Fees Paid (Thousands)	$5,491
Portfolio Turnover Rate	17%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	2.9%
Samsung Electronics Co. Ltd.	1.7%
Alibaba Group Holding Ltd.	1.6%
China Construction Bank Corp. H	0.8%
Infosys Ltd.	0.8%
SK Hynix, Inc.	0.8%
HDFC Bank Ltd.	0.6%
PDD Holdings, Inc.	0.6%
Bharti Airtel Ltd.	0.6%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
China	25.0%
Taiwan	21.5%
India	19.7%
South Korea	10.8%
Saudi Arabia	3.3%
South Africa	3.2%
Brazil	3.0%
Mexico	2.0%
Malaysia	1.6%
Indonesia	1.5%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFESX

Emerging Markets Sustainability Core 1 Portfolio
DESIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Emerging Markets Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.44%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.11% for the Portfolio and 25.32% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Emerging markets had positive returns for the period. As measured by the MSCI Emerging Markets indices, small cap stocks outperformed mid cap stocks, a subset of large cap stocks, and underperformed other large cap stocks. Mid cap stocks underperformed both small and large cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices. High profitability stocks outperformed low profitability stocks within both large caps and small caps.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Sustainability screens detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (March 27, 2018 - October 31, 2024)
PAGE 1	DFA103124-DESIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (03/27/2018)
Emerging Markets Sustainability Core 1 Portfolio – Institutional	23.11%	4.66%	2.07%
MSCI Emerging Markets Index (net div.)	25.32%	3.93%	1.65%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,091,197
Number of Holdings	5,399
Net Advisory Fees Paid (Thousands)	$3,502
Portfolio Turnover Rate	13%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Tencent Holdings Ltd.	3.1%
Alibaba Group Holding Ltd.	1.3%
Samsung Electronics Co. Ltd.	1.1%
PDD Holdings, Inc.	0.8%
Meituan B	0.6%
China Construction Bank Corp. H	0.6%
Infosys Ltd.	0.6%
Hon Hai Precision Industry Co. Ltd.	0.6%
Lenovo Group Ltd.	0.5%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
China	26.8%
India	20.0%
Taiwan	19.8%
South Korea	11.9%
Brazil	3.9%
Saudi Arabia	3.3%
South Africa	2.6%
Mexico	1.9%
United Arab Emirates	1.7%
Thailand	1.4%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DESIX

Global Social Core Equity Portfolio
DGBEX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Global Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.34%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 33.33% for the Portfolio and 32.33% for the MSCI All Country World IMI Index (net dividends) the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Portfolio’s:
• Social screens contributed.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (November 19, 2019 - October 31, 2024)
PAGE 1	DFA103124-DGBEX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (11/19/2019)
Global Social Core Equity Portfolio – Institutional	33.33%	10.28%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.35%
MSCI All Country World Index (net div.)	32.79%	10.69%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$62,842
Number of Holdings	4
Net Advisory Fees Paid (Thousands)	$2
Portfolio Turnover Rate	16%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Social Core Equity 2 Portfolio	63.5%
International Social Core Equity Portfolio	25.2%
Emerging Markets Social Core Equity Portfolio	11.3%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DGBEX

International Large Cap Growth Portfolio
DILRX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the International Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.86% for the Portfolio and 23.82% for the MSCI World ex USA Growth Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on growth stocks detracted, as the index included value stocks with relative prices too low for inclusion in the portfolio, which outperformed.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DILRX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Large Cap Growth Portfolio – Institutional	21.86%	6.51%	5.81%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Growth Index (net div.)	23.82%	5.85%	5.88%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$883,455
Number of Holdings	435
Net Advisory Fees Paid (Thousands)	$1,739
Portfolio Turnover Rate	14%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.4%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Novo Nordisk AS B	2.8%
Nestle SA	2.3%
ASML Holding NV	2.1%
Sony Group Corp.	1.7%
Siemens AG	1.4%
Ashtead Group PLC	1.3%
Deutsche Boerse AG	1.3%
Wolters Kluwer NV	1.2%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Industrials	26.5%
Consumer Discretionary	15.7%
Information Technology	12.4%
Health Care	12.3%
Consumer Staples	10.8%
Financials	7.8%
Communication Services	5.3%
Materials	4.5%
Energy	2.6%
Utilities	1.7%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DILRX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DILRX

International Small Cap Growth Portfolio
DISMX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the International Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.45%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.62% for the Portfolio and 25.12% for the MSCI World ex USA Small Growth Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.
  Relative to the benchmark, the Portfolio’s:
• Focus on small cap stocks detracted, as large cap stocks held by the index outperformed.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DISMX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Small Cap Growth Portfolio – Institutional	22.62%	4.48%	5.88%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Small Growth Index (net div.)	25.12%	3.99%	5.84%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$259,079
Number of Holdings	1,293
Net Advisory Fees Paid (Thousands)	$1,037
Portfolio Turnover Rate	23%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Belimo Holding AG	0.8%
Siegfried Holding AG	0.7%
IMCD NV	0.7%
Celestica, Inc.	0.7%
Lotus Bakeries NV	0.6%
GEA Group AG	0.6%
CTS Eventim AG & Co. KGaA	0.6%
Georg Fischer AG	0.6%
Gaztransport Et Technigaz SA	0.6%
Britvic PLC	0.6%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Industrials	26.1%
Consumer Discretionary	15.8%
Information Technology	14.2%
Consumer Staples	8.7%
Financials	8.4%
Health Care	7.5%
Materials	6.9%
Communication Services	4.8%
Energy	4.8%
Utilities	1.7%
Real Estate	1.1%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DISMX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DISMX

International Social Core Equity Portfolio
DSCLX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the International Social Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.27%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 24.20% for the Portfolio and 23.84% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
  Relative to the benchmark, the Portfolio’s:
• Social and sustainability considerations contributed.
• Emphasis on high profitability stocks detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DSCLX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Social Core Equity Portfolio – Institutional	24.20%	6.32%	5.30%
MSCI World ex USA Index (net div.)	23.84%	6.55%	5.30%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,502,302
Number of Holdings	4,133
Net Advisory Fees Paid (Thousands)	$3,220
Portfolio Turnover Rate	15%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Deutsche Telekom AG	0.8%
ASML Holding NV	0.7%
LVMH Moet Hennessy Louis Vuitton SE	0.7%
Royal Bank of Canada	0.7%
HSBC Holdings PLC	0.5%
Unilever PLC	0.4%
Wolters Kluwer NV	0.4%
Sony Group Corp.	0.4%
Banco Bilbao Vizcaya Argentaria SA	0.4%
Commonwealth Bank of Australia	0.4%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	23.5%
Canada	11.7%
United Kingdom	11.2%
Germany	8.1%
France	7.3%
Australia	6.4%
Switzerland	5.9%
Netherlands	4.2%
Sweden	3.6%
Italy	3.3%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DSCLX

International Sustainability Core 1 Portfolio
DFSPX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the International Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$27	0.24%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 25.17% for the Portfolio and 23.84% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks and small cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices. High profitability stocks underperformed low profitability stocks within both large cap stocks and small cap stocks.
  Relative to the benchmark, the Portfolio’s:
• Sustainability considerations contributed.
• Emphasis on high profitability stocks detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFSPX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
International Sustainability Core 1 Portfolio – Institutional	25.17%	6.63%	5.68%
MSCI World ex USA Index (net div.)	23.84%	6.55%	5.30%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,442,087
Number of Holdings	3,873
Net Advisory Fees Paid (Thousands)	$6,778
Portfolio Turnover Rate	14%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Novo Nordisk AS B	2.2%
ASML Holding NV	1.3%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Roche Holding AG	1.1%
Novartis AG	1.0%
Toyota Motor Corp.	0.8%
Unilever PLC	0.7%
AstraZeneca PLC	0.7%
Recruit Holdings Co. Ltd.	0.7%
Siemens AG	0.6%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	20.7%
United Kingdom	12.8%
Canada	10.1%
France	8.4%
Switzerland	8.2%
Germany	7.6%
Australia	5.9%
Netherlands	5.1%
Denmark	4.2%
Sweden	4.0%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFSPX

U.S. Large Cap Growth Portfolio
DUSLX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the U.S. Large Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.18%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 39.51% for the Portfolio and 43.77% for the Russell 1000® Growth Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Underweight to prominent mega cap names due to diversification controls detracted.
• Emphasis on stocks with smaller market capitalizations within the large cap universe detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DUSLX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Large Cap Growth Portfolio – Institutional	39.51%	16.12%	13.98%
Russell 1000® Index[1]	38.07%	15.00%	12.75%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$3,561,206
Number of Holdings	111
Net Advisory Fees Paid (Thousands)	$4,996
Portfolio Turnover Rate	11%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	5.2%
Visa, Inc. A	5.0%
Mastercard, Inc. A	4.9%
Eli Lilly & Co.	4.8%
Microsoft Corp.	4.7%
Home Depot, Inc.	4.3%
AbbVie, Inc.	4.2%
Oracle Corp.	3.3%
Meta Platforms, Inc. A	3.1%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	30.1%
Industrials	15.4%
Health Care	13.2%
Consumer Staples	12.5%
Financials	12.0%
Consumer Discretionary	10.7%
Communication Services	3.1%
Energy	1.7%
Materials	0.7%
Utilities	0.6%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Portfolio.
• Mary Phillips no longer serves as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DUSLX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DUSLX

U.S. Small Cap Growth Portfolio
DSCGX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the U.S. Small Cap Growth Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.32%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 33.58% for the Portfolio and 36.49% for the Russell 2000® Growth Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap value stocks underperformed small cap growth stocks. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on small cap stocks detracted, as the index held several holdings that were larger than our small cap definition, which outperformed.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DSCGX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Small Cap Growth Portfolio – Institutional	33.58%	12.15%	9.87%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 2000® Growth Index	36.49%	7.92%	8.15%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,371,559
Number of Holdings	573
Net Advisory Fees Paid (Thousands)	$3,240
Portfolio Turnover Rate	16%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	1.1%
Allison Transmission Holdings, Inc.	0.7%
MarketAxess Holdings, Inc.	0.7%
AAON, Inc.	0.6%
Norwegian Cruise Line Holdings Ltd.	0.6%
Louisiana-Pacific Corp.	0.6%
Encompass Health Corp.	0.6%
Applied Industrial Technologies, Inc.	0.6%
BWX Technologies, Inc.	0.6%
Eagle Materials, Inc.	0.6%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Industrials	27.5%
Consumer Discretionary	17.0%
Information Technology	15.6%
Health Care	10.4%
Financials	10.2%
Materials	7.6%
Consumer Staples	5.5%
Energy	3.4%
Communication Services	2.5%
Real Estate	0.3%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DSCGX

U.S. Social Core Equity 2 Portfolio
DFUEX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the U.S. Social Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.22%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 39.44% for the Portfolio and 37.86% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
• Social and sustainability considerations contributed.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFUEX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Social Core Equity 2 Portfolio – Institutional	39.44%	14.15%	11.22%
Russell 3000® Index	37.86%	14.60%	12.44%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$1,935,766
Number of Holdings	2,056
Net Advisory Fees Paid (Thousands)	$3,221
Portfolio Turnover Rate	8%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.6%
Apple, Inc.	5.1%
Microsoft Corp.	4.4%
Meta Platforms, Inc. A	2.8%
Amazon.com, Inc.	2.2%
Alphabet, Inc. A	1.4%
JPMorgan Chase & Co.	1.3%
Alphabet, Inc. C	1.2%
Visa, Inc. A	0.9%
Home Depot, Inc.	0.8%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	27.8%
Financials	18.5%
Industrials	14.6%
Consumer Discretionary	12.0%
Communication Services	9.1%
Consumer Staples	5.6%
Health Care	4.7%
Materials	3.9%
Energy	2.4%
Utilities	0.9%
Real Estate	0.5%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Portfolio.
• Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Effective February 28, 2024, the list of social screens included in the Portfolio’s prospectus were updated to add a screen designed to exclude companies that operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-DFUEX

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-DFUEX

U.S. Sustainability Core 1 Portfolio
DFSIX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the U.S. Sustainability Core 1 Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.17%
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 38.97% for the Portfolio and 37.86% for the Russell 3000® Index, the Portfolio’s benchmark.
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large cap stocks, and mid cap stocks, a subset of large cap stocks, underperformed other large cap stocks but outperformed small cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks outperformed low profitability stocks within large cap stocks and underperformed within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with smaller market capitalizations detracted.
• Emphasis on value stocks detracted.
• Exclusion of REITs contributed.
• Sustainability considerations contributed.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-DFSIX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
U.S. Sustainability Core 1 Portfolio – Institutional	38.97%	15.30%	12.62%
Russell 3000® Index	37.86%	14.60%	12.44%
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$7,407,601
Number of Holdings	1,989
Net Advisory Fees Paid (Thousands)	$9,278
Portfolio Turnover Rate	4%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
NVIDIA Corp.	6.1%
Apple, Inc.	5.2%
Meta Platforms, Inc. A	3.3%
Microsoft Corp.	2.5%
Amazon.com, Inc.	2.4%
Alphabet, Inc. A	1.7%
Alphabet, Inc. C	1.5%
JPMorgan Chase & Co.	1.4%
UnitedHealth Group, Inc.	1.3%
Broadcom, Inc.	1.2%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Information Technology	24.2%
Financials	17.7%
Industrials	13.4%
Health Care	12.0%
Consumer Discretionary	11.9%
Communication Services	9.4%
Consumer Staples	5.6%
Materials	2.8%
Energy	1.8%
Utilities	0.8%
Real Estate	0.4%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Portfolio.
• Mary Phillips no longer serves as a portfolio manager to the Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DFSIX

U.S. Sustainability Targeted Value Portfolio
DAABX | Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the U.S. Sustainability Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.34%[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.53% for the Portfolio and 31.77% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large and mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.
• Sustainability considerations contributed.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (July 7, 2020 - October 31, 2024)
PAGE 1	DFA103124-DAABX

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (07/07/2020)
U.S. Sustainability Targeted Value Portfolio – Institutional	31.53%	20.14%
Russell 3000® Index[1]	37.86%	15.91%
Russell 2000® Value Index	31.77%	16.25%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$469,052
Number of Holdings	1,161
Net Advisory Fees Paid (Thousands)	$1,213
Portfolio Turnover Rate	16%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
CNH Industrial NV	0.7%
Coherent Corp.	0.7%
Viatris, Inc.	0.7%
Twilio, Inc. A	0.6%
Flex Ltd.	0.6%
Unum Group	0.6%
WESCO International, Inc.	0.6%
Knight-Swift Transportation Holdings, Inc.	0.5%
J.M. Smucker Co.	0.5%
Molson Coors Beverage Co. B	0.5%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Financials	29.0%
Industrials	18.9%
Consumer Discretionary	15.9%
Information Technology	9.6%
Health Care	7.1%
Materials	5.3%
Consumer Staples	4.6%
Communication Services	4.5%
Energy	3.2%
Real Estate	1.4%
Utilities	0.5%
Excludes short-term investments and collateral for loaned securities.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-DAABX

Dimensional VA Equity Allocation Portfolio (formerly, VA Equity Allocation Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VA Equity Allocation Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.31%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 31.69% for the Portfolio and 32.33% for the MSCI All Country World IMI Index (net dividends)  the Portfolio’s all cap benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Global stocks had positive returns for the period. As measured by the MSCI All Country World IMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
Relative to the benchmark, the Portfolio’s:
•Emphasis on stocks with smaller market capitalization detracted.
•Emphasis on value stocks detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
VALUE OF A $10,000 INVESTMENT (July 10, 2017 - October 31, 2024)
PAGE 1	DFA103124-VAEA

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (07/10/2017)
Dimensional VA Equity Allocation Portfolio – Institutional	31.69%	11.94%	10.40%
MSCI All Country World IMI Index (net div.)[1]	32.33%	10.74%	9.84%
MSCI World Index (net div.)	33.68%	12.03%	11.02%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$187,881
Number of Holdings	10
Net Advisory Fees Paid (Thousands)	$160
Portfolio Turnover Rate	11%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	28.7%
U.S. Large Company Portfolio	23.0%
Dimensional VA U.S. Targeted Value Portfolio	13.0%
International Core Equity Portfolio	11.6%
Emerging Markets Core Equity Portfolio	8.0%
Dimensional VA U.S. Large Value Portfolio	7.3%
Dimensional VA International Small Portfolio	3.6%
Dimensional VA International Value Portfolio	2.7%
DFA Real Estate Securities Portfolio	1.6%
DFA International Real Estate Securities Portfolio	0.5%
How Did the Portfolio Change?
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA Equity Allocation Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-VAEA

Dimensional VA Global Bond Portfolio (formerly, VA Global Bond Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VA Global Bond Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.21%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.53% for the Portfolio and 6.38% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in global developed markets. Term premiums were positive, with longer-duration securities outperforming shorter-duration securities.
Relative to the benchmark, the Portfolio’s:
•Shorter duration detracted from relative performance during a period when shorter-duration securities underperformed longer-duration securities.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-VAGB

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA Global Bond Portfolio – Institutional	5.53%	0.69%	1.48%
Bloomberg Global Aggregate Bond Index (hedged to USD)[1]	9.92%	0.33%	2.12%
FTSE World Government Bond Index 1-5 Years (hedged to USD)	6.38%	1.29%	1.62%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$336,766
Number of Holdings	215
Net Advisory Fees Paid (Thousands)	$638
Portfolio Turnover Rate	60%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
Foreign Government	40.8%
Financials	34.2%
U.S. Government	24.7%
Consumer, Non-cyclical	0.3%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	70.1%
1 to 3 Years	21.3%
3 to 5 Years	8.6%
How Did the Portfolio Change?
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA Global Bond Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-VAGB

Dimensional VA Global Moderate Allocation Portfolio (formerly, VA Global Moderate Allocation Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VA Global Moderate Allocation Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.28%1,[2]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
2	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 22.36% for the Portfolio and 22.46% for the Portfolio’s custom benchmark, a hypothetical composite index composed of 65% S&P Global BMI Index (net dividends), the Portfolio’s equity benchmark, and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD), the Portfolio’s fixed income benchmark.
PERFORMANCE HIGHLIGHTS
•Global stocks had positive returns for the period. As measured by the S&P Global BMI indices, small cap stocks underperformed large cap stocks. Value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large caps but underperformed within small caps.
•Global bond yields decreased during the period. Realized term premiums were positive, with longer-term bonds outperforming shorter-term bonds. Credit spreads narrowed during the period. Realized credit premiums were positive, with corporate bonds outperforming government bonds.
Relative to the benchmark, the Portfolio’s:
•Emphasis on stocks with smaller market capitalization detracted.
•Emphasis on value stocks detracted.
•Inclusion of corporate bonds contributed to performance relative to the government bond index as corporate bonds outperformed government bonds.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
PAGE 1	DFA103124-VAGMA

VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA Global Moderate Allocation Portfolio – Institutional	22.36%	8.54%	6.87%
S&P Global BMI Index (net div.)[1]	32.18%	10.49%	8.72%
VA Global Moderate Allocation Composite Index[2]	22.46%	7.67%	6.45%
ICE BofA 1-3 Year Global Government Index (hedged to USD)[3]	5.79%	1.61%	1.61%
MSCI All Country World Index (net div.)	32.79%	11.08%	9.06%
1	The Portfolio has added this index in response to new regulatory requirements.
2	Dimensional VA Global Moderate Allocation Composite Index is an unmanaged hypothetical index composed of 65% S&P Global BMI Index (net dividends) and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD).
3	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$228,816
Number of Holdings	13
Net Advisory Fees Paid (Thousands)	$152
Portfolio Turnover Rate	8%
PAGE 2	DFA103124-VAGMA

WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	32.6%
DFA Selectively Hedged Global Fixed Income Portfolio	12.6%
Dimensional VA Global Bond Portfolio	12.6%
U.S. Core Equity 1 Portfolio	11.6%
International Core Equity Portfolio	10.4%
Emerging Markets Core Equity Portfolio	5.2%
DFA Two-Year Global Fixed Income Portfolio	5.0%
Dimensional VA Short-Term Fixed Portfolio	5.0%
Dimensional VA U.S. Large Value Portfolio	2.3%
Dimensional VA International Value Portfolio	1.2%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA Global Moderate Allocation Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-VAGMA

Dimensional VA International Small Portfolio (formerly, VA International Small Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VA International Small Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during and following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.39%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 23.56% for the Portfolio and 23.60% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, small cap stocks underperformed mid cap stocks, a subset of large cap stocks, and small cap value stocks outperformed small cap growth stocks. Within small caps, high profitability stocks underperformed low profitability stocks.

Relative to the benchmark, the Portfolio’s:
•Exclusion of low profitability growth stocks contributed.
•Exclusion of REITs contributed.
•Valuation timing differences between the portfolio and the index detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-VAIS

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA International Small Portfolio – Institutional	23.56%	6.18%	5.96%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Small Cap Index (net div.)	23.60%	4.75%	5.64%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$307,913
Number of Holdings	3,715
Net Advisory Fees Paid (Thousands)	$1,043
Portfolio Turnover Rate	17%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
LEG Immobilien SE	0.4%
Banco de Sabadell SA	0.4%
BAWAG Group AG	0.4%
Celestica, Inc.	0.3%
BPER Banca SpA	0.3%
Swiss Prime Site AG	0.3%
Gaztransport Et Technigaz SA	0.3%
GEA Group AG	0.3%
Unipol Gruppo SpA	0.3%
Belimo Holding AG	0.3%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	22.5%
United Kingdom	12.9%
Canada	11.7%
Switzerland	7.7%
Australia	6.9%
Germany	6.5%
France	5.5%
Italy	4.3%
Sweden	3.0%
Denmark	2.9%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA International Small Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-VAIS

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-VAIS

Dimensional VA International Value Portfolio (formerly, VA International Value Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VA International Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during and following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.28%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 21.76% for the Portfolio and 23.93% for the MSCI World ex USA Value Index (net dividends), the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
Developed ex U.S. equities had positive returns for the period. As measured by the MSCI World ex USA indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks. Value stocks outperformed growth stocks, and high profitability stocks underperformed low profitability stocks.
Relative to the benchmark, the Portfolio’s:
• Emphasis on stocks with higher profitability detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-VAIV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA International Value Portfolio – Institutional	21.76%	8.48%	5.43%
MSCI World ex USA Index (net div.)[1]	23.84%	6.55%	5.30%
MSCI World ex USA Value Index (net div.)	23.93%	6.83%	4.45%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$507,868
Number of Holdings	511
Net Advisory Fees Paid (Thousands)	$1,216
Portfolio Turnover Rate	14%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.8%
Novartis AG	1.8%
HSBC Holdings PLC	1.5%
Zurich Insurance Group AG	1.5%
Banco Santander SA	1.3%
Cie de Saint-Gobain SA	1.3%
UniCredit SpA	1.2%
Mitsubishi UFJ Financial Group, Inc.	1.1%
National Australia Bank Ltd.	1.1%
Excludes short-term investments and collateral for loaned securities.

Top Countries (% of Total Investments)
Japan	21.0%
United Kingdom	13.0%
Canada	10.7%
France	10.3%
Switzerland	10.0%
Germany	7.1%
Australia	6.5%
Netherlands	4.1%
Denmark	3.2%
Spain	2.8%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective August 26, 2024, Arun C. Keswani no longer serves as a portfolio manager to the Portfolio.
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA International Value Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-VAIV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-VAIV

Dimensional VA Short-Term Fixed Portfolio (formerly, VA Short-Term Fixed Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VA Short-Term Fixed Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.12%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 5.54% for the Portfolio and 5.39% for the ICE BofA US 3-Month Treasury Bill Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Bond yields decreased in the U.S. Term premiums were positive, with longer-term securities outperforming shorter-term securities.
Relative to the benchmark, the Portfolio’s:
•Allocation to securities with maturities longer than three-months contributed positively to relative performance during a period when longer-term securities outperformed shorter-term securities.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-VASTF

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA Short-Term Fixed Portfolio – Institutional	5.54%	1.78%	1.47%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.49%
ICE BofA US 3-Month Treasury Bill Index[2]	5.39%	2.36%	1.69%
ICE BofA US 6-Month Treasury Bill Index[2]	5.60%	2.46%	1.83%
1	The Portfolio has added this index in response to new regulatory requirements.
2	ICE BofA index data copyright 2024 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$387,655
Number of Holdings	151
Net Advisory Fees Paid (Thousands)	$363
Portfolio Turnover Rate	33%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	74.3%
Financials	22.7%
Foreign Government	2.5%
Energy	0.5%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
Less than 1 Year	90.1%
1 to 3 Years	9.9%
How Did the Portfolio Change?
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA Short-Term Fixed Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-VASTF

Dimensional VA U.S. Large Value Portfolio (formerly, VA U.S. Large Value Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VA U.S. Large Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred during and following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.21%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 30.53% for the Portfolio and 30.98% for the Russell 1000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, within the large cap universe, stocks with smaller market capitalizations underperformed larger stocks and value stocks underperformed growth stocks. High profitability stocks outperformed low profitability stocks within large cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Exclusion of highly regulated utilities detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-VAUSLV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA U.S. Large Value Portfolio – Institutional	30.53%	10.19%	8.86%
Russell 1000® Index[1]	38.07%	15.00%	12.75%
Russell 1000® Value Index	30.98%	10.14%	8.87%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$673,039
Number of Holdings	389
Net Advisory Fees Paid (Thousands)	$1,296
Portfolio Turnover Rate	15%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Exxon Mobil Corp.	4.0%
Berkshire Hathaway, Inc. B	2.2%
Chevron Corp.	2.1%
Cisco Systems, Inc.	1.5%
Verizon Communications, Inc.	1.4%
Comcast Corp. A	1.4%
AT&T, Inc.	1.3%
Wells Fargo & Co.	1.2%
Johnson & Johnson	1.1%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Financials	24.3%
Industrials	15.2%
Health Care	13.2%
Energy	12.8%
Information Technology	9.0%
Materials	8.0%
Communication Services	7.1%
Consumer Staples	5.0%
Consumer Discretionary	4.9%
Real Estate	0.4%
Utilities	0.1%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective February 28, 2024:
• Allen Pu was added as a portfolio manager to the Portfolio.
• Mary Phillips no longer serves as a portfolio manager to the Portfolio.
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA U.S. Large Value Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-VAUSLV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-VAUSLV

Dimensional VA U.S. Targeted Value Portfolio (formerly, VA U.S. Targeted Value Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VA U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.28%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 29.19% for the Portfolio and 31.77% for the Russell 2000® Value Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
U.S. equities had positive returns for the period. As measured by Russell indices, small cap stocks underperformed large and mid cap stocks, a subset of large cap stocks. Within small and mid caps, value stocks underperformed growth stocks as measured by the Russell indices. High profitability stocks underperformed low profitability stocks within small cap stocks.
Relative to the benchmark, the Portfolio’s:
• Focus on value stocks detracted, as the index included growth stocks with relative prices too high for inclusion in the portfolio, which outperformed.
• Emphasis on higher profitability stocks detracted.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (November 1, 2014 - October 31, 2024)
PAGE 1	DFA103124-VAUSTV

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Dimensional VA U.S. Targeted Value Portfolio – Institutional	29.19%	13.73%	9.35%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$693,834
Number of Holdings	1,333
Net Advisory Fees Paid (Thousands)	$1,735
Portfolio Turnover Rate	21%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Top 10 Holdings (% of Total Investments)
Expand Energy Corp.	0.7%
Unum Group	0.6%
Viatris, Inc.	0.5%
J.M. Smucker Co.	0.5%
Jones Lang LaSalle, Inc.	0.5%
TD SYNNEX Corp.	0.5%
Taylor Morrison Home Corp.	0.5%
WESCO International, Inc.	0.5%
Ally Financial, Inc.	0.5%
Jefferies Financial Group, Inc.	0.5%
Excludes short-term investments and collateral for loaned securities.

Sector Allocation (% of Total Investments)
Financials	28.5%
Industrials	16.2%
Consumer Discretionary	14.4%
Energy	9.5%
Information Technology	7.2%
Materials	7.0%
Health Care	5.9%
Consumer Staples	5.6%
Communication Services	3.9%
Real Estate	1.4%
Utilities	0.4%
Excludes short-term investments and collateral for loaned securities.
How Did the Portfolio Change?
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VA U.S. Targeted Value Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 2	DFA103124-VAUSTV

HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 3	DFA103124-VAUSTV

Dimensional VIT Inflation-Protected Securities Portfolio (formerly, VIT Inflation-Protected Securities Portfolio)
Institutional
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Dimensional VIT Inflation-Protected Securities Portfolio (the “Portfolio”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
This report describes changes to the Portfolio that occurred following the reporting period.
WHAT WERE THE Portfolio COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.11%[1]
1	Does not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.
MANAGEMENT’S DISCUSSION OF Portfolio PERFORMANCE
For the 12 months ended October 31, 2024, total returns were 8.79% for the Portfolio and 8.61% for the Bloomberg U.S. TIPS Index, the Portfolio’s style benchmark (“benchmark”).
PERFORMANCE HIGHLIGHTS
•Real yields decreased in the US markets. Real term premiums were positive, with longer-term TIPS outperforming shorter-term TIPS.
Relative to the benchmark, the Portfolio’s:
•Underweight to TIPS with maturities shorter than four-years and overweight TIPS in the 15- to 20-year maturity range contributed positively to relative performance.
•Underweight to TIPS with maturities longer than 20-years detracted from relative performance.
HOW DID THE Portfolio PERFORM?
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The graph and table presented below do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
VALUE OF A $10,000 INVESTMENT (May 29, 2015 - October 31, 2024)
PAGE 1	DFA103124-VAVIT

AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (05/29/2015)
Dimensional VIT Inflation-Protected Securities Portfolio – Institutional	8.79%	2.19%	2.26%
Bloomberg U.S. Aggregate Bond Index[1]	10.55%	-0.23%	1.39%
Bloomberg U.S. TIPS Index	8.61%	2.20%	2.36%
1	The Portfolio has added this index in response to new regulatory requirements.
Visit https://www.dimensional.com/us-en/funds for more recent performance information.
KEY Portfolio STATISTICS (as of October 31, 2024)

Net Assets (Thousands)	$206,668
Number of Holdings	19
Net Advisory Fees Paid (Thousands)	$180
Portfolio Turnover Rate	25%
WHAT DID THE Portfolio INVEST IN? (as of October 31, 2024)

Sector Allocation (% of Total Investments)
U.S. Government	100.0%
Excludes cash investments and collateral for loaned securities

Maturity Allocation (% of Total Investments)
3 to 5 Years	36.4%
5 to 10 Years	47.3%
Greater than 10 Years	16.3%
How Did the Portfolio Change?
Effective November 15, 2024, the Portfolio changed its name to the Dimensional VIT Inflation-Protected Securities Portfolio.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Portfolio?
For additional information about the Portfolio, including its prospectus, financial information, holdings, federal tax information, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
HOUSEHOLDING
To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as the Portfolio’s summary prospectus/prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.
PAGE 2	DFA103124-VAVIT

(b)	Not applicable.
ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees

Fiscal Year Ended October 31, 2024:	$2,199,915
Fiscal Year Ended October 31, 2023:	$2,172,445

(b)	Audit-Related Fees

Fees for Registrant –	Fiscal Year Ended October 31, 2024:	$172,986
	Fiscal Year Ended October 31, 2023:	$171,998

For fiscal years ended October 31, 2024 and October 31, 2023, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2024:	$240,000
Fiscal Year Ended October 31, 2023:	$235,000

For the fiscal years ended October 31, 2024 and October 31, 2023, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant	Fiscal Year Ended October 31, 2024:	$0
	Fiscal Year Ended October 31, 2023:	$0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant	Fiscal Year Ended October 31, 2024:	$0
	Fiscal Year Ended October 31, 2023:	$0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the
Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.	The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.	The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.	The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.	Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.	Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.	The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.	The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.	A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.	Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.	The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b) refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.	The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.	In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.	A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2024 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2024:	$1,380,396
Fiscal Year Ended October 31, 2023:	$1,306,381

(h)		The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

	(i)	Not applicable.

	(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.
(a)	Please see the Schedules of Investments contained in the Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)	Please see Financial Statements included below.

(b)	Please see Financial Highlights included below.

Annual Financial Statements & Other Information
Year Ended: October 31, 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Global Core Plus Real Return Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Note B to Financial Statements.
∞	Rates reflect the effective yields at purchase date.
(r)	The adjustable rate shown is effective as of October 31, 2024.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

Ɏ	Represents 7 Day subsidized yield as of 10/31/24
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
#	Total or Partial Securities on Loan.
Δ	Zero Coupon Security.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

2

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (2.8%)
Federal Home Loan Bank Discount Notes
∞	5.011%, 11/08/24	75,000	$74,925,083
∞	4.717%, 11/12/24	18,174	18,146,769
∞	4.673%, 01/03/25	28,000	27,780,729
International Bank for Reconstruction & Development
∞	4.643%, 12/11/24	6,000	5,969,524
TOTAL AGENCY OBLIGATIONS			126,822,105
BONDS — (11.2%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	5.437%, 03/18/26	22,007	22,044,412
Australia & New Zealand Banking Group Ltd., SOFR + 0.640%, FRN
(r)	5.496%, 10/03/25	3,766	3,775,010
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)Ω	5.606%, 07/03/25	19,780	19,829,219
(r)	5.606%, 07/03/25	3,000	3,007,465
Bank of New York Mellon Corp.
	3.000%, 02/24/25	750	745,614
Caisse des Depots et Consignations
	0.875%, 11/18/24	43,200	43,134,345
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	5.473%, 05/19/25	43,150	43,192,322
(r)	5.473%, 05/19/25	13,200	13,212,947
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	5.252%, 07/07/25	35,471	35,519,136
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	5.541%, 09/12/25	60,406	60,512,483
(r)	5.541%, 09/12/25	5,600	5,609,872
Commonwealth Bank of Australia, SOFR + 0.740%, FRN
(r)Ω	5.640%, 03/14/25	6,500	6,513,315
		Face Amount	Value†
		(000)

(r)	5.640%, 03/14/25	16,247	$16,280,281
Cooperatieve Rabobank UA
	5.000%, 01/13/25	12,000	11,999,025
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	5.613%, 08/28/26	7,750	7,763,098
Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	5.543%, 07/18/25	31,807	31,953,463
Credit Agricole SA
Ω	2.375%, 01/22/25	460	457,373
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	5.550%, 09/12/25	794	795,294
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.461%, 04/29/26	10,000	10,041,359
Kommunalbanken AS
	2.125%, 02/11/25	13,510	13,412,222
Kommuninvest I Sverige AB
	0.500%, 11/29/24	2,000	1,994,098
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 01/27/25	13,600	13,495,509
Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.852%, 04/01/25	8,400	8,426,249
National Australia Bank Ltd.
	5.132%, 11/22/24	14,475	14,475,881
National Australia Bank Ltd., SOFR + 0.380%, FRN
(r)Ω	5.231%, 01/12/25	2,900	2,899,997
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.584%, 12/10/25	21,160	21,243,216
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.853%, 05/13/25	11,110	11,146,148

3

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

NRW Bank
	0.375%, 02/10/25	5,600	$5,535,376
Province of Quebec
	1.500%, 02/11/25	36,500	36,169,406
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	6.145%, 06/15/26	3,900	3,953,067
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	5.272%, 04/16/26	7,000	7,011,130
Westpac Banking Corp., SOFR + 0.720%, FRN
(r)	5.779%, 11/17/25	25,000	25,101,288
TOTAL BONDS			501,249,620
U.S. TREASURY OBLIGATIONS — (36.8%)
U.S. Treasury Bills
∞	4.959%, 12/05/24	58,250	57,997,060
∞	4.671%, 12/10/24	38,000	37,811,765
∞	4.985%, 12/12/24	4,500	4,476,495
∞	4.769%, 12/19/24	50,000	49,696,666
∞	4.681%, 01/14/25	57,100	56,577,723
∞	4.546%, 01/16/25	20,000	19,811,816
∞	4.576%, 01/21/25	26,000	25,739,602
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.667%, 07/31/25	424,000	423,779,579
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.692%, 04/30/26	145,542	145,423,979
U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r)	4.711%, 04/30/25	177,000	176,983,204
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.712%, 10/31/25	421,500	421,305,950
U.S. Treasury Notes, 3M USTMMR + 0.200%, FRN
(r)	4.742%, 01/31/25	82,748	82,768,253
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.787%, 01/31/26	142,000	142,059,950
TOTAL U.S. TREASURY OBLIGATIONS			1,644,432,042

		Face Amount	Value†
		(000)
COMMERCIAL PAPER — (46.1%)
Apple, Inc.
Ω	4.806%, 11/07/24	4,750	$4,745,594
Ω	5.107%, 11/08/24	20,000	19,978,817
Ω	4.766%, 11/13/24	45,000	44,922,865
Ω	4.797%, 11/14/24	11,964	11,941,933
Ω	4.793%, 11/15/24	35,000	34,930,890
BNG Bank NV
Ω	4.898%, 11/04/24	22,425	22,413,111
Caisse d'Amortissement de la Dette Sociale
Ω	5.119%, 12/02/24	1,500	1,493,765
Ω	4.790%, 02/14/25	25,000	24,657,380
Caisse des Depots et Consignations
Ω	5.237%, 11/04/24	25,000	24,986,635
Ω	5.191%, 11/12/24	5,500	5,491,211
Ω	4.670%, 01/22/25	13,000	12,861,388
Ω	4.700%, 02/03/25	5,000	4,939,138
Ω	4.723%, 02/19/25	10,000	9,858,512
Ω	4.725%, 02/20/25	10,000	9,857,285
Ω	4.692%, 02/24/25	16,500	16,256,436
CDP Financial, Inc.
Ω	5.520%, 11/04/24	2,000	1,998,931
Chevron Corp.
Ω	5.192%, 11/05/24	27,250	27,231,768
Ω	5.255%, 11/06/24	8,000	7,993,575
Ω	5.134%, 11/14/24	13,750	13,724,371
Ω	4.702%, 01/30/25	20,000	19,766,518
Ω	4.679%, 02/05/25	12,000	11,850,997
Ω	4.683%, 02/13/25	45,000	44,396,906
Cisco Systems, Inc.
Ω	5.484%, 11/01/24	21,000	20,997,205
Ω	5.496%, 11/12/24	23,000	22,963,349
Ω	5.519%, 12/09/24	24,000	23,877,592
DBS Bank Ltd.
Ω	4.865%, 12/09/24	20,000	19,898,687
Ω	4.802%, 01/09/25	35,000	34,683,768
Ω	4.833%, 01/10/25	30,000	29,725,092
Ω	4.834%, 01/21/25	45,000	44,524,127
DNB Bank ASA
Ω	4.747%, 02/18/25	10,000	9,860,402
Ω	4.751%, 02/20/25	25,000	24,644,794
Ω	4.748%, 02/21/25	45,000	44,355,043
Ω	4.705%, 02/25/25	45,000	44,332,720
Equinor ASA
Ω	4.856%, 12/31/24	23,500	23,315,264
Ω	4.739%, 01/13/25	25,400	25,158,228
Ω	4.781%, 01/24/25	8,500	8,407,212
Erste Abwicklungsanstalt
Ω	5.216%, 11/06/24	4,000	3,996,789
Ω	5.143%, 11/12/24	15,500	15,475,232
Ω	5.020%, 11/19/24	33,000	32,917,143
Ω	5.012%, 11/22/24	15,000	14,956,534
Ω	4.788%, 12/05/24	9,000	8,958,817

4

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	4.780%, 01/24/25	15,000	$14,834,486
Ω	4.754%, 01/27/25	8,000	7,908,884
Ω	4.711%, 02/04/25	28,775	28,418,865
European Investment Bank
	4.718%, 02/27/25	45,000	44,317,039
	4.722%, 02/27/25	18,000	17,726,816
	4.684%, 03/24/25	22,125	21,721,617
	4.698%, 03/24/25	25,045	24,588,380
Johnson & Johnson
Ω	4.654%, 01/23/25	25,000	24,732,250
Kreditanstalt fuer Wiederaufbau
Ω	5.076%, 12/02/24	27,000	26,889,488
Ω	4.769%, 12/20/24	25,000	24,841,782
Ω	4.741%, 01/03/25	11,000	10,911,348
Ω	4.763%, 01/13/25	14,000	13,869,301
Ω	4.687%, 02/18/25	26,750	26,377,638
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.859%, 11/25/24	21,500	21,429,237
Ω	4.674%, 01/24/25	14,400	14,242,410
National Securities Clearing Corp.
Ω	5.199%, 11/04/24	22,000	21,988,239
Ω	4.863%, 11/14/24	10,000	9,981,399
Ω	4.874%, 11/14/24	7,500	7,486,049
Ω	4.799%, 12/03/24	30,000	29,870,915
Ω	5.190%, 12/03/24	10,000	9,956,972
Ω	4.757%, 12/20/24	2,500	2,483,819
Ω	4.663%, 01/17/25	15,000	14,849,590
Nederlandse Waterschapsbank NV
Ω	5.107%, 12/02/24	25,550	25,441,244
Ω	4.958%, 12/17/24	45,000	44,727,204
Ω	4.926%, 12/18/24	33,250	33,044,293
Ω	4.665%, 02/28/25	20,000	19,696,333
Nestle Finance International Ltd.
Ω	4.926%, 12/16/24	15,000	14,910,913
Ω	5.191%, 11/14/24	1,250	1,247,714
Ω	4.976%, 12/13/24	9,500	9,447,190
Ω	4.708%, 01/23/25	9,000	8,903,820
Ω	4.698%, 01/24/25	10,000	9,891,901
Nordea Bank Abp
Ω	5.477%, 11/01/24	23,500	23,496,861
Ω	4.757%, 12/19/24	45,000	44,713,640
Novartis Finance Corp.
Ω	4.785%, 12/02/24	10,000	9,958,157
NRW Bank
Ω	5.111%, 12/06/24	6,150	6,120,997
Ω	4.757%, 12/10/24	11,280	11,221,010
Ω	4.762%, 12/10/24	10,000	9,947,704
Ω	4.691%, 02/05/25	5,000	4,938,234
Ω	4.692%, 02/10/25	25,000	24,675,017
		Face Amount	Value†
		(000)
Ω	4.685%, 02/14/25	25,000	$24,662,321
Oesterreichische Kontrollbank AG
	4.812%, 12/04/24	15,000	14,933,530
Province of Quebec
Ω	5.096%, 11/18/24	20,000	19,952,430
Ω	4.982%, 11/29/24	10,000	9,962,027
PSP Capital, Inc.
Ω	4.954%, 12/12/24	33,250	33,069,774
Ω	4.749%, 01/07/25	33,000	32,712,976
Ω	4.718%, 01/15/25	19,000	18,815,516
Ω	4.579%, 01/31/25	10,000	9,882,775
Ω	4.683%, 02/03/25	15,000	14,818,603
Ω	4.663%, 02/13/25	16,750	16,526,834
Sanofi SA
Ω	5.185%, 11/06/24	15,000	14,987,979
Siemens Capital Co. LLC
Ω	4.774%, 12/04/24	30,000	29,867,627
Ω	4.655%, 01/28/25	14,500	14,336,455
Ω	4.678%, 01/28/25	15,000	14,830,815
Ω	4.700%, 02/03/25	8,000	7,903,839
Svensk Exportkredit AB
	4.672%, 01/22/25	13,000	12,861,758
	4.663%, 01/23/25	8,500	8,408,529
	4.588%, 01/29/25	25,000	24,711,875
	4.602%, 02/03/25	26,200	25,882,537
	4.713%, 02/10/25	34,000	33,560,142
	4.681%, 02/21/25	25,000	24,644,442
United Overseas Bank Ltd.
Ω	4.840%, 11/19/24	22,000	21,944,646
Ω	4.852%, 11/21/24	25,000	24,930,627
Ω	4.741%, 02/03/25	25,000	24,695,033
Ω	4.741%, 02/05/25	30,000	29,626,572
TOTAL COMMERCIAL PAPER (Cost $2,059,908,899)			2,059,684,442
TOTAL INVESTMENT SECURITIES (Cost $4,331,576,061)			4,332,188,209

Shares
TEMPORARY CASH INVESTMENTS — (3.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	136,312,822	136,312,822

5

DFA One-Year Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	$14
TOTAL INVESTMENTS — (100.0%)
(Cost $4,467,888,897)			$4,468,501,045
As of October 31, 2024, the value of Rule 144A securities amounted to $2,033,638,465 or 46.7% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$126,822,105	—	$126,822,105
Bonds	—	501,249,620	—	501,249,620
U.S. Treasury Obligations	—	1,644,432,042	—	1,644,432,042
Commercial Paper	—	2,059,684,442	—	2,059,684,442
Temporary Cash Investments	$136,312,822	—	—	136,312,822
Securities Lending Collateral	—	14	—	14
Total Investments in Securities	$136,312,822	$4,332,188,223	—	$4,468,501,045
See accompanying Notes to Financial Statements.
6

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (1.2%)
Federal Home Loan Bank Discount Notes
∞	4.951%, 11/08/24		13,500	$13,486,515
∞	4.736%, 11/20/24		11,000	10,972,531
∞	4.673%, 01/03/25		27,500	27,284,644
TOTAL AGENCY OBLIGATIONS				51,743,690
BONDS — (22.5%)
AUSTRALIA — (8.0%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.750%, FRN, 5.606%, 07/03/25		19,780	19,829,219
(r)	3M Swap + 0.920%, FRN, 5.338%, 11/04/25	AUD	10,000	6,617,129
(r)Ω	SOFR + 0.560%, FRN, 5.437%, 03/18/26		22,007	22,044,412
(r),Ω	SOFR + 0.810%, FRN, 5.661%, 01/18/27		21,125	21,249,112
#(r)Ω	SOFR + 0.650%, FRN, 5.508%, 09/30/27		12,353	12,380,135
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.740%, FRN, 5.640%, 03/14/25		15,861	15,893,490
(r)Ω	SOFR + 0.400%, FRN, 5.252%, 07/07/25		36,433	36,482,441
	4.200%, 08/18/25	AUD	7,000	4,590,715
(r)	3M Swap + 0.800%, FRN, 5.164%, 08/18/25	AUD	1,500	990,812
(r)Ω	SOFR + 0.630%, FRN, 5.541%, 09/12/25		33,540	33,599,124
(r)	3M Swap + 0.900%, FRN, 5.315%, 01/13/26	AUD	3,500	2,316,686
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.750%, FRN, 5.655%, 03/13/26		500	$502,860
National Australia Bank Ltd.
	5.132%, 11/22/24		10,000	10,000,609
(r)Ω	SOFR + 0.380%, FRN, 5.231%, 01/12/25		11,248	11,247,990
(r)	3M Swap + 0.770%, FRN, 5.150%, 01/21/25	AUD	14,900	9,815,534
(r)Ω	SOFR + 0.760%, FRN, 5.853%, 05/13/25		11,110	11,146,148
(r)	3M Swap + 0.920%, FRN, 5.271%, 11/25/25	AUD	23,500	15,555,357
(r)Ω	SOFR + 0.650%, FRN, 5.584%, 12/10/25		6,368	6,393,043
(r)	3M Swap + 0.780%, FRN, 5.153%, 05/12/26	AUD	13,750	9,091,042
(r)	3M Swap + 0.410%, FRN, 4.761%, 08/24/26	AUD	4,000	2,628,241
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	33,700	22,203,570
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	4,200	2,744,818
(r)	3M Swap + 0.690%, FRN, 5.108%, 03/17/25	AUD	19,300	12,720,889
	3.900%, 08/11/25	AUD	10,000	6,542,172
(r)	3M Swap + 0.800%, FRN, 5.173%, 08/11/25	AUD	33,500	22,125,495
(r)	SOFR + 1.000%, FRN, 6.014%, 08/26/25		4,500	4,526,483
(r)	SOFR + 0.720%, FRN, 5.779%, 11/17/25		25,000	25,101,288
(r)	3M Swap + 0.750%, FRN, 5.117%, 02/16/26	AUD	13,500	8,921,664

7

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	SOFR + 0.420%, FRN, 5.272%, 04/16/26		5,000	$5,007,950
TOTAL AUSTRALIA				362,268,428
CANADA — (2.5%)
Canada Government Bonds
	3.000%, 11/01/24	CAD	26,000	18,672,551
Canada Housing Trust No. 1
Ω	1.800%, 12/15/24	CAD	16,400	11,751,321
Ω	2.550%, 03/15/25	CAD	5,500	3,936,173
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 5.473%, 05/19/25		47,625	47,671,711
Province of Quebec
	4.200%, 03/10/25	AUD	40,915	26,880,385
Royal Bank of Canada
	4.810%, 12/16/24	CAD	5,000	3,595,217
	3.403%, 03/24/25	CAD	3,800	2,726,606
TOTAL CANADA				115,233,964
FINLAND — (0.4%)
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 5.606%, 03/19/27		16,687	16,756,771
FRANCE — (0.6%)
Caisse d'Amortissement de la Dette Sociale
	1.125%, 11/29/24		24,700	24,632,484
Caisse des Depots et Consignations
	0.875%, 11/18/24		2,000	1,996,960
Credit Agricole SA
Ω	2.375%, 01/22/25		1,245	1,237,891
TOTAL FRANCE				27,867,335
GERMANY — (0.5%)
Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.852%, 04/01/25		8,800	8,827,499
Landwirtschaftliche Rentenbank
	4.250%, 01/09/25	AUD	20,300	13,350,612
TOTAL GERMANY				22,178,111
			Face Amount^	Value†
			(000)

NETHERLANDS — (1.8%)
BNG Bank NV
	3.250%, 07/15/25	AUD	11,800	$7,693,825
Cooperatieve Rabobank UA
	1.375%, 01/10/25		4,468	4,437,815
(r)	SOFR + 0.380%, FRN, 5.224%, 01/10/25		1,170	1,171,176
	5.000%, 01/13/25		5,000	4,999,594
(r)	SOFR + 0.700%, FRN, 5.543%, 07/18/25		34,481	34,639,776
(r)	SOFR + 0.620%, FRN, 5.613%, 08/28/26		8,000	8,013,520
(r)	SOFR + 0.710%, FRN, 5.658%, 03/05/27		13,000	13,034,147
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
	4.250%, 07/08/25	AUD	5,000	3,276,680
Nederlandse Waterschapsbank NV
	4.875%, 02/24/25		700	700,175
	3.400%, 07/22/25	AUD	7,540	4,920,194
TOTAL NETHERLANDS				82,886,902
NORWAY — (0.4%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	11,500	7,547,413
(r)	SOFR + 1.000%, FRN, 5.906%, 06/17/26		8,598	8,686,532
TOTAL NORWAY				16,233,945
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.1%)
African Development Bank
	4.000%, 01/10/25	AUD	39,000	25,630,989
Asian Development Bank, SOFR + 1.000%, FRN
(r)	6.027%, 08/27/26		11,740	11,890,268
European Investment Bank
	1.700%, 11/15/24	AUD	24,846	16,337,212
	1.875%, 02/10/25		17,400	17,267,329
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	5.082%, 09/16/26		16,100	16,079,875

8

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	1.900%, 01/16/25	CAD	9,000	$6,438,877
(r)	SOFR + 0.180%, FRN, 5.092%, 06/15/26		18,500	18,481,133
(r)	SOFR + 0.370%, FRN, 5.214%, 01/12/27		4,000	4,009,989
(r)	SOFR + 0.280%, FRN, 5.325%, 02/23/27		60,000	60,058,800
(r)	SOFR + 0.270%, FRN, 5.182%, 06/15/27		14,000	14,014,009
International Finance Corp.
	4.000%, 04/03/25	AUD	5,141	3,375,939
(r)	SOFR + 0.280%, FRN, 5.192%, 03/16/26		10,000	10,006,291
Nordic Investment Bank
	1.500%, 03/13/25	NOK	166,500	14,964,627
	1.050%, 05/12/25	SEK	100,000	9,299,877
(r)	SOFR + 1.000%, FRN, 6.116%, 05/12/26		4,000	4,046,319
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				231,901,534
SWEDEN — (1.5%)
Kommuninvest I Sverige AB
	0.500%, 11/29/24		2,000	1,994,098
	1.000%, 05/12/25	SEK	96,000	8,934,964
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	6.157%, 08/03/26		51,467	52,081,930
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	6.145%, 06/15/26		4,900	4,966,674
TOTAL SWEDEN				67,977,666
UNITED STATES — (1.7%)
Bank of New York Mellon Corp.
	3.000%, 02/24/25		640	636,257
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 5.461%, 04/29/26	9,500	$9,539,291
(r)	SOFR + 1.000%, FRN, 5.936%, 12/08/26	53,900	54,519,577
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	6.004%, 10/30/26	1,785	1,809,256
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.825%, 11/13/26	8,400	8,449,130
State Street Corp., SOFR + 0.640%, FRN
(r)	5.509%, 10/22/27	4,210	4,225,409
TOTAL UNITED STATES			79,178,920
TOTAL BONDS			1,022,483,576
U.S. TREASURY OBLIGATIONS — (26.4%)
U.S. Treasury Bills
∞	5.053%, 12/05/24	45,000	44,804,596
∞	4.769%, 12/19/24	21,000	20,872,600
#∞	4.552%, 01/14/25	35,000	34,679,865
∞	4.559%, 01/21/25	20,000	19,799,694
U.S. Treasury Notes
(r)	3M USTMMR + 0.169%, FRN, 4.711%, 04/30/25	83,000	82,992,124
(r)	3M USTMMR + 0.125%, FRN, 4.667%, 07/31/25	295,000	294,846,641
(r)	3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25	441,750	441,546,627
(r)	3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26	210,250	210,338,764
(r)	3M USTMMR + 0.150%, FRN, 4.692%, 04/30/26	50,500	50,459,049
TOTAL U.S. TREASURY OBLIGATIONS			1,200,339,960
COMMERCIAL PAPER — (37.7%)
AUSTRALIA — (0.8%)
National Australia Bank Ltd.
Ω	5.223%, 11/08/24	35,000	34,962,794

9

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (4.3%)
CDP Financial, Inc.
Ω	5.500%, 01/03/25	13,000	$12,892,826
Province of Quebec
Ω	4.742%, 11/14/24	10,000	9,981,439
Ω	5.096%, 11/18/24	25,000	24,940,538
Ω	4.982%, 11/29/24	15,000	14,943,041
PSP Capital, Inc.
Ω	4.954%, 12/12/24	35,000	34,810,288
Ω	4.724%, 01/06/25	16,000	15,859,536
Ω	4.749%, 01/07/25	33,500	33,208,627
Ω	4.718%, 01/15/25	7,500	7,427,177
Ω	4.683%, 02/03/25	20,000	19,758,137
Ω	4.663%, 02/13/25	21,500	21,213,548
TOTAL CANADA			195,035,157
FINLAND — (0.3%)
Nordea Bank Abp
Ω	4.757%, 12/19/24	15,000	14,904,546
FRANCE — (4.7%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.790%, 02/14/25	45,000	44,383,283
Ω	4.713%, 02/24/25	9,000	8,866,045
Caisse des Depots et Consignations
Ω	5.237%, 11/04/24	8,000	7,995,723
Ω	5.227%, 11/05/24	35,000	34,976,597
Ω	5.191%, 11/12/24	5,500	5,491,212
Ω	4.670%, 01/22/25	16,500	16,324,070
Ω	4.855%, 01/31/25	10,000	9,882,008
Ω	4.723%, 02/19/25	10,000	9,858,512
Ω	4.725%, 02/20/25	38,000	37,457,683
Ω	4.692%, 02/24/25	10,000	9,852,386
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.674%, 01/24/25	15,000	14,835,844
Ω	4.634%, 02/03/25	11,500	11,359,644
TOTAL FRANCE			211,283,007
GERMANY — (6.8%)
Erste Abwicklungsanstalt
Ω	5.216%, 11/06/24	30,000	29,975,914
Ω	5.143%, 11/12/24	15,000	14,976,031
Ω	5.020%, 11/19/24	21,000	20,947,273
Ω	4.780%, 01/24/25	15,000	14,834,486
Ω	4.711%, 02/04/25	16,000	15,801,976
Ω	4.748%, 02/04/25	20,000	19,752,469
Ω	4.749%, 02/10/25	19,750	19,490,779
Kreditanstalt fuer Wiederaufbau
Ω	4.973%, 12/02/24	15,000	14,938,604
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Ω	5.075%, 12/02/24	5,000	$4,979,535
Ω	5.076%, 12/02/24	20,000	19,918,139
Ω	4.941%, 12/09/24	21,000	20,895,669
Ω	4.740%, 01/08/25	15,000	14,869,547
Ω	4.823%, 01/09/25	15,000	14,867,632
Ω	4.687%, 02/18/25	5,000	4,930,400
NRW Bank
Ω	5.111%, 12/06/24	7,500	7,464,630
Ω	4.757%, 12/10/24	11,870	11,807,924
Ω	4.692%, 02/10/25	15,000	14,805,010
Siemens Capital Co. LLC
Ω	4.774%, 12/04/24	31,250	31,112,111
Ω	4.696%, 12/30/24	13,300	13,197,590
TOTAL GERMANY			309,565,719
NETHERLANDS — (2.5%)
BNG Bank NV
Ω	4.898%, 11/04/24	22,500	22,488,071
Nederlandse Waterschapsbank NV
Ω	5.107%, 12/02/24	7,725	7,692,118
Ω	4.958%, 12/17/24	45,750	45,472,657
Ω	4.926%, 12/18/24	35,000	34,783,467
Ω	4.665%, 02/28/25	4,500	4,431,675
TOTAL NETHERLANDS			114,867,988
NORWAY — (2.9%)
DNB Bank ASA
Ω	4.812%, 01/21/25	35,000	34,634,224
Ω	4.761%, 02/11/25	18,000	17,764,401
Ω	4.747%, 02/18/25	45,000	44,371,809
Ω	4.751%, 02/20/25	5,000	4,928,959
Ω	4.748%, 02/21/25	25,000	24,641,690
Equinor ASA
Ω	4.781%, 01/24/25	6,000	5,934,503
TOTAL NORWAY			132,275,586
SINGAPORE — (3.6%)
DBS Bank Ltd.
Ω	5.258%, 12/02/24	37,900	37,741,842
Ω	4.865%, 12/09/24	15,000	14,924,015
Ω	4.802%, 01/09/25	35,000	34,683,768
Ω	4.834%, 01/21/25	5,000	4,947,125
Ω	4.804%, 01/28/25	23,125	22,853,605
Ω	4.784%, 02/03/25	9,500	9,383,862
United Overseas Bank Ltd.
Ω	4.852%, 11/21/24	25,000	24,930,627
Ω	4.741%, 02/05/25	15,000	14,813,286
TOTAL SINGAPORE			164,278,130

10

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
European Investment Bank
	4.718%, 02/27/25	20,000	$19,696,462
	4.718%, 02/27/25	25,000	24,620,577
	4.684%, 03/24/25	23,250	22,826,106
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			67,143,145
SWEDEN — (1.9%)
Svensk Exportkredit AB
	4.588%, 01/29/25	5,000	4,942,375
	4.602%, 02/03/25	25,000	24,697,078
	4.713%, 02/10/25	25,000	24,676,575
	4.688%, 02/25/25	30,000	29,559,397
TOTAL SWEDEN			83,875,425
UNITED STATES — (8.4%)
Apple, Inc.
Ω	5.107%, 11/08/24	20,000	19,978,817
Ω	4.797%, 11/14/24	12,167	12,144,559
Ω	4.793%, 11/15/24	25,000	24,950,635
Chevron Corp.
Ω	5.255%, 11/06/24	8,000	7,993,575
Ω	5.134%, 11/14/24	24,250	24,204,800
Ω	4.702%, 01/30/25	20,000	19,766,518
Ω	4.679%, 02/05/25	12,000	11,850,997
Ω	4.683%, 02/13/25	12,000	11,839,175
Cisco Systems, Inc.
Ω	5.496%, 11/12/24	23,000	22,963,349
Ω	5.517%, 11/18/24	16,500	16,460,714
Ω	5.519%, 12/09/24	23,000	22,882,692
Ω	4.626%, 01/13/25	25,000	24,760,802
Ω	4.720%, 01/17/25	45,000	44,546,040
Johnson & Johnson
Ω	4.654%, 01/23/25	25,000	24,732,250
National Securities Clearing Corp.
Ω	4.799%, 12/03/24	5,750	5,725,259
Ω	5.199%, 11/04/24	28,000	27,985,031
Ω	4.863%, 11/14/24	11,750	11,728,143
Ω	4.874%, 11/14/24	7,500	7,486,049
Nestle Finance International Ltd.
Ω	5.191%, 11/14/24	6,000	5,989,027
Ω	4.926%, 12/16/24	20,000	19,881,218
Ω	5.524%, 12/16/24	15,000	14,910,913
TOTAL UNITED STATES			382,780,563
TOTAL COMMERCIAL PAPER (Cost $1,711,102,077)			1,710,972,060
			Face Amount^	Value†
			(000)
FOREIGN SOVEREIGN OBLIGATIONS — (11.3%)
CANADA — (6.1%)
Canada Treasury Bills
∞	4.097%, 11/07/24	CAD	32,750	$23,504,920
∞	4.100%, 11/21/24	CAD	19,700	14,119,029
∞	3.925%, 01/15/25	CAD	11,100	7,913,459
∞	4.055%, 12/05/24	CAD	33,200	23,761,362
∞	3.951%, 01/03/25	CAD	15,000	10,705,606
∞	4.054%, 12/18/24	CAD	19,000	13,580,766
Ontario Treasury Bills
∞	4.065%, 12/11/24	CAD	72,000	51,496,017
∞	4.279%, 11/13/24	CAD	23,900	17,142,394
∞	4.230%, 11/20/24	CAD	35,000	25,086,077
∞	4.101%, 12/04/24	CAD	52,500	37,575,574
∞	3.800%, 01/08/25	CAD	3,863	2,755,413
Quebec Treasury Bills
∞	4.102%, 11/29/24	CAD	8,000	5,728,617
∞	4.109%, 12/06/24	CAD	25,000	17,889,360
∞	4.045%, 12/13/24	CAD	36,700	26,243,129
TOTAL CANADA				277,501,723
SINGAPORE — (2.9%)
Monetary Authority of Singapore Bills
∞	3.372%, 11/08/24	SGD	75,200	56,912,277
∞	3.293%, 11/22/24	SGD	70,000	52,910,517
∞	3.280%, 11/29/24	SGD	30,000	22,659,796
TOTAL SINGAPORE				132,482,590
UNITED KINGDOM — (2.3%)
U.K. Treasury Bills
∞	5.027%, 11/11/24	GBP	36,000	46,354,144
∞	4.997%, 11/25/24	GBP	30,000	38,552,399
∞	4.987%, 12/02/24	GBP	15,000	19,257,521
TOTAL UNITED KINGDOM				104,164,064
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				514,148,377
TOTAL INVESTMENT SECURITIES (Cost $4,516,923,638)				4,499,687,663

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	3,603,653	41,679,854
TOTAL INVESTMENTS — (100.0%)
(Cost $4,558,600,886)			$4,541,367,517

11

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
As of October 31, 2024, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	30,052,129	CAD	40,742,182	Royal Bank of Canada	11/12/24	$780,103
USD	25,578,735	CAD	34,653,150	State Street Bank and Trust	11/12/24	681,495
USD	27,439,523	CAD	37,207,911	UBS AG	11/12/24	706,764
USD	15,427,159	NOK	165,929,059	UBS AG	11/12/24	341,925
USD	60,648,956	AUD	90,268,079	Bank of New York Mellon	11/13/24	1,237,251
USD	80,855,034	CAD	109,312,130	UBS AG	11/14/24	2,313,002
USD	72,805,156	AUD	108,642,699	Bank of America Corp.	11/15/24	1,298,393
USD	64,541,813	GBP	49,598,332	Royal Bank of Canada	11/15/24	588,192
USD	76,654,369	CAD	103,987,808	State Street Bank and Trust	11/18/24	1,929,226
USD	54,241,651	AUD	81,697,969	Australia and New Zealand Bank	11/25/24	464,026
USD	63,707,661	GBP	49,098,686	HSBC Bank	11/26/24	399,355
USD	54,174,215	AUD	81,412,085	Royal Bank of Canada	11/26/24	584,232
USD	109,980,532	SGD	144,917,828	UBS AG	11/26/24	127,146
USD	8,168,263	CAD	11,019,485	Royal Bank of Canada	12/20/24	240,834
USD	78,392,973	CAD	105,838,039	UBS AG	12/20/24	2,252,978
USD	19,065,497	SEK	195,329,522	State Street Bank and Trust	01/02/25	673,924
USD	14,157,078	CAD	19,520,171	State Street Bank and Trust	01/09/25	103,651
Total Appreciation						$14,722,497
CAD	1,885,233	USD	1,400,614	Citibank, N.A.	11/12/24	$(46,131)
GBP	17,946,135	USD	23,285,141	Citibank, N.A.	11/15/24	(144,840)
USD	22,631,598	SGD	29,971,840	HSBC Bank	11/26/24	(88,230)
CAD	7,736,730	USD	5,637,030	Citibank, N.A.	12/20/24	(71,218)
Total (Depreciation)						$(350,419)
Total Appreciation (Depreciation)						$14,372,078
As of October 31, 2024, the value of Rule 144A securities amounted to $1,798,394,172 or 39.6% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$51,743,690	—	$51,743,690
Bonds
Australia	—	362,268,428	—	362,268,428
Canada	—	115,233,964	—	115,233,964
Finland	—	16,756,771	—	16,756,771
France	—	27,867,335	—	27,867,335
Germany	—	22,178,111	—	22,178,111
Netherlands	—	82,886,902	—	82,886,902
Norway	—	16,233,945	—	16,233,945
Supranational Organization Obligations	—	231,901,534	—	231,901,534
Sweden	—	67,977,666	—	67,977,666
United States	—	79,178,920	—	79,178,920

12

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,200,339,960	—	$1,200,339,960
Commercial Paper	—	1,710,972,060	—	1,710,972,060
Foreign Sovereign Obligations	—	514,148,377	—	514,148,377
Securities Lending Collateral	—	41,679,854	—	41,679,854
Total Investments in Securities	—	$4,541,367,517	—	$4,541,367,517
Financial Instruments
Assets
Forward Currency Contracts**	—	14,722,497	—	14,722,497
Liabilities
Forward Currency Contracts**	—	(350,419)	—	(350,419)
Total Financial Instruments	—	$14,372,078	—	$14,372,078
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
13

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
BONDS — (73.7%)
AUSTRALIA — (7.3%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 5.437%, 03/18/26		2,841	$2,845,830
(r)	3M Swap + 0.830%, FRN, 5.264%, 03/31/26	AUD	1,300	860,064
(r)Ω	SOFR + 0.810%, FRN, 5.661%, 01/18/27		2,000	2,011,750
(r)Ω	SOFR + 0.680%, FRN, 5.532%, 07/16/27		4,531	4,549,052
(r)Ω	SOFR + 0.650%, FRN, 5.508%, 09/30/27		3,553	3,560,805
Commonwealth Bank of Australia
(r)	SOFR + 0.740%, FRN, 5.640%, 03/14/25		1,170	1,172,397
(r)Ω	SOFR + 0.630%, FRN, 5.541%, 09/12/25		3,400	3,405,993
(r)	3M Swap + 0.900%, FRN, 5.315%, 01/13/26	AUD	800	529,528
(r)Ω	SOFR + 0.750%, FRN, 5.655%, 03/13/26		100	100,572
(r)	3M Swap + 0.750%, FRN, 5.114%, 08/17/26	AUD	3,500	2,313,323
(r)	3M Swap + 0.700%, FRN, 5.115%, 01/14/27	AUD	1,400	923,505
(r)	3M Swap + 1.020%, FRN, 5.384%, 08/18/27	AUD	1,000	664,497
(r)	3M Swap + 0.950%, FRN, 5.314%, 08/17/28	AUD	1,000	663,174
Glencore Funding LLC
Ω	1.625%, 09/01/25		330	321,158
Ω	1.625%, 04/27/26		2,398	2,289,574
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Macquarie Bank Ltd.
(r)	3M Swap + 0.480%, FRN, 4.885%, 12/09/25	AUD	500	$329,159
(r)Ω	SOFR + 1.200%, FRN, 6.145%, 12/07/26		5,220	5,287,822
(r)Ω	SOFR + 0.920%, FRN, 5.777%, 07/02/27		3,000	3,019,955
National Australia Bank Ltd.
(r)	3M Swap + 0.900%, FRN, 5.294%, 05/30/25	AUD	3,000	1,981,111
(r)	3M Swap + 0.920%, FRN, 5.271%, 11/25/25	AUD	1,500	992,895
(r)Ω	SOFR + 0.650%, FRN, 5.584%, 12/10/25		2,160	2,168,495
(r)	3M Swap + 0.780%, FRN, 5.153%, 05/12/26	AUD	8,128	5,373,963
(r)	3M Swap + 0.410%, FRN, 4.761%, 08/24/26	AUD	3,100	2,036,886
(r)	3M Swap + 0.850%, FRN, 5.217%, 11/16/26	AUD	6,700	4,434,755
(r)	3M Swap + 1.000%, FRN, 5.373%, 05/12/28	AUD	1,600	1,061,752
Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	5.164%, 01/25/27	AUD	3,500	2,310,260
Toyota Finance Australia Ltd.
	0.064%, 01/13/25	EUR	2,700	2,918,863
Westpac Banking Corp.
	1.019%, 11/18/24		380	379,293
(r)	3M Swap + 0.690%, FRN, 5.108%, 03/17/25	AUD	3,500	2,306,897
(r)	3M Swap + 0.800%, FRN, 5.173%, 08/11/25	AUD	2,000	1,320,925

14

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.750%, FRN, 5.123%, 08/10/26	AUD	5,600	$3,700,249
(r)	3M Swap + 0.820%, FRN, 5.236%, 12/15/26	AUD	3,300	2,182,632
(r)	3M Swap + 0.700%, FRN, 5.084%, 01/25/27	AUD	2,700	1,780,370
(r)	3M Swap + 1.230%, FRN, 5.603%, 11/11/27	AUD	1,700	1,135,652
(r)	3M Swap + 0.980%, FRN, 5.347%, 02/16/28	AUD	3,200	2,122,430
(r)	3M Swap + 0.930%, FRN, 5.346%, 09/19/28	AUD	2,500	1,655,056
TOTAL AUSTRALIA				74,710,642
AUSTRIA — (0.4%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	3,300	3,558,324
BELGIUM — (0.8%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	165	210,918
Belfius Bank SA
	0.010%, 10/15/25	EUR	700	742,237
	3.750%, 01/22/29	EUR	1,400	1,544,939
Dexia SA
	0.500%, 01/17/25	EUR	5,000	5,409,407
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	500	540,530
TOTAL BELGIUM				8,448,031
CANADA — (5.0%)
Bank of Montreal
	1.850%, 05/01/25		300	295,613
(r)	SOFR + 0.620%, FRN, 5.515%, 09/15/26		310	309,559
(r)	SOFR + 1.160%, FRN, 6.072%, 12/11/26		1,000	1,010,979
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Nova Scotia
(r)	SOFR + 1.090%, FRN, 5.996%, 06/12/25		3,500	$3,514,454
(r)	SOFR + 0.780%, FRN, 5.747%, 06/04/27		2,904	2,909,870
Bell Telephone Co. of Canada or Bell Canada
	2.750%, 01/29/25	CAD	500	358,049
	3.350%, 03/12/25	CAD	1,300	931,769
Canada Housing Trust No. 1
Ω	1.800%, 12/15/24	CAD	900	644,890
Ω	2.550%, 03/15/25	CAD	1,900	1,359,769
Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	700	776,921
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,110	1,106,424
	2.050%, 07/15/25		500	489,846
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	5.473%, 05/19/25		3,700	3,703,629
Enbridge, Inc.
	2.500%, 01/15/25		221	219,820
	2.440%, 06/02/25	CAD	3,000	2,136,833
Export Development Canada, SOFR + 0.330%, FRN
#(r)	5.171%, 08/01/28		2,160	2,161,838
Federation des Caisses Desjardins du Quebec
	5.200%, 10/01/25	CAD	2,000	1,455,022
Magna International, Inc.
	4.150%, 10/01/25		1,000	994,629
National Bank of Canada
	5.296%, 11/03/25	CAD	5,500	4,009,645
Province of Ontario
	2.650%, 02/05/25	CAD	900	644,786
Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	10,000	7,154,667
Royal Bank of Canada
(r)	SOFR + 0.570%, FRN, 5.410%, 04/27/26		1,200	1,203,033
(r)	SOFR + 0.950%, FRN, 5.792%, 01/19/27		500	503,321

15

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 0.710%, FRN, 5.552%, 01/21/27		2,121	$2,126,165
Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	1,200	876,900
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	900	640,733
Toronto-Dominion Bank
	1.150%, 06/12/25		750	733,556
(r)	SOFR + 1.080%, FRN, 5.923%, 07/17/26		6,635	6,688,060
TransCanada PipeLines Ltd.
	3.300%, 07/17/25	CAD	2,300	1,646,730
TOTAL CANADA				50,607,510
FINLAND — (0.7%)
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.844%, 07/15/26		4,000	4,041,887
Nordea Bank Abp
Ω	3.600%, 06/06/25		460	457,181
(r)Ω	SOFR + 0.740%, FRN, 5.606%, 03/19/27		2,896	2,908,109
TOTAL FINLAND				7,407,177
FRANCE — (2.0%)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	2,400	2,593,242
Ayvens SA
	3.875%, 07/16/29	EUR	1,100	1,215,151
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		300	299,555
(r)Ω	SOFR + 0.410%, FRN, 5.550%, 02/04/25		1,000	1,000,480
(r)Ω	SOFR + 1.130%, FRN, 5.971%, 01/23/27		2,250	2,269,735
(r)Ω	SOFR + 1.070%, FRN, 6.131%, 02/16/28		3,200	3,214,496
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	3,500	3,780,962
BPCE SA
Ω	2.375%, 01/14/25		1,500	1,492,111
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	500	$535,608
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.782%, 03/11/27		2,000	2,008,940
Societe Generale SA
Ω	2.625%, 01/22/25		1,600	1,590,565
TOTAL FRANCE				20,000,845
GERMANY — (3.6%)
BMW U.S. Capital LLC
Ω	3.250%, 04/01/25		1,355	1,345,864
(r)Ω	SOFR + 0.620%, FRN, 5.718%, 08/11/25		350	350,694
(r)Ω	SOFR + 0.550%, FRN, 5.400%, 04/02/26		1,000	1,000,295
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	2,600	1,863,350
	5.180%, 09/19/25	CAD	1,400	1,017,238
Daimler Truck Finance North America LLC
(r)Ω	SOFR + 0.750%, FRN, 5.680%, 12/13/24		1,400	1,400,929
(r)Ω	SOFR + 0.960%, FRN, 5.819%, 09/25/27		3,000	3,006,476
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,000	2,157,149
Deutsche Bank AG
	4.162%, 05/13/25		300	298,884
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	2,900	3,154,475
Landeskreditbank Baden-Wuerttemberg Foerderbank
(r)	SOFR + 1.000%, FRN, 5.852%, 04/01/25		3,000	3,009,375
	4.250%, 08/07/25	AUD	7,500	4,916,550
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	1,000	705,491

16

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.930%, FRN, 5.782%, 03/30/25		2,700	$2,707,283
(r)Ω	SOFR + 0.570%, FRN, 5.411%, 08/01/25		1,200	1,202,299
(r)Ω	SOFR + 0.670%, FRN, 5.516%, 01/09/26		4,000	4,012,824
NRW Bank
	0.375%, 02/10/25		800	790,768
	1.050%, 03/31/26	AUD	2,800	1,751,780
Siemens Financieringsmaatschappij NV
	1.000%, 02/20/25	GBP	500	636,840
Volkswagen Financial Services Overseas AG
Δ	0.000%, 02/12/25	EUR	700	754,433
VW Credit Canada, Inc.
	2.050%, 12/10/24	CAD	1,500	1,075,064
TOTAL GERMANY				37,158,061
HONG KONG — (0.1%)
AIA Group Ltd.
	3.200%, 03/11/25		1,500	1,490,687
IRELAND — (0.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		2,700	2,596,198
	4.450%, 04/03/26		150	148,902
GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	868,111
TOTAL IRELAND				3,613,211
ITALY — (0.0%)
Eni SpA
	3.750%, 09/12/25	EUR	350	383,626
JAPAN — (1.8%)
Japan Government Five Year Bonds
	0.005%, 06/20/26	JPY	200,000	1,307,740
	0.005%, 09/20/26	JPY	410,000	2,677,170
Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	245,000	1,611,882
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		210	$208,249
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,000	951,999
Nomura Holdings, Inc.
	1.653%, 07/14/26		4,587	4,340,518
(r)	SOFR + 1.250%, FRN, 6.108%, 07/02/27		2,700	2,720,689
ORIX Corp.
	3.780%, 05/29/29	EUR	500	551,152
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	6.023%, 07/09/29		900	908,775
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.914%, 09/10/27		1,600	1,613,808
Toyota Motor Finance Netherlands BV
	3.125%, 07/11/29	EUR	1,500	1,628,004
TOTAL JAPAN				18,519,986
NETHERLANDS — (2.3%)
BNG Bank NV
	3.250%, 07/15/25	AUD	5,000	3,260,096
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.554%, 01/09/26		6,000	6,018,323
(r)	SOFR + 0.620%, FRN, 5.613%, 08/28/26		1,000	1,001,690
(r)	SOFR + 0.900%, FRN, 5.745%, 10/05/26		300	301,893
(r)	3M Swap + 0.870%, FRN, 5.221%, 02/26/27	AUD	3,800	2,513,284
(r)	SOFR + 0.710%, FRN, 5.658%, 03/05/27		3,500	3,509,193
(r)	3M Swap + 1.180%, FRN, 5.560%, 01/19/28	AUD	500	332,923
(r)	3M Swap + 1.150%, FRN, 5.529%, 11/21/28	AUD	2,500	1,664,170

17

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
(r)	3M Swap + 1.030%, FRN, 5.381%, 02/26/29	AUD	1,100	$728,796
Heineken NV
	2.875%, 08/04/25	EUR	1,000	1,088,087
ING Groep NV
	1.125%, 02/14/25	EUR	2,500	2,705,100
TOTAL NETHERLANDS				23,123,555
NEW ZEALAND — (0.1%)
ANZ New Zealand International Ltd.
(r)Ω	SOFR + 0.600%, FRN, 5.659%, 02/18/25		1,400	1,401,554
NORWAY — (1.7%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	59,067
(r)Ω	SOFR + 1.000%, FRN, 5.906%, 06/17/26		11,000	11,113,265
#(r)Ω	SOFR + 0.400%, FRN, 5.394%, 03/03/28		5,000	5,006,227
Statnett SF
	0.875%, 03/08/25	EUR	500	539,809
Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,086,890
TOTAL NORWAY				17,805,258
SPAIN — (0.4%)
Avangrid, Inc.
	3.200%, 04/15/25		2,600	2,577,683
Banco Santander SA
	3.875%, 04/22/29	EUR	400	443,402
CaixaBank SA
	0.375%, 02/03/25	EUR	1,000	1,079,831
TOTAL SPAIN				4,100,916
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.7%)
Asian Development Bank
(r)	SOFR + 1.000%, FRN, 5.912%, 06/16/26		3,200	3,238,752
(r)	SOFR + 0.300%, FRN, 5.189%, 06/20/28		4,600	4,593,933
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	124,806
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.620%, FRN, 5.712%, 08/16/27		1,000	$1,007,576
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 5.397%, 02/20/28		4,050	4,054,010
(r)	SOFR + 0.300%, FRN, 5.361%, 02/16/29		5,360	5,349,615
European Investment Bank
	1.875%, 02/10/25		100	99,238
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 5.082%, 09/16/26		1,100	1,098,625
(r)	SOFR + 0.280%, FRN, 5.124%, 04/12/27		127	126,979
(r)	SOFR + 0.350%, FRN, 5.202%, 10/04/27		9,400	9,404,954
(r)	SOFR + 0.350%, FRN, 5.200%, 10/05/28		2,100	2,100,819
(r)	SOFR + 0.370%, FRN, 5.211%, 08/01/29		4,000	4,003,717
International Bank for Reconstruction & Development
	1.900%, 01/16/25	CAD	500	357,715
(r)	SOFR + 0.280%, FRN, 5.325%, 02/23/27		5,115	5,120,013
(r)	SOFR + 0.270%, FRN, 5.182%, 06/15/27		4,000	4,004,003
(r)	SOFR + 0.430%, FRN, 5.503%, 08/19/27		9,414	9,458,528
(r)	SOFR + 0.300%, FRN, 5.142%, 01/24/29		230	229,306

18

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp., SOFR + 0.310%, FRN
(r)	5.327%, 08/28/28		3,280	$3,279,519
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				57,652,108
SWEDEN — (1.8%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	2,000	2,154,167
Skandinaviska Enskilda Banken AB
	4.375%, 11/06/28	EUR	750	852,922
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 6.157%, 08/03/26		3,550	3,592,415
(r)	SOFR + 1.000%, FRN, 5.839%, 05/05/27		5,000	5,075,312
Svenska Handelsbanken AB
(r),(r)Ω	SOFR + 0.910%, FRN, 5.858%, 06/10/25		6,233	6,257,704
(r)Ω	SOFR + 1.250%, FRN, 6.145%, 06/15/26		500	506,803
TOTAL SWEDEN				18,439,323
SWITZERLAND — (0.9%)
Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	514	555,078
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,326,757
UBS Group AG
Ω	4.125%, 09/24/25		2,000	1,990,938
Ω	4.125%, 04/15/26		5,000	4,946,396
TOTAL SWITZERLAND				8,819,169
UNITED KINGDOM — (1.6%)
Barclays PLC
	3.650%, 03/16/25		500	497,409
	4.375%, 01/12/26		3,300	3,279,688
BAT International Finance PLC
	1.668%, 03/25/26		600	574,431
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Lloyds Banking Group PLC
	4.450%, 05/08/25		1,455	$1,451,813
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	970	1,046,240
	3.625%, 07/24/29	EUR	1,000	1,104,458
Nationwide Building Society
	0.250%, 07/22/25	EUR	1,200	1,281,217
#Ω	1.000%, 08/28/25		500	485,810
	NatWest Group PLC
	4.800%, 04/05/26		668	667,856
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,000	1,109,845
	Reynolds American, Inc.
	4.450%, 06/12/25		800	797,156
	SELP Finance SARL
	0.875%, 05/27/29	EUR	2,500	2,411,541
	SSE PLC
	0.875%, 09/06/25	EUR	1,000	1,071,270
	TOTAL UNITED KINGDOM			15,778,734
UNITED STATES — (37.1%)
3M Co.
	2.000%, 02/14/25		5,548	5,497,405
	2.650%, 04/15/25		3,700	3,663,212
AbbVie, Inc.
	2.600%, 11/21/24		477	476,374
	3.800%, 03/15/25		777	774,013
	3.600%, 05/14/25		1,218	1,210,307
	Aetna, Inc.
	3.500%, 11/15/24		130	129,903
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		707	700,418
	Ally Financial, Inc.
#	5.800%, 05/01/25		600	601,639
	Altria Group, Inc.
	2.350%, 05/06/25		140	138,158
American Express Co.
	3.950%, 08/01/25		4,915	4,890,034
(r)	SOFR + 0.760%, FRN, 5.852%, 02/13/26		2,035	2,043,343
(r)	SOFR + 0.650%, FRN, 5.790%, 11/04/26		2,400	2,401,822
American Honda Finance Corp.
(r)	SOFR + 0.550%, FRN, 5.648%, 02/12/25		150	150,014

19

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r) SOFR + 0.600%, FRN, 5.673%, 08/14/25		610	$611,390
(r) SOFR + 0.790%, FRN, 5.639%, 10/03/25		1,000	1,004,207
(r) SOFR + 0.710%, FRN, 5.554%, 01/09/26		3,167	3,174,110
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	1,078,387
American Tower Corp.
2.400%, 03/15/25		347	343,705
4.000%, 06/01/25		2,000	1,990,259
1.300%, 09/15/25		260	252,092
1.600%, 04/15/26		170	162,368
American Water Capital Corp.
3.400%, 03/01/25		1,903	1,891,751
Amgen, Inc.
3.125%, 05/01/25		689	683,076
Appalachian Power Co.
3.400%, 06/01/25		130	128,737
Autodesk, Inc.
4.375%, 06/15/25		1,600	1,596,442
AvalonBay Communities, Inc.
3.450%, 06/01/25		430	427,034
Avangrid, Inc.
# 3.150%, 12/01/24		232	231,496
Avnet, Inc.
4.625%, 04/15/26		2,000	1,988,618
Bank of New York Mellon Corp.
1.600%, 04/24/25		132	130,062
Berkshire Hathaway Energy Co.
3.500%, 02/01/25		3,000	2,987,113
Boardwalk Pipelines LP
4.950%, 12/15/24		355	354,758
5.950%, 06/01/26		188	190,108
Boeing Co.
3.100%, 05/01/26		639	616,983
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r) 5.535%, 02/20/26		3,500	3,505,727
Capital One Financial Corp.
3.200%, 02/05/25		1,000	995,043
Carrier Global Corp.
2.242%, 02/15/25		436	432,603
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Caterpillar Financial Services Corp.
3.400%, 05/13/25		300	$298,086
(r) SOFR + 0.460%, FRN, 5.467%, 02/27/26		1,508	1,508,985
Celanese U.S. Holdings LLC
1.400%, 08/05/26		820	770,656
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 5.612%, 05/13/26		4,376	4,378,091
(r) SOFR + 1.050%, FRN, 6.025%, 03/03/27		4,000	4,033,003
Charles Schwab Corp.
3.850%, 05/21/25		1,113	1,107,004
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	1,166	1,263,969
3.150%, 03/15/25		1,847	1,836,512
Cigna Group
3.250%, 04/15/25		5,990	5,947,024
Citigroup, Inc.
1.750%, 01/28/25	EUR	300	325,218
3.400%, 05/01/26		366	359,325
CNH Industrial Capital LLC
3.950%, 05/23/25		4,070	4,047,853
Constellation Energy Generation LLC
3.250%, 06/01/25		5,000	4,948,676
COPT Defense Properties LP
2.250%, 03/15/26		1,400	1,346,535
Corebridge Financial, Inc.
3.500%, 04/04/25		5,220	5,187,730
Discover Financial Services
4.500%, 01/30/26		647	643,474
Dollar Tree, Inc.
4.000%, 05/15/25		4,085	4,059,361
DTE Energy Co.
1.050%, 06/01/25		1,900	1,859,199
DXC Technology Co.
1.800%, 09/15/26		285	268,013
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		530	529,461
Eastman Chemical Co.
3.800%, 03/15/25		9	8,957
Ecolab, Inc.
2.625%, 07/08/25	EUR	165	178,931

20

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Edison International
	3.550%, 11/15/24		1,000	$999,129
	4.950%, 04/15/25		6,000	5,996,502
	EIDP, Inc.
	1.700%, 07/15/25		500	489,559
Elevance Health, Inc.
	2.375%, 01/15/25		3,250	3,230,699
	5.350%, 10/15/25		3,000	3,017,624
	1.500%, 03/15/26		1,200	1,149,268
Energy Transfer LP
	4.050%, 03/15/25		300	298,773
	2.900%, 05/15/25		6,319	6,246,890
	Enterprise Products Operating LLC
	3.750%, 02/15/25		170	169,397
	Equifax, Inc.
	2.600%, 12/01/24		1,000	997,950
	Equinix, Inc.
	2.625%, 11/18/24		4,000	3,994,848
	ERAC USA Finance LLC
#Ω	3.850%, 11/15/24		4,147	4,144,879
	ERP Operating LP
	3.375%, 06/01/25		1,000	992,645
	Exelon Corp.
	3.950%, 06/15/25		1,468	1,459,071
	Expedia Group, Inc.
	5.000%, 02/15/26		2,811	2,815,940
	Flex Ltd.
	3.750%, 02/01/26		7,297	7,179,033
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	994,139
	Fox Corp.
	3.050%, 04/07/25		3,000	2,976,683
	General Dynamics Corp.
	3.500%, 05/15/25		2,800	2,784,338
General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	500	540,406
	2.750%, 06/20/25		2,000	1,970,978
	6.050%, 10/10/25		3,000	3,030,349
(r)	SOFR + 1.350%, FRN, 6.457%, 05/08/27		1,100	1,108,554
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25		1,754	1,745,726
	Global Payments, Inc.
	1.500%, 11/15/24		1,977	1,974,126
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	3,200	3,483,678
	3.750%, 05/22/25		5,600	5,568,542
	Harley-Davidson, Inc.
	3.500%, 07/28/25		300	296,191
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	HCA, Inc.
	5.375%, 02/01/25		300	$300,014
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	1.500%, 06/01/25		2,373	2,324,623
	Host Hotels & Resorts LP
	4.000%, 06/15/25		1,881	1,867,072
	HSBC USA, Inc., SOFR + 0.960%, FRN
(r)	5.927%, 03/04/27		3,920	3,940,485
	Huntsman International LLC
	4.250%, 04/01/25	EUR	2,000	2,174,847
	Intel Corp.
	3.700%, 07/29/25		5,500	5,450,136
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	2,000	2,116,761
	Interstate Power & Light Co.
	3.250%, 12/01/24		3,000	2,995,234
	J.M. Smucker Co.
	3.500%, 03/15/25		2,300	2,286,333
John Deere Capital Corp.
(r)	SOFR + 0.570%, FRN, 5.564%, 03/03/26		300	300,837
(r)	SOFR + 0.790%, FRN, 5.757%, 06/08/26		3,950	3,975,199
(r)	SOFR + 0.680%, FRN, 5.524%, 07/15/27		2,950	2,967,346
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	291	314,509
	JPMorgan Chase & Co.
	3.900%, 07/15/25		300	298,665
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.936%, 12/08/26		950	960,920
	Juniper Networks, Inc.
	1.200%, 12/10/25		4,472	4,290,699
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.775%, 03/15/27		3,000	3,023,702
	KeyCorp, SOFR + 1.250%, FRN
(r)	6.271%, 05/23/25		500	501,497

21

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Kinder Morgan, Inc.
	4.300%, 06/01/25		2,100	$2,092,504
	Laboratory Corp. of America Holdings
	2.300%, 12/01/24		160	159,603
	Lam Research Corp.
	3.800%, 03/15/25		3,100	3,089,144
	Lazard Group LLC
	3.625%, 03/01/27		4,000	3,878,039
	Lennar Corp.
	4.750%, 05/30/25		3,700	3,694,432
	Marathon Petroleum Corp.
	4.700%, 05/01/25		3,790	3,785,165
	McDonald's Corp.
	3.125%, 03/04/25	CAD	1,200	859,474
	Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	1,474	1,562,301
	Morgan Stanley
	4.000%, 07/23/25		5,000	4,977,592
MPLX LP
	4.875%, 12/01/24		165	164,929
	4.000%, 02/15/25		600	597,820
	1.750%, 03/01/26		1,255	1,205,427
	National Fuel Gas Co.
	5.200%, 07/15/25		3,800	3,794,092
National Rural Utilities Cooperative Finance Corp.
	3.450%, 06/15/25		1,090	1,081,484
(r)	SOFR + 0.800%, FRN, 5.937%, 02/05/27		4,988	5,011,014
(r)	SOFR + 0.820%, FRN, 5.715%, 09/16/27		1,000	1,008,329
	Netflix, Inc.
	3.000%, 06/15/25	EUR	450	489,600
NextEra Energy Capital Holdings, Inc.
	4.450%, 06/20/25		1,659	1,654,622
	5.749%, 09/01/25		2,400	2,417,193
(r)	SOFR + 0.760%, FRN, 5.601%, 01/29/26		2,240	2,247,372
	Nucor Corp.
	2.000%, 06/01/25		4,570	4,492,494
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	7,000,000
	ONEOK, Inc.
	2.200%, 09/15/25		1,927	1,884,304
Oracle Corp.
	2.500%, 04/01/25		2,237	2,214,644
	2.950%, 05/15/25		99	97,962
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Ovintiv, Inc.
	5.650%, 05/15/25		4,000	$4,013,460
	5.375%, 01/01/26		442	442,672
PayPal Holdings, Inc.
	1.650%, 06/01/25		2,920	2,868,549
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,984,900
Ω	4.450%, 01/29/26		1,715	1,701,731
Ω	1.700%, 06/15/26		4,000	3,800,361
PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	5.492%, 02/13/26		2,900	2,905,481
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	1,500	1,631,119
	3.250%, 11/10/24		271	270,797
	2.750%, 03/19/25	EUR	424	460,270
	3.375%, 08/11/25		600	594,807
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		7,053	7,053,000
PNC Bank NA
	2.950%, 02/23/25		400	397,538
	3.250%, 06/01/25		1,600	1,586,448
PNC Financial Services Group, Inc.
	2.200%, 11/01/24		469	469,000
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	5,000	5,401,614
Principal Financial Group, Inc.
	3.400%, 05/15/25		5,600	5,555,699
PVH Corp.
	4.625%, 07/10/25		5,718	5,694,046
Realty Income Corp.
	3.875%, 04/15/25		200	199,205
	1.875%, 01/14/27	GBP	300	358,479
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.825%, 11/13/26		1,800	1,810,528
Ross Stores, Inc.
	4.600%, 04/15/25		7,522	7,513,236
Royalty Pharma PLC
	1.200%, 09/02/25		7,500	7,273,030
Ryder System, Inc.
	4.625%, 06/01/25		1,146	1,143,631
Sempra
	3.300%, 04/01/25		5,752	5,712,405
Simon Property Group LP
	3.500%, 09/01/25		600	594,156
Sky Ltd.
	2.250%, 11/17/25	EUR	300	324,072

22

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Southwest Airlines Co.
5.250%, 05/04/25		2,204	$2,205,871
Southwestern Electric Power Co.
1.650%, 03/15/26		2,188	2,098,023
State Street Corp.
(r) SOFR + 0.845%, FRN, 5.985%, 08/03/26		2,375	2,390,726
(r) SOFR + 0.640%, FRN, 5.509%, 10/22/27		950	953,477
Steel Dynamics, Inc.
2.800%, 12/15/24		490	488,556
Stryker Corp.
1.150%, 06/15/25		130	127,176
Sysco Canada, Inc.
3.650%, 04/25/25	CAD	6,500	4,662,531
TC PipeLines LP
4.375%, 03/13/25		4,000	3,985,060
Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r) 5.516%, 03/19/27		1,100	1,102,449
Truist Bank
2.150%, 12/06/24		720	717,926
U.S. Bancorp
1.450%, 05/12/25		7,000	6,880,632
UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r) 5.344%, 07/15/26		776	778,886
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		1,206	1,186,353
Ventas Realty LP
2.650%, 01/15/25		2,000	1,990,261
Verizon Communications, Inc., SOFR + 0.790%, FRN
(r) 5.649%, 03/20/26		3,757	3,774,226
VMware LLC
1.400%, 08/15/26		104	98,028
Wells Fargo & Co.
2.000%, 07/28/25	GBP	171	215,464
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 5.982%, 12/11/26		1,600	1,616,848
Western Union Co.
1.350%, 03/15/26		3,062	2,911,528
Whirlpool Corp.
3.700%, 05/01/25		280	278,053
WP Carey, Inc.
4.000%, 02/01/25		6,900	6,879,206
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	31	$30,804
TOTAL UNITED STATES			378,695,428
TOTAL BONDS			751,714,145
U.S. TREASURY OBLIGATIONS — (8.2%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25	55,500	55,474,449
(r)	3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26	28,200	28,211,906
TOTAL U.S. TREASURY OBLIGATIONS			83,686,355
COMMERCIAL PAPER — (11.1%)
AUSTRALIA — (0.5%)
Glencore Funding LLC
Ω	5.053%, 11/07/24	750	749,275
Telstra Group Ltd.
Ω	5.699%, 11/14/24	4,000	3,992,466
TOTAL AUSTRALIA			4,741,741
AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
	4.730%, 01/21/25	3,000	2,968,667
CANADA — (1.3%)
Magna International, Inc.
Ω	4.978%, 11/07/24	2,000	1,998,083
Ω	4.991%, 11/07/24	2,000	1,998,083
Nutrien Ltd.
Ω	5.011%, 11/25/24	2,000	1,993,174
Ω	5.012%, 11/29/24	3,000	2,988,151
PSP Capital, Inc.
Ω	4.724%, 01/06/25	1,500	1,486,831
Ω	4.738%, 01/17/25	1,000	990,038
TransCanada PipeLines Ltd.
Ω	4.945%, 12/04/24	2,000	1,990,832
TOTAL CANADA			13,445,192
FRANCE — (0.5%)
Caisse des Depots et Consignations
Ω	4.733%, 01/09/25	2,000	1,981,981

23

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
Ω	4.700%, 02/03/25	3,000	$2,963,483
TOTAL FRANCE			4,945,464
GERMANY — (0.4%)
Kreditanstalt fuer Wiederaufbau
Ω	4.823%, 01/09/25	500	495,588
Volkswagen Financial Services
Ω	5.046%, 12/02/24	4,000	3,982,732
TOTAL GERMANY			4,478,320
ITALY — (0.4%)
Enel Finance America LLC
Ω	4.953%, 12/17/24	4,000	3,974,827
NORWAY — (0.3%)
DNB Bank ASA
Ω	4.747%, 02/18/25	3,000	2,958,121
SINGAPORE — (0.7%)
DBS Bank Ltd.
Ω	4.907%, 11/07/24	1,500	1,498,594
Ω	4.804%, 01/28/25	1,000	988,264
Ω	4.784%, 02/03/25	1,250	1,234,719
United Overseas Bank Ltd.
Ω	4.741%, 02/03/25	2,000	1,975,603
Ω	4.741%, 02/05/25	1,250	1,234,440
TOTAL SINGAPORE			6,931,620
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.5%)
European Investment Bank
	4.718%, 02/27/25	1,400	1,378,752
	4.718%, 02/27/25	2,500	2,462,058
	4.722%, 02/27/25	1,000	984,823
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			4,825,633
SWEDEN — (0.2%)
Svensk Exportkredit AB
	4.588%, 01/29/25	2,500	2,471,187
UNITED KINGDOM — (1.0%)
LSEGA Financing PLC
Ω	4.928%, 12/10/24	3,000	2,984,033
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Reckitt Benckiser Treasury Services PLC
Ω	5.296%, 11/13/24	7,000	$6,987,618
TOTAL UNITED KINGDOM			9,971,651
UNITED STATES — (5.0%)
Archer-Daniels-Midland Co.
Ω	4.915%, 12/06/24	1,000	995,258
Avangrid, Inc.
Ω	4.943%, 12/02/24	2,000	1,991,212
Consolidated Edison Co. of New York, Inc.
Ω	5.209%, 11/08/24	7,000	6,992,336
CRH America Finance, Inc.
Ω	4.956%, 12/06/24	1,000	995,150
Ω	4.999%, 12/09/24	5,000	4,973,756
Dominion Energy, Inc.
Ω	4.991%, 11/12/24	3,000	2,995,105
Dow Chemical Co.
	4.992%, 11/08/24	4,000	3,995,594
	4.941%, 11/12/24	2,000	1,996,703
Duke Energy Corp.
Ω	5.147%, 11/08/24	1,500	1,498,374
Ω	4.921%, 11/14/24	4,000	3,992,442
EIDP, Inc.
Ω	5.661%, 11/08/24	2,000	1,997,810
Ω	5.743%, 12/12/24	2,000	1,988,688
Ω	5.268%, 11/05/24	1,000	999,316
Ω	5.269%, 11/05/24	2,000	1,998,632
Ω	5.271%, 11/07/24	2,000	1,998,083
Experian Finance PLC
Ω	4.904%, 12/05/24	2,000	1,990,667
Ω	4.948%, 12/10/24	4,000	3,977,896
Johnson & Johnson
Ω	4.654%, 01/23/25	2,000	1,978,580
Mondelez International, Inc.
Ω	4.956%, 11/01/24	500	499,932
Novartis Finance Corp.
Ω	4.785%, 12/02/24	700	697,071
Parker-Hannifin Corp.
Ω	4.916%, 11/22/24	3,000	2,991,046
TOTAL UNITED STATES			51,543,651
TOTAL COMMERCIAL PAPER (Cost $113,269,536)			113,256,074

24

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FOREIGN SOVEREIGN OBLIGATIONS — (6.0%)
CANADA — (3.1%)
Canada Treasury Bills
∞	4.035%, 11/21/24	CAD	500	$358,351
∞	3.769%, 01/15/25	CAD	7,800	5,560,809
∞	3.908%, 12/05/24	CAD	6,900	4,938,355
∞	3.908%, 01/03/25	CAD	300	214,112
∞	3.989%, 12/18/24	CAD	300	214,433
∞	3.841%, 02/12/25	CAD	4,600	3,271,093
∞	3.810%, 02/27/25	CAD	5,500	3,905,677
Ontario Treasury Bills
∞	3.942%, 12/31/24	CAD	3,332	2,378,455
∞	3.879%, 01/08/25	CAD	3,000	2,139,850
∞	3.660%, 01/15/25	CAD	5,000	3,564,154
Quebec Treasury Bills
∞	4.000%, 12/13/24	CAD	2,000	1,430,143
∞	3.808%, 01/10/25	CAD	5,000	3,565,627
TOTAL CANADA				31,541,059
SINGAPORE — (2.9%)
Monetary Authority of Singapore Bills
∞	3.320%, 11/01/24	SGD	12,900	9,769,027
		Face Amount^	Value†
		(000)

SINGAPORE — (Continued)
∞ 3.372%, 11/08/24	SGD	13,100	$9,914,240
∞ 3.293%, 11/22/24	SGD	13,200	9,977,411
TOTAL SINGAPORE			29,660,678
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			61,201,737
TOTAL INVESTMENT SECURITIES (Cost $1,013,611,075)			1,009,858,311

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	903,912	10,454,652
TOTAL INVESTMENTS — (100.0%)
(Cost $1,024,065,514)			$1,020,312,963
As of October 31, 2024, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	19,905,912	SGD	25,938,979	Bank of America Corp.	11/12/24	$255,691
USD	10,030,873	SGD	13,195,844	Royal Bank of Canada	11/12/24	34,286
USD	612,701	CAD	852,314	Citibank, N.A.	11/14/24	303
USD	12,759,583	CAD	17,207,931	Royal Bank of Canada	11/14/24	395,485
USD	9,817,293	CAD	13,310,993	UBS AG	11/14/24	253,191
USD	303,730	GBP	233,831	Citibank, N.A.	11/15/24	2,221
USD	432,161	CAD	585,111	Citibank, N.A.	11/18/24	11,703
USD	16,072,233	CAD	21,796,295	UBS AG	11/18/24	409,520
USD	57,304,601	AUD	85,670,292	Bank of New York Mellon	11/22/24	913,904
USD	1,142,317	GBP	881,433	Citibank, N.A.	11/26/24	5,789
USD	434,206	CAD	588,341	Citibank, N.A.	12/20/24	10,953
USD	15,150,539	CAD	20,447,213	Royal Bank of Canada	12/20/24	440,793
USD	2,181,570	CAD	3,014,856	Citibank, N.A.	01/09/25	11,043
USD	13,733,679	CAD	18,842,850	State Street Bank and Trust	01/09/25	167,887
USD	4,046,415	CAD	5,573,512	UBS AG	01/09/25	33,800
USD	2,875,756	JPY	431,713,080	State Street Bank and Trust	01/23/25	4,374
Total Appreciation						$2,950,943
CAD	11,383,841	USD	8,359,658	Citibank, N.A.	11/14/24	$(180,236)
USD	36,608,684	EUR	33,751,744	State Street Bank and Trust	11/15/24	(121,723)
CAD	1,525,998	USD	1,133,918	Citibank, N.A.	11/18/24	(37,344)
USD	2,768,630	JPY	418,484,498	State Street Bank and Trust	01/22/25	(14,430)

25

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	39,207,059	EUR	36,089,835	NatWest Markets PLC	01/27/25	$(193,375)
Total (Depreciation)						$(547,108)
Total Appreciation (Depreciation)						$2,403,835
As of October 31, 2024, the value of Rule 144A securities amounted to $210,536,275 or 20.6% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$74,710,642	—	$74,710,642
Austria	—	3,558,324	—	3,558,324
Belgium	—	8,448,031	—	8,448,031
Canada	—	50,607,510	—	50,607,510
Finland	—	7,407,177	—	7,407,177
France	—	20,000,845	—	20,000,845
Germany	—	37,158,061	—	37,158,061
Hong Kong	—	1,490,687	—	1,490,687
Ireland	—	3,613,211	—	3,613,211
Italy	—	383,626	—	383,626
Japan	—	18,519,986	—	18,519,986
Netherlands	—	23,123,555	—	23,123,555
New Zealand	—	1,401,554	—	1,401,554
Norway	—	17,805,258	—	17,805,258
Spain	—	4,100,916	—	4,100,916
Supranational Organization Obligations	—	57,652,108	—	57,652,108
Sweden	—	18,439,323	—	18,439,323
Switzerland	—	8,819,169	—	8,819,169
United Kingdom	—	15,778,734	—	15,778,734
United States	—	378,695,428	—	378,695,428
U.S. Treasury Obligations	—	83,686,355	—	83,686,355
Commercial Paper	—	113,256,074	—	113,256,074
Foreign Sovereign Obligations	—	61,201,737	—	61,201,737
Securities Lending Collateral	—	10,454,652	—	10,454,652
Total Investments in Securities	—	$1,020,312,963	—	$1,020,312,963

26

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$2,950,943	—	$2,950,943
Liabilities
Forward Currency Contracts**	—	(547,108)	—	(547,108)
Total Financial Instruments	—	$2,403,835	—	$2,403,835
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
27

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (2.0%)
Federal Home Loan Bank Discount Notes
∞	4.951%, 11/08/24		12,500	$12,487,514
∞	4.717%, 11/12/24		21,000	20,968,535
∞	4.736%, 11/20/24		50,000	49,875,139
∞	4.673%, 01/03/25		50,000	49,608,445
IBRD Discount Notes
	4.643%, 12/11/24		50,000	49,746,028
TOTAL AGENCY OBLIGATIONS				182,685,661
BONDS — (28.6%)
AUSTRALIA — (9.7%)
Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	24,246	15,908,583
(r)Ω	SOFR + 0.750%, FRN, 5.606%, 07/03/25		40,720	40,821,325
(r)	SOFR + 0.640%, FRN, 5.496%, 10/03/25		1,600	1,603,828
(r)	3M Swap + 0.920%, FRN, 5.338%, 11/04/25	AUD	18,300	12,109,347
(r)Ω	SOFR + 0.560%, FRN, 5.437%, 03/18/26		82,266	82,405,852
(r)	3M Swap + 0.830%, FRN, 5.264%, 03/31/26	AUD	50,300	33,277,871
(r)	3M Swap + 0.750%, FRN, 5.183%, 09/11/26	AUD	28,800	19,034,209
(r)Ω	SOFR + 0.810%, FRN, 5.661%, 01/18/27		12,060	12,130,854
(r)	3M Swap + 0.800%, FRN, 5.154%, 02/05/27	AUD	55,200	36,489,137
(r)	3M Swap + 0.970%, FRN, 5.343%, 05/12/27	AUD	4,710	3,125,253
(r)	3M Swap + 1.200%, FRN, 5.618%, 11/04/27	AUD	3,400	2,269,760
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.060%, FRN, 5.494%, 03/31/28	AUD	7,400	$4,924,775
Australia Government Bonds
	0.250%, 11/21/24	AUD	14,000	9,195,396
Commonwealth Bank of Australia
(r)	SOFR + 0.740%, FRN, 5.640%, 03/14/25		14,600	14,629,907
(r)Ω	SOFR + 0.400%, FRN, 5.252%, 07/07/25		25,381	25,415,443
	4.200%, 08/18/25	AUD	17,300	11,345,623
(r)	3M Swap + 0.800%, FRN, 5.164%, 08/18/25	AUD	29,230	19,307,628
#(r)Ω	SOFR + 0.630%, FRN, 5.541%, 09/12/25		4,600	4,608,109
(r)	3M Swap + 0.900%, FRN, 5.315%, 01/13/26	AUD	30,100	19,923,502
(r)Ω	SOFR + 0.750%, FRN, 5.655%, 03/13/26		2,300	2,313,156
(r)	3M Swap + 0.750%, FRN, 5.114%, 08/17/26	AUD	19,070	12,604,308
(r)	3M Swap + 0.700%, FRN, 5.115%, 01/14/27	AUD	54,700	36,082,663
(r)	3M Swap + 1.020%, FRN, 5.384%, 08/18/27	AUD	52,000	34,553,828
(r)	3M Swap + 1.150%, FRN, 5.565%, 01/13/28	AUD	18,800	12,533,861
National Australia Bank Ltd.
(r)Ω	SOFR + 0.380%, FRN, 5.231%, 01/12/25		1,500	1,499,999
(r)Ω	SOFR + 0.760%, FRN, 5.853%, 05/13/25		48,550	48,707,963
	3.900%, 05/30/25	AUD	34,080	22,330,709

28

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.920%, FRN, 5.271%, 11/25/25	AUD	15,167	$10,039,494
(r)	3M Swap + 0.780%, FRN, 5.153%, 05/12/26	AUD	26,000	17,190,334
(r)	3M Swap + 0.410%, FRN, 4.761%, 08/24/26	AUD	16,000	10,512,963
(r)	3M Swap + 0.850%, FRN, 5.217%, 11/16/26	AUD	59,500	39,383,275
(r)	3M Swap + 0.720%, FRN, 5.071%, 02/25/27	AUD	50,140	33,089,194
(r)	3M Swap + 0.700%, FRN, 5.073%, 05/10/27	AUD	47,000	30,988,848
(r)	3M Swap + 1.200%, FRN, 5.551%, 11/25/27	AUD	7,720	5,156,587
(r)	3M Swap + 1.000%, FRN, 5.373%, 05/12/28	AUD	31,800	21,102,324
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	17,400	11,464,158
Westpac Banking Corp.
(r)	3M Swap + 0.690%, FRN, 5.108%, 03/17/25	AUD	19,900	13,116,357
(r)	3M Swap + 0.800%, FRN, 5.173%, 08/11/25	AUD	34,300	22,653,865
(r)	3M Swap + 0.950%, FRN, 5.323%, 11/11/25	AUD	35,900	23,763,527
(r)	SOFR + 0.720%, FRN, 5.779%, 11/17/25		4,497	4,515,220
(r)	3M Swap + 0.750%, FRN, 5.117%, 02/16/26	AUD	42,000	27,756,287
(r)	3M Swap + 0.750%, FRN, 5.123%, 08/10/26	AUD	34,700	22,928,326
(r)	3M Swap + 0.820%, FRN, 5.236%, 12/15/26	AUD	27,100	17,924,038
(r)	3M Swap + 0.700%, FRN, 5.084%, 01/25/27	AUD	3,800	2,505,706
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.050%, FRN, 5.419%, 05/20/27	AUD	27,300	$18,145,611
(r)	3M Swap + 1.230%, FRN, 5.603%, 11/11/27	AUD	19,000	12,692,583
(r)	3M Swap + 0.980%, FRN, 5.347%, 02/16/28	AUD	34,100	22,617,148
TOTAL AUSTRALIA				906,698,734
CANADA — (0.9%)
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	2,100	1,502,902
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 5.473%, 05/19/25		33,800	33,833,152
CPPIB Capital, Inc.
(r)	SOFR + 1.250%, FRN, 6.101%, 04/04/25		9,300	9,343,779
(r)Ω	SOFR + 1.250%, FRN, 6.192%, 03/11/26		18,958	19,198,177
Province of Alberta
	1.875%, 11/13/24		9,850	9,839,775
Royal Bank of Canada
	4.810%, 12/16/24	CAD	17,450	12,547,306
	3.403%, 03/24/25	CAD	3,100	2,224,336
TOTAL CANADA				88,489,427
FINLAND — (0.7%)
Kuntarahoitus OYJ
	0.875%, 12/16/24	GBP	20,847	26,754,462
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.606%, 03/19/27		36,594	36,747,005
TOTAL FINLAND				63,501,467
FRANCE — (1.4%)
Caisse d'Amortissement de la Dette Sociale
	1.125%, 11/29/24		50,523	50,384,897
Caisse des Depots et Consignations
	0.875%, 11/18/24		17,000	16,974,164

29

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
(r)	SOFR + 0.340%, FRN, 5.179%, 05/03/26		68,000	$67,922,211
TOTAL FRANCE				135,281,272
GERMANY — (0.9%)
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	31,593	40,557,557
(r)	SOFR + 1.000%, FRN, 5.852%, 04/01/25		12,200	12,238,124
	4.250%, 08/07/25	AUD	2,300	1,507,742
Landwirtschaftliche Rentenbank
	4.250%, 01/09/25	AUD	3,400	2,236,063
	2.000%, 01/13/25		1,800	1,790,466
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	20,200	25,915,733
TOTAL GERMANY				84,245,685
NETHERLANDS — (3.3%)
BNG Bank NV
	3.250%, 07/15/25	AUD	21,875	14,262,918
Cooperatieve Rabobank UA
(r)	SOFR + 0.380%, FRN, 5.224%, 01/10/25		3,700	3,703,719
(r)	SOFR + 0.700%, FRN, 5.543%, 07/18/25		68,962	69,279,553
(r)	3M Swap + 0.880%, FRN, 5.245%, 05/22/26	AUD	4,600	3,044,364
(r)	SOFR + 0.620%, FRN, 5.613%, 08/28/26		17,250	17,279,152
(r)	3M Swap + 0.730%, FRN, 5.126%, 01/27/27	AUD	38,800	25,581,517
(r)	3M Swap + 0.870%, FRN, 5.221%, 02/26/27	AUD	11,500	7,605,990
(r)	SOFR + 0.710%, FRN, 5.658%, 03/05/27		65,000	65,170,734
(r)	3M Swap + 1.180%, FRN, 5.560%, 01/19/28	AUD	5,000	3,329,229
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	3M Swap + 1.150%, FRN, 5.529%, 11/21/28	AUD	11,500	$7,655,183
Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	34,950	44,908,031
	4.875%, 02/24/25		51,600	51,612,900
TOTAL NETHERLANDS				313,433,290
NORWAY — (0.7%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	24,924	16,357,541
#(r)Ω	SOFR + 1.000%, FRN, 5.906%, 06/17/26		45,752	46,223,100
TOTAL NORWAY				62,580,641
SINGAPORE — (0.6%)
DBS Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 5.266%, 06/16/25	AUD	7,200	4,752,014
(r)	3M Swap + 0.750%, FRN, 5.101%, 02/24/26	AUD	12,000	7,925,787
(r)	3M Swap + 0.770%, FRN, 5.121%, 02/26/27	AUD	14,500	9,569,073
United Overseas Bank Ltd.
(r)	3M Swap + 0.730%, FRN, 5.146%, 03/16/26	AUD	11,000	7,265,812
(r)	3M Swap + 0.410%, FRN, 4.774%, 08/27/26	AUD	15,000	9,849,091
(r)	3M Swap + 0.720%, FRN, 5.071%, 02/24/27	AUD	20,000	13,190,166
(r)	3M Swap + 0.720%, FRN, 5.113%, 04/16/27	AUD	5,600	3,691,846
TOTAL SINGAPORE				56,243,789
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.0%)
African Development Bank
	4.000%, 01/10/25	AUD	34,000	22,344,965
Asian Development Bank
	3.750%, 03/12/25	AUD	12,000	7,877,264

30

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 1.000%, FRN, 5.912%, 06/16/26		657	$664,956
(r)	SOFR + 1.000%, FRN, 6.027%, 08/27/26		12,348	12,506,051
(r)	SOFR + 0.300%, FRN, 5.189%, 06/20/28		83,000	82,890,527
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	5.712%, 08/16/27		48,000	48,363,660
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 5.033%, 04/14/26		6,344	6,340,115
#(r)	SOFR + 0.330%, FRN, 5.397%, 02/20/28		121,210	121,329,998
European Investment Bank
	1.700%, 11/15/24	AUD	9,035	5,940,864
	1.875%, 02/10/25		12,000	11,908,503
(r)Ω	SOFR + 1.000%, FRN, 6.032%, 05/21/28		25,247	25,810,707
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 5.082%, 09/16/26		27,700	27,665,375
(r)	SOFR + 0.280%, FRN, 5.124%, 04/12/27		8,720	8,718,577
(r)	SOFR + 0.350%, FRN, 5.202%, 10/04/27		58,579	58,609,871
(r)	SOFR + 0.270%, FRN, 5.159%, 03/20/28		51,000	50,858,189
(r)	SOFR + 0.350%, FRN, 5.200%, 10/05/28		103,500	103,540,361
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 5.092%, 06/15/26		39,000	$38,960,226
(r)	SOFR + 0.370%, FRN, 5.214%, 01/12/27		40,530	40,631,215
(r)	SOFR + 0.430%, FRN, 5.503%, 08/19/27		54,880	55,139,582
(r)	SOFR + 0.300%, FRN, 5.398%, 05/15/28		37,500	37,505,761
International Finance Corp., SOFR + 0.310%, FRN
(r)	5.327%, 08/28/28		41,040	41,033,987
Nordic Investment Bank
	1.500%, 03/13/25	NOK	106,500	9,571,969
(r)	SOFR + 1.000%, FRN, 6.116%, 05/12/26		22,400	22,659,388
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				840,872,111
SWEDEN — (1.0%)
Kommuninvest I Sverige AB
Ω	0.500%, 11/29/24		5,250	5,234,513
	1.000%, 05/12/25	SEK	184,000	17,125,349
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	6.157%, 08/03/26		53,250	53,886,233
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.910%, FRN, 5.858%, 06/10/25		5,900	5,923,384
(r)Ω	SOFR + 0.660%, FRN, 5.653%, 05/28/27		7,800	7,828,314
TOTAL SWEDEN				89,997,793
UNITED STATES — (0.4%)
Bank of America NA
(r)	SOFR + 0.780%, FRN, 5.814%, 08/18/25		1,330	1,334,180

31

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
(r)	SOFR + 1.020%, FRN, 6.077%, 08/18/26	1,450	$1,467,101
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	6.004%, 10/30/26	400	405,435
Roche Holdings, Inc.
(r)Ω	SOFR + 0.560%, FRN, 5.490%, 03/10/25	1,975	1,978,600
(r)Ω	SOFR + 0.740%, FRN, 5.825%, 11/13/26	18,040	18,145,513
State Street Corp., SOFR + 0.640%, FRN
(r)	5.509%, 10/22/27	9,260	9,293,892
Wells Fargo Bank NA, SOFR + 1.060%, FRN
(r)	6.173%, 08/07/26	2,530	2,551,097
TOTAL UNITED STATES			35,175,818
TOTAL BONDS			2,676,520,027
U.S. TREASURY OBLIGATIONS — (18.9%)
U.S. Treasury Bills
∞	4.959%, 12/05/24	75,000	74,674,326
∞	4.769%, 12/19/24	80,000	79,514,666
#∞	4.681%, 01/14/25	75,000	74,313,997
∞	4.553%, 01/16/25	25,000	24,764,769
∞	4.595%, 01/21/25	30,000	29,699,541
U.S. Treasury Notes
(r)	3M USTMMR + 0.169%, FRN, 4.711%, 04/30/25	139,000	138,986,810
(r)	3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25	540,500	540,251,165
(r)	3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26	758,500	758,820,223
(r)	3M USTMMR + 0.150%, FRN, 4.692%, 04/30/26	40,000	39,967,564
TOTAL U.S. TREASURY OBLIGATIONS			1,760,993,061
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (40.3%)
AUSTRIA — (0.2%)
Oesterreichische Kontrollbank AG
	4.887%, 11/07/24	16,860	$16,844,198
CANADA — (4.0%)
CDP Financial, Inc.
Ω	5.500%, 01/03/25	30,000	29,752,676
Province of Quebec
Ω	5.096%, 11/18/24	50,000	49,881,075
Ω	4.982%, 11/29/24	20,000	19,924,054
PSP Capital, Inc.
Ω	4.954%, 12/12/24	75,000	74,593,475
Ω	4.724%, 01/06/25	25,000	24,780,525
Ω	4.718%, 01/15/25	30,000	29,708,709
Ω	4.689%, 01/30/25	35,000	34,594,042
Ω	4.579%, 01/31/25	22,000	21,742,105
Ω	4.683%, 02/03/25	10,000	9,879,069
Ω	4.687%, 02/24/25	81,000	79,814,068
TOTAL CANADA			374,669,798
FINLAND — (0.5%)
Nordea Bank Abp
Ω	4.757%, 12/19/24	50,000	49,681,822
FRANCE — (4.7%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.544%, 12/13/24	15,000	14,916,616
Ω	5.119%, 12/02/24	20,000	19,916,871
Ω	4.790%, 02/14/25	25,000	24,657,379
Ω	4.749%, 02/18/25	40,000	39,432,848
Ω	4.713%, 02/24/25	76,000	74,868,826
Caisse des Depots et Consignations
Ω	5.237%, 11/04/24	40,000	39,978,616
Ω	5.191%, 11/12/24	4,000	3,993,608
Ω	4.670%, 01/22/25	18,000	17,808,076
Ω	4.855%, 01/31/25	50,000	49,410,041
Ω	4.733%, 01/09/25	2,500	2,477,477
Ω	4.700%, 02/03/25	40,000	39,513,108
Ω	4.723%, 02/19/25	35,000	34,504,792
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.674%, 01/24/25	28,000	27,693,575
Ω	4.634%, 02/03/25	26,000	25,682,674
Ω	4.690%, 02/13/25	24,000	23,676,950
TOTAL FRANCE			438,531,457
GERMANY — (7.5%)
Erste Abwicklungsanstalt
Ω	5.216%, 11/06/24	50,000	49,959,857

32

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
Ω	5.143%, 11/12/24	27,000	$26,956,856
Ω	5.020%, 11/19/24	20,000	19,949,784
Ω	4.788%, 12/05/24	20,000	19,908,481
Ω	4.780%, 01/24/25	50,000	49,448,287
Ω	4.754%, 01/27/25	45,000	44,487,473
Ω	4.749%, 02/10/25	40,000	39,474,995
Kreditanstalt fuer Wiederaufbau
Ω	5.094%, 12/03/24	23,000	22,902,975
Ω	4.941%, 12/09/24	35,000	34,826,114
Ω	4.769%, 12/20/24	10,000	9,936,713
Ω	4.740%, 01/08/25	50,000	49,565,156
Ω	4.782%, 01/08/25	25,000	24,782,578
Ω	4.823%, 01/09/25	35,775	35,459,302
Ω	4.695%, 02/21/25	45,000	44,357,558
NRW Bank
Ω	5.111%, 12/06/24	7,000	6,966,988
Ω	4.757%, 12/10/24	18,800	18,701,683
Ω	4.762%, 12/10/24	25,000	24,869,259
Ω	4.691%, 02/05/25	25,000	24,691,172
Ω	4.685%, 02/14/25	50,000	49,324,642
Siemens Capital Co. LLC
Ω	4.774%, 12/04/24	60,000	59,735,254
Ω	4.696%, 12/30/24	30,000	29,769,000
Ω	4.655%, 01/28/25	10,500	10,381,578
TOTAL GERMANY			696,455,705
NETHERLANDS — (1.9%)
Nederlandse Waterschapsbank NV
Ω	5.107%, 12/02/24	50,000	49,787,170
Ω	4.958%, 12/17/24	50,000	49,696,894
Ω	4.926%, 12/18/24	75,000	74,536,000
TOTAL NETHERLANDS			174,020,064
NORWAY — (3.6%)
DNB Bank ASA
Ω	5.527%, 11/22/24	25,250	25,177,593
Ω	5.176%, 11/12/24	25,000	24,960,268
Ω	4.812%, 01/21/25	30,000	29,686,477
Ω	4.747%, 02/18/25	45,000	44,371,809
Ω	4.748%, 02/19/25	45,000	44,366,218
Ω	4.748%, 02/21/25	50,000	49,283,381
Equinor ASA
Ω	4.856%, 12/31/24	25,000	24,803,473
Ω	4.739%, 01/13/25	50,000	49,524,070
Ω	4.781%, 01/24/25	5,000	4,945,419
Ω	4.802%, 01/28/25	44,500	43,991,663
TOTAL NORWAY			341,110,371
		Face Amount^	Value†
		(000)

SINGAPORE — (4.4%)
DBS Bank Ltd.
Ω	4.907%, 11/07/24	25,000	$24,976,569
Ω	4.802%, 01/09/25	65,000	64,412,713
Ω	4.833%, 01/10/25	60,000	59,450,184
Ω	4.832%, 01/16/25	40,000	39,602,652
Ω	4.802%, 01/24/25	25,000	24,726,013
Ω	4.804%, 01/28/25	35,000	34,589,240
Ω	4.784%, 02/03/25	10,500	10,371,637
United Overseas Bank Ltd.
Ω	4.840%, 11/19/24	50,000	49,874,195
Ω	4.852%, 11/21/24	50,000	49,861,254
Ω	4.741%, 02/05/25	50,000	49,377,619
TOTAL SINGAPORE			407,242,076
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.5%)
European Investment Bank
	4.718%, 02/27/25	75,000	73,861,732
	4.718%, 02/27/25	45,000	44,317,039
	4.723%, 02/27/25	50,000	49,241,154
	4.722%, 02/27/25	50,000	49,241,155
	4.684%, 03/24/25	20,000	19,635,360
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			236,296,440
SWEDEN — (2.3%)
Svensk Exportkredit AB
	4.672%, 01/22/25	19,000	18,797,954
	4.673%, 01/22/25	55,000	54,415,131
	4.663%, 01/23/25	55,000	54,408,127
	4.588%, 01/29/25	35,000	34,596,625
	4.602%, 02/03/25	50,000	49,394,155
	4.688%, 02/25/25	5,000	4,926,566
TOTAL SWEDEN			216,538,558
UNITED STATES — (8.7%)
Apple, Inc.
Ω	4.806%, 11/07/24	8,250	8,242,348
Ω	4.766%, 11/13/24	54,250	54,157,010
Ω	4.797%, 11/14/24	24,333	24,288,119
Ω	4.793%, 11/15/24	50,000	49,901,271
Chevron Corp.
Ω	5.192%, 11/05/24	50,000	49,966,548
Ω	5.255%, 11/06/24	16,650	16,636,628
Ω	5.134%, 11/14/24	10,425	10,405,569
Ω	4.702%, 01/30/25	31,000	30,638,102
Cisco Systems, Inc.
Ω	5.505%, 11/05/24	25,000	24,983,343
Ω	5.496%, 11/12/24	40,000	39,936,258
Ω	5.517%, 11/18/24	33,000	32,921,427
Ω	5.519%, 12/09/24	45,000	44,770,485
Ω	4.626%, 01/13/25	10,000	9,904,321

33

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	4.717%, 01/06/25		24,000	$23,792,196
Ω	4.688%, 02/26/25		100,000	98,500,963
Johnson & Johnson
Ω	4.654%, 01/23/25		40,000	39,571,600
National Securities Clearing Corp.
Ω	5.209%, 11/22/24		4,050	4,038,264
Ω	4.799%, 12/03/24		51,525	51,303,297
Ω	5.199%, 11/04/24		21,172	21,160,682
Ω	4.874%, 11/14/24		20,000	19,962,797
Ω	4.757%, 12/20/24		25,000	24,838,195
Nestle Finance International Ltd.
Ω	4.926%, 12/16/24		33,500	33,301,040
Ω	5.191%, 11/14/24		36,050	35,984,068
Ω	4.760%, 12/09/24		36,750	36,564,394
Ω	4.708%, 01/23/25		14,500	14,345,043
Novartis Finance Corp.
Ω	5.471%, 12/17/24		3,300	3,279,811
Ω	4.785%, 12/02/24		14,000	13,941,420
TOTAL UNITED STATES				817,335,199
TOTAL COMMERCIAL PAPER (Cost $3,769,085,178)				3,768,725,688
FOREIGN SOVEREIGN OBLIGATIONS — (9.3%)
CANADA — (7.2%)
Canada Treasury Bills
∞	3.481%, 03/12/25	CAD	50,000	35,463,784
∞	4.098%, 11/07/24	CAD	15,000	10,765,612
∞	4.091%, 11/21/24	CAD	96,900	69,448,422
∞	3.904%, 01/15/25	CAD	20,000	14,258,484
∞	4.051%, 12/05/24	CAD	87,800	62,838,782
∞	4.054%, 12/18/24	CAD	57,000	40,742,299
∞	3.801%, 02/12/25	CAD	20,000	14,222,142
∞	3.761%, 02/27/25	CAD	20,900	14,841,574
Ontario Treasury Bills
∞	4.065%, 12/11/24	CAD	64,250	45,953,043
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	4.279%, 11/13/24	CAD	51,700	$37,082,084
∞	4.230%, 11/20/24	CAD	25,000	17,918,627
∞	4.200%, 11/27/24	CAD	50,000	35,811,757
∞	4.101%, 12/04/24	CAD	78,500	56,184,429
∞	3.942%, 12/31/24	CAD	25,770	18,395,192
∞	3.879%, 01/08/25	CAD	30,100	21,469,827
∞	3.660%, 01/15/25	CAD	54,000	38,492,865
Quebec Treasury Bills
∞	4.279%, 11/01/24	CAD	14,800	10,628,448
∞	4.109%, 12/06/24	CAD	50,000	35,778,719
∞	3.808%, 01/10/25	CAD	40,000	28,525,012
∞	3.699%, 01/17/25	CAD	66,600	47,464,010
∞	4.140%, 11/29/24	CAD	25,515	18,270,708
TOTAL CANADA				674,555,820
SINGAPORE — (2.1%)
Monetary Authority of Singapore Bills
∞	3.306%, 11/15/24	SGD	131,300	99,307,097
∞	3.280%, 11/29/24	SGD	130,000	98,192,451
TOTAL SINGAPORE				197,499,548
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				872,055,368
TOTAL INVESTMENT SECURITIES (Cost $9,262,059,751)				9,260,979,805

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	7,206,306	83,348,139
TOTAL INVESTMENTS — (100.0%)
(Cost $9,345,402,597)			$9,344,327,944
As of October 31, 2024, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	130,160,839	AUD	188,576,284	Royal Bank of Canada	11/04/24	$6,058,794
AUD	188,576,284	USD	123,883,304	State Street Bank and Trust	11/04/24	218,741

34

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	76,838,557	CAD	103,862,063	Citibank, N.A.	11/05/24	$2,233,321
USD	129,979,602	AUD	189,732,686	Societe Generale	11/05/24	5,115,035
USD	9,859,936	NOK	106,134,804	UBS AG	11/12/24	210,823
USD	2,528,426	CAD	3,495,979	Citibank, N.A.	11/13/24	16,597
USD	19,191,180	CAD	25,881,379	Royal Bank of Canada	11/13/24	595,651
USD	28,667,548	CAD	38,898,078	State Street Bank and Trust	11/13/24	719,641
USD	140,476,684	SGD	183,475,826	State Street Bank and Trust	11/13/24	1,477,200
USD	117,201,788	AUD	174,452,620	State Street Bank and Trust	11/13/24	2,382,378
USD	11,015,968	CAD	14,916,854	UBS AG	11/13/24	298,347
USD	76,735,357	CAD	104,120,748	UBS AG	11/14/24	1,923,393
USD	144,875,932	SGD	188,989,204	Bank of America Corp.	11/15/24	1,686,519
USD	126,351,709	AUD	188,578,083	Royal Bank of Canada	11/15/24	2,232,846
USD	148,786,181	GBP	114,359,447	Royal Bank of Canada	11/15/24	1,327,578
USD	73,325,906	CAD	99,405,144	UBS AG	11/18/24	1,893,843
USD	78,360,301	GBP	60,080,502	Bank of America Corp.	11/19/24	891,116
USD	98,228,598	CAD	133,264,726	Bank of America Corp.	11/20/24	2,459,627
USD	48,624,016	CAD	65,817,322	UBS AG	11/20/24	1,325,249
USD	68,749,625	GBP	52,782,708	Bank of America Corp.	11/22/24	690,693
USD	116,413,028	AUD	174,019,609	Bank of New York Mellon	11/22/24	1,868,220
USD	124,843,635	AUD	187,907,863	Citibank, N.A.	11/25/24	1,153,430
USD	124,822,755	AUD	187,474,531	Royal Bank of Canada	11/26/24	1,416,546
USD	92,432,532	CAD	124,793,439	Royal Bank of Canada	12/20/24	2,656,003
USD	4,949,013	SEK	50,996,807	Bank of America Corp.	01/07/25	145,913
USD	10,971,494	CAD	15,058,134	Royal Bank of Canada	01/07/25	131,224
USD	96,913,552	CAD	132,044,944	State Street Bank and Trust	01/07/25	1,855,103
USD	8,336,751	CAD	11,483,674	UBS AG	01/07/25	69,715
USD	27,101,860	CAD	37,455,573	Citibank, N.A.	01/08/25	136,874
USD	12,158,518	CAD	16,761,769	Royal Bank of Canada	01/08/25	91,398
USD	35,963,700	CAD	49,640,911	State Street Bank and Trust	01/08/25	226,255
USD	12,611,819	SEK	132,675,938	HSBC Bank	01/23/25	104,602
Total Appreciation						$43,612,675
SGD	110,907,209	USD	84,694,770	HSBC Bank	11/13/24	$(672,558)
USD	97,900,760	SGD	129,738,674	Bank of America Corp.	11/15/24	(396,943)
GBP	37,894,505	USD	49,167,431	Citibank, N.A.	11/15/24	(305,086)
SGD	130,590,010	USD	100,181,722	State Street Bank and Trust	11/15/24	(1,238,997)
GBP	60,080,502	USD	78,012,309	UBS AG	11/19/24	(543,124)
CAD	8,800,313	USD	6,347,342	Citibank, N.A.	11/20/24	(23,111)
GBP	21,163,658	USD	27,481,228	State Street Bank and Trust	11/22/24	(192,443)
USD	121,832,020	AUD	185,400,067	State Street Bank and Trust	12/02/24	(216,044)
CAD	5,889,975	USD	4,304,362	State Street Bank and Trust	12/20/24	(67,108)
Total (Depreciation)						$(3,655,414)
Total Appreciation (Depreciation)						$39,957,261

35

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of October 31, 2024, the value of Rule 144A securities amounted to $3,639,876,940 or 38.9% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$182,685,661	—	$182,685,661
Bonds
Australia	—	906,698,734	—	906,698,734
Canada	—	88,489,427	—	88,489,427
Finland	—	63,501,467	—	63,501,467
France	—	135,281,272	—	135,281,272
Germany	—	84,245,685	—	84,245,685
Netherlands	—	313,433,290	—	313,433,290
Norway	—	62,580,641	—	62,580,641
Singapore	—	56,243,789	—	56,243,789
Supranational Organization Obligations	—	840,872,111	—	840,872,111
Sweden	—	89,997,793	—	89,997,793
United States	—	35,175,818	—	35,175,818
U.S. Treasury Obligations	—	1,760,993,061	—	1,760,993,061
Commercial Paper	—	3,768,725,688	—	3,768,725,688
Foreign Sovereign Obligations	—	872,055,368	—	872,055,368
Securities Lending Collateral	—	83,348,139	—	83,348,139
Total Investments in Securities	—	$9,344,327,944	—	$9,344,327,944
Financial Instruments
Assets
Forward Currency Contracts**	—	43,612,675	—	43,612,675
Liabilities
Forward Currency Contracts**	—	(3,655,414)	—	(3,655,414)
Total Financial Instruments	—	$39,957,261	—	$39,957,261
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
36

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Face Amount^	Value†
		(000)
BONDS — (98.4%)
AUSTRALIA — (7.5%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	14,000	$7,835,443
1.750%, 03/20/34	AUD	6,000	2,949,327
4.750%, 02/20/35	AUD	5,000	3,160,130
Queensland Treasury Corp.
3.500%, 08/21/30	AUD	11,000	6,814,599
1.750%, 08/21/31	AUD	3,000	1,625,145
1.750%, 07/20/34	AUD	7,000	3,387,675
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	3,000	1,579,440
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	5,000	3,114,261
2.250%, 11/20/34	AUD	51,500	25,800,059
2.000%, 09/17/35	AUD	11,000	5,203,827
2.000%, 11/20/37	AUD	4,200	1,839,731
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	4,988,727
TOTAL AUSTRALIA			68,298,364
BELGIUM — (2.2%)
Kingdom of Belgium Government Bonds
1.900%, 06/22/38	EUR	13,000	12,154,595
2.750%, 04/22/39	EUR	7,500	7,732,270
TOTAL BELGIUM			19,886,865
CANADA — (11.7%)
CPPIB Capital, Inc.
1.500%, 03/04/33	EUR	31,520	30,683,459
Ontario Teachers' Finance Trust
1.850%, 05/03/32	EUR	13,000	13,003,775
Province of British Columbia
1.550%, 06/18/31	CAD	25,000	15,867,778
3.550%, 06/18/33	CAD	18,000	12,704,909
3.400%, 05/24/39	EUR	7,500	8,341,029
Province of Ontario
3.750%, 06/02/32	CAD	15,000	10,845,333
4.600%, 06/02/39	CAD	20,000	15,049,233
TOTAL CANADA			106,495,516
DENMARK — (1.2%)
Denmark Government Bonds
2.250%, 11/15/33	DKK	75,000	11,013,087
		Face Amount^	Value†
		(000)
FINLAND — (7.0%)
Finland Government Bonds
1.125%, 04/15/34	EUR	39,000	$36,428,355
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	28,011	27,095,134
TOTAL FINLAND			63,523,489
FRANCE — (21.3%)
Agence Francaise de Developpement EPIC
0.500%, 05/31/35	EUR	5,000	4,083,761
French Republic Government Bonds OAT
3.500%, 11/25/33	EUR	64,000	72,056,032
1.250%, 05/25/34	EUR	75,000	69,380,766
4.750%, 04/25/35	EUR	23,000	28,600,234
1.750%, 06/25/39	EUR	3,000	2,682,065
SNCF Reseau
5.000%, 10/10/33	EUR	11,000	13,438,398
Unedic Asseo
1.250%, 05/25/33	EUR	3,400	3,202,734
TOTAL FRANCE			193,443,990
GERMANY — (2.6%)
Deutsche Bahn Finance GmbH
1.625%, 08/16/33	EUR	4,773	4,665,106
Kreditanstalt fuer Wiederaufbau
0.050%, 09/29/34	EUR	10,000	8,314,064
2.600%, 06/20/37	JPY	671,000	5,241,585
State of North Rhine-Westphalia
2.375%, 05/13/33	EUR	4,600	4,879,959
TOTAL GERMANY			23,100,714
LUXEMBOURG — (3.2%)
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	28,833,192
NETHERLANDS — (1.8%)
BNG Bank NV
3.300%, 04/26/29	AUD	19,600	12,177,074
1.250%, 03/30/37	EUR	4,500	4,011,599
TOTAL NETHERLANDS			16,188,673
NEW ZEALAND — (4.7%)
New Zealand Government Bonds
4.250%, 05/15/34	NZD	35,000	20,541,696
2.750%, 04/15/37	NZD	24,200	11,813,027

37

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
NEW ZEALAND — (Continued)
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	10,000	$5,374,788
3.000%, 05/15/35	NZD	5,000	2,470,455
2.000%, 04/15/37	NZD	6,000	2,513,283
TOTAL NEW ZEALAND			42,713,249
NORWAY — (3.0%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	27,177,310
SINGAPORE — (4.1%)
Singapore Government Bonds
1.625%, 07/01/31	SGD	53,000	37,348,505
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.5%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	12,638,838
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	9,290,660
0.150%, 10/10/34	EUR	30,000	25,332,859
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	15,411,516
2.150%, 01/18/27	JPY	517,100	3,534,023
3.875%, 06/08/37	GBP	4,250	5,048,054
European Stability Mechanism
1.200%, 05/23/33	EUR	16,700	16,095,836
European Union
1.250%, 04/04/33	EUR	7,200	7,007,095
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
3.375%, 10/04/38	EUR	16,500	$18,310,779
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,428,877
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			122,098,537
SWITZERLAND — (3.3%)
Swiss Confederation Government Bonds
4.000%, 04/08/28	CHF	22,900	29,811,846
UNITED KINGDOM — (11.3%)
U.K. Gilts
0.625%, 07/31/35	GBP	117,600	102,527,119
TOTAL BONDS			892,460,456
U.S. TREASURY OBLIGATIONS — (1.6%)
U.S. Treasury Bonds
3.500%, 02/15/39		16,000	14,521,250
TOTAL INVESTMENT SECURITIES (Cost $1,042,816,353)			906,981,706
TOTAL INVESTMENTS — (100.0%)
(Cost $1,042,816,353)			$906,981,706
As of October 31, 2024, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,641,952	DKK	78,222,623	Bank of America Corp.	11/04/24	$235,496
EUR	74,779,830	USD	81,261,746	Bank of America Corp.	11/04/24	80,005
DKK	78,163,740	USD	11,384,670	Citibank, N.A.	11/04/24	13,199
USD	98,084,016	AUD	141,959,494	Royal Bank of Canada	11/04/24	4,660,479
AUD	138,146,015	USD	90,738,447	Royal Bank of Canada	11/04/24	175,440
USD	51,446,218	GBP	38,625,201	UBS AG	11/04/24	1,640,924
USD	89,007,578	EUR	80,221,698	UBS AG	11/04/24	1,746,437
USD	83,613,544	EUR	75,476,859	State Street Bank and Trust	11/05/24	1,510,091
USD	38,732,613	JPY	5,659,751,955	State Street Bank and Trust	11/05/24	1,482,699
JPY	5,659,751,955	USD	37,040,746	UBS AG	11/05/24	209,168
USD	76,559,637	EUR	69,262,293	HSBC Bank	11/06/24	1,213,147

38

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,110,081	GBP	40,035,714	State Street Bank and Trust	11/15/24	$486,795
USD	703,148	CAD	969,390	State Street Bank and Trust	11/19/24	6,529
USD	28,620,765	CAD	38,820,290	UBS AG	11/19/24	723,878
USD	29,290,040	CAD	39,612,348	UBS AG	11/20/24	823,139
USD	37,743,423	GBP	29,085,239	HSBC Bank	11/26/24	240,643
USD	50,121,193	GBP	38,625,201	Citibank, N.A.	12/04/24	318,100
USD	31,004,702	CHF	26,514,468	State Street Bank and Trust	01/16/25	46,235
Total Appreciation						$15,612,404
EUR	5,441,868	USD	5,980,107	Bank of New York Mellon	11/04/24	$(60,716)
AUD	1,779,483	USD	1,182,203	Barclays Capital	11/04/24	(11,126)
DKK	836,072	USD	123,198	Citibank, N.A.	11/04/24	(1,282)
AUD	2,033,996	USD	1,365,601	Citibank, N.A.	11/04/24	(27,029)
USD	112,809	DKK	777,189	Citibank, N.A.	11/04/24	(521)
GBP	38,625,201	USD	50,123,151	Citibank, N.A.	11/04/24	(317,857)
USD	79,455,902	EUR	73,065,720	Bank of New York Mellon	11/15/24	(58,024)
CAD	806,689	USD	591,534	Citibank, N.A.	11/19/24	(11,834)
CAD	917,390	USD	662,608	State Street Bank and Trust	11/19/24	(3,357)
CAD	951,663	USD	701,827	Citibank, N.A.	11/20/24	(17,926)
USD	37,308,970	SGD	49,247,146	State Street Bank and Trust	11/25/24	(20,593)
USD	37,301,002	JPY	5,659,751,955	UBS AG	12/30/24	(227,578)
USD	81,475,960	EUR	74,779,830	Bank of America Corp.	01/03/25	(78,204)
USD	11,304,890	DKK	77,356,765	Citibank, N.A.	01/03/25	(12,005)
USD	90,789,906	AUD	138,146,015	Royal Bank of Canada	01/03/25	(174,705)
USD	68,322,541	EUR	63,039,049	UBS AG	01/23/25	(487,316)
USD	75,961,694	EUR	69,940,309	HSBC Bank	01/27/25	(394,390)
USD	43,338,591	NZD	72,476,559	UBS AG	01/28/25	(20,361)
Total (Depreciation)						$(1,924,824)
Total Appreciation (Depreciation)						$13,687,580
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$68,298,364	—	$68,298,364
Belgium	—	19,886,865	—	19,886,865
Canada	—	106,495,516	—	106,495,516
Denmark	—	11,013,087	—	11,013,087
Finland	—	63,523,489	—	63,523,489
France	—	193,443,990	—	193,443,990
Germany	—	23,100,714	—	23,100,714
Luxembourg	—	28,833,192	—	28,833,192
Netherlands	—	16,188,673	—	16,188,673
New Zealand	—	42,713,249	—	42,713,249
Norway	—	27,177,310	—	27,177,310
Singapore	—	37,348,505	—	37,348,505

39

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Supranational Organization Obligations	—	$122,098,537	—	$122,098,537
Switzerland	—	29,811,846	—	29,811,846
United Kingdom	—	102,527,119	—	102,527,119
U.S. Treasury Obligations	—	14,521,250	—	14,521,250
Total Investments in Securities	—	$906,981,706	—	$906,981,706
Financial Instruments
Assets
Forward Currency Contracts**	—	15,612,404	—	15,612,404
Liabilities
Forward Currency Contracts**	—	(1,924,824)	—	(1,924,824)
Total Financial Instruments	—	$13,687,580	—	$13,687,580
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
40

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (24.2%)
Federal Home Loan Bank Discount Notes
∞	5.067%, 11/06/24	69,000	$68,948,307
∞	5.068%, 11/08/24	34,500	34,465,538
∞	4.708%, 11/12/24	46,000	45,931,077
∞	4.713%, 11/20/24	63,500	63,341,427
∞	4.759%, 12/04/24	11,750	11,700,506
∞	4.808%, 12/13/24	56,045	55,746,436
∞	4.880%, 12/18/24	55,000	54,672,933
∞	4.644%, 01/03/25	4,150	4,117,501
∞	4.648%, 01/08/25	13,425	13,311,654
∞	4.626%, 01/22/25	46,350	45,879,271
∞	4.604%, 01/29/25	5,100	5,043,836
TOTAL AGENCY OBLIGATIONS			403,158,486
U.S. TREASURY OBLIGATIONS — (75.4%)
U.S. Treasury Bills
∞	5.056%, 11/05/24	69,250	69,213,856
∞	4.762%, 11/12/24	35,000	34,950,110
∞	4.720%, 11/19/24	77,000	76,822,028
∞	5.085%, 11/29/24	6,125	6,103,102
∞	5.012%, 12/05/24	98,000	97,574,453
∞	4.993%, 12/12/24	77,000	76,597,798
∞	4.844%, 12/19/24	26,215	26,055,962
∞	4.759%, 01/07/25	48,000	47,601,127
∞	4.779%, 01/14/25	49,500	49,047,238
∞	4.559%, 01/16/25	49,125	48,662,772
∞	4.576%, 01/21/25	30,000	29,699,541
∞	4.597%, 01/23/25	26,700	26,426,952
∞	4.576%, 01/30/25	16,750	16,564,113
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.667%, 07/31/25	147,375	147,298,386
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.692%, 04/30/26	27,475	27,452,720
U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r)	4.711%, 04/30/25	131,325	131,312,538
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.712%, 10/31/25	146,700	146,632,462
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	4.724%, 07/31/26	51,675	51,651,528
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.787%, 01/31/26	148,700	148,762,778
TOTAL U.S. TREASURY OBLIGATIONS			1,258,429,464
TOTAL INVESTMENT SECURITIES (Cost $1,661,632,993)			1,661,587,950

41

DFA Short-Term Government Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	7,244,380	$7,244,380
TOTAL INVESTMENTS — (100.0%)
(Cost $1,668,877,373)			$1,668,832,330
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$403,158,486	—	$403,158,486
U.S. Treasury Obligations	—	1,258,429,464	—	1,258,429,464
Temporary Cash Investments	$7,244,380	—	—	7,244,380
Total Investments in Securities	$7,244,380	$1,661,587,950	—	$1,668,832,330
See accompanying Notes to Financial Statements.
42

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (27.5%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,085,620
5.750%, 06/12/26	16,080	16,515,302
1.875%, 09/11/26	2,500	2,396,092
3.000%, 09/11/26	62,930	61,568,482
2.125%, 12/11/26	30,250	28,979,366
2.500%, 12/10/27	97,640	92,855,484
3.000%, 03/10/28	51,070	49,192,737
3.250%, 06/09/28	202,360	196,346,850
3.250%, 11/16/28	270,180	261,730,969
2.125%, 09/14/29	12,635	11,475,784
2.125%, 12/14/29	52,580	47,531,708
4.500%, 09/13/30	5,505	5,545,827
4.750%, 03/10/34	15,000	15,261,241
5.500%, 07/15/36	158,590	172,294,921
Tennessee Valley Authority
2.875%, 02/01/27	170,019	165,229,356
7.125%, 05/01/30	159,440	180,955,577
1.500%, 09/15/31	77,768	64,745,614
4.700%, 07/15/33	19,000	19,229,808
4.375%, 08/01/34	87,591	86,184,197
4.650%, 06/15/35	10,635	10,674,314
5.880%, 04/01/36	119,694	132,606,915
6.150%, 01/15/38	709	805,563
5.500%, 06/15/38	6,207	6,626,993
TOTAL AGENCY OBLIGATIONS		1,634,838,720
U.S. TREASURY OBLIGATIONS — (72.3%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,556,779
6.500%, 11/15/26	5,500	5,778,223
6.625%, 02/15/27	5,000	5,289,844
6.125%, 11/15/27	170,500	180,210,507
5.500%, 08/15/28	19,500	20,481,855
5.250%, 11/15/28	42,932	44,682,925
5.250%, 02/15/29	41,500	43,433,965
6.125%, 08/15/29	6,278	6,807,951
6.250%, 05/15/30	51,789	57,029,031
5.375%, 02/15/31	13,250	14,135,059
4.500%, 02/15/36	65,750	67,455,391
4.750%, 02/15/37	322,750	337,046,818
5.000%, 05/15/37	328,000	350,242,500
4.375%, 02/15/38	253,400	254,449,233
4.500%, 05/15/38	353,150	358,626,583
3.500%, 02/15/39	226,635	205,688,967
4.250%, 05/15/39	95,050	93,468,309
4.500%, 08/15/39	110,500	111,436,660
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,869,375
2.250%, 03/31/26	8,000	7,784,688
	Face Amount	Value†
	(000)

2.375%, 04/30/26	13,000	$12,657,227
1.625%, 05/15/26	71,500	68,771,270
2.125%, 05/31/26	25,000	24,214,844
1.875%, 06/30/26	22,750	21,913,760
1.875%, 07/31/26	45,000	43,256,250
1.500%, 08/15/26	65,000	62,036,914
1.375%, 08/31/26	11,000	10,461,602
1.625%, 09/30/26	19,000	18,127,930
1.625%, 10/31/26	31,000	29,510,547
2.000%, 11/15/26	35,550	34,075,230
1.500%, 01/31/27	5,000	4,718,945
2.250%, 02/15/27	25,000	23,970,703
1.125%, 02/28/27	10,250	9,570,137
0.625%, 03/31/27	5,000	4,601,172
0.500%, 04/30/27	5,000	4,572,266
2.375%, 05/15/27	54,500	52,202,910
0.500%, 05/31/27	22,000	20,055,234
0.500%, 06/30/27	12,250	11,136,016
0.375%, 07/31/27	3,000	2,709,141
2.250%, 08/15/27	84,400	80,229,453
0.500%, 08/31/27	5,000	4,518,359
0.375%, 09/30/27	5,000	4,487,500
0.500%, 10/31/27	7,000	6,288,242
2.250%, 11/15/27	5,000	4,732,227
0.625%, 11/30/27	5,000	4,495,312
2.750%, 02/15/28	28,750	27,518,018
1.125%, 02/29/28	5,000	4,532,812
1.250%, 03/31/28	5,000	4,541,797
1.250%, 04/30/28	37,000	33,534,140
2.875%, 05/15/28	88,000	84,315,000
1.250%, 06/30/28	13,500	12,176,367
1.000%, 07/31/28	6,000	5,347,500
2.875%, 08/15/28	10,750	10,267,510
1.250%, 09/30/28	25,000	22,391,601
1.375%, 10/31/28	37,875	34,019,443
3.125%, 11/15/28	21,000	20,192,812
2.625%, 02/15/29	129,000	121,260,000
2.375%, 05/15/29	191,500	177,504,042
1.625%, 08/15/29	44,700	39,877,289
3.875%, 09/30/29	10,000	9,868,359
4.000%, 10/31/29	38,250	37,955,654
1.750%, 11/15/29	44,250	39,515,596
3.875%, 11/30/29	91,750	90,513,526
3.875%, 12/31/29	86,250	85,050,586
3.500%, 01/31/30	26,000	25,174,297
1.500%, 02/15/30	38,400	33,546,000
4.000%, 02/28/30	38,000	37,680,859
3.625%, 03/31/30	15,000	14,596,289
3.500%, 04/30/30	17,425	16,843,713
0.625%, 05/15/30	152,050	125,470,947
3.750%, 05/31/30	21,500	21,034,727
3.750%, 06/30/30	20,000	19,557,812

43

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

4.000%, 07/31/30	27,000	$26,735,273
0.625%, 08/15/30	125,000	102,226,562
4.125%, 08/31/30	10,000	9,961,328
4.625%, 09/30/30	18,500	18,906,856
4.875%, 10/31/30	18,000	18,634,922
4.375%, 11/30/30	8,400	8,474,156
3.750%, 12/31/30	15,000	14,626,758
4.000%, 01/31/31	12,125	11,982,910
1.250%, 08/15/31	187,750	155,040,430
1.375%, 11/15/31	7,500	6,203,320
2.875%, 05/15/32	16,000	14,592,500
4.500%, 11/15/33	13,000	13,216,328
TOTAL U.S. TREASURY OBLIGATIONS		4,294,675,893
TOTAL INVESTMENT SECURITIES (Cost $6,310,831,591)		5,929,514,613

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	13,989,229	$13,989,229
TOTAL INVESTMENTS — (100.0%)
(Cost $6,324,820,820)			$5,943,503,842
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,634,838,720	—	$1,634,838,720
U.S. Treasury Obligations	—	4,294,675,893	—	4,294,675,893
Temporary Cash Investments	$13,989,229	—	—	13,989,229
Total Investments in Securities	$13,989,229	$5,929,514,613	—	$5,943,503,842
See accompanying Notes to Financial Statements.
44

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Face Amount^	Value†
		(000)
BONDS — (77.5%)
	3M Co.
#	2.650%, 04/15/25	16,640	$16,474,554
	AbbVie, Inc.
	2.600%, 11/21/24	6,711	6,702,187
	3.800%, 03/15/25	4,895	4,876,185
	3.600%, 05/14/25	6,448	6,407,274
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.500%, 01/15/25	4,000	3,985,798
	6.500%, 07/15/25	7,102	7,165,044
	4.450%, 10/01/25	1,800	1,794,940
	1.750%, 01/30/26	16,100	15,481,030
	4.450%, 04/03/26	410	407,000
	AES Corp.
Ω	3.300%, 07/15/25	400	394,467
	1.375%, 01/15/26	8,849	8,474,492
	Aetna, Inc.
	3.500%, 11/15/24	1,903	1,901,577
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,712	3,677,441
	AIA Group Ltd.
	3.200%, 03/11/25	1,500	1,490,687
	Ally Financial, Inc.
#	5.800%, 05/01/25	3,019	3,027,247
	Altria Group, Inc.
	2.350%, 05/06/25	5,800	5,723,709
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	16,150	16,060,799
	American Express Co.
	2.250%, 03/04/25	3,080	3,052,596
	3.950%, 08/01/25	10,577	10,523,275
	American Express Co., SOFR + 0.650%, FRN
(r)	5.790%, 11/04/26	30,122	30,144,870
	American Honda Finance Corp.
	4.600%, 04/17/25	35,000	34,970,230
	American Honda Finance Corp., SOFR + 0.550%, FRN
(r)	5.648%, 02/12/25	350	350,033
	American Honda Finance Corp., SOFR + 0.600%, FRN
(r)	5.673%, 08/14/25	225	225,513
		Face Amount^	Value†
		(000)
American Honda Finance Corp., SOFR + 0.710%, FRN
(r) 5.554%, 01/09/26		2,767	$2,773,212
(r) 5.554%, 07/09/27		10,808	10,836,404
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,156,773
American Tower Corp.
2.400%, 03/15/25		5,225	5,175,392
# 4.000%, 06/01/25		7,489	7,452,526
1.300%, 09/15/25		1,100	1,066,544
1.600%, 04/15/26		830	792,739
American Water Capital Corp.
3.400%, 03/01/25		5,339	5,307,439
Amgen, Inc.
1.900%, 02/21/25		1,250	1,238,476
5.250%, 03/02/25		6,000	6,006,499
3.125%, 05/01/25		1,561	1,547,580
Anheuser-Busch InBev SA
4.000%, 09/24/25	GBP	1,155	1,476,426
Appalachian Power Co.
3.400%, 06/01/25		1,390	1,376,498
ArcelorMittal SA
6.125%, 06/01/25		1,000	1,004,141
Arrow Electronics, Inc.
5.150%, 08/21/29		5,000	4,977,070
Arval Service Lease SA
0.875%, 02/17/25	EUR	9,600	10,372,967
Asian Development Bank, SOFR + 0.300%, FRN
(r) 5.189%, 06/20/28		27,700	27,663,465
Asian Development Bank, SOFR + 1.000%, FRN
(r) 5.912%, 06/16/26		26,800	27,124,548
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	499,224
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r) 5.712%, 08/16/27		6,000	6,045,457
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.800%, FRN
(r) 5.154%, 02/05/27	AUD	4,718	3,118,764
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.830%, FRN
(r) 5.264%, 03/31/26	AUD	10,300	6,814,355

45

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.920%, FRN
(r)	5.338%, 11/04/25	AUD	7,000	$4,631,990
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.970%, FRN
(r)	5.343%, 05/12/27	AUD	500	331,768
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	5.437%, 03/18/26		18,706	18,737,800
Australia & New Zealand Banking Group Ltd., SOFR + 0.650%, FRN
(r)Ω	5.508%, 09/30/27		17,647	17,685,764
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	5.532%, 07/16/27		20,000	20,079,680
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r)Ω	5.606%, 07/03/25		11,820	11,849,412
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.661%, 01/18/27		20,000	20,117,502
Autodesk, Inc.
	4.375%, 06/15/25		4,900	4,889,105
AvalonBay Communities, Inc.
#	3.450%, 06/01/25		3,544	3,519,551
Avangrid, Inc.
	3.200%, 04/15/25		5,600	5,551,933
Aviation Capital Group LLC
Ω	4.125%, 08/01/25		12,800	12,707,808
Ayvens SA
	3.875%, 07/16/29	EUR	3,100	3,424,517
Banco Santander SA
	3.496%, 03/24/25		4,000	3,980,305
Bank of America NA, SOFR + 0.780%, FRN
(r)	5.814%, 08/18/25		420	421,320
Bank of Montreal
	1.850%, 05/01/25		5,775	5,690,544
Bank of Montreal, SOFR + 0.620%, FRN
(r)	5.515%, 09/15/26		1,545	1,542,802
Bank of Montreal, SOFR + 0.710%, FRN
(r)	5.616%, 12/12/24		1,380	1,380,861
			Face Amount^	Value†
			(000)
Bank of Montreal, SOFR + 1.160%, FRN
(r)	6.072%, 12/11/26		6,300	$6,369,168
Bank of Montreal, SOFR + 1.330%, FRN
(r)	6.278%, 06/05/26		6,000	6,066,379
Bank of New York Mellon Corp.
	3.000%, 02/24/25		210	208,772
	1.600%, 04/24/25		5,218	5,141,378
Bank of New York Mellon Corp., SOFR + 0.620%, FRN
(r)	5.460%, 04/25/25		670	671,168
Bank of New Zealand
Ω	1.000%, 03/03/26		20	19,054
Bank of Nova Scotia
	3.450%, 04/11/25		5,000	4,970,227
Bank of Nova Scotia, SOFR + 0.460%, FRN
(r)	5.304%, 01/10/25		1,170	1,170,473
Bank of Nova Scotia, SOFR + 0.900%, FRN
(r)	5.744%, 04/11/25		11,214	11,244,590
Bank of Nova Scotia, SOFR + 1.090%, FRN
(r)	5.996%, 06/12/25		25,933	26,040,093
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		2,700	2,695,997
Ω	0.998%, 02/04/25		2,950	2,919,499
	0.998%, 02/04/25		4,400	4,354,507
Banque Federative du Credit Mutuel SA, SOFR + 0.410%, FRN
(r)Ω	5.550%, 02/04/25		6,623	6,626,179
Banque Federative du Credit Mutuel SA, SOFR + 1.070%, FRN
(r)Ω	6.131%, 02/16/28		8,200	8,237,146
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω	5.971%, 01/23/27		8,670	8,746,046
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)Ω	6.244%, 07/13/26		3,850	3,896,293
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	7,800	8,426,144
Barclays PLC
	3.650%, 03/16/25		15,179	15,100,334

46

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	4.375%, 01/12/26		5,380	$5,346,885
BAT International Finance PLC
	2.750%, 03/25/25	EUR	3,500	3,801,715
	1.668%, 03/25/26		9,826	9,407,260
Baxter International, Inc.
	1.300%, 05/30/25	EUR	850	916,081
Becton Dickinson & Co.
	3.020%, 05/24/25	GBP	2,000	2,546,008
Belfius Bank SA
	0.010%, 10/15/25	EUR	5,000	5,301,693
	3.750%, 01/22/29	EUR	4,500	4,965,875
Bell Telephone Co. of Canada or Bell Canada
	2.750%, 01/29/25	CAD	1,900	1,360,588
	3.350%, 03/12/25	CAD	2,700	1,935,212
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	5.400%, 04/02/26		8,900	8,902,628
BMW U.S. Capital LLC, SOFR + 0.620%, FRN
(r)Ω	5.718%, 08/11/25		31,650	31,712,739
BMW U.S. Capital LLC, SOFR + 0.840%, FRN
(r)Ω	5.692%, 04/01/25		1,806	1,810,125
BNG Bank NV, SOFR + 1.000%, FRN
(r)	6.154%, 08/05/26		20,000	20,239,882
Boardwalk Pipelines LP
	4.950%, 12/15/24		3,438	3,435,658
	5.950%, 06/01/26		2,123	2,146,807
Boeing Co.
	3.100%, 05/01/26		7,200	6,951,924
Booking Holdings, Inc.
#	3.650%, 03/15/25		11,425	11,378,508
Boston Properties LP
	3.400%, 06/21/29		5,285	4,858,938
BP Capital Markets PLC
	1.637%, 06/26/29	EUR	7,600	7,751,466
BPCE SA
Ω	2.375%, 01/14/25		21,027	20,916,404
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	5.535%, 02/20/26		10,750	10,767,590
Brixmor Operating Partnership LP
	3.850%, 02/01/25		2,651	2,640,946
Brookfield Corp.
	4.000%, 01/15/25		39,625	39,531,427
CaixaBank SA
	0.375%, 02/03/25	EUR	2,300	2,483,611
Campbell Soup Co.
	3.950%, 03/15/25		17,770	17,693,993
			Face Amount^	Value†
			(000)
Canada Housing Trust No. 1
Ω	1.800%, 12/15/24	CAD	12,600	$9,028,454
Ω	2.550%, 03/15/25	CAD	19,100	13,669,254
Canadian Imperial Bank of Commerce
	2.750%, 03/07/25	CAD	15,000	10,733,400
#	3.945%, 08/04/25		1,010	1,004,701
	3.807%, 07/09/29	EUR	2,300	2,552,740
Canadian Imperial Bank of Commerce, SOFR + 0.940%, FRN
(r)	5.785%, 04/07/25		4,906	4,920,909
Canadian Imperial Bank of Commerce, SOFR + 1.220%, FRN
(r)	6.070%, 10/02/26		4,600	4,649,932
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		5,789	5,770,350
	2.050%, 07/15/25		6,309	6,180,873
Capital One Financial Corp.
	3.200%, 02/05/25		13,412	13,345,510
Carrier Global Corp.
	2.242%, 02/15/25		2,200	2,182,858
Caterpillar Financial Services Corp.
	3.400%, 05/13/25		3,419	3,397,190
Caterpillar Financial Services Corp., SOFR + 0.450%, FRN
(r)	5.523%, 11/14/24		3,570	3,570,397
Caterpillar Financial Services Corp., SOFR + 0.455%, FRN
(r)	5.553%, 08/11/25		34,000	34,062,415
Caterpillar Financial Services Corp., SOFR + 0.460%, FRN
(r)	5.467%, 02/27/26		3,800	3,802,483
Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	5.593%, 05/14/27		7,858	7,871,116
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	5.473%, 05/19/25		22,500	22,522,068
(r)	5.473%, 05/19/25		6,340	6,346,218
Celanese U.S. Holdings LLC
	1.400%, 08/05/26		13,998	13,155,661

47

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Charles Schwab Corp., SOFR + 0.520%, FRN
(r)	5.612%, 05/13/26		26,530	$26,542,679
	Charles Schwab Corp., SOFR + 1.050%, FRN
(r)	6.025%, 03/03/27		15,000	15,123,763
	Charles Schwab Corp.
	3.850%, 05/21/25		15,246	15,163,866
	Chubb INA Holdings LLC
	0.300%, 12/15/24	EUR	8,972	9,725,837
	3.150%, 03/15/25		15,483	15,395,080
	Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	3,500	3,749,256
	Cigna Group
	3.250%, 04/15/25		12,311	12,222,674
	Citigroup, Inc.
	1.750%, 01/28/25	EUR	4,500	4,878,271
	3.400%, 05/01/26		2,009	1,972,358
	CNH Industrial Capital LLC
	3.950%, 05/23/25		18,240	18,140,746
	CNO Financial Group, Inc.
	5.250%, 05/30/25		6,709	6,707,973
	Columbia Pipeline Group, Inc.
	4.500%, 06/01/25		1,661	1,654,989
	Commerzbank AG
	1.750%, 01/22/25	GBP	1,100	1,406,958
	Commonwealth Bank of Australia, 3M Swap + 0.700%, FRN
(r)	5.115%, 01/14/27	AUD	5,400	3,562,091
	Commonwealth Bank of Australia, 3M Swap + 0.750%, FRN
(r)	5.114%, 08/17/26	AUD	3,000	1,982,849
	Commonwealth Bank of Australia, 3M Swap + 0.950%, FRN
(r)	5.314%, 08/17/28	AUD	6,500	4,310,630
	Commonwealth Bank of Australia, 3M Swap + 1.020%, FRN
(r)	5.384%, 08/18/27	AUD	7,500	4,983,725
	Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	5.541%, 09/12/25		19,900	19,935,080
	Commonwealth Bank of Australia, SOFR + 0.750%, FRN
(r)Ω	5.655%, 03/13/26		1,800	1,810,296
			Face Amount^	Value†
			(000)
	Conagra Brands, Inc.
	4.600%, 11/01/25		1,809	$1,804,542
	Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	40,084,273
	Cooperatieve Rabobank UA, 3M Swap + 0.730%, FRN
(r)	5.126%, 01/27/27	AUD	870	573,606
	Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r)	5.221%, 02/26/27	AUD	21,400	14,153,756
	Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	5.381%, 02/26/29	AUD	2,700	1,788,864
	Cooperatieve Rabobank UA, 3M Swap + 1.150%, FRN
(r)	5.529%, 11/21/28	AUD	9,050	6,024,296
	Cooperatieve Rabobank UA, 3M Swap + 1.180%, FRN
(r)	5.560%, 01/19/28	AUD	21,400	14,249,100
	Cooperatieve Rabobank UA, SOFR + 0.380%, FRN
(r)	5.224%, 01/10/25		1,300	1,301,307
	Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	5.613%, 08/28/26		5,250	5,258,872
	Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.554%, 01/09/26		22,100	22,167,489
(r)	5.658%, 03/05/27		17,750	17,796,623
	Cooperatieve Rabobank UA, SOFR + 0.900%, FRN
(r)	5.745%, 10/05/26		2,500	2,515,777
	Corebridge Financial, Inc.
	3.500%, 04/04/25		11,401	11,330,520
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	1,992,852
	CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)Ω	6.192%, 03/11/26		1,517	1,536,219
(r)	6.192%, 03/11/26		4,550	4,607,643
	Credit Agricole SA
	1.000%, 09/18/25	EUR	3,000	3,212,056

48

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.782%, 03/11/27		6,257	$6,284,969
Credit Agricole SA, SOFR + 1.290%, FRN
(r)Ω	6.135%, 07/05/26		12,000	12,144,967
CVS Health Corp.
	3.875%, 07/20/25		12,100	12,001,300
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24		6,500	6,472,791
Ω	3.500%, 04/07/25		37,415	37,194,175
Daimler Truck Finance North America LLC, SOFR + 0.750%, FRN
(r)Ω	5.680%, 12/13/24		7,050	7,054,678
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	3,200	3,451,439
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	5.121%, 02/26/27	AUD	4,000	2,639,744
Deutsche Bank AG
	2.625%, 12/16/24	GBP	2,500	3,211,996
#	4.162%, 05/13/25		4,462	4,445,396
Dexia SA
	0.500%, 01/17/25	EUR	22,400	24,234,145
Discover Bank
	3.450%, 07/27/26		1,293	1,260,041
Discover Financial Services
	4.500%, 01/30/26		1,502	1,493,815
Dollar Tree, Inc.
	4.000%, 05/15/25		7,349	7,302,874
Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,382,534
DTE Energy Co.
	1.050%, 06/01/25		23,873	23,360,342
DXC Technology Co.
	1.800%, 09/15/26		2,639	2,481,703
Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		19,083	19,063,581
	3.600%, 12/15/24		3,067	3,061,304
Eastman Chemical Co.
	3.800%, 03/15/25		42	41,799
Ecolab, Inc.
	2.625%, 07/08/25	EUR	1,155	1,252,517
Edison International
	3.550%, 11/15/24		1,500	1,498,694
	4.950%, 04/15/25		44,815	44,788,875
EIDP, Inc.
	1.700%, 07/15/25		2,075	2,031,670
			Face Amount^	Value†
			(000)
	Elevance Health, Inc.
	3.350%, 12/01/24		400	$399,335
	2.375%, 01/15/25		7,938	7,890,857
	1.500%, 03/15/26		9,100	8,715,286
	Emerson Electric Co.
	3.150%, 06/01/25		9,400	9,323,972
	Enbridge, Inc.
	2.500%, 01/15/25		7,795	7,753,365
	Energy Transfer LP
	4.050%, 03/15/25		13,982	13,924,811
	2.900%, 05/15/25		10,435	10,315,920
	Eni SpA
	3.750%, 09/12/25	EUR	320	350,743
	Enterprise Products Operating LLC
	3.750%, 02/15/25		1,305	1,300,368
	Equifax, Inc.
	2.600%, 12/01/24		9,900	9,879,708
	Equinix, Inc.
	2.625%, 11/18/24		15,500	15,480,037
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		20,900	20,889,312
	ESB Finance DAC
	4.000%, 10/03/28	EUR	5,000	5,602,564
	European Bank for Reconstruction & Development, SOFR + 0.190%, FRN
(r)	5.033%, 04/14/26		2,078	2,076,728
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	5.361%, 02/16/29		26,430	26,378,794
	European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	5.397%, 02/20/28		23,180	23,202,948
	Exelon Corp.
	3.950%, 06/15/25		3,022	3,003,620
	Expedia Group, Inc.
	5.000%, 02/15/26		22,491	22,530,522
	Export Development Canada, SOFR + 0.330%, FRN
(r)	5.171%, 08/01/28		14,380	14,392,233
	Federation des Caisses Desjardins du Quebec
	5.200%, 10/01/25	CAD	13,000	9,457,644
	Fiserv, Inc.
	2.250%, 07/01/25	GBP	3,627	4,583,423
	Flex Ltd.
	4.750%, 06/15/25		15,825	15,775,318

49

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	3.750%, 02/01/26		31,223	$30,718,234
Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		2,400	2,385,934
Fox Corp.
	3.050%, 04/07/25		10,200	10,120,721
Fresenius Medical Care AG
	1.500%, 07/11/25	EUR	325	349,834
GAS Networks Ireland
	0.125%, 12/04/24	EUR	1,700	1,844,737
General Dynamics Corp.
#	3.500%, 05/15/25		20,800	20,683,657
General Electric Co., TSFR3M + 0.642%, FRN
(r)	5.884%, 05/05/26		12,605	12,624,867
General Mills, Inc.
	4.000%, 04/17/25		4,100	4,083,580
General Motors Financial Co., Inc.
	2.750%, 06/20/25		22,533	22,206,021
General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	6.457%, 05/08/27		14,200	14,310,423
Georgia-Pacific LLC
Ω	3.600%, 03/01/25		4,028	4,008,999
Gilead Sciences, Inc.
	3.500%, 02/01/25		12,076	12,031,880
Glencore Funding LLC
#Ω	4.000%, 04/16/25		5,000	4,975,015
Ω	1.625%, 09/01/25		2,244	2,183,875
Ω	1.625%, 04/27/26		9,399	8,974,023
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	5.906%, 04/04/27		8,404	8,463,842
Global Payments, Inc.
	1.500%, 11/15/24		6,236	6,226,935
	2.650%, 02/15/25		10,900	10,820,711
Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	900	979,784
	3.750%, 05/22/25		26,919	26,767,783
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	6,300	6,810,682
Harley-Davidson Financial Services, Inc.
#	3.050%, 02/14/27		3,000	2,835,709
Harley-Davidson, Inc.
	3.500%, 07/28/25		600	592,383
HCA, Inc.
	5.375%, 02/01/25		1,300	1,300,060
			Face Amount^	Value†
			(000)
	Healthcare Realty Holdings LP
	3.875%, 05/01/25		4,000	$3,952,904
	Heineken NV
	2.875%, 08/04/25	EUR	3,000	3,264,261
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	1,203	1,299,141
	Host Hotels & Resorts LP
	4.000%, 06/15/25		2,849	2,827,904
	HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	6,800	7,396,699
	HP, Inc.
	2.200%, 06/17/25		10,859	10,673,801
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	5,400	5,822,712
	Illumina, Inc.
	5.800%, 12/12/25		3,400	3,430,813
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	5.082%, 09/16/26		33,290	33,248,387
	Inter-American Development Bank, SOFR + 0.270%, FRN
(r)	5.159%, 03/20/28		11,000	10,969,413
	Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	5.124%, 04/12/27		1,062	1,061,827
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	5.202%, 10/04/27		60,800	60,832,042
(r)	5.200%, 10/05/28		40,300	40,315,715
	Inter-American Development Bank, SOFR + 0.370%, FRN
(r)	5.211%, 08/01/29		17,000	17,015,797
	International Bank for Reconstruction & Development
	1.900%, 01/16/25	CAD	2,000	1,430,861
	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	5.182%, 06/15/27		10,000	10,010,007

50

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r) 5.325%, 02/23/27		29,500	$29,528,910
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r) 5.214%, 01/12/27		16,000	16,039,957
International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r) 5.503%, 08/19/27		61,638	61,929,548
International Finance Corp., SOFR + 0.280%, FRN
(r) 5.192%, 03/16/26		3,810	3,812,397
International Finance Corp., SOFR + 0.310%, FRN
(r) 5.327%, 08/28/28		20,520	20,516,994
Interstate Power & Light Co.
3.250%, 12/01/24		690	688,904
ISS Finance BV
1.250%, 07/07/25	EUR	9,433	10,130,782
J.M. Smucker Co.
3.500%, 03/15/25		5,701	5,667,123
JAB Holdings BV
1.625%, 04/30/25	EUR	5,300	5,721,991
Japan Government Five Year Bonds
0.005%, 06/20/26	JPY	1,350,000	8,827,244
0.005%, 09/20/26	JPY	2,420,000	15,801,832
Japan Government Two Year Bonds
0.400%, 07/01/26	JPY	1,280,000	8,421,261
John Deere Capital Corp., SOFR + 0.440%, FRN
(r) 5.415%, 03/06/26		4,600	4,604,922
John Deere Capital Corp., SOFR + 0.570%, FRN
(r) 5.564%, 03/03/26		2,100	2,105,857
John Deere Capital Corp., SOFR + 0.680%, FRN
(r) 5.524%, 07/15/27		1,650	1,659,702
John Deere Capital Corp., SOFR + 0.790%, FRN
(r) 5.757%, 06/08/26		33,997	34,213,881
John Deere Financial, Inc.
2.310%, 06/20/25	CAD	5,000	3,559,593
			Face Amount^	Value†
			(000)
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	1,000	$1,080,788
	JPMorgan Chase & Co.
	3.900%, 07/15/25		4,700	4,679,081
	JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.461%, 04/29/26		2,100	2,108,685
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.936%, 12/08/26		7,700	7,788,511
	Juniper Networks, Inc.
	1.200%, 12/10/25		19,528	18,736,310
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	5.775%, 03/15/27		15,000	15,118,509
	Kimco Realty OP LLC
	3.300%, 02/01/25		450	447,898
	Kinder Morgan, Inc.
	4.300%, 06/01/25		7,199	7,173,303
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	2,420	3,107,493
	4.250%, 07/16/25	AUD	190	124,696
	Kommunalbanken AS, SOFR + 0.400%, FRN
#(r)Ω	5.394%, 03/03/28		34,000	34,042,341
	Kommunalbanken AS, SOFR + 1.000%, FRN
(r)Ω	5.906%, 06/17/26		41,500	41,927,318
(r)	5.906%, 06/17/26		5,200	5,253,543
	Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.844%, 07/15/26		8,900	8,993,199
	L3Harris Technologies, Inc.
	3.832%, 04/27/25		630	626,871
	Laboratory Corp. of America Holdings
	2.300%, 12/01/24		545	543,648
	3.600%, 02/01/25		4,900	4,878,915
	Lam Research Corp.
	3.800%, 03/15/25		6,512	6,489,195
	Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.852%, 04/01/25		19,400	19,460,622
	LeasePlan Corp. NV
	2.125%, 05/06/25	EUR	4,500	4,868,163
	Lennar Corp.
	4.750%, 05/30/25		18,642	18,613,946
	Lloyds Bank PLC
	1.250%, 01/13/25	EUR	1,200	1,299,987

51

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Lloyds Banking Group PLC
	4.450%, 05/08/25		3,600	$3,592,114
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	3,620	3,885,520
Macquarie Bank Ltd.
#Ω	3.231%, 03/21/25		52,000	51,672,835
Macquarie Bank Ltd., 3M Swap + 0.480%, FRN
(r)	4.885%, 12/09/25	AUD	500	329,159
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.777%, 07/02/27		5,000	5,033,259
Macquarie Bank Ltd., SOFR + 1.200%, FRN
(r)Ω	6.145%, 12/07/26		1,020	1,033,253
Macquarie Bank Ltd., SOFR + 1.310%, FRN
(r)Ω	6.169%, 03/21/25		600	602,668
Magna International, Inc.
	4.150%, 10/01/25		5,000	4,973,144
Marathon Petroleum Corp.
	4.700%, 05/01/25		12,089	12,073,577
McDonald's Corp.
	3.125%, 03/04/25	CAD	2,600	1,862,193
Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	12,099	12,823,798
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	4,000	2,821,963
Mercedes-Benz Finance North America LLC, SOFR + 0.570%, FRN
(r)Ω	5.411%, 08/01/25		20,450	20,489,179
Mercedes-Benz Finance North America LLC, SOFR + 0.630%, FRN
(r)Ω	5.470%, 07/31/26		2,500	2,501,458
Mercedes-Benz Finance North America LLC, SOFR + 0.670%, FRN
(r)Ω	5.516%, 01/09/26		5,700	5,718,274
Mercedes-Benz Finance North America LLC, SOFR + 0.930%, FRN
(r)Ω	5.782%, 03/30/25		10,100	10,127,243
MetLife, Inc.
#	3.000%, 03/01/25		16,858	16,750,514
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		31,400	31,138,186
		Face Amount^	Value†
		(000)
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	4,000	$3,807,995
Mondelez International, Inc.
3.250%, 03/07/25	CAD	4,200	3,009,666
Morgan Stanley
4.000%, 07/23/25		5,100	5,077,143
Morgan Stanley, SOFR + 0.509%, FRN
(r) 5.350%, 01/22/25		770	770,370
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r) 6.004%, 10/30/26		1,440	1,459,568
Motability Operations Group PLC
0.875%, 03/14/25	EUR	4,300	4,637,969
3.625%, 07/24/29	EUR	3,000	3,313,375
MPLX LP
4.875%, 12/01/24		6,290	6,287,304
4.000%, 02/15/25		4,781	4,763,630
1.750%, 03/01/26		8,782	8,435,111
National Australia Bank Ltd., 3M Swap + 0.410%, FRN
(r) 4.761%, 08/24/26	AUD	12,980	8,528,641
National Australia Bank Ltd., 3M Swap + 0.470%, FRN
(r) 4.821%, 02/25/25	AUD	10,000	6,585,014
National Australia Bank Ltd., 3M Swap + 0.720%, FRN
(r) 5.071%, 02/25/27	AUD	800	527,949
National Australia Bank Ltd., 3M Swap + 0.780%, FRN
(r) 5.153%, 05/12/26	AUD	19,921	13,171,102
National Australia Bank Ltd., 3M Swap + 0.850%, FRN
(r) 5.217%, 11/16/26	AUD	38,400	25,417,105
National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r) 5.373%, 05/12/28	AUD	15,340	10,179,549
National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r) 5.551%, 11/25/27	AUD	9,200	6,145,156

52

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.584%, 12/10/25		14,390	$14,446,591
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.853%, 05/13/25		2,220	2,227,223
National Bank of Canada
	5.296%, 11/03/25	CAD	21,500	15,674,069
	3.750%, 05/02/29	EUR	1,400	1,555,428
National Fuel Gas Co.
	5.200%, 07/15/25		18,200	18,171,706
National Rural Utilities Cooperative Finance Corp.
#	3.450%, 06/15/25		686	680,641
National Rural Utilities Cooperative Finance Corp., SOFR + 0.700%, FRN
(r)	5.813%, 05/07/25		1,392	1,395,421
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	5.937%, 02/05/27		16,700	16,777,052
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	5.715%, 09/16/27		7,900	7,965,799
Nationwide Building Society
Ω	3.900%, 07/21/25		31,371	31,216,805
	0.250%, 07/22/25	EUR	5,791	6,182,940
Ω	1.000%, 08/28/25		3,900	3,789,318
	1.500%, 10/13/26		782	737,173
NatWest Markets PLC
Ω	3.479%, 03/22/25		50,000	49,659,673
NBN Co. Ltd.
	4.125%, 03/15/29	EUR	5,000	5,655,473
Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	2,372,927
Netflix, Inc.
	3.000%, 06/15/25	EUR	2,900	3,155,200
NextEra Energy Capital Holdings, Inc.
	4.450%, 06/20/25		3,327	3,318,219
	5.749%, 09/01/25		7,700	7,755,160
			Face Amount^	Value†
			(000)
	NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	5.601%, 01/29/26		19,274	$19,337,433
	Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,168,450
	1.851%, 07/16/25		20,555	20,100,370
	1.653%, 07/14/26		13,898	13,151,193
	Nordea Bank Abp
Ω	3.600%, 06/06/25		870	864,668
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.606%, 03/19/27		13,438	13,494,186
	Nordic Investment Bank, SOFR + 1.000%, FRN
(r)	6.116%, 05/12/26		11,000	11,127,378
	Norfina Ltd., 3M Swap + 0.480%, FRN
(r)	4.896%, 09/15/26	AUD	7,000	4,597,947
	Norfina Ltd., 3M Swap + 0.780%, FRN
(r)	5.164%, 01/25/27	AUD	13,670	9,023,215
	Norsk Hydro ASA
	1.125%, 04/11/25	EUR	755	813,697
	Northrop Grumman Corp.
	2.930%, 01/15/25		3,200	3,185,465
	NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,503,561
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	10,150	10,928,654
	Nucor Corp.
	2.000%, 06/01/25		3,186	3,131,966
	Nutrien Ltd.
	3.000%, 04/01/25		3,990	3,961,117
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		32,380	32,380,000
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,273,000
	ONEOK, Inc.
	2.200%, 09/15/25		3,160	3,089,985
	Oracle Corp.
	2.500%, 04/01/25		12,363	12,239,445
	2.950%, 05/15/25		4,307	4,261,826
	ORIX Corp.
	3.780%, 05/29/29	EUR	3,000	3,306,912
	Ovintiv, Inc.
	5.650%, 05/15/25		10,900	10,936,679
	5.375%, 01/01/26		687	688,045
	Parker-Hannifin Corp.
	3.300%, 11/21/24		8,130	8,122,012

53

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		795	$788,998
Ω	4.450%, 01/29/26		3,072	3,048,232
Ω	1.700%, 06/15/26		31,500	29,927,844
PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	5.492%, 02/13/26		6,383	6,395,064
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	2,508	2,727,231
	3.250%, 11/10/24		1,182	1,181,115
	5.125%, 11/15/24		1,209	1,209,046
	2.750%, 03/19/25	EUR	796	864,091
	3.375%, 08/11/25		9,400	9,318,650
Phillips 66
	3.850%, 04/09/25		5,000	4,976,832
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		29,826	29,826,000
PNC Bank NA
	3.250%, 06/01/25		4,700	4,660,192
PNC Financial Services Group, Inc.
	2.200%, 11/01/24		1,916	1,916,000
Principal Financial Group, Inc.
	3.400%, 05/15/25		11,100	11,012,188
Province of Ontario
	2.650%, 02/05/25	CAD	14,400	10,316,578
Public Storage Operating Co., SOFR + 0.600%, FRN
(r)	5.440%, 07/25/25		3,700	3,709,694
Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	5.544%, 04/16/27		13,400	13,459,764
PVH Corp.
#	4.625%, 07/10/25		20,427	20,341,428
Radian Group, Inc.
	6.200%, 05/15/29		5,000	5,124,493
Realty Income Corp.
	3.875%, 04/15/25		2,200	2,191,257
	1.875%, 01/14/27	GBP	2,000	2,389,863
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	4,000	4,439,379
Reynolds American, Inc.
	4.450%, 06/12/25		7,736	7,708,498
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.825%, 11/13/26		10,410	10,470,887
			Face Amount^	Value†
			(000)
Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	28,188	$20,167,574
Ross Stores, Inc.
	4.600%, 04/15/25		20,918	20,893,627
Royal Bank of Canada
	2.609%, 11/01/24	CAD	7,000	5,027,321
	1.150%, 06/10/25		1,000	979,271
	0.875%, 01/20/26		16,224	15,524,432
Royal Bank of Canada, SOFR + 0.440%, FRN
(r)	5.282%, 01/21/25		805	805,508
Royal Bank of Canada, SOFR + 0.570%, FRN
(r)	5.410%, 04/27/26		8,500	8,521,486
Royal Bank of Canada, SOFR + 0.840%, FRN
(r)	5.683%, 04/14/25		8,000	8,022,924
Royal Bank of Canada, SOFR + 0.950%, FRN
(r)	5.792%, 01/19/27		3,700	3,724,579
Royalty Pharma PLC
	1.200%, 09/02/25		10,303	9,991,204
Ryder System, Inc.
	4.625%, 06/01/25		5,636	5,624,349
	4.300%, 06/15/27		283	279,501
SELP Finance SARL
	0.875%, 05/27/29	EUR	7,500	7,234,624
Sempra
	3.300%, 04/01/25		14,091	13,994,001
Shell International Finance BV
	1.875%, 09/15/25	EUR	4,500	4,854,893
Simon Property Group LP
	3.500%, 09/01/25		11,400	11,288,959
Skandinaviska Enskilda Banken AB, SOFR + 0.890%, FRN
(r)Ω	5.838%, 03/05/27		10,000	10,065,000
Sky Ltd.
	2.250%, 11/17/25	EUR	2,100	2,268,502
Societe Generale SA
Ω	2.625%, 01/22/25		2,100	2,087,617
	1.125%, 01/23/25	EUR	100	108,271
#Ω	1.375%, 07/08/25		6,600	6,447,052
Ω	4.000%, 01/12/27		4,000	3,898,985
Southwest Airlines Co.
	5.250%, 05/04/25		12,391	12,401,520
Southwestern Electric Power Co.
	1.650%, 03/15/26		21,360	20,481,618
Spectra Energy Partners LP
	3.500%, 03/15/25		5,800	5,764,134

54

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
State Street Corp., SOFR + 0.640%, FRN
(r)	5.509%, 10/22/27		5,320	$5,339,471
State Street Corp., SOFR + 0.845%, FRN
(r)	5.985%, 08/03/26		18,500	18,622,497
Statnett SF
	0.875%, 03/08/25	EUR	3,500	3,778,662
Steel Dynamics, Inc.
	2.800%, 12/15/24		5,189	5,173,713
Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,320,950
Stryker Corp.
	1.150%, 06/15/25		765	748,379
Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	680	723,613
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	6.023%, 07/09/29		2,300	2,322,425
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.300%, FRN
(r)	6.151%, 07/13/26		890	902,318
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		11,800	11,702,155
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.120%, FRN
(r)Ω	6.091%, 03/09/26		10,000	10,080,380
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	6.061%, 09/14/26		6,000	6,068,004
Suncor Energy, Inc.
	5.600%, 11/17/25	CAD	3,800	2,776,851
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	6.157%, 08/03/26		28,980	29,326,254
(r)	5.839%, 05/05/27		28,500	28,929,277
Svenska Handelsbanken AB, SOFR + 0.910%, FRN
(r)Ω	5.858%, 06/10/25		7,750	7,780,717
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	6.145%, 06/15/26		22,350	22,654,115
(r)	6.145%, 06/15/26		13,000	13,176,890
Sysco Canada, Inc.
	3.650%, 04/25/25	CAD	26,100	18,721,855
			Face Amount^	Value†
			(000)
	TC PipeLines LP
	4.375%, 03/13/25		22,700	$22,615,216
	Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,086,891
	Telstra Corp. Ltd.
	3.125%, 04/07/25		577	572,239
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	3,600	2,562,933
	Toronto-Dominion Bank
	1.200%, 06/03/26		31,440	29,759,568
	Toronto-Dominion Bank, SOFR + 0.590%, FRN
(r)	5.520%, 09/10/26		3,995	3,992,221
	Toronto-Dominion Bank, SOFR + 0.730%, FRN
(r)	5.575%, 04/05/27		9,000	9,008,499
	Toronto-Dominion Bank, SOFR + 1.080%, FRN
(r)	5.923%, 07/17/26		7,205	7,262,619
	Toyota Finance Australia Ltd.
	0.064%, 01/13/25	EUR	4,000	4,324,241
	Toyota Motor Credit Corp., SOFR + 0.560%, FRN
(r)	5.404%, 01/10/25		4,600	4,603,200
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	5.516%, 03/19/27		11,400	11,425,385
	Toyota Motor Credit Corp., SOFR + 0.890%, FRN
(r)	5.947%, 05/18/26		14,372	14,475,410
	TransCanada PipeLines Ltd.
	3.300%, 07/17/25	CAD	7,700	5,512,964
	Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	5,500	5,986,872
	Truist Bank
	2.150%, 12/06/24		4,400	4,387,323
	1.500%, 03/10/25		1,180	1,166,168
	Truist Financial Corp.
	3.700%, 06/05/25		7,000	6,955,798
	TTX Co.
Ω	3.600%, 01/15/25		1,820	1,814,693
	UBS AG
	0.010%, 03/31/26	EUR	5,320	5,557,752
	UBS Group AG
Ω	4.125%, 09/24/25		17,000	16,922,978
#	4.125%, 09/24/25		21,000	20,904,855
	4.125%, 04/15/26		4,000	3,957,116
Ω	4.125%, 04/15/26		2,700	2,671,054

55

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	5.071%, 02/24/27	AUD	500	$329,754
(r)	5.113%, 04/16/27	AUD	2,000	1,318,516
	UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r)	5.344%, 07/15/26		5,172	5,191,234
	Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	11,076	12,040,207
	3.950%, 06/15/26		3,918	3,854,171
	Valero Energy Corp.
	2.850%, 04/15/25		1,656	1,640,164
	Ventas Realty LP
	2.650%, 01/15/25		5,253	5,227,420
	3.500%, 02/01/25		5,900	5,875,584
	VeriSign, Inc.
	5.250%, 04/01/25		750	749,378
	Verizon Communications, Inc.
	3.376%, 02/15/25		3,000	2,985,853
	Verizon Communications, Inc., SOFR + 0.790%, FRN
(r)	5.649%, 03/20/26		10,629	10,677,736
	Volkswagen Financial Services Overseas AG
Δ	0.000%, 02/12/25	EUR	13,300	14,334,222
	Volkswagen Group of America Finance LLC
	4.950%, 08/15/29		5,000	4,911,633
	Volkswagen Group of America Finance LLC, SOFR + 0.930%, FRN
(r)Ω	5.836%, 09/12/25		2,000	2,005,253
	Volvo Treasury AB
	3.125%, 02/08/29	EUR	800	868,945
	Wells Fargo & Co.
	3.000%, 02/19/25		9,300	9,243,881
	1.625%, 06/02/25	EUR	1,000	1,078,667
	2.000%, 07/28/25	GBP	1,197	1,508,251
	Wells Fargo Bank NA, SOFR + 1.060%, FRN
(r)	6.173%, 08/07/26		1,310	1,320,924
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.982%, 12/11/26		8,360	8,448,031
	Welltower OP LLC
	4.000%, 06/01/25		7,100	7,066,242
	Wendel SE
	1.375%, 04/26/26	EUR	2,000	2,124,784
	Western Union Co.
	1.350%, 03/15/26		55,086	52,378,978
		Face Amount^	Value†
		(000)
Westpac Banking Corp.
4.125%, 06/04/26	AUD	1,500	$979,282
Westpac Banking Corp., 3M Swap + 0.690%, FRN
(r) 5.108%, 03/17/25	AUD	25,200	16,609,659
Westpac Banking Corp., 3M Swap + 0.700%, FRN
(r) 5.084%, 01/25/27	AUD	27,500	18,133,401
Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r) 5.117%, 02/16/26	AUD	9,000	5,947,776
(r) 5.123%, 08/10/26	AUD	39,700	26,232,120
Westpac Banking Corp., 3M Swap + 0.800%, FRN
(r) 5.173%, 08/11/25	AUD	8,000	5,283,700
Westpac Banking Corp., 3M Swap + 0.820%, FRN
(r) 5.236%, 12/15/26	AUD	10,000	6,614,036
Westpac Banking Corp., 3M Swap + 0.930%, FRN
(r) 5.346%, 09/19/28	AUD	7,300	4,832,762
Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r) 5.347%, 02/16/28	AUD	39,300	26,066,097
Westpac Banking Corp., 3M Swap + 1.050%, FRN
(r) 5.419%, 05/20/27	AUD	800	531,740
Westpac Banking Corp., 3M Swap + 1.230%, FRN
(r) 5.603%, 11/11/27	AUD	15,200	10,154,066
Whirlpool Corp.
3.700%, 05/01/25		380	377,358
Williams Cos., Inc.
3.900%, 01/15/25		13,574	13,540,492
WP Carey, Inc.
4.000%, 02/01/25		6,000	5,981,918
WRKCo, Inc.
3.750%, 03/15/25		400	397,893
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25		157	156,005
TOTAL BONDS			4,392,771,650

56

DFA Short-Term Extended Quality Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (6.9%)
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.712%, 10/31/25	197,000	$196,909,305
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.787%, 01/31/26	194,500	194,582,114
TOTAL U.S. TREASURY OBLIGATIONS		391,491,419

COMMERCIAL PAPER — (9.3%)
American Honda Finance Corp.
	4.979%, 12/11/24	3,000	2,983,414
Archer-Daniels-Midland Co.
Ω	4.915%, 12/06/24	4,000	3,981,032
Avangrid, Inc.
Ω	5.050%, 11/08/24	1,500	1,498,358
Ω	4.943%, 12/02/24	15,000	14,934,090
Ω	4.881%, 01/23/25	13,500	13,346,545
Canadian National Railway Co.
Ω	4.862%, 01/21/25	6,000	5,933,736
Consolidated Edison Co. of New York, Inc.
Ω	5.209%, 11/08/24	28,190	28,159,135
Ω	5.214%, 11/15/24	4,000	3,991,823
CRH America Finance, Inc.
Ω	4.956%, 12/06/24	3,269	3,253,145
Ω	4.999%, 12/09/24	500	497,376
Crown Castle, Inc.
Ω	5.284%, 12/12/24	10,000	9,940,710
DBS Bank Ltd.
Ω	4.907%, 11/07/24	8,500	8,492,034
DNB Bank ASA
Ω	4.747%, 02/18/25	17,000	16,762,683
Dominion Energy, Inc.
Ω	4.991%, 11/12/24	733	731,804
Ω	4.946%, 11/22/24	18,000	17,946,545
Duke Energy Corp.
Ω	5.147%, 11/08/24	3,500	3,496,207
Ω	4.921%, 11/14/24	5,000	4,990,552
EIDP, Inc.
Ω	5.661%, 11/08/24	5,000	4,994,526
Ω	5.702%, 12/02/24	10,475	10,429,767
Ω	5.695%, 12/10/24	11,500	11,438,028
Ω	5.268%, 11/05/24	900	899,384
Ω	5.269%, 11/05/24	3,000	2,997,948
Ω	5.272%, 11/05/24	6,000	5,995,896
Ω	5.271%, 11/07/24	15,000	14,985,621
		Face Amount^	Value†
		(000)
Electricite de France SA
Ω	4.817%, 02/03/25	4,000	$3,948,777
Enel Finance America LLC
Ω	5.796%, 11/18/24	7,000	6,982,862
Entergy Corp.
Ω	4.961%, 12/13/24	13,000	12,924,871
European Investment Bank
	4.718%, 02/27/25	24,500	24,128,166
	4.722%, 02/27/25	5,000	4,924,115
Experian Finance PLC
Ω	4.904%, 12/05/24	6,000	5,972,000
Ω	4.948%, 12/10/24	15,000	14,917,110
General Motors Financial Co., Inc.
Ω	4.928%, 01/27/25	4,150	4,100,360
Glencore Funding LLC
Ω	5.053%, 11/07/24	2,000	1,998,067
Harley-Davidson Financial Services, Inc.
Ω	5.655%, 12/10/24	4,000	3,977,748
HSBC USA, Inc.
Ω	5.560%, 11/04/24	10,000	9,994,610
Intesa Sanpaolo Funding LLC
	5.020%, 01/24/25	5,430	5,365,468
Johnson & Johnson
Ω	4.654%, 01/23/25	5,000	4,946,450
Kreditanstalt fuer Wiederaufbau
Ω	4.823%, 01/09/25	5,000	4,955,877
LSEGA Financing PLC
Ω	4.907%, 11/19/24	30,000	29,922,934
Mondelez International, Inc.
Ω	4.961%, 11/14/24	6,000	5,988,668
NextEra Energy Capital Holdings, Inc.
Ω	5.476%, 11/06/24	5,920	5,915,129
Novartis Finance Corp.
Ω	4.785%, 12/02/24	5,000	4,979,079
Nutrien Ltd.
Ω	5.011%, 11/25/24	8,100	8,072,353
Ω	5.011%, 11/26/24	17,000	16,939,691
Ω	5.012%, 11/29/24	10,000	9,960,504
Oesterreichische Kontrollbank AG
	4.730%, 01/21/25	17,000	16,822,446
Parker-Hannifin Corp.
Ω	5.322%, 11/01/24	1,750	1,749,761
Ω	4.916%, 11/22/24	5,000	4,985,077
Ω	4.897%, 12/16/24	9,500	9,441,458
PSP Capital, Inc.
Ω	4.724%, 01/06/25	8,000	7,929,768
Ω	4.738%, 01/17/25	10,000	9,900,377

57

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Reckitt Benckiser Treasury Services PLC
Ω	5.296%, 11/13/24	19,500	$19,465,506
Svensk Exportkredit AB
	4.588%, 01/29/25	15,000	14,827,125
	4.713%, 02/10/25	11,500	11,351,224
TotalEnergies Capital SA
Ω	4.773%, 01/27/25	3,000	2,965,964
TransCanada PipeLines Ltd.
Ω	4.945%, 12/04/24	10,000	9,954,163
United Overseas Bank Ltd.
Ω	4.741%, 02/05/25	7,500	7,406,643
Volkswagen Financial Services
Ω	5.046%, 12/02/24	10,000	9,956,830
Walt Disney Co.
Ω	5.678%, 11/06/24	14,500	14,488,214
Ω	5.639%, 12/13/24	5,500	5,468,929
TOTAL COMMERCIAL PAPER (Cost $530,369,418)			530,308,683

FOREIGN SOVEREIGN OBLIGATIONS — (5.8%)
Canada Treasury Bills
∞	4.035%, 11/21/24	15,000	10,750,530
∞	3.769%, 01/15/25	27,200	19,391,538
∞	3.908%, 12/05/24	20,600	14,743,495
∞	3.908%, 01/03/25	8,500	6,066,510

∞	3.989%, 12/18/24	8,500	$6,075,606
∞	3.841%, 02/12/25	13,700	9,742,167
∞	3.800%, 01/30/25	26,500	18,867,178
∞	3.810%, 02/27/25	13,800	9,799,700
Monetary Authority of Singapore Bills
∞	3.320%, 11/01/24	70,600	53,464,597
∞	3.372%, 11/08/24	71,900	54,414,797
∞	3.293%, 11/22/24	72,600	54,875,764
Ontario Treasury Bills
∞	3.942%, 12/31/24	8,000	5,710,576
∞	3.879%, 01/08/25	6,000	4,279,700
∞	3.720%, 01/15/25	29,000	20,672,094
Quebec Treasury Bills
∞	4.010%, 12/13/24	23,700	16,947,198
∞	3.814%, 01/10/25	29,000	20,680,633
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			326,482,083
TOTAL INVESTMENT SECURITIES (Cost $5,659,552,171)			5,641,053,835

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	2,644,024	30,580,784
TOTAL INVESTMENTS — (100.0%)
(Cost $5,690,131,850)			$5,671,634,619
As of October 31, 2024, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	43,929,996	USD	47,759,813	Bank of America Corp.	11/04/24	$25,034
USD	94,722,990	AUD	137,188,356	Royal Bank of Canada	11/04/24	4,439,338
AUD	137,188,356	USD	90,158,816	State Street Bank and Trust	11/04/24	124,836
USD	65,458,940	EUR	58,990,087	UBS AG	11/04/24	1,292,481
USD	18,955,180	GBP	14,230,776	UBS AG	11/04/24	605,296
USD	48,656,939	EUR	44,013,191	Bank of America Corp.	11/05/24	779,550
USD	54,046,666	SGD	70,429,724	Royal Bank of Canada	11/12/24	692,229
USD	36,937,705	SGD	48,538,494	Societe Generale	11/12/24	167,094
USD	55,104,428	SGD	71,735,782	State Street Bank and Trust	11/12/24	760,580
USD	34,963,167	CAD	47,154,404	Royal Bank of Canada	11/13/24	1,083,167
USD	10,650,539	CAD	14,438,326	State Street Bank and Trust	11/13/24	276,736
USD	16,420,474	CAD	22,412,249	UBS AG	11/13/24	317,482
EUR	1,500,821	USD	1,632,381	Bank of New York Mellon	11/15/24	890
USD	100,816,243	AUD	150,507,183	Royal Bank of Canada	11/15/24	1,754,994

58

DFA Short-Term Extended Quality Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	3,785,967	USD	4,099,123	UBS AG	11/15/24	$20,963
USD	17,122,557	CAD	23,218,033	Royal Bank of Canada	11/18/24	438,189
USD	38,125,191	CAD	51,684,957	State Street Bank and Trust	11/18/24	984,628
USD	97,728,702	AUD	146,100,242	Australia and New Zealand Bank	11/22/24	1,561,240
USD	18,293,790	SGD	24,038,076	Royal Bank of Canada	11/22/24	75,309
USD	57,105,961	CAD	77,040,453	UBS AG	11/25/24	1,733,778
USD	16,976,294	GBP	13,077,983	Bank of New York Mellon	11/26/24	113,420
USD	3,633,500	GBP	2,800,126	Citibank, N.A.	12/02/24	23,024
USD	54,950,053	CAD	74,777,049	State Street Bank and Trust	01/07/25	1,118,455
USD	46,143,307	EUR	42,056,742	State Street Bank and Trust	01/09/25	264,313
USD	79,295,542	CAD	108,970,030	State Street Bank and Trust	01/09/25	843,248
USD	33,477,437	CAD	46,111,353	UBS AG	01/09/25	279,856
USD	19,238,816	JPY	2,888,710,778	State Street Bank and Trust	01/23/25	25,613
Total Appreciation						$19,801,743
GBP	14,230,776	USD	18,489,529	Citibank, N.A.	11/04/24	$(139,644)
EUR	15,060,091	USD	16,420,092	UBS AG	11/04/24	(38,480)
CAD	34,424,524	USD	25,277,364	Citibank, N.A.	11/13/24	(543,664)
USD	62,955,926	EUR	57,878,372	Bank of New York Mellon	11/15/24	(30,336)
CAD	7,555,479	USD	5,615,096	Citibank, N.A.	11/25/24	(184,659)
USD	89,318,545	AUD	135,870,493	State Street Bank and Trust	12/02/24	(124,415)
USD	47,651,609	EUR	43,715,472	Bank of America Corp.	01/03/25	(24,065)
USD	14,107,464	JPY	2,131,826,667	Royal Bank of Canada	01/22/25	(69,887)
USD	40,645,255	EUR	37,480,223	State Street Bank and Trust	01/23/25	(266,034)
USD	58,633,388	EUR	53,977,788	Australia and New Zealand Bank	01/27/25	(295,898)
Total (Depreciation)						$(1,717,082)
Total Appreciation (Depreciation)						$18,084,661
As of October 31, 2024, the value of Rule 144A securities amounted to $1,306,762,393 or 22.9% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$4,392,771,650	—	$4,392,771,650
U.S. Treasury Obligations	—	391,491,419	—	391,491,419
Commercial Paper	—	530,308,683	—	530,308,683
Foreign Sovereign Obligations	—	326,482,083	—	326,482,083
Securities Lending Collateral	—	30,580,784	—	30,580,784
Total Investments in Securities	—	$5,671,634,619	—	$5,671,634,619

59

DFA Short-Term Extended Quality Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$19,801,743	—	$19,801,743
Liabilities
Forward Currency Contracts**	—	(1,717,082)	—	(1,717,082)
Total Financial Instruments	—	$18,084,661	—	$18,084,661
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
60

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal National Mortgage Association
	0.375%, 08/25/25		5,750	$5,567,213
BONDS — (95.0%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		5,000	4,096,430
Ω	2.500%, 02/10/41		5,454	3,622,178
Abbott Laboratories
	4.750%, 04/15/43		5,000	4,817,373
AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,636,339
	4.400%, 11/06/42		7,200	6,437,476
	5.350%, 03/15/44		400	401,199
AEP Texas, Inc.
	5.700%, 05/15/34		400	408,233
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,429,788
	3.850%, 10/29/41		2,800	2,242,901
Aetna, Inc.
	6.750%, 12/15/37		1,000	1,086,112
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		5,200	4,720,678
	5.500%, 08/20/34		2,800	2,762,320
Aflac, Inc.
	6.450%, 08/15/40		2,300	2,490,414
African Development Bank
	3.300%, 07/27/27	AUD	7,300	4,657,652
	3.350%, 08/08/28	AUD	4,300	2,710,751
AGCO Corp.
	5.800%, 03/21/34		4,660	4,739,680
Aker BP ASA
Ω	4.000%, 01/15/31		1,000	934,912
Ω	6.000%, 06/13/33		10,000	10,214,936
Alabama Power Co.
	5.500%, 03/15/41		1,500	1,501,286
	3.850%, 12/01/42		650	533,888
Albemarle Corp.
#	5.050%, 06/01/32		2,000	1,945,962
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		4,450	3,344,974
Allegion PLC
	3.500%, 10/01/29		3,800	3,556,204
Allstate Corp.
	5.350%, 06/01/33		1,900	1,924,300
	4.500%, 06/15/43		4,470	3,906,621
		Face Amount^	Value†
		(000)

Ally Financial, Inc.
8.000%, 11/01/31		3,849	$4,282,613
Altria Group, Inc.
3.400%, 05/06/30		2,100	1,938,778
2.450%, 02/04/32		6,600	5,492,139
4.500%, 05/02/43		900	757,533
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		375	330,106
Amdocs Ltd.
2.538%, 06/15/30		1,600	1,398,275
American Electric Power Co., Inc.
5.625%, 03/01/33		400	408,444
American Express Co.
8.150%, 03/19/38		2,000	2,541,899
4.050%, 12/03/42		6,000	5,162,406
American Honda Finance Corp.
5.050%, 07/10/31		1,500	1,505,358
American Tower Corp.
4.125%, 05/16/27	EUR	2,000	2,224,682
5.650%, 03/15/33		400	409,801
5.550%, 07/15/33		400	408,023
American Water Capital Corp.
4.300%, 12/01/42		3,176	2,765,652
Amgen, Inc.
2.300%, 02/25/31		3,413	2,942,657
4.950%, 10/01/41		1,200	1,124,339
Analog Devices, Inc.
2.800%, 10/01/41		1,500	1,082,353
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/39		4,695	4,775,104
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	1,100	1,070,202
Apache Corp.
5.100%, 09/01/40		5,000	4,316,796
Appalachian Power Co.
5.650%, 04/01/34		400	408,655
7.000%, 04/01/38		5,200	5,905,635
Apple, Inc.
3.350%, 02/09/27		6,000	5,877,114
2.200%, 09/11/29		5,000	4,524,460
2.375%, 02/08/41		7,000	4,970,499
3.850%, 05/04/43		5,500	4,691,542
ArcelorMittal SA
6.800%, 11/29/32		5,000	5,421,084
Arizona Public Service Co.
2.200%, 12/15/31		7,500	6,206,402

61

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Arrow Electronics, Inc.
	5.875%, 04/10/34		5,000	$5,062,629
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	1,662,900
Ω	5.500%, 08/11/32		4,600	4,586,037
Ω	5.950%, 10/15/33		2,500	2,556,779
	Asian Development Bank
	3.400%, 09/10/27	AUD	4,800	3,074,569
	4.250%, 01/17/28	AUD	5,000	3,271,974
	Asian Infrastructure Investment Bank
	1.900%, 01/18/27	AUD	2,000	1,243,046
	Assurant, Inc.
	2.650%, 01/15/32		6,000	5,035,533
	AT&T, Inc.
	4.500%, 05/15/35		2,000	1,874,754
	4.900%, 08/15/37		2,000	1,911,301
	4.850%, 03/01/39		1,400	1,315,831
	Athene Holding Ltd.
	5.875%, 01/15/34		6,400	6,516,119
	Australia & New Zealand Banking Group Ltd.
	4.500%, 03/31/28	AUD	9,200	6,005,781
	4.950%, 09/11/28	AUD	6,425	4,251,717
	4.950%, 02/05/29	AUD	3,200	2,115,944
	AutoNation, Inc.
	1.950%, 08/01/28		3,000	2,667,574
	2.400%, 08/01/31		3,000	2,482,031
	AutoZone, Inc.
	5.200%, 08/01/33		400	399,051
	AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	2,622,045
	Avnet, Inc.
	3.000%, 05/15/31		8,245	7,083,336
	5.500%, 06/01/32		400	397,308
	Ayvens SA
	3.875%, 07/16/29	EUR	6,500	7,180,439
	Baker Hughes Holdings LLC
	5.125%, 09/15/40		6,000	5,796,086
	Banco Santander SA
	5.796%, 01/23/29	AUD	2,520	1,681,397
	3.490%, 05/28/30		600	550,313
	5.439%, 07/15/31		5,000	5,081,170
	6.938%, 11/07/33		800	890,908
	Bank of America Corp.
	7.000%, 07/31/28	GBP	5,000	6,853,141
	5.875%, 02/07/42		3,636	3,874,959
	5.000%, 01/21/44		800	769,921
	Bank of America NA
	5.815%, 10/30/28	AUD	2,720	1,846,579
	Bank of Montreal
#	5.511%, 06/04/31		5,000	5,119,043
			Face Amount^	Value†
			(000)

	Bank of New Zealand
	3.661%, 07/17/29	EUR	2,000	$2,207,180
	Bank of Nova Scotia
	3.500%, 04/17/29	EUR	5,000	5,491,353
	2.450%, 02/02/32		6,800	5,759,928
	5.650%, 02/01/34		2,000	2,069,936
	Banque Federative du Credit Mutuel SA
	5.375%, 05/25/28	GBP	3,000	3,905,102
	Barclays PLC
	3.250%, 02/12/27	GBP	3,000	3,702,148
	BAT Capital Corp.
	4.906%, 04/02/30		8,600	8,510,425
	4.390%, 08/15/37		2,000	1,743,287
	7.079%, 08/02/43		400	437,100
	Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		1,500	1,449,959
	Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		10,000	10,497,080
	Berkshire Hathaway Energy Co.
	6.125%, 04/01/36		4,300	4,588,626
	5.950%, 05/15/37		6,000	6,341,485
	6.500%, 09/15/37		3,073	3,396,956
	BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		3,919	3,763,057
	Black Hills Corp.
	4.350%, 05/01/33		8,837	8,201,439
	6.000%, 01/15/35		770	799,265
	BNG Bank NV
	3.500%, 07/19/27	AUD	1,980	1,269,094
	3.300%, 07/17/28	AUD	1,500	944,880
	Boardwalk Pipelines LP
	3.600%, 09/01/32		150	132,591
	5.625%, 08/01/34		5,000	5,013,244
	Boeing Co.
	2.950%, 02/01/30		1,710	1,513,972
#	6.125%, 02/15/33		2,835	2,898,057
	3.600%, 05/01/34		1,825	1,535,012
	Booz Allen Hamilton, Inc.
	5.950%, 08/04/33		2,000	2,105,324
	Boston Properties LP
	5.750%, 01/15/35		400	396,176
	BP Capital Markets America, Inc.
	4.989%, 04/10/34		3,000	2,963,872
	3.060%, 06/17/41		5,400	3,997,123
	BPCE SA
#Ω	2.700%, 10/01/29		2,000	1,804,568
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		4,035	4,125,442
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,750	2,424,110

62

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	2.350%, 11/13/40		1,200	$820,224
	3.550%, 03/15/42		4,000	3,196,662
Brixmor Operating Partnership LP
#	2.500%, 08/16/31		1,833	1,550,543
Broadcom, Inc.
Ω	2.450%, 02/15/31		400	345,426
Ω	4.150%, 04/15/32		400	377,460
	4.300%, 11/15/32		2,800	2,663,331
Ω	3.419%, 04/15/33		600	528,643
Ω	3.137%, 11/15/35		4,900	4,026,129
Brookfield Finance, Inc.
	4.350%, 04/15/30		2,000	1,942,322
	2.724%, 04/15/31		4,000	3,494,939
	5.675%, 01/15/35		3,000	3,058,731
Brown & Brown, Inc.
	4.200%, 03/17/32		400	373,058
Brunswick Corp.
#	4.400%, 09/15/32		5,000	4,617,689
Camden Property Trust
	4.900%, 01/15/34		5,000	4,893,062
Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	2,150	2,386,257
	3.600%, 04/07/32		2,000	1,827,932
	6.092%, 10/03/33		8,000	8,516,188
Canadian Natural Resources Ltd.
	5.850%, 02/01/35		2,000	2,026,869
	6.250%, 03/15/38		9,800	10,187,449
Capital One Financial Corp.
	1.650%, 06/12/29	EUR	900	897,411
Cardinal Health, Inc.
	4.600%, 03/15/43		400	346,680
Carrier Global Corp.
	3.377%, 04/05/40		3,211	2,534,332
CBRE Services, Inc.
	5.950%, 08/15/34		787	823,476
CenterPoint Energy Resources Corp.
	5.400%, 07/01/34		8,000	8,097,429
	5.850%, 01/15/41		3,000	3,083,106
CF Industries, Inc.
	5.150%, 03/15/34		1,700	1,667,506
	4.950%, 06/01/43		4,000	3,594,352
Choice Hotels International, Inc.
	3.700%, 12/01/29		1,040	964,528
Cigna Group
	2.400%, 03/15/30		3,360	2,960,149
#	5.250%, 02/15/34		2,000	1,993,663
	4.800%, 08/15/38		2,800	2,592,781
	3.200%, 03/15/40		1,470	1,104,477
			Face Amount^	Value†
			(000)

	6.125%, 11/15/41		400	$420,034
	Citigroup, Inc.
	8.125%, 07/15/39		7,866	9,927,301
	5.875%, 01/30/42		4,000	4,200,930
	CNA Financial Corp.
	5.500%, 06/15/33		2,000	2,033,796
	5.125%, 02/15/34		2,400	2,375,682
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,750	2,735,232
	Comcast Corp.
	7.050%, 03/15/33		3,437	3,914,280
	4.200%, 08/15/34		675	630,865
	4.400%, 08/15/35		3,250	3,051,326
	3.900%, 03/01/38		3,800	3,279,579
	Commonwealth Bank of Australia
	5.000%, 01/13/28	AUD	5,250	3,476,170
	Conagra Brands, Inc.
	5.300%, 11/01/38		7,600	7,326,846
	ConocoPhillips
#	5.900%, 10/15/32		4,800	5,139,995
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,476,280
	5.500%, 12/01/39		1,400	1,414,497
	5.700%, 06/15/40		294	302,328
	3.950%, 03/01/43		500	413,421
	Constellation Energy Generation LLC
	5.800%, 03/01/33		400	415,887
	5.600%, 06/15/42		1,768	1,754,398
	Continental Resources, Inc.
Ω	2.875%, 04/01/32		13,000	10,767,445
	Cooperatieve Rabobank UA
	5.051%, 02/26/29	AUD	19,670	13,004,890
	Corebridge Financial, Inc.
	3.900%, 04/05/32		800	731,451
	4.350%, 04/05/42		8,000	6,796,576
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,521,544
Ω	4.700%, 12/15/42		1,000	823,129
	Credit Agricole SA
	5.411%, 01/18/29	AUD	900	597,875
	1.750%, 03/05/29	EUR	500	509,350
	Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,283,915
	CSX Corp.
	5.200%, 11/15/33		1,000	1,017,626
	4.750%, 05/30/42		968	897,063
	CVS Health Corp.
	4.780%, 03/25/38		8,800	7,853,571
	4.125%, 04/01/40		400	323,045

63

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	5.300%, 12/05/43		400	$362,361
	6.000%, 06/01/44		400	392,927
Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	857,692
Ω	5.375%, 06/25/34		5,000	5,040,416
Darden Restaurants, Inc.
	6.300%, 10/10/33		5,000	5,277,237
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,755,907
Devon Energy Corp.
	5.600%, 07/15/41		1,600	1,516,154
	4.750%, 05/15/42		8,400	7,139,444
Discover Financial Services
	6.700%, 11/29/32		2,179	2,344,248
Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	6,180,985
Dow Chemical Co.
	5.250%, 11/15/41		8,400	7,950,900
DSV Finance BV
	3.500%, 06/26/29	EUR	1,500	1,647,626
Duke Energy Carolinas LLC
	6.100%, 06/01/37		2,167	2,290,693
Duke Energy Corp.
	3.300%, 06/15/41		400	299,432
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	420,521
DXC Technology Co.
	2.375%, 09/15/28		5,000	4,455,748
Eagle Materials, Inc.
#	2.500%, 07/01/31		600	518,274
Eastman Chemical Co.
	4.800%, 09/01/42		3,305	2,939,899
eBay, Inc.
	4.000%, 07/15/42		1,000	815,705
Edison International
	6.950%, 11/15/29		5,000	5,405,931
Elevance Health, Inc.
	2.250%, 05/15/30		3,616	3,152,614
	5.950%, 12/15/34		1,200	1,263,931
	4.625%, 05/15/42		1,000	884,378
Enel Finance International NV
Ω	5.500%, 06/26/34		5,400	5,448,321
Energy Transfer LP
	6.050%, 06/01/41		5,000	5,016,963
	6.500%, 02/01/42		2,000	2,100,397
Eni SpA
Ω	5.500%, 05/15/34		5,800	5,831,945
			Face Amount^	Value†
			(000)

	Enterprise Products Operating LLC
#	6.875%, 03/01/33		2,035	$2,278,479
	6.650%, 10/15/34		1,500	1,657,680
	5.950%, 02/01/41		2,049	2,149,073
	5.700%, 02/15/42		1,270	1,290,284
	4.850%, 08/15/42		400	369,555
	4.450%, 02/15/43		1,400	1,225,683
	Equinix, Inc.
	3.900%, 04/15/32		400	373,056
	Equitable Holdings, Inc.
	5.594%, 01/11/33		2,980	3,035,249
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	1,889,924
	ERP Operating LP
	1.850%, 08/01/31		2,000	1,662,417
	4.650%, 09/15/34		5,400	5,186,262
	Estee Lauder Cos., Inc.
	2.600%, 04/15/30		145	130,294
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	3.350%, 05/21/29	AUD	8,600	5,326,645
	European Investment Bank
	3.300%, 02/03/28	AUD	1,931	1,228,690
	Eversource Energy
	5.125%, 05/15/33		400	394,624
	Exelon Corp.
	5.625%, 06/15/35		400	411,120
	Expedia Group, Inc.
	3.250%, 02/15/30		53	48,985
	Exxon Mobil Corp.
	4.227%, 03/19/40		5,000	4,470,691
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		1,500	1,467,445
	5.625%, 08/16/32		950	962,788
	FedEx Corp.
	4.900%, 01/15/34		3,588	3,564,407
	5.100%, 01/15/44		3,000	2,801,882
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	8,070,676
	2.450%, 03/15/31		1,000	853,530
	Fidelity National Information Services, Inc.
	5.100%, 07/15/32		3,500	3,531,139
	3.100%, 03/01/41		1,000	742,671
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,463,844

64

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Flex Ltd.
	4.875%, 06/15/29		2,389	$2,358,384
	4.875%, 05/12/30		2,500	2,446,911
Flowserve Corp.
	2.800%, 01/15/32		9,600	8,155,073
FMC Corp.
#	5.650%, 05/18/33		3,500	3,527,970
FMR LLC
Ω	4.950%, 02/01/33		8,555	8,451,464
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,621,563
	5.875%, 06/01/33		400	420,188
Fox Corp.
	5.476%, 01/25/39		9,600	9,276,729
Franklin Resources, Inc.
	1.600%, 10/30/30		1,100	910,815
GATX Corp.
	3.500%, 06/01/32		1,050	933,896
	5.450%, 09/15/33		500	504,200
General Dynamics Corp.
	4.250%, 04/01/40		3,000	2,692,578
General Motors Co.
	5.000%, 04/01/35		1,350	1,281,388
	5.150%, 04/01/38		990	926,701
General Motors Financial Co., Inc.
	5.850%, 04/06/30		8,000	8,204,141
Georgia-Pacific LLC
	7.750%, 11/15/29		4,760	5,404,894
Gilead Sciences, Inc.
	2.600%, 10/01/40		5,786	4,119,338
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	584,452
Glencore Funding LLC
Ω	2.850%, 04/27/31		5,600	4,886,039
#Ω	2.625%, 09/23/31		400	342,458
Ω	6.500%, 10/06/33		5,000	5,373,435
Goldman Sachs Group, Inc.
	0.875%, 05/09/29	EUR	2,750	2,686,946
#	6.125%, 02/15/33		6,200	6,737,059
	6.250%, 02/01/41		1,200	1,300,950
Halliburton Co.
	4.850%, 11/15/35		2,002	1,925,569
	6.700%, 09/15/38		5,400	5,959,599
	7.450%, 09/15/39		1,000	1,182,848
	4.500%, 11/15/41		140	123,244
HCA, Inc.
	5.500%, 06/01/33		5,000	5,022,122
			Face Amount^	Value†
			(000)

	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		350	$303,707
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		400	328,408
	Heineken NV
Ω	4.000%, 10/01/42		1,000	842,501
	Helmerich & Payne, Inc.
	2.900%, 09/29/31		3,600	3,018,042
	Hess Corp.
	5.600%, 02/15/41		3,000	3,010,648
	Highwoods Realty LP
	7.650%, 02/01/34		1,000	1,121,484
	Home Depot, Inc.
	5.875%, 12/16/36		2,000	2,145,042
	3.300%, 04/15/40		8,400	6,681,119
	Honeywell International, Inc.
	5.700%, 03/15/37		2,000	2,120,159
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	3,670	2,434,983
	Host Hotels & Resorts LP
	3.375%, 12/15/29		1,101	1,007,282
	5.700%, 07/01/34		6,200	6,212,243
	5.500%, 04/15/35		400	392,425
	HP, Inc.
	5.500%, 01/15/33		1,000	1,021,226
	6.000%, 09/15/41		2,000	2,061,481
	HSBC Holdings PLC
	4.950%, 03/31/30		3,556	3,558,428
#	6.100%, 01/14/42		1,200	1,320,398
	Humana, Inc.
	4.625%, 12/01/42		5,640	4,800,132
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	4.000%, 02/01/27	EUR	2,000	2,212,048
	IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,380,822
	5.250%, 02/05/44		4,000	3,861,795
	Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		10,000	10,089,005
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,456,140
	ING Groep NV
	4.550%, 10/02/28		206	203,615
	Intel Corp.
	4.600%, 03/25/40		4,200	3,603,078

65

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	2.800%, 08/12/41		3,000	$1,986,050
#	4.250%, 12/15/42		1,500	1,191,699
	5.625%, 02/10/43		3,050	2,911,062
Inter-American Development Bank
	3.100%, 02/22/28	AUD	2,000	1,262,815
Inter-American Investment Corp.
	2.300%, 02/17/27	AUD	1,500	931,090
Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	5,003,250
International Business Machines Corp.
	3.300%, 01/27/27		126	122,290
	3.500%, 05/15/29		29	27,575
	4.150%, 05/15/39		3,300	2,892,816
	2.850%, 05/15/40		6,000	4,393,118
International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		9,500	6,984,470
International Paper Co.
	6.000%, 11/15/41		9,000	9,451,091
Interpublic Group of Cos., Inc.
	3.375%, 03/01/41		5,000	3,739,399
Interstate Power & Light Co.
	2.300%, 06/01/30		2,228	1,947,263
	5.700%, 10/15/33		400	414,049
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		4,000	3,871,213
Ω	4.000%, 09/23/29		1,500	1,414,423
Ω	7.200%, 11/28/33		5,000	5,515,423
Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,004,918
ISS Global AS
	3.875%, 06/05/29	EUR	3,100	3,428,712
Jabil, Inc.
	3.600%, 01/15/30		3,995	3,694,128
	3.000%, 01/15/31		6,167	5,436,817
Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	2,027,177
Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,485,585
Janus Henderson U.S. Holdings, Inc.
Ω	5.450%, 09/10/34		417	404,509
Japan Government Five Year Bonds
	0.200%, 12/20/27	JPY	1,600,000	10,448,861
		Face Amount^	Value†
		(000)

Japan Government Ten Year Bonds
0.100%, 03/20/29	JPY	320,000	$2,066,205
0.100%, 06/20/29	JPY	480,000	3,094,285
Jefferies Financial Group, Inc.
4.000%, 04/16/29	EUR	430	474,608
2.625%, 10/15/31		7,900	6,686,838
6.200%, 04/14/34		3,000	3,123,580
Johnson & Johnson
# 1.300%, 09/01/30		2,825	2,381,363
# 4.375%, 12/05/33		4,334	4,308,677
4.950%, 06/01/34		15,000	15,338,133
3.550%, 03/01/36		5,000	4,466,690
3.400%, 01/15/38		2,000	1,703,383
2.100%, 09/01/40		11,000	7,564,146
JPMorgan Chase & Co.
5.500%, 10/15/40		8,700	8,898,162
Juniper Networks, Inc.
3.750%, 08/15/29		7,000	6,608,581
Kellanova
7.450%, 04/01/31		700	792,397
Kemper Corp.
3.800%, 02/23/32		1,327	1,184,717
Kimco Realty OP LLC
4.600%, 02/01/33		2,500	2,410,279
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		800	876,178
6.500%, 09/01/39		1,565	1,645,942
5.000%, 03/01/43		1,073	954,921
5.400%, 09/01/44		400	372,676
Kinder Morgan, Inc.
7.750%, 01/15/32		400	458,256
5.300%, 12/01/34		5,000	4,932,062
Kommunalbanken AS
3.000%, 12/09/26	AUD	1,000	638,061
4.350%, 01/18/28	AUD	8,300	5,431,969
Kraft Heinz Foods Co.
5.000%, 06/04/42		5,000	4,653,118
Kroger Co.
7.500%, 04/01/31		6,725	7,661,301
5.150%, 08/01/43		400	378,596
Kyndryl Holdings, Inc.
3.150%, 10/15/31		400	342,256
6.350%, 02/20/34		5,300	5,489,533
Landwirtschaftliche Rentenbank
4.000%, 01/19/28	AUD	2,360	1,532,584
Lazard Group LLC
4.500%, 09/19/28		7,000	6,855,344
Lear Corp.
3.500%, 05/30/30		3,595	3,294,955

66

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Legg Mason, Inc.
	5.625%, 01/15/44	4,280	$4,295,775
Leggett & Platt, Inc.
#	4.400%, 03/15/29	1,219	1,144,728
Liberty Utilities Co.
Ω	5.869%, 01/31/34	5,000	5,066,451
Lincoln National Corp.
	3.400%, 01/15/31	50	45,276
	3.400%, 03/01/32	4,555	4,038,062
	6.300%, 10/09/37	1,000	1,062,977
	7.000%, 06/15/40	400	448,099
Lockheed Martin Corp.
	4.070%, 12/15/42	1,500	1,287,562
Loews Corp.
	6.000%, 02/01/35	1,900	2,047,957
	4.125%, 05/15/43	3,000	2,573,205
LPL Holdings, Inc.
	6.000%, 05/20/34	1,700	1,734,323
LSEGA Financing PLC
Ω	2.500%, 04/06/31	1,500	1,293,164
Ω	3.200%, 04/06/41	4,700	3,550,122
LYB International Finance BV
	5.250%, 07/15/43	400	372,117
LYB International Finance III LLC
	3.375%, 10/01/40	9,500	7,170,239
Marathon Petroleum Corp.
	6.500%, 03/01/41	1,600	1,679,988
	4.750%, 09/15/44	400	341,370
Markel Group, Inc.
	3.350%, 09/17/29	7,000	6,492,275
Marriott International, Inc.
	2.750%, 10/15/33	3,000	2,484,183
Mars, Inc.
Ω	3.600%, 04/01/34	5,000	4,502,495
Ω	2.375%, 07/16/40	400	274,454
Marsh & McLennan Cos., Inc.
#	5.875%, 08/01/33	2,500	2,666,843
Merck & Co., Inc.
	2.350%, 06/24/40	3,000	2,087,256
MetLife, Inc.
#	6.500%, 12/15/32	300	332,635
	5.700%, 06/15/35	7,200	7,534,874
Micron Technology, Inc.
#	4.663%, 02/15/30	4,334	4,254,917
	5.875%, 02/09/33	400	413,691
	5.875%, 09/15/33	1,000	1,035,331
	3.366%, 11/01/41	3,200	2,390,887
Microsoft Corp.
#	3.500%, 02/12/35	8,000	7,347,513
	4.200%, 11/03/35	3,750	3,639,471
	3.450%, 08/08/36	4,500	3,984,659
		Face Amount^	Value†
		(000)

Mid-America Apartments LP
5.000%, 03/15/34		5,000	$4,954,537
Mississippi Power Co.
4.250%, 03/15/42		1,200	1,021,586
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	7,526,078
3.751%, 07/18/39		3,200	2,750,291
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,687,003
Mosaic Co.
5.625%, 11/15/43		400	385,771
Motability Operations Group PLC
3.625%, 07/24/29	EUR	5,000	5,522,291
Motorola Solutions, Inc.
4.600%, 05/23/29		5,394	5,345,834
5.600%, 06/01/32		1,511	1,559,405
MPLX LP
4.500%, 04/15/38		5,610	4,968,931
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	9,550	6,326,460
4.400%, 05/12/28	AUD	6,210	4,039,843
5.400%, 11/16/28	AUD	800	537,915
4.850%, 03/22/29	AUD	3,000	1,977,123
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,863,043
NatWest Markets PLC
5.899%, 08/23/28	AUD	7,500	5,043,448
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	7,300	4,681,720
3.450%, 07/17/28	AUD	10,000	6,337,437
NetApp, Inc.
2.700%, 06/22/30		3,600	3,193,684
New South Wales Treasury Corp.
3.000%, 04/20/29	AUD	5,000	3,101,033
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	2,000	1,317,463
Newmont Corp.
5.875%, 04/01/35		5,000	5,276,473
4.875%, 03/15/42		3,000	2,815,650
NextEra Energy Capital Holdings, Inc.
5.250%, 03/15/34		8,000	8,034,474
NiSource, Inc.
5.950%, 06/15/41		525	539,783

67

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Nomura Holdings, Inc.
	3.103%, 01/16/30		7,625	$6,908,171
	2.679%, 07/16/30		2,000	1,750,620
	2.999%, 01/22/32		400	344,081
	Nordic Investment Bank
	4.100%, 06/08/28	AUD	2,000	1,295,193
	Norfina Ltd.
	4.800%, 12/14/27	AUD	5,000	3,278,292
	Northern Star Resources Ltd.
Ω	6.125%, 04/11/33		5,000	5,185,696
	NOV, Inc.
	3.950%, 12/01/42		3,359	2,548,212
	Nucor Corp.
	3.125%, 04/01/32		180	159,886
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,351,831
	Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	1,500	1,663,259
	ONEOK, Inc.
	6.350%, 01/15/31		3,700	3,932,933
	OP Corporate Bank PLC
	0.375%, 12/08/28	EUR	1,500	1,452,073
	Oracle Corp.
	3.250%, 05/15/30		2,966	2,735,897
	3.800%, 11/15/37		400	339,513
	3.600%, 04/01/40		9,000	7,168,106
	4.500%, 07/08/44		800	686,343
	ORIX Corp.
	3.780%, 05/29/29	EUR	4,500	4,960,368
	4.000%, 04/13/32		2,500	2,322,910
	Ovintiv, Inc.
	6.250%, 07/15/33		7,000	7,219,168
	6.500%, 08/15/34		3,000	3,150,680
	6.625%, 08/15/37		1,000	1,042,050
	6.500%, 02/01/38		1,000	1,031,817
	Owens Corning
	3.875%, 06/01/30		4,900	4,627,475
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,821,874
	Penske Truck Leasing Co. LP/PTL Finance Corp.
#	5.550%, 05/01/28		5,000	5,095,575
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43		1,000	970,445
	Pfizer, Inc.
	2.550%, 05/28/40		4,000	2,856,162
	5.600%, 09/15/40		400	410,654
	Philip Morris International, Inc.
	2.100%, 05/01/30		3,800	3,300,824
#	5.625%, 09/07/33		3,000	3,093,219
	6.375%, 05/16/38		1,000	1,097,357
		Face Amount^	Value†
		(000)

4.375%, 11/15/41		2,335	$2,034,984
3.875%, 08/21/42		5,000	4,056,668
4.125%, 03/04/43		400	334,161
4.875%, 11/15/43		400	369,373
Phillips 66
2.150%, 12/15/30		2,200	1,881,310
# 4.650%, 11/15/34		3,000	2,837,729
5.875%, 05/01/42		2,380	2,421,985
Phillips 66 Co.
5.300%, 06/30/33		5,000	5,007,944
Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	1,218,898
4.700%, 06/15/44		5,000	4,255,484
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	142,501
PPG Industries, Inc.
2.800%, 08/15/29		5,000	4,573,881
2.550%, 06/15/30		2,695	2,390,632
Primerica, Inc.
2.800%, 11/19/31		5,950	5,069,777
Progress Energy, Inc.
6.000%, 12/01/39		5,010	5,188,921
Progressive Corp.
6.250%, 12/01/32		900	985,031
Prologis LP
4.625%, 01/15/33		2,600	2,545,203
Prudential Financial, Inc.
5.750%, 07/15/33		3,625	3,858,493
3.000%, 03/10/40		600	454,979
Prudential Funding Asia PLC
3.125%, 04/14/30		3,600	3,324,691
3.625%, 03/24/32		2,750	2,513,719
Public Storage Operating Co.
5.100%, 08/01/33		3,600	3,622,070
PulteGroup, Inc.
6.375%, 05/15/33		1,100	1,177,175
PVH Corp.
4.125%, 07/16/29	EUR	2,900	3,194,663
Quanta Services, Inc.
3.050%, 10/01/41		1,100	799,270
Rayonier LP
# 2.750%, 05/17/31		3,500	3,004,921
Realty Income Corp.
5.625%, 10/13/32		2,600	2,696,520
2.850%, 12/15/32		2,067	1,760,869
1.800%, 03/15/33		4,600	3,571,613
Reckitt Benckiser Treasury Services PLC
3.625%, 06/20/29	EUR	250	277,461

68

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,200	$1,091,494
	Revvity, Inc.
	3.300%, 09/15/29		1,500	1,387,349
	Reynolds American, Inc.
	5.700%, 08/15/35		1,000	1,009,401
	6.150%, 09/15/43		400	399,762
	Rio Tinto Alcan, Inc.
	6.125%, 12/15/33		5,000	5,404,663
	Rogers Communications, Inc.
	5.450%, 10/01/43		8,000	7,691,257
	Royal Bank of Canada
	3.875%, 05/04/32		2,000	1,873,750
	5.000%, 02/01/33		6,000	6,009,665
	Royalty Pharma PLC
	2.200%, 09/02/30		400	341,655
	3.300%, 09/02/40		9,250	6,846,704
	RTX Corp.
	4.875%, 10/15/40		4,000	3,774,019
	Salesforce, Inc.
	2.700%, 07/15/41		4,000	2,892,338
	Schlumberger Investment SA
	5.000%, 06/01/34		3,000	2,980,091
	SELP Finance SARL
	0.875%, 05/27/29	EUR	4,500	4,340,775
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	82,284
Ω	2.875%, 03/11/41		10,000	7,439,948
	Simon Property Group LP
	2.650%, 07/15/30		3,800	3,391,722
	2.250%, 01/15/32		3,967	3,334,395
	Skandinaviska Enskilda Banken AB
	3.750%, 02/07/28	EUR	800	886,111
	Societe Generale SA
Ω	3.000%, 01/22/30		5,400	4,817,425
	Southern Co.
	5.200%, 06/15/33		400	401,647
	Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	1,977,138
	Southwest Gas Corp.
	2.200%, 06/15/30		5,700	4,901,031
	SSE PLC
	2.875%, 08/01/29	EUR	200	215,465
	Stanley Black & Decker, Inc.
	3.000%, 05/15/32		6,500	5,684,848
	5.200%, 09/01/40		3,000	2,908,700
			Face Amount^	Value†
			(000)

	Steel Dynamics, Inc.
	3.250%, 01/15/31		6,080	$5,541,975
	Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		9,099	7,497,855
	Sumitomo Mitsui Financial Group, Inc.
	2.222%, 09/17/31		6,227	5,228,139
	5.766%, 01/13/33		2,000	2,086,752
	Sumitomo Mitsui Trust Bank Ltd.
Ω	5.350%, 03/07/34		5,300	5,400,980
	Sun Communities Operating LP
	4.200%, 04/15/32		5,000	4,606,185
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,925,122
	6.850%, 06/01/39		1,500	1,647,917
	Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	17,500	11,536,213
	Swedbank AB
	4.250%, 07/11/28	EUR	1,919	2,169,696
	Tanger Properties LP
	2.750%, 09/01/31		6,000	5,049,153
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,757,728
	Telefonica Europe BV
	8.250%, 09/15/30		6,875	7,912,003
	Telstra Group Ltd.
	4.900%, 03/08/28	AUD	9,170	6,043,648
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,450	1,282,903
	3.000%, 02/15/41		8,500	6,244,440
	Toronto-Dominion Bank
	3.200%, 03/10/32		5,000	4,428,987
	4.456%, 06/08/32		4,909	4,713,493
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		7,145	6,753,803
	Travelers Cos., Inc.
	5.350%, 11/01/40		3,300	3,313,161
	4.600%, 08/01/43		2,000	1,815,765
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		1,000	858,039
	Tyson Foods, Inc.
	5.700%, 03/15/34		2,000	2,038,535
	Union Pacific Corp.
	3.600%, 09/15/37		2,000	1,715,455
	3.375%, 02/14/42		250	196,253
	United Parcel Service, Inc.
	6.200%, 01/15/38		1,075	1,178,810
	5.200%, 04/01/40		5,260	5,231,989

69

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

4.875%, 11/15/40		907	$866,787
UnitedHealth Group, Inc.
2.750%, 05/15/40		400	290,258
3.050%, 05/15/41		5,200	3,894,504
4.250%, 03/15/43		1,550	1,360,427
Unum Group
5.750%, 08/15/42		2,000	1,985,013
Valero Energy Corp.
7.500%, 04/15/32		4,400	4,982,100
6.625%, 06/15/37		2,300	2,477,415
Ventas Realty LP
3.000%, 01/15/30		3,400	3,082,234
5.700%, 09/30/43		4,000	3,959,185
Verizon Communications, Inc.
2.350%, 03/23/28	AUD	5,070	3,056,762
4.812%, 03/15/39		10,500	9,836,687
Viatris, Inc.
3.850%, 06/22/40		12,150	9,112,395
Virginia Electric & Power Co.
5.300%, 08/15/33		5,000	5,063,769
8.875%, 11/15/38		1,138	1,505,699
4.000%, 01/15/43		2,800	2,311,520
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	8,389,802
Volkswagen Group of America Finance LLC
5.600%, 03/22/34		1,800	1,788,019
Voya Financial, Inc.
5.700%, 07/15/43		1,200	1,172,796
Walt Disney Co.
# 6.200%, 12/15/34		2,200	2,417,506
3.500%, 05/13/40		6,400	5,185,571
Welltower OP LLC
3.100%, 01/15/30		1,200	1,103,324
2.750%, 01/15/31		7,300	6,460,642
2.750%, 01/15/32		400	345,103
Western Union Co.
2.750%, 03/15/31		5,000	4,271,365
Westlake Corp.
3.375%, 06/15/30		1,016	937,056
2.875%, 08/15/41		800	555,193
Westpac Banking Corp.
5.100%, 05/14/29	AUD	22,000	14,623,850
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,444,934
	Face Amount^	Value†
	(000)

7.950%, 02/15/31	3,112	$3,563,375
Whirlpool Corp.
5.750%, 03/01/34	12,000	11,954,429
Williams Cos., Inc.
5.650%, 03/15/33	400	409,834
6.300%, 04/15/40	1,000	1,054,323
5.400%, 03/04/44	7,000	6,653,099
Willis North America, Inc.
5.350%, 05/15/33	3,000	3,012,851
Wisconsin Power & Light Co.
5.375%, 03/30/34	2,200	2,228,483
WP Carey, Inc.
2.250%, 04/01/33	5,000	3,979,268
WRKCo, Inc.
4.200%, 06/01/32	1,600	1,513,256
TOTAL BONDS		1,749,676,056
U.S. TREASURY OBLIGATIONS — (3.1%)
U.S. Treasury Notes
0.375%, 04/30/25	3,000	2,940,516
0.250%, 05/31/25	11,750	11,468,643
0.250%, 07/31/25	3,750	3,637,090
0.250%, 08/31/25	11,000	10,630,469
2.250%, 11/15/25	5,000	4,895,078
0.375%, 11/30/25	4,500	4,313,812
2.625%, 01/31/26	5,000	4,901,758
1.875%, 07/31/26	8,600	8,266,750
1.500%, 08/15/26	2,500	2,386,035
0.875%, 11/15/30	5,000	4,127,148
TOTAL U.S. TREASURY OBLIGATIONS		57,567,299
TOTAL INVESTMENT SECURITIES (Cost $1,881,034,188)		1,812,810,568

		Shares
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	2,599,207	30,062,424
TOTAL INVESTMENTS — (100.0%)
(Cost $1,911,095,365)			$1,842,872,992

70

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
As of October 31, 2024, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	25,861,137	USD	28,106,401	Bank of America Corp.	11/04/24	$24,048
USD	28,692,621	EUR	25,861,137	UBS AG	11/04/24	562,173
USD	16,279,970	JPY	2,378,627,497	State Street Bank and Trust	11/05/24	624,925
JPY	2,378,627,497	USD	15,573,049	UBS AG	11/05/24	81,996
USD	85,866,486	AUD	127,808,872	Societe Generale	11/13/24	1,746,573
AUD	17,403,536	USD	11,424,714	UBS AG	11/13/24	29,764
USD	5,410,663	AUD	8,069,872	Bank of America Corp.	11/15/24	99,212
USD	82,253,937	AUD	122,804,810	Citibank, N.A.	11/15/24	1,425,915
AUD	9,441,823	USD	6,203,725	Citibank, N.A.	11/15/24	10,721
USD	23,689,965	GBP	18,204,286	Royal Bank of Canada	11/15/24	216,797
Total Appreciation						$4,822,124
AUD	12,721,417	USD	8,407,069	Societe Generale	11/15/24	$(34,051)
USD	28,005,349	EUR	25,700,542	Bank of America Corp.	01/03/25	(23,415)
USD	15,660,423	JPY	2,371,767,889	UBS AG	01/06/25	(82,143)
USD	30,902,569	EUR	28,448,986	HSBC Bank	01/27/25	(156,104)
Total (Depreciation)						$(295,713)
Total Appreciation (Depreciation)						$4,526,411
As of October 31, 2024, the value of Rule 144A securities amounted to $181,060,743 or 9.8% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,567,213	—	$5,567,213
Bonds	—	1,749,676,056	—	1,749,676,056
U.S. Treasury Obligations	—	57,567,299	—	57,567,299
Securities Lending Collateral	—	30,062,424	—	30,062,424
Total Investments in Securities	—	$1,842,872,992	—	$1,842,872,992
Financial Instruments
Assets
Forward Currency Contracts**	—	4,822,124	—	4,822,124
Liabilities
Forward Currency Contracts**	—	(295,713)	—	(295,713)
Total Financial Instruments	—	$4,526,411	—	$4,526,411
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
71

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount	Value†
			(000)
BONDS — (88.2%)
AUSTRALIA — (2.2%)
APA Infrastructure Ltd.
	4.250%, 11/26/24	GBP	2,000	$2,577,375
Glencore Finance Europe Ltd.
	1.750%, 03/17/25	EUR	1,000	1,081,206
Glencore Funding LLC
Ω	1.625%, 09/01/25		1,175	1,143,517
Ω	1.625%, 04/27/26		700	668,349
(r)Ω	SOFR + 1.060%, FRN, 5.906%, 04/04/27		29	29,207
Macquarie Bank Ltd.
(r)Ω	SOFR + 0.920%, FRN, 5.777%, 07/02/27		3,000	3,019,955
(r)	SOFR + 0.920%, FRN, 5.777%, 07/02/27		3,000	3,019,955
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	515,864
Telstra Corp. Ltd.
Ω	3.125%, 04/07/25		50	49,588
Toyota Finance Australia Ltd.
	0.064%, 01/13/25	EUR	4,300	4,648,559
TOTAL AUSTRALIA				16,753,575
BELGIUM — (0.9%)
Belfius Bank SA
	0.375%, 09/02/25	EUR	1,800	1,918,385
	0.375%, 02/13/26	EUR	5,000	5,267,097
TOTAL BELGIUM				7,185,482
CANADA — (4.7%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	1,000	1,065,697
Bank of Montreal
	1.500%, 01/10/25		2,000	1,987,198
(r)	SOFR + 0.620%, FRN, 5.515%, 09/15/26		170	169,758
(r)	SOFR + 0.760%, FRN, 5.727%, 06/04/27		6,500	6,502,695
Bank of Nova Scotia
	1.450%, 01/10/25		665	660,374
			Face Amount	Value†
			(000)
CANADA — (Continued)
(r)	3M Euribor + 0.400%, FRN, 3.872%, 06/17/26	EUR	2,000	$2,179,346
Bell Telephone Co. of Canada or Bell Canada
	2.750%, 01/29/25	CAD	400	286,439
	3.350%, 03/12/25	CAD	4,500	3,225,353
	Brookfield Corp.
	4.000%, 01/15/25		2,100	2,095,041
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		6,766	6,414,499
(r)	3M Euribor + 0.700%, FRN, 3.759%, 01/29/27	EUR	1,500	1,641,242
	Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,200	1,196,134
	Element Fleet Management Corp.
Ω	3.850%, 06/15/25		2,500	2,482,162
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,130,369
	Enbridge, Inc.
	2.500%, 01/15/25		3,100	3,083,442
	Methanex Corp.
	4.250%, 12/01/24		300	299,178
	Royal Bank of Canada, SOFR + 0.440%, FRN
(r)	5.282%, 01/21/25		180	180,114
	TOTAL CANADA			35,599,041
DENMARK — (1.4%)
	Danske Bank AS
	0.625%, 05/26/25	EUR	2,500	2,681,477
	ISS Finance BV
	1.250%, 07/07/25	EUR	2,800	3,007,123
	Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	5,000	5,270,105
	TOTAL DENMARK			10,958,705
FRANCE — (5.5%)
Banque Federative du Credit Mutuel SA
	0.010%, 03/07/25	EUR	1,000	1,076,263
	1.000%, 05/23/25	EUR	2,000	2,150,814
(r)	SOFR + 1.400%, FRN, 6.243%, 07/13/26		500	506,012

72

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
FRANCE — (Continued)
(r)Ω	SOFR + 1.130%, FRN, 5.971%, 01/23/27		750	$756,578
(r)	3M Euribor + 0.640%, FRN, 4.098%, 03/05/27	EUR	3,000	3,281,198
Banque Stellantis France SACA
	0.000%, 01/22/25	EUR	2,400	2,592,660
BNP Paribas SA
Ω	3.375%, 01/09/25		3,200	3,189,106
	1.250%, 03/19/25	EUR	1,800	1,943,390
BPCE SA
Ω	2.375%, 01/14/25		2,300	2,287,903
	0.625%, 04/28/25	EUR	2,600	2,795,985
Ω	1.000%, 01/20/26		3,000	2,867,720
	1.375%, 03/23/26	EUR	1,000	1,064,100
Credit Agricole SA
	1.375%, 03/13/25	EUR	2,000	2,162,938
(r)Ω	SOFR + 0.870%, FRN, 5.782%, 03/11/27		3,300	3,314,751
Holding d'Infrastructures de Transport SASU
	2.500%, 05/04/27	EUR	5,400	5,780,631
Societe Generale SA
#Ω	1.375%, 07/08/25		3,600	3,516,574
Ω	4.000%, 01/12/27		2,000	1,949,492
Vinci SA, 3M Euribor + 0.250%, FRN
(r)	3.807%, 05/13/26	EUR	1,000	1,087,859
TOTAL FRANCE				42,323,974
GERMANY — (6.0%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,771,986
BMW U.S. Capital LLC, SOFR + 0.550%, FRN
(r)Ω	5.400%, 04/02/26		6,500	6,501,919
Commerzbank AG
	1.750%, 01/22/25	GBP	600	767,432
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,463,500
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,700	5,069,301
Deutsche Bank AG
	2.625%, 12/16/24	GBP	1,000	1,284,798
	4.100%, 01/13/26		1,000	988,995
	1.625%, 01/20/27	EUR	2,500	2,625,284
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	Fresenius Medical Care AG
	3.875%, 09/20/27	EUR	1,500	$1,667,635
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	3,061,069
	Fresenius SE & Co. KGaA
	1.875%, 05/24/25	EUR	2,707	2,926,283
Mercedes-Benz International Finance BV
	1.625%, 11/11/24	GBP	2,000	2,577,158
(r)	3M Euribor + 0.480%, FRN, 4.029%, 08/19/27	EUR	4,000	4,355,472
	Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	5,095,208
	VW Credit Canada, Inc.
	2.050%, 12/10/24	CAD	1,350	967,557
	ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		500	496,169
	TOTAL GERMANY			45,619,766
IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,450	5,498,380
	1.750%, 01/30/26		500	480,777
	TOTAL IRELAND			5,979,157
ITALY — (1.7%)
Intesa Sanpaolo SpA
(r)	3M Euribor + 0.800%, FRN, 4.342%, 11/16/25	EUR	1,255	1,372,675
	0.625%, 02/24/26	EUR	3,800	4,005,313
	Snam SpA
	0.000%, 08/15/25	EUR	5,000	5,317,552
	UniCredit SpA
	0.325%, 01/19/26	EUR	1,750	1,847,040
	TOTAL ITALY			12,542,580
JAPAN — (3.9%)
	Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,454,584
	JT International Financial Services BV
	1.125%, 09/28/25	EUR	1,000	1,069,754

73

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26		4,000	$3,959,368
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	2,943,259
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,470,830
	1.653%, 07/14/26		700	662,386
NTT Finance Corp.
	0.010%, 03/03/25	EUR	580	624,495
Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	1,522	1,619,616
(r)	SOFR + 1.170%, FRN, 6.023%, 07/09/29		4,800	4,846,800
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	5.914%, 09/10/27		2,050	2,067,692
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	2,900	3,114,066
Toyota Motor Finance Netherlands BV, 3M Euribor + 0.680%, FRN
(r)	4.249%, 02/09/27	EUR	200	218,572
TOTAL JAPAN				30,051,422
LUXEMBOURG — (0.3%)
ArcelorMittal SA
	6.125%, 06/01/25		500	502,071
	4.875%, 09/26/26	EUR	1,798	2,010,880
TOTAL LUXEMBOURG				2,512,951
NETHERLANDS — (1.8%)
ABN AMRO Bank NV
	2.375%, 06/01/27	EUR	1,000	1,073,261
Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	1,059,055
ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,088,133
Koninklijke Philips NV
	0.500%, 05/22/26	EUR	4,550	4,769,480
LeasePlan Corp. NV
	2.125%, 05/06/25	EUR	700	757,270
TOTAL NETHERLANDS				13,747,199
		Face Amount	Value†
		(000)
SPAIN — (1.7%)
Banco Bilbao Vizcaya Argentaria SA
1.375%, 05/14/25	EUR	400	$431,282
1.750%, 11/26/25	EUR	3,000	3,226,577
Banco Santander SA
1.849%, 03/25/26		2,000	1,916,983
CaixaBank SA
0.375%, 02/03/25	EUR	4,000	4,319,324
Naturgy Finance Iberia SA
0.875%, 05/15/25	EUR	1,500	1,614,819
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	1,000	1,291,288
TOTAL SPAIN			12,800,273
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.2%)
Asian Development Bank
(r) SOFR + 1.000%, FRN, 5.850%, 04/06/27		8,800	8,953,791
SWEDEN — (0.9%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	3,500	3,769,792
Swedbank AB
0.750%, 05/05/25	EUR	2,000	2,150,503
3.750%, 11/14/25	EUR	1,000	1,098,378
TOTAL SWEDEN			7,018,673
SWITZERLAND — (1.2%)
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	5,750	6,209,529
UBS Group AG
4.125%, 09/24/25		2,000	1,990,939
4.125%, 04/15/26		1,000	989,279
TOTAL SWITZERLAND			9,189,747
UNITED KINGDOM — (4.6%)
Barclays PLC
3.650%, 03/16/25		1,650	1,641,449
4.375%, 01/12/26		2,160	2,146,705
BAT International Finance PLC
2.750%, 03/25/25	EUR	900	977,584
1.668%, 03/25/26		2,616	2,504,518
British Telecommunications PLC
0.500%, 09/12/25	EUR	1,000	1,063,317
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26	EUR	2,000	2,098,526
Diageo Finance PLC
1.000%, 04/22/25	EUR	2,500	2,693,826

74

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED KINGDOM — (Continued)
Lseg Netherlands BV
	0.000%, 04/06/25	EUR	325	$348,838
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	3,552	3,831,178
Nationwide Building Society
	1.250%, 03/03/25	EUR	2,000	2,161,587
Ω	3.900%, 07/21/25		1,800	1,791,153
#Ω	1.000%, 08/28/25		2,600	2,526,212
Ω	1.500%, 10/13/26		1,500	1,414,014
NatWest Group PLC
	4.800%, 04/05/26		2,367	2,366,492
NatWest Markets PLC, SOFR + 0.900%, FRN
(r)Ω	5.957%, 05/17/27		3,500	3,507,797
Reynolds American, Inc.
	4.450%, 06/12/25		930	926,694
Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	1,266,894
Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	1,982,770
TOTAL UNITED KINGDOM				35,249,554
UNITED STATES — (49.4%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,539,573
AbbVie, Inc.
	2.600%, 11/21/24		40	39,947
AES Corp.
Ω	3.300%, 07/15/25		1,500	1,479,252
Aetna, Inc.
	3.500%, 11/15/24		412	411,692
Aircastle Ltd.
Ω	5.250%, 08/11/25		50	49,963
Altria Group, Inc.
	2.200%, 06/15/27	EUR	2,000	2,133,565
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,783,647
American Electric Power Co., Inc.
	1.000%, 11/01/25		678	653,275
American Express Co., SOFR + 0.650%, FRN
(r)	5.790%, 11/04/26		426	426,323
American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	5.554%, 01/09/26		1,700	1,703,816
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	4,400	$4,744,901
American Tower Corp.
1.600%, 04/15/26		3,250	3,104,097
1.950%, 05/22/26	EUR	500	535,218
Amgen, Inc.
1.900%, 02/21/25		350	346,773
ARES Capital Corp.
3.250%, 07/15/25		2,500	2,465,816
3.875%, 01/15/26		1,000	983,198
AT&T, Inc.
(r) 3M Euribor + 0.400%, FRN, 3.849%, 03/06/25	EUR	2,000	2,178,328
4.000%, 11/25/25	CAD	2,000	1,438,561
Becton Dickinson & Co.
0.034%, 08/13/25	EUR	4,250	4,526,114
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,934,318
5.950%, 06/01/26		1,926	1,947,597
Boeing Co.
2.600%, 10/30/25		1,827	1,783,308
3.100%, 05/01/26		3,840	3,707,693
2.250%, 06/15/26		153	145,805
Boston Properties LP
3.200%, 01/15/25		87	86,646
BP Capital Markets PLC
2.030%, 02/14/25	GBP	500	639,295
Brixmor Operating Partnership LP
3.850%, 02/01/25		6,442	6,417,568
Campbell Soup Co.
3.950%, 03/15/25		1,000	995,723
3.300%, 03/19/25		1,323	1,313,933
Capital One Financial Corp.
3.200%, 02/05/25		1,000	995,043
Carrier Global Corp.
2.242%, 02/15/25		79	78,384
Caterpillar Financial Services Corp.
(r) SOFR + 0.450%, FRN, 5.523%, 11/14/24		2,000	2,000,223
(r) SOFR + 0.455%, FRN, 5.553%, 08/11/25		5,250	5,259,638
(r) SOFR + 0.520%, FRN, 5.593%, 05/14/27		1,274	1,276,126

75

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	$6,390,805
	Charles Schwab Corp., SOFR + 1.050%, FRN
(r)	6.025%, 03/03/27		5,324	5,367,928
	Citibank NA, SOFR + 1.060%, FRN
(r)	6.027%, 12/04/26		1,200	1,216,032
	CNH Industrial Capital LLC
	3.950%, 05/23/25		1,700	1,690,749
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,500	5,499,158
	Constellation Energy Generation LLC
	3.250%, 06/01/25		3,500	3,464,073
	COPT Defense Properties LP
	2.250%, 03/15/26		1,200	1,154,173
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		380	378,642
	DCP Midstream Operating LP
	5.375%, 07/15/25		1,272	1,273,168
	Digital Stout Holding LLC
	4.250%, 01/17/25	GBP	2,000	2,572,493
	Discover Bank
	3.450%, 07/27/26		2,000	1,949,020
Discover Financial Services
	3.750%, 03/04/25		1,200	1,193,936
	4.500%, 01/30/26		2,500	2,486,377
	4.100%, 02/09/27		1,000	983,183
	Dominion Energy, Inc.
	3.300%, 03/15/25		600	595,634
	DPL, Inc.
	4.125%, 07/01/25		2,000	1,982,668
	DTE Energy Co.
	1.050%, 06/01/25		2,300	2,250,609
	DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,492,043
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,000	2,137,128
	1.800%, 09/15/26		3,000	2,821,185
	Eastman Chemical Co.
	3.800%, 03/15/25		98	97,531
Edison International
	3.550%, 11/15/24		600	599,478
	4.950%, 04/15/25		5,500	5,496,794
	Energy Transfer LP
	4.050%, 03/15/25		1,500	1,493,865
	EPR Properties
	4.750%, 12/15/26		2,000	1,982,420
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Equinix, Inc.
	2.625%, 11/18/24		300	$299,614
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		5,164	5,161,359
Expedia Group, Inc.
	5.000%, 02/15/26		1,166	1,168,049
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,546	1,545,176
Flex Ltd.
	4.750%, 06/15/25		650	647,959
	3.750%, 02/01/26		5,000	4,919,168
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,982,396
	4.389%, 01/08/26		1,000	987,725
	6.950%, 03/06/26		1,000	1,019,667
Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	1,999,410
General Electric Co., TSFR3M + 0.642%, FRN
(r)	5.884%, 05/05/26		5,400	5,408,511
General Motors Co.
	6.125%, 10/01/25		1,300	1,311,964
General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,449,211
	1.250%, 01/08/26		300	287,465
	0.850%, 02/26/26	EUR	750	791,593
	5.250%, 03/01/26		1,473	1,477,190
Global Payments, Inc.
	1.500%, 11/15/24		540	539,215
	1.200%, 03/01/26		1,600	1,526,307
Goldman Sachs Group, Inc.
	3.500%, 01/23/25		4,200	4,186,236
	3.375%, 03/27/25	EUR	3,500	3,810,273
	4.250%, 01/29/26	GBP	700	894,107
Hanesbrands, Inc.
Ω	4.875%, 05/15/26		2,500	2,469,710
Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	1,086,651
HCA, Inc.
	5.375%, 02/01/25		6,350	6,350,292
Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,882,211
Hewlett Packard Enterprise Co.
	1.750%, 04/01/26		1,464	1,402,317
HP, Inc.
	2.200%, 06/17/25		2,000	1,965,890

76

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	$1,795,503
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	1,000	1,058,381
Interstate Power & Light Co.
3.250%, 12/01/24		5,450	5,441,341
J.M. Smucker Co.
3.500%, 03/15/25		1,000	994,058
Jabil, Inc.
1.700%, 04/15/26		5,825	5,555,286
Jefferies Financial Group, Inc.
4.850%, 01/15/27		2,000	1,998,926
John Deere Capital Corp.
(r) SOFR + 0.440%, FRN, 5.415%, 03/06/26		2,100	2,102,247
(r) SOFR + 0.680%, FRN, 5.524%, 07/15/27		4,375	4,400,725
Johnson Controls International PLC
1.375%, 02/25/25	EUR	2,000	2,161,577
Kellanova
1.250%, 03/10/25	EUR	4,395	4,746,957
Kemper Corp.
4.350%, 02/15/25		722	719,115
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 5.775%, 03/15/27		1,500	1,511,851
KeyCorp, SOFR + 1.250%, FRN
(r) 6.271%, 05/23/25		2,090	2,096,257
Kilroy Realty LP
3.450%, 12/15/24		2,000	1,994,991
Laboratory Corp. of America Holdings
1.550%, 06/01/26		1,914	1,825,484
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,953,764
Lennar Corp.
4.750%, 05/30/25		1,200	1,198,194
Lincoln National Corp.
# 3.350%, 03/09/25		1,000	992,726
LYB International Finance III LLC
1.250%, 10/01/25		316	306,188
ManpowerGroup, Inc.
1.750%, 06/22/26	EUR	130	138,766
Marathon Petroleum Corp.
4.700%, 05/01/25		1,900	1,897,576
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Marriott International, Inc.
	3.750%, 03/15/25		5,000	$4,976,565
McKesson Corp.
	1.500%, 11/17/25	EUR	2,000	2,146,387
Micron Technology, Inc.
	4.975%, 02/06/26		1,500	1,504,623
MPLX LP
	4.875%, 12/01/24		1,550	1,549,336
National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,750	2,900,352
National Rural Utilities Cooperative Finance Corp., SOFR + 0.700%, FRN
(r)	5.813%, 05/07/25		232	232,570
Netflix, Inc.
	5.875%, 02/15/25		3,000	3,008,490
Newell Brands, Inc.
	4.875%, 06/01/25		2,000	1,996,361
NextEra Energy Capital Holdings, Inc., SOFR + 0.760%, FRN
(r)	5.601%, 01/29/26		1,290	1,294,246
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		1,000	964,033
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		1,500	1,426,271
	1.850%, 09/16/26		250	232,699
Northrop Grumman Corp.
	2.930%, 01/15/25		1,400	1,393,641
Nuveen Finance LLC
Ω	4.125%, 11/01/24		5,600	5,600,000
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		500	500,000
Oracle Corp.
	2.950%, 05/15/25		5,000	4,947,558
Parker-Hannifin Corp.
	1.125%, 03/01/25	EUR	2,000	2,160,393
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	567,574
Ω	1.700%, 06/15/26		5,150	4,892,965
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		1,066	1,064,064
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	1,118	1,215,727
	3.250%, 11/10/24		34	33,975

77

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	2.750%, 03/19/25	EUR	2,000	$2,171,083
	Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		1,500	1,500,000
	PNC Financial Services Group, Inc.
	2.200%, 11/01/24		108	108,000
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	4,000	4,321,291
	Prologis International Funding II SA
	1.876%, 04/17/25	EUR	1,000	1,081,142
	Prologis LP
	3.000%, 06/02/26	EUR	2,100	2,283,788
	Public Storage Operating Co., SOFR + 0.600%, FRN
(r)	5.440%, 07/25/25		4,111	4,121,771
	Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	6,411,111
	Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,865,373
	Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,898,145
	Seagate HDD Cayman
	4.750%, 01/01/25		1,500	1,494,630
	Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	2,491,978
	Sempra
	3.300%, 04/01/25		1,477	1,466,833
	Simon Property Group LP
	3.500%, 09/01/25		2,000	1,980,519
	SLM Corp.
	3.125%, 11/02/26		3,000	2,844,861
	Southwest Airlines Co.
	5.250%, 05/04/25		3,500	3,502,971
	State Street Corp., SOFR + 0.640%, FRN
(r)	5.509%, 10/22/27		180	180,659
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	98,432
	Stryker Corp.
	0.250%, 12/03/24	EUR	2,600	2,820,938
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	5.495%, 01/05/26		1,000	1,003,503
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,759	2,714,052
Ventas Realty LP
	2.650%, 01/15/25		500	497,565
	4.125%, 01/15/26		2,500	2,474,936
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Verizon Communications, Inc., SOFR + 0.790%, FRN
(r)	5.649%, 03/20/26		3,200	$3,214,673
	VMware LLC
	1.400%, 08/15/26		3,725	3,511,088
	Vontier Corp.
	1.800%, 04/01/26		3,500	3,340,677
	Vornado Realty LP
	2.150%, 06/01/26		6,100	5,773,733
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	1,000	1,254,612
#	3.450%, 06/01/26		5,000	4,809,704
Wells Fargo & Co.
	1.625%, 06/02/25	EUR	1,600	1,725,867
	2.000%, 07/28/25	GBP	1,000	1,260,025
	2.975%, 05/19/26	CAD	2,500	1,773,854
	Western Digital Corp.
	4.750%, 02/15/26		3,000	2,964,728
	Western Union Co.
	1.350%, 03/15/26		5,000	4,754,291
	Williams Cos., Inc.
	3.900%, 01/15/25		1,596	1,592,060
	WP Carey, Inc.
	4.000%, 02/01/25		6,345	6,325,878
	WRKCo, Inc.
	4.650%, 03/15/26		5,500	5,476,017
	TOTAL UNITED STATES			377,872,648
	TOTAL BONDS			674,358,538
U.S. TREASURY OBLIGATIONS — (5.3%)
U.S. Treasury Notes
	4.125%, 01/31/25		9,000	8,987,906
(r)	3M USTMMR + 0.200%, FRN, 4.742%, 01/31/25		2,000	2,000,489
(r)	3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25		13,000	12,994,015
(r)	3M USTMMR + 0.150%, FRN, 4.692%, 04/30/26		17,000	16,986,215
	TOTAL U.S. TREASURY OBLIGATIONS			40,968,625
COMMERCIAL PAPER — (5.7%)
CANADA — (1.5%)
	Magna International, Inc.
Ω	4.962%, 11/21/24		5,000	4,985,746

78

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount	Value†
		(000)

CANADA — (Continued)
Nutrien Ltd.
Ω	4.994%, 11/15/24	5,750	$5,738,150
TELUS Corp.
Ω	5.652%, 12/03/24	1,000	995,550
TOTAL CANADA			11,719,446
FRANCE — (0.1%)
TotalEnergies Capital SA
Ω	4.939%, 11/04/24	750	749,597
UNITED KINGDOM — (0.4%)
Reckitt Benckiser Treasury Services PLC
Ω	5.006%, 11/26/24	3,000	2,989,389
UNITED STATES — (3.7%)
Avangrid, Inc.
Ω	5.028%, 11/08/24	500	499,453
Ω	5.082%, 11/08/24	5,000	4,994,525
Consolidated Edison Co. of New York, Inc.
Ω	5.214%, 11/15/24	6,000	5,987,735
EIDP, Inc.
Ω	5.661%, 11/08/24	5,000	4,994,525
Ω	5.695%, 12/10/24	1,833	1,823,122
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Ω	5.268%, 11/05/24	500	$499,658
Experian Finance PLC
Ω	4.941%, 11/20/24	2,000	1,994,598
Ω	4.903%, 11/26/24	1,800	1,793,720
HSBC USA, Inc.
Ω	5.560%, 11/04/24	2,750	2,748,518
Waste Management, Inc.
Ω	4.930%, 12/05/24	2,500	2,488,216
TOTAL UNITED STATES			27,824,070
TOTAL COMMERCIAL PAPER (Cost $43,285,668)			43,282,502
TOTAL INVESTMENT SECURITIES (Cost $757,090,256)			758,609,665

		Shares
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	526,766	6,092,575
TOTAL INVESTMENTS — (100.0%)
(Cost $763,182,671)			$764,702,240
As of October 31, 2024, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	56,482,591	EUR	51,109,126	HSBC Bank	11/05/24	$886,270
USD	8,813,903	EUR	8,032,794	Bank of New York Mellon	11/12/24	73,244
USD	7,938,899	EUR	7,259,121	Royal Bank of Canada	11/12/24	40,091
USD	11,270,628	GBP	8,659,736	Citibank, N.A.	11/15/24	104,497
USD	9,559,075	CAD	12,958,862	State Street Bank and Trust	11/18/24	246,898
USD	9,524,765	CAD	12,909,444	State Street Bank and Trust	11/21/24	247,290
USD	10,757,804	GBP	8,290,711	HSBC Bank	11/26/24	67,683
Total Appreciation						$1,665,973
USD	1,810,309	EUR	1,664,568	Citibank, N.A.	11/12/24	$(944)
CAD	12,117,998	USD	8,899,760	Citibank, N.A.	11/18/24	(191,825)
USD	60,689,021	EUR	55,984,860	Royal Bank of Canada	01/23/25	(420,882)
USD	62,845,192	EUR	57,861,340	HSBC Bank	01/27/25	(323,893)
Total (Depreciation)						$(937,544)
Total Appreciation (Depreciation)						$728,429

79

DFA Targeted Credit Portfolio
CONTINUED
As of October 31, 2024, the value of Rule 144A securities amounted to $142,739,573 or 18.5% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$674,358,538	—	$674,358,538
U.S. Treasury Obligations	—	40,968,625	—	40,968,625
Commercial Paper	—	43,282,502	—	43,282,502
Securities Lending Collateral	—	6,092,575	—	6,092,575
Total Investments in Securities	—	$764,702,240	—	$764,702,240
Financial Instruments
Assets
Forward Currency Contracts**	—	1,665,973	—	1,665,973
Liabilities
Forward Currency Contracts**	—	(937,544)	—	(937,544)
Total Financial Instruments	—	$728,429	—	$728,429
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
80

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$65,280
Government National Mortgage Association, TBA
	6.000%, 11/01/54 TBA		25,243	25,426,504
Uniform Mortgage-Backed Security, TBA
	2.000%, 11/01/54 TBA		77,463	61,388,110
	2.500%, 11/01/54 TBA		74,360	61,509,465
	6.000%, 11/01/54 TBA		61,971	62,366,050
	6.500%, 11/01/54 TBA		40,077	40,902,851
TOTAL AGENCY OBLIGATIONS				251,658,260
BONDS — (82.7%)
AUSTRALIA — (6.2%)
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,640,334
	2.000%, 07/15/30	EUR	1,367	1,370,347
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.560%, FRN, 5.437%, 03/18/26		6,900	6,914,027
(r)	3M Euribor + 0.400%, FRN, 3.951%, 05/21/27	EUR	6,300	6,863,672
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	987,059
	3.125%, 04/29/33	EUR	3,000	3,164,432
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	5.252%, 07/07/25		1,000	1,001,357
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,800	1,752,300
Ω	5.875%, 04/15/30		700	696,648
Ω	4.375%, 04/01/31		2,100	1,911,747
Glencore Funding LLC
Ω	2.500%, 09/01/30		910	794,406
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Ω	2.850%, 04/27/31		3,000	$2,617,521
National Australia Bank Ltd.
Ω	1.388%, 01/12/25		882	875,875
(r)	SOFR + 0.760%, FRN, 5.880%, 05/13/25		1,000	1,003,254
(r)	SOFR + 0.860%, FRN, 5.800%, 06/09/25		5,835	5,857,476
(r)Ω	SOFR + 0.620%, FRN, 5.537%, 06/11/27		5,000	5,011,065
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	14,820	7,738,258
	2.000%, 03/08/33	AUD	8,000	4,181,409
	1.750%, 03/20/34	AUD	9,200	4,522,302
	4.250%, 02/20/36	AUD	18,900	11,280,103
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	9,700	4,956,778
	1.750%, 07/20/34	AUD	34,000	16,454,421
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		3,000	2,982,997
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	15,531,159
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,645,101
	4.250%, 12/20/32	AUD	10,800	6,726,803
	2.250%, 09/15/33	AUD	6,000	3,128,712
	2.250%, 11/20/34	AUD	51,000	25,549,573
	2.000%, 09/17/35	AUD	21,100	9,981,886
	2.000%, 11/20/37	AUD	12,000	5,256,376
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	7,732,526
Westpac Banking Corp.
	1.019%, 11/18/24		3,000	2,994,415
(r)	SOFR + 0.420%, FRN, 5.272%, 04/16/26		5,000	5,007,950
TOTAL AUSTRALIA				179,132,289
BELGIUM — (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
	4.350%, 06/01/40		7,000	6,317,750

81

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
	Dexia SA
	0.250%, 12/11/24	GBP	8,300	$10,650,609
	TOTAL BELGIUM			16,968,359
CANADA — (5.8%)
	Bank of Montreal
	1.500%, 12/18/24	GBP	2,000	2,566,188
Bank of Nova Scotia
	2.150%, 08/01/31		500	421,116
	2.450%, 02/02/32		14,891	12,613,395
	Canada Government Bonds
	3.000%, 11/01/24	CAD	14,000	10,054,450
	Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	4,500	3,220,505
	Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	7,583,412
	CI Financial Corp.
	3.200%, 12/17/30		7,053	5,974,874
	City of Montreal
	3.150%, 12/01/36	CAD	10,000	6,429,274
	CPPIB Capital, Inc.
	0.750%, 02/02/37	EUR	8,000	6,646,108
Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	490,855
	4.850%, 04/17/28		1,000	995,331
	4.625%, 04/29/30		200	195,659
	Magna International, Inc.
	4.375%, 03/17/32	EUR	1,720	1,963,728
	Methanex Corp.
	5.250%, 12/15/29		3,260	3,146,251
	Nutrien Ltd.
	3.000%, 04/01/25		40	39,711
Province of British Columbia
	6.500%, 01/15/26		93	95,022
	4.150%, 06/18/34	CAD	14,500	10,637,325
	3.400%, 05/24/39	EUR	5,600	6,227,968
Province of Ontario
	4.150%, 06/02/34	CAD	19,000	13,960,398
	4.600%, 06/02/39	CAD	5,000	3,762,308
Province of Quebec
	4.450%, 09/01/34	CAD	14,000	10,508,019
	5.000%, 12/01/38	CAD	13,000	10,152,950
	Province of Saskatchewan
	5.000%, 03/05/37	CAD	3,850	3,008,467
	Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	1,053,115
Royal Bank of Canada
	4.810%, 12/16/24	CAD	600	431,426
	3.403%, 03/24/25	CAD	18,700	13,417,772
	2.300%, 11/03/31		300	255,372
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	3.875%, 05/04/32		8,000	$7,495,002
Suncor Energy, Inc.
	5.950%, 12/01/34		1,700	1,783,744
	6.800%, 05/15/38		2,028	2,211,276
Toronto-Dominion Bank
(r)	3M Euribor + 0.350%, FRN, 3.892%, 02/16/27	EUR	3,000	3,267,002
	1.952%, 04/08/30	EUR	13,200	13,346,541
	3.200%, 03/10/32		1,000	885,797
	3.129%, 08/03/32	EUR	2,000	2,118,415
TransCanada PipeLines Ltd.
	5.600%, 03/31/34		1,000	1,015,878
TOTAL CANADA				167,974,654
DENMARK — (0.0%)
DSV Finance BV
	1.375%, 03/16/30	EUR	400	396,124
FINLAND — (0.2%)
Nokia OYJ
	4.375%, 06/12/27		350	343,471
OP Corporate Bank PLC
(r)	3M Euribor + 0.400%, FRN, 3.745%, 03/28/27	EUR	3,300	3,597,529
	0.625%, 11/12/29	EUR	2,750	2,620,886
TOTAL FINLAND				6,561,886
FRANCE — (5.6%)
Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	9,000	8,294,634
	0.500%, 05/31/35	EUR	1,000	816,752
Agence France Locale
	3.125%, 03/20/34	EUR	800	859,141
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	4,706,877
	0.750%, 01/17/30	EUR	1,200	1,139,956
	1.250%, 06/03/30	EUR	1,700	1,633,764
	0.625%, 02/21/31	EUR	9,900	8,992,186
	1.125%, 01/19/32	EUR	2,700	2,464,832
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	3,000	3,240,825
BNP Paribas SA
	2.100%, 04/07/32	EUR	1,500	1,466,003
BPCE SA
#Ω	3.500%, 10/23/27		5,000	4,784,002
#Ω	2.700%, 10/01/29		6,626	5,978,532

82

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	0.250%, 01/14/31	EUR	5,300	$4,776,364
	2.375%, 04/26/32	EUR	1,400	1,426,884
Bpifrance SACA
	3.375%, 05/25/34	EUR	2,500	2,740,613
Caisse des Depots et Consignations
	1.125%, 12/16/24	GBP	1,000	1,283,705
Credit Agricole SA
	4.000%, 01/18/33	EUR	7,500	8,507,225
Electricite de France SA
Ω	3.625%, 10/13/25		40	39,513
	5.875%, 07/18/31	GBP	3,200	4,172,602
	6.125%, 06/02/34	GBP	1,500	1,940,921
French Republic Government Bonds OAT
	1.250%, 05/25/36	EUR	8,500	7,521,334
	1.250%, 05/25/38	EUR	47,250	39,866,990
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,561,090
SNCF Reseau
	1.875%, 03/30/34	EUR	5,400	5,159,589
	5.250%, 01/31/35	GBP	8,050	10,548,342
Societe Generale SA
#Ω	4.750%, 09/14/28		1,000	986,148
Ω	3.000%, 01/22/30		1,400	1,248,962
	4.250%, 11/16/32	EUR	1,000	1,146,084
Societe Nationale SNCF SACA
	3.125%, 05/25/34	EUR	2,000	2,133,399
UNEDIC ASSEO
	0.500%, 05/25/36	EUR	1,300	1,042,189
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	492,720
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,444,653
WEA Finance LLC
#Ω	3.500%, 06/15/29		9,550	8,776,831
TOTAL FRANCE				160,193,662
GERMANY — (2.4%)
BASF SE
	3.750%, 06/29/32	EUR	8,400	9,324,747
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	900	913,874
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	25,958
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	611,323
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	3,308,389
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	$2,922,389
Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	3,000	2,940,188
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		4,000	3,726,691
Ω	2.375%, 02/16/31		8,100	6,650,967
Fresenius SE & Co. KGaA
	2.875%, 05/24/30	EUR	2,500	2,657,781
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	173,685
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	5,600	7,189,008
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	151,034
Siemens Financieringsmaatschappij NV
	3.375%, 02/22/37	EUR	1,800	1,959,101
Ω	2.875%, 03/11/41		6,000	4,463,969
State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	3,000	3,848,871
Volkswagen Financial Services NV
	1.875%, 12/03/24	GBP	1,000	1,285,556
	0.875%, 02/20/25	GBP	3,000	3,816,037
	4.250%, 10/09/25	GBP	600	764,281
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	4,733,670
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	2,986,939
Ω	7.125%, 04/14/30		3,908	3,930,393
TOTAL GERMANY				68,384,851
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		100	92,353
	3.625%, 03/24/32		19,800	18,098,777
TOTAL HONG KONG				18,191,130

83

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	$3,429,788
	3.850%, 10/29/41		1,000	801,036
TOTAL IRELAND				4,230,824
ITALY — (1.4%)
Eni SpA
	0.625%, 01/23/30	EUR	1,000	954,758
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,451,705
	1.750%, 07/04/29	EUR	3,800	3,874,857
Ω	4.000%, 09/23/29		2,000	1,885,898
	2.500%, 01/15/30	GBP	3,850	4,325,786
	1.350%, 02/24/31	EUR	1,400	1,330,733
	5.625%, 03/08/33	EUR	500	610,724
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	4,873,076
	4.000%, 02/01/37	EUR	6,000	6,739,263
Snam SpA
	0.625%, 06/30/31	EUR	7,000	6,366,456
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	7,094,422
TOTAL ITALY				39,507,678
JAPAN — (9.7%)
Aircastle Ltd.
	4.250%, 06/15/26		500	493,512
Japan Government Ten Year Bonds
	0.100%, 06/20/27	JPY	632,000	4,123,889
	0.200%, 03/20/32	JPY	4,000,000	25,437,409
	0.200%, 09/20/32	JPY	4,580,000	28,951,605
	0.500%, 12/20/32	JPY	3,000,000	19,380,150
	0.400%, 06/20/33	JPY	4,500,000	28,668,323
Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,440,000	10,778,391
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,500,000	10,426,846
	1.400%, 09/20/34	JPY	2,700,000	18,536,955
	1.200%, 09/20/35	JPY	3,550,000	23,746,729
	0.400%, 03/20/36	JPY	4,630,000	28,196,865
	0.600%, 09/20/37	JPY	2,200,000	13,360,721
	0.500%, 12/20/41	JPY	2,268,000	12,462,805
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		5,000	4,460,830
	3.556%, 06/15/32	EUR	4,069	4,478,401
	3.751%, 07/18/39		3,155	2,711,615
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	7,784	$7,410,358
	0.797%, 04/15/30	EUR	923	877,088
	0.693%, 10/07/30	EUR	1,620	1,504,426
	2.096%, 04/08/32	EUR	2,850	2,809,696
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,819,665
	Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	9,212,102
Sumitomo Mitsui Financial Group, Inc.
	3.040%, 07/16/29		4,750	4,385,123
	0.632%, 10/23/29	EUR	2,000	1,915,597
	2.750%, 01/15/30		790	710,703
	2.130%, 07/08/30		4,000	3,446,446
	2.222%, 09/17/31		6,000	5,037,552
	TOTAL JAPAN			279,343,802
LUXEMBOURG — (0.2%)
	JAB Holdings BV
	1.000%, 07/14/31	EUR	800	744,411
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	4,660,324
	1.625%, 06/17/32	EUR	1,000	943,520
	TOTAL LUXEMBOURG			6,348,255
NETHERLANDS — (1.3%)
ABN AMRO Bank NV
(r)	3M Euribor + 0.350%, FRN, 3.615%, 01/10/25	EUR	1,300	1,415,263
	3.750%, 04/20/25	EUR	4,000	4,363,843
	BNG Bank NV
	1.600%, 11/27/30	AUD	3,000	1,632,529
	Cooperatieve Rabobank UA
	1.375%, 01/10/25		2,350	2,334,124
	Enexis Holding NV
	3.500%, 05/30/36	EUR	7,000	7,654,924
	Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,718,966
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	1,971,057
	Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	11,700	15,033,590
	TOTAL NETHERLANDS			36,124,296

84

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NEW ZEALAND — (0.2%)
New Zealand Government Bonds
	2.750%, 04/15/37	NZD	13,300	6,492,284
NORWAY — (0.5%)
	Aker BP ASA
Ω	6.000%, 06/13/33		1,000	$1,021,494
	DNB Boligkreditt AS, 3M NIBOR + 0.420%, FRN
(r)	5.140%, 06/20/25	NOK	20,000	1,822,003
	Equinor ASA
	1.625%, 11/09/36	EUR	4,500	4,041,698
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	4,760	6,112,258
	TOTAL NORWAY			12,997,453
SPAIN — (0.2%)
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	313,801
Telefonica Emisiones SA
	5.445%, 10/08/29	GBP	650	845,688
	7.045%, 06/20/36		4,530	5,057,754
	Telefonica Europe BV
	8.250%, 09/15/30		500	575,418
	TOTAL SPAIN			6,792,661
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.0%)
	Asian Development Bank
	2.500%, 12/19/24	GBP	2,000	2,570,670
	European Investment Bank
	2.150%, 01/18/27	JPY	1,009,600	6,899,921
	European Union
	0.400%, 02/04/37	EUR	10,000	8,012,757
	Inter-American Development Bank
	1.375%, 12/15/24	GBP	20,634	26,498,611
	International Bank for Reconstruction & Development
	1.900%, 01/16/25	CAD	1,762	1,260,589
International Finance Corp.
	2.875%, 12/18/24	GBP	4,300	5,529,889
	1.250%, 02/06/31	AUD	3,000	1,598,906
	1.500%, 04/15/35	AUD	10,100	4,725,350
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			57,096,693
			Face Amount^	Value†
			(000)

SWEDEN — (0.4%)
Investor AB
	0.375%, 10/29/35	EUR	1,000	$783,941
Skandinaviska Enskilda Banken AB, 3M Euribor + 0.380%, FRN
(r)	3.442%, 05/03/27	EUR	10,400	11,334,422
TOTAL SWEDEN				12,118,363
SWITZERLAND — (0.7%)
Novartis Capital Corp.
	3.700%, 09/21/42		200	166,246
UBS AG
	0.500%, 03/31/31	EUR	4,000	3,650,075
UBS Group AG
	0.875%, 11/03/31	EUR	17,900	16,270,242
	0.625%, 02/24/33	EUR	200	171,205
TOTAL SWITZERLAND				20,257,768
UNITED KINGDOM — (4.0%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	249,435
Ω	5.500%, 08/11/32		1,000	996,965
Ω	5.950%, 10/15/33		5,000	5,113,557
Barclays PLC
	3.250%, 01/17/33	GBP	7,500	8,099,653
BAT Capital Corp.
	2.726%, 03/25/31		4,000	3,482,954
BAT International Finance PLC
	3.125%, 03/06/29	EUR	3,200	3,465,811
	2.250%, 01/16/30	EUR	6,500	6,679,298
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	4,534,394
British Telecommunications PLC
Ω	3.250%, 11/08/29		600	555,926
	3.125%, 11/21/31	GBP	1,500	1,680,946
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	1,852,862
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	2,550	2,578,767
HSBC Holdings PLC
	4.950%, 03/31/30		2,000	2,001,366
Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		106	105,987
LSEGA Financing PLC
Ω	3.200%, 04/06/41		1,736	1,311,279
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,238,057
	4.275%, 01/16/35	EUR	500	563,601

85

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
Nationwide Building Society
	3.250%, 09/05/29	EUR	4,800	$5,229,532
Rolls-Royce PLC
Ω	3.625%, 10/14/25		3,000	2,956,079
	3.375%, 06/18/26	GBP	800	1,003,193
Santander U.K. PLC
	3.875%, 10/15/29	GBP	1,478	1,792,832
Smith & Nephew PLC
	2.032%, 10/14/30		200	168,936
Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	4,092,840
Transport for London
	4.000%, 09/12/33	GBP	5,900	6,896,845
U.K. Gilts
	1.125%, 01/31/39	GBP	51,800	42,692,244
Vodafone Group PLC
	6.150%, 02/27/37		1,772	1,888,160
TOTAL UNITED KINGDOM				114,231,519
UNITED STATES — (40.6%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		209	171,231
Ω	2.500%, 02/10/41		5,400	3,586,315
Abbott Laboratories
	5.300%, 05/27/40		7,320	7,514,478
AbbVie, Inc.
	3.800%, 03/15/25		29	28,889
	4.050%, 11/21/39		2,230	1,959,678
	4.400%, 11/06/42		500	447,047
Advance Auto Parts, Inc.
	3.900%, 04/15/30		700	623,312
#	3.500%, 03/15/32		2,600	2,139,666
AECOM
	5.125%, 03/15/27		5,660	5,629,712
Aetna, Inc.
	6.750%, 12/15/37		700	760,278
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		3,100	2,814,251
Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	8,208,253
Aircastle Ltd.
Ω	2.850%, 01/26/28		1,500	1,390,270
Alabama Power Co.
	2.800%, 04/01/25		30	29,724
Allstate Corp.
	5.950%, 04/01/36		600	641,966
Ally Financial, Inc.
	8.000%, 11/01/31		7,775	8,650,900
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Altria Group, Inc.
	3.125%, 06/15/31	EUR	4,118	$4,291,902
	2.450%, 02/04/32		612	509,271
	5.800%, 02/14/39		1,000	1,014,741
	4.500%, 05/02/43		1,000	841,704
Amazon.com, Inc.
	3.875%, 08/22/37		400	359,207
	2.875%, 05/12/41		12,800	9,666,719
American Tower Corp.
	0.875%, 05/21/29	EUR	1,000	977,096
	0.950%, 10/05/30	EUR	2,000	1,882,895
	1.000%, 01/15/32	EUR	3,247	2,949,531
	4.050%, 03/15/32		2,725	2,550,364
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		700	688,104
Amgen, Inc.
	3.125%, 05/01/25		37	36,682
	3.350%, 02/22/32		655	591,704
	3.150%, 02/21/40		2,000	1,528,203
	4.950%, 10/01/41		1,500	1,405,423
	Apache Corp.
	6.000%, 01/15/37		500	500,634
Apple, Inc.
	2.500%, 02/09/25		53	52,665
	3.000%, 06/20/27		64	62,003
	2.375%, 02/08/41		7,000	4,970,499
	3.850%, 05/04/43		8,000	6,824,061
ARES Capital Corp.
	3.875%, 01/15/26		4,000	3,932,791
	3.200%, 11/15/31		3,700	3,149,287
Arizona Public Service Co.
	2.200%, 12/15/31		500	413,760
	5.050%, 09/01/41		700	661,106
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,127,748
	Ashland, Inc.
Ω	3.375%, 09/01/31		12,070	10,439,622
	Assurant, Inc.
	2.650%, 01/15/32		4,450	3,734,687
AT&T, Inc.
	4.375%, 09/14/29	GBP	500	623,031
	2.600%, 12/17/29	EUR	1,463	1,545,072
	3.550%, 12/17/32	EUR	1,500	1,639,241
	2.550%, 12/01/33		181	147,235
	4.850%, 03/01/39		1,700	1,597,795
	3.500%, 06/01/41		4,355	3,414,166
	4.300%, 12/15/42		3,500	2,987,865
AutoNation, Inc.
	2.400%, 08/01/31		7,300	6,039,610
	3.850%, 03/01/32		8,000	7,185,673
	AutoZone, Inc.
	3.250%, 04/15/25		72	71,460
Avnet, Inc.
	4.625%, 04/15/26		65	64,630

86

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.000%, 05/15/31		555	$476,804
Ball Corp.
2.875%, 08/15/30		5,865	5,104,383
Bank of America Corp.
2.300%, 07/25/25	GBP	200	252,900
5.875%, 02/07/42		13,200	14,067,509
Bath & Body Works, Inc.
5.250%, 02/01/28		2,000	1,972,215
Baxter International, Inc.
1.300%, 05/15/29	EUR	1,300	1,298,969
Belo Corp.
7.250%, 09/15/27		1,000	1,030,583
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	83,797
2.000%, 03/18/34	EUR	6,500	6,363,549
2.375%, 06/19/39	GBP	15,000	13,424,111
4.400%, 05/15/42		200	185,022
4.300%, 05/15/43		3,300	2,955,289
Berkshire Hathaway, Inc.
0.440%, 09/13/29	JPY	2,020,000	12,779,780
0.437%, 04/15/31	JPY	2,050,000	12,594,889
0.472%, 01/23/32	JPY	1,100,000	6,663,970
# 4.500%, 02/11/43		200	187,608
Black Hills Corp.
4.350%, 05/01/33		2,250	2,088,179
Blackrock, Inc.
1.250%, 05/06/25	EUR	7,800	8,406,952
4.750%, 05/25/33		5,000	4,978,547
Block Financial LLC
2.500%, 07/15/28		1,500	1,371,411
Block, Inc.
3.500%, 06/01/31		9,932	8,804,252
Boardwalk Pipelines LP
3.600%, 09/01/32		1,700	1,502,698
Boeing Co.
2.500%, 03/01/25		75	74,142
2.950%, 02/01/30		500	442,682
Booking Holdings, Inc.
4.750%, 11/15/34	EUR	5,000	5,956,567
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,462,232
Boston Properties LP
3.400%, 06/21/29		200	183,877
2.450%, 10/01/33		3,000	2,333,610
BP Capital Markets PLC
2.822%, 04/07/32	EUR	4,000	4,167,387
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	765,788
Bristol-Myers Squibb Co.
4.125%, 06/15/39		8,200	7,228,256
Brixmor Operating Partnership LP
# 2.500%, 08/16/31		2,550	2,157,056
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Broadcom, Inc.
	4.300%, 11/15/32		750	$713,392
Ω	3.419%, 04/15/33		1,000	881,072
Ω	3.137%, 11/15/35		205	168,440
Ω	3.500%, 02/15/41		14,600	11,484,268
Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,384,766
Brown & Brown, Inc.
	4.500%, 03/15/29		800	786,698
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,222,723
#	4.400%, 09/15/32		10,000	9,235,377
Buckeye Partners LP
	3.950%, 12/01/26		87	83,642
Campbell Soup Co.
	3.300%, 03/19/25		47	46,678
Capital One Financial Corp.
	3.800%, 01/31/28		4,400	4,254,901
	1.650%, 06/12/29	EUR	8,515	8,490,502
CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,792,395
Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,935,620
Chemours Co.
	5.375%, 05/15/27		1,600	1,540,518
Chevron USA, Inc.
	6.000%, 03/01/41		8,000	8,694,387
	5.250%, 11/15/43		9,791	9,806,740
Choice Hotels International, Inc.
	3.700%, 12/01/29		700	649,202
Chubb INA Holdings LLC
	0.300%, 12/15/24	EUR	750	813,016
Cigna Group
	4.800%, 08/15/38		7,336	6,793,087
Cisco Systems, Inc.
	5.500%, 01/15/40		1,000	1,034,461
Citigroup, Inc.
	8.125%, 07/15/39		3,400	4,290,977
	5.875%, 01/30/42		4,000	4,200,930
CME Group, Inc.
	5.300%, 09/15/43		7,628	7,805,764
CMS Energy Corp.
	3.600%, 11/15/25		37	36,401
	3.000%, 05/15/26		58	56,314
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,219,660
	5.250%, 05/30/29		1,600	1,591,408
Comcast Corp.
	0.750%, 02/20/32	EUR	4,700	4,275,649
	4.400%, 08/15/35		500	469,435
	4.600%, 10/15/38		4,600	4,252,126
	3.250%, 11/01/39		3,780	2,941,489

87

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Conagra Brands, Inc.
	5.300%, 11/01/38		5,000	$4,820,293
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	14,978
	5.500%, 12/01/39		1,905	1,924,726
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,598,650
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	3,003,348
Ω	2.875%, 04/01/32		3,000	2,484,795
COPT Defense Properties LP
	2.750%, 04/15/31		2,000	1,708,941
	2.900%, 12/01/33		2,875	2,330,800
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	78,718
Ω	4.800%, 02/01/35		8,000	7,419,635
Ω	8.375%, 03/01/39		2,225	2,644,656
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,142,377
CSX Corp.
	6.150%, 05/01/37		3,000	3,251,163
CVS Health Corp.
	3.250%, 08/15/29		300	275,386
	6.125%, 09/15/39		800	801,108
	4.125%, 04/01/40		1,000	807,613
Dell, Inc.
	6.500%, 04/15/38		3,500	3,729,775
Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	4,474,307
Devon Energy Corp.
	5.600%, 07/15/41		197	186,676
	4.750%, 05/15/42		1,000	849,934
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		12,700	11,137,926
Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	991,256
Discovery Communications LLC
	3.450%, 03/15/25		66	65,549
	1.900%, 03/19/27	EUR	5,700	6,041,710
	3.625%, 05/15/30		3,000	2,656,002
Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,372,536
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,778,569
	4.250%, 10/01/34		1,055	983,027
DPL, Inc.
	4.125%, 07/01/25		940	931,854
	4.350%, 04/15/29		5,029	4,722,608
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,398,242
	3.300%, 06/15/41		1,250	935,726
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	$2,511,126
Eagle Materials, Inc.
	2.500%, 07/01/31		500	431,895
Eastman Chemical Co.
	3.800%, 03/15/25		5	4,976
	1.875%, 11/23/26	EUR	3,000	3,199,372
Elevance Health, Inc.
	4.625%, 05/15/42		1,000	884,378
	4.650%, 01/15/43		2,000	1,776,298
Emerson Electric Co.
	3.150%, 06/01/25		62	61,499
Energy Transfer LP
	3.750%, 05/15/30		1,755	1,637,010
EnerSys
Ω	4.375%, 12/15/27		3,700	3,559,544
Entergy Corp.
	2.800%, 06/15/30		1,600	1,431,554
EPR Properties
	4.950%, 04/15/28		1,500	1,474,288
	3.750%, 08/15/29		7,600	7,000,819
	3.600%, 11/15/31		6,000	5,289,922
EQM Midstream Partners LP
Ω	4.750%, 01/15/31		3,500	3,327,159
Equifax, Inc.
	3.250%, 06/01/26		900	877,351
	3.100%, 05/15/30		800	728,384
Equinix, Inc.
	2.500%, 05/15/31		545	470,308
Exelon Corp.
	3.950%, 06/15/25		27	26,836
Expedia Group, Inc.
	3.250%, 02/15/30		1,000	924,254
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	3,000	2,722,399
	1.408%, 06/26/39	EUR	8,000	6,379,000
	2.995%, 08/16/39		200	154,869
	4.227%, 03/19/40		9,800	8,762,555
FedEx Corp.
	0.950%, 05/04/33	EUR	3,900	3,415,839
	4.900%, 01/15/34		600	596,055
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		947	946,495
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,636,119
	2.450%, 03/15/31		2,350	2,005,794
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,042,001
	3.100%, 03/01/41		39	28,964
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	10,221,428

88

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.000%, 07/01/31	GBP	2,000	$2,253,393
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,344,828
Flex Ltd.
	4.875%, 06/15/29		549	541,964
	4.875%, 05/12/30		10,200	9,983,395
Flowserve Corp.
	3.500%, 10/01/30		300	274,198
	2.800%, 01/15/32		13,730	11,663,454
	FMC Corp.
#	5.650%, 05/18/33		1,500	1,511,987
	Ford Motor Co.
	3.250%, 02/12/32		1,000	836,639
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		500	495,599
	5.113%, 05/03/29		301	292,961
	4.000%, 11/13/30		613	553,567
	3.625%, 06/17/31		1,000	868,900
	Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	467,101
Fox Corp.
	4.709%, 01/25/29		279	277,529
	5.476%, 01/25/39		1,000	966,326
GATX Corp.
	3.250%, 03/30/25		60	59,511
	3.500%, 03/15/28		500	476,662
	3.500%, 06/01/32		3,065	2,726,088
General Motors Co.
	6.125%, 10/01/25		2,000	2,018,407
	5.150%, 04/01/38		1,000	936,062
General Motors Financial Co., Inc.
	3.600%, 06/21/30		1,000	917,648
	2.700%, 06/10/31		2,500	2,125,720
	3.100%, 01/12/32		1,000	859,326
Gilead Sciences, Inc.
	2.600%, 10/01/40		960	683,471
	5.650%, 12/01/41		10,700	11,007,147
	Global Payments, Inc.
	2.900%, 05/15/30		2,900	2,591,861
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		500	498,012
	3.250%, 01/15/32		500	431,936
Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	6,379	5,716,148
	6.125%, 02/15/33		684	743,250
	Goodyear Tire & Rubber Co.
	4.875%, 03/15/27		2,739	2,642,775
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Graphic Packaging International LLC
Ω	3.500%, 03/15/28		879	$820,569
Ω	3.750%, 02/01/30		4,540	4,152,027
Halliburton Co.
	2.920%, 03/01/30		300	272,063
Hanesbrands, Inc.
Ω	4.875%, 05/15/26		7,800	7,705,494
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,405,216
HAT Holdings I LLC/HAT Holdings II LLC
#Ω	3.750%, 09/15/30		5,400	4,725,298
HCA, Inc.
	3.500%, 09/01/30		725	664,982
	7.500%, 11/06/33		273	306,191
Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,313,631
Hess Corp.
	5.600%, 02/15/41		5,500	5,519,521
Home Depot, Inc.
	5.875%, 12/16/36		500	536,260
	3.300%, 04/15/40		2,000	1,590,743
	5.400%, 09/15/40		2,500	2,536,825
	4.200%, 04/01/43		600	521,298
Howmet Aerospace, Inc.
	5.950%, 02/01/37		500	527,924
HP, Inc.
	5.500%, 01/15/33		2,000	2,042,452
#	6.000%, 09/15/41		10,400	10,719,700
Huntsman International LLC
	4.500%, 05/01/29		4,750	4,562,657
Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,184,664
Intel Corp.
	4.600%, 03/25/40		1,200	1,029,451
	2.800%, 08/12/41		1,657	1,096,962
	5.625%, 02/10/43		11,900	11,357,915
Intercontinental Exchange, Inc.
	2.650%, 09/15/40		2,611	1,866,212
International Business Machines Corp.
	0.650%, 02/11/32	EUR	13,860	12,566,355
	2.850%, 05/15/40		1,500	1,098,280
International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		3,500	2,573,226
Interpublic Group of Cos., Inc.
	4.650%, 10/01/28		500	496,366

89

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Interstate Power & Light Co.
5.700%, 10/15/33	500	$517,562
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	1,000	819,486
2.700%, 01/15/34	2,100	1,699,045
J.M. Smucker Co.
3.500%, 03/15/25	58	57,655
Jabil, Inc.
3.600%, 01/15/30	1,483	1,371,312
Jackson Financial, Inc.
3.125%, 11/23/31	1,671	1,430,607
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	750	769,332
Jefferies Financial Group, Inc.
4.850%, 01/15/27	57	56,969
2.625%, 10/15/31	1,200	1,015,722
2.750%, 10/15/32	3,200	2,657,922
John Deere Capital Corp., SOFR + 0.790%, FRN
(r) 5.757%, 06/08/26	5,000	5,031,897
Johnson & Johnson
2.450%, 03/01/26	38	37,064
2.950%, 03/03/27	100	97,101
2.100%, 09/01/40	8,000	5,501,197
# 4.500%, 12/05/43	5,000	4,787,638
JPMorgan Chase & Co.
5.500%, 10/15/40	2,700	2,761,498
5.600%, 07/15/41	11,700	12,107,974
5.400%, 01/06/42	1,800	1,827,428
Juniper Networks, Inc.
3.750%, 08/15/29	3,600	3,398,699
2.000%, 12/10/30	750	625,696
KB Home
4.000%, 06/15/31	2,315	2,092,788
Kemper Corp.
2.400%, 09/30/30	5,200	4,415,491
3.800%, 02/23/32	3,500	3,124,723
Kilroy Realty LP
2.500%, 11/15/32	10,500	8,216,443
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	4,500	4,928,502
5.000%, 08/15/42	1,000	894,798
5.000%, 03/01/43	6,900	6,140,682
Kroger Co.
6.900%, 04/15/38	1,500	1,686,992
Las Vegas Sands Corp.
3.900%, 08/08/29	2,221	2,075,492
Lazard Group LLC
4.500%, 09/19/28	1,800	1,762,803
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Lear Corp.
	4.250%, 05/15/29		500	$482,775
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		78	76,718
	4.625%, 12/02/30	EUR	2,000	2,281,310
Lincoln National Corp.
#	3.050%, 01/15/30		7,900	7,176,949
	3.400%, 01/15/31		127	115,000
	6.300%, 10/09/37		3,550	3,773,567
	7.000%, 06/15/40		800	896,197
Loews Corp.
	4.125%, 05/15/43		3,000	2,573,205
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	6,257,988
Markel Group, Inc.
	3.350%, 09/17/29		4,300	3,988,112
Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,492,970
	4.000%, 04/15/28		5,901	5,765,679
	2.750%, 10/15/33		250	207,015
Mars, Inc.
Ω	3.600%, 04/01/34		595	535,797
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		400	341,447
Merck & Co., Inc.
	2.750%, 02/10/25		136	135,199
Meta Platforms, Inc.
#	4.950%, 05/15/33		8,770	8,907,070
MetLife, Inc.
#	6.500%, 12/15/32		281	311,568
	5.375%, 07/15/33		200	205,474
	6.375%, 06/15/34		2,600	2,847,918
	5.700%, 06/15/35		1,215	1,271,510
MGM Resorts International
	4.625%, 09/01/26		2,693	2,668,747
Micron Technology, Inc.
	5.327%, 02/06/29		550	556,997
	2.703%, 04/15/32		500	422,760
	3.366%, 11/01/41		1,500	1,120,729
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	452,744
Ω	3.875%, 05/15/32		4,850	4,299,556
Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,312,043
Morgan Stanley
	1.750%, 01/30/25	EUR	2,000	2,168,120
	7.250%, 04/01/32		300	344,264
	6.375%, 07/24/42		3,527	3,960,169
MPLX LP
	4.500%, 04/15/38		3,500	3,100,046

90

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	$868,449
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,459,696
Nestle Capital Corp.
	4.750%, 03/22/36	GBP	10,000	12,384,143
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,807,644
NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,512,021
NIKE, Inc.
	3.250%, 03/27/40		6,400	5,088,023
Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	701,112
Nordstrom, Inc.
	4.000%, 03/15/27		500	481,231
#	4.375%, 04/01/30		2,300	2,084,811
NOV, Inc.
	3.600%, 12/01/29		2,000	1,866,633
Nucor Corp.
	3.125%, 04/01/32		2,300	2,042,994
NuStar Logistics LP
	5.625%, 04/28/27		432	428,642
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	32,000
NVIDIA Corp.
	3.500%, 04/01/40		1,000	844,894
Omnicom Group, Inc.
	4.200%, 06/01/30		300	290,308
OneMain Finance Corp.
	7.125%, 03/15/26		5,000	5,122,435
ONEOK, Inc.
	4.350%, 03/15/29		1,273	1,240,781
	6.350%, 01/15/31		1,600	1,700,728
Oracle Corp.
	3.800%, 11/15/37		2,000	1,697,566
	6.125%, 07/08/39		1,400	1,480,220
	3.600%, 04/01/40		2,000	1,592,912
	5.375%, 07/15/40		1,100	1,076,555
	3.650%, 03/25/41		9,000	7,122,821
Owens Corning
	4.200%, 12/01/24		2,000	1,997,570
	3.500%, 02/15/30		10,200	9,493,359
Paramount Global
	7.875%, 07/30/30		2,013	2,168,634
#	4.950%, 01/15/31		500	464,502
	4.200%, 05/19/32		3,000	2,614,310
	5.500%, 05/15/33		400	371,279
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Parker-Hannifin Corp.
	3.300%, 11/21/24		71	$70,930
	Pfizer, Inc.
	3.900%, 03/15/39		400	347,786
Philip Morris International, Inc.
	3.250%, 11/10/24		68	67,949
	2.875%, 05/14/29	EUR	2,650	2,855,384
	0.800%, 08/01/31	EUR	4,700	4,298,015
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,537,842
Plains All American Pipeline LP/PAA Finance Corp.
	3.800%, 09/15/30		4,600	4,290,252
	6.700%, 05/15/36		800	866,066
	6.650%, 01/15/37		1,700	1,821,199
	4.300%, 01/31/43		534	433,928
	Primerica, Inc.
	2.800%, 11/19/31		4,350	3,706,476
Principal Financial Group, Inc.
	6.050%, 10/15/36		500	530,067
	4.625%, 09/15/42		1,000	903,726
Progress Energy, Inc.
	7.750%, 03/01/31		730	834,098
	7.000%, 10/30/31		630	701,326
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,353,827
	0.500%, 02/16/32	EUR	11,500	10,077,725
	Prudential Financial, Inc.
	3.000%, 03/10/40		400	303,319
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	673,192
	Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	8,550,622
	PulteGroup, Inc.
	6.000%, 02/15/35		800	837,434
	PVH Corp.
	4.625%, 07/10/25		1,400	1,394,135
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	3,977
	Rayonier LP
	2.750%, 05/17/31		3,185	2,734,478
	Realty Income Corp.
	5.875%, 03/15/35		156	162,820
	Roche Holdings, Inc., SOFR + 0.560%, FRN
(r)Ω	5.490%, 03/10/25		2,100	2,103,828
	Rockwell Automation, Inc.
	2.875%, 03/01/25		67	66,541

91

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Royalty Pharma PLC
	2.150%, 09/02/31		1,600	$1,325,922
	3.300%, 09/02/40		2,900	2,146,534
RTX Corp.
	4.450%, 11/16/38		1,000	912,941
	4.500%, 06/01/42		3,000	2,671,091
Sabra Health Care LP
	3.900%, 10/15/29		7,230	6,723,751
	3.200%, 12/01/31		3,658	3,162,762
Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	205,082
Schlumberger Finance BV
	2.000%, 05/06/32	EUR	2,900	2,856,629
Seagate HDD Cayman
	4.091%, 06/01/29		900	848,564
	4.125%, 01/15/31		9,500	8,543,151
	5.750%, 12/01/34		2,800	2,760,095
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,531,373
Ω	6.875%, 07/15/33		3,492	3,699,166
Sempra
	3.800%, 02/01/38		1,253	1,052,628
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,655,496
Shell Finance U.S., Inc.
	4.550%, 08/12/43		1,500	1,357,512
Shell International Finance BV
	6.375%, 12/15/38		400	445,527
	5.500%, 03/25/40		5,800	5,945,005
	3.625%, 08/21/42		200	161,785
Simon Property Group LP
	2.650%, 07/15/30		7,264	6,483,545
	2.250%, 01/15/32		500	420,267
Steel Dynamics, Inc.
	3.250%, 01/15/31		300	273,453
Steelcase, Inc.
	5.125%, 01/18/29		542	522,248
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	659,224
Store Capital LLC
	4.625%, 03/15/29		200	192,133
Sutter Health
	2.294%, 08/15/30		1,200	1,050,034
Tanger Properties LP
	2.750%, 09/01/31		1,000	841,526
Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,520,291
Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,378,864
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	100,409
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	5.750%, 01/15/28		5,000	$5,000,697
Ω	5.125%, 08/01/30		650	628,645
	TC PipeLines LP
	3.900%, 05/25/27		2,000	1,950,418
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,756,929
	Textron, Inc.
	2.450%, 03/15/31		750	640,586
	Thermo Fisher Scientific, Inc.
	2.375%, 04/15/32	EUR	4,821	4,953,936
	Timken Co.
	4.125%, 04/01/32		600	561,645
	T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	5,927,898
Toll Brothers Finance Corp.
	4.350%, 02/15/28		4,018	3,943,219
	3.800%, 11/01/29		4,000	3,799,181
Travelers Cos., Inc.
	6.250%, 06/15/37		600	659,055
	5.350%, 11/01/40		500	501,994
	Trimble, Inc.
	4.750%, 12/01/24		1,300	1,299,143
TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		1,700	1,513,650
	4.125%, 12/01/41		7,011	6,015,711
	U.S. Cellular Corp.
	6.700%, 12/15/33		800	863,003
	Under Armour, Inc.
	3.250%, 06/15/26		6,250	6,011,318
United Parcel Service, Inc.
	5.200%, 04/01/40		500	497,337
	4.875%, 11/15/40		255	243,694
UnitedHealth Group, Inc.
	4.625%, 07/15/35		777	753,461
	3.500%, 08/15/39		5,300	4,341,893
	2.750%, 05/15/40		3,000	2,176,935
Unum Group
	3.875%, 11/05/25		23	22,724
	4.000%, 06/15/29		1,100	1,057,356
	5.750%, 08/15/42		125	124,063
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	3,400	3,669,321
Verizon Communications, Inc.
	2.625%, 12/01/31	EUR	2,500	2,603,396
	2.355%, 03/15/32		53	44,188
	4.750%, 02/17/34	GBP	1,500	1,829,581
	3.400%, 03/22/41		5,000	3,870,179
	VF Corp.
#	2.950%, 04/23/30		2,166	1,870,440
	Viatris, Inc.
	3.850%, 06/22/40		12,500	9,374,892
	Visa, Inc.
	2.700%, 04/15/40		2,000	1,500,913

92

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Vontier Corp.
2.950%, 04/01/31		12,875	$11,059,087
Voya Financial, Inc.
5.700%, 07/15/43		500	488,665
Walgreens Boots Alliance, Inc.
2.125%, 11/20/26	EUR	2,700	2,774,806
Walmart, Inc.
5.250%, 09/28/35	GBP	1,466	1,930,022
4.875%, 07/08/40		7,644	7,536,722
2.500%, 09/22/41		3,200	2,272,487
Walt Disney Co.
6.400%, 12/15/35		300	332,631
4.625%, 03/23/40		1,500	1,416,941
Waste Management, Inc.
2.950%, 06/01/41		1,000	746,749
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,883
Wells Fargo & Co.
3.000%, 02/19/25		190	188,853
0.625%, 03/25/30	EUR	1,016	955,627
0.625%, 08/14/30	EUR	3,461	3,220,615
Welltower OP LLC
3.100%, 01/15/30		1,000	919,436
Western Digital Corp.
4.750%, 02/15/26		980	968,478
2.850%, 02/01/29		4,800	4,241,157
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,999,915
3.375%, 06/15/30		500	461,150
Weyerhaeuser Co.
7.375%, 03/15/32		254	287,844
Whirlpool Corp.
3.700%, 05/01/25		145	143,992
Willis North America, Inc.
2.950%, 09/15/29		600	547,554
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	36,625
WP Carey, Inc.
2.450%, 02/01/32		1,900	1,584,863
WRKCo, Inc.
4.200%, 06/01/32		2,150	2,033,437
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	$3,749,522
	3.625%, 03/15/31		2,470	2,236,766
TOTAL UNITED STATES				1,172,564,343
TOTAL BONDS				2,385,908,894
U.S. TREASURY OBLIGATIONS — (6.8%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25		54,000	53,975,140
(r)	3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26		56,000	56,023,642
(r)	3M USTMMR + 0.150%, FRN, 4.692%, 04/30/26		56,000	55,954,589
(r)	3M USTMMR + 0.182%, FRN, 4.724%, 07/31/26		31,000	30,985,919
TOTAL U.S. TREASURY OBLIGATIONS				196,939,290
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
CANADA — (0.1%)
Ontario Treasury Bills
∞	3.599%, 01/15/25	CAD	4,000	2,851,323
TOTAL INVESTMENT SECURITIES (Cost $2,984,444,864)				2,837,357,767

		Shares
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	4,277,591	49,474,623
TOTAL INVESTMENTS — (100.0%)
(Cost $3,033,919,419)			$2,886,832,390

93

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of October 31, 2024, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	82,436,981	USD	89,625,486	HSBC Bank	11/04/24	$45,330
USD	44,526,069	AUD	64,457,669	Royal Bank of Canada	11/04/24	2,106,479
AUD	64,457,669	USD	42,371,893	Societe Generale	11/04/24	47,696
USD	9,304,663	EUR	8,480,576	State Street Bank and Trust	11/04/24	79,918
USD	82,084,214	EUR	73,956,405	UBS AG	11/04/24	1,638,144
USD	79,786,139	GBP	59,901,932	UBS AG	11/04/24	2,545,548
USD	119,932,744	EUR	108,152,308	Bank of America Corp.	11/05/24	2,285,057
USD	114,121,626	JPY	16,671,111,960	State Street Bank and Trust	11/05/24	4,399,947
JPY	16,671,111,960	USD	109,160,574	State Street Bank and Trust	11/05/24	561,106
USD	77,935,105	EUR	70,482,943	HSBC Bank	11/06/24	1,260,739
USD	6,905,694	EUR	6,252,773	UBS AG	11/06/24	103,659
USD	20,802,998	CAD	28,229,252	UBS AG	11/14/24	519,953
USD	79,905,706	GBP	61,420,099	Royal Bank of Canada	11/15/24	708,734
USD	19,099,837	CAD	25,848,497	Royal Bank of Canada	11/20/24	524,149
USD	13,524,006	CAD	18,308,191	State Street Bank and Trust	11/20/24	367,062
USD	71,976,195	GBP	55,261,184	Bank of America Corp.	11/22/24	721,473
USD	43,180,892	AUD	64,546,789	Societe Generale	11/22/24	694,303
USD	50,968,505	AUD	76,764,536	Australia and New Zealand Bank	11/25/24	438,308
USD	1,840,213	NOK	20,231,569	Citibank, N.A.	11/25/24	763
USD	75,259,690	GBP	58,013,040	Citibank, N.A.	12/02/24	457,813
USD	8,090,274	CAD	11,152,783	Royal Bank of Canada	01/08/25	61,172
USD	23,155,257	CAD	31,950,096	State Street Bank and Trust	01/08/25	153,769
USD	9,037,948	CAD	12,449,521	UBS AG	01/08/25	75,299
USD	46,043,622	JPY	6,805,131,798	Bank of America Corp.	01/16/25	820,079
USD	109,621,315	JPY	16,459,417,888	State Street Bank and Trust	01/23/25	147,514
Total Appreciation						$20,764,014
GBP	59,901,932	USD	77,713,173	Citibank, N.A.	11/04/24	$(472,582)
EUR	761,450	USD	833,857	Citibank, N.A.	11/05/24	(5,554)
GBP	2,256,030	USD	2,927,137	Bank of America Corp.	11/15/24	(18,143)
USD	89,696,486	EUR	82,461,397	Societe Generale	11/15/24	(42,306)
CAD	2,502,610	USD	1,822,099	Citibank, N.A.	11/20/24	(23,631)
USD	41,817,102	AUD	63,595,145	Societe Generale	12/02/24	(47,307)
USD	86,363,984	EUR	79,228,819	HSBC Bank	01/03/25	(42,204)
USD	110,623,032	JPY	16,751,815,057	State Street Bank and Trust	01/06/25	(566,833)
USD	6,564,982	NZD	10,981,646	UBS AG	01/07/25	(3,247)
USD	79,288,076	EUR	73,308,689	Societe Generale	01/22/25	(728,080)
USD	86,987,444	EUR	80,089,725	HSBC Bank	01/27/25	(449,083)
Total (Depreciation)						$(2,398,970)
Total Appreciation (Depreciation)						$18,365,044

94

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of October 31, 2024, the value of Rule 144A securities amounted to $189,250,007 or 7.2% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$251,658,260	—	$251,658,260
Bonds	—	2,385,908,894	—	2,385,908,894
U.S. Treasury Obligations	—	196,939,290	—	196,939,290
Foreign Sovereign Obligations	—	2,851,323	—	2,851,323
Securities Lending Collateral	—	49,474,623	—	49,474,623
Total Investments in Securities	—	$2,886,832,390	—	$2,886,832,390
Financial Instruments
Assets
Forward Currency Contracts**	—	20,764,014	—	20,764,014
Liabilities
Forward Currency Contracts**	—	(2,398,970)	—	(2,398,970)
Total Financial Instruments	—	$18,365,044	—	$18,365,044
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
95

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount	Value†
			(000)
AGENCY OBLIGATIONS — (13.0%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		5,760	$5,612,094
Federal Home Loan Banks
	2.750%, 12/13/24		37,645	37,561,736
	3.125%, 09/12/25		10,000	9,892,630
	5.750%, 06/12/26		6,000	6,162,426
	2.500%, 12/10/27		4,000	3,803,994
	3.000%, 03/10/28		30,815	29,682,283
	3.250%, 06/09/28		109,035	105,795,013
	3.250%, 11/16/28		91,250	88,396,443
	2.125%, 09/14/29		10,000	9,082,536
	2.125%, 12/14/29		23,735	21,456,164
	5.500%, 07/15/36		22,355	24,286,859
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	85,137,312
#	6.750%, 03/15/31		100,575	114,163,997
#	6.250%, 07/15/32		85,446	96,219,623
Federal National Mortgage Association
#	2.125%, 04/24/26		86,000	83,482,531
	1.875%, 09/24/26		116,529	111,754,495
#	0.750%, 10/08/27		66,250	60,120,536
#	6.250%, 05/15/29		102,508	111,368,430
	7.125%, 01/15/30		72,196	81,873,808
#	7.250%, 05/15/30		72,729	83,651,630
#	0.875%, 08/05/30		209,150	173,208,825
	6.625%, 11/15/30		93,212	104,595,427
Tennessee Valley Authority
	2.875%, 02/01/27		31,804	30,908,042
	7.125%, 05/01/30		70,383	79,880,810
	4.650%, 06/15/35		5,000	5,018,483
#	3.500%, 12/15/42		15,000	12,533,175
TOTAL AGENCY OBLIGATIONS				1,575,649,302
BONDS — (49.3%)
AUSTRALIA — (4.0%)
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		4,000	3,814,398
Australia & New Zealand Banking Group Ltd.
	1.650%, 01/16/25	AUD	6,150	4,023,019
(r)	3M Swap + 0.750%, FRN, 5.183%, 09/11/26	AUD	10,000	6,609,100
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.810%, FRN, 5.661%, 01/18/27		9,500	$9,555,814
	5.350%, 11/04/27	AUD	35,090	23,504,933
(r)	3M Swap + 1.200%, FRN, 5.618%, 11/04/27	AUD	10,000	6,675,766
	4.950%, 09/11/28	AUD	25,130	16,629,673
	4.950%, 02/05/29	AUD	7,800	5,157,614
BHP Billiton Finance USA Ltd.
	4.125%, 02/24/42		730	633,829
	5.000%, 09/30/43		6,100	5,857,272
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.400%, FRN, 5.252%, 07/07/25		15,000	15,020,356
	4.200%, 08/18/25	AUD	5,000	3,279,082
(r)	3M Swap + 0.750%, FRN, 5.114%, 08/17/26	AUD	10,850	7,171,302
	2.400%, 01/14/27	AUD	4,500	2,821,877
	4.400%, 08/18/27	AUD	6,120	3,996,841
	5.000%, 01/13/28	AUD	12,640	8,369,292
	4.900%, 08/17/28	AUD	41,750	27,593,819
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,600	4,015,680
Ω	2.850%, 04/27/31		33,500	29,228,981
Ω	2.625%, 09/23/31		9,800	8,390,227
National Australia Bank Ltd.
	2.350%, 02/25/25	AUD	11,100	7,252,847
	3.900%, 05/30/25	AUD	1,208	791,535
(r)	3M Swap + 0.410%, FRN, 4.761%, 08/24/26	AUD	19,900	13,075,497
(r)	3M Swap + 0.850%, FRN, 5.217%, 11/16/26	AUD	19,000	12,576,172
	2.900%, 02/25/27	AUD	4,750	3,006,031
(r)	3M Swap + 0.720%, FRN, 5.071%, 02/25/27	AUD	53,140	35,069,002
(r)Ω	SOFR + 0.620%, FRN, 5.537%, 06/11/27		5,000	5,011,065
	4.950%, 11/25/27	AUD	23,090	15,296,122
	4.400%, 05/12/28	AUD	5,640	3,669,037

96

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.000%, FRN, 5.373%, 05/12/28	AUD	15,500	$10,285,724
	5.400%, 11/16/28	AUD	5,000	3,361,969
	4.850%, 03/22/29	AUD	30,000	19,771,231
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		1,200	1,193,199
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	1,700	1,110,998
	4.600%, 02/16/26	AUD	10,000	6,574,484
(r)	SOFR + 0.420%, FRN, 5.272%, 04/16/26		4,700	4,707,473
(r)	3M Swap + 0.750%, FRN, 5.123%, 08/10/26	AUD	23,500	15,527,829
(r)	3M Swap + 0.700%, FRN, 5.084%, 01/25/27	AUD	16,900	11,143,799
	5.300%, 11/11/27	AUD	7,300	4,882,581
	4.800%, 02/16/28	AUD	12,000	7,901,780
(r)	3M Swap + 0.980%, FRN, 5.347%, 02/16/28	AUD	6,500	4,311,187
	5.000%, 09/19/28	AUD	45,000	29,820,911
	5.000%, 01/15/29	AUD	46,600	30,859,743
#	2.150%, 06/03/31		56,200	48,299,790
TOTAL AUSTRALIA				487,848,881
BELGIUM — (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
	5.875%, 06/15/35		2,846	3,034,273
	4.375%, 04/15/38		5,800	5,344,875
	5.450%, 01/23/39		12,986	13,207,562
	4.950%, 01/15/42		5,000	4,768,338
Dexia SA
	0.500%, 01/17/25	EUR	14,800	16,011,846
TOTAL BELGIUM				42,366,894
CANADA — (2.2%)
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	11,726,202
Bank of Nova Scotia
	2.450%, 02/02/32		24,575	20,816,209
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,560,003
	5.750%, 05/01/43		4,000	4,082,864
		Face Amount	Value†
		(000)

CANADA — (Continued)
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	$5,341,386
Canadian Imperial Bank of Commerce
(r) SOFR + 0.940%, FRN, 5.792%, 06/28/27		16,394	16,462,528
6.092%, 10/03/33		4,800	5,109,713
Canadian Natural Resources Ltd.
2.950%, 07/15/30		12,722	11,379,566
5.850%, 02/01/35		3,000	3,040,304
6.250%, 03/15/38		6,000	6,237,214
6.750%, 02/01/39		5,000	5,399,992
CPPIB Capital, Inc.
4.400%, 01/15/29	AUD	15,000	9,779,497
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,551,191
Enbridge Energy Partners LP
5.500%, 09/15/40		1,264	1,228,909
Export Development Canada, SOFR + 0.330%, FRN
(r) 5.171%, 08/01/28		17,980	17,995,296
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		3,400	3,050,441
Nutrien Ltd.
3.000%, 04/01/25		3,460	3,434,954
Province of Alberta
3.600%, 04/11/28	AUD	2,900	1,830,662
Rogers Communications, Inc.
7.500%, 08/15/38		2,500	2,905,835
4.500%, 03/15/42		3,000	2,591,604
Royal Bank of Canada
2.609%, 11/01/24	CAD	8,200	5,889,147
3.403%, 03/24/25	CAD	4,200	3,013,617
(r) SOFR + 1.080%, FRN, 5.922%, 07/20/26		6,000	6,066,974
5.000%, 01/24/28	GBP	6,100	7,862,797
5.000%, 02/01/33		5,000	5,008,054
Suncor Energy, Inc.
6.800%, 05/15/38		5,585	6,089,731
6.850%, 06/01/39		3,000	3,295,833
Toronto-Dominion Bank
3.200%, 03/10/32		40,300	35,697,636
4.456%, 06/08/32		20,850	20,019,624
TransCanada PipeLines Ltd.
4.625%, 03/01/34		20,566	19,439,987
6.200%, 10/15/37		3,000	3,152,309
7.250%, 08/15/38		7,000	8,013,598

97

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

CANADA — (Continued)
	6.100%, 06/01/40		400	$415,082
TOTAL CANADA				263,488,759
FINLAND — (0.2%)
Kuntarahoitus OYJ
	0.000%, 11/15/24	EUR	14,000	15,214,320
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.606%, 03/19/27		2,925	2,937,230
TOTAL FINLAND				18,151,550
FRANCE — (0.4%)
Banque Federative du Credit Mutuel SA
	1.750%, 12/19/24	GBP	5,000	6,415,851
BNP Paribas SA
	1.875%, 12/14/27	GBP	4,000	4,667,941
Ω	4.400%, 08/14/28		2,200	2,153,332
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 5.782%, 03/11/27		2,000	2,008,940
	1.375%, 05/03/27	EUR	2,300	2,412,997
Ω	5.514%, 07/05/33		5,000	5,148,019
Sanofi SA
	3.625%, 06/19/28		10,200	9,922,819
Societe Generale SA
Ω	3.000%, 01/22/30		5,000	4,460,579
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,527	7,077,096
TOTAL FRANCE				44,267,574
GERMANY — (0.7%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		1,053	1,051,309
Ω	4.375%, 12/15/28		10,200	9,859,718
Ω	3.600%, 07/15/42		595	408,254
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	5,094,382
Deutsche Bank AG
	2.625%, 02/12/26	EUR	4,800	5,185,862
E.ON International Finance BV
Ω	6.650%, 04/30/38		9,000	9,821,865
Heidelberg Materials AG
	1.500%, 02/07/25	EUR	4,000	4,330,537
Kreditanstalt fuer Wiederaufbau
	4.300%, 07/13/27	AUD	10,000	6,567,048
	4.200%, 02/08/29	AUD	4,000	2,603,049
			Face Amount	Value†
			(000)

GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		10,899	$12,901,629
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		6,161	4,583,752
Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	1,400	1,523,931
	0.125%, 03/24/25	EUR	4,800	5,155,940
Volkswagen Group of America Finance LLC
#Ω	5.900%, 09/12/33		14,800	15,001,853
Volkswagen Leasing GmbH
	1.375%, 01/20/25	EUR	1,083	1,172,774
TOTAL GERMANY				85,261,903
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		1,100	1,015,878
	3.625%, 03/24/32		3,800	3,473,502
TOTAL HONG KONG				4,489,380
IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		3,309	2,650,629
ITALY — (0.2%)
Enel Finance International NV
Ω	5.500%, 06/26/34		10,000	10,089,483
Eni SpA
Ω	5.700%, 10/01/40		2,000	1,925,007
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,800	14,898,591
TOTAL ITALY				26,913,081
JAPAN — (1.9%)
Japan Government Five Year Bonds
	0.300%, 12/20/28	JPY	2,000,000	13,046,861
	0.500%, 06/20/29	JPY	2,000,000	13,134,046
Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	5,100,000	33,054,673
	0.100%, 12/20/28	JPY	1,500,000	9,705,871
	0.100%, 06/20/29	JPY	2,100,000	13,537,495

98

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

JAPAN — (Continued)
Japan Government Twenty Year Bonds
	2.100%, 06/20/29	JPY	1,000,000	$7,045,281
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		300	289,620
	3.195%, 07/18/29		4,977	4,641,554
	2.048%, 07/17/30		13,830	11,895,503
#	4.286%, 07/26/38		400	371,219
	3.751%, 07/18/39		11,191	9,618,285
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,062	9,116,067
	2.679%, 07/16/30		3,600	3,151,116
	2.608%, 07/14/31		10,000	8,500,381
NTT Finance Corp.
	0.010%, 03/03/25	EUR	1,500	1,615,072
ORIX Corp.
	2.250%, 03/09/31		9,600	8,117,383
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 6.023%, 07/09/29		21,250	21,457,187
	3.040%, 07/16/29		17,527	16,180,642
	2.130%, 07/08/30		14,250	12,277,965
	2.222%, 09/17/31		9,265	7,778,820
#	5.808%, 09/14/33		5,000	5,260,998
	2.296%, 01/12/41		7,700	5,289,016
Takeda Pharmaceutical Co. Ltd.
	5.650%, 07/05/44		10,000	10,195,540
TOTAL JAPAN				225,280,595
NETHERLANDS — (0.9%)
BNG Bank NV
	3.500%, 07/19/27	AUD	5,834	3,739,340
	3.300%, 07/17/28	AUD	10,000	6,299,201
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.554%, 01/09/26		10,500	10,532,065
(r)	3M Swap + 0.880%, FRN, 5.245%, 05/22/26	AUD	500	330,909
(r)	3M Swap + 0.730%, FRN, 5.126%, 01/27/27	AUD	1,600	1,054,908
(r)	3M Swap + 0.870%, FRN, 5.221%, 02/26/27	AUD	7,800	5,158,845
			Face Amount	Value†
			(000)

NETHERLANDS — (Continued)
(r)	SOFR + 0.710%, FRN, 5.658%, 03/05/27		5,500	$5,514,447
(r)	3M Swap + 1.150%, FRN, 5.529%, 11/21/28	AUD	25,000	16,641,703
	5.051%, 02/26/29	AUD	25,730	17,011,481
(r)	3M Swap + 1.030%, FRN, 5.381%, 02/26/29	AUD	5,700	3,776,490
	5.250%, 05/24/41		5,700	5,751,511
	Heineken NV
Ω	4.000%, 10/01/42		4,400	3,707,002
ING Groep NV
	3.000%, 02/18/26	GBP	1,200	1,506,330
	4.050%, 04/09/29		4,000	3,870,831
	LeasePlan Corp. NV
	2.125%, 05/06/25	EUR	5,000	5,409,070
Nederlandse Waterschapsbank NV
	3.400%, 07/22/25	AUD	4,100	2,675,437
	3.450%, 07/17/28	AUD	25,100	15,906,966
	TOTAL NETHERLANDS			108,886,536
NEW ZEALAND — (0.1%)
	ANZ New Zealand International Ltd.
	0.200%, 09/23/27	EUR	3,600	3,623,382
	New Zealand Local Government Funding Agency Bonds
	4.700%, 08/01/28	AUD	19,638	12,936,174
	TOTAL NEW ZEALAND			16,559,556
NORWAY — (0.1%)
	Equinor ASA
	1.750%, 01/22/26		3,000	2,903,965
Kommunalbanken AS
	4.250%, 07/16/25	AUD	1,000	656,297
	4.350%, 01/18/28	AUD	12,000	7,853,449
	3.400%, 07/24/28	AUD	1,692	1,068,608
	Norsk Hydro ASA
	1.125%, 04/11/25	EUR	5,000	5,388,724
	TOTAL NORWAY			17,871,043
SPAIN — (0.5%)
	Banco Bilbao Vizcaya Argentaria SA
	3.375%, 09/20/27	EUR	15,000	16,560,992
Banco Santander SA
	3.800%, 02/23/28		4,800	4,625,441

99

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

SPAIN — (Continued)
	3.490%, 05/28/30		4,000	$3,668,757
Telefonica Emisiones SA
	7.045%, 06/20/36		13,000	14,514,525
Telefonica Europe BV
	8.250%, 09/15/30		16,567	19,065,914
TOTAL SPAIN				58,435,629
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
African Development Bank
	4.000%, 01/10/25	AUD	19,170	12,598,617
	3.300%, 07/27/27	AUD	5,000	3,190,172
	3.350%, 08/08/28	AUD	10,400	6,556,234
Asian Development Bank
	3.300%, 08/08/28	AUD	5,000	3,158,419
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 5.397%, 02/20/28		30,400	30,430,096
(r)	SOFR + 0.300%, FRN, 5.361%, 02/16/29		3,772	3,764,692
European Investment Bank
	1.700%, 11/15/24	AUD	3,880	2,551,251
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 5.202%, 10/04/27		3,000	3,001,581
(r)	SOFR + 0.300%, FRN, 5.398%, 02/15/29		34,000	33,950,468
(r)	SOFR + 0.370%, FRN, 5.211%, 08/01/29		10,000	10,009,293
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 5.182%, 06/15/27		45,000	45,045,030
(r)	SOFR + 0.430%, FRN, 5.503%, 08/19/27		22,500	22,606,425
International Finance Corp.
	0.750%, 05/24/28	AUD	5,000	2,892,316
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				179,754,594
			Face Amount	Value†
			(000)

SWEDEN — (0.1%)
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.859%, 03/04/26	AUD	5,550	$3,648,547
(r)	SOFR + 1.250%, FRN, 6.145%, 06/15/26		3,450	3,496,944
(r)	3M Euribor + 0.450%, FRN, 3.920%, 03/08/27	EUR	8,300	9,059,923
TOTAL SWEDEN				16,205,414
SWITZERLAND — (0.1%)
UBS AG
	0.010%, 03/31/26	EUR	2,000	2,089,381
UBS Group AG
Ω	4.125%, 09/24/25		10,990	10,940,207
TOTAL SWITZERLAND				13,029,588
UNITED KINGDOM — (1.1%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	3,949,388
Ω	5.950%, 10/15/33		6,500	6,647,625
AstraZeneca PLC
	6.450%, 09/15/37		3,700	4,147,576
Barclays PLC
	3.650%, 03/16/25		14,330	14,255,734
BAT Capital Corp.
	4.906%, 04/02/30		20,600	20,385,438
	7.079%, 08/02/43		5,000	5,463,749
Diageo Capital PLC
	2.125%, 04/29/32		2,555	2,120,054
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		413	459,848
HSBC Holdings PLC
	4.950%, 03/31/30		12,700	12,708,673
#	6.100%, 01/14/42		7,500	8,252,485
Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		9,046	9,044,864
Lloyds Banking Group PLC
	3.750%, 01/11/27		2,730	2,673,140
LSEGA Financing PLC
Ω	3.200%, 04/06/41		35,202	26,589,658
Mead Johnson Nutrition Co.
	4.600%, 06/01/44		2,717	2,398,840
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	6,323	6,819,972

100

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED KINGDOM — (Continued)
Nationwide Building Society
Ω	3.900%, 07/21/25	4,200	$4,179,356
RELX Capital, Inc.
	4.750%, 05/20/32	3,633	3,607,014
Reynolds American, Inc.
	7.250%, 06/15/37	585	651,483
Vodafone Group PLC
#	7.875%, 02/15/30	690	789,356
TOTAL UNITED KINGDOM			135,144,253
UNITED STATES — (34.9%)
3M Co.
#	5.700%, 03/15/37	3,500	3,711,232
7-Eleven, Inc.
Ω	1.800%, 02/10/31	11,653	9,547,139
Ω	2.500%, 02/10/41	36,203	24,043,584
Abbott Laboratories
	2.950%, 03/15/25	5,200	5,166,528
	4.750%, 04/15/43	40,000	38,538,980
AbbVie, Inc.
	3.600%, 05/14/25	300	298,105
	4.500%, 05/14/35	1,000	956,607
	4.300%, 05/14/36	5,000	4,665,503
	4.400%, 11/06/42	13,262	11,857,473
Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	1,642	1,406,062
AEP Texas, Inc.
	4.700%, 05/15/32	20,000	19,510,082
Aetna, Inc.
	3.500%, 11/15/24	4,959	4,955,292
	6.750%, 12/15/37	8,500	9,231,951
	4.500%, 05/15/42	2,800	2,378,404
Affiliated Managers Group, Inc.
	3.300%, 06/15/30	21,400	19,427,407
Air Products & Chemicals, Inc.
	2.700%, 05/15/40	400	293,871
Alabama Power Co.
	5.500%, 03/15/41	17,561	17,576,054
Allegion PLC
	3.500%, 10/01/29	10,000	9,358,432
Allstate Corp.
	5.250%, 03/30/33	4,400	4,437,614
	5.350%, 06/01/33	7,500	7,595,920
Altria Group, Inc.
	3.400%, 05/06/30	10,700	9,878,535
	2.450%, 02/04/32	27,231	22,660,066
	3.400%, 02/04/41	16,800	12,512,058
	4.250%, 08/09/42	8,400	6,890,921
	4.500%, 05/02/43	9,100	7,659,502
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Amazon.com, Inc.
2.875%, 05/12/41	10,000	$7,552,124
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	2,200,707
Amdocs Ltd.
2.538%, 06/15/30	2,000	1,747,844
American Express Co.
3.300%, 05/03/27	4,396	4,261,353
American Honda Finance Corp., SOFR + 0.710%, FRN
(r) 5.554%, 07/09/27	8,882	8,905,342
American Tower Corp.
2.700%, 04/15/31	300	261,487
2.300%, 09/15/31	6,375	5,352,387
4.050%, 03/15/32	2,325	2,175,998
Ameriprise Financial, Inc.
4.500%, 05/13/32	8,200	8,060,646
Amgen, Inc.
2.300%, 02/25/31	3,400	2,931,448
2.000%, 01/15/32	9,200	7,575,618
3.350%, 02/22/32	14,200	12,827,771
3.150%, 02/21/40	26,545	20,283,068
2.800%, 08/15/41	26,250	18,907,348
5.600%, 03/02/43	10,000	10,007,918
Analog Devices, Inc.
3.450%, 06/15/27	3,531	3,440,618
2.800%, 10/01/41	2,200	1,587,452
Aon Corp.
4.500%, 12/15/28	2,300	2,279,002
2.800%, 05/15/30	13,400	12,008,801
6.250%, 09/30/40	3,400	3,612,549
Appalachian Power Co.
4.400%, 05/15/44	4,000	3,336,034
Apple, Inc.
2.375%, 02/08/41	4,000	2,840,285
3.850%, 05/04/43	3,500	2,985,527
Applied Materials, Inc.
5.850%, 06/15/41	400	423,091
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,495,381
2.600%, 08/15/29	4,846	4,404,175
2.200%, 12/15/31	31,150	25,777,255
5.050%, 09/01/41	400	377,775
Arrow Electronics, Inc.
# 3.875%, 01/12/28	11,938	11,530,213
Assurant, Inc.
2.650%, 01/15/32	4,000	3,357,022
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	4,600	4,087,740

101

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
AT&T, Inc.
2.550%, 12/01/33	18,868	$15,348,210
3.500%, 06/01/41	39,700	31,123,399
4.300%, 12/15/42	3,000	2,561,027
Autodesk, Inc.
4.375%, 06/15/25	3,015	3,008,296
3.500%, 06/15/27	9,509	9,263,976
Avnet, Inc.
4.625%, 04/15/26	4,760	4,732,911
3.000%, 05/15/31	17,500	15,034,369
5.500%, 06/01/32	13,180	13,091,305
AXIS Specialty Finance PLC
4.000%, 12/06/27	19,920	19,345,951
Baker Hughes Holdings LLC
5.125%, 09/15/40	5,677	5,484,064
Bank of America Corp.
5.875%, 02/07/42	31,457	33,524,365
Bank of New York Mellon Corp.
1.600%, 04/24/25	14,050	13,843,687
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	17,500	15,248,483
1.450%, 10/15/30	73,603	61,676,819
# 5.750%, 01/15/40	8,956	9,646,934
4.300%, 05/15/43	1,900	1,701,530
Berkshire Hathaway, Inc.
3.125%, 03/15/26	8,285	8,139,088
# 4.500%, 02/11/43	3,500	3,283,149
Best Buy Co., Inc.
4.450%, 10/01/28	17,993	17,783,120
1.950%, 10/01/30	12,200	10,368,606
Biogen, Inc.
2.250%, 05/01/30	19,587	17,010,265
Black Hills Corp.
2.500%, 06/15/30	2,250	1,963,060
4.350%, 05/01/33	5,728	5,316,039
Blackrock, Inc.
2.400%, 04/30/30	31,033	27,680,739
1.900%, 01/28/31	22,957	19,518,974
Boardwalk Pipelines LP
3.600%, 09/01/32	9,310	8,229,483
Boeing Co.
2.500%, 03/01/25	6,399	6,325,766
# 3.200%, 03/01/29	317	289,679
2.950%, 02/01/30	5,140	4,550,771
3.600%, 05/01/34	1,710	1,438,286
3.550%, 03/01/38	1,239	943,880
Boston Scientific Corp.
4.550%, 03/01/39	1,264	1,176,626
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
BP Capital Markets America, Inc.
	2.721%, 01/12/32	1,500	$1,299,403
	3.060%, 06/17/41	52,100	38,564,835
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	3,000	3,067,243
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	21,400	18,863,985
	2.350%, 11/13/40	1,800	1,230,336
	3.550%, 03/15/42	3,800	3,036,829
	4.500%, 03/01/44	400	356,108
Brixmor Operating Partnership LP
	4.050%, 07/01/30	5,600	5,311,686
Broadcom, Inc.
	4.300%, 11/15/32	31,000	29,486,884
Ω	2.600%, 02/15/33	200	165,983
Ω	3.419%, 04/15/33	200	176,214
#Ω	3.469%, 04/15/34	5,000	4,363,649
Ω	3.137%, 11/15/35	17,502	14,380,676
Ω	4.926%, 05/15/37	1,000	958,966
Ω	3.500%, 02/15/41	8,150	6,410,738
Brown & Brown, Inc.
	2.375%, 03/15/31	3,000	2,546,205
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	14,200	13,891,269
Burlington Northern Santa Fe LLC
	6.150%, 05/01/37	800	874,734
	5.750%, 05/01/40	400	420,801
	5.050%, 03/01/41	400	388,922
	5.400%, 06/01/41	400	403,449
	4.950%, 09/15/41	400	381,619
	4.400%, 03/15/42	400	357,467
	5.150%, 09/01/43	400	396,160
Capital One Financial Corp.
	3.200%, 02/05/25	2,300	2,288,598
	3.800%, 01/31/28	3,600	3,481,283
Carrier Global Corp.
	2.700%, 02/15/31	2,100	1,843,763
Caterpillar, Inc.
	3.803%, 08/15/42	800	667,285
Cencora, Inc.
#	2.800%, 05/15/30	29,884	26,869,130
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,478	4,369,713
	5.850%, 01/15/41	5,244	5,389,269
Charles Schwab Corp.
	3.000%, 03/10/25	12,777	12,693,018
	3.625%, 04/01/25	5,758	5,729,846
	1.950%, 12/01/31	700	577,595
	2.900%, 03/03/32	14,300	12,534,246
Chevron Corp.
	1.554%, 05/11/25	3,254	3,200,664

102

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Choice Hotels International, Inc.
3.700%, 12/01/29		1,470	$1,363,324
Chubb Corp.
6.000%, 05/11/37		400	430,038
6.500%, 05/15/38		400	449,053
Cigna Group
2.400%, 03/15/30		493	434,331
2.375%, 03/15/31		18,767	16,037,186
4.800%, 08/15/38		37,897	35,092,367
3.200%, 03/15/40		15,997	12,019,262
6.125%, 11/15/41		9,943	10,440,995
Cincinnati Financial Corp.
6.920%, 05/15/28		2,800	2,995,326
Cisco Systems, Inc.
5.500%, 01/15/40		5,000	5,172,307
Citigroup, Inc.
1.750%, 01/28/25	EUR	4,200	4,553,053
8.125%, 07/15/39		15,697	19,810,431
5.875%, 01/30/42		32,650	34,290,093
Clorox Co.
3.900%, 05/15/28		3,912	3,821,102
CME Group, Inc.
5.300%, 09/15/43		2,600	2,660,591
CNA Financial Corp.
4.500%, 03/01/26		13,822	13,757,559
3.900%, 05/01/29		850	818,380
5.500%, 06/15/33		5,000	5,084,490
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,774,223
Coca-Cola Co.
2.875%, 05/05/41		400	300,498
Comcast Corp.
4.250%, 01/15/33		15,667	14,897,262
7.050%, 03/15/33		14,000	15,944,116
4.200%, 08/15/34		400	373,846
6.500%, 11/15/35		400	444,105
3.200%, 07/15/36		400	329,753
3.900%, 03/01/38		1,200	1,035,657
4.600%, 10/15/38		5,700	5,268,938
6.550%, 07/01/39		400	443,280
3.250%, 11/01/39		3,000	2,334,515
3.750%, 04/01/40		24,900	20,566,940
4.650%, 07/15/42		1,000	905,302
Conagra Brands, Inc.
5.300%, 11/01/38		34,100	32,874,399
ConocoPhillips
5.900%, 05/15/38		400	421,007
6.500%, 02/01/39		800	887,213
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		1,280	1,278,087
5.300%, 03/01/35		400	404,863
6.750%, 04/01/38		400	454,240
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	5.500%, 12/01/39	400	$404,142
	5.700%, 06/15/40	400	411,330
	4.200%, 03/15/42	14,174	12,103,888
	3.950%, 03/01/43	7,400	6,118,628
Constellation Brands, Inc.
	3.150%, 08/01/29	5,800	5,382,083
Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,373,774
	5.750%, 10/01/41	2,300	2,319,260
Continental Resources, Inc.
	4.900%, 06/01/44	3,500	2,895,390
Corebridge Financial, Inc.
	4.350%, 04/05/42	400	339,829
Costco Wholesale Corp.
	1.600%, 04/20/30	8,754	7,495,556
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,765,732
Ω	4.800%, 02/01/35	10,552	9,786,499
Ω	4.700%, 12/15/42	4,700	3,868,706
Crown Castle, Inc.
	2.100%, 04/01/31	300	250,065
	2.900%, 04/01/41	19,205	13,712,099
CSL Finance PLC
Ω	4.625%, 04/27/42	2,032	1,840,616
CSX Corp.
	4.750%, 05/30/42	15,340	14,215,860
Cummins, Inc.
	4.875%, 10/01/43	15,876	14,905,440
CVS Health Corp.
	3.250%, 08/15/29	3,000	2,753,863
	4.780%, 03/25/38	9,500	8,478,286
	4.125%, 04/01/40	15,494	12,513,156
	2.700%, 08/21/40	7,400	4,927,905
	5.300%, 12/05/43	1,000	905,903
	6.000%, 06/01/44	4,500	4,420,433
Deere & Co.
	3.900%, 06/09/42	400	342,335
Dell International LLC/EMC Corp.
	3.375%, 12/15/41	5,509	4,138,258
Devon Energy Corp.
	5.600%, 07/15/41	15,858	15,026,982
	4.750%, 05/15/42	3,400	2,889,775
DH Europe Finance II SARL
	3.250%, 11/15/39	400	318,142
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	9,525	8,353,445
Dominion Energy, Inc.
	4.900%, 08/01/41	5,000	4,575,118

103

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Dow Chemical Co.
	5.250%, 11/15/41	400	$378,614
	4.375%, 11/15/42	2,116	1,787,800
Duke Energy Corp.
	3.300%, 06/15/41	25,250	18,901,672
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,294,894
Ω	2.775%, 01/07/32	641	539,108
Eastman Chemical Co.
	4.800%, 09/01/42	20,700	18,413,286
Eaton Corp.
	4.000%, 11/02/32	8,105	7,709,733
	4.150%, 11/02/42	3,000	2,593,605
Eaton Vance Corp.
	3.500%, 04/06/27	9,262	9,023,501
eBay, Inc.
	4.000%, 07/15/42	9,500	7,749,199
Ecolab, Inc.
	5.500%, 12/08/41	5,400	5,574,308
Elevance Health, Inc.
#	4.101%, 03/01/28	9,308	9,128,871
	5.950%, 12/15/34	11,300	11,902,013
	6.375%, 06/15/37	4,100	4,454,290
	4.625%, 05/15/42	25,970	22,967,292
	4.650%, 01/15/43	7,366	6,542,106
	5.100%, 01/15/44	1,200	1,118,671
Enbridge Energy Partners LP
	7.500%, 04/15/38	7,825	9,063,042
Energy Transfer LP
	6.050%, 06/01/41	400	401,357
	5.300%, 04/01/44	4,000	3,669,503
Enterprise Products Operating LLC
	6.875%, 03/01/33	1,400	1,567,504
	7.550%, 04/15/38	2,557	3,058,246
	6.125%, 10/15/39	6,217	6,622,675
	6.450%, 09/01/40	5,235	5,729,746
	5.950%, 02/01/41	2,617	2,744,814
	5.700%, 02/15/42	3,600	3,657,498
	4.850%, 08/15/42	2,400	2,217,330
	4.450%, 02/15/43	2,646	2,316,540
	4.850%, 03/15/44	9,000	8,273,278
Equifax, Inc.
	3.100%, 05/15/30	200	182,096
Equinix, Inc.
	3.200%, 11/18/29	2,500	2,309,723
	2.500%, 05/15/31	5,700	4,918,819
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	6,586,630
Ω	5.625%, 03/15/42	400	408,411
Eversource Energy
	4.250%, 04/01/29	600	585,300
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
	Exelon Corp.
	3.400%, 04/15/26		2,666	$2,615,602
	Extra Space Storage LP
	2.350%, 03/15/32		13,100	10,786,311
Exxon Mobil Corp.
	2.995%, 08/16/39		2,200	1,703,563
	4.227%, 03/19/40		8,200	7,331,933
FedEx Corp.
	4.900%, 01/15/34		2,075	2,061,356
	3.900%, 02/01/35		2,800	2,512,745
	3.250%, 05/15/41		9,750	7,261,561
Fidelity National Financial, Inc.
	3.400%, 06/15/30		19,454	17,641,228
	2.450%, 03/15/31		1,800	1,536,353
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		10,400	7,723,778
	First American Financial Corp.
	2.400%, 08/15/31		16,044	13,132,861
Flex Ltd.
	4.875%, 06/15/29		2,040	2,013,857
	4.875%, 05/12/30		4,000	3,915,057
	Flowserve Corp.
	2.800%, 01/15/32		29,138	24,752,347
	FMR LLC
Ω	4.950%, 02/01/33		2,400	2,370,954
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,900	3,621,563
	4.000%, 03/25/32		414	386,760
	Fox Corp.
	5.476%, 01/25/39		7,000	6,764,282
GATX Corp.
	3.250%, 03/30/25		3,170	3,144,168
	3.500%, 06/01/32		6,850	6,092,561
General Dynamics Corp.
	4.250%, 04/01/40		5,000	4,487,631
	2.850%, 06/01/41		400	294,169
General Motors Co.
	5.150%, 04/01/38		3,669	3,434,410
	6.250%, 10/02/43		1,800	1,812,404
General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	4,600	4,971,731
	5.250%, 03/01/26		9,736	9,763,696
	3.600%, 06/21/30		6,000	5,505,890
	3.100%, 01/12/32		8,400	7,218,341
Georgia Power Co.
	4.300%, 03/15/42		20,400	17,782,985
	4.300%, 03/15/43		400	342,507
	Georgia-Pacific LLC
	7.750%, 11/15/29		800	908,386

104

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Gilead Sciences, Inc.
	4.600%, 09/01/35	800	$768,230
	4.000%, 09/01/36	4,050	3,641,021
	2.600%, 10/01/40	17,300	12,316,720
	5.650%, 12/01/41	10,300	10,595,664
	4.800%, 04/01/44	7,000	6,449,779
	Global Payments, Inc.
	2.900%, 11/15/31	400	345,598
	Globe Life, Inc.
	4.800%, 06/15/32	10,000	9,698,422
	Goldman Sachs Group, Inc.
	3.750%, 05/22/25	6,213	6,178,098
	3.750%, 02/25/26	5,700	5,631,388
	2.600%, 02/07/30	4,600	4,111,088
	3.800%, 03/15/30	12,000	11,355,862
	6.125%, 02/15/33	1,621	1,761,415
	6.250%, 02/01/41	17,121	18,561,303
	Halliburton Co.
	4.850%, 11/15/35	400	384,729
	6.700%, 09/15/38	5,760	6,356,906
	7.450%, 09/15/39	2,200	2,602,265
	4.500%, 11/15/41	13,340	11,743,408
	4.750%, 08/01/43	2,200	1,964,322
	Harley-Davidson, Inc.
	3.500%, 07/28/25	4,983	4,919,739
	Hasbro, Inc.
	6.050%, 05/14/34	2,000	2,043,717
	6.350%, 03/15/40	3,700	3,851,333
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	20,000	17,354,678
	Healthcare Realty Holdings LP
	2.000%, 03/15/31	2,800	2,298,855
	Hess Corp.
	5.600%, 02/15/41	15,000	15,053,240
	Home Depot, Inc.
	5.875%, 12/16/36	15,888	17,040,213
	3.300%, 04/15/40	2,000	1,590,743
	5.400%, 09/15/40	22,000	22,324,063
	5.950%, 04/01/41	2,380	2,556,530
	Honeywell International, Inc.
	5.375%, 03/01/41	670	681,635
	HP, Inc.
	2.650%, 06/17/31	200	172,777
#	6.000%, 09/15/41	11,400	11,750,441
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44	32,762	31,630,030
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Indiana Michigan Power Co.
	6.050%, 03/15/37	1,108	$1,165,754
	Intel Corp.
	4.600%, 03/25/40	27,624	23,697,961
	2.800%, 08/12/41	23,576	15,607,708
	4.800%, 10/01/41	400	346,879
	5.625%, 02/10/43	25,100	23,956,610
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25	11,500	11,395,810
	4.600%, 03/15/33	14,500	14,114,300
	2.650%, 09/15/40	16,100	11,507,475
	International Business Machines Corp.
	3.300%, 01/27/27	154	149,574
	1.950%, 05/15/30	9,340	8,036,093
	4.150%, 05/15/39	8,300	7,275,870
	2.850%, 05/15/40	34,732	25,430,298
	4.000%, 06/20/42	5,800	4,852,957
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40	39,200	28,820,130
	Interpublic Group of Cos., Inc.
	4.750%, 03/30/30	375	370,996
	Interstate Power & Light Co.
	2.300%, 06/01/30	3,978	3,476,755
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	3,000	2,458,458
	2.700%, 01/15/34	1,500	1,213,604
	J.M. Smucker Co.
	3.500%, 03/15/25	3,600	3,578,608
	4.250%, 03/15/35	10,700	9,854,305
	Jabil, Inc.
	3.600%, 01/15/30	23,950	22,146,276
	3.000%, 01/15/31	15,033	13,253,067
	Jackson Financial, Inc.
	3.125%, 11/23/31	6,177	5,288,368
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31	20,514	17,363,773
	2.750%, 10/15/32	6,280	5,216,171
	Johnson & Johnson
	1.300%, 09/01/30	5,000	4,214,803
	JPMorgan Chase & Co.
	6.400%, 05/15/38	20,000	22,397,727
	5.500%, 10/15/40	4,400	4,500,220
	5.600%, 07/15/41	7,100	7,347,574
	5.400%, 01/06/42	9,350	9,492,473

105

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
JPMorgan Chase Bank NA
(r)	SOFR + 0.620%, FRN, 5.461%, 04/29/26	900	$903,722
(r)	SOFR + 1.000%, FRN, 5.936%, 12/08/26	22,820	23,082,314
Juniper Networks, Inc.
	3.750%, 08/15/29	3,600	3,398,699
	2.000%, 12/10/30	5,000	4,171,306
Kellanova
	3.400%, 11/15/27	2,900	2,800,586
	7.450%, 04/01/31	6,159	6,971,957
Kemper Corp.
	3.800%, 02/23/32	9,830	8,776,009
Kimco Realty OP LLC
	2.250%, 12/01/31	10,200	8,560,389
Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,800	6,352,291
	6.500%, 09/01/39	1,900	1,998,269
	6.550%, 09/15/40	3,000	3,154,881
	5.000%, 08/15/42	4,200	3,758,152
	4.700%, 11/01/42	400	343,034
	5.000%, 03/01/43	15,400	13,705,291
	5.500%, 03/01/44	8,520	8,037,293
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43	4,500	4,376,803
Kraft Heinz Foods Co.
	5.000%, 06/04/42	3,700	3,443,307
Kroger Co.
	7.500%, 04/01/31	16,177	18,429,275
Kyndryl Holdings, Inc.
	4.100%, 10/15/41	4,297	3,384,796
Lazard Group LLC
	4.500%, 09/19/28	17,626	17,261,756
	4.375%, 03/11/29	400	390,538
Legg Mason, Inc.
	4.750%, 03/15/26	3,745	3,742,126
	5.625%, 01/15/44	6,247	6,270,024
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	9,305	9,152,063
Ω	6.500%, 03/15/35	4,250	4,292,125
Lincoln National Corp.
#	3.050%, 01/15/30	300	272,542
	3.400%, 01/15/31	8,337	7,549,270
	3.400%, 03/01/32	23,378	20,724,874
	7.000%, 06/15/40	125	140,031
Lockheed Martin Corp.
	3.600%, 03/01/35	671	599,336
	4.500%, 05/15/36	1,000	956,554
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Loews Corp.
	3.750%, 04/01/26	7,290	$7,203,219
	6.000%, 02/01/35	5,000	5,389,361
	4.125%, 05/15/43	2,000	1,715,470
Lowe's Cos., Inc.
	2.800%, 09/15/41	25,000	17,628,764
LYB International Finance BV
	5.250%, 07/15/43	8,800	8,186,579
	4.875%, 03/15/44	4,800	4,261,802
LYB International Finance III LLC
	3.375%, 10/01/40	18,700	14,114,048
Marathon Petroleum Corp.
	6.500%, 03/01/41	14,663	15,396,035
Marriott International, Inc.
	2.750%, 10/15/33	7,200	5,962,038
Mars, Inc.
Ω	1.625%, 07/16/32	7,250	5,814,219
Ω	3.600%, 04/01/34	400	360,200
Ω	3.875%, 04/01/39	800	688,002
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31	2,561	2,186,117
Medtronic, Inc.
	4.375%, 03/15/35	3,065	2,934,848
Merck & Co., Inc.
	3.400%, 03/07/29	8,084	7,731,378
	1.450%, 06/24/30	40,801	34,401,627
	3.900%, 03/07/39	400	348,633
	2.350%, 06/24/40	800	556,602
MetLife, Inc.
	5.375%, 07/15/33	5,000	5,136,838
	6.375%, 06/15/34	19,000	20,811,707
	5.700%, 06/15/35	7,200	7,534,874
	5.875%, 02/06/41	6,778	7,080,737
	4.125%, 08/13/42	5,800	4,943,274
	4.875%, 11/13/43	13,561	12,684,457
Micron Technology, Inc.
#	4.663%, 02/15/30	330	323,978
	2.703%, 04/15/32	2,650	2,240,625
	3.366%, 11/01/41	31,640	23,639,900
Mohawk Industries, Inc.
#	3.625%, 05/15/30	1,971	1,841,306
Molson Coors Beverage Co.
	5.000%, 05/01/42	7,000	6,561,805
Morgan Stanley
	3.875%, 01/27/26	13,483	13,359,209
	7.250%, 04/01/32	14,996	17,208,585
	6.375%, 07/24/42	14,388	16,155,064
Mosaic Co.
	5.625%, 11/15/43	9,000	8,679,846
Motorola Solutions, Inc.
	4.600%, 05/23/29	3,500	3,468,747

106

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
	2.300%, 11/15/30		25,444	$21,882,468
	MPLX LP
	4.500%, 04/15/38		4,700	4,162,919
	Mylan, Inc.
	5.400%, 11/29/43		6,000	5,319,382
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,337,943
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	3,208,488
	NBCUniversal Media LLC
	4.450%, 01/15/43		800	705,640
	Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	522,642
	NetApp, Inc.
	2.700%, 06/22/30		4,400	3,903,391
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,450,253
Newmont Corp.
	5.875%, 04/01/35		400	422,118
	4.875%, 03/15/42		400	375,420
NIKE, Inc.
	2.850%, 03/27/30		12,987	11,890,319
	3.250%, 03/27/40		5,000	3,975,018
	Northern Trust Corp.
	1.950%, 05/01/30		19,870	17,237,913
Nucor Corp.
	3.950%, 05/01/28		4,016	3,924,235
	3.125%, 04/01/32		7,340	6,519,814
	6.400%, 12/01/37		6,585	7,280,960
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,348	2,348,000
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33		4,200	4,297,939
	Omnicom Group, Inc.
	4.200%, 06/01/30		12,055	11,665,528
ONE Gas, Inc.
	4.250%, 09/01/32		4,300	4,134,665
#	4.658%, 02/01/44		400	357,838
	ONEOK Partners LP
	6.125%, 02/01/41		2,000	2,022,293
Oracle Corp.
	3.250%, 11/15/27		13,393	12,866,557
	4.300%, 07/08/34		400	373,435
	3.900%, 05/15/35		800	711,173
	3.600%, 04/01/40		5,500	4,380,509
	5.375%, 07/15/40		10,000	9,786,867
	3.650%, 03/25/41		21,500	17,015,628
	Ovintiv, Inc.
	6.500%, 02/01/38		5,000	5,159,084
	Owens Corning
	3.875%, 06/01/30		9,226	8,712,874
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
Parker-Hannifin Corp.
	3.300%, 11/21/24		3,093	$3,089,961
	3.250%, 06/14/29		5,200	4,883,143
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		133	129,247
PepsiCo, Inc.
	4.875%, 11/01/40		400	387,693
	2.625%, 10/21/41		1,200	853,300
Pfizer, Inc.
	4.000%, 12/15/36		400	364,949
	4.100%, 09/15/38		1,600	1,434,090
	3.900%, 03/15/39		6,600	5,738,461
	7.200%, 03/15/39		2,400	2,865,152
	2.550%, 05/28/40		2,000	1,428,081
	5.600%, 09/15/40		400	410,654
Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	774	841,657
	3.250%, 11/10/24		6,698	6,692,984
	3.375%, 08/15/29		5,600	5,274,977
	2.100%, 05/01/30		8,350	7,253,126
	5.375%, 02/15/33		1,000	1,013,616
	5.625%, 09/07/33		10,000	10,310,729
	6.375%, 05/16/38		13,000	14,265,639
	4.375%, 11/15/41		9,815	8,553,907
	4.500%, 03/20/42		400	353,448
	3.875%, 08/21/42		10,975	8,904,386
	4.125%, 03/04/43		7,308	6,105,121
Phillips 66
	2.150%, 12/15/30		400	342,056
	4.650%, 11/15/34		400	378,364
	5.875%, 05/01/42		1,592	1,620,084
Plains All American Pipeline LP/PAA Finance Corp.
	5.150%, 06/01/42		13,148	11,922,901
	4.300%, 01/31/43		8,941	7,265,447
	4.700%, 06/15/44		9,000	7,659,871
PNC Bank NA
	2.950%, 02/23/25		1,093	1,086,273
	3.250%, 06/01/25		4,680	4,640,361
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	2,125	2,295,686
	2.550%, 06/15/30		9,250	8,205,325
Precision Castparts Corp.
	3.250%, 06/15/25		14,684	14,540,172
	3.900%, 01/15/43		3,000	2,503,519
Primerica, Inc.
	2.800%, 11/19/31		15,500	13,206,983
Principal Financial Group, Inc.
	3.400%, 05/15/25		2,300	2,281,805
	6.050%, 10/15/36		4,000	4,240,537
Progress Energy, Inc.
	7.750%, 03/01/31		2,500	2,856,502

107

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
6.000%, 12/01/39	5,600	$5,799,992
Progressive Corp.
3.000%, 03/15/32	16,100	14,335,463
Prologis LP
5.125%, 01/15/34	5,563	5,572,935
Prudential Financial, Inc.
3.000%, 03/10/40	9,850	7,469,242
Public Service Enterprise Group, Inc.
8.625%, 04/15/31	1,000	1,170,768
PulteGroup, Inc.
7.875%, 06/15/32	3,895	4,536,094
6.375%, 05/15/33	11,000	11,771,753
6.000%, 02/15/35	6,449	6,750,762
QUALCOMM, Inc.
1.650%, 05/20/32	10,143	8,138,483
Quanta Services, Inc.
2.900%, 10/01/30	302	271,719
Realty Income Corp.
2.700%, 02/15/32	14,491	12,431,960
2.850%, 12/15/32	8,577	7,306,711
1.800%, 03/15/33	1,800	1,397,588
4.900%, 07/15/33	5,000	4,915,515
Reinsurance Group of America, Inc.
3.950%, 09/15/26	15,789	15,566,072
3.900%, 05/15/29	4,725	4,533,159
3.150%, 06/15/30	15,455	14,057,530
Revvity, Inc.
3.300%, 09/15/29	1,300	1,202,369
Royalty Pharma PLC
2.200%, 09/02/30	10,000	8,541,377
3.300%, 09/02/40	68,617	50,789,220
RTX Corp.
4.450%, 11/16/38	1,200	1,095,529
4.700%, 12/15/41	5,600	5,110,721
4.500%, 06/01/42	28,524	25,396,735
Salesforce, Inc.
3.700%, 04/11/28	7,800	7,626,681
2.700%, 07/15/41	1,600	1,156,935
Santander Holdings USA, Inc.
4.500%, 07/17/25	17,590	17,511,636
Shell Finance U.S., Inc.
4.550%, 08/12/43	5,000	4,525,042
Shell International Finance BV
5.500%, 03/25/40	2,200	2,255,002
2.875%, 11/26/41	3,200	2,356,040
Sherwin-Williams Co.
2.950%, 08/15/29	4,800	4,424,924
Simon Property Group LP
2.650%, 07/15/30	19,576	17,472,726
# 2.200%, 02/01/31	13,548	11,625,459
2.250%, 01/15/32	7,377	6,200,614
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	5.500%, 03/08/33	5,400	$5,543,213
	6.750%, 02/01/40	1,200	1,347,297
	4.750%, 03/15/42	4,870	4,471,000
	Southern California Edison Co.
	6.650%, 04/01/29	400	427,952
	Southern Co. Gas Capital Corp.
	5.875%, 03/15/41	400	416,558
	Southern Power Co.
	5.150%, 09/15/41	3,000	2,866,483
	Southwest Gas Corp.
	3.700%, 04/01/28	2,500	2,399,682
	2.200%, 06/15/30	13,700	11,779,670
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	2,650	2,314,810
	5.200%, 09/01/40	800	775,653
	Steel Dynamics, Inc.
	3.250%, 01/15/31	19,725	17,979,515
	Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31	11,500	9,476,352
	Sutter Health
	3.161%, 08/15/40	2,000	1,547,059
	Targa Resources Corp.
	4.200%, 02/01/33	3,000	2,757,728
	Target Corp.
	4.000%, 07/01/42	2,100	1,811,268
	Texas Instruments, Inc.
	3.875%, 03/15/39	5,790	5,113,525
	Textron, Inc.
	2.450%, 03/15/31	14,820	12,657,980
	Thermo Fisher Scientific, Inc.
	2.800%, 10/15/41	2,700	1,957,644
	5.404%, 08/10/43	7,500	7,605,837
	T-Mobile USA, Inc.
	4.375%, 04/15/40	8,000	7,078,087
	3.000%, 02/15/41	400	293,856
	Travelers Cos., Inc.
	6.250%, 06/15/37	1,335	1,466,398
	5.350%, 11/01/40	1,200	1,204,786
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41	10,000	8,903,822
	Union Pacific Corp.
	3.250%, 01/15/25	9,115	9,083,401
	2.891%, 04/06/36	23,350	19,169,617
	3.600%, 09/15/37	1,800	1,543,910
	4.375%, 09/10/38	1,100	1,022,940
	3.550%, 08/15/39	400	332,492
	3.200%, 05/20/41	15,400	11,878,616
	3.375%, 02/14/42	5,150	4,042,805

108

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
United Parcel Service, Inc.
4.875%, 11/15/40		8,011	$7,655,821
UnitedHealth Group, Inc.
4.200%, 05/15/32		18,800	18,059,433
5.800%, 03/15/36		400	422,382
6.875%, 02/15/38		350	405,382
3.500%, 08/15/39		17,038	13,957,956
2.750%, 05/15/40		14,700	10,666,981
5.700%, 10/15/40		2,400	2,486,814
5.950%, 02/15/41		1,400	1,477,250
3.050%, 05/15/41		28,569	21,396,556
4.625%, 11/15/41		3,400	3,125,723
3.950%, 10/15/42		4,000	3,336,298
5.500%, 07/15/44		19,070	19,283,873
Unum Group
3.875%, 11/05/25		1,977	1,953,312
4.000%, 06/15/29		10,963	10,537,996
5.750%, 08/15/42		3,000	2,977,519
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		10,468	10,297,463
Valero Energy Corp.
7.500%, 04/15/32		580	656,731
6.625%, 06/15/37		11,550	12,440,933
Ventas Realty LP
3.000%, 01/15/30		1,100	997,193
VeriSign, Inc.
2.700%, 06/15/31		5,106	4,374,051
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	6,200	4,068,796
4.016%, 12/03/29		9,753	9,381,588
2.355%, 03/15/32		2,733	2,278,624
4.812%, 03/15/39		10,500	9,836,687
2.650%, 11/20/40		7,350	5,136,602
3.400%, 03/22/41		44,350	34,328,491
2.850%, 09/03/41		6,166	4,387,438
3.850%, 11/01/42		3,690	2,987,700
Viatris, Inc.
2.700%, 06/22/30		1,000	867,791
3.850%, 06/22/40		10,446	7,834,410
Virginia Electric & Power Co.
6.000%, 01/15/36		3,100	3,284,343
6.000%, 05/15/37		1,000	1,053,029
8.875%, 11/15/38		2,000	2,646,220
4.000%, 01/15/43		8,000	6,604,342
Visa, Inc.
# 2.050%, 04/15/30		48,659	42,803,229
Voya Financial, Inc.
5.700%, 07/15/43		913	892,302
Walmart, Inc.
5.625%, 04/01/40		6,000	6,384,627
5.000%, 10/25/40		7,200	7,209,509
Walt Disney Co.
6.400%, 12/15/35		3,000	3,326,310
# 4.625%, 03/23/40		6,500	6,140,076
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
	3.500%, 05/13/40		27,596	$22,359,532
	6.150%, 02/15/41		400	434,101
	5.400%, 10/01/43		11,750	11,802,143
	4.750%, 09/15/44		400	369,604
WEC Energy Group, Inc.
	3.550%, 06/15/25		1,757	1,739,865
Wells Fargo & Co.
	3.000%, 02/19/25		4,264	4,238,270
	2.000%, 07/28/25	GBP	887	1,117,643
	4.150%, 01/24/29		600	585,229
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.982%, 12/11/26		840	848,845
Welltower OP LLC
	4.125%, 03/15/29		1,150	1,121,671
	2.750%, 01/15/31		17,596	15,572,801
	2.750%, 01/15/32		4,600	3,969,965
	6.500%, 03/15/41		1,903	2,095,402
Westlake Corp.
	3.375%, 06/15/30		11,785	10,869,294
WestRock MWV LLC
	8.200%, 01/15/30		19,367	22,158,309
Weyerhaeuser Co.
	7.375%, 03/15/32		813	921,327
Whirlpool Corp.
	3.700%, 05/01/25		14,663	14,561,049
#	4.750%, 02/26/29		700	692,489
Williams Cos., Inc.
	3.500%, 11/15/30		13,600	12,531,708
	6.300%, 04/15/40		20,000	21,086,468
WP Carey, Inc.
	2.400%, 02/01/31		2,300	1,965,509
	2.450%, 02/01/32		9,800	8,174,554
WRKCo, Inc.
#	3.000%, 06/15/33		19,705	16,717,479
TOTAL UNITED STATES				4,235,513,410
TOTAL BONDS				5,982,119,269
U.S. TREASURY OBLIGATIONS — (34.4%)
U.S. Treasury Bills
∞	4.720%, 11/19/24		40,000	39,907,547
∞	4.704%, 11/26/24		40,000	39,872,264
∞	4.689%, 11/29/24		40,000	39,856,992
∞	4.669%, 12/03/24		25,000	24,898,330
U.S. Treasury Bonds
#	5.250%, 02/15/29		28,500	29,828,144
	6.125%, 08/15/29		25,000	27,110,351
	6.250%, 05/15/30		67,000	73,778,516
	1.125%, 05/15/40		74,000	46,189,297
	1.125%, 08/15/40		165,000	102,029,298
	1.375%, 11/15/40		162,000	103,971,095
	1.875%, 02/15/41		137,000	95,107,969

109

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	2.250%, 05/15/41	95,000	$69,813,867
	1.750%, 08/15/41	195,000	130,794,727
	2.000%, 11/15/41	146,000	101,618,281
	2.375%, 02/15/42	135,000	99,457,031
	3.000%, 05/15/42	10,000	8,117,188
	2.750%, 08/15/42	123,000	95,694,961
	2.750%, 11/15/42	120,000	92,990,626
	3.125%, 02/15/43	114,000	93,377,578
	2.875%, 05/15/43	120,000	94,167,187
	3.625%, 08/15/43	40,000	35,109,375
	3.750%, 11/15/43	40,000	35,673,438
	3.625%, 02/15/44	110,000	96,125,391
	3.375%, 05/15/44	126,000	105,933,516
	3.125%, 08/15/44	130,000	104,721,094
	4.125%, 08/15/44	90,000	84,515,625
U.S. Treasury Notes
#	2.250%, 11/15/24	65,000	64,938,375
	1.500%, 11/30/24	60,000	59,849,009
#	2.125%, 11/30/24	30,000	29,939,016
	4.500%, 11/30/24	30,000	29,994,161
(r)	3M USTMMR + 0.200%, FRN, 4.742%, 01/31/25	160,000	160,039,162
(r)	3M USTMMR + 0.169%, FRN, 4.711%, 04/30/25	165,000	164,984,343
(r)	3M USTMMR + 0.125%, FRN, 4.667%, 07/31/25	160,000	159,916,822
(r)	3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25	160,000	159,926,339
(r)	3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26	160,000	160,067,549
(r)	3M USTMMR + 0.150%, FRN, 4.692%, 04/30/26	188,000	187,847,549
(r)	3M USTMMR + 0.182%, FRN, 4.724%, 07/31/26	80,000	79,963,662
	2.250%, 08/15/27	20,000	19,011,719
	Face Amount	Value†
	(000)

2.250%, 11/15/27	24,018	$22,732,007
3.875%, 11/30/27	25,000	24,811,523
2.750%, 02/15/28	47,000	44,985,977
1.125%, 02/29/28	54,000	48,954,375
1.250%, 03/31/28	15,000	13,625,391
1.250%, 04/30/28	40,000	36,253,125
2.875%, 05/15/28	69,000	66,110,625
2.875%, 08/15/28	90,000	85,960,547
3.125%, 11/15/28	75,000	72,117,187
2.625%, 02/15/29	25,000	23,500,000
2.375%, 03/31/29	10,000	9,282,813
3.500%, 01/31/30	25,000	24,206,055
3.500%, 04/30/30	25,000	24,166,015
3.750%, 05/31/30	19,000	18,588,828
3.750%, 06/30/30	19,000	18,579,922
4.000%, 07/31/30	25,000	24,754,883
4.125%, 08/31/30	65,000	64,748,633
4.625%, 09/30/30	65,000	66,429,492
4.875%, 10/31/30	25,000	25,881,836
4.375%, 11/30/30	25,000	25,220,703
4.250%, 02/28/31	25,000	25,045,898
4.625%, 05/31/31	10,000	10,225,000
1.375%, 11/15/31	20,000	16,542,188
1.875%, 02/15/32	40,000	34,101,562
2.875%, 05/15/32	40,000	36,481,250
2.750%, 08/15/32	90,000	81,101,953
4.125%, 11/15/32	80,000	79,393,750
TOTAL U.S. TREASURY OBLIGATIONS		4,170,938,932
TOTAL INVESTMENT SECURITIES (Cost $12,387,559,131)		11,728,707,503

		Shares
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	34,818,096	402,706,095
TOTAL INVESTMENTS — (100.0%)
(Cost $12,790,263,187)			$12,131,413,598

110

DFA Investment Grade Portfolio
CONTINUED
As of October 31, 2024, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	147,051,671	USD	96,651,181	Australia and New Zealand Bank	11/04/24	$123,518
USD	101,680,422	AUD	147,051,671	HSBC Bank	11/04/24	4,905,723
EUR	27,272,161	USD	29,647,566	HSBC Bank	11/04/24	17,723
USD	11,481,620	GBP	8,618,256	UBS AG	11/04/24	368,803
USD	30,278,644	EUR	27,272,161	UBS AG	11/04/24	613,354
USD	11,253,114	GBP	8,580,403	Citibank, N.A.	11/05/24	189,122
USD	36,151,237	EUR	32,693,894	HSBC Bank	11/05/24	586,939
USD	93,468,774	JPY	13,659,327,476	State Street Bank and Trust	11/05/24	3,569,290
JPY	13,659,327,476	USD	89,439,161	UBS AG	11/05/24	460,323
USD	89,536,928	AUD	133,011,061	Bank of New York Mellon	11/12/24	1,993,974
USD	52,711,958	AUD	78,264,784	Citibank, N.A.	11/15/24	1,199,418
USD	5,421,510	CAD	7,349,741	Bank of America Corp.	11/18/24	140,022
USD	142,012,288	AUD	211,924,352	Bank of America Corp.	11/19/24	2,521,686
USD	139,299,827	AUD	209,754,937	Societe Generale	11/25/24	1,228,802
USD	11,179,794	GBP	8,616,271	Citibank, N.A.	12/02/24	69,995
USD	4,098,325	EUR	3,735,467	State Street Bank and Trust	01/09/25	23,367
USD	3,781,451	CAD	5,208,429	State Street Bank and Trust	01/23/25	29,884
Total Appreciation						$18,041,943
GBP	8,618,256	USD	11,182,790	Citibank, N.A.	11/04/24	$(69,974)
EUR	7,531,927	USD	8,250,897	Societe Generale	11/05/24	(57,694)
USD	25,129,197	EUR	23,102,428	State Street Bank and Trust	11/15/24	(12,070)
USD	96,192,787	AUD	146,311,988	Australia and New Zealand Bank	12/02/24	(123,763)
USD	29,653,624	EUR	27,206,208	HSBC Bank	01/03/25	(17,205)
USD	89,832,426	JPY	13,603,566,793	UBS AG	01/06/25	(460,999)
USD	28,814,484	EUR	26,576,846	State Street Bank and Trust	01/23/25	(195,297)
Total (Depreciation)						$(937,002)
Total Appreciation (Depreciation)						$17,104,941
As of October 31, 2024, the value of Rule 144A securities amounted to $403,444,209 or 3.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,575,649,302	—	$1,575,649,302
Bonds
Australia	—	487,848,881	—	487,848,881
Belgium	—	42,366,894	—	42,366,894
Canada	—	263,488,759	—	263,488,759
Finland	—	18,151,550	—	18,151,550
France	—	44,267,574	—	44,267,574
Germany	—	85,261,903	—	85,261,903
Hong Kong	—	4,489,380	—	4,489,380

111

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$2,650,629	—	$2,650,629
Italy	—	26,913,081	—	26,913,081
Japan	—	225,280,595	—	225,280,595
Netherlands	—	108,886,536	—	108,886,536
New Zealand	—	16,559,556	—	16,559,556
Norway	—	17,871,043	—	17,871,043
Spain	—	58,435,629	—	58,435,629
Supranational Organization Obligations	—	179,754,594	—	179,754,594
Sweden	—	16,205,414	—	16,205,414
Switzerland	—	13,029,588	—	13,029,588
United Kingdom	—	135,144,253	—	135,144,253
United States	—	4,235,513,410	—	4,235,513,410
U.S. Treasury Obligations	—	4,170,938,932	—	4,170,938,932
Securities Lending Collateral	—	402,706,095	—	402,706,095
Total Investments in Securities	—	$12,131,413,598	—	$12,131,413,598
Financial Instruments
Assets
Forward Currency Contracts**	—	18,041,943	—	18,041,943
Liabilities
Forward Currency Contracts**	—	(937,002)	—	(937,002)
Total Financial Instruments	—	$17,104,941	—	$17,104,941
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
112

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.5%)
U.S. Treasury Inflation-Indexed Notes
0.250%, 01/15/25	78,790	$78,208,864
0.125%, 04/15/25	79,215	78,124,007
0.125%, 10/15/25	31,240	30,663,653
0.625%, 01/15/26	75,540	74,103,078
0.125%, 04/15/27	77,123	73,834,342
TOTAL U.S. TREASURY OBLIGATIONS		334,933,944

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.9%)
DFA Intermediate Government Fixed Income Portfolio	77,557,989	851,586,718
DFA Two-Year Global Fixed Income Portfolio	53,016,913	523,276,930
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,482,696,230)		1,374,863,648
TOTAL INVESTMENT SECURITIES (Cost $1,816,967,977)		1,709,797,592

TEMPORARY CASH INVESTMENTS — (0.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	9,762,899	9,762,899
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $1,826,730,888)			$1,719,560,503
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$334,933,944	—	$334,933,944
Affiliated Investment Companies	$1,374,863,648	—	—	1,374,863,648
Temporary Cash Investments	9,762,899	—	—	9,762,899
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	$1,384,626,547	$334,933,956	—	$1,719,560,503
See accompanying Notes to Financial Statements.
113

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	170,412	$106,489,568
0.125%, 02/15/51	180,077	106,619,063
0.125%, 02/15/52	182,436	106,807,618
1.500%, 02/15/53	53,889	46,233,476
TOTAL U.S. TREASURY OBLIGATIONS Cost ($514,233,764)		366,149,725
TOTAL INVESTMENTS — (100.0%)
(Cost $514,233,764)		$366,149,725
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$366,149,725	—	$366,149,725
Total Investments in Securities	—	$366,149,725	—	$366,149,725
See accompanying Notes to Financial Statements.
114

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	418,772	$417,771,940
3.625%, 04/15/28	446,667	472,505,926
2.500%, 01/15/29	475,775	488,512,865
3.875%, 04/15/29	447,584	485,372,424
3.375%, 04/15/32	279,318	308,144,478
2.125%, 02/15/40	410,708	412,637,597
2.125%, 02/15/41	377,783	380,644,818
0.750%, 02/15/42	160,208	128,633,620
0.625%, 02/15/43	175,938	135,594,308
1.375%, 02/15/44	205,979	180,235,661
U.S. Treasury Inflation-Indexed Notes
0.500%, 01/15/28	225,372	216,142,390
0.750%, 07/15/28	51,416	49,673,466
0.875%, 01/15/29	501,785	482,704,052
0.250%, 07/15/29	148,291	138,389,867
0.125%, 01/15/30	245,923	225,318,937
0.125%, 07/15/30	98,221	89,552,790
0.125%, 01/15/31	151,156	135,921,316
0.125%, 07/15/31	110,402	98,696,304
0.125%, 01/15/32	208,949	184,279,560
1.125%, 01/15/33	10,568	9,919,794
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,526,714,197)		5,040,652,113

		Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	7,066,184	7,066,184
TOTAL INVESTMENTS — (100.0%)
(Cost $5,533,780,381)			$5,047,718,297
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,040,652,113	—	$5,040,652,113
Temporary Cash Investments	$7,066,184	—	—	7,066,184
Total Investments in Securities	$7,066,184	$5,040,652,113	—	$5,047,718,297
See accompanying Notes to Financial Statements.
115

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
BONDS — (75.0%)
AUSTRALIA — (6.5%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 5.437%, 03/18/26		4,401	$4,408,482
(r)	3M Swap + 0.830%, FRN, 5.264%, 03/31/26	AUD	1,900	1,257,017
(r)	3M Swap + 0.800%, FRN, 5.154%, 02/05/27	AUD	1,800	1,189,863
(r)Ω	SOFR + 0.680%, FRN, 5.532%, 07/16/27		6,000	6,023,904
(r)Ω	SOFR + 0.650%, FRN, 5.508%, 09/30/27		6,176	6,189,566
Commonwealth Bank of Australia
(r)	SOFR + 0.740%, FRN, 5.640%, 03/14/25		2,500	2,505,121
(r)	SOFR + 0.400%, FRN, 5.252%, 07/07/25		2,150	2,152,918
(r)Ω	SOFR + 0.630%, FRN, 5.541%, 09/12/25		3,100	3,105,465
(r)Ω	SOFR + 0.750%, FRN, 5.655%, 03/13/26		1,100	1,106,292
(r)Ω	SOFR + 0.520%, FRN, 5.420%, 06/15/26		1,050	1,051,172
(r)	3M Swap + 0.700%, FRN, 5.115%, 01/14/27	AUD	3,200	2,110,869
(r)	3M Swap + 1.020%, FRN, 5.384%, 08/18/27	AUD	2,500	1,661,242
(r)	3M Swap + 0.950%, FRN, 5.314%, 08/17/28	AUD	2,500	1,657,935
Glencore Funding LLC
Ω	1.625%, 04/27/26		1,748	1,668,964
Ω	4.000%, 03/27/27		2,000	1,962,045
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)Ω	SOFR + 1.060%, FRN, 5.906%, 04/04/27		5,000	$5,035,603
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 6.145%, 12/07/26		12,620	12,783,968
(r)Ω	SOFR + 0.920%, FRN, 5.777%, 07/02/27		2,960	2,979,689
Macquarie Group Ltd.
Ω	6.207%, 11/22/24		2,000	2,001,259
National Australia Bank Ltd.
(r)Ω	SOFR + 0.760%, FRN, 5.853%, 05/13/25		2,670	2,678,687
(r)	SOFR + 0.860%, FRN, 5.800%, 06/09/25		2,500	2,509,630
(r)Ω	SOFR + 0.650%, FRN, 5.584%, 12/10/25		2,880	2,891,326
(r)	3M Swap + 0.780%, FRN, 5.153%, 05/12/26	AUD	4,151	2,744,503
(r)	3M Swap + 0.410%, FRN, 4.761%, 08/24/26	AUD	3,400	2,234,005
(r)	3M Swap + 0.850%, FRN, 5.217%, 11/16/26	AUD	7,900	5,229,040
(r)	3M Swap + 1.200%, FRN, 5.551%, 11/25/27	AUD	3,650	2,438,024
(r)	3M Swap + 1.000%, FRN, 5.373%, 05/12/28	AUD	1,800	1,194,471
Norfina Ltd., 3M Swap + 0.930%, FRN
(r)	5.295%, 08/22/25	AUD	1,200	793,084
Stockland Trust
	1.625%, 04/27/26	EUR	750	792,570
Telstra Corp. Ltd.
	3.125%, 04/07/25		192	190,416
Toyota Finance Australia Ltd.
	0.064%, 01/13/25	EUR	3,450	3,729,658

116

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CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
(r)	3M Swap + 0.690%, FRN, 5.108%, 03/17/25	AUD	6,500	$4,284,237
	4.125%, 06/04/26	AUD	500	326,427
(r)	3M Swap + 0.750%, FRN, 5.123%, 08/10/26	AUD	6,400	4,228,856
(r)	3M Swap + 0.820%, FRN, 5.236%, 12/15/26	AUD	6,700	4,431,404
(r)	3M Swap + 0.700%, FRN, 5.084%, 01/25/27	AUD	9,600	6,330,206
(r)	3M Swap + 1.050%, FRN, 5.419%, 05/20/27	AUD	600	398,805
(r)	3M Swap + 1.230%, FRN, 5.603%, 11/11/27	AUD	2,100	1,402,864
(r)	3M Swap + 0.980%, FRN, 5.347%, 02/16/28	AUD	14,300	9,484,610
(r)	3M Swap + 0.930%, FRN, 5.346%, 09/19/28	AUD	4,200	2,780,493
TOTAL AUSTRALIA				121,944,690
AUSTRIA — (0.1%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	1,600	1,725,248
BELGIUM — (0.6%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	330	421,836
Belfius Bank SA
	0.010%, 10/15/25	EUR	1,900	2,014,643
	3.750%, 01/22/29	EUR	1,000	1,103,528
Dexia SA
	0.500%, 01/17/25	EUR	5,000	5,409,407
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	1,500	1,621,591
TOTAL BELGIUM				10,571,005
			Face Amount^	Value†
			(000)
CANADA — (4.8%)
Bank of Montreal
(r)	SOFR + 0.465%, FRN, 5.309%, 01/10/25		523	$523,287
(r)	SOFR + 0.950%, FRN, 5.803%, 09/25/25		1,483	1,490,650
(r)	SOFR + 0.620%, FRN, 5.515%, 09/15/26		690	689,018
(r)	SOFR + 0.760%, FRN, 5.727%, 06/04/27		7,000	7,002,902
Bank of Nova Scotia
(r)	SOFR + 0.460%, FRN, 5.304%, 01/10/25		825	825,333
(r)	SOFR + 1.090%, FRN, 5.996%, 06/12/25		11,850	11,898,936
Bell Telephone Co. of Canada or Bell Canada
	3.350%, 03/12/25	CAD	2,800	2,006,886
Canada Housing Trust No. 1
Ω	1.800%, 12/15/24	CAD	4,700	3,367,757
Ω	2.550%, 03/15/25	CAD	5,000	3,578,339
Canadian Imperial Bank of Commerce
(r)	SOFR + 0.940%, FRN, 5.785%, 04/07/25		2,986	2,995,074
(r)	SOFR + 1.220%, FRN, 6.070%, 10/02/26		2,000	2,021,709
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		559	557,199
	2.050%, 07/15/25		555	543,729
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	5.473%, 05/19/25		7,300	7,307,160
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	6.192%, 03/11/26		900	911,402
Enbridge, Inc.
	2.500%, 01/15/25		147	146,215
Export Development Canada, SOFR + 0.330%, FRN
(r)	5.171%, 08/01/28		5,040	5,044,288
Magna International, Inc.
	4.150%, 10/01/25		1,900	1,889,795

117

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
National Bank of Canada
	5.296%, 11/03/25	CAD	13,000	$9,477,344
Province of Ontario
	2.650%, 02/05/25	CAD	1,000	716,429
Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	7,700	5,509,093
Royal Bank of Canada
	2.609%, 11/01/24	CAD	6,250	4,488,679
(r)	SOFR + 0.570%, FRN, 5.410%, 04/27/26		4,583	4,594,585
(r)	SOFR + 1.080%, FRN, 5.922%, 07/20/26		2,000	2,022,325
(r)	SOFR + 0.710%, FRN, 5.552%, 01/21/27		500	501,218
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	1,300	925,504
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 5.923%, 07/17/26		4,963	5,002,689
(r)	SOFR + 0.730%, FRN, 5.575%, 04/05/27		5,000	5,004,721
TOTAL CANADA				91,042,266
FINLAND — (0.2%)
Nordea Bank Abp
(r)	SOFR + 0.740%, FRN, 5.606%, 03/19/27		3,900	3,916,307
FRANCE — (2.5%)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	400	432,207
Banque Federative du Credit Mutuel SA
	0.010%, 03/07/25	EUR	8,100	8,717,732
(r)	SOFR + 1.400%, FRN, 6.243%, 07/13/26		3,800	3,845,692
(r)Ω	SOFR + 1.400%, FRN, 6.244%, 07/13/26		870	880,461
(r)Ω	SOFR + 1.130%, FRN, 5.971%, 01/23/27		900	907,894
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	3,700	$3,997,017
BPCE SA
#,Ω	2.375%, 01/14/25		12,700	12,633,202
Cie Generale des Etablissements Michelin SCA
	0.875%, 09/03/25	EUR	400	428,486
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.782%, 03/11/27		6,321	6,349,255
Societe Generale SA
#,Ω	2.625%, 01/22/25		9,420	9,364,454
TOTAL FRANCE				47,556,400
GERMANY — (3.7%)
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.620%, FRN, 5.718%, 08/11/25		12,500	12,524,779
(r)Ω	SOFR + 0.550%, FRN, 5.400%, 04/02/26		4,000	4,001,181
(r)Ω	SOFR + 0.800%, FRN, 5.892%, 08/13/26		1,800	1,809,284
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	8,400	6,020,055
	5.180%, 09/19/25	CAD	4,500	3,269,695
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24		2,200	2,190,791
(r)Ω	SOFR + 0.750%, FRN, 5.680%, 12/13/24		1,950	1,951,294
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,300	4,637,871
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	3,500	3,807,125
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	2,753,268
Mercedes-Benz Finance Canada, Inc.
	1.650%, 09/22/25	CAD	5,000	3,527,454

118

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
(r)Ω	SOFR + 0.930%, FRN, 5.782%, 03/30/25		2,500	$2,506,743
(r)Ω	SOFR + 0.570%, FRN, 5.411%, 08/01/25		7,350	7,364,081
Ω	1.450%, 03/02/26		480	459,916
(r)Ω	SOFR + 0.630%, FRN, 5.470%, 07/31/26		3,200	3,201,867
NRW Bank
	1.050%, 03/31/26	AUD	580	362,869
Siemens Financieringsmaatschappij NV
	1.000%, 02/20/25	GBP	500	636,840
Volkswagen Financial Services Overseas AG
Δ	0.000%, 02/12/25	EUR	900	969,985
Volkswagen Group of America Finance LLC
(r)Ω	SOFR + 0.930%, FRN, 5.836%, 09/12/25		4,300	4,311,294
Ω	4.950%, 08/15/29		2,900	2,848,747
TOTAL GERMANY				69,155,139
IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.500%, 01/15/25		3,000	2,989,348
	1.750%, 01/30/26		12,800	12,307,900
	4.450%, 04/03/26		150	148,902
GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	868,112
TOTAL IRELAND				16,314,262
ITALY — (0.0%)
Eni SpA
	3.750%, 09/12/25	EUR	350	383,626
JAPAN — (3.1%)
Aircastle Ltd.
	4.250%, 06/15/26		1,930	1,904,956
Aviation Capital Group LLC
Ω	4.125%, 08/01/25		7,150	7,098,502
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Japan Bank for International Cooperation
	0.625%, 07/15/25		1,000	$972,836
Japan Government Five Year Bonds
	0.005%, 09/20/26	JPY	360,000	2,350,686
Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	360,000	2,368,480
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		8,720	8,647,292
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	596,818
	1.851%, 07/16/25		6,215	6,077,538
	1.653%, 07/14/26		5,528	5,230,954
	2.329%, 01/22/27		2,000	1,889,506
NTT Finance Corp.
	0.010%, 03/03/25	EUR	2,050	2,207,265
Sumitomo Mitsui Financial Group, Inc.
	1.546%, 06/15/26	EUR	6,580	7,002,021
(r)	SOFR + 1.170%, FRN, 6.023%, 07/09/29		6,200	6,260,450
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		3,200	3,173,466
(r)Ω	SOFR + 0.980%, FRN, 5.914%, 09/10/27		3,000	3,025,890
TOTAL JAPAN				58,806,660
NETHERLANDS — (1.6%)
BNG Bank NV, SOFR + 1.000%, FRN
(r)	6.154%, 08/05/26		8,200	8,298,352
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.554%, 01/09/26		10,377	10,408,689
(r)	3M Swap + 0.870%, FRN, 5.221%, 02/26/27	AUD	3,300	2,182,588
(r)	SOFR + 0.710%, FRN, 5.658%, 03/05/27		3,000	3,007,880
(r)	3M Swap + 1.180%, FRN, 5.560%, 01/19/28	AUD	4,300	2,863,137

119

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
(r)	3M Swap + 1.150%, FRN, 5.529%, 11/21/28	AUD	3,950	$2,629,389
Heineken NV
	2.875%, 08/04/25	EUR	1,000	1,088,087
TOTAL NETHERLANDS				30,478,122
NORWAY — (0.7%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	59,067
(r)Ω	SOFR + 1.000%, FRN, 5.906%, 06/17/26		4,000	4,041,187
#(r)Ω	SOFR + 0.400%, FRN, 5.394%, 03/03/28		9,500	9,511,831
Telenor ASA
	2.625%, 12/06/24	EUR	500	543,445
TOTAL NORWAY				14,155,530
SPAIN — (0.6%)
Avangrid, Inc.
	3.200%, 04/15/25		1,800	1,784,550
Banco Santander SA
	2.746%, 05/28/25		2,000	1,974,772
	1.849%, 03/25/26		1,000	958,491
Santander Holdings USA, Inc.
	3.450%, 06/02/25		3,500	3,462,864
Telefonica Emisiones SA
	4.103%, 03/08/27		3,339	3,292,687
TOTAL SPAIN				11,473,364
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.4%)
Asian Development Bank
	0.800%, 11/06/25	AUD	10,650	6,757,430
(r)	SOFR + 0.300%, FRN, 5.189%, 06/20/28		9,200	9,187,866
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	17,500	10,920,527
(r)	SOFR + 0.620%, FRN, 5.712%, 08/16/27		2,000	2,015,152
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 5.033%, 04/14/26	378	$377,769
(r)	SOFR + 0.330%, FRN, 5.397%, 02/20/28	7,460	7,467,385
(r)	SOFR + 0.300%, FRN, 5.361%, 02/16/29	12,000	11,976,751
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 5.082%, 09/16/26	11,600	11,585,500
(r)	SOFR + 0.280%, FRN, 5.124%, 04/12/27	16,900	16,897,242
(r)	SOFR + 0.350%, FRN, 5.202%, 10/04/27	4,000	4,002,108
(r)	SOFR + 0.350%, FRN, 5.200%, 10/05/28	3,000	3,001,170
(r)	SOFR + 0.300%, FRN, 5.398%, 02/15/29	20,000	19,970,864
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 5.214%, 01/12/27	1,400	1,403,496
(r)	SOFR + 0.280%, FRN, 5.325%, 02/23/27	9,600	9,609,408
(r)	SOFR + 0.430%, FRN, 5.503%, 08/19/27	19,525	19,617,353
International Finance Corp., SOFR + 0.280%, FRN
(r)	5.192%, 03/16/26	23,700	23,714,910
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			158,504,931

120

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (1.6%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	1,500	$1,615,625
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 6.157%, 08/03/26		6,000	6,071,688
(r)	SOFR + 1.000%, FRN, 5.839%, 05/05/27		9,750	9,896,858
Svenska Handelsbanken AB
(r),(r)Ω	SOFR + 0.910%, FRN, 5.858%, 06/10/25		6,424	6,449,461
(r)Ω	SOFR + 1.250%, FRN, 6.145%, 06/15/26		5,585	5,660,995
TOTAL SWEDEN				29,694,627
SWITZERLAND — (0.9%)
Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	910	982,725
UBS AG
	5.800%, 09/11/25		3,709	3,747,522
	0.010%, 03/31/26	EUR	4,410	4,607,084
UBS Group AG
	4.125%, 09/24/25		3,000	2,986,408
	4.125%, 04/15/26		5,000	4,946,395
	1.250%, 09/01/26	EUR	580	612,556
TOTAL SWITZERLAND				17,882,690
UNITED KINGDOM — (1.4%)
Barclays PLC
	3.650%, 03/16/25		240	238,756
	4.375%, 01/12/26		11,400	11,329,831
Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	855	923,752
Lloyds Bank PLC
	1.250%, 01/13/25	EUR	800	866,658
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,000	4,989,047
	3.750%, 01/11/27		1,070	1,047,714
Nationwide Building Society
	0.250%, 07/22/25	EUR	1,500	1,601,521
	1.500%, 10/13/26		1,000	942,676
NatWest Markets PLC
(r)Ω	SOFR + 1.140%, FRN, 6.197%, 05/17/29		1,000	1,006,428
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
(r)	SOFR + 1.140%, FRN, 6.238%, 05/17/29		3,000	$3,019,283
SSE PLC
	0.875%, 09/06/25	EUR	1,000	1,071,271
TOTAL UNITED KINGDOM				27,036,937
UNITED STATES — (37.4%)
3M Co.
	2.650%, 04/15/25		14,300	14,157,820
AbbVie, Inc.
	2.600%, 11/21/24		2,080	2,077,268
	3.800%, 03/15/25		501	499,074
	3.600%, 05/14/25		5,500	5,465,262
AES Corp.
	1.375%, 01/15/26		3,000	2,873,034
Aetna, Inc.
	3.500%, 11/15/24		330	329,753
Ally Financial, Inc.
#	5.800%, 05/01/25		1,935	1,940,286
Altria Group, Inc.
	2.350%, 05/06/25		60	59,211
American Express Co.
(r)	SOFR + 0.930%, FRN, 5.897%, 03/04/25		829	830,452
(r)	SOFR + 0.760%, FRN, 5.852%, 02/13/26		7,682	7,713,496
(r)	SOFR + 0.650%, FRN, 5.790%, 11/04/26		9,290	9,297,053
American Honda Finance Corp.
(r)	SOFR + 0.600%, FRN, 5.673%, 08/14/25		510	511,162
(r)	SOFR + 0.790%, FRN, 5.639%, 10/03/25		4,000	4,016,827
(r)	SOFR + 0.710%, FRN, 5.554%, 01/09/26		5,200	5,211,673
(r)	SOFR + 0.920%, FRN, 5.763%, 01/12/26		5,000	5,025,388
(r)	SOFR + 0.770%, FRN, 5.676%, 03/12/27		1,000	1,003,620

121

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	$2,156,773
American Tower Corp.
2.400%, 03/15/25		347	343,705
4.000%, 06/01/25		700	696,591
1.300%, 09/15/25		580	562,360
3.800%, 08/15/29		160	152,145
American Water Capital Corp.
3.400%, 03/01/25		1,339	1,331,085
Amgen, Inc.
1.900%, 02/21/25		130	128,802
5.250%, 03/02/25		1,500	1,501,625
3.125%, 05/01/25		347	344,017
Appalachian Power Co.
3.400%, 06/01/25		2,835	2,807,463
Arrow Electronics, Inc.
5.150%, 08/21/29		5,000	4,977,070
Autodesk, Inc.
4.375%, 06/15/25		5,000	4,988,883
AvalonBay Communities, Inc.
# 3.450%, 06/01/25		1,532	1,521,431
Bank of New York Mellon Corp.
3.000%, 02/24/25		50	49,708
Boardwalk Pipelines LP
4.950%, 12/15/24		859	858,415
5.950%, 06/01/26		1,033	1,044,584
Booking Holdings, Inc.
# 3.650%, 03/15/25		1,375	1,369,405
Boston Properties LP
4.500%, 12/01/28		400	388,410
3.400%, 06/21/29		5,000	4,596,914
Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r) 5.535%, 02/20/26		6,500	6,510,636
Brixmor Operating Partnership LP
3.850%, 02/01/25		1,032	1,028,086
Campbell Soup Co.
3.950%, 03/15/25		230	229,016
Capital One Financial Corp.
3.200%, 02/05/25		1,900	1,890,581
4.250%, 04/30/25		1,500	1,494,893
3.750%, 03/09/27		5,000	4,886,917
Caterpillar Financial Services Corp.
(r) SOFR + 0.450%, FRN, 5.523%, 11/14/24		835	835,093
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r) SOFR + 0.455%, FRN, 5.553%, 08/11/25		10,750	$10,769,734
(r) SOFR + 0.460%, FRN, 5.467%, 02/27/26		4,700	4,703,071
(r) SOFR + 0.690%, FRN, 5.534%, 10/16/26		2,000	2,012,479
Celanese U.S. Holdings LLC
1.400%, 08/05/26		9,489	8,917,993
Charles Schwab Corp.
(r) SOFR + 0.520%, FRN, 5.612%, 05/13/26		12,867	12,873,149
(r) SOFR + 1.050%, FRN, 6.025%, 03/03/27		4,094	4,127,779
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	2,642	2,863,984
3.150%, 03/15/25		4,255	4,230,838
Cigna Group
3.250%, 04/15/25		2,300	2,283,499
Citigroup, Inc.
1.750%, 01/28/25	EUR	500	542,030
CNH Industrial Capital LLC
3.950%, 05/23/25		2,610	2,595,797
CNO Financial Group, Inc.
5.250%, 05/30/25		2,100	2,099,679
5.250%, 05/30/29		220	218,819
Columbia Pipeline Group, Inc.
4.500%, 06/01/25		985	981,436
Conagra Brands, Inc.
4.600%, 11/01/25		730	728,201
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		346	345,483
Constellation Energy Generation LLC
3.250%, 06/01/25		11,272	11,156,294
COPT Defense Properties LP
2.250%, 03/15/26		3,400	3,270,155
Corebridge Financial, Inc.
3.500%, 04/04/25		750	745,364
Crown Castle, Inc.
2.900%, 03/15/27		8,000	7,656,879
4.900%, 09/01/29		800	794,431
CVS Health Corp.
3.875%, 07/20/25		2,500	2,479,607

122

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	5.400%, 06/01/29		2,800	$2,827,347
	Darden Restaurants, Inc.
	4.550%, 10/15/29		2,000	1,953,558
	Discover Bank
	3.450%, 07/27/26		910	886,804
Discover Financial Services
	3.950%, 11/06/24		2,702	2,701,549
	3.750%, 03/04/25		150	149,242
	4.500%, 01/30/26		578	574,850
	Dollar Tree, Inc.
	4.000%, 05/15/25		6,249	6,209,778
	Dominion Energy, Inc.
	3.300%, 03/15/25		1,400	1,389,812
	DTE Energy Co.
	1.050%, 06/01/25		6,200	6,066,859
	DXC Technology Co.
#	1.800%, 09/15/26		15,069	14,170,813
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		370	369,623
	Ecolab, Inc.
	2.625%, 07/08/25	EUR	330	357,862
Edison International
	3.550%, 11/15/24		3,884	3,880,618
	4.950%, 04/15/25		8,924	8,918,798
	Elevance Health, Inc.
	2.375%, 01/15/25		615	611,348
Energy Transfer LP
	4.050%, 03/15/25		3,241	3,227,744
	2.900%, 05/15/25		1,822	1,801,208
	Enterprise Products Operating LLC
	3.750%, 02/15/25		3,560	3,547,363
	Equifax, Inc.
	2.600%, 12/01/24		6,890	6,875,877
	Equinix, Inc.
	2.625%, 11/18/24		5,806	5,798,522
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		2,150	2,148,901
Ω	3.800%, 11/01/25		3,750	3,721,451
	ERP Operating LP
	3.375%, 06/01/25		10,000	9,926,448
	Exelon Corp.
	3.950%, 06/15/25		350	347,871
Flex Ltd.
	3.750%, 02/01/26		7,612	7,488,941
	4.875%, 06/15/29		375	370,194
	FMC Corp.
	3.450%, 10/01/29		2,000	1,839,153
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	994,139
	Fox Corp.
	3.050%, 04/07/25		500	496,114
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
GATX Corp.
3.850%, 03/30/27		850	$828,976
General Electric Co., TSFR3M + 0.642%, FRN
(r) 5.884%, 05/05/26		1,400	1,402,207
General Motors Co.
6.125%, 10/01/25		2,200	2,220,247
General Motors Financial Co., Inc.
2.750%, 06/20/25		6,220	6,129,741
(r) SOFR + 1.040%, FRN, 6.056%, 02/26/27		3,000	3,002,496
(r) SOFR + 1.350%, FRN, 6.457%, 05/08/27		1,600	1,612,442
Gilead Sciences, Inc.
3.500%, 02/01/25		1,900	1,893,058
Global Payments, Inc.
1.500%, 11/15/24		781	779,865
2.650%, 02/15/25		2,500	2,481,814
2.150%, 01/15/27		5,000	4,724,648
Goldman Sachs Group, Inc.
3.375%, 03/27/25	EUR	3,400	3,701,408
3.750%, 05/22/25		7,300	7,258,992
HCA, Inc.
5.375%, 02/01/25		600	600,028
Host Hotels & Resorts LP
4.000%, 06/15/25		5,069	5,031,466
HP, Inc.
2.200%, 06/17/25		7,569	7,439,912
HSBC USA, Inc., SOFR + 0.960%, FRN
(r) 5.927%, 03/04/27		1,844	1,853,636
Illumina, Inc.
5.800%, 12/12/25		1,100	1,109,969
Intel Corp.
4.000%, 08/05/29		730	696,870
Intercontinental Exchange, Inc.
3.750%, 12/01/25		1,000	990,940
International Business Machines Corp.
4.000%, 07/27/25		2,650	2,635,884
Interstate Power & Light Co.
3.250%, 12/01/24		3,060	3,055,138
J.M. Smucker Co.
3.500%, 03/15/25		2,150	2,137,224
Jabil, Inc.
4.250%, 05/15/27		5,000	4,922,617

123

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Jefferies Financial Group, Inc.
	6.450%, 06/08/27		5,000	$5,191,178
John Deere Capital Corp.
(r)	SOFR + 0.570%, FRN, 5.564%, 03/03/26		600	601,673
(r)	SOFR + 0.440%, FRN, 5.415%, 03/06/26		3,700	3,703,959
(r)	SOFR + 0.790%, FRN, 5.757%, 06/08/26		9,784	9,846,416
(r)	SOFR + 0.680%, FRN, 5.524%, 07/15/27		2,075	2,087,201
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.936%, 12/08/26		27,240	27,553,122
KeyCorp
(r)	SOFR + 1.250%, FRN, 6.271%, 05/23/25		2,200	2,206,586
	2.550%, 10/01/29		400	356,251
Kimco Realty OP LLC
	3.300%, 02/01/25		200	199,066
	3.850%, 06/01/25		2,400	2,381,680
Kinder Morgan, Inc.
	4.300%, 06/01/25		1,000	996,430
	5.100%, 08/01/29		400	401,953
	L3Harris Technologies, Inc.
	3.832%, 04/27/25		203	201,992
	Lazard Group LLC
	3.625%, 03/01/27		6,000	5,817,059
	Legg Mason, Inc.
	4.750%, 03/15/26		7,000	6,994,627
	Lennar Corp.
	4.750%, 05/30/25		3,900	3,894,131
	Marathon Petroleum Corp.
	4.700%, 05/01/25		4,170	4,164,680
	McDonald's Corp.
	3.125%, 03/04/25	CAD	2,800	2,005,438
	Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	2,547	2,699,580
	Mondelez International, Inc.
	3.250%, 03/07/25	CAD	800	573,270
	Morgan Stanley, SOFR + 0.509%, FRN
(r)	5.350%, 01/22/25		110	110,053
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	6.004%, 10/30/26		300	$304,077
MPLX LP
	4.875%, 12/01/24		1,330	1,329,430
	1.750%, 03/01/26		2,558	2,456,959
National Fuel Gas Co.
	5.200%, 07/15/25		10,525	10,508,637
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.700%, FRN, 5.813%, 05/07/25		14,302	14,337,154
	3.450%, 06/15/25		480	476,250
(r)	SOFR + 0.800%, FRN, 5.937%, 02/05/27		300	301,384
(r)	SOFR + 0.820%, FRN, 5.715%, 09/16/27		1,100	1,109,162
Netflix, Inc.
	3.000%, 06/15/25	EUR	650	707,200
NextEra Energy Capital Holdings, Inc.
	6.051%, 03/01/25		2,000	2,006,509
	4.450%, 06/20/25		120	119,683
(r)	SOFR + 0.760%, FRN, 5.601%, 01/29/26		2,580	2,588,491
Northrop Grumman Corp.
	2.930%, 01/15/25		1,900	1,891,370
Nucor Corp.
	2.000%, 06/01/25		12,839	12,621,253
Nuveen Finance LLC
#Ω	4.125%, 11/01/24		4,180	4,180,000
Oracle Corp.
	2.500%, 04/01/25		6,140	6,078,637
	2.950%, 05/15/25		4,092	4,049,081
Ovintiv, Inc.
	5.650%, 05/15/25		9,550	9,582,137
	5.375%, 01/01/26		3,814	3,819,802
PayPal Holdings, Inc.
	1.650%, 06/01/25		1,507	1,480,446
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		341	338,425
Ω	1.200%, 11/15/25		4,000	3,850,961
Ω	4.450%, 01/29/26		1,572	1,559,837
PepsiCo, Inc., SOFR + 0.400%, FRN
(r)	5.492%, 02/13/26		1,506	1,508,846
Philip Morris International, Inc.
	3.250%, 11/10/24		842	841,369

124

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.750%, 03/19/25	EUR	636	$690,405
	1.500%, 05/01/25		2,675	2,632,406
	Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		13,579	13,579,000
	PNC Bank NA
#	2.950%, 02/23/25		3,100	3,080,919
	PNC Financial Services Group, Inc.
	2.200%, 11/01/24		358	358,000
	Principal Financial Group, Inc.
	3.400%, 05/15/25		6,302	6,252,145
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	830,840
Public Storage Operating Co.
(r)	SOFR + 0.600%, FRN, 5.440%, 07/25/25		600	601,572
(r)	SOFR + 0.700%, FRN, 5.544%, 04/16/27		10,100	10,145,046
	PVH Corp.
	4.625%, 07/10/25		4,689	4,669,357
	Radian Group, Inc.
	6.200%, 05/15/29		1,400	1,434,858
Realty Income Corp.
	3.875%, 04/15/25		500	498,013
	1.875%, 01/14/27	GBP	1,700	2,031,384
	3.200%, 01/15/27		10,000	9,695,392
	Revvity, Inc.
	3.300%, 09/15/29		400	369,960
	Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.825%, 11/13/26		3,600	3,621,056
	Ross Stores, Inc.
	4.600%, 04/15/25		1,092	1,090,728
	Royalty Pharma PLC
	1.200%, 09/02/25		5,372	5,209,429
Ryder System, Inc.
	4.625%, 06/01/25		1,063	1,060,803
	4.300%, 06/15/27		2,140	2,113,541
Santander Holdings USA, Inc.
	4.500%, 07/17/25		1,000	995,545
	3.244%, 10/05/26		6,000	5,796,290
	Sempra
	3.700%, 04/01/29		239	227,204
	Simon Property Group LP
	3.500%, 09/01/25		1,925	1,906,250
	Sky Ltd.
	2.250%, 11/17/25	EUR	600	648,143
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Southwest Airlines Co.
5.250%, 05/04/25		11,864	$11,874,072
State Street Corp.
(r) SOFR + 0.845%, FRN, 5.985%, 08/03/26		5,500	5,536,418
(r) SOFR + 0.640%, FRN, 5.509%, 10/22/27		1,810	1,816,625
Stryker Corp.
1.150%, 06/15/25		360	352,178
Sysco Canada, Inc.
3.650%, 04/25/25	CAD	4,400	3,156,175
TC PipeLines LP
4.375%, 03/13/25		700	697,385
Timken Co.
4.500%, 12/15/28		400	390,171
Toyota Motor Credit Corp.
(r) SOFR + 0.560%, FRN, 5.404%, 01/10/25		3,400	3,402,365
3.650%, 08/18/25		2,900	2,881,121
(r) SOFR + 0.890%, FRN, 5.947%, 05/18/26		5,030	5,066,192
(r) SOFR + 0.650%, FRN, 5.516%, 03/19/27		2,000	2,004,453
Truist Bank
1.500%, 03/10/25		530	523,787
4.050%, 11/03/25		5,000	4,970,289
UnitedHealth Group, Inc., SOFR + 0.500%, FRN
(r) 5.344%, 07/15/26		4,332	4,348,110
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		10,789	10,613,233
Valero Energy Corp.
2.850%, 04/15/25		568	562,568
Ventas Realty LP
2.650%, 01/15/25		800	796,104
3.500%, 02/01/25		3,000	2,987,585
4.125%, 01/15/26		2,000	1,979,949
4.400%, 01/15/29		2,500	2,441,942
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	995,284
(r) SOFR + 0.790%, FRN, 5.649%, 03/20/26		2,092	2,101,592
VMware LLC
1.400%, 08/15/26		1,760	1,658,930
Wells Fargo & Co.
1.625%, 06/02/25	EUR	4,000	4,314,669
2.000%, 07/28/25	GBP	342	430,929

125

DFA Short-Duration Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Wells Fargo Bank NA
5.550%, 08/01/25	3,128	$3,146,634
(r) SOFR + 1.060%, FRN, 6.173%, 08/07/26	500	504,169
(r) SOFR + 1.070%, FRN, 5.982%, 12/11/26	2,600	2,627,378
Welltower OP LLC
4.000%, 06/01/25	1,000	995,245
Western Union Co.
1.350%, 03/15/26	11,347	10,789,389
Williams Cos., Inc.
3.900%, 01/15/25	2,277	2,271,379
TOTAL UNITED STATES		706,073,104
TOTAL BONDS		1,416,714,908
U.S. TREASURY OBLIGATIONS — (7.2%)
U.S. Treasury Inflation-Indexed Bonds
2.375%, 01/15/25	10,020	9,987,044
U.S. Treasury Inflation-Indexed Notes
0.250%, 01/15/25	6,645	6,596,230
U.S. Treasury Notes
(r) 3M USTMMR + 0.200%, FRN, 4.742%, 01/31/25	3,500	3,500,857
(r) 3M USTMMR + 0.169%, FRN, 4.711%, 04/30/25	59,000	58,994,401
(r) 3M USTMMR + 0.125%, FRN, 4.667%, 07/31/25	2,000	1,998,960
(r) 3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25	23,500	23,489,181
(r) 3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26	32,000	32,013,510
TOTAL U.S. TREASURY OBLIGATIONS		136,580,183
COMMERCIAL PAPER — (11.9%)
AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
4.730%, 01/21/25	5,000	4,947,778
		Face Amount^	Value†
		(000)

CANADA — (1.8%)
Alimentation Couche-Tard, Inc.
Ω	5.038%, 11/22/24	8,000	$7,975,344
Canadian National Railway Co.
Ω	5.347%, 11/06/24	1,475	1,473,796
Nutrien Ltd.
Ω	5.011%, 11/25/24	7,000	6,976,108
Ω	5.011%, 11/26/24	3,000	2,989,357
Ω	5.012%, 11/29/24	3,000	2,988,151
Province of Quebec
Ω	4.742%, 11/14/24	4,500	4,491,648
PSP Capital, Inc.
Ω	4.724%, 01/06/25	3,000	2,973,663
Ω	4.738%, 01/17/25	5,000	4,950,188
TOTAL CANADA			34,818,255
FRANCE — (0.5%)
Caisse des Depots et Consignations
Ω	4.670%, 01/22/25	6,000	5,936,026
Ω	4.700%, 02/03/25	3,000	2,963,483
Electricite de France SA
Ω	4.817%, 02/03/25	1,000	987,194
TOTAL FRANCE			9,886,703
GERMANY — (0.3%)
Volkswagen Financial Services
Ω	5.069%, 11/05/24	5,500	5,496,238
ITALY — (0.2%)
Enel Finance America LLC
Ω	5.796%, 11/18/24	1,686	1,681,872
Ω	4.888%, 12/04/24	2,000	1,990,838
TOTAL ITALY			3,672,710
NORWAY — (0.2%)
DNB Bank ASA
Ω	4.747%, 02/18/25	5,000	4,930,201
SINGAPORE — (0.5%)
DBS Bank Ltd.
Ω	4.907%, 11/07/24	3,000	2,997,188
United Overseas Bank Ltd.
Ω	4.741%, 02/03/25	4,000	3,951,205
Ω	4.741%, 02/05/25	2,000	1,975,105
TOTAL SINGAPORE			8,923,498

126

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
European Investment Bank
	4.718%, 02/27/25	5,000	$4,924,116
	4.718%, 02/27/25	5,000	4,924,115
	4.722%, 02/27/25	2,000	1,969,646
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			11,817,877
SWEDEN — (0.3%)
Svensk Exportkredit AB
	4.588%, 01/29/25	5,000	4,942,375
UNITED KINGDOM — (1.1%)
LSEGA Financing PLC
Ω	4.985%, 11/01/24	5,000	4,999,318
Ω	4.928%, 12/10/24	5,500	5,470,728
Reckitt Benckiser Treasury Services PLC
Ω	5.008%, 11/18/24	10,000	9,975,637
TOTAL UNITED KINGDOM			20,445,683
UNITED STATES — (6.1%)
Avangrid, Inc.
Ω	5.050%, 11/08/24	3,000	2,996,715
Ω	4.943%, 12/02/24	1,000	995,606
Ω	4.881%, 01/23/25	5,000	4,943,165
Consolidated Edison Co. of New York, Inc.
Ω	5.025%, 11/04/24	4,000	3,997,813
Ω	5.209%, 11/08/24	7,000	6,992,336
CRH America Finance, Inc.
Ω	4.956%, 12/06/24	1,000	995,150
Crown Castle, Inc.
Ω	5.284%, 12/12/24	3,000	2,982,213
Dominion Energy, Inc.
Ω	4.991%, 11/12/24	4,000	3,993,473
Dow Chemical Co.
	4.941%, 11/12/24	500	499,176
	4.941%, 11/12/24	12,000	11,980,220
Duke Energy Corp.
Ω	5.147%, 11/08/24	5,500	5,494,039
Ω	4.968%, 11/07/24	4,000	3,996,204
Ω	4.921%, 11/14/24	4,000	3,992,442
EIDP, Inc.
Ω	5.695%, 12/10/24	4,400	4,376,289
Ω	5.268%, 11/05/24	1,000	999,316
Ω	5.269%, 11/05/24	10,000	9,993,161
Ω	5.271%, 11/07/24	2,000	1,998,083
Entergy Corp.
Ω	4.961%, 12/13/24	6,500	6,462,436
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Experian Finance PLC
Ω	4.948%, 12/10/24		8,000	$7,955,792
Harley-Davidson Financial Services, Inc.
Ω	6.131%, 11/05/24		5,000	4,996,511
Ω	5.518%, 11/27/24		3,000	2,988,707
Ω	5.655%, 12/10/24		2,000	1,988,874
Marriott International, Inc.
Ω	4.898%, 12/02/24		4,160	4,142,041
Mondelez International, Inc.
Ω	4.961%, 11/14/24		1,000	998,111
NextEra Energy Capital Holdings, Inc.
Ω	5.476%, 11/06/24		2,500	2,497,943
Novartis Finance Corp.
Ω	4.785%, 12/02/24		500	497,908
Parker-Hannifin Corp.
Ω	5.322%, 11/01/24		1,000	999,863
Ω	4.897%, 12/16/24		4,000	3,975,351
Walt Disney Co.
Ω	5.678%, 11/06/24		3,600	3,597,074
Ω	5.639%, 12/13/24		3,000	2,983,052
TOTAL UNITED STATES				115,309,064
TOTAL COMMERCIAL PAPER (Cost $225,218,622)				225,190,382
FOREIGN SOVEREIGN OBLIGATIONS — (5.3%)
CANADA — (3.7%)
Canada Treasury Bills
∞	4.035%, 11/21/24	CAD	2,000	1,433,404
∞	3.908%, 01/03/25	CAD	11,200	7,993,519
∞	3.989%, 12/18/24	CAD	11,200	8,005,504
∞	3.660%, 01/15/25	CAD	5,000	3,564,621
∞	3.814%, 12/05/24	CAD	2,500	1,789,259
∞	3.801%, 02/12/25	CAD	9,000	6,399,964
∞	3.710%, 01/30/25	CAD	10,000	7,119,690
∞	3.761%, 02/27/25	CAD	9,000	6,391,108
Ontario Treasury Bills
∞	3.879%, 01/08/25	CAD	9,900	7,061,505
∞	3.720%, 01/15/25	CAD	13,000	9,266,801
Quebec Treasury Bills
Δ	0.000%, 01/03/25	CAD	4,900	3,496,637
∞	3.814%, 01/10/25	CAD	10,125	7,220,393
TOTAL CANADA				69,742,405
SINGAPORE — (1.6%)
Monetary Authority of Singapore Bills
∞	3.320%, 11/01/24	SGD	12,900	9,769,027

127

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SINGAPORE — (Continued)
∞ 3.372%, 11/08/24	SGD	26,200	$19,828,480
TOTAL SINGAPORE			29,597,507
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			99,339,912
TOTAL INVESTMENT SECURITIES (Cost $1,883,709,500)			1,877,825,385

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,052,069	$12,168,228
TOTAL INVESTMENTS — (100.0%)
(Cost $1,895,877,078)			$1,889,993,613
As of October 31, 2024, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,680,132	GBP	1,261,833	Citibank, N.A.	11/04/24	$53,061
EUR	1,344,308	USD	1,456,782	Citibank, N.A.	11/04/24	5,489
EUR	34,152,444	USD	37,127,463	HSBC Bank	11/04/24	21,853
USD	46,857,073	AUD	67,843,907	Royal Bank of Canada	11/04/24	2,209,000
AUD	67,843,907	USD	44,593,800	Societe Generale	11/04/24	54,272
USD	42,768,974	EUR	38,551,098	UBS AG	11/04/24	835,022
USD	24,704,004	EUR	22,353,991	State Street Bank and Trust	11/05/24	387,414
USD	9,876,153	SGD	12,867,581	Royal Bank of Canada	11/12/24	128,244
USD	20,076,497	SGD	26,137,338	State Street Bank and Trust	11/12/24	276,008
USD	1,748,642	CAD	2,371,413	Citibank, N.A.	11/14/24	44,755
USD	21,479,887	CAD	29,149,495	State Street Bank and Trust	11/14/24	535,637
USD	1,971,284	GBP	1,514,662	Citibank, N.A.	11/15/24	18,232
USD	586,647	CAD	815,971	Citibank, N.A.	11/18/24	294
USD	18,124,134	CAD	24,570,020	State Street Bank and Trust	11/18/24	468,235
USD	41,337,636	AUD	61,784,093	Barclays Capital	11/22/24	669,535
USD	1,629,655	GBP	1,255,716	Citibank, N.A.	12/02/24	10,538
USD	12,710,926	CAD	17,093,069	Royal Bank of Canada	12/20/24	414,155
USD	18,085,241	CAD	24,459,981	State Street Bank and Trust	12/20/24	488,705
USD	44,855,416	CAD	61,594,871	State Street Bank and Trust	01/09/25	510,573
USD	13,699,008	CAD	18,868,685	UBS AG	01/09/25	114,616
Total Appreciation						$7,245,638
EUR	3,054,346	USD	3,339,665	Citibank, N.A.	11/04/24	$(17,301)
GBP	1,261,833	USD	1,637,657	Citibank, N.A.	11/04/24	(10,586)
CAD	6,296,254	USD	4,668,354	Barclays Capital	11/14/24	(144,423)
CAD	84,486	USD	62,275	Citibank, N.A.	11/14/24	(1,570)
USD	44,338,557	AUD	67,435,868	Societe Generale	12/02/24	(54,184)
CAD	7,171,922	USD	5,271,487	HSBC Bank	12/20/24	(111,999)
USD	37,245,630	EUR	34,171,303	HSBC Bank	01/03/25	(21,264)
USD	4,743,000	JPY	716,948,785	Royal Bank of Canada	01/22/25	(24,946)

128

DFA Short-Duration Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	22,216,773	EUR	20,453,957	HSBC Bank	01/27/25	$(113,469)
Total (Depreciation)						$(499,742)
Total Appreciation (Depreciation)						$6,745,896
As of October 31, 2024, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$977,717	$977,717
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	729,260	729,260
Bank of America Corp.	2.765%	Fixed	CPI	Maturity	USD	22,000,000	12/05/24	—	—	127,191	127,191
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	4,342,930	4,342,930
Bank of America Corp.	2.464%	Fixed	CPI	Maturity	USD	36,000,000	02/28/25	—	—	110,893	110,893
Bank of America Corp.	2.013%	Fixed	CPI	Maturity	USD	60,000,000	10/01/25	—	—	142,343	142,343
Citibank, N.A.	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	347,404	347,404
Citibank, N.A.	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	271,220	271,220
Citibank, N.A.	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,576,604	1,576,604
Citibank, N.A.	2.642%	Fixed	CPI	Maturity	USD	55,000,000	03/20/25	—	—	4,299	4,299
Citibank, N.A.	2.414%	Fixed	CPI	Maturity	USD	37,000,000	11/03/24	—	—	43,060	43,060
Citibank, N.A.	2.198%	Fixed	CPI	Maturity	USD	54,000,000	11/21/24	—	—	147,081	147,081
Citibank, N.A.	2.064%	Fixed	CPI	Maturity	USD	63,000,000	12/13/24	—	—	271,623	271,623
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	20,000,000	02/05/25	—	—	127,650	127,650
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	64,000,000	10/02/25	—	—	142,273	142,273
Citibank, N.A.	1.920%	Fixed	CPI	Maturity	USD	45,000,000	07/24/25	—	—	60,129	60,129
Citibank, N.A.	1.915%	Fixed	CPI	Maturity	USD	44,000,000	08/28/25	—	—	144,411	144,411
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,305,108	4,305,108
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,408,760	1,408,760
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	880,615	880,615
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	767,678	767,678
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	2,100,836	2,100,836
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	784,217	784,217
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	71,190	71,190
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	2,065,401	2,065,401
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,730,113	4,730,113
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	2,103,641	2,103,641
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,628,481	4,628,481
Deutsche Bank AG	2.120%	Fixed	CPI	Maturity	USD	50,000,000	01/22/25	—	—	268,924	268,924

129

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	$3,285,687	$3,285,687
Deutsche Bank AG, London Branch	2.247%	Fixed	CPI	Maturity	USD	40,000,000	10/08/25	—	—	10,023	10,023
Deutsche Bank AG, London Branch	2.227%	Fixed	CPI	Maturity	USD	21,000,000	10/10/25	—	—	10,107	10,107
Deutsche Bank AG, London Branch	1.902%	Fixed	CPI	Maturity	USD	44,000,000	09/05/25	—	—	161,146	161,146
Deutsche Bank AG, London Branch	1.740%	Fixed	CPI	Maturity	USD	30,000,000	08/07/25	—	—	110,265	110,265
Morgan Stanley and Co. International	2.530%	Fixed	CPI	Maturity	USD	5,000,000	03/13/25	—	—	7,862	7,862
Morgan Stanley and Co. International	2.440%	Fixed	CPI	Maturity	USD	42,000,000	11/01/24	—	—	38,102	38,102
Morgan Stanley and Co. International	2.275%	Fixed	CPI	Maturity	USD	37,000,000	11/22/24	—	—	71,065	71,065
Morgan Stanley and Co. International	1.907%	Fixed	CPI	Maturity	USD	45,000,000	07/31/25	—	—	74,642	74,642
Total Appreciation										$37,449,951	$37,449,951
Bank of America Corp.	2.419%	Fixed	CPI	Maturity	USD	64,000,000	06/10/25	—	—	(212,164)	(212,164)
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	55,000,000	10/25/25	—	—	(11,905)	(11,905)
Bank of America Corp.	2.318%	Fixed	CPI	Maturity	USD	60,000,000	06/28/25	—	—	(172,711)	(172,711)
Citibank, N.A.	2.565%	Fixed	CPI	Maturity	USD	20,000,000	05/08/25	—	—	(56,912)	(56,912)
Citibank, N.A.	2.490%	Fixed	CPI	Maturity	USD	40,000,000	05/29/25	—	—	(139,910)	(139,910)
Citibank, N.A.	2.475%	Fixed	CPI	Maturity	USD	75,000,000	05/21/25	—	—	(211,937)	(211,937)
Citibank, N.A.	2.349%	Fixed	CPI	Maturity	USD	50,000,000	10/21/25	—	—	(23,851)	(23,851)
Citibank, N.A.	2.295%	Fixed	CPI	Maturity	USD	25,000,000	07/11/25	—	—	(66,744)	(66,744)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(146,707)	(146,707)
Deutsche Bank AG, London Branch	2.310%	Fixed	CPI	Maturity	USD	42,000,000	06/26/25	—	—	(121,838)	(121,838)
Deutsche Bank AG, London Branch	2.240%	Fixed	CPI	Maturity	USD	35,000,000	06/14/25	—	—	(54,540)	(54,540)
Morgan Stanley and Co. International	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	(137,152)	(137,152)
Total (Depreciation)										$(1,356,371)	$(1,356,371)
Total Appreciation (Depreciation)										$36,093,580	$36,093,580
*
As of October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $6,292,053 in connection with open inflation swap contracts.

130

DFA Short-Duration Real Return Portfolio
CONTINUED
As of October 31, 2024, the value of Rule 144A securities amounted to $376,953,145 or 19.4% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$121,944,690	—	$121,944,690
Austria	—	1,725,248	—	1,725,248
Belgium	—	10,571,005	—	10,571,005
Canada	—	91,042,266	—	91,042,266
Finland	—	3,916,307	—	3,916,307
France	—	47,556,400	—	47,556,400
Germany	—	69,155,139	—	69,155,139
Ireland	—	16,314,262	—	16,314,262
Italy	—	383,626	—	383,626
Japan	—	58,806,660	—	58,806,660
Netherlands	—	30,478,122	—	30,478,122
Norway	—	14,155,530	—	14,155,530
Spain	—	11,473,364	—	11,473,364
Supranational Organization Obligations	—	158,504,931	—	158,504,931
Sweden	—	29,694,627	—	29,694,627
Switzerland	—	17,882,690	—	17,882,690
United Kingdom	—	27,036,937	—	27,036,937
United States	—	706,073,104	—	706,073,104
U.S. Treasury Obligations	—	136,580,183	—	136,580,183
Commercial Paper	—	225,190,382	—	225,190,382
Foreign Sovereign Obligations	—	99,339,912	—	99,339,912
Securities Lending Collateral	—	12,168,228	—	12,168,228
Total Investments in Securities	—	$1,889,993,613	—	$1,889,993,613
Financial Instruments
Assets
Forward Currency Contracts**	—	7,245,638	—	7,245,638
Swap Agreements**	—	37,449,951	—	37,449,951
Liabilities
Forward Currency Contracts**	—	(499,742)	—	(499,742)
Swap Agreements**	—	(1,356,371)	—	(1,356,371)
Total Financial Instruments	—	$42,839,476	—	$42,839,476
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
131

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.8%)
Government National Mortgage Association, TBA
	6.000%, 11/01/54 TBA		2,498	$2,516,159
Uniform Mortgage-Backed Security, TBA
	2.000%, 11/01/54 TBA		7,664	6,073,590
	2.500%, 11/01/54 TBA		7,357	6,085,599
	6.000%, 11/01/54 TBA		6,132	6,171,090
	6.500%, 11/01/54 TBA		3,965	4,046,705
TOTAL AGENCY OBLIGATIONS				24,893,143
BONDS — (81.8%)
AUSTRALIA — (6.2%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,459,366
Australia & New Zealand Banking Group Ltd., 3M Euribor + 0.400%, FRN
(r)	3.951%, 05/21/27	EUR	1,100	1,198,419
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,150	1,119,525
Ω	4.375%, 04/01/31		200	182,071
Glencore Funding LLC
Ω	2.850%, 04/27/31		500	436,254
National Australia Bank Ltd.
#Ω	4.951%, 01/10/34		1,000	996,865
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	5,860	3,059,797
	4.250%, 02/20/36	AUD	1,600	954,929
	3.500%, 11/20/37	AUD	2,000	1,076,915
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	1,700	868,714
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	631,776
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	560,567
	2.250%, 09/15/33	AUD	2,100	1,095,049
	2.250%, 11/20/34	AUD	3,690	1,848,587
	2.000%, 09/17/35	AUD	2,100	993,458
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	4.750%, 09/15/36	AUD	2,050	$1,261,669
	TOTAL AUSTRALIA			17,743,961
BELGIUM — (1.0%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.350%, 06/01/40		1,000	902,536
	Kingdom of Belgium Government Bonds
Ω	1.900%, 06/22/38	EUR	1,100	1,028,466
	Ministeries Van de Vlaamse Gemeenschap
	1.000%, 10/13/36	EUR	1,100	923,406
	TOTAL BELGIUM			2,854,408
CANADA — (4.0%)
	Bank of Nova Scotia
	2.450%, 02/02/32		195	165,175
	Brookfield Finance, Inc.
	4.850%, 03/29/29		600	599,906
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30		500	447,240
	CI Financial Corp.
	3.200%, 12/17/30		1,500	1,270,709
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		500	489,148
	Province of British Columbia
	3.400%, 05/24/39	EUR	560	622,797
	Province of Manitoba
	5.700%, 03/05/37	CAD	1,000	824,204
	Province of Ontario
	4.700%, 06/02/37	CAD	1,400	1,068,428
	Province of Quebec
	5.000%, 12/01/38	CAD	2,000	1,561,992
	Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	1,053,115
Royal Bank of Canada
	1.375%, 12/09/24	GBP	400	513,620
	4.810%, 12/16/24	CAD	100	71,904
Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	880	889,769
	3.129%, 08/03/32	EUR	500	529,604
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	1,134,299
	TOTAL CANADA			11,241,910

132

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

DENMARK — (0.2%)
DSV Finance BV
	1.375%, 03/16/30	EUR	700	693,216
FRANCE — (6.2%)
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	$1,249,349
	0.625%, 02/21/31	EUR	600	544,981
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	498,427
	1.250%, 07/13/31	GBP	400	397,591
BPCE SA
#Ω	2.700%, 10/01/29		1,500	1,353,426
	0.250%, 01/14/31	EUR	1,200	1,081,441
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	388,184
	French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	5,650	4,767,164
	Holding d'Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	1,096,047
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,176,955
	La Poste SA
	1.375%, 04/21/32	EUR	1,100	1,039,244
	SNCF Reseau
	1.875%, 03/30/34	EUR	800	764,384
	Societe Des Grands Projets EPIC
	1.125%, 05/25/34	EUR	1,100	984,261
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,000	958,195
	UNEDIC ASSEO
	0.500%, 05/25/36	EUR	100	80,168
	WEA Finance LLC
#Ω	3.500%, 06/15/29		1,400	1,286,656
	TOTAL FRANCE			17,666,473
GERMANY — (2.2%)
	BASF SE
	3.750%, 06/29/32	EUR	500	555,045
	Deutsche Telekom AG
	3.125%, 02/06/34	GBP	320	352,895
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	339,813
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	615,830
	Kreditanstalt fuer Wiederaufbau
	1.375%, 12/09/24	GBP	1,500	1,927,418
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	522	$670,118
Siemens Financieringsmaatschappij NV
	3.375%, 02/22/37	EUR	200	217,678
Ω	2.875%, 03/11/41		1,000	743,995
	Volkswagen Financial Services Overseas AG
	0.375%, 02/12/30	EUR	900	824,419
	TOTAL GERMANY			6,247,211
HONG KONG — (0.3%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,000	914,080
ITALY — (0.8%)
	Eni SpA
	0.625%, 01/23/30	EUR	1,000	954,758
	Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	449,432
	UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	958,706
	TOTAL ITALY			2,362,896
JAPAN — (10.2%)
Japan Government Ten Year Bonds
	0.100%, 06/20/27	JPY	201,000	1,311,553
	0.200%, 03/20/32	JPY	300,000	1,907,806
	0.200%, 09/20/32	JPY	420,000	2,654,951
	0.500%, 12/20/32	JPY	330,000	2,131,817
	0.400%, 06/20/33	JPY	350,000	2,229,759
	Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	120,000	898,199
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	261,000	1,814,271
	1.400%, 09/20/34	JPY	350,000	2,402,939
	1.200%, 09/20/35	JPY	394,000	2,635,552
	0.400%, 03/20/36	JPY	370,000	2,253,313
	0.600%, 09/20/37	JPY	20,000	121,461
	0.500%, 12/20/41	JPY	207,600	1,140,775
	Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	1,628,910
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,700	1,618,398
	0.693%, 10/07/30	EUR	600	557,195
	2.096%, 04/08/32	EUR	400	394,343

133

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	$1,154,695
Nomura Holdings, Inc.
	2.172%, 07/14/28		300	270,286
	2.608%, 07/14/31		1,000	850,038
	Sumitomo Mitsui Financial Group, Inc.
	2.222%, 09/17/31		1,000	839,592
	TOTAL JAPAN			28,815,853
LUXEMBOURG — (0.3%)
ArcelorMittal SA
	4.250%, 07/16/29		940	916,866
NETHERLANDS — (0.7%)
	ABN AMRO Bank NV, 3M Euribor + 0.350%, FRN
(r)	3.615%, 01/10/25	EUR	100	108,866
	Enexis Holding NV
	3.500%, 05/30/36	EUR	800	874,849
	TenneT Holding BV
	2.375%, 05/17/33	EUR	1,000	1,002,111
	TOTAL NETHERLANDS			1,985,826
NEW ZEALAND — (0.4%)
New Zealand Government Bonds
	2.750%, 04/15/37	NZD	2,200	1,073,912
NORWAY — (1.3%)
	Aker BP ASA
Ω	4.000%, 01/15/31		300	280,474
Equinor ASA
	1.625%, 11/09/36	EUR	500	449,077
	4.250%, 11/23/41		2,000	1,779,122
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	900	1,155,679
	TOTAL NORWAY			3,664,352
SPAIN — (0.3%)
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	941,402
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.3%)
	Asian Development Bank
	2.500%, 12/19/24	GBP	700	899,734
	Inter-American Development Bank
	1.375%, 12/15/24	GBP	1,050	1,348,432
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Bank for Reconstruction & Development
	1.900%, 01/16/25	CAD	324	$231,800
	International Finance Corp.
	1.500%, 04/15/35	AUD	2,500	1,169,641
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			3,649,607
SWEDEN — (0.5%)
	Skandiabanken AB, 3M STIBOR + 0.750%, FRN
(r)	3.936%, 09/24/25	SEK	8,000	754,660
Skandinaviska Enskilda Banken AB
(r)	3M Euribor + 0.380%, FRN, 3.442%, 05/03/27	EUR	450	490,432
	0.625%, 11/12/29	EUR	200	191,539
	TOTAL SWEDEN			1,436,631
SWITZERLAND — (0.7%)
UBS Group AG
	0.875%, 11/03/31	EUR	1,870	1,699,740
	0.625%, 02/24/33	EUR	200	171,205
	TOTAL SWITZERLAND			1,870,945
UNITED KINGDOM — (4.4%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	166,290
Ω	5.500%, 08/11/32		1,000	996,965
	Barclays PLC
	3.250%, 01/17/33	GBP	600	647,972
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	513,792
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,195,602
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	560	627,553
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	500	540,206
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	597,222

134

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	$389,122
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,218,107
	U.K. Gilts
	1.125%, 01/31/39	GBP	3,000	2,472,524
	Vodafone Group PLC
	6.150%, 02/27/37		71	75,654
Wintershall Dea Finance BV
	1.332%, 09/25/28	EUR	1,000	998,876
	1.823%, 09/25/31	EUR	1,000	929,465
	TOTAL UNITED KINGDOM			12,369,350
UNITED STATES — (40.8%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		300	245,786
	Abbott Laboratories
	5.300%, 05/27/40		1,635	1,678,439
	AbbVie, Inc.
	4.050%, 11/21/39		1,000	878,780
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		150	133,567
#	3.500%, 03/15/32		270	222,196
	AECOM
	5.125%, 03/15/27		750	745,987
	Aircastle Ltd.
Ω	2.850%, 01/26/28		400	370,739
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,497,921
	Ally Financial, Inc.
	8.000%, 11/01/31		300	333,797
	Altria Group, Inc.
	3.400%, 05/06/30		200	184,645
	American Assets Trust LP
	3.375%, 02/01/31		1,000	866,677
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	454,193
	ARES Capital Corp.
	3.200%, 11/15/31		800	680,927
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	345,969
	Assurant, Inc.
	2.650%, 01/15/32		1,000	839,255
	Assured Guaranty U.S. Holdings, Inc.
#	3.150%, 06/15/31		1,000	888,639
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,097,551
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
AutoNation, Inc.
	2.400%, 08/01/31		1,500	$1,241,016
	3.850%, 03/01/32		500	449,105
	Bank of America Corp.
	5.875%, 02/07/42		1,350	1,438,722
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	591,664
	Berkshire Hathaway Finance Corp.
	2.375%, 06/19/39	GBP	600	536,964
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,518,978
	0.472%, 01/23/32	JPY	200,000	1,211,631
	1.585%, 04/16/40	JPY	100,000	604,672
	Black Hills Corp.
	2.500%, 06/15/30		800	697,977
	Block, Inc.
	3.500%, 06/01/31		1,500	1,329,680
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	88,394
	Boeing Co.
#	3.200%, 03/01/29		200	182,763
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	300	312,554
	Brixmor Operating Partnership LP
	4.050%, 07/01/30		300	284,555
Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	829,914
Ω	3.187%, 11/15/36		150	121,868
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,249,537
	Brown & Brown, Inc.
	2.375%, 03/15/31		1,000	848,735
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	371,927
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	967,810
Chevron USA, Inc.
	6.000%, 03/01/41		1,000	1,086,798
	5.250%, 11/15/43		1,000	1,001,608
	Cigna Group
	4.800%, 08/15/38		800	740,795
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	764,460
	Cisco Systems, Inc.
	5.500%, 01/15/40		1,000	1,034,461
	CME Group, Inc.
	5.300%, 09/15/43		946	968,046
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	192,812

135

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
ConocoPhillips
	6.500%, 02/01/39		300	$332,705
Consolidated Edison Co. of New York, Inc.
	5.700%, 06/15/40		475	488,455
Continental Resources, Inc.
	4.375%, 01/15/28		1,000	970,268
Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	581,660
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	438,501
Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	905,138
Discover Bank
	4.650%, 09/13/28		200	196,633
Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	245,796
DPL, Inc.
	4.350%, 04/15/29		1,500	1,408,612
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	841,041
DXC Technology Co.
	2.375%, 09/15/28		400	356,460
Elevance Health, Inc.
	4.625%, 05/15/42		500	442,189
Energy Transfer LP
	3.750%, 05/15/30		350	326,469
EnerSys
Ω	4.375%, 12/15/27		1,000	962,039
EPR Properties
	4.950%, 04/15/28		500	491,429
	3.750%, 08/15/29		1,200	1,105,393
Equinix, Inc.
	2.150%, 07/15/30		300	258,943
Expedia Group, Inc.
	3.250%, 02/15/30		650	600,765
Experian Finance PLC
Ω	2.750%, 03/08/30		602	542,304
Exxon Mobil Corp.
	1.408%, 06/26/39	EUR	2,700	2,152,913
	4.227%, 03/19/40		2,000	1,788,276
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	448,276
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,698,974
Fluor Corp.
	4.250%, 09/15/28		600	576,701
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	346,919
	2.900%, 02/16/28		250	229,569
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Fox Corp.
	4.709%, 01/25/29		300	$298,418
GATX Corp.
	4.700%, 04/01/29		200	198,448
	3.500%, 06/01/32		500	444,712
	General Motors Financial Co., Inc.
#	5.650%, 01/17/29		600	610,335
	Gilead Sciences, Inc.
	5.650%, 12/01/41		1,000	1,028,705
	Global Payments, Inc.
	3.200%, 08/15/29		250	230,075
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	203,132
	4.000%, 01/15/30		200	185,728
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	216,825
	Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	490,161
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	525,033
	HCA, Inc.
	7.500%, 11/06/33		117	131,225
	Hess Corp.
	5.600%, 02/15/41		500	501,775
	Home Depot, Inc.
	5.400%, 09/15/40		1,000	1,014,730
	Howmet Aerospace, Inc.
	3.000%, 01/15/29		500	466,180
	HP, Inc.
	2.650%, 06/17/31		200	172,777
	Humana, Inc.
	3.125%, 08/15/29		150	137,778
	Huntsman International LLC
	2.950%, 06/15/31		1,000	845,887
	Hyatt Hotels Corp.
	4.375%, 09/15/28		1,000	978,238
	Indiana Michigan Power Co.
	6.050%, 03/15/37		500	526,062
Intel Corp.
	4.600%, 03/25/40		800	686,301
	5.625%, 02/10/43		700	668,113
	International Business Machines Corp.
	1.250%, 02/09/34	EUR	1,000	907,601

136

DFA Global Core Plus Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Interstate Power & Light Co.
	5.700%, 10/15/33	1,595	$1,651,021
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34	900	728,162
	Jackson Financial, Inc.
	3.125%, 11/23/31	1,000	856,138
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33	750	769,332
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31	300	253,931
JPMorgan Chase & Co.
	6.400%, 05/15/38	500	559,943
	5.500%, 10/15/40	500	511,389
	5.400%, 01/06/42	500	507,619
	Juniper Networks, Inc.
	2.000%, 12/10/30	1,200	1,001,114
	KB Home
	4.000%, 06/15/31	1,500	1,356,018
	Kemper Corp.
	3.800%, 02/23/32	1,000	892,778
	Kilroy Realty LP
	2.500%, 11/15/32	1,600	1,252,029
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	100	109,522
	Las Vegas Sands Corp.
	3.900%, 08/08/29	1,000	934,485
	Lazard Group LLC
	4.500%, 09/19/28	500	489,667
	Lennar Corp.
	4.750%, 05/30/25	500	499,248
	Lincoln National Corp.
#	3.400%, 01/15/31	700	633,860
	Loews Corp.
	4.125%, 05/15/43	495	424,579
	LYB International Finance III LLC
	3.375%, 10/01/40	500	377,381
	Marriott International, Inc.
	2.750%, 10/15/33	100	82,806
	MGM Resorts International
	4.625%, 09/01/26	350	346,848
	Micron Technology, Inc.
	3.366%, 11/01/41	500	373,576
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30	1,000	905,489
Ω	3.875%, 05/15/32	250	221,627
	Morgan Stanley
	6.375%, 07/24/42	900	1,010,534
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Motorola Solutions, Inc.
	2.300%, 11/15/30		200	$172,005
	Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	513,162
	National Fuel Gas Co.
	2.950%, 03/01/31		1,000	867,589
	Nestle Capital Corp.
	4.750%, 03/22/36	GBP	750	928,811
	NewMarket Corp.
	2.700%, 03/18/31		1,000	862,563
	NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		300	288,001
	NIKE, Inc.
	3.250%, 03/27/40		2,000	1,590,007
	NOV, Inc.
	3.600%, 12/01/29		400	373,327
	OneMain Finance Corp.
	7.125%, 03/15/26		450	461,019
	ONEOK, Inc.
	6.350%, 01/15/31		300	318,886
Oracle Corp.
	6.125%, 07/08/39		600	634,380
	3.600%, 04/01/40		875	696,899
	Ovintiv, Inc.
	8.125%, 09/15/30		400	451,468
	Owens Corning
	3.500%, 02/15/30		1,500	1,396,082
	Paramount Global
#	4.950%, 01/15/31		200	185,801
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	731,577
	4.375%, 11/15/41		100	87,151
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	856,197
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	186,331
	3.800%, 09/15/30		50	46,633
	6.700%, 05/15/36		200	216,517
	6.650%, 01/15/37		500	535,647
	Primerica, Inc.
	2.800%, 11/19/31		1,000	852,063
	Principal Financial Group, Inc.
	6.050%, 10/15/36		147	155,840
	Progress Energy, Inc.
	7.000%, 10/30/31		290	322,832
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	2,100	1,840,280

137

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	$923,315
	0.875%, 01/24/32	EUR	200	181,928
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	234,671
	Ross Stores, Inc.
	1.875%, 04/15/31		99	82,410
	Royalty Pharma PLC
	2.200%, 09/02/30		150	128,121
	RTX Corp.
	4.500%, 06/01/42		500	445,182
Sabra Health Care LP
	3.900%, 10/15/29		500	464,990
	3.200%, 12/01/31		900	778,154
Seagate HDD Cayman
	4.091%, 06/01/29		400	377,140
	4.125%, 01/15/31		500	449,640
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	791,434
	Shell Finance U.S., Inc.
	4.550%, 08/12/43		2,500	2,262,521
	Steelcase, Inc.
	5.125%, 01/18/29		700	674,490
	Store Capital LLC
	4.625%, 03/15/29		900	864,598
	Tapestry, Inc.
	3.050%, 03/15/32		300	253,382
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	1,000,139
	Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		200	202,822
	Toll Brothers Finance Corp.
@	3.800%, 11/01/29		350	332,428
	Truist Financial Corp.
	1.950%, 06/05/30		200	171,019
	U.S. Cellular Corp.
	6.700%, 12/15/33		200	215,751
	UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	491,535
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	593,567
Vontier Corp.
	2.400%, 04/01/28		400	362,331
	2.950%, 04/01/31		665	571,207
Walmart, Inc.
	4.875%, 07/08/40		500	492,983
	5.625%, 04/15/41		700	743,438
	Walt Disney Co.
	3.500%, 05/13/40		500	405,123
Wells Fargo & Co.
	0.625%, 08/14/30	EUR	278	258,691
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.125%, 09/24/31	GBP	1,000	$1,060,230
	Welltower OP LLC
	2.050%, 01/15/29		1,000	897,629
	Western Digital Corp.
	2.850%, 02/01/29		1,200	1,060,289
	Western Union Co.
	1.350%, 03/15/26		600	570,515
	Westlake Corp.
	1.625%, 07/17/29	EUR	500	499,993
	WPC Eurobond BV
	1.350%, 04/15/28	EUR	600	609,795
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	193,524
	3.625%, 03/15/31		500	452,787
	TOTAL UNITED STATES			115,755,117
	TOTAL BONDS			232,204,016
U.S. TREASURY OBLIGATIONS — (7.4%)
U.S. Treasury Inflation-Indexed Notes
	0.125%, 04/15/25		3,412	3,365,342
	0.625%, 01/15/26		3,180	3,119,035
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25		600	599,724
(r)	3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26		4,900	4,902,069
(r)	3M USTMMR + 0.150%, FRN, 4.692%, 04/30/26		6,000	5,995,135
(r)	3M USTMMR + 0.182%, FRN, 4.724%, 07/31/26		3,000	2,998,637
	TOTAL U.S. TREASURY OBLIGATIONS			20,979,942
	TOTAL INVESTMENT SECURITIES (Cost $293,823,251)			278,077,101

		Shares
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	486,620	5,628,251
TOTAL INVESTMENTS — (100.0%)
(Cost $299,451,418)			$283,705,352

138

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of October 31, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	1,811,764	USD	1,960,415	Citibank, N.A.	11/04/24	$10,330
EUR	17,973,773	USD	19,535,334	HSBC Bank	11/04/24	15,635
USD	21,953,834	EUR	19,785,537	UBS AG	11/04/24	432,119
USD	16,473,334	EUR	14,910,887	Citibank, N.A.	11/05/24	253,325
USD	7,966,609	JPY	1,164,086,080	State Street Bank and Trust	11/05/24	305,124
JPY	1,164,086,080	USD	7,622,255	UBS AG	11/05/24	39,230
USD	793,637	SEK	8,095,970	Citibank, N.A.	11/07/24	33,682
USD	7,052,647	AUD	10,493,649	Societe Generale	11/13/24	146,047
USD	1,104,903	CAD	1,504,796	Citibank, N.A.	11/14/24	23,689
USD	1,797,983	CAD	2,440,148	State Street Bank and Trust	11/14/24	44,708
USD	8,158,283	GBP	6,268,284	Citibank, N.A.	11/15/24	75,764
USD	7,141,536	AUD	10,660,989	Societe Generale	11/15/24	124,656
USD	9,375,010	GBP	7,221,917	HSBC Bank	11/26/24	63,002
USD	2,450,353	CAD	3,371,148	State Street Bank and Trust	01/14/25	22,903
USD	4,284,559	JPY	633,076,888	State Street Bank and Trust	01/16/25	77,443
USD	14,161,606	JPY	2,126,352,582	State Street Bank and Trust	01/23/25	18,950
Total Appreciation						$1,686,607
USD	1,015,353	EUR	933,913	Citibank, N.A.	11/05/24	$(554)
CAD	1,700,861	USD	1,257,696	Citibank, N.A.	11/14/24	(35,608)
AUD	219,852	USD	146,882	Citibank, N.A.	11/15/24	(2,180)
USD	16,964,606	EUR	15,597,491	State Street Bank and Trust	11/15/24	(9,396)
USD	19,196,969	EUR	17,616,147	HSBC Bank	01/03/25	(15,032)
USD	7,751,525	JPY	1,173,828,206	UBS AG	01/06/25	(39,738)
USD	1,085,845	NZD	1,816,512	UBS AG	01/07/25	(628)
CAD	339,798	USD	246,741	Citibank, N.A.	01/14/25	(2,064)
Total (Depreciation)						$(105,200)
Total Appreciation (Depreciation)						$1,581,407
As of October 31, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	$438,131	$438,131
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,631,300	3,631,300
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	257,268	257,268
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	49,360	49,360
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	64,553	64,553
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	160,903	160,903
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	80,673	80,673
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	229,387	229,387

139

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	$487,762	$487,762
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	343,587	343,587
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	513,817	513,817
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	343,774	343,774
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	334,607	334,607
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	463,771	463,771
Deutsche Bank AG, London Branch	2.344%	Fixed	CPI	Maturity	USD	9,000,000	08/27/36	—	—	140,474	140,474
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	33,657	33,657
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	20,026	20,026
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	156,531	156,531
Total Appreciation										$7,749,581	$7,749,581
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(120,883)	(120,883)
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	(30,905)	(30,905)
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	(82,469)	(82,469)
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	(24,939)	(24,939)
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	(31,587)	(31,587)
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	(27,891)	(27,891)
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	(27,205)	(27,205)
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	(14,693)	(14,693)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(181,168)	(181,168)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(130,881)	(130,881)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	(43,146)	(43,146)
Total (Depreciation)										$(715,767)	$(715,767)
Total Appreciation (Depreciation)										$7,033,814	$7,033,814
*
As of October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $4,293,556 in connection with open inflation swap contracts.

140

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of October 31, 2024, the value of Rule 144A securities amounted to $18,456,390 or 7.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$24,893,143	—	$24,893,143
Bonds
Australia	—	17,743,961	—	17,743,961
Belgium	—	2,854,408	—	2,854,408
Canada	—	11,241,910	—	11,241,910
Denmark	—	693,216	—	693,216
France	—	17,666,473	—	17,666,473
Germany	—	6,247,211	—	6,247,211
Hong Kong	—	914,080	—	914,080
Italy	—	2,362,896	—	2,362,896
Japan	—	28,815,853	—	28,815,853
Luxembourg	—	916,866	—	916,866
Netherlands	—	1,985,826	—	1,985,826
New Zealand	—	1,073,912	—	1,073,912
Norway	—	3,664,352	—	3,664,352
Spain	—	941,402	—	941,402
Supranational Organization Obligations	—	3,649,607	—	3,649,607
Sweden	—	1,436,631	—	1,436,631
Switzerland	—	1,870,945	—	1,870,945
United Kingdom	—	12,369,350	—	12,369,350
United States	—	115,755,117	—	115,755,117
U.S. Treasury Obligations	—	20,979,942	—	20,979,942
Securities Lending Collateral	—	5,628,251	—	5,628,251
Total Investments in Securities	—	$283,705,352	—	$283,705,352
Financial Instruments
Assets
Forward Currency Contracts**	—	1,686,607	—	1,686,607
Swap Agreements**	—	7,749,581	—	7,749,581
Liabilities
Forward Currency Contracts**	—	(105,200)	—	(105,200)
Swap Agreements**	—	(715,767)	—	(715,767)
Total Financial Instruments	—	$8,615,221	—	$8,615,221
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
141

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $0, $40,818, $10,248 and $81,603 of securities on loan, respectively)	$4,332,188	$4,499,688	$1,009,858	$9,260,980
Temporary Cash Investments at Value & Cost	136,313	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $41,677, $10,454 and $83,343, respectively)	—	41,680	10,455	83,348
Foreign Currencies at Value	1	178	188	550
Cash	—	86,993	21,388	285,896
Receivables:
Dividends and Interest	4,301	8,955	6,380	23,132
Securities Lending Income	—	3	3	6
Fund Shares Sold	7,065	4,156	179	14,258
Unrealized Gain on Forward Currency Contracts	—	14,722	2,951	43,612
Unrealized Gain on Foreign Currency Contracts	—	91	—	412
Prepaid Expenses and Other Assets	24	23	9	75
Total Assets	4,479,892	4,656,489	1,051,411	9,712,269
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	41,680	10,456	83,425
Investment Securities Purchased	123,113	69,413	14,806	262,443
Fund Shares Redeemed	2,955	1,660	934	6,536
Due to Advisor	370	539	121	1,423
Unrealized Loss on Forward Currency Contracts	—	350	547	3,655
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Accrued Expenses and Other Liabilities	436	338	52	589
Total Liabilities	126,874	113,980	26,916	358,072
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,353,018	$4,542,509	$1,024,495	$9,354,197
Institutional Class Shares — based on net assets of $4,353,018; $4,542,509; $1,024,495 and $9,354,197, respectively and shares outstanding of 425,356,184, 460,346,239, 107,543,449 and 923,223,543, respectively, $0.01 Par Value (1)	$10.23	$9.87	$9.53	$10.13
(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000
Investment Securities at Cost	$4,331,576	$4,516,924	$1,013,611	$9,262,060
Foreign Currencies at Cost	$1	$180	$190	$552
NET ASSETS CONSIST OF:
Paid-In Capital	$4,433,353	$4,642,751	$1,122,515	$10,381,739
Total Distributable Earnings (Loss)	(80,335)	(100,242)	(98,020)	(1,027,542)
NET ASSETS	$4,353,018	$4,542,509	$1,024,495	$9,354,197

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
142

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $29,962 of securities on loan, respectively)	$906,982	$1,661,588	$5,929,515	$5,641,054
Temporary Cash Investments at Value & Cost	—	7,244	13,989	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $30,580, respectively)	—	—	—	30,581
Foreign Currencies at Value	384	—	—	988
Cash	4,704	—	—	56,461
Receivables:
Dividends, Interest and Tax Reclaims	10,811	132	70,005	36,923
Securities Lending Income	—	—	—	13
Fund Shares Sold	939	5,707	5,558	1,737
Unrealized Gain on Forward Currency Contracts	15,612	—	—	19,801
Prepaid Expenses and Other Assets	20	18	48	30
Total Assets	939,452	1,674,689	6,019,115	5,787,588
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	30,607
Investment Securities Purchased	—	—	—	53,867
Fund Shares Redeemed	625	505	4,610	5,198
Due to Advisor	129	197	463	722
Unrealized Loss on Forward Currency Contracts	1,924	—	—	1,716
Unrealized Loss on Foreign Currency Contracts	—	—	—	2
Accrued Expenses and Other Liabilities	50	132	277	337
Total Liabilities	2,728	834	5,350	92,449
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$936,724	$1,673,855	$6,013,765	$5,695,139
Institutional Class Shares — based on net assets of $936,724; $1,673,855; $6,013,765 and $5,695,139, respectively and shares outstanding of 110,380,377, 167,851,720, 547,516,415 and 547,739,438, respectively, $0.01 Par Value (1)	$8.49	$9.97	$10.98	$10.40
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000
Investment Securities at Cost	$1,042,816	$1,661,633	$6,310,832	$5,659,552
Foreign Currencies at Cost	$388	$—	$—	$997
NET ASSETS CONSIST OF:
Paid-In Capital	$1,213,750	$1,805,836	$6,781,098	$6,083,470
Total Distributable Earnings (Loss)	(277,026)	(131,981)	(767,333)	(388,331)
NET ASSETS	$936,724	$1,673,855	$6,013,765	$5,695,139

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
143

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $29,467, $5,968, $48,435 and $394,966 of securities on loan, respectively)	$1,812,811	$758,610	$2,837,358	$11,728,708
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $30,061, $6,092, $49,475 and $402,704, respectively)	30,062	6,093	49,475	402,706
Foreign Currencies at Value	54	88	571	210
Segregated Cash for Swaps Contracts	—	—	4,151	—
Cash	4,751	8,221	17,787	224,111
Receivables:
Investment Securities Sold	10,651	—	—	—
Dividends and Interest	22,120	5,891	24,339	116,151
Securities Lending Income	10	1	10	139
Fund Shares Sold	1,272	710	2,437	11,596
Unrealized Gain on Forward Currency Contracts	4,821	1,666	20,764	18,042
Unrealized Gain on Foreign Currency Contracts	—	1	3	—
Prepaid Expenses and Other Assets	26	11	28	59
Total Assets	1,886,578	781,292	2,956,923	12,501,722
LIABILITIES:
Payables:
Upon Return of Securities Loaned	30,132	6,098	49,510	403,187
Investment Securities Purchased	—	1,921	262,145	202,177
Fund Shares Redeemed	1,856	689	2,442	10,755
Due to Advisor	254	100	431	1,632
Segregated Cash for Swap Contracts	—	—	641	—
Unrealized Loss on Forward Currency Contracts	295	938	2,399	937
Unrealized Loss on Foreign Currency Contracts	18	—	—	—
Accrued Expenses and Other Liabilities	87	64	123	413
Total Liabilities	32,642	9,810	317,691	619,101
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,853,936	$771,482	$2,639,232	$11,882,621
Institutional Class Shares — based on net assets of $1,853,936; $771,482; $2,639,232 and $11,882,621, respectively and shares outstanding of 192,503,481, 80,915,698, 287,115,025 and 1,181,206,361, respectively, $0.01 Par Value (1)	$9.63	$9.53	$9.19	$10.06
(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000
Investment Securities at Cost	$1,881,034	$757,090	$2,984,445	$12,387,559
Foreign Currencies at Cost	$54	$87	$571	$211
NET ASSETS CONSIST OF:
Paid-In Capital	$2,107,907	$820,590	$3,086,225	$13,266,890
Total Distributable Earnings (Loss)	(253,971)	(49,108)	(446,993)	(1,384,269)
NET ASSETS	$1,853,936	$771,482	$2,639,232	$11,882,621

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
144

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,374,864	—	—	—
Investment Securities at Value (including $0, $0, $0 and $11,858 of securities on loan, respectively)	334,934	$366,150	$5,040,652	$1,877,825
Temporary Cash Investments at Value & Cost	9,763	—	7,066	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $12,168, respectively)	—	—	—	12,168
Foreign Currencies at Value	—	—	—	264
Segregated Cash for Swaps Contracts	—	—	—	30,879
Cash	—	1,388	—	30,748
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	18,987	—
Dividends and Interest	254	358	14,570	12,975
Securities Lending Income	—	—	—	3
Fund Shares Sold	547	485	3,288	2,143
Unrealized Gain on Swap Contracts	—	—	—	37,450
Unrealized Gain on Forward Currency Contracts	—	—	—	7,245
Prepaid Expenses and Other Assets	29	6	29	25
Total Assets	1,720,391	368,387	5,084,592	2,011,725
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	12,160
Investment Securities/Affiliated Investment Companies Purchased	2,850	—	20,108	24,738
Fund Shares Redeemed	504	130	6,573	1,848
Due to Advisor	22	33	390	296
Segregated Cash for Swap Contracts	—	—	—	30,124
Unrealized Loss on Swap Contracts	—	—	—	1,356
Unrealized Loss on Forward Currency Contracts	—	—	—	500
Accrued Expenses and Other Liabilities	67	15	228	117
Total Liabilities	3,443	178	27,299	71,139
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,716,948	$368,209	$5,057,293	$1,940,586
Institutional Class Shares — based on net assets of $1,716,948; $368,209; $5,057,293 and $1,940,586, respectively and shares outstanding of 185,983,193, 62,724,043, 461,840,569 and 179,513,320, respectively, $0.01 Par Value (1)	$9.23	$5.87	$10.95	$10.81
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$1,482,696	$—	$—	$—
Investment Securities at Cost	$334,272	$514,234	$5,526,714	$1,883,710
Foreign Currencies at Cost	$—	$—	$—	$267
NET ASSETS CONSIST OF:
Paid-In Capital	$1,918,267	$548,182	$5,752,609	$1,856,470
Total Distributable Earnings (Loss)	(201,319)	(179,973)	(695,316)	84,116
NET ASSETS	$1,716,948	$368,209	$5,057,293	$1,940,586

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
145

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $5,505 of securities on loan, respectively)	$278,077
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,628)	5,628
Foreign Currencies at Value	41
Segregated Cash for Swaps Contracts	3,192
Cash	2,556
Receivables:
Dividends and Interest	2,142
Securities Lending Income	2
Fund Shares Sold	90
Unrealized Gain on Swap Contracts	7,749
Unrealized Gain on Forward Currency Contracts	1,686
Unrealized Gain on Foreign Currency Contracts	1
Prepaid Expenses and Other Assets	9
Total Assets	301,173
LIABILITIES:
Payables:
Upon Return of Securities Loaned	5,627
Investment Securities Purchased	26,380
Fund Shares Redeemed	41
Due to Advisor	48
Segregated Cash for Swap Contracts	2,890
Unrealized Loss on Swap Contracts	715
Unrealized Loss on Forward Currency Contracts	105
Accrued Expenses and Other Liabilities	129
Total Liabilities	35,935
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$265,238
Institutional Class Shares — based on net assets of $265,238 and shares outstanding of 27,705,354, $0.01 Par Value (1)	$9.57
(1) NUMBER OF SHARES AUTHORIZED	500,000,000
Investment Securities at Cost	$293,823
Foreign Currencies at Cost	$42
NET ASSETS CONSIST OF:
Paid-In Capital	$295,107
Total Distributable Earnings (Loss)	(29,869)
NET ASSETS	$265,238

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
146

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Dividend Income from Affiliates	$2,868	$285	$223	$471
Interest	238,396	220,031	46,138	450,922
Income from Securities Lending, Net	72	8	22	13
Total Investment Income	241,336	220,324	46,383	451,406
Expenses
Investment Management Fees	4,575	6,400	1,413	16,843
Accounting & Transfer Agent Fees	723	667	140	1,840
Custodian Fees	28	52	15	113
Filing Fees	52	74	31	162
Shareholders' Reports	136	84	32	231
Directors’/Trustees’ Fees & Expenses	36	37	9	75
Professional Fees	77	85	20	174
Other	106	120	27	222
Total Expenses	5,733	7,519	1,687	19,660
Net Expenses	5,733	7,519	1,687	19,660
Net Investment Income (Loss)	235,603	212,805	44,696	431,746
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	744	(43,711)	(987)	59,983
Affiliated Investment Companies Shares Sold	(34)	(3)	—	(5)
Foreign Currency Transactions	—	715	13	806
Forward Currency Contracts	—	(51,501)	(7,091)	(107,898)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	9,064	124,315	24,813	102,106
Affiliated Investment Companies Shares	—	4	1	5
Translation of Foreign Currency-Denominated Amounts	—	355	54	776
Forward Currency Contracts.	—	4,117	31	18,870
Net Realized and Unrealized Gain (Loss)	9,774	34,291	16,834	74,643
Net Increase (Decrease) in Net Assets Resulting from Operations	$245,377	$247,096	$61,530	$506,389

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
147

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio
Investment Income
Dividend Income from Affiliates	—	—	—	$1,915
Interest	$19,159	$81,131	$166,539	261,988
Income from Securities Lending, Net	—	—	—	141
Total Investment Income	19,159	81,131	166,539	264,044
Expenses
Investment Management Fees	1,599	2,138	5,117	8,717
Accounting & Transfer Agent Fees	174	285	964	1,119
Custodian Fees	51	13	50	65
Filing Fees	35	35	108	70
Shareholders' Reports	49	70	120	232
Directors’/Trustees’ Fees & Expenses	8	12	45	46
Professional Fees	19	26	98	101
Previously Waived Fees Recovered by Advisor (Note C)	38	—	—	26
Other	29	36	120	136
Total Expenses	2,002	2,615	6,622	10,512
Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	—	—	30
Fees Paid Indirectly (Note C)	14	—	—	—
Net Expenses	1,986	2,615	6,622	10,482
Net Investment Income (Loss)	17,173	78,516	159,917	253,562
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(88,413)	1,021	(73,152)	(6,138)
Affiliated Investment Companies Shares Sold	—	—	—	(9)
Foreign Currency Transactions	138	—	—	(251)
Forward Currency Contracts	(30,101)	—	—	(26,414)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	185,241	(700)	352,051	125,680
Affiliated Investment Companies Shares	—	—	—	2
Translation of Foreign Currency-Denominated Amounts	218	—	—	172
Forward Currency Contracts.	9,924	—	—	5,821
Net Realized and Unrealized Gain (Loss)	77,007	321	278,899	98,863
Net Increase (Decrease) in Net Assets Resulting from Operations	$94,180	$78,837	$438,816	$352,425

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
148

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio	DFA Targeted Credit Portfolio	DFA Global Core Plus Fixed Income Portfolio	DFA Investment Grade Portfolio
Investment Income
Dividend Income from Affiliates	$2,431	$686	—	$36,513
Interest	65,946	29,401	$101,781	404,890
Income from Securities Lending, Net	255	33	235	1,830
Total Investment Income	68,632	30,120	102,016	443,233
Expenses
Investment Management Fees	2,442	1,583	5,259	17,735
Accounting & Transfer Agent Fees	344	226	574	2,095
Custodian Fees	15	18	56	108
Filing Fees	47	34	107	148
Shareholders' Reports	57	49	91	233
Directors’/Trustees’ Fees & Expenses	11	7	22	86
Professional Fees	24	19	57	199
Previously Waived Fees Recovered by Advisor (Note C)	89	—	—	—
Other	33	29	86	236
Total Expenses	3,062	1,965	6,252	20,840
Fees Waived, Expenses Reimbursed by Advisor (Note C)	7	206	161	—
Fees Paid Indirectly (Note C)	—	—	16	—
Net Expenses	3,055	1,759	6,075	20,840
Net Investment Income (Loss)	65,577	28,361	95,941	422,393
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(11,708)	2,080	(48,646)	(91,426)
Affiliated Investment Companies Shares Sold	(5)	(2)	(9)	(93)
Foreign Currency Transactions	(26)	24	148	119
Forward Currency Contracts	(6,551)	(6,549)	(20,063)	(36,194)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	132,061	37,864	271,620	733,635
Affiliated Investment Companies Shares	2	—	—	5
Translation of Foreign Currency-Denominated Amounts	8	67	296	95
Forward Currency Contracts.	4,086	(853)	14,199	18,410
Net Realized and Unrealized Gain (Loss)	117,867	32,631	217,545	624,551
Net Increase (Decrease) in Net Assets Resulting from Operations	$183,444	$60,992	$313,486	$1,046,944

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
149

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio
Investment Income
Income Distributions	$45,039	—	—	—
Total Investment Income	45,039	—	—	—
Fund Investment Income
Dividend Income from Affiliates	—	—	—	$784
Interest	16,537	$18,412	$156,562	88,314
Income from Securities Lending, Net	—	—	—	46
Total Fund Investment Income	16,537	18,412	156,562	89,144
Expenses
Investment Management Fees	2,058	364	4,648	3,469
Accounting & Transfer Agent Fees	330	19	512	425
Custodian Fees	3	2	41	6
Filing Fees	59	21	65	55
Shareholders' Reports	40	23	139	86
Directors’/Trustees’ Fees & Expenses	14	3	41	15
Professional Fees	15	6	87	38
Other	14	11	122	83
Total Expenses	2,533	449	5,655	4,177
Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,806	—	—	—
Fees Paid Indirectly (Note C)	—	1	—	—
Net Expenses	727	448	5,655	4,177
Net Investment Income (Loss)	60,849	17,964	150,907	84,967
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(188)	(22,058)	(58,611)	(3,989)
Affiliated Investment Companies Shares Sold	(9,376)	—	—	(3)
Futures	—	—	—	(15)
Swap Contracts	—	—	—	42,698
Foreign Currency Transactions	—	—	—	(41)
Forward Currency Contracts	—	—	—	(11,034)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	4,267	53,624	344,297	43,129
Affiliated Investment Companies Shares	62,331	—	—	—
Swap Contracts	—	—	—	(36,819)
Translation of Foreign Currency-Denominated Amounts	—	—	—	58
Forward Currency Contracts.	—	—	—	4,848
Net Realized and Unrealized Gain (Loss)	57,034	31,566	285,686	38,832
Net Increase (Decrease) in Net Assets Resulting from Operations	$117,883	$49,530	$436,593	$123,799

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
150

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio
Investment Income
Dividend Income from Affiliates	$216
Interest	9,016
Income from Securities Lending, Net	37
Total Investment Income	9,269
Expenses
Investment Management Fees	548
Accounting & Transfer Agent Fees	95
Filing Fees	22
Shareholders' Reports	19
Directors’/Trustees’ Fees & Expenses	3
Professional Fees	5
Previously Waived Fees Recovered by Advisor (Note C)	24
Other	52
Total Expenses	768
Fees Waived, Expenses Reimbursed by Advisor (Note C)	8
Fees Paid Indirectly (Note C)	1
Net Expenses	759
Net Investment Income (Loss)	8,510
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,767)
Futures	(4)
Swap Contracts	1,617
Foreign Currency Transactions	(1,867)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	26,730
Swap Contracts	(2,628)
Translation of Foreign Currency-Denominated Amounts	23
Forward Currency Contracts.	1,300
Net Realized and Unrealized Gain (Loss)	20,404
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,914

**
Net of foreign capital gain taxes withheld of $0.
***
Including foreign capital gain taxes of $0.
See accompanying Notes to Financial Statements.
151

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$235,603	$145,073	$212,805	$120,297	$44,696	$28,867	$431,746	$286,541
Net Realized Gain (Loss) on:
Investment Securities Sold	744	(42,341)	(43,711)	(55,940)	(987)	(47,361)	59,983	(303,224)
Affiliated Investment Companies Shares Sold	(34)	78	(3)	(3)	—	2	(5)	(1)
Foreign Currency Transactions	—	—	715	(81)	13	187	806	1,919
Forward Currency Contracts	—	—	(51,501)	(16,578)	(7,091)	3,483	(107,898)	(175,028)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9,064	132,056	124,315	163,317	24,813	70,986	102,106	601,167
Affiliated Investment Companies Shares	—	29	4	8	1	9	5	11
Translation of Foreign Currency-Denominated Amounts	—	—	355	80	54	(7)	776	(227)
Forward Currency Contracts	—	—	4,117	11,000	31	135	18,870	31,001
Net Increase (Decrease) in Net Assets Resulting from Operations	245,377	234,895	247,096	222,100	61,530	56,301	506,389	442,159
Distributions:
Institutional Class Shares	(229,188)	(139,456)	(196,491)	(118,218)	(38,276)	(454)	(493,009)	(223,412)
Capital Share Transactions (1):
Shares Issued	1,569,362	1,718,082	577,169	761,326	140,565	146,970	1,773,818	2,052,698
Shares Issued in Lieu of Cash Distributions	205,630	126,013	164,713	100,680	38,265	454	486,285	219,803
Shares Redeemed	(1,894,158)	(2,832,997)	(873,477)	(1,381,337)	(182,815)	(217,187)	(2,542,938)	(3,328,313)
Net Increase (Decrease) from Capital Share Transactions	(119,166)	(988,902)	(131,595)	(519,331)	(3,985)	(69,763)	(282,835)	(1,055,812)
Total Increase (Decrease) in Net Assets	(102,977)	(893,463)	(80,990)	(415,449)	19,269	(13,916)	(269,455)	(837,065)
Net Assets
Beginning of Year	4,455,995	5,349,458	4,623,499	5,038,948	1,005,226	1,019,142	9,623,652	10,460,717
End of Year	$4,353,018	$4,455,995	$4,542,509	$4,623,499	$1,024,495	$1,005,226	$9,354,197	$9,623,652
(1) Shares Issued and Redeemed:
Shares Issued	153,245	169,791	58,805	79,186	15,138	16,191	175,556	205,648
Shares Issued in Lieu of Cash Distributions	20,105	12,439	16,904	10,483	4,228	51	48,530	22,097
Shares Redeemed	(184,881)	(279,713)	(89,060)	(143,165)	(19,752)	(23,867)	(251,950)	(333,766)
Net Increase (Decrease) from Shares Issued and Redeemed	(11,531)	(97,483)	(13,351)	(53,496)	(386)	(7,625)	(27,864)	(106,021)
See accompanying Notes to Financial Statements.
152

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,173	$14,376	$78,516	$49,424	$159,917	$119,116	$253,562	$185,224
Net Realized Gain (Loss) on:
Investment Securities Sold	(88,413)	(56,804)	1,021	(10,881)	(73,152)	(195,176)	(6,138)	(265,300)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	(9)	—
Foreign Currency Transactions	138	237	—	—	—	—	(251)	666
Forward Currency Contracts	(30,101)	(49,426)	—	—	—	—	(26,414)	(5,758)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	185,241	91,492	(700)	33,281	352,051	27,628	125,680	416,688
Affiliated Investment Companies Shares	—	—	—	—	—	—	2	29
Translation of Foreign Currency-Denominated Amounts	218	190	—	—	—	—	172	(25)
Forward Currency Contracts	9,924	5,366	—	—	—	—	5,821	6,303
Net Increase (Decrease) in Net Assets Resulting from Operations	94,180	5,431	78,837	71,824	438,816	(48,432)	352,425	337,827
Distributions:
Institutional Class Shares	(42,826)	(20,060)	(74,582)	(44,032)	(152,473)	(108,613)	(249,366)	(236,492)
Capital Share Transactions (1):
Shares Issued	224,648	258,214	463,721	288,198	1,384,340	1,847,599	1,137,400	1,411,539
Shares Issued in Lieu of Cash Distributions	40,795	19,191	71,873	42,970	148,737	105,457	247,189	234,594
Shares Redeemed	(426,014)	(335,750)	(358,478)	(438,260)	(1,048,545)	(1,340,834)	(1,705,574)	(2,331,464)
Net Increase (Decrease) from Capital Share Transactions	(160,571)	(58,345)	177,116	(107,092)	484,532	612,222	(320,985)	(685,331)
Total Increase (Decrease) in Net Assets	(109,217)	(72,974)	181,371	(79,300)	770,875	455,177	(217,926)	(583,996)
Net Assets
Beginning of Year	1,045,941	1,118,915	1,492,484	1,571,784	5,242,890	4,787,713	5,913,065	6,497,061
End of Year	$936,724	$1,045,941	$1,673,855	$1,492,484	$6,013,765	$5,242,890	$5,695,139	$5,913,065
(1) Shares Issued and Redeemed:
Shares Issued	26,571	31,041	46,477	29,269	125,826	169,958	109,670	138,127
Shares Issued in Lieu of Cash Distributions	4,859	2,395	7,251	4,365	13,571	9,739	23,846	22,991
Shares Redeemed	(50,450)	(40,408)	(35,983)	(44,507)	(95,878)	(124,055)	(164,460)	(228,179)
Net Increase (Decrease) from Shares Issued and Redeemed	(19,020)	(6,972)	17,745	(10,873)	43,519	55,642	(30,944)	(67,061)
See accompanying Notes to Financial Statements.
153

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,577	$47,475	$28,361	$25,226	$95,941	$82,336	$422,393	$335,821
Net Realized Gain (Loss) on:
Investment Securities Sold	(11,708)	(104,159)	2,080	(30,254)	(48,646)	(130,064)	(91,426)	(430,908)
Affiliated Investment Companies Shares Sold	(5)	(11)	(2)	5	(9)	12	(93)	25
Foreign Currency Transactions	(26)	147	24	139	148	347	119	228
Forward Currency Contracts	(6,551)	9,993	(6,549)	201	(20,063)	(25,248)	(36,194)	32,990
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	132,061	86,137	37,864	55,411	271,620	152,225	733,635	308,964
Affiliated Investment Companies Shares	2	16	—	8	—	22	5	300
Translation of Foreign Currency-Denominated Amounts	8	(63)	67	(81)	296	163	95	(224)
Forward Currency Contracts	4,086	440	(853)	1,825	14,199	(622)	18,410	(1,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,444	39,975	60,992	52,480	313,486	79,171	1,046,944	245,484
Distributions:
Institutional Class Shares	(63,498)	(46,186)	(27,100)	(29,651)	(135,326)	(78,104)	(399,073)	(282,362)
Capital Share Transactions (1):
Shares Issued	749,809	548,716	163,706	309,673	768,679	941,601	3,573,837	2,940,218
Shares Issued in Lieu of Cash Distributions	60,798	44,096	26,859	29,412	134,976	77,910	386,220	275,170
Shares Redeemed	(355,488)	(598,501)	(370,151)	(310,812)	(1,035,669)	(828,066)	(2,891,246)	(3,010,041)
Net Increase (Decrease) from Capital Share Transactions	455,119	(5,689)	(179,586)	28,273	(132,014)	191,445	1,068,811	205,347
Total Increase (Decrease) in Net Assets	575,065	(11,900)	(145,694)	51,102	46,146	192,512	1,716,682	168,469
Net Assets
Beginning of Year	1,278,871	1,290,771	917,176	866,074	2,593,086	2,400,574	10,165,939	9,997,470
End of Year	$1,853,936	$1,278,871	$771,482	$917,176	$2,639,232	$2,593,086	$11,882,621	$10,165,939
(1) Shares Issued and Redeemed:
Shares Issued	78,382	59,158	17,284	33,887	84,273	106,033	356,294	299,595
Shares Issued in Lieu of Cash Distributions	6,354	4,793	2,826	3,191	14,918	8,907	38,480	28,084
Shares Redeemed	(37,162)	(65,586)	(38,937)	(33,725)	(114,115)	(94,112)	(290,134)	(307,220)
Net Increase (Decrease) from Shares Issued and Redeemed	47,574	(1,635)	(18,827)	3,353	(14,924)	20,828	104,640	20,459
See accompanying Notes to Financial Statements.
154

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$60,849	$53,149	$17,964	$19,532	$150,907	$220,864	$84,967	$62,432
Net Realized Gain (Loss) on:
Investment Securities Sold	(188)	(5,454)	(22,058)	(5,151)	(58,611)	(95,955)	(3,989)	(100,739)
Affiliated Investment Companies Shares Sold	(9,376)	(50,451)	—	—	—	—	(3)	18
Futures	—	—	—	—	—	—	(15)	—
Swap Contracts	—	—	—	—	—	—	42,698	39,000
Foreign Currency Transactions	—	—	—	—	—	—	(41)	223
Forward Currency Contracts	—	—	—	—	—	—	(11,034)	(7,739)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,267	3,519	53,624	(64,772)	344,297	(135,490)	43,129	157,043
Affiliated Investment Companies Shares	62,331	38,548	—	—	—	—	—	29
Swap Contracts	—	—	—	—	—	—	(36,819)	(43,435)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	58	46
Forward Currency Contracts	—	—	—	—	—	—	4,848	828
Net Increase (Decrease) in Net Assets Resulting from Operations	117,883	39,311	49,530	(50,391)	436,593	(10,581)	123,799	107,706
Distributions:
Institutional Class Shares	(60,117)	(50,318)	(19,275)	(15,322)	(164,208)	(184,142)	(70,751)	(36,318)
Capital Share Transactions (1):
Shares Issued	406,207	522,849	92,417	116,248	976,776	1,249,889	523,111	693,117
Shares Issued in Lieu of Cash Distributions	60,096	50,313	19,275	15,322	161,586	180,592	69,762	35,801
Shares Redeemed	(487,695)	(813,124)	(78,224)	(57,589)	(1,451,677)	(2,029,967)	(683,862)	(993,203)
Net Increase (Decrease) from Capital Share Transactions	(21,392)	(239,962)	33,468	73,981	(313,315)	(599,486)	(90,989)	(264,285)
Total Increase (Decrease) in Net Assets	36,374	(250,969)	63,723	8,268	(40,930)	(794,209)	(37,941)	(192,897)
Net Assets
Beginning of Year	1,680,574	1,931,543	304,486	296,218	5,098,223	5,892,432	1,978,527	2,171,424
End of Year	$1,716,948	$1,680,574	$368,209	$304,486	$5,057,293	$5,098,223	$1,940,586	$1,978,527
(1) Shares Issued and Redeemed:
Shares Issued	44,172	57,431	15,627	18,039	90,091	114,739	49,680	67,488
Shares Issued in Lieu of Cash Distributions	6,532	5,552	3,225	2,407	14,931	16,785	6,819	3,541
Shares Redeemed	(53,062)	(89,770)	(13,086)	(8,614)	(133,857)	(186,516)	(65,223)	(96,956)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,358)	(26,787)	5,766	11,832	(28,835)	(54,992)	(8,724)	(25,927)
See accompanying Notes to Financial Statements.
155

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,510	$7,152
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,767)	(13,344)
Affiliated Investment Companies Shares Sold	—	1
Futures	(4)	—
Swap Contracts	1,617	8,213
Foreign Currency Transactions	(1,867)	(1,984)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	26,730	17,632
Swap Contracts	(2,628)	(8,967)
Translation of Foreign Currency-Denominated Amounts	23	15
Forward Currency Contracts	1,300	(954)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,914	7,764
Distributions:
Institutional Class Shares	(12,500)	(6,778)
Capital Share Transactions (1):
Shares Issued	64,532	59,904
Shares Issued in Lieu of Cash Distributions	12,480	6,757
Shares Redeemed	(69,784)	(109,963)
Net Increase (Decrease) from Capital Share Transactions	7,228	(43,302)
Total Increase (Decrease) in Net Assets	23,642	(42,316)
Net Assets
Beginning of Year	241,596	283,912
End of Year	$265,238	$241,596
(1) Shares Issued and Redeemed:
Shares Issued	6,821	6,533
Shares Issued in Lieu of Cash Distributions	1,324	743
Shares Redeemed	(7,366)	(12,123)
Net Increase (Decrease) from Shares Issued and Redeemed	779	(4,847)
See accompanying Notes to Financial Statements.
156

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio					DFA Two-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.20	$10.01	$10.30	$10.30	$10.31	$9.76	$9.56	$9.91	$10.00	$10.03
Income from Investment Operations (A)
Net Investment Income (Loss)	0.53	0.29	0.08	(— )	0.10	0.46	0.24	0.08	0.01	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.19	(0.30)	—	(0.01)	0.07	0.20	(0.41)	(0.04)	0.04
Total from Investment Operations	0.54	0.48	(0.22)	—	0.09	0.53	0.44	(0.33)	(0.03)	0.12
Less Distributions:
Net Investment Income	(0.51)	(0.29)	(0.07)	(— )	(0.10)	(0.42)	(0.24)	(0.02)	(0.06)	(0.15)
Total Distributions	(0.51)	(0.29)	(0.07)	—	(0.10)	(0.42)	(0.24)	(0.02)	(0.06)	(0.15)
Net Asset Value, End of Year	$10.23	$10.20	$10.01	$10.30	$10.30	$9.87	$9.76	$9.56	$9.91	$10.00
Total Return	5.46%	4.84%	(2.10%)	0.02%	0.84%	5.59%	4.61%	(3.31%)	(0.33%)	1.23%
Net Assets, End of Year (thousands)	$4,353,018	$4,455,995	$5,349,458	$5,858,298	$6,655,886	$4,542,509	$4,623,499	$5,038,948	$5,693,916	$5,321,434
Ratio of Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.17%	0.17%	0.16%	0.17%	0.16%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.13%	0.13%	0.17%	0.17%	0.16%	0.17%	0.16%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	5.15%	2.89%	0.79%	—	0.95%	4.66%	2.45%	0.85%	0.09%	0.80%
Portfolio Turnover Rate	47%	37%	67%	96%	83%	52%	31%	111%	93%	51%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
157

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio					DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$9.31	$8.82	$9.76	$9.76	$9.79	$10.12	$9.90	$10.78	$10.89	$10.96
Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.26	0.13	0.08	0.10	0.47	0.29	0.12	0.04	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	0.23	(0.90)	(0.08)	0.11	0.07	0.16	(0.88)	(0.15)	0.14
Total from Investment Operations	0.57	0.49	(0.77)	—	0.21	0.54	0.45	(0.76)	(0.11)	0.18
Less Distributions:
Net Investment Income	(0.35)	(— )	(0.17)	(— )	(0.24)	(0.53)	(0.23)	(0.12)	(— )	(0.25)
Total Distributions	(0.35)	—	(0.17)	—	(0.24)	(0.53)	(0.23)	(0.12)	—	(0.25)
Net Asset Value, End of Year	$9.53	$9.31	$8.82	$9.76	$9.76	$10.13	$10.12	$9.90	$10.78	$10.89
Total Return	6.38%	5.60%	(8.03%)	0.03%	2.20%	5.52%	4.58%	(7.15%)	(0.98%)	1.64%
Net Assets, End of Year (thousands)	$1,024,495	$1,005,226	$1,019,142	$1,235,970	$1,130,900	$9,354,197	$9,623,652	$10,460,717	$13,621,273	$13,288,386
Ratio of Expenses to Average Net Assets	0.17%	0.16%	0.16%	0.17%	0.17%	0.21%	0.22%	0.23%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.16%	0.16%	0.17%	0.17%	0.21%	0.22%	0.23%	0.26%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.43%	2.82%	1.42%	0.80%	1.01%	4.61%	2.93%	1.17%	0.39%	0.38%
Portfolio Turnover Rate	53%	45%	62%	94%	45%	56%	43%	111%	126%	47%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
158

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio					DFA Short-Term Government Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$8.08	$8.20	$10.10	$10.85	$10.85	$9.94	$9.76	$10.43	$10.56	$10.57
Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.11	0.08	0.07	0.07	0.51	0.32	0.15	0.01	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	0.62	(0.07)	(1.79)	(0.64)	0.37	0.01	0.15	(0.69)	(0.13)	0.01
Total from Investment Operations	0.77	0.04	(1.71)	(0.57)	0.44	0.52	0.47	(0.54)	(0.12)	0.07
Less Distributions:
Net Investment Income	(0.36)	(0.16)	(0.09)	(0.09)	(0.33)	(0.49)	(0.29)	(0.13)	(0.01)	(0.08)
Net Realized Gains	—	—	(0.10)	(0.09)	(0.11)	—	—	—	—	—
Total Distributions	(0.36)	(0.16)	(0.19)	(0.18)	(0.44)	(0.49)	(0.29)	(0.13)	(0.01)	(0.08)
Net Asset Value, End of Year	$8.49	$8.08	$8.20	$10.10	$10.85	$9.97	$9.94	$9.76	$10.43	$10.56
Total Return	9.62%	0.45%	(17.33%)	(5.34%)	4.28%	5.31%	4.84%	(5.19%)	(1.15%)	0.63%
Net Assets, End of Year (thousands)	$936,724	$1,045,941	$1,118,915	$1,723,236	$1,702,457	$1,673,855	$1,492,484	$1,571,784	$1,748,372	$2,518,761
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.19%	0.17%	0.18%	0.18%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.20%	0.20%	0.21%	0.22%	0.17%	0.18%	0.18%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.29%	0.83%	0.70%	0.66%	5.14%	3.24%	1.53%	0.11%	0.52%
Portfolio Turnover Rate	44%	21%	41%	31%	41%	37%	74%	226%	58%	85%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
159

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio					DFA Short-Term Extended Quality Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.40	$10.68	$12.79	$13.72	$12.99	$10.22	$10.06	$10.93	$10.97	$10.95
Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.26	0.19	0.19	0.25	0.45	0.31	0.16	0.09	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	0.56	(0.31)	(2.00)	(0.61)	0.74	0.18	0.25	(0.90)	(0.10)	0.10
Total from Investment Operations	0.87	(0.05)	(1.81)	(0.42)	0.99	0.63	0.56	(0.74)	(0.01)	0.23
Less Distributions:
Net Investment Income	(0.29)	(0.23)	(0.17)	(0.17)	(0.26)	(0.45)	(0.40)	(0.12)	(0.03)	(0.21)
Net Realized Gains	—	—	(0.13)	(0.34)	—	—	—	(0.01)	—	—
Total Distributions	(0.29)	(0.23)	(0.30)	(0.51)	(0.26)	(0.45)	(0.40)	(0.13)	(0.03)	(0.21)
Net Asset Value, End of Year	$10.98	$10.40	$10.68	$12.79	$13.72	$10.40	$10.22	$10.06	$10.93	$10.97
Total Return	8.43%	(0.51%)	(14.37%)	(3.20%)	7.67%	6.25%	5.61%	(6.81%)	(0.05%)	2.13%
Net Assets, End of Year (thousands)	$6,013,765	$5,242,890	$4,787,713	$6,200,229	$5,838,968	$5,695,139	$5,913,065	$6,497,061	$7,281,208	$6,246,736
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.11%	0.12%	0.12%	0.18%	0.20%	0.20%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%	0.12%	0.11%	0.12%	0.12%	0.18%	0.20%	0.20%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.36%	1.62%	1.44%	1.85%	4.36%	3.00%	1.52%	0.80%	1.20%
Portfolio Turnover Rate	12%	24%	22%	25%	45%	49%	34%	74%	80%	40%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
160

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio					DFA Targeted Credit Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$8.82	$8.81	$11.49	$11.79	$11.29	$9.20	$8.99	$10.18	$10.18	$10.19
Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.35	0.29	0.28	0.32	0.31	0.24	0.16	0.14	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.79	—	(2.49)	(0.21)	0.50	0.33	0.26	(1.08)	(0.05)	0.07
Total from Investment Operations	1.20	0.35	(2.20)	0.07	0.82	0.64	0.50	(0.92)	0.09	0.23
Less Distributions:
Net Investment Income	(0.39)	(0.34)	(0.29)	(0.28)	(0.32)	(0.31)	(0.29)	(0.25)	(0.09)	(0.24)
Net Realized Gains	—	—	(0.19)	(0.09)	—	—	—	(0.02)	—	(— )
Total Distributions	(0.39)	(0.34)	(0.48)	(0.37)	(0.32)	(0.31)	(0.29)	(0.27)	(0.09)	(0.24)
Net Asset Value, End of Year	$9.63	$8.82	$8.81	$11.49	$11.79	$9.53	$9.20	$8.99	$10.18	$10.18
Total Return	13.73%	3.86%	(19.74%)	0.52%	7.37%	7.03%	5.59%	(9.17%)	0.85%	2.32%
Net Assets, End of Year (thousands)	$1,853,936	$1,278,871	$1,290,771	$2,073,764	$2,131,021	$771,482	$917,176	$866,074	$936,850	$818,911
Ratio of Expenses to Average Net Assets	0.20%	0.21%	0.21%	0.22%	0.22%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.21%	0.21%	0.22%	0.23%	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.30%	3.79%	2.83%	2.44%	2.80%	3.23%	2.63%	1.63%	1.41%	1.61%
Portfolio Turnover Rate	23%	53%	21%	43%	42%	21%	33%	39%	65%	35%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
161

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio					DFA Investment Grade Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Period	$8.59	$8.54	$10.67	$10.91	$10.50	$9.44	$9.47	$11.60	$11.96	$11.38
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.29	0.22	0.20	0.20	0.38	0.32	0.25	0.24	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.74	0.04	(2.07)	(0.22)	0.39	0.60	(0.08)	(2.04)	(0.36)	0.57
Total from Investment Operations	1.07	0.33	(1.85)	(0.02)	0.59	0.98	0.24	(1.79)	(0.12)	0.85
Less Distributions:
Net Investment Income	(0.47)	(0.28)	(0.20)	(0.19)	(0.18)	(0.36)	(0.27)	(0.24)	(0.24)	(0.27)
Net Realized Gains	—	—	(0.08)	(0.03)	—	—	—	(0.10)	(— )	—
Total Distributions	(0.47)	(0.28)	(0.28)	(0.22)	(0.18)	(0.36)	(0.27)	(0.34)	(0.24)	(0.27)
Net Asset Value, End of Period	$9.19	$8.59	$8.54	$10.67	$10.91	$10.06	$9.44	$9.47	$11.60	$11.96
Total Return	12.59%	3.79%	(17.71%)	(0.22%)	5.69%	10.47%	2.43%	(15.69%)	(1.01%)	7.54%
Net Assets, End of Period (thousands)	$2,639,232	$2,593,086	$2,400,574	$3,119,475	$2,368,742	$11,882,621	$10,165,939	$9,997,470	$13,622,911	$11,162,601
Ratio of Expenses to Average Net Assets *	0.23%	0.24%	0.25%	0.28%	0.29%	0.19%	0.20%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.24%	0.24%	0.25%	0.28%	0.29%	0.19%	0.20%	0.21%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.65%	3.28%	2.28%	1.87%	1.90%	3.81%	3.23%	2.38%	2.02%	2.38%
Portfolio Turnover Rate	33%	33%	45%	17%	32%	28%	24%	25%	17%	22%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
162

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio					DFA LTIP Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$8.92	$8.98	$10.13	$10.36	$10.00	$5.35	$6.56	$11.94	$12.16	$10.11
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.25	0.21	0.17	0.17	0.29	0.39	0.83	0.56	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.30	(0.07)	(1.07)	(0.22)	0.35	0.55	(1.29)	(5.17)	0.39	1.99
Total from Investment Operations	0.63	0.18	(0.86)	(0.05)	0.52	0.84	(0.90)	(4.34)	0.95	2.19
Less Distributions:
Net Investment Income	(0.32)	(0.24)	(0.21)	(0.17)	(0.16)	(0.32)	(0.31)	(0.77)	(0.52)	(0.14)
Net Realized Gains	—	—	(0.08)	(0.01)	—	—	—	(0.27)	(0.65)	—
Total Distributions	(0.32)	(0.24)	(0.29)	(0.18)	(0.16)	(0.32)	(0.31)	(1.04)	(1.17)	(0.14)
Net Asset Value, End of Year	$9.23	$8.92	$8.98	$10.13	$10.36	$5.87	$5.35	$6.56	$11.94	$12.16
Total Return	7.17%	1.97%	(8.63%)	(0.54%)	5.26%	15.68%	(14.47%)	(38.26%)	8.30%	21.75%
Net Assets, End of Year (thousands)	$1,716,948	$1,680,574	$1,931,543	$2,361,921	$1,528,078	$368,209	$304,486	$296,218	$387,222	$290,675
Ratio of Expenses to Average Net Assets *	0.15%(B)	0.15%(B)	0.15%(B)	0.15%(B)	0.15%(B)	0.12%	0.13%	0.13%	0.13%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.26%(B)	0.26%(B)	0.26%(B)	0.26%(B)	0.27%(B)	0.12%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.55%	2.77%	2.17%	1.63%	1.61%	4.94%	5.92%	8.72%	4.86%	1.71%
Portfolio Turnover Rate	19%	17%	43%	2%	12%	10%	27%	60%	39%	65%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%	0.11%	0.10%	0.11%	0.11%	N/A	N/A	N/A	N/A	N/A
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
163

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio					DFA Short-Duration Real Return Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.39	$10.80	$13.32	$13.05	$12.03	$10.51	$10.14	$10.58	$10.05	$10.06
Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.43	0.94	0.61	0.19	0.46	0.32	0.17	0.12	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.59	(0.48)	(2.50)	0.27	0.97	0.22	0.22	(0.51)	0.49	0.07
Total from Investment Operations	0.91	(0.05)	(1.56)	0.88	1.16	0.68	0.54	(0.34)	0.61	0.24
Less Distributions:
Net Investment Income	(0.35)	(0.36)	(0.95)	(0.57)	(0.13)	(0.38)	(0.17)	(0.10)	(0.08)	(0.25)
Net Realized Gains	—	—	(0.01)	(0.04)	(0.01)	—	—	—	—	—
Total Distributions	(0.35)	(0.36)	(0.96)	(0.61)	(0.14)	(0.38)	(0.17)	(0.10)	(0.08)	(0.25)
Net Asset Value, End of Year	$10.95	$10.39	$10.80	$13.32	$13.05	$10.81	$10.51	$10.14	$10.58	$10.05
Total Return	8.81%	(0.54%)	(12.04%)	6.91%	9.69%	6.63%	5.38%	(3.21%)	6.13%	2.43%
Net Assets, End of Year (thousands)	$5,057,293	$5,098,223	$5,892,432	$7,223,739	$5,622,483	$1,940,586	$1,978,527	$2,171,424	$1,797,965	$1,393,554
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%	0.11%	0.11%	0.11%	0.12%	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.92%	3.91%	7.59%	4.58%	1.49%	4.41%	3.07%	1.67%	1.17%	1.68%
Portfolio Turnover Rate	7%	9%	13%	1%	15%	43%	42%	56%	72%	44%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
164

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Period Apr 26, 2021Ʊ to Oct 31, 2021

Net Asset Value, Beginning of Period	$8.97	$8.94	$10.44	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.27	0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.75	0.01	(1.55)	0.40
Total from Investment Operations	1.06	0.28	(1.36)	0.48
Less Distributions:
Net Investment Income	(0.46)	(0.25)	(0.13)	(0.04)
Net Realized Gains	—	—	(0.01)	—
Total Distributions	(0.46)	(0.25)	(0.14)	(0.04)
Net Asset Value, End of Period	$9.57	$8.97	$8.94	$10.44
Total Return	11.99%	3.14%	(13.16%)	4.78%(C)
Net Assets, End of Period (thousands)	$265,238	$241,596	$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29%	0.28%	0.29%	0.30%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.29%	0.30%	0.35%	0.38%(D)(E)
Ratio of Net Investment Income to Average Net Assets	3.26%	2.91%	1.90%	1.34%(D)(E)
Portfolio Turnover Rate	34%	37%	80%	27%(C)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
165

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds' shareholder reports are included in this report. As of October 31, 2024, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/24
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	12%
	DFA Intermediate Government Fixed Income Portfolio	14%
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
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Over-the-counter derivative contracts, which include forward currency contracts,  do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.
The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury
167

Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA's may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio's other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.
5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental
168

approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2024, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.18%
DFA World ex U.S. Government Fixed Income Portfolio	0.16%
DFA Short-Term Government Portfolio	0.14%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.16%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.20%
DFA Investment Grade Portfolio	0.16%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2025. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2024, waived fees/assumed expenses during the year ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
169

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	—	$38	$2
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.18%	—	26	30
DFA Intermediate-Term Extended Quality Portfolio (1)	0.20%	—	89	7
DFA Targeted Credit Portfolio (1)	0.20%	—	—	206
DFA Global Core Plus Fixed Income Portfolio (3)	0.23%	—	—	161
DFA Investment Grade Portfolio (4)	0.19%	—	—	—
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	—	1,806
DFA LTIP Portfolio (1)	0.15%	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	0.18%	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	—	24	8

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the
Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense
Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and The DFA Short Term Investment Fund, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the
Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense
Limitation Amount”).

(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Short Term Series”) and its
investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the
Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense
Limitation Amount”).

(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term
Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”)
to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

170

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	Total
DFA World ex U.S. Government Fixed Income Portfolio	$155	$37	$2	$194
DFA Short-Term Extended Quality Portfolio	—	—	4	4
DFA Targeted Credit Portfolio	154	202	206	562
DFA Global Core Plus Fixed Income Portfolio	—	—	161	161
DFA Diversified Fixed Income Portfolio	2,361	2,108	1,806	6,275
DFA Global Core Plus Real Return Portfolio	137	35	8	180

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2024, expenses reduced were as follows (amounts in thousands):
Fees Paid Indirectly
DFA World ex U.S. Government Fixed Income Portfolio	$14
DFA Global Core Plus Fixed Income Portfolio	16
DFA LTIP Portfolio	1
DFA Global Core Plus Real Return Portfolio	1
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amount paid by the Fund to the CCO was $268 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
DFA One-Year Fixed Income Portfolio	$202
DFA Two-Year Global Fixed Income Portfolio	151
DFA Selectively Hedged Global Fixed Income Portfolio	13
DFA Five-Year Global Fixed Income Portfolio	142
DFA World ex U.S. Government Fixed Income Portfolio	3
DFA Short-Term Government Portfolio	41
DFA Intermediate Government Fixed Income Portfolio	52
DFA Short-Term Extended Quality Portfolio	34
DFA Intermediate-Term Extended Quality Portfolio	10
DFA Targeted Credit Portfolio	2
171

DFA Global Core Plus Fixed Income Portfolio	$6
DFA Investment Grade Portfolio	25
DFA Diversified Fixed Income Portfolio	4
DFA LTIP Portfolio	1
DFA Inflation-Protected Securities Portfolio	20
DFA Short-Duration Real Return Portfolio	5
DFA Global Core Plus Real Return Portfolio	1

E. Purchases and Sales of Securities:
For the year ended October 31, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$842,846	$711,424	$196,371	$1,229,574
DFA Two-Year Global Fixed Income Portfolio	917,663	653,756	402,323	1,848,808
DFA Selectively Hedged Global Fixed Income Portfolio	82,204	112,383	296,475	360,385
DFA Five-Year Global Fixed Income Portfolio	1,477,920	904,129	1,397,177	3,956,700
DFA World ex U.S. Government Fixed Income Portfolio	87,690	113,920	343,141	528,490
DFA Short-Term Government Portfolio	227,951	394,445	—	—
DFA Intermediate Government Fixed Income Portfolio	1,154,417	648,077	—	—
DFA Short-Term Extended Quality Portfolio	436,787	650,269	1,604,999	1,486,965
DFA Intermediate-Term Extended Quality Portfolio	5,487	9,243	772,395	340,505
DFA Targeted Credit Portfolio	67,494	87,824	90,667	308,464
DFA Global Core Plus Fixed Income Portfolio	220,370	90,985	569,264	823,541
DFA Investment Grade Portfolio	2,556,800	911,619	1,817,145	1,768,300
DFA Diversified Fixed Income Portfolio	170,991	330,328	46,740	86,225
DFA LTIP Portfolio	50,706	35,046	—	—
DFA Inflation-Protected Securities Portfolio	367,535	766,734	—	—
DFA Short-Duration Real Return Portfolio	65,006	64,216	560,689	489,176
DFA Global Core Plus Real Return Portfolio	26,308	11,121	67,197	68,734
For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
172

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$28,168	$2,910,062	$2,938,196	$(34)	—	—	—	$2,868	—
Total	$28,168	$2,910,062	$2,938,196	$(34)	—	—		$2,868	—
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$429	$465,197	$423,947	$(3)	$4	$41,680	3,604	$285	—
Total	$429	$465,197	$423,947	$(3)	$4	$41,680		$285	—
DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$2,756	$83,361	$75,663	—	$1	$10,455	904	$223	—
Total	$2,756	$83,361	$75,663	—	$1	$10,455		$223	—
DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$126	$338,364	$255,142	$(5)	$5	$83,348	7,206	$471	—
Total	$126	$338,364	$255,142	$(5)	$5	$83,348		$471	—
DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$10,104	$400,275	$379,791	$(9)	$2	$30,581	2,644	$1,915	—
Total	$10,104	$400,275	$379,791	$(9)	$2	$30,581		$1,915	—
DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$43,808	$297,232	$310,975	$(5)	$2	$30,062	2,599	$2,431	—
Total	$43,808	$297,232	$310,975	$(5)	$2	$30,062		$2,431	—
DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$10,638	$234,713	$239,256	$(2)	—	$6,093	527	$686	—
Total	$10,638	$234,713	$239,256	$(2)	—	$6,093		$686	—
173

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$89,069	$647,229	$686,814	$(9)	—	$49,475	4,278	—	—
Total	$89,069	$647,229	$686,814	$(9)	—	$49,475		—	—
DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$437,193	$4,236,097	$4,270,496	$(93)	$5	$402,706	34,818	$36,513	—
Total	$437,193	$4,236,097	$4,270,496	$(93)	$5	$402,706		$36,513	—
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio	$844,087	$46,739	$86,225	$(9,124)	$56,110	$851,587	77,558	$22,966	—
DFA Two-Year Global Fixed Income Portfolio	508,588	29,702	20,980	(254)	6,221	523,277	53,017	22,073	—
The DFA Short Term Investment Fund	—	138,917	138,919	2	—	—	—	—	—
Total	$1,352,675	$215,358	$246,124	$(9,376)	$62,331	$1,374,864		$45,039	—
DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$10,594	$147,007	$145,430	$(3)	—	$12,168	1,052	$784	—
Total	$10,594	$147,007	$145,430	$(3)	—	$12,168		$784	—
DFA Global Core Plus Real Return Portfolio
The DFA Short Term Investment Fund	$3,834	$70,160	$68,366	—	—	$5,628	487	$216	—
Total	$3,834	$70,160	$68,366	—	—	$5,628		$216	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains
174

tax,  net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio
2023	$139,456	—	$139,456
2024	229,188	—	229,188
DFA Two-Year Global Fixed Income Portfolio
2023	118,218	—	118,218
2024	196,491	—	196,491
DFA Selectively Hedged Global Fixed Income Portfolio
2023	454	—	454
2024	38,276	—	38,276
DFA Five-Year Global Fixed Income Portfolio
2023	223,411	—	223,411
2024	493,009	—	493,009
DFA World ex U.S. Government Fixed Income Portfolio
2023	20,060	—	20,060
2024	42,826	—	42,826
DFA Short-Term Government Portfolio
2023	44,032	—	44,032
2024	74,582	—	74,582
DFA Intermediate Government Fixed Income Portfolio
2023	108,613	—	108,613
2024	152,473	—	152,473
DFA Short-Term Extended Quality Portfolio
2023	236,492	—	236,492
2024	249,366	—	249,366
DFA Intermediate-Term Extended Quality Portfolio
2023	46,186	—	46,186
2024	63,498	—	63,498
DFA Targeted Credit Portfolio
2023	29,651	—	29,651
2024	27,100	—	27,100
DFA Global Core Plus Fixed Income Portfolio
2023	78,104	—	78,104
2024	135,326	—	135,326
DFA Investment Grade Portfolio
2023	282,362	—	282,362
2024	399,073	—	399,073
DFA Diversified Fixed Income Portfolio
2023	50,318	—	50,318
175

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2024	$60,117	—	$60,117
DFA LTIP Portfolio
2023	15,322	—	15,322
2024	19,275	—	19,275
DFA Inflation-Protected Securities Portfolio
2023	184,142	—	184,142
2024	164,208	—	164,208
DFA Short-Duration Real Return Portfolio
2023	36,318	—	36,318
2024	70,751	—	70,751
DFA Global Core Plus Real Return Portfolio
2023	6,778	—	6,778
2024	12,500	—	12,500

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(4,334)	—	$(4,334)
DFA Two-Year Global Fixed Income Portfolio	(10,071)	—	(10,071)
DFA Selectively Hedged Global Fixed Income Portfolio	(2,517)	—	(2,517)
DFA Five-Year Global Fixed Income Portfolio	(24,039)	—	(24,039)
DFA World ex U.S. Government Fixed Income Portfolio	(3,226)	—	(3,226)
DFA Short-Term Government Portfolio	(1,732)	—	(1,732)
DFA Intermediate Government Fixed Income Portfolio	(3,292)	—	(3,292)
DFA Short-Term Extended Quality Portfolio	(10,893)	—	(10,893)
DFA Intermediate-Term Extended Quality Portfolio	(2,113)	—	(2,113)
DFA Targeted Credit Portfolio	(3,314)	—	(3,314)
DFA Global Core Plus Fixed Income Portfolio	(9,276)	—	(9,276)
DFA Investment Grade Portfolio	(15,436)	—	(15,436)
DFA Diversified Fixed Income Portfolio	(1,116)	—	(1,116)
DFA LTIP Portfolio	(466)	—	(466)
DFA Inflation-Protected Securities Portfolio	(4,699)	—	(4,699)
DFA Short-Duration Real Return Portfolio	(8,305)	—	(8,305)
DFA Global Core Plus Real Return Portfolio	(767)	—	(767)
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As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$2,086	—	$(82,828)	$612	$(80,130)
DFA Two-Year Global Fixed Income Portfolio	68,355	—	(169,324)	741	(100,228)
DFA Selectively Hedged Global Fixed Income Portfolio	37,027	—	(133,316)	(1,719)	(98,008)
DFA Five-Year Global Fixed Income Portfolio	105,407	—	(1,135,778)	2,973	(1,027,398)
DFA World ex U.S. Government Fixed Income Portfolio	10,762	—	(174,036)	(114,353)	(277,627)
DFA Short-Term Government Portfolio	8,176	—	(140,072)	(45)	(131,941)
DFA Intermediate Government Fixed Income Portfolio	18,938	—	(401,010)	(385,211)	(767,283)
DFA Short-Term Extended Quality Portfolio	13,464	—	(385,950)	(15,813)	(388,299)
DFA Intermediate-Term Extended Quality Portfolio	5,195	—	(193,051)	(66,142)	(253,998)
DFA Targeted Credit Portfolio	2,725	—	(43,394)	(8,435)	(49,104)
DFA Global Core Plus Fixed Income Portfolio	31,734	—	(354,159)	(124,612)	(447,037)
DFA Investment Grade Portfolio	95,745	—	(815,651)	(664,387)	(1,384,293)
DFA Diversified Fixed Income Portfolio	1,220	—	(77,905)	(124,629)	(201,314)
DFA LTIP Portfolio	2,018	—	(17,867)	(164,124)	(179,973)
DFA Inflation-Protected Securities Portfolio	7,328	—	(206,182)	(496,442)	(695,296)
DFA Short-Duration Real Return Portfolio	64,531	—	(12,055)	32,089	84,565
DFA Global Core Plus Real Return Portfolio	2,549	—	(26,551)	(5,785)	(29,787)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
DFA One-Year Fixed Income Portfolio	$82,828
DFA Two-Year Global Fixed Income Portfolio	169,324
DFA Selectively Hedged Global Fixed Income Portfolio	133,316
DFA Five-Year Global Fixed Income Portfolio	1,135,778
DFA World ex U.S. Government Fixed Income Portfolio	174,036
DFA Short-Term Government Portfolio	140,072
DFA Intermediate Government Fixed Income Portfolio	401,010
DFA Short-Term Extended Quality Portfolio	385,950
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Total
DFA Intermediate-Term Extended Quality Portfolio	$193,051
DFA Targeted Credit Portfolio	43,394
DFA Global Core Plus Fixed Income Portfolio	354,159
DFA Investment Grade Portfolio	815,651
DFA Diversified Fixed Income Portfolio	77,905
DFA LTIP Portfolio	17,867
DFA Inflation-Protected Securities Portfolio	206,182
DFA Short-Duration Real Return Portfolio	12,055
DFA Global Core Plus Real Return Portfolio	26,551
During the year ended October 31, 2024, the following Portfolios used capital loss carryforwards to offset realized capital gains for federal income tax purposes.
DFA One-Year Fixed Income Portfolio	$688
DFA Two-Year Global Fixed Income Portfolio	687
DFA Short-Term Government Portfolio	1,021
DFA Short-Duration Real Return Portfolio	38,527

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$4,467,889	$1,231	$(619)	$612
DFA Two-Year Global Fixed Income Portfolio	4,540,583	4,174	(3,389)	785
DFA Selectively Hedged Global Fixed Income Portfolio	1,022,011	3,478	(5,176)	(1,698)
DFA Five-Year Global Fixed Income Portfolio	9,341,290	29,433	(26,395)	3,038
DFA World ex U.S. Government Fixed Income Portfolio	1,021,322	6,744	(121,084)	(114,340)
DFA Short-Term Government Portfolio	1,668,877	176	(221)	(45)
DFA Intermediate Government Fixed Income Portfolio	6,328,715	2,832	(388,043)	(385,211)
DFA Short-Term Extended Quality Portfolio	5,687,341	16,154	(31,861)	(15,707)
DFA Intermediate-Term Extended Quality Portfolio	1,908,960	17,469	(83,556)	(66,087)
DFA Targeted Credit Portfolio	773,133	2,339	(10,769)	(8,430)
DFA Global Core Plus Fixed Income Portfolio	3,011,399	23,221	(147,787)	(124,566)
DFA Investment Grade Portfolio	12,795,682	43,805	(708,073)	(664,268)
DFA Diversified Fixed Income Portfolio	1,844,189	813	(125,441)	(124,628)
DFA LTIP Portfolio	530,273	—	(164,124)	(164,124)
DFA Inflation-Protected Securities Portfolio	5,544,160	27	(496,469)	(496,442)
DFA Short-Duration Real Return Portfolio	1,858,347	46,216	(14,569)	31,647
DFA Global Core Plus Real Return Portfolio	289,488	10,190	(15,972)	(5,782)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales  or other investments.
178

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation.  As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by Portfolios.
3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
179

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.
5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.
Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.
180

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):
	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$1,648,125	$ —
DFA Selectively Hedged Global Fixed Income Portfolio	444,160	—
DFA Five-Year Global Fixed Income Portfolio	4,217,770	—
DFA World ex U.S. Government Fixed Income Portfolio	1,175,976	—
DFA Short-Term Extended Quality Portfolio	1,586,705	—
DFA Intermediate-Term Extended Quality Portfolio	265,291	—
DFA Targeted Credit Portfolio	405,500	—
DFA Global Core Plus Fixed Income Portfolio	1,570,042	—
DFA Investment Grade Portfolio	1,274,282	—
DFA Short-Duration Real Return Portfolio	518,200	1,858,846
DFA Global Core Plus Real Return Portfolio	146,279	251,462

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$14,722	$14,722	—
DFA Selectively Hedged Global Fixed Income Portfolio	2,951	2,951	—
DFA Five-Year Global Fixed Income Portfolio	43,612	43,612	—
DFA World ex U.S. Government Fixed Income Portfolio	15,612	15,612	—
DFA Short-Term Extended Quality Portfolio	19,801	19,801	—
DFA Intermediate-Term Extended Quality Portfolio	4,821	4,821	—
DFA Targeted Credit Portfolio	1,666	1,666	—
DFA Global Core Plus Fixed Income Portfolio	20,764	20,764	—
DFA Investment Grade Portfolio	18,042	18,042	—
DFA Short-Duration Real Return Portfolio	44,695	7,245	$37,450
DFA Global Core Plus Real Return Portfolio	9,435	1,686	7,749

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.

Liability Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(350)	$(350)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(547)	(547)	—
DFA Five-Year Global Fixed Income Portfolio	(3,655)	(3,655)	—
181

Liability Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA World ex U.S. Government Fixed Income Portfolio	$(1,924)	$(1,924)	—
DFA Short-Term Extended Quality Portfolio	(1,716)	(1,716)	—
DFA Intermediate-Term Extended Quality Portfolio	(295)	(295)	—
DFA Targeted Credit Portfolio	(938)	(938)	—
DFA Global Core Plus Fixed Income Portfolio	(2,399)	(2,399)	—
DFA Investment Grade Portfolio	(937)	(937)	—
DFA Short-Duration Real Return Portfolio	(1,856)	(500)	$(1,356)
DFA Global Core Plus Real Return Portfolio	(820)	(105)	(715)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2024 (amounts in thousands):
Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)	Swap Contracts (3)
DFA Two-Year Global Fixed Income Portfolio	$(51,501)	$(51,501)	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	(7,091)	(7,091)	—	—
DFA Five-Year Global Fixed Income Portfolio	(107,898)	(107,898)	—	—
DFA World ex U.S. Government Fixed Income Portfolio	(30,101)	(30,101)	—	—
DFA Short-Term Extended Quality Portfolio	(26,414)	(26,414)	—	—
DFA Intermediate-Term Extended Quality Portfolio	(6,551)	(6,551)	—	—
DFA Targeted Credit Portfolio	(6,549)	(6,549)	—	—
DFA Global Core Plus Fixed Income Portfolio	(20,063)	(20,063)	—	—
DFA Investment Grade Portfolio	(36,194)	(36,194)	—	—
DFA Short-Duration Real Return Portfolio	31,649	(11,034)	$(15)	$42,698
DFA Global Core Plus Real Return Portfolio	1,613	—	(4)	1,617

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Swap Contracts (5)
DFA Two-Year Global Fixed Income Portfolio	$4,117	$4,117	—
DFA Selectively Hedged Global Fixed Income Portfolio	31	31	—
DFA Five-Year Global Fixed Income Portfolio	18,870	18,870	—
DFA World ex U.S. Government Fixed Income Portfolio	9,924	9,924	—
DFA Short-Term Extended Quality Portfolio	5,821	5,821	—
DFA Intermediate-Term Extended Quality Portfolio	4,086	4,086	—
182

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Swap Contracts (5)
DFA Targeted Credit Portfolio	$(853)	$(853)	—
DFA Global Core Plus Fixed Income Portfolio	14,199	14,199	—
DFA Investment Grade Portfolio	18,410	18,410	—
DFA Short-Duration Real Return Portfolio	(31,971)	4,848	$(36,819)
DFA Global Core Plus Real Return Portfolio	(1,328)	1,300	(2,628)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.
183

The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2024 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
Royal Bank of Canada	$2,193	$2,193	—	—	—	$2,193	—	—	—	—	—	—
State Street Bank and Trust	3,388	3,388	—	—	—	3,388	—	—	—	—	—	—
UBS AG	5,742	5,742	—	—	—	5,742	—	—	—	—	—	—
Citibank, N.A.	—	—	—	—	—	—	$262	$262	—	—	—	$262
Bank of New York Mellon	1,237	1,237	—	—	—	1,237	—	—	—	—	—	—
Bank of America Corp.	1,299	1,299	—	—	—	1,299	—	—	—	—	—	—
Australia and New Zealand Bank	464	464	—	—	—	464	—	—	—	—	—	—
HSBC Bank	399	399	$(88)	—	—	311	88	88	$(88)	—	—	—
Total	$14,722	$14,722	$(88)	—	—	$14,634	$350	$350	$(88)	—	—	$262
DFA Selectively Hedged Global Fixed Income Portfolio
UBS AG	$696	$696	—	—	—	$696	—	—	—	—	—	—
Citibank, N.A.	42	42	$(42)	—	—	—	$218	$218	$(42)	—	—	$176
Royal Bank of Canada	871	871	—	—	—	871	—	—	—	—	—	—
Bank of America Corp.	256	256	—	—	—	256	—	—	—	—	—	—
State Street Bank and Trust	172	172	(136)	—	—	36	136	136	(136)	—	—	—
Bank of New York Mellon	914	914	—	—	—	914	—	—	—	—	—	—
NatWest Markets PLC	—	—	—	—	—	—	193	193	—	—	—	193
Total	$2,951	$2,951	$(178)	—	—	$2,773	$547	$547	$(178)	—	—	$369
DFA Five-Year Global Fixed Income Portfolio
Citibank, N.A.	$3,540	$3,540	$(328)	—	—	$3,212	$328	$328	$(328)	—	—	—
UBS AG	5,721	5,721	(543)	—	—	5,178	543	543	(543)	—	—	—
State Street Bank and Trust	6,879	6,879	(1,714)	—	—	5,165	1,714	1,714	(1,714)	—	—	—
Bank of America Corp.	5,874	5,874	(397)	—	—	5,477	397	397	(397)	—	—	—
Royal Bank of Canada	14,510	14,510	—	—	—	14,510	—	—	—	—	—	—
Societe Generale	5,115	5,115	—	—	—	5,115	—	—	—	—	—	—
HSBC Bank	105	105	(105)	—	—	—	673	673	(105)	—	—	$568
Bank of New York Mellon	1,868	1,868	—	—	—	1,868	—	—	—	—	—	—
Total	$43,612	$43,612	$(3,087)	—	—	$40,525	$3,655	$3,655	$(3,087)	—	—	$568
184

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA World ex U.S. Government Fixed Income Portfolio
UBS AG	$5,143	$5,143	$(735)	—	—	$4,408	$735	$735	$(735)	—	—	—
Royal Bank of Canada	4,836	4,836	(175)	—	—	4,661	175	175	(175)	—	—	—
Bank of America Corp.	316	316	(78)	—	—	238	78	78	(78)	—	—	—
State Street Bank and Trust	3,532	3,532	(24)	—	—	3,508	24	24	(24)	—	—	—
HSBC Bank	1,454	1,454	(394)	—	—	1,060	394	394	(394)	—	—	—
Citibank, N.A.	331	331	(331)	—	—	—	388	388	(331)	—	—	$57
Bank of New York Mellon	—	—	—	—	—	—	119	119	—	—	—	119
Barclays Capital	—	—	—	—	—	—	11	11	—	—	—	11
Total	$15,612	$15,612	$(1,737)	—	—	$13,875	$1,924	$1,924	$(1,737)	—	—	$187
DFA Short-Term Extended Quality Portfolio
State Street Bank and Trust	$4,398	$4,398	$(390)	—	—	$4,008	$390	$390	$(390)	—	—	—
UBS AG	4,250	4,250	(38)	—	—	4,212	38	38	(38)	—	—	—
Citibank, N.A.	23	23	(23)	—	—	—	868	868	(23)	—	—	$845
Royal Bank of Canada	8,483	8,483	(70)	—	—	8,413	70	70	(70)	—	—	—
Bank of America Corp.	805	805	(24)	—	—	781	24	24	(24)	—	—	—
Bank of New York Mellon	114	114	(30)	—	—	84	30	30	(30)	—	—	—
Australia and New Zealand Bank	1,561	1,561	(296)	—	—	1,265	296	296	(296)	—	—	—
Societe Generale	167	167	—	—	—	167	—	—	—	—	—	—
Total	$19,801	$19,801	$(871)	—	—	$18,930	$1,716	$1,716	$(871)	—	—	$845
DFA Intermediate-Term Extended Quality Portfolio
UBS AG	$674	$674	$(82)	—	—	$592	$82	$82	$(82)	—	—	—
State Street Bank and Trust	625	625	—	—	—	625	—	—	—	—	—	—
Societe Generale	1,746	1,746	(34)	—	—	1,712	34	34	(34)	—	—	—
Bank of America Corp.	123	123	(23)	—	—	100	23	23	(23)	—	—	—
Citibank, N.A.	1,436	1,436	—	—	—	1,436	—	—	—	—	—	—
Royal Bank of Canada	217	217	—	—	—	217	—	—	—	—	—	—
HSBC Bank	—	—	—	—	—	—	156	156	—	—	—	$156
Total	$4,821	$4,821	$(139)	—	—	$4,682	$295	$295	$(139)	—	—	$156
DFA Targeted Credit Portfolio
State Street Bank and Trust	$494	$494	—	—	—	$494	—	—	—	—	—	—
HSBC Bank	954	954	$(324)	—	—	630	$324	$324	$(324)	—	—	—
Citibank, N.A.	105	105	(105)	—	—	—	193	193	(105)	—	—	$88
Bank of New York Mellon	73	73	—	—	—	73	—	—	—	—	—	—
Royal Bank of Canada	40	40	(40)	—	—	—	421	421	(40)	—	—	381
Total	$1,666	$1,666	$(469)	—	—	$1,197	$938	$938	$(469)	—	—	$469
185

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Global Core Plus Fixed Income Portfolio
UBS AG	$4,882	$4,882	$(3)	—	—	$4,879	$3	$3	$(3)	—	—	—
Royal Bank of Canada	3,401	3,401	—	—	—	3,401	—	—	—	—	—	—
Bank of America Corp.	3,827	3,827	(18)	—	—	3,809	18	18	(18)	—	—	—
State Street Bank and Trust	5,709	5,709	(567)	—	—	5,142	567	567	(567)	—	—	—
HSBC Bank	1,306	1,306	(491)	—	—	815	491	491	(491)	—	—	—
Citibank, N.A.	459	459	(459)	—	—	—	502	502	(459)	—	—	$43
Societe Generale	742	742	(742)	—	—	—	818	818	(742)	—	—	76
Australia and New Zealand Bank	438	438	—	—	—	438	—	—	—	—	—	—
Total	$20,764	$20,764	$(2,280)	—	—	$18,484	$2,399	$2,399	$(2,280)	—	—	$119
DFA Investment Grade Portfolio
Bank of America Corp.	$2,662	$2,662	—	—	—	$2,662	—	—	—	—	—	—
UBS AG	1,442	1,442	$(461)	—	—	981	$461	$461	$(461)	—	—	—
HSBC Bank	5,510	5,510	(17)	—	—	5,493	17	17	(17)	—	—	—
Citibank, N.A.	1,459	1,459	(70)	—	—	1,389	70	70	(70)	—	—	—
State Street Bank and Trust	3,622	3,622	(207)	—	—	3,415	207	207	(207)	—	—	—
Bank of New York Mellon	1,994	1,994	—	—	—	1,994	—	—	—	—	—	—
Societe Generale	1,229	1,229	(58)	—	—	1,171	58	58	(58)	—	—	—
Australia and New Zealand Bank	124	124	(124)	—	—	—	124	124	(124)	—	—	—
Total	$18,042	$18,042	$(937)	—	—	$17,105	$937	$937	$(937)	—	—	—
DFA Short-Duration Real Return Portfolio
Citibank, N.A.	$7,573	$7,573	$(529)	—	$(7,044)	—	$529	$529	$(529)	—	—	—
Deutsche Bank AG	23,387	23,387	(323)	—	(22,930)	$134	323	323	(323)	—	—	—
Bank of America Corp.	6,430	6,430	(397)	$(6,033)	—	—	397	397	(397)	—	—	—
Morgan Stanley and Co. International	192	192	(137)	—	(4)	51	137	137	(137)	—	—	—
State Street Bank and Trust	2,667	2,667	—	—	—	2,667	—	—	—	—	—	—
Barclays Capital	669	669	(144)	—	—	525	144	144	(144)	—	—	—
Royal Bank of Canada	2,751	2,751	(25)	—	—	2,726	25	25	(25)	—	—	—
UBS AG	950	950	—	—	—	950	—	—	—	—	—	—
HSBC Bank	22	22	(22)	—	—	—	247	247	(22)	—	—	$225
Societe Generale	54	54	(54)	—	—	—	54	54	(54)	—	—	—
Total	$44,695	$44,695	$(1,631)	$(6,033)	$(29,978)	$7,053	$1,856	$1,856	$(1,631)	—	—	$225
186

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$4,440	$4,440	$(259)	$(4,181)	—	—	$259	$259	$(259)	—	—	—
Deutsche Bank AG	3,099	3,099	(55)	—	$(2,890)	$154	55	55	(55)	—	—	—
Morgan Stanley and Co. International	210	210	(210)	—	—	—	370	370	(210)	—	—	$160
Citibank, N.A.	397	397	(72)	—	—	325	72	72	(72)	—	—	—
State Street Bank and Trust	469	469	(9)	—	—	460	9	9	(9)	—	—	—
UBS AG	471	471	(40)	—	—	431	40	40	(40)	—	—	—
Societe Generale	271	271	—	—	—	271	—	—	—	—	—	—
HSBC Bank	78	78	(15)	—	—	63	15	15	(15)	—	—	—
Total	$9,435	$9,435	$(660)	$(4,181)	$(2,890)	$1,704	$820	$820	$(660)	—	—	$160

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2024.
187

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
For the year ended October 31, 2024, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2024
DFA Targeted Credit Portfolio	Borrower	5.72%	$30,694	1	$5	$30,694	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024 that the Series utilized the interfund lending program.
I. Securities Lending:
Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
188

J. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
K. Other:
As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA One-Year Fixed Income Portfolio	3	74%
DFA Two-Year Global Fixed Income Portfolio	4	81%
DFA Selectively Hedged Global Fixed Income Portfolio	2	84%
DFA Five-Year Global Fixed Income Portfolio	2	82%
DFA World ex U.S. Government Fixed Income Portfolio	3	84%
DFA Short-Term Government Portfolio	4	84%
DFA Intermediate Government Fixed Income Portfolio	3	84%
DFA Short-Term Extended Quality Portfolio	3	80%
DFA Intermediate-Term Extended Quality Portfolio	2	88%
DFA Targeted Credit Portfolio	2	89%
DFA Global Core Plus Fixed Income Portfolio	4	89%
DFA Investment Grade Portfolio	3	76%
DFA Diversified Fixed Income Portfolio	2	92%
DFA LTIP Portfolio	8	92%
DFA Inflation-Protected Securities Portfolio	3	48%
DFA Short-Duration Real Return Portfolio	3	85%
DFA Global Core Plus Real Return Portfolio	2	94%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
L. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
189

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the seventeen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (seventeen of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio

DFA Global Core Plus Fixed Income Portfolio

DFA Investment Grade Portfolio

DFA Diversified Fixed Income Portfolio

DFA LTIP Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Duration Real Return Portfolio

DFA Global Core Plus Real Return Portfolio

	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For each of the periods indicated therein

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial

190

statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

191

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	36%	—	—	56%	—
DFA Two-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	30%	—	—	46%	—
DFA Selectively Hedged Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	13%	—	—	57%	—
DFA Five-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	21%	—	—	35%	—
DFA World ex U.S. Government Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	3%	—	—	2%	—
DFA Short-Term Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Intermediate Government Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	12%	—	—	54%	—
DFA Intermediate-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	3%	—	—	72%	—
DFA Targeted Credit Portfolio	100%	—	—	—	—	100%	—	—	7%	—	—	53%	—
DFA Global Core Plus Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	8%	—	—	51%	—
DFA Investment Grade Portfolio	100%	—	—	—	—	100%	—	—	42%	—	—	84%	—
DFA Diversified Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	37%	—	—	91%	—
DFA LTIP Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Duration Real Return Portfolio	100%	—	—	—	—	100%	—	—	11%	—	—	63%	—
DFA Global Core Plus Real Return Portfolio	100%	—	—	—	—	100%	—	—	9%	—	—	50%	—

See accompanying Notes to Financial Statements.
192

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue
Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue
Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue
Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for
non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

See accompanying Notes to Financial Statements.
193

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
194

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
195

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
196

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable
197

DFA-103124-002A

Annual Financial Statements & Other Information
Year Ended: October 31, 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Municipal Real Return Portfolio
DFA California Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
DFA MN Municipal Bond Portfolio
DFA Oregon Municipal Bond Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USD	United States Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights
*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

1

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.7%)
ALABAMA — (1.2%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,095	$1,136,434
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,560	2,656,869
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,750	4,929,737
State of Alabama (GO) Series B
5.000%, 11/01/24	2,665	2,665,000
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,120	1,174,389
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,765	5,780,009
TOTAL ALABAMA		18,342,438
ARIZONA — (0.9%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/28	1,840	1,860,332
City of Phoenix (GO)
5.000%, 07/01/27	1,555	1,645,345
City of Tempe (GO)
5.000%, 07/01/26	1,710	1,770,575
5.000%, 07/01/27	955	1,010,485
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,031,251
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,348,215
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
County of Pima Sewer System Revenue (RB)
5.000%, 07/01/25	670	$677,697
Maricopa County School District No. 3 Tempe Elementary (GO) Series A
5.000%, 07/01/25	315	318,463
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,205	1,219,880
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,590,491
University of Arizona (RB) Series A
5.000%, 06/01/26	1,000	1,011,338
TOTAL ARIZONA		13,484,072
ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,410	1,410,000
CALIFORNIA — (7.3%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,274,832
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,404,430
California State University (RB) Series A
4.000%, 11/01/36	7,000	7,011,247
City of Los Angeles (RN)
5.000%, 06/26/25	8,985	9,096,634
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,845	8,001,729
County of Los Angeles (RN)
5.000%, 06/30/25	17,250	17,465,739

2

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
County of Riverside (RN)
5.000%, 06/30/25	9,570	$9,689,047
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	15	15,211
5.000%, 07/01/26	1,065	1,106,439
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,110	1,153,190
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	797,679
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	6,685	6,776,625
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,845,313
San Mateo County Transit District (RB) Series A
4.000%, 06/01/32	1,000	1,002,315
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	544,816
State of California (GO)
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 12/4/24)	305	305,488
5.000%, 10/01/25	1,595	1,597,205
5.000%, 08/01/26	9,000	9,349,106
5.000%, 12/01/26	5,535	5,794,608
5.000%, 10/01/29	1,020	1,049,565
5.000%, 08/01/30	4,440	4,456,627
4.000%, 08/01/35	725	729,655
5.000%, 08/01/35	8,335	8,411,022
4.000%, 08/01/37	3,000	3,013,582
State of California (GO) Series B
5.000%, 09/01/25	3,185	3,237,991
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,184,746
TOTAL CALIFORNIA		112,314,841
	Face Amount^	Value†
	(000)
COLORADO — (1.3%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	$3,465,205
5.000%, 12/15/27	3,450	3,690,541
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	3,045	3,181,875
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	1,815	1,832,827
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,125	3,263,956
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	1,575	1,576,952
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	395	412,892
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	660	674,430
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.250%, 12/15/24	1,035	1,037,083
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	475	485,232
TOTAL COLORADO		19,620,993

3

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CONNECTICUT — (1.3%)
City of New London (GO)
4.500%, 03/13/25	8,600	$8,632,361
City of Torrington (GO)
4.000%, 03/13/25	4,420	4,429,942
Town of Greenwich (GO)
4.000%, 02/06/25	2,640	2,646,118
Town of Madison (GO)
4.000%, 12/19/24	5,030	5,034,501
TOTAL CONNECTICUT		20,742,922
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,225	1,238,087
District of Columbia (GO) Series E
5.000%, 06/01/26	2,260	2,331,851
TOTAL DISTRICT OF COLUMBIA		3,569,938
FLORIDA — (2.4%)
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	260	264,559
5.000%, 10/01/26	180	187,453
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	375	379,554
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,450	1,471,456
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,420	1,421,424
School District of Broward County (RN)
4.000%, 01/29/25	20,000	20,027,162
State of Florida (GO) Series A
5.000%, 06/01/25	4,770	4,821,848
5.000%, 07/01/27	1,165	1,209,191
State of Florida (GO) Series B
5.000%, 06/01/25	3,120	3,153,913
State of Florida (GO) Series E
5.000%, 06/01/25	3,035	3,067,989
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/25	947	$958,138
TOTAL FLORIDA		36,962,687
GEORGIA — (3.3%)
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	865	866,108
City of Atlanta (GO) Series A-2
5.000%, 12/01/24	1,690	1,692,165
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,140	3,334,070
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	26,524,858
Richmond County Board of Education (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,115	1,132,929
State of Georgia (GO) Series A
5.000%, 07/01/26	1,240	1,284,980
5.000%, 07/01/27	8,065	8,546,394
State of Georgia (GO) Series A-1
5.000%, 02/01/25	2,660	2,671,398
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	4,219,742
State of Georgia (GO) Series F
5.000%, 01/01/27	1,195	1,252,495
TOTAL GEORGIA		51,525,139
HAWAII — (0.5%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,275	3,338,630
5.000%, 07/01/26	90	93,158
City & County of Honolulu (GO) Series B
5.000%, 07/01/25	115	116,413
5.000%, 10/01/25	500	508,771
5.000%, 07/01/26	110	113,860

4

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
HAWAII — (Continued)
5.000%, 10/01/26	660	$671,688
County of Maui (GO)
5.000%, 03/01/25	780	784,351
State of Hawaii (GO) Series FH
5.000%, 10/01/26	1,880	1,955,056
TOTAL HAWAII		7,581,927
ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,045	1,065,434
IOWA — (0.6%)
City of Des Moines (GO) Series A
5.000%, 06/01/25	1,975	1,993,390
City of Des Moines (GO) Series D
5.000%, 06/01/25	1,485	1,499,573
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,323,775
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,097,229
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,007,784
TOTAL IOWA		8,921,751
KANSAS — (0.9%)
City of Merriam (GO)
5.000%, 10/01/25	260	264,417
City of Olathe (GO) Series A
5.000%, 08/01/25	9,150	9,274,737
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,560,108
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,145,746
TOTAL KANSAS		13,245,008
	Face Amount^	Value†
	(000)
KENTUCKY — (1.4%)
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,410	$1,416,640
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/25	1,640	1,656,228
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,259,645
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	6,235	6,367,239
5.000%, 04/01/28	7,885	8,465,413
TOTAL KENTUCKY		22,165,165
LOUISIANA — (1.1%)
East Baton Rouge Sewerage Commission (RB) Series B
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/25)	2,425	2,434,169
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	1,253,018
State of Louisiana (GO) Series B
5.000%, 08/01/25	5,000	5,067,676
State of Louisiana (GO) Series D-1
5.000%, 12/01/26	4,265	4,270,170
State of Louisiana (GO) Series E
5.000%, 06/01/25	4,065	4,106,356
TOTAL LOUISIANA		17,131,389
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,055,739
State of Maine (GO) Series D
5.000%, 06/01/28	740	796,848
TOTAL MAINE		1,852,587

5

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MARYLAND — (5.0%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	$833,472
County of Anne Arundel (GO)
5.000%, 04/01/26	6,685	6,876,403
County of Baltimore (GO)
3.000%, 11/01/24	5,015	5,015,000
5.000%, 07/01/25	885	895,982
5.000%, 07/01/26	1,310	1,356,386
5.000%, 08/01/26	3,850	3,905,433
County of Charles (GO)
5.000%, 10/01/25	390	396,803
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,558,403
County of Howard (GO) Series D
5.000%, 02/15/25	8,390	8,429,213
County of Montgomery (GO) Series A
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	2,010	2,010,000
¤ 4.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	2,435	2,435,000
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,540	5,767,267
5.000%, 10/01/27	6,655	7,087,214
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,265	1,282,007
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,022,286
State of Maryland (GO) Series 2ND
5.000%, 08/01/26	1,015	1,053,096
State of Maryland (GO) Series A
5.000%, 08/01/25	2,665	2,703,656
5.000%, 03/15/26	1,045	1,074,580
4.000%, 08/01/26	5,400	5,401,966
5.000%, 03/15/28	8,030	8,622,619
State of Maryland (GO) Series B
5.000%, 08/01/25	525	532,615
5.000%, 08/01/26	5,630	5,841,309
	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (RB)
3.000%, 06/01/26	2,160	$2,157,685
TOTAL MARYLAND		77,258,395
MASSACHUSETTS — (2.2%)
City of Quincy (GO)
5.000%, 07/25/25	4,000	4,054,346
City of Somerville (GO)
4.500%, 05/30/25	4,115	4,150,490
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/36	2,485	2,510,888
Commonwealth of Massachusetts (GO) Series B
5.000%, 11/01/24	2,575	2,575,000
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	700	724,812
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,067,170
Massachusetts Development Finance Agency (RB) Series A
5.000%, 10/15/25	2,390	2,436,476
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,303,356
Town of Belmont (GO)
4.500%, 11/14/24	6,665	6,667,187
Town of Hingham (GO)
4.000%, 02/14/25	5,025	5,033,821
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,031,010
TOTAL MASSACHUSETTS		33,554,556
MICHIGAN — (0.5%)
L'Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,025	1,034,403

6

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB)
¤ 5.000%, 11/15/31 (Pre-refunded @ $100, 5/15/25)	1,200	$1,209,723
¤ 5.000%, 11/15/45 (Pre-refunded @ $100, 5/15/25)	1,715	1,728,896
Michigan State University (RB) Series A
5.000%, 08/15/25	1,545	1,567,377
State of Michigan (GO) Series A
5.000%, 05/01/25	1,795	1,810,130
TOTAL MICHIGAN		7,350,529
MINNESOTA — (3.1%)
City of Minneapolis (GO)
5.500%, 12/01/24	395	395,755
County of Hennepin (GO) Series C
5.000%, 12/15/24	3,995	4,003,029
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,415	4,622,012
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,925	1,966,656
5.000%, 03/01/27	4,360	4,583,144
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,780,937
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,150	12,323,514
5.000%, 09/01/25	2,100	2,133,856
5.000%, 08/01/28	6,000	6,493,716
5.000%, 08/01/32	1,175	1,175,778
State of Minnesota (GO) Series B
5.000%, 08/01/25	5,000	5,075,512
State of Minnesota (GO) Series D
5.000%, 08/01/25	1,640	1,663,421
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	824,195
TOTAL MINNESOTA		48,041,525
	Face Amount^	Value†
	(000)
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,235	$5,279,478
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,690	4,899,263
TOTAL MISSISSIPPI		10,178,741
MISSOURI — (0.4%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,010	1,038,033
Curators of the University of Missouri (RB)
5.000%, 11/01/25	3,000	3,057,037
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	163,731
North Kansas City School District No. 74 (GO) Series B
4.000%, 03/01/26	1,990	2,016,249
TOTAL MISSOURI		6,275,050
NEBRASKA — (1.2%)
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,147,034
5.000%, 06/01/27	2,535	2,655,427
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,025	3,097,542
Elkhorn School District (GO)
¤ 4.000%, 12/15/32 (Pre-refunded @ $100, 12/15/24)	1,280	1,280,751
Kearney School District (GO)
¤ 4.750%, 12/15/36 (Pre-refunded @ $100, 12/15/24)	7,820	7,831,150
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,135	1,136,493

7

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Omaha School District (GO)
5.000%, 12/15/25	1,365	$1,393,443
TOTAL NEBRASKA		18,541,840
NEVADA — (2.1%)
County of Clark (GO) Series B
5.000%, 11/01/24	6,065	6,065,000
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,530	12,169,374
State of Nevada (GO) Series A
5.000%, 05/01/25	1,445	1,458,088
State of Nevada (GO) Series D
5.000%, 04/01/25	11,880	11,970,065
TOTAL NEVADA		31,662,527
NEW JERSEY — (4.4%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	997,681
City of Ventnor City (GO)
4.500%, 07/01/25	3,000	3,024,969
County of Essex (GO)
4.250%, 07/10/25	8,040	8,098,169
County of Hudson (GO)
4.000%, 02/28/25	15,000	15,030,453
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,524,612
4.000%, 02/01/28	3,290	3,423,737
County of Monmouth (GO)
5.000%, 06/03/25	1,035	1,046,312
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,075	6,414,581
New Jersey Economic Development Authority (RB) Series XX
¤ 5.250%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,465	1,482,569
Township of Hamilton/Mercer County (GO) Series A
5.000%, 05/14/25	10,040	10,122,471
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of Parsippany-Troy Hills (GO)
4.000%, 10/29/25	9,000	$9,071,493
Township of Toms River (GO)
4.000%, 06/01/27	865	892,105
4.000%, 06/01/28	1,255	1,309,292
Township of West Orange (GO) Series A
5.000%, 11/07/24	4,000	4,000,579
TOTAL NEW JERSEY		68,439,023
NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/25	5,005	5,064,816
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,777,786
TOTAL NEW MEXICO		10,842,602
NEW YORK — (7.9%)
City of New York (GO) Series 1
4.050%, 03/01/40	3,000	3,000,000
City of New York (GO) Series A
5.000%, 08/01/25	1,165	1,165,567
City of New York (GO) Series B-1
5.000%, 10/01/35	2,540	2,648,071
5.000%, 12/01/38	1,610	1,656,039
City of New York (GO) Series B-5
4.000%, 10/01/46	2,000	2,000,000
City of New York (GO) Series C
5.000%, 08/01/25	3,095	3,137,147
5.000%, 08/01/26	4,325	4,481,398
5.000%, 08/01/31	4,620	4,636,425
City of New York (GO) Series D
4.000%, 12/01/47	760	760,000
City of New York (GO) Series E
5.000%, 08/01/26	3,900	4,041,030

8

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series F-1
5.000%, 06/01/34	2,450	$2,468,823
City of Rochester (GO) Series II
4.500%, 02/27/25	5,000	5,016,172
City of Rochester (GO) Series III
5.000%, 07/31/25	10,000	10,128,780
Empire State Development Corp. (RB) Series A
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/26)	1,365	1,405,501
5.000%, 03/15/26	5,635	5,802,194
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	320	326,750
5.000%, 11/15/26	255	266,225
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/25)	365	366,875
5.000%, 02/15/25	200	201,028
5.000%, 03/15/26	1,010	1,039,967
5.000%, 02/15/33	1,350	1,390,534
5.000%, 03/15/36	3,395	3,485,875
5.000%, 02/15/37	2,830	2,915,317
New York State Dormitory Authority (RB) Series B
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	1,110	1,115,703
5.000%, 02/15/34	1,165	1,169,600
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/35	1,285	1,289,887
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,000	9,495,261
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,385,203
4.000%, 02/15/34	3,875	3,877,912
4.000%, 02/15/35	8,000	7,986,078
Town of Amherst (GO)
4.000%, 10/30/25	6,710	6,766,777
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of East Hampton (GO) Series A
4.000%, 08/15/25	5,000	$5,034,448
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	13,000	13,108,876
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	775	791,036
Triborough Bridge & Tunnel Authority (RB) Series C
4.000%, 01/01/32	1,500	1,500,000
TOTAL NEW YORK		121,860,499
NORTH CAROLINA — (1.2%)
City of Charlotte (GO)
5.000%, 07/01/25	1,510	1,529,339
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/25	535	541,852
5.000%, 07/01/27	1,900	2,013,243
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,562,586
County of New Hanover (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,520	3,733,917
County of Wake (GO) Series C
5.000%, 03/01/25	7,900	7,945,098
North Carolina Capital Facilities Finance Agency (RB) Series B
¤ 5.000%, 10/01/55 (Pre-refunded @ $100, 10/1/25)	575	584,518
TOTAL NORTH CAROLINA		18,910,553
OHIO — (2.5%)
City of Cincinnati (GO) Series A
5.000%, 12/01/24	1,600	1,601,914
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,240	4,363,924

9

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
4.000%, 08/15/25	3,765	$3,792,537
5.000%, 08/15/25	1,325	1,344,930
5.000%, 04/01/27	2,020	2,128,379
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,000	1,001,215
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 12/1/24)	1,590	1,591,932
Lakota Local School District/Butler County (GO) Series C
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,190	1,191,497
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,045	1,045,611
Ohio State University (RB) Series A
5.000%, 12/01/25	1,120	1,144,826
State of Ohio (GO) Series A
5.000%, 09/15/25	2,450	2,491,449
5.000%, 09/01/28	2,500	2,706,696
5.000%, 02/01/33	1,840	1,878,618
5.000%, 02/01/36	2,690	2,741,150
State of Ohio (GO) Series B
5.000%, 08/01/25	2,095	2,124,762
5.000%, 09/01/27	1,010	1,073,182
5.000%, 09/15/27	3,715	3,950,774
State of Ohio (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	535	540,094
State of Ohio (GO) Series X
5.000%, 05/01/29	650	711,514
	Face Amount^	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,555	$1,621,507
TOTAL OHIO		39,046,511
OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	801,391
4.000%, 06/01/28	1,790	1,853,244
City of Tulsa (GO)
5.000%, 03/01/25	1,485	1,493,328
TOTAL OKLAHOMA		4,147,963
OREGON — (2.6%)
City of Portland (GO) Series A
5.000%, 06/15/25	170	171,985
5.000%, 06/01/26	1,465	1,514,590
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	780	820,913
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	5,055	5,106,639
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,152,227
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	1,000	1,011,333
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/30	1,165	1,176,829
Portland Community College District (GO)
5.000%, 06/15/27	1,375	1,420,606

10

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series A
5.000%, 05/01/27	670	$707,178
State of Oregon (GO) Series F
5.000%, 05/01/28	820	827,462
5.000%, 05/01/29	1,040	1,071,270
5.000%, 05/01/30	1,000	1,008,851
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	5,055	5,057,975
5.000%, 11/15/26	1,750	1,828,571
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	9,080	9,085,125
¤ 4.000%, 11/15/32 (Pre-refunded @ $100, 11/15/24)	7,535	7,536,642
TOTAL OREGON		39,498,196
PENNSYLVANIA — (1.1%)
County of Chester (GO) Series A
4.000%, 07/15/28	5,305	5,408,604
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,400,165
Cumberland Valley School District (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/35	1,000	1,009,230
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/46 (Pre-refunded @ $100, 1/15/25)	1,520	1,524,715
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	2,010	2,011,055
TOTAL PENNSYLVANIA		16,353,769
	Face Amount^	Value†
	(000)
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,100	$1,157,582
SOUTH CAROLINA — (3.5%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/25	3,350	3,372,581
5.000%, 04/01/26	3,520	3,618,311
5.000%, 04/01/27	2,800	2,946,646
Beaufort County School District (GO) (ST AID WITHHLDG)
5.000%, 03/28/25	15,075	15,180,311
Beaufort County School District (GO) (ST AID WITHHLDG) Series B
5.000%, 02/28/25	10,020	10,071,167
Beaufort County School District (GO) Series D
5.000%, 03/01/25	7,650	7,690,091
Clemson University (RB) Series B
5.000%, 05/01/25	800	807,008
County of Dorchester (GO)
5.000%, 05/01/25	4,010	4,040,662
Horry County School District (GO)
5.000%, 03/01/25	3,900	3,923,176
Richland County School District No. 2 (GO)
5.000%, 03/01/25	2,070	2,081,194
State of South Carolina (GO) Series D
5.000%, 04/01/25	1,050	1,057,698
TOTAL SOUTH CAROLINA		54,788,845
TENNESSEE — (3.0%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	934,652
City of Memphis (GO) Series A
5.000%, 10/01/25	915	930,544
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,795	1,894,695
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,422,374

11

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
County of Knox (GO) Series C
5.000%, 06/01/26	125	$129,151
County of Rutherford (GO)
5.000%, 04/01/26	3,570	3,674,726
County of Shelby (GO)
5.000%, 04/01/25	6,235	6,280,914
County of Washington (GO) Series A
4.000%, 06/01/26	1,725	1,752,279
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,285	5,410,439
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 01/01/26	4,000	4,049,414
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	4,065	4,116,312
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	2,955	2,982,637
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,545,538
5.000%, 09/01/27	1,900	2,020,280
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,440	3,558,809
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,260	1,260,000
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,180	1,180,000
TOTAL TENNESSEE		46,142,764
TEXAS — (17.4%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	640	642,974
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	535	$542,236
5.000%, 08/01/26	2,250	2,330,879
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,460,944
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	2,325	2,358,310
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	12,905	13,089,889
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	1,030	1,041,432
City of Anna (GO)
4.000%, 02/15/28	1,350	1,388,318
City of Arlington (GO)
5.000%, 08/15/25	1,175	1,192,313
City of Austin (GO)
5.000%, 09/01/25	4,525	4,597,903
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,285	1,309,850
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	1,063,441
City of Bedford (GO)
5.000%, 02/01/25	2,920	2,932,282
City of Carrollton (GO)
5.000%, 08/15/25	1,360	1,380,146
5.000%, 08/15/26	1,420	1,472,657
City of Cedar Park (GO)
5.000%, 02/15/26	680	696,866
City of College Station (GO)
5.000%, 02/15/28	500	533,425
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,960	2,008,188
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	1,369,046

12

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
5.000%, 02/15/25	1,000	$1,004,967
5.000%, 02/15/28	2,040	2,177,698
City of DeSoto (GO)
5.000%, 02/15/25	1,795	1,803,603
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	420	431,214
5.000%, 03/01/27	225	235,585
City of Fort Worth (GO)
5.000%, 03/01/27	5,185	5,433,570
5.000%, 03/01/28	5,000	5,335,103
City of Frisco (GO)
5.000%, 02/15/25	1,030	1,034,877
5.000%, 02/15/26	1,500	1,537,781
5.000%, 02/15/25	2,985	2,998,699
City of Georgetown (GO)
5.000%, 08/15/25	2,050	2,079,402
City of Houston (GO) Series A
5.000%, 03/01/25	6,370	6,406,596
5.000%, 03/01/27	5,080	5,324,710
City of Irving (GO)
5.000%, 09/15/27	2,020	2,143,787
City of Leander (GO) Series A
5.000%, 08/15/25	1,355	1,375,497
City of Lewisville (GO)
5.000%, 02/15/27	645	673,852
5.000%, 02/15/28	745	791,911
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,100	1,124,336
City of McKinney (GO)
5.000%, 08/15/25	3,305	3,351,884
City of Midland (GO)
5.000%, 03/01/28	705	753,408
City of Pflugerville (GO)
5.000%, 08/01/26	1,180	1,222,622
City of Richardson (GO)
5.000%, 02/15/25	3,545	3,560,960
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,146,602
City of San Antonio (GO)
5.000%, 02/01/25	8,595	8,628,770
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	3,160	3,237,575
4.000%, 02/01/27	1,510	1,545,078
4.000%, 02/01/36	2,775	2,780,074
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Temple (GO) Series A
5.000%, 08/01/28	185	$198,785
City of Temple (GO) Series B
5.000%, 08/01/27	160	169,018
5.000%, 08/01/28	165	177,295
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,071,627
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,335	1,341,165
5.000%, 02/15/32	1,025	1,047,225
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,936,065
5.000%, 02/15/29	880	956,216
County of Collin (GO)
5.000%, 02/15/25	1,650	1,657,620
County of Harris (GO)
5.000%, 10/01/25	810	823,252
County of Harris (GO) Series A
5.000%, 09/15/25	485	492,486
5.000%, 10/01/25	1,425	1,448,313
County of Tarrant (GO)
5.000%, 07/15/28	500	537,773
5.000%, 07/15/29	350	382,720
County of Travis (GO) Series A
5.000%, 03/01/26	1,440	1,477,496
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,012,344
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	5,350	5,375,019
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,880	2,939,293

13

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	305	$306,462
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,445	1,447,229
Denton Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 2/15/25)	1,565	1,572,086
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	2,430	2,441,002
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,105	1,121,282
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,295	1,313,574
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,015	1,073,960
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,320	1,326,096
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,580	2,592,890
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	815	854,636
4.000%, 02/15/28	2,000	2,068,944
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,497,323
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	$1,147,561
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	345	353,170
5.000%, 02/01/27	180	188,357
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	600	602,684
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,010	2,020,432
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,015	3,157,524
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,049,743
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	535	544,629
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	965	990,541
5.000%, 02/15/27	1,020	1,070,532
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,705	1,712,874
5.000%, 02/15/26	1,520	1,560,230
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	161,687
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	407,637
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/34	2,490	2,491,872

14

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Keller Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 2/15/25)	2,000	$2,009,927
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	1,977,653
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	2,872,534
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,515	7,705,049
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	4,845	4,867,500
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	510	512,326
5.000%, 02/15/26	4,525	4,637,814
Montgomery Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/38 (Pre-refunded @ $100, 2/15/25)	3,330	3,344,594
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/35	3,385	3,419,216
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	310	313,660
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,540,662
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	622,383
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	155	$162,644
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	4,000	4,143,784
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	2,105,818
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	533,421
State of Texas (GO)
5.000%, 10/01/25	1,685	1,688,580
State of Texas (GO) Series A
5.000%, 10/01/25	1,175	1,195,733
5.000%, 10/01/26	12,990	13,095,307
5.000%, 04/01/27	1,480	1,520,334
State of Texas (GO) Series C
5.000%, 08/01/27	420	443,836
Tarrant County College District (GO)
5.000%, 08/15/28	1,025	1,102,465
Tarrant Regional Water District Water Supply System Revenue (RB)
5.000%, 03/01/25	390	392,175
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	534,063
Texas A&M University (RB) Series A
5.000%, 05/15/25	990	999,684
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	5,870	5,911,328
5.000%, 10/01/25	4,430	4,506,556
Texas Transportation Commission (GO)
5.000%, 04/01/25	1,600	1,611,597

15

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	415	$439,985
5.000%, 08/01/28	575	620,417
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	1,080	1,084,897
5.000%, 02/01/26	230	235,589
5.000%, 02/01/27	700	732,170
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	264,522
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	820	850,553
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/25)	2,355	2,388,332
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	10,000	10,141,537
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,470	2,504,960
TOTAL TEXAS		268,703,534
UTAH — (1.4%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,199,123
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,526,198
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	765	778,768
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	1,822,360
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,222,048
	Face Amount^	Value†
	(000)
UTAH — (Continued)
State of Utah (GO)
5.000%, 07/01/25	720	$728,945
5.000%, 07/01/26	2,190	2,267,626
Timpanogos Special Service District (RB)
5.000%, 06/01/25	550	555,623
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,239,424
5.000%, 06/01/28	1,890	2,035,193
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,260	1,273,578
¤ 4.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	2,885	2,898,479
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	1,710	1,728,427
TOTAL UTAH		22,275,792
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,349,629
VIRGINIA — (2.3%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	1,978,795
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,940	8,097,346
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	215,879
5.000%, 04/01/28	730	784,698
County of Arlington (GO)
5.000%, 08/15/27	7,820	8,301,645
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,335	2,389,879
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,295	2,315,075
5.000%, 10/01/25	2,200	2,238,976
5.000%, 10/01/26	5,600	5,832,928

16

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	$3,860,465
TOTAL VIRGINIA		36,015,686
WASHINGTON — (8.8%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	5,015	5,109,516
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	4,875	4,966,878
City of Seattle (GO)
4.000%, 12/01/34	1,165	1,167,730
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,657,028
City of Spokane (GO)
5.000%, 12/01/25	1,240	1,266,311
City of Tacoma Regional Water Supply System Revenue (RB)
5.000%, 12/01/24	3,380	3,384,276
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,525	2,527,873
County of King (GO) Series A
4.000%, 01/01/25	300	300,329
5.000%, 12/01/25	2,840	2,902,401
5.000%, 12/01/26	5,945	6,212,362
County of King (GO) Series B
5.000%, 12/01/24	1,455	1,456,927
5.000%, 12/01/25	1,455	1,486,970
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,190	1,192,998
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	410	419,783
4.000%, 07/01/36	12,275	12,307,173
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
County of Spokane (GO)
5.000%, 12/01/26	3,895	$4,067,397
Energy Northwest (RB) Series A
5.000%, 07/01/26	1,310	1,357,519
5.000%, 07/01/28	5,765	6,215,877
5.000%, 07/01/33	1,140	1,150,279
Energy Northwest (RB) Series B
5.000%, 07/01/25	880	891,225
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/25	1,315	1,319,110
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,000	2,092,015
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,625	10,637,540
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	390	390,457
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/24	1,040	1,040,517
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/24	1,170	1,171,629
5.000%, 12/01/25	895	913,991
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	2,500	2,503,144
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	2,790	2,793,509
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,225	1,226,541

17

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,215	$1,239,736
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	175	179,157
5.000%, 12/01/29	3,015	3,327,564
State of Washington (GO) Series D
5.000%, 02/01/35	1,085	1,104,330
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	4,555	4,567,486
State of Washington (GO) Series 2016-B
5.000%, 08/01/36	2,000	2,019,960
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,715	1,773,415
State of Washington (GO) Series A
5.000%, 08/01/26	3,745	3,872,560
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,770	1,795,514
State of Washington (GO) Series B
5.000%, 07/01/29	145	148,187
5.000%, 07/01/31	1,270	1,293,952
State of Washington (GO) Series C
5.000%, 02/01/25	7,190	7,218,453
5.000%, 06/01/38	2,000	2,041,015
State of Washington (GO) Series D
5.000%, 06/01/25	1,000	1,010,232
5.000%, 06/01/26	2,400	2,472,622
State of Washington (GO) Series R-2015-C
5.000%, 07/01/27	2,995	3,003,564
State of Washington (GO) Series R-2018C
5.000%, 08/01/27	2,000	2,117,017
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	2,335	2,407,705
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	5,570	$5,645,806
TOTAL WASHINGTON		136,367,580
WEST VIRGINIA — (0.0%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	495	495,631
WISCONSIN — (3.5%)
City of Madison (GO) Series B
5.000%, 10/01/25	3,760	3,819,775
County of Dane (GO) Series A
4.000%, 06/01/25	4,845	4,865,641
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,335,145
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	951,774
State of Wisconsin (GO) Series 1
5.000%, 11/01/24	4,800	4,800,000
5.000%, 05/01/26	5,030	5,181,912
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	8,125	8,125,000
5.000%, 11/01/26	4,285	4,466,830
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	4,535	4,574,126
State of Wisconsin (GO) Series 4
5.000%, 05/01/28	1,170	1,170,000
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,065	4,187,768
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	9,470	9,586,399
TOTAL WISCONSIN		54,064,370
TOTAL MUNICIPAL BONDS (Cost $1,527,951,461)		1,523,259,983

18

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (1.2%)
California Statewide Communities Development Authority
2.950%, 01/14/25	5,500	$5,499,871
2.980%, 02/05/25	10,000	9,997,185
County of Harris
3.200%, 12/03/24	3,290	3,290,229
TOTAL COMMERCIAL PAPER (Cost $18,790,000)		18,787,285

	Shares	Value†
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $805,788)	805,707	$805,788
TOTAL INVESTMENTS — (100.0%)
(Cost $1,547,547,249)		$1,542,853,056
As of October 31, 2024, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$452,472	$452,472
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	659,429	659,429
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	589,986	589,986
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	372,686	372,686
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	471,727	471,727
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	423,991	423,991
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	519,216	519,216
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	254,717	254,717
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,300,870	1,300,870
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	587,795	587,795
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	300,885	300,885
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	741,072	741,072
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	750,650	750,650
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,098,678	1,098,678
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	932,469	932,469
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	416,608	416,608
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	507,678	507,678
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	800,730	800,730
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	812,825	812,825
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	864,277	864,277

19

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	$678,682	$678,682
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,002,407	1,002,407
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	878,872	878,872
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	686,228	686,228
Bank of America Corp.	2.532%	Fixed	CPI	Maturity	USD	55,000,000	04/03/25	—	—	17,460	17,460
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	899,170	899,170
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	813,825	813,825
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,497,923	1,497,923
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,704,338	1,704,338
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,357,103	1,357,103
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,355,291	1,355,291
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,644,996	1,644,996
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,566,110	1,566,110
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,191,519	2,191,519
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,385,112	1,385,112
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	50,000,000	12/18/24	—	—	171,744	171,744
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,777,350	1,777,350
Bank of America Corp.	2.070%	Fixed	CPI	Maturity	USD	37,000,000	09/27/25	—	—	70,776	70,776
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,948,511	1,948,511
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,854,188	1,854,188
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	3,194,325	3,194,325
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	958,869	958,869
Citibank, N.A.	2.325%	Fixed	CPI	Maturity	USD	68,000,000	11/09/24	—	—	134,494	134,494
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	40,000,000	11/20/24	—	—	132,104	132,104
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,129,176	2,129,176
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	3,255,271	3,255,271
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,389,251	1,389,251
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	52,000,000	10/04/25	—	—	86,010	86,010
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,182,314	2,182,314
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	34,000,000	10/02/25	—	—	75,606	75,606
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,628,215	1,628,215
Citibank, N.A.	1.924%	Fixed	CPI	Maturity	USD	61,000,000	01/12/25	—	—	426,461	426,461
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,144,630	1,144,630
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	60,767	60,767
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	228,675	228,675
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	476,983	476,983

20

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.053%	Fixed	CPI	Maturity	USD	59,000,000	01/18/25	—	—	$343,320	$343,320
Morgan Stanley and Co. International	2.020%	Fixed	CPI	Maturity	USD	50,000,000	01/08/25	—	—	298,034	298,034
Morgan Stanley and Co. International	1.927%	Fixed	CPI	Maturity	USD	30,000,000	07/30/25	—	—	43,117	43,117
Morgan Stanley and Co. International	1.914%	Fixed	CPI	Maturity	USD	26,000,000	08/14/25	—	—	63,082	63,082
Morgan Stanley and Co. International	1.820%	Fixed	CPI	Maturity	USD	33,000,000	08/23/25	—	—	135,608	135,608
Morgan Stanley and Co. International	1.780%	Fixed	CPI	Maturity	USD	37,000,000	09/11/25	—	—	177,142	177,142
Total Appreciation										$54,923,820	$54,923,820
Bank of America Corp.	2.609%	Fixed	CPI	Maturity	USD	25,000,000	05/07/25	—	—	(80,247)	(80,247)
Bank of America Corp.	2.308%	Fixed	CPI	Maturity	USD	22,000,000	06/26/25	—	—	(63,404)	(63,404)
Bank of America Corp.	2.045%	Fixed	CPI		USD	25,000,000	07/17/25	—	—	(1,832)	(1,832)
Citibank, N.A.	2.490%	Fixed	CPI	Maturity	USD	25,000,000	05/29/25	—	—	(87,459)	(87,459)
Citibank, N.A.	2.313%	Fixed	CPI	Maturity	USD	28,000,000	10/09/25	—	—	(10,081)	(10,081)
Morgan Stanley and Co. International	2.322%	Fixed	CPI	Maturity	USD	31,000,000	10/17/25	—	—	(9,363)	(9,363)
Morgan Stanley and Co. International	2.316%	Fixed	CPI	Maturity	USD	47,000,000	10/22/25	—	—	(6,738)	(6,738)
Total (Depreciation)										$(259,124)	$(259,124)
Total Appreciation (Depreciation)										$54,664,696	$54,664,696
*
As of October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $38,337,177 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,523,259,983	—	$1,523,259,983
Commercial Paper	—	18,787,285	—	18,787,285
Investment Companies	$805,788	—	—	805,788
Total Investments in Securities	$805,788	$1,542,047,268	—	$1,542,853,056

21

DFA Municipal Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Swap Agreements**	—	$54,923,820	—	$54,923,820
Liabilities
Swap Agreements**	—	(259,124)	—	(259,124)
Total Financial Instruments	—	$54,664,696	—	$54,664,696
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
22

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.0%)
CALIFORNIA — (99.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,090	$2,136,327
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	250	259,856
Albany Unified School District (GO)
5.000%, 08/01/25	255	258,734
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/25	550	561,053
Arcadia Unified School District (GO)
4.000%, 08/01/40	1,000	1,001,680
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	955	973,853
5.000%, 02/01/34	1,000	1,040,357
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	1,500	1,506,308
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	1,110	1,134,684
California Health Facilities Financing Authority (RB) Series B
4.000%, 08/15/36	1,975	1,985,356
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	204,892
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	212,955
¤ 5.000%, 02/01/46 (Pre-refunded @ $100, 2/1/25)	800	803,529
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Public Finance Authority (RB) Series A
5.000%, 06/01/25	155	$156,439
5.000%, 06/01/26	110	113,116
California State Public Works Board (RB) Series C
5.000%, 11/01/24	1,125	1,125,000
5.000%, 11/01/25	2,180	2,223,729
4.000%, 11/01/30	750	758,285
4.000%, 11/01/31	600	605,597
California State Public Works Board (RB) Series D
5.000%, 11/01/24	1,640	1,640,000
California State Public Works Board (RB) Series A
5.000%, 02/01/25	1,500	1,506,322
5.000%, 02/01/28	160	171,331
5.000%, 09/01/28	2,405	2,411,306
California State Public Works Board (RB) Series C
5.000%, 08/01/25	865	877,432
California State Public Works Board (RB) Series D
5.000%, 11/01/26	100	104,427
5.000%, 05/01/28	1,000	1,075,807
California State University (RB) Series A
¤ 5.000%, 11/01/39 (Pre-refunded @ $100, 11/1/24)	300	300,000
California State University (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	1,095	1,095,000
5.000%, 11/01/28	635	648,301
3.375%, 11/01/29	3,500	3,507,786
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,050	3,050,000
5.000%, 11/01/31	2,000	2,103,405
4.000%, 11/01/35	1,000	1,009,898

23

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,230	$1,235,162
5.000%, 12/01/25	155	158,019
5.000%, 12/01/26	120	125,339
5.000%, 03/01/27	670	683,858
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,275	1,306,734
4.000%, 08/01/37	500	503,868
Carlsbad Unified School District (GO)
5.000%, 08/01/26	320	332,616
Carlsbad Unified School District (COP)
4.000%, 10/01/27	145	150,123
4.000%, 10/01/28	100	104,603
4.000%, 10/01/29	55	58,075
Cerritos Community College District (GO) Series A
5.000%, 08/01/25	2,500	2,537,104
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,325	1,340,744
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	690	700,569
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	363,180
Citrus Community College District (GO) Series B
5.000%, 08/01/25	1,150	1,167,786
City & County of San Francisco (COP)
5.000%, 04/01/25	410	413,191
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	1,605	1,609,421
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (COP) Series R1
5.000%, 04/01/26	485	$499,985
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	5,055	5,119,991
5.000%, 06/15/26	2,000	2,075,786
City of Berkeley (RN)
5.000%, 07/29/25	4,375	4,442,864
City of Grover Beach (GO)
5.000%, 09/01/26	345	359,556
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	225	248,405
City of Los Angeles (RN)
5.000%, 06/26/25	4,060	4,110,443
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	910	920,024
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/35	1,305	1,317,724
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	485	492,719
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	211,712
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	765	798,584
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/27	2,460	2,483,641
4.000%, 11/01/33	1,595	1,598,045
4.000%, 11/01/34	1,000	1,001,486
4.000%, 11/01/35	1,000	1,001,138
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	2,795	2,850,839

24

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series C
¤ 5.000%, 11/01/43 (Pre-refunded @ $100, 11/1/24)	2,775	$2,775,000
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	375	383,068
5.000%, 11/01/26	285	298,732
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	431,207
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/25	110	111,468
Compton Community College District (GO) Series B
5.000%, 08/01/25	1,005	1,019,718
5.000%, 08/01/26	300	311,514
5.000%, 08/01/27	125	133,004
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	655	659,101
County of Los Angeles (RN)
5.000%, 06/30/25	1,535	1,554,198
County of Riverside (RN)
5.000%, 06/30/25	1,275	1,290,860
County of Riverside (RN) Series A
3.000%, 10/17/25	250	249,589
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,944,499
County of Santa Cruz (RN)
5.000%, 07/01/25	4,000	4,054,820
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,637,203
Dublin Unified School District (GO)
5.000%, 08/01/26	1,630	1,632,620
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	$106,386
5.000%, 06/01/28	125	135,855
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	1,000	1,063,862
East Side Union High School District (GO) (BAM)
5.000%, 08/01/25	1,165	1,182,496
East Side Union High School District (GO)
5.000%, 08/01/27	305	325,452
5.000%, 08/01/28	315	343,402
El Camino Community College District Fountation (GO) Series E
5.000%, 08/01/25	250	254,091
Escondido Union School District (GO) Series A
¤ 4.250%, 02/01/45 (Pre-refunded @ $100, 8/1/25)	1,510	1,524,250
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	2,850	2,868,621
Gavilan Joint Community College District (GO)
5.000%, 08/01/32	810	819,178
Golden State Tobacco Securitization Corp. (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	5,815	5,878,882
Grossmont Union High School District (GO)
4.000%, 08/01/33	1,500	1,505,025
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	290	314,016
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	114,337

25

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO) Series A
5.000%, 08/01/25	140	$142,103
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	410	413,081
Lodi Unified School District (GO)
5.000%, 08/01/28	500	544,895
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	738,472
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/25	370	374,449
4.000%, 07/01/27	2,740	2,758,977
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/33	500	500,663
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,305	1,331,972
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	270,381
5.000%, 12/01/25	270	276,223
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/34	2,185	2,191,050
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/26	855	886,705
5.000%, 07/01/29	380	398,838
Los Angeles Department of Water & Power (RB) Series B-6
3.100%, 07/01/34	3,600	3,600,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	70	$70,888
5.000%, 07/01/33	1,515	1,548,320
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/25	1,195	1,210,153
5.000%, 07/01/26	200	207,416
5.000%, 07/01/35	4,045	4,127,964
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,420	1,439,988
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,265	1,282,881
5.000%, 07/01/26	1,210	1,257,081
4.000%, 07/01/33	630	631,733
4.000%, 07/01/34	3,345	3,352,538
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	300	319,645
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	315	335,627
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/25	375	380,279
Manteca Unified School District (GO) Series B
5.000%, 08/01/25	285	289,493
Marin Community College District (GO)
¤ 4.000%, 08/01/27 (Pre-refunded @ $100, 8/1/25)	1,335	1,346,136
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,250	1,256,013
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	1,758,418
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	398,485
5.000%, 12/01/26	265	278,281
5.000%, 12/01/27	385	413,879

26

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	$733,101
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	135	137,703
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	40	40,586
5.000%, 08/01/26	280	290,893
5.000%, 08/01/27	150	159,935
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	266,764
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	335	338,454
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	520	520,000
New Haven Unified School District (GO)
5.000%, 08/01/26	475	493,727
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	161,113
5.000%, 12/01/28	175	191,765
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	120,777
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	355	367,732
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	202,959
5.000%, 08/01/27	400	405,849
5.000%, 08/01/28	1,020	1,035,023
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	890	911,822
5.000%, 02/01/34	2,255	2,308,528
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oxnard Union High School District (RN)
4.000%, 06/30/25	1,185	$1,193,023
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,434
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	280,479
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	595	600,784
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	700,749
5.000%, 08/01/29	2,400	2,406,806
Pomona Unified School District (GO)
5.000%, 08/01/29	350	388,263
Poway Unified School District (GO)
4.000%, 08/01/29	3,000	3,001,782
Reed Union School District (GO)
4.000%, 08/01/26	250	255,569
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	2,570	2,625,584
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	411,004
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	539,353
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	1,080,312
Sacramento City Unified School District (GO) (AGM) Series B
8.000%, 08/01/25	700	725,212
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,540	2,593,284

27

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	570	$570,365
San Diego Community College District (GO)
5.000%, 08/01/26	385	400,716
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	258,664
5.000%, 05/01/27	135	143,336
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,018,960
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	160	163,267
5.000%, 10/15/26	125	130,719
5.000%, 05/15/38	3,060	3,142,737
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	3,025	3,066,461
San Diego Unified School District (GO) (AGM) Series F-1
¤ 5.250%, 07/01/27 (Pre-refunded @ $100, 7/1/27)	125	133,209
5.250%, 07/01/27	350	376,198
San Diego Unified School District (GO) Series G
5.000%, 07/01/25	1,055	1,069,710
San Diego Unified School District (GO) Series H-2
5.000%, 07/01/25	2,225	2,256,023
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/25	170	172,253
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	330	343,005
San Dieguito Union High School District (GO) Series B-2
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	1,820	1,833,830
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	$580,419
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,000	1,004,680
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,065,835
5.000%, 10/01/35	1,000	1,012,546
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	220	235,624
San Francisco Community College District (GO)
5.000%, 06/15/25	380	384,509
5.000%, 06/15/31	2,000	2,023,964
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	445	461,071
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	875	885,544
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,500	1,565,599
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,180	1,279,679
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,573,206
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	250	253,475

28

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/26	300	$309,045
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/50 (Pre-refunded @ $100, 1/15/25)	4,065	4,080,034
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/24	250	250,152
5.000%, 11/15/25	560	571,638
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	150	163,850
San Mateo County Transit District (RB) Series A
5.000%, 06/01/29	1,595	1,612,648
4.000%, 06/01/33	2,205	2,209,980
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,165	1,189,407
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	363,988
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	355	368,996
5.000%, 08/01/27	145	154,683
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	850	856,711
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	575	582,777
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	545	566,375
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/25	365	$367,499
5.000%, 08/01/26	250	259,726
Southern California Water Replenishment District (RB)
5.000%, 08/01/35	1,185	1,199,547
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	261,992
State of California (GO)
4.000%, 11/01/24	3,570	3,570,000
5.000%, 11/01/24	875	875,000
5.000%, 12/01/24	1,540	1,542,097
5.500%, 02/01/25	1,095	1,101,100
5.000%, 04/01/25	625	629,770
5.000%, 08/01/25	1,500	1,522,118
4.000%, 09/01/25	2,000	2,016,948
5.000%, 09/01/25	7,970	8,102,604
4.000%, 10/01/25	2,075	2,094,923
5.000%, 10/01/25	2,680	2,700,899
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 12/4/24)	320	320,512
5.000%, 11/01/25	1,325	1,352,237
5.000%, 12/01/25	1,040	1,063,338
5.000%, 03/01/26	1,250	1,257,701
5.000%, 08/01/26	5,285	5,490,003
4.000%, 09/01/26	1,330	1,360,872
5.000%, 09/01/26	2,000	2,081,953
4.000%, 11/01/26	3,435	3,524,669
3.500%, 08/01/27	2,905	2,960,981
5.000%, 08/01/27	1,175	1,190,253
5.000%, 11/01/27	245	261,423
5.000%, 12/01/27	1,245	1,330,560
5.000%, 04/01/28	1,685	1,811,072
5.000%, 08/01/28	2,085	2,254,688
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 12/4/24)	985	986,575
5.000%, 10/01/28	5	5,010
5.000%, 08/01/30	1,000	1,011,419
5.250%, 08/01/31	1,400	1,417,304
4.000%, 09/01/32	100	101,287
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 12/4/24)	715	716,143
5.000%, 10/01/32	5	5,009
5.000%, 10/01/35	2,030	2,079,766
4.000%, 11/01/35	1,000	1,016,172

29

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 09/01/36	1,960	$1,971,394
State of California (GO) (AMBAC)
5.000%, 02/01/27	810	850,216
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,490	1,491,902
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	240	245,670
Stockton Public Financing Authority (RB) (AGC)
5.000%, 09/01/25	420	427,080
Stockton Unified School District (GO)
5.000%, 08/01/25	740	751,113
5.000%, 08/01/26	2,880	2,959,091
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	312,194
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	735	746,423
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	275	275,364
5.000%, 08/01/28	2,000	2,002,648
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	385,565
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	104,012
Torrance Unified School District (GO) Series 2015
4.000%, 08/01/33	2,030	2,033,374
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	436,047
University of California (RB) Series BS
5.000%, 05/15/26	2,285	2,365,946
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AR
5.000%, 05/15/32	1,590	$1,638,512
University of California (RB) Series BX
5.000%, 05/15/26	3,165	3,277,119
University of California (RB) Series I
4.000%, 05/15/33	1,255	1,257,201
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,014,609
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	143,941
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/25	500	506,763
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	234,988
4.000%, 08/01/34	1,260	1,262,927
Western Placer Unified School District (RN)
5.000%, 06/30/25	1,070	1,084,624
TOTAL MUNICIPAL BONDS (Cost $309,463,651)		309,148,730
COMMERCIAL PAPER — (1.0%)
California Statewide Communities Development Authority
2.980%, 02/05/25	3,000	2,999,156

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $141,432)	141,418	141,432
TOTAL INVESTMENTS — (100.0%)
(Cost $312,605,083)		$312,289,318

30

DFA California Municipal Real Return Portfolio
CONTINUED
As of October 31, 2024, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	$355,063	$355,063
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	241,387	241,387
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	207,254	207,254
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	202,893	202,893
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	153,695	153,695
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	703,354	703,354
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	342,200	342,200
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	398,212	398,212
Bank of America Corp.	2.532%	Fixed	CPI	Maturity	USD	6,000,000	04/03/25	—	—	1,905	1,905
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	891,686	891,686
Bank of America Corp.	2.404%	Fixed	CPI	Maturity	USD	22,000,000	02/27/25	—	—	80,061	80,061
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	566,866	566,866
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	598,458	598,458
Bank of America Corp.	2.261%	Fixed	CPI	Maturity	USD	6,000,000	11/13/24	—	—	13,994	13,994
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	5,000,000	11/24/24	—	—	11,118	11,118
Bank of America Corp.	2.143%	Fixed	CPI	Maturity	USD	6,000,000	09/18/26	—	—	29,493	29,493
Bank of America Corp.	2.100%	Fixed	CPI	Maturity	USD	8,000,000	02/09/25	—	—	48,433	48,433
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,101,841	1,101,841
Bank of America Corp.	2.030%	Fixed	CPI	Maturity	USD	15,000,000	01/16/25	—	—	91,418	91,418
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	520,915	520,915
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	126,659	126,659
Citibank, N.A.	2.520%	Fixed	CPI	Maturity	USD	12,000,000	03/13/25	—	—	20,051	20,051
Citibank, N.A.	2.428%	Fixed	CPI	Maturity	USD	9,000,000	02/16/25	—	—	27,413	27,413
Citibank, N.A.	2.198%	Fixed	CPI	Maturity	USD	7,000,000	12/21/24	—	—	24,171	24,171
Citibank, N.A.	2.179%	Fixed	CPI	Maturity	USD	19,000,000	12/18/24	—	—	64,885	64,885
Citibank, N.A.	2.163%	Fixed	CPI	Maturity	USD	10,000,000	02/01/25	—	—	51,766	51,766
Citibank, N.A.	1.990%	Fixed	CPI	Maturity	USD	9,000,000	07/22/25	—	—	5,413	5,413
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	768,591	768,591
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	536,126	536,126
Morgan Stanley and Co. International	2.232%	Fixed	CPI	Maturity	USD	9,000,000	09/04/27	—	—	55,644	55,644
Morgan Stanley and Co. International	2.201%	Fixed	CPI	Maturity	USD	11,000,000	09/25/26	—	—	42,256	42,256
Morgan Stanley and Co. International	2.173%	Fixed	CPI	Maturity	USD	11,000,000	01/24/25	—	—	54,092	54,092
Morgan Stanley and Co. International	1.927%	Fixed	CPI	Maturity	USD	12,000,000	07/30/25	—	—	17,247	17,247
Total Appreciation										$8,354,560	$8,354,560

31

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.559%	Fixed	CPI	Maturity	USD	12,000,000	05/13/25	—	—	$(37,482)	$(37,482)
Bank of America Corp.	2.488%	Fixed	CPI	Maturity	USD	5,000,000	05/16/25	—	—	(13,141)	(13,141)
Bank of America Corp.	2.450%	Fixed	CPI	Maturity	USD	11,000,000	06/05/25	—	—	(37,565)	(37,565)
Morgan Stanley and Co. International	2.316%	Fixed	CPI	Maturity	USD	13,000,000	10/22/25	—	—	(1,864)	(1,864)
Total (Depreciation)										$(90,052)	$(90,052)
Total Appreciation (Depreciation)										$8,264,508	$8,264,508
*
As of October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $6,455,777 in connection with open inflation swap contracts.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$309,148,730	—	$309,148,730
Commercial Paper	—	2,999,156	—	2,999,156
Investment Companies	$141,432	—	—	141,432
Total Investments in Securities	$141,432	$312,147,886	—	$312,289,318
Financial Instruments
Assets
Swap Agreements**	—	8,354,560	—	8,354,560
Liabilities
Swap Agreements**	—	(90,052)	—	(90,052)
Total Financial Instruments	—	$8,264,508	—	$8,264,508
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
32

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.4%)
ALABAMA — (0.8%)
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,525	$1,599,056
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,002,603
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,545	1,617,155
TOTAL ALABAMA		4,218,814
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	334,773
ARIZONA — (0.3%)
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	166,774
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	505	510,968
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	454,011
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	393,314
TOTAL ARIZONA		1,525,067
	Face Amount	Value†
	(000)
CALIFORNIA — (2.1%)
State of California (GO)
3.500%, 08/01/27	5,000	$5,096,353
5.000%, 08/01/27	270	286,516
5.000%, 10/01/27	2,000	2,130,141
5.000%, 04/01/29	1,000	1,093,435
4.000%, 09/01/35	1,820	1,832,100
4.000%, 10/01/36	1,000	1,025,527
TOTAL CALIFORNIA		11,464,072
COLORADO — (1.1%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,000,488
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	226,173
Colorado Health Facilities Authority (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,857,015
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	550,682
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	209,059
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	326,893
5.000%, 12/01/36	1,090	1,169,203
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	716,737
TOTAL COLORADO		6,056,250

33

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series B
5.000%, 06/01/27	525	$554,458
District of Columbia (GO) Series D
5.000%, 06/01/25	365	368,899
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	770	779,260
TOTAL DISTRICT OF COLUMBIA		1,702,617
FLORIDA — (6.4%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	523,993
5.000%, 07/01/28	435	469,619
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	100	112,287
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	129,130
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,095	1,148,931
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,026,516
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,697,470
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	662,954
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	11,170,097
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,315	3,374,334
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	$1,014,797
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	68,918
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	140,342
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	4,363,177
5.000%, 10/01/36	290	328,026
Orlando Utilities Commission (RB) Series B
5.000%, 10/01/38	1,000	1,128,954
School District of Broward County (GO)
5.000%, 07/01/25	3,855	3,900,793
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	1,324,627
State of Florida (GO) Series B
5.000%, 06/01/29	2,513	2,757,427
TOTAL FLORIDA		35,342,392
GEORGIA — (1.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,015	1,036,418
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,261,073
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,530	1,542,056
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,096,667
State of Georgia (GO) Series A-1
5.000%, 02/01/25	1,060	1,064,542
TOTAL GEORGIA		7,000,756

34

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (2.0%)
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	1,115	$1,128,547
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,129,364
County of Maui (GO)
5.000%, 03/01/26	200	205,499
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,274,162
State of Hawaii (GO) Series FE
5.000%, 10/01/25	1,010	1,028,374
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,050,587
TOTAL HAWAII		10,816,533
ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,040,054
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	606,535
TOTAL ILLINOIS		2,646,589
IOWA — (0.7%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	494,610
City of Des Moines (GO) Series A
4.000%, 06/01/39	2,610	2,652,902
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	154,644
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	624,044
TOTAL IOWA		3,926,200
	Face Amount	Value†
	(000)
KANSAS — (0.8%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	$1,158,393
City of Merriam (GO)
5.000%, 10/01/25	800	813,591
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,435,086
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	234,016
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,035	1,074,728
TOTAL KANSAS		4,715,814
KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,304,816
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	247,184
State of Maine (GO) Series B
4.000%, 06/01/26	515	523,482
TOTAL MAINE		770,666
MARYLAND — (6.4%)
City of Baltimore (GO) Series A
5.000%, 10/15/25	1,530	1,559,042
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,085	2,219,873
County of Anne Arundel (GO)
5.000%, 10/01/25	650	661,161
5.000%, 10/01/27	1,005	1,070,562
County of Baltimore (GO)
5.000%, 03/01/26	3,000	3,082,053
5.000%, 03/01/28	1,335	1,433,806
County of Charles (GO)
5.000%, 10/01/38	620	702,268
County of Harford (GO) Series A
5.000%, 10/01/29	1,920	2,118,834

35

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	$1,111,883
County of Howard (GO) Series A
5.000%, 08/15/29	840	924,973
5.000%, 08/15/36	1,525	1,737,048
County of Prince George's (GO) Series A
5.000%, 07/15/29	3,660	4,024,524
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	925,168
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,715	1,835,658
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	700	742,738
State of Maryland (GO) Series A
5.000%, 08/01/27	1,700	1,803,792
5.000%, 06/01/37	4,490	5,027,278
State of Maryland (GO) Series B
5.000%, 08/01/27	1,205	1,278,570
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,196,769
TOTAL MARYLAND		35,456,000
MASSACHUSETTS — (2.0%)
City of Beverly (GO)
5.000%, 03/15/25	500	503,414
City of Quincy (GO)
5.000%, 01/15/25	405	406,378
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	1,000	1,098,031
City of Worcester (GO)
5.000%, 02/15/29	1,225	1,342,758
Commonwealth of Massachusetts (GO) Series A
5.000%, 09/01/28	2,040	2,211,312
5.000%, 05/01/38	220	246,784
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series B
5.000%, 05/01/39	500	$563,615
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/38	2,000	2,271,599
5.000%, 08/01/40	2,000	2,226,424
Town of Norwood (GO)
5.000%, 03/15/29	340	374,162
TOTAL MASSACHUSETTS		11,244,477
MICHIGAN — (0.4%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	564,525
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,645,637
TOTAL MICHIGAN		2,210,162
MINNESOTA — (3.2%)
City of St. Paul (GO) Series A
5.000%, 03/01/25	2,020	2,031,464
5.000%, 09/01/29	1,040	1,142,508
County of Hennepin (GO) Series A
5.000%, 12/01/26	2,670	2,792,658
County of Ramsey (GO) Series A
5.000%, 02/01/25	1,150	1,154,834
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/27	4,735	4,958,826
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,080,468
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,821,278

36

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,500	$1,654,986
TOTAL MINNESOTA		17,637,022
MISSOURI — (1.8%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,734,674
County of St. Louis (GO)
5.000%, 02/01/25	1,270	1,275,307
Metropolitan St. Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,553,516
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	2,135	2,184,007
5.000%, 02/01/26	2,915	2,986,889
TOTAL MISSOURI		9,734,393
NEBRASKA — (2.3%)
City of Omaha (GO)
5.000%, 04/15/28	270	289,592
County of Sarpy (GO)
5.000%, 06/01/25	1,925	1,945,564
5.000%, 06/01/26	1,115	1,152,201
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,427,934
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,209,533
Omaha Public Power District (RB) Series C
5.000%, 02/01/39	1,500	1,506,194
Omaha School District (GO)
5.000%, 12/15/25	2,500	2,552,093
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	606,315
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	$1,235,340
TOTAL NEBRASKA		12,924,766
NEVADA — (1.1%)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,055,453
State of Nevada (GO) Series C
5.000%, 11/01/24	485	485,000
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,234,815
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,277,269
TOTAL NEVADA		6,052,537
NEW HAMPSHIRE — (0.3%)
State of New Hampshire (GO) Series A
5.000%, 03/01/29	1,500	1,640,536
NEW JERSEY — (0.6%)
City of Hoboken (GO)
3.000%, 02/01/25	975	972,772
Princeton (GO)
2.000%, 12/15/25	1,815	1,775,040
Township of Montville (GO)
3.000%, 10/01/25	500	497,983
TOTAL NEW JERSEY		3,245,795
NEW MEXICO — (1.4%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,122,996
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,267,362
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	206,853

37

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,095	$4,332,918
TOTAL NEW MEXICO		7,930,129
NEW YORK — (4.9%)
City of New York (GO) Series 1
4.050%, 03/01/40	1,410	1,410,000
City of New York (GO) Series A
5.000%, 08/01/25	1,700	1,723,151
City of New York (GO) Series F-1
5.000%, 08/01/36	1,145	1,281,483
Empire State Development Corp. (RB) Series A
5.000%, 03/15/25	500	503,404
Empire State Development Corp. (RB) Series E
4.000%, 03/15/34	500	512,741
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,515,904
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/25)	350	351,798
5.000%, 02/15/25	150	150,771
5.000%, 03/15/33	2,175	2,330,301
4.000%, 03/15/37	1,435	1,464,300
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	1,445,043
4.000%, 02/15/39	4,230	4,271,311
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,466,673
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	333,319
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/38	4,000	4,530,548
TOTAL NEW YORK		27,290,747
	Face Amount	Value†
	(000)
NORTH CAROLINA — (2.0%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,030	$2,231,026
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,039,344
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	113,568
County of Durham (GO)
5.000%, 06/01/37	210	237,642
County of Mecklenburg (GO) Series A
5.000%, 12/01/24	825	826,057
County of Wake (GO)
5.000%, 04/01/25	3,015	3,037,077
State of North Carolina (GO)
5.000%, 06/01/25	2,045	2,066,754
State of North Carolina (GO) Series A
5.000%, 06/01/25	655	661,968
State of North Carolina (GO) Series B
5.000%, 06/01/25	1,000	1,010,637
TOTAL NORTH CAROLINA		11,224,073
OHIO — (1.6%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	2,221,213
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,145	1,145,669
State of Ohio (GO) Series A
5.000%, 03/01/28	570	611,522
5.000%, 06/15/30	1,460	1,624,214
5.000%, 03/01/43	1,000	1,105,819
State of Ohio (GO) Series C
5.000%, 08/01/28	2,015	2,178,325
TOTAL OHIO		8,886,762

38

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	$1,258,048
City of Tulsa (GO)
5.000%, 03/01/26	2,750	2,824,122
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,947,139
TOTAL OKLAHOMA		6,029,309
OREGON — (2.7%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/39	250	268,411
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/38	265	301,175
City of Salem (GO)
5.000%, 06/01/25	1,280	1,293,309
5.000%, 06/01/26	1,220	1,259,954
County of Multnomah (GO) Series A
5.000%, 06/15/29	265	290,700
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	936,468
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	4,400,721
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,011,369
State of Oregon (GO) Series A
5.000%, 05/01/26	1,020	1,052,019
State of Oregon (GO) Series C
5.000%, 05/01/25	700	706,317
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,185	$1,185,669
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	152,344
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,200,774
TOTAL OREGON		15,059,230
PENNSYLVANIA — (1.0%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,914,403
County of Montgomery (GO) Series A
5.000%, 01/01/26	2,745	2,810,789
Pennsylvania State University (RB) Series E
5.000%, 03/01/25	155	155,832
Township of Lower Merion (GO)
5.000%, 05/01/29	605	664,434
TOTAL PENNSYLVANIA		5,545,458
RHODE ISLAND — (0.4%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,251,088
SOUTH CAROLINA — (3.1%)
Beaufort County School District (GO) Series A
5.000%, 03/01/26	2,280	2,340,851
Beaufort County School District (GO) Series D
5.000%, 03/01/25	995	1,000,214

39

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Clemson University (RB) Series B
5.000%, 05/01/25	750	$756,570
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	3,010	3,028,693
County of Richland (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	538,323
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,709,554
3.000%, 04/01/26	1,500	1,493,364
Richland County School District No. 2 (GO)
5.000%, 03/01/28	3,020	3,243,306
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	899,155
5.000%, 03/01/38	1,000	1,105,377
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,097,992
TOTAL SOUTH CAROLINA		17,213,399
TENNESSEE — (5.2%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/25	1,775	1,797,026
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	895,629
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,275,637
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,029,871
City of Memphis (GO) Series A
5.000%, 04/01/25	2,585	2,602,854
County of Knox (GO)
4.000%, 06/01/38	1,000	1,019,802
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Knox (GO) Series C
5.000%, 06/01/25	1,000	$1,010,625
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,424,265
4.000%, 04/01/39	1,000	1,009,141
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,548,867
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,960,483
County of Williamson (GO) Series A
5.000%, 04/01/28	1,365	1,466,863
County of Williamson (GO) Series B
5.000%, 05/01/28	2,700	2,906,013
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,052,201
Metropolitan Government of Nashville & Davidson County (GO)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	1,245	1,287,070
4.000%, 07/01/37	2,000	2,003,432
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	340	359,255
TOTAL TENNESSEE		28,649,034
TEXAS — (22.7%)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,506,710
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	240,866
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	212,749
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	556,507

40

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	$3,098,769
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,009,237
Cedar Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,120,401
5.000%, 02/15/39	1,450	1,613,949
City of Amarillo (GO)
2.000%, 02/15/25	725	719,896
4.000%, 02/15/26	1,685	1,708,443
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,123,021
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,058,568
City of Austin (GO)
5.000%, 09/01/26	1,500	1,559,181
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/26)	10	10,342
5.000%, 09/01/27	2,255	2,391,205
5.000%, 09/01/38	210	234,257
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	547,176
City of Bedford (GO)
5.000%, 02/01/38	1,180	1,304,782
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,441,035
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,918,749
City of Celina (GO)
4.125%, 09/01/25	1,415	1,426,529
4.125%, 09/01/26	2,520	2,572,125
City of Dallas (GO) Series A
4.000%, 02/15/37	2,115	2,126,706
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	834,239
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	$2,698,732
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/25	500	508,953
City of Denton (GO)
5.000%, 02/15/35	1,420	1,594,158
5.000%, 02/15/39	2,000	2,225,802
City of Fort Worth (GO)
5.000%, 03/01/28	2,070	2,122,810
5.000%, 03/01/37	1,000	1,099,147
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	4,380	4,402,138
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,554,459
5.000%, 02/15/28	3,495	3,738,858
City of Houston (GO) Series A
5.000%, 03/01/26	1,020	1,046,695
City of Irving (GO)
5.000%, 09/15/25	1,795	1,823,948
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,670,150
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	773,825
City of Midland (GO)
5.000%, 03/01/28	1,200	1,282,397
City of Pearland (GO)
5.000%, 03/01/25	565	567,774
City of Pflugerville (GO)
5.000%, 08/01/37	350	384,758
City of Plano (GO)
5.000%, 09/01/38	1,000	1,121,060
City of Richardson (GO)
5.000%, 02/15/39	750	829,667
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,026,543
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,600	1,713,066
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	553,197

41

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	$1,024,360
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,036,214
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	1,370	1,514,049
County of Bexar (GO)
4.000%, 06/15/26	650	662,191
5.000%, 06/15/26	1,625	1,681,063
County of Collin (GO)
5.000%, 02/15/38	335	371,099
County of Collin (GO)
5.000%, 02/15/25	1,010	1,014,664
County of Harris (GO)
5.000%, 10/01/26	475	494,223
County of Harris (GO) Series A
5.000%, 09/15/38	1,400	1,573,731
County of Williamson (GO)
4.000%, 02/15/26	4,010	4,065,790
5.000%, 02/15/39	500	558,127
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	85	85,397
Dallas College (GO)
5.000%, 02/15/28	930	990,664
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	915	1,021,076
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,526,815
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	470	482,439
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	768,422
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	183,125
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	$1,005,190
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,077,891
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,721,260
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	785	817,515
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	848,120
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	676,171
5.000%, 08/15/29	1,140	1,203,424
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,233,032
5.000%, 02/15/30	855	939,475
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	888,879
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,109,205
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/39	1,255	1,386,627

42

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	$445,377
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/38	500	566,309
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	839,893
5.000%, 08/15/30	2,850	2,941,084
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,633,299
State of Texas (GO) Series A
5.000%, 04/01/25	2,230	2,246,071
5.000%, 10/01/25	2,485	2,528,849
State of Texas (GO) Series B
5.000%, 08/01/25	350	354,894
State of Texas (GO) Series C
5.000%, 08/01/25	675	684,438
5.000%, 08/01/26	1,420	1,472,556
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	5,971,872
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,000	1,122,177
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	332,898
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	330	355,704
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	250	277,849
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	105,152
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	$839,518
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,216,984
TOTAL TEXAS		124,968,741
UTAH — (1.8%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,633,462
County of Salt Lake (GO) Series B
5.000%, 12/15/24	1,600	1,603,098
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,010,746
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	136,394
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,022,491
Timpanogos Special Service District (RB)
5.000%, 06/01/39	750	844,047
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,844,369
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	815	823,782
TOTAL UTAH		9,918,389
VIRGINIA — (3.6%)
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,093,428
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,543,405

43

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	$1,134,769
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,444,880
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,803,204
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	786,802
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,025	3,211,070
County of Henrico (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,566,924
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	511,736
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,328,387
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,216,386
TOTAL VIRGINIA		19,640,991
WASHINGTON — (8.4%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,090	1,113,129
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	175	177,242
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	288,033
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,263,351
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,270	$2,321,815
County of King (GO)
5.000%, 12/01/35	4,000	4,572,338
County of King (GO) Series A
4.000%, 01/01/26	725	734,047
County of King (GO) Series B
5.000%, 12/01/37	1,000	1,135,431
County of King (GO) Series E
5.000%, 12/01/25	480	490,547
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,485	2,460,101
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,321,462
5.000%, 07/01/28	1,595	1,648,747
County of Spokane (GO)
5.000%, 12/01/28	1,365	1,481,285
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,500	3,944,818
5.000%, 07/01/37	165	184,850
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	555	624,111
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/39	500	558,338
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,021,219
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	317,757
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,039,748

44

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,410	$1,424,855
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,000	1,130,954
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,101,743
State of Washington (GO) Series C
5.000%, 02/01/25	1,000	1,003,957
5.000%, 02/01/34	2,470	2,516,436
5.000%, 02/01/37	2,155	2,385,348
State of Washington (GO) Series D
5.000%, 02/01/28	1,065	1,117,217
4.000%, 06/01/37	1,115	1,136,709
State of Washington (GO) Series R-2023A
5.000%, 08/01/30	5,055	5,604,274
TOTAL WASHINGTON		46,119,862
WEST VIRGINIA — (0.4%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,000	2,130,368
WISCONSIN — (3.9%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,320	2,558,986
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	203,161
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,252,083
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	$1,289,566
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	3,309,409
State of Wisconsin (GO) Series A
5.000%, 05/01/36	2,500	2,640,461
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	1,417,735
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	629,822
State of Wisconsin (GO) Series A
5.000%, 05/01/25	970	978,369
State of Wisconsin (GO) Series B
5.000%, 05/01/25	2,045	2,062,644
5.000%, 05/01/27	1,330	1,402,518
5.000%, 05/01/37	2,370	2,634,476
TOTAL WISCONSIN		21,379,230
TOTAL MUNICIPAL BONDS (Cost $561,322,028)		548,207,857

	Shares
INVESTMENT COMPANIES — (0.6%)
BlackRock Liquidity Funds MuniCash (Cost $3,402,183)	3,401,853	3,402,193
TOTAL INVESTMENTS — (100.0%)
(Cost $564,724,211)		$551,610,050

45

DFA Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$548,207,857	—	$548,207,857
Investment Companies	$3,402,193	—	—	3,402,193
Total Investments in Securities	$3,402,193	$548,207,857	—	$551,610,050
See accompanying Notes to Financial Statements.
46

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.6%)
ALABAMA — (0.2%)
City of Madison (GO) Series A
¤ 5.000%, 04/01/37 (Pre-refunded @ $100, 4/1/25)	1,590	$1,601,326
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/25	245	246,235
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	1,000	1,000,000
TOTAL ALABAMA		2,847,561
ALASKA — (0.1%)
State of Alaska (GO) Series A
5.000%, 08/01/25	760	770,627
ARIZONA — (0.7%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/28	1,720	1,739,006
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	4,325	4,329,888
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	506,340
County of Pima Sewer System Revenue (RB)
5.000%, 07/01/25	625	632,180
Maricopa County School District No. 3 Tempe Elementary (GO) Series A
5.000%, 07/01/25	290	293,188
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,195	1,209,757
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/25	1,640	$1,660,470
TOTAL ARIZONA		10,370,829
ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,605	1,605,000
CALIFORNIA — (6.6%)
City of Los Angeles (RN)
5.000%, 06/26/25	22,465	22,744,116
County of Los Angeles (RN)
5.000%, 06/30/25	25,875	26,198,608
County of Riverside (RN)
5.000%, 06/30/25	12,760	12,918,729
County of Riverside (RN) Series A
3.000%, 10/17/25	1,250	1,247,946
County of Santa Cruz (RN)
5.000%, 07/01/25	6,000	6,082,231
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	5,015	5,083,736
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,828,590
5.000%, 06/15/31	1,335	1,350,996
San Francisco Unified School District (GO) Series C
5.000%, 06/15/25	565	571,809
San Mateo County Transit District (RB) Series A
4.000%, 06/01/32	1,000	1,002,315
State of California (GO)
4.000%, 08/01/25	1,000	1,007,392
5.000%, 09/01/25	1,470	1,494,458
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 12/4/24)	310	310,496
5.000%, 10/01/25	1,625	1,627,247

47

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 12/4/24)	3,285	$3,290,253
5.000%, 10/01/28	20	20,040
5.000%, 03/01/30	1,850	1,859,558
5.000%, 08/01/30	4,175	4,190,635
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,184,746
TOTAL CALIFORNIA		98,013,901
COLORADO — (1.4%)
Adams & Weld Counties School District No. 27J Brighton (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	6,000	6,112,497
Board of Governors of Colorado State University System (RB) Series C
¤ 4.000%, 03/01/38 (Pre-refunded @ $100, 3/1/25)	615	616,396
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	910	920,196
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/25	8,205	8,300,757
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.250%, 12/15/24	4,740	4,749,541
Regional Transportation District (COP)
5.000%, 06/01/29	360	363,390
TOTAL COLORADO		21,062,777
CONNECTICUT — (2.6%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	635	655,503
City of New Haven (GO) Series B
5.000%, 08/01/26	100	102,285
City of New London (GO)
4.500%, 03/13/25	8,400	8,431,608
	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Torrington (GO)
4.000%, 03/13/25	4,320	$4,329,717
State of Connecticut (GO) Series A
4.000%, 01/15/25	10,925	10,936,517
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 09/01/32	3,450	3,452,620
Town of Greenwich (GO)
4.000%, 02/06/25	5,740	5,753,301
Town of Madison (GO)
4.000%, 12/19/24	5,100	5,104,564
TOTAL CONNECTICUT		38,766,115
DELAWARE — (0.0%)
Delaware River & Bay Authority (RB) Series B
5.000%, 01/01/25	745	746,751
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,015	1,025,843
FLORIDA — (4.8%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	375	379,480
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/25	700	710,938
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	255	259,471
5.000%, 10/01/26	205	213,488
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,490	1,515,873
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	5,130	5,205,910
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	55,854
5.000%, 10/01/26	170	176,135
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/25	500	502,840

48

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	3,925	$3,940,623
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,041,017
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	990	1,006,098
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,250	1,251,254
Pinellas County School Board (RN)
5.000%, 06/30/25	2,250	2,273,880
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	370	379,441
School Board of Miami-Dade County (RN)
4.500%, 01/07/25	4,000	4,007,656
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,003,197
School District of Broward County (RN)
4.000%, 01/29/25	20,050	20,077,230
School District of Broward County (COP) Series B
5.000%, 07/01/25	770	778,739
State of Florida (GO) Series A
5.000%, 06/01/25	14,485	14,642,446
State of Florida (GO) Series B
5.000%, 06/01/25	5,420	5,478,913
State of Florida (GO) Series E
5.000%, 06/01/25	2,870	2,901,196
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/25	2,018	$2,041,734
TOTAL FLORIDA		70,843,413
GEORGIA — (0.4%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,556,840
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	2,500	2,500,000
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/25	60	60,374
Private Colleges & Universities Authority (RB)
5.000%, 10/01/25	285	289,063
State of Georgia (GO) Series H
4.000%, 12/01/24	1,320	1,320,746
TOTAL GEORGIA		6,727,023
HAWAII — (1.2%)
City & County Honolulu Wastewater System Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/25)	10,205	10,321,641
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	85	87,983
City & County of Honolulu (GO) Series B
5.000%, 07/01/25	105	106,290
5.000%, 07/01/26	100	103,509
City & County of Honolulu (GO) Series D
5.000%, 08/01/25	2,000	2,027,797
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,040	5,124,775
TOTAL HAWAII		17,771,995

49

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (2.4%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/34	1,545	$1,548,631
Chicago Park District (GO) Series C
5.000%, 01/01/26	990	1,008,793
City of Chicago (RB)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	1,330	1,333,013
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,655	1,662,774
Coles Christian Clark etc. Counties Community College District No. 517 Lake Land (GO) Series A
5.000%, 12/01/25	4,820	4,906,712
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	207,785
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	2,849,476
County of Cook (GO) Series A
5.000%, 11/15/26	1,830	1,899,525
County of Cook (GO) Series B
4.000%, 11/15/24	4,225	4,225,366
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/24	1,075	1,075,563
Kane Cook & DuPage Counties School District No. U-46 Elgin (GO)
5.000%, 01/01/25	545	546,132
Kendall Kane & Will Counties Community Unit School District No. 308 (GO) (AGM) Series A
5.000%, 02/01/25	1,050	1,053,753
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/24	1,765	$1,766,692
State of Illinois (GO) Series A
5.000%, 12/01/24	5,555	5,560,341
5.000%, 11/01/25	3,935	3,993,875
Village of Romeoville (GO)
5.000%, 12/30/24	1,885	1,888,687
TOTAL ILLINOIS		35,527,118
INDIANA — (0.2%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	3,365	3,397,047
Noblesville High School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/25	180	180,482
TOTAL INDIANA		3,577,529
IOWA — (0.4%)
City of Cedar Rapids (GO) Series A
5.000%, 06/01/25	3,065	3,097,920
City of Des Moines (GO) Series A
5.000%, 06/01/25	1,850	1,867,226
City of Sioux City (GO) Series A
3.000%, 06/01/25	650	647,574
College Community School District (GO) Series C
3.000%, 06/01/25	405	403,664
TOTAL IOWA		6,016,384
KANSAS — (0.3%)
Wyandotte County-Kansas City Unified Government (GO) Series I
4.000%, 04/01/25	4,000	4,001,343
KENTUCKY — (1.0%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	385	394,824

50

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	780	$804,485
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/24	260	260,000
5.000%, 10/01/25	2,500	2,544,797
Kentucky State Property & Building Commission (RB) Series B
5.000%, 11/01/24	5,000	5,000,000
5.000%, 08/01/25	995	1,009,135
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,360	1,366,405
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/25	1,680	1,696,623
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	2,280	2,328,357
TOTAL KENTUCKY		15,404,626
LOUISIANA — (1.6%)
Ascension Parish School Board (GO)
5.000%, 03/01/25	200	201,062
5.000%, 03/01/26	75	76,912
City of New Orleans (GO) Series A
5.000%, 12/01/24	5,500	5,505,039
East Ouachita Parish School District (GO)
4.000%, 03/01/25	200	200,280
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/25	500	502,487
State of Louisiana (GO) Series B
5.000%, 08/01/25	10,015	10,150,555
	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
State of Louisiana (GO) Series E
5.000%, 06/01/25	6,960	$7,030,808
TOTAL LOUISIANA		23,667,143
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	475	479,234
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/25	435	438,813
TOTAL MAINE		918,047
MARYLAND — (1.6%)
County of Anne Arundel (GO)
5.000%, 04/01/25	6,920	6,970,671
County of Baltimore (GO)
5.000%, 07/01/25	830	840,300
5.000%, 07/01/26	1,235	1,278,730
5.000%, 08/01/26	3,790	3,844,570
County of Charles (GO)
5.000%, 10/01/25	610	620,640
County of Montgomery (GO) Series A
¤ 4.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	2,295	2,295,000
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,185	1,200,931
State of Maryland (GO) Series A
5.000%, 08/01/25	4,245	4,306,574
State of Maryland (GO) Series B
5.000%, 08/01/25	2,555	2,592,060
TOTAL MARYLAND		23,949,476
MASSACHUSETTS — (5.7%)
Bristol-Plymouth Regional Vocational Technical School District (GO) (ST AID WITHHLDG)
4.000%, 02/28/25	10,040	10,062,410
City of Framingham (GO)
4.000%, 12/19/24	5,020	5,024,024
City of Quincy (GO)
5.000%, 07/25/25	9,885	10,023,864

51

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Somerville (GO)
4.500%, 05/30/25	8,145	$8,215,247
Commonwealth of Massachusetts (GO) Series B
5.000%, 11/01/24	5,335	5,335,000
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/25	500	505,232
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) Series B
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/25)	4,000	4,045,719
Massachusetts Development Finance Agency (RB) Series A
5.000%, 10/15/25	2,255	2,298,851
Massachusetts State College Building Authority (RB) Series A
¤ 5.000%, 05/01/49 (Pre-refunded @ $100, 5/1/25)	4,750	4,791,688
Town of Belmont (GO)
4.500%, 11/14/24	8,285	8,287,718
Town of Hingham (GO)
4.000%, 02/14/25	14,155	14,179,848
Town of Lynnfield (GO)
4.000%, 02/06/25	5,595	5,604,341
Town of Randolph (GO)
5.000%, 03/27/25	2,000	2,012,826
Town of Watertown (GO)
5.000%, 06/15/25	500	506,363
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	3,395	3,395,000
TOTAL MASSACHUSETTS		84,288,131
MICHIGAN — (0.8%)
Central Michigan University (RB) Series A
5.000%, 10/01/25	800	813,219
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Grand Rapids Public Schools (GO) (AGM)
5.000%, 05/01/25	1,935	$1,950,330
Great Lakes Water Authority Water Supply System Revenue (RB) Series A
5.000%, 07/01/25	150	151,762
Great Lakes Water Authority Water Supply System Revenue (RB) Series C
5.000%, 07/01/25	4,510	4,562,976
Michigan Finance Authority (RB)
¤ 5.000%, 11/15/45 (Pre-refunded @ $100, 5/15/25)	1,610	1,623,045
Michigan State University (RB) Series A
5.000%, 08/15/25	1,455	1,476,074
Oakland University (RB) Series A
5.000%, 03/01/25	155	155,755
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/25	535	536,423
TOTAL MICHIGAN		11,269,584
MINNESOTA — (3.1%)
City of Blaine (GO) Series A
5.000%, 02/01/25	430	431,894
City of Lakeville (GO) Series C
5.000%, 02/01/25	1,420	1,425,719
City of Minneapolis (GO)
5.000%, 12/01/25	5,035	5,141,247
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/24	1,050	1,050,379
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	250	250,000
County of Hennepin (GO) Series B
5.000%, 12/01/25	3,235	3,307,094

52

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,825	$1,864,492
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,001,171
Minneapolis Special School District No. 1 (COP) (SD CRED PROG) Series C
5.000%, 02/01/25	3,990	4,006,070
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/25	260	260,667
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	340,079
5.000%, 10/01/26	385	397,433
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,483
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	1,660	1,702,175
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	150,179
State of Minnesota (GO) Series A
5.000%, 08/01/25	10,000	10,142,810
State of Minnesota (GO) Series B
5.000%, 08/01/25	12,660	12,849,012
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	1,035	1,058,966
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,105	1,109,172
TOTAL MINNESOTA		46,634,042
	Face Amount^	Value†
	(000)
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series F
¤ 4.000%, 11/01/34 (Pre-refunded @ $100, 11/1/25)	1,275	$1,287,195
MISSOURI — (0.7%)
Curators of the University of Missouri (RB)
5.000%, 11/01/25	8,000	8,152,099
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,285	1,296,189
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,470	1,487,497
TOTAL MISSOURI		10,935,785
NEBRASKA — (0.4%)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,155	1,156,519
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	277,964
5.000%, 07/15/26	645	663,776
Omaha Public Power District (RB) Series B
5.000%, 02/01/25	2,100	2,108,616
Public Power Generation Agency (RB) Series A
5.000%, 01/01/28	475	476,036
5.000%, 01/01/29	925	927,018
TOTAL NEBRASKA		5,609,929
NEVADA — (0.9%)
Clark County School District (GO) Series A
5.000%, 06/15/25	4,435	4,478,023
5.000%, 06/15/26	1,150	1,185,606
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	1,990	2,005,631
County of Clark (GO)
5.000%, 12/01/25	1,840	1,879,043

53

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
State of Nevada (GO) Series A
5.000%, 05/01/25	1,345	$1,357,182
State of Nevada Highway Improvement Revenue (RB) Series A
5.000%, 12/01/25	3,140	3,209,037
TOTAL NEVADA		14,114,522
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
5.000%, 10/01/25	3,005	3,058,785
NEW JERSEY — (8.2%)
City of Hoboken (GO) Series A
4.000%, 03/12/25	10,295	10,328,587
City of Jersey City (GO) Series D
4.500%, 10/22/25	4,500	4,554,228
City of Plainfield (GO)
4.000%, 08/07/25	6,000	6,040,870
City of Ventnor City (GO)
4.500%, 07/01/25	3,075	3,100,593
County of Essex (GO)
4.250%, 07/10/25	7,635	7,690,239
County of Hudson (GO)
4.000%, 02/28/25	14,185	14,213,798
County of Mercer (GO)
4.000%, 02/01/25	665	666,277
County of Monmouth (GO)
5.000%, 06/03/25	2,880	2,911,476
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	265,486
Essex County Improvement Authority (RN)
5.000%, 06/18/25	935	945,533
New Jersey Economic Development Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	640	647,675
New Jersey Economic Development Authority (RB) Series XX
¤ 5.250%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,380	1,396,550
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	355	$358,932
5.000%, 07/01/26	670	691,497
New Jersey Turnpike Authority (RB) Series E
5.000%, 01/01/33	3,010	3,016,312
State of New Jersey (GO) Series A
5.000%, 06/01/25	9,230	9,323,367
Township of Edison (GO)
4.500%, 11/07/24	10,000	10,001,670
Township of Hamilton/Mercer County (GO) Series A
5.000%, 05/14/25	15,080	15,203,872
Township of Livingston (GO)
5.000%, 12/10/24	5,925	5,934,936
Township of Lyndhurst (GO)
4.250%, 01/30/25	3,000	3,005,888
Township of Parsippany-Troy Hills (GO)
4.000%, 10/29/25	10,000	10,079,437
Township of South Brunswick (GO) Series A
4.000%, 10/21/25	2,500	2,518,713
Township of Union/Union County (GO)
4.500%, 01/21/25	5,430	5,440,834
Township of West Orange (GO) Series A
5.000%, 11/07/24	4,140	4,140,599
TOTAL NEW JERSEY		122,477,369
NEW MEXICO — (0.2%)
Albuquerque Bernalillo County Water Utility Authority (RB)
5.000%, 07/01/25	1,515	1,532,905
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,006,892
TOTAL NEW MEXICO		2,539,797

54

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (11.7%)
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	5,000	$5,026,844
City of New York (GO) Series A
5.000%, 08/01/25	2,075	2,088,223
City of New York (GO) Series A-4
4.000%, 09/01/49	2,340	2,340,000
City of New York (GO) Series C
5.000%, 08/01/25	5,000	5,068,089
5.000%, 08/01/26	1,320	1,367,733
5.000%, 08/01/29	710	712,792
City of New York (GO) Series D
4.000%, 12/01/47	19,270	19,270,000
City of New York (GO) Series E
5.000%, 08/01/25	3,305	3,350,007
City of Rochester (GO) Series III
5.000%, 07/31/25	15,000	15,193,170
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	7,000	7,054,118
Empire State Development Corp. (RB) Series A
5.000%, 03/15/25	1,850	1,861,561
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	2,000	2,008,524
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	2,300	2,317,499
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/28	6,375	6,474,176
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/25	305	311,434
5.000%, 11/15/26	245	255,785
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	780	805,285
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York Convention Center Development Corp. (RB)
5.000%, 11/15/24	2,085	$2,085,821
5.000%, 11/15/25	2,000	2,030,491
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/25	345	347,349
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,845	1,868,657
New York State Dormitory Authority (RB) Series E
4.000%, 02/15/34	3,625	3,627,724
Newburgh Enlarged City School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/25	3,000	3,016,783
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	5,705	5,747,539
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	2,350	2,369,063
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	780	788,395
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	3,000	3,021,847
Tonawanda City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	7,000	7,051,515
Town of Amherst (GO)
4.000%, 10/30/25	5,590	5,637,300
Town of East Hampton (GO) Series A
4.000%, 08/15/25	5,000	5,034,447
Town of Monroe (GO)
4.000%, 08/01/25	3,000	3,020,561
Town of North Hempstead (GO) Series A
4.000%, 03/21/25	16,000	16,043,301
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	14,300	14,419,764

55

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of Oyster Bay (GO)
4.000%, 03/07/25	6,585	$6,602,441
Town of Webster (GO) Series A
4.000%, 08/26/25	1,100	1,106,690
Triborough Bridge & Tunnel Authority (RB) Series 2005-B-4C
3.900%, 01/01/31	1,785	1,785,000
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/25	725	740,002
5.000%, 11/15/26	785	820,563
Village of Garden City (GO)
4.000%, 02/14/25	10,000	10,020,767
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	1,150	1,157,021
TOTAL NEW YORK		173,848,281
NORTH CAROLINA — (1.1%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/25	500	506,404
County of Gaston (GO)
4.000%, 05/01/25	15,565	15,584,159
North Carolina Capital Facilities Finance Agency (RB) Series B
¤ 5.000%, 10/01/55 (Pre-refunded @ $100, 10/1/25)	550	559,104
TOTAL NORTH CAROLINA		16,649,667
OHIO — (1.4%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	430	430,194
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	935	939,017
5.000%, 02/15/26	475	485,685
City of Cincinnati (GO) Series A
5.000%, 12/01/24	1,620	1,621,938
	Face Amount^	Value†
	(000)
OHIO — (Continued)
5.000%, 12/01/25	3,220	$3,285,525
City of Cleveland (GO) Series A
5.000%, 12/01/25	3,100	3,167,083
City of Columbus (GO) Series A
5.000%, 08/15/25	1,740	1,766,172
Cleveland Department of Public Utilities Division of Public Power (RB) (AGM) Series A
5.000%, 11/15/24	1,100	1,100,577
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,015	1,016,234
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,875	1,877,279
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,000,584
Ohio State University (RB) Series A
5.000%, 12/01/25	1,050	1,073,274
5.000%, 12/01/26	465	486,084
Perrysburg Exempted Village School District (GO)
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/24)	1,090	1,091,278
University of Cincinnati (RB) Series C
5.000%, 06/01/25	1,750	1,766,655
TOTAL OHIO		21,107,579
OKLAHOMA — (0.2%)
City of Tulsa (GO)
5.000%, 03/01/25	1,495	1,503,384
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,602,857
TOTAL OKLAHOMA		3,106,241

56

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OREGON — (1.6%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/01/28	1,490	$1,505,757
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	1,000	1,011,333
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	1,000	1,011,333
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	425	429,648
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,410	1,425,595
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/30	1,085	1,096,017
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	448,957
State of Oregon (GO) Series J
3.900%, 06/01/39	600	600,000
State of Oregon Department of Transportation (RB)
5.000%, 05/15/25	1,725	1,741,534
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	4,940	4,942,908
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	4,690	4,692,647
¤ 4.000%, 11/15/32 (Pre-refunded @ $100, 11/15/24)	4,000	4,000,871
	Face Amount^	Value†
	(000)
OREGON — (Continued)
Union County School District No. 1 La Grande (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,280	$1,294,189
TOTAL OREGON		24,200,789
PENNSYLVANIA — (2.5%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,365	1,410,250
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	350	353,131
City of Philadelphia (GO) Series A
5.000%, 05/01/25	470	473,980
5.000%, 08/01/25	9,770	9,900,622
City of Philadelphia (GO) Series B
5.000%, 02/01/26	845	865,315
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,625	4,736,249
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,351,588
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/46 (Pre-refunded @ $100, 1/15/25)	1,560	1,564,839
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/36 (Pre-refunded @ $100, 1/15/25)	1,520	1,524,715
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/27	5,200	5,204,641
5.000%, 02/01/29	1,000	1,000,818
5.000%, 02/01/33	60	60,026

57

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Turnpike Commission (RB) Series A
5.000%, 12/01/24	545	$545,625
Pennsylvania Turnpike Commission (RB) Series C
5.000%, 12/01/25	1,000	1,019,729
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	6,365	6,368,340
TOTAL PENNSYLVANIA		37,379,868
RHODE ISLAND — (0.4%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	6,000	6,061,283
SOUTH CAROLINA — (3.2%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/25	9,000	9,058,170
Beaufort County School District (GO) (ST AID WITHHLDG)
5.000%, 03/28/25	10,090	10,160,487
Beaufort County School District (GO) (ST AID WITHHLDG) Series B
5.000%, 02/28/25	10,025	10,076,193
County of Dorchester (GO)
5.000%, 05/01/25	3,735	3,763,560
Horry County School District (GO)
5.000%, 03/01/25	3,665	3,686,780
Orangeburg County School District (GO)
5.000%, 08/13/25	2,110	2,136,976
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	1,012,028
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	225	225,460
Richland County School District No. 2 (GO)
5.000%, 03/01/25	1,945	1,955,518
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	1,590	$1,591,185
5.000%, 12/01/26	4,325	4,326,914
TOTAL SOUTH CAROLINA		47,993,271
TENNESSEE — (2.4%)
City of Memphis (GO) Series A
5.000%, 10/01/25	865	879,695
County of Hamilton (GO) Series A
5.000%, 08/01/25	6,970	7,070,465
County of Hamilton (GO) Series B
5.000%, 05/01/25	4,040	4,079,829
County of Rutherford (GO)
5.000%, 04/01/25	1,575	1,586,533
County of Shelby (GO)
5.000%, 04/01/25	1,075	1,082,916
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	189,952
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/25	1,525	1,529,145
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	3,935	3,984,671
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	8,050	8,125,288
State of Tennessee (GO) Series A
5.000%, 11/01/24	1,000	1,000,000
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,420	1,420,000

58

DFA Short-Term Municipal Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
TENNESSEE — (Continued)
¤	5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,030	$1,030,000
¤	5.000%, 11/01/34 (Pre-refunded @ $100, 11/1/24)	1,325	1,325,000
¤	5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/24)	1,620	1,620,000
¤	5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,195	1,195,000
TOTAL TENNESSEE			36,118,494
TEXAS — (15.0%)
Alvin Independent School District (GO) (PSF-GTD)
	5.000%, 02/15/25	1,430	1,436,397
Board of Regents of the University of Texas System (RB) Series A
	5.000%, 08/15/25	3,260	3,306,706
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
	5.000%, 08/15/25	1,580	1,602,042
Central Texas Regional Mobility Authority (RB) Series A
¤	5.000%, 01/01/35 (Pre-refunded @ $100, 7/1/25)	1,045	1,056,598
Central Texas Regional Mobility Authority (RB) Series A
¤	5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	970	980,766
¤	5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	4,695	4,747,108
¤	5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,940	1,961,531
Central Texas Regional Mobility Authority (RB) Series D
	5.000%, 01/01/25	185	185,391
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Allen (GO)
5.000%, 08/15/25	950	$962,510
City of Austin (GO)
5.000%, 09/01/25	1,040	1,056,756
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	270	272,816
5.000%, 07/01/26	860	885,215
City of Cedar Park (GO)
5.000%, 02/15/25	1,265	1,269,676
City of College Station (GO)
5.000%, 02/15/25	1,215	1,220,435
City of Conroe (GO) Series C
5.000%, 11/15/25	1,100	1,120,480
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,223,443
City of Denton (GO)
5.000%, 02/15/25	7,280	7,316,160
City of DeSoto (GO)
5.000%, 02/15/25	1,700	1,708,147
City of El Paso (GO)
5.000%, 08/15/25	485	492,108
City of Frisco (GO)
5.000%, 02/15/25	970	974,592
5.000%, 02/15/26	1,420	1,455,766
City of Frisco (GO) Series A
5.000%, 02/15/25	780	783,580
City of Garland (GO)
5.000%, 02/15/25	910	914,335
City of Houston (GO) Series A
5.000%, 03/01/25	7,495	7,538,059
City of Laredo Waterworks & Sewer System Revenue (RB) Series A
5.000%, 03/01/25	1,265	1,272,606
City of Lubbock (GO)
5.000%, 02/15/25	5,520	5,547,418
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/25	520	523,653
City of McKinney (GO)
5.000%, 08/15/25	3,120	3,164,260
5.000%, 08/15/26	1,225	1,269,774
City of Plano (GO)
5.000%, 09/01/25	2,160	2,192,475

59

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Port Arthur (GO) (BAM)
5.000%, 02/15/25	1,970	$1,979,212
City of San Antonio (GO)
5.000%, 02/01/25	6,165	6,189,223
5.000%, 02/01/26	1,340	1,371,566
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/25	275	276,094
City of Temple (GO) Series A
5.000%, 08/01/25	285	288,812
5.000%, 08/01/26	100	103,473
City of Temple (GO) Series B
5.000%, 08/01/25	175	177,341
5.000%, 08/01/26	200	206,946
City of Waco (GO) Series A
5.000%, 02/01/25	645	647,567
Clear Lake City Water Authority (GO)
5.000%, 03/01/25	200	201,049
5.000%, 03/01/26	250	255,488
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/25	440	445,794
Comal Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,008,946
County of Collin (GO)
5.000%, 02/15/25	1,300	1,306,004
County of Harris (GO)
5.000%, 09/15/26	1,000	1,040,097
County of Harris (GO) Series A
5.000%, 09/15/25	470	477,254
5.000%, 10/01/25	4,105	4,172,158
5.000%, 09/15/26	750	780,072
County of Midland (GO)
5.000%, 02/15/26	2,295	2,351,044
County of San Patricio (GO)
5.000%, 04/01/25	200	201,249
County of Tarrant (GO)
5.000%, 07/15/25	540	546,810
County of Williamson (GO)
5.000%, 02/15/25	1,880	1,888,137
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	190	$190,889
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,730	2,742,767
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,805	1,842,161
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,490	1,492,000
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,595	2,648,425
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	360	367,690
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,000,000
5.000%, 11/01/25	1,995	2,033,721
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	3,090	3,090,000
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,170	1,175,607
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/25)	2,165	2,174,488
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	8,820	8,953,419
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 2/15/25)	1,480	1,486,701
Dickinson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	535	537,626

60

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	2,220	$2,230,051
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,506,710
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	330	330,390
5.000%, 05/15/27	800	836,701
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,160	1,165,357
Humble Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/29	2,500	2,503,424
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	175	177,237
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	10,035	10,081,344
Katy Independent School District (GO) (PSF-GTD) Series B
4.000%, 02/15/33	1,790	1,791,699
Keller Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 2/15/25)	1,250	1,256,204
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	325	326,662
5.000%, 02/15/26	335	343,866
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	3,000	3,043,969
Lower Colorado River Authority (RB)
5.000%, 05/15/25	275	277,413
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 05/15/26	1,855	$1,912,101
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	4,590	4,611,315
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	3,865	3,882,626
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	10,000	10,046,474
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,135	2,163,559
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	888,750
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	2,135	2,144,250
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/25	1,985	2,007,253
5.000%, 06/01/26	1,085	1,120,192
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,355	7,363,008
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	300	303,542
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/25	2,020	2,043,178
5.000%, 07/01/29	4,500	4,646,026

61

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	6,860	$6,894,672
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	660	662,818
Reagan County Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,250	1,255,591
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,605	4,624,529
State of Texas (GO)
5.000%, 10/01/25	1,690	1,693,590
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	415	426,881
Tarrant Regional Water District Water Supply System Revenue (RB)
5.000%, 03/01/25	415	417,315
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	3,360	3,383,656
Texas Department of Transportation State Highway Fund (RB) Series A
5.000%, 10/01/25	1,060	1,078,318
Texas Transportation Commission (GO)
5.000%, 04/01/25	3,850	3,877,906
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/25	555	557,199
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	1,685	1,692,640
5.000%, 02/01/26	215	220,225
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	253,488
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/26	100	$103,620
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	825	828,523
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	691,113
6.500%, 08/15/26	280	296,595
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/25	165	167,444
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	4,740	4,807,089
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,345	2,378,190
TOTAL TEXAS		223,405,336
UTAH — (0.4%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/25	2,200	2,213,880
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	1,340	1,345,603
Ogden City School District Municipal Building Authority (RB) (BAM)
5.000%, 01/15/25	525	526,678
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	915	924,860
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	1,595	1,612,188
TOTAL UTAH		6,623,209
VIRGINIA — (1.0%)
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,495	7,643,528

62

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,215	$2,267,059
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,165	2,183,938
5.000%, 10/01/25	2,065	2,101,584
TOTAL VIRGINIA		14,196,109
WASHINGTON — (8.3%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	6,020	6,133,457
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	11,730	11,836,420
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	7,380	7,519,089
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	2,130	2,157,292
City of Seattle (GO)
4.000%, 12/01/32	1,360	1,364,916
City of Seattle (GO) Series B
5.000%, 12/01/24	1,125	1,126,385
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	775	775,882
County of King (GO)
5.000%, 12/01/24	2,705	2,708,583
5.000%, 12/01/25	2,640	2,698,007
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,002,519
County of King (GO) Series A
5.000%, 12/01/25	2,560	2,616,249
County of King (GO) Series B
5.000%, 12/01/24	3,705	3,709,908
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 12/01/25	4,995	$5,104,751
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 1/1/25)	1,105	1,107,784
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,550	1,553,905
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	255	261,085
Energy Northwest (RB)
5.000%, 07/01/26	525	531,141
Energy Northwest (RB) Series B
5.000%, 07/01/25	1,070	1,083,649
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/25	1,235	1,238,860
5.000%, 01/01/26	380	389,155
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/24	3,340	3,343,942
5.000%, 12/01/25	1,470	1,500,876
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	1,045	1,063,810
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,000	10,011,802
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	400	400,469
3.500%, 12/01/25	750	752,026
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/24	1,170	1,171,629
5.000%, 12/01/25	870	888,460

63

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	2,755	$2,758,465
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	6,000	6,007,546
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	2,250	2,297,532
¤ 5.000%, 12/01/36 (Pre-refunded @ $100, 12/1/24)	1,645	1,647,069
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	975	994,850
State of Washington (GO) Series A
5.000%, 08/01/25	5,515	5,590,057
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	5,480	5,495,022
State of Washington (GO) Series B
5.000%, 07/01/26	2,845	2,853,914
5.000%, 07/01/29	600	613,186
State of Washington (GO) Series R
5.000%, 07/01/29	2,495	2,501,671
State of Washington (GO) Series R-2015-C
5.000%, 07/01/27	2,850	2,858,149
State of Washington (GO) Series R-2015D
5.000%, 07/01/32	6,055	6,069,348
State of Washington (GO) Series R-2022C
5.000%, 07/01/25	4,180	4,229,715
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	5,305	5,377,199
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	170	174,900
TOTAL WASHINGTON		123,520,674
	Face Amount^	Value†
	(000)
WISCONSIN — (3.3%)
City of Kenosha (GO)
4.000%, 09/01/25	725	$729,865
City of Madison (GO) Series B
5.000%, 10/01/25	3,545	3,601,357
5.000%, 10/01/26	6,875	7,155,724
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,100	3,115,881
5.000%, 04/01/27	1,060	1,099,141
City of Milwaukee (GO) (BAM) Series N5
5.000%, 12/01/25	1,985	2,018,799
County of Dane (GO) Series A
4.000%, 06/01/25	4,540	4,559,342
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,391,569
5.000%, 07/01/26	1,295	1,333,139
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	2,140	2,140,000
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	2,595	2,617,389
State of Wisconsin (GO) Series A
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	2,035	2,052,860
¤ 5.000%, 05/01/32 (Pre-refunded @ $100, 5/1/25)	1,030	1,039,040
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	16,085	16,282,706
TOTAL WISCONSIN		49,136,812
TOTAL MUNICIPAL BONDS (Cost $1,470,706,945)		1,469,176,253
COMMERCIAL PAPER — (1.4%)
California Statewide Communities Development Authority
2.950%, 01/14/25	5,500	5,499,871

64

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

2.980%, 02/05/25	15,000	$14,995,778
TOTAL COMMERCIAL PAPER (Cost $20,500,000)		20,495,649
TOTAL INVESTMENTS — (100.0%)
(Cost $1,491,206,945)		$1,489,671,902
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,469,176,253	—	$1,469,176,253
Commercial Paper	—	20,495,649	—	20,495,649
Total Investments in Securities	—	$1,489,671,902	—	$1,489,671,902
See accompanying Notes to Financial Statements.
65

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.4%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$636,749
5.000%, 03/01/30	810	883,355
4.000%, 03/01/33	1,250	1,296,099
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	701,832
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,278,319
TOTAL ALABAMA		4,796,354
ALASKA — (0.0%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	318,831
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/27	210	213,188
TOTAL ALASKA		532,019
ARIZONA — (1.2%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	2,019,238
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	266,534
5.000%, 07/01/29	500	540,902
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,450	2,561,161
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	3,215,819
	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 12/01/36	7,965	$8,038,159
TOTAL ARIZONA		16,641,813
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	2,282,952
County of Pulaski (RB)
5.000%, 03/01/37	520	572,102
TOTAL ARKANSAS		2,855,054
CALIFORNIA — (3.2%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,463,233
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,334,698
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	1,008,231
San Francisco Community College District (GO)
5.000%, 06/15/31	1,000	1,011,982
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	820,749
State of California (GO)
5.000%, 08/01/25	765	776,280
5.000%, 08/01/26	2,250	2,337,276
3.500%, 08/01/27	800	815,416
5.000%, 11/01/27	5,610	5,986,054
5.000%, 04/01/29	2,000	2,186,870
5.000%, 08/01/30	2,300	2,377,759
5.000%, 10/01/31	1,885	2,134,797
4.000%, 08/01/35	625	629,013
5.000%, 08/01/35	3,000	3,027,363
4.000%, 09/01/35	4,495	4,524,883
5.000%, 10/01/35	1,785	1,828,760
4.000%, 10/01/36	2,410	2,471,521
5.000%, 10/01/41	1,235	1,348,802

66

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	$5,014,610
TOTAL CALIFORNIA		44,098,297
COLORADO — (1.7%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	815	851,635
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	4,290	4,332,135
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,186,067
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	452,345
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,082,806
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,110,964
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	31,784
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	339,305
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,293,538
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	871,123
TOTAL COLORADO		23,551,702
	Face Amount^	Value†
	(000)
CONNECTICUT — (0.9%)
City of Bristol (GO)
5.000%, 03/15/29	830	$908,355
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,049,364
5.000%, 08/01/29	1,000	1,060,370
City of Waterbury (GO)
5.000%, 08/01/29	625	685,893
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,293,397
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	740,445
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	993,068
TOTAL CONNECTICUT		12,730,892
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	45,523
DISTRICT OF COLUMBIA — (1.0%)
District of Columbia (GO) Series A
5.000%, 06/01/25	1,500	1,516,024
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	2,525	2,611,992
5.000%, 07/01/27	8,345	8,795,822
TOTAL DISTRICT OF COLUMBIA		12,923,838
FLORIDA — (5.3%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,696,550
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	605,065
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,147,954
4.000%, 07/01/35	1,750	1,796,530
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,514,848

67

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	1,100	$1,119,408
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	825	913,032
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	269,490
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	314,404
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	644,273
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,253,873
4.000%, 09/01/38	5,000	5,034,326
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,059,354
County of Miami-Dade (GO) Series A
5.000%, 07/01/25	2,295	2,321,958
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,547,804
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	264,705
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,611,397
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,012,225
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,439,393
5.000%, 11/15/29	1,060	1,150,062
5.000%, 11/15/30	1,220	1,334,284
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	$1,952,608
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	513,125
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,192,843
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	665	724,847
Orlando Utilities Commission (RB) Series 2018-A
5.000%, 10/01/38	3,000	3,125,953
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	497,694
5.000%, 10/01/43	335	365,994
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	108,055
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/36	1,985	2,170,946
5.000%, 08/01/37	3,000	3,266,295
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,060,062
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,097,758
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	168,660
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	722,768
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	1,073,264
5.000%, 07/01/35	6,010	6,659,091

68

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series A
5.000%, 06/01/25	2,500	$2,529,061
5.000%, 06/01/27	6,580	6,963,079
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,195,804
TOTAL FLORIDA		72,438,842
GEORGIA — (1.9%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,042,203
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	761,513
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,015,759
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	269,302
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	138,132
5.000%, 10/01/29	265	285,194
5.000%, 10/01/30	285	308,491
State of Georgia (GO) Series A
5.000%, 07/01/27	6,090	6,453,507
State of Georgia (GO) Series C
4.000%, 07/01/29	1,140	1,202,627
State of Georgia (GO) Series C-1
5.000%, 07/01/26	9,210	9,544,085
State of Georgia (GO) Series E
5.000%, 12/01/26	3,080	3,222,980
TOTAL GEORGIA		26,243,793
HAWAII — (1.3%)
City & County of Honolulu (GO) Series A
5.000%, 10/01/37	770	778,837
City & County of Honolulu (GO) Series B
5.000%, 10/01/25	1,925	1,958,769
	Face Amount^	Value†
	(000)
HAWAII — (Continued)
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	845	$855,267
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,556,377
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	1,669,835
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,540,896
TOTAL HAWAII		17,359,981
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	307,539
ILLINOIS — (3.2%)
Chicago O'Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	4,993,829
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/33	860	862,021
Chicago O'Hare International Airport (RB) Series D
5.250%, 01/01/36	170	175,691
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	76,700
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,299,492
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,095,315
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,002,087
5.000%, 12/01/25	1,180	1,203,632

69

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Cook County School District No. 78 Rosemont (GO) (AGM)
5.000%, 12/01/34	1,000	$1,076,234
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,097,212
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	285	311,297
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,480	3,773,082
5.000%, 08/15/34	2,390	2,592,139
5.000%, 08/15/35	2,220	2,392,232
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,474,714
4.000%, 02/15/33	2,805	2,835,157
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	936,327
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,479,636
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,342,013
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,949,090
University of Illinois (RB) Series A
5.000%, 04/01/30	640	706,333
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/26	425	433,024
5.000%, 01/01/27	630	652,852
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	560,384
TOTAL ILLINOIS		43,320,493
	Face Amount^	Value†
	(000)
INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	$1,713,441
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	395,679
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,464,607
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,398,682
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	522,325
TOTAL INDIANA		9,494,734
IOWA — (0.4%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/29	1,470	1,528,536
4.000%, 06/01/30	1,090	1,135,494
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,069,286
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,078,715
TOTAL IOWA		5,812,031
KANSAS — (0.7%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,449,905
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,195,001
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	1,999,113
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	3,311,498

70

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
KANSAS — (Continued)
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	$1,614,800
TOTAL KANSAS		9,570,317
KENTUCKY — (1.5%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	382,534
5.000%, 04/01/36	1,520	1,654,611
5.000%, 04/01/37	1,600	1,736,976
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,084,211
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	625	654,498
5.000%, 08/01/31	920	928,690
5.000%, 04/01/33	3,500	3,616,913
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	697,376
5.000%, 06/01/30	560	615,516
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	156,467
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,948,703
5.000%, 05/15/43	3,935	4,287,546
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,042,617
TOTAL KENTUCKY		20,806,658
LOUISIANA — (0.7%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	270,709
5.000%, 03/01/29	380	412,072
	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans (GO)
5.000%, 12/01/30	1,015	$1,053,049
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,137,581
5.000%, 12/01/33	1,195	1,305,579
5.000%, 12/01/34	2,370	2,579,252
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,103,164
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	365,644
4.000%, 03/01/30	400	414,975
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	439,357
TOTAL LOUISIANA		10,081,382
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	528,632
5.000%, 07/01/29	480	513,899
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,112,731
TOTAL MAINE		3,155,262
MARYLAND — (6.0%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	3,994,885
5.000%, 10/01/43	2,280	2,512,291
County of Baltimore (GO)
3.000%, 11/01/24	1,000	1,000,000
5.000%, 03/01/27	4,145	4,359,274
5.000%, 11/01/27	2,215	2,363,854
5.000%, 03/01/28	4,000	4,296,048
County of Frederick (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/27)	725	764,441
5.000%, 08/01/27	4,000	4,245,311
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,421,859

71

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	$2,726,703
County of Montgomery (GO) Series C
5.000%, 10/01/27	6,570	6,996,693
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,722,915
County of Prince George's (GO) Series A
4.000%, 07/01/26	2,000	2,039,145
3.000%, 09/15/27	10,950	10,916,158
5.000%, 08/01/43	2,965	3,307,113
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	6,135	6,509,569
5.000%, 08/01/28	2,040	2,205,748
State of Maryland (GO) Series A
5.000%, 03/15/26	2,500	2,570,767
5.000%, 08/01/27	5,170	5,485,651
5.000%, 06/01/37	3,000	3,358,983
TOTAL MARYLAND		80,797,408
MASSACHUSETTS — (3.1%)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	903,870
City of Framingham (GO)
5.000%, 06/15/25	1,565	1,583,463
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	314,089
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	2,950	3,187,990
4.000%, 02/01/39	1,000	1,018,236
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,058,732
5.000%, 08/01/40	12,000	13,358,546
5.000%, 08/01/41	5,000	5,537,168
Commonwealth of Massachusetts (GO) Series D
5.000%, 08/01/44	4,000	4,391,638
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	4,010	$4,279,351
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	182,400
5.000%, 07/01/37	2,680	2,877,642
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,778,473
TOTAL MASSACHUSETTS		42,471,598
MICHIGAN — (0.9%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,158,227
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,687,498
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,118,233
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,000	2,075,406
Oakland University (RB) Series A
5.000%, 03/01/29	695	748,377
5.000%, 03/01/30	805	878,011
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	291,551
5.000%, 05/01/30	225	245,910
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,432,094
TOTAL MICHIGAN		11,635,307
MINNESOTA — (1.4%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,199,216
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,641,056

72

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	$719,146
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	684,885
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,161,388
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,364,707
5.000%, 08/01/28	2,305	2,494,669
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	354,543
TOTAL MINNESOTA		19,619,610
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,410	10,010,541
MISSOURI — (1.0%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,249,435
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,205,366
5.000%, 02/01/37	400	447,983
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,000	1,088,034
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	922,863
City of Wentzville (COP)
5.000%, 11/01/32	600	620,393
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,450	1,562,426
	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	850	$869,511
5.000%, 02/01/26	1,150	1,178,361
University City School District (GO)
5.250%, 02/15/44	340	364,700
TOTAL MISSOURI		13,509,072
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	403,593
NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,437,075
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,393,623
5.000%, 12/01/42	3,635	3,970,719
Omaha Public Power District (RB) Series C
5.000%, 02/01/39	4,990	5,010,604
5.000%, 02/01/43	1,000	1,002,644
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	655,286
Public Power Generation Agency (RB) Series A
5.000%, 01/01/29	45	45,098
TOTAL NEBRASKA		17,515,049
NEVADA — (1.9%)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	1,000	1,074,495
County of Clark (GO) Series A
5.000%, 07/01/25	2,700	2,732,089
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	501,301

73

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEVADA — (Continued)
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	$2,127,456
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	1,900	2,041,507
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	785,247
5.000%, 07/01/28	2,720	2,919,530
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,965	2,114,159
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,663,543
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,468,756
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	1,315,155
TOTAL NEVADA		25,743,238
NEW HAMPSHIRE — (0.2%)
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,644,790
State of New Hampshire (GO) Series C
5.000%, 12/01/24	450	450,589
TOTAL NEW HAMPSHIRE		2,095,379
NEW JERSEY — (1.9%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,931,149
3.000%, 02/01/27	3,035	3,027,961
3.000%, 02/01/28	4,560	4,543,856
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,041,187
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	809,719
5.000%, 06/15/35	3,300	3,632,478
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series E
5.000%, 01/01/33	2,645	$2,650,546
Princeton (GO)
2.000%, 12/15/24	1,790	1,784,437
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,095,831
5.000%, 06/01/29	500	545,656
4.000%, 06/01/31	2,455	2,591,546
Township of Montville (GO)
3.000%, 10/01/25	505	502,963
TOTAL NEW JERSEY		25,157,329
NEW MEXICO — (0.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	539,484
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,034,265
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,116,200
TOTAL NEW MEXICO		3,689,949
NEW YORK — (6.1%)
City of New York (GO) Series A
5.000%, 08/01/26	2,015	2,087,865
5.000%, 08/01/33	1,635	1,635,796
City of New York (GO) Series C
5.000%, 08/01/31	5,445	5,464,358
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,590,404
City of New York (GO) Series F-1
5.000%, 06/01/34	2,130	2,146,364
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	502,592
Empire State Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,463,419
5.000%, 03/15/27	5,880	6,182,754

74

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Empire State Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	$6,024,658
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,981,574
Metropolitan Transportation Authority (RB) Series A-1
5.000%, 11/15/36	2,595	2,609,504
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/27	200	213,305
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,821,613
5.000%, 03/01/30	1,275	1,391,912
New York State Dormitory Authority (RB) Series 2015B-C
5.000%, 03/15/41	4,500	4,539,089
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,050	1,132,311
5.000%, 03/15/36	2,930	3,008,428
5.000%, 03/15/38	625	694,017
5.000%, 03/15/42	1,300	1,333,449
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/41	2,995	3,003,960
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/35	1,115	1,119,240
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	5,460	5,793,081
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,336,968
5.000%, 03/15/29	1,010	1,104,268
4.000%, 02/15/35	1,000	998,260
5.000%, 03/15/35	1,000	1,011,604
5.000%, 03/15/36	6,455	6,527,128
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,267,081
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	$610,144
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	181,145
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	553,853
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,405,857
TOTAL NEW YORK		82,736,001
NORTH CAROLINA — (1.9%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,763,299
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/43	200	222,707
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,629,828
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,719,995
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	170,351
County of Wake (GO)
5.000%, 04/01/25	2,000	2,014,645
County of Wake (GO) Series A
5.000%, 03/01/28	2,020	2,170,032
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,489,747
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,628,986
State of North Carolina (RB)
5.000%, 03/01/25	1,000	1,005,716

75

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
5.000%, 03/01/33	50	$53,513
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,190	5,602,376
TOTAL NORTH CAROLINA		25,471,195
OHIO — (3.4%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	272,945
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	250,229
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,003,576
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,415,785
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	1,327,703
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,124,100
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,468,441
4.000%, 08/01/39	1,400	1,408,756
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	3,060,355
State of Ohio (GO) Series A
5.000%, 09/01/25	1,000	1,016,039
5.000%, 02/01/36	2,310	2,353,925
State of Ohio (GO) Series B
5.000%, 09/01/27	780	828,794
5.000%, 09/15/27	1,865	1,983,363
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,636,542
State of Ohio (GO) Series U
5.000%, 05/01/28	4,480	4,821,341
	Face Amount^	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	$3,421,234
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,001,463
TOTAL OHIO		46,394,591
OKLAHOMA — (0.9%)
City of Tulsa (GO)
5.000%, 03/01/26	4,000	4,107,814
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,657,160
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,636,892
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,434,718
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	755,698
TOTAL OKLAHOMA		11,592,282
OREGON — (2.5%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	655,883
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,614,072
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,574,384
City of Salem (GO)
5.000%, 06/01/25	530	535,511

76

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	4,445	$4,490,407
County of Washington (GO)
5.000%, 03/01/25	1,000	1,005,411
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	4,991,803
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,325,844
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	1,055	1,150,024
State of Oregon (GO) Series F
5.000%, 05/01/34	1,510	1,547,572
State of Oregon (GO) Series G
5.000%, 12/01/24	2,290	2,292,977
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	150,085
5.000%, 11/15/41	1,515	1,669,237
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,688,489
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,641,166
TOTAL OREGON		33,332,865
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (1.4%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	$1,562,594
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	586,425
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	232,382
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,338,377
County of Lebanon (GO) (AGM)
4.000%, 10/15/27	150	154,934
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	938,792
County of Montgomery (GO) Series A
5.000%, 01/01/25	2,390	2,395,729
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	716,403
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	425,533
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,319,880
Pennsylvania State University (RB) Series E
5.000%, 03/01/25	540	542,900
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,606,748
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,805,905
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	343,754
TOTAL PENNSYLVANIA		18,970,356

77

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
RHODE ISLAND — (0.4%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	$970,767
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	267,572
5.000%, 12/01/42	890	987,497
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,468,890
TOTAL RHODE ISLAND		5,694,726
SOUTH CAROLINA — (2.3%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/25	2,140	2,154,425
County of Charleston (GO) Series A
5.000%, 11/01/29	8,145	9,004,351
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,046,676
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	996,825
Dorchester County School District No. 2 (GO) Series B
5.000%, 03/01/25	1,430	1,438,163
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	2,765	2,869,347
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,011,565
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,198,874
5.000%, 03/01/38	4,000	4,421,510
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,863,332
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	$1,642,508
TOTAL SOUTH CAROLINA		30,647,576
TENNESSEE — (4.0%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,559,525
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	1,920,505
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,626,072
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,088,005
County of Knox (GO)
5.000%, 06/01/29	1,750	1,914,601
County of Williamson (GO)
5.000%, 04/01/39	2,670	2,994,645
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	6,014,201
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	4,041,274
4.000%, 07/01/28	10,150	10,579,034
4.000%, 07/01/37	2,000	2,003,432
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,018,167
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	8,104,470
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,014,430

78

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	$3,056,540
TOTAL TENNESSEE		53,934,901
TEXAS — (17.1%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,772,075
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,451,464
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	599,365
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	250	253,381
5.000%, 08/01/27	2,300	2,431,020
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,770,290
Barbers Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	645	708,414
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	15,643,324
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,156,688
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	5,039,185
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,596,779
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,003,339
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	$2,455,916
City of Amarillo (GO)
2.000%, 02/15/25	5,015	4,979,693
4.000%, 02/15/25	1,620	1,623,348
City of Arlington (GO) Series A
5.000%, 08/15/37	1,995	2,240,427
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,218,644
City of Austin (GO)
5.000%, 09/01/38	790	881,253
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	974,468
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	895	982,454
5.000%, 11/15/41	1,715	1,861,034
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	590	641,022
5.000%, 07/01/30	1,040	1,143,530
City of Cedar Park (GO)
5.000%, 02/15/29	590	639,310
City of Celina (GO)
5.000%, 09/01/31	405	451,406
5.000%, 09/01/32	465	523,589
City of College Station (GO)
5.000%, 02/15/29	330	357,303
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	625,277
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,121,644
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/25	1,000	1,017,907
City of Denton (GO)
4.000%, 02/15/25	3,790	3,798,051
5.000%, 02/15/29	2,150	2,334,209

79

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	$1,643,139
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,648,721
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,026,719
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	9,470	9,517,863
City of Garland (GO)
5.000%, 02/15/25	2,030	2,039,670
City of Houston (GO) Series A
5.000%, 03/01/25	500	502,872
5.000%, 03/01/44	5,700	6,153,981
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	479,552
City of Irving (GO)
5.000%, 09/15/28	1,875	2,026,643
City of Laredo Waterworks & Sewer System Revenue (RB) Series A
5.000%, 03/01/42	300	321,626
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,382,065
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	570,735
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,297,718
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,089,181
City of Pearland (GO)
5.000%, 03/01/25	3,885	3,904,074
City of Pflugerville (GO)
5.000%, 08/01/37	425	467,207
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,797,152
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,260	2,325,159
4.000%, 02/01/36	2,435	2,439,452
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	324,799
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	$2,184,919
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	380,163
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	739,617
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,318,658
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	2,000	2,210,290
County of Bexar (RB)
5.000%, 08/15/27	680	716,673
County of Collin (GO)
5.000%, 02/15/38	415	459,720
County of Harris (GO) Series A
5.000%, 09/15/27	1,000	1,062,989
5.000%, 10/01/29	1,990	2,192,030
County of San Patricio (GO)
5.000%, 04/01/29	150	162,361
County of Travis (GO)
4.000%, 03/01/42	2,260	2,224,068
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	925	1,005,503
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	820,611
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	741,049
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	250	277,368
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/36	1,425	1,444,600

80

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	$470,893
Greater Texoma Utility Authority (RB) (BAM) Series R
5.000%, 10/01/42	2,590	2,799,807
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,449,393
5.000%, 10/01/33	895	1,011,184
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,071,048
5.000%, 10/01/31	1,290	1,308,817
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,587,337
3.000%, 10/01/40	2,120	1,840,589
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,105,868
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,180,437
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,655,403
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	658,866
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,004,618
5.000%, 02/15/37	250	274,830
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/33	1,045	1,045,992
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	521,898
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	$480,551
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	515,772
5.000%, 05/15/32	1,475	1,624,854
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,140	1,216,534
5.000%, 05/15/41	1,600	1,700,176
5.000%, 05/15/43	910	973,398
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	541,328
5.000%, 05/15/30	400	437,774
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	355	378,756
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	480,259
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,100	2,261,255
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	3,500	3,576,622
5.000%, 01/01/27	1,910	1,996,053
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,880	1,907,259
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,750	1,925,914
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,244,869
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,692,828

81

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	1,000	$1,086,225
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,500,167
5.000%, 08/15/30	1,000	1,107,609
4.000%, 08/15/43	875	864,309
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,523,873
State of Texas (GO) Series A
5.000%, 10/01/28	1,180	1,198,038
State of Texas (GO) Series A
5.000%, 04/01/25	1,000	1,007,207
State of Texas (GO) Series B
5.000%, 08/01/39	1,900	1,915,463
5.000%, 08/01/41	1,200	1,208,615
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,223,189
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	210	227,199
5.000%, 07/01/30	455	497,791
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	500	543,165
5.000%, 02/01/30	1,000	1,102,547
Texas Department of Transportation State Highway Fund (RB)
5.250%, 04/01/26	300	309,547
5.000%, 10/01/26	4,385	4,562,566
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	892,019
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,514,579
5.000%, 08/01/29	250	274,161
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	$639,124
5.000%, 02/01/29	500	540,850
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	216,796
5.000%, 08/01/32	485	544,635
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	835,884
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	495,716
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	592,302
5.000%, 02/15/31	875	967,701
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,059,746
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	5,948,011
TOTAL TEXAS		231,534,972
UTAH — (1.4%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,781,436
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,135	2,365,027
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,180,806
State of Utah (GO)
5.000%, 07/01/26	4,450	4,607,732
5.000%, 07/01/27	6,215	6,586,891
TOTAL UTAH		18,521,892

82

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
VIRGINIA — (3.7%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	$102,879
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,404,134
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,039,499
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/28	2,425	2,623,547
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	310,082
5.000%, 09/01/37	550	617,959
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,149,316
5.000%, 11/01/42	2,040	2,253,534
City of Richmond (GO) Series B
5.000%, 07/15/25	3,000	3,040,553
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,441,012
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	500	505,203
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,877,004
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	2,997,443
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,065,140
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,783,338
5.000%, 08/01/28	2,945	3,187,217
County of Henrico Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,375,151
	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	$2,493,233
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	511,736
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,791,684
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	445,189
5.000%, 01/01/29	530	564,854
TOTAL VIRGINIA		50,579,707
WASHINGTON — (7.6%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,002,309
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	900	911,532
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	335,149
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,022,390
City of Seattle (GO) Series A
5.000%, 12/01/26	3,060	3,200,783
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,909,200
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	444,554
5.000%, 01/01/30	500	549,636
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	699,359
5.000%, 01/01/30	880	967,359

83

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
County of King (GO) Series A
5.000%, 06/01/28	3,565	$3,839,401
5.000%, 06/01/29	2,050	2,244,958
County of King (GO) Series E
5.000%, 12/01/25	975	996,423
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	1,734,700
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,140	1,203,387
5.000%, 07/01/39	8,830	9,760,655
5.000%, 07/01/40	3,760	4,066,307
5.000%, 07/01/41	3,305	3,559,173
4.000%, 07/01/42	1,400	1,400,624
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,624,938
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,853,512
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	270	301,033
5.000%, 12/01/41	2,260	2,474,133
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,476,456
5.000%, 12/01/26	1,555	1,624,932
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	1,000	1,000,581
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,082,725
State of Washington (GO) Series C
5.000%, 02/01/42	1,530	1,624,383
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,433,562
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2022C
4.000%, 07/01/29	3,205	$3,364,675
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,445	1,619,009
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,785,722
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,305,231
5.000%, 08/01/39	1,000	1,076,575
5.000%, 08/01/40	2,325	2,494,815
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,674,959
State of Washington (GO) Series C
5.000%, 02/01/38	2,500	2,654,612
State of Washington (GO) Series D
5.000%, 06/01/25	1,500	1,515,347
5.000%, 02/01/41	6,000	6,079,691
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	2,600,124
State of Washington (GO) Series R-2018D
5.000%, 08/01/33	3,865	4,047,968
TOTAL WASHINGTON		103,562,882
WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	755	755,962
5.000%, 12/01/41	2,500	2,623,292
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	429,690
TOTAL WEST VIRGINIA		3,808,944
WISCONSIN — (3.7%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,109,625
5.000%, 10/01/26	920	957,566
City of Madison (GO) Series B
5.000%, 10/01/27	7,745	8,238,542

84

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Madison (GO) Series C
5.000%, 10/01/26	945	$983,587
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,163,257
5.000%, 04/01/28	5,385	5,664,433
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,185	1,289,642
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,346,638
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	659,235
Racine Unified School District (GO) (AGM)
5.000%, 04/01/39	1,125	1,212,590
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,525	1,669,534
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,787,331
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,321,120
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,151,909
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series A
5.000%, 05/01/25	2,885	$2,909,891
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,507,077
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,080	1,153,308
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,354,031
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	1,424,018
TOTAL WISCONSIN		49,903,334
TOTAL MUNICIPAL BONDS (Cost $1,367,408,109)		1,356,100,821

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $1,955,752)	1,955,556	1,955,752
TOTAL INVESTMENTS — (100.0%)
(Cost $1,369,363,861)		$1,358,056,573
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,356,100,821	—	$1,356,100,821
Investment Companies	$1,955,752	—	—	1,955,752
Total Investments in Securities	$1,955,752	$1,356,100,821	—	$1,358,056,573
See accompanying Notes to Financial Statements.
85

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.8%)
ALABAMA — (0.6%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$705,132
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	335,114
4.000%, 02/01/38	750	725,444
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	248,916
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	538,818
TOTAL ALABAMA		2,553,424
ALASKA — (1.4%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	261,430
Borough of Matanuska-Susitna (RB)
5.250%, 09/01/28	420	426,098
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,953,465
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,015	2,020,792
State of Alaska (GO) Series A
5.000%, 08/01/36	250	271,772
TOTAL ALASKA		5,933,557
ARIZONA — (1.8%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,145	1,254,333
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	1,070,567
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	$229,423
4.000%, 09/01/37	390	393,448
Northern Arizona University (COP) (AGM)
5.000%, 09/01/25	550	557,624
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	171,155
Salt River Project Agricultural Improvement & Power District (RB) Series A
4.000%, 01/01/38	4,000	4,010,369
TOTAL ARIZONA		7,686,919
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	42,150
5.000%, 09/01/30	10	10,678
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	224,815
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	230,439
TOTAL ARKANSAS		508,082
CALIFORNIA — (1.4%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	300,515
California State University (RB) Series A
4.000%, 11/01/36	3,000	3,004,820
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	260	267,325

86

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Hesperia Community Redevelopment Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	$482,042
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	262,774
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	309,227
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	172,101
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	213,237
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	487,346
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	198,282
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	100,239
TOTAL CALIFORNIA		5,797,908
COLORADO — (1.8%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	180,191
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	595	644,270
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	55	55,616
4.000%, 08/01/37	350	344,359
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	870	918,262
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Colorado State Education Loan Program (RN) Series A
5.000%, 06/30/25	2,500	$2,529,177
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	337,519
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	990	1,027,010
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	239,798
5.000%, 09/01/36	300	324,558
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	429,224
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	301,850
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	299,724
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	136,897
TOTAL COLORADO		7,768,455
CONNECTICUT — (1.3%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	385,397
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	516,144
City of New Haven (GO) Series A
5.000%, 08/01/29	595	630,920
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	856,506
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	501,443

87

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	$567,401
4.000%, 09/01/36	1,500	1,467,155
5.000%, 05/01/38	500	538,894
TOTAL CONNECTICUT		5,463,860
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	130	140,941
DISTRICT OF COLUMBIA — (1.5%)
District of Columbia (RB)
5.000%, 04/01/26	175	179,689
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	1,711,198
District of Columbia (GO) Series A
4.000%, 10/15/39	1,610	1,623,115
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	615	655,359
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	385	402,776
5.000%, 07/01/38	1,585	1,641,567
TOTAL DISTRICT OF COLUMBIA		6,213,704
FLORIDA — (10.6%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,612,341
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	258,790
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	450	451,345
Central Florida Expressway Authority (RB) Series B
¤ 4.000%, 07/01/35 (Pre-refunded @ $100, 7/1/26)	2,000	2,035,287
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	$293,277
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	431,619
5.000%, 10/01/37	400	427,298
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	675	685,535
City of Gainesville Utilities System Revenue (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/25)	825	838,282
5.000%, 10/01/25	1,550	1,575,345
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	270,923
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,415	1,438,138
City of Orlando Tourist Development Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	811,897
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	2,125	2,155,322
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,006,865
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	812,889
County of Miami-Dade (GO) Series B
4.000%, 07/01/33	1,505	1,504,989
County of Miami-Dade Aviation Revenue (RB)
5.000%, 10/01/30	645	662,803

88

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	855	$926,078
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,555	2,597,408
County of Pasco (GO) Series A
5.000%, 10/01/25	595	605,108
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	855	869,295
4.000%, 10/01/28	2,500	2,518,791
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	400	404,291
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	145	157,320
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	570	602,121
Hillsborough County School Board (COP)
5.000%, 07/01/30	685	726,292
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	670	676,203
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	895	938,996
Marion County School Board (COP) (AGM)
5.000%, 06/01/42	1,000	1,092,094
5.000%, 06/01/43	1,000	1,089,267
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	395	414,368
5.000%, 04/01/44	2,250	2,433,795
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	306,625
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	260	$268,542
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	539,829
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,274,033
Polk County School District (COP) Series A
5.000%, 01/01/28	660	702,446
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	580	584,096
School District of Broward County (RN)
4.000%, 01/29/25	3,000	3,004,074
School District of Broward County (COP) Series A
5.000%, 07/01/32	620	634,671
South Florida Water Management District (COP)
3.000%, 10/01/31	450	432,255
5.000%, 10/01/36	1,395	1,423,734
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	550,772
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	275	279,317
TOTAL FLORIDA		45,324,766
GEORGIA — (0.7%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	101,971
5.000%, 03/01/29	250	259,208
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	250	268,161

89

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	$403,362
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	790	812,253
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	459,608
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	105,854
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	169,624
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	240	251,844
5.000%, 10/01/28	170	180,635
TOTAL GEORGIA		3,012,520
HAWAII — (0.4%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	343,659
4.000%, 07/01/39	700	704,877
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	492,212
TOTAL HAWAII		1,540,748
IDAHO — (0.1%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	440	458,908
ILLINOIS — (7.0%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	260	283,086
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/31	1,275	1,277,996
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,555	$1,570,386
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,074,586
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	106,938
5.000%, 01/01/44	200	213,226
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	607,107
5.000%, 06/01/29	1,230	1,315,072
City of Chicago (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,175	3,182,194
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,255	2,260,109
City of Springfield Electric Revenue (RB) (BAM)
5.000%, 03/01/25	1,000	1,003,350
City of Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	140,574
5.000%, 03/01/29	360	361,464
Cook County Community Consolidated School District No. 15 Palatine (GO) Series A
5.250%, 12/15/24	1,265	1,267,450
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,020,027
Cook County Community Unit School District No. 401 Elmwood Park (GO)
4.000%, 12/01/24	290	290,053
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	1,019,582

90

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	450	$449,537
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	169,302
4.000%, 11/15/39	100	99,394
5.000%, 11/15/42	1,255	1,353,167
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	163,673
5.000%, 02/01/27	415	424,931
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	470	506,464
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	895	931,534
5.000%, 02/15/31	645	669,410
4.000%, 02/15/33	515	520,537
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	251,701
5.000%, 01/01/39	965	1,005,387
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/41	1,000	972,447
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	430	440,341
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	508,707
State of Illinois (GO)
5.500%, 01/01/30	1,020	1,126,052
4.000%, 06/01/37	100	97,986
State of Illinois (GO) Series A
5.000%, 11/01/25	500	507,481
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO) Series B
5.000%, 05/01/25	550	$553,794
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	913,838
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	521,711
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM)
5.000%, 01/01/27	245	248,962
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	306,885
TOTAL ILLINOIS		29,736,441
INDIANA — (1.2%)
Ball State University (RB) Series R
5.000%, 07/01/29	290	303,536
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	295,728
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	426,665
4.000%, 02/01/34	750	772,565
5.000%, 10/01/41	510	554,277
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,595,192
Indiana State University (RB) Series T
4.000%, 10/01/39	110	110,844
Indiana University (RB) Series A
4.000%, 06/01/35	875	876,257
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	365,627
TOTAL INDIANA		5,300,691

91

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
IOWA — (0.3%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,375	$1,387,777
KENTUCKY — (1.6%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	267,083
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,060,461
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	733,570
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	524,211
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	586,045
Kentucky State Property & Building Commission (RB) Series B
5.000%, 11/01/24	1,500	1,500,000
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,135	1,171,654
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	411,636
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	390	393,175
TOTAL KENTUCKY		6,647,835
LOUISIANA — (0.8%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,104,067
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	148,503
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	335	$340,316
Lafourche Parish School Board (GO)
5.000%, 03/01/28	625	663,636
5.000%, 03/01/29	40	43,089
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	267,720
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	219,572
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	532,790
TOTAL LOUISIANA		3,319,693
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	239,361
MARYLAND — (0.8%)
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	976,754
Washington Suburban Sanitary Commission (RB)
4.000%, 06/01/41	1,075	1,073,862
Washington Suburban Sanitary Commission (RB) Series 2ND
4.000%, 06/01/41	1,300	1,298,623
TOTAL MARYLAND		3,349,239
MASSACHUSETTS — (1.1%)
City of Quincy (GO)
5.000%, 07/25/25	325	329,719
Commonwealth of Massachusetts (GO) Series D
4.000%, 02/01/37	1,255	1,259,615
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	351,111

92

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
5.000%, 07/01/38	1,035	$1,098,138
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	490	502,225
5.000%, 10/01/29	150	162,856
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	836,989
TOTAL MASSACHUSETTS		4,540,653
MICHIGAN — (2.5%)
Central Michigan University (RB)
4.000%, 10/01/35	450	461,124
4.000%, 10/01/36	470	479,140
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	852,980
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	510	525,741
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	665,418
4.000%, 03/01/34	320	323,006
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	242,654
Ferris State University (RB)
5.000%, 10/01/27	505	521,604
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	230	245,639
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	190	190,590
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	521,062
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,205	1,247,952
4.000%, 11/15/35	295	293,134
5.000%, 11/15/37	1,425	1,457,639
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,475	$1,485,384
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	600	622,622
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	539,264
TOTAL MICHIGAN		10,674,953
MINNESOTA — (0.2%)
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	595	595,000
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	240,437
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	60	61,226
TOTAL MINNESOTA		896,663
MISSISSIPPI — (0.2%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	647,864
MISSOURI — (1.0%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	396,925
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 11/15/29	350	375,593
4.000%, 07/01/34	500	513,640
5.000%, 11/15/38	1,070	1,121,206
Jefferson County Consolidated School District No. 6 (GO) Series A
3.000%, 03/01/34	140	132,928
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,367

93

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
5.000%, 03/01/33	450	$486,759
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	1,195	1,200,644
University City School District (GO)
5.000%, 02/15/26	175	178,981
TOTAL MISSOURI		4,423,043
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	504,491
NEBRASKA — (0.2%)
Public Power Generation Agency (RB)
5.000%, 01/01/41	1,000	1,017,359
NEVADA — (3.4%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	560	600,249
Clark County School District (GO) Series A
5.000%, 06/15/28	580	609,011
Clark County School District (GO) Series D
5.000%, 06/15/28	1,645	1,674,680
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	395,684
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	3,475	3,502,296
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	425	458,608
5.000%, 07/01/40	500	529,848
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	300	323,723
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	355	386,769
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	$1,349,106
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	261,807
State of Nevada (GO) Series D
5.000%, 04/01/27	2,370	2,388,384
Washoe County School District (GO)
5.000%, 06/01/25	1,515	1,532,160
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	365	371,902
TOTAL NEVADA		14,384,227
NEW JERSEY — (1.0%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	512,186
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	158,073
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	330,489
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	313,040
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	105,726
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	155,153
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	771,161
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	783,389

94

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	$710,732
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	364,189
TOTAL NEW JERSEY		4,204,138
NEW MEXICO — (0.4%)
New Mexico Hospital Equipment Loan Council (RB) Series A
4.000%, 08/01/36	1,785	1,754,233
NEW YORK — (5.7%)
City of New York (GO) Series B-4
4.000%, 10/01/46	2,335	2,335,000
City of New York (GO) Series D
4.000%, 12/01/47	425	425,000
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	1,500	1,511,597
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	1,500	1,506,393
Lewiston-Porter Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/24/25	1,535	1,544,313
Metropolitan Transportation Authority (RB) Series C1
5.250%, 11/15/29	825	839,751
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,015	1,068,546
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	156,537
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	722,702
5.000%, 12/01/28	315	334,114
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York City Industrial Development Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	$478,454
New York Convention Center Development Corp. (RB)
5.000%, 11/15/35	1,020	1,031,924
New York State Dormitory Authority (RB) Series E
4.000%, 02/15/35	2,500	2,495,649
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	250	250,613
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	2,000	2,014,913
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	1,500	1,510,924
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	2,000	2,008,906
Southwestern Central School District (GO) (ST AID WITHHLDG) Series A
4.250%, 06/26/25	1,500	1,510,261
Town of Oyster Bay (GO)
4.000%, 03/07/25	2,035	2,040,390
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	350	352,137
TOTAL NEW YORK		24,138,124
NORTH CAROLINA — (1.6%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,555	1,579,754
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,591,675
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	489,756

95

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	$458,735
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,050,958
5.000%, 01/01/39	1,415	1,446,607
TOTAL NORTH CAROLINA		6,617,485
NORTH DAKOTA — (0.0%)
City of Grand Forks (RB)
5.000%, 12/01/29	175	183,595
OHIO — (0.5%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	225	238,643
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	193,195
County of Montgomery (RB)
5.000%, 08/01/28	370	393,639
4.000%, 08/01/39	600	603,752
4.000%, 08/01/40	500	501,483
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,444
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	320	330,615
TOTAL OHIO		2,270,771
OKLAHOMA — (1.0%)
City of Bixby (GO) Series A
4.000%, 06/01/26	1,000	1,014,418
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,950,031
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	778,208
Oklahoma Industries Authority (RB)
5.000%, 04/01/25	370	372,528
	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
University of Oklahoma (RB) Series C
5.000%, 07/01/27	255	$263,092
TOTAL OKLAHOMA		4,378,277
OREGON — (0.3%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	223,589
Metro (RB)
5.000%, 06/15/30	225	235,732
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	588,211
5.000%, 05/15/37	200	211,070
TOTAL OREGON		1,258,602
PENNSYLVANIA — (3.7%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,302,162
4.000%, 07/15/38	1,125	1,106,186
Butler Area Sewer Authority (RB) (BAM) Series A
¤ 2.000%, 07/01/29 (Pre-refunded @ $100, 1/1/26)	300	296,072
Chester County School Authority (RB)
5.000%, 03/01/28	320	328,192
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	827,411
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	548,945
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	847,057
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	250,742
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	565,574

96

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	$411,490
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	257,672
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	532,078
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	955	994,654
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/28	1,000	1,000,877
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	249,273
5.000%, 05/01/34	1,270	1,283,768
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,565	1,608,137
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,361,862
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	266,409
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	519,065
5.000%, 09/01/31	780	860,182
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	264,154
TOTAL PENNSYLVANIA		15,681,962
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	185	188,365
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (1.1%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	$721,746
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	461,129
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	505,783
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	1,369,576
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	1,082,742
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	630	630,531
TOTAL SOUTH CAROLINA		4,771,507
SOUTH DAKOTA — (0.2%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	895,444
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	126,650
TOTAL SOUTH DAKOTA		1,022,094
TENNESSEE — (2.3%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	1,050	1,061,765
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/25	970	982,037
County of Maury (GO)
5.000%, 04/01/25	905	911,552

97

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	$698,481
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	685	703,974
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	125	128,346
5.000%, 07/01/31	1,075	1,183,031
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,065	1,100,842
4.000%, 07/01/37	3,000	3,005,148
TOTAL TENNESSEE		9,775,176
TEXAS — (21.4%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	323,367
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,613,418
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	580,705
5.000%, 02/15/42	270	289,773
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	200,668
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,430	1,445,871
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	531,296
4.000%, 01/01/40	755	749,483
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	$1,389,741
City of Austin (GO)
5.000%, 09/01/27	1,330	1,331,791
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	539,214
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,180	2,222,159
City of Celina (GO)
4.125%, 09/01/25	1,000	1,008,148
City of Dallas (GO)
5.000%, 02/15/34	1,855	1,860,610
City of Dallas (GO) Series B
5.000%, 02/15/27	2,500	2,618,055
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,047,453
City of Fort Worth (GO)
4.000%, 03/01/29	2,300	2,318,168
City of Fort Worth (GO) Series A
5.000%, 03/01/25	630	633,367
City of Houston (GO) Series A
5.000%, 03/01/30	2,060	2,141,829
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	506,966
City of Irving (GO)
5.000%, 09/15/26	240	249,579
City of League City (GO)
4.000%, 02/15/28	160	162,749
City of Lubbock (GO)
5.000%, 02/15/25	830	834,123
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	419,305
5.000%, 05/15/30	415	450,649
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,157,850
City of Odessa (GO)
5.000%, 03/01/29	225	238,190
City of Plano (GO)
5.000%, 09/01/35	2,045	2,070,044
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,004,212

98

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/35	1,000	$1,040,748
4.000%, 02/01/36	1,235	1,237,258
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,884,674
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,003,042
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,311,181
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,010	4,096,948
5.000%, 02/15/43	735	806,676
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,230	1,235,680
County of Bexar (GO)
4.000%, 06/15/26	600	611,254
County of Fort Bend Toll Road Revenue (RB) (AGM)
5.000%, 03/01/26	250	256,311
County of Harris (GO) Series A
5.000%, 10/01/26	805	817,791
County of Midland (GO)
5.000%, 02/15/42	1,110	1,201,798
Dallas College (GO)
5.000%, 02/15/35	1,575	1,593,577
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	827,302
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	38,707
4.000%, 11/01/39	495	497,333
Denton Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/31 (Pre-refunded @ $100, 2/15/25)	2,725	2,729,598
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	1,990	$1,999,010
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	217,513
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	325,323
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	254,708
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/26	1,035	1,036,042
5.000%, 05/15/28	790	838,794
5.000%, 07/01/28	425	454,816
5.000%, 05/15/31	530	565,205
3.000%, 10/01/40	100	86,820
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	319,117
Houston Community College System (RB)
5.000%, 04/15/26	1,230	1,240,260
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,325	1,331,119
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/43	2,500	2,679,697
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/34	750	750,564
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,220	1,225,634

99

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Keller Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 2/15/25)	2,545	$2,557,632
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	2,512,409
Klein Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/01/33	2,000	2,001,492
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,279,619
5.000%, 05/15/41	735	774,304
5.000%, 05/15/43	635	679,239
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	479,869
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,475	1,504,422
Permanent University Fund - Texas A&M University System (RB) Series A
4.000%, 07/01/32	920	921,435
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	637,481
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	98,879
Port Freeport (RB) Series B
5.000%, 06/01/29	350	366,042
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	546,486
San Antonio Independent School District (GO) (PSF-GTD)
4.000%, 08/15/43	500	493,891
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	835	$838,575
State of Texas (GO) Series B
5.000%, 08/01/39	1,000	1,008,139
Stephen F Austin State University (RB)
5.000%, 10/15/29	340	352,467
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series A
4.000%, 02/15/35	1,750	1,741,269
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/25	350	353,460
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	191,645
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,176,152
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/26	365	370,562
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,693,277
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	545	547,471
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	272,117
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	695	751,355
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,921,533
TOTAL TEXAS		91,524,505

100

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (1.1%)
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	$763,241
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,010,746
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	483,028
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	476,520
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,255,069
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	800	830,993
TOTAL UTAH		4,819,597
VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	200	213,152
WASHINGTON — (11.8%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,250	3,311,252
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	780	794,700
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	1,050	1,059,526
City of Kirkland (GO)
5.000%, 12/01/43	2,725	3,020,316
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,279,632
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 11/01/26	750	$782,402
City of Seattle (GO)
4.000%, 12/01/32	375	376,356
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	480	528,067
4.000%, 04/01/33	755	759,554
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	172,387
City of Tacoma Sewer Revenue (RB)
4.000%, 12/01/35	1,475	1,440,621
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,327,128
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/36	3,000	3,007,863
4.000%, 07/01/39	2,000	1,979,961
Energy Northwest (RB)
4.000%, 07/01/27	400	402,281
Energy Northwest (RB) Series A
5.000%, 07/01/35	2,770	2,792,967
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	520	543,924
5.000%, 12/01/42	1,195	1,322,763
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,021,219
King County School District No. 216 Enumclaw (GO) (SCH BD GTY)
5.000%, 12/01/34	2,610	2,637,299
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,595	1,628,498
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/24	1,415	1,416,730

101

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,105	$1,123,560
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	296,651
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	635	662,712
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,380	2,429,728
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,481,649
State of Washington (GO) Series 2016-B
5.000%, 08/01/40	1,215	1,224,789
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,300	1,318,739
State of Washington (GO) Series B
5.000%, 08/01/29	980	1,012,337
State of Washington (GO) Series C
5.000%, 06/01/29	1,035	1,066,051
5.000%, 02/01/34	2,115	2,233,373
State of Washington (GO) Series D
5.000%, 02/01/41	1,250	1,266,602
State of Washington (GO) Series R-2018D
5.000%, 08/01/25	1,170	1,185,923
State of Washington (COP) Series D
5.000%, 07/01/40	630	670,538
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	792,363
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,392
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	$1,029,651
TOTAL WASHINGTON		50,435,504
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	458,001
WISCONSIN — (5.3%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	817,320
City of Kenosha (GO) Series A
4.000%, 09/01/25	595	598,993
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	580,568
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	600	613,149
4.000%, 04/01/28	415	419,798
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	280	291,591
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	269,728
Green Bay Area Public School District (GO)
5.000%, 04/01/25	400	402,547
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,334,205
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	915,096
Platteville School District (GO)
5.000%, 03/01/31	565	617,046
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	677,399
4.000%, 07/01/39	675	673,477

102

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	$1,513,749
State of Wisconsin (GO) Series A
5.000%, 05/01/40	1,750	1,786,530
State of Wisconsin (GO) Series B
5.000%, 05/01/40	1,165	1,205,939
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,000	1,132,983
State of Wisconsin (GO) Series A
5.000%, 05/01/41	1,100	1,226,361
5.000%, 05/01/43	4,000	4,425,960
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	705	742,039
5.000%, 07/01/34	455	470,104
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,366,362
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	$612,752
TOTAL WISCONSIN		22,693,696
TOTAL MUNICIPAL BONDS (Cost $435,313,919)		425,862,866

	Shares
INVESTMENT COMPANIES — (0.2%)
BlackRock Liquidity Funds MuniCash (Cost $989,750)	989,651	989,750
TOTAL INVESTMENTS — (100.0%)
(Cost $436,303,669)		$426,852,616
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$425,862,866	—	$425,862,866
Investment Companies	$989,750	—	—	989,750
Total Investments in Securities	$989,750	$425,862,866	—	$426,852,616
See accompanying Notes to Financial Statements.
103

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.6%)
ALABAMA — (1.3%)
City of Madison (GO) Series A
¤ 5.000%, 04/01/37 (Pre-refunded @ $100, 4/1/25)	1,000	$1,007,124
UAB Medicine Finance Authority (RB) Series B
5.000%, 09/01/25	750	760,148
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	685	685,000
TOTAL ALABAMA		2,452,272
ALASKA — (0.5%)
Borough of North Slope (GO) Series A
5.000%, 06/30/25	265	267,805
State of Alaska (GO) Series A
5.000%, 08/01/25	750	760,487
TOTAL ALASKA		1,028,292
ARIZONA — (0.3%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	305	305,345
Northern Arizona University (COP) (AGM)
5.000%, 09/01/25	250	253,465
TOTAL ARIZONA		558,810
CALIFORNIA — (1.0%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	250,135
City of Los Angeles (RN)
5.000%, 06/26/25	900	911,182
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	780,834
TOTAL CALIFORNIA		1,942,151
	Face Amount^	Value†
	(000)
COLORADO — (0.2%)
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	455	$463,228
CONNECTICUT — (1.1%)
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	615,276
State of Connecticut (GO) Series A
4.000%, 01/15/25	410	410,432
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 09/01/32	500	500,380
Town of Madison (GO)
4.000%, 12/19/24	540	540,483
TOTAL CONNECTICUT		2,066,571
DELAWARE — (0.2%)
Delaware River & Bay Authority (RB) Series B
5.000%, 01/01/25	275	275,646
DISTRICT OF COLUMBIA — (1.1%)
District of Columbia (GO) Series B
5.000%, 06/01/25	825	833,813
District of Columbia Income Tax Revenue (RB) Series A
5.000%, 03/01/25	1,205	1,211,799
TOTAL DISTRICT OF COLUMBIA		2,045,612
FLORIDA — (9.2%)
Broward County Water & Sewer Utility Revenue (RB) Series A
5.000%, 10/01/30	785	796,486
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	760	771,861

104

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/25	100	$101,725
County of Seminole Water & Sewer Revenue (RB) Series A
4.000%, 10/01/28	1,625	1,637,214
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/25	200	202,211
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,500	1,522,196
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	105	106,631
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	665	671,157
Miami-Dade County Expressway Authority (RB) (BAM) Series B
5.000%, 07/01/26	995	998,961
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,001,003
School Board of Miami-Dade County (RN)
4.500%, 01/07/25	1,300	1,302,488
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	1,395	1,397,230
School District of Broward County (RN)
4.000%, 01/29/25	3,525	3,529,787
St. Lucie County School Board (RB) (AGM)
5.000%, 10/01/25	1,225	1,243,696
State of Florida (GO) Series A
5.000%, 06/01/25	1,250	1,263,587
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series B
5.000%, 06/01/25	815	$823,859
TOTAL FLORIDA		17,370,092
GEORGIA — (1.2%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	460	470,458
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	500	500,000
Private Colleges & Universities Authority (RB)
5.000%, 04/01/25	1,295	1,302,326
TOTAL GEORGIA		2,272,784
ILLINOIS — (5.4%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/31	750	751,763
5.000%, 01/01/34	1,050	1,052,468
Chicago Park District (GO) Series C
5.000%, 01/01/26	200	203,797
City of Chicago (RB)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	170	170,385
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	535	536,212
City of Springfield (GO)
5.000%, 12/01/25	240	243,907
Cook County Community Consolidated School District No. 15 Palatine (GO) Series A
5.250%, 12/15/24	990	991,918
Cook County Community Unit School District No. 401 Elmwood Park (GO)
4.000%, 12/01/24	1,000	1,000,183
County of Cook (GO) Series A
5.000%, 11/15/25	610	620,474
5.000%, 11/15/26	790	820,013

105

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CONTINUED
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	310	$311,079
Kendall Kane & Will Counties Community Unit School District No. 308 (GO) (AGM) Series A
5.000%, 02/01/25	475	476,698
State of Illinois (GO) Series A
5.000%, 12/01/24	660	660,634
5.000%, 10/01/25	720	729,864
University of Illinois Auxiliary Facilities System (RB) Series A
5.000%, 04/01/25	420	422,689
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	425,397
Village of Romeoville (GO)
5.000%, 12/30/24	200	200,391
Village of Rosemont (GO) (BAM)
5.000%, 12/01/25	605	616,467
TOTAL ILLINOIS		10,234,339
INDIANA — (0.6%)
Fort Wayne Community School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/25	200	202,213
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	865	873,238
Noblesville High School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/25	125	125,334
TOTAL INDIANA		1,200,785
IOWA — (1.7%)
City of Des Moines (GO) Series A
5.000%, 06/01/25	235	237,188
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,126,265
	Face Amount^	Value†
	(000)
IOWA — (Continued)
Des Moines Metropolitan Wastewater Reclamation Authority (RB) Series B
5.000%, 06/01/25	865	$874,140
Waukee Community School District (GO) Series A
5.000%, 06/01/25	1,000	1,010,451
TOTAL IOWA		3,248,044
KENTUCKY — (1.8%)
Kentucky Asset Liability Commission (RB) Series A
5.000%, 09/01/25	780	791,542
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,360	1,379,321
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	1,130	1,143,215
TOTAL KENTUCKY		3,314,078
LOUISIANA — (1.3%)
City of New Orleans (GO) Series A
5.000%, 12/01/24	1,500	1,501,374
City of Shreveport Water & Sewer Revenue (RB) (BAM) Series A
5.000%, 12/01/24	900	900,825
TOTAL LOUISIANA		2,402,199
MARYLAND — (0.1%)
County of Montgomery (GO) Series A
¤ 4.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	270	270,000
MASSACHUSETTS — (2.9%)
Bristol-Plymouth Regional Vocational Technical School District (GO) (ST AID WITHHLDG)
4.000%, 02/28/25	1,560	1,563,482
City of Fall River (GO)
4.500%, 01/30/25	1,000	1,002,713

106

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Quincy (GO)
5.000%, 07/25/25	650	$659,438
Town of Lynnfield (GO)
4.000%, 02/06/25	1,315	1,317,195
Town of Randolph (GO)
5.000%, 03/27/25	1,000	1,006,413
TOTAL MASSACHUSETTS		5,549,241
MICHIGAN — (0.3%)
Utica Community Schools (GO) (Q-SBLF)
5.000%, 05/01/25	500	504,482
MINNESOTA — (0.4%)
South Washington County Independent School District No. 833 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	740	742,980
MISSOURI — (1.2%)
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	785	785,402
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	805	812,009
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 06/01/27	190	191,754
Stone County Reorganized School District No. 4 Reeds Spring (GO)
4.000%, 03/01/34	555	557,621
TOTAL MISSOURI		2,346,786
NEBRASKA — (0.3%)
City of Gretna (COP)
5.000%, 12/15/25	380	380,690
	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	240	$242,586
TOTAL NEBRASKA		623,276
NEVADA — (1.3%)
Clark County School District (GO) Series C
5.000%, 06/15/26	1,050	1,071,712
Clark County Water Reclamation District (GO)
4.000%, 07/01/33	600	604,713
County of Clark (GO)
5.000%, 12/01/25	195	199,138
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	526,352
TOTAL NEVADA		2,401,915
NEW JERSEY — (6.4%)
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,090	1,090,000
City of Jersey City (GO) Series D
4.500%, 10/22/25	700	708,435
City of Linden (GO)
4.500%, 07/10/25	415	418,354
City of Plainfield (GO)
4.000%, 08/07/25	1,250	1,258,515
County of Monmouth (GO)
5.000%, 06/03/25	1,365	1,379,918
Essex County Improvement Authority (RN)
5.000%, 06/18/25	920	930,364
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 09/15/25	500	506,643
5.000%, 07/01/28	1,070	1,071,055
Township of Edison (GO)
4.500%, 11/07/24	1,000	1,000,167
Township of Livingston (GO)
5.000%, 12/10/24	265	265,444

107

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of South Brunswick (GO) Series A
4.000%, 10/21/25	1,250	$1,259,357
Township of Union/Union County (GO)
4.500%, 01/21/25	325	325,648
Township of West Orange (GO) Series A
5.000%, 11/07/24	420	420,061
Township of Woolwich (GO)
4.500%, 05/21/25	1,410	1,419,676
TOTAL NEW JERSEY		12,053,637
NEW YORK — (9.6%)
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	1,000	1,005,369
City of North Tonawanda (GO)
4.750%, 05/16/25	1,000	1,005,374
City of Schenectady (GO)
4.500%, 05/02/25	400	402,322
Geneva City School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	795	799,135
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,500	1,511,412
Metropolitan Transportation Authority (RB) Series C1
5.000%, 11/15/28	875	888,612
5.250%, 11/15/29	375	381,705
New York Convention Center Development Corp. (RB)
5.000%, 11/15/24	510	510,201
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/26	230	231,745
5.000%, 07/01/30	675	681,968
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	1,000	1,007,457
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Oriskany Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/25	1,000	$1,007,561
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	1,000	1,008,112
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	1,000	1,007,283
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	1,000	1,004,453
Southampton Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/20/25	850	858,582
Town of Monroe (GO)
4.000%, 08/01/25	1,000	1,006,854
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	200	201,675
Town of Oyster Bay (GO)
4.000%, 03/07/25	1,015	1,017,688
4.000%, 08/21/25	510	513,158
Watertown Enlarged City School District (GO) (ST AID WITHHLDG)
4.500%, 06/26/25	1,105	1,113,453
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	1,000	1,006,105
TOTAL NEW YORK		18,170,224
NORTH CAROLINA — (0.6%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	695	696,739
North Carolina Turnpike Authority (RB)
5.000%, 01/01/25	500	501,167
TOTAL NORTH CAROLINA		1,197,906

108

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OHIO — (0.9%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	70	$70,032
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	65	65,279
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	840	873,389
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	669,290
TOTAL OHIO		1,677,990
OKLAHOMA — (1.3%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,295,273
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	955	967,759
Oklahoma Industries Authority (RB)
5.000%, 04/01/25	140	140,956
TOTAL OKLAHOMA		2,403,988
OREGON — (0.0%)
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	85	85,048
PENNSYLVANIA — (2.3%)
City of Philadelphia (GO) Series A
5.000%, 05/01/25	445	448,768
5.000%, 08/01/25	660	668,824
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 03/15/29	1,045	1,051,632
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	700	708,035
	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/29	750	$750,613
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/26)	55	56,616
5.000%, 06/15/26	245	253,445
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	466,418
TOTAL PENNSYLVANIA		4,404,351
RHODE ISLAND — (0.6%)
City of Cranston (GO) Series 1
4.500%, 08/20/25	1,200	1,212,257
SOUTH CAROLINA — (1.5%)
Charleston County School District (GO) Series B
4.750%, 05/08/25	1,195	1,203,814
Charleston Educational Excellence Finance Corp. (RB)
5.000%, 12/01/24	865	865,954
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	325	325,664
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	420	420,313
TOTAL SOUTH CAROLINA		2,815,745
TENNESSEE — (2.0%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	460	465,154
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/25	845	855,486

109

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
County of Bedford (GO)
5.000%, 06/01/26	500	$516,289
County of Rutherford (GO)
5.000%, 04/01/25	170	171,245
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	290	297,762
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	475	479,443
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,034,537
TOTAL TENNESSEE		3,819,916
TEXAS — (20.9%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	90	90,403
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	515	521,966
Bell County Water Control & Improvement District No. 1 (RB) (BAM)
5.000%, 07/10/25	405	409,799
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/25	535	542,665
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	500	506,975
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	180	181,998
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	1,115	1,127,375
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	395	$399,384
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,666,408
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	195	197,034
City of Cedar Park (GO)
5.000%, 02/15/25	90	90,301
City of Dallas (GO)
5.000%, 02/15/25	900	903,947
City of Denton (GO)
5.000%, 02/15/25	1,405	1,411,979
City of El Paso (GO)
5.000%, 08/15/25	115	116,685
City of El Paso (GO) Series A
5.000%, 08/15/26	525	544,468
City of Garland (GO)
5.000%, 02/15/25	1,550	1,557,384
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	340	344,477
City of Laredo Waterworks & Sewer System Revenue (RB) Series A
5.000%, 03/01/25	165	165,992
City of Lubbock (GO)
5.000%, 02/15/25	1,930	1,939,587
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/25	50	50,351
City of Plano (GO)
5.000%, 09/01/25	995	1,009,960
City of Port Arthur (GO) (BAM)
5.000%, 02/15/25	255	256,192
City of San Antonio (GO)
5.000%, 02/01/25	805	808,163
5.000%, 02/01/26	170	174,005
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/25	55	55,219
City of Waco (GO) Series A
5.000%, 02/01/25	80	80,318

110

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Waxahachie (GO)
5.000%, 08/01/25	750	$759,585
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	455	457,101
County of Collin (GO)
5.000%, 02/15/25	300	301,385
County of Fort Bend Toll Road Revenue (RB) (AGM)
5.000%, 03/01/25	350	351,800
County of Harris (GO) Series A
5.000%, 09/15/25	55	55,849
5.000%, 10/01/25	520	528,507
County of Midland (GO)
5.000%, 02/15/26	245	250,983
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,050	1,054,910
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	315	321,485
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	820	820,000
Denton Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/31 (Pre-refunded @ $100, 2/15/25)	1,545	1,547,607
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	385	386,890
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	1,010	1,014,573
El Paso County Hospital District (RB) (BAM)
5.000%, 02/15/25	500	501,671
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	385	$385,455
5.000%, 12/01/26	540	540,544
5.000%, 05/15/27	515	538,626
5.000%, 07/01/28	325	347,800
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	845	848,902
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/32	1,720	1,722,162
Lower Colorado River Authority (RB)
5.000%, 05/15/26	530	546,314
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	590	592,740
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	295	296,345
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	265	266,148
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/25	265	267,971
5.000%, 06/01/26	135	139,379
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,570	1,571,709
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	150	151,771
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/25	255	257,926
5.000%, 07/01/29	575	593,659

111

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CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	140	$140,708
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	660	662,799
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	1,300	1,304,715
State of Texas (GO)
5.000%, 10/01/25	175	175,372
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	933,108
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/25	150	151,483
Texas A&M University (RB) Series A
5.000%, 05/15/25	580	585,673
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	625	629,400
Texas Transportation Commission (GO)
5.000%, 04/01/25	665	669,820
West Harris County Regional Water Authority (RB) Series A
5.000%, 12/15/24	505	505,834
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	350	354,954
TOTAL TEXAS		39,686,698
UTAH — (2.7%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	300	301,254
Timpanogos Special Service District (RB)
5.000%, 06/01/25	285	287,914
	Face Amount^	Value†
	(000)
UTAH — (Continued)
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/27 (Pre-refunded @ $100, 6/15/25)	1,015	$1,025,938
¤ 4.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	350	351,635
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	510	515,496
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/25)	2,570	2,597,694
TOTAL UTAH		5,079,931
WASHINGTON — (13.5%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	885	901,679
¤ 4.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	3,580	3,612,480
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	585	596,025
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	295	298,780
City of Seattle (GO)
4.000%, 12/01/32	375	376,356
City of Seattle (GO) Series A
4.000%, 09/01/25	765	770,516
County of King (GO)
5.000%, 12/01/24	270	270,358
5.000%, 12/01/25	265	270,823
County of King (GO) Series A
4.000%, 01/01/25	1,025	1,026,124
5.000%, 12/01/25	275	281,042
3.950%, 01/01/46	1,340	1,340,000
County of King (GO) Series B
5.000%, 12/01/24	970	971,285

112

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CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	415	$416,045
Energy Northwest (RB) Series A
5.000%, 07/01/33	310	312,795
Energy Northwest (RB) Series B
5.000%, 07/01/25	570	577,271
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/25	160	160,500
5.000%, 01/01/26	50	51,205
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/24	360	360,425
5.000%, 12/01/25	1,520	1,551,926
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	490,537
King County Public Hospital District No. 2 (GO) Series B
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	700	700,761
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	877,325
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/24	685	685,954
5.000%, 12/01/25	295	301,260
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	295	295,371
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,001,258
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	740	$740,931
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	1,000	1,021,125
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	120	122,443
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	205	205,562
State of Washington (GO) Series A-1
5.000%, 08/01/26	775	786,171
State of Washington (GO) Series B
5.000%, 07/01/26	780	782,444
State of Washington (GO) Series R
5.000%, 07/01/29	1,000	1,002,674
State of Washington (GO) Series R-2015-C
5.000%, 07/01/27	370	371,058
State of Washington (GO) Series R-2015D
5.000%, 07/01/32	250	250,592
State of Washington (GO) Series R-2021B
5.000%, 01/01/25	1,015	1,017,591
State of Washington (GO) Series R-2024C
5.000%, 08/01/25	715	724,731
TOTAL WASHINGTON		25,523,423
WISCONSIN — (3.9%)
City of Kenosha (GO)
4.000%, 09/01/25	85	85,571
City of Kenosha (GO) Series A
4.000%, 09/01/25	255	256,711
City of Madison (GO) Series B
5.000%, 10/01/25	450	457,154
5.000%, 10/01/26	870	905,524
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	445	447,280

113

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CONTINUED
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) (BAM) Series N5
5.000%, 12/01/25	255	$259,342
City of Racine (GO)
6.000%, 06/01/25	500	506,968
County of Dane (GO) Series A
4.000%, 06/01/25	585	587,492
County of Waupaca Wi (GO) Series A
5.000%, 03/01/25	625	627,950
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	290	290,000
5.000%, 11/01/25	1,195	1,217,759
5.000%, 11/01/26	750	781,826
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	910	$917,851
TOTAL WISCONSIN		7,341,428
TOTAL MUNICIPAL BONDS (Cost $188,806,087)		188,786,125
COMMERCIAL PAPER — (0.4%)
County of Harris
3.200%, 12/03/24	755	755,052
TOTAL INVESTMENTS — (100.0%)
(Cost $189,561,087)		$189,541,177
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$188,786,125	—	$188,786,125
Commercial Paper	—	755,052	—	755,052
Total Investments in Securities	—	$189,541,177	—	$189,541,177
See accompanying Notes to Financial Statements.
114

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SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.9%)
CALIFORNIA — (96.9%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/24	1,885	$1,887,478
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/25	1,000	1,014,570
Amador Water Agency Financing Corp. (COP) Series A
5.000%, 06/01/26	485	496,171
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/25	1,200	1,224,116
5.000%, 10/01/26	350	366,235
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	781,219
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,085	1,089,786
California Health Facilities Financing Authority (RB)
5.000%, 11/15/24	100	100,046
5.000%, 11/15/29	1,030	1,050,333
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	5,630	5,633,037
5.000%, 11/15/25	150	152,851
5.000%, 12/01/25	500	508,668
5.000%, 02/01/26	3,065	3,079,671
5.000%, 03/01/26	2,565	2,565,958
5.000%, 11/15/26	1,000	1,045,236
5.000%, 02/01/27	525	527,265
4.000%, 03/01/28	4,660	4,661,070
5.000%, 10/01/29	2,390	2,393,743
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,814,472
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	2,415	2,468,704
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series B
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,075	$2,168,049
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	1,975,202
5.000%, 02/01/26	1,135	1,151,924
5.000%, 02/01/28	750	782,750
California Public Finance Authority (RB) Series A
5.000%, 06/01/25	345	348,204
5.000%, 06/01/26	240	246,799
California State Public Works Board (RB) Series B
5.000%, 12/01/24	615	615,811
California State Public Works Board (RB) Series C
4.000%, 11/01/31	5,375	5,425,143
5.000%, 11/01/33	1,270	1,314,914
California State Public Works Board (RB) Series D
4.000%, 04/01/32	1,080	1,088,283
California State Public Works Board (RB) Series A
5.000%, 02/01/25	7,085	7,114,863
5.000%, 08/01/25	1,075	1,090,450
5.000%, 09/01/28	1,175	1,178,081
California State Public Works Board (RB) Series C
5.000%, 09/01/25	3,900	3,963,270
California State Public Works Board (RB) Series D
5.000%, 11/01/25	1,470	1,499,487
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,600	1,600,000

115

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series F
	5.000%, 05/01/28	1,200	$1,210,327
California State Public Works Board (RB) Series H
	5.000%, 12/01/25	1,810	1,813,101
California State University (RB) Series A
¤	5.000%, 11/01/39 (Pre-refunded @ $100, 11/1/24)	6,000	6,000,000
California State University (RB) Series A
¤	5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	515	515,000
	5.000%, 11/01/25	935	956,123
¤	5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	5,930	5,930,000
¤	5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,730	1,730,000
	5.000%, 11/01/28	1,365	1,393,592
	3.375%, 11/01/29	1,435	1,438,192
¤	5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,285	3,285,000
¤	5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,500	1,500,000
¤	5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,020	1,020,000
California Statewide Communities Development Authority (RB) Series A
	5.000%, 12/01/25	345	351,720
	5.000%, 12/01/26	265	276,790
Carlsbad Unified School District (COP)
	4.000%, 10/01/25	150	151,218
Cerritos Community College District (GO) Series A
	5.000%, 08/01/25	7,500	7,611,313
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	670	$680,262
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/25	275	277,230
Citrus Community College District (GO) Series B
5.000%, 08/01/25	2,530	2,569,130
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	3,435	3,444,461
City & County of San Francisco (COP) Series R1
5.000%, 04/01/25	3,000	3,023,352
5.000%, 04/01/26	1,110	1,144,296
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	7,210	7,302,697
City of Berkeley (RN)
5.000%, 07/29/25	9,520	9,667,671
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/25	200	202,217
5.000%, 06/01/26	200	206,890
City of Los Angeles (RN)
5.000%, 06/26/25	17,970	18,193,268
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/25	1,570	1,577,356
City of Los Angeles Wastewater System Revenue (RB) Series D
5.000%, 06/01/31	1,515	1,531,858
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	1,065	1,081,950
City of Rancho Cordova (ST)
4.000%, 09/01/25	150	150,774
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/25	1,000	1,019,548

116

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,100	$1,115,493
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/27	5,295	5,345,886
5.000%, 11/01/28	1,415	1,428,669
4.000%, 11/01/33	3,405	3,411,500
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	290	290,000
City of San Mateo (ST) (BAM)
5.000%, 09/01/25	280	283,681
5.000%, 09/01/26	250	257,920
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/25	240	243,203
Clovis Unified School District (GO) Series C
5.000%, 08/01/25	3,535	3,590,732
Compton Community College District (GO) Series B
5.000%, 08/01/25	615	624,006
Compton Unified School District (GO) Series A
5.000%, 06/01/25	1,540	1,557,353
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,875	1,886,738
County of Los Angeles (RN)
5.000%, 06/30/25	10,375	10,504,756
County of Riverside (RN)
5.000%, 06/30/25	9,610	9,729,545
County of Riverside (RN) Series A
3.000%, 10/17/25	1,250	1,247,946
County of Santa Cruz (RN)
5.000%, 07/01/25	10,000	10,137,051
Davis Joint Unified School District (COP) (AGM)
5.000%, 08/01/25	1,300	1,317,680
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Delano Union School District (GO) (AGM)
4.000%, 02/01/25	300	$300,464
4.000%, 02/01/26	315	318,976
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/25	190	192,318
East Side Union High School District (GO) (AGM) Series A
5.000%, 08/01/25	4,720	4,790,885
5.000%, 08/01/26	1,700	1,768,507
Eastern Municipal Water District (RB) Series A
3.100%, 07/01/46	180	180,000
El Camino Community College District Fountation (GO) Series E
5.000%, 08/01/25	535	543,755
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	690	699,127
Foothill-De Anza Community College District (GO) Series C
5.000%, 08/01/25	2,090	2,122,950
Garden Grove Public Financing Authority (RB) Series A
5.000%, 04/01/25	550	554,281
Gavilan Joint Community College District (GO)
5.000%, 08/01/32	1,710	1,729,376
Glendale Unified School District (GO) Series B
¤ 4.000%, 09/01/41 (Pre-refunded @ $100, 9/1/25)	2,010	2,029,151
Golden State Tobacco Securitization Corp. (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/25)	1,040	1,051,425
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	17,055	17,242,361

117

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Grossmont Healthcare District (GO) Series D
5.000%, 07/15/26	1,225	$1,242,189
Imperial Community College District (GO) (AGM) Series A
5.000%, 08/01/25	275	278,925
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/24	165	165,000
5.000%, 11/01/25	275	280,152
5.000%, 11/01/26	300	312,603
Jefferson Union High School District (GO) Series B
5.000%, 08/01/25	150	152,309
5.000%, 08/01/26	240	249,462
Kern High School District (GO) Series A
5.000%, 08/01/25	690	700,362
Livermore Valley Joint Unified School District (GO)
5.000%, 08/01/25	1,180	1,197,721
Lodi Unified School District (GO)
5.000%, 08/01/25	575	583,421
Long Beach Unified School District (GO) Series A
5.000%, 08/01/25	2,175	2,207,664
Los Angeles Community College District (GO) Series D
5.000%, 08/01/25	5,090	5,171,009
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/25	780	789,379
4.000%, 07/01/27	5,925	5,966,037
5.000%, 06/01/29	1,180	1,223,589
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	355	355,500
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/33	1,960	1,965,559
5.000%, 07/01/34	5,475	5,490,159
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series B-6
3.100%, 07/01/34	2,500	$2,500,000
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/25	2,000	2,025,361
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2-R
3.180%, 07/01/45	1,475	1,475,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/25	4,020	4,070,976
5.000%, 07/01/26	300	311,125
5.000%, 07/01/31	1,295	1,325,576
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/25	535	541,784
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	2,930	2,971,242
4.000%, 07/01/33	1,350	1,353,713
4.000%, 07/01/34	7,155	7,171,123
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/25	125	126,760
Los Rios Community College District (GO)
5.000%, 08/01/25	520	528,043
Manteca Unified School District (GO) Series B
5.000%, 08/01/25	570	578,986
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,750	1,758,418
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,758,418
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,984,500

118

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CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	$3,516,835
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,009,620
Mendocino-Lake Community College District (GO) (BAM)
5.000%, 08/01/27	1,200	1,218,847
Metropolitan Water District of Southern California (RB) Series A
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/25)	3,470	3,518,874
Modesto Irrigation District (RB) Series A
5.000%, 10/01/31	1,050	1,065,656
Modesto Irrigation District (RB) Series B
5.000%, 10/01/25	1,035	1,053,156
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	300	306,007
5.000%, 11/01/26	270	281,986
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/25	600	610,663
5.000%, 09/01/26	400	417,609
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	685	692,063
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/30	1,075	1,117,628
5.000%, 11/01/31	1,260	1,308,245
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	170,211
5.000%, 12/01/25	175	178,807
Northern California Power Agency (RB) Series A
5.000%, 07/01/25	905	917,558
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/25	1,835	$1,862,147
5.000%, 08/01/28	1,415	1,465,748
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/27	1,070	1,085,645
Oakland Unified School District/Alameda County (GO) (AGM) Series A
5.000%, 08/01/31	200	210,110
Oceanside Unified School District (GO)
5.000%, 08/01/32	1,140	1,153,849
Oceanside Unified School District (GO) Series A
5.000%, 08/01/25	325	330,100
Oxnard Union High School District (RN)
4.000%, 06/30/25	5,630	5,668,118
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/25	325	330,124
Palm Springs Unified School District (GO) Series B
5.000%, 08/01/25	1,400	1,422,072
Peralta Community College District (GO) Series A
5.000%, 08/01/25	800	800,856
5.000%, 08/01/29	1,775	1,790,038
4.000%, 08/01/30	3,500	3,501,937
Placentia-Yorba Linda Unified School District (COP) (AGM)
4.000%, 10/01/25	1,525	1,541,114
Poway Unified School District (GO)
4.000%, 08/01/28	2,475	2,476,605
4.000%, 08/01/29	3,450	3,452,050
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	1,205	1,240,105

119

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CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
3.150%, 05/15/45	4,000	$4,000,000
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	855	873,492
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	840,140
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/25	540	547,545
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,042,895
Sacramento City Unified School District (GO) (AGM) Series B
8.000%, 08/01/25	1,510	1,564,385
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/25	845	859,310
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	6,555	6,559,195
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,200	3,234,340
San Diego County Water Authority (RB) Series A
5.000%, 05/01/25	485	489,904
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,018,960
5.000%, 10/15/30	2,965	3,017,744
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	340	346,941
5.000%, 10/15/26	275	287,581
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/15/33	1,635	$1,660,666
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 10/15/31	1,030	1,047,044
5.000%, 10/15/32	1,000	1,016,220
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	6,710	6,801,967
San Diego Unified School District (GO) Series H-2
5.000%, 07/01/25	4,775	4,841,578
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/25	75	75,994
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,650	1,657,722
5.000%, 05/01/25	1,255	1,267,054
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,560	2,644,816
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/30	2,850	2,894,791
5.000%, 10/01/31	1,370	1,390,661
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	508,734
San Francisco Community College District (GO)
5.000%, 06/15/25	830	839,848
5.000%, 06/15/26	1,000	1,013,709
5.000%, 06/15/29	1,570	1,590,952
5.000%, 06/15/31	1,750	1,770,969
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	1,340	1,388,393
San Francisco Unified School District (GO)
5.000%, 06/15/25	1,935	1,958,318

120

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CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,545	$1,554,176
San Francisco Unified School District (GO) Series C
5.000%, 06/15/25	640	647,712
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	2,000	1,999,989
4.000%, 06/15/33	3,000	2,973,866
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,108,856
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 1/15/25)	4,600	4,617,013
¤ 5.000%, 01/15/50 (Pre-refunded @ $100, 1/15/25)	460	461,701
San Jose Financing Authority (RB) Series B
5.000%, 11/01/24	600	600,000
5.000%, 11/01/25	570	582,377
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	779,456
San Mateo County Transit District (RB) Series A
5.000%, 06/01/27	1,170	1,183,868
4.000%, 06/01/32	3,885	3,893,994
4.000%, 06/01/33	4,760	4,770,750
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	555	563,922
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,105	1,123,546
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/24	175	$175,000
4.000%, 11/01/25	180	181,826
San Rafael City High School District (GO) Series B
5.000%, 08/01/25	275	279,336
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	375	380,072
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	999,457
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/25	6,080	6,135,436
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/25)	1,000	1,008,372
Southern California Public Power Authority (RB)
5.000%, 07/01/25	2,020	2,048,299
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/31	1,805	1,827,466
Southern California Water Replenishment District (RB)
5.000%, 08/01/32	2,310	2,341,331
State of California (GO)
5.000%, 11/01/24	2,580	2,580,000
5.000%, 12/01/24	3,915	3,920,330
5.500%, 02/01/25	9,380	9,432,258
5.000%, 04/01/25	7,325	7,380,904
5.000%, 08/01/25	5,695	5,778,975
5.000%, 09/01/25	22,830	23,209,841
5.000%, 10/01/25	4,320	4,400,251
5.000%, 12/01/25	5,000	5,112,204
3.000%, 03/01/26	1,865	1,862,616
5.000%, 03/01/26	4,900	4,930,189
5.000%, 08/01/26	4,750	4,934,251
4.000%, 09/01/26	2,275	2,327,808
4.000%, 11/01/26	7,315	7,505,955
5.000%, 08/01/30	10,425	10,494,736
4.000%, 08/01/31	5,480	5,558,667
5.000%, 08/01/31	4,540	4,587,798
5.250%, 08/01/31	2,955	2,991,523

121

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 10/01/31 (Pre-refunded @ $100, 12/4/24)	10,020	$10,036,024
5.000%, 10/01/31	90	90,165
5.250%, 08/01/32	2,025	2,048,375
4.000%, 09/01/32	275	278,538
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 12/4/24)	1,835	1,837,935
5.000%, 10/01/32	15	15,027
5.000%, 08/01/33	4,630	4,778,708
State of California (GO) Series B
5.000%, 10/01/26	1,410	1,470,917
State of California (GO) Series C
5.000%, 09/01/28	1,870	1,896,830
5.000%, 09/01/32	1,000	1,010,804
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	510	510,651
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	3,310	3,314,613
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,885	1,887,627
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/24)	2,320	2,323,233
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	3,000	3,124,590
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/24	10,120	10,132,919
Stockton Public Financing Authority (RB) (AGC)
5.000%, 09/01/26	1,775	1,848,593
Stockton Unified School District (GO) (BAM)
5.000%, 08/01/25	610	619,845
Stockton Unified School District (GO)
5.000%, 08/01/25	1,595	1,618,954
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (GO) Series A
5.000%, 07/01/25	1,425	$1,444,964
Stockton Unified School District (GO) Series B
5.000%, 08/01/25	210	213,264
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	410	416,372
Stockton Unified School District (COP)
5.000%, 02/01/26	200	204,860
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	1,000	1,001,324
5.000%, 08/01/28	6,000	6,007,944
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/24	295	295,000
5.000%, 11/01/25	440	449,117
Ukiah Public Financing Authority (RB)
4.000%, 04/01/25	385	385,796
4.000%, 04/01/26	370	373,858
University of California (RB) Series BS
5.000%, 05/15/25	4,500	4,548,977
University of California (RB) Series AO
5.000%, 05/15/32	1,000	1,008,985
University of California (RB) Series BV
5.000%, 05/15/25	1,665	1,683,121
University of California (RB) Series BX
5.000%, 05/15/26	6,330	6,554,239
University of California (RB) Series I
5.000%, 05/15/27	3,600	3,638,710
4.000%, 05/15/33	2,685	2,689,709
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,350	1,370,187
Ventura County Community College District (GO)
4.000%, 08/01/32	10,000	10,029,219

122

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Vista Unified School District (COP) (AGM)
5.000%, 10/01/25	1,295	$1,317,718
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/25	1,500	1,520,288
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	2,746,366
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,345	1,364,414
Western Placer Unified School District (RN)
5.000%, 06/30/25	2,330	2,361,845
TOTAL MUNICIPAL BONDS (Cost $658,815,942)		658,469,998
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (3.0%)
California Educational Facilities Authority
2.800%, 04/03/25	6,600	$6,599,870
California Statewide Communities Development Authority
2.950%, 01/14/25	6,000	5,999,859
2.980%, 02/05/25	8,000	7,997,748
TOTAL COMMERCIAL PAPER (Cost $20,600,000)		20,597,477

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $299,546)	299,516	299,546
TOTAL INVESTMENTS — (100.0%)
(Cost $679,715,488)		$679,367,021
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$658,469,998	—	$658,469,998
Commercial Paper	—	20,597,477	—	20,597,477
Investment Companies	$299,546	—	—	299,546
Total Investments in Securities	$299,546	$679,067,475	—	$679,367,021
See accompanying Notes to Financial Statements.
123

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
CALIFORNIA — (99.9%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,319,013
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	860,356
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	410,667
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	391,806
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,034,508
Berkeley Unified School District (GO) Series D
4.000%, 08/01/44	1,445	1,456,695
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	485,386
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	156,307
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,330	1,370,142
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	431,908
4.000%, 08/01/34	525	544,559
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,060	1,103,612
5.000%, 02/01/34	1,250	1,300,446
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	801,850
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	4,932,005
5.000%, 02/01/27	1,740	1,747,506
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 12/01/27	375	$398,865
5.000%, 12/01/28	500	536,256
5.000%, 11/15/34	3,055	3,226,534
4.000%, 04/01/38	1,600	1,604,295
5.000%, 08/15/41	2,000	2,169,033
5.000%, 12/01/41	855	947,959
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,585	1,630,563
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	539,190
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	706,184
5.000%, 02/01/29	825	870,400
5.000%, 02/01/30	1,000	1,064,775
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	553,014
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,500	1,698,118
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,242,502
5.000%, 02/01/28	5,030	5,386,214
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,790	1,943,032
5.000%, 08/01/35	675	748,833
California State Public Works Board (RB) Series D
5.000%, 05/01/28	3,040	3,270,454
California State University (RB) Series A
5.000%, 11/01/25	1,015	1,037,930
5.000%, 11/01/26	350	367,339
3.250%, 11/01/28	4,000	4,004,140

124

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
3.375%, 11/01/29	5,000	$5,011,122
5.000%, 11/01/31	1,210	1,248,064
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	765,000
4.000%, 11/01/35	2,000	2,019,795
5.000%, 11/01/43	1,500	1,688,817
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,169,889
4.000%, 06/01/26	1,035	1,052,476
5.000%, 03/01/27	1,490	1,520,819
5.000%, 12/01/43	750	825,974
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,881
4.000%, 10/01/28	150	156,905
4.000%, 10/01/29	110	116,150
Cerritos Community College District (GO)
4.000%, 08/01/44	750	755,450
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	447,339
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,635	2,666,309
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	844,845
5.000%, 08/01/43	435	484,922
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	911,717
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	277,494
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,007,784
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	2,300	2,329,571
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	220	$233,311
5.000%, 06/01/28	205	222,069
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	540,776
5.000%, 05/15/29	410	451,874
City of Oakland (GO) Series A
5.000%, 01/15/25	500	501,796
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	364,329
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,325	2,475,259
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/34	1,500	1,502,229
4.000%, 11/01/35	1,500	1,501,707
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	1,250	1,250,000
4.000%, 11/01/30	1,405	1,433,069
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	262,673
5.000%, 09/01/28	370	394,265
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/44	1,185	1,330,814
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	477,970
5.000%, 08/01/32	340	380,885
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	764,219
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,000	1,006,260

125

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 03/01/27	1,290	$1,362,354
Contra Costa Water District (RB) Series W
5.000%, 10/01/25	400	407,929
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	197,253
County of Sacramento (COP) (AGM)
5.000%, 10/01/28	795	867,618
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	895,218
Culver City Unified School District (GO) Series A
4.000%, 08/01/44	1,415	1,426,452
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	268,810
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	594,500
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	176,371
East Bay Regional Park District (RB)
4.000%, 05/01/44	695	705,488
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	588,654
East Side Union High School District (GO)
5.000%, 08/01/25	275	279,130
5.000%, 08/01/26	325	338,097
El Camino Community College District Fountation (GO) Series E
4.000%, 08/01/43	500	502,891
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,035,208
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Evergreen School District (GO)
3.000%, 08/01/25	1,400	$1,397,580
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series B
5.000%, 10/01/26	250	261,214
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	101,864
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	503,267
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	807,177
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	736,736
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	223,758
Gilroy Unified School District (GO)
4.000%, 08/01/25	100	100,655
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	533,391
4.000%, 08/01/30	1,760	1,796,680
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	509,325
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	420,201
5.000%, 11/01/29	350	385,001
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,478,310
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	327,077

126

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	$177,884
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	267,050
Kern High School District (GO)
5.000%, 08/01/25	670	680,062
Kern High School District (GO) Series A
3.000%, 08/01/26	990	990,200
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,155,498
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	614,584
4.000%, 08/01/26	525	535,881
Lodi Unified School District (GO)
5.000%, 08/01/26	500	519,626
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	346,622
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	706,336
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	152,571
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	218,279
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,200,309
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	619,137
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,259,735
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/29	105	$116,691
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,530	2,728,855
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,155,124
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	194,379
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	347,837
5.000%, 12/01/26	425	446,122
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,045,774
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/29	4,925	4,940,967
5.000%, 07/01/30	2,030	2,288,323
5.000%, 07/01/31	310	324,141
5.000%, 07/01/34	1,250	1,253,461
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	739,950
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	580,252
5.000%, 07/01/41	505	557,692
5.000%, 07/01/43	2,200	2,409,307
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,225	1,373,427

127

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	510	$565,829
5.000%, 07/01/30	300	338,176
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	290	293,677
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,451,207
5.000%, 07/01/28	855	930,846
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	4,188,952
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	840,193
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,010	1,024,217
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	649,945
5.000%, 07/01/34	1,930	2,040,394
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/44	1,840	2,072,834
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,068,011
Los Rios Community College District (GO)
5.000%, 08/01/26	500	520,586
5.000%, 08/01/27	415	442,714
5.000%, 08/01/28	220	239,754
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	895	961,149
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,012,110
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
3.000%, 07/01/28	3,420	$3,468,020
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/25	200	202,908
5.000%, 07/01/40	165	180,025
Mill Valley School District (GO) Series B
4.000%, 08/01/43	600	607,446
4.000%, 08/01/44	520	524,480
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	403,065
4.000%, 08/01/26	400	408,772
4.000%, 08/01/27	250	259,212
4.000%, 08/01/28	510	534,094
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,095	1,180,366
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	80	81,172
5.000%, 08/01/26	220	228,559
5.000%, 08/01/27	120	127,948
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,390,153
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	932,501
4.000%, 08/01/26	475	486,155
Mount San Antonio Community College District (GO) Series D
4.000%, 08/01/44	715	720,787
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/25	400	402,917
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	1,013,117
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	325,000
5.000%, 11/01/30	3,885	4,366,874

128

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,975	$4,127,201
5.000%, 11/01/32	2,630	2,728,439
4.000%, 11/01/34	1,355	1,372,498
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,115	1,128,059
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	209,898
Northern California Sanitation Agencies Financing Authority (RB)
5.000%, 12/01/24	300	300,456
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,001,520
5.000%, 12/01/25	1,000	1,024,453
5.000%, 12/01/26	360	378,416
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	244,685
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,592,075
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,250	1,268,492
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/26	575	597,369
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	1,290	1,309,084
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	519,451
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	612,259
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	559,611
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/41	500	$556,616
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	249,747
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,124,183
Orange County Sanitation District (RB) Series A
5.000%, 02/01/34	965	987,907
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,390,571
5.000%, 08/01/28	345	375,977
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	502,476
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,054,298
Pomona Unified School District (GO)
5.000%, 08/01/27	260	277,220
Poway Unified School District (GO)
4.000%, 08/01/29	1,500	1,500,891
Redlands Unified School District (GO)
5.000%, 07/01/26	300	310,826
5.000%, 07/01/27	535	569,605
Redwood City School District (GO)
5.000%, 08/01/27	50	53,339
5.000%, 08/01/28	85	92,632
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	448,887
Reed Union School District (GO)
4.000%, 08/01/27	460	477,184
Regents of the University of California Medical Center Pooled Revenue (RB) Series K
3.150%, 05/15/47	2,300	2,300,000

129

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series P
5.000%, 05/15/42	1,250	$1,374,519
Riverside County Infrastructure Financing Authority (RB) Series A
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 11/1/24)	165	165,000
5.000%, 11/01/24	935	935,000
5.000%, 11/01/25	1,255	1,280,255
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	240,026
5.000%, 08/01/29	225	250,023
5.000%, 08/01/30	300	338,558
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	793,444
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,525,402
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	938,505
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	453,554
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	820,960
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	263,738
San Bernardino City Unified School District (GO) (AGM) Series H
5.000%, 08/01/40	2,270	2,554,858
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	1,125	$1,125,720
¤ 5.000%, 11/15/26 (Pre-refunded @ $100, 11/15/25)	1,565	1,599,802
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,977,723
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	341,436
5.000%, 05/01/27	160	169,880
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 08/01/43	1,165	1,300,563
5.000%, 10/15/43	500	559,572
San Diego Regional Building Authority (RB) Series A
5.000%, 10/15/27	1,030	1,051,092
San Diego Unified School District (GO) Series B-3
5.000%, 07/01/44	445	497,819
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,669,559
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/43	1,250	1,404,612
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	332,611
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	224,809
San Diego Unified School District (GO) (NPFG) Series D-1
5.500%, 07/01/25	445	452,602
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	349,119

130

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	385	$393,743
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/34	95	96,320
4.000%, 07/01/36	1,175	1,187,125
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	500	515,247
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,196,394
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/35	2,500	2,531,366
5.250%, 10/01/40	4,000	4,573,305
San Francisco Community College District (GO)
5.000%, 06/15/25	805	814,551
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	693,242
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	275	283,880
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,245	2,386,547
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,499,992
4.000%, 06/15/33	2,000	1,982,577
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	$820,749
4.000%, 01/15/34	260	270,182
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	500	558,950
5.000%, 11/01/30	400	453,850
San Jose Unified School District (GO)
5.000%, 08/01/31	1,290	1,309,903
San Juan Unified School District (GO)
3.000%, 08/01/25	1,475	1,474,084
3.000%, 08/01/26	3,135	3,146,810
San Juan Water District (RB)
5.000%, 02/01/26	500	513,082
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/25	125	125,958
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	161,057
5.000%, 11/15/29	250	279,148
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	481,626
5.000%, 09/01/28	420	458,779
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,114,286
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	169,101
4.000%, 11/01/27	140	145,392
4.000%, 11/01/28	145	152,191
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	148,655
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	355,178

131

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara County Financing Authority (RB) Series A
4.000%, 04/01/37	1,010	$1,022,758
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	109,213
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,335,572
5.000%, 08/01/42	1,700	1,875,187
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,015	1,127,883
5.000%, 08/01/30	815	920,679
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	507,883
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,014,009
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/25	965	978,519
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	1,115	1,129,802
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/25	200	200,062
4.000%, 08/01/26	280	286,286
State of California (GO)
5.000%, 12/01/24	750	751,021
5.500%, 02/01/25	1,000	1,005,571
5.000%, 08/01/25	250	253,686
5.000%, 09/01/25	840	853,976
5.000%, 10/01/25	1,750	1,782,509
3.000%, 03/01/26	3,055	3,051,094
5.000%, 08/01/26	4,370	4,539,511
5.000%, 09/01/26	2,290	2,383,837
3.000%, 03/01/27	2,565	2,576,843
3.500%, 08/01/27	2,855	2,910,017
5.000%, 08/01/27	9,895	10,452,105
5.000%, 10/01/27	2,570	2,737,231
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 04/01/28	1,825	$1,961,546
5.000%, 08/01/28	3,570	3,831,134
5.000%, 10/01/28	6,780	7,353,918
5.000%, 11/01/28	1,180	1,256,162
5.000%, 04/01/29	7,280	7,960,208
4.000%, 08/01/29	2,800	2,852,023
5.000%, 10/01/29	1,530	1,574,348
5.000%, 11/01/29	1,210	1,336,219
5.000%, 12/01/29	3,055	3,377,325
5.000%, 09/01/30	1,420	1,470,035
4.000%, 09/01/31	2,000	2,029,875
5.000%, 10/01/31	2,010	2,276,362
5.000%, 08/01/32	1,790	1,848,479
5.000%, 04/01/33	1,940	2,091,086
4.000%, 11/01/33	1,360	1,386,150
4.000%, 11/01/35	1,000	1,016,172
4.000%, 10/01/39	1,500	1,537,520
5.000%, 10/01/39	755	847,448
5.000%, 09/01/41	880	965,761
5.000%, 04/01/42	455	472,928
5.000%, 09/01/43	1,250	1,395,244
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,001,277
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	105	115,397
Stockton Unified School District (COP)
5.000%, 02/01/31	335	353,490
Stockton Unified School District (GO) (AGM) Series A
5.000%, 07/01/27	1,585	1,687,523
Stockton Unified School District (GO) (AGM) Series C
5.000%, 08/01/27	1,260	1,344,145
Sunnyvale School District (GO)
5.000%, 09/01/25	640	651,214
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	420,756
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	524,229
5.000%, 11/01/28	510	555,121

132

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CONTINUED
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AO
5.000%, 05/15/31	1,635	$1,650,215
University of California (RB) Series AV
5.000%, 05/15/32	1,895	1,989,977
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,290,466
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,127,135
University of California (RB) Series BN
5.000%, 05/15/41	2,510	2,831,306
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	507,477
4.000%, 08/01/32	3,000	3,008,766
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	100,886
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	821,422
5.000%, 08/01/30	2,780	2,850,355
	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	$527,033
5.000%, 08/01/26	545	565,064
5.000%, 08/01/27	575	610,334
West Contra Costa Unified School District (GO) (BAM) Series B
5.000%, 08/01/44	365	401,405
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	150,199
Windsor Unified School District (GO)
4.000%, 08/01/26	105	107,050
TOTAL MUNICIPAL BONDS (Cost $413,574,354)		410,799,469

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $208,141)	208,120	208,141
TOTAL INVESTMENTS — (100.0%)
(Cost $413,782,495)		$411,007,610
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$410,799,469	—	$410,799,469
Investment Companies	$208,141	—	—	208,141
Total Investments in Securities	$208,141	$410,799,469	—	$411,007,610
See accompanying Notes to Financial Statements.
133

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
NEW YORK — (99.9%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/06/25	1,020	$1,026,993
Battery Park City Authority (RB) Series B
5.000%, 11/01/24	3,630	3,630,000
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	1,015	1,028,674
Canton Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	965	970,181
City of New York (GO) Series A
5.000%, 08/01/25	1,080	1,094,707
5.000%, 08/01/27	2,035	2,060,145
5.000%, 08/01/31	970	970,472
City of New York (GO) Series A1
4.000%, 08/01/32	1,045	1,054,732
4.000%, 08/01/36	750	753,213
City of New York (GO) Series B-5
4.000%, 10/01/46	850	850,000
City of New York (GO) Series C
5.000%, 08/01/25	2,025	2,052,576
5.000%, 08/01/27	845	848,451
5.000%, 08/01/29	1,610	1,616,332
5.000%, 08/01/31	2,445	2,453,692
City of New York (GO) Series D
4.000%, 12/01/47	400	400,000
City of New York (GO) Series E1
5.000%, 04/01/25	825	830,778
City of New York (GO) Series F-1
5.000%, 08/01/25	440	445,992
5.000%, 06/01/35	750	755,632
City of New York (GO) Series H
5.000%, 01/01/25	1,550	1,553,960
City of North Tonawanda (GO)
4.750%, 05/16/25	750	754,030
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of Rochester (GO) Series II
4.500%, 02/27/25	2,000	$2,006,469
City of Rochester (GO) Series III
5.000%, 07/31/25	2,550	2,582,839
City of Schenectady (GO)
4.500%, 05/02/25	730	734,238
City of Yonkers (GO) (AGM ST AID WITHHLDG) Series B
5.000%, 02/15/26	280	287,551
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
3.000%, 06/15/25	300	298,992
County of Chautauqua (GO) (BAM)
4.000%, 06/01/25	325	326,516
County of Erie (GO) Series A
5.000%, 09/15/25	190	193,359
5.000%, 09/15/26	350	365,137
County of Nassau (GO) Series C
5.000%, 10/01/32	515	538,746
County of Schenectady (GO)
5.000%, 06/15/25	140	141,608
County of Suffolk (GO) (AGM) Series A
5.000%, 02/01/25	1,000	1,004,280
Croton-Harmon Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 06/27/25	875	878,554
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	19,830
East Hampton Union Free School District (GO) (ST AID WITHHLDG) Series B
4.500%, 06/26/25	1,000	1,008,935

134

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CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Elmira City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	650	$655,025
Empire State Development Corp. (RB) Series A
5.000%, 03/15/25	4,105	4,132,945
5.000%, 03/15/30	2,910	2,966,321
5.000%, 03/15/32	905	924,306
4.000%, 03/15/37	3,010	3,018,253
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/25	250	252,340
Geneva City School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	1,040	1,045,410
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/30/25	1,040	1,046,939
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	750	753,196
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/25	560	562,944
Lancaster Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/06/25	1,175	1,183,939
Lewiston-Porter Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/24/25	765	769,641
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	550	550,388
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/24	1,000	1,000,394
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	303,231
5.000%, 07/01/26	1,185	1,199,411
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	$450,508
Naples Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/25/25	1,000	1,005,126
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	520	553,675
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	115	116,753
New York State Dormitory Authority (RB) Series 2015B-C
5.000%, 03/15/41	2,000	2,017,373
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/25)	2,610	2,623,410
5.000%, 03/15/25	2,810	2,828,964
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/25)	860	865,374
5.000%, 03/15/26	1,000	1,028,307
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/25)	1,085	1,091,780
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,250	1,266,028
5.000%, 03/15/33	1,375	1,397,114
5.000%, 07/01/35	1,450	1,467,100
5.000%, 03/15/36	2,000	2,053,534
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/25	615	618,160
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,475	2,487,717
5.000%, 02/15/41	2,000	2,005,984
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/35	1,500	1,505,705

135

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/26	60	$61,657
5.000%, 02/15/30	2,870	2,963,760
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/25	1,015	1,020,215
¤ 4.000%, 03/15/27 (Pre-refunded @ $100, 9/15/25)	3,700	3,734,027
5.000%, 02/15/30	825	828,904
4.000%, 02/15/34	2,500	2,501,879
4.000%, 02/15/35	1,000	998,260
5.000%, 03/15/35	2,070	2,094,020
5.000%, 03/15/36	2,500	2,527,935
New York State Thruway Authority (RB) Series P
5.000%, 01/01/25	520	521,389
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	750	751,839
Niagara Falls City School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/15/25	785	793,823
Niagara Falls City School District (GO) (ST AID WITHHLDG)
4.500%, 07/10/25	500	503,728
North Syracuse Central School District (GO) (ST AID WITHHLDG)
4.250%, 08/01/25	1,000	1,007,258
Oriskany Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/25	1,000	1,007,561
Oswego City School District (GO) (ST AID WITHHLDG)
4.500%, 07/18/25	650	655,273
Port Authority of New York & New Jersey (RB) Series 189
5.000%, 05/01/28	1,315	1,326,574
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	385	389,144
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,525	$1,557,544
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.500%, 06/25/25	250	251,821
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/25	710	714,319
Salmon River Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/27/25	900	904,008
Southampton Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/20/25	750	757,573
Southwestern Central School District (GO) (ST AID WITHHLDG) Series A
4.250%, 06/26/25	1,010	1,016,909
Suffolk County Water Authority (RB)
4.000%, 06/01/31	2,135	2,146,620
Tonawanda City School District (GO) (ST AID WITHHLDG)
4.500%, 06/13/25	1,000	1,007,359
Town of Amherst (GO)
4.000%, 10/30/25	2,500	2,521,154
Town of Babylon (GO)
3.000%, 07/01/25	375	373,528
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	329,019
Town of East Hampton (GO) Series A
4.000%, 08/15/25	535	538,686
Town of Harrison/Village of Harrison (GO)
5.000%, 07/01/25	140	141,747
Town of Hempstead (GO) (AGM)
4.000%, 04/01/28	2,000	2,006,045
Town of Islip (GO)
4.000%, 10/15/29	725	733,696
Town of Monroe (GO)
4.000%, 08/01/25	1,000	1,006,854

136

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CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of North Hempstead (GO) Series A
4.000%, 03/21/25	2,305	$2,311,238
Town of North Hempstead (GO) Series B
4.000%, 09/19/25	525	529,397
Town of Oyster Bay (GO)
4.000%, 08/21/25	1,350	1,358,358
Town of Webster (GO) Series A
4.000%, 08/26/25	1,020	1,026,203
Triborough Bridge & Tunnel Authority (RB) Series C-1
5.000%, 11/15/25	1,240	1,265,658
Triborough Bridge & Tunnel Authority (RB) Series 2008-B-3
5.000%, 11/15/37	1,805	1,829,737
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/25	1,310	1,337,107
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,030	1,039,818
Utica School District (GO) (ST AID WITHHLDG)
4.500%, 07/25/25	1,000	1,009,044
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Village of Garden City (GO)
4.000%, 02/14/25	2,000	$2,004,153
Village of Kings Point (GO)
4.250%, 07/18/25	1,000	1,007,024
Wayne Central School District (GO) (ST AID WITHHLDG)
4.250%, 06/27/25	750	754,579
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/26/25	870	874,927
TOTAL MUNICIPAL BONDS (Cost $137,512,609)		137,326,280

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $72,303)	72,295	72,302
TOTAL INVESTMENTS — (100.0%)
(Cost $137,584,912)		$137,398,582
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$137,326,280	—	$137,326,280
Investment Companies	$72,302	—	—	72,302
Total Investments in Securities	$72,302	$137,326,280	—	$137,398,582
See accompanying Notes to Financial Statements.
137

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$364,166
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	272,974
City of Blaine (GO) Series A
5.000%, 02/01/25	515	517,269
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	345,455
City of Fergus Falls (GO) Series A
5.000%, 02/01/26	250	256,041
City of Minneapolis (GO)
5.000%, 12/01/24	785	786,179
5.500%, 12/01/24	310	310,593
4.000%, 12/01/25	290	293,053
3.000%, 12/01/27	1,450	1,443,793
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	230	238,410
City of Moorhead Public Utility Revenue (RB) Series A
5.000%, 11/01/25	670	682,812
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	707,109
City of St. Paul (GO) Series A
5.000%, 03/01/25	125	125,709
5.000%, 09/01/26	235	244,268
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	150	150,000
City of Waconia (GO) Series A
3.000%, 02/01/26	820	817,864
County of Hennepin (GO) Series C
5.000%, 12/15/25	425	434,850
County of Hennepin (GO) Series A
5.000%, 12/01/24	725	725,978
5.000%, 12/01/31	1,000	1,040,067
County of Hennepin (GO) Series B
5.000%, 12/01/25	525	536,700
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
County of Olmsted (GO) Series A
5.000%, 02/01/25	160	$160,701
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	160	160,661
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	550,711
Hawley Independent School District No. 150 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	115	115,463
Housing & Redevelopment Authority of The City of St. Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	251,763
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	369,603
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	512,393
Metropolitan Council (GO) Series B
5.000%, 12/01/24	260	260,304
5.000%, 12/01/25	100	102,164
5.000%, 03/01/26	410	421,214
Metropolitan Council (GO) Series C
5.000%, 12/01/26	255	266,662
Metropolitan Council (GO) Series E
5.000%, 12/01/25	180	183,895
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	100	100,403
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/33	100	104,197

138

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/25	245	$245,628
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	203,831
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	100	101,516
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,483
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/25	630	633,601
5.000%, 03/01/26	200	205,238
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/26	205	210,369
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	200	200,811
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	216,946
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	135	138,363
Roseville Independent School District No. 623 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	150	153,569
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	150	153,065
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Spring Grove Independent School District No. 297 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	160	$163,966
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	360,429
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	505	507,225
State of Minnesota (GO) Series A
5.000%, 08/01/25	1,015	1,029,495
5.000%, 10/01/25	195	198,512
5.000%, 08/01/26	1,705	1,751,667
5.000%, 08/01/27	365	365,242
5.000%, 08/01/32	175	175,116
State of Minnesota (GO) Series B
5.000%, 08/01/25	450	456,673
5.000%, 10/01/25	355	361,393
5.000%, 10/01/26	105	109,412
State of Minnesota (GO) Series D
5.000%, 08/01/25	690	699,854
5.000%, 08/01/26	425	441,025
5.000%, 10/01/26	150	156,303
State of Minnesota (GO) Series E
5.000%, 08/01/26	130	134,902
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	125	125,500
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	760	778,743
University of Minnesota (RB) Series A
5.000%, 04/01/25	160	161,144
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	814,020
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/25	375	375,988
5.000%, 01/01/26	370	378,567

139

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	$217,791
Willmar Independent School District No. 347 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	300	307,391
TOTAL MUNICIPAL BONDS (Cost $26,639,634)		26,532,202
TOTAL INVESTMENTS — (100.0%)
(Cost $26,639,634)		$26,532,202
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$26,532,202	—	$26,532,202
Total Investments in Securities	—	$26,532,202	—	$26,532,202
See accompanying Notes to Financial Statements.
140

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$375,514
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/29	610	667,771
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	259,688
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	115	125,711
5.000%, 04/01/34	455	494,459
5.000%, 04/01/39	750	805,233
City of Bend (GO)
5.000%, 06/01/41	1,015	1,123,723
5.000%, 06/01/44	385	425,366
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	206,641
5.000%, 12/01/30	350	361,182
City of Cottage Grove (GO)
5.000%, 09/01/26	515	534,101
4.000%, 06/01/29	100	104,035
City of Eugene (GO) Series A
5.000%, 06/01/36	250	282,587
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/43	215	237,703
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	250	269,117
City of Lake Oswego (GO)
5.000%, 12/01/26	250	261,220
4.000%, 06/01/41	500	501,020
5.000%, 06/01/43	725	805,429
City of Medford (GO)
4.000%, 06/01/40	375	382,151
City of Medford Sewer Revenue (RB) (BAM)
4.000%, 06/01/44	500	489,044
City of Newberg (GO)
4.000%, 12/01/25	120	121,072
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series A
5.000%, 06/15/25	270	$273,153
5.000%, 03/01/26	115	117,846
5.000%, 06/01/26	700	723,695
5.000%, 04/01/27	925	973,519
5.000%, 06/01/27	540	570,360
3.000%, 06/15/28	150	149,204
4.000%, 04/01/32	225	228,512
City of Portland (GO) Series B
5.000%, 06/01/25	620	626,734
5.000%, 06/01/26	850	878,772
5.000%, 06/15/26	485	501,889
5.000%, 06/15/30	405	434,233
City of Portland (GO) Series C
5.000%, 06/15/25	160	161,869
City of Portland (GO) Series D
5.000%, 04/01/28	250	268,514
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	700	722,992
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/25	525	528,890
5.000%, 04/01/27	365	384,145
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	86,528
City of Salem (GO)
5.000%, 06/01/25	445	449,627
5.000%, 06/01/26	235	242,696
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	890	899,254
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/26	280	284,203
4.000%, 04/01/27	280	287,031
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/27	150	151,625

141

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	$258,222
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	135	135,652
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	350	372,177
5.000%, 06/15/36	200	210,983
5.000%, 06/15/41	470	491,479
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	550	556,083
5.000%, 06/15/33	335	350,635
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	340	344,042
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	270	282,286
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	300,871
5.000%, 06/15/29	500	546,219
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	75,813
County of Multnomah (GO)
5.000%, 06/01/29	290	305,844
4.000%, 06/01/37	385	388,529
County of Multnomah (GO) Series A
5.000%, 06/15/28	515	556,054
5.000%, 06/15/29	1,110	1,217,649
County of Washington (GO)
4.000%, 03/01/30	1,020	1,033,267
	Face Amount	Value†
	(000)
OREGON — (Continued)
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	1,130	$1,168,075
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	259,987
5.000%, 01/01/32	340	362,071
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,325	1,397,792
4.000%, 06/15/34	230	237,675
4.000%, 06/15/40	400	404,130
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	620	627,458
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	522,988
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	61,758
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,033,387
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	614,569
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	630	637,140
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	430	463,077

142

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Metro (GO)
5.000%, 06/01/26	1,155	$1,193,007
5.000%, 06/01/28	215	231,593
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,151,075
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	910	960,675
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	445	459,779
5.000%, 06/15/27	295	312,195
5.000%, 06/15/29	835	916,360
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	637,163
5.000%, 06/15/27	1,000	1,012,009
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	153,422
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	438,490
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	160,901
Portland Community College District (GO)
5.000%, 06/15/26	950	981,704
5.000%, 06/15/31	455	468,265
5.000%, 06/15/33	1,155	1,186,826
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	358,041
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	555	587,088
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,345	1,421,647
State of Oregon (GO) Series A
5.000%, 05/01/27	730	770,508
5.000%, 05/01/29	275	301,051
	Face Amount	Value†
	(000)
OREGON — (Continued)
4.000%, 05/01/38	250	$254,300
5.000%, 05/01/42	270	294,576
5.000%, 05/01/43	270	296,446
5.250%, 05/01/44	75	84,620
State of Oregon (GO) Series B
5.000%, 08/01/33	950	961,103
State of Oregon (GO) Series C
5.000%, 06/01/26	420	434,027
5.000%, 06/01/31	855	898,220
5.000%, 06/01/35	1,365	1,427,760
State of Oregon (GO) Series D
5.000%, 06/01/28	305	328,431
5.000%, 05/01/29	535	551,086
State of Oregon (GO) Series F
5.000%, 05/01/25	335	338,023
5.000%, 08/01/25	240	243,410
5.000%, 08/01/27	1,495	1,586,550
5.000%, 05/01/31	530	544,834
5.000%, 05/01/32	1,185	1,216,237
5.000%, 05/01/34	500	512,441
State of Oregon (GO) Series G
5.000%, 12/01/33	1,000	1,040,031
5.000%, 08/01/41	350	389,497
State of Oregon (GO) Series H
5.000%, 06/01/25	265	267,834
5.000%, 06/01/27	380	392,438
5.000%, 06/01/29	365	376,718
State of Oregon (GO) Series N
5.000%, 05/01/27	380	401,086
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	460	480,653
5.000%, 11/15/27	600	632,824
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	235	238,611
5.000%, 09/01/26	790	821,457
5.000%, 09/01/34	335	362,622
3.250%, 10/01/34	420	402,369
5.000%, 09/01/38	540	577,916

143

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	435	$441,797
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	111,827
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	438,567
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/40	190	201,144
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	275	290,036
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	390	403,455
5.000%, 06/15/30	360	398,559
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	615	649,727
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	660	$667,218
Washington County Clean Water Services (RB)
5.000%, 10/01/25	480	488,639
5.000%, 10/01/27	535	569,230
5.000%, 10/01/28	330	357,592
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	564,256
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	437,965
TOTAL MUNICIPAL BONDS (Cost $71,289,739)		70,071,901
TOTAL INVESTMENTS — (100.0%)
(Cost $71,289,739)		$70,071,901
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$70,071,901	—	$70,071,901
Total Investments in Securities	—	$70,071,901	—	$70,071,901
See accompanying Notes to Financial Statements.
144

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,542,853	$312,289	$551,610	$1,489,672
Segregated Cash for Swaps Contracts	15,060	1,670	—	—
Cash	—	—	—	749
Receivables:
Investment Securities Sold	1,917	—	—	8,108
Dividends and Interest	20,950	4,364	6,479	23,195
Fund Shares Sold	2,978	429	80	1,365
Unrealized Gain on Swap Contracts	54,924	8,355	—	—
Prepaid Expenses and Other Assets	25	15	6	15
Total Assets	1,638,707	327,122	558,175	1,523,104
LIABILITIES:
Payables:
Due to Custodian	15,060	1,670	—	—
Investment Securities Purchased	7,815	2,727	2,790	22,182
Fund Shares Redeemed	2,954	—	983	567
Due to Advisor	273	55	73	191
Unrealized Loss on Swap Contracts	259	90	—	—
Accrued Expenses and Other Liabilities	107	26	38	114
Total Liabilities	26,468	4,568	3,884	23,054
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,612,239	$322,554	$554,291	$1,500,050
Institutional Class Shares — based on net assets of $1,612,239; $322,554; $554,291 and $1,500,050, respectively and shares outstanding of 148,822,963, 29,982,163, 55,470,351 and 147,632,071, respectively, $0.01 Par Value (1)	$10.83	$10.76	$9.99	$10.16
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000
Investment Securities at Cost	$1,547,547	$312,605	$564,724	$1,491,207
NET ASSETS CONSIST OF:
Paid-In Capital	$1,542,320	$310,516	$577,233	$1,506,342
Total Distributable Earnings (Loss)	69,919	12,038	(22,942)	(6,292)
NET ASSETS	$1,612,239	$322,554	$554,291	$1,500,050
See accompanying Notes to Financial Statements.
145

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,358,057	$426,853	$189,541	$679,367
Cash	—	—	734	—
Receivables:
Dividends and Interest	17,599	5,597	2,971	9,136
Fund Shares Sold	5,449	36	127	889
Prepaid Expenses and Other Assets	8	21	17	8
Total Assets	1,381,113	432,507	193,390	689,400
LIABILITIES:
Payables:
Investment Securities Purchased	—	3,435	2,021	7,691
Fund Shares Redeemed	1,525	352	17	914
Due to Advisor	183	61	25	85
Accrued Expenses and Other Liabilities	76	34	24	47
Total Liabilities	1,784	3,882	2,087	8,737
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,379,329	$428,625	$191,303	$680,663
Institutional Class Shares — based on net assets of $1,379,329; $428,625; $191,303 and $680,663, respectively and shares outstanding of 137,369,254, 45,380,063, 19,186,354 and 66,721,245, respectively, $0.01 Par Value (1)	$10.04	$9.45	$9.97	$10.20
(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	500,000,000	1,000,000,000
Investment Securities at Cost	$1,369,364	$436,304	$189,561	$679,715
NET ASSETS CONSIST OF:
Paid-In Capital	$1,409,866	$444,562	$191,752	$686,496
Total Distributable Earnings (Loss)	(30,537)	(15,937)	(449)	(5,833)
NET ASSETS	$1,379,329	$428,625	$191,303	$680,663
See accompanying Notes to Financial Statements.
146

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$411,008	$137,399	$26,532	$70,072
Cash	—	—	380	321
Receivables:
Investment Securities Sold	—	3,305	—	—
Dividends and Interest	5,189	1,671	354	1,143
Fund Shares Sold	485	693	—	—
Prepaid Expenses and Other Assets	16	8	9	11
Total Assets	416,698	143,076	27,275	71,547
LIABILITIES:
Payables:
Investment Securities Purchased	2,163	1,066	308	—
Fund Shares Redeemed	107	229	12	—
Due to Advisor	56	21	2	10
Accrued Expenses and Other Liabilities	36	9	8	7
Total Liabilities	2,362	1,325	330	17
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$414,336	$141,751	$26,945	$71,530
Institutional Class Shares — based on net assets of $414,336; $141,751; $26,945 and $71,530, respectively and shares outstanding of 40,128,206, 13,995,527, 2,742,454 and 7,316,280, respectively, $0.01 Par Value (1)	$10.33	$10.13	$9.83	$9.78
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000
Investment Securities at Cost	$413,782	$137,585	$26,640	$71,290
NET ASSETS CONSIST OF:
Paid-In Capital	$430,213	$142,296	$27,299	$73,672
Total Distributable Earnings (Loss)	(15,877)	(545)	(354)	(2,142)
NET ASSETS	$414,336	$141,751	$26,945	$71,530
See accompanying Notes to Financial Statements.
147

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$42,647	$8,505	$9,137	$45,613
Total Investment Income	42,647	8,505	9,137	45,613
Expenses
Investment Management Fees	3,258	613	916	2,359
Accounting & Transfer Agent Fees	416	99	170	388
Custodian Fees	—	—	6	17
Filing Fees	42	21	46	51
Shareholders' Reports	41	23	30	50
Directors’/Trustees’ Fees & Expenses	13	3	4	13
Professional Fees	29	5	9	26
Previously Waived Fees Recovered by Advisor (Note C)	—	—	11	—
Other	846	117	20	45
Total Expenses	4,645	881	1,212	2,949
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	10	—
Fees Paid Indirectly (Note C)	11	43	25	78
Net Expenses	4,634	838	1,177	2,871
Net Investment Income (Loss)	38,013	7,667	7,960	42,742
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(664)	(167)	(3,180)	(132)
Swap Contracts	23,215	4,617	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	26,564	3,722	24,449	12,117
Swap Contracts	(17,345)	(3,518)	—	—
Net Realized and Unrealized Gain (Loss)	31,770	4,654	21,269	11,985
Net Increase (Decrease) in Net Assets Resulting from Operations	$69,783	$12,321	$29,229	$54,727

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
148

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$33,089	$10,320	$5,676	$18,643
Income from Securities Lending, Net	—	—	—	1
Total Investment Income	33,089	10,320	5,676	18,644
Expenses
Investment Management Fees	2,271	807	327	1,110
Accounting & Transfer Agent Fees	345	133	73	184
Custodian Fees	14	7	5	9
Filing Fees	37	40	22	23
Shareholders' Reports	41	24	21	31
Directors’/Trustees’ Fees & Expenses	11	3	1	5
Professional Fees	24	7	3	11
Previously Waived Fees Recovered by Advisor (Note C)	—	—	3	—
Other	40	13	8	24
Total Expenses	2,783	1,034	463	1,397
Fees Waived, Expenses Reimbursed by Advisor (Note C)	51	107	9	45
Fees Paid Indirectly (Note C)	24	3	4	63
Net Expenses	2,708	924	450	1,289
Net Investment Income (Loss)	30,381	9,396	5,226	17,355
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(3,087)	(572)	(43)	(142)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	62,066	15,258	1,416	7,493
Net Realized and Unrealized Gain (Loss)	58,979	14,686	1,373	7,351
Net Increase (Decrease) in Net Assets Resulting from Operations	$89,360	$24,082	$6,599	$24,706

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
149

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$9,389	$4,043	$641	$1,384
Total Investment Income	9,389	4,043	641	1,384
Expenses
Investment Management Fees	682	282	70	171
Accounting & Transfer Agent Fees	133	48	18	32
Custodian Fees	5	3	1	1
Filing Fees	22	19	18	20
Shareholders' Reports	25	21	21	21
Directors’/Trustees’ Fees & Expenses	4	1	—	—
Professional Fees	7	2	—	2
Other	15	8	5	6
Total Expenses	893	384	133	253
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	31	47	44
Fees Paid Indirectly (Note C)	—	22	12	23
Net Expenses	893	331	74	186
Net Investment Income (Loss)	8,496	3,712	567	1,198
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(560)	(70)	(20)	(141)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	17,970	1,472	500	2,420
Net Realized and Unrealized Gain (Loss)	17,410	1,402	480	2,279
Net Increase (Decrease) in Net Assets Resulting from Operations	$25,906	$5,114	$1,047	$3,477

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
150

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,013	$30,231	$7,667	$4,620	$7,960	$6,786	$42,742	$30,512
Net Realized Gain (Loss) on:
Investment Securities Sold	(664)	(25,803)	(167)	(5,792)	(3,180)	(3,754)	(132)	(4,404)
Swap Contracts	23,215	27,009	4,617	5,757	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	26,564	38,866	3,722	8,906	24,449	5,432	12,117	26,412
Swap Contracts	(17,345)	(28,334)	(3,518)	(5,805)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	69,783	41,969	12,321	7,686	29,229	8,464	54,727	52,520
Distributions:
Institutional Class Shares	(37,840)	(30,121)	(7,617)	(4,536)	(7,827)	(6,717)	(42,125)	(30,453)
Capital Share Transactions (1):
Shares Issued	340,224	604,593	101,305	67,451	122,453	260,522	223,432	476,056
Shares Issued in Lieu of Cash Distributions	37,575	29,981	7,594	4,528	7,788	6,683	40,858	29,488
Shares Redeemed	(413,183)	(817,942)	(72,488)	(82,928)	(184,343)	(251,555)	(426,596)	(1,032,770)
Net Increase (Decrease) from Capital Share Transactions	(35,384)	(183,368)	36,411	(10,949)	(54,102)	15,650	(162,306)	(527,226)
Total Increase (Decrease) in Net Assets	(3,441)	(171,520)	41,115	(7,799)	(32,700)	17,397	(149,704)	(505,159)
Net Assets
Beginning of Year	1,615,680	1,787,200	281,439	289,238	586,991	569,594	1,649,754	2,154,913
End of Year	$1,612,239	$1,615,680	$322,554	$281,439	$554,291	$586,991	$1,500,050	$1,649,754
(1) Shares Issued and Redeemed:
Shares Issued	31,551	56,505	9,451	6,349	12,271	26,511	22,008	47,277
Shares Issued in Lieu of Cash Distributions	3,484	2,801	708	426	782	681	4,027	2,925
Shares Redeemed	(38,311)	(76,379)	(6,761)	(7,811)	(18,516)	(25,660)	(42,017)	(102,513)
Net Increase (Decrease) from Shares Issued and Redeemed	(3,276)	(17,073)	3,398	(1,036)	(5,463)	1,532	(15,982)	(52,311)
See accompanying Notes to Financial Statements.
151

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA Short-Term Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,381	$26,357	$9,396	$5,890	$5,226	$3,926	$17,355	$14,168
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,087)	(12,478)	(572)	(1,791)	(43)	(352)	(142)	(2,930)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,066	16,621	15,258	2,633	1,416	1,608	7,493	10,321
Net Increase (Decrease) in Net Assets Resulting from Operations	89,360	30,500	24,082	6,732	6,599	5,182	24,706	21,559
Distributions:
Institutional Class Shares	(30,188)	(26,160)	(9,256)	(5,810)	(5,096)	(3,957)	(17,296)	(13,988)
Capital Share Transactions (1):
Shares Issued	239,755	481,321	119,799	249,675	54,951	56,451	152,505	441,427
Shares Issued in Lieu of Cash Distributions	27,951	24,542	8,560	5,371	5,096	3,955	17,181	13,858
Shares Redeemed	(356,581)	(761,756)	(82,357)	(152,536)	(39,493)	(92,418)	(215,279)	(582,714)
Net Increase (Decrease) from Capital Share Transactions	(88,875)	(255,893)	46,002	102,510	20,554	(32,012)	(45,593)	(127,429)
Total Increase (Decrease) in Net Assets	(29,703)	(251,553)	60,828	103,432	22,057	(30,787)	(38,183)	(119,858)
Net Assets
Beginning of Year	1,409,032	1,660,585	367,797	264,365	169,246	200,033	718,846	838,704
End of Year	$1,379,329	$1,409,032	$428,625	$367,797	$191,303	$169,246	$680,663	$718,846
(1) Shares Issued and Redeemed:
Shares Issued	23,911	48,836	12,721	26,915	5,520	5,683	14,975	43,698
Shares Issued in Lieu of Cash Distributions	2,787	2,487	908	579	512	399	1,688	1,370
Shares Redeemed	(35,613)	(77,392)	(8,763)	(16,510)	(3,967)	(9,293)	(21,142)	(57,682)
Net Increase (Decrease) from Shares Issued and Redeemed	(8,915)	(26,069)	4,866	10,984	2,065	(3,211)	(4,479)	(12,614)
See accompanying Notes to Financial Statements.
152

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,496	$7,627	$3,712	$2,522	$567	$386	$1,198	$901
Net Realized Gain (Loss) on:
Investment Securities Sold	(560)	(6,916)	(70)	(226)	(20)	(159)	(141)	(383)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,970	7,713	1,472	1,321	500	423	2,420	466
Net Increase (Decrease) in Net Assets Resulting from Operations	25,906	8,424	5,114	3,617	1,047	650	3,477	984
Distributions:
Institutional Class Shares	(8,473)	(7,560)	(3,685)	(2,479)	(561)	(383)	(1,184)	(889)
Capital Share Transactions (1):
Shares Issued	74,734	232,910	52,402	39,762	6,047	7,532	12,787	24,683
Shares Issued in Lieu of Cash Distributions	8,458	7,544	3,618	2,427	561	383	1,175	885
Shares Redeemed	(105,806)	(313,801)	(52,904)	(59,269)	(7,369)	(14,669)	(9,996)	(21,097)
Net Increase (Decrease) from Capital Share Transactions	(22,614)	(73,347)	3,116	(17,080)	(761)	(6,754)	3,966	4,471
Total Increase (Decrease) in Net Assets	(5,181)	(72,483)	4,545	(15,942)	(275)	(6,487)	6,259	4,566
Net Assets
Beginning of Year	419,517	492,000	137,206	153,148	27,220	33,707	65,271	60,705
End of Year	$414,336	$419,517	$141,751	$137,206	$26,945	$27,220	$71,530	$65,271
(1) Shares Issued and Redeemed:
Shares Issued	7,254	23,001	5,180	3,954	618	776	1,310	2,571
Shares Issued in Lieu of Cash Distributions	821	742	358	242	57	39	121	92
Shares Redeemed	(10,263)	(30,944)	(5,227)	(5,895)	(751)	(1,516)	(1,031)	(2,194)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,188)	(7,201)	311	(1,699)	(76)	(701)	400	469
See accompanying Notes to Financial Statements.
153

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio					DFA California Municipal Real Return Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.62	$10.56	$10.91	$10.21	$9.99	$10.59	$10.47	$10.76	$10.10	$10.02
Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.19	0.12	0.11	0.15	0.27	0.17	0.09	0.09	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21	0.06	(0.36)	0.70	0.22	0.17	0.12	(0.29)	0.66	0.08
Total from Investment Operations	0.46	0.25	(0.24)	0.81	0.37	0.44	0.29	(0.20)	0.75	0.20
Less Distributions:
Net Investment Income	(0.25)	(0.19)	(0.11)	(0.11)	(0.15)	(0.27)	(0.17)	(0.09)	(0.09)	(0.12)
Return of Capital	—	—	—	—	—	—	—	—	—	(0.00)*
Total Distributions	(0.25)	(0.19)	(0.11)	(0.11)	(0.15)	(0.27)	(0.17)	(0.09)	(0.09)	(0.12)
Net Asset Value, End of Year	$10.83	$10.62	$10.56	$10.91	$10.21	$10.76	$10.59	$10.47	$10.76	$10.10
Total Return	4.38%	2.39%	(2.22%)	8.00%	3.77%	4.16%	2.74%	(1.91%)	7.41%	2.04%
Net Assets, End of Year (thousands)	$1,612,239	$1,615,680	$1,787,200	$1,153,419	$856,386	$322,554	$281,439	$289,238	$214,216	$156,192
Ratio of Expenses to Average Net Assets	0.24%	0.24%	0.24%	0.24%	0.24%	0.25%	0.23%	0.26%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.24%	0.24%	0.24%	0.26%	0.26%	0.26%	0.26%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.33%	1.79%	1.07%	1.08%	1.51%	2.50%	1.59%	0.84%	0.86%	1.19%
Portfolio Turnover Rate	104%	62%	26%	14%	34%	87%	61%	27%	24%	21%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
154

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio					DFA Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$9.63	$9.59	$10.37	$10.50	$10.33	$10.08	$9.98	$10.16	$10.19	$10.18
Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.11	0.09	0.11	0.15	0.28	0.17	0.04	0.03	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.36	0.04	(0.78)	(0.13)	0.17	0.07	0.10	(0.18)	(0.03)	0.01
Total from Investment Operations	0.50	0.15	(0.69)	(0.02)	0.32	0.35	0.27	(0.14)	—	0.10
Less Distributions:
Net Investment Income	(0.14)	(0.11)	(0.09)	(0.11)	(0.15)	(0.27)	(0.17)	(0.04)	(0.03)	(0.09)
Total Distributions	(0.14)	(0.11)	(0.09)	(0.11)	(0.15)	(0.27)	(0.17)	(0.04)	(0.03)	(0.09)
Net Asset Value, End of Year	$9.99	$9.63	$9.59	$10.37	$10.50	$10.16	$10.08	$9.98	$10.16	$10.19
Total Return	5.17%	1.53%	(6.71%)	(0.23%)	3.11%	3.55%	2.75%	(1.36%)	(0.03%)	1.02%
Net Assets, End of Year (thousands)	$554,291	$586,991	$569,594	$648,588	$527,633	$1,500,050	$1,649,754	$2,154,913	$2,436,433	$2,633,204
Ratio of Expenses to Average Net Assets	0.21%	0.20%	0.21%	0.23%	0.23%	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%	0.21%	0.22%	0.23%	0.23%	0.18%	0.19%	0.20%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.11%	0.85%	1.02%	1.43%	2.72%	1.68%	0.43%	0.29%	0.88%
Portfolio Turnover Rate	39%	26%	34%	15%	33%	186%	103%	75%	67%	140%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
155

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio					DFA Selective State Municipal Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Sep 30, 2020Ʊ to Oct 31, 2020

Net Asset Value, Beginning of Period	$9.63	$9.63	$10.43	$10.58	$10.38	$9.08	$8.95	$10.00	$9.99	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.17	0.14	0.14	0.16	0.22	0.16	0.09	0.06	—
Net Gains (Losses) on Securities (Realized and Unrealized)	0.40	—	(0.80)	(0.15)	0.20	0.37	0.12	(1.05)	0.01	(0.01)
Total from Investment Operations	0.62	0.17	(0.66)	(0.01)	0.36	0.59	0.28	(0.96)	0.07	(0.01)
Less Distributions:
Net Investment Income	(0.21)	(0.17)	(0.14)	(0.14)	(0.16)	(0.22)	(0.15)	(0.09)	(0.06)	(— )
Total Distributions	(0.21)	(0.17)	(0.14)	(0.14)	(0.16)	(0.22)	(0.15)	(0.09)	(0.06)	—
Net Asset Value, End of Period	$10.04	$9.63	$9.63	$10.43	$10.58	$9.45	$9.08	$8.95	$10.00	$9.99
Total Return	6.51%	1.69%	(6.36%)	(0.11%)	3.47%	6.48%	3.12%	(9.67%)	0.66%	(0.10%)(B)
Net Assets, End of Period (thousands)	$1,379,329	$1,409,032	$1,660,585	$2,133,305	$2,044,065	$428,625	$367,797	$264,365	$267,126	$85,450
Ratio of Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.22%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%	0.20%	0.20%	0.22%	0.23%	0.26%	0.25%	0.27%	0.34%	0.34%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.14%	1.67%	1.38%	1.35%	1.50%	2.33%	1.67%	0.93%	0.64%	0.11%(C)(D)
Portfolio Turnover Rate	41%	40%	21%	9%	31%	77%	77%	36%	3%	—(B )
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
156

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Short-Term Selective State Municipal Bond Portfolio			DFA California Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Period Apr 12, 2022Ʊ to Oct 31, 2022	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Period	$9.89	$9.84	$10.00	$10.10	$10.01	$10.25	$10.29	$10.30
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.23	0.10	0.25	0.17	0.06	0.06	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	0.06	(0.17)	0.10	0.09	(0.24)	(0.05)	(0.01)
Total from Investment Operations	0.36	0.29	(0.07)	0.35	0.26	(0.18)	0.01	0.08
Less Distributions:
Net Investment Income	(0.28)	(0.24)	(0.09)	(0.25)	(0.17)	(0.06)	(0.05)	(0.09)
Return of Capital	—	—	—	—	—	—	—	(0.00)*
Total Distributions	(0.28)	(0.24)	(0.09)	(0.25)	(0.17)	(0.06)	(0.05)	(0.09)
Net Asset Value, End of Period	$9.97	$9.89	$9.84	$10.20	$10.10	$10.01	$10.25	$10.29
Total Return	3.67%	2.94%	(0.75%)(B)	3.55%	2.56%	(1.80%)	0.05%	0.82%
Net Assets, End of Period (thousands)	$191,303	$169,246	$200,033	$680,663	$718,846	$838,704	$872,821	$1,036,970
Ratio of Expenses to Average Net Assets	0.25%	0.24%	0.25%(C)(D)	0.19%	0.19%	0.19%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%	0.32%	0.30%(C)(D)	0.21%	0.20%	0.19%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.36%	1.75%(C)(D)	2.50%	1.64%	0.57%	0.58%	0.87%
Portfolio Turnover Rate	182%	90%	17%(B)	171%	115%	65%	55%	83%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
157

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio					DFA NY Municipal Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$9.91	$9.94	$10.73	$10.85	$10.72	$10.03	$9.95	$10.23	$10.29	$10.26
Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.16	0.11	0.12	0.15	0.27	0.17	0.06	0.08	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.42	(0.03)	(0.79)	(0.13)	0.13	0.10	0.08	(0.28)	(0.07)	0.03
Total from Investment Operations	0.63	0.13	(0.68)	(0.01)	0.28	0.37	0.25	(0.22)	0.01	0.14
Less Distributions:
Net Investment Income	(0.21)	(0.16)	(0.11)	(0.11)	(0.15)	(0.27)	(0.17)	(0.06)	(0.07)	(0.11)
Return of Capital	—	—	—	—	(0.00)*	—	—	—	—	—
Total Distributions	(0.21)	(0.16)	(0.11)	(0.11)	(0.15)	(0.27)	(0.17)	(0.06)	(0.07)	(0.11)
Net Asset Value, End of Year	$10.33	$9.91	$9.94	$10.73	$10.85	$10.13	$10.03	$9.95	$10.23	$10.29
Total Return	6.34%	1.28%	(6.36%)	(0.07%)	2.66%	3.68%	2.50%	(2.17%)	0.10%	1.39%
Net Assets, End of Year (thousands)	$414,336	$419,517	$492,000	$650,729	$568,867	$141,751	$137,206	$153,148	$122,934	$110,128
Ratio of Expenses to Average Net Assets	0.21%	0.20%	0.20%	0.23%	0.23%	0.23%	0.24%	0.25%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%	0.20%	0.20%	0.23%	0.23%	0.27%	0.26%	0.25%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.56%	1.05%	1.07%	1.38%	2.63%	1.67%	0.62%	0.79%	1.07%
Portfolio Turnover Rate	46%	77%	32%	10%	33%	182%	133%	36%	54%	91%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
158

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA MN Municipal Bond Portfolio					DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Period	$9.66	$9.58	$10.00	$10.15	$10.05	$9.44	$9.42	$10.14	$10.21	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.13	0.08	0.08	0.11	0.17	0.13	0.06	0.05	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.17	0.08	(0.42)	(0.10)	0.10	0.34	0.02	(0.72)	(0.08)	0.21
Total from Investment Operations	0.37	0.21	(0.34)	(0.02)	0.21	0.51	0.15	(0.66)	(0.03)	0.30
Less Distributions:
Net Investment Income	(0.20)	(0.13)	(0.08)	(0.08)	(0.11)	(0.17)	(0.13)	(0.06)	(0.04)	(0.09)
Net Realized Gains	—	—	—	(0.05)	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—	—	(0.00)*
Total Distributions	(0.20)	(0.13)	(0.08)	(0.13)	(0.11)	(0.17)	(0.13)	(0.06)	(0.04)	(0.09)
Net Asset Value, End of Period	$9.83	$9.66	$9.58	$10.00	$10.15	$9.78	$9.44	$9.42	$10.14	$10.21
Total Return	3.82%	2.18%	(3.40%)	(0.18%)	2.13%	5.41%	1.54%	(6.51%)	(0.25%)	3.03%
Net Assets, End of Period (thousands)	$26,945	$27,220	$33,707	$40,844	$38,103	$71,530	$65,271	$60,705	$54,243	$39,413
Ratio of Expenses to Average Net Assets	0.26%	0.28%	0.32%	0.32%	0.30%	0.27%	0.30%	0.32%	0.32%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.47%	0.43%	0.38%	0.41%	0.37%	0.36%	0.34%	0.34%	0.37%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.33%	0.82%	0.83%	1.05%	1.75%	1.33%	0.66%	0.45%	0.87%
Portfolio Turnover Rate	45%	27%	44%	20%	27%	13%	19%	30%	8%	11%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
159

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.
Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.
160

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2024, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.16%
DFA Short-Term Municipal Bond Portfolio	0.15%
DFA Intermediate-Term Municipal Bond Portfolio	0.16%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
161

DFA California Short-Term Municipal Bond Portfolio	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.16%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2025. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2024, waived fees/assumed expenses during the year ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Municipal Real Return Portfolio (1)	0.27%	—	—
DFA California Municipal Real Return Portfolio (2)	0.30%	—	—
DFA Municipal Bond Portfolio (1)	0.21%	$11	$10
DFA Short-Term Municipal Bond Portfolio (3)	0.30%	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.19%	—	51
DFA Selective State Municipal Bond Portfolio (1)	0.23%	—	107
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	3	9
DFA California Short-Term Municipal Bond Portfolio (1)	0.19%	—	45
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	—	31
DFA MN Municipal Bond Portfolio (1)	0.30%	—	47
DFA Oregon Municipal Bond Portfolio (1)	0.30%	—	44

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and The DFA Short Term Investment Fund, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the
Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense
Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the
Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense

162

Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	Total
DFA Municipal Bond Portfolio	$—	$2	$10	$12
DFA Intermediate-Term Municipal Bond Portfolio	—	—	51	51
DFA Selective State Municipal Bond Portfolio	102	62	107	271
DFA Short-Term Selective State Municipal Bond Portfolio	5	125	9	139
DFA California Short-Term Municipal Bond Portfolio	—	—	45	45
DFA NY Municipal Bond Portfolio	8	11	32	51
DFA MN Municipal Bond Portfolio	23	31	47	101
DFA Oregon Municipal Bond Portfolio	11	10	44	65

Earned Income Credit:
Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2024, expenses reduced were as follows (amounts in thousands):
Fees Paid Indirectly
DFA Municipal Real Return Portfolio	$11
DFA California Municipal Real Return Portfolio	43
DFA Municipal Bond Portfolio	25
DFA Short-Term Municipal Bond Portfolio	78
DFA Intermediate-Term Municipal Bond Portfolio	24
DFA Selective State Municipal Bond Portfolio	3
DFA Short-Term Selective State Municipal Bond Portfolio	4
DFA California Short-Term Municipal Bond Portfolio	63
DFA NY Municipal Bond Portfolio	22
DFA MN Municipal Bond Portfolio	12
DFA Oregon Municipal Bond Portfolio	23
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amount paid by the Fund to the CCO was $268 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
163

D. Deferred Compensation:
As of October 31, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
DFA Municipal Real Return Portfolio	$4
DFA California Municipal Real Return Portfolio	1
DFA Municipal Bond Portfolio	1
DFA Short-Term Municipal Bond Portfolio	39
DFA Intermediate-Term Municipal Bond Portfolio	4
DFA Selective State Municipal Bond Portfolio	1
DFA Short-Term Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	11
DFA California Intermediate-Term Municipal Bond Portfolio	1
DFA NY Municipal Bond Portfolio	—
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:
For the year ended October 31, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	Other Investment Securities
	Purchases	Sales
DFA Municipal Real Return Portfolio	$1,444,695	$1,416,933
DFA California Municipal Real Return Portfolio	284,792	236,621
DFA Municipal Bond Portfolio	219,657	253,574
DFA Short-Term Municipal Bond Portfolio	2,206,889	2,387,258
DFA Intermediate-Term Municipal Bond Portfolio	573,045	666,175
DFA Selective State Municipal Bond Portfolio	362,892	291,812
DFA Short-Term Selective State Municipal Bond Portfolio	261,712	259,091
DFA California Short-Term Municipal Bond Portfolio	1,069,665	1,121,419
DFA California Intermediate-Term Municipal Bond Portfolio	194,167	215,689
DFA NY Municipal Bond Portfolio	228,670	229,307
DFA MN Municipal Bond Portfolio	11,064	12,652
DFA Oregon Municipal Bond Portfolio	13,554	8,553
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise.
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Accordingly, the permanent differences as of October 31, 2024, can occur as a result of non-deductible expenses, bond amortization, and other book to tax differences, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Municipal Real Return Portfolio
2023	—	—	$30,121	$30,121
2024	—	—	37,840	37,840
DFA California Municipal Real Return Portfolio
2023	—	—	4,536	4,536
2024	—	—	7,617	7,617
DFA Municipal Bond Portfolio
2023	—	—	6,717	6,717
2024	—	—	7,827	7,827
DFA Short-Term Municipal Bond Portfolio
2023	—	—	30,453	30,453
2024	—	—	42,125	42,125
DFA Intermediate-Term Municipal Bond Portfolio
2023	—	—	26,160	26,160
2024	—	—	30,188	30,188
DFA Selective State Municipal Bond Portfolio
2023	—	—	5,810	5,810
2024	—	—	9,256	9,256
DFA Short-Term Selective State Municipal Bond Portfolio
2023	—	—	3,957	3,957
2024	—	—	5,096	5,096
DFA California Short-Term Municipal Bond Portfolio
2023	—	—	13,988	13,988
2024	—	—	17,296	17,296
DFA California Intermediate-Term Municipal Bond Portfolio
2023	—	—	7,560	7,560
2024	—	—	8,473	8,473
DFA NY Municipal Bond Portfolio
2023	—	—	2,479	2,479
2024	—	—	3,685	3,685
DFA MN Municipal Bond Portfolio
2023	—	—	383	383
2024	—	—	561	561
DFA Oregon Municipal Bond Portfolio
2023	—	—	889	889
2024	—	—	1,184	1,184

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As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Municipal Real Return Portfolio	—	$(2,766)	$(2,766)
DFA California Municipal Real Return Portfolio	—	(512)	(512)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Tax-Exempt Net Investment Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Municipal Real Return Portfolio	$1,000	$18,994	—	$49,929	$69,923
DFA California Municipal Real Return Portfolio	223	3,885	—	7,928	12,036
DFA Municipal Bond Portfolio	221	—	$(10,151)	(13,011)	(22,941)
DFA Short-Term Municipal Bond Portfolio	1,324	—	(6,028)	(1,549)	(6,253)
DFA Intermediate-Term Municipal Bond Portfolio	951	—	(20,412)	(11,076)	(30,537)
DFA Selective State Municipal Bond Portfolio	269	—	(6,817)	(9,391)	(15,939)
DFA Short-Term Selective State Municipal Bond Portfolio	202	—	(630)	(20)	(448)
DFA California Short-Term Municipal Bond Portfolio	494	—	(5,968)	(348)	(5,822)
DFA California Intermediate-Term Municipal Bond Portfolio	221	—	(13,375)	(2,725)	(15,879)
DFA NY Municipal Bond Portfolio	112	—	(469)	(187)	(544)
DFA MN Municipal Bond Portfolio	18	—	(263)	(107)	(352)
DFA Oregon Municipal Bond Portfolio	43	—	(968)	(1,217)	(2,142)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
DFA Municipal Bond Portfolio	$10,151
DFA Short-Term Municipal Bond Portfolio	6,028
DFA Intermediate-Term Municipal Bond Portfolio	20,412
DFA Selective State Municipal Bond Portfolio	6,817
DFA Short-Term Selective State Municipal Bond Portfolio	630
DFA California Short-Term Municipal Bond Portfolio	5,968
DFA California Intermediate-Term Municipal Bond Portfolio	13,375
DFA NY Municipal Bond Portfolio	469
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Total
DFA MN Municipal Bond Portfolio	$263
DFA Oregon Municipal Bond Portfolio	968
During the year ended October 31, 2024, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
DFA Municipal Real Return Portfolio	$791
DFA California Municipal Real Return Portfolio	54

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Municipal Real Return Portfolio	$1,492,924	$55,777	$(5,848)	$49,929
DFA California Municipal Real Return Portfolio	304,356	8,714	(781)	7,933
DFA Municipal Bond Portfolio	564,621	643	(13,653)	(13,010)
DFA Short-Term Municipal Bond Portfolio	1,491,221	689	(2,239)	(1,550)
DFA Intermediate-Term Municipal Bond Portfolio	1,369,132	8,028	(19,104)	(11,076)
DFA Selective State Municipal Bond Portfolio	436,243	630	(10,020)	(9,390)
DFA Short-Term Selective State Municipal Bond Portfolio	189,561	128	(148)	(20)
DFA California Short-Term Municipal Bond Portfolio	679,715	531	(879)	(348)
DFA California Intermediate-Term Municipal Bond Portfolio	413,732	2,440	(5,165)	(2,725)
DFA NY Municipal Bond Portfolio	137,586	71	(259)	(188)
DFA MN Municipal Bond Portfolio	26,639	12	(119)	(107)
DFA Oregon Municipal Bond Portfolio	71,289	70	(1,286)	(1,216)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales  or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
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1. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.
Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.
3. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of
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default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios' ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.
Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios' obligation under bankruptcy law to return the excess to the counterparty.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):
Swap Contracts*
DFA Municipal Real Return Portfolio	$1,563,154
DFA California Municipal Real Return Portfolio	294,923

*	Average Notional Value of agreements.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2024	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$54,924	$54,924
DFA California Municipal Real Return Portfolio	8,355	8,355

Liability Derivatives Value
	Total Value at October 31, 2024	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(259)	$(259)
DFA California Municipal Real Return Portfolio	(90)	(90)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.
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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$23,215	$23,215
DFA California Municipal Real Return Portfolio	4,617	4,617

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(17,345)	$(17,345)
DFA California Municipal Real Return Portfolio	(3,518)	(3,518)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.
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The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2024 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Municipal Real Return Portfolio
Citibank, N.A.	$13,542	$13,542	$(98)	—	$(13,240)	$204	$98	$98	$(98)	—	—	—
Bank of America Corp.	39,555	39,555	(145)	$(38,337)	—	1,073	145	145	(145)	—	—	—
Morgan Stanley and Co. International	1,827	1,827	(16)	—	(1,811)	—	16	16	(16)	—	—	—
Total	$54,924	$54,924	$(259)	$(38,337)	$(15,051)	$1,277	$259	$259	$(259)	—	—	—
DFA California Municipal Real Return Portfolio
Bank of America Corp.	$6,560	$6,560	$(88)	$(6,456)	—	$16	$88	$88	$(88)	—	—	—
Citibank, N.A.	1,625	1,625	—	—	$(1,625)	—	—	—	—	—	—	—
Morgan Stanley and Co. International	170	170	(2)	—	—	168	2	2	(2)	—	—	—
Total	$8,355	$8,355	$(90)	$(6,456)	$(1,625)	$184	$90	$90	$(90)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
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There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2024.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2024.
I. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
J. Other:
As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Municipal Real Return Portfolio	2	89%
DFA California Municipal Real Return Portfolio	2	94%
DFA Municipal Bond Portfolio	4	96%
DFA Short-Term Municipal Bond Portfolio	3	88%
DFA Intermediate-Term Municipal Bond Portfolio	3	82%
DFA Selective State Municipal Bond Portfolio	4	91%
DFA Short-Term Selective State Municipal Bond Portfolio	2	98%
DFA California Short-Term Municipal Bond Portfolio	2	94%
DFA California Intermediate-Term Municipal Bond Portfolio	2	96%
DFA NY Municipal Bond Portfolio	2	93%
DFA MN Municipal Bond Portfolio	2	91%
DFA Oregon Municipal Bond Portfolio	2	98%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
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K. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twelve portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA Short-Term Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For each of the periods indicated therein

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

See accompanying Notes to Financial Statements.
176

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

See accompanying Notes to Financial Statements.
177

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
178

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
179

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
180

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable
181

182

DFA-103124-002AM

Annual Financial Statements & Other Information
Year Ended: October 31, 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Global Social Core Equity Portfolio
DFA Social Fixed Income Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 10/31/24
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of October 31, 2024.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (9.0%)
*	Advantage Solutions, Inc.	5,830	$17,840
	Alphabet, Inc. (GOOG US), Class C	136,025	23,490,157
	Alphabet, Inc. (GOOGL US), Class A	155,524	26,611,712
*	AMC Networks, Inc., Class A	3,200	25,920
*	Anterix, Inc.	2,629	85,390
	AT&T, Inc.	215,858	4,865,439
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	15,268
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,636	222,678
	ATN International, Inc.	2,936	61,539
*	Bandwidth, Inc., Class A	3,555	69,323
	Cable One, Inc.	630	215,183
*	Cardlytics, Inc.	4,280	18,447
*	Cargurus, Inc.	12,627	391,690
*	Cars.com, Inc.	11,231	179,584
*	Charter Communications, Inc., Class A	12,170	3,987,014
*	Cinemark Holdings, Inc.	19,740	587,265
	Comcast Corp., Class A	169,746	7,412,808
*	Consolidated Communications Holdings, Inc.	11,459	53,112
*	EchoStar Corp., Class A	2,477	62,074
	Electronic Arts, Inc.	10,581	1,596,144
*	Emerald Holding, Inc.	2,098	8,266
*	Eventbrite, Inc., Class A	9,003	28,810
*	EW Scripps Co., Class A	11,745	39,404
	Fox Corp. (FOX US), Class B	22,965	894,716
	Fox Corp. (FOXA US), Class A	21,922	920,724
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Frontier Communications Parent, Inc.	30,219	$1,079,725
*	Gaia, Inc.	4,112	21,917
*	Gannett Co., Inc.	7,700	36,113
*	Gogo, Inc.	19,177	125,609
	Gray Television, Inc. (GTN US)	16,887	96,425
*	Harte Hanks, Inc.	1,613	11,468
	IDT Corp., Class B	3,200	150,176
*	IMAX Corp.	5,208	126,554
*	Integral Ad Science Holding Corp.	19,742	233,745
	Interpublic Group of Cos., Inc.	44,421	1,305,977
	Iridium Communications, Inc.	14,903	437,105
	John Wiley & Sons, Inc. (WLY US), Class A	4,171	205,630
	John Wiley & Sons, Inc. (WLYB US), Class B	312	15,413
*	Liberty Broadband Corp. (LBRDA US), Class A	1,324	106,225
*	Liberty Broadband Corp. (LBRDK US), Class C	5,558	449,198
*	Liberty Global Ltd. (LBTYA US), Class A	17,919	354,975
*	Liberty Global Ltd. (LBTYK US), Class C	16,703	344,416
*	Liberty Latin America Ltd. (LILA US), Class A	22,700	222,233
*	Liberty Latin America Ltd. (LILAK US), Class C	26,706	258,514
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	2,380	176,691

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	16,793	$1,340,753
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	1,829	103,777
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	4,562	266,238
*	Lions Gate Entertainment Corp. (LGF/A US), Class A	39,115	309,009
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	19,401	136,777
*	Live Nation Entertainment, Inc.	9,557	1,119,507
*	Madison Square Garden Entertainment Corp.	4,462	186,110
*	Madison Square Garden Sports Corp.	2,119	471,901
*	Magnite, Inc.	27,185	339,269
	Marcus Corp.	4,915	92,746
*	Match Group, Inc.	7,824	281,899
	Meta Platforms, Inc., Class A	95,778	54,361,677
*	Netflix, Inc.	6,654	5,030,624
	New York Times Co., Class A	16,868	941,909
	News Corp. (NWS US), Class B	15,297	444,225
	News Corp. (NWSA US), Class A	34,396	937,291
	Nexstar Media Group, Inc.	6,119	1,076,454
*	Nextdoor Holdings, Inc.	33,158	80,242
	Omnicom Group, Inc.	20,901	2,111,001
#	Paramount Global (PARA US), Class B	6,813	74,534
#	Paramount Global (PARAA US), Class A	1,096	23,991
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Pinterest, Inc., Class A	18,404	$585,063
*	PubMatic, Inc., Class A	9,293	136,654
*	QuinStreet, Inc.	8,852	185,892
*	Reservoir Media, Inc.	3,267	27,214
*	ROBLOX Corp., Class A	3,481	180,037
*	Roku, Inc.	10,806	692,448
	Saga Communications, Inc., Class A	728	10,199
	Scholastic Corp.	5,578	138,502
	Shenandoah Telecommunications Co.	9,059	125,377
	Shutterstock, Inc.	2,636	84,589
	Sinclair, Inc.	8,466	146,208
#	Sirius XM Holdings, Inc.	15,314	408,271
*	Snap, Inc., Class A	60,911	740,678
*	SPAR Group, Inc.	2,229	5,372
*	Sphere Entertainment Co.	4,238	177,191
	Spok Holdings, Inc.	2,587	40,280
*	Spotify Technology SA	200	77,020
*	Stagwell, Inc.	9,231	57,325
*	Take-Two Interactive Software, Inc.	8,537	1,380,604
*	TechTarget, Inc.	3,475	100,584
	TEGNA, Inc.	34,128	560,723
	Telephone & Data Systems, Inc.	15,952	474,572
*	Thryv Holdings, Inc.	6,877	98,891
*	TKO Group Holdings, Inc.	5,446	635,929
	T-Mobile U.S., Inc.	22,634	5,051,003
	Townsquare Media, Inc., Class A	1,300	12,740
*	Trade Desk, Inc., Class A	4,976	598,165
*	Travelzoo	2,000	34,200
*	TripAdvisor, Inc.	16,213	260,057
*	TrueCar, Inc.	9,598	37,528
*	U.S. Cellular Corp.	7,373	454,914
	Verizon Communications, Inc.	185,206	7,802,729
*	Vimeo, Inc.	25,441	121,354
	Walt Disney Co.	45,499	4,377,004
*	Warner Bros Discovery, Inc.	121,526	988,006

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Warner Music Group Corp., Class A	2,759	$88,178
*	WideOpenWest, Inc.	11,172	55,748
*	Yelp, Inc.	8,113	276,978
*	Zedge, Inc., Class B	300	924
*	Ziff Davis, Inc.	5,822	269,384
TOTAL COMMUNICATION SERVICES			174,847,085
CONSUMER DISCRETIONARY — (11.9%)
*	1-800-Flowers.com, Inc., Class A	5,186	43,148
*	Abercrombie & Fitch Co., Class A	10,546	1,389,857
	Academy Sports & Outdoors, Inc.	9,579	487,188
	Acushnet Holdings Corp.	10,245	628,018
*	Adient PLC	16,293	318,202
	ADT, Inc.	51,199	368,633
*	Adtalem Global Education, Inc.	8,366	676,977
	Advance Auto Parts, Inc.	2,745	97,969
*	Airbnb, Inc., Class A	3,754	506,002
	A-Mark Precious Metals, Inc.	3,926	152,525
*	Amazon.com, Inc.	230,584	42,980,858
*	American Axle & Manufacturing Holdings, Inc.	18,883	106,689
	American Eagle Outfitters, Inc.	27,268	534,180
*	American Public Education, Inc.	1,609	24,409
*	America's Car-Mart, Inc.	1,100	42,944
*	Aptiv PLC	17,646	1,002,822
	Aramark	25,829	977,111
	Arhaus, Inc.	6,381	54,111
*	Asbury Automotive Group, Inc.	3,077	701,064
	Autoliv, Inc.	13,399	1,244,499
*	AutoNation, Inc.	8,776	1,364,405
*	AutoZone, Inc.	312	938,808
	Bassett Furniture Industries, Inc.	1,200	17,268
	Bath & Body Works, Inc.	13,702	388,863
*	Beazer Homes USA, Inc.	6,024	185,298
	Best Buy Co., Inc.	24,808	2,243,387
*	Beyond, Inc.	6,900	44,229
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Biglari Holdings, Inc. (BH US), Class B	39	$6,642
*	Biglari Holdings, Inc. (BH/A US), Class A	42	35,625
	Booking Holdings, Inc.	672	3,142,440
*	Boot Barn Holdings, Inc.	4,393	547,148
	BorgWarner, Inc.	28,072	944,061
*	Bright Horizons Family Solutions, Inc.	7,018	936,692
	Brunswick Corp.	11,366	906,325
	Buckle, Inc.	7,748	329,755
	Build-A-Bear Workshop, Inc.	2,800	106,652
*	Burlington Stores, Inc.	6,894	1,708,126
	Caleres, Inc.	6,757	201,696
	Camping World Holdings, Inc., Class A	4,963	99,558
*	Capri Holdings Ltd.	7,065	139,463
*	CarMax, Inc.	15,617	1,130,358
*	Carnival Corp.	42,176	927,872
	Carriage Services, Inc.	2,352	87,941
	Carter's, Inc.	3,820	208,954
*	Carvana Co.	4,734	1,170,766
*	Cavco Industries, Inc.	1,219	499,540
	Century Communities, Inc.	5,591	495,698
*	Champion Homes, Inc.	7,662	676,018
*	Chewy, Inc., Class A	4,025	108,554
*	Chipotle Mexican Grill, Inc.	45,650	2,545,900
#	Choice Hotels International, Inc.	4,659	649,977
*	Citi Trends, Inc.	1,812	34,229
	Columbia Sportswear Co.	8,651	696,146
*	Cooper-Standard Holdings, Inc.	2,917	36,608
#	Cracker Barrel Old Country Store, Inc.	1,300	61,841
*	Crocs, Inc.	8,589	926,066
*	Culp, Inc.	8,100	43,011
	Dana, Inc.	21,319	163,517
*	Deckers Outdoor Corp.	8,946	1,439,322
	Designer Brands, Inc., Class A	1,992	10,378
	Dick's Sporting Goods, Inc.	8,177	1,600,648

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dillard's, Inc., Class A	1,315	$488,549
	Domino's Pizza, Inc.	1,342	555,226
*	DoorDash, Inc., Class A	7,531	1,180,108
*	Dorman Products, Inc.	4,567	520,775
	DR Horton, Inc.	16,225	2,742,025
*	Dream Finders Homes, Inc., Class A	1,142	34,089
*	Dutch Bros, Inc., Class A	1,871	61,968
	eBay, Inc.	37,899	2,179,571
*	El Pollo Loco Holdings, Inc.	3,355	40,998
*	Envela Corp.	5,655	29,745
	Escalade, Inc.	1,450	18,894
	Ethan Allen Interiors, Inc.	4,083	112,977
*	Etsy, Inc.	7,486	385,080
*	Expedia Group, Inc.	8,954	1,399,600
*	Figs, Inc., Class A	16,422	102,638
*	First Watch Restaurant Group, Inc.	6,569	111,640
*	Five Below, Inc.	3,980	377,264
	Flexsteel Industries, Inc.	1,153	67,128
*	Floor & Decor Holdings, Inc., Class A	8,435	869,227
	Foot Locker, Inc.	4,800	111,312
	Ford Motor Co.	275,345	2,833,300
*	Fox Factory Holding Corp.	3,696	133,019
*	Frontdoor, Inc.	9,721	483,036
*	Funko, Inc., Class A	4,017	47,561
	Gap, Inc.	54,741	1,136,971
	Garmin Ltd.	9,577	1,899,598
*	Garrett Motion, Inc.	11,534	85,698
	General Motors Co.	95,675	4,856,463
*	Genesco, Inc.	800	20,496
	Gentex Corp.	32,760	992,956
*	Gentherm, Inc.	4,760	199,682
	Genuine Parts Co.	12,963	1,486,856
*	G-III Apparel Group Ltd.	9,986	302,376
*	Good Times Restaurants, Inc.	4,704	12,936
*	Goodyear Tire & Rubber Co.	35,081	280,999
	Graham Holdings Co., Class B	645	543,928
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Grand Canyon Education, Inc.	6,048	$829,241
*	Green Brick Partners, Inc.	5,861	404,468
	Group 1 Automotive, Inc.	2,835	1,032,847
	Guess?, Inc.	9,401	159,723
	H&R Block, Inc.	12,911	771,174
	Hamilton Beach Brands Holding Co., Class A	1,000	27,650
*	Hanesbrands, Inc.	32,562	226,306
	Harley-Davidson, Inc.	13,670	436,756
	Hasbro, Inc.	11,646	764,327
	Haverty Furniture Cos., Inc. (HVT US)	3,679	81,490
*	Helen of Troy Ltd.	2,950	187,768
*	Hilton Grand Vacations, Inc.	11,083	408,741
	Hilton Worldwide Holdings, Inc.	5,923	1,391,017
	Home Depot, Inc.	38,755	15,259,781
	Hooker Furnishings Corp.	1,478	23,692
	Hyatt Hotels Corp., Class A	3,805	553,437
	Installed Building Products, Inc.	4,635	1,005,331
*	iRobot Corp.	1,136	9,917
	J Jill, Inc.	763	18,243
	Jack in the Box, Inc.	1,903	93,723
	Johnson Outdoors, Inc., Class A	1,404	44,394
	KB Home	13,011	1,021,363
#	Kohl's Corp.	13,574	250,848
	Kontoor Brands, Inc.	7,419	635,289
	Krispy Kreme, Inc.	16,823	191,278
	Lakeland Industries, Inc.	1,000	18,590
*	Lands' End, Inc.	2,914	45,866
*	Landsea Homes Corp.	3,823	39,683
*	Latham Group, Inc.	5,100	33,150
	Laureate Education, Inc.	25,916	445,237
	La-Z-Boy, Inc.	8,766	333,546
	LCI Industries	3,843	427,649
	Lear Corp.	7,499	718,104
*	Legacy Housing Corp.	3,926	97,365
	Leggett & Platt, Inc.	7,426	89,112
	Lennar Corp. (LEN US), Class A	18,210	3,101,163

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp. (LENB US), Class B	1,637	$262,444
	Levi Strauss & Co., Class A	5,853	100,028
*	LGI Homes, Inc.	5,999	609,258
*	Life Time Group Holdings, Inc.	19,907	443,528
	Lifetime Brands, Inc.	1,970	11,347
*	Lincoln Educational Services Corp.	3,900	51,792
*	Lindblad Expeditions Holdings, Inc.	4,594	43,413
	Lithia Motors, Inc.	3,209	1,066,575
	LKQ Corp.	22,819	839,511
*	Lovesac Co.	2,551	74,387
	Lowe's Cos., Inc.	7,518	1,968,438
*	Lululemon Athletica, Inc.	4,994	1,487,713
	Macy's, Inc.	40,978	628,603
*	Malibu Boats, Inc., Class A	3,621	162,510
	Marine Products Corp.	839	7,895
*	MarineMax, Inc.	4,347	126,628
	Marriott International, Inc., Class A	279	72,546
	Marriott Vacations Worldwide Corp.	4,685	360,886
*	MasterCraft Boat Holdings, Inc.	1,200	20,832
*	Mattel, Inc.	34,542	703,966
	McDonald's Corp.	9,488	2,771,540
	Meritage Homes Corp.	3,285	595,242
*	Mister Car Wash, Inc.	4,934	37,054
*	Modine Manufacturing Co.	8,908	1,049,095
*	Mohawk Industries, Inc.	6,452	866,310
	Monro, Inc.	7,175	196,667
	Movado Group, Inc.	2,400	44,328
	Murphy USA, Inc.	3,253	1,588,928
	Nathan's Famous, Inc.	600	50,538
	NIKE, Inc., Class B	36,607	2,823,498
	Nordstrom, Inc.	13,141	297,118
*	Norwegian Cruise Line Holdings Ltd.	37,092	939,911
*	NVR, Inc.	306	2,800,760
*	ODP Corp.	6,656	206,536
#*	Ollie's Bargain Outlet Holdings, Inc.	7,765	713,060
*	OneSpaWorld Holdings Ltd.	15,856	277,639
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	OneWater Marine, Inc., Class A	1,156	$25,166
*	O'Reilly Automotive, Inc.	783	902,909
	Oxford Industries, Inc.	2,746	199,415
	Papa John's International, Inc.	3,244	169,953
	Patrick Industries, Inc.	3,524	443,954
	Penske Automotive Group, Inc.	7,385	1,111,959
	Perdoceo Education Corp.	10,364	231,635
	Phinia, Inc.	5,614	261,500
*	Planet Fitness, Inc., Class A	7,032	552,153
*	Playa Hotels & Resorts NV	28,625	243,312
	Polaris, Inc.	8,071	564,244
	Pool Corp.	3,024	1,093,599
*	Potbelly Corp.	2,600	19,188
	PulteGroup, Inc.	27,318	3,538,501
	PVH Corp.	8,268	814,067
#*	QuantumScape Corp.	45,792	235,829
	Ralph Lauren Corp.	5,141	1,017,558
*	Revolve Group, Inc.	5,809	144,179
*	RH	2,525	803,076
#*	Rivian Automotive, Inc., Class A	37,464	378,386
	Rocky Brands, Inc.	402	8,177
	Ross Stores, Inc.	26,336	3,679,666
*	Royal Caribbean Cruises Ltd.	22,055	4,551,049
*	Sally Beauty Holdings, Inc.	16,454	213,902
	Service Corp. International	23,706	1,935,595
*	Shake Shack, Inc., Class A	3,578	435,335
	SharkNinja, Inc.	11,583	1,068,068
	Shoe Carnival, Inc.	5,946	203,769
	Signet Jewelers Ltd.	8,025	735,732
	Six Flags Entertainment Corp.	2,373	93,520
*	Skechers USA, Inc., Class A	15,605	959,083
	Sonic Automotive, Inc., Class A	4,084	231,685
*	Sonos, Inc.	12,142	152,139
	Standard Motor Products, Inc.	2,454	78,994
	Starbucks Corp.	13,795	1,347,771
	Steven Madden Ltd.	10,477	471,151

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stitch Fix, Inc., Class A	5,700	$17,984
*	Stoneridge, Inc.	5,645	39,459
	Strategic Education, Inc.	5,466	475,323
*	Strattec Security Corp.	437	16,409
*	Stride, Inc.	7,870	734,114
	Superior Group of Cos., Inc.	1,686	24,869
*	Sweetgreen, Inc., Class A	13,058	471,394
*»	Tandy Leather Factory, Inc.	2,345	10,248
	Tapestry, Inc.	37,120	1,761,344
*	Taylor Morrison Home Corp.	18,726	1,282,731
	Tempur Sealy International, Inc.	18,249	874,310
*	Tesla, Inc.	34,503	8,620,575
#	Thor Industries, Inc.	7,132	742,299
*	Tile Shop Holdings, Inc.	3,000	19,830
	TJX Cos., Inc.	47,808	5,403,738
	Toll Brothers, Inc.	12,854	1,882,340
*	TopBuild Corp.	3,342	1,180,996
*	Topgolf Callaway Brands Corp.	15,000	145,650
	Tractor Supply Co.	8,563	2,273,562
	Travel & Leisure Co.	8,926	426,752
*	Tri Pointe Homes, Inc.	18,514	748,521
*	Ulta Beauty, Inc.	4,070	1,501,749
*	Under Armour, Inc. (UA US), Class C	34,811	275,007
*	Under Armour, Inc. (UAA US), Class A	27,100	231,705
*	Unifi, Inc.	2,302	14,088
*	United Parks & Resorts, Inc.	7,087	372,989
*	Universal Electronics, Inc.	1,080	9,515
*	Universal Technical Institute, Inc.	6,933	115,365
	Upbound Group, Inc.	8,566	250,470
*	Urban Outfitters, Inc.	15,120	543,564
	Vail Resorts, Inc.	2,032	336,682
*	Valvoline, Inc.	18,186	732,532
*	Vera Bradley, Inc.	3,191	15,987
	VF Corp.	27,613	571,865
*	Victoria's Secret & Co.	8,853	267,892
*	Visteon Corp.	3,795	342,499
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Warby Parker, Inc., Class A	8,945	$151,439
	Wendy's Co.	29,829	570,032
	Weyco Group, Inc.	1,047	35,242
	Whirlpool Corp.	7,562	782,743
	Williams-Sonoma, Inc.	17,998	2,414,072
	Wingstop, Inc.	2,643	760,365
	Winmark Corp.	400	149,156
	Winnebago Industries, Inc.	5,225	292,809
	Wolverine World Wide, Inc.	2,201	33,873
	Worthington Enterprises, Inc.	9,015	345,274
	Wyndham Hotels & Resorts, Inc.	12,173	1,075,119
*	YETI Holdings, Inc.	9,484	333,932
	Yum! Brands, Inc.	10,390	1,362,752
*	Zumiez, Inc.	1,507	31,044
TOTAL CONSUMER DISCRETIONARY			232,308,901
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	59,212	1,071,737
	Alico, Inc.	1,900	46,569
	Andersons, Inc.	5,770	261,958
	B&G Foods, Inc.	16,500	140,580
*	BellRing Brands, Inc.	13,094	861,978
*	BJ's Wholesale Club Holdings, Inc.	18,829	1,595,381
	Bunge Global SA	15,306	1,286,010
	Calavo Growers, Inc.	2,336	62,091
	Cal-Maine Foods, Inc.	6,197	543,973
	Campbell Soup Co.	25,208	1,175,953
	Casey's General Stores, Inc.	5,347	2,106,825
*	Celsius Holdings, Inc.	11,371	342,040
*	Central Garden & Pet Co. (CENT US)	1,889	64,793
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	311,711
*	Chefs' Warehouse, Inc.	5,711	227,983
	Clorox Co.	6,969	1,104,935
	Coca-Cola Co.	147,192	9,613,110
	Coca-Cola Consolidated, Inc.	1,395	1,568,343
	Colgate-Palmolive Co.	26,939	2,524,454
	Conagra Brands, Inc.	42,676	1,235,043

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	16,126	$14,097,027
*	Coty, Inc., Class A	78,311	582,634
*	Darling Ingredients, Inc.	13,380	523,292
	Dole PLC	3,516	56,783
	Dollar General Corp.	18,570	1,486,343
*	Dollar Tree, Inc.	18,984	1,227,126
	Edgewell Personal Care Co.	7,236	252,898
*	elf Beauty, Inc.	1,825	192,081
	Energizer Holdings, Inc.	7,887	252,936
	Flowers Foods, Inc.	27,084	602,077
	Fresh Del Monte Produce, Inc.	6,820	218,990
*	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	4,933	653,820
	General Mills, Inc.	27,442	1,866,605
*	Grocery Outlet Holding Corp.	12,918	184,727
*	Hain Celestial Group, Inc.	6,001	52,389
*	Herbalife Ltd.	2,000	15,100
*	HF Foods Group, Inc.	3,253	11,125
	Hormel Foods Corp.	35,158	1,074,077
	Ingles Markets, Inc., Class A	2,804	179,063
	Ingredion, Inc.	8,097	1,074,958
	Interparfums, Inc.	4,043	489,486
	J&J Snack Foods Corp.	2,427	398,319
	J.M. Smucker Co.	10,430	1,183,909
	John B Sanfilippo & Son, Inc.	1,772	146,208
	Kellanova	29,840	2,406,596
	Kenvue, Inc.	63,900	1,465,227
	Keurig Dr. Pepper, Inc.	66,195	2,181,125
	Kimberly-Clark Corp.	15,718	2,109,041
	Kraft Heinz Co.	54,692	1,829,994
	Kroger Co.	79,338	4,424,680
*	Laird Superfood, Inc.	1,600	11,520
	Lamb Weston Holdings, Inc.	8,426	654,616
	Lancaster Colony Corp.	3,245	563,332
	Lifevantage Corp.	2,233	27,287
*	Lifeway Foods, Inc.	2,012	53,539
	Limoneira Co.	1,403	35,973
*	Mama's Creations, Inc.	3,339	24,876
	McCormick & Co., Inc. (MKC US)	11,409	892,640
		Shares	Value†
CONSUMER STAPLES — (Continued)
	McCormick & Co., Inc. (MKC/V US)	180	$14,130
	Medifast, Inc.	1,536	28,232
*	Mission Produce, Inc.	6,009	70,906
*	Monster Beverage Corp.	10,435	549,716
	National Beverage Corp.	9,767	441,371
	Natural Grocers by Vitamin Cottage, Inc.	2,161	59,168
	Natural Health Trends Corp.	2,028	12,148
*	Nature's Sunshine Products, Inc.	1,300	16,458
	Nu Skin Enterprises, Inc., Class A	949	5,874
	Oil-Dri Corp. of America	877	59,504
	PepsiCo, Inc.	54,910	9,119,453
*	Pilgrim's Pride Corp.	13,041	631,706
*	Post Holdings, Inc.	9,291	1,014,670
	PriceSmart, Inc.	4,535	376,768
	Reynolds Consumer Products, Inc.	18,613	501,620
	Seaboard Corp.	76	210,217
*	Seneca Foods Corp. (SENEA US), Class A	1,000	61,830
*»	Seneca Foods Corp. (SENEB US), Class B	301	18,832
*	Simply Good Foods Co.	14,479	487,363
	SpartanNash Co.	5,706	120,054
	Spectrum Brands Holdings, Inc.	7,263	650,910
*	Sprouts Farmers Market, Inc.	18,120	2,327,152
	Sysco Corp.	34,608	2,593,870
	Target Corp.	23,431	3,515,587
	Tootsie Roll Industries, Inc.	5,090	148,475
*	TreeHouse Foods, Inc.	8,555	311,231
	Tyson Foods, Inc., Class A	16,052	940,487
*	U.S. Foods Holding Corp.	31,803	1,960,655
*	United Natural Foods, Inc.	2,825	57,461
	United-Guardian, Inc.	2,729	36,214
*	USANA Health Sciences, Inc.	3,697	136,567

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Utz Brands, Inc.	10,999	$189,403
	Village Super Market, Inc., Class A	770	21,976
*	Vita Coco Co., Inc.	7,460	220,891
*	Vital Farms, Inc.	4,758	165,007
	Walgreens Boots Alliance, Inc.	22,750	215,215
	Walmart, Inc.	127,113	10,416,910
	WD-40 Co.	1,807	473,560
	Weis Markets, Inc.	4,404	276,968
	WK Kellogg Co.	6,481	107,779
TOTAL CONSUMER STAPLES			108,214,224
ENERGY — (2.4%)
	Adams Resources & Energy, Inc.	99	2,754
	Archrock, Inc.	27,974	560,039
	Ardmore Shipping Corp.	7,998	112,852
	Baker Hughes Co.	71,609	2,726,871
*	Bristow Group, Inc.	4,847	160,775
	Cactus, Inc., Class A	8,938	529,934
*	Centrus Energy Corp., Class A	2,438	253,089
	Cheniere Energy, Inc.	18,350	3,511,823
*	Clean Energy Fuels Corp.	31,215	88,338
	Core Laboratories, Inc.	2,803	52,977
	CVR Energy, Inc.	10,474	166,537
	Delek U.S. Holdings, Inc.	11,114	174,156
*	DMC Global, Inc.	2,624	26,476
	Energy Services of America Corp.	1,620	18,760
	EnLink Midstream LLC	65,505	972,094
	Epsilon Energy Ltd.	14,303	84,245
	Evolution Petroleum Corp.	4,751	24,468
	Excelerate Energy, Inc., Class A	1,140	27,223
*	Expro Group Holdings NV	17,582	224,170
*	Green Plains, Inc.	4,083	49,935
*	Gulf Island Fabrication, Inc.	11,379	62,698
	Halliburton Co.	58,153	1,613,164
*	Helix Energy Solutions Group, Inc.	26,227	242,600
	Helmerich & Payne, Inc.	14,617	491,131
	HF Sinclair Corp.	21,390	825,868
		Shares	Value†
ENERGY — (Continued)
*	Innovex International, Inc.	5,997	$85,097
	Kinder Morgan, Inc.	115,916	2,841,101
	Kinetik Holdings, Inc.	2,731	132,918
	Liberty Energy, Inc.	23,741	405,259
*	Mammoth Energy Services, Inc.	3,046	13,402
	Marathon Petroleum Corp.	22,320	3,246,890
	Mexco Energy Corp.	1,500	17,625
*	Nabors Industries Ltd.	580	43,158
*	Natural Gas Services Group, Inc.	1,338	26,185
#	New Fortress Energy, Inc.	24,882	209,258
*	Newpark Resources, Inc.	17,425	116,050
	Noble Corp. PLC	13,259	424,023
	NOV, Inc.	44,272	686,659
*	Oceaneering International, Inc.	22,527	549,659
	ONEOK, Inc.	38,245	3,705,176
*	Par Pacific Holdings, Inc.	8,988	138,865
	PBF Energy, Inc., Class A	18,019	513,902
	Phillips 66	22,487	2,739,366
	PHX Minerals, Inc.	8,160	29,458
*	ProFrac Holding Corp., Class A	2,646	15,757
*	ProPetro Holding Corp.	17,564	121,367
	Ranger Energy Services, Inc., Class A	700	9,086
*	REX American Resources Corp.	2,810	125,691
	RPC, Inc.	31,285	177,699
	Schlumberger NV	58,966	2,362,768
*	Seadrill Ltd.	7,695	302,798
	Select Water Solutions, Inc.	18,142	192,305
	Sitio Royalties Corp., Class A	11,501	256,357
	Solaris Energy Infrastructure, Inc.	4,135	54,334
*	Stabilis Solutions, Inc.	600	2,598
	Targa Resources Corp.	16,402	2,738,478
	TechnipFMC PLC	63,942	1,706,612
	Teekay Tankers Ltd., Class A	3,990	190,243
*	TETRA Technologies, Inc.	20,544	68,822

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Texas Pacific Land Corp.	1,493	$1,740,838
#*	Transocean Ltd.	130,233	565,211
*	Uranium Energy Corp.	55,292	410,267
	VAALCO Energy, Inc.	12,756	68,117
*	Valaris Ltd.	9,908	501,345
	Valero Energy Corp.	27,724	3,597,466
*	Weatherford International PLC	9,966	787,314
	Williams Cos., Inc.	27,787	1,455,205
	World Kinect Corp.	10,379	271,411
TOTAL ENERGY			46,649,117
FINANCIALS — (18.4%)
	1st Source Corp.	4,346	257,414
*	Acacia Research Corp.	3,887	17,569
	ACNB Corp.	719	30,198
	Affiliated Managers Group, Inc.	5,675	1,100,382
*	Affinity Bancshares, Inc.	836	17,890
*	Affirm Holdings, Inc.	5,547	243,236
	Aflac, Inc.	23,560	2,468,852
	Alerus Financial Corp.	296	5,988
	Allstate Corp.	16,059	2,995,325
	Ally Financial, Inc.	35,484	1,243,714
	Amalgamated Financial Corp.	6,957	230,729
*	Ambac Financial Group, Inc.	10,409	117,726
	Amerant Bancorp, Inc.	4,494	95,812
*	American Coastal Insurance Corp., Class C	2,127	25,843
	American Express Co.	24,847	6,710,678
	American Financial Group, Inc.	9,291	1,197,889
	American International Group, Inc.	31,687	2,404,410
	Ameriprise Financial, Inc.	9,558	4,877,447
	Ameris Bancorp	11,297	700,301
	AMERISAFE, Inc.	2,885	155,934
	AmeriServ Financial, Inc.	300	837
	Ames National Corp.	629	10,690
	Aon PLC, Class A	5,340	1,959,086
		Shares	Value†
FINANCIALS — (Continued)
	Apollo Global Management, Inc.	6,579	$942,508
*	Arch Capital Group Ltd.	21,896	2,158,070
	ARES Management Corp., Class A	3,884	651,269
	Arrow Financial Corp.	2,582	73,690
	Arthur J Gallagher & Co.	5,871	1,650,925
	Artisan Partners Asset Management, Inc., Class A	9,113	401,883
	Associated Banc-Corp.	24,485	581,274
	Assurant, Inc.	5,558	1,065,469
	Assured Guaranty Ltd.	11,611	969,054
#	Atlantic Union Bankshares Corp.	20,482	774,220
*	Atlanticus Holdings Corp.	1,700	63,223
*	AvidXchange Holdings, Inc.	27,524	226,798
	Axis Capital Holdings Ltd.	14,024	1,097,518
*	Axos Financial, Inc.	9,191	622,415
*	Baldwin Insurance Group, Inc.	6,123	283,250
	Banc of California, Inc.	8,831	135,644
	BancFirst Corp.	5,329	579,316
*	Bancorp, Inc.	11,054	555,574
	Bank of America Corp.	191,202	7,996,109
	Bank of Hawaii Corp.	6,432	464,583
	Bank of New York Mellon Corp.	37,803	2,848,834
	Bank of NT Butterfield & Son Ltd.	4,506	164,784
	Bank of the James Financial Group, Inc.	1,236	16,315
	Bank OZK	18,352	802,900
	Bank7 Corp.	1,736	72,825
	BankFinancial Corp.	2,924	35,644
	BankUnited, Inc.	11,928	421,536
	Bankwell Financial Group, Inc.	700	19,957
	Banner Corp.	5,895	377,516
	Bar Harbor Bankshares	1,390	44,689
	BayCom Corp.	742	18,439
	BCB Bancorp, Inc.	1,023	12,419

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Berkshire Hills Bancorp, Inc.	6,234	$169,752
	BGC Group, Inc., Class A	49,135	460,395
	Blackrock, Inc.	3,651	3,581,741
	Blackstone, Inc.	4,089	685,930
*	Block, Inc.	19,262	1,393,028
*	Blue Foundry Bancorp	2,607	25,627
	BOK Financial Corp.	9,387	997,181
	Bread Financial Holdings, Inc.	7,310	364,403
*	Bridgewater Bancshares, Inc.	3,552	51,859
*	Brighthouse Financial, Inc.	13,022	615,941
	Brightsphere Investment Group, Inc.	5,920	156,229
	Brookline Bancorp, Inc.	9,931	111,724
	Brown & Brown, Inc.	14,333	1,499,805
	Burke & Herbert Financial Services Corp.	1,412	89,436
	Business First Bancshares, Inc.	3,511	91,953
	Byline Bancorp, Inc.	5,176	139,286
	C&F Financial Corp.	500	31,260
	Cadence Bank	25,145	840,597
*	California BanCorp	1,165	16,986
	Camden National Corp.	3,149	132,101
*	Cantaloupe, Inc.	8,673	76,843
	Capital Bancorp, Inc.	758	19,140
	Capital City Bank Group, Inc.	2,300	80,500
	Capital One Financial Corp.	14,834	2,414,827
	Capitol Federal Financial, Inc.	17,901	115,372
	Carlyle Group, Inc.	11,170	558,835
*	Carter Bankshares, Inc.	2,267	41,713
	Cass Information Systems, Inc.	1,795	74,241
	Cathay General Bancorp	11,277	518,516
	Cboe Global Markets, Inc.	6,285	1,342,287
	Central Pacific Financial Corp.	5,527	148,897
	CF Bankshares, Inc.	840	21,319
		Shares	Value†
FINANCIALS — (Continued)
	Charles Schwab Corp.	46,611	$3,301,457
	Chemung Financial Corp.	400	19,112
	Chubb Ltd.	11,212	3,166,717
	Cincinnati Financial Corp.	8,325	1,172,410
	Citigroup, Inc.	51,458	3,302,060
	Citizens & Northern Corp.	1,891	35,778
	Citizens Community Bancorp, Inc.	816	11,530
	Citizens Financial Group, Inc.	33,024	1,390,971
	City Holding Co.	2,529	294,881
	Civista Bancshares, Inc.	1,100	22,407
	CME Group, Inc.	6,383	1,438,473
	CNB Financial Corp.	2,238	56,800
	CNO Financial Group, Inc.	2,154	74,098
*	Coastal Financial Corp.	1,694	106,705
	Cohen & Steers, Inc.	7,636	754,208
*	Coinbase Global, Inc., Class A	1,360	243,780
	Colony Bankcorp, Inc.	790	12,016
	Columbia Banking System, Inc.	2,112	60,213
*	Columbia Financial, Inc.	16,862	288,003
	Comerica, Inc.	11,664	743,113
	Commerce Bancshares, Inc.	14,803	925,187
	Community Financial System, Inc.	5,705	348,804
	Community Trust Bancorp, Inc.	3,416	176,949
	Community West Bancshares	1,784	33,432
	ConnectOne Bancorp, Inc.	7,521	182,309
*	Consumer Portfolio Services, Inc.	4,008	40,120
	Corebridge Financial, Inc.	59,962	1,904,993
*	Corpay, Inc.	7,622	2,513,126
	Crawford & Co. (CRD/A US), Class A	2,549	28,396
	Crawford & Co. (CRD/B US), Class B	3,450	38,571

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Credit Acceptance Corp.	1,972	$838,100
*	CrossFirst Bankshares, Inc.	4,595	72,142
	Cullen/Frost Bankers, Inc.	6,459	822,554
*	Customers Bancorp, Inc.	5,789	267,047
	CVB Financial Corp.	18,732	363,963
	Diamond Hill Investment Group, Inc.	720	108,662
	DigitalBridge Group, Inc.	15,432	242,128
	Dime Community Bancshares, Inc.	3,574	107,470
	Discover Financial Services	21,199	3,146,568
	Donegal Group, Inc. (DGICA US), Class A	5,426	82,258
*	Donnelley Financial Solutions, Inc.	5,910	344,789
	Eagle Bancorp Montana, Inc.	700	11,690
	Eagle Bancorp, Inc.	1,772	46,444
	East West Bancorp, Inc.	16,498	1,608,390
	Eastern Bankshares, Inc.	6,260	102,226
	Employers Holdings, Inc.	4,714	229,666
	Enact Holdings, Inc.	7,302	248,925
*	Encore Capital Group, Inc.	5,940	271,339
*	Enova International, Inc.	5,833	506,946
*	Enstar Group Ltd.	3,348	1,079,730
	Enterprise Financial Services Corp.	6,138	323,595
	Equitable Holdings, Inc.	46,606	2,113,116
	Equity Bancshares, Inc., Class A	2,425	103,038
	Erie Indemnity Co., Class A	1,585	711,411
	Esquire Financial Holdings, Inc.	1,120	74,570
	ESSA Bancorp, Inc.	1,600	30,112
	Essent Group Ltd.	16,067	964,181
*	Euronet Worldwide, Inc.	6,275	617,899
		Shares	Value†
FINANCIALS — (Continued)
	Evercore, Inc., Class A	4,228	$1,116,911
	Everest Group Ltd.	3,191	1,134,752
	EVERTEC, Inc.	11,376	372,678
*	EZCORP, Inc., Class A	8,301	95,378
	F&G Annuities & Life, Inc.	3,005	120,501
	FactSet Research Systems, Inc.	2,511	1,140,145
	Farmers & Merchants Bancorp, Inc.	978	26,514
	Farmers National Banc Corp.	4,026	55,398
	FB Financial Corp.	8,032	395,174
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,582	289,933
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	16	2,325
	Federated Hermes, Inc.	15,549	623,981
	Fidelity D&D Bancorp, Inc.	535	28,088
	Fidelity National Financial, Inc.	22,945	1,380,601
	Fidelity National Information Services, Inc.	38,065	3,415,572
	Fifth Third Bancorp	46,151	2,015,876
	Financial Institutions, Inc.	2,921	70,133
*	Finwise Bancorp	1,129	18,888
	First American Financial Corp.	12,730	816,629
	First BanCorp	36,242	698,746
	First Bancorp, Inc.	1,481	38,358
	First Bancorp/Southern Pines NC	7,528	313,918
	First Bancshares, Inc.	2,718	90,971
	First Bank	916	12,971
	First Busey Corp.	9,676	235,224
	First Business Financial Services, Inc.	989	42,329
	First Citizens BancShares, Inc., Class A	1,105	2,140,772
	First Commonwealth Financial Corp.	19,240	316,306

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Bankshares, Inc.	3,590	$148,841
	First Community Corp.	2,429	57,664
	First Financial Bancorp	24,442	625,226
	First Financial Bankshares, Inc.	15,209	549,653
	First Financial Corp.	2,421	104,006
	First Financial Northwest, Inc.	720	16,200
	First Hawaiian, Inc.	7,411	183,348
	First Horizon Corp.	73,427	1,272,490
	First Internet Bancorp	637	22,276
	First Interstate BancSystem, Inc., Class A	5,452	167,922
	First Merchants Corp.	9,084	336,562
	First Mid Bancshares, Inc.	2,802	106,896
	First National Corp.	673	14,254
	First of Long Island Corp.	2,484	31,236
	First Savings Financial Group, Inc.	516	13,927
	First U.S. Bancshares, Inc.	1,038	12,290
	First United Corp.	1,505	47,769
*	First Western Financial, Inc.	1,204	22,888
	FirstCash Holdings, Inc.	6,303	652,171
*	Fiserv, Inc.	16,352	3,236,061
	Five Star Bancorp	1,778	53,482
	Flushing Financial Corp.	5,263	82,498
	FNB Corp.	72,414	1,050,003
	Franklin Financial Services Corp.	385	12,582
	Franklin Resources, Inc.	28,998	602,288
	FS Bancorp, Inc.	850	37,196
	Fulton Financial Corp.	28,803	521,622
*	FVCBankcorp, Inc.	1,089	14,184
*	Genworth Financial, Inc.	64,487	434,642
	German American Bancorp, Inc.	5,088	206,013
	Glacier Bancorp, Inc.	15,177	791,481
	Global Payments, Inc.	11,906	1,234,771
	Globe Life, Inc.	8,851	934,666
	Goldman Sachs Group, Inc.	9,134	4,729,494
		Shares	Value†
FINANCIALS — (Continued)
*	Goosehead Insurance, Inc., Class A	1,923	$209,415
	Great Southern Bancorp, Inc.	2,505	142,008
	Greene County Bancorp, Inc.	1,200	33,600
*	Greenlight Capital Re Ltd., Class A	3,313	44,659
	Guaranty Bancshares, Inc.	1,320	43,375
	Hamilton Lane, Inc., Class A	4,429	795,626
	Hancock Whitney Corp.	13,378	696,726
	Hanmi Financial Corp.	6,753	154,441
	Hanover Insurance Group, Inc.	5,119	759,301
	HarborOne Bancorp, Inc.	7,463	88,586
	Hartford Financial Services Group, Inc.	30,878	3,410,166
	Hawthorn Bancshares, Inc.	933	26,535
	HBT Financial, Inc.	2,197	46,928
	HCI Group, Inc.	1,645	186,395
	Heartland Financial USA, Inc.	5,213	310,173
	Heritage Commerce Corp.	2,500	24,275
	Heritage Financial Corp.	3,262	74,993
*	Heritage Insurance Holdings, Inc.	1,200	12,420
	Hilltop Holdings, Inc.	12,037	368,693
	Hingham Institution For Savings	290	73,521
	Home Bancorp, Inc.	1,154	54,411
	Home BancShares, Inc.	30,476	831,690
	HomeStreet, Inc.	439	3,975
	HomeTrust Bancshares, Inc.	3,038	100,710
	Hope Bancorp, Inc.	18,988	235,261
	Horace Mann Educators Corp.	6,034	224,706
	Horizon Bancorp, Inc.	6,336	101,503
	Houlihan Lokey, Inc.	6,426	1,110,220
	Huntington Bancshares, Inc.	98,130	1,529,847
*	I3 Verticals, Inc., Class A	2,726	62,671

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp. (IBCP US)	4,359	$142,888
	Independent Bank Corp. (INDB US)	4,394	276,383
	Independent Bank Group, Inc.	4,689	273,650
	Interactive Brokers Group, Inc., Class A	1,424	217,274
	Intercontinental Exchange, Inc.	11,802	1,839,578
	International Bancshares Corp.	10,585	648,437
*	International Money Express, Inc.	4,989	87,757
	Invesco Ltd.	39,558	685,936
	Investar Holding Corp.	909	18,971
	Investors Title Co.	166	38,392
	Jack Henry & Associates, Inc.	9,054	1,647,194
	Jackson Financial, Inc., Class A	9,942	993,703
	Janus Henderson Group PLC	26,159	1,080,628
	Jefferies Financial Group, Inc.	24,349	1,557,849
	JPMorgan Chase & Co.	112,899	25,054,546
	Kearny Financial Corp.	8,353	58,387
	Kemper Corp.	9,402	585,463
	KeyCorp	68,366	1,179,313
*	Kingstone Cos., Inc.	3,700	39,294
	Kinsale Capital Group, Inc.	1,819	778,732
	KKR & Co., Inc.	15,755	2,177,971
	Lake Shore Bancorp, Inc.	170	2,271
	Lakeland Financial Corp.	4,557	296,524
	Landmark Bancorp, Inc.	694	14,567
	Lazard, Inc.	10,839	574,359
	LCNB Corp.	700	10,983
*	LendingClub Corp.	16,290	230,992
*	LendingTree, Inc.	915	52,182
	Lincoln National Corp.	23,496	816,486
	Live Oak Bancshares, Inc.	7,042	279,638
*	loanDepot, Inc., Class A	2,244	4,757
	Loews Corp.	16,173	1,277,020
		Shares	Value†
FINANCIALS — (Continued)
	LPL Financial Holdings, Inc.	8,718	$2,460,045
	M&T Bank Corp.	9,279	1,806,436
	Magyar Bancorp, Inc.	1,027	12,653
*	Maiden Holdings Ltd.	26,100	40,325
	MainStreet Bancshares, Inc.	550	9,499
*	Markel Group, Inc.	744	1,147,255
	MarketAxess Holdings, Inc.	2,331	674,638
*	Marqeta, Inc., Class A	61,470	347,920
	Marsh & McLennan Cos., Inc.	17,186	3,750,673
	Mastercard, Inc., Class A	30,319	15,147,069
	Mercantile Bank Corp.	2,926	125,408
	Merchants Bancorp	6,347	234,458
	Mercury General Corp.	7,944	537,253
	Meridian Corp.	2,200	30,888
	MetLife, Inc.	42,050	3,297,561
	Metrocity Bankshares, Inc.	2,733	80,842
*	Metropolitan Bank Holding Corp.	1,696	90,736
	MGIC Investment Corp.	47,115	1,179,760
	Mid Penn Bancorp, Inc.	1,037	32,759
	Middlefield Banc Corp.	507	14,318
	Midland States Bancorp, Inc.	3,115	77,283
	MidWestOne Financial Group, Inc.	2,900	83,926
	Moelis & Co., Class A	150	9,960
*	Moneylion, Inc.	1,326	56,978
	Moody's Corp.	4,237	1,923,767
	Morgan Stanley	47,540	5,526,525
	Morningstar, Inc.	2,075	680,704
*	Mr. Cooper Group, Inc.	14,074	1,246,253
	MSCI, Inc.	1,839	1,050,437
	MVB Financial Corp.	1,500	28,485
	Nasdaq, Inc.	26,124	1,931,086
	National Bank Holdings Corp., Class A	7,228	324,971
	National Bankshares, Inc.	518	14,804
	Navient Corp.	24,287	345,604
	NBT Bancorp, Inc.	8,266	367,672

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	NCR Atleos Corp.	12,026	$314,841
	Nelnet, Inc., Class A	4,287	483,145
*	NerdWallet, Inc., Class A	5,234	76,887
*	NI Holdings, Inc.	1,752	27,506
	Nicolet Bankshares, Inc.	2,562	260,530
*	NMI Holdings, Inc.	11,846	458,203
	Northeast Bank	772	68,600
	Northeast Community Bancorp, Inc.	1,235	32,061
	Northern Trust Corp.	16,341	1,642,597
	Northfield Bancorp, Inc.	4,776	56,214
	Northrim BanCorp, Inc.	900	58,743
	Northwest Bancshares, Inc.	21,190	281,615
	Oak Valley Bancorp	1,680	45,360
	OceanFirst Financial Corp.	13,247	241,095
	OFG Bancorp	9,654	388,767
*	Old Market Capital Corp.	801	4,806
	Old National Bancorp	43,118	830,453
	Old Republic International Corp.	33,486	1,169,666
	Old Second Bancorp, Inc.	5,387	88,455
	OneMain Holdings, Inc.	17,735	880,897
*	Onity Group, Inc.	1,900	56,468
	OP Bancorp	1,874	27,754
*	Open Lending Corp.	15,948	89,309
*	Oportun Financial Corp.	5,989	16,649
	Oppenheimer Holdings, Inc., Class A	2,271	128,153
*	OptimumBank Holdings, Inc.	2,800	13,328
	Origin Bancorp, Inc.	4,887	153,403
	Orrstown Financial Services, Inc.	1,462	54,737
*	Oscar Health, Inc., Class A	18,696	314,093
*	Oxbridge Re Holdings Ltd.	2,027	5,635
	Pacific Premier Bancorp, Inc.	15,519	395,890
*	Palomar Holdings, Inc.	3,351	300,819
	Park National Corp.	2,477	427,976
		Shares	Value†
FINANCIALS — (Continued)
	Pathfinder Bancorp, Inc.	1	$17
	Pathward Financial, Inc.	5,524	390,878
*	Paymentus Holdings, Inc., Class A	4,088	100,606
*	Payoneer Global, Inc.	25,172	216,983
*	PayPal Holdings, Inc.	25,662	2,034,997
*	Paysign, Inc.	3,076	11,104
	PCB Bancorp	783	14,697
	Peapack-Gladstone Financial Corp.	2,762	88,771
	PennyMac Financial Services, Inc.	7,216	719,291
	Peoples Bancorp of North Carolina, Inc.	800	20,600
	Peoples Bancorp, Inc.	6,903	212,474
	Peoples Financial Services Corp.	400	18,664
	Pinnacle Financial Partners, Inc.	9,851	1,038,788
*	Pioneer Bancorp, Inc.	1,077	12,062
	Piper Sandler Cos.	2,600	737,464
	PJT Partners, Inc., Class A	1,669	231,924
	Plumas Bancorp	618	25,653
	PNC Financial Services Group, Inc.	10,831	2,039,152
*	Ponce Financial Group, Inc.	1,534	17,258
	Popular, Inc.	9,157	817,079
*	PRA Group, Inc.	4,169	84,047
	Preferred Bank	2,495	210,503
	Premier Financial Corp.	6,036	148,848
	Primerica, Inc.	6,170	1,707,918
	Primis Financial Corp.	1,500	16,845
	Princeton Bancorp, Inc.	613	21,529
	Principal Financial Group, Inc.	21,023	1,732,295
*	ProAssurance Corp.	8,341	124,197
	PROG Holdings, Inc.	7,851	342,853
	Progressive Corp.	18,230	4,426,791
	Prosperity Bancshares, Inc.	9,903	724,900
*	Provident Bancorp, Inc.	1,022	10,598
	Provident Financial Holdings, Inc.	1,300	20,235
	Provident Financial Services, Inc.	10,286	192,142

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prudential Financial, Inc.	21,111	$2,585,675
	QCR Holdings, Inc.	2,992	236,667
	Radian Group, Inc.	23,625	824,749
	Raymond James Financial, Inc.	13,610	2,017,274
	RBB Bancorp	2,116	46,975
	Red River Bancshares, Inc.	800	41,776
	Regional Management Corp.	1,515	43,511
	Regions Financial Corp.	63,594	1,517,989
	Reinsurance Group of America, Inc.	6,270	1,323,472
	RenaissanceRe Holdings Ltd.	4,050	1,062,720
	Renasant Corp.	8,886	303,101
*	Repay Holdings Corp.	16,551	131,663
	Republic Bancorp, Inc., Class A	3,438	232,065
*	Rhinebeck Bancorp, Inc.	1,100	10,076
	Richmond Mutual BanCorp, Inc.	807	10,491
	Riverview Bancorp, Inc.	100	474
	RLI Corp.	6,286	980,427
*	Robinhood Markets, Inc., Class A	45,283	1,063,698
*	Rocket Cos., Inc., Class A	3,417	55,014
	S&P Global, Inc.	6,057	2,909,541
	S&T Bancorp, Inc.	7,189	273,038
	Safety Insurance Group, Inc.	2,330	182,357
	Sandy Spring Bancorp, Inc.	6,192	208,299
	SB Financial Group, Inc.	1,000	19,210
	Seacoast Banking Corp. of Florida	12,439	332,121
*	Security National Financial Corp., Class A	3,608	34,853
	SEI Investments Co.	15,022	1,123,045
	Selective Insurance Group, Inc.	8,732	793,040
	ServisFirst Bancshares, Inc.	7,036	584,973
#*	Shift4 Payments, Inc., Class A	8,348	754,993
	Shore Bancshares, Inc.	2,792	40,596
		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	1,944	$55,210
	Silvercrest Asset Management Group, Inc., Class A	800	13,944
	Simmons First National Corp., Class A	21,691	503,231
*	SiriusPoint Ltd.	5,989	78,695
*	Skyward Specialty Insurance Group, Inc.	2,828	125,026
	SLM Corp.	41,993	925,106
	SmartFinancial, Inc.	1,389	46,059
*	SoFi Technologies, Inc.	38,708	432,368
	Sound Financial Bancorp, Inc.	600	31,728
	South Plains Financial, Inc.	1,322	44,551
*	Southern First Bancshares, Inc.	700	26,747
	Southern Missouri Bancorp, Inc.	1,213	71,931
	Southern States Bancshares, Inc.	448	13,937
	Southside Bancshares, Inc.	4,472	144,893
	SouthState Corp.	9,575	933,850
	State Street Corp.	17,636	1,636,621
	Stellar Bancorp, Inc.	4,848	131,963
	StepStone Group, Inc., Class A	7,323	440,332
	Stewart Information Services Corp.	4,362	300,106
	Stifel Financial Corp.	11,171	1,157,539
	Stock Yards Bancorp, Inc.	3,713	239,414
*	StoneX Group, Inc.	5,200	468,208
*	SWK Holdings Corp.	730	11,979
	Synchrony Financial	34,918	1,925,379
	Synovus Financial Corp.	21,201	1,057,294
	T. Rowe Price Group, Inc.	11,607	1,275,145
	Territorial Bancorp, Inc.	1,487	15,227
*	Texas Capital Bancshares, Inc.	6,742	518,797
	TFS Financial Corp.	13,213	169,787
*	Third Coast Bancshares, Inc.	582	18,956
	Timberland Bancorp, Inc.	500	14,440

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	5,339	$108,969
*	Toast, Inc., Class A	8,037	241,351
	Tompkins Financial Corp.	2,047	132,113
	Towne Bank	12,538	407,736
	Tradeweb Markets, Inc., Class A	4,604	584,708
	Travelers Cos., Inc.	16,483	4,053,829
	TriCo Bancshares	5,850	249,970
*	Triumph Financial, Inc.	3,989	352,508
	Truist Financial Corp.	46,845	2,016,677
	TrustCo Bank Corp.	2,732	90,101
	Trustmark Corp.	12,421	431,257
	U.S. Bancorp	43,377	2,095,543
	UMB Financial Corp.	7,738	849,091
	United Bancorp, Inc.	685	8,974
	United Bancshares, Inc.	436	8,938
	United Bankshares, Inc.	38,605	1,454,636
	United Community Banks, Inc.	17,059	485,499
	United Fire Group, Inc.	4,360	85,630
	United Security Bancshares	402	3,554
	Unity Bancorp, Inc.	471	18,218
	Universal Insurance Holdings, Inc.	4,600	91,724
	Univest Financial Corp.	7,001	194,838
	Unum Group	27,492	1,764,437
	USCB Financial Holdings, Inc.	1,231	17,874
	UWM Holdings Corp.	6,222	40,070
	Valley National Bancorp	69,620	659,301
	Value Line, Inc.	213	10,299
*	Velocity Financial, Inc.	3,071	58,994
	Veritex Holdings, Inc.	9,828	265,356
	Victory Capital Holdings, Inc., Class A	5,197	311,456
	Virtu Financial, Inc., Class A	12,280	380,189
	Virtus Investment Partners, Inc.	1,153	249,475
	Visa, Inc., Class A	60,057	17,407,521
	Voya Financial, Inc.	12,824	1,029,767
	W.R. Berkley Corp.	22,477	1,285,010
	WaFd, Inc.	13,049	443,405
	Walker & Dunlop, Inc.	5,376	587,973
		Shares	Value†
FINANCIALS — (Continued)
	Washington Trust Bancorp, Inc.	3,552	$121,230
	Waterstone Financial, Inc.	4,026	59,343
	Webster Financial Corp.	18,016	933,229
	Wells Fargo & Co.	99,638	6,468,499
	WesBanco, Inc.	10,230	321,733
	West BanCorp, Inc.	1,799	38,804
	Westamerica BanCorp	4,585	236,219
	Western Alliance Bancorp	11,765	978,966
	Western New England Bancorp, Inc.	3,241	28,229
	Western Union Co.	38,765	417,111
*	WEX, Inc.	4,644	801,554
	White Mountains Insurance Group Ltd.	520	934,513
	Willis Towers Watson PLC	5,910	1,785,943
	Wintrust Financial Corp.	9,293	1,076,966
	WisdomTree, Inc.	29,766	308,078
*	World Acceptance Corp.	1,196	136,464
	WSFS Financial Corp.	9,479	466,082
	Zions Bancorp NA	19,016	989,973
TOTAL FINANCIALS			357,772,573
HEALTH CARE — (4.7%)
††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	13,137	560,819
*	ACADIA Pharmaceuticals, Inc.	10,353	151,050
*	Accuray, Inc.	3,630	6,280
*	AdaptHealth Corp.	15,164	156,038
*	Addus HomeCare Corp.	2,688	334,441
*	ADMA Biologics, Inc.	28,450	464,019
*	Agios Pharmaceuticals, Inc.	1,170	51,983
††	Albireo Pharma, Inc.	2,691	15,635
*	Alector, Inc.	9,635	47,404
*	Align Technology, Inc.	773	158,488
*	Alkermes PLC	16,685	428,804
*	Amedisys, Inc.	700	66,220

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	American Shared Hospital Services	2,300	$7,222
*	AMN Healthcare Services, Inc.	7,401	280,794
*	AngioDynamics, Inc.	4,532	30,319
*	Anika Therapeutics, Inc.	2,097	35,880
*	Annexon, Inc.	8,814	64,518
*	Arcellx, Inc.	449	37,837
*	Arcturus Therapeutics Holdings, Inc.	4,003	70,973
*	Arcus Biosciences, Inc.	14,314	219,004
*	Artivion, Inc.	5,963	157,006
*	Arvinas, Inc.	8,559	226,214
*	Assembly Biosciences, Inc.	1,154	19,399
*	Astrana Health, Inc.	4,906	263,845
*	Astria Therapeutics, Inc.	7,237	80,910
*	Atea Pharmaceuticals, Inc.	5,020	16,265
*	AtriCure, Inc.	1,635	54,249
*	aTyr Pharma, Inc.	7,570	23,618
*	Aura Biosciences, Inc.	2,600	27,144
*	Avanos Medical, Inc.	5,968	111,482
*	Avantor, Inc.	47,117	1,054,007
*	Axogen, Inc.	3,119	43,666
*	Axonics, Inc.	2,970	208,791
*	Azenta, Inc.	7,240	297,492
	Baxter International, Inc.	27,701	988,926
*	Beam Therapeutics, Inc.	5,981	131,044
*	BioLife Solutions, Inc.	6,025	140,985
*	Biote Corp., Class A	2,427	12,378
*	Bioventus, Inc., Class A	1,455	19,744
*	Black Diamond Therapeutics, Inc.	2,941	8,058
*	Boston Scientific Corp.	40,160	3,374,243
*	Brookdale Senior Living, Inc.	32,479	203,643
	Bruker Corp.	17,862	1,011,168
	Cardinal Health, Inc.	13,018	1,412,713
*	Castle Biosciences, Inc.	4,879	169,155
*	Catalyst Pharmaceuticals, Inc.	17,462	380,672
	Cencora, Inc.	10,171	2,319,802
*	Certara, Inc.	30,344	309,509
		Shares	Value†
HEALTH CARE — (Continued)
	Chemed Corp.	1,845	$996,743
††	Chinook Therapeutics, Inc.	7,288	9,110
*	Codexis, Inc.	4,453	13,982
*	Collegium Pharmaceutical, Inc.	6,381	217,847
	CONMED Corp.	2,358	160,910
*	CorVel Corp.	2,197	654,311
#*	CRISPR Therapeutics AG	17,996	834,834
*	Cross Country Healthcare, Inc.	7,273	82,985
*	Cullinan Therapeutics, Inc.	6,890	107,139
	CVS Health Corp.	42,761	2,414,286
*	DaVita, Inc.	13,037	1,822,703
*	Day One Biopharmaceuticals, Inc.	5,032	74,071
*	Denali Therapeutics, Inc.	8,437	219,025
	Dentsply Sirona, Inc.	1,000	23,170
*	Dexcom, Inc.	2,618	184,517
*	Disc Medicine, Inc.	852	38,187
*	Doximity, Inc., Class A	8,334	347,861
*	Dynavax Technologies Corp.	19,195	227,461
*	Edgewise Therapeutics, Inc.	5,864	196,854
*	Edwards Lifesciences Corp.	15,962	1,069,614
*	Elanco Animal Health, Inc.	39,225	495,804
*	ElectroCore, Inc.	1,190	13,566
*	Electromed, Inc.	2,532	58,869
	Elevance Health, Inc.	7,193	2,918,632
	Embecta Corp.	1,374	19,346
*	Emergent BioSolutions, Inc.	4,000	36,240
	Encompass Health Corp.	13,306	1,323,415
*	Enovis Corp.	9,080	374,732
	Ensign Group, Inc.	8,218	1,273,708
*	Entrada Therapeutics, Inc.	343	5,879
*	Erasca, Inc.	23,284	60,306
*	Evolent Health, Inc., Class A	14,475	337,991
*	Exact Sciences Corp.	5,221	359,884
*	Exelixis, Inc.	29,289	972,395
*	FONAR Corp.	1,700	25,840
*	Fortrea Holdings, Inc.	6,933	116,613

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Fulcrum Therapeutics, Inc.	8,094	$25,577
*	Glaukos Corp.	422	55,809
*	Globus Medical, Inc., Class A	4,594	337,843
*	GoodRx Holdings, Inc., Class A	9,207	56,347
*	Haemonetics Corp.	6,406	455,851
*	Halozyme Therapeutics, Inc.	13,388	677,031
*	Harmony Biosciences Holdings, Inc.	9,137	293,572
*	HealthEquity, Inc.	7,876	671,429
	HealthStream, Inc.	4,637	135,563
*	Henry Schein, Inc.	11,488	806,802
*	Hims & Hers Health, Inc.	13,953	262,735
*	Hologic, Inc.	19,414	1,570,010
	Humana, Inc.	3,772	972,535
*	ICON PLC	2,313	513,740
*	ICU Medical, Inc.	547	93,389
*	IDEXX Laboratories, Inc.	4,421	1,798,993
*	Immunovant, Inc.	477	13,957
*	Inari Medical, Inc.	6,843	331,201
*	Incyte Corp.	13,351	989,576
*	Innoviva, Inc.	12,963	253,556
*	Inozyme Pharma, Inc.	7,058	30,279
*	Insmed, Inc.	2,517	169,344
*	Inspire Medical Systems, Inc.	1,550	302,312
*	Instil Bio, Inc.	806	25,607
*	Insulet Corp.	167	38,665
*	Integer Holdings Corp.	5,238	650,821
*	Integra LifeSciences Holdings Corp.	5,295	99,334
*	Intellia Therapeutics, Inc.	4,713	67,019
*	Intuitive Surgical, Inc.	2,140	1,078,218
*	Iovance Biotherapeutics, Inc.	26,559	277,276
*	IQVIA Holdings, Inc.	17,273	3,555,129
	iRadimed Corp.	1,040	51,241
*	iTeos Therapeutics, Inc.	3,190	26,955
*	Jasper Therapeutics, Inc.	820	17,368
*	Joint Corp.	1,277	14,111
*	KalVista Pharmaceuticals, Inc.	5,292	54,349
		Shares	Value†
HEALTH CARE — (Continued)
*	Kewaunee Scientific Corp.	263	$8,342
*	Kiniksa Pharmaceuticals International PLC	5,011	113,198
*	Kodiak Sciences, Inc.	5,861	22,272
*	Krystal Biotech, Inc.	3,235	558,135
*	Kura Oncology, Inc.	2,487	41,583
*	Kymera Therapeutics, Inc.	4,116	190,036
	Labcorp Holdings, Inc.	6,340	1,447,232
*	Lantheus Holdings, Inc.	9,146	1,004,597
	LeMaitre Vascular, Inc.	1,781	157,423
*	LENSAR, Inc.	1,586	9,008
*	Ligand Pharmaceuticals, Inc.	2,957	312,555
*	Lipocine, Inc.	2,730	15,124
*	Lisata Therapeutics, Inc.	2,185	6,184
*	LivaNova PLC	5,692	293,821
*	MannKind Corp.	12,424	87,838
*	Masimo Corp.	5,017	722,498
*	Medpace Holdings, Inc.	3,331	1,046,667
	Medtronic PLC	33,220	2,964,885
	MEI Pharma, Inc.	559	1,733
*	Merit Medical Systems, Inc.	7,916	780,993
	Mesa Laboratories, Inc.	700	79,828
*	Mettler-Toledo International, Inc.	843	1,088,945
*	Molina Healthcare, Inc.	4,260	1,368,397
*	Myriad Genetics, Inc.	18,382	403,669
*	Natera, Inc.	2,672	323,205
	National HealthCare Corp.	2,964	343,913
	National Research Corp.	2,585	46,866
*	Nautilus Biotechnology, Inc.	5,154	13,400
*	Neogen Corp.	21,477	306,692
*	NeoGenomics, Inc.	20,204	274,572
*	Neurocrine Biosciences, Inc.	8,282	996,076
*	Nurix Therapeutics, Inc.	1,200	29,496
*	Nuvalent, Inc., Class A	994	87,959

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Olema Pharmaceuticals, Inc.	4,274	$49,279
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	OmniAb, Inc. (OABI UQ)	11,107	45,428
*	Omnicell, Inc.	3,092	150,395
#*	Oncocyte Corp.	3,403	10,311
#*††	Opiant Pharmaceuticals, Inc.	1,079	0
*	OptimizeRx Corp.	1,931	10,080
*	Option Care Health, Inc.	22,715	523,354
*	OraSure Technologies, Inc.	11,009	44,752
*	Organogenesis Holdings, Inc.	22,325	61,840
*	ORIC Pharmaceuticals, Inc.	13,529	126,902
*	Orthofix Medical, Inc.	706	11,430
*	OrthoPediatrics Corp.	1,750	46,427
*	Owens & Minor, Inc.	11,029	140,179
	Patterson Cos., Inc.	12,992	272,962
#*††	PDL BioPharma, Inc.	20,904	25,085
*	Pediatrix Medical Group, Inc.	1,451	17,876
*	Pennant Group, Inc.	3,055	97,668
*	Penumbra, Inc.	1,029	235,507
#*	PepGen, Inc.	1,810	11,982
*	Performant Financial Corp.	10,905	42,420
*	Personalis, Inc.	1,069	5,398
	Phibro Animal Health Corp., Class A	3,877	89,636
	Premier, Inc., Class A	13,380	269,607
*	Prestige Consumer Healthcare, Inc.	8,493	626,359
*	Privia Health Group, Inc.	2,200	40,392
*	Progyny, Inc.	8,383	126,164
*	Prothena Corp. PLC	5,964	101,388
*	Quanterix Corp.	1,794	23,708
	Quest Diagnostics, Inc.	11,211	1,735,799
*	R1 RCM, Inc.	29,952	427,116
*	RadNet, Inc.	7,849	510,499
*	Repligen Corp.	3,676	493,577
	ResMed, Inc.	6,268	1,519,802
		Shares	Value†
HEALTH CARE — (Continued)
	Royalty Pharma PLC, Class A	35,575	$960,525
*	RxSight, Inc.	1,049	53,142
*	Sarepta Therapeutics, Inc.	318	40,068
	Select Medical Holdings Corp.	20,968	672,653
*	Semler Scientific, Inc.	675	19,831
*	Sensus Healthcare, Inc.	2,152	13,773
	SIGA Technologies, Inc.	3,400	24,548
	Simulations Plus, Inc.	2,796	76,107
*	Solid Biosciences, Inc.	520	2,870
*	Sotera Health Co.	10,268	160,900
*	SpringWorks Therapeutics, Inc.	1,722	51,884
*	STAAR Surgical Co.	4,512	130,803
	STERIS PLC	5,494	1,218,844
*	Stoke Therapeutics, Inc.	6,137	75,853
††	Strongbridge Biopharma	6,381	33
	Stryker Corp.	5,471	1,949,208
*	Surmodics, Inc.	898	33,693
*	Sutro Biopharma, Inc.	18,400	59,800
*	Tarsus Pharmaceuticals, Inc.	730	32,478
	Teleflex, Inc.	4,226	849,680
*	Terns Pharmaceuticals, Inc.	8,504	58,337
*	Theravance Biopharma, Inc.	1,483	12,220
*	Third Harmonic Bio, Inc.	2,266	31,248
	U.S. Physical Therapy, Inc.	2,061	165,251
*	UFP Technologies, Inc.	997	266,199
*	United Therapeutics Corp.	4,769	1,783,463
	Utah Medical Products, Inc.	296	18,760
*	Varex Imaging Corp.	2,678	35,162
*	Vaxcyte, Inc.	3,402	361,803
*	Veeva Systems, Inc., Class A	4,620	964,795
*	Vericel Corp.	482	21,227
*	Vir Biotechnology, Inc.	1,312	9,827
*	Waters Corp.	4,107	1,327,013

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	West Pharmaceutical Services, Inc.	1,811	$557,661
*	Xencor, Inc.	11,236	236,068
*	Xenon Pharmaceuticals, Inc.	6,221	255,745
	Zimmer Biomet Holdings, Inc.	10,550	1,128,006
*	Zimvie, Inc.	3,415	47,007
	Zoetis, Inc.	18,895	3,378,048
*	Zymeworks, Inc.	3,925	53,772
TOTAL HEALTH CARE			91,312,498
INDUSTRIALS — (14.5%)
*	3D Systems Corp.	8,103	24,309
	A.O. Smith Corp.	17,385	1,305,613
	AAON, Inc.	7,031	803,081
*	AAR Corp.	5,387	316,217
	ABM Industries, Inc.	11,937	633,377
	ACCO Brands Corp.	10,854	53,185
	Acme United Corp.	700	27,790
	Acuity Brands, Inc.	3,901	1,172,992
*	ACV Auctions, Inc., Class A	14,075	243,357
	Advanced Drainage Systems, Inc.	9,166	1,373,800
	AECOM	8,072	862,090
	AGCO Corp.	11,396	1,137,777
	Air Lease Corp.	25,058	1,111,322
	Alamo Group, Inc.	1,643	278,554
*	Alaska Air Group, Inc.	21,156	1,013,584
	Albany International Corp., Class A	4,589	311,685
*	Alight, Inc., Class A	66,327	459,646
	Allegion PLC	11,474	1,602,115
	Allient, Inc.	2,437	42,136
	Alta Equipment Group, Inc.	2,593	16,855
*	Amentum Holdings, Inc.	5,660	168,328
*	Ameresco, Inc., Class A	2,313	71,171
*	American Airlines Group, Inc.	7,497	100,460
*	American Superconductor Corp.	80	1,962
*	American Woodmark Corp.	2,938	266,506
	AMETEK, Inc.	11,753	2,154,795
*	API Group Corp.	22,249	759,581
	Apogee Enterprises, Inc.	4,534	339,325
		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	5,339	$1,236,459
	ARC Document Solutions, Inc.	10,757	36,144
	ArcBest Corp.	4,841	504,335
	Arcosa, Inc.	8,034	752,304
	Argan, Inc.	2,682	354,131
	Aris Water Solutions, Inc., Class A	3,384	55,836
	Armstrong World Industries, Inc.	7,394	1,031,833
	Astec Industries, Inc.	2,962	94,132
*	Astronics Corp. (ATRO US)	3,705	64,430
*	Astronics Corp. (ATROB US), Class B	835	14,754
*	Asure Software, Inc.	4,001	39,690
	Atkore, Inc.	6,451	553,238
	Atmus Filtration Technologies, Inc.	4,328	168,532
	Automatic Data Processing, Inc.	17,797	5,147,604
	Avis Budget Group, Inc.	2,629	218,207
*	AZEK Co., Inc.	13,560	596,640
	AZZ, Inc.	3,732	284,304
	Barnes Group, Inc.	8,640	404,006
	Barrett Business Services, Inc.	5,380	194,702
*	Beacon Roofing Supply, Inc.	11,328	1,042,969
*	Blue Bird Corp.	3,575	150,543
*	BlueLinx Holdings, Inc.	1,516	165,941
	Boise Cascade Co.	6,896	917,375
	Booz Allen Hamilton Holding Corp.	11,644	2,115,249
*	Bowman Consulting Group Ltd.	675	13,703
	Brady Corp., Class A	6,607	470,022
*	BrightView Holdings, Inc.	12,222	200,196
	Brink's Co.	6,787	697,636
	Broadridge Financial Solutions, Inc.	6,861	1,446,710
*	Builders FirstSource, Inc.	12,850	2,202,490
*	CACI International, Inc., Class A	2,544	1,405,713
*	Cadeler AS (CDLR US), ADR	3,216	86,478
	Cadre Holdings, Inc.	2,507	87,168
	Carlisle Cos., Inc.	4,505	1,902,146

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Carrier Global Corp.	27,107	$1,971,221
*	Casella Waste Systems, Inc., Class A	5,164	505,452
	Caterpillar, Inc.	22,053	8,296,339
*	CBIZ, Inc.	8,891	612,857
*	CECO Environmental Corp.	4,856	115,573
	CH Robinson Worldwide, Inc.	14,899	1,535,193
*	Chart Industries, Inc.	2,785	336,205
*	Cimpress PLC	2,288	157,895
	Cintas Corp.	9,992	2,056,454
	Civeo Corp.	743	19,058
*	Clarivate PLC	73,978	488,255
*	Clean Harbors, Inc.	8,883	2,054,283
	Columbus McKinnon Corp.	4,597	146,231
	Comfort Systems USA, Inc.	3,984	1,557,903
*	Commercial Vehicle Group, Inc.	4,608	13,409
	CompX International, Inc.	811	22,862
*	Concrete Pumping Holdings, Inc.	2,727	15,135
*	Conduent, Inc.	20,948	75,413
*	Construction Partners, Inc., Class A	6,188	487,181
	Copa Holdings SA, Class A	4,511	438,920
*	Copart, Inc.	26,106	1,343,676
*	Core & Main, Inc., Class A	24,495	1,084,639
#††	Costa Communications, Inc.	99	49
	Covenant Logistics Group, Inc.	2,400	121,440
	CRA International, Inc.	1,211	220,572
	Crane Co.	6,315	993,223
	CSG Systems International, Inc.	5,476	255,236
	CSW Industrials, Inc.	2,077	733,389
	CSX Corp.	106,116	3,569,742
	Cummins, Inc.	9,418	3,098,334
*	Custom Truck One Source, Inc.	21,863	89,420
*	Dayforce, Inc.	3,722	264,076
	Deere & Co.	14,209	5,750,240
	Delta Air Lines, Inc.	65,739	3,761,586
	Deluxe Corp.	9,272	173,943
		Shares	Value†
INDUSTRIALS — (Continued)
*	Distribution Solutions Group, Inc.	2,652	$102,102
*	DLH Holdings Corp.	1,100	8,910
*	DNOW, Inc.	18,221	215,554
	Donaldson Co., Inc.	17,549	1,283,885
	Douglas Dynamics, Inc.	3,080	69,762
	Dover Corp.	10,053	1,903,334
*	Driven Brands Holdings, Inc.	4,076	60,529
	Dun & Bradstreet Holdings, Inc.	49,282	585,963
*	DXP Enterprises, Inc.	2,319	113,817
*	Dycom Industries, Inc.	4,836	843,060
	Eastern Co.	312	9,716
	Eaton Corp. PLC	10,394	3,446,443
	EMCOR Group, Inc.	4,718	2,104,558
	Emerson Electric Co.	11,404	1,234,711
*	Energy Recovery, Inc.	4,025	71,886
	Enerpac Tool Group Corp.	8,520	375,902
	EnerSys	6,282	608,475
	Ennis, Inc.	3,943	80,279
	Enpro, Inc.	3,788	551,571
*	Enviri Corp.	7,026	53,819
	Equifax, Inc.	5,520	1,462,910
	Esab Corp.	5,184	637,839
	ESCO Technologies, Inc.	4,269	535,930
*	ExlService Holdings, Inc.	15,847	660,344
	Expeditors International of Washington, Inc.	14,698	1,749,062
	Exponent, Inc.	6,414	605,353
	Fastenal Co.	33,210	2,596,358
	Federal Signal Corp.	8,067	658,025
	FedEx Corp.	11,680	3,198,568
	Ferguson Enterprises, Inc.	17,932	3,527,942
*	First Advantage Corp.	8,639	156,539
	Flowserve Corp.	17,133	901,881
*	Fluence Energy, Inc.	6,095	132,566
*	Fluor Corp.	17,180	898,170
	Fortive Corp.	18,985	1,356,099
	Fortune Brands Innovations, Inc.	12,787	1,065,541
*	Franklin Covey Co.	2,340	93,155
	Franklin Electric Co., Inc.	6,549	626,805
*	FreightCar America, Inc.	3,484	50,030

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	FTAI Infrastructure, Inc.	8,675	$70,007
*	FTI Consulting, Inc.	4,598	896,978
*	Gates Industrial Corp. PLC	36,420	704,727
	GATX Corp.	5,801	799,146
*	GE Vernova, Inc.	579	174,661
*	Gencor Industries, Inc.	1,048	20,876
*	Generac Holdings, Inc.	5,104	844,967
	Genpact Ltd.	21,889	835,503
*	Gibraltar Industries, Inc.	5,712	385,503
	Global Industrial Co.	5,216	138,380
*	GMS, Inc.	6,537	587,611
	Gorman-Rupp Co.	3,516	129,916
	Graco, Inc.	12,465	1,015,274
*	Graham Corp.	467	13,085
	Granite Construction, Inc.	9,618	808,393
*	Great Lakes Dredge & Dock Corp.	8,897	101,693
	Greenbrier Cos., Inc.	5,318	315,198
	Griffon Corp.	9,266	582,646
*	GXO Logistics, Inc.	12,803	765,747
	H&E Equipment Services, Inc.	5,803	303,207
*	Hayward Holdings, Inc.	28,179	458,191
*	Healthcare Services Group, Inc.	6,372	69,901
	Heartland Express, Inc.	11,500	124,257
#	HEICO Corp. (HEI US)	2,376	582,001
	HEICO Corp. (HEIA US), Class A	3,446	661,666
	Heidrick & Struggles International, Inc.	3,052	119,211
	Helios Technologies, Inc.	4,776	220,317
	Herc Holdings, Inc.	4,935	1,032,106
	Hexcel Corp.	11,394	668,714
	Hillenbrand, Inc.	9,788	269,659
*	Hillman Solutions Corp.	13,242	140,365
#	HireQuest, Inc.	1,219	16,225
	HNI Corp.	6,420	316,378
	Honeywell International, Inc.	15,760	3,241,517
	Howmet Aerospace, Inc.	22,815	2,275,112
		Shares	Value†
INDUSTRIALS — (Continued)
	Hub Group, Inc., Class A	11,878	$515,386
	Hubbell, Inc.	5,230	2,233,367
*	Hudson Technologies, Inc.	6,390	49,011
	Hurco Cos., Inc.	876	18,405
*	Huron Consulting Group, Inc.	3,291	380,867
	Hyster-Yale, Inc.	1,943	123,322
	ICF International, Inc.	2,697	454,687
	IDEX Corp.	5,487	1,177,730
*	IES Holdings, Inc.	2,879	629,537
	Illinois Tool Works, Inc.	11,263	2,941,107
	Ingersoll Rand, Inc.	22,336	2,144,256
*	Innodata, Inc.	4,000	80,440
*	Innovative Solutions & Support, Inc.	400	2,920
	Insperity, Inc.	4,225	332,803
	Insteel Industries, Inc.	2,607	70,311
	Interface, Inc.	9,368	163,659
	ITT, Inc.	9,145	1,281,397
	Jacobs Solutions, Inc.	5,660	795,683
*	Janus International Group, Inc.	22,008	161,979
	JB Hunt Transport Services, Inc.	9,422	1,701,802
*	JELD-WEN Holding, Inc.	12,376	175,244
*	JetBlue Airways Corp.	56,712	323,258
	John Bean Technologies Corp.	4,296	478,660
	Johnson Controls International PLC	47,356	3,577,746
	Kadant, Inc.	1,550	516,243
	Karat Packaging, Inc.	1,611	43,014
	KBR, Inc.	15,725	1,053,732
	Kelly Services, Inc., Class A	6,650	132,933
	Kennametal, Inc.	15,486	392,106
	Kforce, Inc.	3,986	230,351
*	Kirby Corp.	9,704	1,113,631
	Knight-Swift Transportation Holdings, Inc.	19,235	1,001,759
	Korn Ferry	8,932	631,046
*	L.B. Foster Co., Class A	876	16,513
	Landstar System, Inc.	5,285	928,944
	Lennox International, Inc.	2,316	1,395,552
*	Limbach Holdings, Inc.	1,470	111,676

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lincoln Electric Holdings, Inc.	6,532	$1,257,802
	Lindsay Corp.	1,070	128,079
*	Liquidity Services, Inc.	3,459	74,645
	LSI Industries, Inc.	3,205	52,434
*	Lyft, Inc., Class A	4,070	52,788
*	Manitowoc Co., Inc.	5,633	52,612
	ManpowerGroup, Inc.	7,023	441,396
	Marten Transport Ltd.	14,306	221,457
	Masco Corp.	10,594	846,567
*	MasTec, Inc.	10,486	1,288,625
*	Mastech Digital, Inc.	3,000	29,220
*	Masterbrand, Inc.	24,063	432,171
*	Matrix Service Co.	1,886	21,180
	Matson, Inc.	7,363	1,140,455
	Matthews International Corp., Class A	3,692	85,987
	Maximus, Inc.	8,637	746,582
*	Mayville Engineering Co., Inc.	932	19,078
	McGrath RentCorp	362	41,159
	MDU Resources Group, Inc.	1,007	29,052
*	Middleby Corp.	5,923	768,213
	Miller Industries, Inc.	2,305	151,300
	MillerKnoll, Inc.	10,455	233,774
*	Mistras Group, Inc.	2,600	21,970
*	Montrose Environmental Group, Inc.	3,965	104,557
*	MRC Global, Inc.	14,094	172,792
	MSA Safety, Inc.	4,156	689,688
	MSC Industrial Direct Co., Inc., Class A	7,719	610,341
	Mueller Industries, Inc.	16,990	1,392,670
	Mueller Water Products, Inc., Class A	22,826	492,813
*	MYR Group, Inc.	2,344	307,064
*	NEXTracker, Inc., Class A	5,560	221,399
	NL Industries, Inc.	7,700	57,673
	Nordson Corp.	3,283	813,823
*	Northwest Pipe Co.	1,465	65,764
*	NV5 Global, Inc.	10,844	247,785
	nVent Electric PLC	17,239	1,285,512
	Old Dominion Freight Line, Inc.	13,596	2,737,147
	Omega Flex, Inc.	981	50,149
*	OPENLANE, Inc.	17,417	275,189
*	Orion Group Holdings, Inc.	4,820	29,450
		Shares	Value†
INDUSTRIALS — (Continued)
	Otis Worldwide Corp.	14,948	$1,467,894
	Owens Corning	13,917	2,460,386
	PACCAR, Inc.	26,651	2,779,166
*	PAM Transportation Services, Inc.	3,004	46,502
	Pangaea Logistics Solutions Ltd.	3,295	21,154
	Park Aerospace Corp.	1,437	19,443
	Parker-Hannifin Corp.	4,062	2,575,592
	Park-Ohio Holdings Corp.	1,783	50,762
*	Parsons Corp.	12,580	1,360,653
	Paychex, Inc.	19,384	2,700,773
	Paycom Software, Inc.	1,952	408,027
*	Paylocity Holding Corp.	2,281	421,004
	Pentair PLC	13,278	1,316,115
*	Pioneer Power Solutions, Inc.	7,618	46,851
*	Planet Labs PBC	10,178	22,493
	Powell Industries, Inc.	1,301	331,729
	Preformed Line Products Co.	889	109,347
	Primoris Services Corp.	8,827	552,747
*	Proto Labs, Inc.	4,392	120,341
	Quanex Building Products Corp.	5,988	174,011
	Quanta Services, Inc.	8,605	2,595,526
*	Quest Resource Holding Corp.	1,570	12,246
*	Radiant Logistics, Inc.	4,889	32,512
*	RBC Bearings, Inc.	1,865	522,853
*	RCM Technologies, Inc.	1,905	42,577
	Regal Rexnord Corp.	8,462	1,409,261
	Republic Services, Inc.	9,323	1,845,954
*	Resideo Technologies, Inc.	11,980	235,647
	Resources Connection, Inc.	5,098	41,039
	REV Group, Inc.	9,603	254,479
	Robert Half, Inc.	13,616	927,386
#*	Rocket Lab USA, Inc.	67,108	718,056
	Rockwell Automation, Inc.	7,754	2,068,069
	Rollins, Inc.	17,303	815,663
	Rush Enterprises, Inc. (RUSHA US), Class A	10,810	611,630

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	$142,038
*	RXO, Inc.	14,619	412,110
	Ryder System, Inc.	8,414	1,230,800
*	Saia, Inc.	983	480,304
	Schneider National, Inc., Class B	10,878	307,630
	Sensata Technologies Holding PLC	17,075	586,355
	Shyft Group, Inc.	4,649	60,065
*	SIFCO Industries, Inc.	1,584	5,750
	Simpson Manufacturing Co., Inc.	5,786	1,040,265
*	SiteOne Landscape Supply, Inc.	4,790	669,355
	Snap-on, Inc.	4,102	1,354,193
#	Southwest Airlines Co.	53,960	1,650,097
*	SPX Technologies, Inc.	6,066	870,410
	SS&C Technologies Holdings, Inc.	16,750	1,171,327
	Standex International Corp.	1,553	285,566
	Stanley Black & Decker, Inc.	4,912	456,521
	Steelcase, Inc., Class A	16,068	193,298
*	Stericycle, Inc.	4,085	251,105
*»	Sterling Check Corp.	7,439	129,364
*	Sterling Infrastructure, Inc.	4,133	638,342
*	Stratasys Ltd.	12,231	87,452
*	Sunrun, Inc.	18,549	268,033
*	Symbotic, Inc.	777	21,593
*	TaskUS, Inc., Class A	1,750	22,120
*	Taylor Devices, Inc.	619	29,105
	Tecnoglass, Inc.	8,458	579,627
	Tennant Co.	3,041	266,270
	Terex Corp.	9,959	514,980
	Tetra Tech, Inc.	21,515	1,051,653
*	Thermon Group Holdings, Inc.	5,028	131,784
	Timken Co.	10,179	844,857
*	Titan International, Inc.	9,194	59,209
*	Titan Machinery, Inc.	4,124	56,602
	Toro Co.	12,185	980,649
	Trane Technologies PLC	5,393	1,996,273
*	Transcat, Inc.	665	63,554
		Shares	Value†
INDUSTRIALS — (Continued)
	TransDigm Group, Inc.	1,040	$1,354,392
	TransUnion	8,471	858,112
*	Trex Co., Inc.	12,672	897,811
	TriNet Group, Inc.	4,840	410,868
	Trinity Industries, Inc.	16,456	564,112
*	Triumph Group, Inc.	454	6,283
*	TrueBlue, Inc.	2,700	20,223
	TTEC Holdings, Inc.	5,275	27,430
*	Tutor Perini Corp.	11,511	298,365
	Twin Disc, Inc.	300	3,483
*	Uber Technologies, Inc.	11,351	817,840
	UFP Industries, Inc.	9,258	1,132,624
*	U-Haul Holding Co. (UHAL US)	2,403	176,212
	U-Haul Holding Co. (UHAL/B US)	19,666	1,342,401
*	Ultralife Corp.	900	7,569
	UniFirst Corp.	1,651	296,866
	Union Pacific Corp.	28,849	6,694,987
*	United Airlines Holdings, Inc.	29,860	2,336,844
	United Parcel Service, Inc., Class B	26,500	3,552,590
	United Rentals, Inc.	4,978	4,046,118
	Universal Logistics Holdings, Inc.	3,779	158,869
*	Upwork, Inc.	19,919	270,102
*	V2X, Inc.	2,836	174,698
	Valmont Industries, Inc.	2,887	899,820
	Verisk Analytics, Inc.	11,085	3,045,271
*	Verra Mobility Corp.	19,952	518,153
	Vertiv Holdings Co., Class A	20,570	2,248,095
*	Viad Corp.	2,797	104,720
*	Vicor Corp.	3,727	170,361
	Virco Mfg. Corp.	4,104	57,579
	Wabash National Corp.	9,266	161,599
	Waste Management, Inc.	18,296	3,949,192
	Watsco, Inc. (WSO US)	3,001	1,419,503
	Watts Water Technologies, Inc., Class A	3,258	620,942
	Werner Enterprises, Inc.	11,037	407,155
	WESCO International, Inc.	5,500	1,055,835

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Westinghouse Air Brake Technologies Corp.	10,703	$2,011,950
*	Wilhelmina International, Inc.	5,495	18,408
*	Willdan Group, Inc.	2,029	95,992
	Willis Lease Finance Corp.	856	155,218
*	WillScot Holdings Corp.	25,425	842,584
	WW Grainger, Inc.	3,272	3,629,401
*	Xometry, Inc., Class A	3,803	74,843
*	XPO, Inc.	15,203	1,984,448
	Xylem, Inc.	12,883	1,568,892
	Zurn Elkay Water Solutions Corp.	16,920	610,812
TOTAL INDUSTRIALS			282,196,723
INFORMATION TECHNOLOGY — (27.5%)
*	908 Devices, Inc.	2,993	9,383
	A10 Networks, Inc.	9,966	146,002
	Accenture PLC, Class A	21,003	7,242,254
*	ACI Worldwide, Inc.	15,333	754,384
	Adeia, Inc.	15,083	187,482
*	Adobe, Inc.	16,864	8,062,341
	Advanced Energy Industries, Inc.	4,534	492,075
*	Advanced Micro Devices, Inc.	33,142	4,774,768
*	Akamai Technologies, Inc.	11,037	1,115,620
*	Alarm.com Holdings, Inc.	6,524	347,925
*	Alkami Technology, Inc.	7,875	288,304
*	Alpha & Omega Semiconductor Ltd.	4,851	160,277
*	Altair Engineering, Inc., Class A	500	51,995
*	Ambarella, Inc.	5,055	284,040
	Amdocs Ltd.	11,724	1,028,722
	Amkor Technology, Inc.	39,490	1,005,020
	Amphenol Corp., Class A	28,956	1,940,631
*	Amtech Systems, Inc.	531	2,952
	Analog Devices, Inc.	12,059	2,690,483
*	Appfolio, Inc., Class A	940	195,398
	Apple, Inc.	439,860	99,368,773
	Applied Materials, Inc.	22,543	4,093,358
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AppLovin Corp., Class A	11,893	$2,014,555
*	Arista Networks, Inc.	5,760	2,225,894
*	Arrow Electronics, Inc.	9,211	1,093,069
*	ASGN, Inc.	6,678	615,044
*	Aspen Technology, Inc.	4,692	1,101,353
*	AstroNova, Inc.	760	9,622
*	Atlassian Corp., Class A	622	117,272
*	Aurora Innovation, Inc.	89,937	467,223
*	Autodesk, Inc.	3,759	1,066,804
*	AvePoint, Inc.	11,542	140,120
*	Aviat Networks, Inc.	1,998	40,859
	Avnet, Inc.	15,306	829,738
*	Aware, Inc.	949	1,547
*	Axcelis Technologies, Inc.	5,425	462,807
	Badger Meter, Inc.	2,960	592,148
	Bel Fuse, Inc. (BELFB US), Class B	1,646	124,141
	Belden, Inc.	7,461	849,584
	Benchmark Electronics, Inc.	5,652	244,732
	Bentley Systems, Inc., Class B	12,191	588,338
*	Blackbaud, Inc.	5,863	442,715
*	BlackLine, Inc.	4,404	243,849
*	Box, Inc., Class A	14,613	464,109
	Broadcom, Inc.	58,313	9,899,798
*	Cadence Design Systems, Inc.	2,539	701,069
*	Calix, Inc.	5,648	199,826
*	CCC Intelligent Solutions Holdings, Inc.	54,151	563,712
	CDW Corp.	8,337	1,569,274
*	Cerence, Inc.	4,314	13,136
*	CEVA, Inc.	2,055	47,953
*	Ciena Corp.	15,108	959,509
*	Cirrus Logic, Inc.	7,141	784,225
	Cisco Systems, Inc.	178,077	9,753,277
	Clear Secure, Inc., Class A	6,689	246,021
*	Clearfield, Inc.	2,482	89,178
	Climb Global Solutions, Inc.	200	20,478
*	Cloudflare, Inc., Class A	1,700	149,107
	Cognex Corp.	15,729	632,778

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognizant Technology Solutions Corp., Class A	24,453	$1,823,949
*	Coherent Corp.	13,257	1,225,477
*	Cohu, Inc.	8,563	213,390
*	CommVault Systems, Inc.	1,024	159,939
*	Comtech Telecommunications Corp.	3,473	12,920
*	Consensus Cloud Solutions, Inc.	2,448	54,297
*	Corsair Gaming, Inc.	15,208	97,559
*	CPI Card Group, Inc.	578	12,427
	Crane NXT Co.	7,858	426,454
*	Credo Technology Group Holding Ltd.	19,604	739,071
*	Crowdstrike Holdings, Inc., Class A	593	176,044
*	CS Disco, Inc.	10,006	58,835
	CTS Corp.	5,074	251,112
*	Daily Journal Corp.	277	134,345
*	Daktronics, Inc.	7,928	103,302
*	Datadog, Inc., Class A	1,743	218,642
	Dell Technologies, Inc., Class C	4,859	600,718
*	Diebold Nixdorf, Inc.	3,190	147,633
*	Digi International, Inc.	6,419	185,958
*	DigitalOcean Holdings, Inc.	8,292	328,197
*	Diodes, Inc.	6,214	363,395
*	DocuSign, Inc.	8,602	596,807
	Dolby Laboratories, Inc., Class A	5,761	419,977
*	Dropbox, Inc., Class A	15,438	399,072
*	DXC Technology Co.	25,033	497,155
*	Dynatrace, Inc.	12,624	679,171
*	E2open Parent Holdings, Inc.	42,155	123,514
*	Eastman Kodak Co.	3,861	18,224
*	eGain Corp.	8,300	40,836
*	Elastic NV	1,771	142,087
*	Enfusion, Inc., Class A	2,171	19,344
*	Enphase Energy, Inc.	4,282	355,577
	Entegris, Inc.	9,293	973,070
*	Envestnet, Inc.	1,194	74,959
*	EPAM Systems, Inc.	2,284	430,877
*	ePlus, Inc.	4,283	380,973
*	Extreme Networks, Inc.	5,827	86,997
*	F5, Inc.	5,895	1,378,723
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fabrinet	3,942	$949,904
*	Fair Isaac Corp.	961	1,915,379
*	FARO Technologies, Inc.	2,355	41,307
*	First Solar, Inc.	6,484	1,261,008
*	Flex Ltd.	38,100	1,320,927
*	FormFactor, Inc.	10,578	401,752
*	Fortinet, Inc.	17,098	1,344,929
*	Frequency Electronics, Inc.	400	5,048
*	Freshworks, Inc., Class A	6,673	78,074
*	Gartner, Inc.	3,552	1,784,880
	Gen Digital, Inc.	56,984	1,658,804
*	GLOBALFOUNDRIES, Inc.	979	35,734
*	Globant SA	4,566	958,358
*	GoDaddy, Inc., Class A	7,440	1,240,992
*	Grid Dynamics Holdings, Inc.	8,112	129,143
*	Guidewire Software, Inc.	4,215	785,086
	Hackett Group, Inc.	6,384	155,259
*	Harmonic, Inc.	12,292	136,318
*	HashiCorp, Inc., Class A	8,076	273,453
	Hewlett Packard Enterprise Co.	88,199	1,718,999
	HP, Inc.	31,351	1,113,588
*	HubSpot, Inc.	457	253,539
*	Ichor Holdings Ltd.	6,745	183,869
*	indie Semiconductor, Inc., Class A	7,089	23,465
*	Infinera Corp.	31,476	211,519
*	Informatica, Inc., Class A	10,105	275,867
*	Insight Enterprises, Inc.	3,841	671,868
*	Intapp, Inc.	2,086	104,655
	Intel Corp.	110,255	2,372,688
	InterDigital, Inc.	6,851	1,030,664
	International Business Machines Corp.	43,593	9,011,545
*	inTEST Corp.	5,747	41,206
	Intuit, Inc.	3,600	2,197,080
*	IPG Photonics Corp.	4,108	332,584
*	Itron, Inc.	7,757	866,922
	Jabil, Inc.	19,321	2,378,222
*	Jamf Holding Corp.	9,944	165,468
*	JFrog Ltd.	8,816	257,251
*	Keysight Technologies, Inc.	11,693	1,742,374

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kimball Electronics, Inc.	4,412	$78,489
	KLA Corp.	5,350	3,564,330
*	Knowles Corp.	25,917	448,882
	Kulicke & Soffa Industries, Inc.	10,024	449,677
*	KVH Industries, Inc.	6,300	29,169
*	Kyndryl Holdings, Inc.	27,836	637,166
	Lam Research Corp.	51,630	3,838,690
*	Lantronix, Inc.	3,593	14,049
*	Lattice Semiconductor Corp.	6,956	352,391
*	LGL Group, Inc.	276	1,686
	Littelfuse, Inc.	3,580	875,775
*	LiveRamp Holdings, Inc.	9,383	234,856
	Logility Supply Chain Solutions, Inc.	3,966	41,841
*	Lumentum Holdings, Inc.	6,589	420,839
*	MACOM Technology Solutions Holdings, Inc.	5,322	598,193
*	Magnachip Semiconductor Corp.	3,475	15,325
*	Manhattan Associates, Inc.	3,939	1,037,375
	Marvell Technology, Inc.	22,510	1,803,276
*	MaxLinear, Inc.	8,581	111,296
*	Meridianlink, Inc.	9,744	213,978
	Methode Electronics, Inc.	3,301	28,785
	Microchip Technology, Inc.	35,362	2,594,510
	Micron Technology, Inc.	28,495	2,839,527
	Microsoft Corp.	207,168	84,182,717
*	Mirion Technologies, Inc.	23,890	353,572
*	Mitek Systems, Inc.	6,206	53,310
	MKS Instruments, Inc.	4,263	423,444
*	MongoDB, Inc.	607	164,133
	Monolithic Power Systems, Inc.	1,254	952,162
	Motorola Solutions, Inc.	3,296	1,481,058
*	M-Tron Industries, Inc.	138	6,952
*	N-able, Inc.	18,654	228,138
	Napco Security Technologies, Inc.	1,980	76,190
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Navitas Semiconductor Corp.	35,869	$88,596
*	nCino, Inc.	14,917	556,404
*	NCR Voyix Corp.	17,156	219,768
	NetApp, Inc.	17,550	2,023,690
*	NETGEAR, Inc.	3,401	74,550
*	NetScout Systems, Inc.	4,831	101,596
*	NetSol Technologies, Inc.	1,773	5,266
*	nLight, Inc.	9,133	113,980
*	Nortech Systems, Inc.	3,549	40,459
*	Novanta, Inc.	2,553	434,623
*	Nutanix, Inc., Class A	3,043	188,970
	NVE Corp.	473	35,650
	NVIDIA Corp.	963,020	127,850,535
	NXP Semiconductors NV	12,216	2,864,652
*	Okta, Inc.	14,404	1,035,504
*	ON Semiconductor Corp.	39,223	2,764,829
*	ON24, Inc.	5,345	32,337
*	OneSpan, Inc.	6,713	111,973
*	Onto Innovation, Inc.	3,664	726,681
*	Optical Cable Corp.	2,889	7,078
	Oracle Corp.	62,073	10,418,332
*	OSI Systems, Inc.	2,831	374,287
*	Ouster, Inc.	3,200	21,216
*	Palantir Technologies, Inc., Class A	17,833	741,139
*	Palo Alto Networks, Inc.	1,962	706,967
*	PAR Technology Corp.	1,323	78,044
	PC Connection, Inc.	4,626	294,445
*	PDF Solutions, Inc.	5,280	149,530
	Pegasystems, Inc.	7,247	575,702
*	Penguin Solutions, Inc.	6,946	104,537
*	Photronics, Inc.	10,999	250,777
*	Plexus Corp.	4,564	657,672
	Power Integrations, Inc.	6,313	381,495
*	Powerfleet, Inc. NJ	1,688	8,491
*	Procore Technologies, Inc.	5,803	380,967
	Progress Software Corp.	6,898	442,093
*	PTC, Inc.	5,560	1,030,435
*	Pure Storage, Inc., Class A	8,392	420,020
*	Q2 Holdings, Inc.	6,006	508,468
*	Qorvo, Inc.	8,781	625,734

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QUALCOMM, Inc.	37,146	$6,046,254
*	Qualys, Inc.	3,722	443,811
*	Rambus, Inc.	13,025	622,856
*	Red Violet, Inc.	881	26,500
*	RF Industries Ltd.	4,019	16,639
*	Ribbon Communications, Inc.	18,693	66,547
	Richardson Electronics Ltd.	900	12,366
*	RingCentral, Inc., Class A	5,270	189,773
*	Rogers Corp.	2,176	218,209
	Roper Technologies, Inc.	2,360	1,269,043
	Salesforce, Inc.	16,337	4,760,112
*	Samsara, Inc., Class A	1,489	71,159
*	Sanmina Corp.	10,807	757,571
	Sapiens International Corp. NV	6,295	232,160
*	ScanSource, Inc.	6,325	268,243
	Seagate Technology Holdings PLC	11,231	1,127,255
*	SecureWorks Corp., Class A	6,200	51,894
*	SEMrush Holdings, Inc., Class A	5,621	73,691
*	SentinelOne, Inc., Class A	31,269	806,428
*	ServiceNow, Inc.	840	783,712
*	Silicon Laboratories, Inc.	3,884	403,392
*	SiTime Corp.	1,197	202,305
	Skyworks Solutions, Inc.	15,193	1,330,603
*	SmartRent, Inc.	17,501	29,577
*	Smartsheet, Inc., Class A	7,951	448,595
*	Snowflake, Inc., Class A	1,202	138,014
*	SolarEdge Technologies, Inc.	1,447	24,686
	SolarWinds Corp.	21,869	286,047
#*	Sono-Tek Corp.	1,854	7,898
*	Sprinklr, Inc., Class A	15,889	118,055
*	SPS Commerce, Inc.	333	54,945
#*	Super Micro Computer, Inc.	42,260	1,230,189
*	Synaptics, Inc.	5,180	355,711
*	Synchronoss Technologies, Inc.	1,264	13,613
*	Synopsys, Inc.	1,417	727,785
	TD SYNNEX Corp.	9,963	1,149,232
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TE Connectivity PLC	14,289	$2,106,484
*	Telos Corp.	5,291	18,571
*	Teradata Corp.	11,043	355,916
	Teradyne, Inc.	9,273	984,885
#*	Terawulf, Inc.	30,163	196,663
	Texas Instruments, Inc.	19,970	4,057,105
*	TransAct Technologies, Inc.	6,400	27,456
*	Trimble, Inc.	11,115	672,457
*	Trio-Tech International	100	612
*	TTM Technologies, Inc.	21,137	474,314
*	Turtle Beach Corp.	3,238	51,711
*	Twilio, Inc., Class A	15,846	1,277,980
*	Tyler Technologies, Inc.	1,249	756,382
*	UiPath, Inc., Class A	36,052	445,603
*	Ultra Clean Holdings, Inc.	7,722	258,301
*	Unisys Corp.	4,980	34,412
	Universal Display Corp.	3,291	593,433
*	Upland Software, Inc.	7,520	16,243
*	Veeco Instruments, Inc.	8,733	251,336
*	Verint Systems, Inc.	6,720	143,136
*	VeriSign, Inc.	4,029	712,488
*	Vertex, Inc., Class A	6,975	289,532
*	Viant Technology, Inc., Class A	2,000	23,340
*	Viavi Solutions, Inc.	18,540	170,939
*	VirnetX Holding Corp.	704	4,484
	Vishay Intertechnology, Inc.	22,767	386,128
*	Vishay Precision Group, Inc.	1,676	38,900
	Vontier Corp.	25,529	946,615
*	Western Digital Corp.	18,173	1,186,879
*	WidePoint Corp.	1,192	4,363
#*	Wolfspeed, Inc.	11,099	147,728
*	Workday, Inc., Class A	1,429	334,172
	Xerox Holdings Corp.	21,900	178,923
*	Xperi, Inc.	5,663	51,703
*	Zebra Technologies Corp., Class A	3,423	1,307,483
*	Zoom Video Communications, Inc., Class A	6,316	472,058

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zscaler, Inc.	254	$45,921
TOTAL INFORMATION TECHNOLOGY			535,976,605
MATERIALS — (3.9%)
#	Albemarle Corp.	6,034	571,601
	Amcor PLC	134,684	1,499,033
	American Vanguard Corp.	4,707	24,618
	AptarGroup, Inc.	7,061	1,185,612
*	Arcadium Lithium PLC	46,256	249,320
	Ardagh Metal Packaging SA	19,888	73,188
	Ashland, Inc.	8,244	697,195
*	Aspen Aerogels, Inc.	6,775	120,866
*	ATI, Inc.	16,576	873,721
	Avery Dennison Corp.	8,936	1,850,020
	Avient Corp.	12,540	584,489
*	Axalta Coating Systems Ltd.	34,635	1,313,359
	Balchem Corp.	3,669	613,934
	Ball Corp.	18,207	1,078,765
	Berry Global Group, Inc.	21,077	1,484,875
*	Bioceres Crop Solutions Corp.	1,800	12,096
	Cabot Corp.	7,589	818,322
	Caledonia Mining Corp. PLC	858	12,793
	Carpenter Technology Corp.	6,731	1,006,284
	Celanese Corp.	7,945	1,000,832
	Chemours Co.	6,237	113,264
*	Clearwater Paper Corp.	2,420	60,960
*	Coeur Mining, Inc.	55,648	358,373
	Commercial Metals Co.	17,936	964,957
*	Core Molding Technologies, Inc.	1,483	22,319
	Corteva, Inc.	32,710	1,992,693
	CRH PLC (CRHCF US)	4,400	419,892
	Crown Holdings, Inc.	15,772	1,475,471
	Dow, Inc.	50,308	2,484,209
	DuPont de Nemours, Inc.	25,522	2,118,071
	Eastman Chemical Co.	12,649	1,329,283
	Ecolab, Inc.	5,929	1,456,933
*	Ecovyst, Inc.	15,043	100,186
	Element Solutions, Inc.	39,809	1,078,824
		Shares	Value†
MATERIALS — (Continued)
	FMC Corp.	8,230	$534,868
	Fortitude Gold Corp.	2,144	11,706
	Freeport-McMoRan, Inc.	2,254	101,475
*	Gatos Silver, Inc.	7,170	133,003
	Graphic Packaging Holding Co.	47,460	1,341,220
	Greif, Inc. (GEF US), Class A	4,024	251,259
	Greif, Inc. (GEF/B US), Class B	2,505	167,660
	Hawkins, Inc.	3,498	373,936
	HB Fuller Co.	8,435	617,273
	Hecla Mining Co.	86,095	558,756
	Huntsman Corp.	25,980	571,560
*	Idaho Strategic Resources, Inc.	1,730	27,749
*	Ingevity Corp.	3,657	152,826
	Innospec, Inc.	3,617	389,840
	International Flavors & Fragrances, Inc.	11,629	1,156,271
	International Paper Co.	34,842	1,935,125
*	Intrepid Potash, Inc.	1,065	26,721
	Kaiser Aluminum Corp.	3,046	226,196
*	Knife River Corp.	5,852	569,517
	Koppers Holdings, Inc.	3,708	126,109
	Kronos Worldwide, Inc.	12,803	147,747
	Louisiana-Pacific Corp.	13,000	1,285,700
	LyondellBasell Industries NV, Class A	28,407	2,467,148
	Martin Marietta Materials, Inc.	3,043	1,802,491
	Materion Corp.	3,754	381,519
	Mativ Holdings, Inc.	9,057	139,931
	Mercer International, Inc.	6,682	43,567
*	Metallus, Inc.	6,377	89,852
	Minerals Technologies, Inc.	5,993	451,213
	Mosaic Co.	28,502	762,713
	Myers Industries, Inc.	5,581	65,744
	NewMarket Corp.	1,553	815,278
	Newmont Corp.	36,113	1,640,975
*	Nexa Resources SA	11,001	88,228
	Northern Technologies International Corp.	1,079	13,714
	Nucor Corp.	21,412	3,037,078
*	O-I Glass, Inc.	9,300	103,323

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Packaging Corp. of America	8,257	$1,890,358
	Pactiv Evergreen, Inc.	6,024	68,312
*	Perimeter Solutions SA	7,733	102,694
	PPG Industries, Inc.	11,408	1,420,410
	Quaker Chemical Corp.	1,372	207,968
	Radius Recycling, Inc.	5,467	88,511
*	Ranpak Holdings Corp.	4,240	25,779
*	Rayonier Advanced Materials, Inc.	15,838	126,070
	Reliance, Inc.	6,479	1,855,197
††	Resolute Forest Products, Inc.	12,553	3,343
	Royal Gold, Inc.	5,346	780,837
	RPM International, Inc.	13,525	1,719,163
	Ryerson Holding Corp.	3,589	78,204
	Sealed Air Corp.	15,055	544,690
	Sensient Technologies Corp.	6,028	454,993
	Sherwin-Williams Co.	9,540	3,422,666
	Silgan Holdings, Inc.	18,127	937,891
	Smurfit WestRock PLC	27,936	1,438,704
	Sonoco Products Co.	14,729	773,567
	Southern Copper Corp.	5,898	646,126
	Steel Dynamics, Inc.	20,423	2,665,201
	Stepan Co.	3,841	277,858
*	Summit Materials, Inc., Class A	14,945	708,542
	Sylvamo Corp.	5,906	502,128
*	Tredegar Corp.	2,020	15,655
	TriMas Corp.	7,022	188,541
	Tronox Holdings PLC	4,200	50,904
	U.S. Lime & Minerals, Inc.	3,000	338,340
	Vulcan Materials Co.	6,953	1,904,635
	Westlake Corp.	3,759	495,962
	Worthington Steel, Inc.	9,015	344,734
TOTAL MATERIALS			75,733,632
REAL ESTATE — (0.5%)
*	AMREP Corp.	1,504	45,737
*	Anywhere Real Estate, Inc.	7,200	27,792
*	CBRE Group, Inc., Class A	16,592	2,173,054
		Shares	Value†
REAL ESTATE — (Continued)
*	Compass, Inc., Class A	10,266	$65,189
*	CoStar Group, Inc.	16,553	1,204,893
*	Cushman & Wakefield PLC	36,843	499,223
*	Forestar Group, Inc.	9,106	287,476
*	FRP Holdings, Inc.	2,900	84,100
*	Howard Hughes Holdings, Inc.	6,943	527,946
*	Jones Lang LaSalle, Inc.	5,248	1,421,998
*»	JW Mays, Inc.	1	44
	Kennedy-Wilson Holdings, Inc.	2,555	27,313
	Marcus & Millichap, Inc.	8,399	317,818
	Newmark Group, Inc., Class A	29,807	446,807
*	Rafael Holdings, Inc., Class B	1,879	3,476
	RMR Group, Inc., Class A	1,332	32,061
*	Seaport Entertainment Group, Inc.	1,748	47,458
	St. Joe Co.	7,837	405,173
*	Stratus Properties, Inc.	889	19,816
*	Tejon Ranch Co.	3,436	54,667
#*	Zillow Group, Inc. (Z US), Class C	17,587	1,056,803
*	Zillow Group, Inc. (ZG US), Class A	5,612	325,776
TOTAL REAL ESTATE			9,074,620
UTILITIES — (0.9%)
*	Altus Power, Inc.	30,820	106,021
	American States Water Co.	4,161	343,116
	American Water Works Co., Inc.	6,942	958,760
	Artesian Resources Corp., Class A	900	30,159
	Atmos Energy Corp.	6,376	884,861
	Brookfield Renewable Corp., Class A	16,046	490,687
	California Water Service Group	4,692	243,796
	CenterPoint Energy, Inc.	29,111	859,648
	Chesapeake Utilities Corp.	1,966	235,507

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Clearway Energy, Inc. (CWEN US), Class C	7,141	$202,662
	Clearway Energy, Inc. (CWENA US), Class A	4,357	116,070
	Consolidated Edison, Inc.	11,925	1,212,534
	Consolidated Water Co. Ltd.	959	22,786
	Constellation Energy Corp.	5,311	1,396,581
	Edison International	12,623	1,040,135
	Essential Utilities, Inc.	13,988	539,937
	Eversource Energy	7,386	486,368
	Exelon Corp.	30,258	1,189,139
	Genie Energy Ltd., Class B	2,801	44,032
*	Hawaiian Electric Industries, Inc.	3,625	37,229
	Middlesex Water Co.	1,498	91,663
	New Jersey Resources Corp.	14,903	683,899
	NiSource, Inc.	22,046	775,137
	Northwest Natural Holding Co.	3,500	136,115
	NRG Energy, Inc.	3,644	329,418
	ONE Gas, Inc.	3,622	258,140
	Ormat Technologies, Inc.	8,446	667,403
	Public Service Enterprise Group, Inc.	15,919	1,423,318
*	Pure Cycle Corp.	3,694	38,861
	RGC Resources, Inc.	150	3,070
	Sempra	19,699	1,642,306
	SJW Group	2,694	149,948
	Shares	Value†
UTILITIES — (Continued)
Southwest Gas Holdings, Inc.	6,774	$496,195
Spire, Inc.	4,326	276,258
UGI Corp.	5,580	133,418
Unitil Corp.	1,532	88,687
York Water Co.	1,162	40,867
TOTAL UTILITIES		17,674,731
TOTAL COMMON STOCKS		1,931,760,709
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	1,025	24,549
TOTAL PREFERRED STOCKS		24,549
TOTAL INVESTMENT SECURITIES (Cost $879,307,307)		1,931,785,258

TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	2,246,652	2,246,652
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	1,214,185	14,043,259
TOTAL INVESTMENTS — (100.0%)
(Cost $895,597,218)			$1,948,075,169
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$174,847,085	—	—	$174,847,085
Consumer Discretionary	232,298,653	$10,248	—	232,308,901
Consumer Staples	108,195,392	18,832	—	108,214,224
Energy	46,649,117	—	—	46,649,117
Financials	357,772,573	—	—	357,772,573
Health Care	91,245,136	—	$67,362	91,312,498

U.S. Social Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$282,067,310	$129,364	$49	$282,196,723
Information Technology	535,976,605	—	—	535,976,605
Materials	75,730,289	—	3,343	75,733,632
Real Estate	9,074,576	44	—	9,074,620
Utilities	17,674,731	—	—	17,674,731
Preferred Stocks
Communication Services	24,549	—	—	24,549
Temporary Cash Investments	2,246,652	—	—	2,246,652
Securities Lending Collateral	—	14,043,259	—	14,043,259
Total Investments in Securities	$1,933,802,668	$14,201,747	$70,754˂˃	$1,948,075,169

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (6.2%)
#	Accent Group Ltd.	106,242	$164,217
	Acrow Ltd.	64,383	44,730
#	Adairs Ltd.	55,167	96,103
#*	Alkane Resources Ltd.	83,562	31,135
*	Alliance Aviation Services Ltd.	9,879	17,550
	ALS Ltd.	85,554	789,782
	Amotiv Ltd.	34,915	243,015
	AMP Ltd.	618,422	577,695
	Ampol Ltd.	47,671	872,786
	Ansell Ltd.	39,399	801,169
	ANZ Group Holdings Ltd.	123,939	2,525,939
	APA Group	73,070	334,569
#*	Arafura Rare Earths Ltd. (ARU AU)	334,462	32,794
	ARB Corp. Ltd.	15,881	430,239
#	ARN Media Ltd.	64,154	31,142
	ASX Ltd.	4,683	199,435
	Atlas Arteria Ltd.	114,430	366,316
	AUB Group Ltd.	16,277	341,121
#*	Audinate Group Ltd.	2,000	12,188
*	Aurelia Metals Ltd.	350,163	42,589
	Aurizon Holdings Ltd.	419,218	929,518
#*	Aussie Broadband Ltd.	30,837	73,642
#	Austin Engineering Ltd.	63,383	21,908
	Australian Clinical Labs Ltd.	43,106	102,494
	Australian Ethical Investment Ltd.	22,186	65,566
#	Australian Finance Group Ltd.	46,965	49,269
#	Auswide Bank Ltd.	11,348	31,458
#	Baby Bunting Group Ltd.	28,930	34,107
#	Bank of Queensland Ltd.	160,774	687,680
	Bapcor Ltd.	78,851	236,262
	Beach Energy Ltd.	436,339	357,387
#	Beacon Lighting Group Ltd.	6,838	13,180
	Bega Cheese Ltd.	68,537	231,002
	Bell Financial Group Ltd.	31,306	26,087
*	Bellevue Gold Ltd.	148,442	157,524
	Bendigo & Adelaide Bank Ltd.	100,006	805,731
	BlueScope Steel Ltd.	82,695	1,098,883
		Shares	Value»
AUSTRALIA — (Continued)
	Brambles Ltd.	132,503	$1,595,338
*	Bravura Solutions Ltd.	64,933	64,397
	Breville Group Ltd.	19,638	408,186
	Capitol Health Ltd.	196,117	48,354
*	Capricorn Metals Ltd.	79,581	330,469
	CAR Group Ltd.	15,068	371,140
*	Carnarvon Energy Ltd.	459,128	46,464
#*	Catapult Group International Ltd.	10,074	17,284
	Cedar Woods Properties Ltd.	21,211	80,116
#*	Cettire Ltd.	67,541	66,960
	Challenger Ltd.	98,919	391,773
	Champion Iron Ltd.	97,976	376,039
#*	Chrysos Corp. Ltd.	6,108	21,815
	Cleanaway Waste Management Ltd.	360,247	644,983
#	Clinuvel Pharmaceuticals Ltd.	5,875	54,703
#*	Coast Entertainment Holdings Ltd.	99,253	29,116
	Cochlear Ltd.	4,511	835,160
	Codan Ltd.	29,559	305,827
#	COG Financial Services Ltd.	13,514	8,598
*	Cogstate Ltd.	10,170	6,533
	Coles Group Ltd.	108,303	1,249,978
	Collins Foods Ltd.	32,032	174,881
	Commonwealth Bank of Australia	69,026	6,438,354
	Computershare Ltd.	40,286	696,442
*	Cooper Energy Ltd.	747,953	85,850
	Credit Corp. Group Ltd.	13,895	156,996
	Data#3 Ltd.	35,101	168,159
*	Deep Yellow Ltd.	112,410	99,724
	Deterra Royalties Ltd.	54,769	132,503
	Dicker Data Ltd.	17,623	99,492
	Domain Holdings Australia Ltd.	49,617	97,795
	Domino's Pizza Enterprises Ltd.	10,990	240,522
	Downer EDI Ltd.	198,482	727,247
#	Duratec Ltd.	16,240	17,514
	Eagers Automotive Ltd.	33,994	246,636
	Elanor Investor Group	20,923	11,291
	Elders Ltd.	37,303	208,078
#*	Emeco Holdings Ltd.	92,682	46,944

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Emerald Resources NL	116,059	$318,763
#*	EML Payments Ltd.	83,082	36,419
	Enero Group Ltd.	29,929	21,882
	EQT Holdings Ltd.	3,886	79,146
	Euroz Hartleys Group Ltd.	26,027	13,970
	Evolution Mining Ltd.	407,402	1,396,798
	EVT Ltd.	24,267	173,271
*	Fenix Resources Ltd.	123,836	22,014
*	Finbar Group Ltd.	8,281	4,873
#††	Firefinch Ltd.	64,123	1,582
*	FleetPartners Group Ltd.	80,526	154,349
	Fleetwood Ltd.	27,378	36,943
#	Flight Centre Travel Group Ltd.	38,503	402,705
	Fortescue Ltd.	172,609	2,161,556
	G8 Education Ltd.	293,389	258,436
	Generation Development Group Ltd.	7,133	16,079
	Gold Road Resources Ltd.	301,847	393,691
	GR Engineering Services Ltd.	13,879	19,249
	GrainCorp Ltd., Class A	60,232	355,910
	Grange Resources Ltd.	182,933	30,019
	GWA Group Ltd.	52,671	80,325
	Hansen Technologies Ltd.	40,406	131,949
#	Harvey Norman Holdings Ltd.	195,134	585,224
	Helia Group Ltd.	115,071	305,744
	Helloworld Travel Ltd.	7,605	8,965
	Horizon Oil Ltd.	274,967	34,174
*	Hot Chili Ltd.	8,052	4,451
	HUB24 Ltd.	5,170	232,688
#	Humm Group Ltd.	120,741	56,270
#	IDP Education Ltd.	33,142	301,723
	IGO Ltd.	66,005	226,111
	Iluka Resources Ltd.	103,564	398,020
	Imdex Ltd.	127,237	216,154
#*	Immutep Ltd. (IMM AU)	91,959	17,189
	Infomedia Ltd.	73,305	68,391
	Inghams Group Ltd.	102,783	193,195
	Insignia Financial Ltd.	146,460	317,002
	Insurance Australia Group Ltd.	354,223	1,739,398
#	Integral Diagnostics Ltd.	37,470	76,831
		Shares	Value»
AUSTRALIA — (Continued)
#*	ioneer Ltd.	78,000	$14,725
#	IPD Group Ltd.	5,381	16,337
	IPH Ltd.	47,396	166,768
*	IRESS Ltd.	25,256	164,237
	IVE Group Ltd.	30,663	42,794
*	James Hardie Industries PLC (JHX AU), CDI	33,147	1,057,166
	JB Hi-Fi Ltd.	26,597	1,427,255
	Johns Lyng Group Ltd.	41,722	104,467
*	Judo Capital Holdings Ltd.	56,529	69,469
	Jupiter Mines Ltd.	167,530	19,246
#*	Karoon Energy Ltd.	226,663	206,611
	Kelly Partners Group Holdings Ltd.	2,398	12,762
#	Kelsian Group Ltd.	35,150	89,993
#	Kogan.com Ltd.	8,857	26,946
	Korvest Ltd.	1,524	9,247
	Lendlease Corp. Ltd.	138,676	614,433
#*††	Leo Lithium Ltd.	45,802	2,713
#	Lifestyle Communities Ltd.	23,922	134,842
	Lindsay Australia Ltd.	41,138	22,930
#	Lovisa Holdings Ltd.	18,314	355,860
	Lycopodium Ltd.	5,847	43,938
#*	Lynas Rare Earths Ltd.	89,858	446,573
#	MA Financial Group Ltd.	23,258	97,661
#	Maas Group Holdings Ltd.	13,779	42,352
	Macmahon Holdings Ltd.	251,756	62,870
	Macquarie Group Ltd.	9,436	1,428,147
*	Macquarie Technology Group Ltd.	1,937	105,190
#	Mader Group Ltd.	1,542	6,144
	Magellan Financial Group Ltd.	46,372	324,883
	McMillan Shakespeare Ltd.	17,072	163,826
	Medibank Pvt Ltd.	245,365	576,652
*	Megaport Ltd.	22,576	102,464
#*	Mesoblast Ltd. (MSB AU)	118,754	101,994
#*	Metals X Ltd.	186,167	59,297
	Michael Hill International Ltd. (MHJ AU)	22,149	8,712
	Mineral Resources Ltd.	24,675	634,084

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Monadelphous Group Ltd.	22,768	$187,699
	Monash IVF Group Ltd.	93,983	72,416
#*	Mount Gibson Iron Ltd.	173,579	34,760
#	Myer Holdings Ltd.	165,384	98,122
	MyState Ltd.	29,519	73,475
*	Nanosonics Ltd.	7,694	16,045
	National Australia Bank Ltd.	176,579	4,475,416
	Navigator Global Investments Ltd.	89,839	101,778
	Netwealth Group Ltd.	36,369	656,193
	nib holdings Ltd.	114,540	433,574
	Nick Scali Ltd.	20,475	188,260
	Nine Entertainment Co. Holdings Ltd.	325,243	250,237
	Northern Star Resources Ltd.	107,582	1,248,424
#*	Novonix Ltd.	27,236	12,468
	Nufarm Ltd.	92,167	232,257
*	Nuix Ltd.	26,457	133,619
	Objective Corp. Ltd.	4,722	50,062
*	OFX Group Ltd.	53,605	51,411
#*	Omni Bridgeway Ltd.	45,736	27,492
	oOh!media Ltd.	126,515	102,613
	Orica Ltd.	116,833	1,327,101
	Orora Ltd.	269,220	425,516
	Pacific Current Group Ltd.	12,386	88,939
*	Paladin Energy Ltd.	19,311	127,136
	Panoramic Resources Ltd.	425,943	1,962
*	Pantoro Ltd.	326,545	26,781
	Peet Ltd.	95,638	85,610
	Perenti Ltd.	202,118	155,278
	Perpetual Ltd.	12,552	166,560
*	PEXA Group Ltd.	25,044	222,491
#*	Pilbara Minerals Ltd.	284,914	527,714
	Pinnacle Investment Management Group Ltd.	6,301	82,759
	Platinum Asset Management Ltd.	79,558	63,961
*	Praemium Ltd.	43,406	19,259
	Premier Investments Ltd.	25,068	551,644
	Pro Medicus Ltd.	7,858	995,414
	Propel Funeral Partners Ltd.	13,803	54,940
	PWR Holdings Ltd.	15,753	93,995
*	Qantas Airways Ltd.	73,693	390,166
		Shares	Value»
AUSTRALIA — (Continued)
	QBE Insurance Group Ltd.	151,404	$1,709,370
	Qube Holdings Ltd.	274,185	668,724
	Ramelius Resources Ltd.	315,497	492,247
#	REA Group Ltd.	3,826	565,616
#*	ReadyTech Holdings Ltd.	5,650	11,004
	Reece Ltd.	15,729	234,371
	Regis Healthcare Ltd.	36,443	155,022
*	Regis Resources Ltd.	256,312	451,494
	Reject Shop Ltd.	5,557	10,522
	Reliance Worldwide Corp. Ltd.	153,854	523,840
#	Resimac Group Ltd.	15,412	8,958
*	Resolute Mining Ltd.	490,328	262,173
#*	Retail Food Group Ltd.	248,387	10,646
	Ridley Corp. Ltd.	79,105	137,381
	Rio Tinto Ltd.	38,117	2,992,852
*	RPMGlobal Holdings Ltd.	30,765	59,935
*	Sandfire Resources Ltd.	188,360	1,274,764
	Santos Ltd.	574,923	2,557,753
	SEEK Ltd.	27,453	446,007
*	Select Harvests Ltd.	35,673	84,957
	Servcorp Ltd.	12,793	42,326
	Service Stream Ltd.	167,325	165,860
	Seven Group Holdings Ltd.	29,156	794,357
*	Seven West Media Ltd.	229,807	24,165
	SG Fleet Group Ltd.	23,107	41,045
	Shaver Shop Group Ltd.	27,345	24,910
	Sigma Healthcare Ltd.	449,343	576,893
#*	Silver Mines Ltd.	98,188	7,085
	Sims Ltd. (SGM AU)	45,692	379,700
	SmartGroup Corp. Ltd.	26,522	134,562
#	Solvar Ltd.	51,879	44,884
	Sonic Healthcare Ltd.	41,651	733,904
	Southern Cross Electrical Engineering Ltd.	71,652	76,590
#	Southern Cross Media Group Ltd.	72,250	24,660
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	246,151	179,959
#*	St Barbara Ltd.	218,829	66,064
	Steadfast Group Ltd.	94,850	341,598

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Suncorp Group Ltd.	100,883	$1,183,382
	Super Retail Group Ltd.	45,712	433,464
#*	Superloop Ltd.	116,123	141,864
#*	Syrah Resources Ltd.	136,351	26,541
	Technology One Ltd.	65,405	1,042,424
	Telstra Group Ltd. (TLS AU)	337,975	846,095
*	Temple & Webster Group Ltd.	3,647	27,554
#	TPG Telecom Ltd.	49,803	147,416
	Transurban Group	83,788	698,285
*	Tuas Ltd.	44,136	148,748
#*	Tyro Payments Ltd.	28,247	14,284
*	Vault Minerals Ltd.	1,659,148	427,344
	Ventia Services Group Pty. Ltd.	220,475	662,154
Ω	Viva Energy Group Ltd.	227,605	391,544
	Vulcan Steel Ltd.	1,863	9,105
*	WEB Travel Group Ltd.	41,618	109,296
*	Webjet Group Ltd.	41,618	21,226
	Wesfarmers Ltd.	52,128	2,293,166
*	West African Resources Ltd.	465,998	559,427
	Westgold Resources Ltd.	154,708	325,649
	Westpac Banking Corp.	124,431	2,613,273
	WiseTech Global Ltd.	7,139	548,119
	Woodside Energy Group Ltd. (WDS AU)	38,860	611,596
	Woolworths Group Ltd.	57,381	1,125,425
	Worley Ltd.	59,478	546,168
*	Xero Ltd.	6,223	604,599
	XRF Scientific Ltd.	14,736	15,859
*	Zip Co. Ltd.	59,188	115,386
TOTAL AUSTRALIA			94,992,058
AUSTRIA — (0.6%)
	Addiko Bank AG	3,243	68,895
	Agrana Beteiligungs AG	3,424	39,467
	ANDRITZ AG	15,680	946,650
#*	AT&S Austria Technologie & Systemtechnik AG	7,195	132,075
Ω	BAWAG Group AG	14,288	1,107,457
#	CA Immobilien Anlagen AG	6,148	149,070
	Erste Group Bank AG	35,900	2,030,708
		Shares	Value»
AUSTRIA — (Continued)
*	Eurotelesites AG	9,418	$51,056
	EVN AG	10,282	285,596
#*	FACC AG	1,800	12,241
*	Immofinanz AG (IIA AV)	16,120	72,838
#*	Lenzing AG	2,074	71,152
	Oesterreichische Post AG	5,375	170,470
	OMV AG	31,639	1,311,141
	Palfinger AG	2,531	56,252
*	POLYTEC Holding AG	2,968	8,064
	Porr AG	4,391	69,423
	Raiffeisen Bank International AG	13,015	233,147
*	Rosenbauer International AG	724	27,175
	Schoeller-Bleckmann Oilfield Equipment AG	1,565	46,986
	Semperit AG Holding	1,531	19,061
	Strabag SE (STR AV)	861	33,900
	Telekom Austria AG	37,674	311,426
*	UBM Development AG	1,080	22,724
	UNIQA Insurance Group AG	12,216	95,762
	Verbund AG	5,027	413,995
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	306,661
	voestalpine AG	29,477	613,623
	Wienerberger AG	17,638	532,687
	Zumtobel Group AG	7,953	46,022
TOTAL AUSTRIA			9,285,724
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	7,101	1,446,134
	Ageas SA	40,170	2,096,405
*	AGFA-Gevaert NV	41,313	43,377
*	Argenx SE (ARGX US), ADR	634	371,714
*	Atenor	6,180	29,604
	Azelis Group NV	6,820	136,631
	Barco NV	6,310	78,465
	Bekaert SA	9,714	354,991
	bpost SA	3,170	8,299
	Cie d'Entreprises CFE	2,314	15,384
	Colruyt Group NV	11,311	528,405
	Deceuninck NV	31,883	80,172
	Deme Group NV	2,106	321,983

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	D'ieteren Group	1,674	$362,416
	Econocom Group SA NV	24,500	52,794
	Elia Group SA	4,172	396,990
	EVS Broadcast Equipment SA	2,765	85,610
	Fagron	15,426	312,234
	Gimv NV	5,900	243,584
	Greenyard NV	3,776	24,616
	Immobel SA	938	18,927
#	Ion Beam Applications	2,271	33,663
	Jensen-Group NV	968	43,868
	KBC Group NV	48,610	3,540,809
#	Kinepolis Group NV	3,384	142,697
	Lotus Bakeries NV	106	1,389,459
	Melexis NV	4,507	294,345
*	Ontex Group NV	16,508	138,899
	Proximus SADP	30,876	225,488
	Recticel SA	8,658	113,713
	Sipef NV	865	53,190
	Syensqo SA	19,322	1,498,909
	Tessenderlo Group SA	5,993	162,449
	UCB SA	4,632	891,884
	Umicore SA	36,007	433,502
	Van de Velde NV	1,542	52,488
	VGP NV	3,266	274,668
TOTAL BELGIUM			16,298,766
CANADA — (11.3%)
*	5N Plus, Inc.	18,900	96,377
	Acadian Timber Corp.	3,200	42,311
*	ACT Energy Technologies Ltd.	3,429	14,725
	ADENTRA, Inc.	4,480	123,523
	Aecon Group, Inc.	15,990	266,318
	Ag Growth International, Inc.	5,000	177,254
	AGF Management Ltd., Class B	15,987	119,643
	Agnico Eagle Mines Ltd. (AEM CN)	28,807	2,486,462
	Agnico Eagle Mines Ltd. (AEM US)	18,919	1,632,521
#*	Aimia, Inc.	17,250	31,097
*	Air Canada	40,689	551,443
	Alamos Gold, Inc. (AGI CN), Class A	34,503	697,071
	Alamos Gold, Inc. (AGI US), Class A	34,409	694,364
	Alimentation Couche-Tard, Inc.	40,219	2,097,390
	AltaGas Ltd.	55,064	1,315,746
		Shares	Value»
CANADA — (Continued)
*	Altius Renewable Royalties Corp.	1,700	$14,493
	Altus Group Ltd.	4,016	151,947
	Amerigo Resources Ltd.	45,106	55,396
	Andlauer Healthcare Group, Inc.	4,199	123,857
*	Aritzia, Inc.	22,586	727,210
*	Ascot Resources Ltd.	34,500	6,195
	Atco Ltd., Class I	11,767	408,361
	AtkinsRealis Group, Inc.	22,030	1,060,085
*	ATS Corp. (ATS CN)	15,424	462,271
*	ATS Corp. (ATS US)	3,800	113,886
*	AutoCanada, Inc.	4,621	49,252
	B2Gold Corp. (BTG US)	114,500	380,140
	B2Gold Corp. (BTO CN)	211,349	698,246
	Badger Infrastructure Solution	9,086	236,359
#*	Ballard Power Systems, Inc. (BLDP US)	36,179	57,163
	Bank of Montreal (BMO CN)	3,856	351,384
	Bank of Montreal (BMO US)	34,435	3,137,717
	Bank of Nova Scotia (BNS CN)	17,678	910,214
	Bank of Nova Scotia (BNS US)	33,442	1,721,929
	BCE, Inc. (BCE CN)	515	16,596
	BCE, Inc. (BCE US)	4,334	139,815
	Bird Construction, Inc.	15,630	340,249
	Black Diamond Group Ltd.	15,142	98,420
	BMTC Group, Inc.	3,210	29,152
*	Bombardier, Inc. (BBD/A CN), Class A	256	18,804
*	Bombardier, Inc. (BBD/B CN), Class B	13,394	985,239
*	Bonterra Energy Corp.	6,000	14,479
	Boralex, Inc., Class A	9,066	217,933
	Boyd Group Services, Inc.	5,639	877,632
	Brookfield Corp. (BN US)	58,825	3,117,725

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Brookfield Infrastructure Corp. (BIPC CN), Class A	14,515	$596,717
	Brookfield Wealth Solutions Ltd.	607	32,213
#	BRP, Inc. (DOO CN)	5,068	249,878
	BRP, Inc. (DOOO US)	1,277	62,918
*	Calfrac Well Services Ltd.	12,400	34,287
	Calian Group Ltd.	1,700	58,643
	Cameco Corp. (CCJ US)	11,483	599,642
	Cameco Corp. (CCO CN)	58	3,031
	Canaccord Genuity Group, Inc.	29,719	213,872
	Canacol Energy Ltd.	2,761	5,592
#*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	45,390
	Canadian Imperial Bank of Commerce (CM CN)	27,286	1,707,102
	Canadian Imperial Bank of Commerce (CM US)	34,328	2,147,560
	Canadian National Railway Co. (CNI US)	21,783	2,350,821
	Canadian National Railway Co. (CNR CN)	99	10,690
	Canadian Pacific Kansas City Ltd. (CP CN)	534	41,194
	Canadian Pacific Kansas City Ltd. (CP US)	9,398	725,150
#	Canadian Tire Corp. Ltd., Class A	10,411	1,107,910
#	Canadian Utilities Ltd., Class A	13,615	348,601
	Canadian Western Bank	27,881	1,146,398
*	Canfor Corp.	18,632	222,270
*	Capstone Copper Corp.	94,775	655,498
	Cascades, Inc.	28,823	217,153
	CCL Industries, Inc., Class B	27,956	1,630,758
*	Celestica, Inc. (CLS US)	35,134	2,403,166
		Shares	Value»
CANADA — (Continued)
	Centerra Gold, Inc.	57,303	$404,971
	CES Energy Solutions Corp.	73,300	420,106
*	CGI, Inc. (GIB US)	12,994	1,438,566
*	CGI, Inc. (GIBA CN)	6,491	719,052
*	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	261,700
	CI Financial Corp.	33,144	545,120
*	Cineplex, Inc.	1,096	7,872
*	Cipher Pharmaceuticals, Inc.	3,000	32,406
#	Cogeco Communications, Inc.	3,747	188,783
	Cogeco, Inc.	1,876	81,920
	Colliers International Group, Inc. (CIGI CN)	820	125,348
	Colliers International Group, Inc. (CIGI US)	4,736	722,903
	Computer Modelling Group Ltd.	23,159	190,282
	Constellation Software, Inc.	1,052	3,172,615
	Converge Technology Solutions Corp.	52,248	112,575
*	Culico Metals, Inc.	6,502	560
	Definity Financial Corp.	18,422	710,895
#*	Denison Mines Corp. (DML CN)	97,775	205,753
*	dentalcorp Holdings Ltd.	8,175	55,132
*	Descartes Systems Group, Inc. (DSGX US)	4,255	442,222
	Dexterra Group, Inc.	13,572	60,142
*	Docebo, Inc.	1,864	84,903
	Dollarama, Inc.	24,451	2,544,407
	Doman Building Materials Group Ltd.	28,370	167,691
*	Dorel Industries, Inc., Class B	8,016	31,664
#	DREAM Unlimited Corp., Class A	9,274	190,818
	Dundee Precious Metals, Inc.	83,885	853,098
	Dye & Durham Ltd.	4,990	68,237

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Dynacor Group, Inc.	9,100	$37,580
	E-L Financial Corp. Ltd.	200	204,834
*	Eldorado Gold Corp. (EGO US)	28,305	491,651
*	Eldorado Gold Corp. (ELD CN)	36,906	641,985
	Element Fleet Management Corp.	103,182	2,111,290
	Empire Co. Ltd., Class A	32,164	927,948
#	Enbridge, Inc. (ENB CN)	23,766	959,970
	Enbridge, Inc. (ENB US)	33,548	1,355,339
#	Endeavour Mining PLC	41,640	922,007
*	Endeavour Silver Corp. (EXK US)	34,697	174,873
	Enerflex Ltd. (EFX CN)	8,801	58,153
	Enerflex Ltd. (EFXT US)	2,498	16,512
	Enghouse Systems Ltd.	10,352	219,107
*	Ensign Energy Services, Inc.	45,817	92,137
	EQB, Inc.	9,000	690,473
#*	Equinox Gold Corp. (EQX CN)	11,142	61,618
*	Equinox Gold Corp. (EQX US)	62,852	348,200
*	ERO Copper Corp. (ERO CN)	11,587	212,791
*	ERO Copper Corp. (ERO US)	7,007	128,508
	Evertz Technologies Ltd.	7,706	65,529
#	Exchange Income Corp.	6,358	250,009
	Exco Technologies Ltd.	6,801	40,981
	Extendicare, Inc.	18,318	121,037
	Fairfax Financial Holdings Ltd.	4,317	5,364,664
	Fiera Capital Corp.	22,653	157,978
	Finning International, Inc.	36,735	1,072,224
*	Firan Technology Group Corp.	3,300	16,614
	Firm Capital Mortgage Investment Corp.	9,400	76,288
		Shares	Value»
CANADA — (Continued)
#	First Majestic Silver Corp. (AG US)	52,394	$386,668
*	First Mining Gold Corp.	44,500	4,634
#	First National Financial Corp.	4,925	143,610
*	First Quantum Minerals Ltd.	42,727	552,059
	FirstService Corp. (FSV CN)	1,700	314,763
	FirstService Corp. (FSV US)	4,094	758,086
	Foraco International SA	13,200	21,426
*	Fortuna Mining Corp. (FSM US)	37,710	187,419
*	Fortuna Mining Corp. (FVI CN)	36,107	179,712
#	Freehold Royalties Ltd.	34,200	337,247
	Frontera Energy Corp.	5,101	27,770
*	Galiano Gold, Inc.	24,802	42,751
*	GDI Integrated Facility Services, Inc.	3,200	84,186
	George Weston Ltd.	7,389	1,172,019
	GFL Environmental, Inc.	19,931	833,116
	Gibson Energy, Inc.	41,324	685,592
	Gildan Activewear, Inc. (GIL CN)	2,100	102,772
#	Gildan Activewear, Inc. (GIL US)	29,311	1,433,308
	goeasy Ltd.	3,750	477,062
*	GoGold Resources, Inc.	24,168	27,772
	Great-West Lifeco, Inc.	28,022	940,272
	Guardian Capital Group Ltd., Class A	5,228	150,042
*	Haivision Systems, Inc.	100	348
	Hammond Power Solutions, Inc.	1,900	164,666
	Headwater Exploration, Inc.	51,934	255,875
*	Heroux-Devtek, Inc.	8,414	194,283
	High Liner Foods, Inc.	5,650	53,037
*	HLS Therapeutics, Inc.	700	1,679
	Hudbay Minerals, Inc. (HBM CN)	57,861	519,035

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Hudbay Minerals, Inc. (HBM US)	51,304	$459,171
Ω	Hydro One Ltd.	17,900	576,333
	iA Financial Corp., Inc.	24,300	1,979,813
*	IAMGOLD Corp. (IMG CN)	123,812	687,375
#	IGM Financial, Inc.	14,464	434,538
*	Imperial Metals Corp.	8,315	12,899
	Information Services Corp.	3,800	79,693
	Innergex Renewable Energy, Inc.	13,576	88,927
	Intact Financial Corp.	10,632	2,030,415
*	Interfor Corp.	14,669	202,175
*	Ivanhoe Mines Ltd., Class A	13,175	174,203
Ω	Jamieson Wellness, Inc.	5,532	131,789
#*	Journey Energy, Inc.	5,500	8,493
*	K92 Mining, Inc.	42,102	280,005
	K-Bro Linen, Inc.	2,121	50,041
	Keyera Corp.	41,897	1,286,685
*	Kinaxis, Inc.	1,366	151,713
	Kinross Gold Corp. (K CN)	380,521	3,839,782
	Kinross Gold Corp. (KGC US)	9,617	96,939
*	Kiwetinohk Energy Corp.	1,200	12,928
*	Knight Therapeutics, Inc.	16,922	68,546
#	KP Tissue, Inc.	3,500	20,613
	Labrador Iron Ore Royalty Corp.	13,609	297,720
#*	Largo, Inc. (LGO CN)	4,043	9,961
	Laurentian Bank of Canada	11,551	216,361
	Leon's Furniture Ltd.	8,006	154,272
#*	Lightspeed Commerce, Inc. (LSPD US)	36,486	551,668
	Linamar Corp.	11,854	485,023
	Loblaw Cos. Ltd.	15,111	1,910,592
*	Lucara Diamond Corp.	114,752	42,856
	Lundin Gold, Inc.	24,670	596,573
	Lundin Mining Corp.	167,701	1,630,820
	Magellan Aerospace Corp.	4,737	35,485
	Magna International, Inc. (MG CN)	12,585	496,856
	Magna International, Inc. (MGA US)	37,033	1,461,693
		Shares	Value»
CANADA — (Continued)
	Mainstreet Equity Corp.	900	$134,649
*	Major Drilling Group International, Inc.	19,412	116,833
*	Mandalay Resources Corp.	5,100	12,454
	Manulife Financial Corp. (MFC US)	86,258	2,519,596
#	Maple Leaf Foods, Inc.	13,035	197,161
	Martinrea International, Inc.	20,136	148,957
*	Mattr Corp.	16,371	142,858
*	MDA Space Ltd.	10,609	162,295
	Medical Facilities Corp.	6,857	71,409
	Melcor Developments Ltd.	3,200	29,855
	Metro, Inc.	19,368	1,150,265
	Morguard Corp.	700	58,842
	MTY Food Group, Inc.	5,624	180,714
#	Mullen Group Ltd.	21,578	233,393
	National Bank of Canada	51,008	4,865,057
	Neo Performance Materials, Inc.	3,400	19,193
*	New Gold, Inc. (NGD CN)	152,827	420,388
*	New Gold, Inc. (NGD US)	36,847	101,329
*	NFI Group, Inc.	3,671	41,789
	North American Construction Group Ltd. (NOA CN)	7,400	144,296
	North West Co., Inc.	13,509	508,498
	Northland Power, Inc.	55,245	839,576
	Nutrien Ltd. (NTR CN)	1,300	61,987
	Nutrien Ltd. (NTR US)	54,316	2,589,795
	OceanaGold Corp.	199,907	567,122
	Onex Corp.	17,120	1,232,281
	Open Text Corp. (OTEX CN)	1,630	48,888
	Open Text Corp. (OTEX US)	27,503	825,090
*	Orla Mining Ltd. (ORLA US)	14,309	69,112
	Osisko Gold Royalties Ltd. (OR CN)	5,289	106,445
	Osisko Gold Royalties Ltd. (OR US)	25,608	515,489

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pan American Silver Corp. (PAAS CN)	17,203	$402,291
#	Pan American Silver Corp. (PAAS US)	51,627	1,208,584
	Parkland Corp.	38,925	905,785
	Pason Systems, Inc.	16,304	157,730
*	Payfare, Inc.	3,500	5,178
	Pembina Pipeline Corp. (PBA US)	34,479	1,440,877
	PHX Energy Services Corp.	13,038	87,366
	Pizza Pizza Royalty Corp.	7,900	74,328
	Polaris Renewable Energy, Inc.	6,500	56,020
#	PrairieSky Royalty Ltd.	33,624	672,794
*	Precision Drilling Corp. (PD CN)	998	59,956
*	Precision Drilling Corp. (PDS US)	3,634	218,243
	Premium Brands Holdings Corp.	7,770	485,168
	Primo Water Corp. (PRMW US)	37,730	989,658
#	Propel Holdings, Inc.	5,900	153,353
*	Quarterhill, Inc.	31,600	36,540
	Quebecor, Inc., Class B	33,494	834,012
	RB Global, Inc. (RBA US)	11,625	985,102
#	Restaurant Brands International, Inc. (QSR US)	15,606	1,085,397
	Richelieu Hardware Ltd.	10,888	286,911
	Rogers Communications, Inc. (RCI US), Class B	17,335	629,607
	Rogers Communications, Inc. (RCIB CN), Class B	17,624	640,102
	Rogers Sugar, Inc.	29,000	115,804
	Royal Bank of Canada (RY CN)	8,514	1,029,678
	Royal Bank of Canada (RY US)	80,240	9,700,214
	Russel Metals, Inc.	18,045	502,463
	Sandstorm Gold Ltd. (SAND US)	52,570	318,049
		Shares	Value»
CANADA — (Continued)
*	Sangoma Technologies Corp.	1,400	$8,547
	Saputo, Inc.	36,516	696,567
	Savaria Corp.	6,800	108,909
*	Seabridge Gold, Inc. (SA US)	7,687	133,984
	Secure Energy Services, Inc.	69,338	772,388
*	Shopify, Inc. (SHOP US), Class A	6,770	529,482
	Sienna Senior Living, Inc.	13,114	162,188
*	SilverCrest Metals, Inc. (SIL CN)	15,403	157,199
*	SilverCrest Metals, Inc. (SILV US)	16,481	167,612
*	Source Energy Services Ltd.	3,700	33,297
Ω	Spin Master Corp.	5,831	123,417
	Sprott, Inc. (SII US)	2,451	108,408
	SSR Mining, Inc. (SSRM CN)	27,376	169,092
	SSR Mining, Inc. (SSRM US)	22,172	136,801
	Stantec, Inc. (STN CN)	6,501	527,326
	Stantec, Inc. (STN US)	11,124	902,824
	Stelco Holdings, Inc.	13,600	665,471
	Stella-Jones, Inc.	15,995	967,041
*Ω	STEP Energy Services Ltd.	6,300	15,520
	StorageVault Canada, Inc.	33,326	97,416
	Sun Life Financial, Inc. (SLF CN)	22,751	1,261,448
	Sun Life Financial, Inc. (SLF US)	42,872	2,375,966
#*	SunOpta, Inc. (STKL US)	700	4,582
	Superior Plus Corp.	55,940	265,166
	Supremex, Inc.	2,200	6,478
	Sylogist Ltd.	3,900	30,755
#	Tamarack Valley Energy Ltd.	134,344	400,422
*	Taseko Mines Ltd. (TGB US)	30,417	67,830
*	Taseko Mines Ltd. (TKO CN)	48,479	107,588
	TELUS Corp.	9,014	142,492
*	Tenaz Energy Corp.	3,700	25,830
	TerraVest Industries, Inc.	1,300	93,115

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TFI International, Inc. (TFII CN)	8,716	$1,166,411
	TFI International, Inc. (TFII US)	1,564	209,294
	Thomson Reuters Corp. (TRI US)	4,286	701,361
#	Tidewater Midstream & Infrastructure Ltd.	71,300	14,850
	Timbercreek Financial Corp.	21,635	117,782
	TMX Group Ltd.	20,943	654,154
	Topaz Energy Corp.	16,689	320,152
*	Torex Gold Resources, Inc.	36,899	795,832
	Toromont Industries Ltd.	13,530	1,195,238
	Toronto-Dominion Bank (TD CN)	7,237	400,066
	Toronto-Dominion Bank (TD US)	70,974	3,922,733
	Total Energy Services, Inc.	11,308	78,129
	Transcontinental, Inc., Class A	20,810	257,070
	Trican Well Service Ltd.	58,515	194,161
	Triple Flag Precious Metals Corp. (TFPM CN)	1,800	30,846
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	121,008
*	Trisura Group Ltd. (TSU CN)	5,012	148,306
*	Valeura Energy, Inc.	5,463	17,735
	Vecima Networks, Inc.	1,615	23,198
	VersaBank (VBNK CN)	2,400	36,077
	VersaBank (VBNK US)	1,100	16,500
*	VerticalScope Holdings, Inc.	3,400	19,218
*	Victoria Gold Corp./Vancouver	11,300	3,896
*	Vitalhub Corp.	6,200	45,420
	Wajax Corp.	7,419	131,665
*	Wall Financial Corp.	700	9,552
	Waste Connections, Inc. (WCN US)	6,901	1,219,751
*	Well Health Technologies Corp.	26,439	84,120
		Shares	Value»
CANADA — (Continued)
*	Wesdome Gold Mines Ltd.	40,790	$357,409
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	1,462,018
*	Western Forest Products, Inc.	95,411	33,920
	Westgold Resources Ltd.	54,708	111,195
	Westshore Terminals Investment Corp.	8,046	132,968
	Wheaton Precious Metals Corp. (WPM US)	11,638	768,224
*	WildBrain Ltd.	15,563	12,295
	Winpak Ltd.	6,205	221,087
	WSP Global, Inc.	9,281	1,658,895
#*	Yangarra Resources Ltd.	16,900	12,381
	Yellow Pages Ltd.	2,901	20,939
TOTAL CANADA			173,946,897
CHINA — (0.0%)
	SIIC Environment Holdings Ltd. (SIIC SP)	305,800	38,557
DENMARK — (1.8%)
*	ALK-Abello AS	32,472	760,345
	Alm Brand AS	198,447	386,348
*	Ambu AS, Class B	49,287	914,590
	AP Moller - Maersk AS (MAERSKA DC), Class A	178	271,439
	AP Moller - Maersk AS (MAERSKB DC), Class B	281	444,475
*	Bang & Olufsen AS	27,144	36,463
	cBrain AS	2,298	59,014
	Coloplast AS, Class B	14,222	1,781,314
	Columbus AS	25,009	39,543
	Danske Bank AS	61,163	1,808,531
*	Demant AS	19,244	710,800
	Dfds AS	8,841	202,194
	DSV AS	10,526	2,304,199
	FLSmidth & Co. AS	14,063	736,211
	Foroya Banki P	1,197	28,628
*	GN Store Nord AS	31,954	628,199
#	GronlandsBANKEN AS	259	25,502
#*	H&H International AS, Class B	3,579	44,108
#*	Huscompagniet AS	250	2,364
	ISS AS	34,147	659,981
	Jeudan AS	1,620	55,657

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Jyske Bank AS	15,613	$1,095,265
	Matas AS	10,756	192,613
*Ω	Netcompany Group AS	10,744	512,804
*	Nilfisk Holding AS	3,833	64,422
*	NKT AS	14,984	1,404,855
*Ω	NNIT AS	3,366	51,066
	North Media AS	2,064	16,432
*	NTG Nordic Transport Group AS, Class A	1,316	53,513
*Ω	Orsted AS	7,088	417,176
	Pandora AS	24,859	3,758,584
	Parken Sport & Entertainment AS	1,139	19,911
	Per Aarsleff Holding AS	4,795	283,212
	Ringkjoebing Landbobank AS	7,641	1,263,783
	Rockwool AS (ROCKA DC), Class A	1,055	452,902
	Rockwool AS (ROCKB DC), Class B	2,713	1,174,051
*	RTX AS	1,768	19,194
	Sampo OYJ, Class A	15,041	662,153
	Schouw & Co. AS	3,662	304,497
	Solar AS, Class B	1,575	73,987
	SP Group AS	1,755	80,630
	Spar Nord Bank AS	24,008	462,777
	Sparekassen Sjaelland-Fyn AS	1,955	58,925
	Sydbank AS	16,028	764,938
*	TCM Group AS	1,798	19,595
	Tivoli AS	661	65,489
	TORM PLC, Class A	12,022	315,910
	Tryg AS	53,900	1,272,080
	UIE PLC	3,870	156,170
*	Vestas Wind Systems AS	60,651	1,155,846
TOTAL DENMARK			28,072,685
FINLAND — (1.7%)
	Aktia Bank OYJ	13,319	134,622
	Alandsbanken Abp, Class B	1,334	48,736
	Alma Media OYJ	6,819	82,627
	Aspo OYJ	5,171	31,766
	Atria OYJ	4,031	50,315
	Cargotec OYJ, Class B	11,710	708,779
	Citycon OYJ	11,056	42,813
	Digia OYJ	3,511	24,803
	Elisa OYJ	28,838	1,374,200
Ω	Enento Group OYJ	2,714	54,878
	eQ OYJ	1,501	22,195
		Shares	Value»
FINLAND — (Continued)
	Fiskars OYJ Abp	6,389	$106,545
	Fortum OYJ	2,232	32,955
	F-Secure OYJ	15,090	30,908
	Gofore OYJ	928	22,586
	Harvia OYJ	2,878	142,629
	Huhtamaki OYJ	22,410	878,354
*	Incap OYJ	2,299	26,486
*	Kalmar OYJ, Class B	11,710	364,660
#	Kamux Corp.	5,559	20,806
	Kemira OYJ	29,190	619,695
	Kesko OYJ (KESKOA FH), Class A	18,527	388,112
	Kesko OYJ (KESKOB FH), Class B	71,306	1,531,526
*	Kojamo OYJ	19,039	187,431
	Kone OYJ, Class B	27,101	1,486,137
	Konecranes OYJ	19,503	1,346,396
	Lassila & Tikanoja OYJ	7,680	72,536
*	Lindex Group OYJ	15,316	43,302
	Mandatum OYJ	66,276	306,055
	Marimekko OYJ	8,031	111,709
	Metsa Board OYJ (METSB FH), Class B	34,526	185,743
#	Metso OYJ	123,378	1,174,208
	Neste OYJ	30,584	491,057
#	Nokia OYJ (NOK US), Sponsored ADR	99,322	467,807
	Nokia OYJ (NOKIA FH)	319,181	1,510,371
#	Nokian Renkaat OYJ	29,429	244,256
	Nordea Bank Abp (NDA FH)	296,727	3,473,777
	Nordea Bank Abp (NDA SS)	83,521	977,338
#	Oma Saastopankki OYJ	2,640	32,832
	Oriola OYJ (OKDAV FH)	2,227	2,336
	Oriola OYJ (OKDBV FH), Class B	38,503	38,080
	Outokumpu OYJ	96,285	346,381
	Ponsse OYJ	2,132	52,778
	Puuilo OYJ	10,882	109,182
*	QT Group OYJ	4,536	345,556
	Raisio OYJ, Class V	26,117	65,987
*	Rapala VMC OYJ	1,151	2,794
*	Remedy Entertainment OYJ	696	11,901
	Revenio Group OYJ	4,522	145,487
	Sampo OYJ, Class A	17,162	760,981
	Sanoma OYJ	22,570	177,816
	Scanfil OYJ	3,322	28,762

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Stora Enso OYJ, Class R	112,133	$1,251,342
#	Taaleri PLC	3,658	31,379
#	Talenom OYJ	3,569	14,113
	TietoEVRY OYJ	20,784	387,227
#	Tokmanni Group Corp.	12,950	148,148
#	UPM-Kymmene OYJ	52,586	1,547,425
	Vaisala OYJ, Class A	4,717	229,098
#	Valmet OYJ	36,322	930,622
	Wartsila OYJ Abp	50,970	976,207
*	WithSecure OYJ	20,438	16,914
*	YIT OYJ	30,708	87,292
TOTAL FINLAND			26,559,759
FRANCE — (7.1%)
#	ABC arbitrage	6,472	34,564
	Accor SA	31,299	1,419,947
	Aeroports de Paris SA	3,329	396,042
	AKWEL SADIR	2,771	28,135
*	Alstom SA	67,037	1,474,577
	Altamir	3,848	94,247
	Alten SA	6,048	511,601
Ω	Amundi SA	9,891	717,138
	Arkema SA	14,136	1,245,694
#	Assystem SA	1,573	65,374
#*	Atos SE	25,226	18,729
	Aubay	1,418	69,522
	AXA SA	62,944	2,363,376
*	Axway Software SA	3,271	99,216
#*	Bastide le Confort Medical	789	15,464
#	Beneteau SACA	9,994	109,939
	BioMerieux	3,901	436,613
	BNP Paribas SA	44,394	3,031,843
	Boiron SA	1,017	36,266
	Bollore SE	83,620	522,037
#	Bonduelle SCA	3,955	29,035
	Bouygues SA	45,891	1,475,007
	Bureau Veritas SA	55,955	1,774,609
	Capgemini SE	10,143	1,759,616
	Carrefour SA	114,310	1,815,349
#	Catana Group	5,629	27,303
	CBo Territoria	5,862	22,979
*	Cegedim SA	1,934	24,524
	Cie de Saint-Gobain SA	65,847	5,971,329
	Cie des Alpes	5,170	84,588
	Cie Generale des Etablissements Michelin SCA	104,118	3,518,720
#*	Clariane SE	44,480	100,651
	Coface SA	31,407	506,475
	Credit Agricole SA	63,648	975,602
		Shares	Value»
FRANCE — (Continued)
	Danone SA	17,675	$1,262,676
	Dassault Systemes SE	6,403	219,144
	Derichebourg SA	26,657	151,373
	Edenred SE	18,447	596,625
	Eiffage SA	19,347	1,800,695
#*	Ekinops SAS	1,391	5,948
#*Ω	Elior Group SA	33,133	151,719
	Elis SA	59,003	1,342,274
	Engie SA	342,998	5,749,164
#	Equasens	840	44,579
	Eramet SA	1,382	81,670
	EssilorLuxottica SA	7,241	1,698,434
	Esso SA Francaise	168	18,982
	Eurazeo SE	12,682	967,291
Ω	Euronext NV	13,968	1,541,153
#*	Eutelsat Communications SACA	30,479	127,538
*	Exclusive Networks SA	3,642	93,855
	Fnac Darty SA (0QSH LI)	903	25,420
	Fnac Darty SA (FNAC FP)	2,301	64,561
	Forvia SE (1EO IM)	1,747	16,595
	Forvia SE (FRVIA FP)	37,781	360,424
	Gaztransport Et Technigaz SA	8,586	1,249,255
	Getlink SE	56,937	967,624
	GL Events SACA	3,535	74,352
	Groupe Crit SA	826	65,643
	Guerbet	1,880	65,139
	Hermes International SCA	1,349	3,065,941
*	ID Logistics Group SACA	820	365,933
	Imerys SA	8,616	279,697
#	Infotel SA	935	43,270
	Interparfums SA	676	30,875
	Ipsen SA	8,567	1,044,381
	IPSOS SA	11,077	543,945
#	Jacquet Metals SACA	3,858	66,635
*	JCDecaux SE	17,050	321,985
	Kaufman & Broad SA	3,216	119,114
	Kering SA	3,867	965,862
	Lectra	2,827	78,632
	Legrand SA	15,694	1,771,356
	Linedata Services	158	13,919
	LISI SA	2,450	59,638
	LNA Sante SA	1,295	34,076
	L'Oreal SA	8,848	3,319,505
*	Lumibird	1,386	10,509

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	LVMH Moet Hennessy Louis Vuitton SE	14,892	$9,913,907
#Ω	Maisons du Monde SA	7,630	33,288
	Manitou BF SA	2,842	53,796
	Mersen SA	6,067	141,561
	Metropole Television SA	6,241	78,844
#Ω	Neoen SA	10,070	433,245
	Nexans SA	8,043	1,119,607
*	Nexity SA	11,535	180,188
	NRJ Group	4,221	34,341
	Oeneo SA	3,475	37,385
	Opmobility	15,935	156,630
	Orange SA (ORA FP)	403,537	4,433,136
#*	Pierre Et Vacances SA	14,537	22,616
	Publicis Groupe SA (PUB FP)	21,127	2,245,448
	Quadient SA	7,809	137,412
*††	Recylex SA	3,158	0
	Renault SA	36,263	1,659,193
	Rexel SA	70,679	1,947,308
	Robertet SA	58	58,869
	Rubis SCA	11,176	273,835
	Samse SACA	114	18,702
	Savencia SA	1,171	64,513
	Schneider Electric SE (SU FP)	9,469	2,452,932
	SCOR SE	38,988	838,821
	SEB SA	6,144	649,081
	Seche Environnement SACA	643	63,913
#	SES SA	99,058	395,891
#*Ω	SMCP SA	10,385	31,386
	Societe BIC SA	5,800	424,349
	Societe Generale SA	62,054	1,782,282
	Societe LDC SADIR	1,552	113,227
*	SOITEC	1,419	112,339
	Sopra Steria Group	3,410	655,921
	SPIE SA	34,312	1,241,873
	Stef SA	1,222	182,991
	STMicroelectronics NV (STM FP)	39,978	1,086,699
	STMicroelectronics NV (STM US)	36,384	987,462
	Sword Group	2,115	82,306
*	Synergie SE	2,137	70,939
	Technip Energies NV	33,017	824,347
	Teleperformance SE	13,476	1,428,481
	Television Francaise 1 SA	11,484	95,283
	Thermador Groupe	1,621	127,210
	Tikehau Capital SCA	6,624	152,725
	Trigano SA	1,803	246,494
		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	24,291	$366,055
	Valeo SE	57,959	563,486
*	Vallourec SACA	55,614	915,637
	Veolia Environnement SA (VIE FP)	36,542	1,160,197
Ω	Verallia SA	17,514	505,085
	Vetoquinol SA	403	35,040
	VIEL & Cie SA	1,966	23,051
	Vinci SA	40,135	4,495,950
	Virbac SACA	756	287,332
*	Viridien	1,930	80,938
#	Vivendi SE	116,631	1,246,264
#*	Voltalia SA	5,971	55,329
	Wavestone	1,568	83,466
*Ω	Worldline SA	34,258	242,836
*Ω	X-Fab Silicon Foundries SE	13,964	66,562
TOTAL FRANCE			108,871,521
GABON — (0.0%)
	Totalenergies EP Gabon	121	20,871
GERMANY — (7.4%)
	1&1 AG	9,160	128,688
	7C Solarparken AG	14,165	30,760
	Adesso SE	821	59,912
	adidas AG	11,421	2,735,229
	Adtran Networks SE	552	11,746
	All for One Group SE	614	33,880
	Allgeier SE	1,476	22,691
	Allianz SE (ALV GR)	15,593	4,908,757
	AlzChem Group AG	1,145	64,891
	Amadeus Fire AG	1,214	103,685
*	Aroundtown SA	110,504	329,029
	Atoss Software SE	2,472	325,154
Ω	Aumann AG	2,303	25,132
	Aurubis AG	8,547	672,114
*Ω	Auto1 Group SE	1,745	17,907
	BASF SE	124,310	6,043,034
	Bayerische Motoren Werke AG	33,201	2,617,434
#*	BayWa AG (BYW6 GR)	4,041	44,407
	Bechtle AG	20,293	692,892
Ω	Befesa SA	7,039	163,933
	Bertrandt AG	1,410	27,379
	Bijou Brigitte AG	1,184	45,083
	Bilfinger SE	7,107	341,612
#*	Borussia Dortmund GmbH & Co. KGaA	22,581	84,242
#*	BRANICKS Group AG	8,141	22,473
	Brenntag SE	30,379	1,981,715

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Brockhaus Technologies AG	498	$14,069
	CANCOM SE (COK GR)	2,275	60,750
#	Carl Zeiss Meditec AG	260	16,368
*	Ceconomy AG	39,377	126,739
	CENIT AG	1,138	11,790
	Cewe Stiftung & Co. KGaA	1,993	214,258
	Commerzbank AG	151,534	2,687,549
	CompuGroup Medical SE & Co. KGaA	7,138	106,129
	Continental AG	27,525	1,717,844
*Ω	Covestro AG	33,379	2,114,106
	CTS Eventim AG & Co. KGaA	14,075	1,478,088
	Daimler Truck Holding AG	97,173	4,018,164
	Deutsche Bank AG (DB US)	183,602	3,110,218
#	Deutsche Beteiligungs AG	3,604	87,783
	Deutsche Boerse AG	18,502	4,297,613
	Deutsche EuroShop AG	2,146	47,691
*Ω	Deutsche Pfandbriefbank AG	37,082	210,592
	Deutsche Post AG	107,772	4,329,149
	Deutsche Telekom AG (DTE GR)	387,487	11,715,093
	Deutsche Wohnen SE	5,597	142,989
	Deutz AG	16,578	73,719
*	Dr. Hoenle AG	869	8,732
	Draegerwerk AG & Co. KGaA	760	34,357
	Duerr AG	11,717	271,530
Ω	DWS Group GmbH & Co. KGaA	8,223	350,945
	E.ON SE	208,192	2,809,565
	Eckert & Ziegler SE	3,188	136,780
	EDAG Engineering Group AG	3,367	29,392
	Elmos Semiconductor SE	2,333	139,387
	ElringKlinger AG	10,300	45,890
*	Encavis AG	22,910	434,946
	Energiekontor AG	2,205	117,553
	Evonik Industries AG	47,033	1,036,569
	Fabasoft AG	1,317	21,443
	Fielmann Group AG	5,636	283,490
	flatexDEGIRO AG	10,265	150,793
		Shares	Value»
GERMANY — (Continued)
*	Fraport AG Frankfurt Airport Services Worldwide	9,284	$502,380
	Freenet AG	33,738	1,002,707
	Fresenius Medical Care AG (FME GR)	38,276	1,498,313
	Friedrich Vorwerk Group SE	2,185	71,360
	FUCHS SE	7,453	267,747
	GEA Group AG	41,003	2,019,637
	Gerresheimer AG	8,398	707,278
	Gesco SE	2,374	36,142
	GFT Technologies SE	5,152	113,622
*	Grand City Properties SA	11,274	149,429
#	Grenke AG	5,586	110,373
	H&R GmbH & Co. KGaA	3,109	12,524
	Hamburger Hafen und Logistik AG	6,797	118,918
	Hannover Rueck SE	2,490	653,859
#Ω	Hapag-Lloyd AG	3,154	553,116
*	Heidelberger Druckmaschinen AG	64,962	67,927
	Hella GmbH & Co. KGaA	3,785	356,596
#*	HelloFresh SE	36,463	403,829
	Henkel AG & Co. KGaA	6,560	512,052
	Hensoldt AG	11,875	404,040
	HOCHTIEF AG	7,024	860,186
*	HomeToGo SE	3,187	7,810
	Hornbach Holding AG & Co. KGaA	3,106	271,750
	HUGO BOSS AG	13,678	629,709
	Indus Holding AG	5,893	131,202
	Infineon Technologies AG (IFX GR)	161,164	5,096,752
	Init Innovation in Traffic Systems SE	1,284	53,030
Ω	Instone Real Estate Group SE	9,205	82,096
	IVU Traffic Technologies AG	1,545	21,763
	Jenoptik AG	12,846	301,374
Ω	JOST Werke SE	3,281	154,493
	K&S AG	18,876	229,208
	KION Group AG	20,018	777,248
	Kloeckner & Co. SE	2,749	14,038
#	Knaus Tabbert AG	887	21,811
	Knorr-Bremse AG	13,971	1,152,480
#*	Koenig & Bauer AG	4,031	38,644
	Kontron AG	9,345	157,366

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Krones AG	3,375	$439,615
	KWS Saat SE & Co. KGaA	2,056	141,957
	Lanxess AG	20,607	598,430
	LEG Immobilien SE	10,858	1,025,727
	Leifheit AG	1,652	28,862
*	LPKF Laser & Electronics SE	2,771	26,015
*	MAX Automation SE	1,137	6,879
*	Medios AG	2,754	45,293
	Mercedes-Benz Group AG	81,698	4,963,206
	METRO AG	27,359	128,877
*	Mister Spex SE	1,314	2,957
	MLP SE	19,862	129,161
	MTU Aero Engines AG	2,251	735,719
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,899	5,573,533
#	Mutares SE & Co. KGaA	4,183	112,091
#*	Nagarro SE	1,979	193,332
	Nemetschek SE	11,388	1,227,081
	Nexus AG	1,175	61,456
#*	Nordex SE	5,125	73,034
	Norma Group SE	7,911	109,686
	Patrizia SE	11,415	96,477
*	Pentixapharm Holding AG	3,188	12,311
	Pfeiffer Vacuum Technology AG	716	119,753
#	PNE AG	6,031	77,569
	ProCredit Holding AG	6,561	57,783
	ProSiebenSat.1 Media SE	36,207	222,872
	Puma SE (PUM GR)	22,565	1,028,959
#*	PVA TePla AG	5,818	73,409
	PWO AG	549	16,743
*	q.beyond AG	24,716	20,261
	Rational AG	1,032	1,010,640
	RTL Group SA	9,862	313,836
	SAF-Holland SE	6,237	96,480
#	Salzgitter AG	6,774	103,458
	SAP SE (SAP GR)	11,297	2,637,679
	Secunet Security Networks AG	415	48,456
#*	SGL Carbon SE	12,199	62,254
	Siltronic AG	4,751	269,880
	Sixt SE	2,781	220,277
#	SMA Solar Technology AG	3,324	58,164
		Shares	Value»
GERMANY — (Continued)
#*	SNP Schneider-Neureither & Partner SE	189	$10,929
	Stabilus SE	7,010	277,521
	STRATEC SE	599	23,372
	Stroeer SE & Co. KGaA	8,457	501,805
	Suedzucker AG	14,544	174,472
	SUSS MicroTec SE	3,494	209,064
	Symrise AG	6,781	815,962
*	TAG Immobilien AG	28,595	475,357
	Takkt AG	7,339	71,834
*	Talanx AG	14,242	1,097,605
*Ω	TeamViewer SE	31,802	458,149
	Technotrans SE	1,771	31,016
	thyssenkrupp AG	120,946	422,200
	United Internet AG	23,320	477,440
	Verbio SE	6,536	100,483
	Volkswagen AG	3,175	316,326
	Vonovia SE	40,490	1,327,494
	Vossloh AG	2,410	116,636
#	Wacker Chemie AG	4,227	355,545
	Wacker Neuson SE	6,826	105,247
	Washtec AG	2,863	122,523
*	Westwing Group SE	2,342	18,081
	Wuestenrot & Wuerttembergische AG	6,832	88,708
TOTAL GERMANY			113,316,602
HONG KONG — (1.7%)
*	Acme International Holdings Ltd.	5,000	1,202
	Aeon Credit Service Asia Co. Ltd.	38,000	28,540
	AIA Group Ltd.	574,800	4,536,505
*	Allied Group Ltd.	50,000	9,441
	APAC Resources Ltd.	26,588	3,685
	Asia Financial Holdings Ltd.	40,000	20,170
	ASMPT Ltd.	57,100	619,012
	Bank of East Asia Ltd.	232,986	288,631
	Best Mart 360 Holdings Ltd.	40,000	8,633
	BOC Hong Kong Holdings Ltd.	196,500	641,519
	Bright Smart Securities & Commodities Group Ltd.	140,000	40,108
	Cafe de Coral Holdings Ltd.	78,000	83,673

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Cathay Pacific Airways Ltd.	298,000	$309,952
	Chevalier International Holdings Ltd.	12,000	7,425
*	China Energy Development Holdings Ltd.	1,680,000	13,800
	China Motor Bus Co. Ltd.	1,400	9,473
*	China Star Entertainment Ltd.	180,000	13,105
*	Chinese Estates Holdings Ltd.	121,000	19,655
	Chow Sang Sang Holdings International Ltd.	97,000	79,861
	Chow Tai Fook Jewellery Group Ltd.	233,000	220,687
	CITIC Telecom International Holdings Ltd.	495,000	141,898
	CK Asset Holdings Ltd.	145,069	593,037
	CK Hutchison Holdings Ltd.	170,500	896,681
*	CK Life Sciences International Holdings, Inc.	264,000	15,421
*	C-Mer Medical Holdings Ltd.	108,000	31,762
#††	Convoy, Inc.	576,000	2,319
#*	Cowell e Holdings, Inc.	74,000	228,357
Ω	Crystal International Group Ltd.	111,500	61,065
*	CSC Holdings Ltd.	2,830,000	11,235
	Dah Sing Banking Group Ltd.	113,728	107,101
	Dah Sing Financial Holdings Ltd.	44,920	146,448
	Dickson Concepts International Ltd.	43,500	26,944
	Eagle Nice International Holdings Ltd.	74,000	39,076
	Emperor Watch & Jewellery Ltd.	810,000	18,219
*	ENM Holdings Ltd.	376,000	14,241
*	Eternity Investment Ltd.	450,000	3,913
	Fairwood Holdings Ltd.	19,000	17,143
		Shares	Value»
HONG KONG — (Continued)
	Far East Consortium International Ltd.	300,377	$44,687
#*Ω	FIT Hon Teng Ltd.	322,000	108,581
	FSE Lifestyle Services Ltd.	29,000	21,640
	Get Nice Financial Group Ltd.	101,500	9,875
	Giordano International Ltd.	260,000	57,044
	Glorious Sun Enterprises Ltd.	80,000	11,198
#††	Gold Fin Holdings	38,000	0
	Great Eagle Holdings Ltd.	52,520	77,559
	G-Resources Group Ltd.	113,760	43,083
#	Guotai Junan International Holdings Ltd.	719,000	106,206
	Hang Lung Group Ltd.	179,000	234,044
	Hang Lung Properties Ltd.	302,047	253,708
	Hang Seng Bank Ltd.	24,000	293,572
	HKT Trust & HKT Ltd.	749,000	930,786
	Hong Kong Exchanges & Clearing Ltd.	45,540	1,823,438
	Hong Kong Ferry Holdings Co. Ltd.	28,000	15,787
*	Hong Kong Technology Venture Co. Ltd.	58,288	10,851
	Hongkong & Shanghai Hotels Ltd.	106,511	75,407
Ω	Honma Golf Ltd.	25,000	11,487
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	41,529
	Hysan Development Co. Ltd.	82,000	133,000
*	IGG, Inc.	30,000	15,864
#Ω	Impro Precision Industries Ltd.	48,000	14,139
*	ITC Properties Group Ltd.	68,018	2,555
	Johnson Electric Holdings Ltd.	91,569	139,002
	K Wah International Holdings Ltd.	256,000	59,250
*	Kader Holdings Co. Ltd.	102,000	3,672

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network Ltd.	74,500	$69,967
	Kerry Properties Ltd.	130,500	275,645
	Kowloon Development Co. Ltd.	112,122	56,518
	KRP Development Holdings Ltd.	41,500	3,546
	Liu Chong Hing Investment Ltd.	46,000	24,736
	Luk Fook Holdings International Ltd.	70,000	134,115
	Man Wah Holdings Ltd.	408,400	296,718
*††	MH Development NPV	1	0
	Miramar Hotel & Investment	56,000	67,294
	Modern Dental Group Ltd.	72,000	34,682
	MTR Corp. Ltd.	36,420	132,510
#	New World Development Co. Ltd.	298,270	299,782
*††	NewOcean Energy Holdings Ltd.	238,000	0
#	Nissin Foods Co. Ltd.	61,000	35,171
	Oriental Watch Holdings	113,457	50,296
*	Oshidori International Holdings Ltd.	1,002,000	22,232
	Pacific Basin Shipping Ltd.	1,012,000	278,721
	Pacific Textiles Holdings Ltd.	267,000	55,093
	PAX Global Technology Ltd.	50,000	33,125
	PC Partner Group Ltd.	60,000	35,578
	PCCW Ltd.	902,797	495,822
	Pentamaster International Ltd.	144,000	12,583
	Perfect Medical Health Management Ltd.	88,000	29,186
	Pico Far East Holdings Ltd.	162,000	38,314
	Plover Bay Technologies Ltd.	56,000	38,851
	Power Assets Holdings Ltd.	24,500	163,201
	PRADA SpA	52,100	399,998
#*	Realord Group Holdings Ltd.	40,000	38,174
		Shares	Value»
HONG KONG — (Continued)
*	Regal Hotels International Holdings Ltd.	76,000	$24,470
Ω	Regina Miracle International Holdings Ltd.	87,000	25,802
#*	Sa Sa International Holdings Ltd.	174,000	15,238
Ω	Samsonite International SA	283,500	666,198
	SAS Dragon Holdings Ltd.	64,000	34,625
	SEA Holdings Ltd.	37,706	7,212
#*	Shandong Hi-Speed Holdings Group Ltd.	46,000	33,230
	Shangri-La Asia Ltd.	290,000	209,484
*	Shun Tak Holdings Ltd.	394,000	33,972
	Singamas Container Holdings Ltd.	386,000	34,180
	Sino Land Co. Ltd.	405,155	405,462
	SITC International Holdings Co. Ltd.	306,000	864,851
	SmarTone Telecommunications Holdings Ltd.	114,500	62,364
*	Solomon Systech International Ltd.	272,000	19,835
	Soundwill Holdings Ltd.	25,500	17,519
	Stella International Holdings Ltd.	104,500	195,072
	Sun Hung Kai & Co. Ltd.	139,000	49,529
	Sun Hung Kai Properties Ltd.	48,696	527,279
	SUNeVision Holdings Ltd.	170,000	85,047
	Swire Pacific Ltd. (19 HK), Class A	61,500	515,104
	Swire Pacific Ltd. (87 HK), Class B	92,500	124,819
	Swire Properties Ltd.	42,400	86,292
	TAI Cheung Holdings Ltd.	82,000	32,079
	Techtronic Industries Co. Ltd.	88,500	1,280,192
#*	Television Broadcasts Ltd.	75,400	31,482
*	Texhong International Group Ltd.	87,000	47,198

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Texwinca Holdings Ltd.	224,000	$26,567
	Theme International Holdings Ltd.	1,010,000	50,560
#*	Tongda Group Holdings Ltd.	1,450,000	17,620
	Town Health International Medical Group Ltd.	538,998	17,255
	Tradelink Electronic Commerce Ltd.	164,000	19,183
	Transport International Holdings Ltd.	59,364	63,831
	Tycoon Group Holdings Ltd.	44,000	21,703
	United Laboratories International Holdings Ltd.	256,000	347,491
#	Value Partners Group Ltd.	186,000	43,183
	Vesync Co. Ltd.	17,000	8,652
	Vitasoy International Holdings Ltd.	128,000	144,772
*	Vobile Group Ltd.	133,000	59,940
	VSTECS Holdings Ltd.	196,000	113,332
	VTech Holdings Ltd.	37,100	276,168
Ω	WH Group Ltd.	1,176,925	916,020
	Wharf Real Estate Investment Co. Ltd.	101,000	303,666
	Wing On Co. International Ltd.	9,000	14,130
	Wing Tai Properties Ltd.	62,000	15,173
*	Xingye Alloy Materials Group Ltd.	95,000	12,423
	Yue Yuen Industrial Holdings Ltd.	204,500	429,885
*	Zhaobangji Lifestyle Holdings Ltd.	328,000	7,136
TOTAL HONG KONG			25,306,984
IRELAND — (0.5%)
	AIB Group PLC	360,616	1,933,277
	Bank of Ireland Group PLC	232,983	2,159,332
	Cairn Homes PLC	206,386	482,638
	Dalata Hotel Group PLC	53,488	250,882
	FBD Holdings PLC (FBD ID)	6,986	96,518
	Glanbia PLC (GLB ID)	51,531	857,317
		Shares	Value»
IRELAND — (Continued)
*Ω	Glenveagh Properties PLC	147,143	$257,447
	Irish Continental Group PLC (IR5B ID)	52,931	294,096
	Kingspan Group PLC (KSP ID)	21,831	1,927,828
*	Permanent TSB Group Holdings PLC	22,577	35,356
TOTAL IRELAND			8,294,691
ISRAEL — (0.9%)
*	Adgar Investment & Development Ltd.	12,287	15,865
*	AFI Properties Ltd.	1,879	90,061
	Africa Israel Residences Ltd.	894	62,338
*	Airport City Ltd.	8,088	122,875
	Alony Hetz Properties & Investments Ltd.	17,186	138,860
*	Alrov Properties & Lodgings Ltd.	1,669	63,571
	Amos Luzon Development & Energy Group Ltd.	15,411	10,967
	Amot Investments Ltd.	12,245	59,568
	Arad Ltd.	2,441	33,627
*	Argo Properties NV	2,212	56,532
	Ashdod Refinery Ltd.	2,235	35,796
*	Ashtrom Group Ltd.	6,808	104,068
	AudioCodes Ltd. (AUDC US)	5,671	52,230
	Aura Investments Ltd.	10,607	53,831
	Automatic Bank Services Ltd.	5,314	25,729
*	Azorim-Investment Development & Construction Co. Ltd.	13,323	70,290
	Azrieli Group Ltd.	1,219	93,059
	Bank Hapoalim BM	102,490	1,067,868
	Bank Leumi Le-Israel BM	141,799	1,440,611
	Bezeq The Israeli Telecommunication Corp. Ltd.	173,276	222,064
*	Big Shopping Centers Ltd.	1,012	120,992
	Blue Square Real Estate Ltd.	677	54,428

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Brack Capital Properties NV	402	$31,437
	Camtek Ltd.	1,752	138,938
	Carasso Motors Ltd.	7,213	39,788
*	Cellcom Israel Ltd. (CEL IT)	21,259	100,292
*	Cellcom Israel Ltd. (CELJF US)	6,437	30,704
*	Clal Insurance Enterprises Holdings Ltd.	13,588	260,376
*	Compugen Ltd.	8,054	12,966
	Danel Adir Yeoshua Ltd.	1,201	120,219
	Danya Cebus Ltd.	1,180	29,979
	Delek Automotive Systems Ltd.	2,126	13,156
	Delta Galil Ltd.	3,106	138,576
	Diplomat Holdings Ltd.	1,213	11,318
*	Dor Alon Energy in Israel 1988 Ltd.	859	17,983
*	Doral Group Renewable Energy Resources Ltd.	13,266	50,798
*	Duniec Brothers Ltd.	393	26,414
*	El Al Israel Airlines	33,132	64,350
*	Electra Consumer Products 1970 Ltd.	1,448	28,954
	Electra Ltd.	372	169,031
	Electra Real Estate Ltd.	4,087	43,792
*	Ellomay Capital Ltd.	460	6,356
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	95,194
*	Enlight Renewable Energy Ltd. (ENLT US)	1,825	29,018
*	Fattal Holdings 1998 Ltd.	1,482	186,532
	First International Bank of Israel Ltd.	10,254	455,016
	Formula Systems 1985 Ltd. (FORTY IT)	2,553	218,560
	Fox Wizel Ltd.	2,332	171,194
	Gav-Yam Lands Corp. Ltd.	9,065	74,800
*	Gilat Satellite Networks Ltd.	5,876	30,530
		Shares	Value»
ISRAEL — (Continued)
*	Hagag Group Real Estate Development	10,027	$47,882
	Harel Insurance Investments & Financial Services Ltd.	29,089	303,310
	Hilan Ltd.	3,183	174,460
	Hiper Global Ltd.	1,400	6,241
	ICL Group Ltd.	35,210	144,542
	IDI Insurance Co. Ltd.	2,482	84,458
*	IES Holdings Ltd.	780	41,478
	Ilex Medical Ltd.	1,313	22,568
	Inrom Construction Industries Ltd.	27,460	97,983
	Isracard Ltd.	37,096	143,730
	Israel Canada TR Ltd.	12,284	46,020
	Israel Discount Bank Ltd., Class A	195,701	1,150,329
*	Israel Land Development Co. Ltd.	4,449	39,581
	Isras Investment Co. Ltd.	461	97,888
*	Issta Ltd.	2,216	50,289
*	Kamada Ltd. (KMDA US)	4,706	27,012
	Kardan Real Estate Enterprise & Development Ltd.	14,025	17,881
	Kerur Holdings Ltd.	1,414	25,057
#	Kvutzat Acro Ltd.	4,440	60,947
	Lahav L.R. Real Estate Ltd.	8,287	8,393
	Lapidoth Capital Ltd.	1,546	25,489
#	Levinstein Properties Ltd.	644	10,624
	M Yochananof & Sons Ltd.	1,345	79,826
	Magic Software Enterprises Ltd. (MGIC IT)	1,344	15,116
	Magic Software Enterprises Ltd. (MGIC US)	7,878	88,312
*	Malam - Team Ltd.	1,640	28,664
	Matrix IT Ltd.	7,710	154,659
	Max Stock Ltd.	21,164	55,977
#	Maytronics Ltd.	11,731	29,452
	Mediterranean Towers Ltd.	22,942	49,120
	Mega Or Holdings Ltd.	3,782	105,902

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Meitav Investment House Ltd.	11,785	$62,928
	Melisron Ltd.	1,210	95,894
	MENIF - Financial Services Ltd.	3,436	13,757
	Menora Mivtachim Holdings Ltd.	7,969	247,894
	Meshulam Levinstein Contracting & Engineering Ltd.	363	29,605
	Migdal Insurance & Financial Holdings Ltd.	78,159	127,192
	Mivne Real Estate KD Ltd.	47,260	128,863
	Mivtach Shamir Holdings Ltd.	1,957	102,861
	Mizrahi Tefahot Bank Ltd.	14,841	611,932
	Nawi Group Ltd.	4,936	41,626
*	Nayax Ltd.	635	18,643
*	Neto Malinda Trading Ltd.	1,892	35,085
	Next Vision Stabilized Systems Ltd.	11,263	128,070
#*	Nice Ltd. (NICE US), Sponsored ADR	704	122,285
	Novolog Ltd.	79,428	32,151
	Oil Refineries Ltd.	559,970	142,790
	One Software Technologies Ltd.	9,525	140,645
*	OY Nofar Energy Ltd.	1,061	24,685
#	Palram Industries 1990 Ltd.	3,125	58,756
*	Partner Communications Co. Ltd.	31,777	135,055
	Paz Retail & Energy Ltd.	2,321	262,694
*	Perion Network Ltd.	4,225	34,348
	Phoenix Financial Ltd.	25,749	298,560
	Plasson Industries Ltd.	828	31,444
	Polyram Plastic Industries Ltd.	4,428	13,634
	Prashkovsky Investments & Construction Ltd.	1,402	38,314
*	Priortech Ltd.	1,092	46,767
	Qualitau Ltd.	1,064	43,867
		Shares	Value»
ISRAEL — (Continued)
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	$122,349
	Retailors Ltd.	4,002	72,164
	Sano-Brunos Enterprises Ltd.	96	7,921
*	Scope Metals Group Ltd.	1,610	49,866
*	Shapir Engineering & Industry Ltd.	7,544	49,475
#*	Shikun & Binui Ltd.	51,954	137,486
	Shufersal Ltd.	15,380	136,184
	Strauss Group Ltd.	2,166	36,498
	Summit Real Estate Holdings Ltd.	9,319	143,610
	Tadiran Group Ltd.	810	42,578
Ω	Tamar Petroleum Ltd.	19,353	114,320
	Tel Aviv Stock Exchange Ltd.	18,409	184,569
	Telsys Ltd.	691	33,414
	Tiv Taam Holdings 1 Ltd.	11,482	19,117
*	Tower Semiconductor Ltd. (TSEM US)	5,629	236,193
#	Victory Supermarket Chain Ltd.	1,493	19,927
	YH Dimri Construction & Development Ltd.	553	48,294
TOTAL ISRAEL			14,349,001
ITALY — (3.2%)
	A2A SpA	350,359	800,866
	ACEA SpA	11,720	222,418
	Amplifon SpA	28,244	788,970
Ω	Anima Holding SpA	31,146	188,709
	Arnoldo Mondadori Editore SpA	37,922	100,720
	Ascopiave SpA	14,613	45,018
#	Avio SpA	3,017	38,970
	Azimut Holding SpA	29,900	739,561
	B&C Speakers SpA	589	11,151
	Banca Generali SpA	14,728	652,679
	Banca IFIS SpA	6,866	164,553
	Banca Mediolanum SpA	47,792	590,748
	Banca Monte dei Paschi di Siena SpA	171,307	940,135
	Banca Popolare di Sondrio SpA	128,084	955,298
	Banca Profilo SpA	37,962	7,929

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#Ω	Banca Sistema SpA	9,819	$16,094
	Banco BPM SpA	377,363	2,545,347
	Banco di Desio e della Brianza SpA	6,714	39,018
	BasicNet SpA	6,151	35,227
Ω	BFF Bank SpA	36,675	358,126
	Biesse SpA	2,266	19,248
	BPER Banca SpA	269,943	1,643,574
	Brembo NV	18,557	194,895
	Brunello Cucinelli SpA	8,745	865,063
	Cairo Communication SpA	20,643	49,275
Ω	Carel Industries SpA	5,692	116,990
	Cembre SpA	582	24,234
*	CIR SpA-Compagnie Industriali	209,979	132,459
	Credito Emiliano SpA	27,465	296,583
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	92,066
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	225,209
	Datalogic SpA	1,541	9,920
*Ω	doValue SpA	2,751	15,362
	Emak SpA	12,990	13,754
	Enel SpA	505,273	3,832,027
	ERG SpA	2,849	63,983
*	Esprinet SpA	4,881	30,184
	Ferrari NV (RACE IM)	5,231	2,497,166
	Ferrari NV (RACE US)	664	315,984
	Fiera Milano SpA	3,280	14,743
	Fila SpA	7,046	76,160
	FinecoBank Banca Fineco SpA	83,978	1,340,636
	FNM SpA	35,502	16,144
	Gefran SpA	1,074	10,494
	Generali	40,096	1,111,710
	GPI SpA	752	9,828
	Hera SpA	173,783	664,816
#	IMMSI SpA	64,785	36,885
Ω	Infrastrutture Wireless Italiane SpA	14,307	161,308
	Intercos SpA	1,466	23,523
	Intesa Sanpaolo SpA	538,604	2,305,231
	Iren SpA	97,016	210,120
	Italgas SpA	74,604	457,666
	Italmobiliare SpA	3,275	98,533
	Iveco Group NV	61,702	641,197
	LU-VE SpA	828	24,452
	Maire SpA	33,875	255,677
		Shares	Value»
ITALY — (Continued)
	Mediobanca Banca di Credito Finanziario SpA	93,031	$1,534,758
	MFE-MediaForEurope NV (MFEA IM), Class A	39,915	130,599
	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	103,219
	Moltiply Group SpA	3,541	131,694
	Moncler SpA	19,684	1,093,593
*	Newlat Food SpA	3,532	43,830
#*Ω	Nexi SpA	73,463	464,344
	Orsero SpA	1,785	22,977
Ω	OVS SpA	81,946	251,532
	Pharmanutra SpA	1,008	60,194
#	Piaggio & C SpA	53,220	128,143
Ω	Piovan SpA	3,396	50,885
Ω	Pirelli & C SpA	76,959	420,530
Ω	Poste Italiane SpA	62,093	873,111
	Prysmian SpA	20,364	1,437,175
Ω	RAI Way SpA	27,860	159,970
	Recordati Industria Chimica e Farmaceutica SpA	9,693	549,962
	Reply SpA	4,000	609,827
	Rizzoli Corriere Della Sera Mediagroup SpA	41,995	36,314
	Sabaf SpA	2,130	42,996
#*	Safilo Group SpA	13,132	14,328
*	Saipem SpA	268,813	639,128
#	Salvatore Ferragamo SpA	6,190	41,337
	Sanlorenzo SpA	2,888	108,744
	Sesa SpA	1,573	136,608
	Snam SpA	168,060	807,344
#	Sogefi SpA	18,975	40,052
	SOL SpA	6,774	262,730
#	Spaxs SpA	14,028	56,918
	Stellantis NV (STLA UX)	2,097	28,561
	Stellantis NV (STLAM IM)	247,907	3,396,902
	Tamburi Investment Partners SpA	16,230	152,596
Ω	Technogym SpA	24,854	267,924
*	Telecom Italia SpA (TIT IM)	2,482,101	628,727
*	Telecom Italia SpA (TITR IM)	322,808	94,419
	Tenaris SA (TEN IM)	33,633	554,119
	Terna - Rete Elettrica Nazionale	96,238	833,588

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Tinexta SpA	1,733	$20,430
	UniCredit SpA	98,416	4,353,852
	Unipol Gruppo SpA	110,662	1,375,305
	Webuild SpA	20,615	58,459
	Wiit SpA	2,042	45,682
#	Zignago Vetro SpA	4,955	56,528
TOTAL ITALY			49,258,570
JAPAN — (23.0%)
	&Do Holdings Co. Ltd.	1,200	8,210
	77 Bank Ltd.	15,000	386,156
	A&D HOLON Holdings Co. Ltd.	7,100	101,587
#	AB&Company Co. Ltd.	4,100	24,100
	ABC-Mart, Inc.	6,500	127,360
	Achilles Corp.	3,200	31,639
	Acom Co. Ltd.	73,300	172,230
	AD Works Group Co. Ltd.	7,200	9,324
	Adastria Co. Ltd.	6,980	161,317
	ADEKA Corp.	19,700	355,400
	Ad-sol Nissin Corp.	2,400	28,350
	Adtec Plasma Technology Co. Ltd.	900	7,574
	Advan Group Co. Ltd.	4,200	25,839
	Advanced Media, Inc.	2,400	16,769
	Advantest Corp.	42,000	2,431,783
#*	Adventure, Inc.	400	9,820
	Aeon Co. Ltd.	62,965	1,542,852
	Aeon Delight Co. Ltd.	4,200	119,299
#	Aeon Fantasy Co. Ltd.	2,300	40,162
	AEON Financial Service Co. Ltd.	28,100	226,266
	Aeon Hokkaido Corp.	10,400	61,210
	Aeon Kyushu Co. Ltd.	700	13,508
	Aeon Mall Co. Ltd.	9,500	125,803
	AFC-HD AMS Life Science Co. Ltd.	2,200	12,026
	AGC, Inc.	20,900	640,483
	Agro-Kanesho Co. Ltd.	2,200	18,920
	Ahresty Corp.	8,100	29,093
	Ai Holdings Corp.	1,800	27,429
	Aica Kogyo Co. Ltd.	13,900	300,791
	Aichi Corp.	7,300	56,974
	Aichi Financial Group, Inc.	4,226	63,049
	Aichi Steel Corp.	2,900	81,753
	Aichi Tokei Denki Co. Ltd.	2,400	31,167
		Shares	Value»
JAPAN — (Continued)
	Aida Engineering Ltd.	11,581	$59,962
	Aiful Corp.	74,100	155,711
#	Ain Holdings, Inc.	6,788	224,173
	Aiphone Co. Ltd.	3,100	60,108
	Air Water, Inc.	45,414	571,265
	Airport Facilities Co. Ltd.	6,100	23,214
	Airtech Japan Ltd.	2,100	16,358
#*	Airtrip Corp.	3,100	20,947
	Aisan Industry Co. Ltd.	14,900	131,826
	Aisin Corp.	51,054	530,827
	AIT Corp.	2,000	23,252
	Ajis Co. Ltd.	1,100	18,076
	Akatsuki Corp.	11,800	32,664
	Akatsuki, Inc.	2,300	31,832
#*	Akebono Brake Industry Co. Ltd.	22,700	17,867
	Akita Bank Ltd.	4,100	55,974
	Albis Co. Ltd.	1,568	27,403
	Alconix Corp.	8,300	74,549
	Alfresa Holdings Corp.	28,100	405,428
#	Alinco, Inc.	3,800	23,926
#	Alleanza Holdings Co. Ltd.	4,300	30,137
	Alpen Co. Ltd.	4,700	63,064
	Alpha Systems, Inc.	1,300	27,199
	Alps Alpine Co. Ltd.	44,730	439,550
#	Altech Corp.	4,530	82,011
	Amada Co. Ltd.	64,800	638,597
	Amano Corp.	13,900	400,908
#	Amuse, Inc.	3,100	27,567
#	Amvis Holdings, Inc.	9,400	122,024
	ANA Holdings, Inc.	9,100	179,240
	Anabuki Kosan, Inc.	1,000	13,121
	Anest Iwata Corp.	6,600	60,788
	Anicom Holdings, Inc.	15,900	69,907
#*	Anycolor, Inc.	2,100	29,655
	AOKI Holdings, Inc.	9,700	75,204
	Aoyama Trading Co. Ltd.	11,300	96,904
	Aoyama Zaisan Networks Co. Ltd.	3,600	31,461
#	Aozora Bank Ltd.	17,500	301,703
	Arakawa Chemical Industries Ltd.	4,300	37,285
	Arata Corp.	7,800	175,117
	ARCLANDS Corp.	6,609	72,208
	Arcs Co. Ltd.	10,100	167,584
	ARE Holdings, Inc.	21,200	259,548
	Arealink Co. Ltd.	5,200	62,106
	Argo Graphics, Inc.	3,000	103,157
	Artience Co. Ltd.	9,100	218,108
#	Artnature, Inc.	5,000	27,216

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Artner Co. Ltd.	1,800	$20,777
	As One Corp.	9,100	170,178
	Asahi Co. Ltd.	4,900	49,149
	Asahi Diamond Industrial Co. Ltd.	14,894	82,801
	Asahi Intecc Co. Ltd.	22,400	358,929
	Asahi Kasei Corp.	110,283	760,807
#	Asahi Kogyosha Co. Ltd.	4,304	35,898
#	Asahi Net, Inc.	6,100	25,186
	Asahi Printing Co. Ltd.	3,300	19,320
	Asahi Yukizai Corp.	3,400	90,708
	Asanuma Corp.	13,000	56,396
	Ashimori Industry Co. Ltd.	1,600	26,781
	Asia Pile Holdings Corp.	8,400	44,017
	Asics Corp.	50,000	873,345
	ASKUL Corp.	10,300	129,881
	Astena Holdings Co. Ltd.	9,400	31,315
	Atrae, Inc.	4,000	20,303
	Aucnet, Inc.	2,500	39,020
	Autobacs Seven Co. Ltd.	17,900	166,521
	Avant Group Corp.	4,800	67,606
	Avex, Inc.	7,900	77,742
	Awa Bank Ltd.	8,500	135,414
	Axell Corp.	2,200	20,388
	Axial Retailing, Inc.	19,896	116,051
	Azbil Corp.	55,600	432,343
#	AZ-COM MARUWA Holdings, Inc.	14,800	99,866
	AZOOM Co. Ltd.	600	22,963
	Bandai Namco Holdings, Inc.	45,500	953,958
	Bando Chemical Industries Ltd.	9,300	110,222
	Bank of Iwate Ltd.	4,200	62,999
	Bank of Nagoya Ltd.	2,999	117,428
	Bank of Saga Ltd.	3,800	51,148
	Bank of the Ryukyus Ltd.	11,900	77,629
	Base Co. Ltd.	2,200	42,445
*	baudroie, Inc.	900	27,377
	BayCurrent, Inc.	19,500	633,731
#	Beauty Garage, Inc.	1,600	15,269
	Beenos, Inc.	3,800	68,899
	Belc Co. Ltd.	2,900	124,117
	Bell System24 Holdings, Inc.	8,100	70,079
	Belluna Co. Ltd.	13,600	63,338
#	Bic Camera, Inc.	19,600	218,145
	BIPROGY, Inc.	16,300	514,363
		Shares	Value»
JAPAN — (Continued)
	B-Lot Co. Ltd.	1,500	$11,212
	BML, Inc.	5,904	108,233
	Bookoff Group Holdings Ltd.	3,100	29,761
	Bourbon Corp.	2,500	38,294
*††	Bourbon Corp. SA	3,477	0
	Br Holdings Corp.	4,200	9,516
	BrainPad, Inc.	3,500	18,451
	Bridgestone Corp.	52,600	1,874,406
	Brother Industries Ltd.	39,900	777,141
#	Bull-Dog Sauce Co. Ltd.	2,700	31,602
	Bunka Shutter Co. Ltd.	12,000	144,392
	Business Brain Showa-Ota, Inc.	3,800	46,365
	Business Engineering Corp.	1,400	36,967
	BuySell Technologies Co. Ltd.	500	13,466
	C Uyemura & Co. Ltd.	2,600	180,706
	CAC Holdings Corp.	3,200	36,404
	Calbee, Inc.	14,200	317,503
	Canon Electronics, Inc.	3,800	59,992
	Canon Marketing Japan, Inc.	9,600	288,375
	Canon, Inc. (7751 JP)	29,200	949,729
	Capcom Co. Ltd.	33,200	656,977
	Career Design Center Co. Ltd.	1,000	11,595
#	Careerlink Co. Ltd.	1,300	21,282
#	Carenet, Inc.	8,500	37,213
	Carlit Co. Ltd.	6,900	57,358
	Casio Computer Co. Ltd.	5,600	40,819
	Cawachi Ltd.	3,900	64,626
	CDS Co. Ltd.	1,000	11,582
	Celsys, Inc.	6,800	53,872
	Central Automotive Products Ltd.	3,800	114,451
	Central Glass Co. Ltd.	9,100	207,294
	Central Japan Railway Co.	20,160	417,498
	Central Security Patrols Co. Ltd.	2,200	40,118
	Central Sports Co. Ltd.	1,200	19,249
#	Change Holdings, Inc.	10,100	79,400

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Charm Care Corp. KK	4,200	$34,199
	Chiba Bank Ltd.	52,300	381,670
	Chiba Kogyo Bank Ltd.	14,600	106,811
#	Chikaranomoto Holdings Co. Ltd.	1,900	13,482
	Chino Corp.	2,100	29,561
	Chiyoda Co. Ltd.	6,500	56,641
	Chiyoda Integre Co. Ltd.	2,800	61,654
	Chofu Seisakusho Co. Ltd.	5,739	73,681
	Chori Co. Ltd.	3,300	88,432
	Chubu Shiryo Co. Ltd.	6,500	59,413
	Chudenko Corp.	7,100	148,823
	Chuetsu Pulp & Paper Co. Ltd.	2,300	18,602
	Chugai Ro Co. Ltd.	1,400	26,431
	Chugin Financial Group, Inc.	36,800	349,680
	Chugoku Marine Paints Ltd.	8,500	121,412
	Chuo Spring Co. Ltd.	5,000	40,159
#	Chuo Warehouse Co. Ltd.	3,700	39,078
	Citizen Watch Co. Ltd.	71,300	423,888
	CKD Corp.	8,400	141,396
	CK-San-Etsu Co. Ltd.	2,100	49,372
	Cleanup Corp.	9,300	43,906
	CMK Corp.	12,600	33,357
	Coca-Cola Bottlers Japan Holdings, Inc.	21,442	274,653
*	COLOPL, Inc.	12,000	41,659
	Computer Engineering & Consulting Ltd.	3,300	38,871
	Computer Institute of Japan Ltd.	10,800	29,466
	COMSYS Holdings Corp.	17,964	376,905
	Comture Corp.	5,100	77,036
	Concordia Financial Group Ltd.	135,732	672,321
	Copro-Holdings Co. Ltd.	1,900	17,498
#*	Core Concept Technologies, Inc.	1,100	9,267
#	Core Corp.	1,800	21,996
	Corona Corp.	3,800	23,370
	Cosel Co. Ltd.	7,400	59,513
		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	17,100	$844,051
	Cosmos Initia Co. Ltd.	2,100	10,194
	Cosmos Pharmaceutical Corp.	7,100	341,247
	Cota Co. Ltd.	4,697	50,477
	CRE, Inc.	900	7,120
*	CREAL, Inc.	500	11,089
	Create SD Holdings Co. Ltd.	6,300	123,741
	Credit Saison Co. Ltd.	33,671	757,337
	Creek & River Co. Ltd.	2,900	30,427
	Cresco Ltd.	8,400	67,301
	Cross Cat Co. Ltd.	1,600	11,452
#*	CrowdWorks, Inc.	1,200	10,389
	CTI Engineering Co. Ltd.	3,300	97,457
	CTS Co. Ltd.	8,400	50,013
	Curves Holdings Co. Ltd.	11,900	62,986
#*	Cyber Security Cloud, Inc.	1,900	22,307
	CyberAgent, Inc.	26,600	173,637
	Cybozu, Inc.	5,500	75,517
	Dai Nippon Printing Co. Ltd.	35,600	617,887
	Dai Nippon Toryo Co. Ltd.	5,000	33,380
	Dai-Dan Co. Ltd.	6,200	121,056
#	Daido Metal Co. Ltd.	11,700	37,875
	Daido Steel Co. Ltd.	36,300	281,081
	Daifuku Co. Ltd.	22,800	428,565
#	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	41,137
#	Daiho Corp.	2,100	48,018
	Dai-Ichi Cutter Kogyo KK	2,000	19,088
	Daiichi Jitsugyo Co. Ltd.	4,800	75,393
	Daiichi Kensetsu Corp.	3,200	44,602
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	28,774
	Dai-ichi Life Holdings, Inc.	40,400	1,007,184
	Daiichikosho Co. Ltd.	18,300	228,671
	Daiken Medical Co. Ltd.	2,900	9,531

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiki Aluminium Industry Co. Ltd.	9,000	$65,154
	Daikin Industries Ltd.	13,600	1,632,771
	Daikokutenbussan Co. Ltd.	1,700	117,789
	Daikyonishikawa Corp.	10,584	44,114
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	72,887
	Daio Paper Corp.	21,600	122,470
	Daiseki Co. Ltd.	10,180	259,914
	Daishi Hokuetsu Financial Group, Inc.	23,400	371,508
	Daishinku Corp.	7,600	29,783
	Daisue Construction Co. Ltd.	2,500	27,175
	Daito Pharmaceutical Co. Ltd.	3,740	54,651
	Daito Trust Construction Co. Ltd.	5,500	607,769
	Daitron Co. Ltd.	2,500	45,886
	Daiwa House Industry Co. Ltd.	101,700	3,033,573
	Daiwa Industries Ltd.	7,900	74,721
	Daiwa Securities Group, Inc.	125,604	821,737
	Daiwabo Holdings Co. Ltd.	24,600	442,833
	DCM Holdings Co. Ltd.	31,600	295,768
#*	DD GROUP Co. Ltd.	1,800	16,175
	Dear Life Co. Ltd.	7,200	39,489
#*	Demae-Can Co. Ltd.	5,300	8,325
	DeNA Co. Ltd.	16,300	199,699
	Denka Co. Ltd.	21,100	298,195
	Densan System Holdings Co. Ltd.	1,800	31,073
	Denso Corp.	44,400	630,635
#	Dentsu Group, Inc.	13,074	403,565
	Dentsu Soken, Inc.	5,300	188,635
	Denyo Co. Ltd.	5,000	82,805
	Dexerials Corp.	43,200	659,559
#	DIC Corp.	19,265	419,423
	Digital Arts, Inc.	2,400	81,684
	Digital Hearts Holdings Co. Ltd.	3,400	18,128
	Digital Holdings, Inc.	4,300	28,125
	Digital Information Technologies Corp.	2,300	30,446
	Dip Corp.	8,100	142,382
		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	5,100	$1,451,126
	DKK Co. Ltd.	2,700	34,086
	DKS Co. Ltd.	1,400	31,209
	DMG Mori Co. Ltd.	30,700	585,390
	DMS, Inc.	1,100	12,535
	Doshisha Co. Ltd.	6,800	98,096
	Double Standard, Inc.	1,600	16,821
	Doutor Nichires Holdings Co. Ltd.	8,000	117,307
	Dowa Holdings Co. Ltd.	12,800	434,882
	DTS Corp.	7,500	194,262
	Duskin Co. Ltd.	7,800	206,683
	DyDo Group Holdings, Inc.	4,000	80,218
	Eagle Industry Co. Ltd.	5,900	78,175
	EAT&HOLDINGS Co. Ltd.	1,800	25,577
	Ebara Corp.	81,000	1,217,300
	Ebara Foods Industry, Inc.	1,600	30,497
	Ebara Jitsugyo Co. Ltd.	1,900	50,823
	Ebase Co. Ltd.	3,000	12,661
	Eco's Co. Ltd.	2,800	37,589
	EDION Corp.	19,900	230,477
	eGuarantee, Inc.	6,800	67,381
	Ehime Bank Ltd.	9,500	64,487
	Eiken Chemical Co. Ltd.	5,600	90,637
	Eizo Corp.	8,400	123,775
	EJ Holdings, Inc.	3,000	33,573
#	Elan Corp.	1,800	10,240
	Elecom Co. Ltd.	6,100	57,506
	Elematec Corp.	4,200	65,458
	EM Systems Co. Ltd.	5,900	20,649
	en Japan, Inc.	5,900	93,966
	Endo Lighting Corp.	3,700	31,180
	ENEOS Holdings, Inc.	541,300	2,730,613
	Enplas Corp.	1,500	66,565
#*	eRex Co. Ltd.	5,300	21,698
	ERI Holdings Co. Ltd.	900	10,898
	ES-Con Japan Ltd.	8,500	54,778
	Eslead Corp.	2,600	77,120
	ESPEC Corp.	4,900	85,399
	Exedy Corp.	8,300	228,323
	EXEO Group, Inc.	39,338	402,615
	Ezaki Glico Co. Ltd.	9,900	291,677
	F&M Co. Ltd.	1,500	15,596
	FALCO HOLDINGS Co. Ltd.	2,800	43,212
	FANUC Corp.	7,634	202,540

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fast Fitness Japan, Inc.	1,300	$11,236
#	Fast Retailing Co. Ltd.	7,500	2,397,911
	FCC Co. Ltd.	9,400	146,188
*	FDK Corp.	1,900	7,927
	Feed One Co. Ltd.	9,400	52,144
	Ferrotec Holdings Corp.	12,900	215,557
#	Fibergate, Inc.	1,300	8,512
	FIDEA Holdings Co. Ltd.	4,770	43,990
	Financial Partners Group Co. Ltd.	15,800	242,702
	FINDEX, Inc.	2,900	16,449
*	Fintech Global, Inc.	54,700	28,053
	First Bank of Toyama Ltd.	13,200	95,589
#	Fixstars Corp.	7,900	74,013
	FJ Next Holdings Co. Ltd.	6,900	51,065
	Focus Systems Corp.	1,800	12,659
	Food & Life Cos. Ltd.	25,700	506,794
#	Forum Engineering, Inc.	5,400	30,843
#	Forval Corp.	500	4,633
	Foster Electric Co. Ltd.	4,700	52,588
	FP Corp.	12,400	217,238
#	FP Partner, Inc.	1,800	34,436
	France Bed Holdings Co. Ltd.	6,600	54,417
	Freebit Co. Ltd.	2,300	19,048
	FTGroup Co. Ltd.	1,500	10,756
	Fudo Tetra Corp.	3,690	51,136
#	Fuji Co. Ltd.	10,100	135,526
	Fuji Corp. (6134 JP)	16,600	244,265
	Fuji Corp. (7605 JP)	3,600	42,863
	Fuji Corp. Ltd.	7,000	32,052
	Fuji Electric Co. Ltd.	12,800	651,877
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	39,606
	Fuji Kosan Co. Ltd.	1,400	13,129
	Fuji Kyuko Co. Ltd.	5,699	95,615
	Fuji Media Holdings, Inc.	8,800	99,479
	Fuji Oil Co. Ltd.	13,000	28,594
	Fuji Oil Holdings, Inc.	12,300	264,772
	Fuji Seal International, Inc.	9,637	163,657
	Fuji Soft, Inc.	5,100	312,274
	Fujibo Holdings, Inc.	2,157	66,107
		Shares	Value»
JAPAN — (Continued)
	Fujicco Co. Ltd.	4,500	$50,723
	FUJIFILM Holdings Corp.	34,200	813,560
	Fujikura Composites, Inc.	4,800	37,967
	Fujikura Kasei Co. Ltd.	8,100	25,150
	Fujikura Ltd.	35,500	1,304,740
	Fujimi, Inc.	4,000	61,540
#*	Fujio Food Group, Inc.	2,600	23,677
*	Fujita Kanko, Inc.	1,600	97,592
	Fujitsu Ltd.	109,000	2,095,617
	Fujiya Co. Ltd.	801	13,967
	FuKoKu Co. Ltd.	2,600	29,877
	Fukuda Corp.	2,000	74,933
	Fukuda Denshi Co. Ltd.	4,400	221,608
	Fukui Bank Ltd.	5,600	65,009
	Fukui Computer Holdings, Inc.	4,000	70,531
	Fukuoka Financial Group, Inc.	25,128	573,209
	Fukushima Galilei Co. Ltd.	2,600	93,894
	Fukuyama Transporting Co. Ltd.	4,800	122,072
	FULLCAST Holdings Co. Ltd.	5,800	58,331
	Fumakilla Ltd.	1,300	9,059
	Funai Soken Holdings, Inc.	8,480	134,974
	Furukawa Battery Co. Ltd.	2,500	22,472
	Furukawa Co. Ltd.	7,400	80,365
	Furuno Electric Co. Ltd.	7,300	117,701
	Furyu Corp.	5,800	41,847
	Fuso Chemical Co. Ltd.	4,900	119,508
	Fuso Pharmaceutical Industries Ltd.	1,700	28,289
	Futaba Corp.	12,100	40,348
	Futaba Industrial Co. Ltd.	23,000	98,127
	Future Corp.	10,800	138,286
	Fuyo General Lease Co. Ltd.	5,200	367,969
	G-7 Holdings, Inc.	7,500	70,238
#*	GA Technologies Co. Ltd.	3,900	28,023
	Gakken Holdings Co. Ltd.	11,700	76,238

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gakkyusha Co. Ltd.	1,500	$18,601
	Gakujo Co. Ltd.	1,000	10,883
	Gecoss Corp.	3,900	24,630
	Genki Global Dining Concepts Corp.	2,400	62,171
	Genky DrugStores Co. Ltd.	4,800	97,441
	Geo Holdings Corp.	8,000	79,904
#	Gift Holdings, Inc.	2,200	46,370
#*	giftee, Inc.	4,200	25,651
	GLOBERIDE, Inc.	5,900	76,551
	Glory Ltd.	10,900	176,793
	GLtechno Holdings, Inc.	3,780	68,067
	GMO Financial Gate, Inc.	700	35,116
#	GMO Financial Holdings, Inc.	10,400	43,444
#	GMO GlobalSign Holdings KK	1,600	29,248
	GMO internet group, Inc.	15,200	262,688
	GMO Payment Gateway, Inc.	6,200	371,362
#*	GNI Group Ltd.	4,400	87,754
	Godo Steel Ltd.	3,200	81,524
*	Gokurakuyu Holdings Co. Ltd.	3,900	10,447
#	Goldcrest Co. Ltd.	4,600	89,657
	Goldwin, Inc.	3,300	171,156
	Grandy House Corp.	3,100	11,240
	Gree, Inc.	17,700	53,958
	Greens Co. Ltd.	1,600	15,935
	gremz, Inc.	2,000	34,013
	GS Yuasa Corp.	17,499	309,589
	GSI Creos Corp.	3,000	39,537
	G-Tekt Corp.	6,700	68,806
#	Gun-Ei Chemical Industry Co. Ltd.	1,500	26,947
	GungHo Online Entertainment, Inc.	7,770	173,071
	Gunma Bank Ltd.	91,800	516,979
	Gunze Ltd.	4,000	140,504
	H.U. Group Holdings, Inc.	11,200	192,725
	H2O Retailing Corp.	27,260	364,800
	Hachijuni Bank Ltd.	88,700	486,762
#	Hagihara Industries, Inc.	3,400	32,634
	Hagiwara Electric Holdings Co. Ltd.	2,500	55,092
#	Hakudo Co. Ltd.	1,900	29,720
	Hakuhodo DY Holdings, Inc.	40,025	317,195
		Shares	Value»
JAPAN — (Continued)
	Halows Co. Ltd.	2,800	$78,290
	Hamakyorex Co. Ltd.	28,400	231,458
	Hamamatsu Photonics KK	37,000	489,238
	Hankyu Hanshin Holdings, Inc.	17,700	481,264
	Hanwa Co. Ltd.	10,600	351,214
	Happinet Corp.	4,100	109,564
	Hard Off Corp. Co. Ltd.	2,800	35,271
	Harima Chemicals Group, Inc.	3,800	21,674
	Haseko Corp.	60,900	736,105
#	Hashimoto Sogyo Holdings Co. Ltd.	2,300	18,490
	Hazama Ando Corp.	34,200	252,619
	Heiwa Real Estate Co. Ltd.	7,000	192,269
	Heiwado Co. Ltd.	8,202	118,384
#	Helios Techno Holding Co. Ltd.	3,500	21,582
#*	Hennge KK	5,100	36,813
	Hibiya Engineering Ltd.	4,400	99,033
	Hikari Tsushin, Inc.	1,300	262,382
#	HI-LEX Corp.	5,900	59,453
#	Hioki EE Corp.	2,500	134,255
	Hirakawa Hewtech Corp.	2,600	26,936
	Hirano Tecseed Co. Ltd.	1,800	19,724
	Hirata Corp.	1,886	60,145
	Hirogin Holdings, Inc.	65,800	480,614
	Hirose Electric Co. Ltd.	4,000	476,039
	Hirose Tusyo, Inc.	900	21,836
	Hiroshima Gas Co. Ltd.	7,500	18,766
#*	HIS Co. Ltd.	8,700	99,704
	Hisaka Works Ltd.	5,000	32,595
	Hisamitsu Pharmaceutical Co., Inc.	4,400	129,366
#	Hitachi Construction Machinery Co. Ltd.	22,300	483,835
	Hochiki Corp.	3,900	54,232
	Hodogaya Chemical Co. Ltd.	1,800	50,804
	Hogy Medical Co. Ltd.	6,100	182,171
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	33,412
	Hokkaido Gas Co. Ltd.	10,000	38,398

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokkan Holdings Ltd.	2,500	$28,196
#	Hokko Chemical Industry Co. Ltd.	6,000	49,717
	Hokkoku Financial Holdings, Inc.	5,000	142,745
#	Hokuetsu Corp.	30,900	308,138
	Hokuetsu Industries Co. Ltd.	6,000	73,994
	Hokuhoku Financial Group, Inc.	38,000	397,156
	Hokuriku Electric Industry Co. Ltd.	2,400	19,621
#	Hokuriku Electrical Construction Co. Ltd.	3,480	26,454
	Hokuto Corp.	3,900	46,564
	Honda Motor Co. Ltd. (7267 JP)	223,200	2,244,747
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	8,470	256,726
	H-One Co. Ltd.	5,000	30,237
	Honeys Holdings Co. Ltd.	7,850	86,624
	Hoosiers Holdings Co. Ltd.	7,100	47,017
	Horiba Ltd.	9,200	565,561
	Hoshizaki Corp.	4,000	131,473
	Hosiden Corp.	13,000	194,728
	Hosokawa Micron Corp.	3,600	94,111
	Hotland Co. Ltd.	3,400	51,838
	House Foods Group, Inc.	13,000	253,401
	Hoya Corp.	15,800	2,113,945
	HS Holdings Co. Ltd.	4,600	27,886
	Hulic Co. Ltd.	57,369	531,258
	Hyakugo Bank Ltd.	55,900	201,187
	Hyakujushi Bank Ltd.	5,600	92,931
	Ibiden Co. Ltd.	23,400	743,293
	IBJ, Inc.	3,800	16,075
	Ichibanya Co. Ltd.	11,400	78,168
	Ichiken Co. Ltd.	1,200	19,488
	Ichikoh Industries Ltd.	11,300	33,585
	Ichinen Holdings Co. Ltd.	8,200	97,518
	Ichiyoshi Securities Co. Ltd.	5,736	28,788
	Icom, Inc.	1,900	35,816
	ID Holdings Corp.	2,450	23,573
	Idec Corp.	7,300	117,677
	IDOM, Inc.	15,000	103,756
	IG Port, Inc.	2,400	29,305
	IHI Corp.	5,500	292,814
		Shares	Value»
JAPAN — (Continued)
	Iida Group Holdings Co. Ltd.	25,740	$373,153
	Iino Kaiun Kaisha Ltd.	20,000	146,731
#	IKK Holdings, Inc.	4,000	19,326
#	I'll, Inc.	2,100	42,914
	Imagica Group, Inc.	8,800	30,900
	i-mobile Co. Ltd.	12,200	40,477
	Imuraya Group Co. Ltd.	1,800	28,771
	Inaba Denki Sangyo Co. Ltd.	10,700	268,376
#	Inaba Seisakusho Co. Ltd.	2,800	32,591
	Inabata & Co. Ltd.	12,000	255,306
#	I-NE Co. Ltd.	1,100	15,330
	Ines Corp.	4,700	47,693
#	I-Net Corp.	3,730	37,499
#	Infomart Corp.	14,600	34,296
	INFRONEER Holdings, Inc.	49,440	371,655
	Innotech Corp.	4,100	39,161
	Insource Co. Ltd.	11,100	69,561
	Integrated Design & Engineering Holdings Co. Ltd.	3,800	108,117
	Intelligent Wave, Inc.	2,300	13,335
	Internet Initiative Japan, Inc.	16,800	322,576
#	Inui Global Logistics Co. Ltd.	2,900	21,218
	I-PEX, Inc.	3,800	39,068
	IPS, Inc.	1,100	17,266
	IR Japan Holdings Ltd.	2,200	12,103
	Iriso Electronics Co. Ltd.	4,800	85,298
	ISB Corp.	3,100	28,197
#	Ise Chemicals Corp.	400	51,202
	Iseki & Co. Ltd.	5,200	33,553
	Isetan Mitsukoshi Holdings Ltd.	34,000	505,927
#	Ishihara Chemical Co. Ltd.	1,100	17,434
	Ishihara Sangyo Kaisha Ltd.	8,500	81,342
*	Istyle, Inc.	19,600	55,895
	Isuzu Motors Ltd.	131,900	1,705,702
	Itfor, Inc.	5,500	48,914
	ITmedia, Inc.	2,300	23,952
#	Ito En Ltd.	13,319	291,892
	Itochu Enex Co. Ltd.	16,100	168,520
	Itoham Yonekyu Holdings, Inc.	6,800	171,380
#	Itoki Corp.	9,400	89,482

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IwaiCosmo Holdings, Inc.	5,600	$76,169
	Iwaki Co. Ltd.	1,700	31,820
	Iwatani Corp.	46,000	599,656
	Iwatsuka Confectionery Co. Ltd.	1,800	30,622
	Iyogin Holdings, Inc.	49,300	468,005
	Izumi Co. Ltd.	8,500	179,384
	J Front Retailing Co. Ltd.	54,400	577,710
	J Trust Co. Ltd.	18,300	54,026
	JAC Recruitment Co. Ltd.	16,000	76,668
	Jaccs Co. Ltd.	6,700	167,113
*	Jade Group, Inc.	2,700	30,501
	JAFCO Group Co. Ltd.	17,400	233,819
#*	Jamco Corp.	1,700	13,846
#	JANOME Corp.	7,199	42,915
	Japan Airlines Co. Ltd.	26,900	431,424
	Japan Airport Terminal Co. Ltd.	11,300	413,943
	Japan Aviation Electronics Industry Ltd.	12,800	237,450
	Japan Business Systems, Inc.	2,400	15,628
#*	Japan Communications, Inc.	41,300	38,491
	Japan Elevator Service Holdings Co. Ltd.	13,700	262,319
	Japan Exchange Group, Inc.	86,200	1,010,355
#	Japan Investment Adviser Co. Ltd.	3,200	21,407
	Japan Lifeline Co. Ltd.	13,800	108,408
	Japan Material Co. Ltd.	9,600	114,286
	Japan Medical Dynamic Marketing, Inc.	7,400	30,188
	Japan Petroleum Exploration Co. Ltd.	23,000	172,961
	Japan Post Bank Co. Ltd.	51,500	459,964
	Japan Post Holdings Co. Ltd.	85,200	786,062
		Shares	Value»
JAPAN — (Continued)
	Japan Post Insurance Co. Ltd.	15,600	$257,060
	Japan Property Management Center Co. Ltd.	3,600	26,769
	Japan Pulp & Paper Co. Ltd.	40,000	174,801
	Japan Securities Finance Co. Ltd.	27,400	357,481
	Japan Steel Works Ltd.	6,500	220,472
	Japan System Techniques Co. Ltd.	3,000	36,091
	Japan Transcity Corp.	8,700	52,451
	Japan Wool Textile Co. Ltd.	14,300	118,615
	JBCC Holdings, Inc.	3,800	109,599
	JCU Corp.	5,100	117,554
	JDC Corp.	10,600	35,764
	Jeol Ltd.	10,980	407,309
	JFE Systems, Inc.	1,300	25,658
	JGC Holdings Corp.	52,200	448,047
	Jichodo Co. Ltd.	200	12,777
#*	JIG-SAW, Inc.	900	24,479
	JINS Holdings, Inc.	3,200	130,428
	JINUSHI Co. Ltd.	3,100	42,600
	JK Holdings Co. Ltd.	3,200	21,588
	J-Lease Co. Ltd.	4,000	36,166
	JM Holdings Co. Ltd.	3,300	64,396
	JMS Co. Ltd.	5,000	15,391
	J-Oil Mills, Inc.	5,400	73,113
	Joshin Denki Co. Ltd.	5,100	85,807
	Joyful Honda Co. Ltd.	9,500	128,537
	JP-Holdings, Inc.	13,200	62,099
	JSB Co. Ltd.	2,500	44,183
	JSP Corp.	3,600	46,019
	JTEKT Corp.	43,700	294,758
#	Juki Corp.	9,000	23,447
	Juroku Financial Group, Inc.	8,100	216,159
	Justsystems Corp.	7,200	160,988
	JVCKenwood Corp.	55,200	434,133
#	K&O Energy Group, Inc.	3,800	78,867
	Kadokawa Corp.	6,869	149,515
	Kadoya Sesame Mills, Inc.	900	21,104
	Kaga Electronics Co. Ltd.	8,400	152,505
	Kagome Co. Ltd.	13,800	273,369
	Kajima Corp.	42,000	723,472
	Kakaku.com, Inc.	18,401	282,547

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kakiyasu Honten Co. Ltd.	1,000	$17,502
#	Kamakura Shinsho Ltd.	4,900	16,603
	Kamei Corp.	8,300	106,859
	Kamigumi Co. Ltd.	16,600	346,468
#	Kanaden Corp.	4,800	45,861
	Kanadevia Corp.	50,700	346,556
#	Kanagawa Chuo Kotsu Co. Ltd.	2,500	53,624
	Kanamic Network Co. Ltd.	5,700	20,291
	Kanamoto Co. Ltd.	7,956	143,791
	Kandenko Co. Ltd.	32,900	481,443
	Kaneko Seeds Co. Ltd.	2,900	26,260
	Kanematsu Corp.	19,970	304,006
#	Kanemi Co. Ltd.	1,000	20,851
	Kanro, Inc.	1,200	23,139
	Kansai Electric Power Co., Inc.	41,300	662,331
	Kansai Paint Co. Ltd.	28,100	457,655
	Kanto Denka Kogyo Co. Ltd.	12,900	82,032
	Kao Corp.	14,700	647,908
*	Kaonavi, Inc.	1,000	15,430
#	Kappa Create Co. Ltd.	4,000	42,647
	Katakura Industries Co. Ltd.	6,600	86,061
	Katitas Co. Ltd.	12,100	153,416
	Kato Works Co. Ltd.	2,500	20,145
	Kawada Technologies, Inc.	4,200	65,486
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	39,401
	Kawasaki Heavy Industries Ltd.	21,700	830,856
#	Kawasaki Kisen Kaisha Ltd.	29,700	410,277
	KDDI Corp.	103,300	3,220,831
#	KeePer Technical Laboratory Co. Ltd.	3,200	87,887
	Keihan Holdings Co. Ltd.	17,200	321,076
	Keihanshin Building Co. Ltd.	5,500	53,628
	Keikyu Corp.	27,500	215,316
	Keio Corp.	10,700	239,295
	Keisei Electric Railway Co. Ltd.	7,074	184,050
	KEIWA, Inc.	3,800	25,442
		Shares	Value»
JAPAN — (Continued)
	Keiyo Bank Ltd.	24,600	$110,248
	KEL Corp.	1,000	9,656
	Kenko Mayonnaise Co. Ltd.	3,900	55,591
	Kewpie Corp.	12,523	296,148
	Keyence Corp.	4,900	2,211,925
	KH Neochem Co. Ltd.	8,400	113,265
#	Kibun Foods, Inc.	3,200	23,124
	Kimura Chemical Plants Co. Ltd.	5,400	27,046
#	Kimura Unity Co. Ltd.	2,400	22,837
	Kinden Corp.	22,500	466,340
#	King Jim Co. Ltd.	1,300	7,372
	Kintetsu Department Store Co. Ltd.	2,100	28,615
	Kintetsu Group Holdings Co. Ltd.	18,200	422,995
	Kissei Pharmaceutical Co. Ltd.	7,400	180,576
#	Ki-Star Real Estate Co. Ltd.	3,600	91,366
	Kitagawa Corp.	2,400	19,087
#	Kita-Nippon Bank Ltd.	2,400	39,443
	Kitano Construction Corp.	1,600	44,877
	Kitz Corp.	16,600	114,511
	Kiyo Bank Ltd.	17,000	199,107
*	KLab, Inc.	7,700	9,087
*	KNT-CT Holdings Co. Ltd.	2,900	24,286
	Koa Corp.	8,800	58,260
#	Koa Shoji Holdings Co. Ltd.	2,000	8,051
	Koatsu Gas Kogyo Co. Ltd.	6,900	41,015
#	Kobayashi Pharmaceutical Co. Ltd.	3,000	111,745
#	Kobe Bussan Co. Ltd.	13,100	321,339
	Kobe Electric Railway Co. Ltd.	1,300	20,147
	Kobe Steel Ltd.	83,120	895,842
	Koei Tecmo Holdings Co. Ltd.	13,349	139,701
	Kohnan Shoji Co. Ltd.	7,300	173,100
#	Kohsoku Corp.	2,000	32,844
	Koike Sanso Kogyo Co. Ltd.	400	15,805
	Koike-ya, Inc.	400	13,307
	Koito Manufacturing Co. Ltd.	25,345	328,189
#	Kojima Co. Ltd.	7,900	54,772
	Kokuyo Co. Ltd.	17,400	279,937
	Komatsu Ltd.	108,300	2,803,376

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Komatsu Matere Co. Ltd.	7,000	$37,359
	Komatsu Wall Industry Co. Ltd.	4,000	39,372
	KOMEDA Holdings Co. Ltd.	11,900	225,203
#	Komehyo Holdings Co. Ltd.	1,800	44,598
	Komeri Co. Ltd.	9,200	198,860
	Komori Corp.	11,900	86,062
	Kondotec, Inc.	4,900	40,861
	Konica Minolta, Inc.	111,800	466,705
	Konishi Co. Ltd.	13,400	115,172
	Konoike Transport Co. Ltd.	8,200	134,095
	Konoshima Chemical Co. Ltd.	1,600	18,876
	Kosaido Holdings Co. Ltd.	13,000	45,314
	Kose Corp.	3,201	175,914
	Koshidaka Holdings Co. Ltd.	12,500	98,052
	Kotobuki Spirits Co. Ltd.	23,300	314,613
	Kozo Keikaku Engineering Holdings, Inc.	1,500	39,741
	KPP Group Holdings Co. Ltd.	16,500	70,812
	Krosaki Harima Corp.	5,600	89,722
	KRS Corp.	4,000	50,317
	K's Holdings Corp.	35,400	338,512
	KU Holdings Co. Ltd.	5,200	36,363
	Kubota Corp. (6326 JP)	59,700	762,792
	Kumagai Gumi Co. Ltd.	8,777	202,958
#	Kumiai Chemical Industry Co. Ltd.	18,010	95,867
#	Kura Sushi, Inc.	4,900	128,674
	Kurabo Industries Ltd.	4,400	135,253
	Kuraray Co. Ltd.	71,628	970,664
	Kureha Corp.	10,800	199,457
	Kurimoto Ltd.	2,100	52,159
	Kurita Water Industries Ltd.	17,700	663,834
	Kuriyama Holdings Corp.	4,400	35,331
	Kusuri No. Aoki Holdings Co. Ltd.	11,400	237,265
	KYB Corp.	5,400	169,643
	Kyocera Corp.	99,500	1,009,100
	Kyodo Printing Co. Ltd.	2,100	46,775
		Shares	Value»
JAPAN — (Continued)
	Kyoei Steel Ltd.	5,500	$62,367
	Kyokuto Boeki Kaisha Ltd.	3,000	29,215
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	118,988
#	Kyokuto Securities Co. Ltd.	5,500	45,597
	Kyokuyo Co. Ltd.	2,500	67,725
	Kyoritsu Maintenance Co. Ltd.	16,800	269,721
	Kyosan Electric Manufacturing Co. Ltd.	10,000	35,168
	Kyoto Financial Group, Inc.	42,396	622,219
	Kyowa Kirin Co. Ltd.	8,600	141,743
	Kyudenko Corp.	8,800	315,923
	Kyushu Financial Group, Inc.	85,550	387,441
	Kyushu Leasing Service Co. Ltd.	1,700	10,900
	Kyushu Railway Co.	14,800	389,395
#	LA Holdings Co. Ltd.	1,300	38,866
	LAC Co. Ltd.	1,800	8,670
	Lacto Japan Co. Ltd.	1,700	30,714
	Lasertec Corp.	5,900	800,604
	LEC, Inc.	7,300	62,832
	Leopalace21 Corp.	45,800	165,379
	Life Corp.	6,100	132,540
#	Lifedrink Co., Inc.	7,200	83,145
*	Lifenet Insurance Co.	3,200	41,745
*	LIFULL Co. Ltd.	19,200	18,372
#	LIKE, Inc.	1,800	16,277
	Link & Motivation, Inc.	10,500	38,164
	Lintec Corp.	10,600	219,967
	Lion Corp.	38,601	425,832
#	LITALICO, Inc.	5,600	39,996
	Lixil Corp.	60,100	705,476
	Loadstar Capital KK	2,600	39,350
	Look Holdings, Inc.	2,000	32,968
	LY Corp.	177,100	483,091
	M3, Inc.	34,100	350,464
	Mabuchi Motor Co. Ltd.	22,432	320,992
#*	Macbee Planet, Inc.	600	10,357
	Macnica Holdings, Inc.	37,650	429,448
	Macromill, Inc.	13,000	68,701
	Maeda Kosen Co. Ltd.	10,400	120,378
	Maezawa Industries, Inc.	3,600	28,356

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maezawa Kasei Industries Co. Ltd.	3,600	$42,691
	Maezawa Kyuso Industries Co. Ltd.	4,200	34,184
	Makino Milling Machine Co. Ltd.	6,000	225,246
	Makita Corp. (6586 JP)	14,366	469,077
	Mamiya-Op Co. Ltd.	1,400	12,447
	Mammy Mart Corp.	400	10,293
#	Management Solutions Co. Ltd.	2,600	32,190
	Mandom Corp.	8,800	72,482
#	Mani, Inc.	13,000	155,103
	MarkLines Co. Ltd.	2,700	48,350
	Marubun Corp.	5,900	39,648
	Maruchiyo Yamaokaya Corp.	700	14,979
#	Marudai Food Co. Ltd.	5,000	55,056
	Maruha Nichiro Corp.	10,600	207,920
	Marui Group Co. Ltd.	28,100	441,235
	Maruichi Steel Tube Ltd.	15,400	331,873
	MARUKA FURUSATO Corp.	4,392	63,188
	Maruwa Co. Ltd.	1,500	413,801
	Maruzen Co. Ltd.	1,300	26,934
	Maruzen Showa Unyu Co. Ltd.	3,600	138,842
	Matching Service Japan Co. Ltd.	1,500	10,230
	Matsuda Sangyo Co. Ltd.	4,500	93,382
	Matsui Construction Co. Ltd.	6,000	32,810
	Matsui Securities Co. Ltd.	26,600	143,308
	MatsukiyoCocokara & Co.	40,480	551,122
	Matsuya Co. Ltd.	7,700	41,923
	Matsuyafoods Holdings Co. Ltd.	1,300	57,623
	Max Co. Ltd.	5,000	115,325
	Maxell Ltd.	11,200	136,724
	Maxvalu Tokai Co. Ltd.	2,300	49,202
	Mazda Motor Corp.	139,106	983,409
#	McDonald's Holdings Co. Japan Ltd.	6,000	254,262
	MCJ Co. Ltd.	23,800	223,004
	Mebuki Financial Group, Inc.	162,850	609,124
	MEC Co. Ltd.	2,100	49,407
		Shares	Value»
JAPAN — (Continued)
	Media Do Co. Ltd.	1,800	$15,793
#	Medical Data Vision Co. Ltd.	6,200	20,914
#	Medical System Network Co. Ltd.	7,000	19,547
	Medikit Co. Ltd.	700	12,931
	Medipal Holdings Corp.	31,400	497,493
#	Medius Holdings Co. Ltd.	3,500	19,347
#*	Medley, Inc.	1,600	39,039
	MedPeer, Inc.	5,100	18,354
	Megachips Corp.	4,800	171,178
	Megmilk Snow Brand Co. Ltd.	12,500	216,307
	Meidensha Corp.	8,800	230,947
	Meiho Facility Works Ltd.	2,000	11,187
	Meiji Electric Industries Co. Ltd.	1,500	13,386
	Meiko Electronics Co. Ltd.	6,600	257,955
	Meisei Industrial Co. Ltd.	10,800	91,673
	MEITEC Group Holdings, Inc.	18,400	352,604
	Meito Sangyo Co. Ltd.	2,500	30,406
	Meiwa Corp.	5,000	21,107
	Meiwa Estate Co. Ltd.	3,800	24,284
	Melco Holdings, Inc.	1,500	23,970
	Menicon Co. Ltd.	16,400	180,453
*	Mercari, Inc.	19,097	267,150
	Mercuria Holdings Co. Ltd.	1,900	10,802
	METAWATER Co. Ltd.	4,500	52,067
	Micronics Japan Co. Ltd.	7,900	196,838
#	Midac Holdings Co. Ltd.	4,100	49,443
#	Mie Kotsu Group Holdings, Inc.	18,000	59,531
	Milbon Co. Ltd.	3,210	67,851
	MIMAKI ENGINEERING Co. Ltd.	3,700	32,601
	Minebea Mitsumi, Inc.	52,390	922,298
#	Mirai Industry Co. Ltd.	1,400	32,773
#	Miraial Co. Ltd.	1,700	16,232
	Mirait One Corp.	23,910	340,080
	Mirarth Holdings, Inc.	17,600	56,563

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miroku Jyoho Service Co. Ltd.	4,500	$53,596
	MISUMI Group, Inc.	11,000	179,031
	Mitani Corp.	8,000	98,388
#	Mitani Sangyo Co. Ltd.	7,800	16,104
	Mitani Sekisan Co. Ltd.	1,700	69,794
	Mito Securities Co. Ltd.	16,800	51,943
	Mitsuba Corp.	9,700	55,255
	Mitsubishi Electric Corp.	59,800	1,052,033
	Mitsubishi Estate Co. Ltd.	32,600	482,090
	Mitsubishi Gas Chemical Co., Inc.	27,200	472,720
	Mitsubishi HC Capital, Inc.	174,470	1,168,292
	Mitsubishi Heavy Industries Ltd.	95,700	1,350,992
	Mitsubishi Kakoki Kaisha Ltd.	1,800	42,044
	Mitsubishi Logisnext Co. Ltd.	8,300	61,723
	Mitsubishi Logistics Corp.	63,500	425,693
	Mitsubishi Motors Corp.	164,800	489,627
	Mitsubishi Paper Mills Ltd.	7,800	24,824
	Mitsubishi Pencil Co. Ltd.	8,500	137,109
	Mitsubishi Research Institute, Inc.	1,900	52,504
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	5,145,742
	Mitsuboshi Belting Ltd.	5,800	148,889
	Mitsui Chemicals, Inc.	24,466	558,955
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	95,933
#	Mitsui E&S Co. Ltd.	30,800	222,814
	Mitsui Fudosan Co. Ltd.	98,700	842,143
	Mitsui High-Tec, Inc.	24,000	127,716
	Mitsui Mining & Smelting Co. Ltd.	14,899	473,366
#	Mitsui OSK Lines Ltd.	21,400	728,575
	Mitsui-Soko Holdings Co. Ltd.	8,800	408,692
	Shares	Value»
JAPAN — (Continued)
Mitsuuroko Group Holdings Co. Ltd.	11,200	$126,219
Miura Co. Ltd.	7,100	165,790
MIXI, Inc.	10,100	186,184
Miyaji Engineering Group, Inc.	6,000	78,377
Miyazaki Bank Ltd.	4,300	74,501
Miyoshi Oil & Fat Co. Ltd.	1,700	16,018
Mizuho Financial Group, Inc. (8411 JP)	98,380	2,043,448
Mizuho Leasing Co. Ltd.	40,900	267,670
Mizuho Medy Co. Ltd.	3,600	39,113
Mizuno Corp.	5,500	291,928
Modec, Inc.	5,600	121,936
Monex Group, Inc.	30,100	141,238
Monogatari Corp.	7,000	164,626
MonotaRO Co. Ltd.	22,800	343,969
Morinaga & Co. Ltd.	18,400	344,166
Morinaga Milk Industry Co. Ltd.	22,900	532,532
Moriroku Holdings Co. Ltd.	2,900	44,504
Morita Holdings Corp.	8,100	108,102
Morito Co. Ltd.	5,100	47,628
Morozoff Ltd.	1,000	30,350
MrMax Holdings Ltd.	8,700	38,345
MS&AD Insurance Group Holdings, Inc.	52,800	1,167,901
Mugen Estate Co. Ltd.	4,900	49,994
m-up Holdings, Inc.	7,600	65,587
Murakami Corp.	1,900	62,430
Murata Manufacturing Co. Ltd.	47,500	829,878
Musashi Seimitsu Industry Co. Ltd.	10,800	140,094
Musashino Bank Ltd.	6,800	118,607
Muto Seiko Co.	1,000	10,712
Nachi-Fujikoshi Corp.	4,598	96,514
Nafco Co. Ltd.	2,900	39,181
Nagano Keiki Co. Ltd.	4,100	65,516
Nagase & Co. Ltd.	26,100	541,639
Nagase Brothers, Inc.	2,000	23,902
Nagawa Co. Ltd.	900	40,012
Nagoya Railroad Co. Ltd.	17,800	197,283
Naigai Trans Line Ltd.	2,100	38,334
Nakabayashi Co. Ltd.	4,900	16,620
Nakamoto Packs Co. Ltd.	1,600	17,505

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakamuraya Co. Ltd.	900	$18,871
	Nakanishi, Inc.	3,900	66,319
#	Namura Shipbuilding Co. Ltd.	12,300	126,770
	Nankai Electric Railway Co. Ltd.	14,800	232,614
	Nanto Bank Ltd.	6,600	128,853
	Nanyo Corp.	1,600	11,440
	Narasaki Sangyo Co. Ltd.	700	13,607
	NCD Co. Ltd./Shinagawa	1,000	10,726
	NEC Capital Solutions Ltd.	3,800	92,447
	NEC Corp.	14,300	1,216,792
	NEC Networks & System Integration Corp.	13,800	291,542
	NET One Systems Co. Ltd.	18,184	441,486
	New Art Holdings Co. Ltd.	2,100	21,061
	Nexon Co. Ltd.	9,300	161,187
#	Nextage Co. Ltd.	10,600	101,737
	NGK Insulators Ltd.	46,292	570,275
	NH Foods Ltd.	14,000	484,964
	NHK Spring Co. Ltd.	44,400	543,449
	Nicca Chemical Co. Ltd.	1,900	15,828
	Nice Corp.	1,400	14,953
	Nichias Corp.	14,100	504,968
	Nichiban Co. Ltd.	2,800	35,900
#	Nichicon Corp.	12,900	84,264
	Nichiden Corp.	3,400	70,028
	Nichiha Corp.	6,700	151,310
	Nichimo Co. Ltd.	1,600	19,484
	Nichirei Corp.	19,900	556,109
#	Nichireki Group Co. Ltd.	6,200	98,065
	Nichirin Co. Ltd.	2,110	51,243
	NIDEC Corp. (6594 JP)	40,800	812,769
	Nifco, Inc.	19,600	455,330
	Nihon Chouzai Co. Ltd.	4,000	36,559
	Nihon Dempa Kogyo Co. Ltd.	7,100	49,110
	Nihon Dengi Co. Ltd.	1,200	43,412
	Nihon Denkei Co. Ltd.	1,350	14,963
	Nihon Flush Co. Ltd.	5,100	29,693
#	Nihon House Holdings Co. Ltd.	11,100	23,416
		Shares	Value»
JAPAN — (Continued)
	Nihon Kagaku Sangyo Co. Ltd.	2,900	$27,377
	Nihon M&A Center Holdings, Inc.	66,100	286,137
	Nihon Nohyaku Co. Ltd.	11,300	49,263
	Nihon Parkerizing Co. Ltd.	21,094	177,795
	Nihon Tokushu Toryo Co. Ltd.	2,700	20,396
	Nihon Trim Co. Ltd.	700	16,068
#	Nihon Yamamura Glass Co. Ltd.	1,900	19,257
	Nikkiso Co. Ltd.	12,700	85,360
	Nikko Co. Ltd.	8,000	36,290
	Nikkon Holdings Co. Ltd.	31,200	399,436
	Nikon Corp.	54,800	678,873
	Nintendo Co. Ltd.	42,300	2,234,411
	Nippi, Inc.	400	15,304
	Nippn Corp.	14,300	206,178
	Nippon Air Conditioning Services Co. Ltd.	3,800	25,365
	Nippon Aqua Co. Ltd.	1,900	10,194
#	Nippon Avionics Co. Ltd.	2,000	30,825
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	49,780
	Nippon Carbide Industries Co., Inc.	1,700	18,324
	Nippon Carbon Co. Ltd.	2,400	70,367
	Nippon Care Supply Co. Ltd.	100	1,249
	Nippon Chemical Industrial Co. Ltd.	1,799	31,645
#*	Nippon Chemi-Con Corp.	7,400	51,056
	Nippon Concept Corp.	2,200	25,971
	Nippon Densetsu Kogyo Co. Ltd.	9,600	117,277
	Nippon Dry-Chemical Co. Ltd.	1,600	35,529
	Nippon Electric Glass Co. Ltd.	21,100	480,166
	NIPPON EXPRESS HOLDINGS, Inc.	17,000	838,133
	Nippon Fine Chemical Co. Ltd.	2,700	42,183
	Nippon Gas Co. Ltd.	29,300	400,453

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Kanzai Holdings Co. Ltd.	1,000	$17,500
	Nippon Kayaku Co. Ltd.	3,700	29,268
	Nippon Kodoshi Corp.	1,600	19,233
	Nippon Light Metal Holdings Co. Ltd.	15,881	169,732
	Nippon Paint Holdings Co. Ltd.	11,600	88,780
	Nippon Paper Industries Co. Ltd.	27,978	163,333
	Nippon Parking Development Co. Ltd.	51,500	75,993
	Nippon Rietec Co. Ltd.	4,000	27,208
	Nippon Road Co. Ltd.	6,700	71,463
	Nippon Seiki Co. Ltd.	11,900	93,045
	Nippon Seisen Co. Ltd.	5,000	40,971
	Nippon Sharyo Ltd.	2,200	31,552
*	Nippon Sheet Glass Co. Ltd.	26,400	64,214
	Nippon Shinyaku Co. Ltd.	12,000	321,947
	Nippon Shokubai Co. Ltd.	26,700	300,372
	Nippon Signal Co. Ltd.	11,500	70,229
	Nippon Soda Co. Ltd.	13,000	216,526
	Nippon Telegraph & Telephone Corp.	907,500	875,587
	Nippon Thompson Co. Ltd.	14,800	46,335
#	Nippon Yusen KK	61,200	2,048,940
	Nishikawa Rubber Co. Ltd.	2,100	27,112
	Nishimatsu Construction Co. Ltd.	9,200	308,618
	Nishimatsuya Chain Co. Ltd.	9,200	135,830
	Nishimoto Co. Ltd.	3,300	28,437
	Nishi-Nippon Financial Holdings, Inc.	31,800	342,473
	Nishi-Nippon Railroad Co. Ltd.	9,200	132,838
	Nishio Holdings Co. Ltd.	6,700	163,097
#	Nissan Motor Co. Ltd.	252,750	673,339
	Nissan Shatai Co. Ltd.	8,100	54,600
		Shares	Value»
JAPAN — (Continued)
	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	$32,555
	Nissei ASB Machine Co. Ltd.	2,100	63,732
#	Nissei Plastic Industrial Co. Ltd.	4,600	27,553
	Nissha Co. Ltd.	11,615	142,238
	Nisshin Group Holdings Co. Ltd.	9,400	30,655
	Nisshin Oillio Group Ltd.	7,900	268,477
	Nisshin Seifun Group, Inc.	34,340	400,921
	Nisshinbo Holdings, Inc.	33,075	210,012
	Nissin Corp.	3,500	97,896
	Nissin Foods Holdings Co. Ltd.	7,800	210,030
	Nisso Holdings Co. Ltd.	5,300	28,616
	Nissui Corp.	79,600	483,524
	Niterra Co. Ltd.	33,300	943,767
	Nitori Holdings Co. Ltd.	5,100	649,508
	Nitta Corp.	4,800	116,088
#	Nitta Gelatin, Inc.	3,200	19,186
	Nitto Denko Corp.	110,500	1,818,137
	Nitto Fuji Flour Milling Co. Ltd.	600	26,546
	Nitto Kogyo Corp.	7,300	140,998
	Nitto Kohki Co. Ltd.	3,400	57,379
	Nitto Seiko Co. Ltd.	6,900	26,459
	Nittoc Construction Co. Ltd.	6,700	44,744
	Nittoku Co. Ltd.	2,600	28,707
	NJS Co. Ltd.	1,500	39,820
	Noevir Holdings Co. Ltd.	3,600	121,123
	Nojima Corp.	17,000	238,422
	NOK Corp.	14,900	213,631
	Nomura Holdings, Inc. (8604 JP)	163,500	838,412
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	317,259
#	Nomura Micro Science Co. Ltd.	2,700	37,270
	Nomura Real Estate Holdings, Inc.	16,200	398,839
	Nomura Research Institute Ltd.	14,989	448,372
	Noritake Co. Ltd.	5,400	136,037
	Noritsu Koki Co. Ltd.	5,600	144,817
	Noritz Corp.	6,900	79,952

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank Ltd.	74,016	$192,105
	NPR-RIKEN Corp.	4,846	74,402
	NS Solutions Corp.	6,800	172,060
	NS Tool Co. Ltd.	3,500	16,906
	NSD Co. Ltd.	15,900	343,408
	NSK Ltd.	70,802	322,837
	NSW, Inc.	1,800	34,935
	NTN Corp.	111,021	182,917
	NTT Data Group Corp.	46,900	741,969
	Oat Agrio Co. Ltd.	1,200	14,424
	Obara Group, Inc.	2,300	63,657
	Obayashi Corp.	63,100	773,557
	OBIC Business Consultants Co. Ltd.	800	35,365
	Obic Co. Ltd.	19,500	637,210
	Odakyu Electric Railway Co. Ltd.	31,099	326,287
	Ogaki Kyoritsu Bank Ltd.	8,600	102,581
	Ohara, Inc.	1,700	14,322
#	Ohashi Technica, Inc.	3,300	37,569
#	Ohba Co. Ltd.	1,700	11,224
	Ohsho Food Service Corp.	8,400	165,004
	OIE Sangyo Co. Ltd.	600	7,425
	Oiles Corp.	6,140	79,912
	Oita Bank Ltd.	3,900	79,171
	Oji Holdings Corp.	150,400	559,278
	Okabe Co. Ltd.	10,200	51,748
	Okada Aiyon Corp.	800	10,707
	Okamoto Machine Tool Works Ltd.	2,000	51,476
	Okamura Corp.	12,400	155,836
	Okasan Securities Group, Inc.	37,500	148,903
	Oki Electric Industry Co. Ltd.	25,248	165,046
	Okinawa Cellular Telephone Co.	6,400	182,069
	Okinawa Financial Group, Inc.	5,480	80,652
	OKUMA Corp.	13,400	270,894
	Okumura Corp.	8,000	224,639
	Okura Industrial Co. Ltd.	2,600	46,053
	Okuwa Co. Ltd.	8,300	49,374
	Olympus Corp.	15,800	278,116
	Omron Corp.	9,960	393,234
	Onoken Co. Ltd.	5,400	52,906
	Onward Holdings Co. Ltd.	25,100	85,708
		Shares	Value»
JAPAN — (Continued)
	Open House Group Co. Ltd.	17,900	$659,818
	Open Up Group, Inc.	11,700	154,197
	Optex Group Co. Ltd.	8,100	86,153
*	Optim Corp.	3,400	13,193
	Optorun Co. Ltd.	5,306	66,260
	Oracle Corp. Japan	2,900	277,423
	Organo Corp.	7,200	336,423
	Orient Corp.	14,980	89,012
	Oriental Consultants Holdings Co. Ltd.	500	13,307
	Oriental Land Co. Ltd.	32,600	787,849
	Oriental Shiraishi Corp.	31,900	79,949
	ORIX Corp. (8591 JP)	64,300	1,354,793
	Oro Co. Ltd.	2,400	37,459
	Osaka Gas Co. Ltd.	20,800	445,716
#	Osaka Organic Chemical Industry Ltd.	3,600	68,949
#	Osaka Steel Co. Ltd.	1,800	38,631
#	OSAKA Titanium Technologies Co. Ltd.	7,600	106,552
	Osaki Electric Co. Ltd.	11,100	57,440
	OSG Corp.	17,800	210,094
	Otsuka Corp.	16,200	363,584
#	OUG Holdings, Inc.	1,000	16,369
#	Oval Corp.	3,800	9,165
	Oyo Corp.	5,800	96,667
#	Ozu Corp.	700	7,549
	Pacific Industrial Co. Ltd.	11,876	106,322
	Pack Corp.	3,300	80,752
	PAL GROUP Holdings Co. Ltd.	10,000	201,154
	PALTAC Corp.	6,210	167,581
	Pan Pacific International Holdings Corp.	32,200	798,827
	Panasonic Holdings Corp.	151,701	1,248,505
	Paraca, Inc.	1,500	17,212
	Paramount Bed Holdings Co. Ltd.	8,400	145,161
*	Park24 Co. Ltd.	31,200	387,780
	Parker Corp.	3,000	15,045
	Pasona Group, Inc.	6,100	80,418
	Pegasus Co. Ltd.	5,300	16,212

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Penta-Ocean Construction Co. Ltd.	67,700	$281,209
#	People Dreams & Technologies Group Co. Ltd.	1,400	15,051
*	PeptiDream, Inc.	20,107	369,090
	Persol Holdings Co. Ltd.	368,334	618,629
#	Pharma Foods International Co. Ltd.	4,400	27,547
#	PHC Holdings Corp.	6,400	41,695
#*	PIA Corp.	1,400	28,691
	Pickles Holdings Co. Ltd.	2,400	16,739
	Pigeon Corp.	18,975	205,805
	PILLAR Corp.	5,000	139,991
	Pilot Corp.	5,900	183,389
	Piolax, Inc.	7,100	112,524
	Plus Alpha Consulting Co. Ltd.	6,400	89,461
	Port, Inc.	1,900	23,064
*	PR Times Corp.	900	9,332
	Premium Group Co. Ltd.	8,700	135,242
	Premium Water Holdings, Inc.	700	13,335
	Press Kogyo Co. Ltd.	21,600	77,652
	Pressance Corp.	7,400	91,606
	Prestige International, Inc.	20,100	89,853
	Prima Meat Packers Ltd.	5,699	83,875
	Procrea Holdings, Inc.	7,208	83,014
#	Pronexus, Inc.	5,200	44,136
	Pro-Ship, Inc.	1,900	18,539
	Proto Corp.	6,700	62,338
	PS Construction Co. Ltd.	2,490	15,934
	QB Net Holdings Co. Ltd.	1,301	8,596
	Qol Holdings Co. Ltd.	11,000	102,368
	Quick Co. Ltd.	2,900	38,249
#	Raccoon Holdings, Inc.	4,100	20,161
	Raito Kogyo Co. Ltd.	8,000	116,721
	Raiznext Corp.	7,900	80,894
#	Raksul, Inc.	12,200	102,789
	Rakus Co. Ltd.	19,800	264,752
*	Rakuten Bank Ltd.	13,700	277,761
*	Rakuten Group, Inc.	25,200	150,408
	Rasa Corp.	2,700	24,885
		Shares	Value»
JAPAN — (Continued)
	Rasa Industries Ltd.	2,100	$37,920
	Recruit Holdings Co. Ltd.	60,400	3,688,176
	Relo Group, Inc.	23,400	284,646
	Renaissance, Inc.	2,000	13,515
	Renesas Electronics Corp.	122,799	1,645,300
	Rengo Co. Ltd.	47,000	284,676
	Resona Holdings, Inc.	182,363	1,203,186
	Resonac Holdings Corp.	40,918	973,250
	Resorttrust, Inc.	15,900	288,907
	Restar Corp.	4,900	84,243
	Retail Partners Co. Ltd.	6,800	58,105
	Rheon Automatic Machinery Co. Ltd.	3,400	31,597
#	Rhythm Co. Ltd.	1,100	28,211
	Ricoh Co. Ltd.	59,948	649,397
	Ricoh Leasing Co. Ltd.	4,500	144,806
	Riken Keiki Co. Ltd.	5,800	164,325
	Riken Technos Corp.	12,300	83,706
	Riken Vitamin Co. Ltd.	5,200	91,038
#	Ringer Hut Co. Ltd.	3,000	44,663
	Rinnai Corp.	12,500	273,837
	Rion Co. Ltd.	2,800	45,317
	Riso Kyoiku Co. Ltd.	600	1,106
	Rix Corp.	800	14,378
	Rohm Co. Ltd.	53,200	586,521
	Rohto Pharmaceutical Co. Ltd.	17,000	382,285
	Rokko Butter Co. Ltd.	3,500	32,571
	Roland Corp.	3,800	97,206
	Rorze Corp.	27,000	393,512
	Round One Corp.	48,900	309,488
	Royal Holdings Co. Ltd.	7,500	121,932
	Ryobi Ltd.	5,500	67,952
	RYODEN Corp.	3,500	55,631
	Ryohin Keikaku Co. Ltd.	38,700	633,321
#	Ryoyo Ryosan Holdings, Inc.	4,376	73,193
	S Foods, Inc.	5,100	93,101
	S&B Foods, Inc.	1,700	54,545
	Sac's Bar Holdings, Inc.	4,300	25,592
	Saibu Gas Holdings Co. Ltd.	3,900	45,680
	Sakai Chemical Industry Co. Ltd.	3,500	62,396

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	1,800	$27,929
	Sakai Moving Service Co. Ltd.	4,600	74,323
	Sakata INX Corp.	11,900	119,630
	Sakata Seed Corp.	4,700	108,987
#	Sakura Internet, Inc.	4,600	139,078
	Sala Corp.	14,300	79,142
#	Samco, Inc.	500	10,606
	SAMTY HOLDINGS Co. Ltd.	5,700	122,552
	San Holdings, Inc.	5,200	37,686
	San ju San Financial Group, Inc.	6,050	66,574
	San-A Co. Ltd.	6,800	127,375
	San-Ai Obbli Co. Ltd.	15,800	192,901
	Sangetsu Corp.	11,000	201,390
	San-In Godo Bank Ltd.	34,576	277,513
*	Sanix, Inc.	6,100	10,715
*	Sanken Electric Co. Ltd.	5,700	224,074
	Sanki Engineering Co. Ltd.	9,000	141,077
	Sanko Gosei Ltd.	6,700	26,560
	Sanko Metal Industrial Co. Ltd.	800	20,913
	Sankyo Frontier Co. Ltd.	2,200	28,552
	Sankyo Seiko Co. Ltd.	8,500	32,851
	Sankyo Tateyama, Inc.	6,600	32,167
	Sankyu, Inc.	11,700	406,394
	Sanoh Industrial Co. Ltd.	10,200	48,437
	Sanrio Co. Ltd.	14,100	382,518
	Sansei Technologies, Inc.	2,400	21,082
	Sansha Electric Manufacturing Co. Ltd.	2,800	18,315
	Sanshin Electronics Co. Ltd.	2,600	34,657
	Santec Holdings Corp.	1,400	50,805
	Santen Pharmaceutical Co. Ltd.	74,700	893,326
	Sanwa Holdings Corp.	33,200	841,090
	Sanyo Chemical Industries Ltd.	3,100	84,078
#	Sanyo Denki Co. Ltd.	4,000	232,231
		Shares	Value»
JAPAN — (Continued)
	Sanyo Shokai Ltd.	2,599	$43,928
	Sanyo Special Steel Co. Ltd.	1,900	23,486
	Sanyo Trading Co. Ltd.	6,100	58,511
#	Sata Construction Co. Ltd.	2,200	12,844
	Sato Foods Co. Ltd.	300	15,141
	Sato Holdings Corp.	6,719	93,688
#	Sato Shoji Corp.	3,600	32,197
	Satori Electric Co. Ltd.	3,200	39,786
	SAXA, Inc.	1,500	23,654
*	SBI ARUHI Corp.	4,510	23,880
#	SBI Global Asset Management Co. Ltd.	6,900	27,340
	SBI Holdings, Inc.	24,600	540,194
	SBI Sumishin Net Bank Ltd.	5,500	96,343
	SBS Holdings, Inc.	6,000	98,568
	SCREEN Holdings Co. Ltd.	12,200	778,856
	Scroll Corp.	11,000	68,696
	SCSK Corp.	17,100	319,081
	SEC Carbon Ltd.	2,500	37,206
	Seed Co. Ltd.	3,000	9,776
	Seibu Electric & Machinery Co. Ltd.	1,200	14,356
	Seibu Holdings, Inc.	22,500	502,394
	Seika Corp.	2,100	52,994
	Seikagaku Corp.	10,600	60,740
	Seikitokyu Kogyo Co. Ltd.	6,100	59,447
	Seiko Epson Corp.	31,200	567,080
	Seiko Group Corp.	7,899	199,102
	Seino Holdings Co. Ltd.	29,700	478,991
#	Seiren Co. Ltd.	9,300	156,489
	Sekisui Chemical Co. Ltd.	39,800	561,693
	Sekisui House Ltd.	35,500	857,380
	Sekisui Jushi Corp.	6,600	97,890
#	Sekisui Kasei Co. Ltd.	7,400	17,987
	SEMITEC Corp.	2,100	24,778
	Senko Group Holdings Co. Ltd.	31,000	291,441
	Senshu Electric Co. Ltd.	3,200	106,408
	Senshu Ikeda Holdings, Inc.	61,400	136,136
*	Senshukai Co. Ltd.	8,300	16,965
	Seria Co. Ltd.	9,800	204,740

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seven & i Holdings Co. Ltd.	236,100	$3,399,824
	Seven Bank Ltd.	153,100	323,129
	SG Holdings Co. Ltd.	37,800	379,072
#*	Sharp Corp.	22,057	134,277
	Shibaura Electronics Co. Ltd.	4,600	106,301
	Shibaura Machine Co. Ltd.	3,900	94,936
	Shibaura Mechatronics Corp.	3,000	206,704
#	Shibusawa Warehouse Co. Ltd.	2,600	53,503
	Shibuya Corp.	4,300	103,570
*	SHIFT, Inc.	2,900	291,441
	Shiga Bank Ltd.	9,400	201,826
	Shikibo Ltd.	2,900	19,138
	Shikoku Bank Ltd.	9,300	56,930
	Shikoku Kasei Holdings Corp.	9,300	124,973
	Shima Seiki Manufacturing Ltd.	6,400	47,633
#*	Shimadaya Corp.	1,500	14,552
	Shimamura Co. Ltd.	7,200	370,627
	Shimano, Inc.	3,019	443,520
	Shimizu Bank Ltd.	3,400	31,666
	Shimizu Corp.	70,600	467,719
#	Shimojima Co. Ltd.	2,400	20,730
	Shin Nippon Air Technologies Co. Ltd.	2,800	61,078
	Shinagawa Refractories Co. Ltd.	12,100	140,873
	Shindengen Electric Manufacturing Co. Ltd.	2,200	34,408
	Shin-Etsu Chemical Co. Ltd.	99,700	3,653,401
	Shin-Etsu Polymer Co. Ltd.	10,400	107,533
#	Shinki Bus Co. Ltd.	600	13,395
*	Shinko Electric Industries Co. Ltd.	10,400	371,918
	Shinko Shoji Co. Ltd.	7,600	47,871
	Shinmaywa Industries Ltd.	16,000	141,886
	Shinnihon Corp.	8,500	85,298
	Shinnihonseiyaku Co. Ltd.	2,400	27,353
	Shinsho Corp.	1,400	56,840
	Shinwa Co. Ltd. (3447 JP)	1,900	9,207
		Shares	Value»
JAPAN — (Continued)
	Shinwa Co. Ltd. (7607 JP)	2,600	$45,642
	Ship Healthcare Holdings, Inc.	20,300	308,688
	Shizuoka Financial Group, Inc.	62,600	499,519
	Shizuoka Gas Co. Ltd.	11,000	73,783
	SHO-BOND Holdings Co. Ltd.	6,200	218,107
	Shoei Co. Ltd.	12,500	191,823
#	Shoei Foods Corp.	1,100	31,798
	Showa Sangyo Co. Ltd.	5,300	100,458
	SIGMAXYZ Holdings, Inc.	6,500	72,763
	Siix Corp.	10,000	73,209
*	Simplex Holdings, Inc.	7,900	128,116
	Sinanen Holdings Co. Ltd.	1,900	80,608
	Sinko Industries Ltd.	4,500	128,586
	Sintokogio Ltd.	10,000	65,497
	SK Kaken Co. Ltd.	1,300	75,988
	SK-Electronics Co. Ltd.	2,100	32,228
	SKY Perfect JSAT Holdings, Inc.	45,400	259,296
#	Skylark Holdings Co. Ltd.	41,800	647,409
#*	Smaregi, Inc.	1,500	28,305
	SMC Corp.	600	254,728
#	SMK Corp.	1,100	17,107
	SMS Co. Ltd.	17,006	190,645
#	Socionext, Inc.	23,200	431,917
	Soda Nikka Co. Ltd.	4,200	31,701
	Sodick Co. Ltd.	13,900	70,066
	Soft99 Corp.	3,800	36,441
	SoftBank Corp.	1,238,000	1,558,521
	SoftBank Group Corp.	36,600	2,182,037
	Softcreate Holdings Corp.	3,600	51,013
#	Software Service, Inc.	600	49,865
	Sohgo Security Services Co. Ltd.	66,200	460,270
	Soken Chemical & Engineering Co. Ltd.	2,200	45,948
	Solasto Corp.	16,700	53,381
	Soliton Systems KK	2,100	17,524
	Sompo Holdings, Inc.	78,800	1,689,399
	Sony Group Corp. (6758 JP)	368,000	6,475,885

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sotetsu Holdings, Inc.	12,842	$201,481
	Space Co. Ltd.	4,390	32,868
	Sparx Group Co. Ltd.	4,840	43,578
	SPK Corp.	2,200	29,385
#	S-Pool, Inc.	16,400	38,896
	Square Enix Holdings Co. Ltd.	5,200	203,094
	SRA Holdings	2,600	72,521
#*	SRE Holdings Corp.	1,500	37,370
	SRS Holdings Co. Ltd.	5,000	37,806
	St. Care Holding Corp.	2,700	13,110
	Stanley Electric Co. Ltd.	23,800	407,057
	Star Mica Holdings Co. Ltd.	8,800	36,846
	Star Micronics Co. Ltd.	10,000	128,092
	Startia Holdings, Inc.	2,000	25,427
	Starts Corp., Inc.	9,300	214,231
	Starzen Co. Ltd.	4,200	81,428
	Stella Chemifa Corp.	1,100	32,539
	Step Co. Ltd.	2,300	30,481
	STI Foods Holdings, Inc.	500	18,712
	Strike Co. Ltd.	2,200	53,496
#	Studio Alice Co. Ltd.	3,200	42,942
	Subaru Corp.	129,200	2,307,412
	Subaru Enterprise Co. Ltd.	2,000	41,762
	Sugi Holdings Co. Ltd.	18,200	310,732
	Sugimoto & Co. Ltd.	5,200	46,882
#	SUMCO Corp.	83,000	793,598
	Sumida Corp.	9,800	60,266
	Sumitomo Densetsu Co. Ltd.	4,100	131,677
	Sumitomo Electric Industries Ltd.	71,400	1,098,314
	Sumitomo Forestry Co. Ltd.	34,900	1,344,482
	Sumitomo Heavy Industries Ltd.	21,919	488,420
	Sumitomo Metal Mining Co. Ltd.	23,000	635,917
	Sumitomo Mitsui Construction Co. Ltd.	37,320	94,857
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	149,400	3,169,451
		Shares	Value»
JAPAN — (Continued)
#	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	11,351	$144,952
	Sumitomo Mitsui Trust Group, Inc.	42,000	921,073
	Sumitomo Realty & Development Co. Ltd.	28,200	836,517
	Sumitomo Riko Co. Ltd.	11,100	113,023
	Sumitomo Rubber Industries Ltd.	45,525	466,567
	Sumitomo Seika Chemicals Co. Ltd.	2,400	79,683
	Sumitomo Warehouse Co. Ltd.	14,500	253,716
	Sun Frontier Fudousan Co. Ltd.	8,800	104,473
	Sundrug Co. Ltd.	13,800	341,327
	Suntory Beverage & Food Ltd.	13,100	441,921
	Sun-Wa Technos Corp.	3,300	46,589
#	SUNWELS Co. Ltd.	1,900	22,418
	Suruga Bank Ltd.	34,600	246,431
#	Suzuden Corp.	2,300	26,858
	Suzuken Co. Ltd.	12,250	400,501
	Suzuki Co. Ltd.	4,100	50,537
	Suzuki Motor Corp.	126,400	1,254,309
	SWCC Corp.	8,300	291,074
	System Research Co. Ltd.	2,400	22,568
	System Support, Inc.	1,800	21,533
	Systems Engineering Consultants Co. Ltd.	500	13,321
	Systena Corp.	71,800	170,530
	Syuppin Co. Ltd.	3,700	25,443
	T Hasegawa Co. Ltd.	6,900	149,731
	T RAD Co. Ltd.	1,500	32,632
	T&D Holdings, Inc.	44,300	707,128
	Tachibana Eletech Co. Ltd.	4,880	80,549
	Tachikawa Corp.	2,800	24,136
	Tachi-S Co. Ltd.	9,100	105,063
	Tadano Ltd.	25,100	159,781
	Taihei Dengyo Kaisha Ltd.	2,500	84,066
	Taiho Kogyo Co. Ltd.	4,700	18,750
	Taikisha Ltd.	5,100	162,232
	Taiko Bank Ltd.	1,300	11,468
	Taisei Corp.	11,900	501,127

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taisei Lamick Co. Ltd.	1,500	$25,372
	Taiyo Holdings Co. Ltd.	10,200	269,261
	Taiyo Yuden Co. Ltd.	17,900	313,066
	Takamatsu Construction Group Co. Ltd.	3,700	71,675
#	Takamiya Co. Ltd.	11,977	34,678
	Takaoka Toko Co. Ltd.	3,000	38,238
	Takara & Co. Ltd.	3,000	52,674
	Takara Standard Co. Ltd.	10,400	112,950
	Takasago International Corp.	3,600	122,113
	Takasago Thermal Engineering Co. Ltd.	9,400	301,451
	Takashima & Co. Ltd.	2,400	18,932
	Takashimaya Co. Ltd.	67,600	535,227
	Take & Give Needs Co. Ltd.	3,900	22,320
	TAKEBISHI Corp.	2,200	29,958
	Takeuchi Manufacturing Co. Ltd.	8,400	261,774
	Taki Chemical Co. Ltd.	900	21,776
	Takuma Co. Ltd.	8,100	84,515
#	Tama Home Co. Ltd.	4,700	118,509
	Tamron Co. Ltd.	8,600	242,015
	Tamura Corp.	22,300	80,799
	Tanseisha Co. Ltd.	9,100	48,044
	TASUKI Holdings, Inc.	3,800	17,170
	Tayca Corp.	4,200	44,976
#	Tazmo Co. Ltd.	1,400	33,282
	TBS Holdings, Inc.	7,500	184,566
	TDC Soft, Inc.	7,600	61,408
	TDK Corp. (6762 JP)	243,000	2,856,536
	TechMatrix Corp.	8,400	121,925
	Techno Medica Co. Ltd.	900	10,654
	Techno Ryowa Ltd.	1,600	23,756
	Techno Smart Corp.	2,600	28,751
	TechnoPro Holdings, Inc.	23,900	426,576
	Tecnos Japan, Inc.	1,700	7,150
	Teikoku Electric Manufacturing Co. Ltd.	2,400	44,448
#	Teikoku Sen-I Co. Ltd.	4,600	83,900
		Shares	Value»
JAPAN — (Continued)
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	$28,285
	Tekken Corp.	3,300	51,626
	Tenma Corp.	4,400	84,167
#	Tenpos Holdings Co. Ltd.	600	12,665
	Tera Probe, Inc.	800	16,637
	Terasaki Electric Co. Ltd.	600	9,194
	Terumo Corp.	16,300	310,438
	Tess Holdings Co. Ltd.	10,300	18,920
#	T-Gaia Corp.	2,300	39,982
	THK Co. Ltd.	21,600	356,604
	Tigers Polymer Corp.	3,500	16,572
	TIS, Inc.	23,600	588,500
	TKC Corp.	5,700	147,813
	Toa Corp. (1885 JP)	21,800	140,339
#	Toa Corp. (6809 JP)	6,200	39,462
	TOA ROAD Corp.	12,000	99,010
	Toagosei Co. Ltd.	25,900	264,243
	TOBISHIMA HOLDINGS, Inc.	5,970	59,250
	Tobu Railway Co. Ltd.	18,400	297,755
	TOC Co. Ltd.	9,500	37,855
	Tocalo Co. Ltd.	13,600	158,202
	Tochigi Bank Ltd.	29,200	49,378
	Toda Corp.	64,100	387,975
	Toei Animation Co. Ltd.	5,900	134,001
	Toei Co. Ltd.	3,000	96,083
	Toell Co. Ltd.	1,900	9,610
	Toenec Corp.	15,500	96,474
	Toho Bank Ltd.	51,400	88,178
	Toho Co. Ltd. (8142 JP)	2,500	44,222
	Toho Co. Ltd. (9602 JP)	3,800	145,115
	Toho Gas Co. Ltd.	8,500	212,574
#	Toho Holdings Co. Ltd.	13,200	392,908
#	Toho Titanium Co. Ltd.	8,500	56,203
*	Toho Zinc Co. Ltd.	3,500	22,177
	Tohoku Bank Ltd.	1,800	12,494
	Tokai Carbon Co. Ltd.	49,300	278,271
	Tokai Corp.	4,900	69,802
	TOKAI Holdings Corp.	24,539	150,523
	Tokai Rika Co. Ltd.	14,300	202,180
	Tokai Tokyo Financial Holdings, Inc.	49,200	150,650
	Token Corp.	1,810	126,933

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	$4,275,115
	Tokushu Tokai Paper Co. Ltd.	2,300	56,518
	Tokyo Century Corp.	37,100	377,446
	Tokyo Electron Device Ltd.	5,400	119,507
	Tokyo Electron Ltd.	19,200	2,825,337
	Tokyo Energy & Systems, Inc.	4,500	33,327
	Tokyo Gas Co. Ltd.	19,800	488,523
	Tokyo Individualized Educational Institute, Inc.	3,700	9,702
	Tokyo Kiraboshi Financial Group, Inc.	6,422	172,748
	Tokyo Ohka Kogyo Co. Ltd.	13,200	303,795
	Tokyo Sangyo Co. Ltd.	6,600	29,859
	Tokyo Seimitsu Co. Ltd.	8,700	468,141
	Tokyo Steel Manufacturing Co. Ltd.	13,700	136,203
	Tokyo Tatemono Co. Ltd.	46,900	765,867
	Tokyu Construction Co. Ltd.	21,564	97,462
	Tokyu Corp.	27,700	341,497
	Tokyu Fudosan Holdings Corp.	151,043	942,569
	Toli Corp.	10,700	28,846
#	Tomato Bank Ltd.	1,400	10,124
	Tomoe Corp.	5,400	30,066
#	Tomoe Engineering Co. Ltd.	2,000	49,180
	Tomoku Co. Ltd.	3,500	53,015
	TOMONY Holdings, Inc.	46,900	121,438
	Tomy Co. Ltd.	21,600	570,214
	Tonami Holdings Co. Ltd.	1,300	49,969
	Topcon Corp.	22,000	223,339
	TOPPAN Holdings, Inc.	23,300	681,554
	Topre Corp.	11,300	130,166
	Topy Industries Ltd.	4,200	53,223
	Toray Industries, Inc.	127,700	694,441
	Torex Semiconductor Ltd.	1,600	16,055
		Shares	Value»
JAPAN — (Continued)
#	Toridoll Holdings Corp.	11,600	$298,182
	Torigoe Co. Ltd.	4,100	18,035
	Torii Pharmaceutical Co. Ltd.	3,700	100,093
	Torishima Pump Manufacturing Co. Ltd.	4,500	81,539
	Tosei Corp.	8,900	138,421
	Toshiba TEC Corp.	8,700	197,851
	Tosho Co. Ltd.	3,800	16,798
	Tosoh Corp.	3,600	44,732
	Totech Corp.	6,300	107,934
	Totetsu Kogyo Co. Ltd.	5,000	107,710
	TOTO Ltd.	10,599	295,710
#	Tottori Bank Ltd.	2,400	19,233
#	Toukei Computer Co. Ltd.	1,400	42,868
	Tow Co. Ltd.	9,200	19,277
	Towa Bank Ltd.	9,200	34,693
#	Towa Corp.	6,600	84,505
	Towa Pharmaceutical Co. Ltd.	7,500	153,701
	Toyo Construction Co. Ltd.	22,500	192,509
	Toyo Corp.	5,600	57,706
	Toyo Engineering Corp.	7,919	38,436
#	Toyo Gosei Co. Ltd.	1,400	65,267
	Toyo Kanetsu KK	2,200	64,242
	Toyo Machinery & Metal Co. Ltd.	4,900	19,484
	Toyo Securities Co. Ltd.	14,000	47,042
	Toyo Seikan Group Holdings Ltd.	23,700	353,794
	Toyo Suisan Kaisha Ltd.	5,700	334,840
	Toyo Tire Corp.	28,500	404,354
	Toyobo Co. Ltd.	24,100	153,641
	Toyoda Gosei Co. Ltd.	16,500	280,340
	Toyota Boshoku Corp.	20,800	277,664
	Toyota Industries Corp.	5,600	388,203
	TPR Co. Ltd.	5,900	88,817
#	Traders Holdings Co. Ltd.	4,900	25,764
	Trancom Co. Ltd.	2,100	141,777
	Transaction Co. Ltd.	3,200	51,797
*	Transaction Media Networks, Inc.	4,700	13,137

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Transcosmos, Inc.	4,363	$95,239
	TRE Holdings Corp.	20,400	239,258
	Treasure Factory Co. Ltd.	3,800	33,306
	Trend Micro, Inc. (4704 JP)	11,500	601,707
#	Trinity Industrial Corp.	1,700	10,651
	Trusco Nakayama Corp.	10,900	161,010
	TS Tech Co. Ltd.	21,900	247,645
	TSI Holdings Co. Ltd.	13,100	76,705
	Tsubaki Nakashima Co. Ltd.	11,229	50,585
	Tsubakimoto Chain Co.	22,284	280,579
#	Tsubakimoto Kogyo Co. Ltd.	3,600	44,493
	Tsugami Corp.	10,600	98,191
	Tsukishima Holdings Co. Ltd.	6,600	59,230
	Tsukuba Bank Ltd.	28,700	42,081
	Tsumura & Co.	11,582	378,549
	Tsuruha Holdings, Inc.	7,700	430,705
	Tsurumi Manufacturing Co. Ltd.	4,800	134,028
#	Tsutsumi Jewelry Co. Ltd.	2,200	30,502
	Tsuzuki Denki Co. Ltd.	1,700	27,700
	TV Asahi Holdings Corp.	6,600	85,903
	Tv Tokyo Holdings Corp.	2,500	55,974
	TYK Corp.	3,500	9,429
	UACJ Corp.	10,500	345,605
	Uchida Yoko Co. Ltd.	2,300	98,230
	Ueki Corp.	400	3,943
	ULS Group, Inc.	1,300	45,926
	Ulvac, Inc.	6,100	285,220
	U-Next Holdings Co. Ltd.	5,200	165,878
	Unicharm Corp.	11,900	383,715
	Unipres Corp.	10,600	77,047
	United Arrows Ltd.	5,900	84,058
#	United Super Markets Holdings, Inc.	15,400	84,330
*	Unitika Ltd.	18,800	35,952
	Urbanet Corp. Co. Ltd.	9,100	22,646
	User Local, Inc.	1,200	14,465
	Ushio, Inc.	24,900	342,774
	USS Co. Ltd.	50,000	418,739
	UT Group Co. Ltd.	7,400	125,560
		Shares	Value»
JAPAN — (Continued)
	V Technology Co. Ltd.	2,900	$45,491
	Valor Holdings Co. Ltd.	10,051	138,488
	Valqua Ltd.	4,100	87,960
#	Value HR Co. Ltd.	4,100	46,318
	ValueCommerce Co. Ltd.	5,100	36,368
	Vector, Inc.	6,200	38,555
	Vertex Corp.	6,180	82,120
	Vision, Inc.	8,200	56,398
#*	Visional, Inc.	5,100	272,896
	Vital KSK Holdings, Inc.	10,000	83,723
	VT Holdings Co. Ltd.	29,700	91,216
	Wacoal Holdings Corp.	10,700	333,127
	Wacom Co. Ltd.	25,500	117,551
	Wakachiku Construction Co. Ltd.	2,500	58,139
	Wakita & Co. Ltd.	10,600	109,258
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	60,615
	Waseda Academy Co. Ltd.	2,000	21,927
	Watahan & Co. Ltd.	3,100	32,796
	WATAMI Co. Ltd.	4,800	33,534
	WDB Holdings Co. Ltd.	1,900	21,317
	Weathernews, Inc.	1,300	51,245
	Welcia Holdings Co. Ltd.	21,660	270,401
#	Wellneo Sugar Co. Ltd.	2,200	32,139
	Wellnet Corp.	2,900	15,058
#	West Holdings Corp.	5,757	85,668
	Will Group, Inc.	6,500	41,727
*	WingArc1st, Inc.	5,200	110,774
	Workman Co. Ltd.	2,300	58,708
	World Co. Ltd.	7,700	96,660
	World Holdings Co. Ltd.	3,400	42,438
#*	W-Scope Corp.	2,800	6,503
	Xebio Holdings Co. Ltd.	6,900	52,157
	Yahagi Construction Co. Ltd.	9,100	89,852
	Yakult Honsha Co. Ltd.	8,098	175,978
	YAKUODO Holdings Co. Ltd.	3,000	41,725
	YAMABIKO Corp.	14,400	233,941

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	YAMADA Consulting Group Co. Ltd.	2,400	$33,019
	Yamada Holdings Co. Ltd.	87,091	250,081
	Yamae Group Holdings Co. Ltd.	4,000	51,105
	Yamagata Bank Ltd.	7,399	46,715
	Yamaguchi Financial Group, Inc.	46,300	453,361
	Yamaha Corp.	44,700	360,964
	Yamaha Motor Co. Ltd.	162,500	1,420,415
	Yamami Co.	500	12,111
	Yamanashi Chuo Bank Ltd.	7,300	77,836
	Yamatane Corp.	2,600	55,726
	Yamato Corp.	4,700	28,678
	Yamato Holdings Co. Ltd.	26,600	282,125
	Yamato Kogyo Co. Ltd.	7,500	358,235
	Yamaura Corp.	2,200	17,101
	Yamazaki Baking Co. Ltd.	24,900	505,685
	Yamazen Corp.	15,200	132,033
	Yaoko Co. Ltd.	4,900	297,860
	Yaskawa Electric Corp.	19,400	555,994
#	Yasuda Logistics Corp.	4,800	51,476
	YE DIGITAL Corp.	3,200	14,779
	Yellow Hat Ltd.	10,000	162,988
	Yodogawa Steel Works Ltd.	5,700	201,441
	Yokogawa Bridge Holdings Corp.	10,100	184,310
	Yokogawa Electric Corp.	14,500	321,491
	Yokohama Rubber Co. Ltd.	28,100	575,998
	Yokorei Co. Ltd.	12,100	73,187
	Yokowo Co. Ltd.	5,325	53,109
	Yondenko Corp.	8,100	67,469
	Yonex Co. Ltd.	13,900	173,932
	Yonkyu Co. Ltd.	800	10,916
	Yorozu Corp.	5,900	45,407
	Yoshinoya Holdings Co. Ltd.	10,685	217,603
#	Yotai Refractories Co. Ltd.	3,800	41,402
	Yuasa Trading Co. Ltd.	4,800	145,933
	Yukiguni Maitake Co. Ltd.	7,000	48,037
		Shares	Value»
JAPAN — (Continued)
	Yurtec Corp.	10,600	$102,359
	Yushin Precision Equipment Co. Ltd.	4,600	20,013
	Yushiro Chemical Industry Co. Ltd.	2,000	20,480
	Yutaka Giken Co. Ltd.	1,400	17,678
	Zacros Corp.	4,300	121,280
	Zaoh Co. Ltd.	800	12,761
	Zenitaka Corp.	600	13,271
	Zenkoku Hosho Co. Ltd.	10,300	372,177
	Zenrin Co. Ltd.	6,800	35,997
	Zensho Holdings Co. Ltd.	11,600	581,961
	Zeon Corp.	33,300	310,041
	ZERIA Pharmaceutical Co. Ltd.	5,900	90,082
	ZIGExN Co. Ltd.	15,100	56,936
#	Zojirushi Corp.	2,600	27,202
	ZOZO, Inc.	11,300	366,408
#	Zuiko Corp.	4,100	36,620
TOTAL JAPAN			352,697,877
NETHERLANDS — (4.0%)
	Aalberts NV	23,463	846,669
Ω	ABN AMRO Bank NV	75,889	1,254,118
	Acomo NV	5,752	108,939
*Ω	Adyen NV	686	1,047,974
	Aegon Ltd. (AEG US)	77,834	488,798
#	Aegon Ltd. (AGN NA)	236,073	1,490,050
	Akzo Nobel NV	18,709	1,193,900
#*Ω	Alfen NV	3,346	44,870
	Allfunds Group PLC	78,511	480,221
#	AMG Critical Materials NV	8,387	143,079
	Aperam SA	11,909	324,138
	Arcadis NV	18,005	1,246,735
	ASM International NV	4,632	2,587,005
	ASML Holding NV (ASML NA)	1,474	992,195
	ASML Holding NV (ASML US)	16,394	11,025,711
	ASR Nederland NV	41,587	1,971,182
*Ω	Basic-Fit NV	8,219	203,513
	BE Semiconductor Industries NV	11,377	1,211,037
#	Brunel International NV	4,722	45,685
	Coca-Cola Europacific Partners PLC	17,777	1,345,977
	Corbion NV	12,571	315,193
Ω	CTP NV	17,594	294,318
	Flow Traders Ltd.	7,627	174,507
	ForFarmers NV	11,164	39,842

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Fugro NV	30,142	$693,074
	HAL Trust	291	36,083
	IMCD NV	10,716	1,703,748
	ING Groep NV (INGA NA)	157,316	2,669,713
*	InPost SA	56,578	1,103,729
	JDE Peet's NV	10,551	238,204
#	Kendrion NV	3,940	46,541
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	3,810,669
	Koninklijke BAM Groep NV	83,795	386,748
	Koninklijke Heijmans NV, CVA	8,810	237,084
	Koninklijke KPN NV	921,987	3,604,663
*	Koninklijke Philips NV (PHG US)	53,720	1,407,462
*	Koninklijke Philips NV (PHIA NA)	8,213	216,074
	Koninklijke Vopak NV	17,972	828,486
	Nedap NV	1,486	89,022
	NN Group NV	54,367	2,668,998
#*	NX Filtration NV	1,334	7,185
	OCI NV	18,009	219,261
#*	Pharming Group NV	110,090	92,101
#	PostNL NV	75,595	90,921
	Prosus NV (PRX NA)	44,794	1,888,934
	Randstad NV	22,122	1,019,989
	SBM Offshore NV	41,301	756,004
*	SIF Holding NV	1,516	22,711
Ω	Signify NV	31,622	774,253
#	Sligro Food Group NV	4,988	62,254
	TKH Group NV, CVA	8,137	331,090
#*	TomTom NV	12,235	66,831
	Universal Music Group NV	37,662	947,808
	Van Lanschot Kempen NV, CVA	8,800	402,231
	Wolters Kluwer NV	39,187	6,586,691
TOTAL NETHERLANDS			61,884,218
NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	49,435	186,996
	Air New Zealand Ltd.	408,991	126,033
	Arvida Group Ltd.	129,335	131,416
	Auckland International Airport Ltd.	52,914	230,891
	Briscoe Group Ltd.	7,212	22,072
#	Chorus Ltd. (CNU NZ)	108,198	565,939
	Comvita Ltd.	3,438	2,348
	Contact Energy Ltd.	88,435	454,131
		Shares	Value»
NEW ZEALAND — (Continued)
	EBOS Group Ltd.	17,493	$381,410
	Fisher & Paykel Healthcare Corp. Ltd.	16,671	357,278
*	Fletcher Building Ltd. (FBU NZ)	194,825	346,427
	Fonterra Co-Operative Group Ltd.	23,363	68,783
	Freightways Group Ltd.	41,625	260,952
*	Gentrack Group Ltd.	5,468	32,689
	Hallenstein Glasson Holdings Ltd.	9,781	44,086
	Heartland Group Holdings Ltd.	210,577	127,899
	Infratil Ltd.	41,738	313,347
	Investore Property Ltd.	33,849	24,890
*	KMD Brands Ltd.	154,764	40,411
#	Mainfreight Ltd.	7,201	308,556
	Manawa Energy Ltd.	11,068	36,345
	Mercury NZ Ltd.	20,826	81,973
	Meridian Energy Ltd.	36,982	131,337
#	Napier Port Holdings Ltd.	14,915	20,264
	NZME Ltd. (NZM AU)	18,597	11,941
	NZX Ltd.	96,996	78,465
#*	Oceania Healthcare Ltd.	146,390	68,087
	Port of Tauranga Ltd.	20,843	74,054
*	Rakon Ltd.	16,547	7,030
#*	Restaurant Brands New Zealand Ltd.	9,175	18,722
*	Ryman Healthcare Ltd.	81,239	240,501
	Sanford Ltd.	10,430	23,685
	Scales Corp. Ltd.	27,860	66,690
*	Serko Ltd.	6,176	12,880
	Skellerup Holdings Ltd.	33,721	98,823
	SKY Network Television Ltd.	48,329	79,094
	Spark New Zealand Ltd.	145,740	252,857
	Summerset Group Holdings Ltd.	58,773	434,006
#	Tourism Holdings Ltd.	29,883	34,328
#	TOWER Ltd.	119,202	95,908
#	Turners Automotive Group Ltd.	13,136	35,455
	Vector Ltd.	17,959	41,124
*	Vista Group International Ltd.	21,101	36,201

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Warehouse Group Ltd.	33,331	$20,498
TOTAL NEW ZEALAND			6,026,822
NORWAY — (0.8%)
	2020 Bulkers Ltd.	3,297	39,518
	ABG Sundal Collier Holding ASA	87,249	54,461
	AF Gruppen ASA	5,957	71,195
*	Akastor ASA	34,023	39,914
	Aker BP ASA	32,308	691,316
	Aker Solutions ASA	38,218	181,092
*	AKVA Group ASA	848	4,584
*	Archer Ltd.	9,352	20,106
*	ArcticZymes Technologies ASA	2,840	4,575
	Arendals Fossekompani ASA	429	6,259
	Atea ASA	17,327	222,653
	Austevoll Seafood ASA	16,602	144,091
*Ω	AutoStore Holdings Ltd.	14,572	13,475
#*	Axactor ASA	31,466	10,612
	B2 Impact ASA	73,842	64,113
	Bakkafrost P	2,038	122,903
	Belships ASA	22,994	37,125
#*	Bluenord ASA	5,508	268,546
	Bonheur ASA	6,236	157,179
	Borr Drilling Ltd.	13,185	55,245
	Borregaard ASA	14,300	253,822
	Bouvet ASA	14,828	91,375
Ω	BW LPG Ltd.	28,568	368,447
*	Cadeler AS (CADLR NO)	11,820	79,414
*	Cadeler AS (CDLR US), ADR	519	13,956
#*	Cavendish Hydrogen ASA	1,940	2,016
*	Cloudberry Clean Energy ASA	56,428	62,097
*Ω	Crayon Group Holding ASA	2,929	29,010
	DNB Bank ASA	43,499	901,428
#*Ω	Elkem ASA	63,053	103,082
Ω	Elmera Group ASA	19,682	60,418
	Elopak ASA	15,668	63,727
*Ω	Entra ASA	6,404	68,366
	Equinor ASA	37,998	902,916
Ω	Europris ASA	34,170	210,845
#	Gjensidige Forsikring ASA	2,190	39,609
#	Grieg Seafood ASA	15,674	94,960
		Shares	Value»
NORWAY — (Continued)
*	Hexagon Composites ASA	19,122	$75,249
*	Hexagon Purus ASA	6,563	4,124
Ω	Kid ASA	7,527	103,592
	Kitron ASA	37,227	105,836
*	Kongsberg Automotive ASA	178,061	22,751
	Leroy Seafood Group ASA	25,247	116,351
*	LINK Mobility Group Holding ASA	47,902	115,217
	Magnora ASA	5,549	11,429
	Medistim ASA	2,115	30,746
#	Mowi ASA	15,031	259,135
Ω	Multiconsult ASA	3,394	59,149
#*	NEL ASA	97,037	37,540
	Norbit ASA	2,467	21,281
*	Nordic Semiconductor ASA	2,834	28,164
	Norsk Hydro ASA	75,751	470,213
Ω	Norske Skog ASA	21,066	43,377
#*	Northern Ocean Ltd.	28,873	19,346
	Odfjell Drilling Ltd.	31,663	145,860
	Odfjell Technology Ltd.	4,361	19,863
*	OKEA ASA	13,270	27,655
	Olav Thon Eiendomsselskap ASA	2,062	42,139
	Orkla ASA	11,398	105,301
	Panoro Energy ASA	22,447	54,487
	Pareto Bank ASA	9,248	54,537
	Pexip Holding ASA	9,642	37,507
*	PhotoCure ASA	1,701	8,025
	Protector Forsikring ASA	15,499	403,401
	Rana Gruber ASA	5,547	39,895
	Rogaland Sparebank	2,270	24,856
#	Salmar ASA	2,856	145,255
*	SATS ASA	20,392	39,968
*Ω	Scatec ASA	20,636	150,357
	Schibsted ASA (SCHA NO), Class A	3,839	129,735
	Schibsted ASA (SCHB NO), Class B	4,276	134,102
	Selvaag Bolig ASA	9,716	29,040
#*Ω	Shelf Drilling Ltd.	52,257	72,362
#	Solstad Maritime Holding AS	9,952	18,999
	Sparebank 1 Oestlandet	8,533	122,120
	SpareBank 1 Sor-Norge ASA	21,520	285,154
	Sparebanken More	6,733	54,365

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Stolt-Nielsen Ltd.	7,288	$208,291
	Storebrand ASA	76,471	872,020
	Subsea 7 SA	34,627	532,211
	Telenor ASA	26,683	327,983
	TGS ASA	36,264	329,026
#	TOMRA Systems ASA	10,628	152,797
	Var Energi ASA	36,827	116,148
	Veidekke ASA	22,947	262,150
	Wallenius Wilhelmsen ASA	15,242	151,541
	Wilh Wilhelmsen Holding ASA, Class A	3,431	127,752
	Yara International ASA	5,643	170,239
TOTAL NORWAY			12,473,091
PORTUGAL — (0.4%)
	Altri SGPS SA	17,850	96,529
	Banco Comercial Portugues SA, Class R	2,654,076	1,338,841
	Corticeira Amorim SGPS SA	7,403	67,598
	CTT-Correios de Portugal SA	18,086	84,147
	EDP Renovaveis SA	25,505	345,685
	EDP SA (EDP PL)	142,884	562,520
	Galp Energia SGPS SA	111,634	1,908,035
	Ibersol SGPS SA	6,294	50,272
	Jeronimo Martins SGPS SA	21,470	416,509
#	Mota-Engil SGPS SA	25,597	71,369
	Navigator Co. SA	43,542	167,955
	NOS SGPS SA	49,576	189,642
	REN - Redes Energeticas Nacionais SGPS SA	56,809	141,868
	Sonae SGPS SA	202,112	199,728
TOTAL PORTUGAL			5,640,698
SINGAPORE — (1.2%)
*	AEM Holdings Ltd.	49,766	48,520
*	Avarga Ltd.	33,400	5,082
	Aztech Global Ltd.	57,700	32,610
	Banyan Tree Holdings Ltd.	76,100	19,546
	Boustead Singapore Ltd.	83,034	64,631
	BRC Asia Ltd.	25,400	45,120
		Shares	Value»
SINGAPORE — (Continued)
	Bukit Sembawang Estates Ltd.	43,600	$119,324
	Capitaland India Trust	158,786	130,791
	CapitaLand Investment Ltd.	178,600	377,308
	Centurion Corp. Ltd.	37,000	23,583
	China Aviation Oil Singapore Corp. Ltd.	71,400	49,088
	China Sunsine Chemical Holdings Ltd.	101,000	34,877
	Chuan Hup Holdings Ltd.	81,300	10,796
	City Developments Ltd.	72,000	282,182
	Civmec Australia Ltd.	38,500	32,864
	ComfortDelGro Corp. Ltd.	290,300	321,980
*	COSCO Shipping International Singapore Co. Ltd.	312,900	32,538
	CSE Global Ltd.	85,432	27,691
	DBS Group Holdings Ltd.	110,064	3,191,283
	Delfi Ltd.	70,200	46,366
	DFI Retail Group Holdings Ltd.	51,900	123,160
	Dyna-Mac Holdings Ltd.	127,500	63,055
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	31,812
	First Resources Ltd.	125,500	138,205
	Food Empire Holdings Ltd.	42,400	32,693
	Fraser & Neave Ltd.	43,400	43,929
	Frasers Property Ltd.	72,300	48,408
#	Frencken Group Ltd.	94,100	81,784
*	Fu Yu Corp. Ltd.	102,100	10,212
*	Gallant Venture Ltd.	52,000	3,102
	Golden Agri-Resources Ltd.	1,364,100	299,420
	GuocoLand Ltd.	48,400	57,873
	Haw Par Corp. Ltd.	23,800	192,866
	Ho Bee Land Ltd.	39,400	57,920
	Hong Fok Corp. Ltd.	84,400	53,655
	Hong Leong Asia Ltd.	76,800	50,826
	Hong Leong Finance Ltd.	79,500	146,825
	Hongkong Land Holdings Ltd.	128,700	551,813

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hotel Grand Central Ltd.	29,489	$16,033
	Hour Glass Ltd.	49,200	57,983
	HRnetgroup Ltd.	22,900	11,750
	Hutchison Port Holdings Trust	1,065,900	166,975
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	164,073
	ISDN Holdings Ltd.	79,180	17,839
	Keppel Ltd.	93,900	452,077
	Mandarin Oriental International Ltd.	25,100	44,240
	Marco Polo Marine Ltd.	292,000	12,315
*	Mermaid Maritime PCL	81,000	9,245
	Metro Holdings Ltd.	98,700	35,558
	Micro-Mechanics Holdings Ltd.	10,500	13,543
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	24,940
	Netlink NBN Trust	291,200	196,908
*	Oceanus Group Ltd.	1,247,200	6,725
	Olam Group Ltd.	113,185	91,300
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,677,930
	Pan-United Corp. Ltd.	47,875	18,782
	Propnex Ltd.	43,800	25,870
	PSC Corp. Ltd.	88,400	22,456
	Q&M Dental Group Singapore Ltd.	53,640	11,886
	QAF Ltd.	44,382	28,058
	Riverstone Holdings Ltd.	96,800	66,274
	Samudera Shipping Line Ltd.	41,900	24,965
	SATS Ltd.	32,132	95,329
	SBS Transit Ltd.	11,800	22,072
*	Seatrium Ltd.	317,333	452,330
	Sheng Siong Group Ltd.	138,000	165,898
	SIA Engineering Co. Ltd.	20,500	37,475
	Sinarmas Land Ltd.	175,900	40,937
#	Singapore Airlines Ltd.	187,200	913,182
	Singapore Exchange Ltd.	108,000	925,451
	Singapore Land Group Ltd.	18,100	24,221
	Singapore Post Ltd.	348,700	143,151
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Telecommunications Ltd.	80,700	$190,390
	Stamford Land Corp. Ltd.	162,807	45,545
	StarHub Ltd.	129,600	116,886
	Straits Trading Co. Ltd.	34,997	38,008
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	147,028	27,619
	UMS Integration Ltd.	138,643	106,299
	United Overseas Bank Ltd.	92,970	2,260,011
	UOB-Kay Hian Holdings Ltd.	85,260	101,355
	UOL Group Ltd.	69,951	282,651
	Valuetronics Holdings Ltd.	117,650	55,524
	Venture Corp. Ltd.	36,800	369,097
	Vicom Ltd.	10,800	10,877
	Wilmar International Ltd.	157,800	380,892
	Wing Tai Holdings Ltd.	92,200	93,387
	Yangzijiang Shipbuilding Holdings Ltd.	602,100	1,169,757
TOTAL SINGAPORE			18,149,807
SPAIN — (3.1%)
	Acciona SA	6,672	856,219
	Acerinox SA	41,521	380,461
	ACS Actividades de Construccion y Servicios SA	39,690	1,903,351
Ω	Aedas Homes SA	1,349	38,515
Ω	Aena SME SA	6,959	1,542,254
	Alantra Partners SA	3,441	30,329
	Almirall SA	13,934	136,084
	Amadeus IT Group SA	34,707	2,516,024
	Atresmedia Corp. de Medios de Comunicacion SA	18,717	88,749
*	Audax Renovables SA	27,496	52,401
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	647,395	6,444,605

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	2,902	$28,817
	Banco de Sabadell SA	1,332,301	2,598,498
	Banco Santander SA (SAN SM)	707,292	3,455,398
	Bankinter SA	193,828	1,581,328
	CaixaBank SA	391,100	2,383,269
Ω	Cellnex Telecom SA	21,225	779,504
	CIE Automotive SA	10,511	282,048
	Construcciones y Auxiliar de Ferrocarriles SA	4,660	184,345
	Corp. ACCIONA Energias Renovables SA	5,691	117,813
*	Distribuidora Internacional de Alimentacion SA	2,593,317	35,329
	Ebro Foods SA	7,287	130,168
*	eDreams ODIGEO SA	2,748	19,394
	Elecnor SA	9,837	219,730
	Enagas SA	38,407	544,815
*	Ence Energia y Celulosa SA	24,550	76,789
	Endesa SA	29,283	631,958
	Ercros SA	25,202	99,525
	Faes Farma SA	64,528	247,835
	Ferrovial SE	20,777	833,841
	Fluidra SA	9,457	255,611
Ω	Gestamp Automocion SA	47,209	138,643
Ω	Global Dominion Access SA	20,282	57,503
#*	Grenergy Renovables SA	1,444	51,187
	Grupo Catalana Occidente SA	8,826	361,848
	Grupo Empresarial San Jose SA	5,655	27,946
	Iberdrola SA	145,631	2,163,281
	Iberpapel Gestion SA (IBG SM)	1,840	37,528
	Indra Sistemas SA	35,697	629,319
#	Industria de Diseno Textil SA	49,633	2,829,808
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,862	49,138
	Mapfre SA	245,861	702,821
		Shares	Value»
SPAIN — (Continued)
	Melia Hotels International SA	30,644	$228,089
	Naturgy Energy Group SA	9,755	242,888
Ω	Neinor Homes SA	7,095	116,451
#*	Obrascon Huarte Lain SA	101,127	30,410
*	Oryzon Genomics SA	4,693	8,395
	Pharma Mar SA	846	65,165
	Prim SA	748	7,989
*	Promotora de Informaciones SA, Class A	63,603	23,824
Ω	Prosegur Cash SA	79,580	46,526
	Realia Business SA	45,114	47,302
	Redeia Corp. SA	48,492	897,861
	Repsol SA (REP SM)	262,765	3,289,389
	Sacyr SA	110,223	367,044
*	Solaria Energia y Medio Ambiente SA	14,719	154,388
*Ω	Talgo SA	6,527	24,769
*	Tecnicas Reunidas SA	9,323	112,762
#	Telefonica SA (TEF SM)	909,913	4,269,904
	Telefonica SA (TEF US), Sponsored ADR	3,907	18,089
#	Tubacex SA	28,080	98,302
Ω	Unicaja Banco SA	333,084	418,720
	Vidrala SA	5,729	619,478
	Viscofan SA	7,615	509,264
TOTAL SPAIN			47,141,038
SWEDEN — (3.5%)
	AAK AB	14,527	417,022
Ω	AcadeMedia AB	30,532	187,814
	AddLife AB, Class B	19,715	250,537
	Addnode Group AB	22,472	225,457
	AddTech AB, Class B	20,999	584,638
	AFRY AB	19,425	292,277
	Alfa Laval AB	12,652	560,100
Ω	Alimak Group AB	10,793	123,717
	Alleima AB	54,322	331,947
	Alligo AB, Class B	4,954	58,633
Ω	Ambea AB	36,152	309,810
*	Annehem Fastigheter AB, Class B	17,398	29,798
	AQ Group AB	12,565	159,043
	Arise AB	5,327	20,462
	Arjo AB, Class B	60,239	198,686
	Assa Abloy AB, Class B	20,072	628,710

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB (ATCOA SS), Class A	116,779	$1,927,252
	Atlas Copco AB (ATCOB SS), Class B	68,658	998,267
	Atrium Ljungberg AB, Class B	5,609	112,520
Ω	Attendo AB	36,748	163,712
	Avanza Bank Holding AB	22,527	469,236
#	Axfood AB	9,517	212,483
	Beijer Alma AB	11,022	177,580
#	Beijer Ref AB	16,276	245,175
	Bergman & Beving AB	6,396	180,078
*	BHG Group AB	33,414	55,896
	Bilia AB, Class A	24,321	286,744
	Billerud Aktiebolag	41,382	367,435
	BioGaia AB, Class B	10,772	106,796
	Biotage AB	3,860	57,973
	Bjorn Borg AB	2,651	14,172
	Boliden AB	30,748	961,925
*	Bonava AB, Class B	63,006	55,053
Ω	Bravida Holding AB	35,681	264,888
	Bufab AB	6,041	216,763
	Bulten AB	2,966	19,302
	Bure Equity AB	16,196	580,076
	Byggmax Group AB	20,428	85,694
*	Camurus AB	4,463	250,973
*	Castellum AB	17,357	217,357
	Catella AB	11,852	33,383
	Catena AB	4,122	188,946
*	Cavotec SA	8,277	14,056
	Cellavision AB	2,034	44,472
#	Cibus Nordic Real Estate AB publ	7,386	119,271
#*	Cint Group AB	37,053	44,375
	Clas Ohlson AB, Class B	13,885	229,972
	Cloetta AB, Class B	56,897	143,035
Ω	Coor Service Management Holding AB	24,001	84,394
#	Corem Property Group AB (COREB SS), Class B	101,982	68,872
	Corem Property Group AB (CORED SS), Class D	1,093	25,802
	CTT Systems AB	2,078	47,089
	Dios Fastigheter AB	16,550	123,442
Ω	Dometic Group AB	54,716	297,131
*Ω	Dustin Group AB	24,241	17,236
		Shares	Value»
SWEDEN — (Continued)
	Eastnine AB	16,544	$71,103
	Elanders AB, Class B	6,374	58,228
*	Electrolux AB, Class B	24,833	208,415
	Electrolux Professional AB, Class B	43,782	301,828
	Elekta AB, Class B	72,699	437,945
*	Embracer Group AB	82,212	237,719
*	Enea AB	4,184	39,881
	Engcon AB	1,975	22,919
	Eolus Vind AB, Class B	6,430	28,236
	Ependion AB	3,216	31,200
	Epiroc AB (EPIA SS), Class A	31,870	622,430
	Epiroc AB (EPIB SS), Class B	18,860	324,902
	Essity AB (ESSITYA SS), Class A	1,561	43,883
	Essity AB (ESSITYB SS), Class B	33,173	937,427
	Ework Group AB	1,237	16,353
	Fabege AB	24,397	194,562
	Fagerhult Group AB	11,874	67,033
*	Fastighets AB Balder, Class B	33,385	259,720
*	Fastighets AB Trianon	3,168	6,613
*	Fastighetsbolaget Emilshus AB, Class B	753	3,137
#	FastPartner AB (FPARA SS), Class A	5,997	39,977
	Fenix Outdoor International AG	737	41,397
	Fortnox AB	58,550	357,463
	Getinge AB, Class B	18,759	331,859
	Granges AB	29,810	352,207
*Ω	Green Landscaping Group AB	2,230	16,289
#	H & M Hennes & Mauritz AB, Class B	28,987	432,118
	Hanza AB	7,620	49,696
	Heba Fastighets AB, Class B	8,941	27,515
	Hemnet Group AB	14,938	470,827
	Hexagon AB, Class B	49,508	462,856
*	Hexatronic Group AB	24,715	101,230
	Hexpol AB	43,926	417,694
	HMS Networks AB	5,325	198,130
*Ω	Hoist Finance AB	17,540	156,543

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Holmen AB (HOLMB SS), Class B	8,874	$350,683
	Hufvudstaden AB, Class A	10,574	124,974
*	Humana AB	8,769	31,282
	Husqvarna AB (HUSQA SS), Class A	4,789	30,965
	Husqvarna AB (HUSQB SS), Class B	39,040	252,130
	Indutrade AB	22,602	615,017
	Instalco AB	44,409	135,340
	INVISIO AB	4,923	124,483
	Inwido AB	18,346	332,990
	ITAB Shop Concept AB	8,681	21,168
	JM AB	18,087	306,529
*	John Mattson Fastighetsforetagen AB	1,783	11,006
	Kabe Group AB, Class B	753	22,574
*	Karnov Group AB	16,961	127,156
#*	K-fast Holding AB	19,701	40,570
*	Klarabo Sverige AB, Class B	5,677	11,042
	KNOW IT AB	5,488	69,140
	Lagercrantz Group AB, Class B	33,877	663,446
	Lifco AB, Class B	15,390	459,205
	Lime Technologies AB	2,519	77,631
	Lindab International AB	17,188	360,342
	Loomis AB	16,995	532,439
*	Medcap AB	2,322	118,700
	MEKO AB	10,564	142,077
	Micro Systemation AB, Class B	4,122	19,769
*	Midsona AB, Class B	14,238	12,705
*	Modern Times Group MTG AB, Class B	21,764	155,268
	Momentum Group AB	7,786	131,483
Ω	Munters Group AB	30,405	492,548
	Mycronic AB	11,325	441,192
	NCAB Group AB	31,367	193,418
	NCC AB, Class B	20,931	311,552
	Nederman Holding AB	4,601	97,938
*	Net Insight AB, Class B	65,449	48,499
	New Wave Group AB, Class B	22,744	241,748
		Shares	Value»
SWEDEN — (Continued)
	Nibe Industrier AB, Class B	20,134	$97,621
	Nilorngruppen AB, Class B	2,248	14,668
*	Nobia AB	129,060	60,628
	Nordic Paper Holding AB	12,685	59,053
	Nordic Waterproofing Holding AB	7,292	118,768
	Nordnet AB publ	17,294	359,849
*	Norion Bank AB	15,590	60,793
*	Norva24 Group AB	4,598	13,494
*	Note AB	4,162	53,574
	NP3 Fastigheter AB	6,024	140,485
	Nyfosa AB	26,052	263,549
	OEM International AB, Class B	15,928	186,173
#*	Orron Energy AB	45,835	30,757
	Pandox AB	18,988	330,170
	Peab AB, Class B	47,702	363,609
	Platzer Fastigheter Holding AB, Class B	8,730	73,871
	Prevas AB, Class B	1,295	13,471
	Proact IT Group AB	5,913	75,794
#	Probi AB	444	11,592
	Ratos AB, Class B	72,643	232,172
	RaySearch Laboratories AB	7,322	104,394
	Rejlers AB	2,814	40,287
	Rottneros AB	22,228	20,388
	Rvrc Holding AB	11,725	51,073
	Sagax AB (SAGAB SS), Class B	10,218	246,242
	Sandvik AB	53,575	1,054,548
	Scandi Standard AB	16,388	124,971
*Ω	Scandic Hotels Group AB	52,596	339,858
*	Sdiptech AB, Class B	6,125	138,308
	Sectra AB, Class B	19,906	530,167
	Securitas AB, Class B	48,114	566,007
*	Sedana Medical AB	11,084	12,232
*	Sensys Gatso Group AB	1,664	9,608
*Ω	Sinch AB	156,310	466,785
*	Sivers Semiconductors AB	39,076	14,337
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	1,269,991

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	$14,357
	Skanska AB, Class B	26,347	536,374
	SKF AB (SKFA SS), Class A	3,129	59,260
	SKF AB (SKFB SS), Class B	43,109	817,688
	SkiStar AB	10,262	158,034
	Softronic AB, Class B	5,133	11,369
	Solid Forsakring AB	2,863	23,147
	SSAB AB (SSABA SS), Class A	41,438	199,376
	SSAB AB (SSABAH FH), Class A	2,180	10,475
	SSAB AB (SSABB SS), Class B	150,743	711,080
	SSAB AB (SSABBH FH), Class B	12,326	58,356
*	Stendorren Fastigheter AB	1,726	32,217
*	Stillfront Group AB	110,450	76,829
	Storskogen Group AB, Class B	321,091	266,547
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	27,356
	Svenska Cellulosa AB SCA (SCAB SS), Class B	41,764	552,924
	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	535,180
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	19,942
	Sweco AB, Class B	31,801	537,570
	Swedbank AB, Class A	34,055	690,994
	Synsam AB	2,857	12,978
	Systemair AB	21,375	163,498
	Tele2 AB, Class B	92,510	970,728
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	3,755	31,503
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	255,503	2,142,165
		Shares	Value»
SWEDEN — (Continued)
#	Telia Co. AB	419,088	$1,218,846
	Tethys Oil AB	7,238	38,589
*	TF Bank AB	1,936	57,013
Ω	Thule Group AB	13,213	442,270
	Trelleborg AB, Class B	21,015	699,067
	Troax Group AB	7,157	145,440
#	Truecaller AB, Class B	44,708	200,076
	VBG Group AB, Class B	5,432	157,424
	Vitec Software Group AB, Class B	4,584	199,800
	Volati AB	3,118	28,888
	Volvo AB (VOLVA SS), Class A	23,046	604,703
	Volvo AB (VOLVB SS), Class B	159,032	4,142,277
#*	Volvo Car AB, Class B	130,278	281,494
#	Wallenstam AB, Class B	38,947	184,208
	Wihlborgs Fastigheter AB	30,534	320,969
	XANO Industri AB, Class B	1,406	8,917
TOTAL SWEDEN			53,303,036
SWITZERLAND — (5.7%)
	ABB Ltd.	82,855	4,604,343
	Accelleron Industries AG (ACLN SW)	23,788	1,275,456
	Adecco Group AG	43,532	1,361,755
	Alcon, Inc. (ALC SW)	6,173	567,007
	Alcon, Inc. (ALC US)	36,969	3,399,300
	Allreal Holding AG	4,218	750,506
	ALSO Holding AG	1,733	460,922
*	Aluflexpack AG	751	13,067
*	ams-OSRAM AG	22,532	218,406
	APG SGA SA	309	70,543
*	Arbonia AG	12,959	182,449
*	Aryzta AG	243,873	431,281
	Ascom Holding AG	7,386	41,133
	Autoneum Holding AG	1,039	139,219
	Baloise Holding AG	11,819	2,261,912
	Banque Cantonale de Geneve	572	169,182
	Banque Cantonale Vaudoise	6,683	665,941
*	Basilea Pharmaceutica Ag Allschwil	1,429	70,926
	Belimo Holding AG	1,263	836,652

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	588	$180,273
	Bellevue Group AG	2,601	44,164
	Berner Kantonalbank AG	1,225	330,181
	BKW AG	3,526	619,518
	Bossard Holding AG, Class A	1,540	370,016
	Bucher Industries AG	1,975	769,221
	Burckhardt Compression Holding AG	746	548,445
	Burkhalter Holding AG	1,011	103,871
	Bystronic AG	311	118,752
#	Calida Holding AG	94	2,834
	Carlo Gavazzi Holding AG	117	28,025
	Cembra Money Bank AG	8,151	734,025
*	Cicor Technologies Ltd.	650	39,469
	Cie Financiere Tradition SA	43	7,524
	Clariant AG	59,328	824,516
	Coltene Holding AG	985	60,943
	Comet Holding AG	1,210	401,432
	COSMO Pharmaceuticals NV	638	49,385
	CPH Group AG	316	25,469
	Daetwyler Holding AG	1,294	217,942
	DKSH Holding AG	9,959	711,472
	dormakaba Holding AG	633	482,683
	DSM-Firmenich AG	6,878	815,615
	EFG International AG	26,058	356,095
	Emmi AG	550	522,748
	EMS-Chemie Holding AG	185	142,276
#	Feintool International Holding AG	2,163	40,789
	Flughafen Zurich AG	5,515	1,300,120
	Forbo Holding AG	253	248,729
	Fundamenta Real Estate AG	2,077	38,199
Ω	Galenica AG	13,918	1,211,316
	Geberit AG	3,687	2,309,862
	Georg Fischer AG	19,911	1,444,738
	Givaudan SA	420	1,993,928
	Glarner Kantonalbank	403	9,936
	Gurit Holding AG, Class BR	778	17,087
	Helvetia Holding AG	10,494	1,772,553
		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	811	$77,290
	Huber & Suhner AG	4,435	419,756
	Hypothekarbank Lenzburg AG	14	65,454
	Implenia AG	2,557	90,380
	Inficon Holding AG	397	475,667
	Interroll Holding AG	137	360,280
	Intershop Holding AG	960	135,035
	Investis Holding SA	821	104,620
	IVF Hartmann Holding AG	71	11,743
	Julius Baer Group Ltd.	38,336	2,337,406
	Jungfraubahn Holding AG	1,339	255,146
	Kardex Holding AG	1,588	484,435
	Komax Holding AG	925	117,599
#*	Kudelski SA	5,386	8,788
	Kuehne & Nagel International AG	5,313	1,326,331
	Landis & Gyr Group AG	6,063	488,404
	LEM Holding SA	109	145,325
	Liechtensteinische Landesbank AG	3,467	283,053
#	Logitech International SA (LOGI US)	3,267	266,914
	Logitech International SA (LOGN SW)	9,289	760,600
	Luzerner Kantonalbank AG	5,013	370,467
Ω	Medacta Group SA	630	83,785
Ω	Medmix AG	2,776	31,862
	Meier Tobler Group AG	1,442	47,786
	Metall Zug AG, Class B	50	69,824
	Mikron Holding AG	3,174	55,119
	Mobilezone Holding AG	10,259	163,673
	Mobimo Holding AG	1,960	607,349
*Ω	Montana Aerospace AG	1,256	22,184
	Naturenergie Holding AG	1,358	56,775
	Novavest Real Estate AG	464	18,322
	OC Oerlikon Corp. AG Pfaffikon	40,937	187,444
	Orell Fuessli AG	122	10,883
	Orior AG	1,837	91,305
	Partners Group Holding AG	2,198	3,024,071

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Phoenix Mecano AG	183	$93,517
	Plazza AG, Class A	201	76,087
*Ω	PolyPeptide Group AG	3,309	110,396
	PSP Swiss Property AG	7,189	1,020,909
	Rieter Holding AG	774	81,942
	Romande Energie Holding SA	1,298	69,585
*	Santhera Pharmaceuticals Holding AG	951	9,561
	Schindler Holding AG	2,655	756,920
	Schweiter Technologies AG	248	113,263
	SFS Group AG	4,562	652,771
	SGS SA	16,690	1,766,916
	SIG Group AG	58,261	1,257,282
	Sika AG	3,907	1,088,166
	SKAN Group AG	258	23,079
	Softwareone Holding AG	7,770	70,208
	Sonova Holding AG	4,313	1,578,288
	St. Galler Kantonalbank AG	842	410,583
	Stadler Rail AG	10,785	308,144
	Straumann Holding AG	3,451	454,978
	Sulzer AG	5,190	800,110
	Swatch Group AG (UHR SW)	3,656	750,222
	Swatch Group AG (UHRN SW)	8,060	326,568
	Swiss Life Holding AG	3,161	2,574,001
	Swiss Prime Site AG	18,534	2,010,599
	Swiss Re AG	38,965	4,975,336
	Swisscom AG	4,861	2,961,715
	Swissquote Group Holding SA	2,882	980,370
	Temenos AG	10,218	707,751
	Thurgauer Kantonalbank	103	14,908
	TX Group AG	707	121,357
	u-blox Holding AG	1,562	119,540
#*	UBS Group AG (UBS US)	126,593	3,883,869
	UBS Group AG (UBSG SW)	15,912	486,716
	Valiant Holding AG	4,404	513,269
	Varia U.S. Properties AG	255	9,521
Ω	VAT Group AG	2,260	941,050
		Shares	Value»
SWITZERLAND — (Continued)
	Vaudoise Assurances Holding SA	263	$140,233
	Vetropack Holding AG	3,434	113,840
	Vontobel Holding AG	7,638	497,247
	VP Bank AG, Class A	873	73,678
	VZ Holding AG	3,197	515,884
*	V-ZUG Holding AG	608	38,157
	Walliser Kantonalbank	547	71,564
	Warteck Invest AG	28	56,131
	Ypsomed Holding AG	528	234,189
	Zehnder Group AG	2,871	160,331
	Zug Estates Holding AG, Class B	72	157,958
	Zuger Kantonalbank	31	295,454
	Zurich Insurance Group AG	6,930	4,085,961
TOTAL SWITZERLAND			88,029,350
UNITED KINGDOM — (10.8%)
	3i Group PLC	105,672	4,333,368
	4imprint Group PLC	6,532	430,267
	abrdn PLC	399,964	681,402
*	Accesso Technology Group PLC	4,676	30,877
*	Accsys Technologies PLC	400	249
	Admiral Group PLC	30,183	998,772
	Advanced Medical Solutions Group PLC	34,292	100,743
	AG Barr PLC	15,668	126,096
Ω	Airtel Africa PLC	251,550	330,562
	AJ Bell PLC	77,920	447,566
Ω	Alfa Financial Software Holdings PLC	31,920	88,000
*	Alliance Pharma PLC	86,713	50,303
	Antofagasta PLC	23,597	527,076
*	AO World PLC	9,260	12,931
	Ashmore Group PLC	80,781	220,936
	Ashtead Group PLC	41,990	3,141,174
	Ashtead Technology Holdings PLC	15,389	109,218
*	ASOS PLC	14,099	64,705
	Associated British Foods PLC	24,575	706,328
#*Ω	Aston Martin Lagonda Global Holdings PLC	27,767	40,961
	Atalaya Mining PLC	16,920	80,089
*	Auction Technology Group PLC	9,177	53,293

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Auto Trader Group PLC	121,517	$1,312,079
	Aviva PLC	170,832	1,001,127
	Avon Technologies PLC	5,053	80,126
	B&M European Value Retail SA	184,370	922,402
Ω	Bakkavor Group PLC	44,106	85,522
	Balfour Beatty PLC	134,293	767,519
	Bank of Georgia Group PLC	11,050	594,134
	Barclays PLC (BARC LN)	464,084	1,422,651
	Barclays PLC (BCS US), Sponsored ADR	175,307	2,175,560
	Barratt Redrow PLC	345,117	1,988,422
	Beazley PLC	106,801	1,041,125
	Begbies Traynor Group PLC	24,378	29,075
	Bellway PLC	33,644	1,228,637
	Berkeley Group Holdings PLC	15,413	879,529
	Bloomsbury Publishing PLC	22,292	194,827
	Bodycote PLC	39,651	281,643
#*	boohoo Group PLC	137,849	52,464
	Braemar PLC	6,415	19,809
Ω	Bridgepoint Group PLC	8,238	33,325
	Britvic PLC	68,771	1,134,770
	Brooks Macdonald Group PLC	872	18,942
	BT Group PLC	1,298,666	2,318,883
	Bunzl PLC	17,110	753,260
	Burberry Group PLC	42,847	435,535
	Burford Capital Ltd.	41,314	556,240
	Bytes Technology Group PLC (BYIT LN)	58,387	340,017
	Capital Ltd.	29,183	32,602
	Card Factory PLC	89,847	97,665
*	Carnival PLC (CCL LN)	3,859	77,065
	Carr's Group PLC	11,923	16,706
	Castings PLC	2,310	8,091
	Centamin PLC	407,242	835,491
	Central Asia Metals PLC	37,299	84,228
	Centrica PLC	1,507,752	2,282,405
	Chesnara PLC	38,283	124,604
	Clarkson PLC	3,948	179,615
*	Close Brothers Group PLC	42,325	124,702
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	CMC Markets PLC	18,203	$71,757
	Coats Group PLC	283,002	347,296
	Coca-Cola HBC AG	17,810	623,227
	Compass Group PLC	74,184	2,409,224
	Computacenter PLC	18,671	525,370
Ω	ConvaTec Group PLC	156,523	431,758
	Costain Group PLC	44,921	60,625
	Cranswick PLC	10,939	716,612
	Crest Nicholson Holdings PLC	74,562	162,640
	Croda International PLC	5,920	284,053
*	Currys PLC	290,256	309,119
	CVS Group PLC	12,156	149,156
*	De La Rue PLC	40,438	51,452
	DFS Furniture PLC	65,854	111,795
	Diploma PLC	15,330	842,747
	Direct Line Insurance Group PLC	324,220	685,569
	DiscoverIE Group PLC	8,978	76,674
	Domino's Pizza Group PLC	64,091	248,776
	dotdigital group PLC	13,520	15,546
	Dowlais Group PLC	244,673	154,874
	Dr. Martens PLC	41,731	29,416
	Drax Group PLC	119,759	964,666
	DS Smith PLC	290,510	2,042,475
	Dunelm Group PLC	26,789	383,875
*	EKF Diagnostics Holdings PLC	13,523	4,879
	Elementis PLC	108,723	187,711
	Essentra PLC	53,346	102,316
	Experian PLC	75,309	3,675,516
	FDM Group Holdings PLC	19,916	90,751
	Firstgroup PLC	198,102	341,097
	Foresight Group Holdings Ltd.	12,124	72,642
Ω	Forterra PLC	37,307	92,419
	Foxtons Group PLC	72,752	55,211
*	Frasers Group PLC	34,478	340,974
	Fresnillo PLC	31,468	299,440
*Ω	Funding Circle Holdings PLC	52,528	88,597
	Future PLC	17,640	199,728
	Galliford Try Holdings PLC	20,096	100,495
	Games Workshop Group PLC	8,242	1,274,034
	Gamma Communications PLC	10,673	218,053
	GB Group PLC	63,460	278,296
	Genuit Group PLC	50,156	303,246

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Gooch & Housego PLC	5,339	$32,850
	Grafton Group PLC, CDI	46,628	603,107
	Grainger PLC	169,694	498,610
*	Greencore Group PLC	106,578	286,622
	Greggs PLC	28,162	998,464
*	Gulf Marine Services PLC	47,365	10,559
*Ω	Gym Group PLC	42,913	85,313
	H&T Group PLC	5,751	27,457
	Haleon PLC (HLN LN)	275,775	1,325,393
	Halfords Group PLC	61,392	132,245
	Halma PLC	14,515	463,692
	Harbour Energy PLC	139,179	495,210
	Hargreaves Lansdown PLC	68,605	962,791
	Harworth Group PLC	29,008	66,480
	Hays PLC	319,053	318,128
	Headlam Group PLC	17,304	29,193
	Helical PLC	31,554	81,219
*	Helios Towers PLC	119,963	163,632
	Henry Boot PLC	23,100	67,849
	Hill & Smith PLC	11,986	313,493
	Hilton Food Group PLC	16,339	189,548
	Hiscox Ltd.	61,121	849,837
*	Hochschild Mining PLC	60,062	177,396
	Hollywood Bowl Group PLC	44,958	189,010
*Ω	Hostelworld Group PLC	14,765	24,215
	Howden Joinery Group PLC	156,022	1,697,536
	HSBC Holdings PLC (HSBA LN)	120,743	1,108,182
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	149,245	6,884,672
	Hunting PLC	37,563	145,122
Ω	Ibstock PLC	66,148	171,337
	IDOX PLC	36,520	28,225
	IG Group Holdings PLC	82,469	954,219
	IMI PLC	58,131	1,238,154
	Impax Asset Management Group PLC	16,741	76,058
	Inchcape PLC	102,618	949,133
*	Indivior PLC	32,266	286,202
	Informa PLC	99,345	1,037,846
		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	52,849	$249,554
	InterContinental Hotels Group PLC (IHG LN)	4,909	541,448
#	InterContinental Hotels Group PLC (IHG US), ADR	6,252	696,765
	Intermediate Capital Group PLC	34,523	917,092
*	International Distribution Services PLC	179,300	780,212
	International Personal Finance PLC	63,898	109,806
	International Workplace Group PLC	173,461	358,502
	Intertek Group PLC	26,171	1,571,085
	Investec PLC	129,321	995,690
	iomart Group PLC	19,352	21,529
*	IP Group PLC	270,619	160,828
#*	IQE PLC	161,132	24,801
	ITV PLC	562,000	535,198
	J Sainsbury PLC	338,960	1,166,970
*	James Fisher & Sons PLC	11,386	49,903
	James Halstead PLC	43,065	108,260
	JD Sports Fashion PLC	435,170	697,789
*	John Wood Group PLC	158,316	258,698
	Johnson Matthey PLC	30,403	585,035
	Johnson Service Group PLC	108,229	208,511
	Jupiter Fund Management PLC	134,713	140,364
*Ω	Just Eat Takeaway.com NV (JET LN)	19,510	222,960
	Just Group PLC	269,908	465,591
	Kainos Group PLC	14,997	145,260
	Keller Group PLC	20,496	429,590
	Kier Group PLC	108,444	200,641
	Kingfisher PLC	403,320	1,525,277
	Kitwave Group PLC	12,461	51,015
	Knights Group Holdings PLC	7,775	12,488
	Lancashire Holdings Ltd.	50,175	407,054
	Learning Technologies Group PLC	24,752	28,831

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Legal & General Group PLC	478,679	$1,342,639
*	Liberty Global PLC, Class C	2	41
	Liontrust Asset Management PLC	12,952	81,243
	Lloyds Banking Group PLC (LLOY LN)	3,143,632	2,157,790
#	Lloyds Banking Group PLC (LYG US), ADR	205,737	565,777
	London Investment Group PLC	4,016	19,794
	London Stock Exchange Group PLC	10,164	1,377,623
	LSL Property Services PLC	22,137	86,133
Ω	Luceco PLC	10,473	17,895
	M&C Saatchi PLC	127	337
	M&G PLC	394,366	987,985
	Macfarlane Group PLC	21,157	30,518
	Man Group PLC	316,243	809,327
	Marks & Spencer Group PLC	559,826	2,716,216
	Marshalls PLC	44,798	195,850
*	McBride PLC	39,844	56,903
	Me Group International PLC	60,797	166,787
	Mears Group PLC	24,505	107,482
#*	Metro Bank Holdings PLC	28,971	29,259
	Midwich Group PLC	5,962	21,778
	MJ Gleeson PLC	9,573	74,881
*	Mobico Group PLC	119,039	106,494
	Mondi PLC	58,658	949,868
	MONY Group PLC	120,942	292,903
*	Moonpig Group PLC	44,938	145,319
	Morgan Advanced Materials PLC	61,398	190,448
	Morgan Sindall Group PLC	12,214	590,095
	Mortgage Advice Bureau Holdings Ltd.	2,909	29,640
	Mountview Estates PLC	2	234
	MP Evans Group PLC	2,282	27,137
*	N Brown Group PLC	49,125	24,847
	National Grid PLC (NG LN)	11,797	148,126
		Shares	Value»
UNITED KINGDOM — (Continued)
	National Grid PLC (NGG US), Sponsored ADR	18,410	$1,170,724
	NatWest Group PLC (NWG LN)	354,458	1,679,511
	NatWest Group PLC (NWG US), Sponsored ADR	83,259	795,956
	NCC Group PLC	57,605	114,628
	Next 15 Group PLC	19,039	98,964
	Next PLC	10,162	1,285,641
*	Nexxen International Ltd. (NEXN LN)	1,896	7,423
*	Nexxen International Ltd. (NEXN US), ADR	1,480	11,692
	Ninety One PLC	76,396	163,547
	Norcros PLC	20,097	70,926
*	Ocado Group PLC	54,381	244,942
Ω	On the Beach Group PLC	23,948	44,722
	OSB Group PLC	96,574	437,150
	Oxford Instruments PLC	8,305	232,162
*	Oxford Nanopore Technologies PLC	18,419	32,101
	Pagegroup PLC	84,717	390,708
	Paragon Banking Group PLC	68,444	601,424
	PayPoint PLC	2,921	28,976
	Pearson PLC (PSO US), Sponsored ADR	33,717	492,268
	Pearson PLC (PSON LN)	64,785	951,324
	Pennon Group PLC	36,286	254,419
	Persimmon PLC	58,869	1,115,643
	Pets at Home Group PLC	91,835	350,512
	Pharos Energy PLC	70,803	19,889
	Phoenix Group Holdings PLC	80,490	511,325
*	Phoenix Spree Deutschland Ltd.	6,073	14,236
	Pinewood Technologies Group PLC	14,060	60,133
	Plus500 Ltd.	23,923	721,539
	Polar Capital Holdings PLC	16,061	98,769
	Porvair PLC	6,060	52,467
	PPHE Hotel Group Ltd.	2,964	47,927
	Premier Foods PLC	243,135	588,413

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Prudential PLC (PRU LN)	25,140	$209,287
	Prudential PLC (PUK US), ADR	46,291	767,505
*	PureTech Health PLC (PRTC LN)	33,238	65,608
	PZ Cussons PLC	43,309	45,188
Ω	Quilter PLC	297,906	554,090
	Rathbones Group PLC	8,424	181,101
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	151,723	181,344
	Record PLC	26,576	21,026
#	RELX PLC (RELX US), Sponsored ADR	68,575	3,169,520
	RELX PLC (REN NA)	22,194	1,025,449
	Renew Holdings PLC	13,913	196,255
	Renewi PLC	18,912	148,155
	Renishaw PLC	675	27,336
*	Renold PLC	42,813	28,301
	Rentokil Initial PLC	101,792	510,565
	RHI Magnesita NV	3,038	125,795
	Ricardo PLC	6,544	35,265
	Rightmove PLC	187,101	1,424,692
	Rio Tinto PLC (RIO LN)	30,742	1,986,794
	Rio Tinto PLC (RIO US), Sponsored ADR	45,900	2,978,451
	Robert Walters PLC	14,298	68,944
*	Rockhopper Exploration PLC	117,661	19,865
	Rotork PLC	125,868	488,445
	RS Group PLC	57,181	512,645
	RWS Holdings PLC	51,408	98,283
	S&U PLC	1,297	28,069
#*	S4 Capital PLC	33,714	16,216
Ω	Sabre Insurance Group PLC	29,207	51,315
*	Saga PLC	26,877	38,862
	Sage Group PLC	50,906	636,212
*††	Savannah Energy PLC	40,848	5,794
	Savills PLC	32,429	449,479
	Schroders PLC	95,897	424,904
	Secure Trust Bank PLC	2,756	20,162
	Senior PLC	65,958	111,715
	Severfield PLC	80,969	89,479
	Severn Trent PLC	29,391	972,319
*	SIG PLC	196,538	58,201
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sirius Real Estate Ltd.	64,241	$74,396
	Smith & Nephew PLC (SN LN)	16,919	210,351
#	Smith & Nephew PLC (SNN US), Sponsored ADR	9,939	249,369
	Smiths Group PLC	29,601	584,112
	Smiths News PLC	21,046	15,436
	Softcat PLC	32,923	721,793
*	SolGold PLC	232,098	25,019
	Spectris PLC	10,079	328,162
	Speedy Hire PLC	139,589	59,503
	Spirax Group PLC	3,305	275,870
*	Spirent Communications PLC	86,201	186,429
	SSE PLC	54,699	1,242,947
	SSP Group PLC	175,827	365,214
	St. James's Place PLC	56,895	596,863
	Standard Chartered PLC	221,197	2,565,086
	SThree PLC	31,927	145,379
	Strix Group PLC	42,390	33,964
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	15,428
*	Synthomer PLC	24,718	57,149
	Tate & Lyle PLC	64,480	622,254
	Tatton Asset Management PLC	6,940	61,160
	Taylor Wimpey PLC	705,889	1,334,611
	TBC Bank Group PLC	9,943	352,596
	Team Internet Group PLC	20,844	35,095
	Telecom Plus PLC	16,298	352,908
	Tesco PLC	602,611	2,660,933
*	THG PLC	168,226	101,477
Ω	TI Fluid Systems PLC	137,200	301,755
	Topps Tiles PLC	31,329	17,078
	TP ICAP Group PLC	206,004	599,210
*Ω	Trainline PLC	14,901	74,038
	Travis Perkins PLC	59,847	623,165
	Treatt PLC	2,894	18,774
	Trifast PLC	11,101	11,800
	TT Electronics PLC	65,063	66,584
	Ultimate Products PLC	9,149	16,738
	Unilever PLC (UL US), Sponsored ADR	109,688	6,681,096

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	United Utilities Group PLC	74,450	$982,550
	Vanquis Banking Group PLC	62,452	36,381
	Vertu Motors PLC	95,932	83,630
	Vesuvius PLC	49,968	229,731
	Victrex PLC	7,788	85,591
*	Videndum PLC	10,334	37,556
*	Vistry Group PLC	99,010	1,163,543
	Vodafone Group PLC (VOD LN)	1,804,660	1,678,182
	Volex PLC	16,976	71,591
	Volution Group PLC	29,044	216,720
	Vp PLC	2,866	21,727
*Ω	Watches of Switzerland Group PLC	52,069	273,731
*	Watkin Jones PLC	35,437	11,896
	Weir Group PLC	24,209	651,950
	WH Smith PLC	30,427	518,388
	Whitbread PLC	24,511	953,647
	Wickes Group PLC	58,784	121,766
	Wilmington PLC	1,608	8,267
*	Wise PLC, Class A	15,944	145,428
	WPP PLC (WPP LN)	40,386	424,494
	WPP PLC (WPP US), Sponsored ADR	11,629	610,406
*	Xaar PLC	15,586	17,228
	XPS Pensions Group PLC	14,341	66,768
	Zigup PLC	82,095	374,339
	Zotefoams PLC	3,726	17,294
TOTAL UNITED KINGDOM			166,466,178
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	12,232	79,022
	Newmont Corp., CDI	586	27,163
	Smurfit WestRock PLC	26,966	1,388,749
TOTAL UNITED STATES			1,494,934
TOTAL COMMON STOCKS			1,481,919,735
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.912%	5,996	441,228
#Ω	Dr. Ing hc F Porsche AG, 3.574%	4,622	325,206
		Shares	Value»

GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA, 4.050%	2,387	$116,074
	Einhell Germany AG, 1.469%	1,347	97,255
	FUCHS SE, 2.601%	18,421	859,744
	Henkel AG & Co. KGaA, 2.328%	13,074	1,132,116
	Jungheinrich AG, 2.998%	13,726	375,714
	Porsche Automobil Holding SE, 6.732%	24,818	1,031,021
	Sixt SE, 6.877%	4,703	294,081
	STO SE & Co. KGaA, 4.132%	686	90,998
	Volkswagen AG, 10.228%	22,832	2,216,137
TOTAL GERMANY			6,979,574
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	10,916	97
*	Galan Lithium Ltd. Warrants 07/24/2025	1,931	0
*	Panoramic Resources Ltd. Warrants	59,762	275
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	10,550	264
TOTAL AUSTRALIA			636
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
ITALY — (0.0%)
*	Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	209,979	0
*	Reply SpA Rights 11/28/2024	4,000	0
*	Sesa SpA Rights 11/28/2024	1,573	0

International Social Core Equity Portfolio
CONTINUED
	Shares	Value»

ITALY — (Continued)
#* Webuild SpA Warrants 08/02/2030	1,055	$0
TOTAL RIGHTS/WARRANTS		636
TOTAL INVESTMENT SECURITIES (Cost $1,144,212,867)		1,488,899,945

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	4,012,890	$46,413,085
TOTAL INVESTMENTS — (100.0%)
(Cost $1,190,625,300)			$1,535,313,030
As of October 31, 2024, the value of Rule 144A securities amounted to $34,779,012 or 2.3% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$21,226	$94,964,575	$6,257	$94,992,058
Austria	—	9,285,724	—	9,285,724
Belgium	371,714	15,927,052	—	16,298,766
Canada	173,943,001	3,896	—	173,946,897
China	—	38,557	—	38,557
Denmark	662,153	27,410,532	—	28,072,685
Finland	467,807	26,091,952	—	26,559,759
France	1,100,689	107,770,832	—	108,871,521
Gabon	—	20,871	—	20,871
Germany	3,122,529	110,194,073	—	113,316,602
Hong Kong	—	25,304,665	2,319	25,306,984
Ireland	—	8,294,691	—	8,294,691
Israel	585,754	13,763,247	—	14,349,001
Italy	344,545	48,914,025	—	49,258,570
Japan	801,556	351,896,321	—	352,697,877
Netherlands	12,921,971	48,962,247	—	61,884,218
New Zealand	—	6,026,822	—	6,026,822
Norway	69,201	12,403,890	—	12,473,091
Portugal	—	5,640,698	—	5,640,698
Singapore	—	18,149,807	—	18,149,807
Spain	46,906	47,094,132	—	47,141,038
Sweden	—	53,303,036	—	53,303,036
Switzerland	7,550,083	80,479,267	—	88,029,350
United Kingdom	27,249,761	139,210,623	5,794	166,466,178
United States	1,388,749	106,185	—	1,494,934
Preferred Stocks
Germany	—	6,979,574	—	6,979,574
Rights/Warrants
Australia	—	97	539	636
Securities Lending Collateral	—	46,413,085	—	46,413,085
Total Investments in Securities	$230,647,645	$1,304,650,476	$14,909˂˃	$1,535,313,030

International Social Core Equity Portfolio
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (2.5%)
	AES Brasil Energia SA	60,955	$85,514
	Allied Tecnologia SA	36,037	47,315
	Allos SA	69,200	264,786
	Alupar Investimento SA	59,854	303,779
*	Anima Holding SA	123,723	54,575
	Armac Locacao Logistica E Servicos SA	12,200	15,765
*	Atacadao SA	178,901	231,792
	Auren Energia SA	73,712	130,697
	Azzas 2154 SA	41,983	299,500
	B3 SA - Brasil Bolsa Balcao	448,822	824,524
	Banco Bradesco SA (BBDC3 BZ)	149,904	330,360
	Banco BTG Pactual SA	80,730	454,140
	Banco do Brasil SA	355,228	1,617,941
	Banco Santander Brasil SA	54,473	256,304
	BB Seguridade Participacoes SA	111,644	661,842
	Bemobi Mobile Tech SA	29,600	78,955
	Boa Safra Sementes SA	19,176	41,298
*	BRF SA	174,227	790,530
	Brisanet Participacoes SA	71,878	38,544
*	C&A Modas SA	53,100	119,686
	Caixa Seguridade Participacoes SA	23,498	58,533
	Camil Alimentos SA	72,423	98,971
	CCR SA	234,983	497,940
	Centrais Eletricas Brasileiras SA	159,201	1,045,661
*	Cia Brasileira de Aluminio	45,933	46,244
*	Cia Brasileira de Distribuicao	67,777	35,173
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	48,336	769,911
	Cia de Saneamento de Minas Gerais Copasa MG	81,421	324,647
		Shares	Value»
BRAZIL — (Continued)
	Cia De Sanena Do Parana (SAPR11 BZ)	111,509	$520,809
	Cia De Sanena Do Parana (SAPR3 BZ)	56,200	50,067
	Cia Energetica de Minas Gerais (CMIG3 BZ)	83,391	209,311
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	136,245	205,278
	Cia Siderurgica Nacional SA (CSNA3 BZ)	198,667	404,489
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	172,293	351,478
*	Cogna Educacao SA	966,055	235,627
	Cosan SA	189,702	387,877
	CPFL Energia SA	32,700	185,365
	Cruzeiro do Sul Educacional SA	76,700	43,917
	CSU Digital SA	10,300	31,537
	Cury Construtora e Incorporadora SA	53,211	224,961
*	CVC Brasil Operadora e Agencia de Viagens SA	62,700	22,234
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	580,563
Ω	Desktop SA	40,300	92,857
	Dexco SA	206,851	296,273
	Dimed SA Distribuidora da Medicamentos	29,200	51,168
	Direcional Engenharia SA	7,281	39,397
	EcoRodovias Infraestrutura e Logistica SA	96,005	118,410
	Eletromidia SA	17,800	56,563
*	Embraer SA (EMBR3 BZ)	293,644	2,462,568

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA (ERJ US), Sponsored ADR	16,322	$547,113
	Empreendimentos Pague Menos SA	132,959	66,009
	Energisa SA	74,717	557,705
*	Eneva SA	193,075	436,856
	Engie Brasil Energia SA	35,211	252,590
	Equatorial Energia SA	189,638	1,053,672
	Eternit SA	26,800	24,524
	Even Construtora e Incorporadora SA	50,000	52,155
	Ez Tec Empreendimentos e Participacoes SA	58,500	141,370
	Fleury SA	96,758	248,050
	Fras-Le SA	23,344	88,112
*	Gafisa SA	16,300	4,342
	Gerdau SA, Sponsored ADR	150,937	470,923
Ω	GPS Participacoes e Empreendimentos SA	79,160	233,609
	Grendene SA	93,836	86,355
*	Grupo Casas Bahia SA	18,630	13,277
	Grupo Mateus SA	147,765	193,752
	Grupo SBF SA	32,465	81,374
	Guararapes Confeccoes SA	48,436	71,135
*	Hidrovias do Brasil SA	248,916	135,634
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	26,100	86,415
*	International Meal Co. Alimentacao SA, Class A	34,200	7,750
	Iochpe Maxion SA	67,079	118,240
	Irani Papel e Embalagem SA	54,700	71,629
*	IRB-Brasil Resseguros SA	35,917	269,275
	Jalles Machado SA	73,662	77,346
	JBS SA	159,449	993,229
	JHSF Participacoes SA	181,166	139,144
	JSL SA	48,156	66,225
		Shares	Value»
BRAZIL — (Continued)
	Kepler Weber SA	65,832	$115,587
	Klabin SA	356,262	1,285,548
	Lavvi Empreendimentos Imobiliarios SA	44,000	64,544
	Localiza Rent a Car SA	73,462	533,978
	LOG Commercial Properties e Participacoes SA	15,776	61,730
*	Log-in Logistica Intermodal SA	10,833	49,528
	Lojas Quero-Quero SA	94,513	47,086
	Lojas Renner SA	285,880	918,333
*Ω	LWSA SA	143,677	103,143
	M Dias Branco SA	22,498	97,333
*	Magazine Luiza SA	24,559	40,189
	Mahle Metal Leve SA	10,000	51,791
	Marcopolo SA	64,423	72,882
*	Marfrig Global Foods SA	123,240	334,487
Ω	Meliuz SA	1,937	1,146
	Melnick Even Desenvolvimento Imobiliario SA	29,600	18,228
	Mills Locacao Servicos e Logistica SA	53,540	97,246
*	Minerva SA	17,861	17,920
*	Moura Dubeux Engenharia SA	54,192	150,364
*	Movida Participacoes SA	100,874	104,697
*	MPM Corporeos SA	18,717	3,076
*	MRV Engenharia e Participacoes SA	187,880	224,901
*	Multilaser Industrial SA	107,300	30,069
	Multiplan Empreendimentos Imobiliarios SA	61,000	270,025
	Natura & Co. Holding SA	347,408	823,914
	Neoenergia SA	58,349	192,784
	Neogrid Participacoes SA	3,204	13,252
*	Oceanpact Servicos Maritimos SA	15,000	16,295
	Odontoprev SA	107,745	205,019

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Oncoclinicas do Brasil Servicos Medicos SA	50,664	$40,315
	Pet Center Comercio e Participacoes SA	40,398	34,522
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	57,736
	Porto Seguro SA	93,082	614,278
	Positivo Tecnologia SA	41,500	46,016
	Raia Drogasil SA	347,781	1,464,303
	Romi SA	34,992	61,136
	Rumo SA	56,157	193,315
	Santos Brasil Participacoes SA	160,288	350,194
	Sao Carlos Empreendimentos e Participacoes SA	8,500	33,230
	Sao Martinho SA	86,198	377,542
#*	Sendas Distribuidora SA (ASAI US), ADR	4,475	29,087
*	Sendas Distribuidora SA (ASAI3 BZ)	282,436	365,937
*Ω	Ser Educacional SA	46,200	55,943
*	Serena Energia SA	84,599	121,464
*	Simpar SA	165,200	152,886
	SLC Agricola SA	89,234	262,567
	Smartfit Escola de Ginastica e Danca SA	82,335	311,201
	Suzano SA (SUZB3 BZ)	176,604	1,825,948
*	SYN prop e tech SA	18,318	26,776
	Tegma Gestao Logistica SA	15,888	81,132
	Telefonica Brasil SA (VIV US), ADR	10,963	99,873
	Telefonica Brasil SA (VIVT3 BZ)	33,169	302,032
	TIM SA	222,382	637,806
	TOTVS SA	95,358	492,221
	Transmissora Alianca de Energia Eletrica SA	118,153	715,757
	Tres Tentos Agroindustrial SA	31,033	61,036
	Trisul SA	36,300	33,217
	Tupy SA	40,100	161,970
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA (UGPA3 BZ)	206,963	$747,886
	Unifique Telecomunicacoes SA	72,400	48,468
	Unipar Carbocloro SA	14,350	110,264
	Usinas Siderurgicas de Minas Gerais SA Usiminas	45,290	49,905
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	184,068
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	103,999	113,158
	Vibra Energia SA	402,363	1,552,824
	Vittia Fertilizantes E Biologicos SA	10,670	10,170
	Vivara Participacoes SA	25,400	112,349
	Vulcabras SA	46,019	130,712
	WEG SA	125,908	1,178,516
	Wilson Sons SA	88,236	242,535
	Wiz Co.	47,964	48,205
	XP, Inc., BDR	1,810	31,653
	YDUQS Participacoes SA	129,161	237,056
*	Zamp SA	173,528	72,042
TOTAL BRAZIL			42,507,832
CHILE — (0.5%)
	Aguas Andinas SA, Class A	826,355	235,904
	Banco de Chile (BCH US), ADR	26,757	620,769
	Banco de Chile (CHILE CI)	282,034	32,761
	Banco de Credito e Inversiones SA	13,112	383,563
	Banco Santander Chile (BSAC US), ADR	1,697	33,159
	Banco Santander Chile (BSAN CI)	2,930,221	144,929
	Besalco SA	205,938	123,872
	Camanchaca SA	88,516	3,236
*	CAP SA	37,382	224,151

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cencosud SA	319,610	$657,716
	Cencosud Shopping SA	103,877	171,101
	Cia Sud Americana de Vapores SA	2,492,581	134,818
	Colbun SA	453,460	56,100
	Embotelladora Andina SA, ADR, Class B	17,401	302,951
	Empresa Nacional de Telecomunicaciones SA	92,476	301,895
	Empresas CMPC SA	380,006	605,205
	Empresas Copec SA	44,041	277,870
	Enel Americas SA (ENELAM CI)	2,778,541	260,043
	Enel Chile SA (ENELCHIL CI)	6,414,348	340,134
*	Engie Energia Chile SA	10,850	10,116
*	Falabella SA	96,056	344,044
	Forus SA	32,824	60,922
	Grupo Security SA	795,670	218,108
	Inversiones Aguas Metropolitanas SA	216,090	160,306
*	Masisa SA	791,131	13,539
	Molibdenos y Metales SA	3,068	10,898
	Multiexport Foods SA	291,740	59,179
	Parque Arauco SA	172,785	282,716
	PAZ Corp. SA	82,712	41,189
	Plaza SA	63,241	103,002
*	Ripley Corp. SA	445,297	127,223
	Salfacorp SA	311,425	185,285
	Sigdo Koppers SA	163,912	176,715
	SMU SA	1,440,054	222,166
	Sociedad Matriz SAAM SA	2,690,477	288,141
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	18,295	702,345
*	Socovesa SA	166,772	13,488
	SONDA SA	271,865	99,190
TOTAL CHILE			8,028,749
CHINA — (24.8%)
	360 Security Technology, Inc., Class A	28,700	39,004
	361 Degrees International Ltd.	454,000	234,305
		Shares	Value»
CHINA — (Continued)
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	$79,813
*	5I5J Holding Group Co. Ltd., Class A	119,400	59,739
	AAC Technologies Holdings, Inc.	342,500	1,383,359
*	ABA Chemicals Corp., Class A	27,800	34,497
	Accelink Technologies Co. Ltd., Class A	6,000	38,346
*	ADAMA Ltd., Class A	24,500	25,340
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,263	34,115
	Advanced Technology & Materials Co. Ltd., Class A	15,400	23,485
*	AECC Aero Science & Technology Co. Ltd., Class A	10,500	30,492
	AECC Aero-Engine Control Co. Ltd., Class A	22,400	75,463
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	51,824
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	23,100	59,759
#*	Agile Group Holdings Ltd.	986,749	117,701
*	Agora, Inc., ADR	29,510	83,218
	Agricultural Bank of China Ltd., Class H	4,007,000	1,968,824
	Aier Eye Hospital Group Co. Ltd., Class A	95,925	195,156
#*	Air China Ltd., Class H	584,000	328,687
	Aisino Corp., Class A	46,700	66,695
	Ajisen China Holdings Ltd.	284,000	32,070
#Ω	AK Medical Holdings Ltd.	182,000	111,895

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Akeso, Inc.	113,000	$910,774
	Alibaba Group Holding Ltd. (9988 HK)	2,229,700	27,274,374
#*	Alibaba Health Information Technology Ltd.	700,000	354,002
*	Alibaba Pictures Group Ltd.	6,170,000	384,389
Ω	A-Living Smart City Services Co. Ltd.	423,000	170,861
	Allmed Medical Products Co. Ltd., Class A	22,700	27,001
*Ω	Alphamab Oncology	35,000	16,851
	Amlogic Shanghai Co. Ltd., Class A	5,335	52,151
	Amoy Diagnostics Co. Ltd., Class A	16,940	57,511
*	ANE Cayman, Inc.	187,500	201,513
Ω	Angelalign Technology, Inc.	5,600	44,000
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,400	26,708
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	39,394
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	45,382
	Anhui Expressway Co. Ltd., Class H	148,000	164,900
	Anhui Guangxin Agrochemical Co. Ltd., Class A	37,163	56,501
	Anhui Heli Co. Ltd., Class A	17,000	42,915
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	28,860	58,623
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	29,376
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	15,000	86,327
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	89,281
		Shares	Value»
CHINA — (Continued)
	Anhui Jinhe Industrial Co. Ltd., Class A	12,105	$39,170
*	Anhui Tatfook Technology Co. Ltd., Class A	12,200	29,069
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	42,594
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	50,261
	Anhui Xinhua Media Co. Ltd., Class A	49,900	52,006
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,700	28,921
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	50,500	94,386
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,879	62,388
	Anjoy Foods Group Co. Ltd., Class A	6,300	75,898
	Anker Innovations Technology Co. Ltd., Class A	6,760	76,194
	ANTA Sports Products Ltd.	323,000	3,447,438
	Anton Oilfield Services Group	1,610,000	120,038
	Aoshikang Technology Co. Ltd., Class A	15,700	55,662
	Aotecar New Energy Technology Co. Ltd., Class A	119,900	48,824
*	Aowei Holdings Ltd.	78,000	3,522
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	70,989
	ApicHope Pharmaceutical Co. Ltd., Class A	11,020	23,878
	Appotronics Corp. Ltd., Class A	21,342	49,096
	APT Satellite Holdings Ltd.	234,000	63,742

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Arcsoft Corp. Ltd., Class A	4,387	$21,472
	Arctech Solar Holding Co. Ltd., Class A	2,333	27,923
*Ω	Arrail Group Ltd.	26,000	10,974
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	19,400	52,264
Ω	AsiaInfo Technologies Ltd.	144,400	95,273
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	27,059
*	ASR Microelectronics Co. Ltd., Class A	9,467	53,954
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,700	78,238
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	23,008
	Autel Intelligent Technology Corp. Ltd., Class A	7,182	30,813
	Autobio Diagnostics Co. Ltd., Class A	8,510	53,832
	Avary Holding Shenzhen Co. Ltd., Class A	36,900	194,248
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	56,524
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	652,077
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	19,323
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	314,141
*	Baidu, Inc. (9888 HK), Class A	264,900	3,022,726
#*	Baidu, Inc. (BIDU US), Sponsored ADR	4,316	393,749
Ω	BAIOO Family Interactive Ltd.	594,000	19,437
*Ω	Bairong, Inc.	91,000	115,456
		Shares	Value»
CHINA — (Continued)
	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	$24,561
	Bank of Beijing Co. Ltd., Class A	275,900	219,292
	Bank of Changsha Co. Ltd., Class A	82,696	99,132
	Bank of Chengdu Co. Ltd., Class A	78,900	170,969
	Bank of China Ltd., Class H	7,962,356	3,779,171
	Bank of Chongqing Co. Ltd., Class H	349,500	253,987
	Bank of Communications Co. Ltd., Class H	1,720,580	1,303,141
*	Bank of Gansu Co. Ltd., Class H	106,000	3,811
	Bank of Guiyang Co. Ltd., Class A	76,817	64,814
	Bank of Hangzhou Co. Ltd., Class A	98,500	191,962
	Bank of Jiangsu Co. Ltd., Class A	291,020	360,636
	Bank of Nanjing Co. Ltd., Class A	168,200	242,530
	Bank of Ningbo Co. Ltd., Class A	105,858	380,591
Ω	Bank of Qingdao Co. Ltd., Class H	166,000	58,130
	Bank of Shanghai Co. Ltd., Class A	190,100	207,245
	Bank of Suzhou Co. Ltd., Class A	94,050	101,002
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	11,905
	Baoji Titanium Industry Co. Ltd., Class A	6,200	26,690
	Baoshan Iron & Steel Co. Ltd., Class A	288,700	264,945
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	24,146
	Baowu Magnesium Technology Co. Ltd., Class A	38,676	55,205
	Baoxiniao Holding Co. Ltd., Class A	25,700	14,741
*	Baoye Group Co. Ltd., Class H	98,000	54,701

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc. (9991 HK), Class A	21,500	$21,891
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,148	47,413
*	Be Friends Holding Ltd.	350,000	47,236
	Bear Electric Appliance Co. Ltd., Class A	9,400	59,537
	Befar Group Co. Ltd., Class A	63,400	35,365
	Beibuwan Port Co. Ltd., Class A	64,100	72,298
	Beijing BDStar Navigation Co. Ltd., Class A	7,100	28,249
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	10,730	36,606
*	Beijing Capital Development Co. Ltd., Class A	84,000	34,692
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	112,265
*	Beijing Capital International Airport Co. Ltd., Class H	846,000	307,487
	Beijing Career International Co. Ltd., Class A	10,400	28,654
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	19,129
	Beijing CTJ Information Technology Co. Ltd., Class A	8,600	36,491
*	Beijing Cuiwei Tower Co. Ltd., Class A	25,000	32,211
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,588	38,946
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	25,561
		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	13,300	$77,838
	Beijing eGOVA Co. Ltd., Class A	9,620	27,763
	Beijing Energy International Holding Co. Ltd.	4,036,000	85,529
	Beijing Enterprises Water Group Ltd.	2,020,000	601,431
	Beijing Gehua CATV Network Co. Ltd., Class A	25,400	26,625
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	42,349
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	52,925
	Beijing Haohua Energy Resource Co. Ltd., Class A	27,500	32,972
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	93,510
	Beijing Jingneng Clean Energy Co. Ltd., Class H	292,000	71,227
	Beijing Jingyuntong Technology Co. Ltd., Class A	104,200	46,441
	Beijing Kingsoft Office Software, Inc., Class A	1,228	44,396
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	30,238
	Beijing New Building Materials PLC, Class A	29,454	129,138
	Beijing North Star Co. Ltd., Class H	420,000	46,872
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	62,700

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Oriental Jicheng Co. Ltd., Class A	11,000	$46,496
	Beijing Originwater Technology Co. Ltd., Class A	59,567	42,351
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	28,698
	Beijing Relpow Technology Co. Ltd., Class A	14,710	27,791
	Beijing Roborock Technology Co. Ltd., Class A	1,946	64,526
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	33,946
	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	34,720
	Beijing Shiji Information Technology Co. Ltd., Class A	35,118	38,220
	Beijing Shougang Co. Ltd., Class A	86,200	39,741
	Beijing Sifang Automation Co. Ltd., Class A	7,900	20,127
	Beijing Sinnet Technology Co. Ltd., Class A	52,600	80,043
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	38,856
*	Beijing Sojo Electric Co. Ltd., Class A	21,900	22,579
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	81,800	48,827
	Beijing Strong Biotechnologies, Inc., Class A	32,300	62,467
	Beijing SuperMap Software Co. Ltd., Class A	11,000	30,112
*	Beijing Teamsun Technology Co. Ltd., Class A	27,000	22,357
		Shares	Value»
CHINA — (Continued)
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	$35,532
	Beijing Tiantan Biological Products Corp. Ltd., Class A	15,724	47,577
*	Beijing Tongtech Co. Ltd., Class A	18,000	42,878
	Beijing Ultrapower Software Co. Ltd., Class A	38,900	70,124
	Beijing United Information Technology Co. Ltd., Class A	17,718	65,931
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	26,746
	Beijing Wandong Medical Technology Co. Ltd., Class A	17,200	34,426
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	31,929
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	3,900	22,922
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	48,659
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	478,100	364,849
*	Beiqi Foton Motor Co. Ltd., Class A	144,800	54,661
	Bestore Co. Ltd., Class A	18,500	31,876
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	29,496

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bethel Automotive Safety Systems Co. Ltd., Class A	7,567	$51,565
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	32,435
	Beyondsoft Corp., Class A	20,000	38,254
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,000	41,394
*	Bilibili, Inc., Class Z	4,200	92,795
	Binhai Investment Co. Ltd.	156,888	23,749
	Binjiang Service Group Co. Ltd.	33,500	78,840
	Black Peony Group Co. Ltd., Class A	31,440	21,479
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	36,515
Ω	Blue Moon Group Holdings Ltd.	324,500	126,039
*	Blue Sail Medical Co. Ltd., Class A	38,300	29,372
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	24,600	25,268
	Bluestar Adisseo Co., Class A	14,500	22,438
Ω	BOC Aviation Ltd.	103,800	805,075
	BOC International China Co. Ltd., Class A	24,700	40,244
*	BOE HC SemiTek Corp.	67,400	59,417
*	Bohai Leasing Co. Ltd., Class A	212,100	99,360
	Bosideng International Holdings Ltd.	1,702,000	954,388
	Boyaa Interactive International Ltd.	48,000	11,327
	Bright Dairy & Food Co. Ltd., Class A	40,669	48,134
	BrightGene Bio-Medical Technology Co. Ltd., Class A	4,744	20,094
		Shares	Value»
CHINA — (Continued)
††	Brilliance China Automotive Holdings Ltd.	1,238,000	$399,618
	Broadex Technologies Co. Ltd., Class A	9,100	33,235
	B-Soft Co. Ltd., Class A	49,800	39,530
	BTG Hotels Group Co. Ltd., Class A	29,400	57,386
	BYD Co. Ltd., Class H	143,500	5,183,020
	BYD Electronic International Co. Ltd.	279,000	1,195,631
	By-health Co. Ltd., Class A	31,200	55,820
*	C C Land Holdings Ltd.	726,187	112,160
	C&D International Investment Group Ltd.	313,478	593,193
	C&D Property Management Group Co. Ltd.	263,000	85,658
	C&S Paper Co. Ltd., Class A	39,900	39,860
	Caitong Securities Co. Ltd., Class A	60,550	70,380
	Camel Group Co. Ltd., Class A	43,600	52,442
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	30,004
	Canmax Technologies Co. Ltd., Class A	12,820	42,459
	Canny Elevator Co. Ltd., Class A	25,500	22,696
*††	Capital Environment Holdings Ltd.	2,326,000	25,196
#*Ω	CARsgen Therapeutics Holdings Ltd.	71,000	46,706
	Castech, Inc., Class A	12,430	54,255
	Cathay Biotech, Inc., Class A	4,528	29,992
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
	CECEP Solar Energy Co. Ltd., Class A	103,345	75,272

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	189,500	$88,804
	Central China Securities Co. Ltd., Class H	454,000	108,235
*	CETC Chips Technology, Inc., Class A	13,900	29,475
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	11,378
	CETC Digital Technology Co. Ltd., Class A	15,600	52,900
	CETC Potevio Science&Technology Co. Ltd., Class A	9,900	34,366
*	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	30,539
Ω	CGN Power Co. Ltd., Class H	1,373,000	493,508
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	33,392
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	31,049
	Changjiang Publishing & Media Co. Ltd., Class A	18,800	21,948
	Changjiang Securities Co. Ltd., Class A	52,700	52,338
*	ChangYuan Technology Group Ltd., Class A	45,500	36,926
	Changzheng Engineering Technology Co. Ltd., Class A	13,400	29,839
	Changzhou Qianhong Biopharma Co. Ltd., Class A	31,500	28,131
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	59,789
		Shares	Value»
CHINA — (Continued)
*	Chanjet Information Technology Co. Ltd., Class H	10,500	$5,663
	Chaoju Eye Care Holdings Ltd.	139,500	51,231
	Chaowei Power Holdings Ltd.	317,000	58,346
	Chaozhou Three-Circle Group Co. Ltd., Class A	19,200	100,266
Ω	Cheerwin Group Ltd.	94,500	24,598
*	Chen Lin Education Group Holdings Ltd.	208,000	37,778
	Cheng De Lolo Co. Ltd., Class A	45,500	55,605
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	29,881
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	36,709
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	37,586
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	23,428
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	25,600	68,809
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	44,578
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	18,358
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	72,095
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	63,724
	Chengtun Mining Group Co. Ltd., Class A	62,800	44,347

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chenguang Biotech Group Co. Ltd., Class A	15,800	$19,751
	Chengxin Lithium Group Co. Ltd., Class A	26,200	53,657
	Chervon Holdings Ltd.	27,900	73,472
	Chifeng Jilong Gold Mining Co. Ltd., Class A	31,700	83,901
*	China Aerospace International Holdings Ltd.	970,000	54,595
	China Aircraft Leasing Group Holdings Ltd.	150,500	61,899
*	China Anchu Energy Storage Group Ltd.	627,000	20,577
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	29,078
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	41,940
	China Baoan Group Co. Ltd., Class A	40,100	61,161
	China Bester Group Telecom Co. Ltd., Class A	6,240	22,342
	China BlueChemical Ltd., Class H	943,143	245,131
*Ω	China Bohai Bank Co. Ltd., Class H	929,500	118,345
	China CAMC Engineering Co. Ltd., Class A	38,800	43,749
	China Chengtong Development Group Ltd.	1,142,000	16,065
#	China Chunlai Education Group Co. Ltd.	91,000	50,505
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,310,062
	China Coal Xinji Energy Co. Ltd., Class A	56,600	64,633
		Shares	Value»
CHINA — (Continued)
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	$0
	China Communications Services Corp. Ltd., Class H	1,184,800	636,532
	China Conch Environment Protection Holdings Ltd.	787,000	84,681
	China Conch Venture Holdings Ltd.	687,000	636,371
	China Construction Bank Corp., Class H	18,260,990	14,174,847
	China CSSC Holdings Ltd., Class A	16,400	84,672
	China CYTS Tours Holding Co. Ltd., Class A	22,500	32,083
#	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	224,770
	China Design Group Co. Ltd., Class A	41,740	55,039
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	179,923
	China Dongxiang Group Co. Ltd.	1,590,000	72,498
#Ω	China East Education Holdings Ltd.	336,500	123,588
#*	China Eastern Airlines Corp. Ltd., Class H	534,000	154,662
	China Education Group Holdings Ltd.	630,087	393,236
	China Electronics Huada Technology Co. Ltd.	430,000	76,883
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	31,856
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	524,000	70,687

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	$162,193
	China Everbright Bank Co. Ltd., Class H	535,000	180,840
	China Everbright Environment Group Ltd.	1,126,000	545,266
Ω	China Everbright Greentech Ltd.	296,000	30,145
	China Everbright Ltd.	458,000	297,962
*	China Express Airlines Co. Ltd., Class A	44,800	49,972
Ω	China Feihe Ltd.	2,099,000	1,584,207
*	China Film Co. Ltd., Class A	19,200	30,974
*	China First Heavy Industries Co. Ltd., Class A	76,800	34,444
	China Foods Ltd.	574,000	184,407
	China Galaxy Securities Co. Ltd., Class H	592,000	526,985
	China Gas Holdings Ltd.	1,385,800	1,190,061
*	China Glass Holdings Ltd.	386,000	28,501
*	China Gold International Resources Corp. Ltd. (2099 HK)	151,600	707,586
	China Great Wall Securities Co. Ltd., Class A	48,400	58,121
*	China Greatwall Technology Group Co. Ltd., Class A	15,000	33,372
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	59,492
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	586
	China Haisum Engineering Co. Ltd., Class A	14,200	22,944
#	China Harmony Auto Holding Ltd.	428,500	26,982
		Shares	Value»
CHINA — (Continued)
*	China Harzone Industry Corp. Ltd., Class A	27,800	$37,164
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	36,423
#*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	16,151
	China Huirong Financial Holdings Ltd.	84,000	9,304
††	China Huiyuan Juice Group Ltd.	132,068	5,956
Ω	China International Capital Corp. Ltd., Class H	227,600	411,342
	China International Marine Containers Group Co. Ltd., Class H	453,650	357,209
	China Jinmao Holdings Group Ltd.	2,782,140	431,904
	China Jushi Co. Ltd., Class A	68,790	109,311
*	China Kepei Education Group Ltd.	278,000	45,767
	China Kings Resources Group Co. Ltd., Class A	14,910	54,841
	China Leadshine Technology Co. Ltd., Class A	7,400	25,665
	China Lesso Group Holdings Ltd.	726,000	361,644
	China Life Insurance Co. Ltd., Class H	1,022,000	2,166,375
	China Lilang Ltd.	239,000	118,096
*Ω	China Literature Ltd.	156,800	566,138
*	China Longevity Group Co. Ltd.	30,000	992
	China Longyuan Power Group Corp. Ltd., Class H	472,000	419,706
*††	China Maple Leaf Educational Systems Ltd.	256,000	8,329

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Medical System Holdings Ltd.	748,000	$748,187
	China Meheco Group Co. Ltd., Class A	36,520	58,405
	China Meidong Auto Holdings Ltd.	382,000	110,283
	China Mengniu Dairy Co. Ltd.	1,102,000	2,467,884
	China Merchants Bank Co. Ltd., Class H	1,055,598	5,165,595
	China Merchants Energy Shipping Co. Ltd., Class A	218,700	206,588
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	51,619
	China Merchants Land Ltd.	652,000	25,250
	China Merchants Port Holdings Co. Ltd.	702,503	1,155,277
	China Merchants Property Operation & Service Co. Ltd., Class A	44,100	71,726
#Ω	China Merchants Securities Co. Ltd., Class H	75,340	128,127
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	65,600	104,263
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	382,197
	China Modern Dairy Holdings Ltd.	1,303,000	136,682
	China National Accord Medicines Corp. Ltd., Class A	23,700	92,837
	China National Chemical Engineering Co. Ltd., Class A	103,300	117,468
		Shares	Value»
CHINA — (Continued)
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	$26,193
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,800	46,950
	China National Medicines Corp. Ltd., Class A	18,500	82,180
Ω	China New Higher Education Group Ltd.	557,000	128,090
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	39,447
	China Nonferrous Mining Corp. Ltd.	761,000	539,597
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	19,510	58,734
*	China Nuclear Energy Technology Corp. Ltd.	418,000	21,188
*	China Oil & Gas Group Ltd.	2,890,000	75,410
	China Oilfield Services Ltd., Class H	780,000	729,821
	China Oriental Group Co. Ltd.	630,000	100,523
	China Overseas Grand Oceans Group Ltd.	908,121	239,237
	China Overseas Land & Investment Ltd.	518,500	990,759
	China Overseas Property Holdings Ltd.	542,000	416,715
	China Pacific Insurance Group Co. Ltd., Class H	356,000	1,236,336
*††	China Properties Investment Holdings Ltd.	128,000	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Publishing & Media Co. Ltd., Class A	59,900	$57,687
	China Railway Group Ltd., Class H	712,000	355,301
	China Railway Hi-tech Industry Co. Ltd., Class A	62,200	71,059
*	China Railway Materials Co. Ltd., Class A	63,900	25,122
Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	197,438
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	44,357
*	China Rare Earth Holdings Ltd.	717,200	38,563
	China Reinsurance Group Corp., Class H	1,888,000	224,898
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	74,737
	China Resources Gas Group Ltd.	360,200	1,388,797
	China Resources Land Ltd.	847,222	2,824,158
	China Resources Microelectronics Ltd., Class A	5,476	38,742
Ω	China Resources Mixc Lifestyle Services Ltd.	258,400	1,066,008
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	22,725	143,917
#*	China Ruyi Holdings Ltd.	1,840,000	451,810
*	China Sanjiang Fine Chemicals Co. Ltd.	345,000	78,026
	China Science Publishing & Media Ltd., Class A	6,000	17,940
Ω	China Shengmu Organic Milk Ltd.	1,117,000	25,495
		Shares	Value»
CHINA — (Continued)
	China Shineway Pharmaceutical Group Ltd.	187,000	$221,649
	China South Publishing & Media Group Co. Ltd., Class A	40,600	69,010
#*	China Southern Airlines Co. Ltd., Class H	640,000	279,734
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	49,900	32,969
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	23,773
	China Starch Holdings Ltd.	515,000	12,204
	China State Construction Development Holdings Ltd.	378,000	97,382
	China State Construction Engineering Corp. Ltd., Class A	568,800	481,764
	China State Construction International Holdings Ltd.	1,012,000	1,485,358
*	China Sunshine Paper Holdings Co. Ltd.	408,000	104,498
	China Suntien Green Energy Corp. Ltd., Class H	647,000	294,349
	China Taiping Insurance Holdings Co. Ltd.	755,012	1,300,469
	China Testing & Certification International Group Co. Ltd., Class A	24,208	23,255
	China Tianying, Inc., Class A	94,800	65,449

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	13,500	$92,184
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	6,844	65,293
Ω	China Tower Corp. Ltd., Class H	17,084,000	2,305,159
	China TransInfo Technology Co. Ltd., Class A	24,900	35,888
	China Travel International Investment Hong Kong Ltd.	1,120,000	146,907
	China Tungsten & Hightech Materials Co. Ltd., Class A	48,750	65,834
#*	China Vanke Co. Ltd., Class H	555,538	528,906
*††	China Vered Financial Holding Corp. Ltd.	6,440,000	45,731
	China Wafer Level CSP Co. Ltd., Class A	9,300	36,654
	China Water Affairs Group Ltd.	296,000	180,377
	China West Construction Group Co. Ltd., Class A	44,900	46,821
	China World Trade Center Co. Ltd., Class A	12,500	40,311
	China XD Electric Co. Ltd., Class A	25,700	29,833
	China Yangtze Power Co. Ltd., Class A	164,353	637,170
	China Yongda Automobiles Services Holdings Ltd.	630,000	129,968
*Ω	China Youran Dairy Group Ltd.	360,000	61,681
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	61,462
*	China ZhengTong Auto Services Holdings Ltd.	351,000	5,440
		Shares	Value»
CHINA — (Continued)
	China Zhenhua Group Science & Technology Co. Ltd., Class A	9,400	$62,614
	China Zheshang Bank Co. Ltd., Class H	627,899	174,393
††	China Zhongwang Holdings Ltd.	944,318	38,263
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	16,914
#	Chinasoft International Ltd.	1,120,000	819,158
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	21,900	39,337
	Chongqing Changan Automobile Co. Ltd., Class A	75,812	141,117
	Chongqing Chuanyi Automation Co. Ltd., Class A	17,900	52,064
	Chongqing Department Store Co. Ltd., Class A	21,300	66,036
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	77,324	130,841
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	25,950	54,648
	Chongqing Gas Group Corp. Ltd., Class A	57,800	49,058
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	46,829
	Chongqing Rural Commercial Bank Co. Ltd., Class H	772,000	418,682
	Chongqing Taiji Industry Group Co. Ltd., Class A	16,900	60,998
	Chongqing Zhifei Biological Products Co. Ltd., Class A	38,100	152,090

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	57,600	$272,601
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	34,060
	Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	47,814
	CIG Shanghai Co. Ltd., Class A	6,000	31,175
	CIMC Enric Holdings Ltd.	368,000	310,571
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	27,499
	CITIC Heavy Industries Co. Ltd., Class A	38,400	23,832
	CITIC Securities Co. Ltd., Class H	274,100	757,021
*	Citychamp Watch & Jewellery Group Ltd.	560,000	67,738
*Ω	Cloud Music, Inc.	4,200	67,214
#*	ClouDr Group Ltd.	109,200	18,126
#*	CMGE Technology Group Ltd.	800,000	80,747
	CMOC Group Ltd., Class H	645,000	533,908
	CMST Development Co. Ltd., Class A	84,200	62,162
*	CNFinance Holdings Ltd., ADR	23,410	25,049
	CNGR Advanced Material Co. Ltd., Class A	9,100	49,072
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,635	42,198
	CNOOC Energy Technology & Services Ltd., Class A	217,600	133,482
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	51,070	60,699
*	COFCO Biotechnology Co. Ltd., Class A	37,000	30,336
	COFCO Capital Holdings Co. Ltd., Class A	20,400	61,986
		Shares	Value»
CHINA — (Continued)
*	COFCO Joycome Foods Ltd.	1,618,000	$320,157
	COFCO Sugar Holding Co. Ltd., Class A	31,800	43,684
	Cofoe Medical Technology Co. Ltd., Class A	5,400	28,747
*	Comba Telecom Systems Holdings Ltd.	942,000	134,727
	Concord New Energy Group Ltd.	4,264,648	290,996
	Consun Pharmaceutical Group Ltd.	217,000	231,259
	Contemporary Amperex Technology Co. Ltd., Class A	61,770	2,143,848
	Continental Aerospace Technologies Holding Ltd.	1,469,171	24,811
	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	242,292
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	488,000	467,055
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,757,722
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	77,255
	COSCO SHIPPING Ports Ltd.	720,073	411,777
	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	26,778
*	CPMC Holdings Ltd.	446,000	389,187
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	64,085
#*	Crazy Sports Group Ltd.	1,774,000	27,288
	CRRC Corp. Ltd., Class H	658,000	425,903
#Ω	CSC Financial Co. Ltd., Class H	127,000	151,457

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSG Holding Co. Ltd., Class A	83,834	$64,937
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	11,040	39,666
	CSPC Pharmaceutical Group Ltd.	2,622,640	1,941,627
	CSSC Hong Kong Shipping Co. Ltd.	768,000	162,498
*	CSSC Science & Technology Co. Ltd., Class A	14,700	28,144
	CTS International Logistics Corp. Ltd., Class A	55,500	48,311
*	CWT International Ltd.	960,000	10,292
	Daan Gene Co. Ltd., Class A	43,920	38,170
	Dajin Heavy Industry Co. Ltd., Class A	7,200	23,909
	Dalian Bio-Chem Co. Ltd., Class A	7,644	21,234
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	59,058
#	Dalipal Holdings Ltd.	158,000	81,438
	Daqin Railway Co. Ltd., Class A	189,188	173,212
	Dashang Co. Ltd., Class A	22,990	58,680
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	57,240
*	Datang Telecom Technology Co. Ltd., Class A	29,800	67,720
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	61,648
	DBG Technology Co. Ltd., Class A	17,000	88,095
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	66,203
	Deppon Logistics Co. Ltd., Class A	31,400	63,127
*	Dezhan Healthcare Co. Ltd., Class A	30,500	12,911
		Shares	Value»
CHINA — (Continued)
	DHC Software Co. Ltd., Class A	72,100	$74,128
	Dian Diagnostics Group Co. Ltd., Class A	26,054	46,601
	Digital China Group Co. Ltd., Class A	20,200	99,896
#	Digital China Holdings Ltd.	307,250	109,907
	Digital China Information Service Group Co. Ltd., Class A	23,900	41,185
*	Dingdang Health Technology Group Ltd.	194,500	14,454
	Dirui Industrial Co. Ltd., Class A	7,100	15,927
	Do-Fluoride New Materials Co. Ltd., Class A	25,180	42,998
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	61,292
	Dongfang Electric Corp. Ltd., Class H	58,000	76,120
	Dongfang Electronics Co. Ltd., Class A	49,300	79,637
	DongFeng Automobile Co. Ltd., Class A	26,000	24,001
*	Dongfeng Motor Group Co. Ltd., Class H	1,190,000	366,904
	Dongguan Aohai Technology Co. Ltd., Class A	11,400	46,939
	Dongguan Development Holdings Co. Ltd., Class A	31,100	47,154
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	3,385	20,412
	Donghua Testing Technology Co. Ltd., Class A	4,600	21,010
	Dongxing Securities Co. Ltd., Class A	43,400	67,110
	Dongyue Group Ltd.	725,000	590,912
#*	DouYu International Holdings Ltd., ADR	6,527	70,620

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	$95,886
	Eaglerise Electric & Electronic China Co. Ltd., Class A	10,500	25,010
	East Money Information Co. Ltd., Class A	113,383	369,153
	Eastcompeace Technology Co. Ltd., Class A	19,000	30,582
	Easyhome New Retail Group Co. Ltd., Class A	141,300	55,966
	Ecovacs Robotics Co. Ltd., Class A	3,800	27,866
	Edifier Technology Co. Ltd., Class A	22,500	47,475
	Edvantage Group Holdings Ltd.	226,549	68,805
	EEKA Fashion Holdings Ltd.	159,000	171,768
	Electric Connector Technology Co. Ltd., Class A	6,300	39,705
*	Elion Energy Co. Ltd., Class A	106,600	5,693
	ENN Energy Holdings Ltd.	154,600	1,089,202
	Eoptolink Technology, Inc. Ltd., Class A	4,280	77,598
	Era Co. Ltd., Class A	69,500	44,016
	Essex Bio-technology Ltd.	144,000	49,654
	Eternal Asia Supply Chain Management Ltd., Class A	81,800	71,746
	EVA Precision Industrial Holdings Ltd.	672,000	58,685
	Eve Energy Co. Ltd., Class A	15,115	103,181
	Ever Sunshine Services Group Ltd.	346,000	111,735
Ω	Everbright Securities Co. Ltd., Class H	61,600	60,224
		Shares	Value»
CHINA — (Continued)
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	$11,793
	Explosive Co. Ltd., Class A	13,300	23,047
	Eyebright Medical Technology Beijing Co. Ltd., Class A	2,247	29,960
	Fangda Carbon New Material Co. Ltd., Class A	73,149	54,386
	Fangda Special Steel Technology Co. Ltd., Class A	93,196	57,741
*	Fanhua, Inc., Sponsored ADR	20,190	24,329
	Far East Smarter Energy Co. Ltd., Class A	25,500	18,922
*	Farasis Energy Gan Zhou Co. Ltd., Class A	13,943	23,568
	FAWER Automotive Parts Co. Ltd., Class A	73,300	54,533
	Feilong Auto Components Co. Ltd., Class A	19,500	29,227
	FESCO Group Co. Ltd., Class A	8,800	25,200
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	38,720
	Fibocom Wireless, Inc., Class A	27,080	62,306
*	FIH Mobile Ltd.	1,386,000	159,713
*	Financial Street Holdings Co. Ltd., Class A	86,800	43,644
	FinVolution Group, ADR	79,604	482,400
	First Capital Securities Co. Ltd., Class A	71,200	85,945
	First Tractor Co. Ltd., Class H	126,000	112,657
#	Flat Glass Group Co. Ltd., Class H	176,000	358,665

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Focus Lightings Tech Co. Ltd., Class A	16,100	$27,102
	Focus Media Information Technology Co. Ltd., Class A	180,800	183,275
*	Focused Photonics Hangzhou, Inc., Class A	13,300	32,994
	Focuslight Technologies, Inc., Class A	2,301	25,684
	Foryou Corp., Class A	7,004	29,228
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	21,286
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	32,711	201,383
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	15,975
*	Foshan Yowant Technology Co. Ltd., Class A	29,400	24,193
*	Founder Holdings Ltd.	390,000	42,866
	Founder Securities Co. Ltd., Class A	44,600	54,236
	Foxconn Industrial Internet Co. Ltd., Class A	152,800	512,475
	Fu Shou Yuan International Group Ltd.	803,000	407,811
	Fufeng Group Ltd.	1,005,000	567,755
*††	Fuguiniao Co. Ltd., Class H	51,000	0
	Fujian Apex Software Co. Ltd., Class A	6,500	35,790
	Fujian Boss Software Development Co. Ltd., Class A	16,899	40,387
	Fujian Longking Co. Ltd., Class A	30,100	57,016
	Fujian Star-net Communication Co. Ltd., Class A	10,100	24,838
	Fujian Sunner Development Co. Ltd., Class A	30,500	61,336
		Shares	Value»
CHINA — (Continued)
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	$23,660
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	23,697
*	Fulin Precision Co. Ltd., Class A	46,300	83,637
*	Fullshare Holdings Ltd.	119,349	8,936
	Fushun Special Steel Co. Ltd., Class A	26,500	26,113
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	216,000	1,527,897
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,300	43,376
Ω	Ganfeng Lithium Group Co. Ltd., Class H	79,560	218,261
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	55,454
	Gansu Yasheng Industrial Group Co. Ltd., Class A	36,900	14,844
	Gaona Aero Material Co. Ltd., Class A	18,220	44,007
	Gaush Meditech Ltd.	7,700	10,804
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	54,437
	GCL Energy Technology Co. Ltd., Class A	47,600	54,486
*	GCL New Energy Holdings Ltd.	278,000	16,769
*	GDS Holdings Ltd. (9698 HK), Class A	351,700	948,509
#*	GDS Holdings Ltd. (GDS US), ADR	10,252	224,621
	Geely Automobile Holdings Ltd.	1,547,000	2,719,469
	GEM Co. Ltd., Class A	55,100	54,021
	Gemdale Corp., Class A	78,800	67,895

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Gemdale Properties & Investment Corp. Ltd.	3,508,000	$128,819
*	Genimous Technology Co. Ltd., Class A	48,000	78,464
	Geovis Technology Co. Ltd., Class A	3,817	22,235
	Getein Biotech, Inc., Class A	15,288	18,230
#	GF Securities Co. Ltd., Class H	191,400	271,906
Ω	Giant Biogene Holding Co. Ltd.	111,800	758,266
	Giant Network Group Co. Ltd., Class A	29,100	50,912
	Giantec Semiconductor Corp., Class A	3,119	26,472
	Ginlong Technologies Co. Ltd., Class A	4,300	43,650
	Glarun Technology Co. Ltd., Class A	16,000	40,634
	GoerTek, Inc., Class A	42,500	139,525
	Goke Microelectronics Co. Ltd., Class A	2,800	28,073
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	8,444
	Goldenmax International Group Ltd., Class A	25,200	29,781
††	Goldpac Group Ltd.	138,000	18,439
	Goldwind Science & Technology Co. Ltd., Class H	329,858	280,200
	Goneo Group Co. Ltd., Class A	6,160	63,115
*	Goodbaby International Holdings Ltd.	381,000	41,628
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,471	33,392
	Gotion High-tech Co. Ltd., Class A	10,300	32,906
	Grandblue Environment Co. Ltd., Class A	18,190	56,487
		Shares	Value»
CHINA — (Continued)
*	Grandjoy Holdings Group Co. Ltd., Class A	108,200	$50,398
	Great Wall Motor Co. Ltd., Class H	386,500	614,604
*	Greatoo Intelligent Equipment, Inc., Class A	64,700	33,226
	Greatview Aseptic Packaging Co. Ltd.	486,000	150,863
	Gree Electric Appliances, Inc. of Zhuhai, Class A	49,800	304,687
*	Gree Real Estate Co. Ltd., Class A	51,000	51,582
	Greentown China Holdings Ltd.	542,000	717,919
Ω	Greentown Management Holdings Co. Ltd.	289,000	129,442
	Greentown Service Group Co. Ltd.	700,000	367,824
	GRG Banking Equipment Co. Ltd., Class A	32,700	56,522
	GRG Metrology & Test Group Co. Ltd., Class A	18,900	46,187
	Grinm Advanced Materials Co. Ltd., Class A	14,500	23,377
	Guangdong Advertising Group Co. Ltd., Class A	59,500	55,371
	Guangdong Aofei Data Technology Co. Ltd., Class A	40,799	72,561
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	76,807
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	36,700	41,955
	Guangdong DFP New Material Group Co. Ltd.	59,200	29,743

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	55,100	$56,372
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	24,190
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	30,623
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	45,815
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	24,000	54,533
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	20,273
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,300	27,091
	Guangdong Haid Group Co. Ltd., Class A	27,000	166,549
	Guangdong Hongda Holdings Group Co. Ltd., Class A	17,900	63,278
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	60,126
	Guangdong Huate Gas Co. Ltd., Class A	2,904	21,607
	Guangdong Hybribio Biotech Co. Ltd., Class A	38,175	32,344
	Guangdong Investment Ltd.	854,000	543,637
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,100	29,685
		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	$106,540
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	26,426
	Guangdong Sirio Pharma Co. Ltd., Class A	5,330	19,584
	Guangdong South New Media Co. Ltd., Class A	8,000	44,633
*	Guangdong TCL Smart Home Appliances Co. Ltd.	18,600	30,602
	Guangdong Topstar Technology Co. Ltd., Class A	20,000	36,634
	Guangdong Vanward New Electric Co. Ltd., Class A	31,885	42,100
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	26,900	56,159
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	39,629
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,000	38,260
	Guangshen Railway Co. Ltd., Class H	655,500	182,043
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	9,500	23,812
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	58,845
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	29,493
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	28,369

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	$52,297
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	14,300	39,250
#	Guangzhou Automobile Group Co. Ltd., Class H	670,836	235,151
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	52,584
	Guangzhou Development Group, Inc., Class A	28,200	25,439
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,300	25,210
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	21,939
	Guangzhou Haoyang Electronic Co. Ltd., Class A	6,300	33,602
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	32,170
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	35,021
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	41,066
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	40,499
	Guangzhou Sie Consulting Co. Ltd., Class A	12,700	33,837
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	36,160	96,258
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	52,207
		Shares	Value»
CHINA — (Continued)
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	$41,221
	Guilin Layn Natural Ingredients Corp., Class A	22,200	25,462
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	24,400	50,870
	Guizhou Chanhen Chemical Corp., Class A	8,800	26,315
	Guizhou Gas Group Corp. Ltd., Class A	23,400	23,636
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	24,361
	Guizhou Tyre Co. Ltd., Class A	67,600	47,035
	Guizhou Zhenhua E-chem, Inc., Class A	19,943	33,037
*	Guoguang Electric Co. Ltd., Class A	11,900	22,161
#	Guolian Securities Co. Ltd., Class H	110,500	61,325
	Guomai Technologies, Inc., Class A	25,900	30,453
	Guosen Securities Co. Ltd., Class A	47,012	76,244
*	Guosheng Financial Holding, Inc., Class A	30,030	48,635
#Ω	Guotai Junan Securities Co. Ltd., Class H	78,800	115,449
	Guoyuan Securities Co. Ltd., Class A	50,550	60,183
#	Gushengtang Holdings Ltd.	45,700	214,757
	H World Group Ltd. (1179 HK)	356,800	1,313,309
#*Ω	Haichang Ocean Park Holdings Ltd.	547,000	50,593
Ω	Haidilao International Holding Ltd.	395,000	796,683
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	165,209

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haier Smart Home Co. Ltd. (6690 HK), Class H	577,599	$2,096,236
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	15,975
	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	51,711
	Hainan Haide Capital Management Co. Ltd., Class A	61,915	73,197
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	9,800	28,004
	Hainan Jinpan Smart Technology Co. Ltd., Class A	7,055	34,556
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	123,352
	Hainan Mining Co. Ltd., Class A	24,200	23,689
	Hainan Strait Shipping Co. Ltd., Class A	87,900	72,947
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	22,599
	Haitian International Holdings Ltd.	305,000	843,624
	Haitong Securities Co. Ltd., Class H	479,200	399,127
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	70,379
	Hand Enterprise Solutions Co. Ltd., Class A	36,700	48,849
	Hangcha Group Co. Ltd., Class A	31,880	79,012
	Hangjin Technology Co. Ltd., Class A	5,000	12,667
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	38,288
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	57,365
		Shares	Value»
CHINA — (Continued)
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	$21,589
	Hangzhou Dptech Technologies Co. Ltd., Class A	13,700	44,510
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	16,736
	Hangzhou First Applied Material Co. Ltd., Class A	16,472	43,240
	Hangzhou Great Star Industrial Co. Ltd., Class A	15,700	63,231
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	29,118
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	23,700	40,755
	Hangzhou Iron & Steel Co., Class A	38,300	22,105
	Hangzhou Lion Microelectronics Co. Ltd., Class A	10,144	37,738
	Hangzhou Onechance Tech Corp., Class A	12,300	35,989
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	13,900	49,150
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	60,496
	Hangzhou Shunwang Technology Co. Ltd., Class A	13,800	28,610
	Hangzhou Sunrise Technology Co. Ltd., Class A	9,500	22,691
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	43,300	195,499
	Han's Laser Technology Industry Group Co. Ltd., Class A	6,600	23,898

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Hansoh Pharmaceutical Group Co. Ltd.	174,000	$405,690
	Haohua Chemical Science & Technology Co. Ltd., Class A	10,800	48,928
*Ω	Harbin Bank Co. Ltd., Class H	873,000	40,894
	Harbin Boshi Automation Co. Ltd., Class A	25,561	53,056
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	23,700	38,293
*	Harbin Pharmaceutical Group Co. Ltd., Class A	111,900	62,325
	HBIS Resources Co. Ltd., Class A	28,400	58,565
	Health & Happiness H&H International Holdings Ltd.	127,000	166,769
*	Healthcare Co. Ltd., Class A	15,400	13,742
*	Hebei Construction Group Corp. Ltd., Class H	180,000	15,339
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	14,297
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	22,700	66,012
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	27,461
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	38,715
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	30,060
	Heilongjiang Agriculture Co. Ltd., Class A	42,300	92,120
		Shares	Value»
CHINA — (Continued)
	Hello Group, Inc., Sponsored ADR	103,988	$735,195
	Henan Liliang Diamond Co. Ltd., Class A	12,100	48,510
	Henan Lingrui Pharmaceutical Co., Class A	26,474	79,833
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	74,583
	Henan Pinggao Electric Co. Ltd., Class A	27,800	71,178
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	131,431
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	39,211
*	Henan Yicheng New Energy Co. Ltd., Class A	84,700	68,553
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	38,914
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	33,518
	Hengan International Group Co. Ltd.	361,000	1,065,982
*	Hengdeli Holdings Ltd.	467,309	7,875
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	47,700	99,847
	Hengli Petrochemical Co. Ltd., Class A	110,300	213,024
	Hengtong Optic-electric Co. Ltd., Class A	35,000	85,225
	Hengyi Petrochemical Co. Ltd., Class A	47,720	42,838
#*	Hesai Group, ADR	18,778	84,501
	Hesteel Co. Ltd., Class A	300,600	93,329
	Hexing Electrical Co. Ltd., Class A	10,300	55,908
	HG Technologies Co. Ltd., Class A	8,200	21,350

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hi Sun Technology China Ltd.	1,011,000	$54,600
	Hiecise Precision Equipment Co. Ltd., Class A	6,700	21,821
	Hisense Home Appliances Group Co. Ltd., Class H	157,000	497,421
	Hitevision Co. Ltd., Class A	6,500	21,940
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,388	97,714
	HLA Group Corp. Ltd., Class A	82,300	65,857
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	29,355
	Homeland Interactive Technology Ltd.	136,000	25,271
	Hongfa Technology Co. Ltd., Class A	8,500	36,200
*	Honghua Group Ltd.	1,396,000	26,052
	Hongli Zhihui Group Co. Ltd., Class A	29,100	31,238
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	26,517
*	Hopson Development Holdings Ltd.	663,062	296,980
*	Horizon Construction Development Ltd.	267,000	53,741
*	Hoshine Silicon Industry Co. Ltd., Class A	5,500	45,685
	Hoyuan Green Energy Co. Ltd., Class A	22,690	75,928
Ω	Hua Hong Semiconductor Ltd.	301,000	841,866
	Huaan Securities Co. Ltd., Class A	23,080	19,963
	Huada Automotive Technology Corp. Ltd., Class A	5,500	24,715
	Huadian Heavy Industries Co. Ltd., Class A	33,500	28,168
		Shares	Value»
CHINA — (Continued)
	Huadong Medicine Co. Ltd., Class A	23,900	$110,996
	Huafon Chemical Co. Ltd., Class A	64,300	73,285
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	57,300	74,726
*	Huafu Fashion Co. Ltd., Class A	77,300	42,542
	Huagong Tech Co. Ltd., Class A	10,800	59,581
	Huakai Yibai Technology Co. Ltd., Class A	14,500	24,601
	Hualan Biological Engineering, Inc., Class A	23,400	54,226
	Huaming Power Equipment Co. Ltd., Class A	16,700	40,211
	Huangshan Novel Co. Ltd., Class A	31,900	46,261
	Huangshan Tourism Development Co. Ltd., Class A	21,000	33,382
#*	Huanxi Media Group Ltd.	380,000	28,757
	Huapont Life Sciences Co. Ltd., Class A	86,950	56,312
Ω	Huatai Securities Co. Ltd., Class H	194,200	328,716
	Huaxi Securities Co. Ltd., Class A	48,200	57,233
	Huaxia Bank Co. Ltd., Class A	176,536	175,450
	Huayu Automotive Systems Co. Ltd., Class A	70,100	148,726
	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	5,320
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	143,000	72,029
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	31,829
*	Hubei Dinglong Co. Ltd., Class A	7,000	26,565
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,250	72,237

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	$112,478
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	41,300	128,176
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	25,457
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,300	24,256
	Huishang Bank Corp. Ltd., Class H	123,900	37,787
	Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	102,568
	Hunan Aihua Group Co. Ltd., Class A	14,000	28,574
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	41,655
	Hunan Gold Corp. Ltd., Class A	31,100	72,812
*	Hunan Kaimeite Gases Co. Ltd., Class A	22,000	23,073
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	73,700	105,179
	Hunan Valin Steel Co. Ltd., Class A	148,900	98,223
	Hunan Zhongke Electric Co. Ltd., Class A	24,000	48,290
	Hundsun Technologies, Inc., Class A	19,400	72,969
	HUYA, Inc., ADR	39,605	137,033
*Ω	Hygeia Healthcare Holdings Co. Ltd.	148,400	335,584
	Hymson Laser Technology Group Co. Ltd., Class A	8,008	42,467
*	Hytera Communications Corp. Ltd., Class A	101,300	403,811
*	HyUnion Holding Co. Ltd., Class A	44,700	41,461
		Shares	Value»
CHINA — (Continued)
*	IAT Automobile Technology Co. Ltd., Class A	15,900	$26,271
#*Ω	iDreamSky Technology Holdings Ltd.	348,800	93,029
	IEIT Systems Co. Ltd., Class A	11,700	76,496
	Iflytek Co. Ltd., Class A	6,300	40,579
	IKD Co. Ltd., Class A	31,100	67,187
*	I-Mab, Sponsored ADR	18,909	20,233
*Ω	IMAX China Holding, Inc.	66,100	70,044
	Imeik Technology Development Co. Ltd., Class A	3,780	112,940
	Industrial & Commercial Bank of China Ltd., Class H	6,563,017	3,936,866
	Industrial Bank Co. Ltd., Class A	283,145	727,831
	Industrial Securities Co. Ltd., Class A	90,660	83,219
	INESA Intelligent Tech, Inc., Class A	16,500	34,952
	Infore Environment Technology Group Co. Ltd., Class A	108,400	73,545
#*Ω	Ingdan, Inc.	313,000	59,517
	Ingenic Semiconductor Co. Ltd., Class A	2,200	22,512
	Inkeverse Group Ltd.	276,000	35,481
	Inmyshow Digital Technology Group Co. Ltd., Class A	84,400	55,801
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	83,119
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	2,900	15,760
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	51,300	97,272

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	72,000	$282,961
*Ω	InnoCare Pharma Ltd.	192,000	163,334
*Ω	Innovent Biologics, Inc.	58,000	252,136
	Innuovo Technology Co. Ltd., Class A	55,400	58,240
	Insigma Technology Co. Ltd., Class A	32,500	32,561
	Inspur Digital Enterprise Technology Ltd.	216,000	90,301
	Intco Medical Technology Co. Ltd., Class A	20,880	76,278
	Intron Technology Holdings Ltd.	238,000	36,689
#*	iQIYI, Inc., ADR	283,378	739,617
	iRay Technology Co. Ltd., Class A	1,288	21,266
	IReader Technology Co. Ltd., Class A	10,100	27,886
*	IRICO Display Devices Co. Ltd., Class A	48,700	52,152
	IVD Medical Holding Ltd.	205,000	42,883
	JA Solar Technology Co. Ltd., Class A	69,401	188,836
	Jade Bird Fire Co. Ltd., Class A	43,150	63,809
	Jafron Biomedical Co. Ltd., Class A	11,000	48,280
	Jangho Group Co. Ltd., Class A	44,600	35,826
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	92,617
	JCET Group Co. Ltd., Class A	34,800	194,127
	JCHX Mining Management Co. Ltd., Class A	8,600	48,306
*Ω	JD Health International, Inc.	180,600	646,430
*Ω	JD Logistics, Inc.	520,300	1,058,748
	JD.com, Inc. (9618 HK), Class A	335,347	6,800,578
	Jenkem Technology Co. Ltd., Class A	1,328	10,533
*	Jia Yao Holdings Ltd.	49,000	9,340
		Shares	Value»
CHINA — (Continued)
	Jiajiayue Group Co. Ltd., Class A	29,000	$44,986
	Jiang Su Suyan Jingshen Co. Ltd., Class A	15,400	24,414
	Jiangling Motors Corp. Ltd., Class A	21,700	78,050
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	21,562
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	18,800	14,860
	Jiangsu Azure Corp., Class A	20,800	27,142
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	26,591
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	26,881
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	44,373
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	66,770	65,286
	Jiangsu Cnano Technology Co. Ltd., Class A	9,258	38,475
*	Jiangsu Dagang Co. Ltd., Class A	24,900	52,431
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	44,100	57,742
	Jiangsu Eastern Shenghong Co. Ltd., Class A	48,400	53,775
	Jiangsu Etern Co. Ltd., Class A	40,700	30,233
	Jiangsu Expressway Co. Ltd., Class H	302,000	303,891
	Jiangsu Financial Leasing Co. Ltd., Class A	47,300	34,272

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu General Science Technology Co. Ltd., Class A	57,300	$40,872
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	36,764
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	27,752
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	54,940
	Jiangsu Guoxin Corp. Ltd., Class A	27,300	29,636
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,600	44,232
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,826	71,479
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	21,425
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,500	27,098
*	Jiangsu Hoperun Software Co. Ltd., Class A	5,700	57,631
	Jiangsu Huachang Chemical Co. Ltd., Class A	20,300	21,893
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	23,379
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	27,388
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	119,800	67,753
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	18,300	114,456
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	49,526
	Jiangsu Leili Motor Co. Ltd., Class A	9,400	38,048
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,214	$24,739
	Jiangsu Linyang Energy Co. Ltd., Class A	81,100	84,109
*	Jiangsu Lopal Tech Co. Ltd., Class A	12,500	17,282
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,200	59,772
	Jiangsu Pacific Quartz Co. Ltd., Class A	19,800	85,106
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	16,600	23,478
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	68,208
	Jiangsu Shagang Co. Ltd., Class A	35,700	32,387
	Jiangsu Shemar Electric Co. Ltd., Class A	6,700	22,070
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	26,714
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	40,240
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	10,500	23,086
*	Jiangsu Sopo Chemical Co., Class A	27,700	27,477
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	68,000	48,296
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	39,698

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	10,000	$70,417
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,040	89,743
	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	26,701
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	38,330
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,800	84,815
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	54,129
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	125,796
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	63,399
	Jiangxi Bank Co. Ltd., Class H	339,000	32,192
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	19,200	18,925
	Jiangxi Copper Co. Ltd., Class H	301,000	506,315
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	44,628
	Jiangxi Guotai Group Co. Ltd., Class A	27,500	49,423
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	6,600	43,476
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	31,133
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	30,390
		Shares	Value»
CHINA — (Continued)
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	$25,523
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	60,977
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,600	21,716
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	43,483
	Jiayou International Logistics Co. Ltd., Class A	20,066	56,023
*	Jilin Chemical Fibre, Class A	59,600	33,214
	Jinchuan Group International Resources Co. Ltd.	1,052,000	75,871
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	81,718
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	26,849
	Jingjin Equipment, Inc., Class A	20,420	51,764
	Jinhong Gas Co. Ltd., Class A	16,136	43,219
*	Jinke Smart Services Group Co. Ltd., Class H	27,000	26,268
#	JinkoSolar Holding Co. Ltd., ADR	20,916	555,529
	Jinlei Technology Co. Ltd., Class A	9,500	33,295
	Jinlongyu Group Co. Ltd., Class A	10,300	24,840
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	91,400	34,228
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	18,857
	Jinzai Food Group Co. Ltd., Class A	13,000	22,443

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Jiumaojiu International Holdings Ltd.	636,000	$274,623
	Jiuzhitang Co. Ltd., Class A	10,500	10,782
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	21,563
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	25,400	24,551
	JNBY Design Ltd.	94,000	179,892
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	73,645
	Joinn Laboratories China Co. Ltd., Class A	11,708	28,814
Ω	Joinn Laboratories China Co. Ltd., Class H	11,900	13,488
	Jointo Energy Investment Co. Ltd. Hebei, Class A	25,500	18,786
	Jointown Pharmaceutical Group Co. Ltd., Class A	105,761	76,873
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,400	32,727
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	32,152
	Joy City Property Ltd.	2,264,000	69,828
	Joyoung Co. Ltd., Class A	28,300	40,107
	JS Corrugating Machinery Co. Ltd., Class A	12,700	29,174
Ω	JS Global Lifestyle Co. Ltd.	686,000	138,117
	JSTI Group, Class A	36,800	73,015
*	Ju Teng International Holdings Ltd.	412,000	51,199
	Juewei Food Co. Ltd., Class A	26,300	67,293
		Shares	Value»
CHINA — (Continued)
	Juneyao Airlines Co. Ltd., Class A	42,100	$75,553
*	Jutal Offshore Oil Services Ltd.	338,000	29,644
*Ω	JW Cayman Therapeutics Co. Ltd.	68,000	11,846
*	JY Grandmark Holdings Ltd.	13,000	636
	Kaishan Group Co. Ltd., Class A	24,500	32,882
	Kangji Medical Holdings Ltd.	145,000	108,046
*	KBC Corp. Ltd., Class A	4,429	15,635
	Keboda Technology Co. Ltd., Class A	4,100	32,700
	KEDE Numerical Control Co. Ltd., Class A	2,008	20,825
	Keeson Technology Corp. Ltd., Class A	9,984	13,121
	Kehua Data Co. Ltd., Class A	17,500	65,090
	Keli Motor Group Co. Ltd., Class A	14,000	25,455
	Keli Sensing Technology Ningbo Co. Ltd., Class A	5,300	24,974
*	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	33,148
	Kidswant Children Products Co. Ltd., Class A	44,000	69,112
	Kingboard Holdings Ltd.	330,900	801,262
	Kingboard Laminates Holdings Ltd.	474,473	412,306
*	KingClean Electric Co. Ltd., Class A	13,020	45,315
	Kingfa Sci & Tech Co. Ltd., Class A	41,600	52,333
	Kingnet Network Co. Ltd., Class A	40,600	76,096
	Kingsemi Co. Ltd., Class A	2,259	27,671
*	Kingsoft Cloud Holdings Ltd.	838,000	160,726
	Kingsoft Corp. Ltd.	340,600	1,173,791
*	Ko Yo Chemical Group Ltd.	2,964,000	20,016

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Konfoong Materials International Co. Ltd., Class A	3,300	$31,293
*	Konka Group Co. Ltd., Class A	48,100	47,717
	KPC Pharmaceuticals, Inc., Class A	13,400	28,647
*Ω	Kuaishou Technology	607,600	3,580,592
	Kuangda Technology Group Co. Ltd., Class A	42,700	33,254
	Kunlun Energy Co. Ltd.	1,600,000	1,517,378
	Kunshan Dongwei Technology Co. Ltd., Class A	3,707	14,555
	Kunshan Huguang Auto Harness Co. Ltd., Class A	6,000	28,151
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	10,800	39,896
*	Kyland Technology Co. Ltd., Class A	14,600	25,963
	Lakala Payment Co. Ltd., Class A	25,500	79,789
	Lancy Co. Ltd., Class A	6,700	16,685
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,300	28,065
	Lao Feng Xiang Co. Ltd., Class A	12,900	89,051
	Laobaixing Pharmacy Chain JSC, Class A	24,715	56,343
	Launch Tech Co. Ltd., Class H	30,500	21,825
	LB Group Co. Ltd., Class A	49,500	131,159
	Lee & Man Paper Manufacturing Ltd.	684,000	211,023
	Lee's Pharmaceutical Holdings Ltd.	163,500	25,284
*Ω	Legend Holdings Corp., Class H	374,100	367,043
	Lenovo Group Ltd.	2,844,000	3,750,201
	Lens Technology Co. Ltd., Class A	87,600	276,555
	Leoch International Technology Ltd.	111,000	21,794
		Shares	Value»
CHINA — (Continued)
	Lepu Medical Technology Beijing Co. Ltd., Class A	27,607	$46,765
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	7,200	19,871
	Levima Advanced Materials Corp., Class A	14,200	32,649
	LexinFintech Holdings Ltd., ADR	47,187	149,819
	Leyard Optoelectronic Co. Ltd., Class A	46,400	34,651
*	Li Auto, Inc. (2015 HK), Class A	105,400	1,325,414
	Li Ning Co. Ltd.	1,104,500	2,253,630
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	35,605
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	21,208
	Liaoning Cheng Da Co. Ltd., Class A	21,500	34,834
	Liaoning Port Co. Ltd., Class H	580,000	54,252
*	Lier Chemical Co. Ltd., Class A	43,792	50,773
*	Lifan Technology Group Co. Ltd., Class A	38,500	40,860
#*	Lifetech Scientific Corp.	1,398,000	300,316
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	22,373
	Linewell Software Co. Ltd., Class A	19,200	29,817
	Lingbao Gold Group Co. Ltd., Class H	142,000	64,068
	Lingyi iTech Guangdong Co., Class A	80,700	101,719
#Ω	Linklogis, Inc., Class B	330,000	71,416
*	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	32,182

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Livzon Pharmaceutical Group, Inc., Class H	77,771	$261,890
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	14,100	38,019
#	LK Technology Holdings Ltd.	292,000	112,465
	Loncin Motor Co. Ltd., Class A	64,300	73,815
Ω	Longfor Group Holdings Ltd.	513,000	831,063
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	20,650
	LONGi Green Energy Technology Co. Ltd., Class A	116,200	322,723
	Longshine Technology Group Co. Ltd., Class A	16,400	28,428
	Lonking Holdings Ltd.	1,008,000	194,054
*	Lotus Holdings Co. Ltd.	46,100	31,310
	Lucky Harvest Co. Ltd., Class A	10,200	40,521
	Luenmei Quantum Co. Ltd., Class A	96,100	80,024
	Luoniushan Co. Ltd., Class A	54,300	46,932
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	18,823
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	27,407
	Lushang Freda Pharmaceutical Co. Ltd., Class A	39,700	38,229
	Luxi Chemical Group Co. Ltd., Class A	48,300	79,427
	Luxin Venture Capital Group Co. Ltd., Class A	18,600	38,338
	Luxshare Precision Industry Co. Ltd., Class A	95,318	561,586
	Luyang Energy-Saving Materials Co. Ltd.	18,900	31,521
		Shares	Value»
CHINA — (Continued)
#*Ω	Luye Pharma Group Ltd.	858,500	$308,358
*	Maanshan Iron & Steel Co. Ltd., Class H	696,000	110,093
	Maccura Biotechnology Co. Ltd., Class A	28,400	56,066
	Malion New Materials Co. Ltd., Class A	19,200	21,964
	Mango Excellent Media Co. Ltd., Class A	41,800	147,367
#*Ω	Maoyan Entertainment	146,000	146,236
	Maxscend Microelectronics Co. Ltd., Class A	4,000	53,617
	Maxvision Technology Corp., Class A	7,500	23,615
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	51,165
Ω	Medlive Technology Co. Ltd.	73,000	79,465
	MeiG Smart Technology Co. Ltd., Class A	3,900	14,194
	Meihua Holdings Group Co. Ltd., Class A	37,900	50,439
#Ω	Meitu, Inc.	332,000	112,812
*Ω	Meituan, Class B	220,160	5,202,462
	Mesnac Co. Ltd., Class A	19,200	21,184
	Metallurgical Corp. of China Ltd., Class H	588,000	126,260
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	42,973
	MicroPort NeuroScientific Corp.	52,000	62,811
*	Microport Scientific Corp.	139,000	115,129
	Midea Group Co. Ltd., Class A	127,900	1,282,114
Ω	Midea Real Estate Holding Ltd.	173,600	74,365

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,300	$58,485
	Min Xin Holdings Ltd.	66,000	16,247
	Ming Yang Smart Energy Group Ltd., Class A	30,678	51,885
	Ming Yuan Cloud Group Holdings Ltd.	425,000	147,499
*	Mingfa Group International Co. Ltd.	374,000	6,725
#	MINISO Group Holding Ltd.	137,000	686,554
*	Minmetals Development Co. Ltd., Class A	31,100	33,252
*	Minmetals Land Ltd.	687,644	37,003
*	Minth Group Ltd.	446,000	815,047
	Miracle Automation Engineering Co. Ltd., Class A	12,400	22,069
	MLS Co. Ltd., Class A	47,400	57,191
*	MMG Ltd.	2,987,599	1,051,584
*Ω	Mobvista, Inc.	214,000	55,238
*	MOG Digitech Holdings Ltd.	180,000	28,793
	Monalisa Group Co. Ltd., Class A	20,500	25,622
	Moon Environment Technology Co. Ltd., Class A	23,600	35,484
	Morimatsu International Holdings Co. Ltd.	187,000	111,263
*	Muyuan Foods Co. Ltd., Class A	107,154	657,550
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	0
	MYS Group Co. Ltd., Class A	75,800	34,944
	Nancal Technology Co. Ltd., Class A	7,300	21,024
*	Nanfang Zhongjin Environment Co. Ltd., Class A	46,300	21,904
		Shares	Value»
CHINA — (Continued)
	Nanhua Futures Co. Ltd., Class A	16,700	$29,677
	NanJi E-Commerce Co. Ltd., Class A	73,286	33,367
	Nanjing Cosmos Chemical Co. Ltd., Class A	11,300	41,850
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	52,650
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	134,498
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,191	27,306
	Nanjing Pharmaceutical Co. Ltd., Class A	52,400	36,259
*	Nanjing Sample Technology Co. Ltd., Class H	14,000	690
*	Nanjing Tanker Corp., Class A	134,800	64,229
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	41,503
	Nantong Jianghai Capacitor Co. Ltd., Class A	26,300	54,975
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	37,083
	NARI Technology Co. Ltd., Class A	78,868	288,182
	National Silicon Industry Group Co. Ltd., Class A	10,831	34,101
	NAURA Technology Group Co. Ltd., Class A	2,700	148,629
*	NavInfo Co. Ltd., Class A	23,700	34,003
	NBTM New Materials Group Co. Ltd., Class A	10,100	24,525
	NetDragon Websoft Holdings Ltd.	168,500	219,516
	NetEase, Inc. (9999 HK)	153,100	2,463,194
	NetEase, Inc. (NTES US), ADR	26,568	2,138,990

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neusoft Corp., Class A	19,000	$29,723
	Neusoft Education Technology Co. Ltd.	27,200	9,024
	New China Life Insurance Co. Ltd., Class H	210,300	709,711
	New Guomai Digital Culture Co. Ltd., Class A	8,700	16,566
	New Hope Dairy Co. Ltd., Class A	22,900	39,595
*	New Hope Liuhe Co. Ltd., Class A	35,900	49,478
	Neway Valve Suzhou Co. Ltd., Class A	8,900	27,749
*	Newborn Town, Inc.	140,000	68,040
	Newland Digital Technology Co. Ltd., Class A	12,400	33,220
	Nexteer Automotive Group Ltd.	546,000	199,260
*	Nine Dragons Paper Holdings Ltd.	858,000	373,668
*	Ninestar Corp., Class A	7,891	31,209
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	24,128
	Ningbo Boway Alloy Material Co. Ltd., Class A	11,800	32,597
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	34,286
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	66,547
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	36,800	67,700
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	33,837
	Ningbo Joyson Electronic Corp., Class A	35,893	83,902
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,400	98,641
		Shares	Value»
CHINA — (Continued)
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	$30,593
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,248	47,450
	Ningbo Shanshan Co. Ltd., Class A	15,400	19,734
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	17,981
	Ningbo Tuopu Group Co. Ltd., Class A	16,925	102,856
	Ningbo Xusheng Group Co. Ltd., Class A	30,508	55,737
	Ningbo Yongxin Optics Co. Ltd., Class A	3,600	44,424
	Ningbo Yunsheng Co. Ltd., Class A	52,300	51,246
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	33,206
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	14,900	28,400
*	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	28,301
*	NIO, Inc. (9866 HK), Class A	154,030	792,243
*	Niu Technologies, Sponsored ADR	20,055	46,126
	NKY Medical Holdings Ltd., Class A	26,100	46,103
	Noah Holdings Ltd., Sponsored ADR	14,545	179,194
#Ω	Nongfu Spring Co. Ltd., Class H	344,000	1,281,694
	Norinco International Cooperation Ltd., Class A	37,780	54,635
	North Chemical Industries Co. Ltd., Class A	16,400	26,587
	North China Pharmaceutical Co. Ltd., Class A	62,800	50,470
	North Copper Co. Ltd., Class A	15,200	19,374

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	$46,567
	Northeast Securities Co. Ltd., Class A	32,000	38,417
	Northking Information Technology Co. Ltd., Class A	17,012	37,142
	Novoray Corp., Class A	3,491	25,263
*	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	24,572
*	Nuode New Materials Co. Ltd., Class A	51,300	28,863
	NYOCOR Co. Ltd., Class A	29,300	23,503
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	20,100	15,721
*Ω	Ocumension Therapeutics	37,500	27,096
*	Offcn Education Technology Co. Ltd., Class A	141,700	65,452
	Offshore Oil Engineering Co. Ltd., Class A	103,100	78,598
*	OFILM Group Co. Ltd., Class A	42,100	104,094
	Olympic Circuit Technology Co. Ltd., Class A	22,300	92,301
	Onewo, Inc., Class H	31,000	91,481
	Oppein Home Group, Inc., Class A	9,163	90,682
	Opple Lighting Co. Ltd., Class A	13,901	34,013
	OPT Machine Vision Tech Co. Ltd., Class A	2,830	24,535
	ORG Technology Co. Ltd., Class A	109,700	78,169
	Orient Overseas International Ltd.	49,500	674,746
Ω	Orient Securities Co. Ltd., Class H	178,800	119,187
*	Oriental Energy Co. Ltd., Class A	42,700	53,006
		Shares	Value»
CHINA — (Continued)
	Oriental Pearl Group Co. Ltd., Class A	55,600	$61,830
*	Ourpalm Co. Ltd., Class A	37,400	29,531
	Ovctek China, Inc., Class A	19,345	50,923
	Pacific Online Ltd.	38,000	1,586
*	Pacific Securities Co. Ltd., Class A	34,600	21,730
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,600	30,208
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	41,686
	PCI Technology Group Co. Ltd., Class A	71,280	49,103
*	PDD Holdings, Inc., ADR	80,479	9,704,963
*Ω	Peijia Medical Ltd.	157,000	78,409
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	8,951
*	Pengxin International Mining Co. Ltd., Class A	66,700	30,416
	People.cn Co. Ltd., Class A	4,600	14,735
	People's Insurance Co. Group of China Ltd. , Class H	1,229,000	620,343
	Perfect World Co. Ltd., Class A	35,800	50,489
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	28,371
	PhiChem Corp., Class A	22,700	50,005
	PICC Property & Casualty Co. Ltd., Class H	1,499,582	2,274,820
	Ping An Bank Co. Ltd., Class A	329,500	527,673
#*Ω	Ping An Healthcare & Technology Co. Ltd.	250,800	371,853
	Ping An Insurance Group Co. of China Ltd., Class H	1,265,000	7,837,661

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PNC Process Systems Co. Ltd., Class A	14,220	$52,172
	POCO Holding Co. Ltd., Class A	3,660	24,053
*	Polaris Bay Group Co. Ltd., Class A	39,700	43,582
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	131,840
	Poly Property Group Co. Ltd.	1,052,860	227,196
	Poly Property Services Co. Ltd., Class H	74,400	308,971
	Pony Testing International Group Co. Ltd., Class A	17,770	19,849
Ω	Pop Mart International Group Ltd.	152,600	1,379,639
	Porton Pharma Solutions Ltd., Class A	26,800	69,869
Ω	Postal Savings Bank of China Co. Ltd., Class H	2,017,000	1,158,325
	Pou Sheng International Holdings Ltd.	1,282,687	95,297
	Power Construction Corp. of China Ltd., Class A	246,300	190,723
*	Powerwin Tech Group Ltd.	68,000	22,445
	Prinx Chengshan Holdings Ltd.	89,500	95,127
#*	Productive Technologies Co. Ltd.	390,000	9,645
	Pulike Biological Engineering, Inc., Class A	10,800	19,575
	PW Medtech Group Ltd.	317,000	43,559
	Pylon Technologies Co. Ltd., Class A	1,997	13,735
*	Q Technology Group Co. Ltd.	220,000	143,870
*	Qi An Xin Technology Group, Inc., Class A	10,675	47,653
		Shares	Value»
CHINA — (Continued)
	Qianhe Condiment & Food Co. Ltd., Class A	26,348	$45,624
	Qifu Technology, Inc., ADR	69,810	2,290,466
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	24,515
	Qingdao East Steel Tower Stock Co. Ltd., Class A	45,500	44,624
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	48,318
	Qingdao Gaoce Technology Co. Ltd., Class A	23,548	45,485
	Qingdao Gon Technology Co. Ltd., Class A	16,100	51,745
	Qingdao Haier Biomedical Co. Ltd., Class A	10,035	43,684
	Qingdao Hanhe Cable Co. Ltd., Class A	120,400	58,446
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	22,375
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	6,800	84,185
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	18,688
Ω	Qingdao Port International Co. Ltd., Class H	72,000	50,446
	Qingdao Rural Commercial Bank Corp., Class A	149,800	61,517
	Qingdao Sentury Tire Co. Ltd., Class A	17,220	66,656
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	51,592

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Topscomm Communication, Inc., Class A	24,800	$23,171
*	Qinghai Salt Lake Industry Co. Ltd., Class A	54,700	137,941
*	Qingling Motors Co. Ltd., Class H	384,000	24,745
*	Qudian, Inc., Sponsored ADR	79,943	187,067
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	25,648
	Quectel Wireless Solutions Co. Ltd., Class A	4,660	34,280
	Quick Intelligent Equipment Co. Ltd., Class A	7,900	25,849
#*	Radiance Holdings Group Co. Ltd.	320,000	124,646
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	34,703
	Range Intelligent Computing Technology Group Co. Ltd., Class A	11,800	53,031
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	22,582
	Raytron Technology Co. Ltd., Class A	6,778	48,154
	Red Avenue New Materials Group Co. Ltd., Class A	5,400	25,291
*Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	63,666
#*Ω	Redco Properties Group Ltd.	630,000	35,657
	Renhe Pharmacy Co. Ltd., Class A	57,900	46,927
	Renrui Human Resources Technology Holdings Ltd.	34,000	18,350
	Rianlon Corp., Class A	10,100	39,075
	Richinfo Technology Co. Ltd., Class A	16,300	50,998
	Risen Energy Co. Ltd., Class A	29,000	58,689
		Shares	Value»
CHINA — (Continued)
	Riyue Heavy Industry Co. Ltd., Class A	21,900	$40,183
	Rizhao Port Co. Ltd., Class A	76,200	33,864
	Rockchip Electronics Co. Ltd., Class A	2,700	33,445
	Rongan Property Co. Ltd., Class A	52,800	18,449
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	27,290
	Rongsheng Petrochemical Co. Ltd., Class A	118,300	156,785
*	Roshow Technology Co. Ltd., Class A	52,700	49,387
	Ruida Futures Co. Ltd., Class A	13,500	30,384
	Runjian Co. Ltd., Class A	10,100	42,142
	Sai Micro Electronics, Inc., Class A	11,000	30,336
	SAIC Motor Corp. Ltd., Class A	63,100	114,164
	Sailun Group Co. Ltd., Class A	60,200	122,593
	Sanan Optoelectronics Co. Ltd., Class A	39,800	76,718
	Sanquan Food Co. Ltd., Class A	21,004	32,240
*	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	55,031
	Sansure Biotech, Inc., Class A	12,674	40,034
	Sanwei Holding Group Co. Ltd., Class A	12,800	23,021
#	Sany Heavy Equipment International Holdings Co. Ltd.	584,000	383,034
	Sany Heavy Industry Co. Ltd., Class A	48,000	123,221
	Satellite Chemical Co. Ltd., Class A	79,857	212,242
	SDIC Capital Co. Ltd., Class A	29,600	33,001
	Sealand Securities Co. Ltd., Class A	112,300	79,012
#*	Seazen Group Ltd.	1,277,333	385,805

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Seazen Holdings Co. Ltd., Class A	31,300	$64,120
	S-Enjoy Service Group Co. Ltd.	173,000	80,094
	SF Holding Co. Ltd., Class A	89,267	561,370
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	41,800	25,020
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	27,055
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	23,633
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	34,664
*	Shandong Chenming Paper Holdings Ltd., Class H	105,000	22,565
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	32,336
	Shandong Denghai Seeds Co. Ltd., Class A	28,600	40,855
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	37,300	44,494
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	259,522
	Shandong Haihua Co. Ltd., Class A	24,500	19,436
	Shandong Head Group Co. Ltd., Class A	11,700	22,990
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,300	78,628
	Shandong Hi-speed Co. Ltd., Class A	35,300	42,640
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	41,800	37,943
		Shares	Value»
CHINA — (Continued)
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	37,330	$120,292
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	49,040	24,388
	Shandong Humon Smelting Co. Ltd., Class A	45,300	70,514
*	Shandong Iron & Steel Co. Ltd., Class A	132,100	28,654
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	23,686
	Shandong Jinjing Science & Technology Co. Ltd., Class A	51,300	44,452
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	91,013
	Shandong Lukang Pharma, Class A	31,100	36,428
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	102,703
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,400	57,977
	Shandong Publishing & Media Co. Ltd., Class A	47,900	71,888
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	156,905
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	8,900	59,053
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,350,800	840,579
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	42,637
	Shandong Xiantan Co. Ltd., Class A	25,500	21,531

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	37,100	$46,876
	Shandong Yulong Gold Co. Ltd., Class A	12,000	20,907
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	34,300	39,210
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	45,100	81,223
	Shanghai AJ Group Co. Ltd., Class A	81,581	68,667
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	2,404	17,586
	Shanghai AtHub Co. Ltd., Class A	25,844	59,927
	Shanghai Bailian Group Co. Ltd., Class A	64,100	88,121
	Shanghai Baolong Automotive Corp., Class A	13,300	71,682
	Shanghai Baosight Software Co. Ltd., Class A	21,485	81,165
	Shanghai Baosteel Packaging Co. Ltd., Class A	15,500	11,287
	Shanghai Belling Co. Ltd., Class A	3,800	27,384
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	821	21,812
	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	27,143
	Shanghai Chinafortune Co. Ltd., Class A	14,500	31,647
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	11,000	14,390
	Shanghai Construction Group Co. Ltd., Class A	232,300	82,069
		Shares	Value»
CHINA — (Continued)
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	20,884	$28,344
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,200	18,628
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	29,735
*	Shanghai Electric Group Co. Ltd., Class H	90,000	29,017
	Shanghai Environment Group Co. Ltd., Class A	34,392	40,601
*	Shanghai Feilo Acoustics Co. Ltd., Class A	56,700	33,912
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	15,494
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	83,000	176,751
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	28,219
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	6,490	45,245
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	28,822
	Shanghai Gench Education Group Ltd.	34,500	14,137
	Shanghai Gentech Co. Ltd., Class A	11,944	62,323
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	52,549
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	13,720	53,120

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Shanghai Henlius Biotech, Inc., Class H	7,100	$19,834
	Shanghai Huace Navigation Technology Ltd., Class A	10,700	55,208
	Shanghai Huafon Aluminium Corp., Class A	17,700	40,595
	Shanghai Industrial Holdings Ltd.	237,000	361,486
	Shanghai Industrial Urban Development Group Ltd.	918,400	51,882
#	Shanghai INT Medical Instruments Co. Ltd.	24,000	91,658
	Shanghai International Airport Co. Ltd., Class A	3,900	19,170
	Shanghai Jahwa United Co. Ltd., Class A	7,900	18,288
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	22,900	86,831
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	22,692
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	29,945
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	25,892
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	37,753
	Shanghai Lingang Holdings Corp. Ltd., Class A	23,100	36,806
	Shanghai M&G Stationery, Inc., Class A	18,000	73,381
		Shares	Value»
CHINA — (Continued)
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	$63,062
*	Shanghai Medicilon, Inc., Class A	3,931	19,356
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,658	37,238
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,100	23,065
	Shanghai Pioneer Holding Ltd.	119,000	32,849
	Shanghai Pret Composites Co. Ltd., Class A	18,500	21,857
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	38,162
	Shanghai Pudong Development Bank Co. Ltd., Class A	248,100	343,747
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	52,139
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	36,234
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	63,011
	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	50,347
	Shanghai Rural Commercial Bank Co. Ltd., Class A	61,900	67,476
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	45,600	34,497
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	81,946
	Shanghai Stonehill Technology Co. Ltd., Class A	59,600	25,874

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	18,000	$20,920
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	20,026
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	87,563
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	56,419
	Shanghai Wanye Enterprises Co. Ltd., Class A	20,700	44,247
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	58,112
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	50,701
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,181	40,938
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,448	21,439
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	54,178
	Shanjin International Gold Co. Ltd., Class A	53,280	134,265
	Shannon Semiconductor Technology Co. Ltd., Class A	4,600	21,929
	Shantui Construction Machinery Co. Ltd., Class A	22,900	28,757
	Shanxi Hi-speed Group Co. Ltd., Class A	18,200	12,257
	Shanxi Securities Co. Ltd., Class A	59,800	53,454
		Shares	Value»
CHINA — (Continued)
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	$44,390
	Sharetronic Data Technology Co. Ltd., Class A	2,700	27,623
	Shengda Resources Co. Ltd., Class A	32,200	66,904
	Shenghe Resources Holding Co. Ltd., Class A	23,500	37,337
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	19,243
	Shengyi Technology Co. Ltd., Class A	16,700	48,096
	Shenma Industry Co. Ltd., Class A	12,700	12,564
	Shennan Circuits Co. Ltd., Class A	7,916	116,051
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	162,400	51,728
*	Shenyang Jinbei Automotive Co. Ltd., Class A	65,300	54,039
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,744	33,570
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	57,012
	Shenzhen Airport Co. Ltd., Class A	81,000	79,163
	Shenzhen Aisidi Co. Ltd., Class A	47,700	97,890
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	33,789
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	54,469
	Shenzhen Center Power Tech Co. Ltd., Class A	9,100	16,495
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	27,652
	Shenzhen Click Technology Co. Ltd., Class A	13,300	22,854

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	$37,560
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	39,751
	Shenzhen Desay Battery Technology Co., Class A	6,393	22,596
*	Shenzhen Dynanonic Co. Ltd., Class A	4,574	25,579
	Shenzhen Envicool Technology Co. Ltd., Class A	21,710	98,773
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	29,080	73,097
	Shenzhen Expressway Corp. Ltd., Class H	216,000	196,014
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	24,722
	Shenzhen FRD Science & Technology Co. Ltd., Class A	7,800	23,126
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	40,500	47,856
	Shenzhen Gas Corp. Ltd., Class A	60,600	62,550
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	28,253
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	32,755
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	19,500	33,254
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	85,000	47,630
	Shenzhen Honor Electronic Co. Ltd., Class A	2,900	23,126
		Shares	Value»
CHINA — (Continued)
	Shenzhen Hopewind Electric Co. Ltd., Class A	20,900	$53,967
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,800	96,427
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	58,169
	Shenzhen International Holdings Ltd.	715,917	607,793
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	24,158
	Shenzhen Investment Ltd.	1,378,668	169,677
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	24,708
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	17,419
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	70,812
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,000	69,449
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	15,460	41,062
	Shenzhen Kedali Industry Co. Ltd., Class A	6,600	91,463
*	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	35,633	88,390
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	69,816
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	15,500	43,224
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	38,741

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Leaguer Co. Ltd., Class A	46,673	$69,580
	Shenzhen Lifotronic Technology Co. Ltd., Class A	9,595	22,681
	Shenzhen Megmeet Electrical Co. Ltd., Class A	20,400	129,889
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	36,797
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,500	468,323
	Shenzhen MTC Co. Ltd., Class A	133,018	99,313
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	52,500	20,487
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,100	78,092
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	24,129
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	47,421
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	127,900	53,327
	Shenzhen Pagoda Industrial Group Corp. Ltd.	398,000	76,208
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	23,507
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	12,287	55,586
	Shenzhen SC New Energy Technology Corp., Class A	7,600	79,759
	Shenzhen SED Industry Co. Ltd., Class A	20,800	57,210
	Shenzhen SEG Co. Ltd., Class A	21,500	33,411
		Shares	Value»
CHINA — (Continued)
	Shenzhen Senior Technology Material Co. Ltd., Class A	42,543	$65,138
	Shenzhen Sinexcel Electric Co. Ltd., Class A	6,400	22,751
	Shenzhen Sunline Tech Co. Ltd., Class A	22,000	55,987
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	57,727
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	17,808
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	25,900	34,099
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	60,137
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	62,259
	Shenzhen Topband Co. Ltd., Class A	49,000	79,922
	Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	26,928
	Shenzhen Transsion Holdings Co. Ltd., Class A	6,914	92,619
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	18,540
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	144,282
*	Shenzhen World Union Group, Inc., Class A	101,200	37,663
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	39,016	27,177
	Shenzhen Yinghe Technology Co. Ltd., Class A	23,900	79,159

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	$39,350
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	93,682
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	96,609
	Shenzhou International Group Holdings Ltd.	141,500	1,092,664
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	44,211
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	246,266
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,313	50,958
	Shinva Medical Instrument Co. Ltd., Class A	27,690	67,388
*††	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	2,884
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	65,600	66,460
	Shui On Land Ltd.	1,869,521	170,966
*	Siasun Robot & Automation Co. Ltd., Class A	12,300	23,516
	Sichuan Changhong Electric Co. Ltd., Class A	43,200	99,973
	Sichuan Chengfei Integration Technology Corp., Class A	16,200	39,718
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	63,297
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	41,600	$110,596
	Sichuan EM Technology Co. Ltd., Class A	19,400	23,359
#	Sichuan Expressway Co. Ltd., Class H	284,000	115,501
	Sichuan Furong Technology Co. Ltd., Class A	12,727	28,719
	Sichuan Haite High-tech Co. Ltd., Class A	31,856	53,474
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	82,390
	Sichuan Injet Electric Co. Ltd., Class A	9,400	66,583
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	16,000	50,552
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	116,038
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	45,467
*	Sichuan New Energy Power Co. Ltd., Class A	29,600	48,878
	Sichuan Road & Bridge Group Co. Ltd., Class A	127,880	137,548
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	51,942
	Sichuan Yahua Industrial Group Co. Ltd., Class A	25,100	37,354
	Sieyuan Electric Co. Ltd., Class A	9,000	96,653
*	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	183,146
	SIM Technology Group Ltd.	348,000	15,226
Ω	Simcere Pharmaceutical Group Ltd.	263,000	237,306

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sineng Electric Co. Ltd., Class A	5,800	$37,166
	Sino Biopharmaceutical Ltd.	4,360,000	1,980,604
	Sinocare, Inc., Class A	8,200	29,993
*	Sinochem International Corp., Class A	81,480	48,471
	Sinofert Holdings Ltd.	1,130,000	168,332
	Sinofibers Technology Co. Ltd., Class A	13,600	59,205
	Sinolink Securities Co. Ltd., Class A	16,800	21,599
*	Sinolink Worldwide Holdings Ltd.	1,274,400	19,654
	Sinoma International Engineering Co., Class A	68,000	98,689
	Sinoma Science & Technology Co. Ltd., Class A	32,314	58,925
	Sinomach Automobile Co. Ltd., Class A	42,800	38,617
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	26,869
	Sinomine Resource Group Co. Ltd., Class A	10,914	50,809
	Sinopec Kantons Holdings Ltd.	548,000	301,823
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	246,324
	Sinopharm Group Co. Ltd., Class H	577,600	1,438,969
	Sino-Platinum Metals Co. Ltd., Class A	16,078	32,000
	Sinoseal Holding Co. Ltd., Class A	7,200	36,745
	Sinosoft Co. Ltd., Class A	15,820	49,389
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	67,782
	Sinosteel New Materials Co. Ltd., Class A	22,500	24,074
	Sinotrans Ltd., Class H	1,128,000	503,979
		Shares	Value»
CHINA — (Continued)
	Sinotruk Hong Kong Ltd.	245,000	$661,274
	Sinotruk Jinan Truck Co. Ltd., Class A	23,086	54,477
	Skshu Paint Co. Ltd., Class A	5,980	37,560
	Skyworth Digital Co. Ltd., Class A	33,900	67,717
	Skyworth Group Ltd.	650,945	258,933
	Snowsky Salt Industry Group Co. Ltd., Class A	14,000	11,071
*	SOHO China Ltd.	1,086,412	100,520
	Songcheng Performance Development Co. Ltd., Class A	15,500	21,063
	Sonoscape Medical Corp., Class A	5,730	28,681
	SooChow Securities Co. Ltd., Class A	42,710	48,860
	Southwest Securities Co. Ltd., Class A	83,700	56,569
*	Spring Airlines Co. Ltd., Class A	11,700	90,495
	SSY Group Ltd.	777,719	377,555
	Stanley Agricultural Group Co. Ltd., Class A	21,300	21,776
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	54,700	49,217
	StarPower Semiconductor Ltd., Class A	3,620	48,927
	State Grid Information & Communication Co. Ltd., Class A	30,700	88,000
	STO Express Co. Ltd., Class A	63,400	96,691
	Sumavision Technologies Co. Ltd., Class A	57,800	48,767
	Sumec Corp. Ltd., Class A	32,900	41,725
	Sun Art Retail Group Ltd.	749,000	220,447
*	Sun King Technology Group Ltd.	470,000	74,327

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	$75,037
	Sungrow Power Supply Co. Ltd., Class A	33,040	421,111
	Suning Universal Co. Ltd., Class A	121,700	40,948
	Sunny Optical Technology Group Co. Ltd.	279,000	1,814,894
	Sunresin New Materials Co. Ltd., Class A	8,480	58,267
	Sunrise Group Co. Ltd., Class A	48,300	37,098
	Sunstone Development Co. Ltd., Class A	11,200	21,740
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	37,463
	Sunwoda Electronic Co. Ltd., Class A	22,900	72,855
	Suofeiya Home Collection Co. Ltd., Class A	20,320	55,413
	SUPCON Technology Co. Ltd., Class A	7,258	49,129
	Suzhou Anjie Technology Co. Ltd., Class A	13,200	29,024
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	29,700	130,769
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	48,049
	Suzhou Good-Ark Electronics Co. Ltd., Class A	32,300	54,418
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	49,587
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	6,800	67,231
		Shares	Value»
CHINA — (Continued)
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	21,300	$32,940
	Suzhou Sushi Testing Group Co. Ltd., Class A	27,600	51,024
	Suzhou TFC Optical Communication Co. Ltd., Class A	5,656	100,884
	Suzhou TZTEK Technology Co. Ltd., Class A	4,483	23,133
	Suzhou Veichi Electric Co. Ltd., Class A	3,259	15,555
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	99,800	32,709
	SY Holdings Group Ltd.	194,000	171,555
	Symphony Holdings Ltd.	690,000	74,612
	SYoung Group Co. Ltd., Class A	10,400	18,525
	Taiji Computer Corp. Ltd., Class A	12,479	46,832
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	27,093
*	Tangrenshen Group Co. Ltd., Class A	58,137	43,389
	TangShan Port Group Co. Ltd., Class A	149,630	91,901
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	53,114
	Tansun Technology Co. Ltd., Class A	11,500	26,903
	Tasly Pharmaceutical Group Co. Ltd., Class A	17,300	36,437
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	38,232
	TCL Electronics Holdings Ltd.	443,666	314,886
	TCL Technology Group Corp., Class A	196,660	146,563

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	34,878	$62,184
	TDG Holdings Co. Ltd., Class A	56,500	61,547
*††	Tech-Pro, Inc.	1,644,000	0
	Ten Pao Group Holdings Ltd.	172,000	32,034
	Tencent Holdings Ltd.	919,800	47,960,294
	Tencent Music Entertainment Group, ADR	62,729	698,174
	Tenfu Cayman Holdings Co. Ltd.	66,000	31,956
	Three Squirrels, Inc., Class A	16,400	59,006
	Three's Co. Media Group Co. Ltd., Class A	7,606	32,612
	Thunder Software Technology Co. Ltd., Class A	3,200	26,058
	Tian An China Investment Co. Ltd.	209,000	107,277
#	Tian Lun Gas Holdings Ltd.	80,000	34,878
*††	Tian Shan Development Holding Ltd.	114,000	0
	Tiande Chemical Holdings Ltd.	252,000	38,122
*	Tianfeng Securities Co. Ltd., Class A	67,500	61,110
	Tiangong International Co. Ltd.	772,000	178,167
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	39,191
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	53,817
	Tianjin Development Holdings Ltd.	186,000	47,404
	Tianjin Port Development Holdings Ltd.	1,068,000	91,850
		Shares	Value»
CHINA — (Continued)
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	$47,324
	Tianjin Teda Co. Ltd., Class A	79,200	53,872
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	38,461
*	Tianma Microelectronics Co. Ltd., Class A	52,549	67,578
	Tianneng Battery Group Co. Ltd., Class A	6,417	26,488
#	Tianneng Power International Ltd.	396,000	321,737
#	Tianqi Lithium Corp., Class H	54,600	182,419
	Tianrun Industry Technology Co. Ltd., Class A	44,800	30,282
	Tianshan Aluminum Group Co. Ltd., Class A	134,487	156,299
	Tianshui Huatian Technology Co. Ltd., Class A	54,302	104,375
*	Tianyun International Holdings Ltd.	164,000	67,506
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	15,238
	Tibet Huayu Mining Co. Ltd., Class A	15,300	28,540
	Tibet Mineral Development Co. Ltd., Class A	8,200	25,271
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	50,313
	Time Interconnect Technology Ltd.	192,000	120,756
	Tingyi Cayman Islands Holding Corp.	784,000	1,143,773
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	54,665
	TK Group Holdings Ltd.	102,000	23,189

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TKD Science & Technology Co. Ltd., Class A	12,800	$28,054
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	43,340
	Toly Bread Co. Ltd., Class A	55,220	46,610
	Tomson Group Ltd.	203,281	63,768
	Tongcheng Travel Holdings Ltd.	533,600	1,207,233
*	Tongdao Liepin Group	108,200	31,721
*	Tongding Interconnection Information Co. Ltd., Class A	37,400	23,418
	TongFu Microelectronics Co. Ltd., Class A	40,700	153,662
*	Tongguan Gold Group Ltd.	230,000	14,317
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	36,735
	Tongkun Group Co. Ltd., Class A	20,200	33,437
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	50,963
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	126,646
	Tongwei Co. Ltd., Class A	99,979	433,462
	Tongyu Communication, Inc., Class A	12,090	23,545
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	48,824
	Topchoice Medical Corp., Class A	5,882	41,557
*	Topsec Technologies Group, Inc., Class A	45,000	49,859
Ω	Topsports International Holdings Ltd.	1,221,000	406,834
	Towngas Smart Energy Co. Ltd.	351,996	144,865
		Shares	Value»
CHINA — (Continued)
*	TPV Technology Co. Ltd., Class A	110,500	$44,206
	Transfar Zhilian Co. Ltd., Class A	81,800	49,616
	TravelSky Technology Ltd., Class H	339,500	475,838
*	Trigiant Group Ltd.	420,000	16,879
	Trina Solar Co. Ltd., Class A	40,870	143,939
*	Trip.com Group Ltd. (9961 HK)	22,350	1,438,322
#*	Trip.com Group Ltd. (TCOM US), ADR	35,394	2,279,374
#*	Triumph New Energy Co. Ltd., Class H	76,000	42,895
	Triumph Science & Technology Co. Ltd., Class A	15,600	29,252
	TRS Information Technology Corp. Ltd., Class A	11,300	27,026
	Truking Technology Ltd., Class A	31,800	33,151
	Truly International Holdings Ltd.	1,045,140	141,855
*	Tsinghua Tongfang Co. Ltd., Class A	29,200	34,961
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	5,860
*	Tuniu Corp., Sponsored ADR	18,924	21,006
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	8,879	83,224
	Unilumin Group Co. Ltd., Class A	36,000	36,141
	Uni-President China Holdings Ltd.	767,966	718,778
	Unisplendour Corp. Ltd., Class A	30,640	112,467
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	32,627	68,093
††	Untrade.Lumena Newmat	23,400	0
*	UTour Group Co. Ltd., Class A	25,700	28,060
	Valiant Co. Ltd., Class A	47,100	70,615
	Vatti Corp. Ltd., Class A	25,800	28,553

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	14,900	$45,974
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	132,500	17,896
	Victory Giant Technology Huizhou Co. Ltd., Class A	23,900	149,538
	Vipshop Holdings Ltd., ADR	170,822	2,466,670
*	Visionox Technology, Inc., Class A	43,700	58,582
	Visual China Group Co. Ltd., Class A	12,500	25,986
*	Vnet Group, Inc., ADR	16,181	53,074
	Walvax Biotechnology Co. Ltd., Class A	11,400	23,659
*	Wanda Film Holding Co. Ltd., Class A	31,400	53,275
	Wangneng Environment Co. Ltd., Class A	18,508	39,066
	Wangsu Science & Technology Co. Ltd., Class A	36,600	49,513
	Wanguo Gold Group Ltd.	162,000	204,730
	Wanhua Chemical Group Co. Ltd., Class A	58,180	615,937
	Want Want China Holdings Ltd.	1,755,000	1,092,076
	Wanxiang Qianchao Co. Ltd., Class A	112,520	103,129
	Warom Technology, Inc. Co., Class A	11,200	32,255
	Wasion Holdings Ltd.	260,000	196,715
	Wasu Media Holding Co. Ltd., Class A	51,300	53,709
	Weibo Corp. (9898 HK), Class A	2,280	20,792
	Weibo Corp. (WB US), Sponsored ADR	27,414	248,097
	Weichai Power Co. Ltd., Class H	616,120	930,995
		Shares	Value»
CHINA — (Continued)
	Weifu High-Technology Group Co. Ltd., Class A	17,300	$43,179
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,500	24,520
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	64,596
#*Ω	Weimob, Inc.	860,000	178,549
*	Wellhope Foods Co. Ltd., Class A	33,300	38,359
*	Wencan Group Co. Ltd., Class A	12,000	39,598
	Wens Foodstuff Group Co. Ltd., Class A	47,900	125,439
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	35,056
	Western Metal Materials Co. Ltd., Class A	9,200	21,930
	Western Mining Co. Ltd., Class A	53,600	132,482
*	Western Region Gold Co. Ltd., Class A	13,200	24,268
	Western Securities Co. Ltd., Class A	38,904	44,766
	Western Superconducting Technologies Co. Ltd., Class A	4,196	29,711
	Wharf Holdings Ltd.	222,000	629,015
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,685	25,348
	Willfar Information Technology Co. Ltd., Class A	4,075	22,726
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	52,056
	Windey Energy Technology Group Co. Ltd., Class A	39,110	74,076
*	Wingtech Technology Co. Ltd., Class A	16,600	101,562
	Winner Medical Co. Ltd., Class A	13,940	61,188
	Winning Health Technology Group Co. Ltd., Class A	51,400	56,848

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Wolong Electric Group Co. Ltd., Class A	52,700	$110,890
Wuhan Dr. Laser Technology Corp. Ltd., Class A	6,720	74,052
Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	25,696
Wuhan Guide Infrared Co. Ltd., Class A	26,700	33,258
Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	15,517
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	18,500	55,271
Wuhu Token Science Co. Ltd., Class A	74,878	76,702
Wuling Motors Holdings Ltd.	280,000	18,363
WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	172,653
Wushang Group Co. Ltd., Class A	44,200	51,943
Wuxi Autowell Technology Co. Ltd., Class A	8,582	65,177
Wuxi Best Precision Machinery Co. Ltd., Class A	21,270	51,088
Wuxi Boton Technology Co. Ltd., Class A	16,200	43,313
Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	27,210
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,900	47,275
Wuxi NCE Power Co. Ltd., Class A	7,000	35,236
Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	21,231
Wuxi Taiji Industry Ltd. Co., Class A	45,800	51,018
		Shares	Value»
CHINA — (Continued)
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	$22,876
	XCMG Construction Machinery Co. Ltd., Class A	215,500	234,970
	XGD, Inc., Class A	16,776	64,879
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	652,500	83,442
	Xiamen Amoytop Biotech Co. Ltd., Class A	2,948	32,044
	Xiamen Bank Co. Ltd., Class A	108,100	79,195
	Xiamen C & D, Inc., Class A	49,800	65,239
	Xiamen Faratronic Co. Ltd., Class A	5,900	94,038
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	8,600	22,107
	Xiamen International Airport Co. Ltd., Class A	8,094	16,576
	Xiamen Intretech, Inc., Class A	25,350	46,821
	Xiamen ITG Group Corp. Ltd., Class A	72,700	66,761
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	31,854
	Xiamen Kingdomway Group Co., Class A	22,700	52,308
	Xiamen Tungsten Co. Ltd., Class A	36,978	101,025
	Xiamen Xiangyu Co. Ltd., Class A	70,700	58,444
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	17,620
	Xi'An Shaangu Power Co. Ltd., Class A	18,800	23,271
	Xi'an Triangle Defense Co. Ltd., Class A	20,100	75,599
	Xiandai Investment Co. Ltd., Class A	36,400	21,209

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiangcai Co. Ltd., Class A	40,700	$43,456
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	29,661
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	30,500	44,726
	Xianhe Co. Ltd., Class A	13,200	34,581
*Ω	Xiaomi Corp., Class B	982,600	3,370,216
	Xilinmen Furniture Co. Ltd., Class A	14,600	41,497
	Xinfengming Group Co. Ltd., Class A	44,200	69,973
	Xingda International Holdings Ltd.	414,493	67,636
	Xingfa Aluminium Holdings Ltd.	49,000	46,659
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	215,000	260,212
	Xinhuanet Co. Ltd., Class A	11,400	38,330
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	42,279
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	67,713
#*	Xinte Energy Co. Ltd., Class H	253,200	351,638
*	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	35,337
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	43,955
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	122,799	67,195
#	Xinyi Energy Holdings Ltd.	1,115,775	126,235
	Xinyi Solar Holdings Ltd.	2,980,283	1,528,487
	Xinyu Iron & Steel Co. Ltd., Class A	78,400	41,991
	Xinzhi Group Co. Ltd., Class A	12,600	24,325
		Shares	Value»
CHINA — (Continued)
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	$29,396
*	XPeng, Inc., Class A	198,400	1,121,016
	Xtep International Holdings Ltd.	790,560	586,289
	Xuji Electric Co. Ltd., Class A	14,300	61,035
*	Xunlei Ltd., ADR	30,350	61,610
Ω	Yadea Group Holdings Ltd.	503,856	870,288
	Yangling Metron New Material, Inc., Class A	22,000	78,718
*	Yangmei Chemical Co. Ltd., Class A	71,000	23,768
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	88,943
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	65,549
	Yankershop Food Co. Ltd., Class A	6,860	48,350
	Yantai China Pet Foods Co. Ltd., Class A	8,500	35,848
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	25,207
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	40,861
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,800	83,877
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	4,800	16,435
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	48,643
#*	Yatsen Holding Ltd., ADR	9,842	37,400
*	Yeahka Ltd.	64,400	91,402
	Yealink Network Technology Corp. Ltd., Class A	15,179	83,123

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yeebo International Holdings Ltd.	62,000	$18,814
	YGSOFT, Inc., Class A	51,436	46,058
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	29,181
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	203,405
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,831	76,160
	Yihai International Holding Ltd.	208,000	370,669
	Yinbang Clad Material Co. Ltd., Class A	21,200	56,110
	Yip's Chemical Holdings Ltd.	88,000	18,069
*	Yiren Digital Ltd., Sponsored ADR	52,378	295,412
Ω	Yixin Group Ltd.	615,000	60,113
	Yixintang Pharmaceutical Group Co. Ltd., Class A	20,800	39,272
	Yizumi Holdings Co. Ltd., Class A	9,800	32,128
	Yonfer Agricultural Technology Co. Ltd., Class A	67,100	125,259
*	Yonghui Superstores Co. Ltd., Class A	18,900	12,236
	Yongjin Technology Group Co. Ltd.	13,700	36,519
	YongXing Special Materials Technology Co. Ltd., Class A	13,199	71,591
*	Yonyou Network Technology Co. Ltd., Class A	13,900	22,197
	Yotrio Group Co. Ltd., Class A	68,400	30,690
	Youcare Pharmaceutical Group Co. Ltd., Class A	8,802	28,218
	Youngor Fashion Co. Ltd., Class A	41,200	43,533
	Youngy Co. Ltd., Class A	7,900	38,699
		Shares	Value»
CHINA — (Continued)
*	Youzu Interactive Co. Ltd., Class A	21,900	$30,491
	YTO Express Group Co. Ltd., Class A	58,500	134,985
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	14,576
	Yuexiu Property Co. Ltd.	797,058	659,401
	Yuexiu Services Group Ltd.	156,000	66,804
	Yuexiu Transport Infrastructure Ltd.	284,752	139,757
*	Yueyang Forest & Paper Co. Ltd., Class A	49,700	42,946
#	Yum China Holdings, Inc. (9987 HK)	47,200	2,120,951
	Yum China Holdings, Inc. (YUMC US)	40,430	1,783,367
	Yunda Holding Co. Ltd., Class A	84,092	98,413
	Yunnan Aluminium Co. Ltd., Class A	64,100	127,838
	Yunnan Baiyao Group Co. Ltd., Class A	15,498	124,481
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	63,700	51,578
	Yunnan Copper Co. Ltd., Class A	59,600	109,436
	Yunnan Energy Investment Co. Ltd., Class A	12,500	22,361
	Yunnan Energy New Material Co. Ltd., Class A	17,952	89,802
	Yunnan Nantian Electronics Information Co. Ltd., Class A	12,600	39,560
	Yunnan Tin Co. Ltd., Class A	38,200	81,759
	Yusys Technologies Co. Ltd., Class A	23,200	83,394
	Yutong Bus Co. Ltd., Class A	52,400	178,461
	Yutong Heavy Industries Co. Ltd., Class A	14,300	23,143

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zangge Mining Co. Ltd., Class A	28,800	$115,914
	ZBOM Home Collection Co. Ltd., Class A	14,742	31,151
	Zengame Technology Holding Ltd.	136,000	48,077
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	181,479
	Zhaojin Mining Industry Co. Ltd., Class H	509,000	891,990
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	11,830	16,507
	Zhefu Holding Group Co. Ltd., Class A	146,600	70,877
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	25,876
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	25,233
*	Zhejiang Century Huatong Group Co. Ltd., Class A	68,700	45,608
	Zhejiang Cfmoto Power Co. Ltd., Class A	6,400	142,018
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	9,200	23,256
	Zhejiang China Commodities City Group Co. Ltd., Class A	64,700	97,084
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	120,524
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	60,891
	Zhejiang Crystal-Optech Co. Ltd., Class A	33,500	107,434
		Shares	Value»
CHINA — (Continued)
	Zhejiang Dahua Technology Co. Ltd., Class A	41,500	$95,720
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	27,985
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	55,885
	Zhejiang Expressway Co. Ltd., Class H	553,399	366,646
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	53,372
	Zhejiang Hailiang Co. Ltd., Class A	42,600	52,651
	Zhejiang HangKe Technology, Inc. Co., Class A	15,826	40,938
	Zhejiang Hangmin Co. Ltd., Class A	40,400	41,814
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	30,700	25,649
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	38,375
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	22,110	57,464
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	40,417
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	27,000	20,652
	Zhejiang Huayou Cobalt Co. Ltd., Class A	27,540	120,062
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	68,316
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	33,199

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	$31,534
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	23,707
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	31,400	158,926
	Zhejiang Jingu Co. Ltd., Class A	15,600	25,782
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	65,481
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	48,800	35,551
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	64,395
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	20,200	46,369
	Zhejiang Juhua Co. Ltd., Class A	48,400	142,387
	Zhejiang Lante Optics Co. Ltd., Class A	8,359	27,645
	Zhejiang Longsheng Group Co. Ltd., Class A	49,400	69,857
	Zhejiang Medicine Co. Ltd., Class A	41,500	96,149
	Zhejiang Meida Industrial Co. Ltd., Class A	27,000	27,210
	Zhejiang Narada Power Source Co. Ltd., Class A	31,800	96,911
	Zhejiang NHU Co. Ltd., Class A	55,176	175,864
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	67,340	47,881
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	47,528
		Shares	Value»
CHINA — (Continued)
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,300	$22,770
	Zhejiang Runtu Co. Ltd., Class A	45,300	41,308
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	20,440	62,614
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	4,100	18,434
	Zhejiang Semir Garment Co. Ltd., Class A	113,000	96,194
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	33,300	24,304
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	6,700	20,277
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	7,200	28,430
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	8,600	37,477
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	31,064
	Zhejiang Sunoren Solar Technology Co. Ltd.	17,400	22,940
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	35,000	26,593
	Zhejiang Supor Co. Ltd., Class A	6,400	47,065
	Zhejiang Taihua New Material Group Co. Ltd., Class A	29,200	47,064
*	Zhejiang Tiantie Industry Co. Ltd., Class A	32,580	22,757
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	16,220	38,151
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	106,200	308,715

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	$31,759
	Zhejiang Wanma Co. Ltd., Class A	59,300	65,451
	Zhejiang Wansheng Co. Ltd., Class A	21,800	33,517
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	101,665
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,000	44,890
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,900	81,516
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	26,051
	Zhejiang XCC Group Co. Ltd., Class A	8,400	22,080
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	53,407
	Zhejiang Xinao Textiles, Inc., Class A	21,700	21,473
	Zhejiang Yasha Decoration Co. Ltd., Class A	49,500	27,559
	Zhejiang Yinlun Machinery Co. Ltd., Class A	34,400	91,534
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	14,700	35,462
*	Zhejiang Yongtai Technology Co. Ltd., Class A	25,500	35,064
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	3,200	16,335
	Zhende Medical Co. Ltd., Class A	17,100	55,449
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	192,124
		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	37,600	$26,139
	Zheshang Securities Co. Ltd., Class A	21,200	38,475
*	Zhewen Interactive Group Co. Ltd., Class A	38,900	30,427
#*	Zhihu, Inc.	18,100	22,035
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	340,600	614,414
	Zhongji Innolight Co. Ltd., Class A	3,780	74,690
	Zhongjin Gold Corp. Ltd., Class A	80,400	159,744
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	13,000	38,598
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	25,000	23,428
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	74,664
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	39,873
	Zhongsheng Group Holdings Ltd.	504,500	775,815
	Zhongtai Securities Co. Ltd., Class A	51,600	49,371
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Co. Ltd., Class A	15,400	24,476
*	Zhongyu Energy Holdings Ltd.	283,455	162,424
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	25,143
Ω	Zhou Hei Ya International Holdings Co. Ltd.	534,500	106,659
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	34,069
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	89,650	344,029

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,700	$36,162
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	62,623
*	Zhuzhou Smelter Group Co. Ltd., Class A	19,900	24,994
	Zhuzhou Times New Material Technology Co. Ltd., Class A	14,600	25,319
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	40,184
#	Zonqing Environmental Ltd.	24,000	20,278
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	199,316
	ZTE Corp., Class H	168,520	419,424
	ZTO Express Cayman, Inc. (2057 HK)	86,050	1,984,581
	ZTO Express Cayman, Inc. (ZTO US), ADR	37,307	862,165
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	18,500	27,129
TOTAL CHINA			419,767,880
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	60,072	118,774
	Bancolombia SA (BCOLO CB)	28,040	239,515
	Bancolombia SA (CIB US), Sponsored ADR	10,787	344,213
	Bolsa de Valores de Colombia	3,425	7,647
	Celsia SA ESP	114,302	97,636
	Cementos Argos SA	63,664	123,580
	Corp. Financiera Colombiana SA	50,633	172,542
	Grupo Argos SA	268	1,178
	Grupo Energia Bogota SA ESP	148,716	85,024
		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	47,866	$190,155
	Mineros SA	75,622	62,459
	Promigas SA ESP	13,434	23,375
TOTAL COLOMBIA			1,466,098
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	444,160
Ω	Moneta Money Bank AS	104,876	522,968
TOTAL CZECH REPUBLIC			967,128
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	404,349	625,717
*	EFG Holding SAE (EFGD LI), GDR	2,386	1,905
*	EFG Holding SAE (EFGZF US), GDR	12,944	10,355
TOTAL EGYPT			637,977
GREECE — (0.4%)
	Aegean Airlines SA	17,670	192,367
	Alpha Services & Holdings SA	399,847	602,301
	Athens Water Supply & Sewage Co. SA	7,860	49,587
	Autohellas Tourist & Trading SA	10,750	132,792
	Bank of Greece	9,494	136,397
	Ellaktor SA	32,777	63,395
#	ElvalHalcor SA	30,835	58,284
	Eurobank Ergasias Services & Holdings SA, Class A	353,467	731,401
*††	FF Group	11,777	0
	Fourlis Holdings SA	17,514	70,233
	GEK Terna SA	24,768	467,459
	Hellenic Exchanges - Athens Stock Exchange SA	11,596	53,394
	Hellenic Telecommunications Organization SA	26,133	431,824
	Helleniq Energy Holdings SA	44,609	335,480
	Ideal Holdings SA	8,328	55,114

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
#	Intracom Holdings SA	28,810	$86,570
*	Intrakat Technical & Energy Projects SA	10,661	57,010
	Jumbo SA	22,346	596,406
	Kri-Kri Milk Industry SA	4,083	61,922
*	LAMDA Development SA	26,091	209,569
	Metlen Energy & Metals SA	18,314	643,398
	Motor Oil Hellas Corinth Refineries SA	24,847	530,622
	National Bank of Greece SA	101,865	798,082
	Piraeus Financial Holdings SA	117,081	441,142
	Piraeus Port Authority SA	3,226	97,407
	Quest Holdings SA	11,811	71,361
	Sarantis SA	7,247	86,731
	Terna Energy SA	8,291	178,690
	Thrace Plastics Holding & Co.	11,889	47,449
TOTAL GREECE			7,286,387
HONG KONG — (0.0%)
	PAX Global Technology Ltd.	370,000	245,128
††	Untrade.China Dili	968,585	15,424
TOTAL HONG KONG			260,552
HUNGARY — (0.2%)
*	4iG Nyrt	18,019	38,568
	Magyar Telekom Telecommunications PLC	130,872	400,692
#*	MASTERPLAST Nyrt	1,200	8,475
	MOL Hungarian Oil & Gas PLC	132,354	918,476
#	Opus Global Nyrt	78,422	109,512
	OTP Bank Nyrt	35,689	1,776,812
TOTAL HUNGARY			3,252,535
INDIA — (19.5%)
	360 ONE WAM Ltd.	62,404	803,623
*	3i Infotech Ltd.	86,375	28,745
	3M India Ltd.	363	155,806
	63 Moons Technologies Ltd.	11,990	81,380
		Shares	Value»
INDIA — (Continued)
	Aarti Industries Ltd.	57,016	$345,869
	Aarti Pharmalabs Ltd.	14,254	108,799
*	Aavas Financiers Ltd.	18,600	368,443
	ABB India Ltd.	4,767	420,464
	Accelya Solutions India Ltd.	1,695	32,119
	Action Construction Equipment Ltd.	15,624	253,181
*	Adani Energy Solutions Ltd.	47,675	551,600
*	Adani Green Energy Ltd.	32,738	620,279
	Adani Total Gas Ltd.	33,358	284,365
*	Adani Wilmar Ltd.	22,071	90,663
	ADF Foods Ltd.	22,990	81,870
*	Aditya Birla Capital Ltd.	137,298	330,567
*	Aditya Birla Fashion & Retail Ltd.	104,052	380,599
	Aditya Birla Real Estate Ltd.	22,804	744,269
	Advanced Enzyme Technologies Ltd.	19,244	108,312
	Aegis Logistics Ltd.	63,627	604,713
*	Aether Industries Ltd.	3,588	36,208
*	Affle India Ltd.	4,407	80,240
	Agarwal Industrial Corp. Ltd.	849	10,882
	AGI Greenpac Ltd.	13,684	152,915
	Agro Tech Foods Ltd.	3,238	36,312
	Ahluwalia Contracts India Ltd.	14,434	181,967
	AIA Engineering Ltd.	12,715	585,960
	Ajanta Pharma Ltd.	20,040	726,908
	Ajmera Realty & Infra India Ltd.	2,632	28,216
	Akzo Nobel India Ltd.	4,369	229,630
	Alembic Ltd.	38,303	58,476
	Alembic Pharmaceuticals Ltd.	26,863	360,125
	Alkyl Amines Chemicals	4,362	108,659
*	Allcargo Gati Ltd.	16,070	18,616
*	Allcargo Logistics Ltd.	164,560	110,693
	Allcargo Terminals Ltd.	41,140	20,626

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Amara Raja Energy & Mobility Ltd.	66,017	$1,087,215
*	Amber Enterprises India Ltd.	6,542	467,281
	Ambika Cotton Mills Ltd.	875	16,428
	Anant Raj Ltd.	55,047	481,396
	Andhra Sugars Ltd.	25,805	32,280
	Angel One Ltd.	15,270	552,730
*Ω	Antony Waste Handling Cell Ltd.	2,458	23,593
	Anup Engineering Ltd.	2,718	111,830
	Apar Industries Ltd.	9,235	1,098,582
	APL Apollo Tubes Ltd.	48,102	865,776
	Apollo Pipes Ltd.	3,606	22,498
	Apollo Tyres Ltd.	199,907	1,188,119
	Aptech Ltd.	7,613	15,858
*	Arman Financial Services Ltd.	1,208	21,441
	Arvind Fashions Ltd.	23,253	155,840
	Arvind Ltd.	118,484	524,066
	Arvind SmartSpaces Ltd.	3,774	42,150
	Asahi India Glass Ltd.	26,662	237,745
*	Ashapura Minechem Ltd.	8,664	24,486
	Ashiana Housing Ltd.	17,142	63,099
	Ashok Leyland Ltd.	556,702	1,378,254
*	Ashoka Buildcon Ltd.	101,292	286,358
*	Asian Granito India Ltd.	39,862	32,685
	Asian Paints Ltd.	53,012	1,840,456
*	Astec Lifesciences Ltd.	2,277	29,403
	Astral Ltd.	27,004	566,833
	AstraZeneca Pharma India Ltd.	813	73,157
*	Atul Auto Ltd.	3,716	26,846
	Atul Ltd.	5,157	481,979
Ω	AU Small Finance Bank Ltd.	47,213	344,360
	AurionPro Solutions Ltd.	10,496	205,589
	Automotive Axles Ltd.	1,422	31,138
	Avadh Sugar & Energy Ltd.	6,289	46,398
	Avanti Feeds Ltd.	16,476	115,093
*Ω	Avenue Supermarts Ltd.	7,834	365,660
		Shares	Value»
INDIA — (Continued)
	Axis Bank Ltd. (AXSB IN)	443,751	$6,135,040
*	AXISCADES Technologies Ltd.	4,408	26,093
	Bajaj Auto Ltd.	11,331	1,322,143
	Bajaj Consumer Care Ltd.	40,812	110,425
	Bajaj Finance Ltd.	33,525	2,741,364
	Bajaj Finserv Ltd.	81,247	1,683,339
*	Bajaj Hindusthan Sugar Ltd.	494,081	202,153
	Bajaj Holdings & Investment Ltd.	6,407	783,596
	Balaji Amines Ltd.	4,328	109,090
	Balkrishna Industries Ltd.	20,605	698,699
	Balmer Lawrie & Co. Ltd.	37,385	106,608
	Balrampur Chini Mills Ltd.	64,088	471,462
	Banco Products India Ltd.	22,240	191,838
Ω	Bandhan Bank Ltd.	317,320	685,245
	Bank of Baroda	210,432	629,000
	Bank of India	146,663	188,787
	Bank of Maharashtra	358,842	232,017
	Bannari Amman Sugars Ltd.	1,410	58,574
	BASF India Ltd.	4,992	456,126
	Bata India Ltd.	22,969	369,764
	BEML Ltd.	8,602	413,802
	Berger Paints India Ltd.	78,596	502,907
*	BF Utilities Ltd.	5,676	57,402
	Bhagiradha Chemicals & Industries Ltd.	6,110	25,783
	Bhansali Engineering Polymers Ltd.	56,361	90,218
	Bharat Bijlee Ltd.	3,390	186,418
	Bharat Forge Ltd.	58,000	971,449
	Bharat Petroleum Corp. Ltd.	210,876	780,508
	Bharat Rasayan Ltd.	340	44,943
*	Bharat Wire Ropes Ltd.	5,468	15,453
	Bharti Airtel Ltd.	493,911	9,497,072
	Biocon Ltd.	83,052	311,386
	Birlasoft Ltd.	84,675	549,581
*	BL Kashyap & Sons Ltd.	10,978	10,538
*	Black Box Ltd.	26,907	154,957
	BLS International Services Ltd.	37,915	179,403

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Blue Dart Express Ltd.	1,912	$186,515
	Blue Star Ltd.	38,182	846,833
	BNP Paribas SA	9,311	14,085
	Bombay Burmah Trading Co.	14,764	485,361
	Bombay Dyeing & Manufacturing Co. Ltd.	17,099	47,370
*	Borosil Ltd.	7,671	40,247
*	Borosil Renewables Ltd.	12,458	65,995
*††	Borosil Scientific Ltd.	5,753	12,566
	Bosch Ltd.	813	338,096
	Brigade Enterprises Ltd.	38,206	536,155
*	Brightcom Group Ltd.	644,356	61,994
*	Britannia Industries Ltd.	20,607	1,401,787
	BSE Ltd.	24,570	1,302,812
*	Camlin Fine Sciences Ltd.	25,411	31,504
	Can Fin Homes Ltd.	51,290	528,406
	Canara Bank	461,269	562,505
	Cantabil Retail India Ltd.	4,993	13,737
*	Capacit'e Infraprojects Ltd.	19,654	88,528
	Carborundum Universal Ltd.	41,823	683,267
	Care Ratings Ltd.	10,849	188,405
*	Cartrade Tech Ltd.	4,990	63,947
	Carysil Ltd.	3,723	35,365
	Castrol India Ltd.	148,816	370,141
	CCL Products India Ltd.	36,971	297,484
	CE Info Systems Ltd.	3,469	79,861
	Ceat Ltd.	12,032	399,946
	Central Depository Services India Ltd.	43,206	792,092
	Centum Electronics Ltd.	1,210	26,541
	Century Enka Ltd.	9,604	65,982
	Century Plyboards India Ltd.	25,804	260,027
	Cera Sanitaryware Ltd.	1,969	168,118
	CG Power & Industrial Solutions Ltd.	174,085	1,450,664
*	Chalet Hotels Ltd.	21,998	227,016
		Shares	Value»
INDIA — (Continued)
	Chambal Fertilisers & Chemicals Ltd.	104,020	$596,502
*	Chemplast Sanmar Ltd.	2,018	11,399
	Chennai Petroleum Corp. Ltd.	20,061	152,225
*	Choice International Ltd.	13,351	82,023
	Cholamandalam Financial Holdings Ltd.	57,246	1,155,797
	Cholamandalam Investment & Finance Co. Ltd.	97,302	1,463,664
	CIE Automotive India Ltd.	64,286	377,573
	Cigniti Technologies Ltd.	6,994	117,354
	City Union Bank Ltd.	133,340	277,587
	CMS Info Systems Ltd.	21,563	137,075
*Ω	Coffee Day Enterprises Ltd.	16,288	6,614
	Coforge Ltd.	21,794	1,959,027
	Colgate-Palmolive India Ltd.	32,157	1,172,426
	Computer Age Management Services Ltd.	11,745	618,836
	Confidence Petroleum India Ltd.	42,126	38,935
	Container Corp. of India Ltd.	51,103	511,979
	Control Print Ltd.	2,567	22,005
	Coromandel International Ltd.	64,899	1,284,640
	Cosmo First Ltd.	5,699	52,235
	CreditAccess Grameen Ltd.	28,525	331,642
	CRISIL Ltd.	7,346	479,188
	Crompton Greaves Consumer Electricals Ltd.	204,411	953,338
*	CSB Bank Ltd.	34,895	130,333
	Cummins India Ltd.	24,451	1,012,809
	Cyient Ltd.	32,110	696,327
Ω	D.P. Abhushan Ltd.	493	10,351
	Dabur India Ltd.	87,868	564,744
	Dalmia Bharat Sugar & Industries Ltd.	9,275	50,587
	Datamatics Global Services Ltd.	10,510	72,822

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	DB Corp. Ltd.	37,729	$144,624
	DCB Bank Ltd.	102,609	148,932
	DCM Shriram Industries Ltd.	11,158	23,920
	DCM Shriram Ltd.	19,605	243,407
	DCW Ltd.	83,262	100,113
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	494,366
	Deepak Nitrite Ltd.	24,478	768,330
*	Delhivery Ltd.	72,263	305,469
*	DEN Networks Ltd.	84,810	48,278
*	Dhampur Sugar Mills Ltd.	16,913	39,214
*	Dhani Services Ltd.	125,492	85,263
*	Dhanlaxmi Bank Ltd.	92,674	38,465
	Dhanuka Agritech Ltd.	7,284	136,517
Ω	Dilip Buildcon Ltd.	22,705	135,343
*	Dish TV India Ltd.	456,098	69,983
*	Dishman Carbogen Amcis Ltd.	29,525	67,959
	Divi's Laboratories Ltd.	11,360	791,981
	Dixon Technologies India Ltd.	12,707	2,125,821
	DLF Ltd.	70,318	683,413
	Dollar Industries Ltd.	4,718	28,665
Ω	Dr. Lal PathLabs Ltd.	14,337	532,521
	Dreamfolks Services Ltd.	1,809	9,777
*	Dredging Corp. of India Ltd.	1,423	16,888
*	Dwarikesh Sugar Industries Ltd.	47,280	35,207
	Dynamatic Technologies Ltd.	1,424	128,248
	eClerx Services Ltd.	12,138	418,696
	Edelweiss Financial Services Ltd.	272,403	354,746
	Eicher Motors Ltd.	20,322	1,183,128
	EID Parry India Ltd.	50,617	483,399
	EIH Associated Hotels	10,998	47,744
	Eimco Elecon India Ltd.	452	14,035
	Elecon Engineering Co. Ltd.	21,776	149,041
	Elgi Equipments Ltd.	69,209	546,472
	Emami Ltd.	86,856	727,945
Ω	Endurance Technologies Ltd.	12,236	344,573
	Engineers India Ltd.	125,936	289,935
	Epigral Ltd.	4,939	124,382
		Shares	Value»
INDIA — (Continued)
	EPL Ltd.	65,458	$208,625
*	Equinox India Developments Ltd.	218,593	285,921
Ω	Equitas Small Finance Bank Ltd.	170,899	141,191
*Ω	Eris Lifesciences Ltd.	16,152	251,967
	ESAB India Ltd.	1,997	153,917
	Escorts Kubota Ltd.	9,713	434,655
	Everest Industries Ltd.	4,404	58,489
	Everest Kanto Cylinder Ltd.	17,733	38,631
	Exide Industries Ltd.	213,946	1,153,594
*	Expleo Solutions Ltd.	795	11,546
	Fairchem Organics Ltd.	1,090	12,808
*	FDC Ltd.	30,677	200,350
	Federal Bank Ltd.	828,548	2,007,826
*	Federal-Mogul Goetze India Ltd.	2,017	9,506
	FIEM Industries Ltd.	4,582	83,521
	Filatex India Ltd.	60,404	43,252
	Fine Organic Industries Ltd.	2,787	161,295
	Fineotex Chemical Ltd.	11,314	50,205
*	Fino Payments Bank Ltd.	6,095	27,619
	Finolex Cables Ltd.	33,325	482,582
	Finolex Industries Ltd.	115,362	417,357
	Firstsource Solutions Ltd.	143,548	579,256
	Force Motors Ltd.	2,387	220,400
*	Fusion Finance Ltd.	11,064	28,467
	Gabriel India Ltd.	41,823	225,643
	GAIL India Ltd. (GAIL IN)	521,268	1,235,130
	Galaxy Surfactants Ltd.	4,294	149,883
*	Ganesh Benzoplast Ltd.	5,583	9,270
	Ganesh Housing Corp. Ltd.	7,737	97,966
	Ganesha Ecosphere Ltd.	2,805	70,469
	Garware Hi-Tech Films Ltd.	1,498	72,106
	Garware Technical Fibres Ltd.	3,987	191,692
	Gateway Distriparks Ltd.	141,906	148,294

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Genesys International Corp. Ltd.	1,260	$11,628
	Geojit Financial Services Ltd.	55,870	84,060
	GHCL Ltd.	44,127	310,802
	GHCL Textiles Ltd.	44,127	54,943
	GIC Housing Finance Ltd.	19,511	48,869
	Gillette India Ltd.	2,641	312,760
*Ω	Gland Pharma Ltd.	2,651	52,010
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	453,363
	GMM Pfaudler Ltd.	8,264	137,062
*	GMR Airports Infrastructure Ltd.	649,783	609,580
	GNA Axles Ltd.	3,387	16,151
*	Go Fashion India Ltd.	4,137	56,714
	Godawari Power & Ispat Ltd.	109,680	252,007
Ω	Godrej Agrovet Ltd.	13,078	110,832
*	Godrej Industries Ltd.	27,030	334,159
*	Godrej Properties Ltd.	16,283	555,709
	Gokaldas Exports Ltd.	15,218	163,080
	Goldiam International Ltd.	15,377	64,626
	Goodyear India Ltd.	3,147	38,113
	Granules India Ltd.	78,534	533,082
	Graphite India Ltd.	29,753	186,394
	Grauer & Weil India Ltd.	74,446	89,810
	Gravita India Ltd.	10,189	254,800
	Great Eastern Shipping Co. Ltd.	66,135	1,010,510
	Greaves Cotton Ltd.	45,523	99,925
	Greenlam Industries Ltd.	13,155	81,713
	Greenpanel Industries Ltd.	32,075	148,133
	Greenply Industries Ltd.	26,592	109,765
	Grindwell Norton Ltd.	14,073	374,243
	Gujarat Alkalies & Chemicals Ltd.	11,190	113,678
	Gujarat Ambuja Exports Ltd.	88,138	139,130
	Gujarat Fluorochemicals Ltd.	9,327	476,245
	Gujarat Gas Ltd.	33,997	210,356
		Shares	Value»
INDIA — (Continued)
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	42,461	$315,742
	Gujarat Pipavav Port Ltd.	144,453	340,132
	Gujarat State Fertilizers & Chemicals Ltd.	125,771	311,032
	Gujarat State Petronet Ltd.	198,246	914,637
	Gulf Oil Lubricants India Ltd.	6,831	96,259
	Happiest Minds Technologies Ltd.	14,836	134,506
Ω	Harsha Engineers Ltd.	5,187	31,118
*	Hathway Cable & Datacom Ltd.	233,385	53,710
	Hatsun Agro Product Ltd.	22,928	297,000
	Havells India Ltd.	34,877	679,829
	HBL Power Systems Ltd.	53,925	357,707
	HCL Technologies Ltd.	217,744	4,572,844
Ω	HDFC Asset Management Co. Ltd.	24,715	1,261,359
	HDFC Bank Ltd.	512,913	10,534,274
Ω	HDFC Life Insurance Co. Ltd.	45,086	385,022
	HEG Ltd.	35,055	180,172
	Heritage Foods Ltd.	27,458	171,619
	Hero MotoCorp Ltd. (HMCL IN)	30,729	1,813,230
	Hester Biosciences Ltd.	1,012	28,209
*	Heubach Colorants India Ltd.	7,185	46,357
	HFCL Ltd.	323,839	464,036
	HG Infra Engineering Ltd.	11,008	176,775
	Hikal Ltd.	9,188	41,445
	HIL Ltd.	2,556	83,727
	Himadri Speciality Chemical Ltd.	89,176	607,757
*	Himatsingka Seide Ltd.	28,946	58,130
	Hinduja Global Solutions Ltd.	3,017	28,129
*	Hindustan Construction Co. Ltd.	332,179	159,740

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Copper Ltd.	73,557	$255,309
*	Hindustan Foods Ltd.	6,417	46,494
	Hindustan Unilever Ltd.	62,144	1,864,803
	Hindware Home Innovation Ltd.	9,176	32,769
	Hitachi Energy India Ltd.	2,171	355,108
	HI-Tech Pipes Ltd.	15,257	32,762
	Hle Glascoat Ltd.	4,365	19,249
*	HLV Ltd.	95,692	21,399
Ω	Home First Finance Co. India Ltd.	11,222	157,110
	Honda India Power Products Ltd.	1,898	84,374
	Huhtamaki India Ltd.	11,366	38,575
	I G Petrochemicals Ltd.	3,997	27,090
	ICICI Bank Ltd. (IBN US), Sponsored ADR	233,479	7,100,112
	ICICI Bank Ltd. (ICICIBC IN)	488,233	7,504,060
Ω	ICICI Lombard General Insurance Co. Ltd.	41,899	952,549
Ω	ICICI Prudential Life Insurance Co. Ltd.	31,125	274,024
Ω	ICICI Securities Ltd.	36,752	379,745
	ICRA Ltd.	1,008	85,304
*	IDFC First Bank Ltd.	1,708,315	1,337,001
*	IFB Industries Ltd.	2,707	49,585
*	IFCI Ltd.	145,205	99,145
	IIFL Finance Ltd.	119,531	621,618
	IIFL Securities Ltd.	90,784	407,930
*	Imagicaaworld Entertainment Ltd.	27,765	25,254
	India Nippon Electricals Ltd.	1,257	10,508
	India Power Corp. Ltd.	152,487	32,338
	Indian Bank	55,050	385,583
Ω	Indian Energy Exchange Ltd.	147,737	310,895
	Indian Hotels Co. Ltd.	146,609	1,175,078
	Indian Oil Corp. Ltd.	388,258	655,602
	Indian Railway Catering & Tourism Corp. Ltd.	39,219	382,557
Ω	Indian Railway Finance Corp. Ltd.	219,803	404,390
		Shares	Value»
INDIA — (Continued)
	Indigo Paints Ltd.	1,658	$32,282
	Indo Count Industries Ltd.	37,669	173,143
	Indoco Remedies Ltd.	15,345	56,541
	Indraprastha Gas Ltd.	70,839	353,185
*	Indus Towers Ltd.	340,149	1,372,679
	IndusInd Bank Ltd.	75,440	943,262
	Infibeam Avenues Ltd.	510,318	175,520
	Info Edge India Ltd.	12,605	1,110,552
	Infosys Ltd. (INFO IN)	657,952	13,772,463
#	Infosys Ltd. (INFY US), Sponsored ADR	87,126	1,821,805
	Ingersoll Rand India Ltd.	3,630	185,632
*	Inox Wind Ltd.	175,904	463,627
	Insecticides India Ltd.	5,335	54,290
	Intellect Design Arena Ltd.	31,821	276,543
*Ω	InterGlobe Aviation Ltd.	17,175	824,477
	IOL Chemicals & Pharmaceuticals Ltd.	11,131	52,707
	ION Exchange India Ltd.	7,674	64,254
	IRB Infrastructure Developers Ltd.	425,087	261,755
Ω	IRCON International Ltd.	142,602	367,068
	ISGEC Heavy Engineering Ltd.	13,999	224,252
	ITD Cementation India Ltd.	81,758	549,208
	J Kumar Infraprojects Ltd.	26,887	252,788
*	Jagran Prakashan Ltd.	39,685	42,280
*	Jai Balaji Industries Ltd.	1,805	23,288
	Jai Corp. Ltd.	10,895	42,830
*	Jain Irrigation Systems Ltd.	15,433	11,861
	Jammu & Kashmir Bank Ltd.	214,245	254,551
	Jamna Auto Industries Ltd.	98,308	130,805

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jash Engineering Ltd.	1,860	$11,210
	JB Chemicals & Pharmaceuticals Ltd.	31,244	722,116
	JBM Auto Ltd.	10,587	202,420
	Jindal Drilling & Industries Ltd.	4,578	36,546
	Jindal Poly Films Ltd.	3,455	30,952
	Jindal Saw Ltd.	221,326	828,458
	Jindal Stainless Ltd.	129,429	1,031,625
*	Jio Financial Services Ltd.	265,004	1,012,649
*	JITF Infralogistics Ltd.	2,708	26,048
	JK Paper Ltd.	51,275	279,337
	JK Tyre & Industries Ltd.	89,512	419,179
	JM Financial Ltd.	203,225	334,945
	JTEKT India Ltd.	28,591	58,793
	JTL Industries Ltd.	4,258	9,917
	Jubilant Foodworks Ltd.	132,158	899,768
	Jubilant Ingrevia Ltd.	17,901	151,627
	Jubilant Pharmova Ltd.	38,331	546,794
	Jupiter Wagons Ltd.	28,593	174,799
*	Just Dial Ltd.	9,641	129,821
	Jyothy Labs Ltd.	66,710	411,989
*	Jyoti Structures Ltd.	229,291	99,734
	Kajaria Ceramics Ltd.	31,668	451,540
	Kalpataru Projects International Ltd.	54,286	823,414
	Kamdhenu Ltd.	1,611	9,310
	Kansai Nerolac Paints Ltd.	56,800	192,059
	Karnataka Bank Ltd.	80,960	207,656
	Karur Vysya Bank Ltd.	221,304	591,629
	Kaveri Seed Co. Ltd.	10,033	109,656
	KDDL Ltd.	2,574	79,458
	KEC International Ltd.	54,837	645,146
	KEI Industries Ltd.	25,083	1,203,224
*	Kellton Tech Solutions Ltd.	7,971	13,241
	Kennametal India Ltd.	2,523	89,886
	Kewal Kiran Clothing Ltd.	6,875	52,355
	Kirloskar Brothers Ltd.	15,580	355,527
		Shares	Value»
INDIA — (Continued)
*	Kirloskar Electric Co. Ltd.	4,421	$10,347
	Kirloskar Ferrous Industries Ltd.	32,419	243,230
	Kirloskar Industries Ltd.	302	17,272
	Kirloskar Oil Engines Ltd.	45,359	614,721
	Kitex Garments Ltd.	4,030	27,889
	KNR Constructions Ltd.	78,899	277,283
	Kolte-Patil Developers Ltd.	11,761	51,401
	Kopran Ltd.	12,383	42,225
	Kotak Mahindra Bank Ltd.	86,368	1,778,172
Ω	KPI Green Energy Ltd.	9,780	90,039
	KPIT Technologies Ltd.	70,033	1,154,434
	KPR Mill Ltd.	33,229	366,474
	KRBL Ltd.	25,358	87,437
	Krsnaa Diagnostics Ltd.	3,412	38,196
	KSB Ltd.	17,455	166,117
	Ksolves India Ltd.	1,704	19,284
	L&T Finance Ltd.	286,021	497,101
Ω	L&T Technology Services Ltd.	6,682	390,997
	LA Opala RG Ltd.	10,121	40,717
Ω	Laurus Labs Ltd.	144,854	844,371
	Laxmi Organic Industries Ltd.	25,081	80,832
*Ω	Lemon Tree Hotels Ltd.	108,716	151,757
	LG Balakrishnan & Bros Ltd.	13,711	214,555
	LIC Housing Finance Ltd.	180,416	1,351,971
	Lloyds Engineering Works Ltd.	38,592	33,953
	LMW Ltd.	1,072	213,374
	LT Foods Ltd.	85,633	396,674
Ω	LTIMindtree Ltd.	22,539	1,520,725
	Lumax Auto Technologies Ltd.	17,711	109,365
	Lumax Industries Ltd.	1,385	40,401
	LUX Industries Ltd.	2,738	63,928
	Mahanagar Gas Ltd.	19,385	331,424
	Maharashtra Scooters Ltd.	748	92,458
	Maharashtra Seamless Ltd.	28,184	208,767

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Financial Services Ltd.	193,050	$617,534
	Mahindra & Mahindra Ltd.	105,127	3,423,111
*	Mahindra Holidays & Resorts India Ltd.	26,275	118,896
	Mahindra Lifespace Developers Ltd.	36,794	215,757
Ω	Mahindra Logistics Ltd.	8,042	39,100
*	Man Industries India Ltd.	11,126	42,109
	Man Infraconstruction Ltd.	66,230	153,136
	Manappuram Finance Ltd.	314,625	584,895
	Marico Ltd.	135,338	1,033,134
*Ω	Marine Electricals India Ltd.	27,197	70,257
	Maruti Suzuki India Ltd.	14,284	1,880,629
Ω	MAS Financial Services Ltd.	23,631	81,782
	Mastek Ltd.	7,940	270,815
Ω	Matrimony.com Ltd.	1,137	10,782
*	Max Estates Ltd.	12,691	86,158
	Mayur Uniquoters Ltd.	9,607	70,100
	Mazagon Dock Shipbuilders Ltd.	4,781	230,982
*	Medplus Health Services Ltd.	7,945	62,888
*	Meghmani Organics Ltd.	31,708	37,610
Ω	Metropolis Healthcare Ltd.	10,176	258,113
	Minda Corp. Ltd.	35,037	213,582
Ω	Mishra Dhatu Nigam Ltd.	14,968	59,163
	MM Forgings Ltd.	11,976	69,350
	MOIL Ltd.	33,311	129,971
	Mold-Tek Packaging Ltd.	2,105	17,497
	Monte Carlo Fashions Ltd.	7,517	69,544
	Motherson Sumi Wiring India Ltd.	632,024	471,553
	Motilal Oswal Financial Services Ltd.	101,348	1,133,696
	Mphasis Ltd.	30,029	1,024,970
	MPS Ltd.	1,542	39,145
	MRF Ltd.	751	1,089,530
		Shares	Value»
INDIA — (Continued)
	Mrs Bectors Food Specialities Ltd.	14,189	$318,403
	Mukand Ltd.	5,726	9,836
	Muthoot Finance Ltd.	46,432	1,055,686
	Navin Fluorine International Ltd.	2,681	105,898
*Ω	Navkar Corp. Ltd.	21,553	34,478
	Navneet Education Ltd.	43,763	75,064
	NELCO Ltd.	3,866	41,923
	Neogen Chemicals Ltd.	2,988	76,365
	NESCO Ltd.	11,313	133,061
	Neuland Laboratories Ltd.	4,643	810,830
	Newgen Software Technologies Ltd.	20,786	316,291
	NHPC Ltd.	543,227	530,823
	NIIT Learning Systems Ltd.	36,285	188,128
	NIIT Ltd.	36,285	66,695
	Nilkamal Ltd.	2,955	68,487
Ω	Nippon Life India Asset Management Ltd.	69,564	583,650
	Nitin Spinners Ltd.	5,171	25,568
	NOCIL Ltd.	46,637	160,472
	NRB Bearings Ltd.	34,282	103,913
	Nucleus Software Exports Ltd.	5,070	71,567
*	Nuvama Wealth Management Ltd.	2,740	226,742
	Oberoi Realty Ltd.	24,331	570,714
	Odigma Consultancy Solutions	5,733	8,677
	One 97 Communications Ltd.	57,591	516,640
*	Optiemus Infracom Ltd.	3,204	25,654
	Oracle Financial Services Software Ltd.	9,038	1,170,035
*	Orchid Pharma Ltd.	632	10,914
	Orient Electric Ltd.	33,170	96,963
	Oriental Aromatics Ltd.	439	2,973
††	Oriental Carbon & Chemicals Ltd.	16,295	17,755
	Oriental Hotels Ltd.	27,350	59,060
	Page Industries Ltd.	1,369	698,022
	Paisalo Digital Ltd.	365,684	202,235
	Pakka Ltd.	6,623	22,443

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Panama Petrochem Ltd.	12,821	$57,583
*Ω	Parag Milk Foods Ltd.	20,587	50,772
*	Paramount Communications Ltd.	24,044	20,483
	Patanjali Foods Ltd.	13,050	277,184
*	Patel Engineering Ltd.	246,677	149,870
*	PB Fintech Ltd.	21,312	428,281
*	PC Jeweller Ltd.	71,261	132,946
	PCBL Ltd.	107,984	525,250
	PDS Ltd.	9,123	61,308
	Pearl Global Industries Ltd.	4,305	49,280
*	Peninsula Land Ltd.	50,781	29,503
	Persistent Systems Ltd.	32,588	2,074,733
	Petronet LNG Ltd.	412,796	1,634,312
	PG Electroplast Ltd.	5,571	42,184
	Phoenix Mills Ltd.	22,718	410,878
	PI Industries Ltd.	16,074	854,943
	Pidilite Industries Ltd.	20,429	763,349
	Piramal Enterprises Ltd.	50,304	631,499
	Pitti Engineering Ltd.	3,235	49,174
	PIX Transmissions Ltd.	848	16,161
	PNC Infratech Ltd.	68,642	258,132
	Pokarna Ltd.	1,802	23,221
	Poly Medicure Ltd.	8,473	289,789
	Polycab India Ltd.	10,577	811,037
	Polyplex Corp. Ltd.	3,776	51,276
	Poonawalla Fincorp Ltd.	71,160	320,214
	Power Finance Corp. Ltd.	482,126	2,591,522
	Power Grid Corp. of India Ltd.	444,174	1,689,628
	Power Mech Projects Ltd.	7,156	251,063
	Praj Industries Ltd.	50,301	440,150
Ω	Prataap Snacks Ltd.	3,362	42,368
	Precision Camshafts Ltd.	3,589	13,158
	Precision Wires India Ltd.	17,154	38,948
	Prestige Estates Projects Ltd.	73,538	1,430,781
*	Pricol Ltd.	27,417	157,165
*	Prime Focus Ltd.	1,513	2,403
		Shares	Value»
INDIA — (Continued)
*	Prince Pipes & Fittings Ltd.	16,968	$95,235
	Privi Speciality Chemicals Ltd.	2,721	55,696
	Procter & Gamble Health Ltd.	3,293	205,597
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	422,487
*	PSP Projects Ltd.	5,467	39,126
*	PTC India Financial Services Ltd.	133,037	68,908
	PTC India Ltd.	144,661	312,819
	Punjab National Bank	338,432	393,691
	Puravankara Ltd.	22,913	114,073
Ω	Quess Corp. Ltd.	28,544	244,992
	R Systems International Ltd.	7,731	44,902
	Rail Vikas Nigam Ltd.	65,392	364,154
*	Rain Industries Ltd.	85,963	164,561
*	Rajesh Exports Ltd.	11,590	35,394
	Rallis India Ltd.	36,557	147,799
	Ramco Industries Ltd.	17,856	51,895
*	Ramco Systems Ltd.	8,780	41,029
	Ramkrishna Forgings Ltd.	50,143	545,239
*	Ramky Infrastructure Ltd.	7,335	54,682
	Rane Holdings Ltd.	284	6,287
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	205,227
	Ratnamani Metals & Tubes Ltd.	9,623	420,440
Ω	RBL Bank Ltd.	205,290	409,754
	REC Ltd.	455,670	2,813,654
	Redington Ltd.	374,937	861,175
*	Redtape Ltd.	21,209	245,484
	Reliance Industrial Infrastructure Ltd.	4,025	53,384
	Reliance Industries Ltd.	126,127	1,997,962
Ω	Reliance Industries Ltd. (RIGD LI), GDR	197	12,317
	Reliance Industries Ltd. (RIL IN)	126,127	1,994,242
Ω	Reliance Industries Ltd. (RLNIY US), GDR	86,638	5,423,539
*	Religare Enterprises Ltd.	27,579	80,786

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Repco Home Finance Ltd.	19,971	$112,226
	Rico Auto Industries Ltd.	28,598	32,535
	RITES Ltd.	61,212	218,346
*	Rossari Biotech Ltd.	3,724	36,047
	Route Mobile Ltd.	7,896	143,074
*	RPSG Ventures Ltd.	3,954	48,592
	RSWM Ltd.	18,172	41,118
	Rupa & Co. Ltd.	4,478	13,868
	Safari Industries India Ltd.	9,000	236,859
	Saksoft Ltd.	14,025	37,939
Ω	Salasar Techno Engineering Ltd.	258,891	54,650
	Sammaan Capital Ltd.	206,746	353,365
	Samvardhana Motherson International Ltd.	652,331	1,399,216
	Sandhar Technologies Ltd.	9,738	56,376
	Sandur Manganese & Iron Ores Ltd.	3,261	17,331
	Sangam India Ltd.	4,409	20,622
	Sanghvi Movers Ltd.	31,716	150,845
Ω	Sansera Engineering Ltd.	8,746	158,794
*	Sapphire Foods India Ltd.	51,683	196,388
	Saregama India Ltd.	17,903	114,179
	Sasken Technologies Ltd.	2,274	45,347
*	Satin Creditcare Network Ltd.	25,445	48,747
	Savita Oil Technologies Ltd.	11,370	72,684
	SBI Cards & Payment Services Ltd.	58,631	478,817
Ω	SBI Life Insurance Co. Ltd.	56,314	1,081,460
	Schaeffler India Ltd.	8,670	355,737
*	Schneider Electric Infrastructure Ltd.	23,412	216,002
*	SEAMEC Ltd.	2,229	36,445
*	SEPC Ltd.	287,033	88,437
*	Sequent Scientific Ltd.	34,602	74,500
	Seshasayee Paper & Boards Ltd.	18,452	67,793
Ω	SH Kelkar & Co. Ltd.	19,183	65,893
	Shakti Pumps India Ltd.	4,128	220,649
		Shares	Value»
INDIA — (Continued)
	Shankara Building Products Ltd.	3,629	$21,300
	Shanthi Gears Ltd.	5,846	38,688
	Sharda Cropchem Ltd.	9,213	82,336
	Sharda Motor Industries Ltd.	5,638	149,763
	Share India Securities Ltd.	25,564	88,754
*	Sheela Foam Ltd.	6,711	66,233
*	Shilpa Medicare Ltd.	16,072	161,914
*	Shipping Corp. of India Land & Assets Ltd.	79,327	58,573
	Shipping Corp. of India Ltd.	79,327	203,407
	Shivalik Bimetal Controls Ltd.	5,855	45,775
*	Shoppers Stop Ltd.	15,826	126,139
	Shriram Finance Ltd.	70,532	2,619,524
	Shriram Pistons & Rings Ltd.	4,366	111,092
*	Shriram Properties Ltd.	21,479	27,452
	Siemens Ltd.	4,010	332,622
*	SIS Ltd.	18,554	88,262
	Siyaram Silk Mills Ltd.	11,087	72,112
*	SJS Enterprises Ltd.	7,831	112,112
	SJVN Ltd.	165,485	221,603
	SKF India Ltd.	9,711	594,251
	Skipper Ltd.	3,606	23,161
*	SML ISUZU Ltd.	418	8,917
	Snowman Logistics Ltd.	49,401	39,861
	Sobha Ltd.	19,233	362,679
*	Solara Active Pharma Sciences Ltd.	2,507	23,113
	Somany Ceramics Ltd.	8,051	61,375
	Sonata Software Ltd.	80,458	583,722
	South Indian Bank Ltd.	591,857	172,149
	SP Apparels Ltd.	2,998	32,388
*	Spandana Sphoorty Financial Ltd.	12,337	59,929
	SRF Ltd.	46,181	1,226,393
*	Star Cement Ltd.	23,860	56,603
	State Bank of India (SBID LI), GDR	474	45,706
	State Bank of India (SBIN IN)	345,608	3,366,892
	State Bank of India (SBKFF US), GDR	5,453	526,760

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sterlite Technologies Ltd.	37,796	$52,864
	Strides Pharma Science Ltd.	29,185	540,546
	Stylam Industries Ltd.	3,236	87,652
	Styrenix Performance Materials Ltd.	4,025	119,423
*	Subex Ltd.	185,975	53,076
	Subros Ltd.	11,222	84,489
	Sudarshan Chemical Industries Ltd.	18,585	230,149
	Sumitomo Chemical India Ltd.	21,921	149,975
	Sun TV Network Ltd.	53,547	486,162
	Sundaram Finance Ltd.	17,197	976,892
	Sundaram-Clayton Ltd.	2,777	74,945
	Sundram Fasteners Ltd.	42,894	683,855
	Sunteck Realty Ltd.	29,355	191,908
	Suprajit Engineering Ltd.	34,194	207,632
	Supreme Industries Ltd.	12,482	634,795
	Supreme Petrochem Ltd.	35,684	320,777
	Supriya Lifescience Ltd.	2,196	16,314
	Surya Roshni Ltd.	3,585	28,659
*	Sutlej Textiles & Industries Ltd.	15,744	11,298
*	Suzlon Energy Ltd.	1,021,857	810,928
	Swan Energy Ltd.	12,548	74,132
	Swaraj Engines Ltd.	2,802	98,619
	Swelect Energy Systems Ltd.	517	7,035
	Symphony Ltd.	1,275	23,411
	TAJGVK Hotels & Resorts Ltd.	4,833	17,225
	Talbros Automotive Components Ltd.	2,708	9,971
	Tamil Nadu Newsprint & Papers Ltd.	20,871	43,980
	Tamilnad Mercantile Bank Ltd.	7,696	41,106
	Tamilnadu Petroproducts Ltd.	18,470	18,797
	Tanla Platforms Ltd.	26,856	238,244
*	TARC Ltd.	53,968	152,220
	Tata Chemicals Ltd.	80,890	1,101,499
		Shares	Value»
INDIA — (Continued)
	Tata Communications Ltd.	30,412	$640,143
	Tata Consultancy Services Ltd.	118,339	5,575,522
	Tata Consumer Products Ltd.	53,955	641,823
	Tata Elxsi Ltd.	10,488	873,060
	Tata Motors Ltd.	452,125	4,478,421
	TCI Express Ltd.	3,568	41,214
	TD Power Systems Ltd.	56,541	275,205
*	TeamLease Services Ltd.	1,700	56,400
	Tech Mahindra Ltd.	88,324	1,682,737
	Tega Industries Ltd.	5,396	122,998
	Texmaco Rail & Engineering Ltd.	102,092	268,345
	Thirumalai Chemicals Ltd.	39,033	141,410
	Thomas Cook India Ltd.	57,162	130,930
*Ω	Thyrocare Technologies Ltd.	8,171	89,666
	Time Technoplast Ltd.	87,932	441,444
	Timken India Ltd.	9,123	367,414
	Tips Music Ltd.	2,308	24,277
	Titagarh Rail System Ltd.	29,474	426,228
	Titan Co. Ltd.	51,149	1,987,279
	Torrent Power Ltd.	34,185	740,211
	Tourism Finance Corp. of India Ltd.	39,599	73,556
	Transformers & Rectifiers India Ltd.	4,911	53,700
*	TransIndia Real Estate Ltd.	41,140	19,498
	Transport Corp. of India Ltd.	15,066	193,068
	Trent Ltd.	30,142	2,551,249
	Trident Ltd.	551,605	226,148
	Triveni Engineering & Industries Ltd.	40,566	200,156
	Triveni Turbine Ltd.	38,438	314,774
	TTK Prestige Ltd.	12,250	125,728
	Tube Investments of India Ltd.	29,231	1,547,147
	TV Today Network Ltd.	14,618	34,389
	TVS Holdings Ltd.	2,777	413,494
	TVS Motor Co. Ltd.	49,260	1,455,923
	TVS Srichakra Ltd.	2,015	91,405
	Uflex Ltd.	16,579	114,734

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ugro Capital Ltd.	23,219	$68,729
Ω	Ujjivan Small Finance Bank Ltd.	305,527	136,147
*	Unichem Laboratories Ltd.	9,330	92,290
	Union Bank of India Ltd.	398,765	552,185
	Universal Cables Ltd.	1,264	9,983
	UNO Minda Ltd.	69,056	803,733
	UPL Ltd.	154,402	1,015,646
*	Urja Global Ltd.	42,326	9,619
	Usha Martin Ltd.	56,679	285,039
	UTI Asset Management Co. Ltd.	22,187	349,202
*	V2 Retail Ltd.	8,796	117,025
*	VA Tech Wabag Ltd.	21,305	448,202
	Vaibhav Global Ltd.	19,165	67,003
*	Valor Estate Ltd.	82,406	159,869
	Vardhman Textiles Ltd.	71,969	401,776
*Ω	Varroc Engineering Ltd.	19,549	120,346
	Varun Beverages Ltd.	248,622	1,774,053
*	Vascon Engineers Ltd.	33,744	22,220
	Veedol Corporation Ltd.	2,844	65,395
	Venky's India Ltd.	2,715	58,603
	Vesuvius India Ltd.	2,987	187,472
	V-Guard Industries Ltd.	68,621	352,412
	Vidhi Specialty Food Ingredients Ltd.	3,169	17,772
*	Vikas Lifecare Ltd.	327,503	18,000
	Vimta Labs Ltd.	1,593	10,553
	Vinati Organics Ltd.	7,186	165,813
	Vindhya Telelinks Ltd.	3,102	73,242
	VIP Industries Ltd.	4,547	25,745
*	VL E-Governance & IT Solutions Ltd.	21,625	38,203
*	V-Mart Retail Ltd.	1,320	66,176
*	Vodafone Idea Ltd.	3,782,439	363,248
	Voltamp Transformers Ltd.	2,940	408,630
	Voltas Ltd.	38,881	762,178
*	VRL Logistics Ltd.	14,872	98,931
	VST Tillers Tractors Ltd.	2,106	111,467
	Welspun Corp. Ltd.	60,698	523,131
		Shares	Value»
INDIA — (Continued)
	Welspun Enterprises Ltd.	38,826	$228,957
	Welspun Living Ltd.	152,614	274,717
	West Coast Paper Mills Ltd.	27,178	183,971
*	Westlife Foodworld Ltd.	25,414	230,554
	Whirlpool of India Ltd.	9,466	224,630
	Wipro Ltd.	272,871	1,780,416
	Wonderla Holidays Ltd.	11,107	114,953
	Yasho Industries Ltd.	693	15,613
*	Yes Bank Ltd.	2,473,445	596,510
*	Zee Entertainment Enterprises Ltd.	410,072	593,781
	Zensar Technologies Ltd.	68,025	566,925
	ZF Commercial Vehicle Control Systems India Ltd.	989	168,477
*	Zomato Ltd.	572,031	1,639,464
TOTAL INDIA			329,749,515
INDONESIA — (1.5%)
*	Adhi Karya Persero Tbk. PT	1,028,425	18,850
	Adi Sarana Armada Tbk. PT	778,400	38,411
*	Agung Semesta Sejahtera Tbk. PT	1,060,900	740
*	Alam Sutera Realty Tbk. PT	6,226,300	82,478
	Arwana Citramulia Tbk. PT	1,905,200	92,786
	Aspirasi Hidup Indonesia Tbk. PT	3,662,100	209,776
	Astra Agro Lestari Tbk. PT	250,667	108,025
	Astra Otoparts Tbk. PT	444,800	71,287
	Avia Avian Tbk. PT	4,044,200	123,004
	Bank Amar Indonesia Tbk. PT	1,597,862	21,757
	Bank BTPN Syariah Tbk. PT	1,322,500	89,637
*	Bank Bukopin Tbk. PT	13,112,043	50,071
	Bank Central Asia Tbk. PT	5,161,400	3,365,125
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	22,285

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Mandiri Persero Tbk. PT	8,347,888	$3,543,835
*	Bank Mayapada International Tbk. PT	6,494,246	91,637
	Bank Maybank Indonesia Tbk. PT	6,214,700	90,235
*	Bank Nationalnobu Tbk. PT	515,300	22,337
	Bank Negara Indonesia Persero Tbk. PT	2,210,000	737,115
*	Bank Neo Commerce Tbk. PT	2,864,700	48,568
	Bank OCBC Nisp Tbk. PT	1,188,200	103,750
*	Bank Pan Indonesia Tbk. PT	1,458,800	176,323
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,601,943	99,958
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	61,906
	Bank Rakyat Indonesia Persero Tbk. PT	7,548,786	2,301,277
	Bank Syariah Indonesia Tbk. PT	2,572,261	495,013
	Bank Tabungan Negara Persero Tbk. PT	2,178,081	194,414
	Barito Pacific Tbk. PT	2,220,303	140,571
	BFI Finance Indonesia Tbk. PT	4,077,000	257,169
*	Bintang Oto Global Tbk. PT	386,000	13,971
	BISI International Tbk. PT	932,700	80,346
	Blue Bird Tbk. PT	295,600	39,575
*	Buana Lintas Lautan Tbk. PT	8,333,400	68,926
*	Bukalapak.com Tbk. PT	25,282,400	205,829
*	Bumi Resources Minerals Tbk. PT	16,896,200	394,988
*	Bumi Serpong Damai Tbk. PT	2,174,000	168,450
*	Capital Financial Indonesia Tbk. PT	1,216,800	43,027
		Shares	Value»
INDONESIA — (Continued)
*	Cemindo Gemilang PT	983,600	$60,431
	Chandra Asri Pacific Tbk. PT	205,000	114,266
	Charoen Pokphand Indonesia Tbk. PT	724,915	242,684
	Ciputra Development Tbk. PT	4,780,100	408,088
	Cisarua Mountain Dairy Tbk. PT	139,800	50,746
*	Citra Marga Nusaphala Persada Tbk. PT	1,345,302	122,973
	Dayamitra Telekomunikasi PT	2,713,000	108,863
	Dharma Satya Nusantara Tbk. PT	2,128,100	148,872
	Elnusa Tbk. PT	1,746,000	53,210
	Erajaya Swasembada Tbk. PT	5,078,600	145,544
	ESSA Industries Indonesia Tbk. PT	3,734,800	234,336
	Gajah Tunggal Tbk. PT	418,200	35,448
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	110,792
	Hexindo Adiperkasa Tbk. PT	105,600	37,366
	Hillcon Tbk. PT	157,000	21,183
	Impack Pratama Industri Tbk. PT	2,994,200	63,688
	Indah Kiat Pulp & Paper Tbk. PT	804,200	413,068
	Indofood CBP Sukses Makmur Tbk. PT	286,200	224,600
	Indofood Sukses Makmur Tbk. PT	1,417,500	685,828
	Indomobil Sukses Internasional Tbk. PT	472,400	38,099
	Indosat Tbk. PT	1,320,000	210,071
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	108,730
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	1,708,900	20,142
*	Japfa Comfeed Indonesia Tbk. PT	2,423,400	282,531
	Jasa Marga Persero Tbk. PT	565,926	174,562

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Jaya Real Property Tbk. PT	562,800	$23,683
*	Kawasan Industri Jababeka Tbk. PT	8,814,068	109,012
	KMI Wire & Cable Tbk. PT	1,054,000	26,556
	Map Aktif Adiperkasa PT	3,588,000	247,986
	Matahari Department Store Tbk. PT	303,900	29,699
	Mayora Indah Tbk. PT	1,404,425	232,504
	MD Entertainment Tbk. PT	179,100	36,062
	Medco Energi Internasional Tbk. PT	2,832,000	230,876
*	Media Nusantara Citra Tbk. PT	2,884,200	60,616
*	Merdeka Copper Gold Tbk. PT	1,085,421	167,790
	Metrodata Electronics Tbk. PT	2,389,000	96,802
	Metropolitan Kentjana Tbk. PT	9,800	16,221
	Mitra Adiperkasa Tbk. PT	4,680,600	470,298
	Mitra Pinasthika Mustika Tbk. PT	665,400	42,988
*	MNC Digital Entertainment Tbk. PT	1,081,000	89,449
*	MNC Land Tbk. PT	10,467,300	111,494
	Mulia Industrindo Tbk. PT	1,559,300	33,368
	Nippon Indosari Corpindo Tbk. PT	471,744	29,564
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	297,613
*	Pacific Strategic Financial Tbk. PT	879,500	60,789
	Pakuwon Jati Tbk. PT	7,517,900	228,804
*	Panin Financial Tbk. PT	5,975,200	180,985
*	Paninvest Tbk. PT	637,500	46,324
	Pantai Indah Kapuk Dua Tbk. PT	65,500	67,172
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,671,500	130,301
		Shares	Value»
INDONESIA — (Continued)
*††	Pool Advista Indonesia Tbk. PT	350,400	$209
*	PP Persero Tbk. PT	995,000	28,253
	Prodia Widyahusada Tbk. PT	61,100	11,644
	Puradelta Lestari Tbk. PT	3,337,300	35,037
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Rukun Raharja Tbk. PT	486,500	55,934
	Salim Ivomas Pratama Tbk. PT	1,908,700	51,589
	Sampoerna Agro Tbk. PT	487,800	63,431
	Samudera Indonesia Tbk. PT	4,974,500	107,723
	Sarana Menara Nusantara Tbk. PT	9,259,700	472,010
	Sariguna Primatirta Tbk. PT	1,029,900	84,654
*	Sawit Sumbermas Sarana Tbk. PT	1,628,300	122,725
	Selamat Sempurna Tbk. PT	1,169,600	143,756
*	Sinar Mas Multiartha Tbk. PT	16,500	15,425
*††	Sri Rejeki Isman Tbk. PT	6,771,700	11,811
	Steel Pipe Industry of Indonesia PT	1,516,900	29,236
	Sumber Alfaria Trijaya Tbk. PT	3,303,900	697,685
	Summarecon Agung Tbk. PT	4,993,220	213,134
	Surya Semesta Internusa Tbk. PT	2,192,100	170,580
*††	Suryainti Permata Tbk. PT	1,280,000	0
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	42,948	755,455
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,536,500	274,638
	Temas Tbk. PT	3,434,000	31,760
	Tempo Scan Pacific Tbk. PT	330,100	55,939
	Tower Bersama Infrastructure Tbk. PT	754,000	91,318
*††	Trada Alam Minera Tbk. PT	12,608,800	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Transcoal Pacific Tbk. PT	318,300	$147,922
	Triputra Agro Persada PT	4,012,600	236,568
	Tunas Baru Lampung Tbk. PT	1,835,085	79,466
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,078,000	119,463
	Unilever Indonesia Tbk. PT	1,734,600	217,100
*	Vale Indonesia Tbk. PT	514,454	124,965
*††	Waskita Beton Precast Tbk. PT	4,254,600	5,441
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,920
*††	Wijaya Karya Persero Tbk. PT	1,077,449	25,920
*	Wintermar Offshore Marine Tbk. PT	466,800	16,101
	XL Axiata Tbk. PT	3,041,649	435,521
TOTAL INDONESIA			25,796,862
KUWAIT — (0.5%)
	A'ayan Leasing & Investment Co. KSCP	336,575	173,364
	Agility Public Warehousing Co. KSC	261,331	212,063
	Al Ahli Bank of Kuwait KSCP	161,939	147,834
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	7,820	12,759
	Ali Alghanim Sons Automotive Co. KSCC	29,146	99,933
*	Alimtiaz Investment Group KSC	438,888	68,898
	Arzan Financial Group for Financing & Investment KPSC	261,619	181,884
*	Asiya Capital Investments Co. KSCP	335,749	45,812
	Boubyan Bank KSCP	53,160	96,656
		Shares	Value»
KUWAIT — (Continued)
	Boubyan Petrochemicals Co. KSCP	145,361	$317,332
	Boursa Kuwait Securities Co. KPSC	31,948	221,944
	Burgan Bank SAK	194,340	116,879
	Combined Group Contracting Co. SAK	41,185	84,925
	Commercial Facilities Co. SAKP	68,938	48,545
	Commercial Real Estate Co. KSC	383,605	183,839
	Gulf Bank KSCP	371,349	379,669
	Gulf Cables & Electrical Industries Group Co. KSCP	31,732	172,028
	Heavy Engineering & Ship Building Co. KSCP, Class B	47,681	125,575
	Humansoft Holding Co. KSC	33,856	288,241
*	IFA Hotels & Resorts-KPSC	3,581	17,415
	Integrated Holding Co. KCSC	85,708	142,464
*	Jazeera Airways Co. KSCP	32,853	110,409
	Kuwait Financial Centre SAK	71,459	31,248
	Kuwait International Bank KSCP	384,855	239,199
	Kuwait Real Estate Co. KSC	256,128	199,446
	Kuwait Telecommunications Co.	118,639	217,426
	Mabanee Co. KPSC	113,969	310,297
	Mezzan Holding Co. KSCC	59,259	188,935
	Mobile Telecommunications Co. KSCP	629,012	935,757
	National Bank of Kuwait SAKP	823,301	2,279,805
*	National Consumer Holding Co. SAK	70,870	24,842
	National Industries Group Holding SAK	555,352	434,763
	National Investments Co. KSCP	220,422	186,129

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Privatization Holding Co. KSCP	96,075	$14,487
	Salhia Real Estate Co. KSCP	116,882	164,061
	Securities House KSC	156,467	34,626
*	Sultan Center Food Products Co. KSC	4,567	1,471
*	Warba Bank KSCP	606,314	376,874
TOTAL KUWAIT			8,887,834
MALAYSIA — (1.6%)
	Able Global Bhd.	41,700	18,405
#	Aeon Co. M Bhd.	300,700	99,730
	AEON Credit Service M Bhd.	90,180	144,157
	AFFIN Bank Bhd.	248,177	169,999
	Ajinomoto Malaysia Bhd.	7,500	25,110
	Alliance Bank Malaysia Bhd.	395,800	396,407
	Allianz Malaysia Bhd.	23,400	109,889
	AME Elite Consortium Bhd.	127,000	45,984
	AMMB Holdings Bhd. (AMM MK)	474,375	550,719
	Ancom Nylex Bhd.	203,882	47,728
	Apex Healthcare Bhd.	49,650	30,283
*	Astro Malaysia Holdings Bhd.	350,300	19,558
	Aurelius Technologies Bhd.	44,100	27,727
	Axiata Group Bhd.	805,348	414,134
*	Bahvest Resources Bhd.	295,500	54,187
	Bank Islam Malaysia Bhd.	289,730	178,558
	Batu Kawan Bhd.	39,200	177,975
#	Berjaya Food Bhd.	300,172	30,112
#*	Bermaz Auto Bhd.	306,800	143,649
	Beshom Holdings Bhd.	94,811	19,277
*	Bumi Armada Bhd.	1,459,600	165,680
	Bursa Malaysia Bhd.	235,900	486,072
#	Cahya Mata Sarawak Bhd.	334,800	105,390
	Cape Ems Manufacturing M Sdn Bhd.	634,800	44,337
#	CB Industrial Product Holding Bhd.	114,580	33,418
		Shares	Value»
MALAYSIA — (Continued)
	CELCOMDIGI Bhd.	494,200	$383,280
#*	Chin Hin Group Bhd.	28,400	16,877
	CIMB Group Holdings Bhd.	1,193,549	2,164,296
*	Coastal Contracts Bhd.	100,500	36,149
	CSC Steel Holdings Bhd.	104,200	28,183
#	CTOS Digital Bhd.	375,700	98,821
	D&O Green Technologies Bhd.	146,000	76,237
#*	Dagang NeXchange Bhd.	936,800	75,245
#	Datasonic Group Bhd.	511,900	44,792
	Dayang Enterprise Holdings Bhd.	244,545	118,552
	Dialog Group Bhd.	351,414	165,759
	DRB-Hicom Bhd.	391,300	93,316
#	Duopharma Biotech Bhd.	139,397	39,820
	Dutch Lady Milk Industries Bhd.	6,400	43,964
*	Eastern & Oriental Bhd.	297,900	58,719
	Eco World Development Group Bhd.	361,200	145,982
*	Ekovest Bhd.	793,150	60,977
	Farm Fresh Bhd.	180,000	74,487
	FGV Holdings Bhd.	177,600	45,296
#	Formosa Prosonic Industries Bhd.	83,700	54,829
	Fraser & Neave Holdings Bhd.	37,600	265,054
#	Frontken Corp. Bhd.	399,650	346,804
	Gamuda Bhd.	303,769	589,727
	Gas Malaysia Bhd.	96,300	82,120
*	Genetec Technology Bhd.	115,700	17,957
	Genting Plantations Bhd.	73,400	88,518
*	Greatech Technology Bhd.	205,700	102,274
	Guan Chong Bhd.	90,600	55,439
	HAP Seng Consolidated Bhd.	102,120	90,771
	Hap Seng Plantations Holdings Bhd.	101,200	42,614
*	Hartalega Holdings Bhd.	195,100	140,514
#*	Hengyuan Refining Co. Bhd.	61,100	33,653
#	Hextar Global Bhd.	334,560	67,980

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Hiap Teck Venture Bhd.	695,000	$47,921
	Hong Leong Bank Bhd.	25,090	117,053
	Hong Leong Financial Group Bhd.	40,913	173,814
	Hong Leong Industries Bhd.	26,900	82,606
	Hume Cement Industries Bhd.	31,200	24,180
	Hup Seng Industries Bhd.	164,800	39,996
	IGB Bhd.	96,820	58,266
	IJM Corp. Bhd.	441,414	302,710
	Inari Amertron Bhd.	461,463	299,154
	IOI Corp. Bhd.	382,705	328,731
	IOI Properties Group Bhd.	295,710	152,977
*	Iskandar Waterfront City Bhd.	181,700	22,164
#	ITMAX SYSTEM Bhd.	51,900	42,335
#*	JAKS Resources Bhd.	727,080	20,492
#	Jaya Tiasa Holdings Bhd.	239,505	67,625
*	JCY International Bhd.	195,300	16,254
	Keck Seng Malaysia Bhd.	49,000	62,756
	Kelington Group Bhd.	87,200	61,022
#	Kenanga Investment Bank Bhd.	262,900	53,918
	Kerjaya Prospek Group Bhd.	145,309	66,619
#	Kim Loong Resources Bhd.	89,860	48,657
*	KNM Group Bhd.	277,084	4,075
	Kossan Rubber Industries Bhd.	503,000	239,833
	Kretam Holdings Bhd.	266,200	36,466
#*	KSL Holdings Bhd.	131,700	53,229
#	Kuala Lumpur Kepong Bhd.	87,172	424,728
#	Lagenda Properties Bhd.	143,100	43,427
	LBS Bina Group Bhd.	391,772	49,670
	Leong Hup International Bhd.	426,800	66,496
		Shares	Value»
MALAYSIA — (Continued)
	Lii Hen Industries Bhd.	58,700	$10,350
#*Ω	Lotte Chemical Titan Holding Bhd.	258,476	55,414
	LPI Capital Bhd.	85,900	264,595
	Magni-Tech Industries Bhd.	96,933	53,469
#	Mah Sing Group Bhd.	614,652	239,230
	Malayan Banking Bhd.	589,330	1,411,334
	Malayan Flour Mills Bhd.	285,450	42,522
	Malaysia Airports Holdings Bhd.	192,384	445,055
#	Malaysia Smelting Corp. Bhd.	91,400	48,306
	Malaysian Pacific Industries Bhd.	30,363	178,528
	Malaysian Resources Corp. Bhd.	797,188	99,845
	Matrix Concepts Holdings Bhd.	383,075	183,821
#	Maxis Bhd.	340,100	280,034
	MBM Resources Bhd.	60,030	84,632
#	MBSB Bhd.	690,095	115,912
	Media Prima Bhd.	328,100	34,249
	Mega First Corp. Bhd.	238,800	223,982
	Mi Technovation Bhd.	92,300	39,673
#	MKH Bhd.	164,215	44,440
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,258
	MNRB Holdings Bhd.	186,567	94,013
	MPHB Capital Bhd.	107,100	39,742
Ω	Mr. DIY Group M Bhd.	718,900	358,264
*	Muhibbah Engineering M Bhd.	254,850	53,916
	My EG Services Bhd.	1,568,110	295,678
#	Nationgate Holdings Bhd.	141,500	67,504
*††	Nylex Malaysia Bhd.	3,235	66
	OCK Group Bhd.	213,600	23,217
	Oriental Holdings Bhd.	109,500	184,352
	OSK Holdings Bhd.	402,763	142,759
#	PA Resources Bhd.	267,300	17,866
	Padini Holdings Bhd.	149,100	119,287

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Panasonic Manufacturing Malaysia Bhd.	7,300	$30,496
	Pantech Group Holdings Bhd.	219,367	45,586
	Paramount Corp. Bhd.	122,940	28,852
	Pecca Group Bhd.	76,700	22,286
	Pentamaster Corp. Bhd.	124,200	108,366
	Perak Transit Bhd.	281,850	47,675
#*	Perdana Petroleum Bhd.	266,400	16,625
	Petron Malaysia Refining & Marketing Bhd.	41,100	40,512
	PPB Group Bhd.	92,260	293,236
	Press Metal Aluminium Holdings Bhd.	464,700	500,138
	Public Bank Bhd.	1,956,150	1,968,439
	QES Group Bhd.	76,700	8,676
	QL Resources Bhd.	333,759	364,931
#*	Ranhill Utilities Bhd.	214,164	59,093
#	RCE Capital Bhd.	256,800	95,432
#	REDtone Digital Bhd.	83,100	18,967
	RHB Bank Bhd.	388,278	567,548
	Sam Engineering & Equipment M Bhd.	58,500	56,795
*	Sapura Energy Bhd.	2,737,511	21,444
	Sarawak Oil Palms Bhd.	170,320	122,835
	Scientex Bhd.	226,400	228,946
	SD Guthrie Bhd.	468,349	491,155
#	SFP Tech Holdings Bhd.	212,600	29,346
#	Sime Darby Property Bhd.	1,114,700	358,946
	SKP Resources Bhd.	363,500	86,295
#*	Solarvest Holdings Bhd.	101,700	36,937
	SP Setia Bhd. Group	590,168	188,383
	Sunway Bhd.	290,900	288,973
#	Sunway Construction Group Bhd.	101,010	102,961
#*	Supermax Corp. Bhd.	487,374	89,849
#	Suria Capital Holdings Bhd.	55,420	24,363
#	Syarikat Takaful Malaysia Keluarga Bhd.	170,436	153,708
		Shares	Value»
MALAYSIA — (Continued)
#	Ta Ann Holdings Bhd.	107,926	$105,253
	Taliworks Corp. Bhd.	197,300	34,817
	Telekom Malaysia Bhd.	140,763	208,396
	Tenaga Nasional Bhd.	174,600	558,570
	Thong Guan Industries Bhd.	95,800	33,038
#	TIME dotCom Bhd.	195,500	217,138
#*	Tropicana Corp. Bhd.	229,628	67,339
#	TSH Resources Bhd.	285,100	70,093
	Uchi Technologies Bhd.	115,170	101,338
	UEM Sunrise Bhd.	532,564	116,215
	United Malacca Bhd.	20,100	23,328
	United Plantations Bhd.	42,000	257,457
	UOA Development Bhd.	185,440	80,326
*	Uzma Bhd.	137,400	25,411
	Velesto Energy Bhd.	1,498,935	64,624
	ViTrox Corp. Bhd.	102,900	75,687
#	VS Industry Bhd.	892,800	196,835
#*	Wasco Bhd.	102,300	25,551
#*	WCT Holdings Bhd.	392,235	80,398
#	Wellcall Holdings Bhd.	160,650	55,736
	Westports Holdings Bhd.	140,900	135,619
	Yinson Holdings Bhd.	452,137	278,762
*	YNH Property Bhd.	169,208	17,447
	YTL Corp. Bhd.	760,647	340,033
	YTL Power International Bhd.	281,000	195,732
TOTAL MALAYSIA			27,412,915
MEXICO — (2.0%)
	Alfa SAB de CV, Class A	1,764,816	1,273,592
	Alsea SAB de CV	197,441	476,693
	America Movil SAB de CV (AMXB MM), Class B	3,261,741	2,580,442
	Arca Continental SAB de CV	59,316	505,992
*	Axtel SAB de CV	49,838	2,939
Ω	Banco del Bajio SA	450,674	999,346
	Bolsa Mexicana de Valores SAB de CV	161,806	264,427

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CEMEXCPO MM)	970,729	$508,906
	Cemex SAB de CV (CX US), Sponsored ADR	178,620	932,396
*	Cia Minera Autlan SAB de CV, Class B	25,536	10,178
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	5,019	418,434
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	182,589
*	Consorcio ARA SAB de CV	285,651	45,682
*	Controladora AXTEL SAB de CV	1,529,960	24,850
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	38,956	29,047
	Corp. Actinver SAB de CV	9,800	8,081
	Corp. Inmobiliaria Vesta SAB de CV	216,741	564,342
	Corporativo Fragua SAB de CV	451	19,835
	El Puerto de Liverpool SAB de CV, Class C1	42,829	225,195
#*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,475	4,293
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	166,232	1,610,439
	GCC SAB de CV	65,647	538,411
	Gentera SAB de CV	623,689	797,943
	Gruma SAB de CV, Class B	49,499	850,979
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	854,662
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,323	$441,107
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,507	610,534
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,714	730,826
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	282,236
#	Grupo Bimbo SAB de CV, Class A	218,932	678,039
	Grupo Carso SAB de CV	84,645	510,125
#	Grupo Comercial Chedraui SA de CV	78,207	495,284
††	Grupo Elektra SAB de CV	2,722	96,410
	Grupo Financiero Banorte SAB de CV, Class O	415,484	2,899,737
*	Grupo Financiero Inbursa SAB de CV, Class O	279,873	622,142
	Grupo Herdez SAB de CV	47,842	125,287
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,250
	Grupo Industrial Saltillo SAB de CV	114,458	98,044
	Grupo Mexico SAB de CV, Class B	373,382	1,959,138
*	Grupo Pochteca SAB de CV	35,990	11,403
#	Grupo Rotoplas SAB de CV	64,745	66,106
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	73,346
#*	Grupo Simec SAB de CV (SIMECB MM), Class B	38,410	355,124
	Grupo Televisa SAB (TLEVICPO MM)	725,130	358,769

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*Ω	Grupo Traxion SAB de CV	129,609	$140,170
*	Hoteles City Express SAB de CV	142,008	33,356
*	Industrias CH SAB de CV, Class B	98,329	901,789
#*	Industrias Penoles SAB de CV	38,695	609,524
	Kimberly-Clark de Mexico SAB de CV, Class A	359,226	517,578
	KUO SAB de CV, Class B	28,603	58,751
	La Comer SAB de CV	227,745	414,072
	Megacable Holdings SAB de CV	400,943	885,062
*	Minera Frisco SAB de CV, Class A1	658,986	128,441
*Ω	Nemak SAB de CV	942,675	99,876
#	Orbia Advance Corp. SAB de CV	483,105	442,556
	Organizacion Cultiba SAB de CV	24,314	12,479
	Organizacion Soriana SAB de CV, Class B	220,844	312,346
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	88,500	771,088
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	116,323
	Qualitas Controladora SAB de CV	66,930	465,110
	Regional SAB de CV	110,786	704,763
#*	Sitios Latinoamerica SAB de CV	326,340	56,430
*	Vista Energy SAB de CV (VIST US), ADR	32,384	1,614,666
*	Vista Energy SAB de CV (VISTAA MM)	2,091	104,500
*	Vitro SAB de CV, Class A	86,697	38,129
		Shares	Value»
MEXICO — (Continued)
	Wal-Mart de Mexico SAB de CV	419,691	$1,158,846
TOTAL MEXICO			33,733,455
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	11,850	154,761
	Credicorp Ltd.	3,722	685,332
*††	Fossal SAA, ADR	2	6
	Intercorp Financial Services, Inc.	4,492	121,598
TOTAL PERU			961,697
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	437,000	64,611
	Aboitiz Equity Ventures, Inc.	223,100	133,858
	ACEN Corp.	1,725,900	147,094
	Apex Mining Co., Inc.	1,119,000	81,671
*	Atlas Consolidated Mining & Development Corp.	602,000	49,659
	Ayala Corp.	27,296	322,902
	Ayala Land, Inc.	505,360	283,493
*	AyalaLand Logistics Holdings Corp.	481,300	16,441
	Bank of the Philippine Islands	289,830	711,940
	BDO Unibank, Inc.	394,219	1,031,744
*	Cebu Air, Inc.	50,500	28,471
	Cebu Landmasters, Inc.	465,178	22,372
	Century Pacific Food, Inc.	442,600	319,639
	China Banking Corp.	382,037	384,342
*	Converge Information & Communications Technology Solutions, Inc.	1,063,200	293,585
	Cosco Capital, Inc.	908,900	85,017
	D&L Industries, Inc.	820,700	88,245
*	DITO CME Holdings Corp.	1,352,000	41,169
*	DoubleDragon Corp.	395,590	71,062
	Filinvest Development Corp.	131,400	12,236
	Filinvest Land, Inc.	4,402,000	60,546
	First Philippine Holdings Corp.	137,850	143,840

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Global Ferronickel Holdings, Inc.	762,228	$18,534
	Globe Telecom, Inc.	8,335	307,555
	GT Capital Holdings, Inc.	31,499	389,174
	International Container Terminal Services, Inc.	105,880	719,534
	JG Summit Holdings, Inc.	407,028	169,944
	Jollibee Foods Corp.	79,300	361,297
	Keepers Holdings, Inc.	180,000	6,397
	MacroAsia Corp.	197,440	25,224
	Manila Electric Co.	27,600	232,554
	Manila Water Co., Inc.	520,500	234,771
	Megaworld Corp.	4,257,600	168,933
	Metropolitan Bank & Trust Co.	551,865	719,324
Ω	Monde Nissin Corp.	251,500	47,063
	Nickel Asia Corp.	1,764,600	103,664
	Petron Corp.	1,456,800	63,246
	Philcomsat Holdings Corp.	27,762	51,104
	Philex Mining Corp.	819,300	46,542
*	Philippine National Bank	176,952	82,650
	Philippine Seven Corp.	46,370	58,268
	Philippine Stock Exchange, Inc.	5,304	15,519
*††	Phoenix Petroleum Philippines, Inc.	189,140	10,188
	PLDT, Inc. (PHI US), Sponsored ADR	1,138	27,335
	PLDT, Inc. (TEL PM)	11,925	293,068
*Ω	PNB Housing Finance Ltd.	30,241	345,370
	Puregold Price Club, Inc.	518,160	290,247
	RFM Corp.	532,000	36,713
	Rizal Commercial Banking Corp.	339,756	157,092
	Robinsons Land Corp.	884,066	233,484
	Robinsons Retail Holdings, Inc.	128,890	86,505
	Security Bank Corp.	160,046	253,415
	Shakey's Pizza Asia Ventures, Inc.	93,500	14,684
*	Shell Pilipinas Corp.	226,990	36,277
	SM Investments Corp.	12,835	206,959
		Shares	Value»
PHILIPPINES — (Continued)
	SM Prime Holdings, Inc.	534,212	$280,986
	SSI Group, Inc.	238,000	13,498
	Synergy Grid & Development Phils, Inc.	367,800	59,395
	Union Bank of the Philippines	242,683	158,799
	Universal Robina Corp.	232,850	390,569
	Vista Land & Lifescapes, Inc.	1,905,400	53,680
	Vistamalls, Inc.	78,400	2,500
	Wilcon Depot, Inc.	459,300	127,143
TOTAL PHILIPPINES			11,293,141
POLAND — (1.0%)
*	11 bit studios SA	278	18,006
	AB SA	4,499	102,328
*	Agora SA	16,251	39,350
	Alior Bank SA	47,922	1,047,180
*Ω	Allegro.eu SA	15,797	139,006
	Amica SA	2,295	33,224
	Apator SA	7,981	37,189
	Arctic Paper SA	13,128	57,089
	ASBISc Enterprises PLC	15,181	69,005
	Asseco Poland SA	23,667	530,909
	Asseco South Eastern Europe SA	5,768	71,666
	Auto Partner SA	25,348	134,640
	Bank Handlowy w Warszawie SA	7,422	166,947
*	Bank Millennium SA	207,029	431,108
*	Bank Ochrony Srodowiska SA	27,288	74,902
	Bank Polska Kasa Opieki SA	31,431	1,099,652
	Benefit Systems SA	742	445,764
*	Bioton SA	12,311	10,334
	Boryszew SA	48,112	64,249
	Budimex SA	4,184	523,268
*	CCC SA	5,425	239,639
	CD Projekt SA	2,418	97,354
	Celon Pharma SA	5,344	37,277
#*	CI Games SA	22,569	8,745
*	Cognor Holding SA	102,333	158,864
	Cyber Folks SA	2,157	64,284
*	Cyfrowy Polsat SA	43,020	136,049
	Develia SA	172,377	243,136
*Ω	Dino Polska SA	5,898	489,861
	Dom Development SA	3,585	170,450

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Echo Investment SA	52,622	$57,902
#	Erbud SA	1,249	10,093
*	Fabryki Mebli Forte SA	8,318	43,122
	Globe Trade Centre SA	52,134	59,268
*	Grenevia SA	95,610	44,978
*	Grupa Azoty SA	11,238	58,120
	Grupa Kety SA	4,116	701,548
	Grupa Pracuj SA	1,379	17,744
*Ω	HUUUGE, Inc.	7,568	30,846
	ING Bank Slaski SA	5,370	333,128
	Inter Cars SA	2,487	293,244
	KGHM Polska Miedz SA	22,962	859,414
	KRUK SA	4,520	484,265
#	LPP SA	188	684,192
*	mBank SA	3,945	554,779
*	Mercator Medical SA	633	8,326
	Mirbud SA	33,062	91,314
	Mo-BRUK SA	777	54,343
*	Mostostal Zabrze SA	9,074	10,078
	Neuca SA	549	110,721
	Orange Polska SA	120,912	235,500
#	ORLEN SA	139,574	1,822,428
	PCC Rokita SA	1,073	21,393
*	Pepco Group NV	12,599	53,920
	PlayWay SA	504	34,536
*	Polimex-Mostostal SA	34,390	18,874
	Powszechna Kasa Oszczednosci Bank Polski SA	64,572	897,179
	Powszechny Zaklad Ubezpieczen SA	89,036	882,988
	Santander Bank Polska SA	1,391	155,984
*	Selvita SA	2,662	35,863
	Stalexport Autostrady SA	50,770	33,864
	Synektik SA	1,788	79,902
*	TEN Square Games SA	1,011	20,135
	Text SA	2,715	40,243
	Torpol SA	7,289	56,014
	Unimot SA	1,266	45,984
	Votum SA	3,220	27,122
	VRG SA	93,660	75,819
	Warsaw Stock Exchange	4,693	49,814
	Wawel SA	61	9,288
	Wirtualna Polska Holding SA	6,453	119,919
		Shares	Value»
POLAND — (Continued)
Ω	XTB SA	17,331	$280,802
TOTAL POLAND			16,246,471
QATAR — (0.8%)
*	Aamal Co.	913,228	219,899
	Al Khaleej Takaful Group QSC	80,914	50,904
	Al Meera Consumer Goods Co. QSC	35,928	146,007
	Alijarah Holding Co. QPSC	109,752	24,696
	Baladna	378,513	140,879
	Barwa Real Estate Co.	914,065	716,221
	Commercial Bank PSQC	850,151	992,280
*	Dlala Brokerage & Investments Holding Co. QSC	30,534	10,099
	Doha Bank QPSC	1,077,832	530,670
	Doha Insurance Co. QSC	121,417	85,802
	Gulf International Services QSC	612,447	533,052
	Gulf Warehousing Co.	188,919	169,727
	Industries Qatar QSC	82,762	303,030
*	Lesha Bank LLC	638,927	241,803
	Mannai Corp. QSC	116,821	122,807
	Masraf Al Rayan QSC	808,009	525,749
	Mazaya Real Estate Development QPSC	247,327	42,295
	Mesaieed Petrochemical Holding Co.	535,113	232,424
	Ooredoo QPSC	299,563	940,168
	Qatar Aluminum Manufacturing Co.	1,107,251	389,998
	Qatar Fuel QSC	67,797	285,316
	Qatar Industrial Manufacturing Co. QSC	117,257	81,995
	Qatar Insurance Co. SAQ	807,357	480,469
	Qatar International Islamic Bank QSC	146,531	421,847
	Qatar Islamic Bank QPSC	85,833	482,647
	Qatar Islamic Insurance Group	24,888	57,977

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar National Bank QPSC	862,234	$4,103,851
	Qatar Navigation QSC	290,313	912,237
	QLM Life & Medical Insurance Co. WLL	34,862	19,630
	Salam International Investment Ltd. QSC	439,066	84,083
	United Development Co. QSC	788,454	247,402
	Vodafone Qatar QSC	1,147,594	586,240
*	Widam Food Co.	19,080	13,248
	Zad Holding Co.	34,130	128,806
TOTAL QATAR			14,324,258
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
SAUDI ARABIA — (3.2%)
	Abdullah Al Othaim Markets Co.	181,860	571,209
*	Advanced Petrochemical Co.	44,422	429,887
	Al Babtain Power & Telecommunication Co.	17,873	212,453
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,610	59,737
	Al Jouf Agricultural Development Co.	5,970	108,338
*	Al Khaleej Training & Education Co.	5,436	38,893
	Al Rajhi Bank	228,984	5,350,351
*	Al Rajhi Co. for Co-operative Insurance	9,308	443,196
*	Al Sagr Cooperative Insurance Co.	6,467	30,906
*	Al Yamamah Steel Industries Co.	5,681	50,316
	Alamar Foods	4,715	96,686
		Shares	Value»
SAUDI ARABIA — (Continued)
	Alandalus Property Co.	14,474	$98,121
	Alaseel Co.	64,296	83,736
	Aldrees Petroleum & Transport Services Co.	21,981	808,416
	Alinma Bank	198,062	1,479,860
*	AlJazira Takaful Ta'awuni Co.	4,362	19,077
*	AlKhorayef Water & Power Technologies Co.	4,467	191,255
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,274	20,780
	Almarai Co. JSC	55,730	816,050
	Almunajem Foods Co.	7,091	219,505
*	Alujain Corp.	15,476	166,253
*	Amlak International Finance Co.	4,773	16,669
	Arab National Bank	212,898	1,070,716
Ω	Arabian Centres Co.	37,160	203,399
	Arabian Contracting Services Co.	5,928	276,718
	Arabian Internet & Communications Services Co.	7,173	485,938
*	Arabian Pipes Co.	2,868	99,879
*	Arabian Shield Cooperative Insurance Co.	20,380	103,958
	Arriyadh Development Co.	40,943	327,411
*	ARTEX Industrial Investment Co.	16,866	71,172
	Astra Industrial Group	15,342	727,101
	Ataa Educational Co.	6,276	128,322
	Bank AlBilad	118,893	1,163,088
*	Bank Al-Jazira	167,650	731,878
	Banque Saudi Fransi	85,923	711,506
	Bawan Co.	16,280	192,692
	BinDawood Holding Co.	98,390	186,090
	Bupa Arabia for Cooperative Insurance Co.	15,731	842,625
*	Buruj Cooperative Insurance Co.	3,837	19,168
	Catrion Catering Holding Co.	16,632	525,750

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Co. for Cooperative Insurance	18,053	$673,369
*	Dar Al Arkan Real Estate Development Co.	238,470	1,055,899
	East Pipes Integrated Co. for Industry	3,654	161,375
	Electrical Industries Co.	279,240	592,942
	Etihad Etisalat Co.	146,062	2,011,062
	Gulf Insurance Group	13,525	110,692
*	Herfy Food Services Co.	13,155	85,306
	Jarir Marketing Co.	159,400	560,453
	L'Azurde Co. for Jewelry	3,119	11,316
	Leejam Sports Co. JSC	10,386	524,724
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	32,019	182,071
*	Methanol Chemicals Co.	3,453	15,861
*	Middle East Paper Co.	12,090	128,204
*	Middle East Specialized Cables Co.	12,928	135,077
	Mobile Telecommunications Co. Saudi Arabia	328,876	924,111
*	Nama Chemicals Co.	2,446	16,583
*	National Agriculture Development Co.	73,454	517,569
	National Co. for Glass Industries	7,664	111,056
	National Co. for Learning & Education	3,840	224,055
	National Gas & Industrialization Co.	6,443	186,169
	Nayifat Finance Co.	39,061	152,201
*	Rabigh Refining & Petrochemical Co.	112,182	243,325
	Retal Urban Development Co.	71,081	274,093
	Riyad Bank	223,768	1,529,507
	Riyadh Cables Group Co.	1,576	42,770
		Shares	Value»
SAUDI ARABIA — (Continued)
	SABIC Agri-Nutrients Co.	57,814	$1,748,601
	Sahara International Petrochemical Co.	117,555	822,005
*	Saudi Arabian Mining Co.	145,382	2,176,489
	Saudi Aramco Base Oil Co.	10,317	321,090
	Saudi Automotive Services Co.	14,997	322,667
	Saudi Awwal Bank	152,123	1,369,308
	Saudi Basic Industries Corp.	77,396	1,497,229
*	Saudi Ceramic Co.	24,541	212,429
	Saudi Industrial Investment Group	112,715	533,982
	Saudi Investment Bank	236,695	829,650
*	Saudi Kayan Petrochemical Co.	312,748	646,573
	Saudi National Bank	307,335	2,701,759
	Saudi Paper Manufacturing Co.	6,278	113,732
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	21,416	190,553
*	Saudi Public Transport Co.	27,268	159,741
*	Saudi Real Estate Co.	50,888	347,617
*	Saudi Reinsurance Co.	15,387	151,881
*	Saudi Research & Media Group	14,404	1,142,130
	Saudi Steel Pipe Co.	4,989	94,437
	Saudi Tadawul Group Holding Co.	2,366	149,798
	Saudi Telecom Co.	463,800	5,205,341
	Saudia Dairy & Foodstuff Co.	5,302	506,199
*	Savola Group	206,391	1,412,691
*	Scientific & Medical Equipment House Co.	4,930	72,035
*	Seera Group Holding	63,072	384,792
*	SHL Finance Co.	27,052	115,894
*	Sinad Holding Co.	33,006	125,431
	Sumou Real Estate Co.	5,171	54,839
	Sustained Infrastructure Holding Co.	24,005	192,887

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Tanmiah Food Co.	2,784	$100,464
	Theeb Rent A Car Co.	10,087	208,773
	United Electronics Co.	15,439	413,715
	United International Transportation Co.	20,025	458,698
*	Walaa Cooperative Insurance Co.	14,251	83,838
	Yanbu National Petrochemical Co.	31,046	328,345
	Zahrat Al Waha For Trading Co., Class C	2,668	24,048
TOTAL SAUDI ARABIA			54,868,556
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	196,897	1,886,989
	Adcock Ingram Holdings Ltd.	36,601	143,580
	Advtech Ltd.	314,506	558,560
	AECI Ltd.	63,580	348,157
#	Afrimat Ltd.	46,403	175,232
	Alexander Forbes Group Holdings Ltd.	187,471	76,827
	Altron Ltd., Class A	122,825	128,999
	Anglo American Platinum Ltd.	10,197	400,817
#	Anglogold Ashanti PLC (AU US)	32,813	912,201
*	Astral Foods Ltd.	17,584	172,529
*	Aveng Ltd.	62,877	33,237
#	AVI Ltd.	139,425	874,291
	Barloworld Ltd.	95,505	449,810
	Bid Corp. Ltd.	36,442	859,199
	Bidvest Group Ltd.	76,789	1,242,609
*	Blue Label Telecoms Ltd.	310,079	97,490
*	Brait PLC	1,170,650	107,977
	Capitec Bank Holdings Ltd.	6,546	1,182,540
	Cashbuild Ltd.	5,673	56,361
	Caxton & CTP Publishers & Printers Ltd.	26,485	18,614
	City Lodge Hotels Ltd.	170,526	46,222
	Clicks Group Ltd.	62,711	1,341,934
	Coronation Fund Managers Ltd.	84,403	192,044
	Curro Holdings Ltd.	68,507	49,506
	DataTec Ltd.	117,641	269,067
		Shares	Value»
SOUTH AFRICA — (Continued)
Ω	Dis-Chem Pharmacies Ltd.	168,787	$346,847
	Discovery Ltd.	92,607	949,634
	DRDGOLD Ltd. (DRD SJ)	84,660	103,361
#	DRDGOLD Ltd. (DRD US), Sponsored ADR	5,808	70,219
	Famous Brands Ltd.	27,058	96,412
	FirstRand Ltd.	472,939	2,077,949
	Foschini Group Ltd.	187,974	1,641,964
#	Gold Fields Ltd. (GFI US), Sponsored ADR	125,048	2,060,791
	Grindrod Ltd.	340,259	272,175
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	425,675
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	189,040	2,049,194
	Hudaco Industries Ltd.	13,408	153,195
*	Impala Platinum Holdings Ltd.	213,522	1,409,357
	Investec Ltd.	36,951	288,599
	Italtile Ltd.	167,964	124,830
	JSE Ltd.	28,314	201,294
*	KAP Ltd.	1,555,097	290,458
	Kumba Iron Ore Ltd.	15,330	290,314
	Lewis Group Ltd.	26,714	108,063
*	Metair Investments Ltd.	63,347	38,534
	Momentum Group Ltd.	844,400	1,377,386
	Motus Holdings Ltd.	102,148	684,037
	Mpact Ltd.	67,311	112,107
	Mr. Price Group Ltd.	99,533	1,451,871
	MTN Group Ltd.	404,845	2,010,681
*	MultiChoice Group	128,091	808,056
	Naspers Ltd., Class N	6,439	1,521,841
	Nedbank Group Ltd.	108,045	1,831,303
	NEPI Rockcastle NV	111,039	868,621
	Ninety One Ltd.	88,763	189,572
	Northam Platinum Holdings Ltd.	109,118	807,307
	Oceana Group Ltd.	44,494	171,860
	Old Mutual Ltd. (OMU SJ)	1,918,696	1,324,476
	Omnia Holdings Ltd.	101,675	387,978
	OUTsurance Group Ltd.	27,186	93,062
Ω	Pepkor Holdings Ltd.	590,053	765,932

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Pick n Pay Stores Ltd.	164,833	$237,821
	PSG Financial Services Ltd.	343,202	364,215
	Raubex Group Ltd.	86,543	235,316
	RFG Holdings Ltd.	55,653	53,457
	Sanlam Ltd.	235,264	1,172,248
	Santam Ltd.	18,796	396,601
	Sappi Ltd.	336,651	905,730
	Shoprite Holdings Ltd.	92,955	1,605,370
#	Sibanye Stillwater Ltd. (SBSW US), ADR	20,876	97,492
*	Sibanye Stillwater Ltd. (SSW SJ)	1,333,951	1,555,184
	Southern Sun Ltd.	109,709	52,079
*	SPAR Group Ltd.	72,390	522,589
#	Spur Corp. Ltd.	41,270	81,312
	Stadio Holdings Ltd.	92,501	33,783
	Standard Bank Group Ltd.	159,752	2,199,382
	Super Group Ltd.	247,204	314,945
*	Telkom SA SOC Ltd.	164,059	253,070
	Tiger Brands Ltd.	59,820	805,440
*	Transaction Capital Ltd.	200,339	32,893
	Truworths International Ltd.	164,068	1,044,723
	Vodacom Group Ltd.	121,330	759,610
*	We Buy Cars Pty. Ltd.	65,467	134,243
	Wilson Bayly Holmes-Ovcon Ltd.	25,843	315,352
	Woolworths Holdings Ltd.	249,483	925,015
	Zeda Ltd.	134,033	110,226
TOTAL SOUTH AFRICA			53,237,843
SOUTH KOREA — (10.7%)
*	3S Korea Co. Ltd.	8,243	12,528
	Able C&C Co. Ltd.	6,004	31,162
	ABOV Semiconductor Co. Ltd.	1,421	9,844
*	Abpro Bio Co. Ltd.	45,652	17,762
*	ADTechnology Co. Ltd.	2,141	27,359
	Advanced Nano Products Co. Ltd.	403	25,130
	Advanced Process Systems Corp.	6,270	80,125
		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Chemical Co. Ltd.	6,856	$51,634
	Aekyung Industrial Co. Ltd.	4,364	50,146
*	Agabang&Company	11,629	37,706
	Ahnlab, Inc.	1,478	63,439
*	Air Busan Co. Ltd.	25,072	43,188
	AJ Networks Co. Ltd.	6,444	22,689
	Ajin Industrial Co. Ltd.	21,088	41,178
	AK Holdings, Inc.	2,900	26,188
*	Alteogen, Inc.	1,460	395,285
*	ALUKO Co. Ltd.	29,610	49,292
*	Amicogen, Inc.	5,986	20,372
*	Aminologics Co. Ltd.	10,765	9,348
	Amorepacific Corp.	2,764	233,299
	AMOREPACIFIC Group	5,878	94,722
*	Amotech Co. Ltd.	5,426	15,490
*	Anam Electronics Co. Ltd.	28,466	26,092
*	Ananti, Inc.	34,018	125,545
*	Anapass, Inc.	998	13,483
*	Anterogen Co. Ltd.	1,871	20,528
	Aplus Asset Advisor Co. Ltd.	5,743	17,886
*	APS, Inc.	5,387	24,348
	Asia Pacific Satellite, Inc.	1,533	12,797
	Asia Paper Manufacturing Co. Ltd.	11,730	68,733
	Atec Co. Ltd.	1,127	13,658
	Atinum Investment Co. Ltd.	16,983	31,373
	Avaco Co. Ltd.	2,325	26,179
	Avatec Co. Ltd.	1,270	10,298
	Baiksan Co. Ltd.	8,600	81,474
*	Beno Tnr, Inc.	4,734	13,080
	BGF Co. Ltd.	15,592	40,585
	BGF retail Co. Ltd.	2,482	207,669
	BGFecomaterials Co. Ltd.	10,866	26,535
	BH Co. Ltd.	17,482	208,952
*	BHI Co. Ltd.	7,679	62,540
	Binggrae Co. Ltd.	3,085	140,438
	Bio Plus Co. Ltd.	10,739	41,133
*	Biodyne Co. Ltd.	1,722	25,643
*	Bioneer Corp.	2,941	50,542
	BioNote, Inc.	6,867	23,351
	BIT Computer Co. Ltd.	4,460	15,839
*	BNC Korea Co. Ltd.	17,845	61,793

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	BNK Financial Group, Inc.	98,034	$668,495
	Boditech Med, Inc.	4,522	51,151
	BoKwang Industry Co. Ltd.	5,306	14,881
	Bookook Securities Co. Ltd.	1,360	27,543
*	Bosung Power Technology Co. Ltd.	5,041	10,925
	Brand X Co. Ltd.	5,593	33,557
*	Bubang Co. Ltd.	3,072	3,901
*††	Bucket Studio Co. Ltd.	16,344	2,558
*	Bukwang Pharmaceutical Co. Ltd.	6,443	22,617
	BYC Co. Ltd.	1,390	32,653
	Byucksan Corp.	18,730	26,950
*	C&C International Corp.	1,155	55,578
	C&G Hi Tech Co. Ltd.	2,110	19,039
*	Cafe24 Corp.	5,387	93,076
*	CammSys Corp.	33,312	25,552
	Camus Engineering & Construction, Inc.	20,344	19,184
	Cape Industries Ltd.	7,657	26,591
	Caregen Co. Ltd.	5,450	66,574
#*	Celltrion Pharm, Inc.	2,552	114,132
	Cheil Worldwide, Inc.	26,065	347,617
	Chemtronics Co. Ltd.	2,899	40,580
*	Chemtros Co. Ltd.	3,277	11,010
	Cheryong Electric Co. Ltd.	4,562	172,290
*	ChinHung International, Inc.	46,523	25,068
	Chinyang Holdings Corp.	9,810	22,578
*	Chips&Media, Inc.	3,500	34,833
*	Choil Aluminum Co. Ltd.	23,460	27,907
	Chong Kun Dang Pharmaceutical Corp.	2,803	207,718
	Choong Ang Vaccine Laboratory	2,468	18,901
*††	Chorokbaem Media Co. Ltd.	6,960	5,109
*	Chunbo Co. Ltd.	765	30,626
*	CJ Bioscience, Inc.	1,625	12,803
*	CJ CGV Co. Ltd.	34,530	140,368
		Shares	Value»
SOUTH KOREA — (Continued)
	CJ CheilJedang Corp.	3,674	$726,927
	CJ Corp.	5,972	442,741
*	CJ ENM Co. Ltd.	6,527	296,613
	CJ Freshway Corp.	4,127	52,813
	CJ Logistics Corp.	4,090	259,310
*	CJ Seafood Corp.	6,788	15,611
*	CKD Bio Corp.	1,229	22,665
	Classys, Inc.	5,466	199,448
	CLIO Cosmetics Co. Ltd.	1,429	22,765
*	CoAsia Corp.	590	1,943
*	Com2uS Holdings Corp.	1,402	23,651
	Com2uSCorp	3,864	121,039
*	ContentreeJoongAng Corp.	2,874	18,905
	Coocon Corp.	1,055	10,189
*	Coreana Cosmetics Co. Ltd.	10,367	18,900
*	Corentec Co. Ltd.	1,484	6,636
*	COSMAX NBT, Inc.	2,176	5,812
	Cosmax, Inc.	3,076	334,899
*	Cosmecca Korea Co. Ltd.	2,209	125,964
*	CosmoAM&T Co. Ltd.	4,107	304,718
*	Cosmochemical Co. Ltd.	4,734	72,782
	Coway Co. Ltd.	21,620	987,754
	COWELL FASHION Co. Ltd.	3,335	5,473
	Cowintech Co. Ltd.	2,887	28,815
	CR Holdings Co. Ltd.	12,587	51,858
	Creas F&C Co. Ltd.	5,074	24,052
*	Creative & Innovative System	12,661	79,828
	Creverse, Inc.	2,158	24,835
*	CrystalGenomics Invites Co. Ltd.	9,498	17,128
*	CS Bearing Co. Ltd.	3,290	13,019
	CS Wind Corp.	8,116	341,657
*	CTC BIO, Inc.	2,673	15,076
*	Cube Entertainment, Inc.	1,866	17,494
	Cuckoo Holdings Co. Ltd.	3,956	69,652
	Cuckoo Homesys Co. Ltd.	4,387	70,462
*	Curexo, Inc.	2,908	14,221
	Cymechs, Inc.	2,466	19,431
	D.I Corp.	5,094	66,353

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	DA Technology Co. Ltd.	29,845	$4,390
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	25,497
	Dae Won Kang Up Co. Ltd.	23,068	65,799
*	Dae Young Packaging Co. Ltd.	25,788	19,156
*††	Dae Yu Co. Ltd.	6,267	1,957
*	Daea TI Co. Ltd.	7,647	14,718
*	Daechang Co. Ltd.	33,874	30,400
	Daechang Forging Co. Ltd.	7,013	25,717
	Daedong Corp.	11,227	67,211
	Daeduck Co. Ltd.	9,954	44,723
	Daeduck Electronics Co. Ltd.	16,124	198,166
	Daehan Flour Mill Co. Ltd.	512	49,238
	Daehan Steel Co. Ltd.	6,724	64,898
*	Dae-Il Corp.	10,593	27,955
*	Daejoo Electronic Materials Co. Ltd.	1,371	106,289
	Daesang Corp.	12,237	182,180
	Daesang Holdings Co. Ltd.	6,972	44,202
	Daesung Energy Co. Ltd.	2,270	15,145
*	Daesung Industrial Co. Ltd.	9,382	23,406
*	Daesung Private Equity, Inc.	2,638	2,819
*	Daewon Cable Co. Ltd.	8,447	16,709
	Daewon Media Co. Ltd.	2,807	16,294
	Daewon Pharmaceutical Co. Ltd.	7,986	82,736
	Daewon San Up Co. Ltd.	6,131	26,386
*	Daewoo Engineering & Construction Co. Ltd.	109,310	278,725
	Daihan Pharmaceutical Co. Ltd.	2,228	40,527
	Daishin Securities Co. Ltd.	13,697	170,291
*	Danal Co. Ltd.	31,311	71,204
		Shares	Value»
SOUTH KOREA — (Continued)
	Daol Investment & Securities Co. Ltd.	15,603	$31,576
	Daou Data Corp.	7,570	59,828
	Daou Technology, Inc.	14,004	185,394
*	Dasan Networks, Inc.	13,256	32,717
*	Dawonsys Co. Ltd.	8,387	67,236
	DB Financial Investment Co. Ltd.	18,822	73,562
	DB HiTek Co. Ltd.	21,065	586,275
	DB Insurance Co. Ltd.	19,760	1,557,465
*	DB, Inc.	14,705	17,038
*	Dear U Co. Ltd.	2,839	67,398
*	Dentis Co. Ltd.	1,928	9,858
	Dentium Co. Ltd.	2,353	133,587
	Deutsch Motors, Inc.	11,957	40,153
	Device ENG Co. Ltd.	1,929	18,243
*	Dexter Studios Co. Ltd.	2,597	14,010
	DGB Financial Group, Inc.	91,952	542,565
	DI Dong Il Corp.	4,776	133,271
	Digital Daesung Co. Ltd.	10,620	56,768
*	DIO Corp.	3,189	38,456
	DIT Corp.	1,126	11,273
*	DK Tech Co. Ltd.	5,029	29,799
	DL E&C Co. Ltd.	15,656	350,137
	DL Holdings Co. Ltd.	5,712	169,061
	DMS Co. Ltd.	10,092	40,090
	DN Automotive Corp.	10,541	146,550
	DNF Co. Ltd.	1,645	12,425
	Dohwa Engineering Co. Ltd.	5,055	24,363
	Dong-A ST Co. Ltd.	2,417	133,734
	Dongbang Transport Logistics Co. Ltd.	28,165	46,735
	Dongjin Semichem Co. Ltd.	12,771	246,183
	Dongkoo Bio & Pharma Co. Ltd.	3,136	12,170
	DongKook Pharmaceutical Co. Ltd.	9,657	125,310
	Dongkuk CM Co. Ltd.	2,480	11,484
	Dongkuk Holdings Co. Ltd.	13,493	76,816
	Dongkuk Industries Co. Ltd.	13,609	66,064

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Steel Mill Co. Ltd.	14,759	$93,007
*	Dongkuk Structures & Construction Co. Ltd.	11,743	21,312
	Dongsuh Cos., Inc.	9,444	181,645
	Dongsung Chemical Co. Ltd.	15,065	46,900
	Dongsung Finetec Co. Ltd.	5,270	41,852
*	Dongsung Pharmaceutical Co. Ltd.	2,759	8,875
*	Dongwha Enterprise Co. Ltd.	2,375	18,717
	Dongwon Development Co. Ltd.	20,377	37,328
	Dongwon F&B Co. Ltd.	4,485	102,860
	Dongwon Metal Co. Ltd.	14,019	12,984
	Dongwon Systems Corp.	1,631	59,566
	Dongwoon Anatech Co. Ltd.	5,289	82,806
	Dongyang E&P, Inc.	2,221	30,181
*	Dongyang Steel Pipe Co. Ltd.	19,283	10,184
	Doosan Bobcat, Inc.	22,622	609,102
	Doosan Co. Ltd.	3,918	560,623
*	Doosan Enerbility Co. Ltd.	119,628	1,718,809
*	Doosan Fuel Cell Co. Ltd.	7,326	91,799
	Doosan Tesna, Inc.	4,233	90,583
	Douzone Bizon Co. Ltd.	5,092	217,110
*	Dream Security Co. Ltd.	11,309	27,901
	Dreamtech Co. Ltd.	13,722	83,483
*	DRTECH Corp.	6,589	14,598
*	DSK Co. Ltd.	6,678	23,821
	Duck Yang Industry Co. Ltd.	9,937	23,959
*	Duk San Neolux Co. Ltd.	2,327	45,891
	DY Corp.	8,382	28,009
	DY POWER Corp.	3,899	34,576
*††	E Investment&Development Co. Ltd.	34,114	6,452
		Shares	Value»
SOUTH KOREA — (Continued)
	Easy Holdings Co. Ltd.	26,721	$50,135
*	Echo Marketing, Inc.	5,078	38,624
*††	Eco Volt Co. Ltd.	16,063	10,184
	Ecoplastic Corp.	18,180	36,944
#*	Ecopro BM Co. Ltd.	7,457	910,017
#*	Ecopro Co. Ltd.	16,900	958,043
	Ecopro HN Co. Ltd.	3,856	129,480
*	EG Corp.	493	2,478
*††	Ehwa Technologies Information Co. Ltd.	40,504	4,960
	Elentec Co. Ltd.	8,213	32,165
	E-MART, Inc.	4,923	231,700
*	EMRO, Inc.	1,576	59,243
	EM-Tech Co. Ltd.	1,475	26,358
*	Enchem Co. Ltd.	381	47,538
	ENF Technology Co. Ltd.	6,285	72,744
*	Enplus Co. Ltd.	9,314	9,076
*	Enzychem Lifesciences Corp.	26,948	27,607
	Eo Technics Co. Ltd.	680	82,463
*††	E-TRON Co. Ltd.	112,634	3,061
*	Eubiologics Co. Ltd.	6,321	70,288
	Eugene Corp.	25,711	63,487
	Eugene Investment & Securities Co. Ltd.	27,685	78,876
	Eugene Technology Co. Ltd.	3,965	105,885
*	EV Advanced Material Co. Ltd.	20,082	30,135
*	E-World	15,432	19,173
	Exicon Co. Ltd.	2,110	18,608
	F&F Co. Ltd.	5,448	245,373
	FarmStory Co. Ltd.	19,242	18,126
	Fasoo Co. Ltd.	1,847	6,498
	Fila Holdings Corp.	14,178	409,202
*	Fine M-Tec Co. Ltd.	5,699	24,054
	Fine Semitech Corp.	2,676	35,648
*††	Flask Co. Ltd.	13,763	2,952
*	Foosung Co. Ltd.	8,532	38,441
*	FSN Co. Ltd.	3,829	6,144
	Fursys, Inc.	1,797	54,441
	Gabia, Inc.	4,174	40,696
*	GAEASOFT	6,369	42,999
	Galaxia Moneytree Co. Ltd.	2,236	13,684
*	GAMSUNG Corp. Co. Ltd.	22,439	58,893
*	Gaon Cable Co. Ltd.	2,668	72,384
	GC Cell Corp.	2,015	50,598
*	Genexine, Inc.	8,313	43,779
*	Genome & Co.	2,728	7,038
*	Genomictree, Inc.	1,846	21,504

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Geumhwa PSC Co. Ltd.	1,944	$38,668
*	Giantstep, Inc.	2,395	11,293
	Global Standard Technology Co. Ltd.	7,918	86,722
*	Global Tax Free Co. Ltd.	12,252	35,386
*	GnBS eco Co. Ltd.	8,673	20,402
	GnCenergy Co. Ltd.	2,911	10,604
	GOLFZON Co. Ltd.	2,432	113,596
	Golfzon Newdin Holdings Co. Ltd.	9,235	25,268
	Gradiant Corp.	5,742	49,923
	Green Chemical Co. Ltd.	2,993	12,323
	Green Cross Corp.	1,861	218,135
	Green Cross Holdings Corp.	8,660	102,567
	Green Cross Wellbeing Corp.	5,116	40,814
*	GS Engineering & Construction Corp.	18,049	231,732
	GS Holdings Corp. (078930 KS)	19,715	587,233
	GS Retail Co. Ltd.	17,777	278,327
	Gwangju Shinsegae Co. Ltd.	1,600	34,430
	HAESUNG DS Co. Ltd.	7,619	145,703
	Haesung Industrial Co. Ltd.	8,882	42,948
	Han Kuk Carbon Co. Ltd.	13,090	102,584
	Hana Financial Group, Inc.	77,010	3,322,543
	Hana Materials, Inc.	2,798	59,639
	Hana Micron, Inc.	20,978	169,191
	Hana Pharm Co. Ltd.	3,644	29,370
*	Hana Technology Co. Ltd.	922	18,757
	Hana Tour Service, Inc.	4,085	144,933
*	Hanall Biopharma Co. Ltd.	3,045	96,531
	Hancom, Inc.	7,257	98,893
	Handok, Inc.	4,481	44,887
	Handsome Co. Ltd.	6,972	78,421
	Hanil Feed Co. Ltd.	5,197	15,412
	Hanjin Kal Corp.	2,408	146,972
	Hanjin Transportation Co. Ltd.	4,408	61,025
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hankook Cosmetics Co. Ltd.	3,027	$14,318
	Hankook Cosmetics Manufacturing Co. Ltd.	267	14,184
	Hankook Shell Oil Co. Ltd.	303	71,032
	Hankook Tire & Technology Co. Ltd.	28,779	732,960
	Hanmi Semiconductor Co. Ltd.	2,752	179,039
	HanmiGlobal Co. Ltd.	4,233	44,490
	Hannong Chemicals, Inc.	1,919	23,935
	Hanon Systems	62,357	178,054
	Hansae Co. Ltd.	7,860	87,229
	Hanshin Machinery Co.	6,523	15,694
	Hansol Chemical Co. Ltd.	3,080	279,238
	Hansol Holdings Co. Ltd.	19,120	31,901
*	Hansol IONES Co. Ltd.	2,622	12,725
	Hansol Paper Co. Ltd.	9,682	65,614
	Hansol Technics Co. Ltd.	14,047	44,145
	Hanssem Co. Ltd.	184	7,061
*	Hanwha Engine	2,890	29,658
*	Hanwha Galleria Corp.	79,804	73,819
	Hanwha General Insurance Co. Ltd.	27,895	96,405
*	Hanwha Investment & Securities Co. Ltd.	55,055	140,864
	Hanwha Life Insurance Co. Ltd.	82,836	176,735
*	Hanwha Ocean Co. Ltd.	2,745	52,834
	Hanwha Solutions Corp.	29,686	455,869
*	Hanyang Digitech Co. Ltd.	2,583	22,095
	Hanyang Eng Co. Ltd.	5,655	69,407
	Hanyang Securities Co. Ltd.	5,181	46,240
	Harim Co. Ltd.	26,787	55,611

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Harim Holdings Co. Ltd.	29,300	$114,114
	HB SOLUTION Co. Ltd.	7,112	19,004
	HB Technology Co. Ltd.	31,571	51,279
	HD Hyundai Co. Ltd.	17,111	987,282
	HD Hyundai Construction Equipment Co. Ltd.	7,281	270,304
	HD Hyundai Electric Co. Ltd.	5,196	1,216,142
*	HD Hyundai Energy Solutions Co. Ltd.	2,525	41,769
*	HD Hyundai Heavy Industries Co. Ltd.	997	131,278
	HD Hyundai Infracore Co. Ltd.	81,644	390,755
*	HD HYUNDAI MIPO	3,856	305,002
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,653	880,264
	HDC Holdings Co. Ltd.	17,474	142,089
	HDC Hyundai Development Co-Engineering & Construction, Class E	19,170	274,792
	HDCLabs Co. Ltd.	2,261	13,121
*	HD-Hyundai Marine Engine	4,552	62,706
	Hecto Financial Co. Ltd.	2,589	30,672
	Hecto Innovation Co. Ltd.	3,956	35,459
*	Helixmith Co. Ltd.	15,600	41,162
*	Heung-A Shipping Co. Ltd.	11,632	16,109
	High Tech Pharm Co. Ltd.	1,900	20,630
	HK inno N Corp.	6,518	233,088
	HL Holdings Corp.	3,298	83,323
	HL Mando Co. Ltd.	18,506	483,419
*	HLB Biostep Co. Ltd.	7,726	11,808
*	HLB Life Science Co. Ltd.	13,176	83,946
*	HLB, Inc.	4,622	219,285
	HMM Co. Ltd.	51,945	641,753
		Shares	Value»
SOUTH KOREA — (Continued)
*	Home Center Holdings Co. Ltd.	40,607	$23,826
*	Homecast Co. Ltd.	8,481	16,399
	Hotel Shilla Co. Ltd.	6,728	216,061
	HS Hyosung Advanced Materials Corp.	1,052	201,809
*	HS Hyosung Corp.	689	19,896
	HS Industries Co. Ltd.	14,609	44,999
*	Hugel, Inc.	991	194,931
*	Humasis Co. Ltd.	41,254	58,124
*	Humedix Co. Ltd.	2,503	55,068
	Huons Co. Ltd.	3,135	62,065
	Huons Global Co. Ltd.	2,929	72,783
	Husteel Co. Ltd.	17,299	49,953
	Huvitz Co. Ltd.	3,210	20,878
	Hwa Shin Co. Ltd.	9,790	61,850
	Hwangkum Steel & Technology Co. Ltd.	4,431	16,946
	Hwaseung Enterprise Co. Ltd.	8,077	53,609
	HYBE Co. Ltd.	2,283	305,813
	Hy-Lok Corp.	4,195	71,479
	Hyosung Corp.	3,097	111,376
	Hyosung Heavy Industries Corp.	1,729	497,258
	Hyosung TNC Corp.	1,627	362,059
	Hyundai Autoever Corp.	1,496	144,724
	Hyundai Bioland Co. Ltd.	5,522	20,469
*	Hyundai BNG Steel Co. Ltd.	4,900	46,926
	HYUNDAI Corp.	4,150	57,718
	Hyundai Department Store Co. Ltd.	7,377	250,795
	Hyundai Elevator Co. Ltd.	9,629	329,154
	Hyundai Engineering & Construction Co. Ltd.	20,458	412,028
	Hyundai Ezwel Co. Ltd.	8,898	35,967
	Hyundai Futurenet Co. Ltd.	10,966	31,062
	Hyundai Glovis Co. Ltd.	14,478	1,273,807
	Hyundai Green Food	5,844	49,291
	Hyundai Home Shopping Network Corp.	2,566	88,414

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Livart Furniture Co. Ltd.	6,686	$38,466
	Hyundai Marine & Fire Insurance Co. Ltd.	24,522	538,055
	Hyundai Mobis Co. Ltd.	7,979	1,434,088
	Hyundai Motor Co.	39,061	6,016,580
	Hyundai Motor Securities Co. Ltd.	9,906	62,840
	Hyundai Movex Co. Ltd.	9,201	20,429
	Hyundai Steel Co.	21,332	389,927
	Hyundai Wia Corp.	8,192	246,052
	HyVision System, Inc.	6,036	74,994
	i3system, Inc.	1,104	30,474
*	ICD Co. Ltd.	2,981	10,055
*	Icure Pharm, Inc.	8,605	14,200
	IDIS Holdings Co. Ltd.	2,685	17,645
	iFamilySC Co. Ltd.	1,320	17,883
	Iljin Electric Co. Ltd.	9,436	168,392
*	Iljin Hysolus Co. Ltd.	1,181	17,822
	Iljin Power Co. Ltd.	4,220	30,013
	Ilshin Spinning Co. Ltd.	8,435	48,947
	ILSUNG IS	2,715	31,037
	Ilyang Pharmaceutical Co. Ltd.	5,086	46,423
	iMarketKorea, Inc.	9,902	60,233
	InBody Co. Ltd.	3,960	69,792
	Industrial Bank of Korea	90,362	920,394
*	Infinitt Healthcare Co. Ltd.	5,469	16,882
	Innocean Worldwide, Inc.	10,952	156,777
	InnoWireless Co. Ltd.	1,882	23,523
	Innox Advanced Materials Co. Ltd.	7,249	128,148
*	Insun ENT Co. Ltd.	13,154	53,004
*	Insung Information Co. Ltd.	9,259	14,213
	Intellian Technologies, Inc.	1,921	71,546
	Intelligent Digital Integrated Security Co. Ltd.	1,743	18,430
*	Interflex Co. Ltd.	5,184	37,902
††	Interojo Co. Ltd.	2,350	31,802
	INTOPS Co. Ltd.	6,004	87,028
		Shares	Value»
SOUTH KOREA — (Continued)
	iNtRON Biotechnology, Inc.	4,530	$19,128
	IS Dongseo Co. Ltd.	8,536	124,227
	ISC Co. Ltd.	2,388	110,663
	i-SENS, Inc.	3,076	42,713
*	ISU Abxis Co. Ltd.	3,988	17,792
*	ISU Chemical Co. Ltd.	5,097	28,262
*	ISU Specialty Chemical	4,650	135,390
	IsuPetasys Co. Ltd.	11,986	305,349
*	ITEK, Inc.	8,093	32,435
*	ITM Semiconductor Co. Ltd.	1,624	21,663
*	Jahwa Electronics Co. Ltd.	7,183	83,046
	JB Financial Group Co. Ltd.	46,009	596,882
	JC Chemical Co. Ltd.	7,961	26,966
*	Jeju Air Co. Ltd.	13,916	95,847
*	Jeju Semiconductor Corp.	9,125	78,181
*	Jin Air Co. Ltd.	7,997	64,845
	Jinsung T.E.C.	6,490	40,164
	JLS Co. Ltd.	3,636	17,375
*	JNK Global Co. Ltd.	5,529	14,487
*	JNTC Co. Ltd.	3,202	47,883
*††	Jokwang ILI Co. Ltd.	21,810	2,165
*	JoyCity Corp.	1,775	2,076
	Jusung Engineering Co. Ltd.	9,605	211,187
	JVM Co. Ltd.	1,903	28,333
	JW Life Science Corp.	4,771	37,686
	JYP Entertainment Corp.	8,984	316,001
	K Car Co. Ltd.	5,037	47,298
	K Ensol Co. Ltd.	2,244	25,259
	Kakao Corp.	16,277	433,223
*	Kakao Games Corp.	9,865	126,113
	KakaoBank Corp.	17,985	280,392
*	Kakaopay Corp.	3,031	53,450
*††	Kanglim Co. Ltd.	825	3,390
	KAON Group Co. Ltd.	1,026	2,581
	KB Financial Group, Inc. (105560 KS)	59,620	3,879,434
	KB Financial Group, Inc. (KB US), ADR	10,427	680,257
	KC Co. Ltd.	3,423	46,614
	KC Tech Co. Ltd.	3,975	102,268
	KCC Corp.	1,438	272,538
	KCC Glass Corp.	5,228	148,310

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KCTC	13,067	$42,614
	KEC Corp.	72,307	46,938
*	Kencoa Aerospace Co.	2,012	13,070
	KEPCO Engineering & Construction Co., Inc.	1,335	65,953
	KEPCO Plant Service & Engineering Co. Ltd.	13,182	425,912
	Keyang Electric Machinery Co. Ltd.	4,700	4,981
	KG Chemical Corp.	16,105	46,115
	KG Dongbusteel	23,894	117,794
	KG Eco Solution Co. Ltd.	12,156	45,612
*††	KG Mobility Co.	27,602	89,713
	Kginicis Co. Ltd.	7,291	48,157
	KGMobilians Co. Ltd.	9,604	31,069
	KH Vatec Co. Ltd.	10,320	68,825
	Kia Corp.	67,227	4,445,648
*	Kib Plug Energy	116,791	34,252
	KINX, Inc.	1,034	52,049
	KISCO Corp.	7,715	49,719
	KISCO Holdings Co. Ltd.	3,689	57,141
	KISWIRE Ltd.	5,001	69,469
	KIWOOM Securities Co. Ltd.	6,044	585,333
*	KMW Co. Ltd.	3,770	21,592
*	KNJ Co. Ltd.	1,991	22,723
	Koentec Co. Ltd.	6,645	35,532
	Koh Young Technology, Inc.	12,171	95,651
	Kolmar BNH Co. Ltd.	4,947	50,563
	Kolmar Holdings Co. Ltd.	4,314	21,953
	Kolon Corp.	3,612	37,707
	Kolon Enp, Inc.	7,122	29,129
	Kolon Global Corp.	2,282	14,904
	Kolon Industries, Inc.	9,355	219,297
*	Kolon Life Science, Inc.	583	7,936
	Kolon Mobility Group Corp.	820	1,372
	KoMiCo Ltd.	2,410	87,070
	KONA I Co. Ltd.	3,514	38,189
	Korea Asset In Trust Co. Ltd.	31,622	66,814
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	33,289
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Circuit Co. Ltd.	7,616	$55,047
*	Korea District Heating Corp.	743	24,566
	Korea Electric Terminal Co. Ltd.	3,099	170,930
	Korea Electronic Certification Authority, Inc.	4,271	10,510
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	44,083
	Korea Export Packaging Industrial Co. Ltd.	8,450	16,102
	Korea Fuel-Tech Corp.	10,279	37,331
*	Korea Gas Corp.	5,875	166,157
*	Korea Information & Communications Co. Ltd.	10,169	59,435
	Korea Information Certificate Authority, Inc.	8,741	25,538
	Korea Investment Holdings Co. Ltd.	14,096	782,313
*	Korea Line Corp.	96,454	126,170
	Korea Movenex Co. Ltd.	14,544	37,656
	Korea Parts & Fasteners Co. Ltd.	12,229	35,667
	Korea Petrochemical Ind Co. Ltd.	1,862	144,757
	Korea Pharma Co. Ltd.	615	9,102
	Korea Ratings Corp.	564	34,822
	Korea Real Estate Investment & Trust Co. Ltd.	87,316	65,866
	Korea Zinc Co. Ltd.	1,239	892,806
	Korean Air Lines Co. Ltd.	69,484	1,199,422
	Korean Reinsurance Co.	59,075	402,841
	Kortek Corp.	5,563	32,892
*	KOSES Co. Ltd.	2,518	15,765
*	KPS Corp.	1,718	7,363
	KPX Chemical Co. Ltd.	1,121	38,209
*	Krafton, Inc.	6,898	1,649,105
	KSS LINE Ltd.	8,802	61,325

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	KT Corp. (KT US), Sponsored ADR	12,498	$196,594
	KT Skylife Co. Ltd.	9,022	32,797
	KTCS Corp.	9,824	20,244
	Kukdong Oil & Chemicals Co. Ltd.	10,859	29,325
*	Kukje Pharma Co. Ltd.	4,142	16,104
	Kukjeon Pharmaceutical Co. Ltd.	2,139	6,381
*	Kum Yang Co. Ltd.	1,278	38,054
*	Kumho HT, Inc.	61,887	28,868
	Kumho Petrochemical Co. Ltd.	6,714	691,373
*	Kumho Tire Co., Inc.	63,017	202,006
*	KUMHOE&C Co. Ltd.	636	1,329
	Kumkang Kind Co. Ltd.	8,100	23,961
	KX Innovation Co. Ltd.	3,585	9,122
	Kyeryong Construction Industrial Co. Ltd.	4,158	39,876
	Kyobo Securities Co. Ltd.	12,508	48,368
††	Kyongbo Pharmaceutical Co. Ltd.	3,819	15,442
	Kyung Dong Navien Co. Ltd.	3,389	212,199
	Kyungbang Co. Ltd.	5,365	24,108
	Kyung-In Synthetic Corp.	15,465	33,502
	L&C Bio Co. Ltd.	1,727	22,224
*	L&F Co. Ltd.	1,457	123,418
*	L&K Biomed Co. Ltd.	1,817	9,483
*	LabGenomics Co. Ltd.	14,945	37,280
*	Lake Materials Co. Ltd.	15,024	159,658
*	LB Semicon, Inc.	19,980	63,670
	Lee Ku Industrial Co. Ltd.	6,154	19,685
	LEENO Industrial, Inc.	2,523	328,735
	LF Corp.	9,746	105,483
	LG Corp.	12,299	672,087
*	LG Display Co. Ltd. (034220 KS)	74,561	569,508
		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Display Co. Ltd. (LPL US), ADR	121,612	$457,261
	LG Electronics, Inc.	34,829	2,242,924
#*	LG Energy Solution Ltd.	1,522	446,662
	LG H&H Co. Ltd.	2,615	626,024
	LG HelloVision Co. Ltd.	16,371	30,896
	LG Innotek Co. Ltd.	5,465	693,729
	LG Uplus Corp.	102,489	742,814
*	LigaChem Biosciences, Inc.	828	76,862
	LOT Vacuum Co. Ltd.	4,434	31,814
	Lotte Chemical Corp.	3,491	239,971
	Lotte Corp.	8,123	140,495
*	Lotte Data Communication Co.	2,926	47,909
	Lotte Energy Materials Corp.	7,078	192,104
	LOTTE Fine Chemical Co. Ltd.	8,987	300,835
	LOTTE Himart Co. Ltd.	1,295	7,493
*	Lotte Non-Life Insurance Co. Ltd.	32,778	53,699
	Lotte Rental Co. Ltd.	8,583	178,729
	Lotte Shopping Co. Ltd.	4,330	206,316
	Lotte Wellfood Co. Ltd.	1,356	128,088
	LS Corp.	6,232	468,186
	LS Eco Energy Ltd.	3,866	76,156
	LS Electric Co. Ltd.	5,021	526,229
	LS Marine Solution Co. Ltd.	3,994	41,755
*	LTC Co. Ltd.	584	4,602
*	LVMC Holdings	48,539	76,594
	LX Hausys Ltd.	4,303	123,032
	LX Semicon Co. Ltd.	6,909	305,219
	M.I.Tech Co. Ltd.	6,029	36,895
	Macquarie Korea Infrastructure Fund	89,053	768,774
	Maeil Dairies Co. Ltd.	2,167	60,252
	MAKUS, Inc.	5,043	31,611
*††	Manho Rope & Wire Ltd.	810	17,898
	Mcnex Co. Ltd.	7,522	94,030
*	MDS Tech, Inc.	12,968	9,718
	Mediana Co. Ltd.	4,570	15,383
*	Medipost Co. Ltd.	10,403	49,649

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Medytox, Inc.	1,166	$144,279
	Meerecompany, Inc.	1,878	24,731
	MegaStudy Co. Ltd.	3,816	31,003
	MegaStudyEdu Co. Ltd.	4,374	136,078
	Meritz Financial Group, Inc.	27,768	2,055,127
	META BIOMED Co. Ltd.	5,123	15,283
	Mgame Corp.	7,410	33,657
	Mi Chang Oil Industrial Co. Ltd.	382	26,908
*	MiCo Ltd.	11,862	80,999
*	Mirae Asset Life Insurance Co. Ltd.	21,538	81,605
	Mirae Asset Securities Co. Ltd.	62,214	405,633
*	Mirae Asset Venture Investment Co. Ltd.	12,030	40,606
	Miwon Chemicals Co. Ltd.	571	32,984
	Miwon Commercial Co. Ltd.	595	86,961
	Miwon Holdings Co. Ltd.	324	18,763
	Miwon Specialty Chemical Co. Ltd.	519	53,330
	MK Electron Co. Ltd.	8,599	48,709
*	MNTech Co. Ltd.	3,027	22,145
*	Mobase Electronics Co. Ltd.	10,260	13,153
*	MONAYONGPYONG	12,765	34,700
	Moorim P&P Co. Ltd.	14,195	28,200
	Motonic Corp.	4,135	25,968
	Motrex Co. Ltd.	7,187	51,768
	mPlus Corp.	3,206	21,244
	MS Autotech Co. Ltd.	13,133	29,376
	Multicampus Co. Ltd.	1,558	33,297
	Myoung Shin Industrial Co. Ltd.	17,037	165,961
*	N2tech Co. Ltd.	17,578	5,539
	Namhae Chemical Corp.	10,948	51,650
*	Namsun Aluminum Co. Ltd.	35,479	35,051
*	Namuga Co. Ltd.	2,390	20,996
	Namyang Dairy Products Co. Ltd.	175	87,437
	Nasmedia Co. Ltd.	1,721	19,097
*	Nature & Environment Co. Ltd.	31,751	13,728
		Shares	Value»
SOUTH KOREA — (Continued)
	Nature Holdings Co. Ltd.	6,062	$43,487
	NAVER Corp.	8,729	1,067,747
	NCSoft Corp.	1,737	272,695
	NeoPharm Co. Ltd.	4,164	38,667
	Neosem, Inc.	2,981	24,078
	Neowiz	6,353	95,513
*	Neowiz Holdings Corp.	1,665	24,701
*	Nepes Ark Corp.	5,010	47,168
*	NEPES Corp.	6,613	37,307
*	Neptune Co.	5,383	20,128
*Ω	Netmarble Corp.	3,768	157,501
	New Power Plasma Co. Ltd.	10,930	38,231
*	Newflex Technology Co. Ltd.	3,847	14,336
	Nexen Corp.	9,997	32,900
	Nexen Tire Corp.	18,926	92,255
*	Nexon Games Co. Ltd.	7,208	74,003
	NEXTIN, Inc.	2,537	117,766
	NH Investment & Securities Co. Ltd.	54,362	523,474
	NHN Corp.	7,894	96,005
	NHN KCP Corp.	8,874	46,451
	NI Steel Co. Ltd.	11,528	32,609
	NICE Holdings Co. Ltd.	9,918	80,899
	Nice Information & Telecommunication, Inc.	3,525	47,698
	NICE Information Service Co. Ltd.	14,058	112,852
	NICE Total Cash Management Co. Ltd.	7,593	28,312
	Nong Shim Holdings Co. Ltd.	900	44,019
	NongShim Co. Ltd.	1,168	316,111
	NOROO Paint & Coatings Co. Ltd.	4,323	26,228
	NOVAREX Co. Ltd.	6,315	44,708
	NPC	7,683	27,052
	OCI Co. Ltd.	2,797	145,331
	OCI Holdings Co. Ltd.	6,021	298,315
*	Okins Electronics Co. Ltd.	5,207	21,945
	ONEJOON Co. Ltd.	1,218	11,987
	OptoElectronics Solutions Co. Ltd.	3,068	22,608
*	Orbitech Co. Ltd.	3,429	5,374

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Oriental Precision & Engineering Co. Ltd.	7,890	$18,905
	Orion Corp.	8,704	627,293
	Orion Holdings Corp.	12,345	150,043
*	OSTEONIC Co. Ltd.	3,992	16,586
*††	Osung Advanced Materials Co. Ltd.	28,148	34,636
	Ottogi Corp.	891	271,459
	Paik Kwang Industrial Co. Ltd.	13,688	93,859
	Pan Ocean Co. Ltd.	108,116	277,087
	Park Systems Corp.	1,480	227,295
	Partron Co. Ltd.	28,248	145,444
*	Pearl Abyss Corp.	2,533	70,650
*	People & Technology, Inc.	6,960	261,594
	PHA Co. Ltd.	3,537	25,209
#	PharmaResearch Co. Ltd.	2,487	403,873
*	PharmGen Science, Inc.	9,054	31,082
*	Philenergy Co. Ltd.	251	3,054
	Philoptics Co. Ltd.	3,684	53,784
*	PI Advanced Materials Co. Ltd.	3,994	59,321
	Polaris AI Pharma Corp.	4,779	21,849
*	Polaris Office Corp.	5,235	19,363
*	Pond Group Co. Ltd.	3,753	16,158
*	PonyLink Co. Ltd.	18,582	17,900
	Poongsan Holdings Corp.	2,812	55,522
	Posco DX Co. Ltd.	12,040	235,217
	POSCO Future M Co. Ltd.	756	121,416
	Posco M-Tech Co. Ltd.	2,492	28,717
	POSCO Steeleon Co. Ltd.	1,308	34,100
*	Power Logics Co. Ltd.	9,071	32,896
	Protec Co. Ltd.	1,341	32,264
	PSK Holdings, Inc.	740	26,365
	PSK, Inc.	7,547	111,477
	Pulmuone Co. Ltd.	3,936	29,617
	Pumtech Korea Co. Ltd.	1,886	50,245
	QSI Co. Ltd.	1,523	7,491
*	Qurient Co. Ltd.	2,498	8,736
*	Rainbow Robotics	502	44,000
*	Ray Co. Ltd.	2,458	14,665
*	Refine Co. Ltd.	6,522	64,439
		Shares	Value»
SOUTH KOREA — (Continued)
	Reyon Pharmaceutical Co. Ltd.	2,366	$27,788
	RFHIC Corp.	6,018	56,114
*	RFTech Co. Ltd.	16,022	34,983
*	Robostar Co. Ltd.	1,376	21,574
*	Robotis Co. Ltd.	784	10,110
	Rorze Systems Corp.	5,257	71,308
	Rsupport Co. Ltd.	6,747	14,446
	S&S Tech Corp.	4,117	68,545
	S-1 Corp.	6,233	291,537
	Sajo Industries Co. Ltd.	851	41,353
	Sajodaerim Corp.	1,835	58,039
*	Saltlux, Inc.	969	11,587
	Sam Young Electronics Co. Ltd.	4,997	35,326
	Sam Yung Trading Co. Ltd.	6,134	56,577
	Sam-A Aluminum Co. Ltd.	357	13,053
	Sambo Motors Co. Ltd.	8,689	26,701
*	Sambu Engineering & Construction Co. Ltd.	43,125	16,236
	Samchully Co. Ltd.	516	33,728
	Samho Development Co. Ltd.	8,183	18,574
	SAMHWA Paints Industrial Co. Ltd.	4,793	25,412
	Samick THK Co. Ltd.	2,406	15,446
*	Samil Pharmaceutical Co. Ltd.	3,172	36,459
	Samji Electronics Co. Ltd.	5,168	32,593
	Samjin Pharmaceutical Co. Ltd.	2,505	33,331
*	Samkee Corp.	18,711	19,406
	Sammok S-Form Co. Ltd.	2,476	38,695
*Ω	Samsung Biologics Co. Ltd.	2,073	1,499,276
	Samsung C&T Corp.	13,757	1,161,591
	Samsung Card Co. Ltd. (029780 KS)	10,089	293,965
	Samsung Electro-Mechanics Co. Ltd.	15,152	1,288,299

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd. (005930 KS)	667,917	$28,360,414
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	2,074	2,192,590
*	Samsung Engineering Co. Ltd.	55,607	715,657
	Samsung Fire & Marine Insurance Co. Ltd.	8,078	1,958,436
*	Samsung Heavy Industries Co. Ltd.	59,577	410,950
	Samsung Life Insurance Co. Ltd.	11,553	845,384
*	Samsung Pharmaceutical Co. Ltd.	27,070	30,625
	Samsung Publishing Co. Ltd.	1,240	12,605
	Samsung SDI Co. Ltd.	7,081	1,660,162
	Samsung SDS Co. Ltd.	8,745	901,897
	Samsung Securities Co. Ltd.	25,299	834,849
	SAMT Co. Ltd.	22,161	49,610
	Samwha Capacitor Co. Ltd.	2,639	62,475
	Samwha Electric Co. Ltd.	511	13,431
	Samyang Corp.	1,532	54,850
	Samyang Foods Co. Ltd.	1,686	628,606
	Samyang Holdings Corp.	2,127	109,268
	Samyang Packaging Corp.	2,637	31,279
	Samyang Tongsang Co. Ltd.	846	29,654
	Samyoung Co. Ltd.	6,764	21,311
	Sang-A Frontec Co. Ltd.	2,614	38,725
*	Sangbo Corp.	16,775	14,770
*	Sangsangin Co. Ltd.	1,731	2,090
	Sangsin Energy Display Precision Co. Ltd.	3,457	24,917
	Saramin Co. Ltd.	3,271	37,828
	Satrec Initiative Co. Ltd.	829	25,129
		Shares	Value»
SOUTH KOREA — (Continued)
*	SBI Investment Korea Co. Ltd.	40,530	$19,970
*	SD Biosensor, Inc.	22,479	147,469
	SeAH Besteel Holdings Corp.	7,225	103,414
	SeAH Holdings Corp.	419	30,659
	SeAH Steel Corp.	565	46,486
	SeAH Steel Holdings Corp.	1,326	163,706
	Sebang Co. Ltd.	6,012	51,897
	Sebang Global Battery Co. Ltd.	3,144	160,635
	Seegene, Inc.	11,669	202,471
	Sejin Heavy Industries Co. Ltd.	6,360	31,072
	Sekonix Co. Ltd.	8,337	32,703
	Sempio Foods Co.	730	15,402
	Seobu T&D	15,654	69,983
	Seohan Co. Ltd.	57,673	33,111
	Seohee Construction Co. Ltd.	59,699	61,014
*	Seojin System Co. Ltd.	11,556	236,399
*	Seoul Auction Co. Ltd.	2,218	12,595
	Seoul City Gas Co. Ltd.	597	22,770
	Seoul Semiconductor Co. Ltd.	18,042	122,168
	Seoyon Co. Ltd.	6,326	32,944
	Seoyon E-Hwa Co. Ltd.	6,625	64,995
*	Seronics Co. Ltd.	1,868	18,194
*††	Sewon E&C Co. Ltd.	21,080	5,392
	SEWOONMEDICAL Co. Ltd.	4,473	8,787
	SFA Engineering Corp.	7,382	112,130
*	SFA Semicon Co. Ltd.	9,757	25,618
	SGC Energy Co. Ltd.	4,711	90,547
	Shin Heung Energy & Electronics Co. Ltd.	9,005	48,840
	Shindaeyang Paper Co. Ltd.	6,808	29,035
	Shinhan Financial Group Co. Ltd. (055550 KS)	80,720	3,006,848
	Shinil Electronics Co. Ltd.	12,080	12,435

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae International, Inc.	7,738	$73,170
	Shinsegae, Inc.	4,370	485,416
	Shinsung Delta Tech Co. Ltd.	5,603	179,312
*	Shinsung E&G Co. Ltd.	33,933	35,628
	Shinwon Corp.	17,258	15,410
	Shinyoung Securities Co. Ltd.	1,754	104,095
*	Showbox Corp.	9,860	31,080
	Silla Co. Ltd.	2,472	16,953
	SIMMTECH Co. Ltd.	6,900	81,488
	SIMPAC, Inc.	1,268	3,635
	Sindoh Co. Ltd.	2,207	65,427
	Sinil Pharm Co. Ltd.	1,949	10,141
*	SK Biopharmaceuticals Co. Ltd.	988	83,915
*	SK Bioscience Co. Ltd.	2,633	102,793
	SK Chemicals Co. Ltd.	4,083	147,292
	SK D&D Co. Ltd.	1	6
	SK Discovery Co. Ltd.	4,063	99,308
*	SK Eternix Co. Ltd.	7,447	80,480
	SK Gas Ltd.	1,450	209,246
	SK Hynix, Inc.	98,197	12,855,344
*Ω	SK IE Technology Co. Ltd.	3,614	89,206
*	SK Innovation Co. Ltd.	1,555	131,399
*	SK oceanplant Co. Ltd.	8,234	79,468
	SK Securities Co. Ltd.	170,647	62,856
	SK Telecom Co. Ltd. (017670 KS)	18,014	739,281
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,260	28,670
*	SKC Co. Ltd.	1,751	188,950
	SL Corp.	8,218	195,381
*	SM Culture & Contents Co. Ltd.	6,924	8,443
	SM Entertainment Co. Ltd.	3,993	204,216
*	SMEC Co. Ltd.	7,175	15,496
	SNT Holdings Co. Ltd.	3,470	56,896
*	SOCAR, Inc.	1,653	21,890
	S-Oil Corp.	19,155	794,565
*	Solborn, Inc.	7,338	20,844
		Shares	Value»
SOUTH KOREA — (Continued)
	Solid, Inc.	22,414	$74,001
*	SOLUM Co. Ltd.	17,252	238,184
	Solus Advanced Materials Co. Ltd.	11,572	104,039
	Songwon Industrial Co. Ltd.	7,797	76,864
	Soop Co. Ltd.	3,056	211,702
	Soosan Heavy Industries Co. Ltd.	20,342	25,573
	Soulbrain Co. Ltd.	1,405	204,697
	Soulbrain Holdings Co. Ltd.	2,191	76,648
	SPC Samlip Co. Ltd.	1,112	39,924
	SPG Co. Ltd.	2,271	34,715
	Spigen Korea Co. Ltd.	1,896	28,002
	ST Pharm Co. Ltd.	2,773	200,073
	STIC Investments, Inc.	7,920	46,221
	Straffic Co. Ltd.	10,920	34,317
*	Studio Dragon Corp.	3,944	116,190
*	Sugentech, Inc.	7,423	33,716
	Suheung Co. Ltd.	2,902	33,158
*	Sukgyung AT Co. Ltd.	508	16,530
	Sung Kwang Bend Co. Ltd.	7,865	72,816
*	Sungchang Enterprise Holdings Ltd.	19,774	19,787
*	Sungeel Hitech Co. Ltd.	785	31,019
	Sungwoo Hitech Co. Ltd.	28,667	129,163
	Sunjin Co. Ltd.	6,600	31,569
*	Suprema, Inc.	2,463	45,280
	SV Investment Corp.	6,882	7,804
*	SY Co. Ltd.	12,322	36,088
*	Synergy Innovation Co. Ltd.	10,345	20,717
*	Synopex, Inc.	32,984	170,322
	Systems Technology, Inc.	2,030	31,380
	T&L Co. Ltd.	1,763	85,252
	Tae Kyung Industrial Co. Ltd.	6,615	24,747
	Taekwang Industrial Co. Ltd.	146	68,862
	TAEKYUNG BK Co. Ltd.	7,843	25,707
*††	Taewoong Co. Ltd.	4,985	49,597
	Taeyang Metal Industrial Co. Ltd.	5,628	13,622

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taihan Electric Wire Co. Ltd.	22,265	$187,974
	TCC Steel	1,820	56,947
	TechWing, Inc.	6,290	197,196
	Telechips, Inc.	3,499	32,114
	TEMC CNS Co. Ltd.	3,167	13,095
	TES Co. Ltd.	3,436	41,425
*	Thinkware Systems Corp.	2,170	16,517
	TK Corp.	8,069	71,858
	TKG Huchems Co. Ltd.	10,148	146,115
	TLB Co. Ltd.	2,610	25,721
	Tokai Carbon Korea Co. Ltd.	2,058	126,104
	Tongyang Life Insurance Co. Ltd.	24,537	108,294
	Tongyang, Inc.	72,698	39,980
*	Tonymoly Co. Ltd.	1,936	10,246
*	Top Engineering Co. Ltd.	5,710	16,056
	Toptec Co. Ltd.	7,336	27,825
	Tovis Co. Ltd.	6,051	90,758
	TS Corp.	19,785	41,422
*	TSE Co. Ltd.	713	25,844
*	TSI Co. Ltd.	1,964	8,583
*	Tuksu Construction Co. Ltd.	3,773	16,988
	TYM Corp.	18,418	41,444
	Ubiquoss Holdings, Inc.	2,043	14,286
	Ubiquoss, Inc.	4,144	42,026
	Ubivelox, Inc.	4,148	20,490
	Uju Electronics Co. Ltd.	3,176	33,362
*	Uni-Chem Co. Ltd.	17,481	19,603
	Unid Co. Ltd.	2,411	121,714
	Union Semiconductor Equipment & Materials Co. Ltd.	7,723	38,031
	Uniquest Corp.	4,583	15,400
*	Unison Co. Ltd.	19,128	9,627
	UniTest, Inc.	4,160	30,599
	Unitrontech Co. Ltd.	8,834	31,560
	Value Added Technology Co. Ltd.	4,333	71,214
*	Viatron Technologies, Inc.	4,608	22,692
*††	Vidente Co. Ltd.	19,231	8,682
	Vieworks Co. Ltd.	2,184	37,698
*	Vina Tech Co. Ltd.	586	15,146
	Vitzro Tech Co. Ltd.	4,197	20,732
	Vitzrocell Co. Ltd.	4,413	59,772
		Shares	Value»
SOUTH KOREA — (Continued)
*	VM, Inc.	2,268	$13,748
*	VT Co. Ltd.	7,135	174,040
	Webcash Corp.	6,795	35,133
	Webzen, Inc.	6,567	80,657
*	Wemade Max Co. Ltd.	1,085	7,802
	Whanin Pharmaceutical Co. Ltd.	5,935	58,049
	Wins Co. Ltd.	3,865	34,936
*	Wireless Power Amplifier Module, Inc.	5,205	9,532
	WiSoL Co. Ltd.	10,907	48,194
*	WONIK CUBE Corp.	13,425	15,801
*	Wonik Holdings Co. Ltd.	21,371	34,356
*	WONIK IPS Co. Ltd.	4,142	82,122
	Wonik Materials Co. Ltd.	3,195	49,738
*	WONIK PNE Co. Ltd.	4,103	8,442
	Wonik QnC Corp.	6,335	108,492
	Woojin, Inc.	3,958	22,310
*	Woongjin Co. Ltd.	23,540	15,250
*	Woongjin Thinkbig Co. Ltd.	27,380	34,597
*	Wooree Bio Co. Ltd.	11,301	28,555
	Woori Financial Group, Inc. (316140 KS)	195,291	2,174,174
	Woori Financial Group, Inc. (WF US), Sponsored ADR	291	9,795
#*	Woori Technology Investment Co. Ltd.	12,348	80,781
*	Woori Technology, Inc.	30,076	46,588
	Woory Industrial Co. Ltd.	2,716	22,939
	Wooshin Systems Co. Ltd.	3,961	22,683
*	Woosu AMS Co. Ltd.	5,919	13,491
	Worldex Industry & Trading Co. Ltd.	3,984	53,735
*	Wysiwyg Studios Co. Ltd.	28,958	25,470
	Y G-1 Co. Ltd.	9,847	36,262
*	YC Corp.	2,877	25,349
	Y-entec Co. Ltd.	7,276	34,530
	Yesco Holdings Co. Ltd.	755	27,936

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Yest Co. Ltd.	1,865	$26,478
	YG Entertainment, Inc.	3,131	86,293
*	YG PLUS	8,831	36,374
*	YMT Co. Ltd.	2,063	12,370
*	Youil Energy Tech Co. Ltd.	1,247	2,019
	Youlchon Chemical Co. Ltd.	1,863	38,441
	Young Poong Corp.	182	52,417
#	Young Poong Precision Corp.	4,334	60,515
	Youngone Corp.	12,475	380,389
	Youngone Holdings Co. Ltd.	3,354	214,526
	Yuanta Securities Korea Co. Ltd.	49,301	101,757
	YuHwa Securities Co. Ltd.	13,635	21,978
*	Yungjin Pharmaceutical Co. Ltd.	9,902	17,222
	Zeus Co. Ltd.	4,722	46,020
	Zinus, Inc.	6,125	106,965
TOTAL SOUTH KOREA			180,974,549
TAIWAN — (21.3%)
	104 Corp.	5,000	34,225
	91APP, Inc.	28,000	81,038
	Aaeon Technology, Inc.	11,546	45,500
	ABC Taiwan Electronics Corp.	42,860	29,042
	Abico Avy Co. Ltd.	64,054	58,048
#	Ability Enterprise Co. Ltd.	114,508	163,657
	Ability Opto-Electronics Technology Co. Ltd.	19,528	132,248
#	AcBel Polytech, Inc.	373,757	368,613
	Accton Technology Corp.	89,858	1,509,945
	Acer Cyber Security, Inc.	4,000	28,341
	Acer E-Enabling Service Business, Inc.	7,000	53,699
	Acer, Inc.	640,287	793,426
*	ACES Electronic Co. Ltd.	60,117	101,264
*	Acon Holding, Inc.	183,475	70,992
		Shares	Value»
TAIWAN — (Continued)
#	Acter Group Corp. Ltd.	52,534	$574,367
	Action Electronics Co. Ltd.	103,000	56,075
	Actron Technology Corp.	26,000	129,215
#	ADATA Technology Co. Ltd.	184,122	480,570
	Addcn Technology Co. Ltd.	18,913	109,234
#*	Adimmune Corp.	138,000	103,819
	Adlink Technology, Inc.	30,000	63,700
	Advanced Analog Technology, Inc.	9,000	21,302
	Advanced Ceramic X Corp.	21,000	104,399
	Advanced Energy Solution Holding Co. Ltd.	19,000	302,087
	Advanced International Multitech Co. Ltd.	67,000	165,002
#*	Advanced Optoelectronic Technology, Inc.	49,000	37,938
	Advanced Power Electronics Corp.	29,000	70,066
#*	Advanced Wireless Semiconductor Co.	52,000	146,908
#	Advancetek Enterprise Co. Ltd.	129,908	257,715
	Advantech Co. Ltd.	62,959	617,002
*	AEON Motor Co. Ltd.	22,000	21,799
	Aero Win Technology Corp.	10,000	11,490
	AGV Products Corp.	230,172	84,072
#	AIC, Inc.	13,121	125,565
	Airtac International Group	36,382	1,007,051
	Alchip Technologies Ltd.	18,000	1,114,979
#	Alexander Marine Co. Ltd.	14,163	120,731
*	ALI Corp.	97,632	59,048
	Allied Circuit Co. Ltd.	15,000	66,310
	Allied Supreme Corp.	25,000	256,626
	Allis Electric Co. Ltd.	76,082	260,350
	Alltek Technology Corp.	99,813	124,680

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Alltop Technology Co. Ltd.	23,751	$199,883
	Alpha Networks, Inc.	112,272	119,804
	Altek Corp.	145,727	148,884
	Amazing Microelectronic Corp.	29,144	87,083
#	Ambassador Hotel	103,000	186,281
	AMIDA Technology, Inc.	6,000	12,944
	AMPACS Corp.	37,000	59,083
	Ampak Technology, Inc.	18,000	64,717
	Ampire Co. Ltd.	52,000	56,454
	Ample Electronic Technology Co. Ltd.	9,000	34,152
#	AMPOC Far-East Co. Ltd.	46,000	163,009
#	AmTRAN Technology Co. Ltd.	324,408	208,637
*	Amulaire Thermal Technology, Inc.	40,000	40,148
	Analog Integrations Corp.	5,000	15,808
	Anji Technology Co. Ltd.	37,337	38,130
	Anpec Electronics Corp.	35,317	201,768
	Aopen, Inc.	13,000	21,806
	AP Memory Technology Corp.	5,000	46,032
	Apac Opto Electronics, Inc.	18,000	51,918
	Apacer Technology, Inc.	46,506	69,107
	APAQ Technology Co. Ltd.	8,000	36,390
	APCB, Inc.	77,000	40,595
	Apex Biotechnology Corp.	48,477	43,471
#	Apex Dynamics, Inc.	7,000	168,252
#*	Apex International Co. Ltd.	81,868	110,090
	Apex Science & Engineering	71,628	25,864
	ARBOR Technology Corp.	19,000	23,173
	Arcadyan Technology Corp.	76,755	373,381
#	Ardentec Corp.	326,411	546,193
	ARES International Corp.	14,000	21,270
		Shares	Value»
TAIWAN — (Continued)
	Argosy Research, Inc.	31,558	$151,665
	ASE Technology Holding Co. Ltd.	441,089	2,080,086
	Asia Cement Corp.	534,696	776,975
	Asia Optical Co., Inc.	108,000	338,320
	Asia Polymer Corp.	198,385	101,247
	Asia Tech Image, Inc.	26,000	78,449
#	Asia Vital Components Co. Ltd.	64,422	1,234,111
	ASIX Electronics Corp.	19,000	58,501
	ASMedia Technology, Inc.	6,312	311,348
	ASolid Technology Co. Ltd.	17,000	29,708
	ASPEED Technology, Inc.	8,258	1,047,173
	ASROCK, Inc.	19,000	117,345
	Asustek Computer, Inc.	109,996	1,942,299
	ATE Energy International Co. Ltd.	43,000	41,462
#	Aten International Co. Ltd.	45,000	110,937
	Auden Techno Corp.	17,000	57,661
	Audix Corp.	42,800	94,627
	AUO Corp. (2409 TT)	1,582,400	815,243
	AUO Corp. (AUOTY US), ADR	3,683	18,874
	AURAS Technology Co. Ltd.	11,000	221,028
	Aurona Industries, Inc.	42,000	34,874
	Aurora Corp.	23,585	49,878
#	Avalue Technology, Inc.	25,000	76,551
	AVer Information, Inc.	16,000	21,911
#	Avermedia Technologies	57,000	69,806
	Awea Mechantronic Co. Ltd.	13,230	13,456
	Axiomtek Co. Ltd.	34,383	105,113
*	Azurewave Technologies, Inc.	41,000	51,881
	Bafang Yunji International Co. Ltd.	18,000	85,386

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Bank of Kaohsiung Co. Ltd.	317,980	$115,097
	Basso Industry Corp.	69,000	92,497
#	BenQ Materials Corp.	83,000	82,957
	BES Engineering Corp.	707,000	237,895
	Best Precision Industrial Co. Ltd.	6,000	33,117
#	Billion Electric Co. Ltd.	19,000	19,632
	Bin Chuan Enterprise Co. Ltd.	53,650	60,805
	Bionet Corp.	12,851	35,821
	Bionime Corp.	11,000	24,566
#*	Biostar Microtech International Corp.	54,000	56,687
	Bioteque Corp.	23,010	87,532
	Bizlink Holding, Inc.	68,406	986,108
	Bon Fame Co. Ltd.	17,000	47,329
#	Bora Pharmaceuticals Co. Ltd.	17,989	403,234
	Brave C&H Supply Co. Ltd.	9,000	34,498
	Bright Led Electronics Corp.	47,100	30,820
	Brightek Optoelectronic Co. Ltd.	23,000	29,630
	Brighten Optix Corp.	4,497	20,418
	Brighton-Best International Taiwan, Inc.	214,331	223,950
	Brillian Network & Automation Integrated System Co. Ltd.	15,208	118,240
#	Browave Corp.	30,000	130,320
#	C Sun Manufacturing Ltd.	37,062	233,133
*	Cameo Communications, Inc.	95,044	35,647
	Capital Futures Corp.	49,629	86,855
	Capital Securities Corp.	773,902	530,802
*	Career Technology MFG. Co. Ltd.	252,933	151,929
	Carnival Industrial Corp.	71,499	22,153
		Shares	Value»
TAIWAN — (Continued)
*	Casing Macron Technology Co. Ltd.	34,000	$26,175
#	Castles Technology Co. Ltd.	40,862	137,417
	Caswell, Inc.	22,000	95,827
	Catcher Technology Co. Ltd.	144,509	1,051,760
	Cathay Chemical Works	17,000	26,364
	Cathay Consolidated, Inc.	8,799	26,303
	Cathay Financial Holding Co. Ltd.	993,178	2,097,536
	Cathay Real Estate Development Co. Ltd.	278,300	208,501
	Cayman Engley Industrial Co. Ltd.	25,785	34,687
	CCP Contact Probes Co. Ltd.	42,000	58,513
*	Celxpert Energy Corp.	39,764	31,268
	Cenra, Inc.	60,500	72,698
	Center Laboratories, Inc.	286,949	437,702
#	Central Reinsurance Co. Ltd.	204,873	169,316
	Century Iron & Steel Industrial Co. Ltd.	89,000	565,979
#	Chailease Holding Co. Ltd.	374,042	1,751,557
	Chain Chon Industrial Co. Ltd.	88,516	48,951
*	ChainQui Construction Development Co. Ltd.	41,171	23,245
#	Chaintech Technology Corp.	32,000	43,987
*	Champion Building Materials Co. Ltd.	61,000	18,622
	Champion Microelectronic Corp.	21,600	46,036
	Chang Hwa Commercial Bank Ltd.	1,181,175	649,052
	Chang Wah Electromaterials, Inc.	170,240	286,171

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chang Wah Technology Co. Ltd.	234,500	$263,441
	Channel Well Technology Co. Ltd.	102,000	195,197
	Chant Sincere Co. Ltd.	28,000	59,427
	Charoen Pokphand Enterprise	91,676	277,992
	CHC Healthcare Group	58,000	74,783
	CHC Resources Corp.	34,379	72,435
	Chen Full International Co. Ltd.	46,000	61,678
	Chenbro Micom Co. Ltd.	25,000	215,161
#	Cheng Loong Corp.	477,480	353,266
*	Cheng Mei Materials Technology Corp.	238,153	93,198
	Cheng Shin Rubber Industry Co. Ltd.	751,808	1,079,787
#	Cheng Uei Precision Industry Co. Ltd.	202,159	400,385
	Chenming Electronic Technology Corp.	43,000	209,472
	Chia Chang Co. Ltd.	60,000	79,967
#	Chia Hsin Cement Corp.	218,280	119,452
	Chicony Electronics Co. Ltd.	226,350	1,141,505
	Chicony Power Technology Co. Ltd.	105,731	410,977
	Chief Telecom, Inc.	11,900	172,701
	Chieftek Precision Co. Ltd.	31,075	90,425
	Chien Kuo Construction Co. Ltd.	80,540	54,767
	Chien Shing Harbour Service Co. Ltd.	31,000	47,583
*	Chien Shing Stainless Steel Co. Ltd.	76,000	25,552
#	China Airlines Ltd.	1,329,062	926,859
	China Bills Finance Corp.	374,000	173,203
	China Container Terminal Corp.	34,000	31,685
	China Ecotek Corp.	11,000	21,712
		Shares	Value»
TAIWAN — (Continued)
	China Electric Manufacturing Corp.	127,170	$63,852
	China Fineblanking Technology Co. Ltd.	14,677	14,569
	China General Plastics Corp.	198,602	98,545
	China Glaze Co. Ltd.	60,680	38,451
#*	China Man-Made Fiber Corp.	663,965	159,346
	China Metal Products	143,190	163,147
	China Motor Corp.	85,600	181,565
#*	China Petrochemical Development Corp.	1,961,033	486,555
	China Steel Chemical Corp.	82,227	248,081
#	China Steel Corp.	1,873,940	1,310,639
	China Steel Structure Co. Ltd.	38,000	62,791
	China Wire & Cable Co. Ltd.	53,120	56,134
	Chinese Maritime Transport Ltd.	35,120	46,060
	Ching Feng Home Fashions Co. Ltd.	59,450	61,740
	Chin-Poon Industrial Co. Ltd.	192,113	225,625
*	Chip Hope Co. Ltd.	6,000	11,384
	Chipbond Technology Corp.	370,000	722,459
	ChipMOS Technologies, Inc. (8150 TT)	343,594	377,691
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	44,433
	Chlitina Holding Ltd.	25,754	112,950
	Chong Hong Construction Co. Ltd.	97,361	263,160
	Chroma ATE, Inc.	79,466	1,004,438
	Chun YU Works & Co. Ltd.	66,150	52,820
	Chun Yuan Steel Industry Co. Ltd.	243,999	137,511
#	Chung Hung Steel Corp.	455,889	290,640
	Chung Hwa Chemical Industrial Works Ltd.	44,000	50,044

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Food Industrial Co. Ltd.	20,700	$56,787
#*	Chung Hwa Pulp Corp.	196,246	112,442
	Chung Lien Co. Ltd.	18,000	23,733
	Chung-Hsin Electric & Machinery Manufacturing Corp.	172,000	837,082
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	20,000	26,238
	Chunghwa Precision Test Tech Co. Ltd.	7,000	127,067
	Chunghwa Telecom Co. Ltd. (2412 TT)	255,800	971,001
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	459,893
	Chyang Sheng Texing Co. Ltd.	40,000	29,292
	CKM Applied Materials Corp.	27,000	28,931
#	Cleanaway Co. Ltd. (8422 TT)	38,000	216,409
#	Clevo Co.	190,869	327,215
#*	CMC Magnetics Corp.	538,132	193,987
	C-Media Electronics, Inc.	24,000	36,690
*	CoAsia Electronics Corp.	60,094	72,482
	Collins Co. Ltd.	50,000	27,764
	Compal Electronics, Inc.	1,023,086	1,123,090
	Compeq Manufacturing Co. Ltd.	450,000	852,293
	Complex Micro Interconnection Co. Ltd.	25,000	39,970
#	Compucase Enterprise	38,000	73,773
	Concord International Securities Co. Ltd.	111,103	56,940
#*	Concord Securities Co. Ltd.	336,957	141,547
#	Continental Holdings Corp.	209,250	181,981
#	Contrel Technology Co. Ltd.	33,000	63,574
	Coremax Corp.	38,674	71,182
	Coretronic Corp.	140,600	298,813
		Shares	Value»
TAIWAN — (Continued)
#	Co-Tech Development Corp.	116,541	$212,873
	Cowealth Medical Holding Co. Ltd.	27,216	18,985
	Coxon Precise Industrial Co. Ltd.	33,000	21,451
	Creative Sensor, Inc.	27,000	53,320
	CTBC Financial Holding Co. Ltd.	3,220,612	3,570,286
	CTCI Advanced Systems, Inc.	5,000	27,291
	CTCI Corp.	321,555	437,748
	CTI Traffic Industries Co. Ltd.	6,000	31,311
	Cub Elecparts, Inc.	31,000	92,917
	CviLux Corp.	40,902	67,419
	Cyberlink Corp.	28,000	78,345
	CyberPower Systems, Inc.	25,200	240,492
*	CyberTAN Technology, Inc.	144,576	159,980
	Cystech Electronics Corp.	8,400	23,648
	DA CIN Construction Co. Ltd.	118,200	180,016
	Dafeng TV Ltd.	28,396	45,243
	Dah San Electric Wire & Cable Co. Ltd.	45,645	82,074
#	Da-Li Development Co. Ltd.	162,244	215,296
	Darfon Electronics Corp.	117,000	175,419
	Darwin Precisions Corp.	202,000	86,052
	Data Image Corp.	19,000	29,669
	Davicom Semiconductor, Inc.	19,000	17,651
#	Daxin Materials Corp.	35,000	242,660
	De Licacy Industrial Co. Ltd.	139,345	70,844
	Delta Electronics, Inc.	234,940	2,901,715
	Depo Auto Parts Ind Co. Ltd.	51,000	380,470
	DFI, Inc.	14,000	37,106
	Dimerco Data System Corp.	30,884	110,041
#	Dimerco Express Corp.	80,643	211,543

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	DingZing Advanced Materials, Inc.	3,000	$13,177
	D-Link Corp.	258,136	152,238
	Donpon Precision, Inc.	46,000	49,367
	Dr. Wu Skincare Co. Ltd.	5,000	22,647
	Draytek Corp.	26,000	42,468
	Drewloong Precision, Inc.	12,446	57,222
*	Dyaco International, Inc.	53,835	45,809
#	Dynamic Holding Co. Ltd.	152,382	311,628
	Dynamic Medical Technologies, Inc.	6,050	16,810
	Dynapack International Technology Corp.	70,000	233,833
	E Ink Holdings, Inc.	116,000	1,085,668
	E.Sun Financial Holding Co. Ltd.	2,275,937	1,935,300
	Eastech Holding Ltd.	16,000	60,902
*	Eastern Media International Corp.	128,197	74,761
	Eclat Textile Co. Ltd.	59,279	990,854
	eCloudvalley Digital Technology Co. Ltd.	15,000	42,173
	Edison Opto Corp.	56,789	46,031
#	Edom Technology Co. Ltd.	88,615	101,269
	eGalax_eMPIA Technology, Inc.	24,467	36,717
*	EirGenix, Inc.	35,000	100,702
	Elan Microelectronics Corp.	175,959	790,559
	E-Lead Electronic Co. Ltd.	16,176	37,863
	E-LIFE MALL Corp.	40,000	104,128
*	Elite Advanced Laser Corp.	71,928	466,917
#	Elite Material Co. Ltd.	79,909	1,019,588
	Elite Semiconductor Microelectronics Technology, Inc.	98,000	203,101
#	Elitegroup Computer Systems Co. Ltd.	162,235	121,697
	eMemory Technology, Inc.	16,000	1,555,758
		Shares	Value»
TAIWAN — (Continued)
	Emerging Display Technologies Corp.	74,000	$57,864
	ENE Technology, Inc.	17,000	27,206
	Ennoconn Corp.	50,915	456,801
	Ennostar, Inc.	326,227	470,733
	EnTie Commercial Bank Co. Ltd.	218,500	97,879
*	Epileds Technologies, Inc.	32,000	37,766
	Episil-Precision, Inc.	59,078	102,819
	Eris Technology Corp.	9,055	78,301
	Eson Precision Ind Co. Ltd.	67,000	133,064
	Eternal Materials Co. Ltd.	513,321	495,178
	Eurocharm Holdings Co. Ltd.	13,000	84,104
	Eva Airways Corp.	1,436,990	1,659,582
	Ever Supreme Bio Technology Co. Ltd.	11,656	66,272
*	Everest Textile Co. Ltd.	211,837	46,829
#	Evergreen Aviation Technologies Corp.	69,000	198,243
	Evergreen International Storage & Transport Corp.	265,000	252,603
	Evergreen Marine Corp. Taiwan Ltd.	283,342	1,795,283
#	EVERGREEN Steel Corp.	75,000	237,125
#	Everlight Electronics Co. Ltd.	222,149	577,179
*	Everspring Industry Co. Ltd.	67,700	28,593
*	Evertop Wire Cable Corp.	58,000	40,461
#	Excel Cell Electronic Co. Ltd.	40,000	28,385
	Excellence Opto, Inc.	68,000	58,583
	Excelsior Medical Co. Ltd.	55,792	151,290
	EZconn Corp.	14,642	206,295
	Far Eastern Department Stores Ltd.	397,370	315,841

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Far Eastern International Bank	1,074,464	$439,343
	Far Eastern New Century Corp.	1,074,560	1,239,962
	Far EasTone Telecommunications Co. Ltd.	503,000	1,388,977
	Faraday Technology Corp.	58,351	414,597
	Farcent Enterprise Co. Ltd.	11,000	18,170
	Farglory F T Z Investment Holding Co. Ltd.	72,418	96,930
	Farglory Land Development Co. Ltd.	145,442	304,121
	Feature Integration Technology, Inc.	14,000	30,264
*	Federal Corp.	129,000	87,582
	Feedback Technology Corp.	21,633	93,158
	Feng Hsin Steel Co. Ltd.	220,550	573,666
	Feng TAY Enterprise Co. Ltd.	201,265	884,754
*	FineMat Applied Materials Co. Ltd.	12,000	14,794
	FineTek Co. Ltd.	13,824	65,989
#	Firich Enterprises Co. Ltd.	119,395	117,748
*	First Copper Technology Co. Ltd.	39,000	48,141
	First Financial Holding Co. Ltd.	2,365,828	1,992,160
#	First Hi-Tec Enterprise Co. Ltd.	35,709	97,113
	First Hotel	129,746	60,103
	First Insurance Co. Ltd.	103,606	73,203
*	First Steamship Co. Ltd.	384,425	93,284
#	FIT Holding Co. Ltd.	72,000	110,181
	Fitipower Integrated Technology, Inc.	58,250	443,569
*	Fittech Co. Ltd.	10,000	50,055
#	FLEXium Interconnect, Inc.	196,001	456,509
	Flytech Technology Co. Ltd.	48,373	128,714
#	FocalTech Systems Co. Ltd.	89,963	233,275
		Shares	Value»
TAIWAN — (Continued)
#	Forcecon Tech Co. Ltd.	34,971	$164,915
*	Forest Water Environment Engineering Co. Ltd.	23,183	29,376
	Formosa Advanced Technologies Co. Ltd.	93,000	98,342
	Formosa Chemicals & Fibre Corp.	569,378	679,260
*	Formosa Electronic Industries, Inc.	31,000	32,339
	Formosa Oilseed Processing Co. Ltd.	29,400	81,509
	Formosa Optical Technology Co. Ltd.	17,000	53,297
	Formosa Petrochemical Corp.	151,000	226,107
	Formosa Plastics Corp.	558,134	818,504
	Formosa Sumco Technology Corp.	29,000	106,184
#	Formosa Taffeta Co. Ltd.	410,000	252,250
	Formosan Rubber Group, Inc.	91,548	72,325
#	Formosan Union Chemical	178,847	125,321
#	Fortune Electric Co. Ltd.	35,600	595,892
	Founding Construction & Development Co. Ltd.	77,460	48,555
	Foxconn Technology Co. Ltd.	236,536	585,048
	Foxsemicon Integrated Technology, Inc.	40,562	426,207
	Franbo Lines Corp.	119,328	68,376
	Froch Enterprise Co. Ltd.	108,713	61,741
#	FSP Technology, Inc.	67,886	122,702
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	40,217
	Fu Hua Innovation Co. Ltd.	167,045	161,482

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fubon Financial Holding Co. Ltd.	827,877	$2,312,639
	Fulgent Sun International Holding Co. Ltd.	88,898	296,200
	Fullerton Technology Co. Ltd.	78,000	55,024
#*	Fulltech Fiber Glass Corp.	207,855	136,653
	Fusheng Precision Co. Ltd.	49,000	451,390
	Fwusow Industry Co. Ltd.	128,644	68,723
	G Shank Enterprise Co. Ltd.	75,059	201,389
	Gallant Micro Machining Co. Ltd.	2,000	42,096
	Gamania Digital Entertainment Co. Ltd.	56,000	136,630
*	GCS Holdings, Inc.	41,000	84,925
	GEM Services, Inc.	28,670	64,237
*	GEM Terminal Industrial Co. Ltd.	26,000	21,941
#	Gemtek Technology Corp.	206,574	225,416
*	General Interface Solution Holding Ltd.	130,000	228,561
	General Plastic Industrial Co. Ltd.	34,384	38,524
	Generalplus Technology, Inc.	31,000	51,864
	Genesys Logic, Inc.	38,000	171,584
#	Genius Electronic Optical Co. Ltd.	45,979	633,665
	Genovate Biotechnology Co. Ltd.	36,482	25,230
	GeoVision, Inc.	37,264	70,642
	Getac Holdings Corp.	131,000	449,504
	GFC Ltd.	27,500	87,226
	Giantplus Technology Co. Ltd.	140,000	71,001
#	Gigabyte Technology Co. Ltd.	123,000	969,449
*	Gigasolar Materials Corp.	19,897	56,151
*	Gigastorage Corp.	147,000	83,049
	Global Brands Manufacture Ltd.	179,172	322,763
		Shares	Value»
TAIWAN — (Continued)
#	Global Lighting Technologies, Inc.	42,000	$94,857
	Global Mixed Mode Technology, Inc.	39,000	271,243
	Global PMX Co. Ltd.	32,000	129,299
	Global Unichip Corp.	24,000	897,195
	Globalwafers Co. Ltd.	62,000	807,060
	Globe Union Industrial Corp.	127,298	65,198
#	Gloria Material Technology Corp.	300,708	427,594
*	GlycoNex, Inc.	30,000	24,442
#	GMI Technology, Inc.	63,970	130,016
	Gold Circuit Electronics Ltd.	136,836	786,064
	Golden Long Teng Development Co. Ltd.	46,000	38,918
	Goldsun Building Materials Co. Ltd.	496,735	822,370
	Gongin Precision Industrial Co. Ltd.	8,000	18,626
	Good Finance Securities Co. Ltd.	39,000	29,352
	Good Will Instrument Co. Ltd.	42,859	57,271
	Gordon Auto Body Parts	71,000	76,341
#	Gourmet Master Co. Ltd.	59,052	162,010
	Grand Fortune Securities Co. Ltd.	157,000	62,281
#*	Grand Pacific Petrochemical	536,456	200,974
#	Grand Process Technology Corp.	5,000	242,572
	GrandTech CG Systems, Inc.	24,915	46,558
	Grape King Bio Ltd.	62,000	290,194
	Great China Metal Industry	78,000	55,632
	Great Taipei Gas Co. Ltd.	115,000	108,303
	Great Tree Pharmacy Co. Ltd.	34,311	187,636
	Great Wall Enterprise Co. Ltd.	345,448	550,159
	Greatek Electronics, Inc.	192,000	343,621
	Green World FinTech Service Co. Ltd.	40,000	100,849

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Group Up Industrial Co. Ltd.	22,000	$186,742
	GTM Holdings Corp.	63,000	66,679
#	Gudeng Precision Industrial Co. Ltd.	25,442	421,115
*	Hai Kwang Enterprise Corp.	52,450	29,703
	Hannstar Board Corp.	171,795	295,409
#*	HannStar Display Corp.	1,106,000	310,588
#*	HannsTouch Holdings Co.	281,781	95,835
	Hanpin Electron Co. Ltd.	26,000	38,627
	Harvatek Corp.	66,052	45,898
	Heran Co. Ltd.	20,000	65,109
	Hi-Clearance, Inc.	13,707	59,220
*	Highlight Tech Corp.	33,708	61,725
	Highwealth Construction Corp.	481,331	604,605
	Hi-Lai Foods Co. Ltd.	8,000	38,218
	HIM International Music, Inc.	13,190	47,594
	Hiroca Holdings Ltd.	20,728	19,683
	Hitron Technology, Inc.	66,799	64,660
#	Hiwin Mikrosystem Corp.	26,000	111,508
#	Hiwin Technologies Corp.	72,380	527,143
#	Hiyes International Co. Ltd.	16,866	77,632
#	Ho Tung Chemical Corp.	465,035	121,701
	Hocheng Corp.	112,586	60,568
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	34,293
	Holiday Entertainment Co. Ltd.	23,600	60,060
	Holtek Semiconductor, Inc.	63,000	107,678
	Holy Stone Enterprise Co. Ltd.	77,500	214,884
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,189,599	7,625,001
	Hong Ho Precision Textile Co. Ltd.	27,000	35,527
		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co. Ltd.	80,609	$72,263
#	Hong TAI Electric Industrial	121,000	124,778
	Hong YI Fiber Industry Co.	68,000	35,038
	Horizon Securities Co. Ltd.	166,420	58,506
#	Hota Industrial Manufacturing Co. Ltd.	104,000	178,458
#	Hotai Finance Co. Ltd.	82,060	231,593
	Hotai Motor Co. Ltd.	77,220	1,554,057
*	Hotron Precision Electronic Industrial Co. Ltd.	32,272	32,949
	Hsin Ba Ba Corp.	10,207	38,802
	Hsin Kuang Steel Co. Ltd.	121,788	209,171
	Hsin Yung Chien Co. Ltd.	18,364	54,363
	Hsing TA Cement Co.	68,000	39,039
#*	HTC Corp.	363,000	492,140
	Hu Lane Associate, Inc.	36,570	190,846
	HUA ENG Wire & Cable Co. Ltd.	135,000	121,719
*	Hua Jung Components Co. Ltd.	70,000	33,128
	Hua Nan Financial Holdings Co. Ltd.	2,240,879	1,767,038
#	Hua Yu Lien Development Co. Ltd.	31,000	125,286
#	Huaku Development Co. Ltd.	141,311	514,532
	Huang Hsiang Construction Corp.	56,000	99,035
#	Huikwang Corp.	22,000	21,363
	Hung Ching Development & Construction Co. Ltd.	72,000	70,677
	Hung Sheng Construction Ltd.	175,200	141,742
	Huxen Corp.	28,000	43,648
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	59,094

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hwacom Systems, Inc.	64,000	$46,545
#	Hwang Chang General Contractor Co. Ltd.	74,930	223,959
	IBF Financial Holdings Co. Ltd.	1,235,499	564,078
	ICARES Medicus, Inc.	7,700	32,907
#	Ichia Technologies, Inc.	134,897	167,125
	I-Chiun Precision Industry Co. Ltd.	74,115	279,872
*	Ideal Bike Corp.	94,899	25,604
#	IEI Integration Corp.	71,680	169,025
#	Infortrend Technology, Inc.	110,798	123,865
	Info-Tek Corp.	37,000	45,368
#	Ingentec Corp.	7,350	47,386
	Innodisk Corp.	38,034	302,306
	Innolux Corp.	1,934,922	932,822
	Inpaq Technology Co. Ltd.	49,344	120,980
	Insyde Software Corp.	13,200	213,117
	Intai Technology Corp.	16,800	58,870
#	Integrated Service Technology, Inc.	48,345	280,435
*	IntelliEPI, Inc.	5,000	11,539
	Interactive Digital Technologies, Inc.	14,000	36,874
#*	International CSRC Investment Holdings Co.	442,400	205,417
	International Games System Co. Ltd.	70,000	2,208,658
#	Inventec Corp.	470,181	650,279
#	Iron Force Industrial Co. Ltd.	22,816	77,915
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	92,937
#	ITE Technology, Inc.	79,202	330,230
#	ITEQ Corp.	98,628	232,775
#	Jarllytec Co. Ltd.	29,000	133,563
#	Jean Co. Ltd.	78,981	56,980
	Jentech Precision Industrial Co. Ltd.	15,498	695,966
	Jetway Information Co. Ltd.	19,500	31,343
	Jetwell Computer Co. Ltd.	10,000	42,782
	Jia Wei Lifestyle, Inc.	27,592	60,044
		Shares	Value»
TAIWAN — (Continued)
	Jih Lin Technology Co. Ltd.	24,000	$47,048
*	Ji-Haw Industrial Co. Ltd.	12,000	10,858
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	55,601
	JMC Electronics Co. Ltd.	20,000	26,787
	Jochu Technology Co. Ltd.	16,000	11,178
	Johnson Health Tech Co. Ltd.	36,000	167,195
	Joinsoon Electronics Manufacturing Co. Ltd.	54,857	31,946
	JPC connectivity, Inc.	34,875	190,851
	JPP Holding Co. Ltd.	1,000	4,891
#	JSL Construction & Development Co. Ltd.	28,291	76,259
	K Laser Technology, Inc.	71,000	47,563
	Kaimei Electronic Corp.	51,587	101,817
	Kaori Heat Treatment Co. Ltd.	23,983	234,027
	Kaulin Manufacturing Co. Ltd.	53,000	24,046
	Kedge Construction Co. Ltd.	37,160	83,359
	Keding Enterprises Co. Ltd.	15,000	60,106
	KEE TAI Properties Co. Ltd.	192,064	95,237
	Kenda Rubber Industrial Co. Ltd.	353,050	326,363
	Kent Industrial Co. Ltd.	32,000	30,357
	Kerry TJ Logistics Co. Ltd.	100,000	124,904
*	Key Ware Electronics Co. Ltd.	80,959	34,286
	Keystone Microtech Corp.	11,000	112,069
	KGI Financial Holding Co. Ltd.	2,505,999	1,291,277
	KHGEARS International Ltd.	13,000	65,264
	Kindom Development Co. Ltd.	213,700	299,935

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	King Chou Marine Technology Co. Ltd.	33,660	$41,138
#	King Polytechnic Engineering Co. Ltd.	32,550	52,549
	King Slide Works Co. Ltd.	12,050	452,694
	King Yuan Electronics Co. Ltd.	497,529	1,875,136
#	King's Town Bank Co. Ltd.	389,000	596,725
#*	King's Town Construction Co. Ltd.	41,348	96,223
	Kingstate Electronics Corp.	17,000	24,896
	Kinik Co.	34,000	318,789
	Kinko Optical Co. Ltd.	76,769	59,430
	Kinpo Electronics	577,028	432,763
	Kinsus Interconnect Technology Corp.	168,009	550,069
	KMC Kuei Meng International, Inc.	29,761	125,866
	KNH Enterprise Co. Ltd.	43,000	25,515
	Ko Ja Cayman Co. Ltd.	20,000	30,497
	KS Terminals, Inc.	70,760	165,977
	Kung Long Batteries Industrial Co. Ltd.	33,000	151,620
*	Kung Sing Engineering Corp.	210,404	75,462
#	Kuo Toong International Co. Ltd.	101,625	190,711
*	Kuo Yang Construction Co. Ltd.	103,366	67,088
	Kwong Lung Enterprise Co. Ltd.	58,000	101,667
	L&K Engineering Co. Ltd.	97,812	676,634
	La Kaffa International Co. Ltd.	11,000	35,112
	Lang, Inc.	16,000	24,915
#	Lanner Electronics, Inc.	51,961	143,300
	Largan Precision Co. Ltd. (3008 TT)	16,306	1,142,083
	Laser Tek Taiwan Co. Ltd.	27,550	57,708
		Shares	Value»
TAIWAN — (Continued)
#	Laster Tech Corp. Ltd.	54,821	$65,058
*	Leader Electronics, Inc.	71,799	39,846
*	Lealea Enterprise Co. Ltd.	395,940	111,121
	LEE CHI Enterprises Co. Ltd.	95,000	44,043
	Lelon Electronics Corp.	60,694	135,170
	Lemtech Holdings Co. Ltd.	15,115	48,607
	Leo Systems, Inc.	27,000	27,658
*	Leofoo Development Co. Ltd.	68,254	36,991
*	Li Peng Enterprise Co. Ltd.	325,806	80,321
#	Lian HWA Food Corp.	54,480	190,084
	Lida Holdings Ltd.	46,320	37,468
	Lien Hwa Industrial Holdings Corp.	197,335	366,435
	Ligitek Electronics Co. Ltd.	28,000	34,432
*	Lily Textile	11,000	11,529
	Lingsen Precision Industries Ltd.	208,000	122,657
	Lintes Technology Co. Ltd.	8,143	44,166
#	Lion Travel Service Co. Ltd.	36,000	151,025
	Lite-On Technology Corp.	351,395	1,101,551
	Liton Technology Corp.	32,000	34,218
*	Long Bon International Co. Ltd.	61,180	40,525
	Long Da Construction & Development Corp.	89,000	96,766
*	Longchen Paper & Packaging Co. Ltd.	436,349	181,398
	Longwell Co.	63,000	152,094
	Loop Telecommunication International, Inc.	21,000	47,082
	Lotes Co. Ltd.	31,508	1,602,447
	Lumax International Corp. Ltd.	42,142	142,682
*	Lung Yen Life Service Corp.	80,000	114,746

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lungteh Shipbuilding Co. Ltd.	34,650	$120,438
	Luxe Green Energy Technology Co. Ltd.	14,420	11,837
	LuxNet Corp.	12,617	53,101
#	M3 Technology, Inc.	11,000	35,504
#	M31 Technology Corp.	3,000	68,016
	Macauto Industrial Co. Ltd.	29,000	55,413
#	Machvision, Inc.	9,676	106,302
	Macroblock, Inc.	18,000	43,479
	Macronix International Co. Ltd.	1,011,201	753,002
	MacroWell OMG Digital Entertainment Co. Ltd.	7,000	24,396
	Makalot Industrial Co. Ltd.	53,657	575,657
	Marketech International Corp.	41,000	192,154
	Materials Analysis Technology, Inc.	34,360	285,451
	Maxigen Biotech, Inc.	13,650	17,891
	Mayer Steel Pipe Corp.	98,710	84,200
	Mechema Chemicals International Corp.	24,000	52,610
*	Medeon Biodesign, Inc.	23,309	33,719
	MediaTek, Inc.	183,360	7,137,868
	Mega Financial Holding Co. Ltd.	1,235,075	1,504,810
*	Megaforce Co. Ltd.	31,000	28,382
	Meiloon Industrial Co.	44,520	51,254
*	Mercuries & Associates Holding Ltd.	302,341	157,771
	Mercuries Data Systems Ltd.	15,763	12,888
#*	Mercuries Life Insurance Co. Ltd.	1,711,740	364,170
	Merida Industry Co. Ltd.	63,735	347,149
	Merry Electronics Co. Ltd.	113,866	371,768
	METAAGE Corp.	32,000	46,528
*	Metatech AP, Inc.	9,000	13,154
		Shares	Value»
TAIWAN — (Continued)
#*	Microbio Co. Ltd.	194,248	$228,759
	Micro-Star International Co. Ltd.	183,233	1,002,311
	Mildef Crete, Inc.	29,000	83,541
	MIN AIK Technology Co. Ltd.	61,200	52,074
	Mitac Holdings Corp.	477,125	665,771
	Mitake Information Corp.	6,000	11,686
	MJ International Co. Ltd.	17,000	26,288
*	Mobiletron Electronics Co. Ltd.	26,440	35,916
#	momo.com, Inc.	24,276	281,697
*	MOSA Industrial Corp.	108,154	76,549
*	Mosel Vitelic, Inc.	31,000	31,071
#	Motech Industries, Inc.	137,000	101,807
	MPI Corp.	44,000	1,083,709
#	MSSCORPS Co. Ltd.	23,763	149,047
	Nak Sealing Technologies Corp.	31,000	110,120
	Namchow Holdings Co. Ltd.	88,000	150,185
	Nan Juen International Co. Ltd.	4,000	21,055
	Nan Liu Enterprise Co. Ltd.	18,000	39,453
	Nan Pao Resins Chemical Co. Ltd.	27,000	237,381
*	Nan Ren Lake Leisure Amusement Co. Ltd.	94,000	46,423
	Nan Ya Plastics Corp.	697,674	898,901
	Nan Ya Printed Circuit Board Corp.	72,072	290,952
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	28,112
	Nantex Industry Co. Ltd.	122,964	132,339
#*	Nanya Technology Corp.	291,000	376,829

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	National Aerospace Fasteners Corp.	10,000	$27,090
	National Petroleum Co. Ltd.	45,000	90,767
#	Netronix, Inc.	34,000	123,199
*	New Asia Construction & Development Corp.	81,000	30,100
	New Best Wire Industrial Co. Ltd.	36,600	37,910
*	Newmax Technology Co. Ltd.	33,000	28,036
#	Nexcom International Co. Ltd.	44,000	65,325
#	Nichidenbo Corp.	83,193	155,983
	Nidec Chaun-Choung Technology Corp.	7,000	45,234
	Nien Hsing Textile Co. Ltd.	58,110	36,051
#	Nien Made Enterprise Co. Ltd.	72,000	1,072,889
	Niko Semiconductor Co. Ltd.	39,672	55,638
	Nishoku Technology, Inc.	21,400	87,526
	North-Star International Co. Ltd.	12,427	23,878
	Nova Technology Corp.	19,000	108,922
#	Novatek Microelectronics Corp.	153,000	2,364,054
	Nuvoton Technology Corp.	101,000	313,292
	O-Bank Co. Ltd.	584,362	178,438
*	Ocean Plastics Co. Ltd.	95,000	100,163
	OFCO Industrial Corp.	45,097	31,257
	OK Biotech Co. Ltd.	54,214	40,604
#*	Oneness Biotech Co. Ltd.	62,633	246,423
	Optimax Technology Corp.	50,000	48,302
	Orient Semiconductor Electronics Ltd.	251,310	297,241
#	Oriental Union Chemical Corp.	250,821	137,355
	O-TA Precision Industry Co. Ltd.	35,935	92,581
		Shares	Value»
TAIWAN — (Continued)
	Pacific Construction Co.	143,000	$45,456
	Pacific Hospital Supply Co. Ltd.	23,094	63,843
	PADAUK Technology Co. Ltd.	8,000	23,724
*	Paiho Shih Holdings Corp.	82,910	77,405
	Pan Asia Chemical Corp.	118,151	53,641
	Pan German Universal Motors Ltd.	12,000	108,350
	Pan Jit International, Inc.	177,300	303,018
	Pan Ram International Corp.	8,000	6,426
#	Pan-International Industrial Corp.	215,514	249,151
	Panion & BF Biotech, Inc.	31,969	84,872
	Parade Technologies Ltd.	24,400	531,182
*	Paragon Technologies Co. Ltd.	23,000	22,706
*	PChome Online, Inc.	56,208	84,504
	PCL Technologies, Inc.	29,961	98,899
	P-Duke Technology Co. Ltd.	27,442	74,701
	Pegatron Corp.	525,037	1,591,999
	Pegavision Corp.	28,198	326,852
	PharmaEngine, Inc.	40,000	126,521
*	PharmaEssentia Corp.	40,263	787,412
*	Phihong Technology Co. Ltd.	156,000	181,802
	Phison Electronics Corp.	41,000	588,407
#	Phoenix Silicon International Corp.	69,486	258,977
	Phoenix Tours International, Inc.	28,000	52,816
*	Phytohealth Corp.	81,000	43,750
	Pixart Imaging, Inc.	67,030	499,536
#	Planet Technology Corp.	21,000	105,507
	Plastron Precision Co. Ltd.	59,628	30,138
	Polytronics Technology Corp.	42,269	90,995

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Posiflex Technology, Inc.	22,346	$143,093
	Pou Chen Corp.	574,144	671,270
	Power Wind Health Industry, Inc.	20,632	74,373
#*	Powerchip Semiconductor Manufacturing Corp.	787,000	434,547
	Powertech Technology, Inc.	285,400	1,111,321
	Powertip Technology Corp.	53,000	26,196
	Poya International Co. Ltd.	24,108	374,700
	President Chain Store Corp.	189,000	1,735,366
	President Securities Corp.	432,872	344,237
	Primax Electronics Ltd.	251,000	626,476
#	Prince Housing & Development Corp.	455,087	146,701
	Princeton Technology Corp.	57,000	35,107
	Pro Hawk Corp.	8,000	40,115
#	Progate Group Corp.	4,176	21,759
	Prolific Technology, Inc.	27,000	25,276
#	Promate Electronic Co. Ltd.	96,000	244,498
	Prosperity Dielectrics Co. Ltd.	52,032	72,020
#	Qisda Corp.	426,439	474,474
	QST International Corp.	35,600	73,730
	Qualipoly Chemical Corp.	42,198	57,504
	Quang Viet Enterprise Co. Ltd.	27,000	86,007
	Quanta Computer, Inc.	289,715	2,631,000
#	Quanta Storage, Inc.	103,000	302,910
*	Quintain Steel Co. Ltd.	143,134	52,844
	Radiant Opto-Electronics Corp.	123,144	801,541
*	Radium Life Tech Co. Ltd.	309,106	91,913
		Shares	Value»
TAIWAN — (Continued)
	Rafael Microelectronics, Inc.	8,024	$32,358
	Raydium Semiconductor Corp.	32,000	335,597
*	RDC Semiconductor Co. Ltd.	7,000	46,811
	Realtek Semiconductor Corp.	78,268	1,148,380
	Rechi Precision Co. Ltd.	173,173	138,555
#	Rexon Industrial Corp. Ltd.	53,000	56,653
#*	Rich Development Co. Ltd.	293,811	90,701
*	Right WAY Industrial Co. Ltd.	78,000	33,057
*	RiTdisplay Corp.	19,000	25,644
*	Ritek Corp.	325,288	142,947
	Rodex Fasteners Corp.	25,000	31,875
*††	Roo Hsing Co. Ltd.	183,000	16,601
	Ruentex Development Co. Ltd.	356,751	512,154
	Ruentex Engineering & Construction Co.	35,154	145,039
	Ruentex Industries Ltd.	157,963	372,756
#	Run Long Construction Co. Ltd.	306,541	458,213
	Sakura Development Co. Ltd.	135,809	212,674
#	Sampo Corp.	151,200	134,886
	San Fang Chemical Industry Co. Ltd.	92,992	129,384
#	San Far Property Ltd.	120,248	91,332
	San Fu Chemical Co. Ltd.	19,000	74,473
	San Shing Fastech Corp.	50,479	88,016
	Sanitar Co. Ltd.	24,000	30,163
	Sanyang Motor Co. Ltd.	238,684	515,590
	Savior Lifetec Corp.	119,447	81,474
	SCI Pharmtech, Inc.	25,705	71,464
	Scientech Corp.	15,000	205,755

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ScinoPharm Taiwan Ltd.	105,000	$78,463
	SciVision Biotech, Inc.	16,000	50,068
	SDI Corp.	75,000	275,587
	Sea & Land Integrated Corp.	37,700	35,550
*	Sea Sonic Electronics Co. Ltd.	21,000	41,881
	Securitag Assembly Group Co.	4,000	12,811
	Senao International Co. Ltd.	34,000	37,036
	Senao Networks, Inc.	15,119	65,335
	Sensortek Technology Corp.	15,000	119,669
	Sercomm Corp.	142,000	483,747
	Sesoda Corp.	118,315	145,697
#	Shanghai Commercial & Savings Bank Ltd.	761,799	946,336
	Shan-Loong Transportation Co. Ltd.	48,000	30,270
	Sharehope Medicine Co. Ltd.	40,344	37,433
	Sheh Fung Screws Co. Ltd.	18,000	32,778
	Sheng Yu Steel Co. Ltd.	53,000	43,158
	ShenMao Technology, Inc.	44,435	91,444
	Shieh Yih Machinery Industry Co. Ltd.	60,000	72,945
#	Shih Her Technologies, Inc.	29,000	125,540
#*	Shih Wei Navigation Co. Ltd.	183,752	99,175
*	Shihlin Development Co. Ltd.	24,000	8,640
	Shihlin Electric & Engineering Corp.	63,000	394,099
	Shin Hsiung Natural Gas Co. Ltd.	20,714	31,346
*	Shin Kong Financial Holding Co. Ltd.	3,318,183	1,174,126
#	Shin Ruenn Development Co. Ltd.	64,785	119,401
	Shin Shin Natural Gas Co.	18,000	22,413
		Shares	Value»
TAIWAN — (Continued)
#	Shin Zu Shing Co. Ltd.	82,174	$439,612
#	Shinfox Energy Co. Ltd.	34,000	122,408
#*	Shining Building Business Co. Ltd.	198,397	64,218
	Shinkong Insurance Co. Ltd.	122,000	371,115
	Shinkong Synthetic Fibers Corp.	597,191	281,925
	Shinkong Textile Co. Ltd.	73,800	105,193
	Shiny Chemical Industrial Co. Ltd.	62,602	325,799
*	Shun On Electronic Co. Ltd.	14,000	13,677
#	ShunSin Technology Holding Ltd.	12,000	75,775
#	Shuttle, Inc.	167,000	104,791
	Sigurd Microelectronics Corp.	269,538	609,509
	Silergy Corp.	58,000	899,833
#	Silicon Integrated Systems Corp.	180,895	429,299
	Simplo Technology Co. Ltd.	48,400	510,215
	Sinbon Electronics Co. Ltd.	62,917	515,017
	Sincere Navigation Corp.	163,240	131,406
	Single Well Industrial Corp.	17,000	18,016
	Sinher Technology, Inc.	29,000	32,062
	Sinmag Equipment Corp.	20,979	92,852
	Sino-American Silicon Products, Inc.	185,000	895,394
	Sinon Corp.	189,000	245,386
	SinoPac Financial Holdings Co. Ltd.	2,794,639	1,983,851
	Sinopower Semiconductor, Inc.	9,900	31,903
	Sinyi Realty, Inc.	124,549	116,228
	Sirtec International Co. Ltd.	40,600	45,154
	Sitronix Technology Corp.	59,434	407,186

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Siward Crystal Technology Co. Ltd.	79,000	$70,436
	Soft-World International Corp.	25,000	106,045
#	Solar Applied Materials Technology Corp.	251,339	482,111
	Solteam, Inc.	40,850	66,442
*	Solytech Enterprise Corp.	63,000	24,981
	Song Shang Electronics Co. Ltd.	30,000	29,976
	Sonix Technology Co. Ltd.	66,000	95,293
	Southeast Cement Co. Ltd.	65,000	43,875
	Speed Tech Corp.	54,000	82,213
#	Sporton International, Inc.	48,740	318,047
	Sports Gear Co. Ltd.	27,000	99,398
	St. Shine Optical Co. Ltd.	29,000	189,893
	Standard Chemical & Pharmaceutical Co. Ltd.	43,000	85,037
	Standard Foods Corp.	185,642	217,436
	Stark Technology, Inc.	50,200	202,167
#	S-Tech Corp.	80,000	81,713
	STL Technology Co. Ltd.	13,000	13,668
	Sumeeko Industries Co. Ltd.	10,000	33,599
	Sun Max Tech Ltd.	12,000	18,740
*	Sun Yad Construction Co. Ltd.	86,937	39,595
	Sunfun Info Co. Ltd.	3,937	35,847
	Sunjuice Holdings Co. Ltd.	7,000	30,657
*	Sunko INK Co. Ltd.	68,200	43,682
	SunMax Biotechnology Co. Ltd.	12,000	99,099
	Sunny Friend Environmental Technology Co. Ltd.	35,982	106,996
	Sunonwealth Electric Machine Industry Co. Ltd.	114,000	336,431
		Shares	Value»
TAIWAN — (Continued)
	Sunplus Innovation Technology, Inc.	8,000	$42,244
*	Sunplus Technology Co. Ltd.	218,000	196,175
	Sunrex Technology Corp.	72,631	125,258
#	Sunspring Metal Corp.	50,625	51,770
	Superior Plating Technology Co. Ltd.	7,000	13,207
#	Supreme Electronics Co. Ltd.	267,027	542,777
	Swancor Holding Co. Ltd.	33,000	105,741
	Sweeten Real Estate Development Co. Ltd.	86,114	83,472
#	Symtek Automation Asia Co. Ltd.	33,488	206,653
	Syncmold Enterprise Corp.	58,000	180,735
	Syngen Biotech Co. Ltd.	5,000	20,673
	Synnex Technology International Corp.	241,967	531,473
	Syscom Computer Engineering Co.	16,000	26,742
#	Sysgration	19,000	19,737
	Systex Corp.	83,000	339,675
	T3EX Global Holdings Corp.	61,000	161,524
	TA Chen Stainless Pipe	697,298	702,300
#	Ta Ya Electric Wire & Cable	336,710	474,020
	Tah Hsin Industrial Corp.	24,024	52,780
	TA-I Technology Co. Ltd.	55,936	80,871
#*	Tai Tung Communication Co. Ltd.	60,715	51,427
	Taichung Commercial Bank Co. Ltd.	1,080,167	594,327
#	TaiDoc Technology Corp.	29,458	144,297
#	Taiflex Scientific Co. Ltd.	106,208	173,172
	Tailyn Technologies, Inc.	22,000	21,622
	Taimide Tech, Inc.	46,117	63,291

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tainan Enterprises Co. Ltd.	43,000	$49,433
	Tainan Spinning Co. Ltd.	602,568	284,277
*	Tainergy Tech Co. Ltd.	57,000	26,299
	Tai-Saw Technology Co. Ltd.	42,000	33,494
	Taishin Financial Holding Co. Ltd.	2,419,274	1,285,407
	TaiSol Electronics Co. Ltd.	37,000	73,707
*	Taisun Enterprise Co. Ltd.	96,000	59,539
	Taita Chemical Co. Ltd.	54,050	30,335
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	94,545
	Taiwan Business Bank	2,171,607	1,044,616
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	43,497
	Taiwan Cooperative Financial Holding Co. Ltd.	1,669,704	1,305,494
	Taiwan Environment Scientific Co. Ltd.	20,140	36,766
	Taiwan Fertilizer Co. Ltd.	261,000	462,580
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	92,812
	Taiwan Fructose Co. Ltd.	34,980	18,095
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	116,209
#*	Taiwan Glass Industry Corp.	547,442	329,447
	Taiwan High Speed Rail Corp.	393,000	356,436
	Taiwan Hon Chuan Enterprise Co. Ltd.	174,245	827,898
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	100,114	137,312
*	Taiwan IC Packaging Corp.	38,000	21,055
††	Taiwan Land Development Corp.	335,217	5,257
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Line Tek Electronic	40,810	$38,001
#	Taiwan Mask Corp.	107,000	180,562
	Taiwan Mobile Co. Ltd.	554,800	1,955,368
	Taiwan Navigation Co. Ltd.	107,000	102,530
	Taiwan Paiho Ltd.	153,068	381,988
	Taiwan PCB Techvest Co. Ltd.	158,733	185,255
	Taiwan Sakura Corp.	85,600	221,060
	Taiwan Sanyo Electric Co. Ltd.	60,800	75,213
	Taiwan Secom Co. Ltd.	144,795	613,021
	Taiwan Semiconductor Co. Ltd.	117,000	226,403
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,171,214	68,088,145
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	71,677	13,657,336
	Taiwan Shin Kong Security Co. Ltd.	129,251	166,494
	Taiwan Steel Union Co. Ltd.	9,000	33,642
*	Taiwan Styrene Monomer	218,164	81,774
#	Taiwan Surface Mounting Technology Corp.	154,845	508,724
	Taiwan Taxi Co. Ltd.	16,800	59,618
#*	Taiwan TEA Corp.	257,648	166,285
	Taiwan Union Technology Corp.	135,000	668,484
	Taiwan-Asia Semiconductor Corp.	150,043	160,498
	Taiyen Biotech Co. Ltd.	51,712	53,966
*	Tang Eng Iron Works Co. Ltd.	36,000	36,761
*	Tatung Co. Ltd.	304,688	415,853
	Tatung System Technologies, Inc.	9,000	24,301
*	TBI Motion Technology Co. Ltd.	27,000	36,181

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TCI Co. Ltd.	43,153	$177,872
	Te Chang Construction Co. Ltd.	37,247	71,249
	Teco Electric & Machinery Co. Ltd.	283,000	432,553
	Tehmag Foods Corp.	13,470	128,283
	Tera Autotech Corp.	34,701	28,682
	Test Research, Inc.	81,571	333,659
	Test Rite International Co. Ltd.	77,568	49,292
	Thermaltake Technology Co. Ltd.	27,096	30,859
	Thinking Electronic Industrial Co. Ltd.	37,000	186,412
#	Thye Ming Industrial Co. Ltd.	54,700	113,116
	Tofu Restaurant Co. Ltd.	8,360	66,149
	Ton Yi Industrial Corp.	426,300	217,110
	Tong Hsing Electronic Industries Ltd.	104,630	414,113
	Tong Ming Enterprise Co. Ltd.	16,000	17,333
	Tong Yang Industry Co. Ltd.	189,640	627,090
#	Tong-Tai Machine & Tool Co. Ltd.	101,711	99,232
	Top Union Electronics Corp.	54,615	53,838
	Topco Scientific Co. Ltd.	90,307	871,796
	Topco Technologies Corp.	24,122	52,537
	Topkey Corp.	36,000	257,154
	Topoint Technology Co. Ltd.	73,386	88,435
	Toung Loong Textile Manufacturing	43,860	30,784
#*	TPK Holding Co. Ltd.	147,000	189,932
	Trade-Van Information Services Co.	29,000	70,080
	Transart Graphics Co. Ltd.	15,000	23,519
	Transcend Information, Inc.	102,890	306,621
	Transcom, Inc.	29,480	123,598
		Shares	Value»
TAIWAN — (Continued)
	Tripod Technology Corp.	121,170	$715,215
#	Trusval Technology Co. Ltd.	17,327	119,658
	Tsang Yow Industrial Co. Ltd.	30,000	27,602
	Tsann Kuen Enterprise Co. Ltd.	35,081	36,251
#	TSC Auto ID Technology Co. Ltd.	16,573	114,939
#	TSEC Corp.	220,000	146,364
	TSRC Corp.	298,452	225,150
	TST Group Holding Ltd.	4,800	13,196
	Ttet Union Corp.	16,000	76,188
	TTFB Co. Ltd.	12,717	80,145
	TTY Biopharm Co. Ltd.	108,000	246,396
*	Tul Corp.	14,000	32,449
	Tung Ho Steel Enterprise Corp.	294,448	673,107
	Tung Thih Electronic Co. Ltd.	37,400	115,027
	TURVO International Co. Ltd.	14,843	73,786
	TXC Corp.	161,204	584,169
	TYC Brother Industrial Co. Ltd.	83,091	152,139
	Tycoons Group Enterprise	161,476	49,084
*	Tyntek Corp.	117,922	79,741
#	TZE Shin International Co. Ltd.	55,000	38,195
*	U-BEST Innovative Technology Co. Ltd.	68,000	38,177
	Ubright Optronics Corp.	15,000	30,630
	UDE Corp.	37,000	102,672
	Ultra Chip, Inc.	24,000	66,442
	U-MEDIA Communications, Inc.	16,000	25,290
	U-Ming Marine Transport Corp.	254,000	437,895
	Unic Technology Corp.	34,000	37,924
	Unictron Technologies Corp.	8,000	16,624

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unimicron Technology Corp.	338,312	$1,652,244
	Union Bank of Taiwan	516,474	243,628
*	Union Insurance Co. Ltd.	42,000	43,761
	Uni-President Enterprises Corp.	1,278,577	3,580,524
	Unitech Computer Co. Ltd.	45,000	50,152
*	Unitech Printed Circuit Board Corp.	318,061	294,051
*	United Alloy-Tech Co.	25,000	28,160
	United Integrated Services Co. Ltd.	87,400	907,800
	United Microelectronics Corp. (2303 TT)	1,462,081	2,109,412
	United Orthopedic Corp.	36,141	109,846
	United Radiant Technology	48,000	29,386
	United Recommend International Co. Ltd.	21,817	39,883
#*	United Renewable Energy Co. Ltd.	620,347	214,505
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	48,579
#	Universal Cement Corp.	133,620	125,495
	Universal Microelectronics Co. Ltd.	24,000	20,078
	Universal Microwave Technology, Inc.	8,000	75,170
	Universal Textile Co. Ltd.	16,000	9,473
#	Universal Vision Biotechnology Co. Ltd.	22,928	155,444
	UPC Technology Corp.	385,532	132,581
	Userjoy Technology Co. Ltd.	23,575	58,924
#	USI Corp.	377,332	163,832
*	Usun Technology Co. Ltd.	17,000	34,201
		Shares	Value»
TAIWAN — (Continued)
	U-Tech Media Corp.	37,000	$21,451
	Utechzone Co. Ltd.	23,000	93,233
	UVAT Technology Co. Ltd.	14,000	40,629
	Value Valves Co. Ltd.	22,000	65,197
#	Vanguard International Semiconductor Corp.	363,475	1,072,872
	Ve Wong Corp.	43,000	63,620
	Ventec International Group Co. Ltd.	37,000	80,020
	VIA Labs, Inc.	5,000	23,381
	Viking Tech Corp.	35,000	52,376
	Visco Vision, Inc.	21,000	140,885
	VisEra Technologies Co. Ltd.	23,000	195,944
#	Visual Photonics Epitaxy Co. Ltd.	60,757	261,658
	Vivotek, Inc.	20,000	72,900
	Voltronic Power Technology Corp.	18,017	1,184,874
	Wafer Works Corp.	277,000	249,814
#	Waffer Technology Corp.	77,224	168,371
	Wah Hong Industrial Corp.	33,694	44,880
	Wah Lee Industrial Corp.	95,480	358,667
#	Walsin Lihwa Corp.	776,764	711,908
#	Walsin Technology Corp.	174,345	535,710
	Walton Advanced Engineering, Inc.	140,000	69,430
	Wan Hai Lines Ltd.	186,355	493,378
	WAN HWA Enterprise Co.	40,000	15,762
	WEI Chih Steel Industrial Co. Ltd.	84,000	60,089
	Wei Chuan Foods Corp.	176,000	98,144
#	Weikeng Industrial Co. Ltd.	206,725	222,647
	Well Shin Technology Co. Ltd.	46,160	89,678
	Welldone Co.	30,000	44,661
	WELLELL, Inc.	29,000	22,778
	Wholetech System Hitech Ltd.	24,000	77,397
*	Win Semiconductors Corp.	150,141	555,935
#*	Winbond Electronics Corp.	1,062,486	628,876

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Winmate, Inc.	19,000	$81,019
#	Winstek Semiconductor Co. Ltd.	34,000	109,025
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	320,666
	Wisdom Marine Lines Co. Ltd.	272,501	618,421
#*	Wiselink Co. Ltd.	46,600	139,294
	Wistron Corp.	457,017	1,536,110
	Wistron NeWeb Corp.	137,260	512,885
	WITS Corp.	22,385	79,783
	Wiwynn Corp.	12,000	682,229
	Wonderful Hi-Tech Co. Ltd.	69,683	75,083
	Wowprime Corp.	54,387	403,902
#	WPG Holdings Ltd.	374,779	851,523
	WT Microelectronics Co. Ltd.	122,284	411,518
	WUS Printed Circuit Co. Ltd.	80,712	127,065
*	XAC Automation Corp.	24,000	18,795
	XinTec, Inc.	76,000	490,395
	X-Legend Entertainment Co. Ltd.	4,000	12,645
#	Xxentria Technology Materials Corp.	87,182	160,727
	Ya Horng Electronic Co. Ltd.	20,000	34,994
	Yageo Corp.	67,364	1,145,755
	Yang Ming Marine Transport Corp.	632,000	1,297,509
	Yankey Engineering Co. Ltd.	22,117	212,086
	YC INOX Co. Ltd.	187,624	126,575
	YCC Parts Manufacturing Co. Ltd.	23,000	41,381
	Yea Shin International Development Co. Ltd.	101,968	96,572
*	Yeh-Chiang Technology Corp.	14,000	16,036
	Yem Chio Co. Ltd.	213,061	120,715
	Yen Sun Technology Corp.	26,000	42,116
		Shares	Value»
TAIWAN — (Continued)
*	Yeong Guan Energy Technology Group Co. Ltd.	48,659	$58,433
	YFC-Boneagle Electric Co. Ltd.	54,704	45,917
	YFY, Inc.	540,891	513,528
	Yi Jinn Industrial Co. Ltd.	85,155	50,907
	Yieh Phui Enterprise Co. Ltd.	438,325	205,765
	Yonyu Plastics Co. Ltd.	39,000	29,509
	Young Fast Optoelectronics Co. Ltd.	41,298	80,511
*	Young Optics, Inc.	22,000	37,392
#	Youngtek Electronics Corp.	77,257	169,666
#	Yuan High-Tech Development Co. Ltd.	8,400	40,431
	Yuanta Financial Holding Co. Ltd.	1,922,230	1,927,932
#	Yuanta Futures Co. Ltd.	50,968	138,612
	Yuen Chang Stainless Steel Co. Ltd.	57,837	30,276
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	53,302
#	Yulon Finance Corp.	126,213	546,584
#	Yulon Motor Co. Ltd.	275,141	486,442
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,343
	Yungshin Construction & Development Co. Ltd.	59,000	385,652
	YungShin Global Holding Corp.	98,000	171,346
	Yusin Holding Corp.	11,000	44,386
	Zeng Hsing Industrial Co. Ltd.	36,906	122,559
	Zenitron Corp.	94,000	93,064
#	Zero One Technology Co. Ltd.	61,422	190,214
	Zhen Ding Technology Holding Ltd.	252,000	868,972

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Zig Sheng Industrial Co. Ltd.	187,231	$59,468
*	Zinwell Corp.	147,010	80,337
	Zippy Technology Corp.	51,000	114,574
	Zyxel Group Corp.	143,826	185,203
TOTAL TAIWAN			360,109,582
THAILAND — (1.5%)
	AAPICO Hitech PCL (AH/F TB)	122,332	72,141
*	Absolute Clean Energy PCL	859,800	34,907
	Advanced Information Technology PCL, Class F	454,000	57,313
	AEON Thana Sinsap Thailand PCL	37,700	156,408
	After You PCL	87,400	27,713
	Airports of Thailand PCL	362,100	657,242
*	AJ Plast PCL	79,465	11,892
*	All Energy & Utilities PCL	872,700	6,207
	Allianz Ayudhya Capital PCL	16,500	15,891
	AMA Marine PCL	65,800	8,463
	Amata Corp. PCL	290,700	251,977
	AP Thailand PCL	771,202	218,254
	Asia Plus Group Holdings PCL	764,400	57,537
*	Asia Precision PCL	183,600	10,990
	Asia Sermkij Leasing PCL, NVDR	111,500	40,311
	Asian Insulators PCL	149,155	17,327
	Asian Sea Corp. PCL, Class F	76,100	21,086
#	Asset World Corp. PCL	997,500	109,372
	Assetwise PCL	152,000	36,035
	B Grimm Power PCL	159,000	104,602
	Bangchak Corp. PCL	414,200	420,399
	Bangchak Sriracha PCL	303,700	66,599
	Bangkok Airways PCL	94,900	71,713
	Bangkok Bank PCL (BBLF TB)	170,100	740,990
#	Bangkok Commercial Asset Management PCL	706,500	173,772
	Bangkok Expressway & Metro PCL	1,052,335	246,361
		Shares	Value»
THAILAND — (Continued)
	Bangkok Land PCL	6,278,700	$115,359
	Bangkok Life Assurance PCL, NVDR	88,940	66,550
*	Bangkok Ranch PCL	394,200	22,078
	BCPG PCL	296,300	59,708
	BEC World PCL	427,599	53,474
#	Berli Jucker PCL	288,500	206,041
	Betagro PCL	94,000	59,055
*	Better World Green PCL	1,839,200	23,981
*	Beyond Securities PCL	137,100	4,835
	BKI Holdings PCL	28,780	255,860
	Bluebik Group PCL	46,400	57,751
#*	BTS Group Holdings PCL	1,047,500	153,966
	Cal-Comp Electronics Thailand PCL, Class F	2,130,278	334,582
	Central Pattana PCL	223,500	415,606
	Central Plaza Hotel PCL	102,600	109,456
	Central Retail Corp. PCL	422,466	400,620
	CH Karnchang PCL	343,972	195,711
*	Charoen Pokphand Foods PCL	868,993	638,644
	Chayo Group PCL	265,586	27,389
	CK Power PCL	501,000	54,339
	Com7 PCL, Class F	252,600	209,595
	CP ALL PCL	327,200	615,712
	CP Axtra PCL	67,807	68,319
	Delta Electronics Thailand PCL	369,800	1,512,295
*	Demco PCL	239,100	24,658
	Dhipaya Group Holdings PCL	214,400	173,134
	Diamond Building Products PCL	152,800	35,772
	Dohome PCL	79,400	24,471
	Don Muang Tollway PCL	150,500	51,735
	Dynasty Ceramic PCL	1,511,600	82,422
	Eastern Polymer Group PCL, Class F	402,600	56,074
	Eastern Water Resources Development & Management PCL, Class F	345,900	32,596

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Ekachai Medical Care PCL	151,987	$30,177
#	Energy Absolute PCL	286,100	66,979
	Erawan Group PCL	705,400	83,615
	Exotic Food PCL, Class F	52,700	36,700
#	Forth Corp. PCL	69,500	26,362
	Forth Smart Service PCL	59,200	10,526
	Fortune Parts Industry PCL, Class F	205,200	12,648
	GFPT PCL	193,100	63,518
*	Global Green Chemicals PCL, Class F	54,700	7,262
*	Green Tech Ventures PCL, Class F	2,983,500	11,494
*††	Group Lease PCL, NVDR	135,800	491
	Gulf Energy Development PCL	210,300	414,430
	Gunkul Engineering PCL	1,707,800	137,656
	Haad Thip PCL	109,500	54,190
	Hana Microelectronics PCL	238,401	270,228
	Heng Leasing & Capital PCL	196,000	8,712
	Home Product Center PCL	1,241,527	351,358
	Hwa Fong Rubber Thailand PCL, Class F	162,600	22,069
	ICC International PCL	34,913	35,177
	Ichitan Group PCL	232,700	108,265
	Index Livingmall PCL	102,800	53,312
#	Indorama Ventures PCL	292,600	225,444
	Intouch Holdings PCL, Class F	11,200	35,513
#	IRPC PCL	4,183,800	190,934
	IT City PCL	52,200	7,673
	I-TAIL Corp. PCL	111,100	83,132
*	Italian-Thai Development PCL	1,501,700	30,261
#	Jasmine International PCL	1,046,163	71,925
*	Jasmine Technology Solution PCL	61,800	130,944
		Shares	Value»
THAILAND — (Continued)
#*	Jaymart Group Holdings PCL	231,000	$106,105
#	JMT Network Services PCL	280,837	165,614
	Jubilee Enterprise PCL	20,400	8,161
	Kang Yong Electric PCL	2,400	20,768
	Karmarts PCL	339,966	119,887
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	11,909
	Kasikornbank PCL (KBANKF TB)	60,700	264,421
	KCE Electronics PCL	218,700	233,315
	KGI Securities Thailand PCL	761,400	98,827
	Kiatnakin Phatra Bank PCL	52,500	84,790
	Krung Thai Bank PCL	484,850	295,982
#	Krungthai Card PCL	160,600	227,253
	Lalin Property PCL	208,900	40,239
	Lam Soon Thailand PCL	132,400	19,304
	Land & Houses PCL (LHF TB)	1,472,300	253,055
	Land & Houses PCL (LHR TB), NVDR	64,820	11,141
	LH Financial Group PCL	1,530,300	38,093
	Loxley PCL	697,570	29,354
	LPN Development PCL	545,600	48,182
	Major Cineplex Group PCL	204,500	89,690
*	Malee Group PCL	41,300	14,075
	MBK PCL	367,452	216,693
	MC Group PCL	194,800	65,809
	MCS Steel PCL	220,500	48,354
	Mega Lifesciences PCL	134,200	157,087
	Minor International PCL	795,771	630,816
	MK Restaurants Group PCL	126,600	103,171
*	Mono Next PCL	320,200	15,941
#	Moshi Moshi Retail Corp. PLC	42,900	57,526
	Muang Thai Insurance PCL	5,800	18,477

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Muangthai Capital PCL	148,700	$223,634
	Namyong Terminal PCL	218,500	19,814
	Netbay PCL	57,700	28,042
	Ngern Tid Lor PCL	291,925	153,121
	Noble Development PCL	419,800	37,819
	Northeast Rubber PCL	678,900	101,599
*	Nusasiri PCL	2,458,100	19,668
	Origin Property PCL, Class F	429,350	60,309
#	Osotspa PCL	270,700	166,054
	PCS Machine Group Holding PCL	188,600	24,927
#	Plan B Media PCL, Class F	798,532	176,295
*	Platinum Group PCL, Class F	387,400	25,716
	Polyplex Thailand PCL	141,900	55,927
	Precious Shipping PCL	386,800	95,138
	Premier Marketing PCL	106,600	27,483
	Prima Marine PCL	514,700	134,223
	Property Perfect PCL	4,335,345	24,410
*	PSG Corp. PCL	1,060,400	16,655
	PTG Energy PCL	581,700	166,348
	PTT Global Chemical PCL	433,256	333,817
	PTT Oil & Retail Business PCL	345,500	157,674
	Quality Houses PCL	3,535,813	194,891
	R&B Food Supply PCL	296,800	51,893
*	Rabbit Holdings PCL, Class F	1,237,700	21,640
	Ratchthani Leasing PCL	1,120,397	64,744
#	Regional Container Lines PCL	175,200	133,691
	RS PCL	418,440	75,640
	S Hotels & Resorts PCL	455,800	30,526
	Sabina PCL	48,400	31,124
	Saha Pathana Inter-Holding PCL	18,700	36,436
	Sahamitr Pressure Container PCL	114,700	33,310
	Saha-Union PCL	37,800	35,845
		Shares	Value»
THAILAND — (Continued)
	Saksiam Leasing PCL	214,900	$34,389
*	Samart Corp. PCL	178,000	38,506
	Sansiri PCL	5,663,833	307,151
#	Sappe PCL	44,100	88,540
	SC Asset Corp. PCL	883,396	79,059
	SCB X PCL	120,400	404,961
††	SCG Ceramics PCL	291,200	1,640
#	SCG Packaging PCL	172,100	130,050
	SCGJWD Logistics PCL	57,100	19,967
	SEAFCO PCL	326,018	22,607
	Siam Cement PCL	44,400	276,308
#	Siam Global House PCL	215,996	103,053
	Siam Wellness Group PCL, Class F	228,750	44,740
	Siamgas & Petrochemicals PCL	299,100	62,931
*	Singer Thailand PCL	172,900	56,361
	Singha Estate PCL	557,400	15,692
	SiS Distribution Thailand PCL	20,900	15,793
	SISB PCL	68,200	69,726
*	SKY ICT PCL, Class F	100,600	70,654
*	SNC Former PCL	138,100	23,941
	Somboon Advance Technology PCL	100,650	36,090
	SPCG PCL	215,700	55,930
#	Sri Trang Agro-Industry PCL	376,400	230,893
	Sri Trang Gloves Thailand PCL	411,698	129,323
#	Srinanaporn Marketing PCL	203,300	76,512
	Srisawad Capital 1969 PCL	83,130	5,567
#	Srisawad Corp. PCL	200,518	254,027
	Srivichai Vejvivat PCL	174,700	53,841
*	Star Petroleum Refining PCL	746,800	148,276
	Starflex PCL	89,100	8,344
*	STP & I PCL	582,880	71,165
#	Supalai PCL	422,825	245,588
*	Super Energy Corp. PCL	9,042,200	75,028
	Susco PCL	266,700	25,133
	SVI PCL	150,800	36,197
	Syntec Construction PCL	574,800	27,935

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TAC Consumer PCL, Class F	154,800	$22,294
	Taokaenoi Food & Marketing PCL, Class F	278,800	86,751
*	Tata Steel Thailand PCL	1,512,800	31,381
	Thai Life Insurance PCL	54,800	18,188
#	Thai Oil PCL	416,914	506,548
	Thai President Foods PCL, Class F	4,100	24,421
	Thai Stanley Electric PCL (STANLY/F TB), Class F	11,300	73,000
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	3,900	25,195
	Thai Union Group PCL, Class F	555,532	246,940
	Thai Vegetable Oil PCL	197,140	145,467
	Thai Wah PCL, Class F	229,800	21,928
	Thaicom PCL	219,600	95,011
	Thaifoods Group PCL, Class F	675,500	81,673
	Thanachart Capital PCL	63,600	98,948
	Thoresen Thai Agencies PCL	602,400	98,183
	Tipco Asphalt PCL (TASCO/F TB)	255,600	137,855
	TIPCO Foods PCL	117,300	34,065
#	Tisco Financial Group PCL (TISCO/F TB)	65,500	187,309
	TKS Technologies PCL	157,730	32,953
	TMBThanachart Bank PCL	3,788,750	199,851
	TMT Steel PCL	169,300	20,670
	TOA Paint Thailand PCL	146,800	78,305
	TQM Alpha PCL	88,866	69,128
	Triple i Logistics PCL	142,800	26,237
*	True Corp. PCL	1,121,203	408,677
	TTW PCL	334,200	89,628
	Union Auction PCL	87,100	23,875
	Unique Engineering & Construction PCL	252,650	22,012
	United Paper PCL	138,000	43,758
		Shares	Value»
THAILAND — (Continued)
	Univanich Palm Oil PCL	336,700	$91,297
	Vanachai Group PCL	262,120	25,944
#*	VGI PCL	1,443,500	120,630
	WHA Corp. PCL	1,135,200	196,797
	WHA Utilities & Power PCL	374,300	59,897
	Workpoint Entertainment PCL	100,560	25,926
#*	Xspring Capital PCL	2,834,500	83,158
TOTAL THAILAND			25,510,555
TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	823,860	44,230
	Agesa Hayat ve Emeklilik AS	16,407	50,063
	Akbank TAS	943,233	1,394,418
*	Akenerji Elektrik Uretim AS	96,369	32,727
	Aksa Akrilik Kimya Sanayii AS	513,375	125,212
*	Aksigorta AS	107,839	18,686
	Alarko Holding AS	30,112	75,755
*	Albaraka Turk Katilim Bankasi AS	669,162	102,682
*	Alkim Alkali Kimya AS	33,221	31,810
*	Anadolu Anonim Turk Sigorta Sirketi	195,053	489,347
	Anadolu Hayat Emeklilik AS	31,796	83,510
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	28,025
*	Arcelik AS	17,190	64,525
	ARD Grup Bilisim Teknolojileri AS	82,766	77,527
	Aydem Yenilenebilir Enerji AS, Class A	50,447	36,803
	Aygaz AS	24,804	109,179
*	Banvit Bandirma Vitaminli Yem Sanayii AS	3,657	39,613
*	Bera Holding AS	283,731	107,211
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	332,370	46,461
	BIM Birlesik Magazalar AS	62,147	847,976

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Bogazici Beton Sanayi Ve Ticaret AS	38,420	$21,661
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,689	80,527
	Borusan Yatirim ve Pazarlama AS	920	52,327
	Bursa Cimento Fabrikasi AS	292,293	54,577
	Celebi Hava Servisi AS	946	49,943
*	Cemas Dokum Sanayi AS	355,741	38,098
	Cemtas Celik Makina Sanayi Ve Ticaret AS	109,278	25,979
	Coca-Cola Icecek AS	192,170	285,396
	Deva Holding AS	14,705	28,674
	Dogan Sirketler Grubu Holding AS	308,404	116,840
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	27,795	7,685
	Dogus Otomotiv Servis ve Ticaret AS	21,919	134,552
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	41,893
	EGE Endustri VE Ticaret AS	229	73,269
	EGE Gubre Sanayii AS	19,870	33,572
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,016	20,912
Ω	Enerjisa Enerji AS	64,324	103,645
	Enka Insaat ve Sanayi AS	157,732	216,577
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	28,395
	Eregli Demir ve Celik Fabrikalari TAS	153,064	212,688
	Escar Turizm Tasimacilik Ticaret AS	4,750	48,051
		Shares	Value»
TURKEY — (Continued)
*	Escort Teknoloji Yatirim AS	6,649	$10,077
*	Europen Endustri Insaat Sanayi VE Ticaret AS	40,811	13,968
	Ford Otomotiv Sanayi AS	11,035	315,176
	Galata Wind Enerji AS	57,894	42,055
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	1	0
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	11,350	27,375
	Gentas Genel Metal Sanayi ve Ticaret AS	32,170	7,216
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	11,241	14,276
	Global Yatirim Holding AS	195,333	94,030
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	5,378	65,733
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	81,167
*	GSD Holding AS	438,423	45,289
*	Gubre Fabrikalari TAS	2,203	12,914
*	Hitit Bilgisayar Hizmetleri AS	5,377	14,658
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	38,699
*	Is Finansal Kiralama AS	124,968	40,463
*	Isiklar Enerji ve Yapi Holding AS	271,958	63,945
*	Izmir Demir Celik Sanayi AS	315,488	50,249
	Jantsa Jant Sanayi Ve Ticaret AS	42,208	33,013
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	39,443
*	Karsan Otomotiv Sanayii Ve Ticaret AS	116,473	52,796

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	378,691	$24,454
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	20,803
	Kervan Gida Sanayi Ve Ticaret AS	286,749	19,270
	Kiler Holding AS	18,824	15,916
	Kimteks Poliuretan Sanayi VE Ticaret AS	37,306	18,696
	Kocaer Celik Sanayi Ve Ticaret AS	63,977	70,557
	Kontrolmatik Enerji Ve Muhendislik AS	18,216	22,887
*	Konya Kagit Sanayi VE Ticaret AS	6,523	7,261
*	Kordsa Teknik Tekstil AS	27,607	58,448
*	Koza Altin Isletmeleri AS	60,735	35,671
*	Koza Anadolu Metal Madencilik Isletmeleri AS	30,869	55,429
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	61,034
*	Margun Enerji Uretim Sanayi VE Ticaret AS	16,977	10,161
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	132,280	294,382
*	Menderes Tekstil Sanayi ve Ticaret AS	86,587	29,184
*	MIA Teknoloji AS	108,660	133,670
*	Orge Enerji Elektrik Taahhut AS	33,816	63,841
	Osmanli Yatirim Menkul Degerler AS, Class A	51,034	12,248
*	Oyak Yatirim Menkul Degerler AS	37,618	41,739
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	5,579	6,386
*	Pegasus Hava Tasimaciligi AS	72,805	493,108
*	Peker Gayrimenkul Yatirim Ortakligi AS	187,968	23,314
		Shares	Value»
TURKEY — (Continued)
*	Petkim Petrokimya Holding AS	235,010	$127,605
*	Pinar SUT Mamulleri Sanayii AS	25,501	7,316
	Polisan Holding AS	30,016	8,987
*	Politeknik Metal Sanayi ve Ticaret AS	212	40,376
*	Qua Granite Hayal	293,057	22,624
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	173,125	108,114
*	Sasa Polyester Sanayi AS	110,801	12,445
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	17,912	23,878
	Sekerbank Turk AS	836,194	100,106
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	84,548
	Sok Marketler Ticaret AS	104,300	119,893
*	SUN Tekstil Sanayi Ve Ticaret AS	18,345	10,826
	Suwen Tekstil Sanayi Pazarlama AS	17,618	15,135
*	TAV Havalimanlari Holding AS	40,897	274,754
*	Tekfen Holding AS	71,630	157,466
	Tofas Turk Otomobil Fabrikasi AS	32,287	177,242
*	Tukas Gida Sanayi ve Ticaret AS	214,991	41,433
*	Tumosan Motor ve Traktor Sanayi AS	13,757	48,475
*	Turk Hava Yollari AO	126,473	1,005,901
*	Turk Prysmian Kablo ve Sistemleri AS	7,196	6,389
*	Turk Telekomunikasyon AS	131,553	181,404
	Turk Traktor ve Ziraat Makineleri AS	7,818	164,796
	Turkcell Iletisim Hizmetleri AS	376,020	929,774
	Turkiye Garanti Bankasi AS	135,943	425,008
	Turkiye Petrol Rafinerileri AS	256,187	1,082,503
	Turkiye Sigorta AS	528,108	198,916

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Sinai Kalkinma Bankasi AS	815,991	$288,287
*	Turkiye Vakiflar Bankasi TAO, Class D	692,082	415,075
*	Ulker Biskuvi Sanayi AS	100,040	366,794
*	Vakif Finansal Kiralama AS	765,999	37,627
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,266	17,273
	Vestel Beyaz Esya Sanayi ve Ticaret AS	188,295	94,456
*	Vestel Elektronik Sanayi ve Ticaret AS	64,859	107,998
	Yapi ve Kredi Bankasi AS	983,191	703,205
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	29,487	20,904
*	Yayla Agro Gida Sanayi VE Nakliyat AS	53,785	15,366
*	Zorlu Enerji Elektrik Uretim AS	888,396	107,908
TOTAL TURKEY			15,612,829
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	713,119	1,733,394
	Abu Dhabi Islamic Bank PJSC	537,519	1,842,442
	Abu Dhabi National Hotels	1,619,273	255,794
	Abu Dhabi National Insurance Co. PSC	78,793	130,853
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	617,528
*	Abu Dhabi Ports Co. PJSC	247,431	360,440
	ADNOC Drilling Co. PJSC	461,814	637,368
	Agility Global PLC	522,662	177,548
	Agthia Group PJSC	166,034	343,386
	Air Arabia PJSC	1,040,403	813,567
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Ajman Bank PJSC	430,264	$203,709
*	AL Seer Marine Supplies & Equipment Co. LLC	80,018	83,812
	Aldar Properties PJSC	550,528	1,141,137
*	Alpha Dhabi Holding PJSC	25,866	78,844
*	Amlak Finance PJSC	548,125	122,748
*	Apex Investment Co. PSC	257,240	275,947
*††	Arabtec Holding PJSC	166,414	0
*	Aramex PJSC	334,290	208,414
	Burjeel Holdings PLC	281,654	174,379
	Deyaar Development PJSC	461,896	89,374
	Dubai Financial Market PJSC	507,201	175,078
	Dubai Investments PJSC	1,224,801	706,454
	Dubai Islamic Bank PJSC	1,105,027	1,877,742
	Emaar Development PJSC	497,803	1,255,696
	Emaar Properties PJSC	1,252,600	2,961,571
	Emirates Driving Co.	84,032	65,820
	Emirates Integrated Telecommunications Co. PJSC	331,868	674,429
	Emirates NBD Bank PJSC	366,178	1,892,689
*	Emirates Reem Investments PJSC	12,985	10,735
	Emirates Telecommunications Group Co. PJSC	425,411	2,052,971
*	EMSTEEL Building Materials PJSC	669,236	243,732
*	Eshraq Investments PJSC	809,972	73,110
	Fertiglobe PLC	322,183	237,306
	First Abu Dhabi Bank PJSC	553,940	1,979,599
*	Ghitha Holding PJSC	12,400	80,046
*	Gulf Navigation Holding PJSC	69,076	112,173

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Gulf Pharmaceutical Industries PSC	59,324	$25,532
*	Manazel PJSC	681,581	61,480
*	Multiply Group PJSC	975,831	601,918
	National Bank of Ras Al-Khaimah PSC	25,254	37,800
	National Central Cooling Co. PJSC	108,122	95,466
	Palms Sports PrJSC	12,421	30,327
	RAK Properties PJSC	546,338	176,667
	Ras Al Khaimah Ceramics	298,761	203,189
	Salik Co. PJSC	253,803	331,491
*	Space42 PLC	370,864	211,813
	Taaleem Holdings PJSC	73,102	82,726
	TECOM Group PJSC	135,101	117,824
*	Union Properties PJSC	554,961	52,064
TOTAL UNITED ARAB EMIRATES			25,718,132
TOTAL COMMON STOCKS			1,668,613,332
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
*	Alpargatas SA	65,000	80,619
	Banco ABC Brasil SA, 7.270%	56,287	203,692
Ω	Banco BMG SA, 14.617%	74,500	51,807
	Banco Bradesco SA, 10.503%	497,739	1,237,266
	Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	113,073	220,047
	Banco Mercantil do Brasil SA, 4.378%	4,000	29,400
	Banco Pan SA, 2.531%	133,918	196,908
	Banco Pine SA, 13.114%	39,000	31,033
	Centrais Eletricas Brasileiras SA Class B, 4.319%	33,800	246,795
	Centrais Eletricas de Santa Catarina SA, 7.712%	5,750	77,792
	Shares	Value»

BRAZIL — (Continued)
Cia de Ferro Ligas da Bahia FERBASA, 5.891%	49,505	$64,740
Cia De Sanena Do Parana, 5.020%	361,836	346,758
Cia Energetica de Minas Gerais, 14.033%	369,746	727,226
Cia Energetica do Ceara Class A, 3.574%	4,882	22,793
Cia Paranaense de Energia - Copel Class B, 2.192%	313,391	531,814
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 9.074%	39,503	165,982
Energisa SA, 5.305%	177	231
Eucatex SA Industria e Comercio, 6.457%	43,700	108,477
Gerdau SA, 4.781%	214,296	678,375
Grazziotin SA, 10.240%	3,154	13,689
Itau Unibanco Holding SA, 6.710%	312,819	1,895,020
Klabin SA, 4.353%	2	1
Marcopolo SA, 5.851%	283,964	415,564
Raizen SA, 5.546%	502,096	243,192
Randon SA Implementos e Participacoes, 4.800%	121,826	225,491
Schulz SA, 6.962%	53,046	57,626
Track & Field Co. SA, 1.990%	16,900	30,404
Unipar Carbocloro SA Class B, 6.195%	26,904	208,031
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	226,986	259,541
TOTAL BRAZIL		8,370,314

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.862%	65,507	$81,475
	Embotelladora Andina SA Class B, 6.056%	59,151	175,461
TOTAL CHILE			256,936
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 6.989%	609,847	60,361
	Grupo de Inversiones Suramericana SA, 5.895%	12,096	63,524
TOTAL COLOMBIA			123,885
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	50,000
TOTAL PREFERRED STOCKS			8,801,135
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco Pine SA Rights 11/11/2024	1,193	27
*	Diagnosticos da America SA Warrants 04/30/2025	437	79
*	Hidrovias do Brasil SA Rights 11/18/2024	144,421	500
TOTAL BRAZIL			606
INDIA — (0.0%)
*	Hindware Home Innovation Ltd. Rights 11/22/2024	1,440	1,387
MALAYSIA — (0.0%)
*	VS Industry Bhd. Warrants 09/05/2026	89,280	3,364
SOUTH KOREA — (0.0%)
*	Ecopro HN Co. Ltd. Rights 12/05/2024	1,147	4,198
		Shares	Value»

TAIWAN — (0.0%)
*	Acer Cyber Security, Inc. Rights 10/31/2024	1,157	$1,101
*	Apex International Co. Ltd Rights	11,638	0
*	Ching Feng Home Fashions Co. Ltd. Rights	1,029	204
*	Concord International Securities Co. Ltd. Rights	20,013	1,718
*	Fittech Co. Ltd. Rights	510	485
*	Fulltech Fiber Glass Corp. Rights	17,850	1,699
*	S-Tech Corp. Rights	12,469	331
*	Unitech Printed Circuit Board Corp. Rights	15,204	2,041
*	Wafer Works Corp. Rights 11/04/2024	12,250	1,013
*	Waffer Technology Corp. Rights 12/02/2024	1,847	1,239
TOTAL TAIWAN			9,831
THAILAND — (0.0%)
*	Better World Green PCL Warrants	306,533	0
*	Better World Green PCL Warrants 08/13/2025	306,533	454
#*	Jasmine International PCL Warrants 10/10/2031	523,082	4,650
*	Northeast Rubber PCL Warrants 05/15/2026	113,150	2,549
*	Power Solution Technologies PCL Warrants 04/29/2027	23,580	140
*	VGI PCL Warrants 08/15/2025	213,210	8,340
TOTAL THAILAND			16,133
TOTAL RIGHTS/WARRANTS			35,519
TOTAL INVESTMENT SECURITIES (Cost $1,221,209,024)			1,677,449,986

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,449,101	$16,760,299
TOTAL INVESTMENTS — (100.0%)
(Cost $1,237,968,872)			$1,694,210,285
As of October 31, 2024, the value of Rule 144A securities amounted to $69,362,472 or 4.2% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$42,507,832	—	—	$42,507,832
Chile	1,659,224	$6,369,525	—	8,028,749
China	27,126,481	392,530,800	$110,599	419,767,880
Colombia	1,403,639	62,459	—	1,466,098
Czech Republic	—	967,128	—	967,128
Egypt	10,355	627,622	—	637,977
Greece	—	7,286,387	—	7,286,387
Hong Kong	—	245,128	15,424	260,552
Hungary	—	3,252,535	—	3,252,535
India	16,646,269	313,085,491	17,755	329,749,515
Indonesia	755,455	25,021,467	19,940	25,796,862
Kuwait	1,471	8,886,363	—	8,887,834
Malaysia	—	27,412,849	66	27,412,915
Mexico	33,271,480	365,565	96,410	33,733,455
Peru	961,691	—	6	961,697
Philippines	27,335	11,204,514	61,292	11,293,141
Poland	—	16,246,471	—	16,246,471
Qatar	—	14,324,258	—	14,324,258
Saudi Arabia	—	54,868,556	—	54,868,556
South Africa	5,189,897	48,047,946	—	53,237,843
South Korea	1,392,473	179,488,154	93,922	180,974,549
Taiwan	14,253,234	345,851,091	5,257	360,109,582
Thailand	12,643,312	12,865,112	2,131	25,510,555
Turkey	—	15,612,829	—	15,612,829
United Arab Emirates	—	25,718,132	—	25,718,132
Preferred Stocks
Brazil	8,370,314	—	—	8,370,314
Chile	—	256,936	—	256,936
Colombia	123,885	—	—	123,885
Philippines	—	50,000	—	50,000
Rights/Warrants
Brazil	—	606	—	606
India	—	1,387	—	1,387
Malaysia	3,364	—	—	3,364
South Korea	—	4,198	—	4,198
Taiwan	—	9,831	—	9,831

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$7,793	$8,340	—	$16,133
Securities Lending Collateral	—	16,760,299	—	16,760,299
Total Investments in Securities	$166,355,504	$1,527,431,979	$422,802˂˃	$1,694,210,285

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (63.5%)
U.S. Social Core Equity 2 Portfolio	1,424,977	$39,856,600
INTERNATIONAL EQUITIES — (36.5%)
International Social Core Equity Portfolio	1,068,241	15,852,689
Emerging Markets Social Core Equity Portfolio	467,938	7,093,942
TOTAL INTERNATIONAL EQUITIES		22,946,631
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $48,070,548)		$62,803,231
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $30,387)	30,387	30,387
TOTAL INVESTMENTS — (100.0%) (Cost $48,100,935)		$62,833,618
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$62,803,231	—	—	$62,803,231
Temporary Cash Investments	30,387	—	—	30,387
TOTAL	$62,833,618	—	—	$62,833,618
See accompanying Notes to Financial Statements.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (10.7%)
Federal Home Loan Banks
	2.750%, 12/13/24		1,700	$1,696,240
	3.125%, 09/12/25		1,000	989,263
	5.750%, 06/12/26		200	205,414
	3.000%, 09/11/26		1,200	1,174,038
	3.000%, 03/10/28		2,500	2,408,103
	3.250%, 06/09/28		3,190	3,095,209
	3.250%, 11/16/28		7,100	6,877,970
	2.125%, 09/14/29		945	858,300
	2.125%, 12/14/29		1,000	903,988
	5.500%, 07/15/36		3,295	3,579,745
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,783,138
	6.750%, 03/15/31		3,815	4,330,456
#	6.250%, 07/15/32		4,239	4,773,482
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,912,181
	1.875%, 09/24/26		2,400	2,301,666
	0.750%, 10/08/27		1,750	1,588,090
#	6.250%, 05/15/29		4,330	4,704,270
	7.125%, 01/15/30		3,583	4,063,298
#	7.250%, 05/15/30		3,316	3,814,006
	0.875%, 08/05/30		10,650	8,819,861
	6.625%, 11/15/30		4,400	4,937,346
TOTAL AGENCY OBLIGATIONS				66,816,064
BONDS — (48.8%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	141,736
Ω	2.500%, 02/10/41		1,132	751,798
ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	3.779%, 01/15/27	EUR	2,000	2,191,250
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		308	246,719
Aetna, Inc.
	3.500%, 11/15/24		50	49,963
	4.500%, 05/15/42		200	169,886
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	148,603
	3.300%, 06/15/30		800	726,258
African Development Bank
	4.000%, 01/10/25	AUD	1,000	657,205
	3.350%, 08/08/28	AUD	3,100	1,954,262
			Face Amount^	Value†
			(000)

	Ahold Finance USA LLC
	6.875%, 05/01/29		40	$43,105
	Allstate Corp.
	4.500%, 06/15/43		2,000	1,747,929
	Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,402,833
	4.700%, 12/01/32		3,000	3,011,610
	2.875%, 05/12/41		3,200	2,416,680
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	110,035
	American Express Co.
	3.300%, 05/03/27		204	197,752
	4.050%, 12/03/42		1,000	860,401
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	5.554%, 07/09/27		1,000	1,002,628
	American Tower Corp.
	2.300%, 09/15/31		500	419,795
	4.050%, 03/15/32		625	584,946
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		200	196,601
	Analog Devices, Inc.
	3.450%, 06/15/27		150	146,160
	Aon Corp.
	3.750%, 05/02/29		1,000	956,646
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	953,599
	Apple, Inc.
	3.850%, 05/04/43		1,900	1,620,714
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	386,337
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	831,450
	5.950%, 10/15/33		3,000	3,068,489
	AT&T, Inc.
	2.750%, 06/01/31		306	268,806
	3.500%, 06/01/41		1,705	1,336,660
	Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	4,500	2,952,595
	4.500%, 03/31/28	AUD	2,500	1,632,006
	4.950%, 02/05/29	AUD	5,000	3,306,163
	Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.661%, 01/18/27		500	502,938
	Autodesk, Inc.
	3.500%, 06/15/27		315	306,883
	Avnet, Inc.
	3.000%, 05/15/31		1,500	1,288,660

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	5.500%, 06/01/32		120	$119,192
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		30	28,880
Banco Santander SA
	0.500%, 02/04/27	EUR	600	619,019
	3.800%, 02/23/28		200	192,727
Bank of America Corp.
	5.875%, 02/07/42		2,075	2,211,370
Bank of Montreal
	1.850%, 05/01/25		2,000	1,970,751
	2.750%, 06/15/27	EUR	300	325,052
Bank of Nova Scotia
	1.950%, 01/10/25	CAD	1,600	1,144,885
	2.150%, 08/01/31		2,200	1,852,912
	2.450%, 02/02/32		275	232,938
Banque Federative du Credit Mutuel SA
	1.250%, 05/26/27	EUR	300	313,161
Barclays PLC
	4.375%, 01/12/26		500	496,922
Belfius Bank SA
Δ	0.000%, 08/28/26	EUR	100	103,287
Best Buy Co., Inc.
	4.450%, 10/01/28		200	197,667
	1.950%, 10/01/30		800	679,909
Blackrock, Inc.
	3.250%, 04/30/29		1,400	1,330,130
	2.400%, 04/30/30		133	118,633
	1.900%, 01/28/31		160	136,039
	2.100%, 02/25/32		1,000	837,690
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	314,303
BNG Bank NV
	3.300%, 07/17/28	AUD	1,500	944,880
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	928,137
Booking Holdings, Inc.
#	4.625%, 04/13/30		800	797,414
BPCE SA
	0.500%, 02/24/27	EUR	700	717,448
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,533,622
British Telecommunications PLC
	5.125%, 12/04/28		500	504,589
Ω	3.250%, 11/08/29		1,000	926,543
Broadcom, Inc.
Ω	3.419%, 04/15/33		767	675,782
Ω	3.469%, 04/15/34		345	301,092
Ω	3.137%, 11/15/35		483	396,861
Ω	3.187%, 11/15/36		41	33,311
Ω	4.926%, 05/15/37		436	418,109
			Face Amount^	Value†
			(000)

Ω	3.500%, 02/15/41		1,400	$1,101,231
	Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		525	513,586
	Campbell Soup Co.
	4.150%, 03/15/28		71	69,729
	Canadian Imperial Bank of Commerce
	3.600%, 04/07/32		2,000	1,827,932
	Canadian Pacific Railway Co.
	2.900%, 02/01/25		50	49,722
	Capital One Financial Corp.
	3.800%, 01/31/28		300	290,107
	Carrier Global Corp.
	3.377%, 04/05/40		1,000	789,266
	CenterPoint Energy Resources Corp.
	5.850%, 01/15/41		442	454,244
	Charles Schwab Corp.
	3.625%, 04/01/25		30	29,853
	Choice Hotels International, Inc.
	3.700%, 12/01/29		520	482,264
	Chubb Corp.
	6.000%, 05/11/37		1,000	1,075,094
	Cincinnati Financial Corp.
	6.920%, 05/15/28		400	427,904
	Cisco Systems, Inc.
	5.900%, 02/15/39		200	215,278
	Citigroup, Inc.
	8.125%, 07/15/39		1,167	1,472,815
	5.875%, 01/30/42		400	420,093
	Clorox Co.
	3.900%, 05/15/28		350	341,867
	CNO Financial Group, Inc.
	5.250%, 05/30/29		700	696,241
	Comcast Corp.
	7.050%, 03/15/33		400	455,546
	4.600%, 10/15/38		425	392,859
	6.550%, 07/01/39		1,000	1,108,201
	3.750%, 04/01/40		3,173	2,620,839
	Commonwealth Bank of Australia
	4.400%, 08/18/27	AUD	1,000	653,079
	4.900%, 08/17/28	AUD	4,000	2,643,719
	Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	997,198
	5.300%, 11/01/38		300	289,218
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	299,552
	5.300%, 03/01/35		350	354,255
	4.200%, 03/15/42		600	512,370

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Constellation Energy Generation LLC
	3.250%, 06/01/25		200	$197,947
	5.750%, 10/01/41		500	504,187
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.658%, 03/05/27		500	501,313
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	278,236
Ω	8.375%, 03/01/39		1,500	1,782,914
Ω	4.700%, 12/15/42		300	246,939
Ω	4.500%, 06/30/43		1,900	1,553,317
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	749,685
Cummins, Inc.
	4.875%, 10/01/43		2,180	2,046,728
CVS Health Corp.
	4.780%, 03/25/38		500	446,226
	6.125%, 09/15/39		1,500	1,502,078
	4.125%, 04/01/40		200	161,523
	2.700%, 08/21/40		600	399,560
	6.000%, 06/01/44		500	491,159
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	1,500	1,075,010
Deere & Co.
	3.900%, 06/09/42		1,000	855,837
Deutsche Bank AG
	2.625%, 02/12/26	EUR	200	216,078
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	263,101
Dollar General Corp.
	4.150%, 11/01/25		500	496,028
Dollar Tree, Inc.
	4.200%, 05/15/28		400	388,779
Dow Chemical Co.
#	6.300%, 03/15/33		1,200	1,292,418
	5.250%, 11/15/41		1,250	1,183,170
E.ON International Finance BV
Ω	6.650%, 04/30/38		1,000	1,091,318
Eastman Chemical Co.
	4.800%, 09/01/42		2,500	2,223,827
Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,461,375
eBay, Inc.
	4.000%, 07/15/42		500	407,853
Elevance Health, Inc.
#	4.101%, 03/01/28		218	213,805
	6.375%, 06/15/37		200	217,282
	4.625%, 05/15/42		1,000	884,378
	4.650%, 01/15/43		2,066	1,834,916
	5.100%, 01/15/44		200	186,445
			Face Amount^	Value†
			(000)

Enbridge Energy Partners LP
	5.500%, 09/15/40		1,071	$1,041,267
Enbridge, Inc.
	3.700%, 07/15/27		100	97,522
Enel Finance International NV
Ω	3.500%, 04/06/28		200	191,164
Ω	6.000%, 10/07/39		1,750	1,789,238
Enterprise Products Operating LLC
	6.125%, 10/15/39		200	213,051
	5.950%, 02/01/41		1,800	1,887,912
	4.850%, 08/15/42		444	410,206
Equinix, Inc.
	2.500%, 05/15/31		500	431,475
Equinor ASA
	1.250%, 02/17/27	EUR	1,600	1,681,226
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	199,898
European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	5.361%, 02/16/29		184	183,644
Expedia Group, Inc.
	3.250%, 02/15/30		1,200	1,109,105
Extra Space Storage LP
	2.350%, 03/15/32		900	741,044
Fairfax Financial Holdings Ltd.
	6.000%, 12/07/33		1,400	1,437,206
FedEx Corp.
	4.900%, 01/15/34		672	667,581
	3.250%, 05/15/41		250	186,194
Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	634,772
	2.450%, 03/15/31		500	426,765
Fidelity National Information Services, Inc.
	3.100%, 03/01/41		61	45,303
First American Financial Corp.
	2.400%, 08/15/31		300	245,566
Flex Ltd.
	4.875%, 06/15/29		700	691,029
Flowserve Corp.
	2.800%, 01/15/32		900	764,538
FMR LLC
Ω	4.950%, 02/01/33		250	246,974

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	$1,857,212
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,732,446
	GATX Corp.
	3.500%, 06/01/32		850	756,011
	General Motors Co.
	6.250%, 10/02/43		1,000	1,006,891
	General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	400	432,324
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	45,419
	Global Payments, Inc.
	4.450%, 06/01/28		1,107	1,087,664
	Goldman Sachs Group, Inc.
	7.250%, 04/10/28	GBP	150	205,934
	Halliburton Co.
	6.700%, 09/15/38		795	877,385
	7.450%, 09/15/39		800	946,278
	Harley-Davidson, Inc.
	3.500%, 07/28/25		585	577,573
	Hasbro, Inc.
	6.350%, 03/15/40		2,200	2,289,982
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	433,867
	Home Depot, Inc.
	3.300%, 04/15/40		3,200	2,545,188
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	1,500	995,225
	HP, Inc.
	6.000%, 09/15/41		1,150	1,185,351
	HSBC Holdings PLC
#	6.100%, 01/14/42		1,500	1,650,497
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44		1,500	1,448,173
	Illinois Tool Works, Inc.
	4.875%, 09/15/41		1,000	959,188
	ING Groep NV
	4.050%, 04/09/29		700	677,395
	Intel Corp.
	4.600%, 03/25/40		300	257,363
	2.800%, 08/12/41		2,300	1,522,639
	5.625%, 02/10/43		2,400	2,290,672
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	5.082%, 09/16/26		750	749,063
			Face Amount^	Value†
			(000)

	Inter-American Development Bank, SOFR + 0.300%, FRN
(r)	5.398%, 02/15/29		1,100	$1,098,398
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	5.200%, 10/05/28		1,200	1,200,468
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,395,062
	International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	5.182%, 06/15/27		3,200	3,203,202
	International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r)	5.503%, 08/19/27		1,123	1,128,312
	International Business Machines Corp.
	1.950%, 05/15/30		2,600	2,237,028
	4.000%, 06/20/42		400	334,687
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		2,652	1,949,770
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	819,486
	2.700%, 01/15/34		1,000	809,069
	J.M. Smucker Co.
	4.250%, 03/15/35		1,300	1,197,252
	Jabil, Inc.
	3.600%, 01/15/30		750	693,516
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	201,193
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		350	349,956
	Japan Government Five Year Bonds
	0.400%, 09/20/28	JPY	292,000	1,914,316
	Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	400,000	2,592,523
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	296,252
	2.750%, 10/15/32		2,120	1,760,873
	6.200%, 04/14/34		2,000	2,082,387

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	$1,636,444
Kemper Corp.
	3.800%, 02/23/32		330	294,617
Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	1,964,722
Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	105,172
	5.000%, 08/15/42		3,700	3,310,753
	5.500%, 03/01/44		500	471,672
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43		500	486,311
Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	563,699
	4.625%, 10/01/39		1,700	1,549,998
	5.000%, 06/04/42		300	279,187
Kroger Co.
	7.500%, 04/01/31		424	483,032
Legg Mason, Inc.
	4.750%, 03/15/26		28	27,979
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		1,000	983,564
Lincoln National Corp.
	3.350%, 03/09/25		75	74,454
	3.400%, 01/15/31		373	337,757
	3.400%, 03/01/32		268	237,585
	7.000%, 06/15/40		1,144	1,281,562
Lloyds Banking Group PLC
	4.450%, 05/08/25		700	698,467
	4.375%, 03/22/28		600	588,956
LSEGA Financing PLC
Ω	2.500%, 04/06/31		750	646,582
Ω	3.200%, 04/06/41		2,113	1,596,044
LYB International Finance BV
	5.250%, 07/15/43		1,200	1,116,352
	4.875%, 03/15/44		200	177,575
LYB International Finance III LLC
	3.375%, 10/01/40		340	256,619
Macquarie Bank Ltd.
	1.700%, 02/12/25	AUD	1,280	835,277
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	515,864
Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,847,579
Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	248,841
	2.375%, 12/15/31		574	489,977
	4.750%, 03/15/39		500	473,435
			Face Amount^	Value†
			(000)

	MetLife, Inc.
	3.000%, 03/01/25		250	$248,406
	5.700%, 06/15/35		1,650	1,726,742
	Micron Technology, Inc.
#	4.663%, 02/15/30		600	589,052
	3.366%, 11/01/41		2,950	2,204,099
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		3,500	3,010,431
	Mohawk Industries, Inc.
	3.625%, 05/15/30		171	159,748
	Morgan Stanley
	6.375%, 07/24/42		2,500	2,807,038
	Mosaic Co.
	5.625%, 11/15/43		485	467,747
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	891,963
	MPLX LP
	4.500%, 04/15/38		300	265,718
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	143,363
	Nationwide Building Society
	0.250%, 07/22/25	EUR	200	213,536
	Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	3,000	3,854,767
	3.400%, 07/22/25	AUD	700	456,782
	NetApp, Inc.
	2.700%, 06/22/30		300	266,140
	NIKE, Inc.
	2.850%, 03/27/30		7,550	6,912,444
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	350,124
	Nordea Bank Abp
	1.125%, 02/16/27	EUR	100	104,423
	Northern Trust Corp.
	1.950%, 05/01/30		100	86,753
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	100	107,671
	Nucor Corp.
	3.950%, 05/01/28		171	167,093
	6.400%, 12/01/37		1,750	1,934,955
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	50,000
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		300	300,000
	OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	200	209,539
	1.375%, 09/04/26	GBP	350	421,166

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

OP Corporate Bank PLC, 3M Euribor + 0.400%, FRN
(r) 3.745%, 03/28/27	EUR	379	$413,171
Oracle Corp.
2.950%, 05/15/25		50	49,476
3.250%, 11/15/27		851	817,549
3.600%, 04/01/40		500	398,228
3.650%, 03/25/41		1,500	1,187,137
Phillips 66
5.875%, 05/01/42		800	814,113
Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	1,218,898
4.700%, 06/15/44		1,000	851,097
PNC Bank NA
3.250%, 06/01/25		250	247,883
Primerica, Inc.
2.800%, 11/19/31		1,700	1,448,508
Principal Financial Group, Inc.
6.050%, 10/15/36		1,000	1,060,134
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	200	200,686
Prologis LP
3.000%, 06/02/26	EUR	400	435,007
5.125%, 01/15/34		800	801,429
Province of Quebec
4.200%, 03/10/25	AUD	2,000	1,313,962
7.500%, 09/15/29		500	565,933
Prudential Funding Asia PLC
3.625%, 03/24/32		2,200	2,010,975
Public Storage Operating Co.
5.100%, 08/01/33		1,600	1,609,809
PulteGroup, Inc.
6.000%, 02/15/35		1,500	1,570,188
Quanta Services, Inc.
2.900%, 10/01/30		1,147	1,031,992
Quest Diagnostics, Inc.
3.500%, 03/30/25		200	198,831
Realty Income Corp.
2.850%, 12/15/32		366	311,794
Reinsurance Group of America, Inc.
3.900%, 05/15/29		500	479,699
3.150%, 06/15/30		1,300	1,182,452
RELX Capital, Inc.
4.750%, 05/20/32		133	132,049
Rockwell Automation, Inc.
2.875%, 03/01/25		300	297,947
			Face Amount^	Value†
			(000)

	Rogers Communications, Inc.
	7.500%, 08/15/38		300	$348,700
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	832,428
	Royal Bank of Canada
	2.609%, 11/01/24	CAD	1,800	1,292,740
	5.000%, 01/24/28	GBP	400	515,593
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,537,448
	3.300%, 09/02/40		1,925	1,424,855
	Ryder System, Inc.
	3.350%, 09/01/25		1,000	987,840
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	248,886
	4.400%, 07/13/27		200	197,212
	Schlumberger Investment SA
	2.650%, 06/26/30		439	394,281
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	99,000
	2.950%, 08/15/29		600	553,115
	Simon Property Group LP
#	2.200%, 02/01/31		1,000	858,094
	2.250%, 01/15/32		2,366	1,988,702
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,695,020
	Southwest Gas Corp.
	3.700%, 04/01/28		100	95,987
	2.200%, 06/15/30		500	429,915
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	113,939
	Sumitomo Mitsui Financial Group, Inc.
#	3.784%, 03/09/26		600	593,298
	1.546%, 06/15/26	EUR	100	106,414
	3.040%, 07/16/29		800	738,547
	2.130%, 07/08/30		1,800	1,550,901
	2.222%, 09/17/31		250	209,898
	Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	1,500	988,818
	Target Corp.
	4.000%, 07/01/42		600	517,505
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	781,551
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,122,066
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,000	884,761
	Toronto-Dominion Bank
	2.551%, 08/03/27	EUR	2,000	2,151,787
	4.456%, 06/08/32		750	720,130

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	100	$108,852
0.125%, 03/24/25	EUR	200	214,831
Travelers Cos., Inc.
5.350%, 11/01/40		800	803,190
Trimble, Inc.
4.750%, 12/01/24		468	467,692
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		2,000	1,780,764
U.S. Bank NA
2.800%, 01/27/25		750	746,090
UBS AG
1.200%, 07/30/25	AUD	2,000	1,281,518
5.808%, 11/24/28	AUD	1,500	1,019,558
UDR, Inc.
2.100%, 06/15/33		1,000	778,216
Union Pacific Corp.
2.891%, 04/06/36		250	205,242
3.200%, 05/20/41		2,500	1,928,347
United Parcel Service, Inc.
4.875%, 11/15/40		2,000	1,911,327
Valero Energy Corp.
6.625%, 06/15/37		450	484,712
VeriSign, Inc.
2.700%, 06/15/31		1,000	856,649
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	3,800	2,493,778
4.329%, 09/21/28		623	615,160
4.016%, 12/03/29		151	145,250
2.355%, 03/15/32		238	198,431
4.812%, 03/15/39		1,000	936,827
3.400%, 03/22/41		1,400	1,083,650
3.850%, 11/01/42		510	412,934
Visa, Inc.
# 2.050%, 04/15/30		1,000	879,657
Vodafone Group PLC
7.875%, 02/15/30		20	22,880
6.250%, 11/30/32		533	575,993
Volkswagen Leasing GmbH
1.375%, 01/20/25	EUR	120	129,947
Walmart, Inc.
5.625%, 04/01/40		4,000	4,256,418
Walt Disney Co.
4.625%, 03/23/40		500	472,314
3.500%, 05/13/40		140	113,434
Wells Fargo & Co.
3.000%, 02/19/25		450	447,285
1.375%, 10/26/26	EUR	500	527,323
Welltower OP LLC
4.125%, 03/15/29		450	438,915
	Face Amount^	Value†
	(000)

2.750%, 01/15/31	2,000	$1,770,039
Westlake Corp.
3.375%, 06/15/30	100	92,230
Westpac Banking Corp., SOFR + 0.420%, FRN
(r) 5.272%, 04/16/26	300	300,477
WestRock MWV LLC
8.200%, 01/15/30	222	253,996
Whirlpool Corp.
3.700%, 05/01/25	200	198,609
# 4.750%, 02/26/29	600	593,562
WP Carey, Inc.
2.450%, 02/01/32	1,000	834,138
TOTAL BONDS		305,385,409
U.S. TREASURY OBLIGATIONS — (37.4%)
U.S. Treasury Bills
∞ 4.689%, 11/29/24	4,000	3,985,699
U.S. Treasury Bonds
# 5.250%, 02/15/29	3,500	3,663,106
6.250%, 05/15/30	3,800	4,184,453
1.125%, 05/15/40	4,600	2,871,227
1.125%, 08/15/40	8,800	5,441,563
1.375%, 11/15/40	9,000	5,776,172
1.875%, 02/15/41	8,300	5,762,016
1.750%, 08/15/41	8,300	5,567,160
2.000%, 11/15/41	7,900	5,498,523
2.375%, 02/15/42	7,800	5,746,406
2.750%, 08/15/42	7,600	5,912,859
2.750%, 11/15/42	6,500	5,036,992
3.125%, 02/15/43	6,700	5,487,980
2.875%, 05/15/43	6,400	5,022,250
3.625%, 08/15/43	5,500	4,827,539
3.750%, 11/15/43	4,500	4,013,262
3.625%, 02/15/44	6,800	5,942,297
3.375%, 05/15/44	6,000	5,044,453
# 3.125%, 08/15/44	7,000	5,638,828
4.125%, 08/15/44	6,000	5,634,375
U.S. Treasury Notes
2.250%, 11/15/24	5,000	4,995,260
1.500%, 11/30/24	500	498,742
# 2.125%, 11/30/24	5,500	5,488,820
0.375%, 07/31/27	2,000	1,806,094
2.250%, 08/15/27	1,700	1,615,996
0.500%, 10/31/27	3,500	3,144,121
2.250%, 11/15/27	1,000	946,445
2.750%, 02/15/28	1,700	1,627,152
1.125%, 02/29/28	4,500	4,079,531
1.250%, 03/31/28	2,150	1,952,973
1.250%, 04/30/28	5,800	5,256,703
2.875%, 05/15/28	4,250	4,072,031
2.875%, 08/15/28	4,250	4,059,248
3.125%, 11/15/28	5,000	4,807,813
2.625%, 02/15/29	4,000	3,760,000

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	2.375%, 03/31/29	3,000	$2,784,844
	3.250%, 06/30/29	1,500	1,441,816
	3.500%, 01/31/30	600	580,945
	4.000%, 07/31/30	5,500	5,446,074
	4.125%, 08/31/30	2,500	2,490,332
	4.625%, 09/30/30	600	613,195
	4.375%, 11/30/30	1,000	1,008,828
	2.875%, 05/15/32	5,000	4,560,156
	2.750%, 08/15/32	3,500	3,153,965
	4.125%, 11/15/32	4,000	3,969,688
U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.667%, 07/31/25	8,500	8,495,581
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.692%, 04/30/26	8,600	8,593,026
U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r)	4.711%, 04/30/25	8,000	7,999,241
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.712%, 10/31/25	8,500	8,496,087
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	4.724%, 07/31/26	8,500	8,496,139
	Face Amount^	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.200%, FRN
(r) 4.742%, 01/31/25	8,500	$8,502,081
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.787%, 01/31/26	8,500	8,503,589
TOTAL U.S. TREASURY OBLIGATIONS		234,303,676
TOTAL INVESTMENT SECURITIES (Cost $633,392,786)		606,505,149

		Shares
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	1,690,258	19,549,529
TOTAL INVESTMENTS — (100.0%)
(Cost $652,941,525)			$626,054,678
As of October 31, 2024, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	11,419,670	USD	12,415,008	HSBC Bank	11/04/24	$6,736
USD	5,254,937	GBP	3,945,127	UBS AG	11/04/24	167,890
USD	14,260,138	EUR	12,848,233	UBS AG	11/04/24	284,474
USD	4,700,213	JPY	686,985,957	State Street Bank and Trust	11/05/24	178,783
JPY	686,985,957	USD	4,498,366	UBS AG	11/05/24	23,063
USD	3,713,241	CAD	5,033,902	Bank of America Corp.	11/18/24	95,903
USD	24,604,607	AUD	37,060,193	Societe Generale	11/25/24	209,764
USD	5,132,348	GBP	3,955,598	Citibank, N.A.	12/02/24	32,009
USD	2,244,742	CAD	3,055,076	Societe Generale	01/07/25	45,409
Total Appreciation						$1,044,031
EUR	1,428,563	USD	1,560,338	Citibank, N.A.	11/04/24	$(6,418)
GBP	3,945,127	USD	5,118,960	Citibank, N.A.	11/04/24	(31,913)

DFA Social Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	3,146,568	USD	2,333,341	State Street Bank and Trust	11/18/24	$(72,232)
USD	12,494,876	EUR	11,462,999	HSBC Bank	01/03/25	(6,560)
USD	4,525,484	JPY	685,288,196	UBS AG	01/06/25	(23,104)
Total (Depreciation)						$(140,227)
Total Appreciation (Depreciation)						$903,804
As of October 31, 2024, the value of Rule 144A securities amounted to $22,255,606 or 3.6% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$66,816,064	—	$66,816,064
Bonds	—	305,385,409	—	305,385,409
U.S. Treasury Obligations	—	234,303,676	—	234,303,676
Securities Lending Collateral	—	19,549,529	—	19,549,529
Total Investments in Securities	—	$626,054,678	—	$626,054,678
Financial Instruments
Assets
Forward Currency Contracts**	—	1,044,031	—	1,044,031
Liabilities
Forward Currency Contracts**	—	(140,227)	—	(140,227)
Total Financial Instruments	—	$903,804	—	$903,804
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	International Social Core Equity Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$62,803	—
Investment Securities at Value (including $13,071, $65,491, $73,305, $0 and $19,146 of securities on loan, respectively)	$1,931,785	$1,488,900	$1,677,450	—	$606,505
Temporary Cash Investments at Value & Cost	2,247	—	—	30	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $14,043, $46,412, $16,760, $0 and $19,549, respectively)	14,043	46,413	16,760	—	19,550
Foreign Currencies at Value	—	1,990	3,771	—	14
Cash	—	3,437	2,994	—	10,772
Receivables:
Investment Securities Sold	2,289	1,194	1,152	—	—
Dividends and Interest	813	7,810	1,755	—	5,660
Securities Lending Income	3	61	224	—	5
Fund Shares Sold	402	901	639	4	378
Due from Advisor	—	—	—	1	—
Unrealized Gain on Forward Currency Contracts	—	—	—	—	1,044
Prepaid Expenses and Other Assets	16	35	14	14	8
Total Assets	1,951,598	1,550,741	1,704,759	62,852	643,936
LIABILITIES:
Payables:
Upon Return of Securities Loaned	14,069	46,429	16,773	—	19,548
Investment Securities Purchased	—	1,474	2,002	4	9,307
Fund Shares Redeemed	1,297	140	383	—	314
Due to Advisor	300	287	508	—	95
Unrealized Loss on Forward Currency Contracts	—	—	—	—	140
Deferred Taxes Payable	—	—	20,605	—	—
Accrued Expenses and Other Liabilities	166	109	383	6	42
Total Liabilities	15,832	48,439	40,654	10	29,446
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,935,766	$1,502,302	$1,664,105	$62,842	$614,490
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	69,220,262	101,255,477	109,744,987	4,286,663	67,515,012
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.97	$14.84	$15.16	$14.66	$9.10
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$48,071	$—
Investment Securities at Cost	$879,307	$1,144,213	$1,221,209	$—	$633,393
Foreign Currencies at Cost	$—	$2,010	$3,789	$—	$14
NET ASSETS CONSIST OF:
Paid-In Capital	$888,158	$1,197,847	$1,320,274	$47,508	$677,159
Total Distributable Earnings (Loss)	1,047,608	304,455	343,831	15,334	(62,669)
NET ASSETS	$1,935,766	$1,502,302	$1,664,105	$62,842	$614,490
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	500,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio	International Social Core Equity Portfolio	Emerging Markets Social Core Equity Portfolio	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Income Distributions	—	—	—	$1,140	—
Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	—	1,140	—
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $17, $5,216, $5,561, $0 and $0, respectively)	$21,792	$44,143	$41,767	—	—
Dividend Income from Affiliates	2,794	2,693	656	—	$1,679
Interest	—	—	—	—	21,898
Income from Securities Lending, Net	244	870	2,218	—	89
Total Fund Investment Income	24,830	47,706	44,641	—	23,666
Fund Expenses
Investment Management Fees	3,221	3,220	5,491	—	1,047
Accounting & Transfer Agent Fees	281	200	213	12	145
Custodian Fees	35	180	831	—	6
Filing Fees	38	33	31	20	31
Shareholders' Reports	55	56	65	11	39
Directors’/Trustees’ Fees & Expenses	14	11	12	—	4
Professional Fees	30	38	107	1	11
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	7	—
Other	312	143	147	4	17
Total Fund Expenses	3,986	3,881	6,897	55	1,300
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	5	—
Net Expenses	3,986	3,881	6,897	50	1,300
Net Investment Income (Loss)	20,844	43,825	37,744	1,090	22,366
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	—	199	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(5,783)	(6,710)	22,280	—	(5,840)
Affiliated Investment Companies Shares Sold	—	(5)	—	498	(5)
Futures	437	13	6	13	—
Foreign Currency Transactions	—	111	(175)	—	(3)
Forward Currency Contracts	—	—	—	—	(1,451)
In-Kind Redemptions	138,047	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	410,849	261,816	258,986	—	39,699
Affiliated Investment Companies Shares	—	1	—	14,549	1
Translation of Foreign Currency-Denominated Amounts	—	(72)	(43)	—	6
Forward Currency Contracts.	—	—	—	—	873
Net Realized and Unrealized Gain (Loss)	543,550	255,154	281,054	15,259	33,280
Net Increase (Decrease) in Net Assets Resulting from Operations	$564,394	$298,979	$318,798	$16,349	$55,646

**
Net of foreign capital gain taxes withheld of $0, $0, $2,147, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $(11,627), $0 and $0, respectively.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		International Social Core Equity Portfolio		Emerging Markets Social Core Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,844	$20,864	$43,825	$41,026	$37,744	$40,500
Net Realized Gain (Loss) on:
Investment Securities Sold	(5,783)	10,500	(6,710)	(22,635)	22,280	(24,290)
Affiliated Investment Companies Shares Sold	—	(1)	(5)	7	—	1
Futures	437	(8)	13	92	6	68
Foreign Currency Transactions	—	—	111	(221)	(175)	(183)
In-Kind Redemptions	138,047	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	410,849	66,522	261,816	139,161	258,986	175,843
Affiliated Investment Companies Shares	—	14	1	28	—	11
Translation of Foreign Currency-Denominated Amounts	—	—	(72)	213	(43)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	564,394	97,891	298,979	157,671	318,798	191,948
Distributions:
Institutional Class Shares	(30,061)	(62,175)	(46,901)	(35,604)	(46,326)	(44,558)
Capital Share Transactions (1):
Shares Issued	426,128	277,050	185,645	160,216	223,256	202,664
Shares Issued in Lieu of Cash Distributions	28,283	58,098	43,474	32,493	41,442	38,663
Shares Redeemed	(510,880)	(321,728)	(225,384)	(206,048)	(224,039)	(297,502)
Net Increase (Decrease) from Capital Share Transactions	(56,469)	13,420	3,735	(13,339)	40,659	(56,175)
Total Increase (Decrease) in Net Assets	477,864	49,136	255,813	108,728	313,131	91,215
Net Assets
Beginning of Year	1,457,902	1,408,766	1,246,489	1,137,761	1,350,974	1,259,759
End of Year	$1,935,766	$1,457,902	$1,502,302	$1,246,489	$1,664,105	$1,350,974
(1) Shares Issued and Redeemed:
Shares Issued	16,781	13,195	12,810	12,313	15,519	15,485
Shares Issued in Lieu of Cash Distributions	1,152	2,876	3,019	2,488	2,852	2,950
Shares Redeemed	(20,148)	(15,285)	(15,546)	(15,738)	(15,542)	(22,386)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,215)	786	283	(937)	2,829	(3,951)
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,090	$857	$22,366	$16,450
Capital Gain Distributions Received from Affiliated Investment Companies	199	789	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	—	—	(5,840)	(21,887)
Affiliated Investment Companies Shares Sold	498	(789)	(5)	4
Futures	13	2	—	—
Foreign Currency Transactions	—	—	(3)	27
Forward Currency Contracts	—	—	(1,451)	1,682
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	39,699	14,949
Affiliated Investment Companies Shares	14,549	2,898	1	7
Translation of Foreign Currency-Denominated Amounts	—	—	6	(12)
Forward Currency Contracts	—	—	873	25
Net Increase (Decrease) in Net Assets Resulting from Operations	16,349	3,757	55,646	11,245
Distributions:
Institutional Class Shares	(1,071)	(838)	(21,969)	(16,312)
Capital Share Transactions (1):
Shares Issued	10,903	7,790	135,131	145,389
Shares Issued in Lieu of Cash Distributions	1,062	830	21,508	16,018
Shares Redeemed	(10,741)	(4,952)	(90,877)	(106,957)
Net Increase (Decrease) from Capital Share Transactions	1,224	3,668	65,762	54,450
Total Increase (Decrease) in Net Assets	16,502	6,587	99,439	49,383
Net Assets
Beginning of Year	46,340	39,753	515,051	465,668
End of Year	$62,842	$46,340	$614,490	$515,051
(1) Shares Issued and Redeemed:
Shares Issued	833	682	14,892	16,292
Shares Issued in Lieu of Cash Distributions	77	71	2,372	1,808
Shares Redeemed	(765)	(438)	(10,023)	(12,014)
Net Increase (Decrease) from Shares Issued and Redeemed	145	315	7,241	6,086
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio					International Social Core Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$20.41	$19.94	$24.72	$16.94	$16.92	$12.34	$11.16	$15.60	$11.49	$12.64
Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.29	0.28	0.27	0.25	0.43	0.41	0.41	0.37	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	7.68	1.06	(3.89)	7.78	0.39	2.54	1.12	(4.30)	4.09	(1.16)
Total from Investment Operations	7.98	1.35	(3.61)	8.05	0.64	2.97	1.53	(3.89)	4.46	(0.89)
Less Distributions:
Net Investment Income	(0.28)	(0.26)	(0.25)	(0.27)	(0.24)	(0.47)	(0.35)	(0.48)	(0.35)	(0.26)
Net Realized Gains	(0.14)	(0.62)	(0.92)	—	(0.38)	—	—	(0.07)	—	—
Total Distributions	(0.42)	(0.88)	(1.17)	(0.27)	(0.62)	(0.47)	(0.35)	(0.55)	(0.35)	(0.26)
Net Asset Value, End of Year	$27.97	$20.41	$19.94	$24.72	$16.94	$14.84	$12.34	$11.16	$15.60	$11.49
Total Return	39.44%	6.85%	(15.22%)	47.73%	3.85%	24.20%	13.59%	(25.40%)	38.96%	(7.10%)
Net Assets, End of Year (thousands)	$1,935,766	$1,457,902	$1,408,766	$1,744,512	$1,246,167	$1,502,302	$1,246,489	$1,137,761	$1,601,533	$1,215,312
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.21%	0.23%	0.28%	0.27%	0.26%	0.27%	0.29%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%	0.22%	0.21%	0.23%	0.28%	0.27%	0.26%	0.27%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.39%	1.29%	1.20%	1.56%	2.99%	3.10%	3.09%	2.49%	2.29%
Portfolio Turnover Rate	8%	14%	14%	16%	13%	15%	15%	24%	20%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio					Global Social Core Equity Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Nov 19, 2019Ʊ to Oct 31, 2020

Net Asset Value, Beginning of Year	$12.64	$11.36	$16.08	$13.18	$13.38	$11.19	$10.39	$13.29	$9.60	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.37	0.38	0.33	0.27	0.24	0.21	0.22	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	2.60	1.32	(4.71)	2.87	(0.18)	3.47	0.79	(2.82)	3.77	(0.41)
Total from Investment Operations	2.95	1.69	(4.33)	3.20	0.09	3.71	1.00	(2.60)	3.97	(0.24)
Less Distributions:
Net Investment Income	(0.43)	(0.41)	(0.39)	(0.30)	(0.29)	(0.24)	(0.20)	(0.24)	(0.19)	(0.16)
Net Realized Gains	—	—	—	—	—	—	—	(0.06)	(0.09)	—
Total Distributions	(0.43)	(0.41)	(0.39)	(0.30)	(0.29)	(0.24)	(0.20)	(0.30)	(0.28)	(0.16)
Net Asset Value, End of Year	$15.16	$12.64	$11.36	$16.08	$13.18	$14.66	$11.19	$10.39	$13.29	$9.60
Total Return	23.50%	14.76%	(27.23%)	24.28%	0.82%	33.33%	9.60%	(19.80%)	41.79%	(2.29%)(B)
Net Assets, End of Year (thousands)	$1,664,105	$1,350,974	$1,259,759	$1,714,154	$1,467,837	$62,842	$46,340	$39,753	$70,243	$75,851
Ratio of Expenses to Average Net Assets *	0.44%	0.43%	0.45%	0.47%	0.53%	0.34%(C)	0.34%(C)	0.34%(C)	0.34%(C)	0.34%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.44%	0.44%	0.45%	0.47%	0.54%	0.35%(C)	0.36%(C)	0.34%(C)	0.36%(C)	0.57%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.41%	2.77%	2.64%	2.00%	2.16%	1.72%(C)	1.80%(C)	1.87%(C)	1.60%(C)	1.86%(C)(D)(E)
Portfolio Turnover Rate	17%	21%	25%	22%	20%	16%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.26%	0.26%	0.26%	0.28%	0.32%(D)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Period	$8.55	$8.59	$10.55	$10.89	$10.36
Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.29	0.22	0.20	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.54	(0.05)	(1.86)	(0.33)	0.53
Total from Investment Operations	0.89	0.24	(1.64)	(0.13)	0.77
Less Distributions:
Net Investment Income	(0.34)	(0.28)	(0.22)	(0.19)	(0.24)
Net Realized Gains	—	—	(0.10)	(0.02)	—
Total Distributions	(0.34)	(0.28)	(0.32)	(0.21)	(0.24)
Net Asset Value, End of Period	$9.10	$8.55	$8.59	$10.55	$10.89
Total Return	10.52%	2.74%	(15.92%)	(1.19%)	7.54%
Net Assets, End of Period (thousands)	$614,490	$515,051	$465,668	$545,008	$406,803
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.85%	3.21%	2.26%	1.89%	2.21%
Portfolio Turnover Rate	26%	36%	27%	21%	18%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors.  The Fund offers one hundred and two operational portfolios, five of which, U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, and DFA Social Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of October 31, 2024, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/2024
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	—
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio and International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Social Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.
The International Equity Portfolios and DFA Social Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios and DFA Social Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Emerging Markets Social Core Equity Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio.  As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.
For the year ended October 31, 2024, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Social Core Equity 2 Portfolio	0.18%
International Social Core Equity Portfolio	0.22%
Emerging Markets Social Core Equity Portfolio	0.35%
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2025. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2024, waived fees/assumed expenses during the year ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—
Global Social Core Equity Portfolio (3)	0.34%	$7	$5
DFA Social Fixed Income Portfolio (2)	0.27%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation
Amount”).

(3) The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global
Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	Total
Global Social Core Equity Portfolio	$26	$12	$5	$43

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amount paid by the Fund to the CCO was $268 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Social Core Equity 2 Portfolio	$4
International Social Core Equity Portfolio	3
Emerging Markets Social Core Equity Portfolio	10
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	1

E. Purchases and Sales of Securities:
For the year ended October 31, 2024, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$251,663	$142,489
International Social Core Equity Portfolio	—	—	215,565	214,027
Emerging Markets Social Core Equity Portfolio	—	—	298,692	274,171
Global Social Core Equity Portfolio	—	—	11,313	9,866

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Social Fixed Income Portfolio	$137,419	$44,552	$94,307	$88,914
For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$49,668	$762,646	$798,271	—	—	$14,043	1,214	$2,794	—
Total	$49,668	$762,646	$798,271	—	—	$14,043		$2,794	—
International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$51,079	$369,047	$373,709	$(5)	$1	$46,413	4,013	$2,693	—
Total	$51,079	$369,047	$373,709	$(5)	$1	$46,413		$2,693	—
Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$9,575	$185,010	$177,825	—	—	$16,760	1,449	$656	—
Total	$9,575	$185,010	$177,825	—	—	$16,760		$656	—
Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$28,142	$587	—	$487	$10,641	$39,857	1,425	$422	$199
International Social Core Equity Portfolio	12,844	244	—	76	2,689	15,853	1,068	522	—
Emerging Markets Social Core Equity Portfolio	5,322	617	—	(65)	1,219	7,093	468	196	—
Total	$46,308	$1,448	—	$498	$14,549	$62,803		$1,140	$199
DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$15,256	$261,568	$257,270	$(5)	$1	$19,550	1,690	$1,679	—
Total	$15,256	$261,568	$257,270	$(5)	$1	$19,550		$1,679	—

F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the year ended October 31, 2023 and October 31, 2024 were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio
2023	$18,916	$43,259	$62,175
2024	19,791	10,270	30,061
International Social Core Equity Portfolio
2023	35,604	—	35,604
2024	46,901	—	46,901
Emerging Markets Social Core Equity Portfolio
2023	44,558	—	44,558
2024	46,326	—	46,326
Global Social Core Equity Portfolio
2023	838	—	838
2024	1,071	—	1,071
DFA Social Fixed Income Portfolio
2023	16,312	—	16,312
2024	21,969	—	21,969

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,613)	—	$(1,613)
International Social Core Equity Portfolio	(1,931)	—	(1,931)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Social Core Equity Portfolio	$(2,175)	—	$(2,175)
DFA Social Fixed Income Portfolio	(364)	—	(364)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	—	—	$(5,177)	$1,052,789	$1,047,612
International Social Core Equity Portfolio	$14,857	—	(36,808)	326,410	304,459
Emerging Markets Social Core Equity Portfolio	18,258	—	(71,923)	397,504	343,839
Global Social Core Equity Portfolio	471	$179	—	14,684	15,334
DFA Social Fixed Income Portfolio	1,506	—	(37,172)	(27,004)	(62,670)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the following Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Social Core Equity 2 Portfolio	$5,177
International Social Core Equity Portfolio	36,808
Emerging Markets Social Core Equity Portfolio	71,923
DFA Social Fixed Income Portfolio	37,172
During the year ended October 31, 2024, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
Emerging Markets Social Core Equity Portfolio	$20,642
Global Social Core Equity Portfolio	137

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$895,286	$1,065,479	$(12,691)	$1,052,788
International Social Core Equity Portfolio	1,208,743	418,613	(92,043)	326,570
Emerging Markets Social Core Equity Portfolio	1,276,028	564,322	(146,140)	418,182
Global Social Core Equity Portfolio	48,150	14,684	—	14,684
DFA Social Fixed Income Portfolio	653,054	4,573	(31,572)	(26,999)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.
3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The U.S. Social Core Equity 2 Portfolio, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.
Securities have been segregated as collateral for open futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**
U.S. Social Core Equity 2 Portfolio	$ —	$805
Emerging Markets Social Core Equity Portfolio	—	160
DFA Social Fixed Income Portfolio	86,849	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$1,044	$1,044

Liability Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (2)
DFA Social Fixed Income Portfolio	$(140)	$(140)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Social Core Equity 2 Portfolio	$437	—	$437
International Social Core Equity Portfolio	13	—	13
Emerging Markets Social Core Equity Portfolio	6	—	6
Global Social Core Equity Portfolio	13	—	13
DFA Social Fixed Income Portfolio	(1,451)	$(1,451)	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
DFA Social Fixed Income Portfolio	$873	$873

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of October 31, 2024, there were no futures contracts outstanding. During the year ended October 31, 2024, the Portfolios had limited activity in futures contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents each Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2024 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Social Fixed Income Portfolio
Bank of America Corp.	$96	$96	—	—	—	$96	—	—	—	—	—	—
State Street Bank and Trust	179	179	$(72)	—	—	107	$72	$72	$(72)	—	—	—
UBS AG	475	475	(23)	—	—	452	23	23	(23)	—	—	—
Societe Generale	255	255	—	—	—	255	—	—	—	—	—	—
Citibank, N.A.	32	32	(32)	—	—	—	38	38	(32)	—	—	$6
HSBC Bank	7	7	(7)	—	—	—	7	7	(7)	—	—	—
Total	$1,044	$1,044	$(134)	—	—	$910	$140	$140	$(134)	—	—	$6

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
For the year ended October 31, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
International Social Core Equity Portfolio	6.08%	$1,999	31	$10	$9,260	—
Emerging Markets Social Core Equity Portfolio	6.02%	1,542	59	15	7,007	—
Global Social Core Equity Portfolio	6.08%	2,853	3	1	8,259	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2024.

I. Affiliated Trades:
Cross trades for the year ended October 31, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.
For the year ended October 31, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$27,980	$35,548	$16
International Social Core Equity Portfolio	13,083	26,768	(5,173)
Emerging Markets Social Core Equity Portfolio	464	170	(82)
J. Securities Lending:
As of October 31, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Social Core Equity Portfolio	$22,840
Emerging Markets Social Core Equity Portfolio	61,594

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the year ended October 31, 2024, the U.S. Social Core Equity 2 Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):
U.S. Social Core Equity 2 Portfolio	$138,047

M. Other:
As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	3	72%
International Social Core Equity Portfolio	5	66%
Emerging Markets Social Core Equity Portfolio	5	65%
Global Social Core Equity Portfolio	5	92%
DFA Social Fixed Income Portfolio	4	83%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
N. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the year ended ended October 31, 2024, the U.S. Social Core Equity 2 Portfolio’s activity in the program was as follows (amounts in thousands, except shares):
	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Social Core Equity 2 Portfolio	$134,591	5,279,066	$195
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio and DFA Social Fixed Income Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio and DFA Social Fixed Income Portfolio (five of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Social Core Equity 2 Portfolio	66%	—	34%	—	—	100%	100%	100%	—	—	—	1%	—
International Social Core Equity Portfolio	100%	—	—	—	—	100%	—	76%	—	8%	89%	—	—
Emerging Markets Social Core Equity Portfolio	100%	—	—	—	—	100%	—	42%	—	10%	78%	—	—
Global Social Core Equity Portfolio	100%	—	—	—	—	100%	26%	58%	—	5%	61%	—	—
DFA Social Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	41%	—	—	79%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable

DFA-103124-005A

Annual Financial Statements & Other Information
Year Ended: October 31, 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
Emerging Markets Sustainability Core 1 Portfolio
DFA Global Sustainability Fixed Income Portfolio

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DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FRN	Floating Rate Note
GDR	Global Depositary Receipt
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 10/31/24
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of October 31, 2024.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

CONTINUED
All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

2

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (9.2%)
*	Advantage Solutions, Inc.	3,769	$11,533
	Alphabet, Inc. (GOOG US), Class C	646,320	111,613,001
	Alphabet, Inc. (GOOGL US), Class A	714,724	122,296,424
*	Altice USA, Inc., Class A	56,290	136,785
*	AMC Networks, Inc., Class A	11,720	94,932
	AT&T, Inc.	35,929	809,840
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	748	29,553
	ATN International, Inc.	2,287	47,936
*	Boston Omaha Corp., Class A	12,683	187,201
*	Bumble, Inc., Class A	31,032	219,707
	Cable One, Inc.	474	161,899
*	Cardlytics, Inc.	8,677	37,398
*	Cargurus, Inc.	24,707	766,411
*	Cars.com, Inc.	38,098	609,187
*	Charter Communications, Inc., Class A	9,051	2,965,198
*	Cinemark Holdings, Inc.	18,921	562,900
	Comcast Corp., Class A	733,926	32,050,548
*	Consolidated Communications Holdings, Inc.	4,371	20,260
*	Creative Realities, Inc.	2,248	9,307
*	EchoStar Corp., Class A	7,704	193,062
	Electronic Arts, Inc.	49,195	7,421,066
*	Emerald Holding, Inc.	663	2,612
	Entravision Communications Corp., Class A	22,631	52,504
*	Eventbrite, Inc., Class A	23,633	75,626
*	EW Scripps Co., Class A	32,768	109,937
	Fox Corp. (FOX US), Class B	79,464	3,095,917
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Fox Corp. (FOXA US), Class A	76,850	$3,227,700
	Gray Television, Inc. (GTN US)	33,919	193,677
*	Harte Hanks, Inc.	2,751	19,560
	IDT Corp., Class B	818	38,389
*	IMAX Corp.	5,889	143,103
*	Integral Ad Science Holding Corp.	64,780	766,995
	Interpublic Group of Cos., Inc.	169,705	4,989,327
	Iridium Communications, Inc.	43,710	1,282,014
*	IZEA Worldwide, Inc.	3,667	10,414
	John Wiley & Sons, Inc. (WLY US), Class A	20,301	1,000,839
	John Wiley & Sons, Inc. (WLYB US), Class B	200	9,880
*	Liberty Broadband Corp. (LBRDA US), Class A	2,289	183,646
*	Liberty Broadband Corp. (LBRDK US), Class C	18,964	1,532,670
*	Liberty Global Ltd. (LBTYA US), Class A	31,030	614,704
*	Liberty Global Ltd. (LBTYK US), Class C	41,509	855,916
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	8,727	647,892
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	70,272	5,610,516
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	5,315	301,573

3

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	12,804	$747,241
*	Lions Gate Entertainment Corp. (LGF/A US), Class A	8,322	65,744
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	1,096	7,727
*	Live Nation Entertainment, Inc.	15,846	1,856,200
*	Madison Square Garden Entertainment Corp.	3,918	163,420
*	Magnite, Inc.	66,773	833,327
*	Match Group, Inc.	80,388	2,896,380
	Meta Platforms, Inc., Class A	427,692	242,749,425
*	Netflix, Inc.	47,556	35,953,763
	New York Times Co., Class A	49,129	2,743,363
#	News Corp. (NWS US), Class B	46,998	1,364,822
	News Corp. (NWSA US), Class A	93,525	2,548,556
	Nexstar Media Group, Inc.	18,690	3,287,945
*	Nextdoor Holdings, Inc.	23,205	56,156
	Omnicom Group, Inc.	79,884	8,068,284
*	Outbrain, Inc.	2,425	10,403
#	Paramount Global (PARA US), Class B	127,312	1,392,793
#	Paramount Global (PARAA US), Class A	1,311	28,698
*	Pinterest, Inc., Class A	71,939	2,286,941
	Playtika Holding Corp.	34,041	266,541
*	PubMatic, Inc., Class A	27,457	403,755
*	QuinStreet, Inc.	28,700	602,700
*	Reservoir Media, Inc.	7,410	61,725
*	ROBLOX Corp., Class A	38,058	1,968,360
*	Roku, Inc.	9,287	595,111
	Scholastic Corp.	17,695	439,367
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	5,787	$80,092
	Shutterstock, Inc.	17,428	559,265
	Sinclair, Inc.	19,489	336,575
#	Sirius XM Holdings, Inc.	64,637	1,723,222
*	Snap, Inc., Class A	153,181	1,862,681
#*	Sphere Entertainment Co.	6,909	288,865
*	Spotify Technology SA	21,828	8,405,963
*	Stagwell, Inc.	78,873	489,801
*	Take-Two Interactive Software, Inc.	30,085	4,865,346
*	TechTarget, Inc.	6,809	197,087
	TEGNA, Inc.	67,798	1,113,921
*	Thryv Holdings, Inc.	16,195	232,884
	Townsquare Media, Inc., Class A	1,712	16,778
*	Trade Desk, Inc., Class A	29,096	3,497,630
*	Travelzoo	800	13,680
*	TripAdvisor, Inc.	47,031	754,377
*	TrueCar, Inc.	27,324	106,837
	Verizon Communications, Inc.	609,258	25,668,040
*	Vimeo, Inc.	54,018	257,666
	Walt Disney Co.	181,708	17,480,310
*	Warner Bros Discovery, Inc.	266,280	2,164,856
#	Warner Music Group Corp., Class A	22,503	719,196
*	WideOpenWest, Inc.	15,337	76,532
*	Yelp, Inc.	23,492	802,017
*	Zedge, Inc., Class B	148	456
*	Ziff Davis, Inc.	22,374	1,035,245
*	ZoomInfo Technologies, Inc.	169,999	1,878,489
TOTAL COMMUNICATION SERVICES			691,036,117
CONSUMER DISCRETIONARY — (11.7%)
*	1-800-Flowers.com, Inc., Class A	16,230	135,034
*	1stdibs.com, Inc.	2,009	8,378
*	Abercrombie & Fitch Co., Class A	26,551	3,499,156
	Academy Sports & Outdoors, Inc.	35,706	1,816,007
#	Acushnet Holdings Corp.	27,826	1,705,734

4

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adient PLC	37,299	$728,449
	ADT, Inc.	172,416	1,241,395
*	Adtalem Global Education, Inc.	19,393	1,569,282
	Advance Auto Parts, Inc.	15,860	566,043
*	Airbnb, Inc., Class A	51,813	6,983,874
	A-Mark Precious Metals, Inc.	12,498	485,547
*	Amazon.com, Inc.	958,141	178,597,482
	American Eagle Outfitters, Inc.	81,215	1,591,002
*	American Public Education, Inc.	3,300	50,061
*	America's Car-Mart, Inc.	3,515	137,226
*	Aptiv PLC	55,181	3,135,936
	Aramark	70,364	2,661,870
	Arko Corp.	39,867	265,116
*	Asbury Automotive Group, Inc.	12,544	2,858,025
	Autoliv, Inc.	20,475	1,901,718
*	AutoNation, Inc.	29,230	4,544,388
*	AutoZone, Inc.	2,759	8,301,831
	Bassett Furniture Industries, Inc.	1,000	14,390
	Bath & Body Works, Inc.	64,995	1,844,558
*	Beazer Homes USA, Inc.	16,885	519,383
	Best Buy Co., Inc.	93,401	8,446,252
*	Biglari Holdings, Inc. (BH US), Class B	237	40,363
*	Biglari Holdings, Inc. (BH/A US), Class A	9	7,634
*	BJ's Restaurants, Inc.	5,090	188,788
	Bloomin' Brands, Inc.	17,534	290,889
	Booking Holdings, Inc.	6,994	32,705,692
*	Boot Barn Holdings, Inc.	10,800	1,345,140
	BorgWarner, Inc.	69,925	2,351,578
*	Bright Horizons Family Solutions, Inc.	13,102	1,748,724
	Brunswick Corp.	28,238	2,251,698
	Buckle, Inc.	27,372	1,164,952
	Build-A-Bear Workshop, Inc.	2,000	76,180
*	Burlington Stores, Inc.	12,756	3,160,554
	Caleres, Inc.	28,300	844,755
	Camping World Holdings, Inc., Class A	16,606	333,116
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Capri Holdings Ltd.	43,777	$864,158
*	CarMax, Inc.	66,523	4,814,935
	Carriage Services, Inc.	8,915	333,332
	Carter's, Inc.	15,092	825,532
*	Carvana Co.	18,724	4,630,632
	Cato Corp., Class A	7,874	51,417
*	Cavco Industries, Inc.	3,956	1,621,149
	Century Communities, Inc.	26,771	2,373,517
*	Champion Homes, Inc.	25,852	2,280,922
	Cheesecake Factory, Inc.	16,100	744,142
*	Chewy, Inc., Class A	42,603	1,149,003
*	Chipotle Mexican Grill, Inc.	125,350	6,990,769
#	Choice Hotels International, Inc.	3,377	471,125
*	Citi Trends, Inc.	4,712	89,010
	Columbia Sportswear Co.	27,733	2,231,675
*	Coupang, Inc.	36,152	932,360
*	Coursera, Inc.	99,166	689,204
*	Crocs, Inc.	26,431	2,849,790
	Crown Crafts, Inc.	1,603	7,278
*	Culp, Inc.	400	2,124
	Dana, Inc.	39,627	303,939
*	Dave & Buster's Entertainment, Inc.	10,554	389,759
*	Deckers Outdoor Corp.	69,120	11,120,717
	Designer Brands, Inc., Class A	23,730	123,633
*	Destination XL Group, Inc.	44,316	118,545
	Dick's Sporting Goods, Inc.	28,313	5,542,270
	Dillard's, Inc., Class A	5,372	1,995,805
	Domino's Pizza, Inc.	4,837	2,001,212
*	DoorDash, Inc., Class A	60,959	9,552,275
*	Dorman Products, Inc.	7,890	899,697
	DR Horton, Inc.	112,109	18,946,421
*	DraftKings, Inc., Class A	36,786	1,299,282
*	Dream Finders Homes, Inc., Class A	8,683	259,188
*	Duluth Holdings, Inc., Class B	2,885	10,675
*	Duolingo, Inc.	3,062	897,074
	eBay, Inc.	148,879	8,562,031

5

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Educational Development Corp.	148	$302
*	El Pollo Loco Holdings, Inc.	8,900	108,758
	Escalade, Inc.	1,044	13,603
	Ethan Allen Interiors, Inc.	10,184	281,791
*	Etsy, Inc.	34,653	1,782,550
*	Everi Holdings, Inc.	14,851	197,964
*	Expedia Group, Inc.	41,098	6,424,028
*	Figs, Inc., Class A	33,945	212,156
*	Five Below, Inc.	14,838	1,406,494
	Flexsteel Industries, Inc.	1,661	96,703
#*	Floor & Decor Holdings, Inc., Class A	25,162	2,592,944
	Foot Locker, Inc.	52,916	1,227,122
	Ford Motor Co.	984,086	10,126,245
*	Fox Factory Holding Corp.	4,772	171,744
*	Frontdoor, Inc.	22,049	1,095,615
*	Funko, Inc., Class A	10,642	126,001
#*	GameStop Corp., Class A	18,878	418,714
	Gap, Inc.	125,447	2,605,534
	Garmin Ltd.	27,451	5,444,906
*	Garrett Motion, Inc.	30,913	229,684
	General Motors Co.	251,738	12,778,221
*	Genesco, Inc.	5,487	140,577
	Gentex Corp.	47,928	1,452,698
*	Gentherm, Inc.	13,696	574,547
	Genuine Parts Co.	46,061	5,283,197
*	G-III Apparel Group Ltd.	33,114	1,002,692
*	Global Business Travel Group I	8,891	67,838
	Graham Holdings Co., Class B	741	624,885
*	Grand Canyon Education, Inc.	5,564	762,880
*	Green Brick Partners, Inc.	19,788	1,365,570
	Group 1 Automotive, Inc.	10,400	3,788,928
#	Guess?, Inc.	32,446	551,258
	H&R Block, Inc.	28,812	1,720,941
	Hamilton Beach Brands Holding Co., Class A	2,900	80,185
*	Hanesbrands, Inc.	89,397	621,309
	Harley-Davidson, Inc.	55,383	1,769,487
	Hasbro, Inc.	75,312	4,942,727
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT US)	3,375	$74,756
*	Helen of Troy Ltd.	7,531	479,348
*	Hilton Grand Vacations, Inc.	1,093	40,310
*	Holley, Inc.	8,500	22,015
	Home Depot, Inc.	163,348	64,318,275
	Hooker Furnishings Corp.	4,239	67,951
*	Hovnanian Enterprises, Inc., Class A	1,200	211,248
	Installed Building Products, Inc.	5,851	1,269,082
	International Game Technology PLC	41,844	850,270
*	iRobot Corp.	9,694	84,629
	J Jill, Inc.	3,245	77,588
*	JAKKS Pacific, Inc.	6,498	205,012
	Johnson Outdoors, Inc., Class A	4,369	138,148
	KB Home	49,972	3,922,802
#	Kohl's Corp.	55,052	1,017,361
	Kontoor Brands, Inc.	20,717	1,773,997
	Krispy Kreme, Inc.	20,413	232,096
	Lakeland Industries, Inc.	1,175	21,843
*	Lands' End, Inc.	25,377	399,434
*	Landsea Homes Corp.	9,971	103,499
	Las Vegas Sands Corp.	6,869	356,158
*	Latham Group, Inc.	5,809	37,759
	Laureate Education, Inc.	33,931	582,935
	La-Z-Boy, Inc.	22,410	852,700
	LCI Industries	10,744	1,195,592
	Lear Corp.	20,731	1,985,201
*	Legacy Housing Corp.	4,151	102,945
	Lennar Corp. (LEN US), Class A	72,194	12,294,638
	Lennar Corp. (LENB US), Class B	6,006	962,882
*	Leslie's, Inc.	70,612	189,946
	Levi Strauss & Co., Class A	27,963	477,888
*	LGI Homes, Inc.	12,304	1,249,594
*	Life Time Group Holdings, Inc.	7,603	169,395
	Lifetime Brands, Inc.	8,691	50,060
*	Light & Wonder, Inc.	8,548	801,631

6

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	8,065	$107,103
	Lithia Motors, Inc.	18,801	6,248,888
	LKQ Corp.	61,522	2,263,394
*	Lovesac Co.	11,570	337,381
	Lowe's Cos., Inc.	70,047	18,340,406
#*	Lucid Group, Inc.	66,028	145,922
*	Lululemon Athletica, Inc.	29,526	8,795,795
*	M/I Homes, Inc.	4,720	715,505
	Macy's, Inc.	144,821	2,221,554
*	Malibu Boats, Inc., Class A	9,823	440,856
	Marine Products Corp.	15,321	144,171
*	MarineMax, Inc.	9,769	284,571
*	MasterCraft Boat Holdings, Inc.	8,081	140,286
*	Mattel, Inc.	116,913	2,382,687
	McDonald's Corp.	66,182	19,332,424
	Meritage Homes Corp.	7,013	1,270,756
*	MGM Resorts International	38,670	1,425,763
*	Mister Car Wash, Inc.	8,417	63,212
	Monro, Inc.	15,215	417,043
*	Motorcar Parts of America, Inc.	1,259	6,635
	Movado Group, Inc.	6,505	120,147
*	National Vision Holdings, Inc.	37,715	392,236
	Newell Brands, Inc.	138,193	1,216,098
	NIKE, Inc., Class B	211,859	16,340,685
	Nordstrom, Inc.	67,184	1,519,030
*	NVR, Inc.	1,360	12,447,822
*	ODP Corp.	16,706	518,387
#*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,709,324
*	OneSpaWorld Holdings Ltd.	18,352	321,344
*	OneWater Marine, Inc., Class A	3,499	76,173
*	O'Reilly Automotive, Inc.	7,846	9,047,536
	Oxford Industries, Inc.	8,125	590,038
	Papa John's International, Inc.	6,127	320,994
	Patrick Industries, Inc.	4,630	583,287
*	Penn Entertainment, Inc.	17,714	349,852
	Penske Automotive Group, Inc.	36,841	5,547,149
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Perdoceo Education Corp.	21,373	$477,687
*	PetMed Express, Inc.	3,207	13,149
	Phinia, Inc.	15,732	732,797
*	Planet Fitness, Inc., Class A	19,850	1,558,622
*	PlayAGS, Inc.	2,600	30,238
	Polaris, Inc.	24,191	1,691,193
	Pool Corp.	9,909	3,583,491
*	Potbelly Corp.	11,783	86,959
	PulteGroup, Inc.	85,827	11,117,171
	PVH Corp.	24,808	2,442,596
#*	QuantumScape Corp.	55,461	285,624
	Ralph Lauren Corp.	16,310	3,228,238
*	Revolve Group, Inc.	18,410	456,936
*	RH	993	315,824
	Rocky Brands, Inc.	2,430	49,426
	Ross Stores, Inc.	75,366	10,530,138
*	Sally Beauty Holdings, Inc.	54,172	704,236
	Service Corp. International	37,721	3,079,920
	SharkNinja, Inc.	9,448	871,200
	Shoe Carnival, Inc.	14,453	495,304
	Signet Jewelers Ltd.	23,499	2,154,388
	Six Flags Entertainment Corp.	2,999	118,191
*	Skechers USA, Inc., Class A	30,771	1,891,186
*	Sleep Number Corp.	6,945	95,147
	Sonic Automotive, Inc., Class A	13,722	778,449
*	Sonos, Inc.	63,464	795,204
*	Sportsman's Warehouse Holdings, Inc.	8,400	21,924
	Standard Motor Products, Inc.	13,497	434,468
	Starbucks Corp.	60,374	5,898,540
	Steven Madden Ltd.	31,692	1,425,189
*	Stitch Fix, Inc., Class A	29,960	94,524
*	Stoneridge, Inc.	8,307	58,066
	Strategic Education, Inc.	5,171	449,670
*	Strattec Security Corp.	717	26,923
*	Stride, Inc.	10,312	961,903
	Superior Group of Cos., Inc.	2,597	38,306
*	Sweetgreen, Inc., Class A	38,535	1,391,113

7

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tandy Leather Factory, Inc.	129	$564
	Tapestry, Inc.	124,113	5,889,162
*	Taylor Morrison Home Corp.	85,510	5,857,435
	Tempur Sealy International, Inc.	22,587	1,082,143
*	Tesla, Inc.	254,979	63,706,503
	Texas Roadhouse, Inc.	2,000	382,240
#	Thor Industries, Inc.	25,440	2,647,795
*	Tile Shop Holdings, Inc.	5,140	33,975
*	Tilly's, Inc., Class A	9,904	39,814
	TJX Cos., Inc.	172,622	19,511,465
	Toll Brothers, Inc.	56,111	8,216,895
*	TopBuild Corp.	13,671	4,831,058
*	Topgolf Callaway Brands Corp.	90,931	882,940
	Tractor Supply Co.	23,569	6,257,805
	Travel & Leisure Co.	15,031	718,632
*	Tri Pointe Homes, Inc.	74,908	3,028,530
*	Udemy, Inc.	8,286	64,962
*	Ulta Beauty, Inc.	14,001	5,166,089
*	Under Armour, Inc. (UA US), Class C	100,890	797,031
*	Under Armour, Inc. (UAA US), Class A	100,273	857,334
*	United Parks & Resorts, Inc.	10,500	552,615
*	Universal Electronics, Inc.	3,365	29,646
*	Universal Technical Institute, Inc.	13,937	231,912
	Upbound Group, Inc.	25,061	732,784
*	Urban Outfitters, Inc.	55,299	1,987,999
	Vail Resorts, Inc.	656	108,693
*	Valvoline, Inc.	54,127	2,180,236
*	Vera Bradley, Inc.	19,800	99,198
	VF Corp.	118,923	2,462,895
*	Victoria's Secret & Co.	34,700	1,050,022
*	Visteon Corp.	9,352	844,018
*	VOXX International Corp.	7,000	54,250
*	Warby Parker, Inc., Class A	17,326	293,329
	Wendy's Co.	45,154	862,893
	Weyco Group, Inc.	3,454	116,262
	Whirlpool Corp.	17,219	1,782,339
	Williams-Sonoma, Inc.	63,926	8,574,394
	Wingstop, Inc.	4,319	1,242,533
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winmark Corp.	1,315	$490,350
	Winnebago Industries, Inc.	14,597	818,016
	Wolverine World Wide, Inc.	4,418	67,993
	Worthington Enterprises, Inc.	5,513	211,148
	Wynn Resorts Ltd.	4,093	393,010
*	YETI Holdings, Inc.	48,148	1,695,291
	Yum! Brands, Inc.	33,004	4,328,805
*	Zumiez, Inc.	11,415	235,149
TOTAL CONSUMER DISCRETIONARY			880,789,129
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	207,328	3,752,637
	Andersons, Inc.	11,652	529,001
	B&G Foods, Inc.	19,668	167,571
*	BellRing Brands, Inc.	48,183	3,171,887
*	BJ's Wholesale Club Holdings, Inc.	45,333	3,841,065
*	Boston Beer Co., Inc. , Class A	1,743	507,335
	Brown-Forman Corp. (BF/A US), Class A	11,275	491,365
#	Brown-Forman Corp. (BFB US), Class B	47,065	2,072,272
	Calavo Growers, Inc.	6,792	180,531
	Campbell Soup Co.	41,426	1,932,523
	Casey's General Stores, Inc.	15,950	6,284,619
#*	Celsius Holdings, Inc.	30,826	927,246
*	Central Garden & Pet Co. (CENT US)	2,276	78,067
*	Central Garden & Pet Co. (CENTA US), Class A	5,374	156,598
*	Chefs' Warehouse, Inc.	18,055	720,756
	Church & Dwight Co., Inc.	44,430	4,439,001
	Clorox Co.	17,821	2,825,520
	Coca-Cola Co.	581,190	37,957,519
	Coca-Cola Consolidated, Inc.	3,354	3,770,768
*	Coffee Holding Co., Inc.	3,144	9,526
	Colgate-Palmolive Co.	96,383	9,032,051
	Constellation Brands, Inc., Class A	34,588	8,036,176

8

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	73,625	$64,361,503
*	Coty, Inc., Class A	407,317	3,030,439
	Dollar General Corp.	42,649	3,413,626
*	Dollar Tree, Inc.	61,091	3,948,922
*	Duckhorn Portfolio, Inc.	51,517	564,626
	Edgewell Personal Care Co.	22,532	787,493
*	elf Beauty, Inc.	17,014	1,790,724
	Energizer Holdings, Inc.	17,106	548,589
	Estee Lauder Cos., Inc., Class A	34,719	2,393,528
*	FitLife Brands, Inc.	327	10,350
	Flowers Foods, Inc.	42,641	947,909
	Fresh Del Monte Produce, Inc.	4,600	147,706
*	Fresh Market, Inc.	1,517	0
*	Freshpet, Inc.	9,819	1,301,410
	General Mills, Inc.	107,220	7,293,104
*	Grocery Outlet Holding Corp.	42,283	604,647
*	Hain Celestial Group, Inc.	40,275	351,601
*	Herbalife Ltd.	38,654	291,838
*	Honest Co., Inc.	25,253	93,941
	Ingles Markets, Inc., Class A	6,895	440,315
	Interparfums, Inc.	12,834	1,553,812
	J&J Snack Foods Corp.	1,203	197,436
	J.M. Smucker Co.	29,731	3,374,766
	John B Sanfilippo & Son, Inc.	2,757	227,480
	Kellanova	49,302	3,976,206
	Kenvue, Inc.	546,594	12,533,400
	Keurig Dr. Pepper, Inc.	227,857	7,507,888
	Kraft Heinz Co.	197,598	6,611,629
	Kroger Co.	234,479	13,076,894
	Lamb Weston Holdings, Inc.	6,923	537,848
	Lancaster Colony Corp.	5,954	1,033,614
	Lifevantage Corp.	2,374	29,010
*	Lifeway Foods, Inc.	1,321	35,152
	Limoneira Co.	5,200	133,328
*	Mama's Creations, Inc.	2,572	19,161
	McCormick & Co., Inc. (MKC US)	57,683	4,513,118
	McCormick & Co., Inc. (MKC/V US)	400	31,400
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Mission Produce, Inc.	8,172	$96,430
	Molson Coors Beverage Co., Class B	2,000	108,940
*	Monster Beverage Corp.	207,048	10,907,289
	National Beverage Corp.	18,821	850,521
*	Natural Alternatives International, Inc.	1,014	4,634
	Natural Grocers by Vitamin Cottage, Inc.	6,703	183,528
	Natural Health Trends Corp.	187	1,120
*	Nature's Sunshine Products, Inc.	6,479	82,024
	Nu Skin Enterprises, Inc., Class A	29,973	185,533
	Oil-Dri Corp. of America	1,183	80,267
	PepsiCo, Inc.	121,503	20,179,218
	PriceSmart, Inc.	12,402	1,030,358
	Procter & Gamble Co.	261,085	43,126,020
*	Seneca Foods Corp. (SENEA US), Class A	504	31,162
*	Simply Good Foods Co.	30,690	1,033,025
	SpartanNash Co.	16,618	349,643
	Spectrum Brands Holdings, Inc.	16,302	1,460,985
*	Sprouts Farmers Market, Inc.	58,387	7,498,642
	Sysco Corp.	114,179	8,557,716
	Target Corp.	84,902	12,738,696
	Tootsie Roll Industries, Inc.	8,311	242,432
*	TreeHouse Foods, Inc.	4,923	179,099
*	U.S. Foods Holding Corp.	77,884	4,801,549
*	United Natural Foods, Inc.	35,839	728,965
	United-Guardian, Inc.	1,797	23,846
*	USANA Health Sciences, Inc.	10,221	377,564
	Utz Brands, Inc.	7,945	136,813
	Village Super Market, Inc., Class A	2,601	74,233
*	Vita Coco Co., Inc.	6,223	184,263
*	Vital Farms, Inc.	21,164	733,968

9

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walgreens Boots Alliance, Inc.	215,339	$2,037,107
	Walmart, Inc.	647,530	53,065,084
	Weis Markets, Inc.	13,792	867,379
	WK Kellogg Co.	12,325	204,965
TOTAL CONSUMER STAPLES			410,761,465
ENERGY — (1.8%)
	Adams Resources & Energy, Inc.	101	2,810
	Archrock, Inc.	171,289	3,429,206
	Baker Hughes Co.	287,856	10,961,556
*	Bristow Group, Inc.	11,880	394,060
	Cactus, Inc., Class A	22,615	1,340,843
#*	Centrus Energy Corp., Class A	6,752	700,925
	ChampionX Corp.	86,096	2,429,629
	Cheniere Energy, Inc.	17,531	3,355,083
*	Clean Energy Fuels Corp.	43,049	121,829
	Core Laboratories, Inc.	22,033	416,424
#	CVR Energy, Inc.	50,562	803,936
	Delek U.S. Holdings, Inc.	36,564	572,958
*	DMC Global, Inc.	20,221	204,030
	Excelerate Energy, Inc., Class A	4,350	103,878
*	Expro Group Holdings NV	61,978	790,220
*	Forum Energy Technologies, Inc.	10,231	143,029
*	Geospace Technologies Corp.	3,600	40,320
*	Gulf Island Fabrication, Inc.	8,500	46,835
	Halliburton Co.	288,257	7,996,249
*	Helix Energy Solutions Group, Inc.	125,835	1,163,974
	Helmerich & Payne, Inc.	7,226	242,794
	HF Sinclair Corp.	79,615	3,073,935
*	Innovex International, Inc.	26,323	373,523
	Kodiak Gas Services, Inc.	9,147	291,606
	Liberty Energy, Inc.	72,496	1,237,507
	Marathon Petroleum Corp.	110,776	16,114,585
*	Natural Gas Services Group, Inc.	14,200	277,894
		Shares	Value†
ENERGY — (Continued)
*	NCS Multistage Holdings, Inc.	500	$9,270
*	Newpark Resources, Inc.	88,168	587,199
	NOV, Inc.	239,226	3,710,395
*	Oceaneering International, Inc.	78,931	1,925,916
*	Oil States International, Inc.	58,080	274,718
	ONEOK, Inc.	54,026	5,234,039
	Phillips 66	82,330	10,029,441
*	ProFrac Holding Corp., Class A	8,893	52,958
*	ProPetro Holding Corp.	63,186	436,615
*	REX American Resources Corp.	12,978	580,506
	RPC, Inc.	105,981	601,972
	Schlumberger NV	328,618	13,167,723
	Select Water Solutions, Inc.	65,163	690,728
	Solaris Energy Infrastructure, Inc.	15,130	198,808
*	Stabilis Solutions, Inc.	1,422	6,157
	TechnipFMC PLC	273,545	7,300,916
*	TETRA Technologies, Inc.	73,498	246,218
#	Texas Pacific Land Corp.	7,586	8,845,276
#*	Transocean Ltd.	237,635	1,031,336
	Valero Energy Corp.	121,413	15,754,551
*	Weatherford International PLC	40,519	3,201,001
	World Kinect Corp.	40,909	1,069,770
TOTAL ENERGY			131,585,151
FINANCIALS — (17.4%)
	1st Source Corp.	11,484	680,197
	ACNB Corp.	674	28,308
	Affiliated Managers Group, Inc.	19,859	3,850,660
*	Affinity Bancshares, Inc.	498	10,657
*	Affirm Holdings, Inc.	66,852	2,931,460
	Aflac, Inc.	130,944	13,721,622
	Alerus Financial Corp.	750	15,173
	Allstate Corp.	51,812	9,663,974
	Ally Financial, Inc.	141,864	4,972,333
	Amalgamated Financial Corp.	15,984	530,109
*	Ambac Financial Group, Inc.	31,288	353,867

10

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Amerant Bancorp, Inc.	17,767	$378,792
*	American Coastal Insurance Corp., Class C	1,774	21,554
	American Express Co.	122,856	33,180,948
	American Financial Group, Inc.	37,198	4,795,938
	American International Group, Inc.	189,889	14,408,777
	Ameriprise Financial, Inc.	31,775	16,214,783
	Ameris Bancorp	26,452	1,639,759
	AMERISAFE, Inc.	8,964	484,504
	AmeriServ Financial, Inc.	3,000	8,370
	Aon PLC, Class A	24,485	8,982,812
	Apollo Global Management, Inc.	93,248	13,358,708
*	Arch Capital Group Ltd.	109,663	10,808,385
	ARES Management Corp., Class A	19,661	3,296,756
	Arrow Financial Corp.	6,059	172,924
	Arthur J Gallagher & Co.	14,220	3,998,664
	Artisan Partners Asset Management, Inc., Class A	26,761	1,180,160
	Associated Banc-Corp.	45,567	1,081,761
	Associated Capital Group, Inc., Class A	670	23,979
	Assurant, Inc.	18,171	3,483,381
	Assured Guaranty Ltd.	36,145	3,016,662
#	Atlantic Union Bankshares Corp.	42,266	1,597,655
*	Atlanticus Holdings Corp.	6,885	256,053
	Axis Capital Holdings Ltd.	54,623	4,274,796
*	Axos Financial, Inc.	26,620	1,802,706
#	B Riley Financial, Inc.	9,799	57,765
*	Baldwin Insurance Group, Inc.	5,143	237,915
	Banc of California, Inc.	40,957	629,100
	BancFirst Corp.	11,358	1,234,728
*	Bancorp, Inc.	32,595	1,638,225
	Bank First Corp.	192	17,666
		Shares	Value†
FINANCIALS — (Continued)
	Bank of America Corp.	593,476	$24,819,166
	Bank of Hawaii Corp.	14,004	1,011,509
	Bank of Marin Bancorp	4,276	94,970
	Bank of New York Mellon Corp.	111,951	8,436,627
	Bank of NT Butterfield & Son Ltd.	20,102	735,130
	Bank OZK	42,265	1,849,094
	BankFinancial Corp.	1,550	18,895
	BankUnited, Inc.	20,716	732,103
	Bankwell Financial Group, Inc.	459	13,086
	Banner Corp.	26,810	1,716,912
	Bar Harbor Bankshares	5,537	178,015
	BCB Bancorp, Inc.	10,900	132,326
	Berkshire Hills Bancorp, Inc.	13,261	361,097
	BGC Group, Inc., Class A	122,947	1,152,013
	Blackrock, Inc.	15,683	15,385,494
	Blackstone, Inc.	73,635	12,352,271
*	Block, Inc.	106,104	7,673,441
*	BM Technologies, Inc.	3,206	15,196
	BOK Financial Corp.	21,201	2,252,182
	Bread Financial Holdings, Inc.	21,048	1,049,243
*	Bridgewater Bancshares, Inc.	6,348	92,681
*	Brighthouse Financial, Inc.	37,615	1,779,190
	Brightsphere Investment Group, Inc.	13,581	358,403
	Brookline Bancorp, Inc.	54,753	615,971
	Brown & Brown, Inc.	37,996	3,975,901
	Business First Bancshares, Inc.	3,343	87,553
	Byline Bancorp, Inc.	14,567	391,998
	C&F Financial Corp.	202	12,629
	Cadence Bank	70,830	2,367,847
*	California BanCorp	1,248	18,196
	Camden National Corp.	5,650	237,018
	Capital Bancorp, Inc.	666	16,817
	Capital City Bank Group, Inc.	7,273	254,555
	Capital One Financial Corp.	62,410	10,159,724
	Capitol Federal Financial, Inc.	69,311	446,709

11

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Carlyle Group, Inc.	89,813	$4,493,344
	Cass Information Systems, Inc.	3,680	152,205
	Cathay General Bancorp	31,475	1,447,221
	Cboe Global Markets, Inc.	20,210	4,316,250
	Central Pacific Financial Corp.	5,803	156,333
	CF Bankshares, Inc.	1,038	26,344
	Charles Schwab Corp.	176,457	12,498,449
	Chemung Financial Corp.	900	43,002
	Chubb Ltd.	66,669	18,829,992
	Cincinnati Financial Corp.	31,705	4,465,015
	Citigroup, Inc.	140,902	9,041,681
	Citizens & Northern Corp.	11,409	215,858
	Citizens Financial Group, Inc.	107,987	4,548,412
#*	Citizens, Inc.	4,745	22,444
	City Holding Co.	6,590	768,394
	Civista Bancshares, Inc.	2,072	42,207
	CME Group, Inc.	21,684	4,886,706
	CNB Financial Corp.	9,908	251,465
	CNO Financial Group, Inc.	17,379	597,838
*	Coastal Financial Corp.	3,619	227,961
	Cohen & Steers, Inc.	15,222	1,503,477
*	Coinbase Global, Inc., Class A	18,923	3,391,948
	Colony Bankcorp, Inc.	989	15,043
*	Columbia Financial, Inc.	45,214	772,255
	Comerica, Inc.	528	33,639
	Commerce Bancshares, Inc.	42,237	2,639,813
	Community Financial System, Inc.	15,527	949,321
	Community Trust Bancorp, Inc.	9,403	487,075
	Community West Bancshares	2,618	49,061
	ConnectOne Bancorp, Inc.	14,523	352,038
*	Consumer Portfolio Services, Inc.	2,632	26,346
	Corebridge Financial, Inc.	246,675	7,836,865
*	Corpay, Inc.	7,494	2,470,922
		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co. (CRD/A US), Class A	2,485	$27,683
	Crawford & Co. (CRD/B US), Class B	33,605	375,704
*	Credit Acceptance Corp.	4,908	2,085,900
*	CrossFirst Bankshares, Inc.	23,512	369,138
	Cullen/Frost Bankers, Inc.	17,570	2,237,540
*	Customers Bancorp, Inc.	15,155	699,100
	CVB Financial Corp.	38,027	738,865
	Diamond Hill Investment Group, Inc.	1,753	264,563
	Dime Community Bancshares, Inc.	19,109	574,608
	Discover Financial Services	92,239	13,691,035
	Donegal Group, Inc. (DGICA US), Class A	18,392	278,823
*	Donnelley Financial Solutions, Inc.	13,002	758,537
	Eagle Bancorp, Inc.	18,307	479,826
	East West Bancorp, Inc.	37,101	3,616,976
	Eastern Bankshares, Inc.	44,552	727,534
*	eHealth, Inc.	11,013	55,395
	Employers Holdings, Inc.	19,411	945,704
	Enact Holdings, Inc.	7,312	249,266
*	Encore Capital Group, Inc.	14,337	654,914
*	Enova International, Inc.	17,477	1,518,926
*	Enstar Group Ltd.	8,226	2,652,885
	Enterprise Bancorp, Inc.	5,281	169,573
	Enterprise Financial Services Corp.	14,481	763,438
	Equitable Holdings, Inc.	156,605	7,100,471
	Equity Bancshares, Inc., Class A	7,700	327,173
	Erie Indemnity Co., Class A	13,648	6,125,768
	Esquire Financial Holdings, Inc.	3,182	211,858

12

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	ESSA Bancorp, Inc.	1,868	$35,156
	Essent Group Ltd.	50,545	3,033,205
*	Euronet Worldwide, Inc.	7,930	780,867
	Evercore, Inc., Class A	21,051	5,561,043
	Everest Group Ltd.	17,655	6,278,295
	EVERTEC, Inc.	5,433	177,985
*	EZCORP, Inc., Class A	22,641	260,145
	F&G Annuities & Life, Inc.	14,226	570,463
	FactSet Research Systems, Inc.	8,980	4,077,459
	Farmers National Banc Corp.	1,526	20,998
	FB Financial Corp.	24,306	1,195,855
	Federal Agricultural Mortgage Corp. (AGM US), Class C	5,226	957,769
	Federated Hermes, Inc.	40,234	1,614,590
	Fidelis Insurance Holdings Ltd.	2,916	50,330
	Fidelity National Financial, Inc.	209,213	12,588,346
	Fidelity National Information Services, Inc.	86,914	7,798,793
	Fifth Third Bancorp	66,107	2,887,554
	Financial Institutions, Inc.	3,311	79,497
	First American Financial Corp.	58,614	3,760,088
	First BanCorp	90,917	1,752,880
	First Bancorp, Inc.	990	25,641
	First Bancorp/Southern Pines NC	20,832	868,694
	First Bancshares, Inc.	12,504	418,509
	First Bank	14,059	199,075
	First Busey Corp.	21,621	525,607
	First Business Financial Services, Inc.	1,369	58,593
	First Capital, Inc.	400	14,450
	First Citizens BancShares, Inc., Class A	4,120	7,981,882
	First Commonwealth Financial Corp.	52,241	858,842
	First Community Bankshares, Inc.	6,768	280,601
		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	1,506	$35,752
	First Financial Bancorp	54,503	1,394,187
	First Financial Bankshares, Inc.	28,966	1,046,831
	First Financial Corp.	4,517	194,050
	First Financial Northwest, Inc.	1,300	29,250
	First Foundation, Inc.	25,586	172,194
	First Hawaiian, Inc.	47,843	1,183,636
	First Horizon Corp.	40,737	705,972
	First Internet Bancorp	909	31,788
	First Interstate BancSystem, Inc., Class A	30,595	942,326
	First Merchants Corp.	21,791	807,357
	First Mid Bancshares, Inc.	9,963	380,088
	First of Long Island Corp.	12,744	160,256
	First Savings Financial Group, Inc.	714	19,271
	First United Corp.	402	12,759
*	First Western Financial, Inc.	900	17,109
	FirstCash Holdings, Inc.	16,757	1,733,847
*	Fiserv, Inc.	53,932	10,673,143
	Five Star Bancorp	1,408	42,353
#	Flagstar Financial, Inc.	9,925	100,441
	Flushing Financial Corp.	12,042	188,758
	FNB Corp.	162,754	2,359,933
	Franklin Financial Services Corp.	387	12,647
	Franklin Resources, Inc.	123,492	2,564,929
	FS Bancorp, Inc.	1,212	53,037
	Fulton Financial Corp.	69,584	1,260,166
	GCM Grosvenor, Inc., Class A	2,700	31,158
*	Genworth Financial, Inc.	310,878	2,095,318
	German American Bancorp, Inc.	17,033	689,666
	Glacier Bancorp, Inc.	30,105	1,569,976
	Glen Burnie Bancorp	192	1,162
	Global Payments, Inc.	28,751	2,981,766
	Globe Life, Inc.	33,528	3,540,557
	Goldman Sachs Group, Inc.	39,495	20,450,116

13

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Goosehead Insurance, Inc., Class A	2,796	$304,484
	Great Southern Bancorp, Inc.	5,348	303,178
*	Green Dot Corp., Class A	28,239	320,795
	Greene County Bancorp, Inc.	6,632	185,696
*	Greenlight Capital Re Ltd., Class A	23,678	319,179
	Guaranty Bancshares, Inc.	581	19,092
	Hamilton Lane, Inc., Class A	11,843	2,127,477
	Hancock Whitney Corp.	6,877	358,154
	Hanmi Financial Corp.	11,684	267,213
	Hanover Insurance Group, Inc.	19,433	2,882,497
	HarborOne Bancorp, Inc.	17,022	202,051
	Hartford Financial Services Group, Inc.	150,635	16,636,129
	Hawthorn Bancshares, Inc.	713	20,278
	HBT Financial, Inc.	898	19,181
	HCI Group, Inc.	4,324	489,952
	Heartland Financial USA, Inc.	20,673	1,230,044
	Hennessy Advisors, Inc.	1,267	12,898
	Heritage Commerce Corp.	21,289	206,716
	Heritage Financial Corp.	11,021	253,373
*	Heritage Insurance Holdings, Inc.	7,320	75,762
	Hilltop Holdings, Inc.	10,662	326,577
	Hingham Institution For Savings	585	148,309
*	Hippo Holdings, Inc.	2,820	62,519
	Home Bancorp, Inc.	898	42,341
	Home BancShares, Inc.	64,598	1,762,879
	HomeStreet, Inc.	7,899	71,525
	HomeTrust Bancshares, Inc.	3,167	104,986
	Hope Bancorp, Inc.	42,908	531,630
	Horace Mann Educators Corp.	22,657	843,747
	Horizon Bancorp, Inc.	18,244	292,269
	Houlihan Lokey, Inc.	17,924	3,096,729
		Shares	Value†
FINANCIALS — (Continued)
	Huntington Bancshares, Inc.	21,955	$342,278
	IF Bancorp, Inc.	1,300	27,794
	Independent Bank Corp. (IBCP US)	6,401	209,825
	Independent Bank Corp. (INDB US)	11,297	710,581
	Independent Bank Group, Inc.	29,072	1,696,642
	Interactive Brokers Group, Inc., Class A	8,838	1,348,502
	Intercontinental Exchange, Inc.	31,977	4,984,255
	International Bancshares Corp.	24,898	1,525,251
*	International Money Express, Inc.	13,736	241,616
	Invesco Ltd.	206,808	3,586,051
	Investors Title Co.	494	114,252
	Jack Henry & Associates, Inc.	2,054	373,684
	Jackson Financial, Inc., Class A	34,271	3,425,386
	James River Group Holdings Ltd.	21,155	131,584
	Janus Henderson Group PLC	84,862	3,505,649
	Jefferies Financial Group, Inc.	56,976	3,645,324
	JPMorgan Chase & Co.	482,178	107,004,942
	Kearny Financial Corp.	26,285	183,732
	Kemper Corp.	30,748	1,914,678
	KeyCorp	230,451	3,975,280
*	Kingstone Cos., Inc.	9,273	98,479
*	Kingsway Financial Services, Inc.	1,712	15,322
	Kinsale Capital Group, Inc.	5,810	2,487,319
	KKR & Co., Inc.	53,126	7,344,138
	Lake Shore Bancorp, Inc.	663	8,858
	Lakeland Financial Corp.	12,730	828,341
	Landmark Bancorp, Inc.	552	11,586
	Lazard, Inc.	27,857	1,476,142
*	LendingClub Corp.	45,786	649,245
*	LendingTree, Inc.	572	32,621
	Lincoln National Corp.	92,366	3,209,719

14

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Live Oak Bancshares, Inc.	16,544	$656,962
*	loanDepot, Inc., Class A	9,581	20,312
	LPL Financial Holdings, Inc.	35,103	9,905,365
	M&T Bank Corp.	23,493	4,573,617
	Magyar Bancorp, Inc.	1,343	16,546
	MainStreet Bancshares, Inc.	515	8,894
*	Markel Group, Inc.	2,439	3,760,962
	MarketAxess Holdings, Inc.	6,426	1,859,813
	Marsh & McLennan Cos., Inc.	44,447	9,700,113
	Mastercard, Inc., Class A	125,721	62,808,954
	Mercantile Bank Corp.	6,280	269,161
	Merchants Bancorp	19,746	729,417
	Mercury General Corp.	29,879	2,020,717
	Meridian Corp.	2,100	29,484
	MetLife, Inc.	256,792	20,137,629
	Metrocity Bankshares, Inc.	1,072	31,710
*	Metropolitan Bank Holding Corp.	2,400	128,400
	MGIC Investment Corp.	163,819	4,102,028
	Mid Penn Bancorp, Inc.	12,010	379,396
	Middlefield Banc Corp.	954	26,941
	Midland States Bancorp, Inc.	11,651	289,061
	MidWestOne Financial Group, Inc.	5,831	168,749
	Moelis & Co., Class A	19,987	1,327,137
	Moody's Corp.	25,596	11,621,608
	Morgan Stanley	195,438	22,719,668
	Morningstar, Inc.	12,452	4,084,879
*	Mr. Cooper Group, Inc.	33,693	2,983,515
	MSCI, Inc.	15,147	8,651,966
	MVB Financial Corp.	8,282	157,275
	Nasdaq, Inc.	55,286	4,086,741
	National Bank Holdings Corp., Class A	17,916	805,503
	National Bankshares, Inc.	507	14,490
	Navient Corp.	97,570	1,388,421
	NBT Bancorp, Inc.	16,404	729,650
		Shares	Value†
FINANCIALS — (Continued)
*	NCR Atleos Corp.	33,343	$872,920
	Nelnet, Inc., Class A	13,645	1,537,792
*	NerdWallet, Inc., Class A	15,141	222,421
*	NI Holdings, Inc.	2,397	37,633
	Nicolet Bankshares, Inc.	5,267	535,601
*	NMI Holdings, Inc.	44,940	1,738,279
	Northeast Bank	1,100	97,746
	Northeast Community Bancorp, Inc.	1,191	30,918
	Northern Trust Corp.	60,034	6,034,618
	Northfield Bancorp, Inc.	15,762	185,519
	Northwest Bancshares, Inc.	71,981	956,627
	Norwood Financial Corp.	600	17,598
	Oak Valley Bancorp	392	10,584
	OceanFirst Financial Corp.	38,089	693,220
	OFG Bancorp	21,592	869,510
	Ohio Valley Banc Corp.	243	5,713
*	Old Market Capital Corp.	2,510	15,060
	Old National Bancorp	123,556	2,379,689
	Old Point Financial Corp.	614	12,581
	Old Republic International Corp.	160,655	5,611,679
	Old Second Bancorp, Inc.	14,321	235,151
	OneMain Holdings, Inc.	62,968	3,127,621
*	Onity Group, Inc.	3,051	90,676
	OP Bancorp	965	14,292
*	Open Lending Corp.	33,122	185,483
	Oppenheimer Holdings, Inc., Class A	4,778	269,623
	OppFi, Inc.	2,742	14,039
*	OptimumBank Holdings, Inc.	2,226	10,596
	Origin Bancorp, Inc.	7,350	230,717
	Orrstown Financial Services, Inc.	2,128	79,672
*	Oscar Health, Inc., Class A	71,768	1,205,702
	Pacific Premier Bancorp, Inc.	53,630	1,368,101
*	Palomar Holdings, Inc.	12,710	1,140,977
	Park National Corp.	6,534	1,128,945

15

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Parke Bancorp, Inc.	2,561	$54,088
	Pathfinder Bancorp, Inc.	900	15,525
	Pathward Financial, Inc.	13,054	923,701
*	PayPal Holdings, Inc.	181,739	14,411,903
*	Paysafe Ltd.	12,640	268,474
*	Paysign, Inc.	3,895	14,061
	PCB Bancorp	653	12,257
	Peapack-Gladstone Financial Corp.	9,037	290,449
	PennyMac Financial Services, Inc.	24,181	2,410,362
	Peoples Bancorp of North Carolina, Inc.	1,287	33,140
	Peoples Bancorp, Inc.	16,386	504,361
	Peoples Financial Services Corp.	500	23,330
	Pinnacle Financial Partners, Inc.	21,604	2,278,142
*	Pioneer Bancorp, Inc.	1,058	11,850
	Piper Sandler Cos.	7,407	2,100,921
	PJT Partners, Inc., Class A	4,492	624,208
	Plumas Bancorp	646	26,815
	PNC Financial Services Group, Inc.	25,843	4,865,462
*	Ponce Financial Group, Inc.	1,223	13,759
	Popular, Inc.	31,365	2,798,699
*	PRA Group, Inc.	19,251	388,100
	Preferred Bank	6,166	520,225
	Premier Financial Corp.	24,956	615,415
	Primerica, Inc.	19,688	5,449,835
	Primis Financial Corp.	3,200	35,936
	Princeton Bancorp, Inc.	708	24,865
	Principal Financial Group, Inc.	89,290	7,357,496
*	Priority Technology Holdings, Inc.	2,039	10,990
*	ProAssurance Corp.	30,967	461,099
	PROG Holdings, Inc.	43,250	1,888,728
	Progressive Corp.	83,273	20,221,183
	Prosperity Bancshares, Inc.	28,659	2,097,839
*	Provident Bancorp, Inc.	1,077	11,168
	Provident Financial Holdings, Inc.	415	6,459
	Provident Financial Services, Inc.	37,279	696,372
		Shares	Value†
FINANCIALS — (Continued)
	Prudential Financial, Inc.	160,801	$19,694,906
	QCR Holdings, Inc.	7,184	568,254
	Radian Group, Inc.	77,752	2,714,322
	Raymond James Financial, Inc.	48,246	7,151,022
	Red River Bancshares, Inc.	148	7,729
	Regional Management Corp.	662	19,013
	Regions Financial Corp.	96,306	2,298,824
	Reinsurance Group of America, Inc.	29,244	6,172,824
	RenaissanceRe Holdings Ltd.	22,894	6,007,386
	Renasant Corp.	35,179	1,199,956
*	Repay Holdings Corp.	17,929	142,625
	Republic Bancorp, Inc., Class A	2,649	178,808
*	Rhinebeck Bancorp, Inc.	919	8,418
	Richmond Mutual BanCorp, Inc.	1,351	17,563
	RLI Corp.	20,908	3,261,021
*	Robinhood Markets, Inc., Class A	254,180	5,970,688
*	Rocket Cos., Inc., Class A	10,424	167,826
	S&P Global, Inc.	29,014	13,937,165
	S&T Bancorp, Inc.	17,418	661,536
	Safety Insurance Group, Inc.	8,226	643,808
	Sandy Spring Bancorp, Inc.	22,358	752,123
	SB Financial Group, Inc.	1,702	32,695
	Seacoast Banking Corp. of Florida	18,946	505,858
*	Security National Financial Corp., Class A	1,151	11,119
	SEI Investments Co.	52,186	3,901,425
	Selective Insurance Group, Inc.	26,664	2,421,624
	ServisFirst Bancshares, Inc.	16,346	1,359,006
*	Shift4 Payments, Inc., Class A	4,150	375,326
	Shore Bancshares, Inc.	3,170	46,092
	Sierra Bancorp	1,779	50,524

16

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Silvercrest Asset Management Group, Inc., Class A	953	$16,611
	Simmons First National Corp., Class A	58,474	1,356,597
*	SiriusPoint Ltd.	104,416	1,372,026
*	Skyward Specialty Insurance Group, Inc.	2,890	127,767
	SLM Corp.	138,971	3,061,531
	SmartFinancial, Inc.	2,470	81,905
*	SoFi Technologies, Inc.	198,233	2,214,263
	Sound Financial Bancorp, Inc.	200	10,576
	South Plains Financial, Inc.	1,718	57,897
*	Southern First Bancshares, Inc.	700	26,747
	Southern Missouri Bancorp, Inc.	1,543	91,500
	Southside Bancshares, Inc.	12,709	411,772
	SouthState Corp.	31,029	3,026,258
	State Street Corp.	45,941	4,263,325
	Stellar Bancorp, Inc.	6,481	176,413
	Stewart Information Services Corp.	15,213	1,046,654
	Stifel Financial Corp.	32,104	3,326,616
	Stock Yards Bancorp, Inc.	11,208	722,692
*	StoneX Group, Inc.	11,511	1,036,450
	Summit State Bank	922	6,224
*	SWK Holdings Corp.	691	11,339
	Synchrony Financial	157,018	8,657,973
	Synovus Financial Corp.	45,941	2,291,078
	T. Rowe Price Group, Inc.	42,877	4,710,467
*	Texas Capital Bancshares, Inc.	19,486	1,499,448
	TFS Financial Corp.	48,100	618,085
*	Third Coast Bancshares, Inc.	659	21,464
	Timberland Bancorp, Inc.	618	17,848
	Tiptree, Inc.	18,783	383,361
#*	Toast, Inc., Class A	90,914	2,730,147
	Tompkins Financial Corp.	6,386	412,152
	Towne Bank	31,019	1,008,738
		Shares	Value†
FINANCIALS — (Continued)
	Tradeweb Markets, Inc., Class A	5,958	$756,666
	Travelers Cos., Inc.	100,687	24,762,961
	TriCo Bancshares	13,353	570,574
*	Triumph Financial, Inc.	9,377	828,645
	Truist Financial Corp.	8,514	366,528
	TrustCo Bank Corp.	13,325	439,459
	Trustmark Corp.	42,990	1,492,613
	U.S. Bancorp	105,931	5,117,527
	U.S. Global Investors, Inc., Class A	4,086	10,011
	UMB Financial Corp.	19,051	2,090,466
	United Bancorp, Inc.	1,200	15,720
	United Bancshares, Inc.	300	6,150
	United Bankshares, Inc.	106,071	3,996,755
	United Community Banks, Inc.	30,345	863,619
	United Fire Group, Inc.	14,283	280,518
	United Security Bancshares	442	3,907
	Universal Insurance Holdings, Inc.	17,456	348,073
	Univest Financial Corp.	13,273	369,388
	Unum Group	90,874	5,832,293
	USCB Financial Holdings, Inc.	723	10,498
	UWM Holdings Corp.	15,262	98,287
	Valley National Bancorp	206,643	1,956,909
*	Velocity Financial, Inc.	574	11,027
	Veritex Holdings, Inc.	14,836	400,572
	Victory Capital Holdings, Inc., Class A	26,320	1,577,358
	Virtu Financial, Inc., Class A	34,775	1,076,634
	Virtus Investment Partners, Inc.	3,973	859,638
	Visa, Inc., Class A	235,534	68,269,530
	Voya Financial, Inc.	47,539	3,817,382
	W.R. Berkley Corp.	149,127	8,525,591
	WaFd, Inc.	32,119	1,091,404
	Walker & Dunlop, Inc.	17,921	1,960,020
	Washington Trust Bancorp, Inc.	7,092	242,050
	Waterstone Financial, Inc.	8,901	131,201

17

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	55,147	$2,856,615
	Wells Fargo & Co.	250,927	16,290,181
	WesBanco, Inc.	43,197	1,358,546
	West BanCorp, Inc.	2,622	56,557
	Westamerica BanCorp	13,545	697,838
	Western Alliance Bancorp	29,295	2,437,637
	Western New England Bancorp, Inc.	2,300	20,033
	Western Union Co.	117,702	1,266,474
	Westwood Holdings Group, Inc.	1,000	15,620
*	WEX, Inc.	13,573	2,342,700
	White Mountains Insurance Group Ltd.	1,380	2,480,053
	Willis Towers Watson PLC	21,041	6,358,380
	Wintrust Financial Corp.	25,082	2,906,753
	WisdomTree, Inc.	84,822	877,908
*	World Acceptance Corp.	3,007	343,099
	WSFS Financial Corp.	24,165	1,188,193
	WVS Financial Corp.	100	1,273
	Zions Bancorp NA	36,486	1,899,461
TOTAL FINANCIALS			1,305,200,731
HEALTH CARE — (11.8%)
	Abbott Laboratories	97,794	11,086,906
	AbbVie, Inc.	269,102	54,861,825
††	Abiomed, Inc.	5,835	91,084
*	Acadia Healthcare Co., Inc.	21,226	906,138
*	Accolade, Inc.	39,895	126,467
*	Accuray, Inc.	44,085	76,267
*	AdaptHealth Corp.	26,252	270,133
*	Adaptive Biotechnologies Corp.	55,669	269,438
*	Addus HomeCare Corp.	4,196	522,066
	Agilent Technologies, Inc.	53,955	7,030,876
*	Agios Pharmaceuticals, Inc.	1,239	55,049
††	Albireo Pharma, Inc.	3,349	19,458
*	Align Technology, Inc.	18,133	3,717,809
		Shares	Value†
HEALTH CARE — (Continued)
*	Allogene Therapeutics, Inc.	19,929	$50,919
*	Alnylam Pharmaceuticals, Inc.	10,370	2,764,538
*	Amedisys, Inc.	2,407	227,702
	Amgen, Inc.	87,500	28,014,000
*	AMN Healthcare Services, Inc.	21,352	810,095
*	AngioDynamics, Inc.	23,477	157,061
*	ANI Pharmaceuticals, Inc.	589	33,717
*	Anika Therapeutics, Inc.	5,680	97,185
*	Arcus Biosciences, Inc.	27,031	413,574
*	Artivion, Inc.	7,700	202,741
*	Astrana Health, Inc.	12,543	674,563
*	Astria Therapeutics, Inc.	10,807	120,822
*	AtriCure, Inc.	18,588	616,750
*	Avanos Medical, Inc.	26,130	488,108
*	Avantor, Inc.	222,376	4,974,551
*	Axogen, Inc.	9,935	139,090
*	Axonics, Inc.	6,683	469,815
*	Azenta, Inc.	20,643	848,221
	Becton Dickinson & Co.	21,956	5,128,702
*	Biogen, Inc.	27,716	4,822,584
*	BioLife Solutions, Inc.	8,295	194,103
*	BioMarin Pharmaceutical, Inc.	51,143	3,369,812
*	Bio-Rad Laboratories, Inc., Class A	5,862	2,099,710
*	Biote Corp., Class A	13,313	67,896
	Bio-Techne Corp.	42,464	3,131,720
*	Boston Scientific Corp.	125,585	10,551,652
	Bristol-Myers Squibb Co.	552,582	30,817,498
*	Brookdale Senior Living, Inc.	20,625	129,319
	Bruker Corp.	56,630	3,205,824
	Cardinal Health, Inc.	68,878	7,474,641
*	CareCloud, Inc.	2,228	5,147
*	CareDx, Inc.	6,855	151,701
*	Castle Biosciences, Inc.	13,600	471,512
	Cencora, Inc.	49,655	11,325,312
*	Centene Corp.	152,289	9,481,513
*	Certara, Inc.	111,141	1,133,638

18

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Charles River Laboratories International, Inc.	2,096	$374,304
	Chemed Corp.	2,578	1,392,739
††	Chinook Therapeutics, Inc.	11,306	14,133
*	ChromaDex Corp.	3,862	13,478
	Cigna Group	68,560	21,583,374
*	Community Health Systems, Inc.	6,196	25,094
	CONMED Corp.	8,123	554,314
*	Cooper Cos., Inc.	26,109	2,733,090
*	CorVel Corp.	8,012	2,386,134
#*	CRISPR Therapeutics AG	25,886	1,200,852
*	Cross Country Healthcare, Inc.	23,224	264,986
*	CryoPort, Inc.	19,005	126,573
*	Cullinan Therapeutics, Inc.	100	1,555
	CVS Health Corp.	242,906	13,714,473
	Danaher Corp.	69,334	17,032,590
*	DaVita, Inc.	23,310	3,258,971
*	Definitive Healthcare Corp.	38,735	160,750
*	Denali Therapeutics, Inc.	2,472	64,173
	Dentsply Sirona, Inc.	62,467	1,447,360
*	Design Therapeutics, Inc.	2,193	11,491
*	Dexcom, Inc.	44,072	3,106,195
*	Doximity, Inc., Class A	56,211	2,346,247
*	Dynavax Technologies Corp.	31,261	370,443
*	Edwards Lifesciences Corp.	84,225	5,643,917
*	Elanco Animal Health, Inc.	5,375	67,940
*	Electromed, Inc.	2,300	53,475
	Elevance Health, Inc.	50,876	20,643,446
	Eli Lilly & Co.	76,168	63,199,636
	Embecta Corp.	22,233	313,041
	Encompass Health Corp.	21,654	2,153,707
*	Enhabit, Inc.	12,300	84,747
*	Enovis Corp.	3,344	138,007
	Ensign Group, Inc.	9,865	1,528,976
*	Envista Holdings Corp.	72,350	1,517,180
*	Evolent Health, Inc., Class A	44,287	1,034,101
#*	Exact Sciences Corp.	47,750	3,291,408
*	Exagen, Inc.	755	1,835
		Shares	Value†
HEALTH CARE — (Continued)
*	FONAR Corp.	776	$11,795
*	Fortrea Holdings, Inc.	20,313	341,665
*	Fulgent Genetics, Inc.	15,506	332,604
*	GE HealthCare Technologies, Inc.	94,942	8,293,184
	Gilead Sciences, Inc.	260,829	23,166,832
*	Glaukos Corp.	2,950	390,138
*	GoodRx Holdings, Inc., Class A	47,924	293,295
*	GRAIL, Inc.	3,414	46,328
*	Haemonetics Corp.	10,490	746,468
*	Halozyme Therapeutics, Inc.	7,386	373,510
*	Harvard Bioscience, Inc.	3,317	7,795
	HCA Healthcare, Inc.	12,611	4,524,070
*	Health Catalyst, Inc.	37,632	292,401
*	HealthEquity, Inc.	28,074	2,393,309
	HealthStream, Inc.	14,850	434,140
*	Henry Schein, Inc.	53,133	3,731,531
*	Hims & Hers Health, Inc.	9,841	185,306
*	Hologic, Inc.	81,962	6,628,267
	Humana, Inc.	20,840	5,373,177
*	ICON PLC	28,338	6,294,153
*	ICU Medical, Inc.	3,649	622,994
*	IDEXX Laboratories, Inc.	20,849	8,483,875
*	Illumina, Inc.	14,639	2,110,065
*	Inari Medical, Inc.	13,968	676,051
*	Incyte Corp.	69,536	5,154,008
*	InfuSystem Holdings, Inc.	2,116	13,098
*	Innoviva, Inc.	6,061	118,553
*	Inogen, Inc.	5,653	49,351
*	Inspire Medical Systems, Inc.	5,491	1,070,965
*	Insulet Corp.	11,651	2,697,556
*	Integer Holdings Corp.	13,826	1,717,881
*	Integra LifeSciences Holdings Corp.	18,636	349,611
*	Intuitive Surgical, Inc.	21,266	10,714,661
*	IQVIA Holdings, Inc.	49,615	10,211,759
	iRadimed Corp.	1,652	81,394
*	Jazz Pharmaceuticals PLC	3,701	407,221
	Johnson & Johnson	413,006	66,023,139
*	Joint Corp.	1,721	19,017
*	Journey Medical Corp.	1,599	9,194
*	KalVista Pharmaceuticals, Inc.	12,280	126,116

19

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Kewaunee Scientific Corp.	2,477	$78,570
*	Kymera Therapeutics, Inc.	1,426	65,838
	Labcorp Holdings, Inc.	18,021	4,113,654
*	Lantern Pharma, Inc.	2,216	6,925
	LeMaitre Vascular, Inc.	6,941	613,515
*	LENSAR, Inc.	1,319	7,492
*	Lisata Therapeutics, Inc.	1,157	3,274
*	LivaNova PLC	13,536	698,728
*	Maravai LifeSciences Holdings, Inc., Class A	37,595	278,579
*	Masimo Corp.	14,203	2,045,374
*	MaxCyte, Inc.	20,830	74,571
	McKesson Corp.	22,124	11,075,053
*	Medpace Holdings, Inc.	8,275	2,600,171
	Medtronic PLC	142,929	12,756,413
	Merck & Co., Inc.	310,368	31,756,854
*	Merit Medical Systems, Inc.	17,637	1,740,066
*††	Merrimack Pharmaceuticals, Inc.	2,200	0
	Mesa Laboratories, Inc.	2,573	293,425
*	Mettler-Toledo International, Inc.	3,222	4,162,019
††	Mirati Therapeutics, Inc.	8,088	24,102
*	Moderna, Inc.	78,949	4,291,668
*	ModivCare, Inc.	2,046	33,084
*	Molina Healthcare, Inc.	31,084	9,984,803
*	Myriad Genetics, Inc.	42,499	933,278
*	Natera, Inc.	6,912	836,076
	National HealthCare Corp.	2,509	291,119
	National Research Corp.	4,399	79,754
*	NeoGenomics, Inc.	48,904	664,605
*	OmniAb, Inc. (OABI UQ)	72,785	297,691
*	Omnicell, Inc.	10,710	520,934
*	OptimizeRx Corp.	4,481	23,391
*	Option Care Health, Inc.	50,018	1,152,415
*	OraSure Technologies, Inc.	11,284	45,869
	Organon & Co.	57,298	1,076,056
		Shares	Value†
HEALTH CARE — (Continued)
*	ORIC Pharmaceuticals, Inc.	5,234	$49,095
*	Orthofix Medical, Inc.	120	1,943
*	Owens & Minor, Inc.	58,139	738,947
	Patterson Cos., Inc.	44,327	931,310
#*††	PDL BioPharma, Inc.	17,391	20,869
*	Pediatrix Medical Group, Inc.	59,160	728,851
*	Pennant Group, Inc.	4,984	159,338
*	Penumbra, Inc.	6,035	1,381,230
*	Performant Financial Corp.	4,894	19,038
	Perrigo Co. PLC	33,259	852,428
*	Personalis, Inc.	10,588	53,469
	Pfizer, Inc.	661,561	18,722,176
#	Premier, Inc., Class A	66,714	1,344,287
*	Privia Health Group, Inc.	5,600	102,816
*	Pro-Dex, Inc.	1,452	45,041
*	Progyny, Inc.	5,729	86,221
*	Prothena Corp. PLC	13,169	223,873
*	Quanterix Corp.	19,606	259,093
	Quest Diagnostics, Inc.	20,932	3,240,902
*	R1 RCM, Inc.	52,809	753,056
*	RadNet, Inc.	21,756	1,415,010
*	Regeneron Pharmaceuticals, Inc.	17,466	14,640,001
*	Repligen Corp.	15,222	2,043,858
	ResMed, Inc.	24,065	5,835,041
	Revvity, Inc.	35,742	4,238,644
*	Rezolute, Inc.	5,021	27,515
*	Rocket Pharmaceuticals, Inc.	10,114	168,398
*	Rockwell Medical, Inc.	8,562	31,251
	Royalty Pharma PLC, Class A	59,886	1,616,922
*	Sanara Medtech, Inc.	432	14,256
*	Schrodinger, Inc.	23,727	417,477
#	Select Medical Holdings Corp.	16,871	541,222
*	Semler Scientific, Inc.	3,301	96,983
	SIGA Technologies, Inc.	8,665	62,561
*	Sight Sciences, Inc.	1,259	6,295
	Simulations Plus, Inc.	4,415	120,176
*	Solventum Corp.	5,592	405,867
*	Sotera Health Co.	12,850	201,360
*	STAAR Surgical Co.	2,748	79,665
	STERIS PLC	8,141	1,806,081

20

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Stoke Therapeutics, Inc.	8,057	$99,585
	Stryker Corp.	31,892	11,362,482
*	Supernus Pharmaceuticals, Inc.	2,409	82,075
*	Surgery Partners, Inc.	4,284	123,379
*	Surmodics, Inc.	1,798	67,461
*	Talkspace, Inc.	20,792	65,079
*	Teladoc Health, Inc.	73,201	658,809
	Teleflex, Inc.	11,518	2,315,809
*	Tenet Healthcare Corp.	20,464	3,172,329
	Thermo Fisher Scientific, Inc.	36,770	20,088,186
*	Third Harmonic Bio, Inc.	903	12,452
*	TruBridge, Inc.	7,089	90,952
*	TScan Therapeutics, Inc.	6,001	27,245
*	Twist Bioscience Corp.	833	33,620
	U.S. Physical Therapy, Inc.	4,407	353,353
	UnitedHealth Group, Inc.	174,757	98,650,327
	Universal Health Services, Inc., Class B	11,185	2,285,207
	Utah Medical Products, Inc.	407	25,796
*	Varex Imaging Corp.	18,200	238,966
*	Veeva Systems, Inc., Class A	30,452	6,359,291
*	Veracyte, Inc.	4,335	146,263
*	Vertex Pharmaceuticals, Inc.	27,718	13,193,214
	Viatris, Inc.	5,952	69,043
*	Waters Corp.	11,045	3,568,750
*	Werewolf Therapeutics, Inc.	1,900	4,855
*	Xencor, Inc.	28,523	599,268
*	Xenon Pharmaceuticals, Inc.	1,930	79,342
	Zimmer Biomet Holdings, Inc.	33,671	3,600,103
*	Zimvie, Inc.	8,156	112,267
TOTAL HEALTH CARE			883,663,904
INDUSTRIALS — (13.2%)
*	3D Systems Corp.	52,529	157,587
		Shares	Value†
INDUSTRIALS — (Continued)
	3M Co.	22,369	$2,873,745
	A.O. Smith Corp.	38,757	2,910,651
	AAON, Inc.	21,741	2,483,257
*	AAR Corp.	12,924	758,639
	ABM Industries, Inc.	38,932	2,065,732
	ACCO Brands Corp.	60,624	297,058
	Acme United Corp.	500	19,850
	Acuity Brands, Inc.	10,503	3,158,147
*	ACV Auctions, Inc., Class A	35,590	615,351
	Advanced Drainage Systems, Inc.	12,976	1,944,843
	AECOM	65,802	7,027,654
*	AeroVironment, Inc.	7,310	1,571,358
	AGCO Corp.	39,019	3,895,657
*	Air Industries Group	2,099	11,901
	Air Lease Corp.	78,701	3,490,389
	Alamo Group, Inc.	4,755	806,163
	Albany International Corp., Class A	10,339	702,225
*	Alight, Inc., Class A	63,368	439,140
	Allegion PLC	28,545	3,985,738
	Allient, Inc.	4,558	78,808
	Allison Transmission Holdings, Inc.	50,036	5,346,847
*	Alpha Pro Tech Ltd.	1,109	6,199
	Alta Equipment Group, Inc.	6,300	40,950
*	Amentum Holdings, Inc.	46,588	1,385,527
*	Ameresco, Inc., Class A	6,493	199,790
*	American Superconductor Corp.	9,413	230,807
*	American Woodmark Corp.	4,726	428,695
	AMETEK, Inc.	34,279	6,284,712
*	API Group Corp.	99,820	3,407,855
	Apogee Enterprises, Inc.	8,543	639,358
	Applied Industrial Technologies, Inc.	13,457	3,116,507
	ArcBest Corp.	6,940	723,009
	Arcosa, Inc.	8,448	791,071
	Argan, Inc.	6,356	839,246
	Armstrong World Industries, Inc.	7,400	1,032,670
*	Array Technologies, Inc.	5,449	35,582
	Astec Industries, Inc.	9,809	311,730
*	Astronics Corp. (ATRO US)	12,713	221,079

21

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp. (ATROB US), Class B	988	$17,458
*	Asure Software, Inc.	16,620	164,870
	Atkore, Inc.	21,145	1,813,395
	Atmus Filtration Technologies, Inc.	2,986	116,275
	Automatic Data Processing, Inc.	106,683	30,856,991
*	AZEK Co., Inc.	27,132	1,193,808
	AZZ, Inc.	10,432	794,710
	Barnes Group, Inc.	19,189	897,278
	Barrett Business Services, Inc.	16,800	607,992
*	Beacon Roofing Supply, Inc.	40,242	3,705,081
	BGSF, Inc.	2,055	15,269
*	Blue Bird Corp.	7,351	309,551
*	BlueLinx Holdings, Inc.	5,699	623,813
	Boise Cascade Co.	19,523	2,597,145
	Booz Allen Hamilton Holding Corp.	49,128	8,924,592
	Brady Corp., Class A	8,696	618,633
*	BrightView Holdings, Inc.	24,550	402,129
	Brink's Co.	14,105	1,449,853
	Broadridge Financial Solutions, Inc.	26,587	5,606,135
*	Builders FirstSource, Inc.	76,911	13,182,545
	BWX Technologies, Inc.	31,813	3,873,233
*	Byrna Technologies, Inc.	3,684	53,086
*	CACI International, Inc., Class A	11,545	6,379,305
	Cadre Holdings, Inc.	1,793	62,343
	Carlisle Cos., Inc.	13,200	5,573,436
	Carrier Global Corp.	192,509	13,999,254
	Caterpillar, Inc.	95,906	36,079,837
*	CBIZ, Inc.	18,727	1,290,852
*	CECO Environmental Corp.	10,415	247,877
	CH Robinson Worldwide, Inc.	52,633	5,423,304
#*	Chart Industries, Inc.	7,934	957,792
*	Cimpress PLC	7,310	504,463
	Cintas Corp.	33,352	6,864,175
	Civeo Corp.	3,841	98,522
#*	Clarivate PLC	395,499	2,610,293
	CNH Industrial NV	177,302	1,991,101
	Columbus McKinnon Corp.	12,349	392,822
		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	14,676	$5,738,903
*	Commercial Vehicle Group, Inc.	4,998	14,544
#	Concentrix Corp.	12,177	517,644
*	Conduent, Inc.	126,948	457,013
*	Construction Partners, Inc., Class A	13,366	1,052,305
	Copa Holdings SA, Class A	1,674	162,880
*	Copart, Inc.	108,623	5,590,826
*	Core & Main, Inc., Class A	72,247	3,199,097
	Covenant Logistics Group, Inc.	3,969	200,831
	CRA International, Inc.	4,277	779,013
	Crane Co.	19,929	3,134,433
	CSG Systems International, Inc.	13,761	641,400
	CSW Industrials, Inc.	2,666	941,365
	CSX Corp.	135,577	4,560,810
	Cummins, Inc.	31,008	10,201,012
	Curtiss-Wright Corp.	14,543	5,016,753
#*	Dayforce, Inc.	46,262	3,282,289
	Deere & Co.	53,725	21,741,970
	Deluxe Corp.	14,464	271,345
*	Distribution Solutions Group, Inc.	3,981	153,269
*	DLH Holdings Corp.	3,807	30,837
*	DNOW, Inc.	62,622	740,818
	Donaldson Co., Inc.	41,807	3,058,600
	Douglas Dynamics, Inc.	9,728	220,339
	Dover Corp.	32,492	6,151,710
*	Driven Brands Holdings, Inc.	14,793	219,676
*	Ducommun, Inc.	6,150	361,559
	Dun & Bradstreet Holdings, Inc.	229,629	2,730,289
*	DXP Enterprises, Inc.	8,736	428,763
*	Dycom Industries, Inc.	10,858	1,892,875
	Eastern Co.	406	12,643
	Eaton Corp. PLC	48,798	16,180,441
	EMCOR Group, Inc.	21,238	9,473,635
	Emerson Electric Co.	53,871	5,832,613
*	Energy Recovery, Inc.	24,144	431,212
	Enerpac Tool Group Corp.	19,790	873,135
	EnerSys	12,751	1,235,062
	Ennis, Inc.	9,841	200,363
	Enpro, Inc.	7,949	1,157,454
*	Enviri Corp.	18,453	141,350

22

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Equifax, Inc.	37,994	$10,069,170
	Esab Corp.	18,212	2,240,804
	ESCO Technologies, Inc.	10,261	1,288,166
	EVI Industries, Inc.	546	10,854
*	ExlService Holdings, Inc.	49,225	2,051,206
	Expeditors International of Washington, Inc.	74,296	8,841,224
	Exponent, Inc.	17,890	1,688,458
	Fastenal Co.	120,564	9,425,694
	Federal Signal Corp.	20,957	1,709,463
	FedEx Corp.	31,108	8,518,926
	Ferguson Enterprises, Inc.	53,903	10,604,876
*	First Advantage Corp.	15,467	280,262
	Flowserve Corp.	50,725	2,670,164
*	Fluence Energy, Inc.	24,319	528,938
*	Fluor Corp.	80,455	4,206,187
*	Forrester Research, Inc.	6,479	95,047
	Fortive Corp.	64,584	4,613,235
	Fortune Brands Innovations, Inc.	54,020	4,501,487
*	Franklin Covey Co.	1,000	39,810
	Franklin Electric Co., Inc.	16,186	1,549,162
*	FreightCar America, Inc.	1,380	19,817
	FTAI Aviation Ltd.	5,097	685,241
	FTAI Infrastructure, Inc.	15,175	122,462
*	FTI Consulting, Inc.	13,067	2,549,110
*	Gates Industrial Corp. PLC	50,501	977,194
	GATX Corp.	12,483	1,719,658
*	Gencor Industries, Inc.	1,295	25,796
*	Generac Holdings, Inc.	13,339	2,208,271
	General Dynamics Corp.	36,473	10,635,892
	General Electric Co.	95,229	16,358,438
	Genpact Ltd.	65,648	2,505,784
*	Gibraltar Industries, Inc.	11,471	774,178
	Global Industrial Co.	13,866	367,865
*	GMS, Inc.	23,585	2,120,056
	Gorman-Rupp Co.	10,775	398,136
	Graco, Inc.	41,819	3,406,158
*	Graham Corp.	890	24,938
	Granite Construction, Inc.	11,223	943,293
		Shares	Value†
INDUSTRIALS — (Continued)
*	Great Lakes Dredge & Dock Corp.	29,051	$332,053
	Greenbrier Cos., Inc.	14,859	880,693
	Griffon Corp.	11,346	713,436
*	GXO Logistics, Inc.	39,365	2,354,421
	H&E Equipment Services, Inc.	19,559	1,021,958
*	Hayward Holdings, Inc.	52,331	850,902
*	Healthcare Services Group, Inc.	24,678	270,718
	Heartland Express, Inc.	21,648	233,907
#	HEICO Corp. (HEI US)	6,380	1,562,781
	HEICO Corp. (HEIA US), Class A	10,599	2,035,114
	Heidrick & Struggles International, Inc.	16,069	627,655
	Helios Technologies, Inc.	10,966	505,862
	Herc Holdings, Inc.	13,754	2,876,512
	Hexcel Corp.	22,960	1,347,522
	Hillenbrand, Inc.	30,207	832,203
*	Hillman Solutions Corp.	27,976	296,546
	HNI Corp.	27,994	1,379,544
	Honeywell International, Inc.	54,569	11,223,752
	Howmet Aerospace, Inc.	44,416	4,429,164
	Hub Group, Inc., Class A	30,558	1,325,912
	Hubbell, Inc.	13,420	5,730,743
*	Hudson Technologies, Inc.	20,363	156,184
	Huntington Ingalls Industries, Inc.	15,881	2,937,350
	Hurco Cos., Inc.	600	12,606
*	Huron Consulting Group, Inc.	15,259	1,765,924
*	Hyliion Holdings Corp.	5,438	12,997
	Hyster-Yale, Inc.	6,410	406,843
*	IBEX Holdings Ltd.	842	15,122
	ICF International, Inc.	11,598	1,955,307
	IDEX Corp.	15,924	3,417,927
*	IES Holdings, Inc.	7,355	1,608,281
	Illinois Tool Works, Inc.	44,756	11,687,134
	Ingersoll Rand, Inc.	57,599	5,529,504
*	Innodata, Inc.	2,967	59,666
	Insperity, Inc.	15,143	1,192,814
	Insteel Industries, Inc.	8,702	234,693

23

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	26,096	$455,897
	ITT, Inc.	34,285	4,804,014
	Jacobs Solutions, Inc.	46,588	6,549,341
*	Janus International Group, Inc.	31,465	231,582
	JB Hunt Transport Services, Inc.	17,290	3,122,920
*	JELD-WEN Holding, Inc.	23,906	338,509
	John Bean Technologies Corp.	14,222	1,584,615
	Johnson Controls International PLC	103,866	7,847,076
	Kadant, Inc.	3,836	1,277,618
	Karat Packaging, Inc.	665	17,756
	KBR, Inc.	77,200	5,173,172
	Kelly Services, Inc., Class A	41,047	820,530
	Kennametal, Inc.	18,775	475,383
	Kforce, Inc.	10,903	630,084
	Korn Ferry	38,795	2,740,867
*	Kratos Defense & Security Solutions, Inc.	62,826	1,427,407
*	L.B. Foster Co., Class A	1,777	33,496
	L3Harris Technologies, Inc.	31,894	7,892,808
	Landstar System, Inc.	16,056	2,822,163
*	Legalzoom.com, Inc.	19,387	139,199
	Leidos Holdings, Inc.	40,662	7,447,652
	Lennox International, Inc.	8,078	4,867,560
*	Leonardo DRS, Inc.	15,168	456,102
*	Limbach Holdings, Inc.	4,328	328,798
	Lincoln Electric Holdings, Inc.	15,261	2,938,658
	Lindsay Corp.	4,477	535,897
*	Liquidity Services, Inc.	12,769	275,555
	LSI Industries, Inc.	9,191	150,365
*	Lyft, Inc., Class A	58,958	764,685
*	Manitex International, Inc.	3,706	21,087
*	Manitowoc Co., Inc.	25,263	235,956
	ManpowerGroup, Inc.	28,144	1,768,850
	Marten Transport Ltd.	18,264	282,727
	Masco Corp.	59,062	4,719,644
*	MasTec, Inc.	29,617	3,639,633
*	Mastech Digital, Inc.	667	6,497
*	Masterbrand, Inc.	54,020	970,199
*	Matrix Service Co.	11,781	132,301
	Matson, Inc.	7,707	1,193,737
		Shares	Value†
INDUSTRIALS — (Continued)
	Matthews International Corp., Class A	9,754	$227,171
	Maximus, Inc.	26,900	2,325,236
*	Mayville Engineering Co., Inc.	3,376	69,107
	McGrath RentCorp	13,124	1,492,199
	MDU Resources Group, Inc.	17,237	497,287
*	Mercury Systems, Inc.	21,623	699,504
*	Middleby Corp.	19,200	2,490,240
	Miller Industries, Inc.	3,803	249,629
	MillerKnoll, Inc.	28,960	647,546
*	Mistras Group, Inc.	7,899	66,747
*	Montrose Environmental Group, Inc.	11,869	312,986
	Moog, Inc., Class A	11,052	2,084,407
*	MRC Global, Inc.	50,709	621,692
	MSA Safety, Inc.	12,027	1,995,881
	MSC Industrial Direct Co., Inc., Class A	24,706	1,953,503
	Mueller Industries, Inc.	34,050	2,791,079
	Mueller Water Products, Inc., Class A	34,298	740,494
*	MYR Group, Inc.	7,511	983,941
*	NEXTracker, Inc., Class A	62,829	2,501,851
	NL Industries, Inc.	3,400	25,466
*	NN, Inc.	3,823	12,042
	Nordson Corp.	14,824	3,674,721
	Northrop Grumman Corp.	16,085	8,187,587
*	Northwest Pipe Co.	1,100	49,379
*	NV5 Global, Inc.	30,900	706,065
	nVent Electric PLC	59,476	4,435,125
	Old Dominion Freight Line, Inc.	23,988	4,829,264
	Omega Flex, Inc.	4,891	250,028
*	OPENLANE, Inc.	54,148	855,538
*	Orion Group Holdings, Inc.	4,256	26,004
	Oshkosh Corp.	24,608	2,515,922
	Otis Worldwide Corp.	55,434	5,443,619
	PACCAR, Inc.	128,694	13,420,210
*	PAM Transportation Services, Inc.	6,042	93,530
	Park Aerospace Corp.	14,265	193,005
	Parker-Hannifin Corp.	18,769	11,900,860
	Park-Ohio Holdings Corp.	3,500	99,645
*	Parsons Corp.	51,875	5,610,800

24

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Paychex, Inc.	63,019	$8,780,437
	Paycom Software, Inc.	7,995	1,671,195
*	Paycor HCM, Inc.	17,152	258,824
*	Paylocity Holding Corp.	8,247	1,522,149
	Pentair PLC	53,787	5,331,367
*	Perma-Pipe International Holdings, Inc.	2,400	31,176
*	Planet Labs PBC	39,306	86,866
	Powell Industries, Inc.	8,550	2,180,079
	Preformed Line Products Co.	1,786	219,678
	Primoris Services Corp.	25,253	1,581,343
*	Proto Labs, Inc.	9,800	268,520
	Quad/Graphics, Inc.	7,409	47,047
	Quanex Building Products Corp.	11,746	341,339
	Quanta Services, Inc.	22,679	6,840,667
*	Radiant Logistics, Inc.	10,535	70,058
*	RBC Bearings, Inc.	5,916	1,658,551
*	RCM Technologies, Inc.	4,300	96,105
	Regal Rexnord Corp.	15,264	2,542,067
*	Resideo Technologies, Inc.	74,023	1,456,032
	Resources Connection, Inc.	25,615	206,201
	REV Group, Inc.	27,233	721,675
	Robert Half, Inc.	61,948	4,219,278
#*	Rocket Lab USA, Inc.	71,923	769,576
	Rockwell Automation, Inc.	26,037	6,944,328
	Rollins, Inc.	38,571	1,818,237
	RTX Corp.	175,840	21,274,882
	Rush Enterprises, Inc. (RUSHA US), Class A	34,148	1,932,094
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	453,162
*	RXO, Inc.	23,538	663,536
	Ryder System, Inc.	13,664	1,998,770
*	Saia, Inc.	5,802	2,834,915
	Schneider National, Inc., Class B	24,897	704,087
	Science Applications International Corp.	33,243	4,796,632
	Sensata Technologies Holding PLC	45,449	1,560,719
		Shares	Value†
INDUSTRIALS — (Continued)
*	Shoals Technologies Group, Inc., Class A	23,318	$126,150
	Shyft Group, Inc.	9,151	118,231
	Simpson Manufacturing Co., Inc.	9,379	1,686,250
*	SiteOne Landscape Supply, Inc.	15,733	2,198,529
	Snap-on, Inc.	14,296	4,719,538
*	SPX Technologies, Inc.	14,335	2,056,929
	SS&C Technologies Holdings, Inc.	85,257	5,962,022
	Standex International Corp.	4,182	768,986
	Stanley Black & Decker, Inc.	38,131	3,543,895
	Steelcase, Inc., Class A	43,039	517,759
*	Stericycle, Inc.	22,332	1,372,748
*	Sterling Infrastructure, Inc.	12,473	1,926,455
*	Stratasys Ltd.	51,402	367,524
*	Sunrun, Inc.	68,635	991,776
*	Symbotic, Inc.	2,752	76,478
*	TaskUS, Inc., Class A	6,019	76,080
*	Taylor Devices, Inc.	260	12,225
	Tecnoglass, Inc.	8,988	615,948
	Tennant Co.	6,351	556,094
	Terex Corp.	26,702	1,380,760
	Tetra Tech, Inc.	70,325	3,437,486
	Textron, Inc.	40,523	3,258,860
*	Thermon Group Holdings, Inc.	16,554	433,880
	Timken Co.	24,186	2,007,438
*	Titan International, Inc.	19,800	127,512
*	Titan Machinery, Inc.	12,204	167,500
	Toro Co.	31,583	2,541,800
	Trane Technologies PLC	33,701	12,474,762
*	Transcat, Inc.	1,249	119,367
	TransDigm Group, Inc.	6,038	7,863,287
	TransUnion	51,699	5,237,109
*	Trex Co., Inc.	18,825	1,333,751
	TriNet Group, Inc.	16,078	1,364,861
	Trinity Industries, Inc.	49,407	1,693,672
*	Triumph Group, Inc.	2,219	30,711
*	TrueBlue, Inc.	26,951	201,863
	TTEC Holdings, Inc.	34,998	181,990
*	Tutor Perini Corp.	27,914	723,531
	Twin Disc, Inc.	3,200	37,152

25

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Uber Technologies, Inc.	149,916	$10,801,448
	UFP Industries, Inc.	18,919	2,314,550
*	U-Haul Holding Co. (UHAL US)	9,888	725,087
	U-Haul Holding Co. (UHAL/B US)	86,917	5,932,954
*	Ultralife Corp.	1,376	11,572
	UniFirst Corp.	4,851	872,258
	United Parcel Service, Inc., Class B	59,164	7,931,526
	United Rentals, Inc.	23,892	19,419,418
	Universal Logistics Holdings, Inc.	7,757	326,104
*	Upwork, Inc.	34,442	467,034
*	V2X, Inc.	5,088	313,421
	Valmont Industries, Inc.	4,853	1,512,583
	Veralto Corp.	23,358	2,386,954
	Verisk Analytics, Inc.	52,770	14,496,974
*	Verra Mobility Corp.	74,744	1,941,102
	Vertiv Holdings Co., Class A	63,297	6,917,729
	Vestis Corp.	30,696	415,010
*	Viad Corp.	2,443	91,466
*	Vicor Corp.	3,380	154,500
	Virco Mfg. Corp.	1,602	22,476
*	VirTra, Inc.	3,125	19,063
	VSE Corp.	7,084	726,960
	Wabash National Corp.	29,346	511,794
	Watsco, Inc. (WSO US)	9,649	4,564,074
	Watts Water Technologies, Inc., Class A	9,849	1,877,121
	Werner Enterprises, Inc.	12,304	453,895
	WESCO International, Inc.	22,601	4,338,714
	Westinghouse Air Brake Technologies Corp.	37,639	7,075,379
*	Willdan Group, Inc.	8,900	421,059
	Willis Lease Finance Corp.	474	85,950
*	WillScot Holdings Corp.	78,050	2,586,577
	Woodward, Inc.	14,918	2,447,895
	WW Grainger, Inc.	16,655	18,474,226
*	Xometry, Inc., Class A	14,888	292,996
*	XPO, Inc.	28,710	3,747,516
	Xylem, Inc.	40,255	4,902,254
		Shares	Value†
INDUSTRIALS — (Continued)
	Zurn Elkay Water Solutions Corp.	24,812	$895,713
TOTAL INDUSTRIALS			989,132,494
INFORMATION TECHNOLOGY — (24.0%)
	A10 Networks, Inc.	34,817	510,069
	Accenture PLC, Class A	90,040	31,047,593
*	ACI Worldwide, Inc.	40,380	1,986,696
	Adeia, Inc.	55,679	692,090
*	Adobe, Inc.	60,936	29,132,283
	Advanced Energy Industries, Inc.	10,887	1,181,566
*	Advanced Micro Devices, Inc.	157,141	22,639,304
*	Agilysys, Inc.	977	97,739
*	Airgain, Inc.	1,196	11,087
*	Akamai Technologies, Inc.	25,103	2,537,411
*	Alarm.com Holdings, Inc.	14,108	752,380
*	Alkami Technology, Inc.	1,920	70,291
*	Altair Engineering, Inc., Class A	466	48,459
	Amdocs Ltd.	35,445	3,110,122
	Amphenol Corp., Class A	96,274	6,452,283
*	Amtech Systems, Inc.	2,892	16,080
	Analog Devices, Inc.	15,901	3,547,672
*	ANSYS, Inc.	2,857	915,411
*	Appfolio, Inc., Class A	5,650	1,174,465
	Apple, Inc.	1,716,456	387,764,575
	Applied Materials, Inc.	105,037	19,072,618
*	AppLovin Corp., Class A	50,092	8,485,084
*	Arista Networks, Inc.	26,328	10,174,192
*	Arrow Electronics, Inc.	31,698	3,761,602
*	ASGN, Inc.	24,679	2,272,936
*	Aspen Technology, Inc.	16,171	3,795,819
*	Atlassian Corp., Class A	3,158	595,409
*	Aurora Innovation, Inc.	61,400	318,973
*	Autodesk, Inc.	30,824	8,747,851
*	AvePoint, Inc.	29,390	356,795
*	Aviat Networks, Inc.	3,288	67,240
	Avnet, Inc.	53,232	2,885,707
	Badger Meter, Inc.	5,299	1,060,065
	Bel Fuse, Inc. (BELFB US), Class B	2,066	155,818

26

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Belden, Inc.	8,794	$1,001,373
	Benchmark Electronics, Inc.	15,479	670,241
	Bentley Systems, Inc., Class B	39,717	1,916,742
*	Bill Holdings, Inc.	21,164	1,235,131
*	BK Technologies Corp.	207	5,794
*	Blackbaud, Inc.	16,603	1,253,693
*	BlackLine, Inc.	10,957	606,689
*	Box, Inc., Class A	43,941	1,395,566
	Broadcom, Inc.	538,879	91,485,488
*	Cadence Design Systems, Inc.	28,534	7,878,808
*	Calix, Inc.	17,025	602,345
*	CCC Intelligent Solutions Holdings, Inc.	77,806	809,960
	CDW Corp.	30,781	5,793,908
*	Cerence, Inc.	21,011	63,979
*	CEVA, Inc.	2,600	60,671
*	Ciena Corp.	46,874	2,976,968
*	Cirrus Logic, Inc.	16,433	1,804,672
	Cisco Systems, Inc.	538,922	29,516,758
	Clear Secure, Inc., Class A	9,078	333,889
*	Clearfield, Inc.	2,900	104,197
	Climb Global Solutions, Inc.	233	23,857
*	Cloudflare, Inc., Class A	1,245	109,199
	Cognex Corp.	36,552	1,470,487
	Cognizant Technology Solutions Corp., Class A	97,526	7,274,464
*	Cohu, Inc.	15,484	385,861
*	CommVault Systems, Inc.	5,101	796,725
*	Comtech Telecommunications Corp.	11,167	41,541
*	Consensus Cloud Solutions, Inc.	5,537	122,811
*	Corsair Gaming, Inc.	18,882	121,128
*	Credo Technology Group Holding Ltd.	24,079	907,778
*	Crexendo, Inc.	3,157	17,427
*	Crowdstrike Holdings, Inc., Class A	5,896	1,750,346
*	CS Disco, Inc.	7,679	45,153
	CSP, Inc.	1,100	13,717
*	Daily Journal Corp.	490	237,650
*	Daktronics, Inc.	27,724	361,244
*	Data Storage Corp.	848	2,917
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Datadog, Inc., Class A	12,787	$1,604,001
	Dell Technologies, Inc., Class C	37,645	4,654,051
*	Diebold Nixdorf, Inc.	2,821	130,556
*	Digi International, Inc.	28,450	824,196
*	Digital Turbine, Inc.	5,285	16,912
*	DigitalOcean Holdings, Inc.	6,240	246,979
*	DocuSign, Inc.	28,422	1,971,918
	Dolby Laboratories, Inc., Class A	14,978	1,091,896
*	DoubleVerify Holdings, Inc.	43,738	745,733
*	Dropbox, Inc., Class A	60,938	1,575,247
*	DXC Technology Co.	57,876	1,149,417
*	Dynatrace, Inc.	44,200	2,377,960
*	E2open Parent Holdings, Inc.	54,045	158,352
*	Eastman Kodak Co.	16,868	79,617
*	eGain Corp.	5,400	26,568
*	Elastic NV	17,081	1,370,409
*	Enfusion, Inc., Class A	11,487	102,349
*	Enphase Energy, Inc.	2,943	244,387
*	Envestnet, Inc.	16,573	1,040,453
*	EPAM Systems, Inc.	9,490	1,790,288
*	ePlus, Inc.	12,456	1,107,961
*	EverCommerce, Inc.	9,301	97,847
*	Extreme Networks, Inc.	33,960	507,023
*	F5, Inc.	19,549	4,572,120
*	Fair Isaac Corp.	4,176	8,323,227
*	FARO Technologies, Inc.	8,629	151,353
*	Five9, Inc.	5,368	158,517
*	Flex Ltd.	115,328	3,998,422
*	FormFactor, Inc.	24,905	945,892
*	Fortinet, Inc.	90,979	7,156,408
*	Frequency Electronics, Inc.	1,723	21,744
*	Freshworks, Inc., Class A	47,678	557,833
*	Gartner, Inc.	15,549	7,813,372
	Gen Digital, Inc.	171,088	4,980,372
*	Globant SA	19,547	4,102,720
*	GoDaddy, Inc., Class A	29,862	4,980,982
*	Grid Dynamics Holdings, Inc.	21,687	345,257
*	Guidewire Software, Inc.	13,703	2,552,321
	Hackett Group, Inc.	10,466	254,533

27

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Harmonic, Inc.	31,429	$348,548
*	HashiCorp, Inc., Class A	2,827	95,722
	Hewlett Packard Enterprise Co.	247,770	4,829,037
	HP, Inc.	155,240	5,514,125
*	HubSpot, Inc.	3,347	1,856,882
*	Ichor Holdings Ltd.	14,071	383,575
*	Identiv, Inc.	2,402	8,503
	Immersion Corp.	17,100	144,153
*	indie Semiconductor, Inc., Class A	21,228	70,265
*	Infinera Corp.	15,658	105,222
*	Informatica, Inc., Class A	38,444	1,049,521
	Information Services Group, Inc.	10,339	31,741
#*	Insight Enterprises, Inc.	15,303	2,676,801
*	Instructure Holdings, Inc.	2,557	60,192
*	Intapp, Inc.	14,496	727,264
	Intel Corp.	291,460	6,272,219
	InterDigital, Inc.	14,728	2,215,680
	International Business Machines Corp.	161,754	33,437,787
*	Intevac, Inc.	1,900	6,327
	Intuit, Inc.	28,354	17,304,446
*	Iteris, Inc.	2,900	20,851
*	Itron, Inc.	15,418	1,723,116
*	Jamf Holding Corp.	28,152	468,449
*	JFrog Ltd.	30,420	887,656
*	Key Tronic Corp.	5,838	35,028
*	Keysight Technologies, Inc.	29,912	4,457,187
*	Kimball Electronics, Inc.	1,207	21,473
	KLA Corp.	21,019	14,003,488
*	Knowles Corp.	5,403	93,580
	Kulicke & Soffa Industries, Inc.	19,480	873,873
*	KVH Industries, Inc.	1,119	5,181
*	Kyndryl Holdings, Inc.	62,671	1,434,539
	Lam Research Corp.	141,220	10,499,707
*	Lantronix, Inc.	3,255	12,727
*	Lattice Semiconductor Corp.	14,442	731,632
*	LGL Group, Inc.	400	2,444
*	LiveRamp Holdings, Inc.	31,160	779,935
	Logility Supply Chain Solutions, Inc.	10,000	105,500
*	Lumentum Holdings, Inc.	13,312	850,237
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Luna Innovations, Inc.	2,774	$4,300
*	MACOM Technology Solutions Holdings, Inc.	5,786	650,346
*	Manhattan Associates, Inc.	11,871	3,126,347
	Marvell Technology, Inc.	89,246	7,149,497
*	Matterport, Inc.	115,259	525,581
*	MaxLinear, Inc.	21,271	275,885
*	Meridianlink, Inc.	5,620	123,415
	Microsoft Corp.	448,953	182,432,052
*	Mirion Technologies, Inc.	43,485	643,578
*	Mitek Systems, Inc.	19,733	169,506
	MKS Instruments, Inc.	13,132	1,304,402
*	MongoDB, Inc.	4,024	1,088,090
	Monolithic Power Systems, Inc.	5,010	3,804,093
	Motorola Solutions, Inc.	18,324	8,233,889
*	M-Tron Industries, Inc.	200	10,076
*	N-able, Inc.	49,786	608,883
	Napco Security Technologies, Inc.	7,858	302,376
*	nCino, Inc.	19,885	741,711
*	NCR Voyix Corp.	29,245	374,628
	NetApp, Inc.	48,439	5,585,501
*	NETGEAR, Inc.	10,875	238,380
*	NetScout Systems, Inc.	25,013	526,023
*	NetSol Technologies, Inc.	26,556	78,871
*	Novanta, Inc.	8,291	1,411,460
*	Nutanix, Inc., Class A	58,066	3,605,899
	NVE Corp.	587	44,242
	NVIDIA Corp.	3,412,561	453,051,598
*	Okta, Inc.	55,871	4,016,566
*	Olo, Inc., Class A	54,030	270,690
*	ON24, Inc.	32,970	199,469
*	OneSpan, Inc.	27,796	463,637
	Oracle Corp.	207,914	34,896,286
*	Ouster, Inc.	5,000	33,150
*	Palantir Technologies, Inc., Class A	104,386	4,338,282
*	Palo Alto Networks, Inc.	36,437	13,129,344
*	PAR Technology Corp.	2,565	151,309
	PC Connection, Inc.	12,067	768,065
*	PDF Solutions, Inc.	9,700	274,704
	Pegasystems, Inc.	14,392	1,143,300

28

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Penguin Solutions, Inc.	5,386	$81,059
*	Photronics, Inc.	24,790	565,212
*	Plexus Corp.	7,348	1,058,847
	Power Integrations, Inc.	13,516	816,772
*	Powerfleet, Inc. NJ	22,200	111,666
*	Procore Technologies, Inc.	23,016	1,511,000
	Progress Software Corp.	22,730	1,456,766
*	PTC, Inc.	18,579	3,443,246
*	Pure Storage, Inc., Class A	52,181	2,611,659
*	Q2 Holdings, Inc.	9,886	836,949
	QUALCOMM, Inc.	193,091	31,429,422
*	Qualys, Inc.	10,551	1,258,101
*	Rambus, Inc.	24,838	1,187,753
*	Red Violet, Inc.	1,433	43,105
*	Ribbon Communications, Inc.	11,503	40,951
	Richardson Electronics Ltd.	500	6,870
*	RingCentral, Inc., Class A	19,257	693,445
	Roper Technologies, Inc.	10,925	5,874,700
	Salesforce, Inc.	69,881	20,361,227
*	Samsara, Inc., Class A	1,200	57,348
	Sapiens International Corp. NV	19,558	721,299
*	ScanSource, Inc.	16,945	718,637
*	SecureWorks Corp., Class A	1,149	9,617
*	SEMrush Holdings, Inc., Class A	11,363	148,969
*	SentinelOne, Inc., Class A	77,606	2,001,459
*	ServiceNow, Inc.	8,494	7,924,817
*	SigmaTron International, Inc.	497	1,337
*	Silicon Laboratories, Inc.	9,802	1,018,036
*	SiTime Corp.	4,364	737,560
	Skyworks Solutions, Inc.	32,061	2,807,902
*	SmartRent, Inc.	6,999	11,828
*	Smartsheet, Inc., Class A	20,668	1,166,089
*	SolarEdge Technologies, Inc.	958	16,343
	SolarWinds Corp.	61,649	806,369
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SoundThinking, Inc.	2,086	$22,091
*	Sprinklr, Inc., Class A	49,545	368,119
*	SPS Commerce, Inc.	4,768	786,720
#*	Super Micro Computer, Inc.	180,500	5,254,355
*	Synaptics, Inc.	13,157	903,491
*	Synchronoss Technologies, Inc.	12,000	129,240
*	Synopsys, Inc.	12,955	6,653,818
	TD SYNNEX Corp.	29,272	3,376,525
	TE Connectivity PLC	26,069	3,843,092
*	Teledyne Technologies, Inc.	6,892	3,138,065
*	Telos Corp.	10,632	37,318
*	Teradata Corp.	23,861	769,040
	Teradyne, Inc.	46,204	4,907,327
#*	Terawulf, Inc.	70,194	457,665
*	TransAct Technologies, Inc.	300	1,287
*	Trimble, Inc.	65,300	3,950,650
*	Twilio, Inc., Class A	55,937	4,511,319
*	Tyler Technologies, Inc.	5,455	3,303,493
*	UiPath, Inc., Class A	113,697	1,405,295
*	Ultra Clean Holdings, Inc.	13,700	458,265
*	Unisys Corp.	24,085	166,427
#*	Unity Software, Inc.	146,998	2,951,720
	Universal Display Corp.	11,415	2,058,353
*	Verint Systems, Inc.	29,352	625,198
*	VeriSign, Inc.	5,914	1,045,832
*	Vertex, Inc., Class A	18,063	749,795
*	Viant Technology, Inc., Class A	1,806	21,076
*	Viasat, Inc.	5,260	50,496
*	Viavi Solutions, Inc.	51,103	471,170
*	Vishay Precision Group, Inc.	335	7,775
	Vontier Corp.	60,322	2,236,740
*	WidePoint Corp.	3,408	12,473
*	Workday, Inc., Class A	9,527	2,227,889
	Xerox Holdings Corp.	61,191	499,930
*	Xperi, Inc.	22,459	205,051
*	Yext, Inc.	6,300	45,612
*	Zebra Technologies Corp., Class A	15,072	5,757,052
*	Zoom Video Communications, Inc., Class A	50,213	3,752,920
*	Zscaler, Inc.	4,893	884,605

29

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zuora, Inc., Class A	19,166	$189,743
TOTAL INFORMATION TECHNOLOGY			1,802,179,491
MATERIALS — (2.8%)
#	Albemarle Corp.	18,782	1,779,219
	Amcor PLC	425,830	4,739,488
	American Vanguard Corp.	32,321	169,039
	AptarGroup, Inc.	26,980	4,530,212
#*	Arcadium Lithium PLC	98,698	531,982
	Ardagh Metal Packaging SA	14,145	52,054
	Ashland, Inc.	20,925	1,769,627
*	Aspen Aerogels, Inc.	24,830	442,967
*	ATI, Inc.	55,957	2,949,493
	Avery Dennison Corp.	29,460	6,099,104
	Avient Corp.	48,933	2,280,767
*	Axalta Coating Systems Ltd.	120,982	4,587,637
	Balchem Corp.	11,386	1,905,219
	Ball Corp.	57,654	3,416,000
	Berry Global Group, Inc.	67,658	4,766,506
*	Bioceres Crop Solutions Corp.	2,888	19,407
	Carpenter Technology Corp.	16,221	2,425,040
	Celanese Corp.	16,623	2,093,999
*	Coeur Mining, Inc.	45,578	293,522
	Commercial Metals Co.	49,157	2,644,647
	Compass Minerals International, Inc.	13,665	168,216
	Corteva, Inc.	126,675	7,717,041
	Crown Holdings, Inc.	60,490	5,658,840
	DuPont de Nemours, Inc.	74,817	6,209,063
	Eastman Chemical Co.	1,536	161,418
	Ecolab, Inc.	31,027	7,624,265
	Element Solutions, Inc.	146,782	3,977,792
	Flexible Solutions International, Inc.	3,279	13,116
	FMC Corp.	37,642	2,446,354
*	Gatos Silver, Inc.	7,549	140,034
	Graphic Packaging Holding Co.	107,332	3,033,202
	Greif, Inc. (GEF US), Class A	13,296	830,202
	Greif, Inc. (GEF/B US), Class B	1,339	89,619
		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	11,697	$1,250,409
	Haynes International, Inc.	1,492	90,057
	HB Fuller Co.	26,607	1,947,100
	Hecla Mining Co.	265,493	1,723,050
	Huntsman Corp.	71,820	1,580,040
*	Ingevity Corp.	8,256	345,018
	Innospec, Inc.	11,994	1,292,713
	International Flavors & Fragrances, Inc.	44,004	4,375,318
	International Paper Co.	25,141	1,396,331
	Kaiser Aluminum Corp.	4,150	308,179
*	Knife River Corp.	11,510	1,120,153
	Koppers Holdings, Inc.	11,236	382,136
	Louisiana-Pacific Corp.	31,635	3,128,702
	LyondellBasell Industries NV, Class A	32,607	2,831,918
	Materion Corp.	7,123	723,911
	Mercer International, Inc.	40,641	264,979
*	Metallus, Inc.	11,300	159,217
	Minerals Technologies, Inc.	20,530	1,545,704
	Mosaic Co.	77,003	2,060,600
#*	MP Materials Corp.	32,636	587,122
	Myers Industries, Inc.	11,436	134,716
	NewMarket Corp.	4,416	2,318,268
	Newmont Corp.	85,113	3,867,535
	Northern Technologies International Corp.	2,004	25,471
	Nucor Corp.	76,049	10,786,790
	Olympic Steel, Inc.	6,698	240,324
	Packaging Corp. of America	18,796	4,303,156
	Pactiv Evergreen, Inc.	3,448	39,100
*	Perimeter Solutions SA	19,808	263,050
	PPG Industries, Inc.	61,210	7,621,257
	Quaker Chemical Corp.	3,209	486,420
	Radius Recycling, Inc.	14,549	235,548
*	Ranpak Holdings Corp.	39,464	239,941
	Reliance, Inc.	34,227	9,800,559
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	27,505	4,017,380

30

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	RPM International, Inc.	53,957	$6,858,474
	Ryerson Holding Corp.	24,326	530,064
	Sealed Air Corp.	56,096	2,029,553
	Sensient Technologies Corp.	16,668	1,258,101
	Sherwin-Williams Co.	55,695	19,981,695
	Silgan Holdings, Inc.	48,162	2,491,902
	Smurfit WestRock PLC	44,000	2,266,000
	Sonoco Products Co.	42,000	2,205,840
	Southern Copper Corp.	3,763	412,237
	Steel Dynamics, Inc.	43,275	5,647,388
	Stepan Co.	12,134	877,774
	Sylvamo Corp.	8,669	737,038
	TriMas Corp.	17,595	472,426
	Vulcan Materials Co.	19,544	5,353,688
	Worthington Steel, Inc.	23,049	881,394
TOTAL MATERIALS			209,061,359
REAL ESTATE — (0.4%)
*	Anywhere Real Estate, Inc.	29,618	114,325
*	CBRE Group, Inc., Class A	64,518	8,449,922
*	CoStar Group, Inc.	70,618	5,140,284
*	Cushman & Wakefield PLC	93,135	1,261,979
*	Forestar Group, Inc.	10,714	338,241
*	FRP Holdings, Inc.	237	6,873
*	Howard Hughes Holdings, Inc.	12,620	959,625
*	Jones Lang LaSalle, Inc.	22,319	6,047,556
	Marcus & Millichap, Inc.	13,033	493,169
*	Maui Land & Pineapple Co., Inc.	7,404	162,814
	Newmark Group, Inc., Class A	41,050	615,340
*	Opendoor Technologies, Inc.	132,922	232,614
*	Rafael Holdings, Inc., Class B	781	1,445
*	RE/MAX Holdings, Inc., Class A	6,670	81,641
	RMR Group, Inc., Class A	4,376	105,330
*	Seaport Entertainment Group, Inc.	3,179	86,310
		Shares	Value†
REAL ESTATE — (Continued)
*	Stratus Properties, Inc.	321	$7,155
#*	Zillow Group, Inc. (Z US), Class C	48,672	2,924,700
*	Zillow Group, Inc. (ZG US), Class A	15,795	916,900
TOTAL REAL ESTATE			27,946,223
UTILITIES — (0.8%)
*	Altus Power, Inc.	57,018	196,142
	American States Water Co.	16,212	1,336,842
	American Water Works Co., Inc.	39,837	5,501,888
	Artesian Resources Corp., Class A	381	12,767
	Atmos Energy Corp.	30,444	4,225,018
	Brookfield Renewable Corp., Class A	82,831	2,532,972
	California Water Service Group	24,812	1,289,232
	Chesapeake Utilities Corp.	3,888	465,744
	Consolidated Edison, Inc.	54,591	5,550,813
	Consolidated Water Co. Ltd.	2,963	70,401
	Constellation Energy Corp.	14,293	3,758,487
	Edison International	66,241	5,458,258
	Essential Utilities, Inc.	78,989	3,048,975
	Eversource Energy	73,375	4,831,744
	Exelon Corp.	72,515	2,849,840
	Genie Energy Ltd., Class B	21,350	335,622
	Global Water Resources, Inc.	1,296	16,187
	Middlesex Water Co.	7,528	460,638
	New Jersey Resources Corp.	62,660	2,875,467
	Northwest Natural Holding Co.	17,207	669,180
	ONE Gas, Inc.	18,334	1,306,664
	Ormat Technologies, Inc.	29,892	2,362,066
	Public Service Enterprise Group, Inc.	30,617	2,737,466
*	Pure Cycle Corp.	16,610	174,737
	SJW Group	15,217	846,978
	Southwest Gas Holdings, Inc.	27,831	2,038,621
	Spire, Inc.	17,762	1,134,281

31

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
#* Sunnova Energy International, Inc.	83,726	$508,217
UGI Corp.	71,703	1,714,419
Unitil Corp.	4,502	260,621
York Water Co.	1,961	68,968
TOTAL UTILITIES		58,639,255
TOTAL COMMON STOCKS Cost ($3,865,744,863)		7,389,995,319

TEMPORARY CASH INVESTMENTS — (0.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	43,503,217	43,503,217
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	5,514,619	$63,782,082
TOTAL INVESTMENTS — (100.0%)
(Cost $3,973,029,506)			$7,497,280,618
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$691,036,117	—	—	$691,036,117
Consumer Discretionary	880,788,565	$564	—	880,789,129
Consumer Staples	410,761,465	—	—	410,761,465
Energy	131,585,151	—	—	131,585,151
Financials	1,305,200,731	—	—	1,305,200,731
Health Care	883,494,258	—	$169,646	883,663,904
Industrials	989,132,494	—	—	989,132,494
Information Technology	1,802,162,579	16,912	—	1,802,179,491
Materials	209,060,837	—	522	209,061,359
Real Estate	27,946,223	—	—	27,946,223
Utilities	58,639,255	—	—	58,639,255
Temporary Cash Investments	43,503,217	—	—	43,503,217
Securities Lending Collateral	—	63,782,082	—	63,782,082
Total Investments in Securities	$7,433,310,892	$63,799,558	$170,168˂˃	$7,497,280,618

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
32

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (4.4%)
*	Advantage Solutions, Inc.	55,998	$171,354
*	AMC Networks, Inc., Class A	10,306	83,479
*	Angi, Inc.	18,971	45,151
	ATN International, Inc.	4,582	96,039
*	Bandwidth, Inc., Class A	8,921	173,960
*	Boston Omaha Corp., Class A	7,601	112,191
*	Bumble, Inc., Class A	19,828	140,382
	Cable One, Inc.	694	237,043
*	Cardlytics, Inc.	13,182	56,814
*	Cars.com, Inc.	22,316	356,833
*	Consolidated Communications Holdings, Inc.	20,375	94,438
*	DHI Group, Inc.	11,057	18,133
*	EchoStar Corp., Class A	2,138	53,578
	Entravision Communications Corp., Class A	7,255	16,832
*	Frontier Communications Parent, Inc.	52,610	1,879,755
*	Gambling.com Group Ltd.	5,426	52,252
*	Gannett Co., Inc.	23,485	110,145
	Gray Television, Inc. (GTN US)	24,373	139,170
*	Integral Ad Science Holding Corp.	27,824	329,436
	Interpublic Group of Cos., Inc.	70,426	2,070,524
	John Wiley & Sons, Inc. (WLY US), Class A	6,789	334,698
*	Liberty Broadband Corp. (LBRDA US), Class A	3,832	307,441
*	Liberty Broadband Corp. (LBRDK US), Class C	24,480	1,978,474
*	Liberty Global Ltd. (LBTYA US), Class A	36,090	714,943
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYK US), Class C	38,193	$787,540
*	Liberty Latin America Ltd. (LILA US), Class A	13,118	128,425
*	Liberty Latin America Ltd. (LILAK US), Class C	48,846	472,829
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	2,178	123,580
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,982	115,670
*	Madison Square Garden Entertainment Corp.	4,006	167,090
*	Magnite, Inc.	38,705	483,038
	Marcus Corp.	9,144	172,547
	Nexstar Media Group, Inc.	9,244	1,626,204
*	Nextdoor Holdings, Inc.	13,367	32,348
*	Outbrain, Inc.	2,244	9,627
#	Paramount Global (PARA US), Class B	36,864	403,292
#	Paramount Global (PARAA US), Class A	4,246	92,945
*	PubMatic, Inc., Class A	11,087	163,034
*	Reservoir Media, Inc.	1,646	13,711
	Saga Communications, Inc., Class A	900	12,609
	Scholastic Corp.	10,451	259,498
	Shenandoah Telecommunications Co.	11,701	161,942
	Shutterstock, Inc.	2,436	78,171
#	Sirius XM Holdings, Inc.	40,372	1,076,318
#*	Sphere Entertainment Co.	7,387	308,850
	Spok Holdings, Inc.	1,557	24,243

33

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TechTarget, Inc.	2,108	$61,016
	TEGNA, Inc.	46,978	771,849
	Telephone & Data Systems, Inc.	26,671	793,462
*	Thryv Holdings, Inc.	4,720	67,874
*	TripAdvisor, Inc.	21,699	348,052
*	TrueCar, Inc.	20,803	81,340
*	U.S. Cellular Corp.	15,565	960,361
*	Vimeo, Inc.	47,066	224,505
*	WideOpenWest, Inc.	6,256	31,217
*	Yelp, Inc.	11,539	393,941
*	Ziff Davis, Inc.	11,259	520,954
*	ZoomInfo Technologies, Inc.	29,064	321,157
TOTAL COMMUNICATION SERVICES			20,862,304
CONSUMER DISCRETIONARY — (15.5%)
*	1-800-Flowers.com, Inc., Class A	12,741	106,005
*	1stdibs.com, Inc.	6,833	28,494
	Academy Sports & Outdoors, Inc.	21,145	1,075,435
*	Adient PLC	21,740	424,582
	ADT, Inc.	130,209	937,505
*	Adtalem Global Education, Inc.	15,236	1,232,897
	Advance Auto Parts, Inc.	12,026	429,208
	A-Mark Precious Metals, Inc.	6,700	260,295
*	American Axle & Manufacturing Holdings, Inc.	34,590	195,433
	American Eagle Outfitters, Inc.	48,061	941,515
*	American Public Education, Inc.	5,674	86,075
*	America's Car-Mart, Inc.	1,271	49,620
	Aramark	16,915	639,894
	Arko Corp.	9,869	65,629
*	Asbury Automotive Group, Inc.	5,412	1,233,070
	Autoliv, Inc.	411	38,174
*	AutoNation, Inc.	9,409	1,462,817
*	Bally's Corp.	6,272	109,446
	Bassett Furniture Industries, Inc.	2,964	42,652
*	Beazer Homes USA, Inc.	10,913	335,684
*	Biglari Holdings, Inc. (BH US), Class B	673	114,619
*	BJ's Restaurants, Inc.	7,274	269,793
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	BorgWarner, Inc.	57,592	$1,936,819
	Brunswick Corp.	13,302	1,060,701
	Build-A-Bear Workshop, Inc.	2,594	98,805
*	Caesars Entertainment, Inc.	35,665	1,428,383
	Caleres, Inc.	8,510	254,023
*	Capri Holdings Ltd.	22,585	445,828
	Carriage Services, Inc.	2,989	111,759
	Carter's, Inc.	5,436	297,349
	Cato Corp., Class A	6,492	42,393
*	Cavco Industries, Inc.	2,050	840,080
*	Century Casinos, Inc.	4,126	13,863
	Century Communities, Inc.	9,462	838,901
*	Chegg, Inc.	14,007	22,411
*	Citi Trends, Inc.	2,972	56,141
	Columbia Sportswear Co.	11,112	894,183
*	ContextLogic, Inc., Class A	3,324	21,573
#	Cracker Barrel Old Country Store, Inc.	1,363	64,838
	Cricut, Inc., Class A	3,023	19,891
*	Culp, Inc.	4,000	21,240
	Dana, Inc.	39,331	301,669
	Designer Brands, Inc., Class A	14,068	73,294
*	Destination XL Group, Inc.	16,408	43,891
	Dillard's, Inc., Class A	565	209,909
*	Dorman Products, Inc.	6,099	695,469
*	Dream Finders Homes, Inc., Class A	5,191	154,951
*	Duluth Holdings, Inc., Class B	253	936
*	El Pollo Loco Holdings, Inc.	10,787	131,817
	Escalade, Inc.	2,840	37,005
	Ethan Allen Interiors, Inc.	8,291	229,412
*	Figs, Inc., Class A	28,745	179,656
*	First Watch Restaurant Group, Inc.	16,339	277,681
*	Five Below, Inc.	2,164	205,126
	Flexsteel Industries, Inc.	1,294	75,337
	Foot Locker, Inc.	23,949	555,377
*	Full House Resorts, Inc.	7,991	40,674

34

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Funko, Inc., Class A	11,017	$130,441
	Gap, Inc.	79,349	1,648,079
*	Genesco, Inc.	3,333	85,391
	Gentex Corp.	34,977	1,060,153
*	Gentherm, Inc.	5,636	236,430
*	G-III Apparel Group Ltd.	14,998	454,139
*	Global Business Travel Group I	11,834	90,293
	Golden Entertainment, Inc.	3,441	101,079
*	Goodyear Tire & Rubber Co.	75,715	606,477
	Graham Holdings Co., Class B	1,065	898,114
*	Green Brick Partners, Inc.	12,789	882,569
	Group 1 Automotive, Inc.	4,074	1,484,240
*	GrowGeneration Corp.	15,600	32,058
	Guess?, Inc.	12,934	219,749
	Hamilton Beach Brands Holding Co., Class A	3,030	83,780
	Harley-Davidson, Inc.	33,914	1,083,552
	Haverty Furniture Cos., Inc. (HVT US)	4,883	108,158
*	Helen of Troy Ltd.	2,971	189,104
*	Hilton Grand Vacations, Inc.	22,673	836,180
*	Holley, Inc.	16,862	43,673
	Hooker Furnishings Corp.	3,752	60,145
*	Hovnanian Enterprises, Inc., Class A	1,393	245,224
*	JAKKS Pacific, Inc.	2,878	90,801
	Johnson Outdoors, Inc., Class A	2,153	68,078
	KB Home	16,955	1,330,967
#	Kohl's Corp.	28,144	520,101
	Krispy Kreme, Inc.	14,405	163,785
	Lakeland Industries, Inc.	2,662	49,487
*	Lands' End, Inc.	8,069	127,006
*	Landsea Homes Corp.	8,705	90,358
*	Latham Group, Inc.	19,333	125,665
	Laureate Education, Inc.	35,556	610,852
	La-Z-Boy, Inc.	12,947	492,633
	LCI Industries	5,011	557,624
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lear Corp.	12,684	$1,214,620
*	Legacy Housing Corp.	6,100	151,280
	Leggett & Platt, Inc.	17,744	212,928
*	LGI Homes, Inc.	6,773	687,866
*	Life Time Group Holdings, Inc.	38,202	851,141
	Lifetime Brands, Inc.	6,271	36,121
*	Lincoln Educational Services Corp.	9,167	121,738
	Lithia Motors, Inc.	5,925	1,969,292
	LKQ Corp.	47,131	1,733,949
*	Lovesac Co.	2,772	80,832
	Macy's, Inc.	71,153	1,091,487
*	Malibu Boats, Inc., Class A	5,122	229,875
	Marine Products Corp.	4,814	45,300
*	MarineMax, Inc.	6,679	194,559
	Marriott Vacations Worldwide Corp.	9,244	712,065
*	MasterCraft Boat Holdings, Inc.	4,007	69,562
*	Mattel, Inc.	21,825	444,793
*	Mister Car Wash, Inc.	35,540	266,905
*	Mobileye Global, Inc., Class A	13,272	180,632
*	Mohawk Industries, Inc.	16,465	2,210,756
	Monarch Casino & Resort, Inc.	1,391	109,207
	Monro, Inc.	8,192	224,543
*	Motorcar Parts of America, Inc.	2,309	12,168
	Movado Group, Inc.	5,303	97,946
*	National Vision Holdings, Inc.	21,814	226,866
	Newell Brands, Inc.	92,460	813,648
*	ODP Corp.	10,363	321,564
*	OneSpaWorld Holdings Ltd.	15,698	274,872
*	OneWater Marine, Inc., Class A	3,425	74,562
	Oxford Industries, Inc.	4,058	294,692
	Patrick Industries, Inc.	6,453	812,949
*	Penn Entertainment, Inc.	17,997	355,441
	Penske Automotive Group, Inc.	13,166	1,982,405
	Perdoceo Education Corp.	20,573	459,807
*	Petco Health & Wellness Co., Inc.	25,306	108,057

35

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	PetMed Express, Inc.	3,703	$15,182
	Phinia, Inc.	10,907	508,048
*	Playa Hotels & Resorts NV	50,237	427,014
	Polaris, Inc.	7,046	492,586
*	Portillo's, Inc., Class A	8,081	104,487
	PVH Corp.	16,778	1,651,962
	RCI Hospitality Holdings, Inc.	1,296	56,272
	Rocky Brands, Inc.	2,544	51,745
*	Sally Beauty Holdings, Inc.	24,318	316,134
	Shoe Carnival, Inc.	9,081	311,206
	Signet Jewelers Ltd.	11,767	1,078,799
*	Skechers USA, Inc., Class A	20,139	1,237,743
	Sonic Automotive, Inc., Class A	7,204	408,683
*	Sonos, Inc.	18,199	228,033
*	Sportsman's Warehouse Holdings, Inc.	7,326	19,121
	Standard Motor Products, Inc.	6,061	195,104
*	Stitch Fix, Inc., Class A	31,611	99,733
*	Stoneridge, Inc.	8,561	59,841
	Strategic Education, Inc.	6,343	551,587
*	Strattec Security Corp.	667	25,046
*	Stride, Inc.	6,996	652,587
	Superior Group of Cos., Inc.	3,288	48,498
*	Taylor Morrison Home Corp.	28,582	1,957,867
#	Thor Industries, Inc.	13,591	1,414,551
*	Tile Shop Holdings, Inc.	7,751	51,234
*	Tilly's, Inc., Class A	7,075	28,442
	Toll Brothers, Inc.	4,120	603,333
*	Topgolf Callaway Brands Corp.	46,821	454,632
*	Traeger, Inc.	14,917	46,243
*	Tri Pointe Homes, Inc.	27,021	1,092,459
*	Under Armour, Inc. (UA US), Class C	56,566	446,871
*	Under Armour, Inc. (UAA US), Class A	48,418	413,974
*	Unifi, Inc.	6,055	37,057
*	Universal Electronics, Inc.	3,207	28,254
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Technical Institute, Inc.	10,892	$181,243
	Upbound Group, Inc.	11,766	344,038
*	Urban Outfitters, Inc.	25,412	913,561
*	Vera Bradley, Inc.	8,302	41,593
*	Visteon Corp.	4,777	431,124
*	VOXX International Corp.	3,933	30,481
	Weyco Group, Inc.	3,084	103,807
	Whirlpool Corp.	9,052	936,973
	Winnebago Industries, Inc.	7,871	441,091
	Worthington Enterprises, Inc.	11,339	434,284
*	Zumiez, Inc.	7,253	149,412
TOTAL CONSUMER DISCRETIONARY			74,362,975
CONSUMER STAPLES — (4.5%)
	Andersons, Inc.	10,801	490,365
	B&G Foods, Inc.	15,776	134,412
*	Boston Beer Co., Inc. , Class A	1,696	493,655
	Calavo Growers, Inc.	4,213	111,982
*	Central Garden & Pet Co. (CENT US)	3,200	109,760
*	Central Garden & Pet Co. (CENTA US), Class A	15,067	439,052
*	Chefs' Warehouse, Inc.	3,220	128,542
*	Coty, Inc., Class A	90,378	672,412
*	Darling Ingredients, Inc.	23,638	924,482
	Dole PLC	17,575	283,836
*	Duckhorn Portfolio, Inc.	25,365	278,000
	Edgewell Personal Care Co.	14,529	507,789
	Fresh Del Monte Produce, Inc.	15,976	512,989
*	Grocery Outlet Holding Corp.	26,318	376,347
*	Hain Celestial Group, Inc.	4,133	36,081
	Ingles Markets, Inc., Class A	4,152	265,147
	Ingredion, Inc.	12,871	1,708,754
	J&J Snack Foods Corp.	504	82,716
	J.M. Smucker Co.	22,115	2,510,274
	Limoneira Co.	403	10,333
*	Mission Produce, Inc.	9,117	107,581

36

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Molson Coors Beverage Co., Class B	46,009	$2,506,110
	Natural Grocers by Vitamin Cottage, Inc.	6,617	181,173
*	Nature's Sunshine Products, Inc.	5,004	63,351
	Nu Skin Enterprises, Inc., Class A	6,126	37,920
	Oil-Dri Corp. of America	2,079	141,060
*	Olaplex Holdings, Inc.	24,143	42,975
*	Post Holdings, Inc.	18,125	1,979,431
	PriceSmart, Inc.	7,291	605,736
*	Seneca Foods Corp. (SENEA US), Class A	1,485	91,818
*	Simply Good Foods Co.	16,076	541,118
	SpartanNash Co.	9,063	190,686
	Spectrum Brands Holdings, Inc.	8,084	724,488
	Tootsie Roll Industries, Inc.	6,356	185,405
*	TreeHouse Foods, Inc.	13,511	491,530
*	U.S. Foods Holding Corp.	34,691	2,138,700
*	United Natural Foods, Inc.	13,297	270,461
*	USANA Health Sciences, Inc.	4,700	173,618
	Village Super Market, Inc., Class A	3,681	105,056
	Walgreens Boots Alliance, Inc.	18,138	171,585
	Weis Markets, Inc.	7,829	492,366
TOTAL CONSUMER STAPLES			21,319,096
ENERGY — (3.1%)
*	Antero Resources Corp.	70,190	1,816,517
	Archrock, Inc.	24,654	493,573
#	Atlas Energy Solutions, Inc.	11,687	228,715
*	Bristow Group, Inc.	7,934	263,171
	ChampionX Corp.	5,423	153,037
*	Clean Energy Fuels Corp.	57,769	163,486
	Delek U.S. Holdings, Inc.	17,167	269,007
		Shares	Value†
ENERGY — (Continued)
*	DMC Global, Inc.	7,150	$72,143
	Energy Services of America Corp.	3,774	43,703
*	Expro Group Holdings NV	24,950	318,112
*	Forum Energy Technologies, Inc.	3,806	53,208
*	Geospace Technologies Corp.	3,758	42,090
*	Gulf Island Fabrication, Inc.	6,400	35,264
*	Helix Energy Solutions Group, Inc.	55,755	515,734
	HF Sinclair Corp.	46,698	1,803,010
*	Innovex International, Inc.	9,073	128,746
	Kodiak Gas Services, Inc.	1,546	49,286
*	Kosmos Energy Ltd.	93,531	351,677
*	Mammoth Energy Services, Inc.	8,954	39,398
*	Natural Gas Services Group, Inc.	4,461	87,302
*	Newpark Resources, Inc.	31,317	208,571
	NOV, Inc.	87,966	1,364,353
*	Oil States International, Inc.	15,718	74,346
	Patterson-UTI Energy, Inc.	5,610	43,029
*	ProPetro Holding Corp.	29,520	203,983
	Range Resources Corp.	42,103	1,264,353
	Ranger Energy Services, Inc., Class A	5,634	73,129
*	REX American Resources Corp.	5,981	267,530
	RPC, Inc.	61,385	348,667
	Select Water Solutions, Inc.	39,531	419,029
	Sitio Royalties Corp., Class A	13,642	304,080
	Solaris Energy Infrastructure, Inc.	6,960	91,454
	TechnipFMC PLC	60,622	1,618,001
*	TETRA Technologies, Inc.	30,200	101,170
#*	Transocean Ltd.	230,405	999,958
	World Kinect Corp.	22,121	578,464
TOTAL ENERGY			14,887,296

37

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (28.5%)
	1st Source Corp.	4,040	$239,289
*	Acacia Research Corp.	17,209	77,785
	ACNB Corp.	1,876	78,792
	Affiliated Managers Group, Inc.	7,249	1,405,581
	Alerus Financial Corp.	4,356	88,122
	Ally Financial, Inc.	61,288	2,148,144
*	AlTi Global, Inc.	2,937	11,983
	Amalgamated Financial Corp.	7,220	239,451
*	Ambac Financial Group, Inc.	13,700	154,947
	Amerant Bancorp, Inc.	7,261	154,805
*	American Coastal Insurance Corp., Class C	2,544	30,910
	American Financial Group, Inc.	4,900	631,757
	Ameris Bancorp	15,570	965,184
	Ames National Corp.	2,367	40,227
	Arrow Financial Corp.	3,500	99,890
	Associated Banc-Corp.	36,898	875,958
	Associated Capital Group, Inc., Class A	306	10,952
	Assurant, Inc.	2,042	391,451
	Assured Guaranty Ltd.	13,489	1,125,792
#	Atlantic Union Bankshares Corp.	23,910	903,798
*	Atlanticus Holdings Corp.	3,806	141,545
*	AvidXchange Holdings, Inc.	21,312	175,611
	Axis Capital Holdings Ltd.	20,660	1,616,852
*	Axos Financial, Inc.	15,445	1,045,935
	Banc of California, Inc.	6,649	102,129
	BancFirst Corp.	4,506	489,847
	Bank First Corp.	1,396	128,446
	Bank of Hawaii Corp.	3,106	224,346
	Bank of Marin Bancorp	3,417	75,892
	Bank of NT Butterfield & Son Ltd.	6,684	244,434
	Bank OZK	25,115	1,098,781
	Bank7 Corp.	1,559	65,400
	BankFinancial Corp.	3,100	37,789
	BankUnited, Inc.	15,753	556,711
		Shares	Value†
FINANCIALS — (Continued)
	Bankwell Financial Group, Inc.	1,826	$52,059
	Banner Corp.	7,043	451,034
	Bar Harbor Bankshares	4,147	133,326
	BayCom Corp.	3,607	89,634
	BCB Bancorp, Inc.	4,329	52,554
	Berkshire Hills Bancorp, Inc.	12,095	329,347
*	Blue Foundry Bancorp	4,624	45,454
*	Blue Ridge Bankshares, Inc.	16,260	45,528
	BOK Financial Corp.	12,691	1,348,165
	Bread Financial Holdings, Inc.	9,879	492,468
*	Bridgewater Bancshares, Inc.	5,951	86,885
*	Brighthouse Financial, Inc.	14,152	669,390
	Brookline Bancorp, Inc.	19,919	224,089
	Burke & Herbert Financial Services Corp.	1,631	103,308
	Business First Bancshares, Inc.	6,189	162,090
	Byline Bancorp, Inc.	9,356	251,770
	C&F Financial Corp.	728	45,515
	Cadence Bank	41,688	1,393,630
*	California BanCorp	1,658	24,174
	Camden National Corp.	3,347	140,407
	Capital Bancorp, Inc.	2,331	58,858
	Capital City Bank Group, Inc.	5,210	182,350
	Capitol Federal Financial, Inc.	30,094	193,956
*	Carter Bankshares, Inc.	6,178	113,675
	Cass Information Systems, Inc.	2,575	106,502
	Cathay General Bancorp	18,524	851,733
	Central Pacific Financial Corp.	7,383	198,898
	Chemung Financial Corp.	1,081	51,650
	ChoiceOne Financial Services, Inc.	493	16,353
	Citizens & Northern Corp.	3,770	71,328
	Citizens Financial Services, Inc.	296	17,254

38

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	City Holding Co.	1,843	$214,894
	Civista Bancshares, Inc.	3,868	78,791
	CNB Financial Corp.	4,521	114,743
	CNO Financial Group, Inc.	21,516	740,150
*	Coastal Financial Corp.	2,592	163,270
	Colony Bankcorp, Inc.	4,760	72,400
	Columbia Banking System, Inc.	34,865	994,001
*	Columbia Financial, Inc.	13,551	231,451
	Comerica, Inc.	26,109	1,663,404
	Commerce Bancshares, Inc.	11,893	743,312
	Community Financial System, Inc.	7,427	454,087
	Community Trust Bancorp, Inc.	5,338	276,508
	Community West Bancshares	3,839	71,943
	ConnectOne Bancorp, Inc.	10,514	254,859
*	Consumer Portfolio Services, Inc.	5,067	50,721
*	CrossFirst Bankshares, Inc.	12,402	194,711
	Cullen/Frost Bankers, Inc.	10,846	1,381,238
*	Customers Bancorp, Inc.	6,486	299,199
	CVB Financial Corp.	33,015	641,481
	DigitalBridge Group, Inc.	15,355	240,920
	Dime Community Bancshares, Inc.	10,819	325,327
	Donegal Group, Inc. (DGICA US), Class A	7,840	118,854
	Eagle Bancorp Montana, Inc.	1,400	23,380
	Eagle Bancorp, Inc.	6,488	170,050
	East West Bancorp, Inc.	21,537	2,099,642
	Eastern Bankshares, Inc.	41,855	683,492
*	eHealth, Inc.	4,688	23,581
	Employers Holdings, Inc.	7,389	359,992
	Enact Holdings, Inc.	14,464	493,078
*	Encore Capital Group, Inc.	5,233	239,043
		Shares	Value†
FINANCIALS — (Continued)
*	Enova International, Inc.	9,073	$788,534
*	Enstar Group Ltd.	3,148	1,015,230
	Enterprise Bancorp, Inc.	2,368	76,036
	Enterprise Financial Services Corp.	7,601	400,725
	Equity Bancshares, Inc., Class A	4,772	202,762
	Esquire Financial Holdings, Inc.	1,620	107,860
	Essent Group Ltd.	23,911	1,434,899
	Evans Bancorp, Inc.	1,450	57,739
*	EZCORP, Inc., Class A	16,554	190,205
	F&G Annuities & Life, Inc.	3,011	120,741
	Farmers & Merchants Bancorp, Inc.	2,596	70,378
	Farmers National Banc Corp.	7,927	109,076
	FB Financial Corp.	8,823	434,092
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,949	357,193
	Fidelis Insurance Holdings Ltd.	1,467	25,320
	Financial Institutions, Inc.	4,235	101,682
	First American Financial Corp.	20,521	1,316,422
	First BanCorp	40,277	776,541
	First Bancorp, Inc.	2,747	71,147
	First Bancorp/Southern Pines NC	8,383	349,571
	First Bancshares, Inc.	6,738	225,521
	First Bank	5,876	83,204
	First Busey Corp.	12,960	315,058
	First Business Financial Services, Inc.	2,501	107,043
	First Commonwealth Financial Corp.	21,455	352,720
	First Community Bankshares, Inc.	4,987	206,761
	First Community Corp.	600	14,244
	First Financial Bancorp	25,997	665,003
	First Financial Corp.	3,398	145,978
	First Foundation, Inc.	14,504	97,612
	First Hawaiian, Inc.	25,058	619,935
	First Horizon Corp.	98,822	1,712,585

39

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	2,330	$81,480
	First Interstate BancSystem, Inc., Class A	19,616	604,173
	First Merchants Corp.	11,719	434,189
	First Mid Bancshares, Inc.	4,899	186,897
	First Northwest Bancorp	1,286	13,053
	First of Long Island Corp.	5,557	69,879
	First United Corp.	1,585	50,308
*	First Western Financial, Inc.	1,560	29,656
	FirstCash Holdings, Inc.	1,697	175,589
	Five Star Bancorp	1,173	35,284
	Flushing Financial Corp.	8,161	127,924
	FNB Corp.	80,047	1,160,681
	Franklin Resources, Inc.	63,780	1,324,711
	FS Bancorp, Inc.	2,327	101,830
	Fulton Financial Corp.	38,863	703,809
*	FVCBankcorp, Inc.	731	9,521
*	Genworth Financial, Inc.	110,404	744,123
	German American Bancorp, Inc.	6,638	268,773
	Glacier Bancorp, Inc.	2,279	118,850
	Globe Life, Inc.	11,732	1,238,899
	Great Southern Bancorp, Inc.	3,335	189,061
*	Green Dot Corp., Class A	10,197	115,838
*	Greenlight Capital Re Ltd., Class A	9,735	131,228
	Guaranty Bancshares, Inc.	2,732	89,774
	Hancock Whitney Corp.	19,027	990,926
	Hanmi Financial Corp.	8,841	202,194
	HarborOne Bancorp, Inc.	9,845	116,860
	HBT Financial, Inc.	5,527	118,057
	HCI Group, Inc.	871	98,693
	Heartland Financial USA, Inc.	9,144	544,068
	Heritage Commerce Corp.	13,437	130,473
	Heritage Financial Corp.	7,764	178,494
		Shares	Value†
FINANCIALS — (Continued)
*	Heritage Insurance Holdings, Inc.	7,900	$81,765
#	Hingham Institution For Savings	293	74,281
*	Hippo Holdings, Inc.	4,803	106,482
	Home Bancorp, Inc.	2,324	109,577
	Home BancShares, Inc.	46,188	1,260,470
	HomeTrust Bancshares, Inc.	3,920	129,948
	Hope Bancorp, Inc.	25,287	313,306
	Horace Mann Educators Corp.	7,720	287,493
	Horizon Bancorp, Inc.	10,969	175,723
	Independent Bank Corp. (IBCP US)	6,289	206,153
	Independent Bank Corp. (INDB US)	9,144	575,158
	Independent Bank Group, Inc.	10,340	603,442
	International Bancshares Corp.	14,332	877,978
	Invesco Ltd.	86,784	1,504,835
	Investar Holding Corp.	2,295	47,897
	Investors Title Co.	499	115,409
	Jackson Financial, Inc., Class A	18,669	1,865,967
	James River Group Holdings Ltd.	4,747	29,526
	Janus Henderson Group PLC	35,256	1,456,425
	Jefferies Financial Group, Inc.	30,563	1,955,421
	Kearny Financial Corp.	13,977	97,699
	Kemper Corp.	13,896	865,304
*	Kingstone Cos., Inc.	2,445	25,966
	Lakeland Financial Corp.	3,400	221,238
	LCNB Corp.	2,465	38,676
*	LendingClub Corp.	22,741	322,467
	Live Oak Bancshares, Inc.	7,833	311,048
	MainStreet Bancshares, Inc.	866	14,956
	Mercantile Bank Corp.	4,671	200,199
	Merchants Bancorp	9,013	332,940
	Mercury General Corp.	11,290	763,543
	Meridian Corp.	1,862	26,142
	Metrocity Bankshares, Inc.	3,171	93,798

40

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Metropolitan Bank Holding Corp.	2,679	$143,326
	MGIC Investment Corp.	60,822	1,522,983
	Mid Penn Bancorp, Inc.	3,685	116,409
	Midland States Bancorp, Inc.	5,990	148,612
	MidWestOne Financial Group, Inc.	3,362	97,296
*	Mr. Cooper Group, Inc.	10,331	914,810
	MVB Financial Corp.	2,600	49,374
	National Bank Holdings Corp., Class A	7,887	354,600
	National Bankshares, Inc.	833	23,807
	Navient Corp.	31,054	441,898
	NBT Bancorp, Inc.	9,615	427,675
*	NCR Atleos Corp.	2,364	61,890
	Nelnet, Inc., Class A	6,405	721,843
*	NerdWallet, Inc., Class A	6,451	94,765
	Nicolet Bankshares, Inc.	3,733	379,609
*	NMI Holdings, Inc.	22,575	873,201
	Northeast Bank	2,260	200,824
	Northeast Community Bancorp, Inc.	3,060	79,438
	Northfield Bancorp, Inc.	10,583	124,562
	Northrim BanCorp, Inc.	1,563	102,017
	Northwest Bancshares, Inc.	31,243	415,219
	Norwood Financial Corp.	406	11,908
	Oak Valley Bancorp	1,180	31,860
	OceanFirst Financial Corp.	16,078	292,620
	OFG Bancorp	12,504	503,536
	Old National Bancorp	72,501	1,396,369
	Old Republic International Corp.	55,350	1,933,375
	Old Second Bancorp, Inc.	9,604	157,698
#	OneMain Holdings, Inc.	24,995	1,241,502
*	Onity Group, Inc.	2,286	67,940
	OP Bancorp	4,129	61,150
*	Oportun Financial Corp.	6,699	18,623
		Shares	Value†
FINANCIALS — (Continued)
	Oppenheimer Holdings, Inc., Class A	2,246	$126,742
	Orange County Bancorp, Inc.	696	36,832
	Origin Bancorp, Inc.	6,286	197,318
	Orrstown Financial Services, Inc.	5,375	201,240
*	Oscar Health, Inc., Class A	35,645	598,836
	Pacific Premier Bancorp, Inc.	20,144	513,873
	Park National Corp.	3,707	640,495
	Parke Bancorp, Inc.	2,375	50,160
	Pathward Financial, Inc.	5,084	359,744
*	Paysafe Ltd.	13,319	282,896
	PCB Bancorp	3,867	72,584
	Peapack-Gladstone Financial Corp.	4,526	145,466
	Penns Woods Bancorp, Inc.	1,210	32,670
	PennyMac Financial Services, Inc.	11,920	1,188,186
	Peoples Bancorp of North Carolina, Inc.	700	18,025
	Peoples Bancorp, Inc.	8,185	251,934
	Peoples Financial Services Corp.	2,077	96,913
	Pinnacle Financial Partners, Inc.	15,538	1,638,482
	Piper Sandler Cos.	280	79,419
*	Ponce Financial Group, Inc.	7,900	88,875
	Popular, Inc.	14,542	1,297,583
*	PRA Group, Inc.	8,814	177,690
	Preferred Bank	3,603	303,985
	Premier Financial Corp.	7,771	191,633
	Primis Financial Corp.	6,655	74,736
	Princeton Bancorp, Inc.	25	878
*	ProAssurance Corp.	11,478	170,907
	PROG Holdings, Inc.	231	10,088
	Prosperity Bancshares, Inc.	18,803	1,376,380
*	Provident Bancorp, Inc.	3,770	39,095
	Provident Financial Services, Inc.	29,907	558,663
	QCR Holdings, Inc.	4,338	343,136
	Radian Group, Inc.	31,438	1,097,501
	RBB Bancorp	4,729	104,984

41

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Red River Bancshares, Inc.	1,569	$81,933
	Regional Management Corp.	2,260	64,907
	Reinsurance Group of America, Inc.	1,304	275,248
	RenaissanceRe Holdings Ltd.	6,405	1,680,672
	Renasant Corp.	15,036	512,878
*	Repay Holdings Corp.	21,002	167,071
	Republic Bancorp, Inc., Class A	4,245	286,537
	Richmond Mutual BanCorp, Inc.	550	7,150
	Riverview Bancorp, Inc.	4,900	23,226
	S&T Bancorp, Inc.	9,881	375,280
	Safety Insurance Group, Inc.	3,227	252,561
	Sandy Spring Bancorp, Inc.	7,206	242,410
	Seacoast Banking Corp. of Florida	18,358	490,159
*	Security National Financial Corp., Class A	2,842	27,454
*	Selectquote, Inc.	34,717	69,434
	Shore Bancshares, Inc.	7,289	105,982
	Sierra Bancorp	4,635	131,634
	Simmons First National Corp., Class A	27,763	644,102
*	SiriusPoint Ltd.	42,599	559,751
*	Skyward Specialty Insurance Group, Inc.	3,323	146,910
	SLM Corp.	24,003	528,786
	SmartFinancial, Inc.	4,132	137,017
*	SoFi Technologies, Inc.	196,563	2,195,609
	South Plains Financial, Inc.	3,123	105,245
*	Southern First Bancshares, Inc.	1,200	45,852
	Southern Missouri Bancorp, Inc.	2,534	150,266
	Southern States Bancshares, Inc.	1,252	38,950
	Southside Bancshares, Inc.	5,695	184,518
	SouthState Corp.	16,347	1,594,323
	Stellar Bancorp, Inc.	7,456	202,952
		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	6,712	$461,786
	Stock Yards Bancorp, Inc.	3,787	244,186
*	StoneX Group, Inc.	6,135	552,395
	Synovus Financial Corp.	28,653	1,428,925
	Territorial Bancorp, Inc.	1,638	16,773
*	Texas Capital Bancshares, Inc.	12,830	987,268
	TFS Financial Corp.	24,338	312,743
*	Third Coast Bancshares, Inc.	1,729	56,314
	Timberland Bancorp, Inc.	2,200	63,536
	Tiptree, Inc.	10,446	213,203
	Tompkins Financial Corp.	2,820	182,003
	Towne Bank	16,686	542,629
	TriCo Bancshares	6,714	286,889
*	Triumph Financial, Inc.	3,826	338,104
	TrustCo Bank Corp.	5,545	182,874
	Trustmark Corp.	12,450	432,264
	UMB Financial Corp.	7,051	773,706
	United Bankshares, Inc.	29,783	1,122,223
	United Community Banks, Inc.	25,443	724,108
	United Fire Group, Inc.	5,293	103,955
	Unity Bancorp, Inc.	2,451	94,805
	Universal Insurance Holdings, Inc.	7,418	147,915
	Univest Financial Corp.	8,024	223,308
	Unum Group	41,877	2,687,666
	USCB Financial Holdings, Inc.	1,170	16,988
	Valley National Bancorp	94,474	894,669
*	Velocity Financial, Inc.	3,648	70,078
	Veritex Holdings, Inc.	10,667	288,009
	Virginia National Bankshares Corp.	813	32,252
	Virtus Investment Partners, Inc.	1,211	262,024
	WaFd, Inc.	17,936	609,465
	Walker & Dunlop, Inc.	5,003	547,178
	Washington Trust Bancorp, Inc.	4,693	160,172

42

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	3,929	$57,913
	Webster Financial Corp.	31,614	1,637,605
	WesBanco, Inc.	18,296	575,409
	West BanCorp, Inc.	4,789	103,299
	Westamerica BanCorp	3,878	199,795
	Western Alliance Bancorp	21,684	1,804,326
	Western New England Bancorp, Inc.	5,200	45,292
	Westwood Holdings Group, Inc.	546	8,529
	White Mountains Insurance Group Ltd.	584	1,049,530
	Wintrust Financial Corp.	15,229	1,764,889
*	World Acceptance Corp.	1,270	144,907
	WSFS Financial Corp.	14,092	692,904
	Zions Bancorp NA	33,088	1,722,561
TOTAL FINANCIALS			136,703,663
HEALTH CARE — (6.9%)
*	2seventy bio, Inc.	10,426	45,249
*	89bio, Inc.	4,019	31,268
*	Acadia Healthcare Co., Inc.	8,394	358,340
*	Accolade, Inc.	24,300	77,031
*	AdaptHealth Corp.	23,246	239,201
*	Addus HomeCare Corp.	4,928	613,142
*	Allogene Therapeutics, Inc.	17,269	44,122
*	Amedisys, Inc.	5,253	496,934
*	AMN Healthcare Services, Inc.	4,966	188,410
*	AngioDynamics, Inc.	10,541	70,519
*	ANI Pharmaceuticals, Inc.	2,976	170,361
*	Anika Therapeutics, Inc.	3,278	56,087
*	Arcturus Therapeutics Holdings, Inc.	4,088	72,480
*	Artivion, Inc.	1,364	35,914
*	Atea Pharmaceuticals, Inc.	21,815	70,681
*	Aura Biosciences, Inc.	3,136	32,740
*	Avanos Medical, Inc.	11,749	219,471
		Shares	Value†
HEALTH CARE — (Continued)
*	Avidity Biosciences, Inc.	9,060	$382,876
*	Azenta, Inc.	15,168	623,253
*	Bio-Rad Laboratories, Inc., Class A	4,541	1,626,541
*	Black Diamond Therapeutics, Inc.	4,896	13,415
*	Brookdale Senior Living, Inc.	24,794	155,458
*	Caribou Biosciences, Inc.	9,060	17,758
*	Castle Biosciences, Inc.	6,351	220,189
*	Catalent, Inc.	14,209	832,647
*	Certara, Inc.	54,237	553,217
*	Charles River Laboratories International, Inc.	9,443	1,686,331
	CONMED Corp.	4,230	288,655
*	Cross Country Healthcare, Inc.	9,662	110,243
*	CryoPort, Inc.	9,739	64,862
*	Cullinan Therapeutics, Inc.	13,623	211,838
*	Definitive Healthcare Corp.	14,547	60,370
	Dentsply Sirona, Inc.	30,225	700,313
*	Design Therapeutics, Inc.	3,300	17,292
*	Dynavax Technologies Corp.	15,134	179,338
*	Editas Medicine, Inc.	16,985	49,257
*	Elanco Animal Health, Inc.	41,110	519,630
*	Electromed, Inc.	1,419	32,992
*	Emergent BioSolutions, Inc.	3,391	30,722
*	Enanta Pharmaceuticals, Inc.	894	10,053
*	Enhabit, Inc.	14,914	102,757
*	Enovis Corp.	13,478	556,237
*	Entrada Therapeutics, Inc.	2,338	40,073
*	Envista Holdings Corp.	36,712	769,851
*	Erasca, Inc.	25,860	66,977
*	Evolent Health, Inc., Class A	10,579	247,020
*	Fate Therapeutics, Inc.	33,678	79,817
*	FONAR Corp.	1,044	15,869
*	Fulcrum Therapeutics, Inc.	9,621	30,402

43

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Fulgent Genetics, Inc.	7,571	$162,398
*	Generation Bio Co.	1,376	3,000
*	Harvard Bioscience, Inc.	12,609	29,631
*	Health Catalyst, Inc.	14,727	114,429
	HealthStream, Inc.	7,384	215,871
*	ICU Medical, Inc.	3,032	517,653
*	Innoviva, Inc.	23,400	457,704
*	Inogen, Inc.	6,700	58,491
*	Integer Holdings Corp.	8,105	1,007,046
*	Integra LifeSciences Holdings Corp.	18,618	349,274
*	Intellia Therapeutics, Inc.	18,157	258,193
*	iTeos Therapeutics, Inc.	9,434	79,717
*	Jazz Pharmaceuticals PLC	10,880	1,197,126
*	Kewaunee Scientific Corp.	778	24,678
*	Kodiak Sciences, Inc.	8,592	32,650
*	LENSAR, Inc.	858	4,873
*	LifeStance Health Group, Inc.	20,669	138,689
*	Ligand Pharmaceuticals, Inc.	3,614	382,000
*	LivaNova PLC	1,776	91,677
*	MaxCyte, Inc.	22,438	80,328
	Mesa Laboratories, Inc.	227	25,887
*	Monte Rosa Therapeutics, Inc.	8,803	74,826
	National HealthCare Corp.	4,992	579,222
*	Nautilus Biotechnology, Inc.	3,527	9,170
#*	Neogen Corp.	46,914	669,932
*	Nkarta, Inc.	16,547	50,965
*	Nuvation Bio, Inc.	33,692	74,459
*	Olema Pharmaceuticals, Inc.	11,243	129,632
*	OmniAb, Inc. (2200963D US)	907	0
*	OmniAb, Inc. (2200964D US)	907	0
*	OmniAb, Inc. (OABI UQ)	30,768	125,841
*	Omnicell, Inc.	7,202	350,305
*	OptimizeRx Corp.	4,689	24,477
*	OraSure Technologies, Inc.	20,002	81,308
		Shares	Value†
HEALTH CARE — (Continued)
*	Organogenesis Holdings, Inc.	21,065	$58,350
*	ORIC Pharmaceuticals, Inc.	2,838	26,620
*	Orthofix Medical, Inc.	4,793	77,599
*	OrthoPediatrics Corp.	6,213	164,831
*	Owens & Minor, Inc.	22,914	291,237
*	Pacira BioSciences, Inc.	12,421	206,189
	Patterson Cos., Inc.	22,697	476,864
#*††	PDL BioPharma, Inc.	11,311	13,573
*	Pediatrix Medical Group, Inc.	14,219	175,178
	Perrigo Co. PLC	32,978	845,226
	Phibro Animal Health Corp., Class A	5,400	124,848
*	Pliant Therapeutics, Inc.	10,435	146,820
	Premier, Inc., Class A	25,991	523,719
*	Prestige Consumer Healthcare, Inc.	8,300	612,125
*	Progyny, Inc.	5,278	79,434
*	Puma Biotechnology, Inc.	10,275	29,284
*	Quanterix Corp.	7,488	98,954
*	QuidelOrtho Corp.	8,281	315,092
*	Quipt Home Medical Corp.	6,574	17,224
*	RAPT Therapeutics, Inc.	205	435
*	REGENXBIO, Inc.	11,500	98,785
*	Relay Therapeutics, Inc.	22,923	129,171
*	Sage Therapeutics, Inc.	7,424	45,138
	Select Medical Holdings Corp.	24,643	790,547
*	Semler Scientific, Inc.	1,882	55,293
*	Sensus Healthcare, Inc.	2,727	17,453
	SIGA Technologies, Inc.	9,713	70,128
*	Solid Biosciences, Inc.	3,144	17,355
*	Supernus Pharmaceuticals, Inc.	10,930	372,385
*	Surgery Partners, Inc.	17,864	514,483
*	Tactile Systems Technology, Inc.	4,369	63,394
*	Teladoc Health, Inc.	27,118	244,062
*	TruBridge, Inc.	4,455	57,158

44

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	U.S. Physical Therapy, Inc.	1,105	$88,599
	Universal Health Services, Inc., Class B	5,300	1,082,843
	Utah Medical Products, Inc.	718	45,507
*	Vanda Pharmaceuticals, Inc.	17,253	80,226
*	Varex Imaging Corp.	10,216	134,136
*	Veracyte, Inc.	18,518	624,797
	Viatris, Inc.	269,506	3,126,270
*	Vir Biotechnology, Inc.	16,340	122,387
*	Voyager Therapeutics, Inc.	13,775	94,083
*	Xencor, Inc.	10,017	210,457
*	Zimvie, Inc.	5,631	77,511
*	Zymeworks, Inc.	17,488	239,586
TOTAL HEALTH CARE			33,205,011
INDUSTRIALS — (18.6%)
*	3D Systems Corp.	5,391	16,173
*	AAR Corp.	11,705	687,083
	ABM Industries, Inc.	17,763	942,505
	ACCO Brands Corp.	28,063	137,509
	Acme United Corp.	800	31,760
	Acuity Brands, Inc.	4,242	1,275,527
*	AerSale Corp.	3,512	18,508
	AGCO Corp.	16,926	1,689,892
	Air Lease Corp.	37,705	1,672,217
	Alamo Group, Inc.	3,558	603,223
	Albany International Corp., Class A	2,522	171,294
*	Alight, Inc., Class A	124,595	863,443
	Allient, Inc.	4,747	82,076
*	Alpha Pro Tech Ltd.	1,796	10,040
	Alta Equipment Group, Inc.	6,851	44,532
*	Ameresco, Inc., Class A	8,612	264,991
*	American Superconductor Corp.	8,401	205,993
*	American Woodmark Corp.	4,932	447,382
*	API Group Corp.	651	22,225
	Apogee Enterprises, Inc.	6,087	455,551
	ARC Document Solutions, Inc.	3,534	11,874
	ArcBest Corp.	7,233	753,534
	Arcosa, Inc.	13,644	1,277,624
		Shares	Value†
INDUSTRIALS — (Continued)
	Argan, Inc.	3,568	$471,119
	Aris Water Solutions, Inc., Class A	5,934	97,911
	Astec Industries, Inc.	5,594	177,777
*	Astronics Corp. (ATRO US)	8,264	143,711
*	Asure Software, Inc.	5,807	57,605
	Atkore, Inc.	1,250	107,200
	AZZ, Inc.	6,573	500,731
	Barnes Group, Inc.	12,107	566,123
*	Beacon Roofing Supply, Inc.	3,924	361,283
	BGSF, Inc.	1,600	11,888
*	BlueLinx Holdings, Inc.	2,911	318,638
	Boise Cascade Co.	11,682	1,554,056
*	Bowman Consulting Group Ltd.	3,379	68,594
	Brady Corp., Class A	9,439	671,490
*	BrightView Holdings, Inc.	24,156	395,675
*	Broadwind, Inc.	3,704	6,741
*	CACI International, Inc., Class A	3,122	1,725,092
*	Cadeler AS (CDLR US), ADR	2,567	69,027
*	CECO Environmental Corp.	4,354	103,625
#*	Chart Industries, Inc.	4,360	526,339
	Civeo Corp.	3,828	98,188
*	Clarivate PLC	93,048	614,117
	CNH Industrial NV	291,438	3,272,849
	Columbus McKinnon Corp.	8,005	254,639
*	Commercial Vehicle Group, Inc.	6,639	19,319
*	Concrete Pumping Holdings, Inc.	13,849	76,862
*	Conduent, Inc.	55,327	199,177
	Covenant Logistics Group, Inc.	3,204	162,122
*	Custom Truck One Source, Inc.	36,203	148,070
	Deluxe Corp.	12,913	242,248
*	Distribution Solutions Group, Inc.	3,023	116,386
*	DLH Holdings Corp.	2,945	23,855
*	DNOW, Inc.	35,551	420,568
	Douglas Dynamics, Inc.	3,383	76,625
*	Ducommun, Inc.	5,134	301,828
	Dun & Bradstreet Holdings, Inc.	113,758	1,352,583
*	DXP Enterprises, Inc.	5,281	259,191

45

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Eastern Co.	1,614	$50,260
	EnerSys	6,535	632,980
	Ennis, Inc.	8,289	168,764
	Enpro, Inc.	5,896	858,517
*	Enviri Corp.	21,148	161,994
	Esab Corp.	5,954	732,580
	ESCO Technologies, Inc.	6,267	786,759
	EVI Industries, Inc.	201	3,996
*	First Advantage Corp.	26,743	484,583
	Flowserve Corp.	4,745	249,777
*	Forrester Research, Inc.	4,277	62,744
	FTAI Infrastructure, Inc.	17,250	139,207
*	Gates Industrial Corp. PLC	84,425	1,633,624
	GATX Corp.	7,870	1,084,171
*	Gencor Industries, Inc.	3,292	65,577
	Genpact Ltd.	25,350	967,609
*	Gibraltar Industries, Inc.	7,371	497,469
*	GMS, Inc.	9,637	866,270
	Gorman-Rupp Co.	5,466	201,969
*	Graham Corp.	3,300	92,466
	Granite Construction, Inc.	7,628	641,133
*	Great Lakes Dredge & Dock Corp.	21,061	240,727
	Greenbrier Cos., Inc.	9,305	551,507
*	GXO Logistics, Inc.	2,132	127,515
	H&E Equipment Services, Inc.	4,420	230,945
*	Hayward Holdings, Inc.	33,896	551,149
*	Healthcare Services Group, Inc.	17,632	193,423
	Heartland Express, Inc.	21,797	235,517
	Heidrick & Struggles International, Inc.	7,441	290,645
	Helios Technologies, Inc.	5,356	247,072
	Herc Holdings, Inc.	116	24,260
	Hexcel Corp.	1,212	71,132
	Hillenbrand, Inc.	13,358	368,013
*	Hillman Solutions Corp.	46,577	493,716
	HNI Corp.	9,979	491,765
	Hub Group, Inc., Class A	16,106	698,839
*	Hudson Global, Inc.	783	11,808
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hudson Technologies, Inc.	13,777	$105,670
	Huntington Ingalls Industries, Inc.	6,099	1,128,071
	Hurco Cos., Inc.	1,672	35,129
*	Hyliion Holdings Corp.	29,726	71,045
	Hyster-Yale, Inc.	2,487	157,850
*	IBEX Holdings Ltd.	3,200	57,472
	ICF International, Inc.	3,802	640,979
	Insteel Industries, Inc.	6,591	177,759
	Interface, Inc.	18,398	321,413
*	Janus International Group, Inc.	19,934	146,714
*	JELD-WEN Holding, Inc.	20,699	293,098
	John Bean Technologies Corp.	2,318	258,272
	Kelly Services, Inc., Class A	9,787	195,642
	Kennametal, Inc.	26,704	676,145
*	Kirby Corp.	5,214	598,359
	Knight-Swift Transportation Holdings, Inc.	49,131	2,558,742
	Korn Ferry	15,978	1,128,846
*	Kratos Defense & Security Solutions, Inc.	20,851	473,735
*	L.B. Foster Co., Class A	3,570	67,295
	Lindsay Corp.	695	83,192
	LSI Industries, Inc.	6,900	112,884
	Luxfer Holdings PLC	7,317	105,072
*	Manitex International, Inc.	6,524	37,122
*	Manitowoc Co., Inc.	10,482	97,902
	ManpowerGroup, Inc.	12,269	771,107
	Marten Transport Ltd.	17,151	265,497
*	MasTec, Inc.	1,426	175,241
*	Mastech Digital, Inc.	560	5,454
*	Masterbrand, Inc.	35,086	630,145
*	Matrix Service Co.	9,821	110,290
	Matson, Inc.	8,211	1,271,802
	Matthews International Corp., Class A	8,137	189,511
	Maximus, Inc.	7,307	631,617
*	Mayville Engineering Co., Inc.	6,491	132,871
	McGrath RentCorp	4,406	500,962
*	Mercury Systems, Inc.	14,439	467,102
*	Middleby Corp.	8,362	1,084,551
	Miller Industries, Inc.	3,650	239,586

46

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	MillerKnoll, Inc.	19,276	$431,011
*	Mistras Group, Inc.	10,831	91,522
*	Montrose Environmental Group, Inc.	2,929	77,238
*	MRC Global, Inc.	17,929	219,810
	Mueller Industries, Inc.	18,103	1,483,903
*	MYR Group, Inc.	2,928	383,568
	NL Industries, Inc.	5,312	39,787
*	NN, Inc.	7,381	23,250
*	Northwest Pipe Co.	3,517	157,878
*	NV5 Global, Inc.	9,920	226,672
	nVent Electric PLC	355	26,472
*	OPENLANE, Inc.	33,467	528,779
*	Orion Group Holdings, Inc.	9,300	56,823
	Oshkosh Corp.	12,798	1,308,468
*	PAM Transportation Services, Inc.	4,920	76,162
	Park Aerospace Corp.	5,583	75,538
	Park-Ohio Holdings Corp.	3,791	107,930
*	Paycor HCM, Inc.	9,005	135,885
*	Planet Labs PBC	53,622	118,505
	Powell Industries, Inc.	1,328	338,613
	Preformed Line Products Co.	1,615	198,645
	Primoris Services Corp.	16,168	1,012,440
*	Proto Labs, Inc.	6,849	187,663
	Quad/Graphics, Inc.	14,200	90,170
	Quanex Building Products Corp.	10,484	304,665
*	Radiant Logistics, Inc.	14,977	99,597
	Regal Rexnord Corp.	13,523	2,252,120
*	Resideo Technologies, Inc.	36,432	716,617
	Resources Connection, Inc.	9,959	80,170
	REV Group, Inc.	16,236	430,254
	Rush Enterprises, Inc. (RUSHA US), Class A	14,102	797,891
	Rush Enterprises, Inc. (RUSHB US), Class B	3,723	180,789
	Ryder System, Inc.	9,770	1,429,156
	Schneider National, Inc., Class B	29,545	835,533
	Sensata Technologies Holding PLC	29,160	1,001,354
	Shyft Group, Inc.	7,815	100,970
		Shares	Value†
INDUSTRIALS — (Continued)
	Standex International Corp.	560	$102,973
	Steelcase, Inc., Class A	24,785	298,164
*	Stericycle, Inc.	2,485	152,753
*»	Sterling Check Corp.	12,076	210,002
*	Stratasys Ltd.	2,251	16,095
*	Sunrun, Inc.	44,205	638,762
*	TaskUS, Inc., Class A	4,974	62,871
*	Taylor Devices, Inc.	698	32,820
	Tennant Co.	2,596	227,306
	Terex Corp.	15,868	820,534
*	Thermon Group Holdings, Inc.	10,515	275,598
	Timken Co.	13,601	1,128,883
*	Titan International, Inc.	18,619	119,906
*	Titan Machinery, Inc.	5,709	78,356
	Trinity Industries, Inc.	19,799	678,710
*	TrueBlue, Inc.	9,044	67,740
	TTEC Holdings, Inc.	7,241	37,653
*	Tutor Perini Corp.	13,959	361,817
	Twin Disc, Inc.	4,046	46,974
	UFP Industries, Inc.	12,828	1,569,378
*	U-Haul Holding Co. (UHAL US)	3,791	277,994
	U-Haul Holding Co. (UHAL/B US)	29,251	1,996,673
*	Ultralife Corp.	4,895	41,167
	UniFirst Corp.	3,714	667,814
	Universal Logistics Holdings, Inc.	6,352	267,038
*	V2X, Inc.	5,516	339,786
	Vestis Corp.	24,423	330,199
*	Vicor Corp.	4,106	187,685
	Virco Mfg. Corp.	2,762	38,751
*	VirTra, Inc.	1,814	11,065
	VSE Corp.	3,708	380,515
	Wabash National Corp.	14,720	256,717
	WESCO International, Inc.	13,716	2,633,061
*	Willdan Group, Inc.	4,998	236,455
	Willis Lease Finance Corp.	977	177,159
TOTAL INDUSTRIALS			88,868,056
INFORMATION TECHNOLOGY — (9.4%)
*	8x8, Inc.	28,880	64,402
#*	908 Devices, Inc.	8,901	27,905
*	ADTRAN Holdings, Inc.	6,238	37,896
	Advanced Energy Industries, Inc.	1,734	188,191

47

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aeva Technologies, Inc.	6,546	$24,089
*	Alpha & Omega Semiconductor Ltd.	7,380	243,835
	Amdocs Ltd.	18,656	1,636,971
	Amkor Technology, Inc.	66,375	1,689,244
*	Amtech Systems, Inc.	200	1,112
#*	Applied Optoelectronics, Inc.	9,400	146,828
*	Arrow Electronics, Inc.	18,498	2,195,158
*	ASGN, Inc.	9,795	902,119
*	Aspen Technology, Inc.	8,833	2,073,370
*	AstroNova, Inc.	670	8,482
*	Aviat Networks, Inc.	2,896	59,223
	Avnet, Inc.	33,784	1,831,431
*	Axcelis Technologies, Inc.	948	80,874
	Bel Fuse, Inc. (BELFB US), Class B	3,300	248,886
	Belden, Inc.	3,817	434,642
	Benchmark Electronics, Inc.	12,099	523,887
*	Bill Holdings, Inc.	488	28,480
*	Brightcove, Inc.	5,040	10,886
*	Calix, Inc.	6,100	215,818
*	Cerence, Inc.	10,825	32,962
*	CEVA, Inc.	5,343	124,679
#*	Cleanspark, Inc.	56,312	597,470
*	Clearfield, Inc.	670	24,073
*	Coherent Corp.	34,596	3,198,054
*	Cohu, Inc.	12,284	306,117
*	Comtech Telecommunications Corp.	6,636	24,686
	CSP, Inc.	524	6,534
	CTS Corp.	6,806	336,829
*	Daily Journal Corp.	335	162,475
*	Daktronics, Inc.	13,790	179,684
*	Diebold Nixdorf, Inc.	3,762	174,105
*	Digi International, Inc.	8,391	243,087
*	Diodes, Inc.	10,289	601,701
*	DoubleVerify Holdings, Inc.	23,135	394,452
*	DXC Technology Co.	44,628	886,312
*	E2open Parent Holdings, Inc.	59,618	174,681
*	Eastman Kodak Co.	14,140	66,741
*	eGain Corp.	5,430	26,716
*	ePlus, Inc.	6,380	567,501
*	EverCommerce, Inc.	1,016	10,688
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Everspin Technologies, Inc.	6,741	$41,659
*	FARO Technologies, Inc.	5,505	96,558
*	Fastly, Inc., Class A	34,331	248,213
*	Flex Ltd.	81,206	2,815,412
	Frequency Electronics, Inc.	2,300	29,026
*	Grid Dynamics Holdings, Inc.	12,736	202,757
*	Ichor Holdings Ltd.	10,822	295,008
*	Identiv, Inc.	2,730	9,664
	Immersion Corp.	6,234	52,553
*	indie Semiconductor, Inc., Class A	25,219	83,475
	Information Services Group, Inc.	17,853	54,809
*	inTEST Corp.	3,000	21,510
*	Intevac, Inc.	6,900	22,977
*	IPG Photonics Corp.	7,253	587,203
*	Iteris, Inc.	1,635	11,756
	Juniper Networks, Inc.	11,572	450,151
*	Kimball Electronics, Inc.	7,123	126,718
*	Knowles Corp.	31,372	543,363
	Kulicke & Soffa Industries, Inc.	12,696	569,543
*	KVH Industries, Inc.	4,701	21,766
*	Lantronix, Inc.	9,117	35,647
	Littelfuse, Inc.	2,407	588,824
*	LiveRamp Holdings, Inc.	16,901	423,032
	Logility Supply Chain Solutions, Inc.	5,694	60,072
*	Magnachip Semiconductor Corp.	10,292	45,388
*	Matterport, Inc.	95,076	433,547
	Methode Electronics, Inc.	8,001	69,769
*	Mirion Technologies, Inc.	27,463	406,452
*	Mitek Systems, Inc.	8,516	73,152
	MKS Instruments, Inc.	1,471	146,114
*	NETGEAR, Inc.	7,262	159,183
*	NetScout Systems, Inc.	17,224	362,221
*	nLight, Inc.	6,600	82,368
*	Olo, Inc., Class A	28,354	142,054
*	ON24, Inc.	12,540	75,867
*	OneSpan, Inc.	1,612	26,888
*	Ooma, Inc.	4,496	53,772

48

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	4,740	$626,675
	PC Connection, Inc.	8,964	570,559
*	Penguin Solutions, Inc.	7,837	117,947
*	Photronics, Inc.	18,777	428,116
*	Plexus Corp.	6,929	998,469
*	Ribbon Communications, Inc.	28,765	102,403
	Richardson Electronics Ltd.	4,279	58,793
*	Riot Platforms, Inc.	32,122	296,807
*	Rogers Corp.	4,722	473,522
*	Sanmina Corp.	17,147	1,202,005
*	ScanSource, Inc.	9,180	389,324
*	SecureWorks Corp., Class A	1,681	14,070
	SolarWinds Corp.	35,845	468,853
*	SoundThinking, Inc.	2,566	27,174
*	Synaptics, Inc.	2,305	158,284
	TD SYNNEX Corp.	19,869	2,291,889
*	Telos Corp.	13,383	46,974
*	TTM Technologies, Inc.	36,410	817,040
*	Twilio, Inc., Class A	35,577	2,869,285
*	Ultra Clean Holdings, Inc.	20,125	673,181
*	Veeco Instruments, Inc.	4,666	134,287
*	Verint Systems, Inc.	10,161	216,429
*	Viasat, Inc.	15,455	148,368
*	Viavi Solutions, Inc.	39,209	361,507
	Vishay Intertechnology, Inc.	32,864	557,373
*	Vishay Precision Group, Inc.	4,379	101,637
	Xerox Holdings Corp.	35,050	286,359
*	Xperi, Inc.	12,774	116,627
TOTAL INFORMATION TECHNOLOGY			44,835,704
MATERIALS — (5.2%)
	American Vanguard Corp.	7,188	37,593
*	Arcadium Lithium PLC	77,193	416,070
	Ashland, Inc.	12,657	1,070,402
*	Aspen Aerogels, Inc.	9,802	174,868
	Avient Corp.	25,575	1,192,051
	Berry Global Group, Inc.	19,341	1,362,573
*	Bioceres Crop Solutions Corp.	2,405	16,162
		Shares	Value†
MATERIALS — (Continued)
	Caledonia Mining Corp. PLC	3,217	$47,965
	Celanese Corp.	11,741	1,479,014
*	Coeur Mining, Inc.	21,404	137,842
	Commercial Metals Co.	32,834	1,766,469
	Compass Minerals International, Inc.	9,354	115,148
*	Flotek Industries, Inc.	4,383	21,740
	FMC Corp.	1,278	83,057
*	Gatos Silver, Inc.	64	1,187
	Graphic Packaging Holding Co.	48,788	1,378,749
	Greif, Inc. (GEF US), Class A	7,728	482,536
	Greif, Inc. (GEF/B US), Class B	3,492	233,720
	Haynes International, Inc.	3,802	229,489
	HB Fuller Co.	10,154	743,070
	Hecla Mining Co.	170,422	1,106,039
	Huntsman Corp.	45,470	1,000,340
	Innospec, Inc.	5,931	639,243
*	Intrepid Potash, Inc.	4,108	103,070
	Kaiser Aluminum Corp.	2,520	187,135
*	Knife River Corp.	7,242	704,791
	Koppers Holdings, Inc.	5,412	184,062
*	LSB Industries, Inc.	5,927	48,601
	Materion Corp.	5,036	511,809
*	McEwen Mining, Inc.	10,303	97,982
	Mercer International, Inc.	17,933	116,923
	Minerals Technologies, Inc.	8,755	659,164
	Mosaic Co.	69,282	1,853,986
#*	MP Materials Corp.	26,973	485,244
	Myers Industries, Inc.	9,990	117,682
	Northern Technologies International Corp.	2,067	26,272
	Olympic Steel, Inc.	3,097	111,120
	Pactiv Evergreen, Inc.	30,646	347,526
*	Perimeter Solutions SA	26,514	352,106
	Quaker Chemical Corp.	1,819	275,724
	Radius Recycling, Inc.	9,021	146,050
*	Ranpak Holdings Corp.	21,511	130,787
	Ryerson Holding Corp.	9,825	214,087

49

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	8,113	$612,369
	Silgan Holdings, Inc.	22,745	1,176,826
	Sonoco Products Co.	18,530	973,196
	Stepan Co.	5,927	428,759
	Sylvamo Corp.	5,954	506,209
	TriMas Corp.	11,603	311,541
	Worthington Steel, Inc.	11,339	433,603
TOTAL MATERIALS			24,851,951
REAL ESTATE — (1.3%)
*	AMREP Corp.	783	23,811
*	Anywhere Real Estate, Inc.	27,372	105,656
*	Cushman & Wakefield PLC	51,978	704,302
*	Douglas Elliman, Inc.	18,914	38,017
*	Five Point Holdings LLC, Class A	9,671	38,877
*	Forestar Group, Inc.	12,030	379,787
*	FRP Holdings, Inc.	4,908	142,332
*	Howard Hughes Holdings, Inc.	13,550	1,030,342
*	Jones Lang LaSalle, Inc.	7,506	2,033,826
	Kennedy-Wilson Holdings, Inc.	12,269	131,156
	Marcus & Millichap, Inc.	17,230	651,983
	Newmark Group, Inc., Class A	37,900	568,121
*	Opendoor Technologies, Inc.	34,604	60,557
*	RE/MAX Holdings, Inc., Class A	4,179	51,151
	RMR Group, Inc., Class A	3,432	82,608
*	Seaport Entertainment Group, Inc.	3,412	92,636
		Shares	Value†
REAL ESTATE — (Continued)
*	Star Holdings	1,928	$24,563
*	Stratus Properties, Inc.	1,919	42,774
*	Tejon Ranch Co.	9,668	153,818
TOTAL REAL ESTATE			6,356,317
UTILITIES — (0.4%)
*	Altus Power, Inc.	39,057	134,356
	Brookfield Renewable Corp., Class A	16,877	516,099
	Genie Energy Ltd., Class B	4,514	70,960
*	Montauk Renewables, Inc.	12,306	68,052
	New Jersey Resources Corp.	19,776	907,521
	Ormat Technologies, Inc.	4,754	375,661
#*	Sunnova Energy International, Inc.	11,570	70,230
TOTAL UTILITIES			2,142,879
TOTAL COMMON STOCKS Cost ($379,169,632)			468,395,252

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	986,182	986,182
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	840,343	9,719,411
TOTAL INVESTMENTS — (100.0%)
(Cost $389,874,916)			$479,100,845

50

U.S. Sustainability Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$20,862,304	—	—	$20,862,304
Consumer Discretionary	74,362,975	—	—	74,362,975
Consumer Staples	21,319,096	—	—	21,319,096
Energy	14,887,296	—	—	14,887,296
Financials	136,703,663	—	—	136,703,663
Health Care	33,191,438	—	$13,573	33,205,011
Industrials	88,658,054	$210,002	—	88,868,056
Information Technology	44,835,704	—	—	44,835,704
Materials	24,851,951	—	—	24,851,951
Real Estate	6,356,317	—	—	6,356,317
Utilities	2,142,879	—	—	2,142,879
Temporary Cash Investments	986,182	—	—	986,182
Securities Lending Collateral	—	9,719,411	—	9,719,411
Total Investments in Securities	$469,157,859	$9,929,413	$13,573˂˃	$479,100,845

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

51

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (5.8%)
#	Accent Group Ltd.	218,106	$337,123
	Acrow Ltd.	97,009	67,396
#	Adairs Ltd.	39,177	68,248
*	Ainsworth Game Technology Ltd.	22,621	10,763
#*	Alkane Resources Ltd.	108,421	40,397
	ALS Ltd.	115,890	1,069,825
	Amotiv Ltd.	61,164	425,713
	AMP Ltd.	1,218,515	1,138,268
	Ampol Ltd.	177,184	3,243,979
	ANZ Group Holdings Ltd.	337,393	6,876,240
#*	Appen Ltd.	95,865	124,487
#*	Arafura Rare Earths Ltd. (ARU AU)	218,267	21,401
	ARB Corp. Ltd.	19,477	527,659
	Aristocrat Leisure Ltd.	172,545	6,943,146
#	ARN Media Ltd.	113,080	54,891
#*	Articore Group Ltd.	58,802	12,924
	Atlas Arteria Ltd.	234,015	749,135
	AUB Group Ltd.	15,741	329,888
#	Audinate Group Ltd.	6,858	41,794
#*	Aurelia Metals Ltd.	355,173	43,198
#*	Aussie Broadband Ltd.	81,025	193,493
*	Austal Ltd.	147,496	318,477
#	Austin Engineering Ltd.	59,853	20,688
	Australian Clinical Labs Ltd.	90,647	215,533
#	Australian Ethical Investment Ltd.	60,020	177,375
#	Australian Finance Group Ltd.	159,623	167,453
#	Auswide Bank Ltd.	8,642	23,957
	Autosports Group Ltd.	7,525	11,116
#††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	60,832
	Bank of Queensland Ltd.	268,206	1,147,200
	Bapcor Ltd.	70,103	210,050
#	Beacon Lighting Group Ltd.	39,837	76,785
	Bega Cheese Ltd.	78,096	263,220
*	Bellevue Gold Ltd.	162,322	172,253
	Bendigo & Adelaide Bank Ltd.	84,419	680,149
	Brambles Ltd.	414,055	4,985,228
		Shares	Value»
AUSTRALIA — (Continued)
#	Bravura Solutions Ltd.	146,038	$144,832
	Breville Group Ltd.	49,188	1,022,397
	Capitol Health Ltd.	221,740	54,672
*	Capricorn Metals Ltd.	102,674	426,365
	CAR Group Ltd.	50,201	1,236,502
*	Carnarvon Energy Ltd.	83,876	8,488
#*	Catapult Group International Ltd.	40,885	70,147
	Cedar Woods Properties Ltd.	38,041	143,685
#*	Cettire Ltd.	116,586	115,583
	Challenger Ltd.	288,452	1,142,427
	Champion Iron Ltd.	209,667	804,717
*	Chrysos Corp. Ltd.	4,376	15,629
#	Clover Corp. Ltd.	30,399	10,344
*	Coast Entertainment Holdings Ltd.	69,563	20,406
	Cochlear Ltd.	14,111	2,612,489
	Codan Ltd.	45,688	472,703
*	Cogstate Ltd.	11,856	7,616
	Coles Group Ltd.	168,615	1,946,069
	Collins Foods Ltd.	35,174	192,035
	Commonwealth Bank of Australia	170,216	15,876,783
	Computershare Ltd.	176,357	3,048,763
	CSL Ltd.	27,712	5,203,072
	Dalrymple Bay Infrastructure Ltd.	16,123	35,542
	Data#3 Ltd.	30,975	148,392
	Deterra Royalties Ltd.	165,338	400,004
#*	Develop Global Ltd.	5,983	10,107
	Dicker Data Ltd.	34,939	197,251
	Domain Holdings Australia Ltd.	79,465	156,626
	Downer EDI Ltd.	180,376	660,906
#	DUG Technology Ltd.	6,526	7,924
#	Duratec Ltd.	24,415	26,331
	Eagers Automotive Ltd.	66,134	479,828
	Elders Ltd.	72,767	405,898
*	Emeco Holdings Ltd.	163,382	82,755
*	Emerald Resources NL	65,676	180,383
	Endeavour Group Ltd.	440,451	1,354,877
	Enero Group Ltd.	18,021	13,176
	EQT Holdings Ltd.	6,775	137,986
	Evolution Mining Ltd.	263,228	902,490
	Fiducian Group Ltd.	4,858	29,206

52

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	FleetPartners Group Ltd.	137,030	$262,654
#	Fleetwood Ltd.	63,521	85,713
#	Flight Centre Travel Group Ltd.	53,507	559,632
	Fortescue Ltd.	379,738	4,755,401
#*	Frontier Digital Ventures Ltd.	37,508	11,149
	G8 Education Ltd.	368,199	324,334
*	Genesis Minerals Ltd.	125,351	200,153
	Gold Road Resources Ltd.	467,795	610,132
#	GR Engineering Services Ltd.	49,124	68,131
	GrainCorp Ltd., Class A	105,630	624,166
	GWA Group Ltd.	126,104	192,312
	Hansen Technologies Ltd.	61,557	201,019
#	Harvey Norman Holdings Ltd.	132,091	396,152
*	Healius Ltd.	425,809	460,641
	Helia Group Ltd.	256,449	681,388
*	Hot Chili Ltd.	5,149	2,846
	HUB24 Ltd.	12,509	562,997
#	Humm Group Ltd.	155,804	72,610
#	IDP Education Ltd.	44,197	402,367
	IGO Ltd.	207,731	711,616
	Imdex Ltd.	304,982	518,113
#	Immutep Ltd. (IMM AU)	156,238	29,204
#*	Immutep Ltd. (IMMP US), Sponsored ADR	4,300	7,805
	Infomedia Ltd.	158,228	147,622
	Insignia Financial Ltd.	468,153	1,013,284
	Insurance Australia Group Ltd.	738,219	3,624,992
#	Integral Diagnostics Ltd.	18,041	36,993
#*	ioneer Ltd.	107,905	20,371
	IPH Ltd.	100,731	354,432
*	IRESS Ltd.	52,606	342,091
	IVE Group Ltd.	45,812	63,936
*	James Hardie Industries PLC (JHX AU), CDI	118,247	3,771,281
	JB Hi-Fi Ltd.	66,231	3,554,104
	Johns Lyng Group Ltd.	93,322	233,668
	Jumbo Interactive Ltd.	3,096	26,125
	Jupiter Mines Ltd.	167,332	19,223
#	Kogan.com Ltd.	13,576	41,303
		Shares	Value»
AUSTRALIA — (Continued)
	Lendlease Corp. Ltd.	246,446	$1,091,930
	Liberty Financial Group Ltd.	4,265	8,836
#	Lifestyle Communities Ltd.	34,756	195,911
	Lindsay Australia Ltd.	54,872	30,585
	Lottery Corp. Ltd.	385,259	1,258,827
#	Lovisa Holdings Ltd.	29,476	572,750
	Lycopodium Ltd.	16,294	122,442
#*	Lynas Rare Earths Ltd.	245,067	1,217,924
#	MA Financial Group Ltd.	23,353	98,060
	Macmahon Holdings Ltd.	514,245	128,420
	Macquarie Group Ltd.	34,775	5,263,101
*	Macquarie Technology Group Ltd.	2,803	152,219
#	Mader Group Ltd.	4,543	18,100
	Magellan Financial Group Ltd.	130,506	914,327
	McMillan Shakespeare Ltd.	49,056	470,751
	McPherson's Ltd.	32,460	8,184
	Medibank Pvt Ltd.	906,784	2,131,108
#*	Mesoblast Ltd. (MSB AU)	230,100	197,625
#*	Metals X Ltd.	132,918	42,336
	Metcash Ltd.	876,104	1,757,345
	Michael Hill International Ltd. (MHJ AU)	39,511	15,540
	Mineral Resources Ltd.	59,247	1,522,494
	Monadelphous Group Ltd.	39,190	323,082
	Monash IVF Group Ltd.	152,282	117,337
#	Myer Holdings Ltd.	193,407	114,748
	MyState Ltd.	41,341	102,900
*	Nanosonics Ltd.	18,649	38,891
	National Australia Bank Ltd.	361,739	9,168,318
	Navigator Global Investments Ltd.	117,612	133,242
	Netwealth Group Ltd.	63,029	1,137,209
	nib holdings Ltd.	323,631	1,225,055
	Northern Star Resources Ltd.	91,821	1,065,527
#*	Novonix Ltd.	24,110	11,037
	Nufarm Ltd.	400,308	1,008,761
*	Nuix Ltd.	62,171	313,989
	Objective Corp. Ltd.	10,044	106,484
*	OFX Group Ltd.	91,001	87,276

53

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Omni Bridgeway Ltd.	52,908	$31,803
	oOh!media Ltd.	255,375	207,127
	Orica Ltd.	103,333	1,173,756
	Orora Ltd.	781,572	1,235,315
	Pacific Current Group Ltd.	18,366	131,880
*	Paladin Energy Ltd.	51,894	341,650
*	Paragon Care Ltd.	56,430	15,519
	Peet Ltd.	185,175	165,759
	Perenti Ltd.	541,519	416,025
	Perpetual Ltd.	35,458	470,504
	Perseus Mining Ltd.	488,791	913,861
*	PEXA Group Ltd.	55,603	493,978
#*	Pilbara Minerals Ltd.	814,491	1,508,590
	Pinnacle Investment Management Group Ltd.	16,271	213,708
	Platinum Asset Management Ltd.	248,522	199,800
*	Playside Studios Ltd.	33,637	10,855
#	PointsBet Holdings Ltd.	36,380	18,843
#*	Praemium Ltd.	78,103	34,654
	Premier Investments Ltd.	48,151	1,059,607
	Pro Medicus Ltd.	31,434	3,981,911
#	Propel Funeral Partners Ltd.	4,529	18,027
	PWR Holdings Ltd.	14,264	85,110
	QBE Insurance Group Ltd.	276,816	3,125,286
	Ramelius Resources Ltd.	314,963	491,414
	Ramsay Health Care Ltd.	53,416	1,404,925
	REA Group Ltd.	18,274	2,701,535
*	ReadyTech Holdings Ltd.	14,937	29,093
	Reece Ltd.	56,019	834,717
*	Regis Resources Ltd.	174,540	307,453
	Reject Shop Ltd.	6,652	12,595
	Reliance Worldwide Corp. Ltd.	264,412	900,267
*	Resolute Mining Ltd.	353,804	189,175
*	Retail Food Group Ltd.	1,226,658	52,573
*	RPMGlobal Holdings Ltd.	69,599	135,590
*	Sandfire Resources Ltd.	242,984	1,644,443
#	SEEK Ltd.	108,245	1,758,571
	Servcorp Ltd.	3,335	11,034
	Service Stream Ltd.	250,257	248,066
		Shares	Value»
AUSTRALIA — (Continued)
	Seven Group Holdings Ltd.	50,119	$1,365,498
*	Seven West Media Ltd.	342,179	35,982
	SG Fleet Group Ltd.	43,352	77,006
	Shaver Shop Group Ltd.	14,608	13,307
	Sigma Healthcare Ltd.	1,828,981	2,348,152
	Sims Ltd. (SGM AU)	83,375	692,845
	Sims Ltd. (SMSMY US), Sponsored ADR	419	3,436
	SmartGroup Corp. Ltd.	92,901	471,343
	Solvar Ltd.	61,496	53,204
	Sonic Healthcare Ltd.	98,216	1,730,597
	Southern Cross Electrical Engineering Ltd.	30,707	32,823
#	Southern Cross Media Group Ltd.	66,545	22,713
	SRG Global Ltd.	118,317	86,501
#	St Barbara Ltd.	44,101	13,314
	Steadfast Group Ltd.	375,352	1,351,813
	Step One Clothing Ltd.	17,335	17,180
	Suncorp Group Ltd.	265,576	3,115,272
	Super Retail Group Ltd.	88,331	837,599
#*	Syrah Resources Ltd.	69,307	13,491
	Tabcorp Holdings Ltd.	679,689	208,501
	Technology One Ltd.	177,456	2,828,292
*	Telix Pharmaceuticals Ltd.	20,382	278,512
*	Temple & Webster Group Ltd.	24,823	187,541
	Transurban Group	214,972	1,791,565
	Treasury Wine Estates Ltd.	134,613	999,413
#	Tyro Payments Ltd.	81,349	41,137
	Universal Store Holdings Ltd.	2,327	12,013
*	Vault Minerals Ltd.	1,787,698	460,455
	Veem Ltd.	24,170	22,892
	Ventia Services Group Pty. Ltd.	377,683	1,134,298
Ω	Viva Energy Group Ltd.	715,170	1,230,291
*	WEB Travel Group Ltd.	105,200	276,273
*	Webjet Group Ltd.	105,200	53,655
	Wesfarmers Ltd.	115,152	5,065,660

54

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	West African Resources Ltd.	230,109	$276,244
	Westgold Resources Ltd.	156,501	329,423
	Westpac Banking Corp.	388,958	8,168,813
	WiseTech Global Ltd.	26,814	2,058,730
	Woolworths Group Ltd.	236,526	4,639,032
	Worley Ltd.	162,711	1,494,125
*	Xero Ltd.	37,026	3,597,281
	XRF Scientific Ltd.	26,910	28,960
*	Zip Co. Ltd.	316,424	616,864
TOTAL AUSTRALIA			202,482,657
AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	81,302
	ANDRITZ AG	28,047	1,693,283
Ω	BAWAG Group AG	27,243	2,111,594
#	CA Immobilien Anlagen AG	8,806	213,518
*	DO & Co. AG	1,810	281,378
	Erste Group Bank AG	47,996	2,714,927
*	Eurotelesites AG	9,318	50,514
#	FACC AG	2,711	18,436
*	Immofinanz AG (IIA AV)	33,830	134,922
*	Kapsch TrafficCom AG	705	5,753
#	Oesterreichische Post AG	11,975	379,791
	Palfinger AG	6,062	134,730
	PIERER Mobility AG	288	4,000
	Porr AG	7,322	115,762
	Raiffeisen Bank International AG	27,193	487,127
*	Rosenbauer International AG	863	32,392
	Schoeller-Bleckmann Oilfield Equipment AG	4,412	132,462
	Strabag SE (STR AV)	442	17,403
	Telekom Austria AG	53,263	440,290
*	UBM Development AG	2,066	43,470
	UNIQA Insurance Group AG	47,884	375,366
	Verbund AG	15,296	1,259,690
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	515,007
	Wienerberger AG	13,247	400,074
		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	11,802	$68,296
TOTAL AUSTRIA			11,711,487
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	6,931	1,411,513
	Ageas SA	96,482	5,035,235
	Anheuser-Busch InBev SA (ABI BB)	6,203	367,784
*	Argenx SE (ARGX BB)	2,483	1,464,115
*	Argenx SE (ARGX US), ADR	126	73,874
	Azelis Group NV	35,393	709,059
	Barco NV	10,031	124,736
	Bekaert SA	16,249	593,807
	Cie d'Entreprises CFE	3,294	21,900
	Colruyt Group NV	36,040	1,683,646
	Deceuninck NV	24,834	62,447
	D'ieteren Group	2,720	588,871
	Econocom Group SA NV	47,983	103,397
	Elia Group SA	5,190	493,858
	EVS Broadcast Equipment SA	3,556	110,101
	Fagron	33,226	672,519
*	Galapagos NV (GLPG BB)	9,005	240,402
*	Galapagos NV (GLPG NA)	110	2,937
	Gimv NV	11,027	455,255
	Greenyard NV	5,108	33,300
*	Hyloris Pharmaceuticals SA	1,301	8,016
	Immobel SA	2,162	43,626
	Ion Beam Applications	4,495	66,629
	KBC Group NV	111,647	8,132,497
	Lotus Bakeries NV	177	2,320,135
	Melexis NV	5,388	351,882
*	Ontex Group NV	7,940	66,807
*	Orange Belgium SA	11,895	192,654
	Proximus SADP	63,269	462,055
	Recticel SA	14,142	185,738
	Roularta Media Group NV	104	1,323
	Tessenderlo Group SA	3,181	86,228
	UCB SA	18,151	3,494,946
	Umicore SA	96,172	1,157,851
#	Van de Velde NV	2,854	97,148

55

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	VGP NV	5,660	$476,002
TOTAL BELGIUM			31,392,293
CANADA — (9.8%)
*	5N Plus, Inc.	49,399	251,900
	Acadian Timber Corp.	3,700	48,922
*	ACT Energy Technologies Ltd.	11,457	49,207
	ADENTRA, Inc.	8,529	235,162
	Aecon Group, Inc.	17,217	286,754
	Ag Growth International, Inc.	8,573	303,920
	AGF Management Ltd., Class B	16,300	121,985
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	349,647
#	Agnico Eagle Mines Ltd. (AEM US)	65,066	5,614,556
#*	Aimia, Inc.	19,431	35,028
	AirBoss of America Corp.	3,500	10,507
	Alamos Gold, Inc. (AGI CN), Class A	24,802	501,077
	Alamos Gold, Inc. (AGI US), Class A	117,604	2,373,257
	AltaGas Ltd.	108,134	2,583,846
	Altus Group Ltd.	9,257	350,241
	Amerigo Resources Ltd.	17,500	21,492
#	Andlauer Healthcare Group, Inc.	12,163	358,771
	Andrew Peller Ltd., Class A	11,700	33,276
*	Aritzia, Inc.	44,981	1,448,270
*	Arizona Sonoran Copper Co., Inc.	9,500	9,279
*	Ascot Resources Ltd.	48,000	8,619
	Atco Ltd., Class I	26,256	911,186
	AtkinsRealis Group, Inc.	68,615	3,301,760
*	ATS Corp. (ATS CN)	28,601	857,198
	Aura Minerals, Inc.	2,700	35,002
*	AutoCanada, Inc.	2,455	26,166
	B2Gold Corp. (BTG US)	47,200	156,704
	B2Gold Corp. (BTO CN)	68,930	227,730
*	Ballard Power Systems, Inc. (BLDP CN)	1,927	3,059
#	Ballard Power Systems, Inc. (BLDP US)	55,814	88,186
		Shares	Value»
CANADA — (Continued)
#	Bank of Montreal (BMO CN)	40,616	$3,701,194
	Bank of Montreal (BMO US)	69,857	6,365,370
	Bank of Nova Scotia (BNS CN)	100,854	5,192,820
	Bank of Nova Scotia (BNS US)	62,291	3,207,364
*	Bausch & Lomb Corp.	904	18,333
#	Bausch Health Cos., Inc. (BHC US)	58,735	540,362
	BCE, Inc. (BCE US)	15,161	489,094
	Bird Construction, Inc.	35,657	776,215
	Black Diamond Group Ltd.	13,600	88,397
#*	BlackBerry Ltd.	23,151	52,321
	BMTC Group, Inc.	1,803	16,374
*	Bombardier, Inc. (BBD/A CN), Class A	1,100	80,796
*	Bombardier, Inc. (BBD/B CN), Class B	35,712	2,626,942
	Boralex, Inc., Class A	41,886	1,006,876
	Boyd Group Services, Inc.	7,992	1,243,844
*	Bragg Gaming Group, Inc.	9,989	45,550
	Bridgemarq Real Estate Services	1,000	10,831
	Brookfield Corp. (BN US)	191,708	10,160,524
#	Brookfield Infrastructure Corp. (BIPC CN), Class A	24,243	996,618
	Brookfield Wealth Solutions Ltd.	1,581	83,904
	BRP, Inc. (DOO CN)	8,687	428,314
	BRP, Inc. (DOOO US)	2,100	103,467
#	CAE, Inc. (CAE US)	58,430	1,028,368
*	Calfrac Well Services Ltd.	21,100	58,344
	Calian Group Ltd.	1,989	68,612
	Cameco Corp. (CCJ US)	40,759	2,128,435
	Canaccord Genuity Group, Inc.	29,849	214,807
#	Canada Goose Holdings, Inc. (GOOS CN)	6,300	61,989

56

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce (CM CN)	74,337	$4,650,767
	Canadian Imperial Bank of Commerce (CM US)	48,567	3,038,352
#	Canadian Tire Corp. Ltd., Class A	23,103	2,458,557
	Canadian Utilities Ltd., Class A	29,300	750,203
	Canadian Western Bank	26,284	1,080,733
*	Canfor Corp.	24,048	286,880
	Cascades, Inc.	30,019	226,164
	CCL Industries, Inc., Class B	78,499	4,579,085
*	Celestica, Inc. (CLS CN)	10,522	720,032
*	Celestica, Inc. (CLS US)	33,617	2,299,403
	Centerra Gold, Inc.	115,160	813,855
	CES Energy Solutions Corp.	162,478	931,213
*	CGI, Inc. (GIB US)	41,426	4,586,272
*	CGI, Inc. (GIBA CN)	14,620	1,619,556
*	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	159,188
	CI Financial Corp.	71,306	1,172,771
*	Cipher Pharmaceuticals, Inc.	6,600	71,292
#	Cogeco Communications, Inc.	6,425	323,707
	Cogeco, Inc.	1,429	62,400
*	Colabor Group, Inc.	30,300	23,285
	Colliers International Group, Inc. (CIGI CN)	1,837	280,811
	Colliers International Group, Inc. (CIGI US)	20,322	3,101,950
	Computer Modelling Group Ltd.	39,623	325,555
	Constellation Software, Inc.	3,958	11,936,510
	Converge Technology Solutions Corp.	78,272	168,647
	Corby Spirit & Wine Ltd.	4,000	36,772
		Shares	Value»
CANADA — (Continued)
*	Corus Entertainment, Inc., Class B	40,190	$3,319
*	Culico Metals, Inc.	10,226	881
	Definity Financial Corp.	36,330	1,401,954
*	dentalcorp Holdings Ltd.	15,924	107,391
*	Descartes Systems Group, Inc. (DSG CN)	600	62,333
*	Descartes Systems Group, Inc. (DSGX US)	14,620	1,519,457
*	Docebo, Inc.	1,636	74,518
	Dollarama, Inc.	68,197	7,096,681
	Doman Building Materials Group Ltd.	38,876	229,791
*	Dorel Industries, Inc., Class B	9,728	38,427
#	DREAM Unlimited Corp., Class A	11,262	231,735
	Dundee Precious Metals, Inc.	33,886	344,616
	Dye & Durham Ltd.	5,468	74,773
	Dynacor Group, Inc.	4,300	17,758
	E-L Financial Corp. Ltd.	600	614,501
*	Eldorado Gold Corp. (EGO US)	56,162	975,534
*	Eldorado Gold Corp. (ELD CN)	38,946	677,457
	Element Fleet Management Corp.	327,791	6,707,197
	Empire Co. Ltd., Class A	79,878	2,304,521
#	Enbridge, Inc. (ENB CN)	7,757	313,333
	Enbridge, Inc. (ENB US)	139,951	5,654,020
#	Endeavour Mining PLC	67,955	1,504,679
*	Endeavour Silver Corp. (EDR CN)	26,913	136,078
*	Endeavour Silver Corp. (EXK US)	22,917	115,502
	Enerflex Ltd. (EFX CN)	17,358	114,694
	Enerflex Ltd. (EFXT US)	18,482	122,166
	Enghouse Systems Ltd.	19,586	414,551

57

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Ensign Energy Services, Inc.	14,114	$28,383
	EQB, Inc.	16,583	1,272,235
#*	Equinox Gold Corp. (EQX CN)	2,987	16,518
#	Equinox Gold Corp. (EQX US)	75,905	420,514
#*	ERO Copper Corp. (ERO CN)	27,628	507,378
*	ERO Copper Corp. (ERO US)	19,227	352,623
	Evertz Technologies Ltd.	10,130	86,142
	Extendicare, Inc.	18,000	118,936
	Fairfax Financial Holdings Ltd.	6,953	8,640,377
	Finning International, Inc.	84,789	2,474,827
*	Firan Technology Group Corp.	8,000	40,277
#	First Majestic Silver Corp. (AG US)	120,130	886,559
	First Majestic Silver Corp. (FR CN)	8,237	60,875
#	First National Financial Corp.	9,343	272,436
	FirstService Corp. (FSV CN)	4,098	758,764
	FirstService Corp. (FSV US)	11,754	2,176,488
	Foraco International SA	33,964	55,129
*	Fortuna Mining Corp. (FSM US)	110,451	548,941
*	Fortuna Mining Corp. (FVI CN)	34,368	171,056
*	Galiano Gold, Inc.	10,852	18,706
*	GDI Integrated Facility Services, Inc.	2,338	61,508
	George Weston Ltd.	26,820	4,254,101
	Gibson Energy, Inc.	126,457	2,098,005
	goeasy Ltd.	5,113	650,458
*	GoldMoney, Inc.	2,660	19,486
	Great-West Lifeco, Inc.	54,897	1,842,057
*	Haivision Systems, Inc.	3,000	10,428
	Hammond Manufacturing Co. Ltd., Class A	600	4,137
	Hammond Power Solutions, Inc.	2,547	220,739
		Shares	Value»
CANADA — (Continued)
*††	Hanfeng Evergreen, Inc.	2,300	$0
*	Heroux-Devtek, Inc.	10,559	243,812
	Hudbay Minerals, Inc. (HBM CN)	83,923	752,830
	Hudbay Minerals, Inc. (HBM US)	143,183	1,281,488
Ω	Hydro One Ltd.	73,989	2,382,251
	iA Financial Corp., Inc.	46,171	3,761,725
*	IAMGOLD Corp. (IAG US)	33,494	185,557
*	IAMGOLD Corp. (IMG CN)	91,446	507,687
	IGM Financial, Inc.	41,133	1,235,748
*	Illumin Holdings, Inc.	8,200	10,130
	Information Services Corp.	6,943	145,607
	Innergex Renewable Energy, Inc.	63,200	413,965
	Intact Financial Corp.	20,559	3,926,195
*	Interfor Corp.	22,125	304,937
*	Ivanhoe Mines Ltd., Class A	12,130	160,386
Ω	Jamieson Wellness, Inc.	3,769	89,789
*	K92 Mining, Inc.	72,173	479,996
	K-Bro Linen, Inc.	3,622	85,455
	Keyera Corp.	47,598	1,461,766
*	Kinaxis, Inc.	4,975	552,544
	Kinross Gold Corp. (K CN)	140,151	1,414,243
	Kinross Gold Corp. (KGC US)	127,560	1,285,805
#	KP Tissue, Inc.	2,300	13,545
#	Labrador Iron Ore Royalty Corp.	41,101	899,154
*	Laramide Resources Ltd.	9,500	5,185
	Lassonde Industries, Inc., Class A	700	88,705
	Laurentian Bank of Canada	17,325	324,513
#*	Lightspeed Commerce, Inc. (LSPD US)	77,615	1,173,539
	Loblaw Cos. Ltd.	33,705	4,261,429
*	Lucara Diamond Corp.	91,530	34,184
	Lundin Gold, Inc.	86,829	2,099,711
	Lundin Mining Corp.	293,972	2,858,750
*	MAG Silver Corp.	7,121	121,698
	Magellan Aerospace Corp.	4,606	34,503

58

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Magna International, Inc. (MG CN)	6,000	$236,880
	Magna International, Inc. (MGA US)	58,977	2,327,822
	Mainstreet Equity Corp.	800	119,688
*	Major Drilling Group International, Inc.	38,043	228,966
*	Mandalay Resources Corp.	5,600	13,675
*	Mattr Corp.	33,516	292,469
*	MDA Space Ltd.	42,424	648,997
	Melcor Developments Ltd.	6,227	58,095
	Metro, Inc.	60,368	3,585,164
	Morguard Corp.	1,053	88,514
	MTY Food Group, Inc.	4,336	139,327
	National Bank of Canada	108,116	10,311,922
	Neo Performance Materials, Inc.	12,000	67,742
*	New Gold, Inc. (NGD CN)	175,933	483,947
*	New Gold, Inc. (NGD US)	10,160	27,940
*	NFI Group, Inc.	2,427	27,628
	North West Co., Inc.	29,605	1,114,374
	Nutrien Ltd. (NTR US)	81,302	3,876,479
	OceanaGold Corp.	190,584	540,674
	Onex Corp.	28,047	2,018,796
	Open Text Corp. (OTEX CN)	5,370	161,059
	Open Text Corp. (OTEX US)	57,265	1,717,950
*	Orla Mining Ltd. (ORLA US)	16,751	80,907
	Osisko Gold Royalties Ltd. (OR CN)	5,604	112,776
	Osisko Gold Royalties Ltd. (OR US)	61,256	1,233,083
	Pan American Silver Corp. (PAAS CN)	43,283	1,012,178
#	Pan American Silver Corp. (PAAS US)	57,620	1,348,886
	Parkland Corp.	123,070	2,863,840
	Pason Systems, Inc.	64,724	626,159
*	Payfare, Inc.	3,200	4,734
	Pembina Pipeline Corp. (PBA US)	23,883	998,071
	Pet Valu Holdings Ltd.	594	10,866
		Shares	Value»
CANADA — (Continued)
	PHX Energy Services Corp.	36,100	$241,903
	Polaris Renewable Energy, Inc.	4,001	34,483
	Pollard Banknote Ltd.	2,929	49,982
*	Precision Drilling Corp. (PD CN)	2,042	122,669
*	Precision Drilling Corp. (PDS US)	9,606	576,843
	Premium Brands Holdings Corp.	14,968	934,620
	Primo Water Corp. (PRMW US)	35,370	927,755
#	Propel Holdings, Inc.	5,500	142,956
	Pulse Seismic, Inc.	6,600	11,329
*	Quarterhill, Inc.	42,151	48,740
	Quebecor, Inc., Class B	75,284	1,874,598
	RB Global, Inc. (RBA US)	29,574	2,506,101
	Restaurant Brands International, Inc. (QSR CN)	5,770	401,312
	Restaurant Brands International, Inc. (QSR US)	52,646	3,661,529
	Richelieu Hardware Ltd.	27,450	723,339
	Rogers Communications, Inc. (RCI US), Class B	41,011	1,489,520
	Rogers Communications, Inc. (RCIB CN), Class B	49,273	1,789,590
	Royal Bank of Canada (RY CN)	82,924	10,028,780
	Royal Bank of Canada (RY US)	108,385	13,102,663
	Russel Metals, Inc.	31,041	864,337
	Sandstorm Gold Ltd. (SAND US)	55,781	337,475
*	Sangoma Technologies Corp.	1,400	8,547
	Saputo, Inc.	26,700	509,320
	Savaria Corp.	14,700	235,436
*	Seabridge Gold, Inc. (SA US)	13,094	228,228
	Secure Energy Services, Inc.	211,260	2,353,318
#	Shopify, Inc. (SHOP US), Class A	103,293	8,078,546

59

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Sienna Senior Living, Inc.	22,839	$282,463
*	SilverCrest Metals, Inc. (SILV US)	21,498	218,635
#	SNDL, Inc.	4,981	10,360
	Softchoice Corp.	3,325	50,149
*	Source Energy Services Ltd.	1,500	13,499
Ω	Spin Master Corp.	16,174	342,333
	Sprott, Inc. (SII CN)	1,170	51,771
	Sprott, Inc. (SII US)	4,300	190,189
	SSR Mining, Inc. (SSRM US)	24,249	149,616
	Stantec, Inc. (STN CN)	23,133	1,876,425
	Stantec, Inc. (STN US)	11,302	917,270
	Stella-Jones, Inc.	38,158	2,306,992
	StorageVault Canada, Inc.	41,557	121,476
	Sun Life Financial, Inc. (SLF CN)	36,758	2,038,078
	Sun Life Financial, Inc. (SLF US)	161,406	8,945,121
	Superior Plus Corp.	149,423	708,293
	Supremex, Inc.	7,100	20,907
	Sylogist Ltd.	9,900	78,071
#	Taiga Building Products Ltd.	5,000	13,682
*	Taseko Mines Ltd. (TGB US)	21,700	48,391
#*	Taseko Mines Ltd. (TKO CN)	39,300	87,217
	TELUS Corp.	23,749	375,420
	TerraVest Industries, Inc.	8,657	620,076
	TFI International, Inc. (TFII CN)	13,611	1,821,480
	TFI International, Inc. (TFII US)	300	40,146
	Thomson Reuters Corp. (TRI CN)	83	13,586
	Thomson Reuters Corp. (TRI US)	23,378	3,825,576
#	Tidewater Midstream & Infrastructure Ltd.	113,657	23,673
	Timbercreek Financial Corp.	40,030	217,925
	TMX Group Ltd.	59,200	1,849,110
*	Torex Gold Resources, Inc.	39,588	853,828
	Toromont Industries Ltd.	37,999	3,356,826
		Shares	Value»
CANADA — (Continued)
	Toronto-Dominion Bank (TD CN)	92,172	$5,095,327
	Toronto-Dominion Bank (TD US)	130,774	7,227,879
	Total Energy Services, Inc.	29,409	203,191
	Transcontinental, Inc., Class A	39,333	485,889
	Trican Well Service Ltd.	87,285	289,623
	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	18,850
	Triple Flag Precious Metals Corp. (TFPM US)	18,862	323,484
*	Trisura Group Ltd. (TSU CN)	13,067	386,656
*	Valeura Energy, Inc.	3,904	12,674
	VersaBank (VBNK US)	3,158	47,370
*	VerticalScope Holdings, Inc.	5,100	28,827
*	Victoria Gold Corp./Vancouver	1,006	347
*	Viemed Healthcare, Inc.	9,359	80,019
*	Vitalhub Corp.	8,100	59,339
	Wajax Corp.	10,700	189,893
*	Wall Financial Corp.	1,000	13,646
*	Well Health Technologies Corp.	84,882	270,067
*	Wesdome Gold Mines Ltd.	83,096	728,101
	West Fraser Timber Co. Ltd. (WFG CN)	24,293	2,194,021
*	Western Forest Products, Inc.	221,461	78,732
	Westgold Resources Ltd.	86,038	174,875
#	Wheaton Precious Metals Corp. (WPM US)	61,224	4,041,396
	Winpak Ltd.	12,200	434,691
	WSP Global, Inc.	28,196	5,039,781
	Yellow Pages Ltd.	3,240	23,386
TOTAL CANADA			345,205,689
DENMARK — (4.1%)
*	ALK-Abello AS	50,170	1,174,750
	Alm Brand AS	365,365	711,314
*	Ambu AS, Class B	54,814	1,017,152
*	Bang & Olufsen AS	44,123	59,272

60

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Bavarian Nordic AS	47,124	$1,483,664
	Carlsberg AS, Class B	13,881	1,534,040
	cBrain AS	2,243	57,602
	Chemometec AS	4,818	282,880
	Coloplast AS, Class B	21,267	2,663,704
	Columbus AS	33,734	53,339
	Danske Bank AS	143,115	4,231,773
*	Demant AS	31,304	1,156,251
	DSV AS	24,290	5,317,158
	FLSmidth & Co. AS	25,906	1,356,204
*	Genmab AS (GMAB DC)	22,091	4,947,439
*	GN Store Nord AS	63,195	1,242,381
	H Lundbeck AS (HLUNA DC), Class A	18,301	95,528
	H Lundbeck AS (HLUNB DC)	127,242	828,321
#*	H&H International AS, Class B	4,374	53,906
*	Huscompagniet AS	3,263	30,850
	ISS AS	80,337	1,552,724
	Jeudan AS	785	26,970
	Jyske Bank AS	21,728	1,524,237
	Matas AS	19,079	341,656
*Ω	Netcompany Group AS	24,081	1,149,370
*	Nilfisk Holding AS	5,922	99,532
*	NKT AS	27,364	2,565,566
*Ω	NNIT AS	3,672	55,708
	North Media AS	2,886	22,976
	Novo Nordisk AS (NOVOB DC), Class B	660,210	74,052,448
	Novonesis (Novozymes) B, Class B	122,099	7,672,915
#	NTG Nordic Transport Group AS, Class A	2,488	101,171
*Ω	Orsted AS	27,282	1,605,726
	Pandora AS	52,533	7,942,786
	Parken Sport & Entertainment AS	758	13,251
	Per Aarsleff Holding AS	7,791	460,167
	Ringkjoebing Landbobank AS	17,579	2,907,561
*	Royal Unibrew AS	19,550	1,470,783
*	RTX AS	2,621	28,454
	Sampo OYJ, Class A	28,126	1,238,196
	Schouw & Co. AS	4,762	395,962
	Solar AS, Class B	3,287	154,410
	SP Group AS	2,903	133,373
		Shares	Value»
DENMARK — (Continued)
	Spar Nord Bank AS	35,908	$692,161
	Sparekassen Sjaelland-Fyn AS	4,968	149,738
	Sydbank AS	24,097	1,150,033
*	TCM Group AS	3,151	34,340
	Tivoli AS	528	52,312
	Trifork Group AG	3,289	45,212
	Tryg AS	118,419	2,794,777
*	Vestas Wind Systems AS	158,155	3,014,011
*	Zealand Pharma AS	13,695	1,580,984
TOTAL DENMARK			143,327,038
FINLAND — (2.0%)
	Aktia Bank OYJ	23,868	241,247
	Alma Media OYJ	17,155	207,869
	Anora Group OYJ	9,982	37,444
	Bittium OYJ	2,881	19,785
	Cargotec OYJ, Class B	26,891	1,627,648
	Citycon OYJ	8,489	32,873
	Digia OYJ	6,198	43,785
	Elisa OYJ	48,912	2,330,774
Ω	Enento Group OYJ	5,676	114,770
	eQ OYJ	600	8,872
#	Evli OYJ, Class B	498	10,035
#	Fiskars OYJ Abp	6,430	107,229
	Fortum OYJ	179,611	2,651,906
	F-Secure OYJ	43,507	89,114
	Glaston OYJ Abp	6,908	6,325
	Gofore OYJ	3,493	85,015
	Harvia OYJ	6,433	318,809
	Huhtamaki OYJ	43,648	1,710,772
	Ilkka OYJ	2,760	9,143
*	Incap OYJ	1,295	14,919
*	Kalmar OYJ, Class B	26,891	837,410
#	Kamux Corp.	10,602	39,680
	Kemira OYJ	52,787	1,120,653
	Kesko OYJ (KESKOA FH), Class A	61,177	1,281,564
	Kesko OYJ (KESKOB FH), Class B	167,954	3,607,352
*	Kojamo OYJ	25,433	250,377
	Kone OYJ, Class B	80,307	4,403,795
	Konecranes OYJ	35,033	2,418,515
#	Lassila & Tikanoja OYJ	12,121	114,481
*	Lindex Group OYJ	28,736	81,244
	Mandatum OYJ	223,752	1,033,263
	Marimekko OYJ	15,410	214,348
#	Metsa Board OYJ (METSA FH), Class A	133	960

61

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Metsa Board OYJ (METSB FH), Class B	49,012	$263,675
#	Metso OYJ	353,148	3,360,965
	Neste OYJ	116,494	1,870,429
#	NoHo Partners OYJ	1,829	14,224
#	Nokia OYJ (NOK US), Sponsored ADR	68,512	322,692
	Nokia OYJ (NOKIA FH)	515,756	2,440,568
	Nokia OYJ (NOKIA FP)	4,241	19,996
#	Nokian Renkaat OYJ	26,211	217,547
	Nordea Bank Abp (NDA FH)	963,066	11,274,595
	Nordea Bank Abp (NDA SS)	126,848	1,484,338
	Olvi OYJ, Class A	3,986	128,859
#	Oma Saastopankki OYJ	2,848	35,419
	Oriola OYJ (OKDAV FH)	17,876	18,750
	Oriola OYJ (OKDBV FH), Class B	58,297	57,656
	Orion OYJ (ORNAV FH), Class A	10,006	486,042
	Orion OYJ (ORNBV FH), Class B	41,644	2,025,504
	Outokumpu OYJ	278,057	1,000,296
	Pihlajalinna OYJ	7,347	84,500
	Ponsse OYJ	5,148	127,440
	Puuilo OYJ	30,785	308,874
*	QT Group OYJ	10,831	825,114
	Raisio OYJ, Class V	71,434	180,484
*	Rapala VMC OYJ	2,115	5,134
*	Remedy Entertainment OYJ	787	13,457
	Revenio Group OYJ	6,197	199,377
	Sampo OYJ, Class A	97,317	4,315,134
	Sanoma OYJ	43,245	340,703
	Scanfil OYJ	7,835	67,835
	Stora Enso OYJ, Class R	243,801	2,720,684
#	Taaleri PLC	5,611	48,132
#	Talenom OYJ	4,208	16,639
Ω	Terveystalo OYJ	74,205	804,700
	TietoEVRY OYJ	49,432	920,969
#	Tokmanni Group Corp.	19,704	225,413
#	UPM-Kymmene OYJ	45,426	1,336,731
	Vaisala OYJ, Class A	13,668	663,835
#	Valmet OYJ	55,297	1,416,788
#*	Verkkokauppa.com OYJ	4,781	8,585
		Shares	Value»
FINLAND — (Continued)
	Wartsila OYJ Abp	235,487	$4,510,154
#*	WithSecure OYJ	30,765	25,461
*	YIT OYJ	56,931	161,836
TOTAL FINLAND			69,421,510
FRANCE — (8.2%)
	Aeroports de Paris SA	8,734	1,039,060
	Airbus SE	93,989	14,337,195
	AKWEL SADIR	2,084	21,159
*	Alstom SA	113,328	2,492,815
	Altamir	2,530	61,966
	Alten SA	12,197	1,031,745
Ω	Amundi SA	28,934	2,097,832
	Arkema SA	25,931	2,285,094
#	Assystem SA	1,932	80,294
#*	Atos SE	38,461	28,555
	Aubay	2,680	131,396
	AXA SA	200,919	7,543,963
#*	Axway Software SA	7,592	230,282
Ω	Ayvens SA	3,124	20,757
*	Bastide le Confort Medical	1,130	22,147
#	Beneteau SACA	14,364	158,012
	BioMerieux	12,372	1,384,716
	BNP Paribas SA	95,086	6,493,801
	Boiron SA	1,876	66,898
	Bouygues SA	51,143	1,643,814
	Bureau Veritas SA	129,551	4,108,700
	Capgemini SE	20,564	3,567,459
	Carrefour SA	288,772	4,585,967
#	Catana Group	7,575	36,742
	CBo Territoria	19,983	78,333
*	Cegedim SA	4,449	56,415
	Cie des Alpes	7,941	129,926
*	Claranova SE	24,407	38,148
#*	Clariane SE	44,394	100,457
	Coface SA	53,480	862,429
	Credit Agricole SA	180,760	2,770,704
	Danone SA	44,468	3,176,728
	Dassault Aviation SA	3,980	803,615
	Dassault Systemes SE	78,029	2,670,555
	Derichebourg SA	44,483	252,599
	Edenred SE	38,355	1,240,502
	Eiffage SA	38,638	3,596,179
*Ω	Elior Group SA	49,414	226,271
	Elis SA	51,341	1,167,969
#	Equasens	2,017	107,042
	EssilorLuxottica SA	12,599	2,955,195
	Esso SA Francaise	1,037	117,171
	Eurofins Scientific SE	32,355	1,595,812
Ω	Euronext NV	18,925	2,088,082

62

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Eutelsat Communications SACA	68,601	$287,058
*	Exclusive Networks SA	6,752	174,001
	Exel Industries SA, Class A	353	18,465
*	Figeac Aero	664	4,145
#	Fnac Darty SA (FNAC FP)	7,978	223,844
	Forvia SE (1EO IM)	2,574	24,451
	Forvia SE (FRVIA FP)	38,724	369,420
	Gaztransport Et Technigaz SA	26,974	3,924,692
	Getlink SE	143,245	2,434,397
	GL Events SACA	4,130	86,866
	Groupe Crit SA	1,898	150,835
	Groupe SFPI	8,310	18,711
	Guerbet	1,951	67,599
*	Haulotte Group SA	9,012	26,583
	Hermes International SCA	7,917	17,993,368
*	ID Logistics Group SACA	865	386,015
	Imerys SA	4,897	158,969
	Infotel SA	2,372	109,772
	Interparfums SA	7,488	342,005
	Ipsen SA	19,303	2,353,178
	IPSOS SA	18,582	912,485
	Jacquet Metals SACA	6,987	120,680
*	JCDecaux SE	32,150	607,144
	Kaufman & Broad SA	9,766	361,711
	Kering SA	10,909	2,724,746
Ω	La Francaise des Jeux SAEM	74,764	3,195,805
	Laurent-Perrier	972	106,098
	Lectra	6,065	168,695
	Legrand SA	49,105	5,542,402
	Linedata Services	233	20,526
	LISI SA	2,079	50,607
	L'Oreal SA	50,782	19,051,889
*	Lumibird	1,274	9,660
	LVMH Moet Hennessy Louis Vuitton SE	63,354	42,176,046
#	Maisons du Monde SA	8,847	38,598
	Manitou BF SA	4,378	82,871
	Metropole Television SA	17,286	218,379
Ω	Neoen SA	30,436	1,309,457
	Nexans SA	13,183	1,835,108
*	Nexity SA	27,907	435,935
	NRJ Group	1,258	10,235
	Oeneo SA	5,443	58,557
		Shares	Value»
FRANCE — (Continued)
	Opmobility	14,920	$146,654
	Orange SA (ORA FP)	868,759	9,543,925
	Pernod Ricard SA	13,854	1,728,543
	Publicis Groupe SA (PUB FP)	54,329	5,774,267
	Quadient SA	14,021	246,723
*††	Recylex SA	633	0
	Renault SA	56,995	2,607,773
	Rexel SA	127,326	3,508,015
	Robertet SA	304	308,557
	Rubis SCA	50,510	1,237,600
	Safran SA	53,076	12,014,579
	Samse SACA	200	32,810
	Sanofi SA (SAN FP)	113,576	12,002,685
	Sartorius Stedim Biotech	2,353	472,018
	Schneider Electric SE (0NWV LI)	278	72,455
	Schneider Electric SE (SU FP)	54,213	14,043,804
	SCOR SE	100,156	2,154,842
	SEB SA	7,384	780,080
#	SES SA	153,657	614,100
#	SMCP SA	20,526	62,034
	Societe BIC SA	9,374	685,836
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	49,174
	Societe Generale SA	135,409	3,889,144
*	SOITEC	1,634	129,392
	Sopra Steria Group	8,580	1,650,141
	SPIE SA	58,002	2,099,297
	Stef SA	917	137,318
	Sword Group	3,554	138,306
*	Synergie SE	4,886	162,193
	Technip Energies NV	91,651	2,288,281
	Teleperformance SE	22,577	2,393,204
	Television Francaise 1 SA	28,402	235,652
	TFF Group	240	7,789
	Thales SA	25,137	4,052,046
	Thermador Groupe	4,406	345,767
#	Tikehau Capital SCA	14,025	323,364
	Trigano SA	2,268	310,066
*	Ubisoft Entertainment SA	47,319	713,076
	Valeo SE	39,188	380,991
*	Vallourec SACA	86,392	1,422,380
	Vetoquinol SA	373	32,431
	VIEL & Cie SA	1,774	20,800
	Vinci SA	76,416	8,560,173
	Virbac SACA	1,494	567,823
*	Viridien	4,950	207,588
	Vivendi SE	240,676	2,571,747

63

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Voltalia SA	13,536	$125,428
	Vranken-Pommery Monopole SA	127	1,901
	Wavestone	4,861	258,754
*Ω	Worldline SA	74,470	527,878
TOTAL FRANCE			287,335,913
GERMANY — (6.8%)
	7C Solarparken AG	25,419	55,198
*	About You Holding SE	2,117	7,083
	Adesso SE	1,578	115,154
	adidas AG	30,208	7,234,550
	Adtran Networks SE	4,294	91,372
	All for One Group SE	1,306	72,064
	Allgeier SE	3,172	48,765
	Allianz SE (ALV GR)	36,020	11,339,283
	AlzChem Group AG	3,988	226,012
	Amadeus Fire AG	4,082	348,635
*	Aroundtown SA	279,506	832,236
	Atoss Software SE	3,950	519,562
Ω	Aumann AG	766	8,359
	Aurubis AG	16,913	1,329,995
*Ω	Auto1 Group SE	6,758	69,352
	Bayerische Motoren Werke AG	74,154	5,846,004
#*	BayWa AG (BYW6 GR)	7,917	87,001
#	Bechtle AG	46,174	1,576,583
	Beiersdorf AG	13,252	1,788,937
	Bertrandt AG	2,343	45,496
	Bijou Brigitte AG	991	37,734
	Bilfinger SE	12,322	592,282
#*	Borussia Dortmund GmbH & Co. KGaA	35,134	131,073
#*	BRANICKS Group AG	12,592	34,760
	Brenntag SE	65,311	4,260,435
	CANCOM SE (COK GR)	8,209	219,209
	Carl Zeiss Meditec AG	581	36,575
*	Ceconomy AG	77,925	250,810
	CENIT AG	2,917	30,220
	Cewe Stiftung & Co. KGaA	3,319	356,810
	Commerzbank AG	224,966	3,989,921
	CompuGroup Medical SE & Co. KGaA	12,787	190,119
	Continental AG	29,503	1,841,291
*Ω	Covestro AG	65,635	4,157,086
	CTS Eventim AG & Co. KGaA	22,967	2,411,883
		Shares	Value»
GERMANY — (Continued)
	Daimler Truck Holding AG	208,064	$8,603,576
#	Delivery Hero SE	20,689	878,291
	Dermapharm Holding SE	5,041	171,237
#	Deutsche Beteiligungs AG	5,743	139,882
	Deutsche Boerse AG	46,835	10,878,753
*Ω	Deutsche Pfandbriefbank AG	34,408	195,406
	Deutsche Post AG	109,471	4,397,397
	Deutsche Telekom AG (DTE GR)	337,881	10,215,329
	Deutsche Wohnen SE	9,457	241,603
	Deutz AG	27,374	121,727
*	Dr. Hoenle AG	1,006	10,109
	Draegerwerk AG & Co. KGaA	1,079	48,778
	Duerr AG	22,581	523,293
Ω	DWS Group GmbH & Co. KGaA	18,836	803,891
	E.ON SE	668,049	9,015,367
	Eckert & Ziegler SE	5,983	256,699
	Elmos Semiconductor SE	1,905	113,816
	ElringKlinger AG	8,425	37,536
*	Encavis AG	63,196	1,199,775
	Energiekontor AG	1,757	93,669
	Evonik Industries AG	46,168	1,017,505
#	Evotec SE	19,828	153,348
	Fabasoft AG	2,482	40,412
	Fielmann Group AG	6,241	313,921
	flatexDEGIRO AG	34,828	511,624
	FORTEC Elektronik AG	383	7,953
*	Fraport AG Frankfurt Airport Services Worldwide	12,569	680,139
	Freenet AG	63,008	1,872,623
	Fresenius Medical Care AG (FME GR)	40,462	1,583,883
*	Fresenius SE & Co. KGaA	51,589	1,883,547
	Friedrich Vorwerk Group SE	722	23,580
	FUCHS SE	22,477	807,481
	GEA Group AG	92,131	4,537,989
	Gesco SE	3,348	50,970
	GFT Technologies SE	8,037	177,248
*	Grand City Properties SA	16,915	224,196
	H&R GmbH & Co. KGaA	8,388	33,790

64

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hamburger Hafen und Logistik AG	7,861	$137,534
	Hannover Rueck SE	11,161	2,930,810
	Hawesko Holding SE	1,210	31,129
*	Heidelberger Druckmaschinen AG	82,259	86,013
	Hella GmbH & Co. KGaA	4,003	377,134
#	HelloFresh SE	95,152	1,053,812
	Henkel AG & Co. KGaA	27,810	2,170,755
	Hensoldt AG	26,191	891,134
	HOCHTIEF AG	10,134	1,241,049
	Hornbach Holding AG & Co. KGaA	4,368	382,165
	HUGO BOSS AG	18,047	830,849
	Indus Holding AG	8,389	186,773
	Infineon Technologies AG (IFX GR)	223,682	7,073,861
Ω	Instone Real Estate Group SE	22,434	200,080
	IVU Traffic Technologies AG	4,593	64,698
	Jenoptik AG	20,052	470,430
Ω	JOST Werke SE	6,051	284,925
	KION Group AG	32,805	1,273,735
	Kloeckner & Co. SE	2,972	15,177
	Knaus Tabbert AG	2,630	64,669
	Knorr-Bremse AG	40,755	3,361,915
#	Koenig & Bauer AG	3,611	34,618
	Kontron AG	15,395	259,245
	Krones AG	6,601	859,821
	KWS Saat SE & Co. KGaA	3,544	244,697
	Lanxess AG	29,559	858,398
	Leifheit AG	1,957	34,190
*	LPKF Laser & Electronics SE	3,567	33,489
*	Medios AG	7,987	131,356
	Mercedes-Benz Group AG	181,056	10,999,269
	METRO AG	32,671	153,900
	MLP SE	28,411	184,754
	MTU Aero Engines AG	8,508	2,780,764
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,689	11,602,705
#	Mutares SE & Co. KGaA	4,664	124,980
#	Nagarro SE	3,173	309,976
	Nemetschek SE	27,202	2,931,073
	Nexus AG	3,365	176,001
		Shares	Value»
GERMANY — (Continued)
#	Nordex SE	45,399	$646,960
	Norma Group SE	8,633	119,697
	Patrizia SE	26,565	224,525
*	Pentixapharm Holding AG	5,983	23,103
	Pfeiffer Vacuum Technology AG	1,776	297,040
#	PNE AG	7,350	94,534
	ProSiebenSat.1 Media SE	52,381	322,430
*	PSI Software SE	1,345	31,220
	Puma SE (PUM GR)	43,167	1,968,404
#	PVA TePla AG	4,827	60,905
	Qiagen NV (QGEN US)	31,380	1,321,098
	Qiagen NV (QIA GR)	16,429	696,236
	Rational AG	3,199	3,132,787
	Rheinmetall AG	8,379	4,313,806
#	RTL Group SA	18,061	574,750
	SAF-Holland SE	6,396	98,940
	SAP SE (SAP GR)	79,831	18,639,332
	SAP SE (SAP US), Sponsored ADR	1,458	340,647
	Secunet Security Networks AG	470	54,877
*	SFC Energy AG	1,752	35,626
	Siemens AG (SIE GR)	105,537	20,532,203
*	Siemens Energy AG	125,241	5,144,035
Ω	Siemens Healthineers AG	35,666	1,861,924
	Sixt SE	3,842	304,316
#	SMA Solar Technology AG	5,600	97,991
#	SNP Schneider-Neureither & Partner SE	334	19,314
	Stabilus SE	9,571	378,910
	STRATEC SE	2,512	98,013
	Stroeer SE & Co. KGaA	12,956	768,758
*	Surteco Group SE	706	13,941
	SUSS MicroTec SE	7,059	422,376
	Symrise AG	26,721	3,215,355
*	TAG Immobilien AG	72,661	1,207,901
	Takkt AG	13,480	131,942
*	Talanx AG	29,704	2,289,234
*Ω	TeamViewer SE	59,826	861,871
	Technotrans SE	943	16,515
#	thyssenkrupp AG	62,247	217,293
	United Internet AG	43,969	900,195
	Verbio SE	9,842	151,308
	Volkswagen AG	5,973	595,091
	Vonovia SE	6,973	228,615
	Vossloh AG	2,808	135,898

65

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Wacker Chemie AG	5,220	$439,070
	Wacker Neuson SE	11,332	174,723
	Washtec AG	4,609	197,244
*	Westwing Group SE	3,418	26,388
	Wuestenrot & Wuerttembergische AG	12,782	165,964
*Ω	Zalando SE	20,919	633,274
	Zeal Network SE	1,900	82,214
TOTAL GERMANY			241,204,868
HONG KONG — (1.0%)
*	Acme International Holdings Ltd.	42,500	10,218
	Aeon Credit Service Asia Co. Ltd.	18,000	13,519
	AIA Group Ltd.	1,491,800	11,773,761
	Analogue Holdings Ltd.	192,000	24,439
	APAC Resources Ltd.	88,628	12,283
*	Apollo Future Mobility Group Ltd.	86,400	5,885
	ASMPT Ltd.	48,400	524,697
	Bank of East Asia Ltd.	267,000	330,768
	Best Mart 360 Holdings Ltd.	48,000	10,360
	BOC Hong Kong Holdings Ltd.	282,000	920,654
	Bright Smart Securities & Commodities Group Ltd.	342,000	97,977
	Build King Holdings Ltd.	40,000	5,061
*	China Star Entertainment Ltd.	130,000	9,464
*	Chinese Estates Holdings Ltd.	140,000	22,742
	Chow Sang Sang Holdings International Ltd.	163,000	134,200
	Chow Tai Fook Jewellery Group Ltd.	711,400	673,804
*	Chuang's China Investments Ltd.	190,000	2,636
	CITIC Telecom International Holdings Ltd.	444,000	127,278
	CK Asset Holdings Ltd.	188,823	771,902
		Shares	Value»
HONG KONG — (Continued)
*	C-Mer Medical Holdings Ltd.	148,000	$43,526
#††	Convoy, Inc.	528,000	2,126
Ω	Crystal International Group Ltd.	139,000	76,126
*	CSC Holdings Ltd.	12,550,000	49,825
*	CSI Properties Ltd.	690,000	7,765
#	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	112,800	106,227
	Dah Sing Financial Holdings Ltd.	54,000	176,051
	Dickson Concepts International Ltd.	63,000	39,022
	Dynamic Holdings Ltd.	38,000	37,553
#	EC Healthcare	238,000	23,221
	Emperor Watch & Jewellery Ltd.	490,000	11,021
*	Energy International Investments Holdings Ltd.	276,000	17,683
*	ENM Holdings Ltd.	376,000	14,241
*	Esprit Holdings Ltd.	1,098,100	19,292
	EuroEyes International Eye Clinic Ltd.	26,000	14,773
	Far East Consortium International Ltd.	489,043	72,755
#	FIT Hon Teng Ltd.	345,000	116,337
	FSE Lifestyle Services Ltd.	50,000	37,310
	Giordano International Ltd.	560,000	122,864
	Glorious Sun Enterprises Ltd.	129,000	18,056
#	Gold Fin Holdings	44,000	0
	Great Eagle Holdings Ltd.	99,693	147,221
*	Greentech Technology International Ltd.	62,000	2,233
	G-Resources Group Ltd.	130,050	49,252
	Guoco Group Ltd.	10,000	94,635
#	Guotai Junan International Holdings Ltd.	1,443,000	213,151
	Hang Lung Group Ltd.	20,000	26,150
	Hang Lung Properties Ltd.	358,635	301,240
	Hang Seng Bank Ltd.	78,800	963,896
	Hanison Construction Holdings Ltd.	9,806	513

66

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Hao Tian International Construction Investment Group Ltd.	16,000	$823
	HKBN Ltd.	89,000	39,198
	Hong Kong Ferry Holdings Co. Ltd.	92,000	51,872
*	Hong Kong Technology Venture Co. Ltd.	88,794	16,531
	Hongkong Chinese Ltd.	58,000	2,047
Ω	Honma Golf Ltd.	11,500	5,284
	Hysan Development Co. Ltd.	122,000	197,878
*	IGG, Inc.	199,000	105,228
Ω	Impro Precision Industries Ltd.	96,000	28,277
*	ITC Properties Group Ltd.	49,758	1,869
	Johnson Electric Holdings Ltd.	75,500	114,609
	K Wah International Holdings Ltd.	572,000	132,386
	Kerry Logistics Network Ltd.	135,500	127,255
	Kerry Properties Ltd.	250,500	529,111
	Kowloon Development Co. Ltd.	200,932	101,286
	KRP Development Holdings Ltd.	33,000	2,819
	Liu Chong Hing Investment Ltd.	96,000	51,622
	Luk Fook Holdings International Ltd.	167,000	319,961
	Man Wah Holdings Ltd.	512,800	372,569
	MGM China Holdings Ltd.	158,000	205,044
*	Midland Holdings Ltd.	251,026	28,079
	Modern Dental Group Ltd.	116,000	55,877
*	NagaCorp Ltd.	377,140	155,089
*	New Focus Auto Tech Holdings Ltd.	1,520,000	9,336
#	New World Development Co. Ltd.	463,000	465,347
*††	NewOcean Energy Holdings Ltd.	550,000	0
	NWS Holdings Ltd.	455,242	469,618
	Oriental Watch Holdings	162,476	72,026
		Shares	Value»
HONG KONG — (Continued)
	PAX Global Technology Ltd.	227,000	$150,389
	PC Partner Group Ltd.	72,000	42,694
	PCCW Ltd.	732,000	402,019
	Pentamaster International Ltd.	126,000	11,011
#	Perfect Medical Health Management Ltd.	183,000	60,694
	Pico Far East Holdings Ltd.	406,000	96,023
	Playmates Toys Ltd.	96,000	8,629
	Plover Bay Technologies Ltd.	80,000	55,502
	Power Assets Holdings Ltd.	157,000	1,045,819
	PRADA SpA	132,100	1,014,199
*	PT International Development Co. Ltd.	585,000	2,877
#*	Sa Sa International Holdings Ltd.	410,000	35,906
Ω	Samsonite International SA	578,700	1,359,890
#*	Shandong Hi-Speed Holdings Group Ltd.	100,000	72,239
*	Shun Tak Holdings Ltd.	264,000	22,763
	Singamas Container Holdings Ltd.	542,000	47,994
	Sino Land Co. Ltd.	567,822	568,252
	Soundwill Holdings Ltd.	11,500	7,901
	Sun Hung Kai Properties Ltd.	157,707	1,707,646
	Swire Pacific Ltd. (19 HK), Class A	62,000	519,292
	Swire Pacific Ltd. (87 HK), Class B	77,500	104,578
	Swire Properties Ltd.	83,600	170,142
	TAI Cheung Holdings Ltd.	170,000	66,506
	Techtronic Industries Co. Ltd.	241,000	3,486,172
#	Television Broadcasts Ltd.	145,800	60,877
	Theme International Holdings Ltd.	2,880,000	144,171
	Town Health International Medical Group Ltd.	952,000	30,477

67

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tradelink Electronic Commerce Ltd.	224,000	$26,202
	Tycoon Group Holdings Ltd.	64,000	31,568
	United Laboratories International Holdings Ltd.	252,000	342,062
#	Value Partners Group Ltd.	387,000	89,848
	Vesync Co. Ltd.	153,000	77,871
#	Viva Goods Company Ltd.	432,000	33,925
*	Vobile Group Ltd.	174,000	78,418
	VSTECS Holdings Ltd.	186,400	107,781
	VTech Holdings Ltd.	41,500	308,921
*	Wai Kee Holdings Ltd.	120,000	11,242
	Wharf Real Estate Investment Co. Ltd.	242,000	727,595
	Wing Tai Properties Ltd.	18,000	4,405
*	Yunfeng Financial Group Ltd.	28,000	4,064
*	Zhaobangji Lifestyle Holdings Ltd.	376,000	8,180
TOTAL HONG KONG			35,083,498
IRELAND — (0.4%)
	AIB Group PLC	643,011	3,447,209
	Bank of Ireland Group PLC	414,757	3,844,054
	Cairn Homes PLC	358,413	838,157
	Dalata Hotel Group PLC	40,527	190,089
	FBD Holdings PLC (FBD ID)	12,831	177,272
	Glanbia PLC (GLB ID)	54,569	907,860
*Ω	Glenveagh Properties PLC	263,160	460,434
	Kerry Group PLC (KYGA ID), Class A	11,394	1,137,980
	Kingspan Group PLC (KSP ID)	38,426	3,393,281
TOTAL IRELAND			14,396,336
ISRAEL — (0.6%)
#*	AFI Properties Ltd.	6,869	329,249
	Africa Israel Residences Ltd.	1,645	114,706
*	Airport City Ltd.	15,757	239,380
*	Allot Ltd.	5,136	17,337
		Shares	Value»
ISRAEL — (Continued)
	Alony Hetz Properties & Investments Ltd.	16,750	$135,337
	Arad Ltd.	4,385	60,407
*	Argo Properties NV	2,122	54,231
	Ashdod Refinery Ltd.	1,321	21,166
#*	Ashtrom Group Ltd.	11,089	169,509
	Atreyu Capital Markets Ltd.	794	13,243
	AudioCodes Ltd. (AUDC US)	9,214	84,861
#	Aura Investments Ltd.	32,842	166,676
	Automatic Bank Services Ltd.	3,721	18,016
*	Avgol Industries 1953 Ltd.	36,631	12,394
*	Azorim-Investment Development & Construction Co. Ltd.	25,722	135,704
	Bank Leumi Le-Israel BM	157,351	1,598,612
#	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	158,976
	Bezeq The Israeli Telecommunication Corp. Ltd.	313,188	401,370
*	Big Shopping Centers Ltd.	954	114,058
	Blue Square Real Estate Ltd.	1,661	133,536
*	Brainsway Ltd. (BWAY IT)	3,680	18,491
	Camtek Ltd.	1,965	155,830
	Carasso Motors Ltd.	14,778	81,518
*	Clal Insurance Enterprises Holdings Ltd.	31,127	596,461
*	Compugen Ltd.	10,549	16,983
	Danel Adir Yeoshua Ltd.	2,260	226,224
	Danya Cebus Ltd.	2,199	55,867
	Delta Galil Ltd.	4,359	194,480
	Delta Israel Brands Ltd.	1,130	19,111
	Direct Finance of Direct Group 2006 Ltd.	128	18,493
*	Dor Alon Energy in Israel 1988 Ltd.	1,328	27,801
*	Doral Group Renewable Energy Resources Ltd.	36,616	140,209
*	Duniec Brothers Ltd.	246	16,534

68

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	E&M Computing Ltd.	5,670	$12,399
	Elbit Systems Ltd. (ESLT US)	1,879	428,600
*	Electra Consumer Products 1970 Ltd.	2,125	42,491
#	Electra Ltd.	908	412,581
	Electra Real Estate Ltd.	2,293	24,569
*	Ellomay Capital Ltd.	2,313	31,959
	Energix-Renewable Energies Ltd.	49,589	172,551
*	Enlight Renewable Energy Ltd. (ENLT IT)	20,678	328,290
*	Enlight Renewable Energy Ltd. (ENLT US)	6,583	104,670
	FMS Enterprises Migun Ltd.	1,725	63,618
	Formula Systems 1985 Ltd. (FORTY IT)	3,085	264,104
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	125,117
	Fox Wizel Ltd.	3,912	287,183
	Gav-Yam Lands Corp. Ltd.	23,617	194,863
*	Hagag Group Real Estate Development	12,553	59,945
	Harel Insurance Investments & Financial Services Ltd.	34,522	359,960
	Hilan Ltd.	6,150	337,081
	Hiper Global Ltd.	5,670	25,275
	ICL Group Ltd.	32,035	131,509
	IDI Insurance Co. Ltd.	4,267	145,198
*	IES Holdings Ltd.	1,083	57,590
	Ilex Medical Ltd.	2,010	34,548
#	Inrom Construction Industries Ltd.	42,341	151,081
	Isracard Ltd.	70,682	273,863
#	Israel Canada TR Ltd.	34,847	130,548
	Israel Discount Bank Ltd., Class A	219,163	1,288,239
*	Israel Land Development Co. Ltd.	6,039	53,727
		Shares	Value»
ISRAEL — (Continued)
	Israel Shipyards Industries Ltd.	1,109	$21,521
	Isras Investment Co. Ltd.	699	148,424
*	Kamada Ltd. (KMDA IT)	2,586	14,952
*	Kamada Ltd. (KMDA US)	4,001	22,966
	Kvutzat Acro Ltd.	7,152	98,175
	Lapidoth Capital Ltd.	1,467	24,186
	M Yochananof & Sons Ltd.	2,246	133,300
	Magic Software Enterprises Ltd. (MGIC IT)	312	3,509
	Magic Software Enterprises Ltd. (MGIC US)	20,236	226,846
*	Malam - Team Ltd.	782	13,668
	Matrix IT Ltd.	13,031	261,396
	Max Stock Ltd.	15,933	42,141
#	Maytronics Ltd.	9,928	24,925
	Mediterranean Towers Ltd.	19,996	42,812
	Mega Or Holdings Ltd.	5,424	151,881
	Meitav Investment House Ltd.	7,875	42,050
	Melisron Ltd.	3,104	245,995
#	MENIF - Financial Services Ltd.	4,631	18,541
	Menora Mivtachim Holdings Ltd.	10,987	341,776
	Meshulam Levinstein Contracting & Engineering Ltd.	498	40,615
#	Migdal Insurance & Financial Holdings Ltd.	194,824	317,046
	Mivne Real Estate KD Ltd.	106,523	290,455
	Mivtach Shamir Holdings Ltd.	800	42,048
	Mizrahi Tefahot Bank Ltd.	25,737	1,061,203
	Nawi Group Ltd.	2,062	17,389
*	Nayax Ltd.	808	23,722
*	Neto Malinda Trading Ltd.	3,363	62,363
	Next Vision Stabilized Systems Ltd.	16,681	189,677
*	Nice Ltd. (NICE IT)	528	91,745

69

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	$766,017
	Novolog Ltd.	129,670	52,487
	Oil Refineries Ltd.	976,151	248,915
	One Software Technologies Ltd.	15,225	224,811
*	OY Nofar Energy Ltd.	585	13,611
	Palram Industries 1990 Ltd.	3,841	72,218
*	Partner Communications Co. Ltd.	59,085	251,117
	Paz Retail & Energy Ltd.	4,657	527,187
*	Perion Network Ltd.	11,017	89,564
	Phoenix Financial Ltd.	72,260	837,855
	Plasson Industries Ltd.	847	32,165
#	Polyram Plastic Industries Ltd.	6,862	21,129
	Prashkovsky Investments & Construction Ltd.	1,245	34,024
*	Priortech Ltd.	1,051	45,011
	Qualitau Ltd.	1,294	53,350
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	230,077
*	Rani Zim Shopping Centers Ltd.	20,347	16,642
#	Rapac Communication & Infrastructure Ltd.	1,869	12,973
	Retailors Ltd.	4,046	72,958
	Sano-Brunos Enterprises Ltd.	805	66,418
*	Scope Metals Group Ltd.	3,137	97,162
#	Shikun & Binui Ltd.	31,584	83,579
*	Shikun & Binui Soltec Renewable Energy	19,650	13,598
	Shufersal Ltd.	43,132	381,916
	Summit Real Estate Holdings Ltd.	14,714	226,750
	Tadiran Group Ltd.	831	43,682
*	TAT Technologies Ltd.	916	16,952
	Tel Aviv Stock Exchange Ltd.	10,983	110,116
#	Telsys Ltd.	818	39,556
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	$687,933
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	59,061	1,089,085
	Tiv Taam Holdings 1 Ltd.	6,800	11,322
	Turpaz Industries Ltd.	1,547	7,332
*	Veridis Environment Ltd.	2,174	14,184
	Victory Supermarket Chain Ltd.	2,615	34,903
	YD More Investments Ltd.	9,397	27,362
#	YH Dimri Construction & Development Ltd.	2,970	259,371
TOTAL ISRAEL			21,916,988
ITALY — (2.4%)
	A2A SpA	288,723	659,976
	Abitare In SpA	2,232	10,164
	ACEA SpA	27,501	521,905
	Amplifon SpA	56,962	1,591,180
Ω	Anima Holding SpA	84,784	513,693
	Arnoldo Mondadori Editore SpA	81,401	216,198
	Ascopiave SpA	41,478	127,779
	Avio SpA	3,269	42,225
	Azimut Holding SpA	69,440	1,717,563
	B&C Speakers SpA	956	18,099
	Banca Generali SpA	29,500	1,307,309
	Banca IFIS SpA	8,414	201,653
	Banca Mediolanum SpA	89,019	1,100,346
	BasicNet SpA	14,461	82,818
Ω	BFF Bank SpA	81,798	798,745
	Biesse SpA	2,682	22,782
	BPER Banca SpA	452,881	2,757,410
	Brunello Cucinelli SpA	13,427	1,328,211
	Cairo Communication SpA	29,772	71,067
Ω	Carel Industries SpA	17,918	368,278
	Cembre SpA	670	27,898
*	CIR SpA-Compagnie Industriali	136,243	85,945
	Credito Emiliano SpA	22,111	238,768
	Datalogic SpA	6,610	42,551
	Davide Campari-Milano NV	70,039	470,225
#	Digital Value SpA	835	9,957

70

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Emak SpA	20,039	$21,218
Ω	Enav SpA	38,380	162,606
	Enel SpA	630,087	4,778,626
	ERG SpA	3,595	80,736
*	Esprinet SpA	14,964	92,537
	Ferrari NV (RACE IM)	8,345	3,983,932
	Ferrari NV (RACE US)	11,040	5,253,715
	Fila SpA	6,114	66,086
	FinecoBank Banca Fineco SpA	279,768	4,466,254
	FNM SpA	22,102	10,050
*	Garofalo Health Care SpA	4,444	27,528
	Gefran SpA	856	8,364
	Generali	94,749	2,627,029
	GPI SpA	2,000	26,139
	Hera SpA	510,606	1,953,350
#	IMMSI SpA	75,654	43,073
	Intercos SpA	6,257	100,398
	Intesa Sanpaolo SpA	1,461,393	6,254,773
	Iren SpA	103,840	224,899
	Italgas SpA	229,375	1,407,125
	Italian Sea Group SpA	2,613	22,875
	Italmobiliare SpA	4,148	124,799
	Iveco Group NV	78,399	814,706
	Leonardo SpA	96,403	2,297,843
	LU-VE SpA	1,230	36,324
	Maire SpA	67,483	509,338
	Mediobanca Banca di Credito Finanziario SpA	184,020	3,035,828
	MFE-MediaForEurope NV (MFEA IM), Class A	98,634	322,724
	MFE-MediaForEurope NV (MFEB IM), Class B	13,189	60,916
	Moltiply Group SpA	877	32,617
	Moncler SpA	76,780	4,265,703
*Ω	Nexi SpA	250,562	1,583,750
Ω	OVS SpA	120,049	368,489
	Pharmanutra SpA	1,644	98,174
#	Piaggio & C SpA	34,873	83,967
Ω	Piovan SpA	3,441	51,559
	Prysmian SpA	35,408	2,498,895
	Recordati Industria Chimica e Farmaceutica SpA	30,527	1,732,041
	Reply SpA	7,002	1,067,502
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	52,890
		Shares	Value»
ITALY — (Continued)
#*	Safilo Group SpA	45,604	$49,759
*	Saipem SpA	680,361	1,617,621
#	Salvatore Ferragamo SpA	6,770	45,211
	Sanlorenzo SpA	5,033	189,511
	Sesa SpA	4,115	357,369
	Snam SpA	179,539	862,488
#	Sogefi SpA	10,917	23,044
	SOL SpA	11,535	447,385
#	Spaxs SpA	23,291	94,502
	Stellantis NV (STLA US)	97,814	1,332,227
	Stellantis NV (STLA UX)	313,369	4,268,086
	Tamburi Investment Partners SpA	25,548	240,205
Ω	Technogym SpA	54,150	583,734
#*	Telecom Italia SpA (TIT IM)	2,555,340	647,279
*	Telecom Italia SpA (TITR IM)	156,888	45,888
	Tenaris SA (TEN IM)	47,641	784,908
	Tenaris SA (TS US), ADR	32,182	1,058,144
	TXT e-solutions SpA	1,626	51,852
	UniCredit SpA	131,048	5,797,456
	Unipol Gruppo SpA	168,219	2,090,618
	Webuild SpA	71,277	202,125
TOTAL ITALY			85,771,535
JAPAN — (20.1%)
	&Do Holdings Co. Ltd.	2,700	18,472
	A&D HOLON Holdings Co. Ltd.	8,800	125,911
#	AB&Company Co. Ltd.	3,400	19,985
	ABC-Mart, Inc.	19,500	382,079
	Achilles Corp.	7,700	76,131
	Acom Co. Ltd.	98,800	232,146
	AD Works Group Co. Ltd.	19,300	24,994
	Adastria Co. Ltd.	11,900	275,024
	ADEKA Corp.	42,500	766,726
	Ad-sol Nissin Corp.	3,900	46,068
	Adtec Plasma Technology Co. Ltd.	900	7,574
#	Advan Group Co. Ltd.	6,400	39,374
	Advanced Media, Inc.	3,000	20,961
	Advantest Corp.	148,800	8,615,461
#*	Adventure, Inc.	700	17,186
	Adways, Inc.	5,500	11,886
	Aeon Co. Ltd.	80,399	1,970,027

71

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aeon Delight Co. Ltd.	12,200	$346,535
#	Aeon Fantasy Co. Ltd.	2,500	43,654
	AEON Financial Service Co. Ltd.	29,600	238,344
	Aeon Hokkaido Corp.	15,400	90,638
	Aeon Kyushu Co. Ltd.	1,900	36,664
	Aeon Mall Co. Ltd.	16,700	221,148
	Agro-Kanesho Co. Ltd.	4,400	37,840
	Ai Holdings Corp.	7,600	115,813
	Aica Kogyo Co. Ltd.	20,600	445,777
	Aichi Corp.	13,000	101,460
	Aichi Financial Group, Inc.	2,898	43,236
	Aichi Steel Corp.	8,200	231,163
	Aichi Tokei Denki Co. Ltd.	2,000	25,972
	Aida Engineering Ltd.	22,000	113,908
	Aiful Corp.	69,800	146,675
	Ain Holdings, Inc.	11,300	373,181
	Aiphone Co. Ltd.	3,600	69,803
	Air Water, Inc.	57,300	720,779
	Airtech Japan Ltd.	2,700	21,031
#*	Airtrip Corp.	5,400	36,489
	Aisan Industry Co. Ltd.	14,500	128,287
	Aisin Corp.	21,300	221,464
	AIT Corp.	8,400	97,657
	Ajis Co. Ltd.	2,400	39,438
	Akatsuki Corp.	10,000	27,681
	Akatsuki, Inc.	3,700	51,207
#	Akebono Brake Industry Co. Ltd.	30,700	24,164
	Akita Bank Ltd.	4,200	57,339
	Albis Co. Ltd.	3,200	55,924
	Alconix Corp.	1,300	11,676
	Alfresa Holdings Corp.	94,000	1,356,237
#	Alinco, Inc.	5,700	35,889
	Alleanza Holdings Co. Ltd.	5,900	41,350
	Almado, Inc.	1,000	6,666
	Alpen Co. Ltd.	6,900	92,583
#	Alpha Systems, Inc.	3,400	71,135
	Alps Alpine Co. Ltd.	48,216	473,806
	Altech Corp.	13,900	251,644
	Amada Co. Ltd.	114,800	1,131,342
	Amano Corp.	22,200	640,300
	Amiyaki Tei Co. Ltd.	4,800	52,262
	Amuse, Inc.	2,800	24,900
#	Amvis Holdings, Inc.	9,000	116,832
	Anabuki Kosan, Inc.	2,300	30,179
	Anest Iwata Corp.	17,000	156,575
	Anicom Holdings, Inc.	34,271	150,679
		Shares	Value»
JAPAN — (Continued)
#	Anrakutei Co. Ltd.	400	$18,330
#	Anycolor, Inc.	5,500	77,668
	Aoyama Trading Co. Ltd.	8,900	76,323
	Aoyama Zaisan Networks Co. Ltd.	15,000	131,086
#	Aozora Bank Ltd.	23,400	403,420
	Arakawa Chemical Industries Ltd.	9,100	78,906
	Arata Corp.	12,400	278,392
	ARCLANDS Corp.	7,819	85,428
	Arcs Co. Ltd.	15,523	257,564
	ARE Holdings, Inc.	41,100	503,181
	Arealink Co. Ltd.	10,800	128,989
	Argo Graphics, Inc.	6,100	209,754
	Artience Co. Ltd.	26,000	623,165
#	Artnature, Inc.	4,600	25,039
	Artner Co. Ltd.	3,000	34,629
	As One Corp.	33,800	632,089
	Asahi Co. Ltd.	6,200	62,188
	Asahi Diamond Industrial Co. Ltd.	14,700	81,723
	Asahi Group Holdings Ltd.	232,497	2,791,190
	Asahi Intelligence Service Co. Ltd.	1,400	7,609
	Asahi Kasei Corp.	361,100	2,491,114
#	Asahi Kogyosha Co. Ltd.	11,200	93,414
#	Asahi Net, Inc.	11,600	47,894
	Asahi Yukizai Corp.	9,500	253,450
	Asanuma Corp.	25,000	108,454
	Asics Corp.	149,600	2,613,048
	ASKA Pharmaceutical Holdings Co. Ltd.	3,600	51,075
	ASKUL Corp.	21,200	267,329
	Astellas Pharma, Inc.	120,800	1,414,366
	Astena Holdings Co. Ltd.	14,100	46,973
	Asti Corp.	500	6,251
*	Atrae, Inc.	4,800	24,363
#	Aucnet, Inc.	6,400	99,890
	Autobacs Seven Co. Ltd.	33,600	312,576
	Aval Data Corp.	600	11,677
	Avant Group Corp.	8,900	125,353
	Axial Retailing, Inc.	20,400	118,991
	Azbil Corp.	157,200	1,222,380
#	AZ-COM MARUWA Holdings, Inc.	17,500	118,084
#	AZOOM Co. Ltd.	900	34,444
	Bandai Namco Holdings, Inc.	107,900	2,262,244
	Bando Chemical Industries Ltd.	8,500	100,740

72

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Bank of Innovation, Inc.	900	$30,040
	Bank of Saga Ltd.	3,300	44,418
	Bank of the Ryukyus Ltd.	9,900	64,582
	Base Co. Ltd.	4,900	94,536
*	baudroie, Inc.	300	9,126
	BayCurrent, Inc.	43,600	1,416,958
#	Beauty Garage, Inc.	3,800	36,263
	Beenos, Inc.	7,900	143,238
	Belc Co. Ltd.	4,700	201,155
	Bell System24 Holdings, Inc.	19,100	165,248
	Belluna Co. Ltd.	21,500	100,129
#	Bic Camera, Inc.	33,100	368,397
	BIPROGY, Inc.	39,200	1,236,995
	B-Lot Co. Ltd.	2,000	14,949
	BML, Inc.	6,708	122,972
	Bookoff Group Holdings Ltd.	2,900	27,841
#	Br Holdings Corp.	8,900	20,164
#	BrainPad, Inc.	7,200	37,956
	Broadmedia Corp.	1,200	11,255
	BRONCO BILLY Co. Ltd.	600	14,680
	Brother Industries Ltd.	37,800	736,239
	Bunka Shutter Co. Ltd.	27,200	327,288
#	Business Brain Showa-Ota, Inc.	5,400	65,887
	Business Engineering Corp.	2,400	63,373
	BuySell Technologies Co. Ltd.	800	21,546
	C Uyemura & Co. Ltd.	5,000	347,512
	CAC Holdings Corp.	5,100	58,019
	Canon Electronics, Inc.	3,300	52,098
	Canon Marketing Japan, Inc.	17,700	531,691
	Canon, Inc. (7751 JP)	41,700	1,356,292
	Canon, Inc. (CAJ US), Sponsored ADR	14,115	454,362
	Capcom Co. Ltd.	77,200	1,527,669
	Career Design Center Co. Ltd.	1,900	22,030
	Careerlink Co. Ltd.	4,900	80,218
#	Carenet, Inc.	13,100	57,353
	Carlit Co. Ltd.	10,600	88,115
	Casio Computer Co. Ltd.	42,700	311,243
		Shares	Value»
JAPAN — (Continued)
#	CAVE Interactive Co. Ltd.	900	$5,765
	Cawachi Ltd.	6,000	99,425
	CDS Co. Ltd.	1,300	15,056
	Celsys, Inc.	16,700	132,303
	Central Automotive Products Ltd.	6,500	195,772
	Central Japan Railway Co.	45,275	937,610
	Central Security Patrols Co. Ltd.	3,900	71,119
	Central Sports Co. Ltd.	1,100	17,645
#	Ceres, Inc.	3,300	34,255
#	Change Holdings, Inc.	33,200	260,998
	Charm Care Corp. KK	7,900	64,327
#	Chikaranomoto Holdings Co. Ltd.	1,800	12,772
	Chino Corp.	3,100	43,638
	Chiyoda Co. Ltd.	8,300	72,326
	Chiyoda Integre Co. Ltd.	2,700	59,452
	Chofu Seisakusho Co. Ltd.	5,400	69,329
	Chori Co. Ltd.	1,600	42,876
	Chudenko Corp.	14,100	295,550
	Chugai Pharmaceutical Co. Ltd.	108,800	5,176,862
#	Chugai Ro Co. Ltd.	3,400	64,189
	Chugoku Marine Paints Ltd.	23,700	338,525
	Citizen Watch Co. Ltd.	68,500	407,241
	CKD Corp.	18,000	302,990
	CK-San-Etsu Co. Ltd.	2,300	54,074
	Cleanup Corp.	13,500	63,735
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	426,533
*	COLOPL, Inc.	23,200	80,540
	Computer Engineering & Consulting Ltd.	5,000	58,896
	Computer Institute of Japan Ltd.	16,560	45,181
	COMSYS Holdings Corp.	37,521	787,233
	Comture Corp.	10,400	157,093
	Copro-Holdings Co. Ltd.	900	8,289
	Core Corp.	2,600	31,772
	Corona Corp.	6,600	40,590

73

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cosel Co. Ltd.	13,300	$106,962
	Cosmos Initia Co. Ltd.	4,300	20,873
#	Cosmos Pharmaceutical Corp.	21,800	1,047,774
	Cota Co. Ltd.	6,189	66,510
	CRE, Inc.	6,800	53,793
	Create Restaurants Holdings, Inc.	17,600	140,206
	Create SD Holdings Co. Ltd.	12,300	241,590
	Credit Saison Co. Ltd.	35,200	791,728
	Creek & River Co. Ltd.	9,000	94,428
	Cresco Ltd.	14,200	113,771
	Cross Cat Co. Ltd.	1,300	9,305
*	CrowdWorks, Inc.	2,100	18,182
	CTI Engineering Co. Ltd.	6,700	197,868
	CTS Co. Ltd.	8,700	51,799
*	CUC, Inc.	3,200	41,410
	Curves Holdings Co. Ltd.	17,900	94,743
#	Cyber Security Cloud, Inc.	1,300	15,263
	CyberAgent, Inc.	154,754	1,010,188
	Cybozu, Inc.	11,300	155,153
	Dai Nippon Printing Co. Ltd.	40,800	708,140
	Dai Nippon Toryo Co. Ltd.	14,600	97,471
	Dai-Dan Co. Ltd.	13,300	259,685
	Daido Steel Co. Ltd.	69,500	538,158
	Daifuku Co. Ltd.	75,400	1,417,273
#	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	81,417
	Daihen Corp.	1,300	53,927
#	Daiho Corp.	2,600	59,451
	Dai-Ichi Cutter Kogyo KK	3,000	28,632
	Daiichi Jitsugyo Co. Ltd.	10,200	160,210
	Daiichi Kensetsu Corp.	2,300	32,058
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,400	63,715
	Dai-ichi Life Holdings, Inc.	132,100	3,293,293
	Daiichi Sankyo Co. Ltd.	136,500	4,442,831
		Shares	Value»
JAPAN — (Continued)
	Daiken Medical Co. Ltd.	4,300	$14,132
	Daiki Aluminium Industry Co. Ltd.	15,300	110,761
	Daikin Industries Ltd.	33,800	4,057,917
	Daikokutenbussan Co. Ltd.	2,800	194,006
	Daikyonishikawa Corp.	9,400	39,179
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	131,388
	Daiseki Co. Ltd.	10,780	275,233
	Daishinku Corp.	6,900	27,039
	Daisue Construction Co. Ltd.	4,800	52,176
	Daisyo Corp.	1,400	9,574
	Daito Pharmaceutical Co. Ltd.	1,760	25,718
	Daito Trust Construction Co. Ltd.	20,000	2,210,069
	Daitron Co. Ltd.	1,900	34,873
	Daiwa House Industry Co. Ltd.	154,500	4,608,526
	Daiwa Industries Ltd.	13,400	126,742
	Daiwa Securities Group, Inc.	138,800	908,069
	Daiwabo Holdings Co. Ltd.	35,700	642,648
	DCM Holdings Co. Ltd.	40,100	375,326
#*	DD GROUP Co. Ltd.	3,500	31,451
	Dear Life Co. Ltd.	22,000	120,661
#*	Demae-Can Co. Ltd.	10,300	16,178
	DeNA Co. Ltd.	39,500	483,932
#	Densan System Holdings Co. Ltd.	3,700	63,873
	Denso Corp.	104,800	1,488,526
#	Dentsu Group, Inc.	34,400	1,061,850
	Dentsu Soken, Inc.	11,000	391,506
#	Denyo Co. Ltd.	8,200	135,800
	Dexerials Corp.	12,600	192,371
	DIC Corp.	41,800	910,039
	Digital Arts, Inc.	5,100	173,578
	Digital Hearts Holdings Co. Ltd.	10,800	57,583
#	Digital Holdings, Inc.	4,300	28,125
	Digital Information Technologies Corp.	1,800	23,827
	Dip Corp.	22,200	390,231
	Disco Corp.	10,600	3,016,066
	DKK Co. Ltd.	2,600	32,823

74

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DKS Co. Ltd.	4,000	$89,168
	DMG Mori Co. Ltd.	74,600	1,422,478
	DMS, Inc.	1,100	12,535
	DMW Corp.	300	7,293
	Doshisha Co. Ltd.	10,300	148,587
	Double Standard, Inc.	1,000	10,513
	Dowa Holdings Co. Ltd.	24,100	818,801
	DTS Corp.	20,500	530,983
	Duskin Co. Ltd.	17,500	463,713
	DyDo Group Holdings, Inc.	6,600	132,359
	Eagle Industry Co. Ltd.	6,900	91,425
#	Earth Corp.	6,700	228,887
#	EAT&HOLDINGS Co. Ltd.	3,100	44,050
	Ebara Corp.	154,200	2,317,379
	Ebara Foods Industry, Inc.	1,900	36,215
	Ebara Jitsugyo Co. Ltd.	4,200	112,347
	Ebase Co. Ltd.	6,500	27,432
	Eco's Co. Ltd.	4,400	59,069
	EDION Corp.	34,000	393,780
	eGuarantee, Inc.	14,500	143,681
	Eiken Chemical Co. Ltd.	8,900	144,048
	Eisai Co. Ltd.	27,700	938,479
	Eizo Corp.	14,600	215,132
	EJ Holdings, Inc.	5,000	55,955
#	Elan Corp.	11,200	63,713
	Elecom Co. Ltd.	11,400	107,471
	Elematec Corp.	9,400	146,500
	EM Systems Co. Ltd.	13,800	48,298
	en Japan, Inc.	18,200	289,863
	Endo Lighting Corp.	4,900	41,293
	Envipro Holdings, Inc.	3,000	10,167
#*	eRex Co. Ltd.	12,500	51,175
	ERI Holdings Co. Ltd.	2,600	31,482
	ES-Con Japan Ltd.	13,100	84,422
	Eslead Corp.	4,000	118,647
	ESPEC Corp.	4,200	73,199
	EXEO Group, Inc.	85,900	879,167
	Ezaki Glico Co. Ltd.	16,500	486,128
	F&M Co. Ltd.	3,000	31,193
	FALCO HOLDINGS Co. Ltd.	2,800	43,212
	FANUC Corp.	58,300	1,546,776
	Fast Fitness Japan, Inc.	1,400	12,100
#	Fast Retailing Co. Ltd.	33,900	10,838,557
*	FDK Corp.	4,100	17,107
	Feed One Co. Ltd.	9,400	52,144
		Shares	Value»
JAPAN — (Continued)
	Ferrotec Holdings Corp.	19,600	$327,514
#	FFRI Security, Inc.	1,800	23,869
#	Fibergate, Inc.	6,000	39,286
	FIDEA Holdings Co. Ltd.	6,500	59,944
	Financial Partners Group Co. Ltd.	31,900	490,012
	FINDEX, Inc.	6,900	39,138
*	Fintech Global, Inc.	38,200	19,591
	First Bank of Toyama Ltd.	8,100	58,657
	Fixstars Corp.	10,300	96,498
	FJ Next Holdings Co. Ltd.	8,800	65,126
	Focus Systems Corp.	3,300	23,207
	Food & Life Cos. Ltd.	25,400	500,878
	Forum Engineering, Inc.	5,200	29,701
#	Forval Corp.	2,800	25,946
	FP Corp.	25,700	450,244
	France Bed Holdings Co. Ltd.	12,845	105,906
	Freebit Co. Ltd.	2,300	19,048
	FTGroup Co. Ltd.	3,600	25,814
	Fudo Tetra Corp.	5,200	72,061
	Fuji Co. Ltd.	7,100	95,271
	Fuji Corp. (6134 JP)	18,500	272,223
	Fuji Corp. (7605 JP)	5,500	65,485
	Fuji Corp. Ltd.	15,400	70,515
	Fuji Electric Co. Ltd.	16,400	835,217
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	64,809
	Fuji Kosan Co. Ltd.	2,900	27,196
	Fuji Media Holdings, Inc.	16,281	184,047
#	Fuji Oil Co. Ltd.	21,900	48,169
#	Fuji Pharma Co. Ltd.	3,600	30,726
	Fuji Seal International, Inc.	20,400	346,436
#	Fuji Soft, Inc.	17,500	1,071,527
	FUJIFILM Holdings Corp.	60,000	1,427,299
	Fujikura Kasei Co. Ltd.	16,600	51,542
	Fujikura Ltd.	43,100	1,584,064
	Fujimi, Inc.	15,600	240,008
*	Fujio Food Group, Inc.	3,000	27,320
	Fujishoji Co. Ltd.	2,500	20,883
	Fujitsu Ltd.	171,000	3,287,619
	Fujiya Co. Ltd.	3,400	59,284

75

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	3,400	$127,385
	Fukuda Denshi Co. Ltd.	6,100	307,229
	Fukui Bank Ltd.	4,938	57,324
	Fukui Computer Holdings, Inc.	5,000	88,164
	Fukushima Galilei Co. Ltd.	3,900	140,841
	FULLCAST Holdings Co. Ltd.	13,700	137,782
	Fumakilla Ltd.	1,700	11,846
	Funai Soken Holdings, Inc.	21,750	346,189
	Furukawa Co. Ltd.	21,000	228,063
	Furukawa Electric Co. Ltd.	17,500	430,394
	Furuno Electric Co. Ltd.	3,300	53,207
	Furyu Corp.	10,100	72,872
	Fuso Chemical Co. Ltd.	9,400	229,261
	Fuso Pharmaceutical Industries Ltd.	2,000	33,281
	Futaba Industrial Co. Ltd.	20,200	86,181
	Future Corp.	20,500	262,488
	Fuyo General Lease Co. Ltd.	12,600	891,617
	G-7 Holdings, Inc.	11,500	107,699
#*	GA Technologies Co. Ltd.	8,400	60,356
	Gakken Holdings Co. Ltd.	9,800	63,858
	Gakkyusha Co. Ltd.	3,400	42,163
#	Gakujo Co. Ltd.	6,300	68,561
	Gecoss Corp.	7,500	47,365
	Genki Global Dining Concepts Corp.	5,200	134,705
	Genky DrugStores Co. Ltd.	8,600	174,581
	Geo Holdings Corp.	9,100	90,891
#	Gift Holdings, Inc.	2,000	42,154
#*	giftee, Inc.	11,100	67,793
	Giken Ltd.	4,500	51,490
	GLOBERIDE, Inc.	6,700	86,930
	Glory Ltd.	24,300	394,134
	GLtechno Holdings, Inc.	1,630	29,352
#	GMO Financial Gate, Inc.	1,600	80,265
#	GMO Financial Holdings, Inc.	20,500	85,636
	GMO GlobalSign Holdings KK	2,700	49,356
		Shares	Value»
JAPAN — (Continued)
	GMO internet group, Inc.	43,962	$759,755
	GMO Payment Gateway, Inc.	15,700	940,384
#*	GNI Group Ltd.	9,300	185,481
*	Gokurakuyu Holdings Co. Ltd.	5,600	15,000
#	Goldcrest Co. Ltd.	7,500	146,180
	Goldwin, Inc.	15,000	777,983
	Gourmet Kineya Co. Ltd.	1,500	10,052
	Grandy House Corp.	7,300	26,470
	Gree, Inc.	32,600	99,381
	Greens Co. Ltd.	1,100	10,955
	gremz, Inc.	5,400	91,836
	GS Yuasa Corp.	17,100	302,530
#	GSI Creos Corp.	3,600	47,445
	G-Tekt Corp.	5,500	56,483
#	Gun-Ei Chemical Industry Co. Ltd.	2,100	37,726
	GungHo Online Entertainment, Inc.	16,510	367,749
	Gunma Bank Ltd.	94,000	529,368
	H.U. Group Holdings, Inc.	10,600	182,401
	H2O Retailing Corp.	27,160	363,462
#	Hagihara Industries, Inc.	6,700	64,309
	Hagiwara Electric Holdings Co. Ltd.	5,400	118,999
#	Hakudo Co. Ltd.	1,400	21,899
	Hakuhodo DY Holdings, Inc.	106,800	846,381
	Halows Co. Ltd.	4,400	123,027
	Hamamatsu Photonics KK	50,800	671,710
	Hamee Corp.	1,300	8,797
	Handsman Co. Ltd.	300	1,606
	Hankyu Hanshin Holdings, Inc.	26,500	720,536
	Hanwa Co. Ltd.	24,300	805,142
	Happinet Corp.	11,900	318,002
	Hard Off Corp. Co. Ltd.	4,300	54,166
	Harima Chemicals Group, Inc.	7,600	43,348
	Haseko Corp.	105,600	1,276,398
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	38,588
	Hazama Ando Corp.	59,100	436,543
	Heiwa Corp.	14,600	199,372
	Heiwa Real Estate Co. Ltd.	7,500	206,002
	Heiwado Co. Ltd.	11,700	168,873

76

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Hennge KK	4,600	$33,204
	Hibino Corp.	900	18,453
	Hibiya Engineering Ltd.	9,700	218,323
	Hikari Tsushin, Inc.	3,400	686,229
	Himacs Ltd.	2,480	22,546
#	Hioki EE Corp.	4,700	252,399
	Hirakawa Hewtech Corp.	4,700	48,693
	Hirano Tecseed Co. Ltd.	4,200	46,023
	Hirata Corp.	4,000	127,560
	Hirose Electric Co. Ltd.	4,925	586,124
	Hirose Tusyo, Inc.	1,400	33,966
	Hiroshima Gas Co. Ltd.	26,300	65,807
#*	HIS Co. Ltd.	35,000	401,107
	Hisaka Works Ltd.	8,100	52,803
	Hisamitsu Pharmaceutical Co., Inc.	5,324	156,533
	Hitachi Construction Machinery Co. Ltd.	57,700	1,251,896
	Hitachi Ltd. (6501 JP)	585,300	14,705,581
	Hochiki Corp.	4,700	65,357
	Hodogaya Chemical Co. Ltd.	3,500	98,785
	Hogy Medical Co. Ltd.	3,100	92,579
	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	40,836
	Hokkaido Gas Co. Ltd.	31,800	122,106
	Hokkan Holdings Ltd.	2,300	25,941
#	Hokko Chemical Industry Co. Ltd.	10,800	89,490
#	Hokuetsu Corp.	34,300	342,043
	Hokuetsu Industries Co. Ltd.	9,300	114,691
	Hokuriku Electric Industry Co. Ltd.	1,800	14,716
	Hokuriku Electrical Construction Co. Ltd.	7,319	55,636
	Honda Motor Co. Ltd. (7267 JP)	330,900	3,327,898
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	775,148
	H-One Co. Ltd.	6,200	37,494
	Honeys Holdings Co. Ltd.	4,300	47,450
		Shares	Value»
JAPAN — (Continued)
	Hoosiers Holdings Co. Ltd.	13,800	$91,384
	Horiba Ltd.	18,100	1,112,679
	Hoshizaki Corp.	30,100	989,333
	Hosiden Corp.	7,400	110,845
	Hosokawa Micron Corp.	5,000	130,709
#	Hotland Co. Ltd.	5,300	80,807
	House Foods Group, Inc.	12,603	245,663
	Hulic Co. Ltd.	138,300	1,280,709
	IBJ, Inc.	7,000	29,612
	Ichibanya Co. Ltd.	9,900	67,883
	Ichigo, Inc.	22,800	59,738
	Ichiken Co. Ltd.	2,500	40,600
	Ichikoh Industries Ltd.	3,700	10,997
	Ichinen Holdings Co. Ltd.	10,700	127,249
	Icom, Inc.	1,700	32,046
	ID Holdings Corp.	5,199	50,022
	Idec Corp.	14,000	225,683
	IDOM, Inc.	36,600	253,164
	IHI Corp.	16,000	851,822
	Iida Group Holdings Co. Ltd.	45,620	661,354
#	IKK Holdings, Inc.	4,500	21,742
#	I'll, Inc.	3,300	67,436
	Imagica Group, Inc.	6,500	22,824
	i-mobile Co. Ltd.	24,300	80,622
	Inaba Denki Sangyo Co. Ltd.	18,400	461,506
#	Inaba Seisakusho Co. Ltd.	4,300	50,051
	Inabata & Co. Ltd.	5,800	123,398
	Inageya Co. Ltd.	4,200	31,725
#	I-NE Co. Ltd.	2,400	33,447
	Ines Corp.	8,300	84,224
#	I-Net Corp.	3,900	39,209
#	Infomart Corp.	71,800	168,661
*	Inforich, Inc.	500	12,688
	INFRONEER Holdings, Inc.	62,080	466,673
	Innotech Corp.	2,000	19,103
	Insource Co. Ltd.	14,400	90,241
	Intage Holdings, Inc.	1,300	13,564
	Integrated Design & Engineering Holdings Co. Ltd.	7,500	213,390
	Intelligent Wave, Inc.	3,200	18,554
	Internet Initiative Japan, Inc.	41,200	791,079
	Inui Global Logistics Co. Ltd.	4,700	34,387
#	IPS, Inc.	3,300	51,798

77

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	IR Japan Holdings Ltd.	4,788	$26,341
	ISB Corp.	4,700	42,750
#	Ise Chemicals Corp.	900	115,205
#	Iseki & Co. Ltd.	6,000	38,714
	Isetan Mitsukoshi Holdings Ltd.	8,100	120,530
#	Ishihara Chemical Co. Ltd.	3,900	61,813
	Ishihara Sangyo Kaisha Ltd.	4,100	39,235
	Ishizuka Glass Co. Ltd.	900	14,223
*	Istyle, Inc.	38,700	110,365
	Isuzu Motors Ltd.	290,000	3,750,218
	Itfor, Inc.	15,000	133,402
	ITmedia, Inc.	6,200	64,566
#	Ito En Ltd.	43,291	948,743
	Itochu Enex Co. Ltd.	40,000	418,682
	Itochu-Shokuhin Co. Ltd.	3,000	135,020
	Itoki Corp.	17,500	166,590
	Iwaki Co. Ltd.	4,300	80,486
	Iwatani Corp.	120,800	1,574,749
	Izumi Co. Ltd.	8,500	179,384
	J Front Retailing Co. Ltd.	62,700	665,853
	J Trust Co. Ltd.	12,800	37,789
	JAC Recruitment Co. Ltd.	42,000	201,252
	Jaccs Co. Ltd.	8,900	221,986
*	Jade Group, Inc.	2,200	24,853
	JAFCO Group Co. Ltd.	31,200	419,261
#	Jamco Corp.	4,500	36,650
	Japan Airport Terminal Co. Ltd.	17,600	644,726
	Japan Aviation Electronics Industry Ltd.	11,500	213,334
	Japan Cash Machine Co. Ltd.	6,000	35,830
#*	Japan Communications, Inc.	51,700	48,184
	Japan Elevator Service Holdings Co. Ltd.	23,600	451,878
	Japan Foundation Engineering Co. Ltd.	7,800	33,620
*	Japan Hospice Holdings, Inc.	1,300	12,167
		Shares	Value»
JAPAN — (Continued)
#	Japan Investment Adviser Co. Ltd.	6,300	$42,145
	Japan Lifeline Co. Ltd.	27,700	217,602
	Japan Material Co. Ltd.	20,700	246,430
	Japan Medical Dynamic Marketing, Inc.	8,100	33,044
	Japan Post Bank Co. Ltd.	161,300	1,440,626
	Japan Post Insurance Co. Ltd.	50,600	833,797
#	Japan Property Management Center Co. Ltd.	9,500	70,641
	Japan Pulp & Paper Co. Ltd.	23,000	100,511
#	Japan Pure Chemical Co. Ltd.	1,900	39,000
	Japan Securities Finance Co. Ltd.	39,200	511,432
	Japan Steel Works Ltd.	7,800	264,567
	Japan System Techniques Co. Ltd.	6,800	81,806
	Japan Wool Textile Co. Ltd.	18,100	150,135
	JBCC Holdings, Inc.	4,600	132,673
	JCR Pharmaceuticals Co. Ltd.	16,100	71,994
	JCU Corp.	12,900	297,343
	JDC Corp.	15,700	52,971
	Jeol Ltd.	21,000	779,006
	JFE Systems, Inc.	2,800	55,264
	JGC Holdings Corp.	83,600	717,562
	Jichodo Co. Ltd.	300	19,165
	JINS Holdings, Inc.	4,600	187,490
	JINUSHI Co. Ltd.	7,600	104,439
	JK Holdings Co. Ltd.	5,600	37,778
	J-Lease Co. Ltd.	2,200	19,891
	JM Holdings Co. Ltd.	6,100	119,035
	JMS Co. Ltd.	2,400	7,387
	Joshin Denki Co. Ltd.	7,400	124,505
	Joyful Honda Co. Ltd.	9,600	129,890
	JP-Holdings, Inc.	12,800	60,217
	JSP Corp.	4,400	56,245
	JTEKT Corp.	48,000	323,761
#	Juki Corp.	10,400	27,094
	Justsystems Corp.	15,000	335,392
	JVCKenwood Corp.	83,620	657,648
	Kadokawa Corp.	21,303	463,699

78

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaga Electronics Co. Ltd.	20,800	$377,631
	Kajima Corp.	65,701	1,131,742
	Kakaku.com, Inc.	54,900	842,988
	Kaken Pharmaceutical Co. Ltd.	4,700	120,099
#	Kamakura Shinsho Ltd.	12,400	42,017
	Kamigumi Co. Ltd.	24,600	513,441
	Kanaden Corp.	10,000	95,543
	Kanadevia Corp.	85,200	582,378
	Kanamic Network Co. Ltd.	5,500	19,579
	Kanamoto Co. Ltd.	13,600	245,796
	Kandenko Co. Ltd.	47,700	698,020
	Kaneka Corp.	20,100	492,675
	Kaneko Seeds Co. Ltd.	1,500	13,583
	Kanematsu Corp.	41,200	627,193
#	Kanemi Co. Ltd.	1,000	20,851
	Kanro, Inc.	1,600	30,852
	Kansai Paint Co. Ltd.	77,000	1,254,072
	Kanto Denka Kogyo Co. Ltd.	6,690	42,542
*	Kaonavi, Inc.	1,600	24,687
#	Kappa Create Co. Ltd.	2,600	27,720
	Katakura Industries Co. Ltd.	6,900	89,973
	Katitas Co. Ltd.	32,100	406,997
	Kato Sangyo Co. Ltd.	13,900	376,312
	Kato Works Co. Ltd.	3,900	31,427
	Kawada Technologies, Inc.	4,200	65,486
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	28,656
	Kawasaki Heavy Industries Ltd.	37,433	1,433,247
	KDDI Corp.	178,900	5,577,993
#	KeePer Technical Laboratory Co. Ltd.	8,500	233,451
	Keihan Holdings Co. Ltd.	18,100	337,877
	Keihanshin Building Co. Ltd.	9,000	87,755
	Keikyu Corp.	48,700	381,306
	Keio Corp.	19,018	425,319
	KEIWA, Inc.	1,600	10,713
	Kewpie Corp.	21,900	517,898
	Keyence Corp.	19,200	8,667,136
	KH Neochem Co. Ltd.	4,865	65,599
#	Kibun Foods, Inc.	1,400	10,117
		Shares	Value»
JAPAN — (Continued)
	Kikkoman Corp.	70,900	$831,852
#	Kimoto Co. Ltd.	12,900	25,274
	Kimura Chemical Plants Co. Ltd.	4,600	23,039
	Kinden Corp.	40,000	829,048
#	King Jim Co. Ltd.	4,300	24,384
#	Kintetsu Department Store Co. Ltd.	3,200	43,603
	Kintetsu Group Holdings Co. Ltd.	35,100	815,777
	Kirin Holdings Co. Ltd.	75,600	1,113,030
	Kissei Pharmaceutical Co. Ltd.	6,800	165,935
#	Ki-Star Real Estate Co. Ltd.	5,500	139,588
	Kitagawa Corp.	2,700	21,473
#	Kita-Nippon Bank Ltd.	1,500	24,652
	Kitano Construction Corp.	1,200	33,658
#	Kitanotatsujin Corp.	10,100	10,463
	Kitz Corp.	23,100	159,350
	Kiyo Bank Ltd.	15,000	175,682
#*	KLab, Inc.	25,300	29,857
	Koa Shoji Holdings Co. Ltd.	1,600	6,441
	Koatsu Gas Kogyo Co. Ltd.	1,700	10,105
#	Kobayashi Pharmaceutical Co. Ltd.	14,400	536,374
#	Kobe Bussan Co. Ltd.	32,701	802,146
	Koei Tecmo Holdings Co. Ltd.	38,700	405,006
	Kohnan Shoji Co. Ltd.	10,200	241,866
	Kohsoku Corp.	6,000	98,533
	Koike-ya, Inc.	600	19,961
	Koito Manufacturing Co. Ltd.	73,800	955,625
	Kojima Co. Ltd.	11,500	79,731
	Kokuyo Co. Ltd.	32,500	522,871
	Komatsu Ltd.	178,100	4,610,169
#	Komatsu Matere Co. Ltd.	11,300	60,309
	Komatsu Wall Industry Co. Ltd.	5,200	51,184
	KOMEDA Holdings Co. Ltd.	20,300	384,169
#	Komehyo Holdings Co. Ltd.	3,100	76,808
	Komeri Co. Ltd.	9,100	196,698
	Komori Corp.	21,600	156,213
	Konami Group Corp.	22,500	2,062,346
	Kondotec, Inc.	5,200	43,362

79

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konica Minolta, Inc.	118,300	$493,839
	Konishi Co. Ltd.	40,000	343,797
	Konoike Transport Co. Ltd.	6,500	106,294
	Konoshima Chemical Co. Ltd.	3,700	43,652
	Kosaido Holdings Co. Ltd.	14,000	48,800
	Kose Corp.	14,158	778,065
	Kotobuki Spirits Co. Ltd.	39,200	529,306
*	Kourakuen Corp.	3,300	27,058
	Kozo Keikaku Engineering Holdings, Inc.	1,800	47,689
	KPP Group Holdings Co. Ltd.	9,600	41,200
	Krosaki Harima Corp.	8,000	128,174
	KRS Corp.	4,200	52,833
	K's Holdings Corp.	41,476	396,613
	KU Holdings Co. Ltd.	5,300	37,062
	Kubota Corp. (6326 JP)	212,500	2,715,130
	Kumagai Gumi Co. Ltd.	15,400	356,108
#	Kumiai Chemical Industry Co. Ltd.	39,800	211,854
#	Kunimine Industries Co. Ltd.	3,100	20,748
	Kura Sushi, Inc.	5,000	131,300
	Kureha Corp.	21,300	393,373
	Kurimoto Ltd.	5,200	129,155
	Kurita Water Industries Ltd.	41,291	1,548,608
	Kuriyama Holdings Corp.	9,700	77,889
	Kusuri No. Aoki Holdings Co. Ltd.	27,100	564,024
	Kyodo Printing Co. Ltd.	2,600	57,912
	Kyoei Steel Ltd.	17,300	196,171
	Kyokuto Boeki Kaisha Ltd.	6,600	64,272
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	255,428
	Kyokuyo Co. Ltd.	5,700	154,412
	Kyorin Pharmaceutical Co. Ltd.	11,000	109,167
	Kyosan Electric Manufacturing Co. Ltd.	21,800	76,667
#	Kyowa Electronic Instruments Co. Ltd.	3,500	9,662
		Shares	Value»
JAPAN — (Continued)
	Kyowa Kirin Co. Ltd.	46,036	$758,754
	Kyowa Leather Cloth Co. Ltd.	5,700	23,856
	Kyudenko Corp.	16,900	606,717
	Kyushu Financial Group, Inc.	57,900	262,219
	Kyushu Leasing Service Co. Ltd.	4,700	30,136
	Kyushu Railway Co.	26,200	689,335
#	LA Holdings Co. Ltd.	1,700	50,824
	LAC Co. Ltd.	6,900	33,235
	Lacto Japan Co. Ltd.	1,500	27,101
	Lasertec Corp.	16,300	2,211,839
	Leopalace21 Corp.	128,100	462,557
	Life Corp.	9,400	204,242
	Lifedrink Co., Inc.	7,600	87,764
*	Lifenet Insurance Co.	5,900	76,968
#	LIFULL Co. Ltd.	46,600	44,590
#	LIKE, Inc.	6,900	62,394
	Link & Motivation, Inc.	13,000	47,250
	Lintec Corp.	18,100	375,605
	Lion Corp.	37,400	412,583
#	LITALICO, Inc.	4,800	34,282
	Lixil Corp.	61,800	725,431
	Loadstar Capital KK	4,300	65,079
	Look Holdings, Inc.	1,900	31,319
*	Luckland Co. Ltd.	800	10,491
	LY Corp.	305,832	834,244
	M3, Inc.	144,170	1,481,712
	Mabuchi Motor Co. Ltd.	25,200	360,601
#	Macbee Planet, Inc.	700	12,083
	Macnica Holdings, Inc.	82,200	937,601
	Macromill, Inc.	16,900	89,312
	Maeda Kosen Co. Ltd.	9,400	108,803
	Maezawa Industries, Inc.	4,100	32,295
	Maezawa Kasei Industries Co. Ltd.	4,500	53,363
	Maezawa Kyuso Industries Co. Ltd.	7,400	60,230
	Makino Milling Machine Co. Ltd.	10,600	397,935
	Makita Corp. (6586 JP)	37,300	1,217,915
#	Mammy Mart Corp.	800	20,586
#	Management Solutions Co. Ltd.	4,400	54,476
	Mandom Corp.	10,500	86,484
	Mani, Inc.	21,400	255,324
	MarkLines Co. Ltd.	3,900	69,839

80

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruchiyo Yamaokaya Corp.	1,800	$38,518
	Maruha Nichiro Corp.	20,800	407,995
	Maruichi Steel Tube Ltd.	12,600	271,532
	MARUKA FURUSATO Corp.	11,041	158,848
	Maruyama Manufacturing Co., Inc.	700	9,823
	Maruzen Co. Ltd.	4,500	93,234
	Maruzen Showa Unyu Co. Ltd.	3,400	131,129
	Matching Service Japan Co. Ltd.	3,600	24,551
	Matsuda Sangyo Co. Ltd.	5,600	116,209
#	Matsui Construction Co. Ltd.	10,300	56,324
	Matsui Securities Co. Ltd.	54,700	294,698
	MatsukiyoCocokara & Co.	88,760	1,208,439
	Matsuya Co. Ltd.	7,000	38,112
	Matsuyafoods Holdings Co. Ltd.	2,100	93,083
	Max Co. Ltd.	10,000	230,650
	Maxvalu Tokai Co. Ltd.	4,000	85,568
	Mazda Motor Corp.	257,799	1,822,508
	MCJ Co. Ltd.	25,100	235,184
	Mebuki Financial Group, Inc.	107,800	403,215
#	MEC Co. Ltd.	10,300	242,330
	Media Do Co. Ltd.	4,300	37,727
#	Medical Data Vision Co. Ltd.	14,300	48,236
#	Medical System Network Co. Ltd.	10,545	29,446
	Medikit Co. Ltd.	1,500	27,709
	Medipal Holdings Corp.	92,100	1,459,206
#	Medius Holdings Co. Ltd.	6,200	34,272
#	Medley, Inc.	4,900	119,558
	MedPeer, Inc.	11,200	40,307
	Megachips Corp.	6,100	217,539
	Megmilk Snow Brand Co. Ltd.	12,599	218,020
	Meidensha Corp.	14,000	367,416
	Meiho Facility Works Ltd.	1,900	10,628
	Meiji Electric Industries Co. Ltd.	3,900	34,803
		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	31,952	$745,350
	Meisei Industrial Co. Ltd.	16,000	135,812
	MEITEC Group Holdings, Inc.	36,300	695,626
	Meiwa Corp.	9,600	40,526
	Meiwa Estate Co. Ltd.	4,200	26,840
	Melco Holdings, Inc.	1,700	27,166
	Menicon Co. Ltd.	16,800	184,854
*	Mercari, Inc.	68,200	954,058
	Mercuria Holdings Co. Ltd.	3,100	17,625
	METAWATER Co. Ltd.	5,400	62,480
	Micronics Japan Co. Ltd.	13,800	343,843
*	Microwave Chemical Co. Ltd.	1,700	8,008
	Mie Kotsu Group Holdings, Inc.	2,600	8,599
#	Migalo Holdings, Inc.	3,500	37,377
	Milbon Co. Ltd.	9,600	202,919
	MIMAKI ENGINEERING Co. Ltd.	10,700	94,278
	Minebea Mitsumi, Inc.	63,341	1,115,085
#	Mirai Industry Co. Ltd.	3,300	77,250
	Mirait One Corp.	40,000	568,934
	Mirarth Holdings, Inc.	49,500	159,084
	Miroku Jyoho Service Co. Ltd.	7,297	86,909
	MISUMI Group, Inc.	45,400	738,910
	Mitani Corp.	11,200	137,743
#	Mitani Sangyo Co. Ltd.	12,600	26,014
	Mitani Sekisan Co. Ltd.	1,100	45,161
	Mitsuba Corp.	8,400	47,850
	Mitsubishi Chemical Group Corp.	256,000	1,381,399
	Mitsubishi Electric Corp.	190,600	3,353,136
	Mitsubishi Estate Co. Ltd.	103,100	1,524,646
	Mitsubishi Gas Chemical Co., Inc.	60,000	1,042,764
	Mitsubishi HC Capital, Inc.	458,300	3,068,885
	Mitsubishi Heavy Industries Ltd.	321,000	4,531,541

81

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CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Kakoki Kaisha Ltd.	1,500	$35,037
	Mitsubishi Logisnext Co. Ltd.	22,300	165,833
	Mitsubishi Logistics Corp.	99,995	670,350
	Mitsubishi Motors Corp.	359,000	1,066,602
	Mitsubishi Pencil Co. Ltd.	13,300	214,536
	Mitsubishi Research Institute, Inc.	4,000	110,535
	Mitsubishi Shokuhin Co. Ltd.	9,300	295,082
	Mitsubishi Steel Manufacturing Co. Ltd.	2,600	22,118
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	903,300	9,520,994
	Mitsuboshi Belting Ltd.	5,600	143,755
	Mitsui Chemicals, Inc.	25,900	591,706
#	Mitsui E&S Co. Ltd.	47,200	341,455
	Mitsui Fudosan Co. Ltd.	247,500	2,111,756
	Mitsui Mining & Smelting Co. Ltd.	14,000	444,804
	Mitsui-Soko Holdings Co. Ltd.	8,200	380,826
	Mitsuuroko Group Holdings Co. Ltd.	21,100	237,787
	Miura Co. Ltd.	25,900	604,784
	MIXI, Inc.	16,400	302,319
	Miyaji Engineering Group, Inc.	7,200	94,052
	Miyazaki Bank Ltd.	5,500	95,292
	Mizuho Financial Group, Inc. (8411 JP)	154,371	3,206,449
#	Mizuho Financial Group, Inc. (MFG US), ADR	8,184	34,618
	Mizuho Leasing Co. Ltd.	71,800	469,895
	Mizuho Medy Co. Ltd.	1,400	15,211
	Mizuno Corp.	8,900	472,393
	Mochida Pharmaceutical Co. Ltd.	6,298	144,084
	Modec, Inc.	17,400	378,874
	Monex Group, Inc.	60,700	284,823
#	MonotaRO Co. Ltd.	88,500	1,335,141
		Shares	Value»
JAPAN — (Continued)
	MORESCO Corp.	2,300	$18,263
	Morinaga & Co. Ltd.	22,000	411,503
	Morinaga Milk Industry Co. Ltd.	20,600	479,047
	Moriroku Holdings Co. Ltd.	4,200	64,454
	Morita Holdings Corp.	13,200	176,167
	Morito Co. Ltd.	7,100	66,305
	Morozoff Ltd.	600	18,210
	MOS Food Services, Inc.	2,900	68,506
	MrMax Holdings Ltd.	11,600	51,127
	MS&AD Insurance Group Holdings, Inc.	136,656	3,022,739
	Mugen Estate Co. Ltd.	8,500	86,725
	m-up Holdings, Inc.	13,200	113,914
	Murakami Corp.	2,000	65,716
	Muto Seiko Co.	800	8,570
	Nabtesco Corp.	18,800	304,743
	NAC Co. Ltd.	7,200	26,868
	Nachi-Fujikoshi Corp.	4,100	86,061
#	Nafco Co. Ltd.	6,100	82,414
#	Nagano Keiki Co. Ltd.	4,800	76,702
	Nagase & Co. Ltd.	51,700	1,072,902
	Nagase Brothers, Inc.	3,400	40,634
#	Nagawa Co. Ltd.	600	26,675
	Nagoya Railroad Co. Ltd.	59,900	663,890
	Naigai Trans Line Ltd.	2,200	40,160
	Nakabayashi Co. Ltd.	10,000	33,918
	Nakakita Seisakusho Co. Ltd.	500	10,478
	Nakamoto Packs Co. Ltd.	1,600	17,505
	Nakanishi, Inc.	15,900	270,377
	Nakano Corp.	6,500	20,838
	Nakano Refrigerators Co. Ltd.	400	15,609
#	Namura Shipbuilding Co. Ltd.	20,000	206,130
	Nankai Electric Railway Co. Ltd.	19,800	311,200
	Nanyo Corp.	2,400	17,160
	Nasu Denki Tekko Co. Ltd.	500	37,761
	Natori Co. Ltd.	3,300	45,946
	NCD Co. Ltd./Shinagawa	2,000	21,452
	NEC Capital Solutions Ltd.	6,000	145,969
	NEC Corp.	26,300	2,237,875

82

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Networks & System Integration Corp.	37,500	$792,233
#	Needs Well, Inc.	4,600	8,362
	NET One Systems Co. Ltd.	41,100	997,860
	New Art Holdings Co. Ltd.	2,600	26,075
#	New Cosmos Electric Co. Ltd.	200	3,245
	Nexon Co. Ltd.	47,600	825,000
#	Nextage Co. Ltd.	25,500	244,744
	NHK Spring Co. Ltd.	83,400	1,020,803
	Nicca Chemical Co. Ltd.	3,100	25,825
	Nice Corp.	3,400	36,316
	Nichias Corp.	15,000	537,200
#	Nichiban Co. Ltd.	800	10,257
#	Nichiden Corp.	6,300	129,758
	Nichimo Co. Ltd.	800	9,742
	Nichireki Group Co. Ltd.	4,500	71,176
	Nichirin Co. Ltd.	3,430	83,301
	NIDEC Corp. (6594 JP)	61,178	1,218,716
	NIDEC Corp. (NJDCY US), Sponsored ADR	2,902	14,423
	Nifco, Inc.	48,700	1,131,357
	Nihon Chouzai Co. Ltd.	6,400	58,495
	Nihon Dengi Co. Ltd.	2,200	79,590
	Nihon Denkei Co. Ltd.	1,100	12,192
	Nihon Flush Co. Ltd.	8,200	47,741
#	Nihon House Holdings Co. Ltd.	22,100	46,622
	Nihon Kagaku Sangyo Co. Ltd.	8,000	75,523
	Nihon M&A Center Holdings, Inc.	161,800	700,408
	Nihon Parkerizing Co. Ltd.	43,700	368,335
	Nihon Tokushu Toryo Co. Ltd.	5,600	42,303
	Nihon Trim Co. Ltd.	1,200	27,545
	Nihon Yamamura Glass Co. Ltd.	2,300	23,311
	Nikkiso Co. Ltd.	21,800	146,523
	Nikko Co. Ltd.	13,500	61,239
	Nikkon Holdings Co. Ltd.	29,200	373,831
	Nikon Corp.	51,900	642,947
	Nintendo Co. Ltd.	159,900	8,446,391
		Shares	Value»
JAPAN — (Continued)
	Nippi, Inc.	600	$22,955
	Nippn Corp.	10,000	144,180
	Nippon Air Conditioning Services Co. Ltd.	4,500	30,037
	Nippon Aqua Co. Ltd.	4,300	23,071
	Nippon Avionics Co. Ltd.	3,000	46,238
	Nippon Carbide Industries Co., Inc.	2,900	31,259
	Nippon Care Supply Co. Ltd.	1,200	14,982
	Nippon Chemical Industrial Co. Ltd.	2,000	35,180
	Nippon Densetsu Kogyo Co. Ltd.	14,900	182,024
	Nippon Dry-Chemical Co. Ltd.	2,100	46,632
	NIPPON EXPRESS HOLDINGS, Inc.	34,800	1,715,707
	Nippon Filcon Co. Ltd.	3,100	10,764
#	Nippon Fine Chemical Co. Ltd.	5,100	79,679
	Nippon Gas Co. Ltd.	66,500	908,877
	Nippon Kayaku Co. Ltd.	68,600	542,646
	Nippon Light Metal Holdings Co. Ltd.	29,160	311,654
	Nippon Paint Holdings Co. Ltd.	280,100	2,143,739
	Nippon Parking Development Co. Ltd.	78,100	115,243
	Nippon Rietec Co. Ltd.	7,800	53,055
	Nippon Road Co. Ltd.	4,000	42,664
	Nippon Seiki Co. Ltd.	12,700	99,300
	Nippon Seisen Co. Ltd.	5,000	40,971
	Nippon Sharyo Ltd.	3,700	53,065
	Nippon Shinyaku Co. Ltd.	24,300	651,944
	Nippon Shokubai Co. Ltd.	26,300	295,872
	Nippon Signal Co. Ltd.	14,800	90,382
	Nippon Soda Co. Ltd.	22,200	369,761
	Nippon Telegraph & Telephone Corp.	3,157,200	3,046,176
	Nippon Thompson Co. Ltd.	20,000	62,615
	Nireco Corp.	1,000	9,097

83

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishimatsu Construction Co. Ltd.	13,100	$439,445
	Nishimatsuya Chain Co. Ltd.	15,500	228,844
	Nishimoto Co. Ltd.	3,900	33,608
	Nishi-Nippon Railroad Co. Ltd.	11,400	164,604
	Nishio Holdings Co. Ltd.	8,200	199,612
	Nissan Chemical Corp.	44,604	1,506,509
#	Nissan Motor Co. Ltd.	367,700	979,571
	Nissan Shatai Co. Ltd.	26,700	179,976
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	15,003
	Nissei ASB Machine Co. Ltd.	2,700	81,941
#	Nissei Plastic Industrial Co. Ltd.	5,900	35,340
	Nisshin Group Holdings Co. Ltd.	19,600	63,920
	Nisshin Oillio Group Ltd.	9,500	322,852
	Nisshin Seifun Group, Inc.	31,680	369,865
	Nisshinbo Holdings, Inc.	34,604	219,721
	Nissin Corp.	7,900	220,964
	Nisso Holdings Co. Ltd.	11,600	62,631
	Nissui Corp.	98,700	599,545
	Nitori Holdings Co. Ltd.	7,800	993,366
	Nitta Corp.	5,100	123,344
	Nitta Gelatin, Inc.	7,100	42,569
	Nitto Denko Corp.	285,000	4,689,312
	Nitto Fuji Flour Milling Co. Ltd.	400	17,697
	Nitto Kogyo Corp.	10,900	210,531
#	Nitto Kohki Co. Ltd.	6,200	104,632
	Nitto Seiko Co. Ltd.	10,500	40,263
	Nittoc Construction Co. Ltd.	6,500	43,408
	Nittoku Co. Ltd.	2,100	23,187
	NJS Co. Ltd.	3,300	87,604
	Noevir Holdings Co. Ltd.	6,300	211,966
	Nohmi Bosai Ltd.	3,000	59,234
	Nojima Corp.	30,800	431,965
	Nomura Holdings, Inc. (8604 JP)	356,900	1,830,149
		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	$160,430
	Nomura Real Estate Holdings, Inc.	28,400	699,200
	Nomura Research Institute Ltd.	47,866	1,431,835
	Noritake Co. Ltd.	4,400	110,845
	Noritsu Koki Co. Ltd.	8,500	219,812
	Noritz Corp.	11,900	137,888
	NPR-RIKEN Corp.	3,900	59,878
	NS Solutions Corp.	25,400	642,694
	NS Tool Co. Ltd.	3,800	18,355
	NSD Co. Ltd.	33,500	723,533
	NSK Ltd.	72,200	329,211
#	NSW, Inc.	3,100	60,165
	NTN Corp.	112,600	185,519
	NTT Data Group Corp.	102,500	1,621,573
	Oat Agrio Co. Ltd.	5,000	60,101
#	Obara Group, Inc.	2,500	69,192
	Obayashi Corp.	109,500	1,342,385
	OBIC Business Consultants Co. Ltd.	6,300	278,498
	Obic Co. Ltd.	68,500	2,238,403
	Ochi Holdings Co. Ltd.	1,800	15,281
	Odakyu Electric Railway Co. Ltd.	61,100	641,055
	Oenon Holdings, Inc.	11,900	31,322
#	Ohashi Technica, Inc.	2,500	28,462
#	Ohba Co. Ltd.	4,500	29,711
	Ohmoto Gumi Co. Ltd.	1,500	21,192
	OIE Sangyo Co. Ltd.	2,000	24,751
	Oiles Corp.	5,300	68,980
	Okabe Co. Ltd.	17,400	88,275
	Okada Aiyon Corp.	2,000	26,769
	Okamoto Industries, Inc.	3,700	128,271
	Okamoto Machine Tool Works Ltd.	1,100	28,312
	Okamura Corp.	24,100	302,874
	Oki Electric Industry Co. Ltd.	28,200	184,343
	Okinawa Cellular Telephone Co.	8,800	250,345
	OKUMA Corp.	21,200	428,579
	Okumura Corp.	14,600	409,966
	Okura Industrial Co. Ltd.	4,000	70,850
	Olba Healthcare Holdings, Inc.	800	10,236

84

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Olympus Corp.	140,000	$2,464,320
	Omron Corp.	14,040	554,317
	Ono Pharmaceutical Co. Ltd.	133,100	1,662,443
	Onoken Co. Ltd.	10,300	100,913
	Onward Holdings Co. Ltd.	40,800	139,318
	Ootoya Holdings Co. Ltd.	1,100	36,200
	Open House Group Co. Ltd.	59,600	2,196,936
	Open Up Group, Inc.	35,700	470,499
	Optex Group Co. Ltd.	9,900	105,298
*	Optim Corp.	7,000	27,161
	Optorun Co. Ltd.	4,700	58,692
	Oracle Corp. Japan	8,700	832,269
	Organo Corp.	14,700	686,864
	Oricon, Inc.	4,000	21,755
	Oriental Consultants Holdings Co. Ltd.	2,100	55,888
	Oriental Land Co. Ltd.	96,900	2,341,796
	Oriental Shiraishi Corp.	40,000	100,249
	Oro Co. Ltd.	2,200	34,337
	Osaka Gas Co. Ltd.	51,000	1,092,861
#	Osaka Organic Chemical Industry Ltd.	2,493	47,747
	Osaki Electric Co. Ltd.	9,400	48,643
	Otsuka Corp.	62,900	1,411,693
	Otsuka Holdings Co. Ltd.	16,500	996,777
	OUG Holdings, Inc.	1,000	16,369
	Oyo Corp.	9,900	165,001
#	Ozu Corp.	1,500	16,176
	Pacific Industrial Co. Ltd.	10,500	94,003
	Pack Corp.	8,900	217,787
	PAL GROUP Holdings Co. Ltd.	19,400	390,238
	PALTAC Corp.	17,300	466,851
	Pan Pacific International Holdings Corp.	50,000	1,240,414
	Panasonic Holdings Corp.	197,500	1,625,432
	Paraca, Inc.	2,000	22,949
	Paramount Bed Holdings Co. Ltd.	12,900	222,927
*	Park24 Co. Ltd.	31,326	389,346
	Parker Corp.	7,900	39,619
	Pasona Group, Inc.	17,600	232,026
		Shares	Value»
JAPAN — (Continued)
	Pegasus Co. Ltd.	13,300	$40,683
	Penta-Ocean Construction Co. Ltd.	73,200	304,055
#	People Dreams & Technologies Group Co. Ltd.	3,600	38,703
*	PeptiDream, Inc.	20,000	367,126
	Persol Holdings Co. Ltd.	1,502,100	2,522,827
#	Pharma Foods International Co. Ltd.	10,100	63,234
#	PHC Holdings Corp.	6,700	43,649
#*	PIA Corp.	2,100	43,037
	Pigeon Corp.	55,600	603,045
	PILLAR Corp.	13,400	375,176
	Pilot Corp.	11,101	345,052
	Plus Alpha Consulting Co. Ltd.	10,800	150,965
	Port, Inc.	3,500	42,487
*	PR Times Corp.	1,800	18,664
	Premium Group Co. Ltd.	13,500	209,858
	Press Kogyo Co. Ltd.	12,000	43,140
	Pressance Corp.	9,400	116,365
	Prestige International, Inc.	47,200	210,998
	Procrea Holdings, Inc.	8,725	100,491
#	Pronexus, Inc.	4,500	38,195
#	Pro-Ship, Inc.	5,300	51,714
	Proto Corp.	10,400	96,764
	PS Construction Co. Ltd.	4,640	29,692
	Punch Industry Co. Ltd.	8,400	23,992
	QB Net Holdings Co. Ltd.	3,500	23,125
	Qol Holdings Co. Ltd.	15,100	140,523
	Quick Co. Ltd.	9,900	130,574
	Raccoon Holdings, Inc.	7,100	34,912
	Raito Kogyo Co. Ltd.	15,900	231,982
	Raiznext Corp.	5,500	56,319
#	Raksul, Inc.	30,200	254,445
	Rakus Co. Ltd.	32,400	433,230
*	Rakuten Bank Ltd.	38,300	776,514
*	Rakuten Group, Inc.	121,400	724,582
	Rasa Corp.	2,500	23,042
	Rasa Industries Ltd.	4,800	86,674
	Recruit Holdings Co. Ltd.	375,900	22,953,402
	Relo Group, Inc.	49,844	606,321

85

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Remixpoint, Inc.	17,300	$17,006
	Renaissance, Inc.	1,500	10,136
	Rengo Co. Ltd.	95,500	578,438
#*	RENOVA, Inc.	26,000	147,330
	Resonac Holdings Corp.	43,000	1,022,771
	Restar Corp.	2,800	48,139
	Retail Partners Co. Ltd.	6,900	58,960
	Rheon Automatic Machinery Co. Ltd.	3,700	34,385
	Ricoh Co. Ltd.	73,900	800,535
	Ricoh Leasing Co. Ltd.	9,700	312,137
	Ride On Express Holdings Co. Ltd.	2,400	15,772
	Riken Keiki Co. Ltd.	10,800	305,984
	Riken Technos Corp.	21,600	146,995
	Riken Vitamin Co. Ltd.	6,200	108,545
	Rinnai Corp.	17,500	383,372
	Rion Co. Ltd.	3,400	55,028
	Riso Kagaku Corp.	900	20,742
	Rix Corp.	900	16,175
	Rohto Pharmaceutical Co. Ltd.	91,200	2,050,848
	Roland Corp.	5,500	140,693
	Rorze Corp.	33,000	480,959
	RYODEN Corp.	8,900	141,462
	Ryohin Keikaku Co. Ltd.	86,600	1,417,199
	Ryoyo Ryosan Holdings, Inc.	8,511	142,355
	S&B Foods, Inc.	2,900	93,047
	Sac's Bar Holdings, Inc.	7,300	43,446
	Saibu Gas Holdings Co. Ltd.	11,800	138,213
	Saizeriya Co. Ltd.	8,800	324,830
	Sakai Chemical Industry Co. Ltd.	3,600	64,178
	Sakai Heavy Industries Ltd.	3,800	58,961
	Sakata INX Corp.	28,900	290,531
#	Sakura Internet, Inc.	8,400	253,969
	Sala Corp.	10,100	55,897
	SAMTY HOLDINGS Co. Ltd.	15,800	339,705
#	San Holdings, Inc.	1,500	10,871
	San-A Co. Ltd.	14,600	273,481
	San-Ai Obbli Co. Ltd.	39,900	487,136
	Sangetsu Corp.	26,100	477,843
*	Sanix, Inc.	12,100	21,255
		Shares	Value»
JAPAN — (Continued)
*	Sanken Electric Co. Ltd.	6,599	$259,415
	Sanki Engineering Co. Ltd.	26,600	416,962
	Sanko Gosei Ltd.	5,600	22,199
	Sanko Metal Industrial Co. Ltd.	1,300	33,984
	Sankyo Co. Ltd.	110,400	1,466,370
	Sankyo Frontier Co. Ltd.	2,800	36,339
	Sankyo Seiko Co. Ltd.	20,200	78,070
#	Sankyo Tateyama, Inc.	4,300	20,957
	Sankyu, Inc.	16,700	580,067
	Sanoh Industrial Co. Ltd.	5,900	28,017
	Sanrio Co. Ltd.	46,600	1,264,207
	Sansei Technologies, Inc.	4,600	40,407
	Sansha Electric Manufacturing Co. Ltd.	4,600	30,089
#	Sanshin Electronics Co. Ltd.	5,000	66,648
	Santec Holdings Corp.	1,800	65,321
	Santen Pharmaceutical Co. Ltd.	134,400	1,607,269
	Sanwa Holdings Corp.	72,100	1,826,585
	Sanyo Chemical Industries Ltd.	6,100	165,443
	Sanyo Denki Co. Ltd.	3,800	220,619
	Sanyo Shokai Ltd.	4,300	72,677
	Sanyo Trading Co. Ltd.	10,700	102,634
#	Sapporo Holdings Ltd.	13,300	638,394
	Sata Construction Co. Ltd.	7,700	44,953
	Sato Holdings Corp.	10,500	146,409
#	Sato Shoji Corp.	6,100	54,556
#	Satori Electric Co. Ltd.	2,900	36,056
	Sawai Group Holdings Co. Ltd.	26,100	349,625
	SAXA, Inc.	1,300	20,501
*	SBI ARUHI Corp.	7,300	38,653
	SBI Global Asset Management Co. Ltd.	4,600	18,226
	SBI Holdings, Inc.	37,200	816,878

86

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SBI Insurance Group Co. Ltd.	1,900	$11,794
	SBI Sumishin Net Bank Ltd.	14,000	245,237
	SBS Holdings, Inc.	9,500	156,066
	SCREEN Holdings Co. Ltd.	14,800	944,842
	Scroll Corp.	10,400	64,949
	SCSK Corp.	29,029	541,672
	SEC Carbon Ltd.	1,000	14,883
	Secom Co. Ltd.	51,600	1,835,045
	Sega Sammy Holdings, Inc.	54,400	1,023,760
#	Segue Group Co. Ltd.	2,500	9,641
	Seika Corp.	4,900	123,652
	Seikitokyu Kogyo Co. Ltd.	5,800	56,523
	Seiko Epson Corp.	46,100	837,898
	Seiko Group Corp.	7,500	189,045
	Seino Holdings Co. Ltd.	21,900	353,196
	Sekisui Chemical Co. Ltd.	33,000	465,726
	Sekisui House Ltd.	115,000	2,777,429
	Sekisui Jushi Corp.	6,200	91,957
	Sekisui Kasei Co. Ltd.	12,400	30,141
#	SEMITEC Corp.	2,000	23,599
	Senko Group Holdings Co. Ltd.	43,020	404,444
#	Senshu Electric Co. Ltd.	7,400	246,068
*	Senshukai Co. Ltd.	11,400	23,302
	Septeni Holdings Co. Ltd.	12,300	35,970
	Seria Co. Ltd.	17,600	367,696
	Seven & i Holdings Co. Ltd.	431,900	6,219,331
	Seven Bank Ltd.	366,300	773,104
	SG Holdings Co. Ltd.	97,500	977,764
#	Sharp Corp.	34,600	210,636
	Shibaura Machine Co. Ltd.	9,000	219,082
	Shibaura Mechatronics Corp.	5,100	351,397
	Shibuya Corp.	5,000	120,430
*	SHIFT, Inc.	6,800	683,378
	Shiga Bank Ltd.	9,700	208,267
	Shikoku Bank Ltd.	5,400	33,056
	Shikoku Kasei Holdings Corp.	16,000	215,008
	Shima Seiki Manufacturing Ltd.	9,700	72,194
#	Shimadaya Corp.	1,700	16,492
		Shares	Value»
JAPAN — (Continued)
	Shimadzu Corp.	46,200	$1,362,801
	Shimamura Co. Ltd.	16,800	864,796
	Shimano, Inc.	5,600	822,694
#	Shimizu Bank Ltd.	1,700	15,833
	Shimizu Corp.	131,800	873,164
#	Shimojima Co. Ltd.	4,600	39,732
	Shin Nippon Air Technologies Co. Ltd.	4,300	93,798
	Shinagawa Refractories Co. Ltd.	14,000	162,994
	Shin-Etsu Chemical Co. Ltd.	256,900	9,413,829
	Shin-Etsu Polymer Co. Ltd.	22,000	227,473
	Shinko Shoji Co. Ltd.	16,100	101,410
	Shinmaywa Industries Ltd.	23,100	204,849
	Shinnihon Corp.	9,900	99,347
	Shinnihonseiyaku Co. Ltd.	7,300	83,199
	Shinsho Corp.	2,000	81,201
	Shinwa Co. Ltd. (3447 JP)	2,600	12,599
	Shinwa Co. Ltd. (7607 JP)	3,900	68,463
	Shionogi & Co. Ltd.	73,800	1,054,066
	Ship Healthcare Holdings, Inc.	42,500	646,267
	Shiseido Co. Ltd.	54,300	1,172,061
	Shizuoka Financial Group, Inc.	47,700	380,624
	Shizuoka Gas Co. Ltd.	24,900	167,017
	SHO-BOND Holdings Co. Ltd.	14,300	503,053
	Shoei Co. Ltd.	12,000	184,151
#	Shoei Foods Corp.	2,700	78,050
	Shofu, Inc.	1,800	26,567
	Sigma Koki Co. Ltd.	700	6,547
	SIGMAXYZ Holdings, Inc.	11,800	132,093
	Siix Corp.	6,300	46,122
*	Simplex Holdings, Inc.	18,900	306,505
	Sinanen Holdings Co. Ltd.	3,300	140,003
	Sinfonia Technology Co. Ltd.	8,600	290,405
	Sinko Industries Ltd.	5,100	145,731
	Sintokogio Ltd.	8,900	58,292
	SK Kaken Co. Ltd.	3,200	187,048

87

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SK-Electronics Co. Ltd.	3,800	$58,317
	SKY Perfect JSAT Holdings, Inc.	63,700	363,814
	SMC Corp.	3,500	1,485,912
	SMK Corp.	800	12,441
	SMS Co. Ltd.	29,800	334,072
#	Socionext, Inc.	62,500	1,163,570
	Soda Nikka Co. Ltd.	6,600	49,816
	Sodick Co. Ltd.	23,800	119,969
	SoftBank Corp.	4,538,000	5,712,900
	SoftBank Group Corp.	101,668	6,061,317
	Softcreate Holdings Corp.	11,100	157,289
	Software Service, Inc.	1,300	108,041
	Sohgo Security Services Co. Ltd.	140,700	978,247
	Soken Chemical & Engineering Co. Ltd.	5,100	106,515
	Solasto Corp.	21,200	67,765
	Soliton Systems KK	5,500	45,896
	Sompo Holdings, Inc.	79,900	1,712,982
	Sony Group Corp. (6758 JP)	1,021,500	17,975,860
	Sotetsu Holdings, Inc.	15,500	243,183
#	Space Co. Ltd.	6,900	51,660
	Sparx Group Co. Ltd.	10,360	93,279
	SPK Corp.	3,600	48,085
	S-Pool, Inc.	28,900	68,543
	Square Enix Holdings Co. Ltd.	19,600	765,509
	SRA Holdings	7,000	195,248
#	SRE Holdings Corp.	4,000	99,654
	SRS Holdings Co. Ltd.	11,500	86,953
#	ST Corp.	4,400	42,775
	Star Mica Holdings Co. Ltd.	15,200	63,643
	Star Micronics Co. Ltd.	9,000	115,283
	Starts Corp., Inc.	16,500	380,088
	Stella Chemifa Corp.	5,100	150,861
	STI Foods Holdings, Inc.	800	29,939
	Strike Co. Ltd.	3,406	82,822
#	Studio Alice Co. Ltd.	3,900	52,336
	Subaru Corp.	291,200	5,200,608
	Subaru Enterprise Co. Ltd.	2,500	52,203
	Sugi Holdings Co. Ltd.	48,900	834,880
	Sugimoto & Co. Ltd.	9,800	88,354
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Bakelite Co. Ltd.	36,600	$955,794
	Sumitomo Chemical Co. Ltd.	442,431	1,181,175
	Sumitomo Densetsu Co. Ltd.	8,800	282,625
	Sumitomo Electric Industries Ltd.	97,200	1,495,184
	Sumitomo Forestry Co. Ltd.	38,900	1,498,577
	Sumitomo Heavy Industries Ltd.	48,700	1,085,180
	Sumitomo Metal Mining Co. Ltd.	56,900	1,573,203
	Sumitomo Mitsui Construction Co. Ltd.	35,100	89,215
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	315,312	6,689,196
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,798	35,730
	Sumitomo Mitsui Trust Group, Inc.	96,100	2,107,504
	Sumitomo Realty & Development Co. Ltd.	53,600	1,589,976
	Sumitomo Seika Chemicals Co. Ltd.	4,100	136,125
	Sumitomo Warehouse Co. Ltd.	6,800	118,984
	Sun Frontier Fudousan Co. Ltd.	15,400	182,828
#	Sun*, Inc. (4053 JP)	3,200	11,002
	Sundrug Co. Ltd.	33,400	826,110
	Suntory Beverage & Food Ltd.	20,600	694,929
	Sun-Wa Technos Corp.	9,800	138,354
#	SUNWELS Co. Ltd.	1,700	20,058
#	Suzuden Corp.	3,700	43,206
	Suzuken Co. Ltd.	33,790	1,104,729
	Suzuki Motor Corp.	138,700	1,376,366
	SWCC Corp.	12,300	431,351
	Sysmex Corp.	130,200	2,415,656
	System Research Co. Ltd.	5,700	53,600
	System Support, Inc.	2,500	29,907
	Systems Engineering Consultants Co. Ltd.	1,000	26,643

88

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Systena Corp.	107,700	$255,795
	Syuppin Co. Ltd.	13,500	92,831
	T Hasegawa Co. Ltd.	11,600	251,721
	T&D Holdings, Inc.	82,900	1,323,270
	Tachikawa Corp.	2,200	18,964
	Tachi-S Co. Ltd.	10,700	123,536
	Tadano Ltd.	44,900	285,824
	Taihei Dengyo Kaisha Ltd.	5,000	168,132
	Taiho Kogyo Co. Ltd.	4,100	16,356
	Taikisha Ltd.	9,900	314,922
	Taiko Bank Ltd.	1,100	9,704
	Taisei Corp.	26,700	1,124,377
	Taisei Lamick Co. Ltd.	2,800	47,362
#	Taisei Oncho Co. Ltd.	1,900	50,012
	Taiyo Holdings Co. Ltd.	30,596	807,677
	Takamatsu Construction Group Co. Ltd.	7,500	145,286
	Takamiya Co. Ltd.	13,900	40,246
#	Takano Co. Ltd.	1,800	8,469
	Takaoka Toko Co. Ltd.	4,100	52,258
	Takara & Co. Ltd.	5,100	89,547
	Takara Holdings, Inc.	54,423	427,785
	Takara Standard Co. Ltd.	8,400	91,228
	Takasago International Corp.	8,000	271,363
	Takasago Thermal Engineering Co. Ltd.	16,600	532,349
#	Takashima & Co. Ltd.	5,200	41,020
	Takashimaya Co. Ltd.	67,600	535,227
	Take & Give Needs Co. Ltd.	2,500	14,308
	TAKEBISHI Corp.	700	9,532
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	232,530	6,487,864
	Takeuchi Manufacturing Co. Ltd.	20,600	641,970
	Takuma Co. Ltd.	15,100	157,553
#	Tama Home Co. Ltd.	8,100	204,239
	Tanseisha Co. Ltd.	2,000	10,559
#	TASUKI Holdings, Inc.	4,300	19,429
	Tayca Corp.	3,500	37,480
#	Tazmo Co. Ltd.	2,000	47,546
	TBS Holdings, Inc.	10,500	258,392
	TDC Soft, Inc.	13,000	105,039
		Shares	Value»
JAPAN — (Continued)
	TechMatrix Corp.	20,400	$296,103
	Techno Medica Co. Ltd.	2,500	29,594
	Techno Ryowa Ltd.	4,800	71,268
	Techno Smart Corp.	1,700	18,799
	Technoflex Corp.	1,200	8,576
	TechnoPro Holdings, Inc.	68,100	1,215,474
	Tecnos Japan, Inc.	9,100	38,272
	Teijin Ltd.	42,642	381,828
	Teikoku Electric Manufacturing Co. Ltd.	4,000	74,081
#	Teikoku Sen-I Co. Ltd.	5,800	105,787
	Tekken Corp.	3,800	59,448
	Temairazu, Inc.	1,300	27,292
	Tenma Corp.	2,100	40,171
	Terumo Corp.	57,200	1,089,391
	Tess Holdings Co. Ltd.	32,500	59,698
	T-Gaia Corp.	9,300	161,665
	THK Co. Ltd.	23,300	384,670
	Tigers Polymer Corp.	2,500	11,837
	TIS, Inc.	43,100	1,074,761
	TKC Corp.	11,699	303,380
	Toa Corp. (1885 JP)	18,000	115,876
#	Toa Corp. (6809 JP)	9,200	58,556
	TOA ROAD Corp.	6,900	56,931
	Toagosei Co. Ltd.	46,400	473,394
	TOBISHIMA HOLDINGS, Inc.	12,030	119,393
	Tobu Railway Co. Ltd.	36,100	584,183
	Tocalo Co. Ltd.	21,400	248,936
#	Tochigi Bank Ltd.	33,300	56,311
	Toda Corp.	96,300	582,870
#*	Toda Kogyo Corp.	2,500	28,143
	Toei Animation Co. Ltd.	18,200	413,361
	Toei Co. Ltd.	11,200	358,711
	Toell Co. Ltd.	3,900	19,726
	Toenec Corp.	23,500	146,266
	Togami Electric Manufacturing Co. Ltd.	800	16,964
	Toho Co. Ltd. (8142 JP)	3,300	58,373
	Toho Co. Ltd. (9602 JP)	13,300	507,903
	Toho Gas Co. Ltd.	45,100	1,127,894
	Toho Holdings Co. Ltd.	26,600	791,769
	Toho Titanium Co. Ltd.	6,300	41,656

89

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Toho Zinc Co. Ltd.	3,700	$23,444
	Tokai Corp.	6,000	85,472
	TOKAI Holdings Corp.	29,800	182,794
	Tokai Rika Co. Ltd.	13,500	190,869
	Tokai Tokyo Financial Holdings, Inc.	49,700	152,181
	Token Corp.	1,520	106,596
	Tokio Marine Holdings, Inc. (8766 JP)	288,300	10,383,452
	Tokushu Tokai Paper Co. Ltd.	2,800	68,804
	Tokyo Century Corp.	77,100	784,396
	Tokyo Electron Device Ltd.	12,000	265,571
	Tokyo Electron Ltd.	73,500	10,815,742
	Tokyo Energy & Systems, Inc.	12,500	92,575
	Tokyo Gas Co. Ltd.	70,900	1,749,308
	Tokyo Individualized Educational Institute, Inc.	11,500	30,153
#	Tokyo Keiki, Inc.	4,000	77,714
	Tokyo Ohka Kogyo Co. Ltd.	34,400	791,707
	Tokyo Sangyo Co. Ltd.	11,000	49,765
	Tokyo Seimitsu Co. Ltd.	19,900	1,070,804
	Tokyo Steel Manufacturing Co. Ltd.	5,400	53,686
	Tokyo Tatemono Co. Ltd.	95,800	1,564,394
#	Tokyotokeiba Co. Ltd.	2,300	62,667
	Tokyu Construction Co. Ltd.	35,700	161,351
	Tokyu Corp.	47,783	589,082
	Tokyu Fudosan Holdings Corp.	307,000	1,915,804
	Toli Corp.	19,900	53,647
#	Tomato Bank Ltd.	1,200	8,678
	Tomen Devices Corp.	500	20,313
	Tomoe Corp.	6,300	35,076
#	Tomoe Engineering Co. Ltd.	3,700	90,982
	Tomoku Co. Ltd.	4,400	66,647
	Tomy Co. Ltd.	43,900	1,158,906
	Tonami Holdings Co. Ltd.	2,100	80,720
	Topcon Corp.	55,200	560,377
	TOPPAN Holdings, Inc.	24,740	723,676
		Shares	Value»
JAPAN — (Continued)
	Topre Corp.	9,900	$114,040
	Toray Industries, Inc.	243,207	1,322,576
	Torii Pharmaceutical Co. Ltd.	6,100	165,017
	Torishima Pump Manufacturing Co. Ltd.	6,500	117,779
	Tosei Corp.	14,000	217,741
	Toshiba TEC Corp.	15,600	354,768
	Totech Corp.	18,200	311,811
	Totetsu Kogyo Co. Ltd.	10,900	234,808
	TOTO Ltd.	21,000	585,896
#	Tottori Bank Ltd.	1,500	12,021
#	Toukei Computer Co. Ltd.	900	27,558
	Tow Co. Ltd.	18,500	38,764
#	Towa Corp.	12,900	165,169
	Towa Pharmaceutical Co. Ltd.	5,900	120,912
	Toyo Construction Co. Ltd.	23,900	204,487
	Toyo Corp.	5,100	52,554
	Toyo Engineering Corp.	23,300	113,088
#	Toyo Gosei Co. Ltd.	1,700	79,253
	Toyo Kanetsu KK	5,100	148,924
	Toyo Machinery & Metal Co. Ltd.	5,800	23,063
	Toyo Seikan Group Holdings Ltd.	56,400	841,941
	Toyo Suisan Kaisha Ltd.	9,200	540,443
	Toyobo Co. Ltd.	52,723	336,114
	Toyota Boshoku Corp.	46,700	623,409
	Toyota Industries Corp.	16,700	1,157,678
	Toyota Motor Corp. (7203 JP)	1,607,600	27,699,579
	Toyota Tsusho Corp.	222,700	3,785,614
	TPR Co. Ltd.	6,900	103,871
	Trancom Co. Ltd.	1,700	114,772
#	Transaction Co. Ltd.	7,000	113,306
*	Transaction Media Networks, Inc.	6,100	17,050
	Transcosmos, Inc.	9,200	200,825
	TRE Holdings Corp.	6,700	78,580
#	Treasure Factory Co. Ltd.	5,100	44,700
	Trend Micro, Inc. (4704 JP)	32,100	1,679,548
	Trusco Nakayama Corp.	22,100	326,452

90

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TRYT, Inc.	8,200	$20,051
	TS Tech Co. Ltd.	38,100	430,835
	TSI Holdings Co. Ltd.	23,500	137,601
	Tsubaki Nakashima Co. Ltd.	21,200	95,503
	Tsubakimoto Chain Co.	22,500	283,299
	Tsubakimoto Kogyo Co. Ltd.	7,200	88,985
#	Tsuburaya Fields Holdings, Inc.	17,900	239,377
	Tsugami Corp.	15,900	147,286
	Tsukishima Holdings Co. Ltd.	1,200	10,769
	Tsuruha Holdings, Inc.	18,500	1,034,811
	Tsurumi Manufacturing Co. Ltd.	4,900	136,820
	Tsutsumi Jewelry Co. Ltd.	2,500	34,661
#	Tsuzuki Denki Co. Ltd.	5,300	86,358
	TV Asahi Holdings Corp.	9,700	126,252
	Tv Tokyo Holdings Corp.	2,600	58,213
	TYK Corp.	7,300	19,666
	UACJ Corp.	17,100	562,842
	Ubicom Holdings, Inc.	1,900	16,548
	Uchida Yoko Co. Ltd.	2,700	115,313
	Ueki Corp.	1,200	11,828
	Ukai Co. Ltd.	100	2,454
	ULS Group, Inc.	1,400	49,459
	Ulvac, Inc.	9,400	439,520
	U-Next Holdings Co. Ltd.	7,800	248,817
	Unicharm Corp.	29,600	954,450
	Unipres Corp.	10,900	79,228
	United Arrows Ltd.	9,900	141,047
#	United Super Markets Holdings, Inc.	22,300	122,115
#	UNITED, Inc.	8,800	43,692
	Urbanet Corp. Co. Ltd.	14,400	35,835
	User Local, Inc.	1,000	12,054
	Ushio, Inc.	37,500	516,226
	USS Co. Ltd.	119,100	997,435
	UT Group Co. Ltd.	18,300	310,506
	V Technology Co. Ltd.	2,300	36,079
	Valor Holdings Co. Ltd.	18,600	256,281
	Valqua Ltd.	10,100	216,681
#	Value HR Co. Ltd.	5,400	61,004
		Shares	Value»
JAPAN — (Continued)
	ValueCommerce Co. Ltd.	14,800	$105,539
	Vector, Inc.	15,800	98,253
	Vertex Corp.	4,800	63,783
	Vision, Inc.	16,700	114,860
#*	Visional, Inc.	13,300	711,671
	Vital KSK Holdings, Inc.	22,300	186,703
	VT Holdings Co. Ltd.	37,300	114,557
	Wacoal Holdings Corp.	16,600	516,814
	Wacom Co. Ltd.	67,200	309,781
	Wakachiku Construction Co. Ltd.	2,300	53,488
	Wakita & Co. Ltd.	15,300	157,703
	Waseda Academy Co. Ltd.	3,600	39,469
	Watahan & Co. Ltd.	7,500	79,345
	WATAMI Co. Ltd.	5,700	39,821
#	WDB Holdings Co. Ltd.	8,000	89,755
	Weathernews, Inc.	1,600	63,071
	Welcia Holdings Co. Ltd.	37,800	471,890
	Wellnet Corp.	4,700	24,404
	West Holdings Corp.	14,884	221,483
	West Japan Railway Co.	37,800	671,847
	Will Group, Inc.	11,800	75,751
*	WingArc1st, Inc.	8,400	178,943
	With U.S. Corp.	1,100	12,290
	Workman Co. Ltd.	8,134	207,622
	World Co. Ltd.	10,200	128,043
	World Holdings Co. Ltd.	4,000	49,927
	Xebio Holdings Co. Ltd.	13,400	101,290
	Yahagi Construction Co. Ltd.	12,700	125,398
	Yakult Honsha Co. Ltd.	35,500	771,454
	YAKUODO Holdings Co. Ltd.	4,300	59,806
	YAMABIKO Corp.	14,200	230,692
	YAMADA Consulting Group Co. Ltd.	7,800	107,313
	Yamada Corp.	300	10,261
	Yamada Holdings Co. Ltd.	117,820	338,319
	Yamae Group Holdings Co. Ltd.	6,000	76,657
	Yamaha Corp.	61,500	496,628

91

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaha Motor Co. Ltd.	200,100	$1,749,078
	Yamatane Corp.	1,600	34,293
#	Yamato Corp.	10,100	61,628
	Yamato Holdings Co. Ltd.	50,900	539,856
	Yamato Kogyo Co. Ltd.	8,200	391,670
	Yamaura Corp.	2,700	20,988
	Yamaya Corp.	1,000	18,810
	Yamazaki Baking Co. Ltd.	23,700	481,314
	Yamazen Corp.	26,000	225,846
	Yaoko Co. Ltd.	11,000	668,665
	Yaskawa Electric Corp.	46,700	1,338,398
	Yasuda Logistics Corp.	5,700	61,127
#	YE DIGITAL Corp.	4,400	20,321
	Yellow Hat Ltd.	14,500	236,333
	Yodogawa Steel Works Ltd.	10,200	360,474
	Yokogawa Bridge Holdings Corp.	14,300	260,953
	Yokogawa Electric Corp.	23,800	527,689
	Yokorei Co. Ltd.	18,400	111,292
	Yokowo Co. Ltd.	4,600	45,878
#	Yomeishu Seizo Co. Ltd.	800	12,879
	Yondenko Corp.	17,400	144,934
	Yonex Co. Ltd.	23,600	295,310
*	Yoshimura Food Holdings KK	1,600	14,447
	Yoshinoya Holdings Co. Ltd.	12,100	246,420
	Yossix Holdings Co. Ltd.	1,900	40,699
	Yotai Refractories Co. Ltd.	5,200	56,656
	Yuasa Trading Co. Ltd.	7,200	218,899
	Yurtec Corp.	19,500	188,303
	Yushin Precision Equipment Co. Ltd.	6,100	26,539
	Yutaka Giken Co. Ltd.	1,500	18,941
	Zacros Corp.	7,800	219,996
	Zaoh Co. Ltd.	2,300	36,689
	Zenitaka Corp.	900	19,907
	Zenkoku Hosho Co. Ltd.	39,100	1,412,827
	Zenrin Co. Ltd.	9,950	52,673
	Zeon Corp.	59,600	554,908
	ZIGExN Co. Ltd.	40,500	152,710
		Shares	Value»
JAPAN — (Continued)
#	Zojirushi Corp.	2,400	$25,109
	ZOZO, Inc.	29,900	969,521
#	Zuiko Corp.	6,500	58,055
TOTAL JAPAN			707,796,659
NETHERLANDS — (4.9%)
	Aalberts NV	18,991	685,296
Ω	ABN AMRO Bank NV	160,650	2,654,853
	Acomo NV	9,719	184,072
*Ω	Adyen NV	3,220	4,919,062
	Aegon Ltd. (AEG US)	290,070	1,821,640
	Aegon Ltd. (AGN NA)	376,088	2,373,799
	Akzo Nobel NV	59,518	3,798,077
#*Ω	Alfen NV	12,238	164,113
	Allfunds Group PLC	229,585	1,404,280
#	AMG Critical Materials NV	10,526	179,570
	Aperam SA	21,849	594,683
	Arcadis NV	36,472	2,525,460
	ASM International NV	9,891	5,524,194
	ASML Holding NV (ASML NA)	6,365	4,284,418
	ASML Holding NV (ASML US)	67,911	45,673,543
	ASR Nederland NV	140,206	6,645,623
Ω	B&S Group SARL	17,367	87,739
*Ω	Basic-Fit NV	9,965	246,746
	BE Semiconductor Industries NV	23,973	2,551,833
#	Brunel International NV	12,079	116,864
	Coca-Cola Europacific Partners PLC	44,682	3,383,075
	Corbion NV	22,011	551,882
Ω	CTP NV	36,634	612,826
	Flow Traders Ltd.	10,009	229,008
	ForFarmers NV	3,495	12,473
	Fugro NV	35,053	805,995
	Heineken NV	18,345	1,504,597
	IMCD NV	29,886	4,751,607
	ING Groep NV (INGA NA)	573,584	9,733,941
*	InPost SA	97,635	1,904,673
	JDE Peet's NV	13,836	312,368
	Kendrion NV	4,034	47,652
	Koninklijke Ahold Delhaize NV (AD NA)	253,992	8,381,308
	Koninklijke BAM Groep NV	132,137	609,866
	Koninklijke Heijmans NV, CVA	16,526	444,727
	Koninklijke KPN NV	2,128,012	8,319,820

92

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke Philips NV (PHG US)	112,327	$2,942,963
*	Koninklijke Philips NV (PHIA NA)	100,776	2,651,296
	Koninklijke Vopak NV	15,691	723,334
	Nedap NV	1,163	69,672
	NN Group NV	136,861	6,718,815
#*	NX Filtration NV	989	5,327
#*	Pharming Group NV	52,106	43,591
#	PostNL NV	118,620	142,669
	Prosus NV (PRX NA)	166,063	7,002,769
	Randstad NV	56,357	2,598,477
	SBM Offshore NV	95,787	1,753,356
Ω	Signify NV	36,192	886,148
	Sligro Food Group NV	9,151	114,211
	TKH Group NV, CVA	17,730	721,423
#*	TomTom NV	15,263	83,368
	Universal Music Group NV	137,100	3,450,282
	Van Lanschot Kempen NV, CVA	13,883	634,565
	Wolters Kluwer NV	82,928	13,938,835
TOTAL NETHERLANDS			172,522,784
NEW ZEALAND — (0.3%)
	Arvida Group Ltd.	119,232	121,151
	Auckland International Airport Ltd.	169,709	740,533
	Briscoe Group Ltd.	8,008	24,508
	Chorus Ltd. (CHRYY US), ADR	880	23,012
#	Chorus Ltd. (CNU NZ)	203,790	1,065,941
	Contact Energy Ltd.	64,119	329,264
	EBOS Group Ltd.	64,776	1,412,348
	Fisher & Paykel Healthcare Corp. Ltd.	73,142	1,567,513
	Freightways Group Ltd.	79,257	496,871
*	Gentrack Group Ltd.	9,619	57,504
	Hallenstein Glasson Holdings Ltd.	30,257	136,378
#	Heartland Group Holdings Ltd.	312,134	189,582
	Investore Property Ltd.	149,105	109,639
*	KMD Brands Ltd.	256,380	66,944
#	Mainfreight Ltd.	10,461	448,244
	Manawa Energy Ltd.	38,745	127,229
	Mercury NZ Ltd.	96,138	378,407
	Meridian Energy Ltd.	148,817	528,504
		Shares	Value»
NEW ZEALAND — (Continued)
	Napier Port Holdings Ltd.	4,632	$6,293
	NZME Ltd. (NZM AU)	3,265	2,097
	NZME Ltd. (NZM NZ)	18,316	11,703
	NZX Ltd.	175,465	141,943
*	Oceania Healthcare Ltd.	181,831	84,571
	Port of Tauranga Ltd.	34,021	120,874
*	Rakon Ltd.	24,330	10,337
*	Ryman Healthcare Ltd.	84,237	249,376
	Scales Corp. Ltd.	49,584	118,693
*	Serko Ltd.	22,697	47,335
	Skellerup Holdings Ltd.	79,995	234,434
	SKY Network Television Ltd.	76,616	125,389
	SKYCITY Entertainment Group Ltd.	89,772	73,495
	Spark New Zealand Ltd.	375,766	651,949
	Summerset Group Holdings Ltd.	54,866	405,155
#	TOWER Ltd.	162,997	131,145
#	Turners Automotive Group Ltd.	12,829	34,626
	Vector Ltd.	76,040	174,124
*	Vista Group International Ltd.	74,611	128,002
#	Warehouse Group Ltd.	49,483	30,431
TOTAL NEW ZEALAND			10,605,544
NORWAY — (0.7%)
	2020 Bulkers Ltd.	3,508	42,047
	ABG Sundal Collier Holding ASA	123,021	76,791
	AF Gruppen ASA	13,278	158,692
	Aker Solutions ASA	141,208	669,091
*	AKVA Group ASA	1,484	8,022
*	Archer Ltd.	14,337	30,824
*	ArcticZymes Technologies ASA	5,394	8,689
	Arendals Fossekompani ASA	734	10,709
	Atea ASA	44,322	569,540
*Ω	AutoStore Holdings Ltd.	69,671	64,425
	B2 Impact ASA	72,702	63,123
*	BEWi ASA	9,170	21,469
	Borregaard ASA	29,227	518,774
	Bouvet ASA	31,928	196,750

93

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Cadeler AS (CADLR NO)	30,377	$204,090
*	Cadeler AS (CDLR US), ADR	1,008	27,105
#*	Cavendish Hydrogen ASA	4,719	4,905
*	Cloudberry Clean Energy ASA	121,222	133,400
#*Ω	Crayon Group Holding ASA	16,003	158,498
	DNB Bank ASA	169,479	3,512,108
*	DOF Group ASA	12,959	103,471
*	Edda Wind ASA	2,055	3,676
Ω	Elmera Group ASA	64,902	199,232
	Elopak ASA	50,187	204,127
*	Endur ASA	3,592	18,773
*Ω	Entra ASA	30,628	326,969
Ω	Europris ASA	101,496	626,278
*	Gentoo Media, Inc.	24,286	55,177
#	Gjensidige Forsikring ASA	25,351	458,501
#	Grieg Seafood ASA	17,155	103,933
*	Hexagon Composites ASA	33,877	133,313
Ω	Kid ASA	12,875	177,195
	Kitron ASA	67,277	191,268
	Kongsberg Gruppen ASA	19,890	2,076,341
	Leroy Seafood Group ASA	22,262	102,594
*	LINK Mobility Group Holding ASA	102,460	246,443
	Magnora ASA	16,615	34,220
	Medistim ASA	2,470	35,906
*	Morrow Bank ASA	50,288	30,354
#	Mowi ASA	29,912	515,685
Ω	Multiconsult ASA	5,960	103,869
#*	NEL ASA	235,947	91,279
#*	Nordic Semiconductor ASA	33,069	328,640
	Norsk Hydro ASA	66,297	411,529
#*	Northern Ocean Ltd.	10,938	7,329
#*	Nykode Therapeutics ASA	17,433	7,366
	Odfjell Drilling Ltd.	56,255	259,146
	Odfjell Technology Ltd.	3,913	17,824
	Olav Thon Eiendomsselskap ASA	1,014	20,722
	Orkla ASA	47,569	439,468
	Pareto Bank ASA	11,115	65,547
	Pexip Holding ASA	12,536	48,765
*	PhotoCure ASA	3,837	18,101
		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	36,555	$951,438
	Rana Gruber ASA	5,863	42,168
#	Salmar ASA	10,766	547,449
*	SATS ASA	12,194	23,900
*Ω	Scatec ASA	66,079	481,463
	Schibsted ASA (SCHA NO), Class A	9,650	326,111
	Schibsted ASA (SCHB NO), Class B	15,119	474,157
	Selvaag Bolig ASA	18,660	55,773
#*Ω	Shelf Drilling Ltd.	17,298	23,953
*	SmartCraft ASA	7,109	19,263
#	Sparebank 1 Oestlandet	19,503	279,117
	SpareBank 1 Sor-Norge ASA	65,535	868,397
	Sparebanken More	18,957	153,067
	Sparebanken Sor	4,751	82,377
	Storebrand ASA	223,024	2,543,206
	Subsea 7 SA	49,612	762,528
	TGS ASA	90,485	820,980
	TOMRA Systems ASA	30,070	432,311
	Veidekke ASA	40,140	458,566
	Wilh Wilhelmsen Holding ASA, Class A	5,067	188,669
	Wilh Wilhelmsen Holding ASA, Class B	259	9,215
*	Zalaris ASA	5,204	33,435
#*	Zaptec ASA	6,781	6,750
TOTAL NORWAY			23,526,386
PORTUGAL — (0.2%)
	Altri SGPS SA	40,466	218,832
	Banco Comercial Portugues SA, Class R	2,021,988	1,019,986
	Corticeira Amorim SGPS SA	15,139	138,237
	CTT-Correios de Portugal SA	38,927	181,112
	EDP Renovaveis SA	87,785	1,189,803
	EDP SA (EDP PL)	301,860	1,188,392
	Ibersol SGPS SA	2,350	18,770
	Jeronimo Martins SGPS SA	65,158	1,264,039
#	Mota-Engil SGPS SA	24,918	69,476
	Navigator Co. SA	51,006	196,744
	NOS SGPS SA	71,323	272,834

94

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	REN - Redes Energeticas Nacionais SGPS SA	167,843	$419,152
	Sonae SGPS SA	418,269	413,334
TOTAL PORTUGAL			6,590,711
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	56,643	55,225
*	Avarga Ltd.	145,200	22,091
	Aztech Global Ltd.	48,500	27,410
	Boustead Singapore Ltd.	110,607	86,093
	BRC Asia Ltd.	23,800	42,277
	Bukit Sembawang Estates Ltd.	79,000	216,206
	Centurion Corp. Ltd.	94,500	60,232
	China Aviation Oil Singapore Corp. Ltd.	148,900	102,370
	China Sunsine Chemical Holdings Ltd.	198,500	68,545
	City Developments Ltd.	272,900	1,069,550
	Civmec Australia Ltd.	50,600	43,193
	CSE Global Ltd.	223,003	72,282
	DBS Group Holdings Ltd.	275,304	7,982,383
	Dyna-Mac Holdings Ltd.	224,000	110,779
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	0
	Food Empire Holdings Ltd.	66,800	51,506
	Frasers Property Ltd.	118,400	79,274
	Frencken Group Ltd.	117,100	101,774
*	Fu Yu Corp. Ltd.	192,800	19,284
*	Gallant Venture Ltd.	272,800	16,274
	Genting Singapore Ltd.	960,700	605,056
	Grand Venture Technology Ltd.	41,400	16,879
	GuocoLand Ltd.	129,966	155,405
	Haw Par Corp. Ltd.	37,400	303,075
	Ho Bee Land Ltd.	82,800	121,720
	Hong Fok Corp. Ltd.	87,200	55,435
	Hong Leong Finance Ltd.	34,600	63,901
	Hongkong Land Holdings Ltd.	152,900	655,572
	Hour Glass Ltd.	84,500	99,584
	HRnetgroup Ltd.	119,200	61,160
	iFAST Corp. Ltd.	33,200	187,835
		Shares	Value»
SINGAPORE — (Continued)
	ISDN Holdings Ltd.	58,689	$13,223
	Keppel Ltd.	189,000	909,931
	Metro Holdings Ltd.	128,400	46,258
	Micro-Mechanics Holdings Ltd.	22,100	28,504
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	13,726
	Netlink NBN Trust	681,000	460,490
	OUE Ltd.	49,300	38,684
	Oversea-Chinese Banking Corp. Ltd.	351,645	4,034,459
*	Oxley Holdings Ltd.	373,865	22,507
	Pacific Century Regional Developments Ltd.	48,300	11,499
	Pan-United Corp. Ltd.	105,900	41,546
	Propnex Ltd.	69,200	40,872
	PSC Corp. Ltd.	60,700	15,420
	Q&M Dental Group Singapore Ltd.	53,280	11,807
	Raffles Medical Group Ltd.	154,100	102,561
*	Seatrium Ltd.	347,420	495,216
	Sheng Siong Group Ltd.	141,000	169,505
	SIA Engineering Co. Ltd.	44,900	82,080
	Singapore Exchange Ltd.	137,100	1,174,808
	Singapore Land Group Ltd.	68,500	91,666
	Singapore Post Ltd.	622,000	255,349
	Singapore Technologies Engineering Ltd.	316,400	1,084,777
	StarHub Ltd.	126,500	114,090
	Straits Trading Co. Ltd.	35,279	38,314
*††	Swiber Holdings Ltd.	50,250	0
	Thomson Medical Group Ltd.	916,800	33,326
	UMS Integration Ltd.	105,675	81,022
	United Overseas Bank Ltd.	5,700	138,562
	UOL Group Ltd.	121,951	492,767
	Valuetronics Holdings Ltd.	154,710	73,014
	Venture Corp. Ltd.	35,300	354,052
	Vicom Ltd.	32,400	32,631
	Wing Tai Holdings Ltd.	246,500	249,672

95

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	$1,395,704
TOTAL SINGAPORE			24,700,412
SPAIN — (3.0%)
	Acciona SA	16,847	2,161,980
	Acerinox SA	70,670	647,556
	ACS Actividades de Construccion y Servicios SA	94,802	4,546,270
Ω	Aedas Homes SA	1,580	45,110
Ω	Aena SME SA	8,940	1,981,283
	Almirall SA	19,698	192,377
	Amadeus IT Group SA	145,612	10,555,888
	Atresmedia Corp. de Medios de Comunicacion SA	39,441	187,015
*	Audax Renovables SA	89,063	169,734
	Azkoyen SA	4,058	27,807
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	4,895,529
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	520,173
	Banco de Sabadell SA	2,576,619	5,025,394
	Banco Santander SA (SAN SM)	2,061,320	10,070,353
	Banco Santander SA (SAN US), Sponsored ADR	69,983	340,117
	Bankinter SA	333,033	2,717,019
#	CaixaBank SA	1,667,471	10,161,166
Ω	Cellnex Telecom SA	57,033	2,094,580
	Construcciones y Auxiliar de Ferrocarriles SA	11,016	435,781
	Corp. ACCIONA Energias Renovables SA	20,340	421,071
*	Duro Felguera SA	19,192	7,595
*	eDreams ODIGEO SA	18,315	129,260
	Elecnor SA	17,817	397,980
	Enagas SA	41,063	582,491
*	Ence Energia y Celulosa SA	21,633	67,665
	Endesa SA	43,402	936,661
		Shares	Value»
SPAIN — (Continued)
	Ercros SA	13,714	$54,158
	Faes Farma SA	97,892	375,978
#	Ferrovial SE	45,243	1,815,751
	Fluidra SA	18,282	494,140
Ω	Gestamp Automocion SA	49,585	145,621
Ω	Global Dominion Access SA	36,899	104,617
*	Grenergy Renovables SA	3,309	117,299
*	Grifols SA	49,627	557,075
	Grupo Catalana Occidente SA	21,968	900,642
	Grupo Empresarial San Jose SA	2,330	11,514
	Iberdrola SA	580,800	8,627,509
	Indra Sistemas SA	78,061	1,376,175
#	Industria de Diseno Textil SA	303,676	17,313,979
	Laboratorios Farmaceuticos Rovi SA	12,874	1,093,647
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	153,281	193,814
	Mapfre SA	439,360	1,255,959
	Naturgy Energy Group SA	16,255	404,730
Ω	Neinor Homes SA	14,848	243,702
#*	Obrascon Huarte Lain SA	132,804	39,936
	Pharma Mar SA	1,561	120,239
	Prim SA	104	1,111
*	Promotora de Informaciones SA, Class A	51,144	19,157
Ω	Prosegur Cash SA	43,253	25,287
	Realia Business SA	163,953	171,905
	Redeia Corp. SA	91,818	1,700,071
	Sacyr SA	104,547	348,144
*	Solaria Energia y Medio Ambiente SA	47,470	497,915
#*	Soltec Power Holdings SA	4,800	8,343
*Ω	Talgo SA	18,976	72,011
*	Tecnicas Reunidas SA	38,833	469,688
#	Telefonica SA (TEF SM)	1,142,038	5,359,186
#	Tubacex SA	61,124	213,982

96

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Unicaja Banco SA	502,777	$632,041
TOTAL SPAIN			104,083,181
SWEDEN — (3.8%)
	AAK AB	23,185	665,565
Ω	AcadeMedia AB	36,502	224,537
	AddLife AB, Class B	40,700	517,213
	Addnode Group AB	38,048	381,729
	AddTech AB, Class B	88,465	2,462,976
	AFRY AB	56,472	849,701
	Alfa Laval AB	38,702	1,713,326
Ω	Alimak Group AB	26,720	306,283
	Alleima AB	84,527	516,521
	Alligo AB, Class B	9,012	106,662
Ω	Ambea AB	42,050	360,353
*	Annehem Fastigheter AB, Class B	20,118	34,456
	AQ Group AB	12,285	155,499
	Arise AB	11,970	45,978
	Arjo AB, Class B	54,105	178,454
	Assa Abloy AB, Class B	86,434	2,707,349
	Atlas Copco AB (ATCOA SS), Class A	490,008	8,086,802
	Atlas Copco AB (ATCOB SS), Class B	277,317	4,032,106
	Atrium Ljungberg AB, Class B	15,130	303,517
Ω	Attendo AB	47,275	210,610
	Avanza Bank Holding AB	76,784	1,599,405
#	Axfood AB	45,705	1,020,439
	Beijer Alma AB	16,990	273,733
#	Beijer Ref AB	36,411	548,481
	Bergman & Beving AB	16,194	455,938
	Betsson AB, Class B	76,664	1,020,857
#*	Better Collective AS	18,297	240,432
*	BHG Group AB	62,928	105,269
	Bilia AB, Class A	51,649	608,940
	Billerud Aktiebolag	99,766	885,833
	BioGaia AB, Class B	25,332	251,146
	Biotage AB	8,848	132,887
	Bjorn Borg AB	8,728	46,659
	Boliden AB	73,561	2,301,292
*	Bonava AB, Class B	78,500	68,591
*Ω	Boozt AB	20,500	229,209
Ω	Bravida Holding AB	89,610	665,245
	BTS Group AB, Class B	885	24,656
	Bufab AB	11,252	403,744
	Bure Equity AB	39,361	1,409,754
		Shares	Value»
SWEDEN — (Continued)
	Byggmax Group AB	33,690	$141,327
#*	Camurus AB	20,524	1,154,150
*	Castellum AB	48,636	609,055
	Catella AB	30,701	86,474
	Catena AB	11,657	534,338
*	Cavotec SA	12,463	21,165
	Cellavision AB	4,218	92,223
#	Cibus Nordic Real Estate AB publ	8,994	145,237
*	Cint Group AB	53,114	63,610
	Clas Ohlson AB, Class B	39,038	646,572
	Cloetta AB, Class B	49,364	124,098
Ω	Coor Service Management Holding AB	48,571	170,789
	Corem Property Group AB (COREB SS), Class B	195,859	132,272
	Corem Property Group AB (CORED SS), Class D	2,536	59,866
*	Ctek AB	5,741	9,179
	CTT Systems AB	3,004	68,072
	Dios Fastigheter AB	36,499	272,236
Ω	Dometic Group AB	111,140	603,536
*Ω	Dustin Group AB	155,604	110,640
*	Dynavox Group AB	5,124	29,703
	Eastnine AB	14,357	61,704
	Elanders AB, Class B	6,728	61,462
*	Electrolux AB, Class B	37,416	314,020
	Electrolux Professional AB, Class B	105,894	730,022
#	Elekta AB, Class B	109,770	661,264
*	Embracer Group AB	224,315	648,615
*	Enea AB	6,109	58,230
#	Engcon AB	9,707	112,644
	Eolus Vind AB, Class B	4,899	21,513
	Ependion AB	2,402	23,303
	Epiroc AB (EPIA SS), Class A	119,387	2,331,663
	Epiroc AB (EPIB SS), Class B	73,342	1,263,464
Ω	Evolution AB	30,514	2,885,001
	Ework Group AB	4,506	59,570
	Fabege AB	119,717	954,723
	Fagerhult Group AB	20,861	117,769
*	Fastighets AB Balder, Class B	79,516	618,597
*	Fastighets AB Trianon	7,072	14,762

97

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Fastighetsbolaget Emilshus AB, Class B	324	$1,350
#	FastPartner AB (FPARA SS), Class A	21,187	141,237
	FastPartner AB (FPARD SS), Class D	6,387	44,038
#	Fenix Outdoor International AG	1,370	76,953
	FormPipe Software AB	5,484	13,043
	Fortnox AB	263,433	1,608,327
	Getinge AB, Class B	46,369	820,298
*	GiG Software PLC, SDR	24,286	10,257
	Granges AB	59,043	697,597
*Ω	Green Landscaping Group AB	1,854	13,542
#	H & M Hennes & Mauritz AB, Class B	75,044	1,118,703
#	Hanza AB	4,885	31,859
	Heba Fastighets AB, Class B	14,717	45,290
	Hemnet Group AB	61,828	1,948,740
	Hexagon AB, Class B	164,378	1,536,790
*	Hexatronic Group AB	49,550	202,952
	Hexpol AB	92,334	878,008
	HMS Networks AB	13,738	511,158
*Ω	Hoist Finance AB	36,279	323,787
	Holmen AB (HOLMB SS), Class B	17,008	672,122
	Hufvudstaden AB, Class A	39,757	469,889
*	Humana AB	18,614	66,402
	Husqvarna AB (HUSQA SS), Class A	6,401	41,388
#	Husqvarna AB (HUSQB SS), Class B	92,889	599,901
	Indutrade AB	59,512	1,619,366
	Instalco AB	108,086	329,400
	INVISIO AB	18,243	461,293
	Inwido AB	21,528	390,745
	ITAB Shop Concept AB	15,785	38,490
	JM AB	37,306	632,242
*	John Mattson Fastighetsforetagen AB	6,876	42,445
		Shares	Value»
SWEDEN — (Continued)
	Kabe Group AB, Class B	1,160	$34,775
*	Karnov Group AB	25,012	187,514
#*	K-fast Holding AB	37,411	77,040
*	Klarabo Sverige AB, Class B	16,147	31,405
	KNOW IT AB	15,363	193,550
	Lagercrantz Group AB, Class B	85,860	1,681,478
	Lifco AB, Class B	46,402	1,384,539
	Lime Technologies AB	6,782	209,010
	Lindab International AB	26,459	554,705
	Loomis AB	18,478	578,900
*	Medcap AB	3,356	171,558
	Medicover AB, Class B	16,981	292,891
	MEKO AB	16,482	221,669
	Micro Systemation AB, Class B	5,726	27,462
*	Midsona AB, Class B	13,356	11,918
*	Modern Times Group MTG AB, Class B	51,612	368,208
	Momentum Group AB	8,431	142,376
Ω	Munters Group AB	55,652	901,538
	Mycronic AB	28,873	1,124,816
	NCAB Group AB	71,672	441,951
	NCC AB, Class B	44,361	660,301
	Nederman Holding AB	7,369	156,858
*	Net Insight AB, Class B	46,248	34,270
	New Wave Group AB, Class B	35,622	378,630
	Nibe Industrier AB, Class B	132,687	643,338
*	Nivika Fastigheter AB, Class B	9,301	36,373
*	Nobia AB	179,884	84,503
	Nordic Paper Holding AB	17,001	79,145
	Nordic Waterproofing Holding AB	12,584	204,961
	Nordnet AB publ	62,336	1,297,073
*	Norion Bank AB	47,759	186,237
*	Norva24 Group AB	4,117	12,082
	NP3 Fastigheter AB	9,966	232,416
	Nyfosa AB	59,337	600,268
	OEM International AB, Class B	32,132	375,572
#	Orron Energy AB	70,725	47,459
	Pandox AB	34,259	595,707
	Peab AB, Class B	44,647	340,322

98

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Platzer Fastigheter Holding AB, Class B	30,544	$258,457
	Prevas AB, Class B	3,001	31,218
#	Probi AB	616	16,083
	Ratos AB, Class B	182,308	582,669
	RaySearch Laboratories AB	6,961	99,247
	Rejlers AB	5,502	78,770
	Rvrc Holding AB	45,114	196,511
#	Saab AB, Class B	27,844	571,882
	Sagax AB (SAGAA SS), Class A	309	7,379
	Sagax AB (SAGAB SS), Class B	43,876	1,057,361
	Sandvik AB	122,057	2,402,520
*Ω	Scandic Hotels Group AB	91,538	591,488
*	Sdiptech AB, Class B	9,910	223,777
#	Sectra AB, Class B	69,215	1,843,440
	Securitas AB, Class B	117,960	1,387,668
*	Sedana Medical AB	13,026	14,375
*	Sensys Gatso Group AB	3,064	17,692
*Ω	Sinch AB	295,484	882,398
	SinterCast AB	1,838	19,831
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	348,250	4,918,424
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	52,666
	Skanska AB, Class B	69,384	1,412,523
	SKF AB (SKFA SS), Class A	2,962	56,097
	SKF AB (SKFB SS), Class B	49,068	930,718
	SkiStar AB	27,008	415,922
	Solid Forsakring AB	5,045	40,788
*	Stendorren Fastigheter AB	2,125	39,665
*	Stillfront Group AB	212,710	147,961
	Storskogen Group AB, Class B	527,512	437,902
	Svedbergs Group AB	5,279	22,295
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	68,808
	Svenska Cellulosa AB SCA (SCAB SS), Class B	106,623	1,411,609
		Shares	Value»
SWEDEN — (Continued)
	Svenska Handelsbanken AB (SHBA SS), Class A	195,015	$2,026,331
#	Svenska Handelsbanken AB (SHBB SS), Class B	4,821	64,961
	Sweco AB, Class B	74,708	1,262,878
	Swedbank AB, Class A	128,283	2,602,929
*	Swedish Orphan Biovitrum AB	43,568	1,359,241
	Synsam AB	25,846	117,404
	Systemair AB	37,967	290,411
	Tele2 AB, Class B	243,542	2,555,531
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	51,015	427,506
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	4,665	39,137
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	523,834	4,391,880
#	Telia Co. AB	519,083	1,509,664
*	TF Bank AB	1,400	41,228
Ω	Thule Group AB	29,701	994,161
	Trelleborg AB, Class B	20,576	684,463
	Troax Group AB	13,050	265,194
#	Truecaller AB, Class B	65,748	294,234
	VBG Group AB, Class B	7,388	214,111
*	Vestum AB	15,230	16,095
#*	Viaplay Group AB	337,248	25,954
	Vitec Software Group AB, Class B	10,888	474,570
	Vitrolife AB	25,594	569,395
	Volati AB	9,287	86,043
	Volvo AB (VOLVA SS), Class A	48,000	1,259,471
	Volvo AB (VOLVB SS), Class B	335,482	8,738,238
#	Volvo Car AB, Class B	209,931	453,602
#	Wallenstam AB, Class B	147,862	699,343

99

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Wihlborgs Fastigheter AB	119,878	$1,260,140
	XANO Industri AB, Class B	4,020	25,497
*	XSpray Pharma AB	2,344	13,193
TOTAL SWEDEN			135,156,394
SWITZERLAND — (7.9%)
	ABB Ltd.	257,472	14,308,002
#	Accelleron Industries AG (ACLLY US), ADR	1,336	71,409
	Accelleron Industries AG (ACLN SW)	42,178	2,261,460
	Adecco Group AG	92,117	2,881,577
	Alcon, Inc. (ALC US)	51,496	4,735,057
	Allreal Holding AG	6,863	1,221,129
	ALSO Holding AG	3,802	1,011,210
*	Aluflexpack AG	618	10,752
	APG SGA SA	611	139,487
*	Aryzta AG	292,668	517,573
	Ascom Holding AG	16,764	93,360
	Baloise Holding AG	22,991	4,400,002
	Banque Cantonale de Geneve	496	146,703
	Banque Cantonale Vaudoise	12,119	1,207,623
	Belimo Holding AG	4,126	2,733,196
	Bellevue Group AG	2,469	41,923
	Berner Kantonalbank AG	2,328	627,479
	BKW AG	8,476	1,489,233
	Bossard Holding AG, Class A	2,376	570,882
	Bucher Industries AG	2,910	1,133,385
	Burckhardt Compression Holding AG	2,072	1,523,295
	Burkhalter Holding AG	2,399	246,475
	Bystronic AG	344	131,353
#	Calida Holding AG	102	3,075
	Carlo Gavazzi Holding AG	142	34,014
	Cembra Money Bank AG	15,276	1,375,655
*	Cicor Technologies Ltd.	223	13,541
	Cie Financiere Tradition SA	443	77,510
	Clariant AG	113,235	1,573,693
	Coltene Holding AG	840	51,972
	Daetwyler Holding AG	1,487	250,448
	DKSH Holding AG	23,649	1,689,487
		Shares	Value»
SWITZERLAND — (Continued)
#*	DocMorris AG	8,389	$329,785
	dormakaba Holding AG	1,316	1,003,492
	DSM-Firmenich AG	20,907	2,479,219
	EFG International AG	46,629	637,208
	Emmi AG	963	915,284
	EMS-Chemie Holding AG	229	176,115
#	Feintool International Holding AG	840	15,840
	Flughafen Zurich AG	8,362	1,971,280
	Forbo Holding AG	225	221,202
Ω	Galenica AG	35,154	3,059,534
#*	GAM Holding AG	28,717	4,253
	Geberit AG	5,802	3,634,885
	Georg Fischer AG	17,520	1,271,247
	Givaudan SA	2,340	11,109,029
	Glarner Kantonalbank	1,134	27,958
	Gurit Holding AG, Class BR	970	21,304
	Helvetia Holding AG	19,614	3,313,022
	Hiag Immobilien Holding AG	723	68,904
	Huber & Suhner AG	8,082	764,931
	Implenia AG	4,981	176,059
*	Ina Invest AG	1,289	29,624
	Inficon Holding AG	600	718,892
	Interroll Holding AG	150	394,467
	Intershop Holding AG	2,180	306,641
	Investis Holding SA	1,724	219,689
	Julius Baer Group Ltd.	61,468	3,747,800
	Jungfraubahn Holding AG	80	15,244
	Kardex Holding AG	2,187	667,165
#	Komax Holding AG	1,068	135,779
*	Kudelski SA	3,540	5,776
	Kuehne & Nagel International AG	16,225	4,050,390
	Landis & Gyr Group AG	9,722	783,154
#	Lastminute.com NV	3,748	69,436
	LEM Holding SA	150	199,988
	Liechtensteinische Landesbank AG	5,939	484,872
	Logitech International SA (LOGI US)	13,255	1,082,934
	Logitech International SA (LOGN SW)	29,073	2,380,548
	Luzerner Kantonalbank AG	4,251	314,154
Ω	Medacta Group SA	1,150	152,941
Ω	Medmix AG	2,102	24,126

100

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Meier Tobler Group AG	2,096	$69,459
	Metall Zug AG, Class B	62	86,582
	Mikron Holding AG	673	11,687
	Mobilezone Holding AG	9,642	153,829
	Mobimo Holding AG	3,322	1,029,394
*Ω	Montana Aerospace AG	1,754	30,980
	Naturenergie Holding AG	3,298	137,882
	Novartis AG (NOVN SW)	5,662	614,362
	Novartis AG (NVS US), Sponsored ADR	312,069	33,828,280
	Novavest Real Estate AG	964	38,065
	OC Oerlikon Corp. AG Pfaffikon	50,966	233,366
	Orell Fuessli AG	246	21,945
	Orior AG	1,050	52,189
	Partners Group Holding AG	6,159	8,473,728
#*	Peach Property Group AG	933	8,861
	Phoenix Mecano AG	277	141,552
#*Ω	PolyPeptide Group AG	1,208	40,302
	PSP Swiss Property AG	19,021	2,701,169
	Rieter Holding AG	795	84,166
	Roche Holding AG (RO SW)	5,197	1,766,265
	Roche Holding AG (ROG SW)	116,234	36,021,314
	Romande Energie Holding SA	2,574	137,991
	Sandoz Group AG (SDZ SW)	38,408	1,750,954
	Schindler Holding AG	5,868	1,672,921
	Schweiter Technologies AG	215	98,090
*Ω	Sensirion Holding AG	1,972	143,771
	SFS Group AG	4,482	641,324
	SGS SA	49,914	5,284,232
	Siegfried Holding AG	814	1,063,282
	SIG Group AG	144,397	3,116,110
	Sika AG	31,292	8,715,358
	SKAN Group AG	1,329	118,884
	Softwareone Holding AG	23,949	216,398
	Sonova Holding AG	18,934	6,928,661
		Shares	Value»
SWITZERLAND — (Continued)
	St. Galler Kantonalbank AG	943	$459,833
	Stadler Rail AG	18,111	517,459
	Straumann Holding AG	15,647	2,062,890
	Sulzer AG	8,243	1,270,772
	Swatch Group AG (UHR SW)	6,442	1,321,918
	Swatch Group AG (UHRN SW)	11,274	456,789
	Swiss Life Holding AG	9,783	7,966,293
	Swiss Prime Site AG	32,354	3,509,815
	Swiss Re AG	103,571	13,224,703
	Swisscom AG	9,657	5,883,827
	Swissquote Group Holding SA	6,562	2,232,195
	Tecan Group AG	961	242,818
	Temenos AG	17,594	1,218,651
	TX Group AG	1,340	230,011
	u-blox Holding AG	4,326	331,070
#	UBS Group AG (UBS US)	29,234	896,915
	UBS Group AG (UBSG SW)	269,211	8,234,622
	Valiant Holding AG	7,159	834,353
	Varia U.S. Properties AG	791	29,534
Ω	VAT Group AG	7,833	3,261,613
	Vaudoise Assurances Holding SA	362	193,021
	Vontobel Holding AG	16,069	1,046,120
	VZ Holding AG	5,795	935,110
*	V-ZUG Holding AG	925	58,052
	Walliser Kantonalbank	803	105,056
	Warteck Invest AG	32	64,150
	Ypsomed Holding AG	1,282	568,618
	Zehnder Group AG	1,233	68,857
	Zug Estates Holding AG, Class B	122	267,650
	Zuger Kantonalbank	30	285,923
	Zurich Insurance Group AG	20,273	11,953,057
TOTAL SWITZERLAND			278,721,179
UNITED KINGDOM — (12.4%)
	3i Group PLC	251,335	10,306,676
	4imprint Group PLC	12,496	823,120
	abrdn PLC	638,917	1,088,498
*	Accesso Technology Group PLC	5,610	37,044
	Admiral Group PLC	72,653	2,404,127

101

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Advanced Medical Solutions Group PLC	46,080	$135,374
	AG Barr PLC	33,913	272,932
Ω	Airtel Africa PLC	424,728	558,136
	AJ Bell PLC	119,487	686,323
Ω	Alfa Financial Software Holdings PLC	62,251	171,618
	Antofagasta PLC	30,505	681,377
*	AO World PLC	89,967	125,629
	Ashmore Group PLC	166,555	455,527
	Ashtead Group PLC	78,596	5,879,584
	Ashtead Technology Holdings PLC	23,657	167,898
#*	ASOS PLC	32,779	150,433
#	Aston Martin Lagonda Global Holdings PLC	52,842	77,950
	AstraZeneca PLC (AZN LN)	25,658	3,650,969
	AstraZeneca PLC (AZN US), Sponsored ADR	337,697	24,027,142
	Atalaya Mining PLC	33,085	156,605
*	Auction Technology Group PLC	16,918	98,247
Ω	Auto Trader Group PLC	301,882	3,259,568
	Aviva PLC	473,589	2,775,375
	Avon Technologies PLC	6,389	101,312
	B&M European Value Retail SA	437,674	2,189,680
	Babcock International Group PLC	281,734	1,716,524
	BAE Systems PLC	252,624	4,071,620
Ω	Bakkavor Group PLC	53,124	103,008
	Balfour Beatty PLC	188,688	1,078,401
	Bank of Georgia Group PLC	11,242	604,457
	Barclays PLC (BARC LN)	1,252,014	3,838,054
	Barclays PLC (BCS US), Sponsored ADR	251,315	3,118,819
	Barratt Redrow PLC	650,057	3,745,360
	Beazley PLC	386,899	3,771,595
	Begbies Traynor Group PLC	34,007	40,560
	Bellway PLC	63,366	2,314,048
	Berkeley Group Holdings PLC	55,982	3,194,636
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bloomsbury Publishing PLC	42,088	$367,839
#*	boohoo Group PLC	332,375	126,500
Ω	Bridgepoint Group PLC	13,466	54,475
	Britvic PLC	144,379	2,382,355
	Brooks Macdonald Group PLC	2,856	62,039
	BT Group PLC	2,854,155	5,096,347
	Bunzl PLC	60,468	2,662,078
	Burberry Group PLC	138,921	1,412,116
	Burford Capital Ltd.	71,092	957,162
	Bytes Technology Group PLC (BYIT LN)	164,236	956,429
	C&C Group PLC	188,276	357,406
*	Capita PLC	197,116	48,020
	Capital Ltd.	37,907	42,348
	Card Factory PLC	138,000	150,008
	Carr's Group PLC	25,228	35,348
	Castings PLC	3,885	13,608
	Central Asia Metals PLC	61,312	138,453
	Chemring Group PLC	93,389	430,769
	Chesnara PLC	58,057	188,964
	Clarkson PLC	11,351	516,417
*	Close Brothers Group PLC	83,764	246,793
Ω	CMC Markets PLC	27,299	107,614
	Coca-Cola HBC AG	22,858	799,872
	Compass Group PLC	302,533	9,825,180
	Computacenter PLC	62,334	1,753,939
	Conduit Holdings Ltd.	2,216	14,693
Ω	ConvaTec Group PLC	419,916	1,158,310
	Costain Group PLC	81,407	109,866
	Crest Nicholson Holdings PLC	138,281	301,629
	Croda International PLC	15,147	726,799
*	Currys PLC	941,431	1,002,613
	CVS Group PLC	28,112	344,939
	DCC PLC	50,100	3,169,530
*	De La Rue PLC	33,140	42,166
	DFS Furniture PLC	84,939	144,194
#	Diageo PLC (DEO US), Sponsored ADR	80,451	9,988,796
	Diageo PLC (DGE LN)	22,401	691,782
*	Dialight PLC	4,837	8,601
	Diploma PLC	40,010	2,199,498
	Direct Line Insurance Group PLC	455,406	962,964

102

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	DiscoverIE Group PLC	27,531	$235,120
	Domino's Pizza Group PLC	133,122	516,726
	dotdigital group PLC	72,032	82,824
	Dowlais Group PLC	225,549	142,769
	Dr. Martens PLC	251,750	177,455
	Drax Group PLC	225,933	1,819,905
	DS Smith PLC	470,619	3,308,759
	Dunelm Group PLC	45,981	658,888
*	EKF Diagnostics Holdings PLC	91,050	32,849
	Elementis PLC	138,837	239,703
	Entain PLC	83,146	799,656
	Epwin Group PLC	48,473	66,227
	Essentra PLC	135,620	260,115
	Experian PLC	276,637	13,501,491
	FDM Group Holdings PLC	56,476	257,343
	Firstgroup PLC	220,220	379,180
	Flowtech Fluidpower PLC	100	113
*	Flutter Entertainment PLC	24,429	5,714,739
	Foresight Group Holdings Ltd.	20,074	120,274
	Foxtons Group PLC	116,990	88,784
*	Frasers Group PLC	72,833	720,289
	Fresnillo PLC	21,625	205,777
	Fuller Smith & Turner PLC, Class A	4,475	41,011
#	Fund Technologies PLC	4,325	97,286
*Ω	Funding Circle Holdings PLC	43,359	73,132
	Future PLC	64,490	730,184
	Galliford Try Holdings PLC	34,108	170,565
	Games Workshop Group PLC	12,710	1,964,690
*	Gaming Realms PLC	85,983	42,069
	Gamma Communications PLC	25,048	511,739
	GB Group PLC	159,732	700,486
	Genuit Group PLC	71,526	432,450
*	Georgia Capital PLC	11,623	152,022
	Gooch & Housego PLC	6,576	40,461
	Grafton Group PLC, CDI	71,709	927,516
	Grainger PLC	458,902	1,348,386
*	Greencore Group PLC	98,617	265,212
		Shares	Value»
UNITED KINGDOM — (Continued)
	Greggs PLC	30,491	$1,081,037
	GSK PLC (GSK LN)	283,785	5,124,749
#	GSK PLC (GSK US), Sponsored ADR	88,058	3,237,027
*	Gulf Marine Services PLC	55,690	12,415
*Ω	Gym Group PLC	34,826	69,236
	H&T Group PLC	680	3,247
	Haleon PLC (HLN LN)	717,666	3,449,152
#	Haleon PLC (HLN US), ADR	45,689	442,726
	Halfords Group PLC	62,839	135,362
	Halma PLC	54,192	1,731,201
	Hargreaves Lansdown PLC	160,874	2,257,678
	Harworth Group PLC	47,742	109,414
	Hays PLC	1,041,288	1,038,268
	Headlam Group PLC	23,382	39,447
	Helical PLC	46,616	119,988
	Henry Boot PLC	43,597	128,053
	Hikma Pharmaceuticals PLC	23,273	557,383
	Hill & Smith PLC	34,274	896,435
	Hilton Food Group PLC	40,665	471,754
	Hiscox Ltd.	129,263	1,797,297
*	Hochschild Mining PLC	190,661	563,128
	Hollywood Bowl Group PLC	92,878	390,473
*Ω	Hostelworld Group PLC	39,268	64,400
	Howden Joinery Group PLC	297,444	3,236,222
	HSBC Holdings PLC (HSBA LN)	52,879	485,325
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	295,612	13,636,582
	Hunting PLC	109,130	421,617
Ω	Ibstock PLC	30,625	79,325
#	IDOX PLC	187,403	144,836
	IG Group Holdings PLC	128,079	1,481,955
	IMI PLC	114,629	2,441,523
	Impax Asset Management Group PLC	39,038	177,358
	Inchcape PLC	228,924	2,117,361
*	Indivior PLC	78,471	696,034
	Informa PLC	204,402	2,135,363

103

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	92,186	$435,303
	Intermediate Capital Group PLC	140,121	3,722,244
*	International Distribution Services PLC	221,617	964,351
	International Workplace Group PLC	183,015	378,248
	Intertek Group PLC	27,381	1,643,724
	Investec PLC	123,387	950,002
*	IP Group PLC	331,705	197,131
	ITV PLC	1,306,017	1,243,733
*	J D Wetherspoon PLC	21,332	169,209
	J Sainsbury PLC	756,370	2,604,027
*	James Fisher & Sons PLC	8,525	37,363
	James Halstead PLC	48,573	122,107
	JD Sports Fashion PLC	863,390	1,384,434
*	John Wood Group PLC	848,004	1,385,690
	Johnson Matthey PLC	61,775	1,188,721
	Jupiter Fund Management PLC	232,206	241,946
*Ω	Just Eat Takeaway.com NV (JET LN)	35,087	400,966
*Ω	Just Eat Takeaway.com NV (TKWY NA)	1,499	17,130
	Just Group PLC	670,745	1,157,034
	Kainos Group PLC	48,598	470,716
	Keller Group PLC	21,231	444,996
	Kier Group PLC	187,414	346,749
	Kingfisher PLC	717,173	2,712,207
	Kitwave Group PLC	22,432	91,836
	Knights Group Holdings PLC	6,242	10,026
	Lancashire Holdings Ltd.	111,632	905,636
	Learning Technologies Group PLC	114,365	133,213
	Legal & General Group PLC	1,464,619	4,108,087
*	Liberty Global PLC, Class C	2	41
	Liontrust Asset Management PLC	34,420	215,903
	London Investment Group PLC	5,154	25,402
		Shares	Value»
UNITED KINGDOM — (Continued)
	LSL Property Services PLC	32,720	$127,310
Ω	Luceco PLC	33,081	56,526
	M&C Saatchi PLC	5,549	14,723
	M&G PLC	1,304,539	3,268,194
	Macfarlane Group PLC	58,171	83,908
	Man Group PLC	626,694	1,603,832
	Marks & Spencer Group PLC	1,047,788	5,083,757
	Marshalls PLC	83,304	364,193
*	McBride PLC	108,739	155,296
	Mears Group PLC	53,409	234,259
	Melrose Industries PLC	182,403	1,117,106
#*	Metro Bank Holdings PLC	30,646	30,951
#	Midwich Group PLC	19,992	73,028
*	Mitchells & Butlers PLC	97,664	315,790
	MJ Gleeson PLC	12,606	98,605
	Mondi PLC	58,170	941,965
	MONY Group PLC	367,641	890,371
*	Moonpig Group PLC	94,245	304,766
	Morgan Sindall Group PLC	30,154	1,456,829
	Mortgage Advice Bureau Holdings Ltd.	5,132	52,290
#	N Brown Group PLC	30,728	15,542
	National Grid PLC (NG LN)	181,779	2,282,443
#	National Grid PLC (NGG US), Sponsored ADR	54,344	3,455,735
	NatWest Group PLC (NWG LN)	851,667	4,035,413
	NCC Group PLC	111,566	222,005
	Next 15 Group PLC	58,483	303,991
	Next PLC	29,404	3,720,034
*	Nexxen International Ltd. (NEXN LN)	1,199	4,694
*	Nexxen International Ltd. (NEXN US), ADR	5,294	41,823
	Ninety One PLC	151,910	325,208
	Norcros PLC	14,489	51,134
*	Ocado Group PLC	94,294	424,717
Ω	On the Beach Group PLC	56,112	104,787
	OSB Group PLC	197,310	893,139
	Oxford Instruments PLC	23,145	647,007

104

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Oxford Nanopore Technologies PLC	47,587	$82,935
	Pagegroup PLC	257,436	1,187,274
	Paragon Banking Group PLC	107,844	947,636
	PayPoint PLC	36,753	364,573
	Pearson PLC (PSO US), Sponsored ADR	62,325	909,945
	Pearson PLC (PSON LN)	93,596	1,374,394
	Pennon Group PLC	117,983	827,245
	Persimmon PLC	107,089	2,029,473
	Pets at Home Group PLC	108,116	412,652
	Phoenix Group Holdings PLC	366,312	2,327,054
*	Phoenix Spree Deutschland Ltd.	12,419	29,113
	Pinewood Technologies Group PLC	36,445	155,867
*	Playtech PLC	95,104	890,050
	Plus500 Ltd.	60,436	1,822,803
	Polar Capital Holdings PLC	52,531	323,044
	Pollen Street Group Ltd.	2,757	23,900
	Porvair PLC	5,022	43,480
	PPHE Hotel Group Ltd.	3,969	64,177
	Premier Foods PLC	241,065	583,403
	Prudential PLC (PRU LN)	146,374	1,218,541
	Prudential PLC (PUK US), ADR	46,100	764,338
*	PureTech Health PLC (PRTC LN)	35,409	69,893
	PZ Cussons PLC	23,551	24,573
	QinetiQ Group PLC	157,582	930,206
Ω	Quilter PLC	683,313	1,270,926
*	Rank Group PLC	41,335	46,695
	Rathbones Group PLC	15,992	343,800
	Reach PLC	248,913	297,508
	Reckitt Benckiser Group PLC	128,039	7,767,364
	Record PLC	24,962	19,749
	RELX PLC (REL LN)	28,808	1,321,126
#	RELX PLC (RELX US), Sponsored ADR	397,933	18,392,454
	RELX PLC (REN NA)	26,000	1,201,301
	Renew Holdings PLC	44,466	627,231
		Shares	Value»
UNITED KINGDOM — (Continued)
	Renishaw PLC	1,675	$67,835
*	Renold PLC	60,850	40,225
	Rentokil Initial PLC	198,693	996,599
	RHI Magnesita NV	404	16,729
	Ricardo PLC	9,596	51,712
	Rightmove PLC	673,321	5,127,044
	Rio Tinto PLC (RIO LN)	13,633	881,074
	Rio Tinto PLC (RIO US), Sponsored ADR	1,842	119,527
	Robert Walters PLC	43,280	208,692
*	Rolls-Royce Holdings PLC	1,462,887	10,094,502
	Rotork PLC	332,257	1,289,360
	RS Group PLC	216,991	1,945,392
	RWS Holdings PLC	106,895	204,365
	S&U PLC	2,061	44,604
#	S4 Capital PLC	57,414	27,615
Ω	Sabre Insurance Group PLC	98,893	173,749
	Sage Group PLC	191,600	2,394,573
	Savills PLC	45,287	627,697
	Schroders PLC	232,517	1,030,243
	Secure Trust Bank PLC	5,821	42,585
	Senior PLC	68,446	115,929
	Severfield PLC	101,799	112,499
	Severn Trent PLC	51,820	1,714,320
*	SIG PLC	206,768	61,231
	Sirius Real Estate Ltd.	166,012	192,256
	Smith & Nephew PLC (SN LN)	16,167	201,001
#	Smith & Nephew PLC (SNN US), Sponsored ADR	35,432	888,989
	Smiths Group PLC	79,771	1,574,108
	Smiths News PLC	42,736	31,345
	Softcat PLC	83,716	1,835,361
*	SolGold PLC	203,497	21,936
	Spectris PLC	21,695	706,367
	Speedy Hire PLC	234,031	99,761
	Spirax Group PLC	13,197	1,101,562
Ω	Spire Healthcare Group PLC	94,520	262,341
*	Spirent Communications PLC	166,488	360,068
	SSE PLC	89,617	2,036,402
	SSP Group PLC	160,337	333,039
	St. James's Place PLC	272,508	2,858,773

105

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Standard Chartered PLC	354,982	$4,116,508
	SThree PLC	106,066	482,970
	Strix Group PLC	56,214	45,040
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	14,208	43,209
*	Synthomer PLC	44,112	101,989
	Tatton Asset Management PLC	10,566	93,115
	Taylor Wimpey PLC	1,439,100	2,720,880
	TBC Bank Group PLC	8,191	290,467
	Team Internet Group PLC	64,745	109,010
	Telecom Plus PLC	53,796	1,164,871
	Tesco PLC	1,498,788	6,618,157
*	THG PLC	201,582	121,598
	Topps Tiles PLC	74,684	40,711
	TP ICAP Group PLC	264,848	770,371
*Ω	Trainline PLC	159,231	791,165
	Travis Perkins PLC	138,101	1,437,988
	Treatt PLC	12,756	82,753
*	Tribal Group PLC	2,667	1,676
	Trifast PLC	41,274	43,872
	TT Electronics PLC	65,939	67,480
	Ultimate Products PLC	13,860	25,357
	Unilever PLC (UL US), Sponsored ADR	417,065	25,403,429
	Unilever PLC (ULVR LN)	32,472	1,980,859
	Unilever PLC (UNA NA)	57,621	3,518,432
	United Utilities Group PLC	244,276	3,223,820
	Vanquis Banking Group PLC	102,823	59,899
	Vertu Motors PLC	143,701	125,274
	Victorian Plumbing Group PLC	44,071	63,076
	Victrex PLC	19,624	215,670
*	Videndum PLC	19,343	70,296
*	Vistry Group PLC	78,044	917,155
	Volex PLC	38,975	164,364
	Volution Group PLC	79,713	594,800
	Vp PLC	4,543	34,440
*Ω	Watches of Switzerland Group PLC	152,814	803,355
*	Watkin Jones PLC	139,552	46,845
	Weir Group PLC	50,360	1,356,198
	WH Smith PLC	62,204	1,059,776
		Shares	Value»
UNITED KINGDOM — (Continued)
	Whitbread PLC	23,446	$912,211
	Wickes Group PLC	124,621	258,142
	Wilmington PLC	6,992	35,948
*	Wise PLC, Class A	83,187	758,761
	WPP PLC (WPP LN)	101,516	1,067,027
	WPP PLC (WPP US), Sponsored ADR	24,050	1,262,385
*	Xaar PLC	20,538	22,702
	XPS Pensions Group PLC	68,189	317,470
	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,048	57,335
	Zigup PLC	132,150	602,580
	Zotefoams PLC	9,125	42,353
TOTAL UNITED KINGDOM			438,315,719
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	21,378	138,101
	Newmont Corp., CDI	1,557	72,167
	Noble Corp. PLC	469	15,051
	Smurfit WestRock PLC	60,996	3,141,294
TOTAL UNITED STATES			3,366,613
TOTAL COMMON STOCKS			3,394,635,394
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.912%	13,668	1,005,788
#	Dr. Ing hc F Porsche AG, 3.574%	27,802	1,956,159
	Draegerwerk AG & Co. KGaA, 4.050%	3,515	170,926
	Einhell Germany AG, 1.469%	1,437	103,753
	FUCHS SE, 2.601%	54,384	2,538,208
	Henkel AG & Co. KGaA, 2.328%	46,259	4,005,702
	Jungheinrich AG, 2.998%	24,631	674,211
	Porsche Automobil Holding SE, 6.732%	33,813	1,404,702
#	Sartorius AG, 0.312%	1,862	482,362
	Sixt SE, 6.877%	9,384	586,786
	STO SE & Co. KGaA, 4.132%	1,606	213,036

106

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Villeroy & Boch AG, 6.344%	866	$15,487
	Volkswagen AG, 10.228%	44,605	4,329,485
TOTAL GERMANY			17,486,605
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,124	63
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
ITALY — (0.0%)
*	Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	136,243	0
*	Reply SpA Rights 11/28/2024	7,002	0
		Shares	Value»

ITALY — (Continued)
*	Sesa SpA Rights 11/28/2024	4,115	$0
#*	Webuild SpA Warrants 08/02/2030	1,134	0
SWITZERLAND — (0.0%)
*	GAM Holding AG Rights 11/13/2024	28,717	3,517
TOTAL RIGHTS/WARRANTS			3,580
TOTAL INVESTMENT SECURITIES (Cost $2,576,301,060)			3,412,125,579

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	9,379,045	108,478,038
TOTAL INVESTMENTS — (100.0%)
(Cost $2,684,777,482)			$3,520,603,617
As of October 31, 2024, the value of Rule 144A securities amounted to $77,633,419 or 2.3% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$64,896	$202,410,490	$7,271	$202,482,657
Austria	—	11,711,487	—	11,711,487
Belgium	73,874	31,318,419	—	31,392,293
Canada	345,194,982	10,707	—	345,205,689
Denmark	1,238,196	142,088,842	—	143,327,038
Finland	322,692	69,098,818	—	69,421,510
France	—	287,335,913	—	287,335,913
Germany	1,684,848	239,520,020	—	241,204,868
Hong Kong	—	35,081,372	2,126	35,083,498
Ireland	—	14,396,336	—	14,396,336
Israel	2,848,162	19,068,826	—	21,916,988
Italy	11,912,172	73,859,363	—	85,771,535
Japan	1,520,555	706,276,104	—	707,796,659
Netherlands	50,438,146	122,084,638	—	172,522,784
New Zealand	23,012	10,582,532	—	10,605,544

107

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	$27,105	$23,499,281	—	$23,526,386
Portugal	—	6,590,711	—	6,590,711
Singapore	33,326	24,667,086	—	24,700,412
Spain	860,290	103,222,891	—	104,083,181
Sweden	437,763	134,718,631	—	135,156,394
Switzerland	40,614,595	238,106,584	—	278,721,179
United Kingdom	105,689,717	332,626,002	—	438,315,719
United States	3,141,294	225,319	—	3,366,613
Preferred Stocks
Germany	—	17,486,605	—	17,486,605
Rights/Warrants
Australia	—	63	—	63
Switzerland	—	3,517	—	3,517
Securities Lending Collateral	—	108,478,038	—	108,478,038
Total Investments in Securities	$566,125,625	$2,954,468,595	$9,397˂˃	$3,520,603,617

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
108

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (3.1%)
	AES Brasil Energia SA	96,049	$134,747
*	Allianca Saude e Participacoes SA	5,600	14,782
	Allied Tecnologia SA	18,800	24,683
	Allos SA	46,200	176,779
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	2,878
	Alupar Investimento SA	51,779	262,796
	Ambev SA (ABEV US), ADR	220,998	481,776
	Ambev SA (ABEV3 BZ)	9,200	20,116
*	Ambipar Participacoes e Empreendimentos SA	997	22,300
*	Anima Holding SA	46,900	20,688
	Armac Locacao Logistica E Servicos SA	13,600	17,574
*	Atacadao SA	184,020	238,425
	Auren Energia SA	89,204	158,166
	Azzas 2154 SA	23,782	169,660
	B3 SA - Brasil Bolsa Balcao	631,253	1,159,665
	Banco Bradesco SA (BBDC3 BZ)	184,029	405,565
	Banco BTG Pactual SA	149,192	839,268
	Banco do Brasil SA	254,272	1,158,121
	Banco Santander Brasil SA	40,661	191,316
	BB Seguridade Participacoes SA	95,054	563,494
	Bemobi Mobile Tech SA	13,617	36,322
*	Blau Farmaceutica SA	6,879	17,849
	Boa Safra Sementes SA	10,400	22,398
	Brisanet Participacoes SA	21,500	11,529
*	C&A Modas SA	42,650	96,132
	Caixa Seguridade Participacoes SA	110,588	275,470
	Camil Alimentos SA	37,242	50,894
		Shares	Value»
BRAZIL — (Continued)
	CCR SA	319,957	$678,004
	Centrais Eletricas Brasileiras SA	52,646	345,789
*	Cia Brasileira de Aluminio	17,760	17,880
*	Cia Brasileira de Distribuicao	77,936	40,445
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	2,978	47,320
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	22,350	355,998
	Cia de Saneamento de Minas Gerais Copasa MG	43,700	174,244
	Cia De Sanena Do Parana (SAPR11 BZ)	39,700	185,421
	Cia De Sanena Do Parana (SAPR3 BZ)	21,300	18,975
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	23,090
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	269,425
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	117,192	176,572
*	Cogna Educacao SA	632,876	154,363
	Cosan SA	113,829	232,742
	CPFL Energia SA	41,495	235,221
	CSU Digital SA	7,997	24,485
	Cury Construtora e Incorporadora SA	67,099	283,676
*	CVC Brasil Operadora e Agencia de Viagens SA	65,500	23,227
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,377	494,064

109

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
Ω	Desktop SA	13,800	$31,797
	Dexco SA	98,281	140,768
*	Diagnosticos da America SA	26,313	12,062
	Dimed SA Distribuidora da Medicamentos	22,448	39,336
	Direcional Engenharia SA	21,775	117,823
	EcoRodovias Infraestrutura e Logistica SA	72,209	89,061
	Eletromidia SA	6,317	20,074
*	Embraer SA (EMBR3 BZ)	187,474	1,572,202
	Empreendimentos Pague Menos SA	19,225	9,545
	Energisa SA	89,581	668,654
	Engie Brasil Energia SA	45,896	329,241
	Equatorial Energia SA	218,089	1,211,752
	Eternit SA	10,926	9,998
	Even Construtora e Incorporadora SA	59,880	62,460
	Ez Tec Empreendimentos e Participacoes SA	40,196	97,137
	Fleury SA	94,686	242,740
	Fras-Le SA	12,182	45,981
*	Gafisa SA	13,783	3,672
	Gerdau SA, Sponsored ADR	68,908	214,993
Ω	GPS Participacoes e Empreendimentos SA	61,042	180,141
	Grendene SA	71,121	65,451
*	Grupo Casas Bahia SA	32,327	23,039
	Grupo Mateus SA	96,585	126,644
	Grupo SBF SA	21,476	53,830
	Guararapes Confeccoes SA	19,565	28,734
*Ω	Hapvida Participacoes e Investimentos SA	1,660,697	1,011,201
*	Hidrovias do Brasil SA	64,563	35,180
	Hypera SA	62,805	240,099
		Shares	Value»
BRAZIL — (Continued)
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,700	$15,561
*	International Meal Co. Alimentacao SA, Class A	23,600	5,348
	Iochpe Maxion SA	22,800	40,190
	Irani Papel e Embalagem SA	33,400	43,737
*	IRB-Brasil Resseguros SA	23,648	177,291
	JHSF Participacoes SA	91,696	70,427
	JSL SA	1,648	2,266
	Kepler Weber SA	41,740	73,286
	Klabin SA	429,675	1,550,454
	Lavvi Empreendimentos Imobiliarios SA	12,800	18,776
	Localiza Rent a Car SA	93,543	679,942
	LOG Commercial Properties e Participacoes SA	5,800	22,695
*	Log-in Logistica Intermodal SA	6,000	27,432
	Lojas Quero-Quero SA	59,127	29,457
	Lojas Renner SA	139,869	449,302
*Ω	LWSA SA	91,971	66,024
	M Dias Branco SA	14,332	62,005
*	Magazine Luiza SA	61,363	100,415
	Marcopolo SA	45,600	51,588
Ω	Meliuz SA	18,438	10,908
	Melnick Even Desenvolvimento Imobiliario SA	16,200	9,976
	Mills Locacao Servicos e Logistica SA	41,800	75,922
*	Moura Dubeux Engenharia SA	10,100	28,024
*	Movida Participacoes SA	69,411	72,042
*	MRV Engenharia e Participacoes SA	128,180	153,437
*	Multilaser Industrial SA	59,683	16,725
	Multiplan Empreendimentos Imobiliarios SA	23,149	102,472

110

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Natura & Co. Holding SA	294,848	$699,262
	Neoenergia SA	60,609	200,251
*	Oceanpact Servicos Maritimos SA	15,900	17,273
	Odontoprev SA	106,697	203,025
*	Oncoclinicas do Brasil Servicos Medicos SA	12,800	10,185
	Ouro Fino Saude Animal Participacoes SA	1,600	6,117
	Pet Center Comercio e Participacoes SA	37,800	32,302
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	29,503
	Porto Seguro SA	88,518	584,158
	Positivo Tecnologia SA	30,352	33,655
	Raia Drogasil SA	276,998	1,166,277
Ω	Rede D'Or Sao Luiz SA	46,712	237,238
	Romi SA	10,501	18,347
	Rumo SA	22,700	78,142
	Santos Brasil Participacoes SA	89,891	196,392
*	Sendas Distribuidora SA (ASAI US), ADR	2,192	14,248
*	Sendas Distribuidora SA (ASAI3 BZ)	237,812	308,120
*Ω	Ser Educacional SA	18,800	22,765
*	Serena Energia SA	63,808	91,614
*	Simpar SA	101,351	93,796
	Smartfit Escola de Ginastica e Danca SA	31,045	117,340
	Suzano SA (SUZB3 BZ)	158,959	1,643,512
*	SYN prop e tech SA	20,226	29,565
	Tegma Gestao Logistica SA	19,200	98,044
	Telefonica Brasil SA (VIV US), ADR	18,532	168,827
	Telefonica Brasil SA (VIVT3 BZ)	23,200	211,256
	TIM SA	222,851	639,151
	TOTVS SA	66,708	344,335
	Transmissora Alianca de Energia Eletrica SA	80,252	486,157
		Shares	Value»
BRAZIL — (Continued)
	Tres Tentos Agroindustrial SA	16,800	$33,043
	Trisul SA	40,600	37,152
	Tupy SA	13,700	55,337
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	55,886	202,307
	Ultrapar Participacoes SA (UGPA3 BZ)	257,366	930,024
	Unifique Telecomunicacoes SA	10,600	7,096
	Unipar Carbocloro SA	6,409	49,246
	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,861	21,885
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	105,232
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,110	143,744
	Veste SA Estilo	4,700	8,130
	Vibra Energia SA	517,833	1,998,453
	Vivara Participacoes SA	29,900	132,253
	Vulcabras SA	23,726	67,391
	WEG SA	187,578	1,755,755
	Wilson Sons SA	43,916	120,712
	Wiz Co.	14,000	14,070
	XP, Inc., BDR	2,473	43,245
	YDUQS Participacoes SA	48,164	88,398
*	Zamp SA	40,132	16,661
TOTAL BRAZIL			34,604,642
CHILE — (0.5%)
	Aguas Andinas SA, Class A	1,014,403	289,588
	Banco de Chile (BCH US), ADR	22,937	532,134
	Banco de Chile (CHILE CI)	1,082,723	125,767
	Banco de Credito e Inversiones SA	15,031	439,699

111

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile (BSAC US), ADR	7,781	$152,041
	Banco Santander Chile (BSAN CI)	4,731,162	234,004
	Besalco SA	118,298	71,157
	Camanchaca SA	228,863	8,366
*	CAP SA	10,063	60,340
	Cencosud SA	251,235	517,009
	Cencosud Shopping SA	80,676	132,885
	Cia Cervecerias Unidas SA (CCU CI)	32,794	181,233
	Embotelladora Andina SA, ADR, Class B	10,551	183,693
	Empresa Nacional de Telecomunicaciones SA	39,535	129,065
	Empresas CMPC SA	230,620	367,290
	Empresas Copec SA	47,299	298,426
*	Empresas Hites SA	95,679	7,795
	Enel Americas SA (ENELAM CI)	1,739,674	162,816
	Enel Chile SA (ENELCHIL CI)	2,666,449	141,394
	Enel Chile SA (ENIC US), ADR	11,968	32,792
*	Falabella SA	46,895	167,964
	Forus SA	22,023	40,875
	Grupo Security SA	484,148	132,714
	Instituto de Diagnostico SA	1,346	2,137
	Inversiones Aguas Metropolitanas SA	121,480	90,119
	Inversiones La Construccion SA	7,731	60,217
*	Masisa SA	657,534	11,252
	Multiexport Foods SA	74,232	15,058
	Parque Arauco SA	133,407	218,284
	PAZ Corp. SA	19,614	9,767
	Plaza SA	49,011	79,825
*	Ripley Corp. SA	285,198	81,482
	Salfacorp SA	159,044	94,625
	Sigdo Koppers SA	84,902	91,534
	SMU SA	812,541	125,356
	Sociedad Matriz SAAM SA	1,197,624	128,262
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,568	328,926
		Shares	Value»
CHILE — (Continued)
*	Socovesa SA	15,493	$1,253
	SONDA SA	176,889	64,538
	Vina Concha y Toro SA	102,802	118,769
TOTAL CHILE			5,930,451
CHINA — (26.3%)
*	263 Network Communications Co. Ltd., Class A	42,100	25,307
	360 Security Technology, Inc., Class A	41,400	56,263
	361 Degrees International Ltd.	278,000	143,473
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,500	97,473
Ω	3SBio, Inc.	520,000	390,043
	AAC Technologies Holdings, Inc.	115,000	464,485
*	ABA Chemicals Corp., Class A	20,700	25,687
	Accelink Technologies Co. Ltd., Class A	6,500	41,542
*	ADAMA Ltd., Class A	25,800	26,685
*	Addsino Co. Ltd., Class A	27,000	31,991
	Advanced Fiber Resources Zhuhai Ltd., Class A	5,000	35,786
	Advanced Technology & Materials Co. Ltd., Class A	17,320	26,413
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	27,588
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	66,030
	AECC Aviation Power Co. Ltd., Class A	11,400	68,535
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	15,449
#*	Agile Group Holdings Ltd.	376,000	44,850
*	Agora, Inc., ADR	14,112	39,796

112

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	2,533,000	$1,244,580
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	156,975
#*Ω	AInnovation Technology Group Co. Ltd.	12,400	8,316
	Aisino Corp., Class A	33,000	47,129
	Ajisen China Holdings Ltd.	95,000	10,728
#Ω	AK Medical Holdings Ltd.	112,000	68,859
*Ω	Akeso, Inc.	77,000	620,616
	Alibaba Group Holding Ltd. (9988 HK)	1,210,400	14,805,984
*	Alibaba Health Information Technology Ltd.	712,000	360,071
*	Alibaba Pictures Group Ltd.	5,480,000	341,402
Ω	A-Living Smart City Services Co. Ltd.	146,750	59,276
	All Winner Technology Co. Ltd., Class A	7,900	44,126
	Allmed Medical Products Co. Ltd., Class A	14,300	17,009
*	Alpha Group, Class A	24,400	24,296
	Amlogic Shanghai Co. Ltd., Class A	3,216	31,437
	Amoy Diagnostics Co. Ltd., Class A	7,380	25,055
*	ANE Cayman, Inc.	108,000	116,072
	Angel Yeast Co. Ltd., Class A	13,900	71,153
	Anhui Anfu Battery Technology Co. Ltd., Class A	3,200	13,354
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	47,475
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	36,851
	Anhui Expressway Co. Ltd., Class H	88,000	98,049
		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	34,468	$52,404
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	71,640
	Anhui Heli Co. Ltd., Class A	15,200	38,371
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	43,754
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	21,406
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	8,700	50,070
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	43,873
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	36,242
	Anhui Kouzi Distillery Co. Ltd., Class A	9,100	49,580
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	35,741
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	17,708
	Anhui Xinhua Media Co. Ltd., Class A	24,800	25,847
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	71,889
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	49,155
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,147	24,856
	Anjoy Foods Group Co. Ltd., Class A	4,800	57,827
	Anker Innovations Technology Co. Ltd., Class A	3,120	35,166

113

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ANTA Sports Products Ltd.	203,000	$2,166,656
	Anton Oilfield Services Group	1,062,000	79,180
	Aoshikang Technology Co. Ltd., Class A	7,200	25,526
	Aotecar New Energy Technology Co. Ltd., Class A	45,000	18,324
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	61,463
	ApicHope Pharmaceutical Co. Ltd., Class A	11,200	24,268
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	45,529
Ω	AsiaInfo Technologies Ltd.	97,200	64,131
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	22,398
*	ASR Microelectronics Co. Ltd., Class A	4,399	25,071
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,200	60,722
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	19,277
	Autel Intelligent Technology Corp. Ltd., Class A	11,975	51,377
	Autobio Diagnostics Co. Ltd., Class A	8,800	55,666
	Avary Holding Shenzhen Co. Ltd., Class A	29,500	155,293
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	58,563
	AviChina Industry & Technology Co. Ltd., Class H	736,000	395,329
	Avicopter PLC, Class A	8,800	51,961
		Shares	Value»
CHINA — (Continued)
Ω	BAIC Motor Corp. Ltd., Class H	511,500	$141,260
*	Baidu, Inc. (9888 HK), Class A	119,200	1,360,170
#*	Baidu, Inc. (BIDU US), Sponsored ADR	8,149	743,433
*Ω	Bairong, Inc.	118,500	150,346
	Bank of Beijing Co. Ltd., Class A	86,800	68,991
	Bank of Changsha Co. Ltd., Class A	58,200	69,767
	Bank of Chengdu Co. Ltd., Class A	46,900	101,628
	Bank of China Ltd., Class H	4,939,000	2,344,196
	Bank of Chongqing Co. Ltd., Class H	300,500	218,378
	Bank of Communications Co. Ltd., Class H	1,498,000	1,134,562
	Bank of Guiyang Co. Ltd., Class A	65,936	55,633
	Bank of Hangzhou Co. Ltd., Class A	76,900	149,867
	Bank of Jiangsu Co. Ltd., Class A	132,480	164,171
	Bank of Nanjing Co. Ltd., Class A	74,622	107,599
	Bank of Ningbo Co. Ltd., Class A	52,758	189,681
Ω	Bank of Qingdao Co. Ltd., Class H	274,000	95,949
	Bank of Shanghai Co. Ltd., Class A	70,000	76,313
	Bank of Suzhou Co. Ltd., Class A	33,130	35,579
	Bank of Xi'an Co. Ltd., Class A	53,300	27,158
*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	6,036
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	9,341
	Baowu Magnesium Technology Co. Ltd., Class A	16,940	24,180
	Baoxiniao Holding Co. Ltd., Class A	22,100	12,676
*	Baoye Group Co. Ltd., Class H	66,000	36,840

114

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc. (9991 HK), Class A	14,300	$14,560
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	40,709
*	Be Friends Holding Ltd.	198,000	26,722
	Bear Electric Appliance Co. Ltd., Class A	5,800	36,735
	Befar Group Co. Ltd., Class A	28,200	15,730
	Beibuwan Port Co. Ltd., Class A	31,000	34,965
*	BeiGene Ltd. (6160 HK)	18,000	283,492
#*	BeiGene Ltd. (BGNE US), ADR	1,982	401,632
	Beijing BDStar Navigation Co. Ltd., Class A	5,000	19,894
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	9,757
*	Beijing Capital Development Co. Ltd., Class A	56,800	23,458
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	71,546
	Beijing Career International Co. Ltd., Class A	3,100	8,541
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	36,250	36,983
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	44,672
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	15,190
	Beijing Dahao Technology Corp. Ltd., Class A	7,300	15,293
		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	7,321	$42,846
	Beijing eGOVA Co. Ltd., Class A	18,400	53,102
	Beijing Energy International Holding Co. Ltd.	1,748,000	37,043
	Beijing Enlight Media Co. Ltd., Class A	21,700	27,003
	Beijing Enterprises Holdings Ltd.	144,000	471,793
	Beijing Enterprises Water Group Ltd.	1,268,000	377,532
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	24,109
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	23,678
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,813	30,495
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	85,972
	Beijing Jingyuntong Technology Co. Ltd., Class A	63,900	28,479
	Beijing Kingsoft Office Software, Inc., Class A	1,236	44,685
*	Beijing Leike Defense Technology Co. Ltd., Class A	49,500	35,809
	Beijing North Star Co. Ltd., Class H	198,000	22,097
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	57,920
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	13,108
	Beijing Originwater Technology Co. Ltd., Class A	43,400	30,857

115

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Relpow Technology Co. Ltd., Class A	4,368	$8,252
	Beijing Roborock Technology Co. Ltd., Class A	2,324	77,060
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	16,030
	Beijing Sanyuan Foods Co. Ltd., Class A	36,200	21,974
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	12,800	14,226
	Beijing Shiji Information Technology Co. Ltd., Class A	43,670	47,528
	Beijing Sifang Automation Co. Ltd., Class A	9,500	24,203
	Beijing Sinnet Technology Co. Ltd., Class A	18,800	28,608
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	19,736
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	21,310
	Beijing Strong Biotechnologies, Inc., Class A	12,600	24,368
*	Beijing Teamsun Technology Co. Ltd., Class A	8,100	6,707
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	23,930
	Beijing Tiantan Biological Products Corp. Ltd., Class A	7,200	21,785
	Beijing Tong Ren Tang Co. Ltd., Class A	7,800	43,430
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	86,710
		Shares	Value»
CHINA — (Continued)
	Beijing United Information Technology Co. Ltd., Class A	26,772	$99,622
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	8,131
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	26,820
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,873	48,848
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	23,295
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	28,212
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	29,332
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	91,651
	Bestore Co. Ltd., Class A	14,500	24,984
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,700	32,622
	Bethel Automotive Safety Systems Co. Ltd., Class A	10,360	70,598
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	27,894
	Beyondsoft Corp., Class A	19,400	37,107
	BGI Genomics Co. Ltd., Class A	9,700	62,433

116

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	$42,432
*	Bilibili, Inc., Class Z	27,580	609,354
	Binhai Investment Co. Ltd.	48,774	7,383
	Binjiang Service Group Co. Ltd.	5,000	11,767
	Black Peony Group Co. Ltd., Class A	20,700	14,142
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	3,409	28,795
Ω	Blue Moon Group Holdings Ltd.	274,500	106,619
*	Blue Sail Medical Co. Ltd., Class A	24,900	19,096
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	91,621
	Bluestar Adisseo Co., Class A	9,500	14,701
Ω	BOC Aviation Ltd.	72,700	563,862
	BOC International China Co. Ltd., Class A	34,700	56,537
*	BOE HC SemiTek Corp.	23,000	20,276
	BOE Varitronix Ltd.	97,000	68,541
*	Bohai Leasing Co. Ltd., Class A	149,500	70,034
	Bosideng International Holdings Ltd.	1,644,000	921,865
	Boyaa Interactive International Ltd.	101,000	23,833
	Bright Dairy & Food Co. Ltd., Class A	29,900	35,388
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	28,689
*	Brii Biosciences Ltd.	78,000	10,350
††	Brilliance China Automotive Holdings Ltd.	716,000	231,120
	Bros Eastern Co. Ltd., Class A	27,900	20,852
	B-Soft Co. Ltd., Class A	32,770	26,012
		Shares	Value»
CHINA — (Continued)
	BTG Hotels Group Co. Ltd., Class A	10,500	$20,495
	BYD Co. Ltd., Class H	64,000	2,311,591
	BYD Electronic International Co. Ltd.	248,500	1,064,926
	By-health Co. Ltd., Class A	27,500	49,200
*	C C Land Holdings Ltd.	321,000	49,579
	C&D International Investment Group Ltd.	238,456	451,229
	C&D Property Management Group Co. Ltd.	252,000	82,075
	Cabbeen Fashion Ltd.	40,000	6,917
	Caitong Securities Co. Ltd., Class A	53,950	62,709
*	Cambricon Technologies Corp. Ltd., Class A	279	17,769
	Camel Group Co. Ltd., Class A	34,000	40,895
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	26,391
	Canmax Technologies Co. Ltd., Class A	11,570	38,319
	Canny Elevator Co. Ltd., Class A	12,500	11,126
	Castech, Inc., Class A	10,560	46,092
	CECEP Solar Energy Co. Ltd., Class A	83,300	60,672
	CECEP Wind-Power Corp., Class A	260,430	122,043
	Central China Land Media Co. Ltd., Class A	16,200	24,597
	Central China Securities Co. Ltd., Class H	402,000	95,838
*	CETC Chips Technology, Inc., Class A	12,300	26,082
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	38,740

117

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CETC Digital Technology Co. Ltd., Class A	13,230	$44,863
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	25,341
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	22,701
Ω	CGN Power Co. Ltd., Class H	1,287,000	462,597
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	14,568
	Changchun High-Tech Industry Group Co. Ltd., Class A	3,700	54,237
	Changchun UP Optotech Co. Ltd., Class A	5,900	35,490
	Changjiang Publishing & Media Co. Ltd., Class A	20,000	23,349
	Changjiang Securities Co. Ltd., Class A	39,100	38,832
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	25,362
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	48,217
*	Chanjet Information Technology Co. Ltd., Class H	26,100	14,076
	Chaoju Eye Care Holdings Ltd.	46,000	16,893
	Chaowei Power Holdings Ltd.	107,000	19,694
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	74,155
Ω	Cheerwin Group Ltd.	105,500	27,461
*	Chen Lin Education Group Holdings Ltd.	66,000	11,987
	Cheng De Lolo Co. Ltd., Class A	40,100	49,005
		Shares	Value»
CHINA — (Continued)
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	$12,301
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	19,638
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	17,283
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,600	20,428
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	10,189
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	8,509
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	35,481
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	28,022
	Chenguang Biotech Group Co. Ltd., Class A	10,000	12,500
	Chengxin Lithium Group Co. Ltd., Class A	17,800	36,454
	Chengzhi Co. Ltd., Class A	35,500	39,918
	Chervon Holdings Ltd.	13,500	35,551
	Chifeng Jilong Gold Mining Co. Ltd., Class A	48,000	127,043
	China Aircraft Leasing Group Holdings Ltd.	117,000	48,121
	China Animal Husbandry Industry Co. Ltd., Class A	27,400	26,558
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	38,944
	China Baoan Group Co. Ltd., Class A	33,400	50,942

118

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Bester Group Telecom Co. Ltd., Class A	6,370	$22,807
	China BlueChemical Ltd., Class H	454,000	117,999
*Ω	China Bohai Bank Co. Ltd., Class H	531,500	67,671
	China CAMC Engineering Co. Ltd., Class A	19,900	22,438
	China CITIC Bank Corp. Ltd., Class H	1,486,000	926,143
	China Communications Services Corp. Ltd., Class H	760,000	408,309
	China Conch Environment Protection Holdings Ltd.	330,500	35,562
	China Conch Venture Holdings Ltd.	448,000	414,984
	China Construction Bank Corp., Class H	8,901,000	6,909,281
	China CSSC Holdings Ltd., Class A	25,400	131,138
	China CYTS Tours Holding Co. Ltd., Class A	14,200	20,248
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	198,581
	China Design Group Co. Ltd., Class A	16,900	22,284
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	128,253
	China Dongxiang Group Co. Ltd.	754,000	34,380
#Ω	China East Education Holdings Ltd.	115,000	42,237
	China Electronics Huada Technology Co. Ltd.	214,000	38,263
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	25,858
		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	828,000	$111,697
	China Everbright Bank Co. Ltd., Class H	693,000	234,247
	China Everbright Ltd.	442,000	287,553
Ω	China Feihe Ltd.	1,050,000	792,481
*	China Film Co. Ltd., Class A	28,300	45,654
*	China First Heavy Industries Co. Ltd., Class A	28,300	12,692
	China Foods Ltd.	296,000	95,095
	China Galaxy Securities Co. Ltd., Class H	924,000	822,525
	China Gas Holdings Ltd.	900,800	773,565
#*	China Gold International Resources Corp. Ltd. (2099 HK)	58,900	274,913
	China Great Wall Securities Co. Ltd., Class A	30,800	36,986
*	China Greatwall Technology Group Co. Ltd., Class A	21,800	48,501
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	49,437
	China Harmony Auto Holding Ltd.	245,500	15,459
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	16,785
*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	8,005
#Ω	China International Capital Corp. Ltd., Class H	337,200	609,422
	China International Marine Containers Group Co. Ltd., Class H	215,490	169,679

119

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Isotope & Radiation Corp.	15,600	$22,624
	China Jinmao Holdings Group Ltd.	1,797,470	279,042
	China Jushi Co. Ltd., Class A	54,771	87,034
	China Leadshine Technology Co. Ltd., Class A	8,500	29,480
	China Lesso Group Holdings Ltd.	209,000	104,110
	China Life Insurance Co. Ltd., Class H	414,000	877,573
	China Lilang Ltd.	145,000	71,648
*Ω	China Literature Ltd.	133,800	483,095
	China Medical System Holdings Ltd.	649,000	649,163
	China Meheco Group Co. Ltd., Class A	41,620	66,561
	China Meidong Auto Holdings Ltd.	202,000	58,317
	China Mengniu Dairy Co. Ltd.	580,000	1,298,886
	China Merchants Bank Co. Ltd., Class H	578,000	2,828,457
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	30,800	50,312
	China Merchants Land Ltd.	606,000	23,468
	China Merchants Port Holdings Co. Ltd.	350,846	576,972
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	41,551
Ω	China Merchants Securities Co. Ltd., Class H	66,540	113,162
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	52,700	83,760
	China Minsheng Banking Corp. Ltd., Class H	864,000	320,906
		Shares	Value»
CHINA — (Continued)
	China National Accord Medicines Corp. Ltd., Class A	22,490	$88,097
	China National Chemical Engineering Co. Ltd., Class A	61,400	69,821
	China National Gold Group Gold Jewellery Co. Ltd., Class A	19,900	24,717
	China National Medicines Corp. Ltd., Class A	12,300	54,639
	China National Nuclear Power Co. Ltd., Class A	299,600	423,305
*	China National Software & Service Co. Ltd., Class A	6,591	42,064
Ω	China New Higher Education Group Ltd.	146,000	33,575
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	22,198
	China Nonferrous Mining Corp. Ltd.	597,000	423,311
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	49,519
*	China Nuclear Energy Technology Corp. Ltd.	326,000	16,525
	China Oilfield Services Ltd., Class H	638,000	596,956
	China Overseas Grand Oceans Group Ltd.	757,638	199,594
	China Overseas Land & Investment Ltd.	542,000	1,035,663
	China Pacific Insurance Group Co. Ltd., Class H	706,400	2,453,223

120

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Publishing & Media Co. Ltd., Class A	22,400	$21,572
	China Railway Group Ltd., Class H	707,000	352,806
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	31,302
*	China Railway Materials Co. Ltd., Class A	108,000	42,460
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	191,255
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	24,250
*	China Rare Earth Holdings Ltd.	436,000	23,443
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	26,436
	China Reinsurance Group Corp., Class H	1,874,000	223,230
	China Resources Beer Holdings Co. Ltd.	333,000	1,233,530
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	18,294
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	51,036
	China Resources Gas Group Ltd.	448,700	1,730,020
	China Resources Land Ltd.	532,000	1,773,387
	China Resources Medical Holdings Co. Ltd.	205,500	102,503
Ω	China Resources Mixc Lifestyle Services Ltd.	187,200	772,278
		Shares	Value»
CHINA — (Continued)
Ω	China Resources Pharmaceutical Group Ltd.	606,000	$428,640
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,450	53,514
#*	China Ruyi Holdings Ltd.	1,924,000	472,436
	China Science Publishing & Media Ltd., Class A	7,400	22,125
	China Shineway Pharmaceutical Group Ltd.	93,000	110,232
*	China Silver Group Ltd.	494,000	19,948
	China South Publishing & Media Group Co. Ltd., Class A	33,100	56,262
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	26,692
	China State Construction Engineering Corp. Ltd., Class A	366,183	310,151
	China State Construction International Holdings Ltd.	580,000	851,292
	China Suntien Green Energy Corp. Ltd., Class H	693,000	315,276
	China Taiping Insurance Holdings Co. Ltd.	527,200	908,075
	China Testing & Certification International Group Co. Ltd., Class A	12,381	11,893
	China Tianying, Inc., Class A	55,800	38,524
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	15,400	105,158

121

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	5,241	$50,000
Ω	China Tower Corp. Ltd., Class H	10,216,000	1,378,454
	China TransInfo Technology Co. Ltd., Class A	40,500	58,371
	China Travel International Investment Hong Kong Ltd.	264,000	34,628
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	31,776
*	China Union Holdings Ltd., Class A	17,000	11,190
*	China Vanke Co. Ltd., Class H	512,804	488,221
*††	China Vered Financial Holding Corp. Ltd.	3,170,000	22,511
	China Wafer Level CSP Co. Ltd., Class A	8,900	35,078
	China Water Affairs Group Ltd.	204,000	124,314
	China West Construction Group Co. Ltd., Class A	25,800	26,904
	China World Trade Center Co. Ltd., Class A	4,000	12,899
	China Yangtze Power Co. Ltd., Class A	207,597	804,820
	China Yongda Automobiles Services Holdings Ltd.	372,000	76,743
*	China ZhengTong Auto Services Holdings Ltd.	225,500	3,495
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	33,305
	China Zheshang Bank Co. Ltd., Class H	568,800	157,979
#††	China Zhongwang Holdings Ltd.	437,200	17,715
	Shares	Value»
CHINA — (Continued)
Chinasoft International Ltd.	804,000	$588,039
Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	31,075
Chongqing Brewery Co. Ltd., Class A	6,466	52,808
Chongqing Changan Automobile Co. Ltd., Class A	51,700	96,235
Chongqing Chuanyi Automation Co. Ltd., Class A	15,510	45,112
Chongqing Department Store Co. Ltd., Class A	5,700	17,672
Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	107,728
Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	39,696
Chongqing Gas Group Corp. Ltd., Class A	21,600	18,333
Chongqing Machinery & Electric Co. Ltd., Class H	328,000	27,042
Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	390,480
Chongqing Taiji Industry Group Co. Ltd., Class A	19,500	70,382
Chongqing Zhifei Biological Products Co. Ltd., Class A	22,650	90,416
Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	80,455
Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	46,228
CIG Shanghai Co. Ltd., Class A	4,700	24,420
CIMC Enric Holdings Ltd.	154,000	129,967
Cisen Pharmaceutical Co. Ltd., Class A	10,900	21,410

122

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Heavy Industries Co. Ltd., Class A	35,000	$21,722
	CITIC Securities Co. Ltd., Class H	175,850	485,670
*	Citychamp Watch & Jewellery Group Ltd.	440,000	53,223
*Ω	Cloud Music, Inc.	5,200	83,218
*	ClouDr Group Ltd.	51,500	8,548
#*	CMGE Technology Group Ltd.	562,000	56,725
	CMOC Group Ltd., Class H	819,000	677,939
	CMST Development Co. Ltd., Class A	59,100	43,632
	CNGR Advanced Material Co. Ltd., Class A	10,500	56,622
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	42,353
	CNOOC Energy Technology & Services Ltd., Class A	70,800	43,431
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	41,409
*	COFCO Biotechnology Co. Ltd., Class A	39,000	31,976
	COFCO Sugar Holding Co. Ltd., Class A	17,500	24,040
	Cofoe Medical Technology Co. Ltd., Class A	5,200	27,682
*	COL Group Co. Ltd., Class A	6,900	29,057
*	Comba Telecom Systems Holdings Ltd.	530,000	75,802
	Concord New Energy Group Ltd.	2,630,000	179,456
	Consun Pharmaceutical Group Ltd.	80,000	85,257
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	1,220,296
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	$74,613
	COSCO SHIPPING Holdings Co. Ltd., Class H	419,050	620,586
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	118,089
	COSCO SHIPPING Ports Ltd.	228,799	130,840
*	CPMC Holdings Ltd.	269,000	234,734
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	46,172
*	Crazy Sports Group Ltd.	1,092,000	16,798
	CRRC Corp. Ltd., Class H	583,000	377,358
Ω	CSC Financial Co. Ltd., Class H	97,000	115,680
	CSG Holding Co. Ltd., Class A	66,910	51,828
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	6,400	22,995
	CSSC Hong Kong Shipping Co. Ltd.	542,000	114,680
	CTS International Logistics Corp. Ltd., Class A	33,000	28,725
	Cybrid Technologies, Inc., Class A	13,100	23,210
	Daan Gene Co. Ltd., Class A	29,780	25,881
	Dajin Heavy Industry Co. Ltd., Class A	7,000	23,245
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	19,732
	Dalipal Holdings Ltd.	30,000	15,463
	Daqin Railway Co. Ltd., Class A	60,100	55,025
	Dashang Co. Ltd., Class A	8,140	20,777
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	44,216	90,091
*	Datang Telecom Technology Co. Ltd., Class A	14,800	33,633

123

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	DBG Technology Co. Ltd., Class A	7,300	$37,829
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	49,345
	Deppon Logistics Co. Ltd., Class A	7,400	14,877
*	Dezhan Healthcare Co. Ltd., Class A	57,500	24,340
	DHC Software Co. Ltd., Class A	56,800	58,398
	Dian Diagnostics Group Co. Ltd., Class A	26,300	47,041
	Digital China Group Co. Ltd., Class A	11,648	57,603
#	Digital China Holdings Ltd.	260,000	93,005
	Digital China Information Service Group Co. Ltd., Class A	17,500	30,156
	Do-Fluoride New Materials Co. Ltd., Class A	32,200	54,985
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	30,646
	Dongfang Electric Corp. Ltd., Class H	102,000	133,867
	Dongfang Electronics Co. Ltd., Class A	28,400	45,876
	DongFeng Automobile Co. Ltd., Class A	26,300	24,277
*	Dongfeng Motor Group Co. Ltd., Class H	430,000	132,579
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	11,982
	Dongguan Development Holdings Co. Ltd., Class A	19,700	29,869
	Dongxing Securities Co. Ltd., Class A	50,235	77,680
	Dongyue Group Ltd.	203,000	165,455
#*	DouYu International Holdings Ltd., ADR	4,502	48,711
		Shares	Value»
CHINA — (Continued)
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	$60,906
	Eaglerise Electric & Electronic China Co. Ltd., Class A	8,100	19,294
#*Ω	East Buy Holding Ltd.	60,500	115,502
	East Money Information Co. Ltd., Class A	63,255	205,946
	Eastern Communications Co. Ltd., Class A	14,800	26,188
	Easyhome New Retail Group Co. Ltd., Class A	91,000	36,043
	Ecovacs Robotics Co. Ltd., Class A	7,900	57,932
	Edan Instruments, Inc., Class A	12,500	18,274
	Edifier Technology Co. Ltd., Class A	15,400	32,494
	EEKA Fashion Holdings Ltd.	64,000	69,139
	Electric Connector Technology Co. Ltd., Class A	6,000	37,815
*	Elion Energy Co. Ltd., Class A	87,620	4,679
	ENN Energy Holdings Ltd.	295,000	2,078,360
	Eoptolink Technology, Inc. Ltd., Class A	6,671	120,948
	Era Co. Ltd., Class A	28,400	17,986
	Espressif Systems Shanghai Co. Ltd., Class A	1,645	29,234
	Essex Bio-technology Ltd.	88,000	30,344
	Estun Automation Co. Ltd., Class A	7,800	16,613
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	85,078
	EVA Precision Industrial Holdings Ltd.	320,000	27,945
	Eve Energy Co. Ltd., Class A	7,300	49,833

124

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ever Sunshine Services Group Ltd.	406,000	$131,111
Ω	Everbright Securities Co. Ltd., Class H	64,400	62,962
	Excellence Commercial Property & Facilities Management Group Ltd.	51,000	9,253
	Explosive Co. Ltd., Class A	14,500	25,127
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	26,560
	Fangda Carbon New Material Co. Ltd., Class A	44,220	32,878
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	49,138
*	Fanhua, Inc., Sponsored ADR	11,175	13,466
	Far East Smarter Energy Co. Ltd., Class A	45,000	33,391
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	19,684
	FAW Jiefang Group Co. Ltd., Class A	30,600	37,067
	FAWER Automotive Parts Co. Ltd., Class A	49,400	36,752
	Fibocom Wireless, Inc., Class A	28,440	65,436
*	FIH Mobile Ltd.	986,000	113,620
*	Financial Street Holdings Co. Ltd., Class A	51,600	25,945
	Financial Street Property Co. Ltd., Class H	13,000	3,659
	FinVolution Group, ADR	52,068	315,532
	First Capital Securities Co. Ltd., Class A	38,800	46,835
	First Tractor Co. Ltd., Class H	64,000	57,222
	Focus Lightings Tech Co. Ltd., Class A	17,200	28,954
		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co. Ltd., Class A	195,000	$197,669
	Focuslight Technologies, Inc., Class A	2,433	27,158
	Foryou Corp., Class A	10,500	43,817
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	36,277	223,336
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	12,244
*	Foshan Yowant Technology Co. Ltd., Class A	13,800	11,356
*	Founder Holdings Ltd.	332,000	36,491
	Founder Securities Co. Ltd., Class A	49,800	60,559
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	365,910
	Fu Shou Yuan International Group Ltd.	359,000	182,321
	Fujian Apex Software Co. Ltd., Class A	5,700	31,385
	Fujian Boss Software Development Co. Ltd., Class A	14,940	35,705
	Fujian Foxit Software Development JSC Ltd., Class A	2,807	27,718
	Fujian Longking Co. Ltd., Class A	16,500	31,255
	Fujian Star-net Communication Co. Ltd., Class A	17,900	44,020
*	Fulin Precision Co. Ltd., Class A	20,600	37,212
*	Fullshare Holdings Ltd.	95,550	7,154
	Fushun Special Steel Co. Ltd., Class A	23,800	23,452
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	42,688
Ω	Ganfeng Lithium Group Co. Ltd., Class H	97,360	267,092

125

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	$37,599
	Gansu Yasheng Industrial Group Co. Ltd., Class A	58,800	23,654
	Gaona Aero Material Co. Ltd., Class A	6,240	15,072
	Gaush Meditech Ltd.	4,200	5,893
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,900	83,088
	GCL Energy Technology Co. Ltd., Class A	44,100	50,480
*	GCL New Energy Holdings Ltd.	206,000	12,426
*	GCL System Integration Technology Co. Ltd., Class A	67,200	25,533
	Geely Automobile Holdings Ltd.	1,435,000	2,522,584
	GEM Co. Ltd., Class A	42,600	41,766
	Gemdale Corp., Class A	68,000	58,590
	Gemdale Properties & Investment Corp. Ltd.	1,966,000	72,195
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	153,517
*	Genimous Technology Co. Ltd., Class A	36,800	60,156
	Geovis Technology Co. Ltd., Class A	4,358	25,386
	Getein Biotech, Inc., Class A	9,212	10,985
	GF Securities Co. Ltd., Class H	260,600	370,213
Ω	Giant Biogene Holding Co. Ltd.	79,400	538,518
	Giant Network Group Co. Ltd., Class A	36,500	63,859
*	GigaDevice Semiconductor, Inc., Class A	3,560	44,927
	Ginlong Technologies Co. Ltd., Class A	5,350	54,308
		Shares	Value»
CHINA — (Continued)
	Glarun Technology Co. Ltd., Class A	17,900	$45,460
*	Global New Material International Holdings Ltd.	45,000	21,237
	GoerTek, Inc., Class A	20,300	66,644
	Goke Microelectronics Co. Ltd., Class A	3,000	30,079
	Goldcard Smart Group Co. Ltd., Class A	5,100	9,930
	Goldenmax International Group Ltd., Class A	29,400	34,744
††	Goldpac Group Ltd.	147,000	19,641
	Goldwind Science & Technology Co. Ltd., Class H	225,556	191,600
*	GOME Retail Holdings Ltd.	549,000	1,822
	Goneo Group Co. Ltd., Class A	2,320	23,771
*	Goodbaby International Holdings Ltd.	121,000	13,220
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	7,336	54,789
*	Gosuncn Technology Group Co. Ltd., Class A	49,200	38,747
	Gotion High-tech Co. Ltd., Class A	10,400	33,225
	Grand Pharmaceutical Group Ltd., Class L	149,000	87,328
	Grandblue Environment Co. Ltd., Class A	10,000	31,054
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	32,931
	Great Wall Motor Co. Ltd., Class H	196,000	311,675
	Greatview Aseptic Packaging Co. Ltd.	325,000	100,886

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	$165,296
*	Gree Real Estate Co. Ltd., Class A	23,500	23,768
	Greentown China Holdings Ltd.	476,000	630,497
Ω	Greentown Management Holdings Co. Ltd.	283,000	126,755
	Greentown Service Group Co. Ltd.	514,000	270,088
	GRG Banking Equipment Co. Ltd., Class A	51,100	88,326
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	9,531
	Grinm Advanced Materials Co. Ltd., Class A	16,100	25,957
	Guangdong Advertising Group Co. Ltd., Class A	52,400	48,763
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	28,568
	Guangdong Construction Engineering Group Co. Ltd., Class A	91,300	48,563
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	27,551
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	31,409
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	12,700
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	29,567
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	9,800	4,633
		Shares	Value»
CHINA — (Continued)
	Guangdong Haid Group Co. Ltd., Class A	12,200	$75,255
	Guangdong Hongda Holdings Group Co. Ltd., Class A	15,000	53,026
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	15,700	26,516
	Guangdong Investment Ltd.	384,000	244,446
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	25,504
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	73,423
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	23,411
	Guangdong South New Media Co. Ltd., Class A	6,900	38,496
*	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	36,525
	Guangdong Vanward New Electric Co. Ltd., Class A	17,500	23,106
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	39,040
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	26,782
	Guangshen Railway Co. Ltd., Class H	236,000	65,541
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	11,100	27,823
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	99,002

127

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	$24,154
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	16,849
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	105,441
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	42,912
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	160,219
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	10,300	48,994
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	61,843
	Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	7,200
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	19,933
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	45,575
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	27,353
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,100	61,255
	Guangzhou Sie Consulting Co. Ltd., Class A	12,500	33,304
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,580	62,770
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	38,737
		Shares	Value»
CHINA — (Continued)
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	$49,844
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	13,675
	Guilin Layn Natural Ingredients Corp., Class A	22,400	25,691
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	18,555
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,300	22,022
	Guizhou Tyre Co. Ltd., Class A	35,000	24,353
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	31,211
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	7,173
*	Guoguang Electric Co. Ltd., Class A	13,500	25,141
	Guomai Technologies, Inc., Class A	11,900	13,992
	Guosen Securities Co. Ltd., Class A	27,640	44,826
Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	64,464
	Guoyuan Securities Co. Ltd., Class A	20,000	23,811
#	Gushengtang Holdings Ltd.	23,900	112,313
	H World Group Ltd. (1179 HK)	255,300	939,708
Ω	Haidilao International Holding Ltd.	208,000	419,519
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	151,236
	Haier Smart Home Co. Ltd. (6690 HK), Class H	436,399	1,583,790
	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,700	19,111

128

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hainan Haide Capital Management Co. Ltd., Class A	41,491	$49,051
*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	52,694
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	28,003
	Haitian International Holdings Ltd.	161,000	445,323
	Haitong Securities Co. Ltd., Class H	438,000	364,812
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	46,844
	Hand Enterprise Solutions Co. Ltd., Class A	25,700	34,208
	Hangcha Group Co. Ltd., Class A	22,947	56,872
	Hangjin Technology Co. Ltd., Class A	12,400	31,414
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	12,547
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	44,213
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	38,756
	Hangzhou Dptech Technologies Co. Ltd., Class A	12,900	41,911
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	23,084
	Hangzhou Great Star Industrial Co. Ltd., Class A	17,400	70,078
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	23,075
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	21,307
		Shares	Value»
CHINA — (Continued)
	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	$20,461
	Hangzhou Onechance Tech Corp., Class A	4,960	14,513
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	56,222
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	61,521
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	30,061
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	11,500	50,012
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	18,869
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	23,900	107,908
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,500	30,778
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	419,679
	Haohua Chemical Science & Technology Co. Ltd., Class A	13,050	59,121
*Ω	Harbin Bank Co. Ltd., Class H	462,000	21,641
	Harbin Boshi Automation Co. Ltd., Class A	11,300	23,455
	Harbin Electric Co. Ltd., Class H	160,000	52,903
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	25,051
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	34,421
	HBIS Resources Co. Ltd., Class A	30,300	62,483

129

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	HBM Holdings Ltd.	147,000	$22,884
	Health & Happiness H&H International Holdings Ltd.	100,500	131,971
*	Healthcare Co. Ltd., Class A	5,800	5,175
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	71,649
*	Hebei Construction Group Corp. Ltd., Class H	143,000	12,186
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	54,830
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	42,937
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	37,051
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	9,900	15,812
	Helens International Holdings Co. Ltd.	10,000	2,944
	Hello Group, Inc., Sponsored ADR	71,942	508,630
	Henan Lingrui Pharmaceutical Co., Class A	21,600	65,135
	Henan Pinggao Electric Co. Ltd., Class A	29,800	76,298
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	32,516
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	36,988
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	26,299
*	Henan Zhongfu Industry Co. Ltd., Class A	90,100	36,747
		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	$23,097
*	Hengdeli Holdings Ltd.	190,780	3,215
	Hengli Petrochemical Co. Ltd., Class A	59,100	114,141
	Hengtong Optic-electric Co. Ltd., Class A	27,000	65,745
	Hengyi Petrochemical Co. Ltd., Class A	28,034	25,166
*	Hesai Group, ADR	25,706	115,677
	Hesteel Co. Ltd., Class A	100,275	31,133
	Hexing Electrical Co. Ltd., Class A	5,200	28,225
*	Hi Sun Technology China Ltd.	693,000	37,426
	Hisense Home Appliances Group Co. Ltd., Class H	124,000	392,868
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	129,785
	HLA Group Corp. Ltd., Class A	30,700	24,567
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,100	27,068
*	HNA Technology Co. Ltd., Class A	21,200	8,374
	Homeland Interactive Technology Ltd.	104,000	19,325
	Hongfa Technology Co. Ltd., Class A	14,980	63,797
*	Honghua Group Ltd.	1,048,000	19,558
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	58,400	26,932
	Hongta Securities Co. Ltd., Class A	18,800	22,450
*	Hopson Development Holdings Ltd.	342,846	153,558
	Hoymiles Power Electronics, Inc., Class A	1,130	22,939
	Hoyuan Green Energy Co. Ltd., Class A	12,378	41,421

130

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Hua Hong Semiconductor Ltd.	104,000	$290,877
	Huaan Securities Co. Ltd., Class A	48,480	41,933
	Huada Automotive Technology Corp. Ltd., Class A	5,500	24,715
	Huadian Heavy Industries Co. Ltd., Class A	12,900	10,847
	Huadong Medicine Co. Ltd., Class A	19,000	88,239
	Huafon Chemical Co. Ltd., Class A	111,602	127,197
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	57,783
*	Huafu Fashion Co. Ltd., Class A	29,500	16,235
	Huagong Tech Co. Ltd., Class A	6,800	37,514
	Huaihe Energy Group Co. Ltd., Class A	68,500	36,032
	Hualan Biological Engineering, Inc., Class A	18,900	43,798
	Huangshan Novel Co. Ltd., Class A	15,600	22,623
	Huangshan Tourism Development Co. Ltd., Class A	12,700	20,188
	Huapont Life Sciences Co. Ltd., Class A	52,633	34,087
Ω	Huatai Securities Co. Ltd., Class H	247,400	418,766
	Huaxi Securities Co. Ltd., Class A	35,340	41,963
	Huaxia Bank Co. Ltd., Class A	61,108	60,732
	Huayu Automotive Systems Co. Ltd., Class A	23,200	49,222
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	168,300	84,773
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,100	19,770
*	Hubei Dinglong Co. Ltd., Class A	11,600	44,023
		Shares	Value»
CHINA — (Continued)
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,050	$23,883
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	66,214
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	94,657
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	25,457
	Huishang Bank Corp. Ltd., Class H	60,000	18,299
*Ω	Huitongda Network Co. Ltd., Class H	4,100	10,529
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	83,764
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	82,347
	Hunan Aihua Group Co. Ltd., Class A	8,100	16,532
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	17,248
	Hunan Gold Corp. Ltd., Class A	17,500	40,971
*	Hunan Silver Co. Ltd., Class A	47,998	24,170
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	58,226
	Hunan Valin Steel Co. Ltd., Class A	78,100	51,519
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	13,280
	Hundsun Technologies, Inc., Class A	9,457	35,571
	HUYA, Inc., ADR	32,142	111,211
*Ω	Hygeia Healthcare Holdings Co. Ltd.	79,600	180,003
	Hymson Laser Technology Group Co. Ltd., Class A	5,288	28,043
*	Hytera Communications Corp. Ltd., Class A	32,700	130,351

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	HyUnion Holding Co. Ltd., Class A	18,400	$17,067
*	IAT Automobile Technology Co. Ltd., Class A	12,200	20,158
#*Ω	iDreamSky Technology Holdings Ltd.	154,000	41,074
	IEIT Systems Co. Ltd., Class A	7,900	51,651
	Iflytek Co. Ltd., Class A	11,350	73,107
*	I-Mab, Sponsored ADR	9,306	9,957
*Ω	IMAX China Holding, Inc.	28,200	29,883
	Imeik Technology Development Co. Ltd., Class A	3,860	115,330
	Industrial & Commercial Bank of China Ltd., Class H	3,816,000	2,289,051
	Industrial Bank Co. Ltd., Class A	191,400	491,998
	Industrial Securities Co. Ltd., Class A	78,757	72,293
	Infore Environment Technology Group Co. Ltd., Class A	78,200	53,055
*Ω	Ingdan, Inc.	144,000	27,381
	Ingenic Semiconductor Co. Ltd., Class A	1,600	16,372
	Inkeverse Group Ltd.	149,000	19,154
	Inmyshow Digital Technology Group Co. Ltd., Class A	41,300	27,306
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	29,603
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,400	40,216
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	33,751
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	190,122
		Shares	Value»
CHINA — (Continued)
*Ω	InnoCare Pharma Ltd.	102,000	$86,771
*Ω	Innovent Biologics, Inc.	105,500	458,627
	Inspur Digital Enterprise Technology Ltd.	162,000	67,726
	Intron Technology Holdings Ltd.	155,000	23,894
#*	iQIYI, Inc., ADR	185,887	485,165
	iRay Technology Co. Ltd., Class A	1,526	25,195
	IReader Technology Co. Ltd., Class A	11,800	32,580
	IVD Medical Holding Ltd.	192,000	40,163
	JA Solar Technology Co. Ltd., Class A	21,920	59,643
	Jade Bird Fire Co. Ltd., Class A	24,080	35,609
	Jafron Biomedical Co. Ltd., Class A	10,600	46,524
	Jangho Group Co. Ltd., Class A	32,300	25,946
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	44,607
	JCET Group Co. Ltd., Class A	38,800	216,441
*Ω	JD Health International, Inc.	330,150	1,181,722
*Ω	JD Logistics, Inc.	388,500	790,551
	JD.com, Inc. (9618 HK), Class A	190,028	3,853,621
	JD.com, Inc. (JD US), ADR	7,708	313,099
	Jiajiayue Group Co. Ltd., Class A	9,900	15,357
	Jiangling Motors Corp. Ltd., Class A	11,000	39,565
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	10,908
	Jiangsu Azure Corp., Class A	25,600	33,406
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	20,540

132

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	23,320	$22,802
	Jiangsu Cnano Technology Co. Ltd., Class A	12,180	50,619
*	Jiangsu Dagang Co. Ltd., Class A	13,000	27,373
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	14,926
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	37,887
	Jiangsu Etern Co. Ltd., Class A	35,800	26,593
	Jiangsu Expressway Co. Ltd., Class H	336,000	338,104
	Jiangsu Gian Technology Co. Ltd., Class A	5,200	31,862
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	7,818
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	54,123
	Jiangsu Guoxin Corp. Ltd., Class A	21,400	23,231
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	11,539
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	43,465
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	21,868	143,452
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	11,150
*	Jiangsu High Hope International Group Corp., Class A	57,300	22,274
	Jiangsu Hongdou Industrial Co. Ltd., Class A	60,100	21,861
		Shares	Value»
CHINA — (Continued)
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,500	$24,266
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	15,815
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	78,100	44,170
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	92,215
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	17,314
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	84,061
	Jiangsu Linyang Energy Co. Ltd., Class A	46,100	47,810
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	53,326
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	48,056
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	34,104
	Jiangsu Shagang Co. Ltd., Class A	11,400	10,342
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	27,716
*	Jiangsu Sopo Chemical Co., Class A	20,200	20,037
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	33,000	23,438
	Jiangsu Yanghe Distillery Co. Ltd., Class A	7,600	85,931

133

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	$66,576
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	25,850
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	46,181
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	68,800	41,014
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	114,944
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	23,366
	Jiangxi Bank Co. Ltd., Class H	202,000	19,183
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	16,700	16,460
	Jiangxi Copper Co. Ltd., Class H	358,000	602,195
	Jiangxi Ganyue Expressway Co. Ltd., Class A	46,500	33,560
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	5,200	34,254
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,600	36,847
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	19,000	33,232
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	38,777
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	16,287
		Shares	Value»
CHINA — (Continued)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	$44,215
	Jiayou International Logistics Co. Ltd., Class A	9,405	26,258
	Jihua Group Corp. Ltd., Class A	63,300	26,530
*	Jilin Chemical Fibre, Class A	21,700	12,093
	Jinchuan Group International Resources Co. Ltd.	856,000	61,735
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	46,890
	Jinghua Pharmaceutical Group Co. Ltd., Class A	21,900	23,903
	Jingjin Equipment, Inc., Class A	8,200	20,787
	Jinhui Liquor Co. Ltd., Class A	8,400	24,211
*	Jinke Smart Services Group Co. Ltd., Class H	22,700	22,085
	Jinlongyu Group Co. Ltd., Class A	11,200	27,010
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	13,369
#Ω	Jinxin Fertility Group Ltd.	569,500	252,633
	Jinyu Bio-Technology Co. Ltd., Class A	34,300	32,666
	Jinzai Food Group Co. Ltd., Class A	11,300	19,508
	JiuGui Liquor Co. Ltd., Class A	3,100	21,995
#Ω	Jiumaojiu International Holdings Ltd.	156,000	67,360
	Jiuzhitang Co. Ltd., Class A	6,900	7,086
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	23,000	22,231
	JNBY Design Ltd.	107,000	204,771

134

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Joinn Laboratories China Co. Ltd., Class A	15,064	$37,073
Ω	Joinn Laboratories China Co. Ltd., Class H	24,400	27,657
	Jointown Pharmaceutical Group Co. Ltd., Class A	134,132	97,495
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	10,500	12,100
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	6,000	19,291
	Joy City Property Ltd.	552,000	17,025
	Joyoung Co. Ltd., Class A	9,850	13,959
	JS Corrugating Machinery Co. Ltd., Class A	14,400	33,079
Ω	JS Global Lifestyle Co. Ltd.	654,500	131,775
	JSTI Group, Class A	47,100	93,452
*	Jutal Offshore Oil Services Ltd.	236,000	20,698
*	JY Grandmark Holdings Ltd.	59,000	2,886
	Kaishan Group Co. Ltd., Class A	31,900	42,813
*Ω	Kangda International Environmental Co. Ltd.	68,000	2,650
	Kangji Medical Holdings Ltd.	77,000	57,376
*	KBC Corp. Ltd., Class A	3,945	13,926
	Keda Industrial Group Co. Ltd., Class A	27,600	32,645
	Kehua Data Co. Ltd., Class A	15,300	56,907
	Keli Sensing Technology Ningbo Co. Ltd., Class A	5,900	27,801
	Kidswant Children Products Co. Ltd., Class A	10,000	15,707
		Shares	Value»
CHINA — (Continued)
*	KingClean Electric Co. Ltd., Class A	7,480	$26,034
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	26,292
	Kingsemi Co. Ltd., Class A	2,554	31,284
*	Kingsoft Cloud Holdings Ltd.	444,000	85,158
	Kingsoft Corp. Ltd.	224,800	774,716
*	Ko Yo Chemical Group Ltd.	972,000	6,564
	Konfoong Materials International Co. Ltd., Class A	2,900	27,500
*	Konka Group Co. Ltd., Class A	20,600	20,436
	KPC Pharmaceuticals, Inc., Class A	15,500	33,137
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	20,901
*Ω	Kuaishou Technology	52,300	308,204
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	48,257
	Kuangda Technology Group Co. Ltd., Class A	41,000	31,930
	Kunlun Tech Co. Ltd., Class A	25,675	146,280
	Kunshan Dongwei Technology Co. Ltd., Class A	2,952	11,591
	Kunshan Huguang Auto Harness Co. Ltd., Class A	2,800	13,137
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	14,628
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	10,700	24,741
	Kweichow Moutai Co. Ltd., Class A	10,400	2,233,711
	Lakala Payment Co. Ltd., Class A	24,200	75,721
	Lancy Co. Ltd., Class A	8,800	21,914
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	36,400	28,940

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lao Feng Xiang Co. Ltd., Class A	11,000	$75,935
	Laobaixing Pharmacy Chain JSC, Class A	19,617	44,721
	Launch Tech Co. Ltd., Class H	50,500	36,137
	LB Group Co. Ltd., Class A	39,600	104,927
	Leader Harmonious Drive Systems Co. Ltd., Class A	1,453	18,620
	Lee & Man Paper Manufacturing Ltd.	168,000	51,830
	Lee's Pharmaceutical Holdings Ltd.	56,000	8,660
*Ω	Legend Holdings Corp., Class H	178,600	175,231
	Lenovo Group Ltd.	4,518,000	5,957,597
	Lens Technology Co. Ltd., Class A	43,500	137,331
	Leo Group Co. Ltd., Class A	58,437	15,828
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	54,885
	LexinFintech Holdings Ltd., ADR	26,615	84,503
	Leyard Optoelectronic Co. Ltd., Class A	55,500	41,447
#*	Li Auto, Inc. (LI US), ADR	29,401	735,319
	Li Ning Co. Ltd.	1,120,000	2,285,256
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	18,347
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	10,649
	Liaoning Cheng Da Co. Ltd., Class A	19,200	31,108
	Liaoning Port Co. Ltd., Class H	236,000	22,075
*	Lier Chemical Co. Ltd., Class A	23,400	27,130
*	Lifetech Scientific Corp.	806,000	173,143
	Linewell Software Co. Ltd., Class A	19,400	30,128
		Shares	Value»
CHINA — (Continued)
	Lingbao Gold Group Co. Ltd., Class H	142,000	$64,068
	Lingyi iTech Guangdong Co., Class A	54,700	68,947
#Ω	Linklogis, Inc., Class B	231,000	49,991
#	LK Technology Holdings Ltd.	105,999	40,826
	Loncin Motor Co. Ltd., Class A	35,900	41,212
Ω	Longfor Group Holdings Ltd.	453,000	733,863
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	21,363
	LONGi Green Energy Technology Co. Ltd., Class A	55,000	152,752
	Longshine Technology Group Co. Ltd., Class A	20,000	34,668
	Lonking Holdings Ltd.	456,000	87,786
*	Lotus Holdings Co. Ltd.	38,100	25,876
	Luenmei Quantum Co. Ltd., Class A	46,100	38,388
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	11,449
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	13,369
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	14,637
	Luxi Chemical Group Co. Ltd., Class A	40,200	66,107
	Luxshare Precision Industry Co. Ltd., Class A	52,754	310,811
	Luyang Energy-Saving Materials Co. Ltd.	8,200	13,676
#*Ω	Luye Pharma Group Ltd.	561,500	201,681
	Luzhou Laojiao Co. Ltd., Class A	11,809	225,159
	Maccura Biotechnology Co. Ltd., Class A	19,300	38,101

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Mango Excellent Media Co. Ltd., Class A	29,205	$102,963
*Ω	Maoyan Entertainment	155,400	155,651
	Maxscend Microelectronics Co. Ltd., Class A	2,400	32,170
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	25,053
Ω	Medlive Technology Co. Ltd.	57,000	62,048
	Meilleure Health International Industry Group Ltd.	594,000	17,992
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	61,908
#Ω	Meitu, Inc.	772,500	262,492
*Ω	Meituan, Class B	299,010	7,065,717
	Metallurgical Corp. of China Ltd., Class H	768,000	164,911
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	48,495
*Ω	Microport Cardioflow Medtech Corp.	94,000	8,716
	MicroPort NeuroScientific Corp.	22,397	27,054
*	Microport Scientific Corp.	30,200	25,014
	Micro-Tech Nanjing Co. Ltd., Class A	2,475	25,199
	Midea Group Co. Ltd., Class A	31,300	313,762
Ω	Midea Real Estate Holding Ltd.	124,600	53,375
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	16,825
	Ming Yang Smart Energy Group Ltd., Class A	32,200	54,459
	Ming Yuan Cloud Group Holdings Ltd.	238,000	82,600
		Shares	Value»
CHINA — (Continued)
	MINISO Group Holding Ltd.	142,000	$711,611
*	Minmetals Development Co. Ltd., Class A	10,100	10,799
*	Minmetals Land Ltd.	296,000	15,928
*	Minth Group Ltd.	130,000	237,570
	MLS Co. Ltd., Class A	25,996	31,366
*	MMG Ltd.	1,640,799	577,534
*Ω	Mobvista, Inc.	314,000	81,051
	Monalisa Group Co. Ltd., Class A	8,100	10,124
	Montage Technology Co. Ltd., Class A	4,975	47,787
	Moon Environment Technology Co. Ltd., Class A	18,000	27,064
	Morimatsu International Holdings Co. Ltd.	72,000	42,839
	Nanhua Futures Co. Ltd., Class A	7,600	13,506
	NanJi E-Commerce Co. Ltd., Class A	47,354	21,560
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	51,146
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	39,077
	Nanjing Pharmaceutical Co. Ltd., Class A	42,600	29,478
*	Nanjing Sample Technology Co. Ltd., Class H	13,500	665
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	12,321
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	23,829
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	13,680	27,274
	NARI Technology Co. Ltd., Class A	77,524	283,271
	NAURA Technology Group Co. Ltd., Class A	2,000	110,095

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CONTINUED
		Shares	Value»
CHINA — (Continued)
*	NavInfo Co. Ltd., Class A	20,500	$29,412
*	Nayuki Holdings Ltd.	128,500	24,231
	NBTM New Materials Group Co. Ltd., Class A	10,600	25,739
	NetDragon Websoft Holdings Ltd.	110,000	143,305
	NetEase, Inc. (9999 HK)	170,600	2,744,748
	NetEase, Inc. (NTES US), ADR	25,226	2,030,945
	Neusoft Corp., Class A	18,600	29,097
	Neusoft Education Technology Co. Ltd.	49,600	16,456
	New China Life Insurance Co. Ltd., Class H	304,000	1,025,926
	New Hope Dairy Co. Ltd., Class A	11,300	19,538
	Neway Valve Suzhou Co. Ltd., Class A	16,700	52,069
*	Newborn Town, Inc.	158,000	76,788
	Newland Digital Technology Co. Ltd., Class A	26,800	71,799
	Nexteer Automotive Group Ltd.	256,000	93,426
*	Ninestar Corp., Class A	9,600	37,969
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	26,182
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	14,525
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	25,400	46,728
	Ningbo Joyson Electronic Corp., Class A	23,700	55,400
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,400	90,686
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	18,798
		Shares	Value»
CHINA — (Continued)
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,745	$32,672
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	66,949
	Ningbo Shanshan Co. Ltd., Class A	11,900	15,249
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	17,495
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	48,466
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	15,756
	Ningbo Yunsheng Co. Ltd., Class A	10,200	9,994
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	29,868
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	13,600	25,922
*	NIO, Inc. (9866 HK), Class A	162,950	838,123
#*	Niu Technologies, Sponsored ADR	18,045	41,503
	NKY Medical Holdings Ltd., Class A	14,346	25,341
	Noah Holdings Ltd., Sponsored ADR	13,970	172,110
Ω	Nongfu Spring Co. Ltd., Class H	33,600	125,189
	Norinco International Cooperation Ltd., Class A	41,710	60,318
	North China Pharmaceutical Co. Ltd., Class A	30,700	24,673
	North Copper Co. Ltd., Class A	62,500	79,664
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	34,937
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	46,312

138

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	$21,870
	Northeast Securities Co. Ltd., Class A	48,600	58,346
	Northking Information Technology Co. Ltd., Class A	11,956	26,104
*	Nuode New Materials Co. Ltd., Class A	37,200	20,930
	NYOCOR Co. Ltd., Class A	26,500	21,257
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	10,000	7,822
*	Offcn Education Technology Co. Ltd., Class A	115,100	53,165
	Offshore Oil Engineering Co. Ltd., Class A	113,459	86,496
	Onewo, Inc., Class H	33,700	99,448
	Oppein Home Group, Inc., Class A	6,300	62,348
	Opple Lighting Co. Ltd., Class A	18,600	45,511
	ORG Technology Co. Ltd., Class A	78,900	56,222
	Orient International Enterprise Ltd., Class A	25,700	25,737
	Orient Overseas International Ltd.	21,000	286,256
Ω	Orient Securities Co. Ltd., Class H	197,600	131,718
*	Oriental Energy Co. Ltd., Class A	55,000	68,274
	Oriental Pearl Group Co. Ltd., Class A	41,900	46,595
*	Ourpalm Co. Ltd., Class A	42,100	33,242
	Ovctek China, Inc., Class A	13,360	35,168
	Pacific Online Ltd.	58,000	2,421
*	Pacific Securities Co. Ltd., Class A	89,700	56,335
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	32,410
		Shares	Value»
CHINA — (Continued)
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	$27,737
	PCI Technology Group Co. Ltd., Class A	51,800	35,684
*	PDD Holdings, Inc., ADR	75,080	9,053,897
*Ω	Peijia Medical Ltd.	44,000	21,974
*	Peking University Resources Holdings Co. Ltd.	236,500	7,779
*	Pengxin International Mining Co. Ltd., Class A	57,000	25,993
	People.cn Co. Ltd., Class A	10,300	32,993
	People's Insurance Co. Group of China Ltd. , Class H	1,248,000	629,933
	Perfect World Co. Ltd., Class A	27,900	39,348
#Ω	Pharmaron Beijing Co. Ltd., Class H	49,050	94,884
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,756,334
	Ping An Bank Co. Ltd., Class A	139,500	223,400
*Ω	Ping An Healthcare & Technology Co. Ltd.	251,600	373,039
	Ping An Insurance Group Co. of China Ltd., Class H	812,000	5,030,973
	PNC Process Systems Co. Ltd., Class A	4,900	17,978
	POCO Holding Co. Ltd., Class A	3,920	25,761
*	Polaris Bay Group Co. Ltd., Class A	18,600	20,419
	Poly Developments & Holdings Group Co. Ltd., Class A	91,700	139,443
	Poly Property Group Co. Ltd.	702,362	151,562
	Poly Property Services Co. Ltd., Class H	29,000	120,432

139

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Pop Mart International Group Ltd.	136,600	$1,234,985
	Porton Pharma Solutions Ltd., Class A	9,400	24,506
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,017,000	584,044
	Pou Sheng International Holdings Ltd.	548,000	40,714
	Power Construction Corp. of China Ltd., Class A	79,899	61,870
*	Powerwin Tech Group Ltd.	32,000	10,563
	PW Medtech Group Ltd.	171,000	23,497
	Pylon Technologies Co. Ltd., Class A	3,442	23,674
#*	Q Technology Group Co. Ltd.	127,000	83,052
*	Qi An Xin Technology Group, Inc., Class A	13,655	60,955
	Qianhe Condiment & Food Co. Ltd., Class A	25,204	43,643
	Qifu Technology, Inc., ADR	57,015	1,870,662
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	34,130
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	24,884
	Qingdao Gaoce Technology Co. Ltd., Class A	19,089	36,872
	Qingdao Gon Technology Co. Ltd., Class A	8,200	26,355
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	8,254
	Qingdao Hanhe Cable Co. Ltd., Class A	108,000	52,426
		Shares	Value»
CHINA — (Continued)
	Qingdao Rural Commercial Bank Corp., Class A	91,100	$37,411
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	21,135
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	40,648
*	Qinghai Salt Lake Industry Co. Ltd., Class A	40,600	102,384
*	QuantumCTek Co. Ltd., Class A	861	30,790
	Quectel Wireless Solutions Co. Ltd., Class A	6,379	46,925
#*	Radiance Holdings Group Co. Ltd.	166,000	64,660
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	9,711
	Range Intelligent Computing Technology Group Co. Ltd., Class A	6,200	27,864
	Raytron Technology Co. Ltd., Class A	3,725	26,464
	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	11,027
#*Ω	Redco Properties Group Ltd.	274,000	15,508
	Renhe Pharmacy Co. Ltd., Class A	50,100	40,606
	Renrui Human Resources Technology Holdings Ltd.	38,600	20,833
	Richinfo Technology Co. Ltd., Class A	12,500	39,109
	Risen Energy Co. Ltd., Class A	30,000	60,713
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	37,763
	Riyue Heavy Industry Co. Ltd., Class A	27,100	49,724
	Rizhao Port Co. Ltd., Class A	48,300	21,465

140

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	RoboTechnik Intelligent Technology Co. Ltd., Class A	1,960	$56,148
	Rockchip Electronics Co. Ltd., Class A	2,100	26,013
	Rongsheng Petrochemical Co. Ltd., Class A	14,800	19,615
*	Roshow Technology Co. Ltd., Class A	26,494	24,828
	Runjian Co. Ltd., Class A	4,700	19,611
	Sai Micro Electronics, Inc., Class A	10,400	28,681
	SAIC Motor Corp. Ltd., Class A	46,200	83,587
	Sanan Optoelectronics Co. Ltd., Class A	14,800	28,528
	Sangfor Technologies, Inc., Class A	1,600	14,867
	Sanquan Food Co. Ltd., Class A	18,800	28,857
	Sansure Biotech, Inc., Class A	5,033	15,898
#	Sany Heavy Equipment International Holdings Co. Ltd.	399,000	261,696
	Sany Heavy Industry Co. Ltd., Class A	42,650	109,487
	Satellite Chemical Co. Ltd., Class A	61,703	163,993
	SDIC Capital Co. Ltd., Class A	21,700	24,193
	Sealand Securities Co. Ltd., Class A	99,400	69,936
#*	Seazen Group Ltd.	768,285	232,053
*	Seazen Holdings Co. Ltd., Class A	34,226	70,114
	S-Enjoy Service Group Co. Ltd.	47,000	21,760
*	Seres Group Co. Ltd., Class A	2,800	45,881
	SF Holding Co. Ltd., Class A	38,524	242,264
	SG Micro Corp., Class A	2,660	33,314
		Shares	Value»
CHINA — (Continued)
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	106,600	$68,181
*	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	16,111
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	23,866
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	24,497
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	55,583
	Shandong Denghai Seeds Co. Ltd., Class A	10,100	14,428
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	7,100	8,469
Ω	Shandong Gold Mining Co. Ltd., Class H	192,500	381,359
	Shandong Haihua Co. Ltd., Class A	17,900	14,200
	Shandong Head Group Co. Ltd., Class A	11,200	22,008
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	109,312
	Shandong Hi-speed Co. Ltd., Class A	22,800	27,541
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	22,602
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,570	88,841
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	16,500	8,206
	Shandong Humon Smelting Co. Ltd., Class A	18,500	28,797

141

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	$9,399
	Shandong Lukang Pharma, Class A	22,800	26,706
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	41,008
	Shandong Publishing & Media Co. Ltd., Class A	26,800	40,221
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	44,824
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	6,800	45,119
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	696,000	433,108
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	18,905
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	36,123
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	27,400	49,346
	Shanghai AJ Group Co. Ltd., Class A	29,600	24,915
	Shanghai AtHub Co. Ltd., Class A	9,828	22,789
	Shanghai Bailian Group Co. Ltd., Class A	31,200	42,892
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	16,704	49,609
	Shanghai Baolong Automotive Corp., Class A	3,300	17,786
	Shanghai Baosight Software Co. Ltd., Class A	19,494	73,644
	Shanghai Belling Co. Ltd., Class A	9,900	71,342
		Shares	Value»
CHINA — (Continued)
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	200	$5,314
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	14,900	19,492
	Shanghai Construction Group Co. Ltd., Class A	141,200	49,885
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	16,500	22,394
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	22,149
*	Shanghai Electric Group Co. Ltd., Class H	534,000	172,166
*	Shanghai Feilo Acoustics Co. Ltd., Class A	51,100	30,562
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	95,082
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	63,000	134,161
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	27,886
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	10,584	37,057
	Shanghai Gentech Co. Ltd., Class A	4,383	22,870
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	41,159
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	34,149
*Ω	Shanghai Henlius Biotech, Inc., Class H	11,100	31,008

142

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Huace Navigation Technology Ltd., Class A	5,300	$27,346
	Shanghai Huayi Group Co. Ltd., Class A	28,200	26,662
	Shanghai Industrial Urban Development Group Ltd.	504,600	28,506
	Shanghai INT Medical Instruments Co. Ltd.	6,400	24,442
	Shanghai International Airport Co. Ltd., Class A	4,600	22,611
	Shanghai Jahwa United Co. Ltd., Class A	9,800	22,687
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,600	21,234
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	38,766
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	30,000	27,899
	Shanghai Liangxin Electrical Co. Ltd., Class A	36,100	34,767
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	34,798
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	30,008
	Shanghai M&G Stationery, Inc., Class A	14,300	58,297
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	56,438
*	Shanghai Medicilon, Inc., Class A	2,965	14,600
		Shares	Value»
CHINA — (Continued)
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	$16,447
	Shanghai Moons' Electric Co. Ltd., Class A	4,100	26,999
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,100	355,641
	Shanghai Pret Composites Co. Ltd., Class A	17,300	20,440
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	19,467
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	352,614
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	34,076	80,565
	Shanghai QiFan Cable Co. Ltd., Class A	9,000	20,255
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	74,599
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,000	23,861
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	66,168
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	29,579
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	28,500	48,554
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	42,137
	Shanghai Stonehill Technology Co. Ltd., Class A	109,100	47,364

143

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	10,200	$11,855
Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,336
Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	44,746
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	47,567
Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	38,689
Shanghai Yaoji Technology Co. Ltd., Class A	14,300	53,613
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	30,371
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	137,923
Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	28,969
Shanjin International Gold Co. Ltd., Class A	43,100	108,612
Shannon Semiconductor Technology Co. Ltd., Class A	5,900	28,127
Shantui Construction Machinery Co. Ltd., Class A	34,500	43,323
Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	21,085
Shanxi Hi-speed Group Co. Ltd., Class A	36,800	24,784
Shanxi Securities Co. Ltd., Class A	47,230	42,218
		Shares	Value»
CHINA — (Continued)
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	$31,578
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	266,699
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	21,008
	Sharetronic Data Technology Co. Ltd., Class A	2,800	28,646
	Shede Spirits Co. Ltd., Class A	5,100	45,327
	Shengda Resources Co. Ltd., Class A	21,100	43,841
	Shenghe Resources Holding Co. Ltd., Class A	41,500	65,936
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	8,870
	Shengyi Technology Co. Ltd., Class A	12,700	36,576
	Shenma Industry Co. Ltd., Class A	17,300	17,115
	Shennan Circuits Co. Ltd., Class A	5,900	86,495
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	164,103
*	Shenyang Jinbei Automotive Co. Ltd., Class A	32,300	26,730
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,440	17,617
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	21,885
	Shenzhen Airport Co. Ltd., Class A	45,500	44,468
	Shenzhen Aisidi Co. Ltd., Class A	32,000	65,670
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	14,600	16,666
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	79,866
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	17,701

144

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	$30,697
	Shenzhen Click Technology Co. Ltd., Class A	9,300	15,980
	Shenzhen Comix Group Co. Ltd., Class A	13,700	11,515
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	17,440
	Shenzhen Desay Battery Technology Co., Class A	6,754	23,874
*	Shenzhen Dynanonic Co. Ltd., Class A	7,752	43,352
	Shenzhen Envicool Technology Co. Ltd., Class A	6,240	28,390
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	31,380	78,878
	Shenzhen Expressway Corp. Ltd., Class H	158,000	143,381
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	40,940
*	Shenzhen Fenda Technology Co. Ltd., Class A	39,700	28,398
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,545	33,102
	Shenzhen FRD Science & Technology Co. Ltd., Class A	11,300	33,502
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	27,100	32,022
	Shenzhen Gas Corp. Ltd., Class A	37,900	39,120
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	13,122
		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	$25,196
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	25,921
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	41,500	23,255
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	93,718
	Shenzhen Inovance Technology Co. Ltd., Class A	12,050	94,085
	Shenzhen International Holdings Ltd.	426,351	361,960
	Shenzhen Investment Ltd.	825,174	101,557
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	13,503
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	11,652
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	36,380
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,100	69,780
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	23,025
	Shenzhen Kedali Industry Co. Ltd., Class A	6,300	87,306
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	27,708
	Shenzhen Kinwong Electronic Co. Ltd., Class A	9,600	34,727
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	13,200	36,810

145

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	$32,311
	Shenzhen Leaguer Co. Ltd., Class A	35,800	53,371
	Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	18,937
	Shenzhen Megmeet Electrical Co. Ltd., Class A	10,400	66,218
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	27,123
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,400	427,111
	Shenzhen MTC Co. Ltd., Class A	40,800	30,462
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	87,100	33,989
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,400	90,626
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	22,400
	Shenzhen Noposin Crop Science Co. Ltd., Class A	18,400	23,971
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	25,809
	Shenzhen Pagoda Industrial Group Corp. Ltd.	54,500	10,436
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	36,644
	Shenzhen SC New Energy Technology Corp., Class A	5,245	55,044
	Shenzhen SED Industry Co. Ltd., Class A	17,800	48,958
	Shenzhen SEG Co. Ltd., Class A	18,200	28,283
		Shares	Value»
CHINA — (Continued)
	Shenzhen Senior Technology Material Co. Ltd., Class A	12,693	$19,434
	Shenzhen Sinexcel Electric Co. Ltd., Class A	2,800	9,954
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	45,268
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	13,534
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	22,200	29,228
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	68,480
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	20,939
	Shenzhen Topband Co. Ltd., Class A	25,000	40,777
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	22,836
	Shenzhen Transsion Holdings Co. Ltd., Class A	18,544	248,412
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	83,672
*	Shenzhen World Union Group, Inc., Class A	32,800	12,207
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	17,414
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	30,140
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	30,631
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	75,241

146

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	$54,584
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	114,855
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,057	47,955
	Shinva Medical Instrument Co. Ltd., Class A	11,960	29,106
*††	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	2,121
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	39,511
	Shui On Land Ltd.	940,500	86,008
*	Siasun Robot & Automation Co. Ltd., Class A	14,500	27,722
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	110,829
	Sichuan Development Lomon Co. Ltd., Class A	58,200	154,728
	Sichuan EM Technology Co. Ltd., Class A	19,100	22,997
	Sichuan Expressway Co. Ltd., Class H	234,000	95,166
	Sichuan Haite High-tech Co. Ltd., Class A	14,200	23,836
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	37,027
	Sichuan Injet Electric Co. Ltd., Class A	1,800	12,750
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	26,287
	Sichuan Jiuzhou Electric Co. Ltd., Class A	16,600	33,323
		Shares	Value»
CHINA — (Continued)
*	Sichuan Lutianhua Co. Ltd., Class A	38,500	$23,402
*	Sichuan New Energy Power Co. Ltd., Class A	30,700	50,695
	Sichuan Road & Bridge Group Co. Ltd., Class A	77,080	82,907
	Sichuan Swellfun Co. Ltd., Class A	5,600	32,787
	Sichuan Teway Food Group Co. Ltd., Class A	14,300	28,612
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	36,461
	Sieyuan Electric Co. Ltd., Class A	11,400	122,428
	SIM Technology Group Ltd.	262,000	11,464
#Ω	Simcere Pharmaceutical Group Ltd.	162,000	146,173
	Sineng Electric Co. Ltd., Class A	5,700	36,525
	Sino Biopharmaceutical Ltd.	2,419,000	1,098,872
	Sinocare, Inc., Class A	9,700	35,479
*	Sinochem International Corp., Class A	21,000	12,493
	Sinofert Holdings Ltd.	694,000	103,383
	Sinolink Securities Co. Ltd., Class A	30,800	39,598
*	Sinolink Worldwide Holdings Ltd.	604,800	9,328
	Sinoma International Engineering Co., Class A	67,300	97,673
	Sinoma Science & Technology Co. Ltd., Class A	21,700	39,571
	Sinomach Automobile Co. Ltd., Class A	45,500	41,053
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	26,869
	Sinomine Resource Group Co. Ltd., Class A	12,352	57,503

147

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	534,500	$371,139
	Sinopec Kantons Holdings Ltd.	336,000	185,059
*	Sinopec Oilfield Equipment Corp., Class A	25,900	20,740
*	Sinopec Oilfield Service Corp., Class H	906,000	79,039
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	62,044
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	2,319	15,821
	Sinopharm Group Co. Ltd., Class H	647,600	1,613,360
	Sino-Platinum Metals Co. Ltd., Class A	10,478	20,854
	Sinoseal Holding Co. Ltd., Class A	3,600	18,373
	Sinosoft Co. Ltd., Class A	14,280	44,581
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	39,646
	Sinosteel New Materials Co. Ltd., Class A	20,800	22,255
	Sinotrans Ltd., Class H	879,000	392,728
	Sinotruk Hong Kong Ltd.	195,000	526,320
	Sinotruk Jinan Truck Co. Ltd., Class A	18,000	42,475
	Skshu Paint Co. Ltd., Class A	8,456	53,111
	Skyworth Digital Co. Ltd., Class A	29,900	59,726
	Skyworth Group Ltd.	375,694	149,443
	Songcheng Performance Development Co. Ltd., Class A	14,900	20,247
	Sonoscape Medical Corp., Class A	8,300	41,545
	SooChow Securities Co. Ltd., Class A	35,340	40,429
	Southern Publishing & Media Co. Ltd., Class A	11,900	23,248
		Shares	Value»
CHINA — (Continued)
	Southwest Securities Co. Ltd., Class A	97,700	$66,031
	SSY Group Ltd.	400,000	194,186
	Stanley Agricultural Group Co. Ltd., Class A	22,600	23,105
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	24,923
	StarPower Semiconductor Ltd., Class A	2,660	35,952
	State Grid Information & Communication Co. Ltd., Class A	17,400	49,876
	STO Express Co. Ltd., Class A	35,000	53,379
	Sufa Technology Industry Co. Ltd. CNNC, Class A	11,400	29,539
	Sumavision Technologies Co. Ltd., Class A	21,300	17,971
	Sumec Corp. Ltd., Class A	48,500	61,509
	Sun Art Retail Group Ltd.	314,500	92,564
*	Sun Create Electronics Co. Ltd., Class A	2,704	11,351
*	Sun King Technology Group Ltd.	240,000	37,954
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	40,071
	Sungrow Power Supply Co. Ltd., Class A	24,640	314,049
	Suning Universal Co. Ltd., Class A	52,000	17,496
	Sunny Optical Technology Group Co. Ltd.	79,400	516,497
	Sunresin New Materials Co. Ltd., Class A	7,875	54,110
	Sunrise Group Co. Ltd., Class A	26,000	19,970

148

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	$23,963
	Sunwoda Electronic Co. Ltd., Class A	13,100	41,677
	Suofeiya Home Collection Co. Ltd., Class A	12,600	34,360
	SUPCON Technology Co. Ltd., Class A	3,434	23,245
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	32,981
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	37,000	162,910
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	36,540
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	17,016
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	14,615
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	34,604
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	19,596
	Suzhou TFC Optical Communication Co. Ltd., Class A	6,249	111,461
	SY Holdings Group Ltd.	86,000	76,050
	Symphony Holdings Ltd.	330,000	35,684
	Taiji Computer Corp. Ltd., Class A	10,439	39,176
*	Talkweb Information System Co. Ltd., Class A	12,600	47,616
	TangShan Port Group Co. Ltd., Class A	54,500	33,473
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	49,049
		Shares	Value»
CHINA — (Continued)
	Tansun Technology Co. Ltd., Class A	12,000	$28,072
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	32,435
	TCL Electronics Holdings Ltd.	308,000	218,599
	TDG Holdings Co. Ltd., Class A	24,800	27,015
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	55,312
	Ten Pao Group Holdings Ltd.	140,000	26,074
	Tencent Holdings Ltd.	672,000	35,039,484
	Tencent Music Entertainment Group, ADR	106,233	1,182,373
#	Tenfu Cayman Holdings Co. Ltd.	46,000	22,272
	Three Squirrels, Inc., Class A	7,900	28,424
	Three's Co. Media Group Co. Ltd., Class A	6,216	26,653
	Thunder Software Technology Co. Ltd., Class A	6,000	48,858
	Tian An China Investment Co. Ltd.	112,000	57,488
	Tian Lun Gas Holdings Ltd.	55,500	24,196
*††	Tian Shan Development Holding Ltd.	76,000	0
	Tiande Chemical Holdings Ltd.	244,000	36,912
	Tiangong International Co. Ltd.	216,000	49,850
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	40,171
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	25,526
	Tianjin Development Holdings Ltd.	60,000	15,292

149

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Port Co. Ltd., Class A	70,200	$47,412
	Tianjin Port Development Holdings Ltd.	304,000	26,145
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	20,976
	Tianjin Teda Co. Ltd., Class A	32,700	22,242
*	Tianma Microelectronics Co. Ltd., Class A	32,300	41,538
#	Tianneng Power International Ltd.	184,000	149,494
	Tianqi Lithium Corp., Class H	42,000	140,322
	Tianrun Industry Technology Co. Ltd., Class A	36,500	24,672
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	69,581
*	Tianyun International Holdings Ltd.	50,000	20,581
	Tibet Mineral Development Co. Ltd., Class A	15,800	48,692
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,480	50,260
	Time Interconnect Technology Ltd.	88,000	55,346
	Tingyi Cayman Islands Holding Corp.	398,000	580,640
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	46,433
	TK Group Holdings Ltd.	30,000	6,820
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	30,032
	Toly Bread Co. Ltd., Class A	55,029	46,449
	Tomson Group Ltd.	210,981	66,183
	Tongcheng Travel Holdings Ltd.	284,400	643,435
*	Tongdao Liepin Group	70,200	20,581
		Shares	Value»
CHINA — (Continued)
	TongFu Microelectronics Co. Ltd., Class A	19,500	$73,622
*	Tongguan Gold Group Ltd.	196,000	12,201
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,900	23,658
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	11,000	23,690
	Tongkun Group Co. Ltd., Class A	31,900	52,805
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	34,482
	Tongling Nonferrous Metals Group Co. Ltd., Class A	149,100	70,961
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	21,121
	Topchoice Medical Corp., Class A	7,089	50,084
*	Topsec Technologies Group, Inc., Class A	38,100	42,214
Ω	Topsports International Holdings Ltd.	901,000	300,211
	Toread Holdings Group Co. Ltd., Class A	26,900	32,236
	Towngas Smart Energy Co. Ltd.	291,551	119,989
*	TPV Technology Co. Ltd., Class A	94,800	37,925
	Transfar Zhilian Co. Ltd., Class A	79,500	48,221
	TravelSky Technology Ltd., Class H	97,000	135,954
*	Trigiant Group Ltd.	272,000	10,931
	Trina Solar Co. Ltd., Class A	19,701	69,384
*	Trip.com Group Ltd. (9961 HK)	30,400	1,956,376
*	Trip.com Group Ltd. (TCOM US), ADR	38,258	2,463,815
#*	Triumph New Energy Co. Ltd., Class H	48,000	27,092

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Triumph Science & Technology Co. Ltd., Class A	7,400	$13,876
	TRS Information Technology Corp. Ltd., Class A	10,300	24,635
	Truking Technology Ltd., Class A	10,500	10,946
	Tsingtao Brewery Co. Ltd., Class H	106,000	682,543
*	Tuniu Corp., Sponsored ADR	11,396	12,650
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	62,978
	Unilumin Group Co. Ltd., Class A	43,100	43,269
	Uni-President China Holdings Ltd.	221,000	206,845
	Unisplendour Corp. Ltd., Class A	37,180	136,472
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	46,540
	V V Food & Beverage Co. Ltd., Class A	52,800	21,512
	Valiant Co. Ltd., Class A	29,200	43,778
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	9,949
	Vatti Corp. Ltd., Class A	13,500	14,941
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	5,335
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	6,260	36,751
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	95,730
	Vipshop Holdings Ltd., ADR	149,155	2,153,798
	Visual China Group Co. Ltd., Class A	5,600	11,642
*Ω	Viva Biotech Holdings	283,000	35,414
		Shares	Value»
CHINA — (Continued)
	Walvax Biotechnology Co. Ltd., Class A	19,100	$39,639
	Wangneng Environment Co. Ltd., Class A	8,600	18,153
	Wangsu Science & Technology Co. Ltd., Class A	71,000	96,050
	Wanguo Gold Group Ltd.	98,000	123,849
	Wanhua Chemical Group Co. Ltd., Class A	8,900	94,222
	Want Want China Holdings Ltd.	969,000	602,975
	Wanxiang Qianchao Co. Ltd., Class A	55,900	51,234
	Warom Technology, Inc. Co., Class A	7,000	20,159
	Wasion Holdings Ltd.	134,000	101,384
#	Weibo Corp. (9898 HK), Class A	760	6,931
	Weibo Corp. (WB US), Sponsored ADR	24,604	222,666
	Weichai Power Co. Ltd., Class H	589,000	890,015
	Weifu High-Technology Group Co. Ltd., Class A	15,600	38,936
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	60,565
*Ω	Weimob, Inc.	305,000	63,323
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	23,767
	Western Metal Materials Co. Ltd., Class A	12,000	28,605
	Western Mining Co. Ltd., Class A	31,700	78,352
*	Western Region Gold Co. Ltd., Class A	14,200	26,107
	Western Securities Co. Ltd., Class A	66,300	76,289
	Western Superconducting Technologies Co. Ltd., Class A	6,525	46,202
	Wharf Holdings Ltd.	153,000	433,510

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co. Ltd. Shanghai, Class A	5,187	$78,030
	Winall Hi-Tech Seed Co. Ltd., Class A	35,500	68,191
	Windey Energy Technology Group Co. Ltd., Class A	7,410	14,035
*	Wingtech Technology Co. Ltd., Class A	13,800	84,431
	Winner Medical Co. Ltd., Class A	6,800	29,848
	Winning Health Technology Group Co. Ltd., Class A	50,800	56,184
	Wolong Electric Group Co. Ltd., Class A	33,300	70,069
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	76,300
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	5,036	55,495
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	50,683
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	15,387
	Wuhan Guide Infrared Co. Ltd., Class A	21,106	26,290
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	16,379
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	39,780
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	17,627
	Wuhu Token Science Co. Ltd., Class A	37,700	38,618
	Wuliangye Yibin Co. Ltd., Class A	30,812	636,186
	WUS Printed Circuit Kunshan Co. Ltd., Class A	22,790	129,305
		Shares	Value»
CHINA — (Continued)
Ω	WuXi AppTec Co. Ltd., Class H	94,700	$629,786
	Wuxi Autowell Technology Co. Ltd., Class A	5,731	43,524
*Ω	Wuxi Biologics Cayman, Inc.	649,000	1,378,737
	Wuxi Boton Technology Co. Ltd., Class A	5,900	15,775
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	9,100	11,686
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,100	31,957
	Wuxi NCE Power Co. Ltd., Class A	5,740	28,894
	Wuxi Rural Commercial Bank Co. Ltd., Class A	14,900	11,898
	Wuxi Taiji Industry Ltd. Co., Class A	38,600	42,998
	XCMG Construction Machinery Co. Ltd., Class A	108,600	118,412
	XGD, Inc., Class A	12,100	46,795
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	9,527
	Xiamen Bank Co. Ltd., Class A	41,100	30,110
	Xiamen C & D, Inc., Class A	69,000	90,392
	Xiamen Faratronic Co. Ltd., Class A	2,700	43,034
	Xiamen International Airport Co. Ltd., Class A	11,480	23,511
	Xiamen Intretech, Inc., Class A	16,990	31,380
	Xiamen ITG Group Corp. Ltd., Class A	57,300	52,619
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	7,256
	Xiamen Kingdomway Group Co., Class A	13,000	29,956

152

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Tungsten Co. Ltd., Class A	45,700	$124,853
	Xiamen Xiangyu Co. Ltd., Class A	74,206	61,342
	Xi'an Bright Laser Technologies Co. Ltd., Class A	3,388	21,606
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	42,952
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	20,310
	Xiandai Investment Co. Ltd., Class A	41,500	24,181
	Xiangcai Co. Ltd., Class A	17,933	19,147
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	27,900	55,169
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	17,900	26,249
*Ω	Xiaomi Corp., Class B	1,338,800	4,591,945
	Xilinmen Furniture Co. Ltd., Class A	8,000	22,738
	Xinfengming Group Co. Ltd., Class A	35,700	56,517
	Xingfa Aluminium Holdings Ltd.	41,000	39,042
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	162,179
	Xinhuanet Co. Ltd., Class A	8,200	27,570
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	9,128
	Xinjiang Joinworld Co. Ltd., Class A	23,400	24,203
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	26,176
#*	Xinte Energy Co. Ltd., Class H	120,400	167,209
*	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	13,791
#	Xinyi Energy Holdings Ltd.	645,332	73,011
		Shares	Value»
CHINA — (Continued)
	Xinzhi Group Co. Ltd., Class A	11,200	$21,622
*	Xizang Zhufeng Resources Co. Ltd., Class A	28,500	44,253
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	25,722
*	XPeng, Inc., Class A	195,800	1,106,325
	Xtep International Holdings Ltd.	508,246	376,921
	Xuji Electric Co. Ltd., Class A	21,100	90,058
*	Xunlei Ltd., ADR	19,606	39,800
Ω	Yadea Group Holdings Ltd.	446,653	771,484
	Yangling Metron New Material, Inc., Class A	9,162	32,783
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	8,565
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,700	44,814
	Yankershop Food Co. Ltd., Class A	4,830	34,043
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	22,006
	Yantai China Pet Foods Co. Ltd., Class A	5,400	22,774
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	18,951
	Yantai Eddie Precision Machinery Co. Ltd., Class A	15,380	35,870
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	125,345
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,450	11,813
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	41,530

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CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Yatsen Holding Ltd., ADR	25,009	$95,034
*	Yeahka Ltd.	37,600	53,365
	Yealink Network Technology Corp. Ltd., Class A	12,772	69,942
	Yechiu Metal Recycling China Ltd., Class A	69,400	25,787
	Yeebo International Holdings Ltd.	42,000	12,745
	YGSOFT, Inc., Class A	25,800	23,102
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	21,275
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	91,200	103,634
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	49,833
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,041	73,525
	Yihai International Holding Ltd.	152,000	270,874
	Yinbang Clad Material Co. Ltd., Class A	21,100	55,846
	Yindu Kitchen Equipment Co. Ltd., Class A	5,800	19,637
*	Yiren Digital Ltd., Sponsored ADR	9,761	55,052
Ω	Yixin Group Ltd.	476,000	46,527
	Yixintang Pharmaceutical Group Co. Ltd., Class A	21,500	40,594
	Yizumi Holdings Co. Ltd., Class A	3,100	10,163
	Yonfer Agricultural Technology Co. Ltd., Class A	38,700	72,243
*	Yonyou Network Technology Co. Ltd., Class A	12,300	19,642
	Yotrio Group Co. Ltd., Class A	40,700	18,262
	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	29,988
		Shares	Value»
CHINA — (Continued)
	Youngor Fashion Co. Ltd., Class A	66,900	$70,689
	Youngy Co. Ltd., Class A	6,400	31,351
*	Youzu Interactive Co. Ltd., Class A	21,100	29,377
	YTO Express Group Co. Ltd., Class A	51,600	119,064
	Yuexiu Property Co. Ltd.	418,800	346,470
	Yuexiu Services Group Ltd.	77,500	33,188
	Yuexiu Transport Infrastructure Ltd.	262,000	128,590
	Yum China Holdings, Inc. (9987 HK)	5,450	244,898
	Yum China Holdings, Inc. (YUMC US)	6,150	271,276
	Yunda Holding Co. Ltd., Class A	61,380	71,833
	Yunkang Group Ltd.	8,000	9,018
	Yunnan Baiyao Group Co. Ltd., Class A	9,780	78,554
	Yunnan Copper Co. Ltd., Class A	74,200	136,244
	Yunnan Energy New Material Co. Ltd., Class A	5,600	28,013
	Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	37,049
	Yunnan Tin Co. Ltd., Class A	41,800	89,464
	Yusys Technologies Co. Ltd., Class A	7,040	25,306
	Yutong Bus Co. Ltd., Class A	28,600	97,405
	Zangge Mining Co. Ltd., Class A	13,900	55,944
	ZBOM Home Collection Co. Ltd., Class A	5,605	11,844
	Zengame Technology Holding Ltd.	50,000	17,675
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,029	231,930
	Zhaojin Mining Industry Co. Ltd., Class H	182,500	319,819

154

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	$7,814
	Zhefu Holding Group Co. Ltd., Class A	75,300	36,405
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	21,200	24,166
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	19,180	23,201
*	Zhejiang Century Huatong Group Co. Ltd., Class A	57,920	38,451
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	24,409
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	39,764
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	79,802
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	46,261
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	37,649
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	41,370
	Zhejiang Dahua Technology Co. Ltd., Class A	20,602	47,519
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,200	23,372
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	53,461
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	28,100	43,941
	Zhejiang Expressway Co. Ltd., Class H	484,160	320,773
		Shares	Value»
CHINA — (Continued)
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	$18,618
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	8,400	10,185
	Zhejiang Hailiang Co. Ltd., Class A	38,300	47,336
	Zhejiang HangKe Technology, Inc. Co., Class A	10,560	27,316
	Zhejiang Hangmin Co. Ltd., Class A	16,190	16,757
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	13,785
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	24,587
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	73,197
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	50,500	38,626
	Zhejiang Huayou Cobalt Co. Ltd., Class A	19,820	86,407
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	51,643
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	13,993
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	17,547
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,400	62,760
	Zhejiang Jingu Co. Ltd., Class A	22,000	36,359
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	40,003

155

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	$23,174
	Zhejiang Juhua Co. Ltd., Class A	14,614	42,993
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	41,858
	Zhejiang Medicine Co. Ltd., Class A	18,416	42,667
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	24,489
	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	34,132
	Zhejiang NHU Co. Ltd., Class A	40,548	129,240
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	43,351
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	19,057
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	21,056
	Zhejiang Runtu Co. Ltd., Class A	42,100	38,390
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,400	22,668
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	50,566
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	32,682	23,853
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	5,800	17,554
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	5,900	25,711
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	11,881
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	29,900	$22,718
	Zhejiang Supor Co. Ltd., Class A	3,700	27,210
	Zhejiang Taihua New Material Group Co. Ltd., Class A	5,700	9,187
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	6,774
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	74,126
	Zhejiang Wanliyang Co. Ltd., Class A	45,600	36,571
	Zhejiang Wanma Co. Ltd., Class A	33,300	36,754
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	44,648
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	25,600	47,883
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	57,627
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	27,053
	Zhejiang XCC Group Co. Ltd., Class A	10,100	26,548
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	27,036
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	29,840
	Zhejiang Xinao Textiles, Inc., Class A	9,800	9,698
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	13,084
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	35,922

156

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CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	10,900	$26,935
	Zhende Medical Co. Ltd., Class A	2,900	9,404
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	82,683
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	13,973
	Zheshang Securities Co. Ltd., Class A	20,000	36,297
*	Zhewen Interactive Group Co. Ltd., Class A	49,300	38,562
*	Zhihu, Inc.	18,400	22,400
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	318,900	575,269
	Zhongji Innolight Co. Ltd., Class A	11,900	235,136
	Zhongjin Gold Corp. Ltd., Class A	56,900	113,053
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	18,408
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	23,500	22,022
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	53,517
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	23,924
	Zhongsheng Group Holdings Ltd.	385,000	592,049
	Zhongtai Securities Co. Ltd., Class A	11,600	11,099
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
	Zhongtong Bus Co. Ltd., Class A	17,300	27,496
*	Zhongyu Energy Holdings Ltd.	215,000	123,198
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	5,894
		Shares	Value»
CHINA — (Continued)
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	$40,767
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	139,500	535,326
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	40,858
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	60,638
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,200	47,993
	ZJAMP Group Co. Ltd., Class A	17,100	20,735
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	354,600	241,219
	ZTE Corp., Class H	169,800	422,610
	ZTO Express Cayman, Inc. (2057 HK)	42,600	982,489
	ZTO Express Cayman, Inc. (ZTO US), ADR	16,402	379,050
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,164	28,469
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	29,500	43,260
TOTAL CHINA			292,835,572
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	39,341	77,785
	Bancolombia SA (BCOLO CB)	14,376	122,798
	Bancolombia SA (CIB US), Sponsored ADR	9,294	296,572
	Celsia SA ESP	98,037	83,742
#	Grupo Aval Acciones y Valores SA, ADR	4,349	8,568
	Grupo Energia Bogota SA ESP	236,930	135,457
	Interconexion Electrica SA ESP	52,348	207,961

157

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Mineros SA	13,708	$11,322
	Promigas SA ESP	46,475	80,867
TOTAL COLOMBIA			1,025,072
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,954	240,290
Ω	Moneta Money Bank AS	8,762	43,692
TOTAL CZECH REPUBLIC			283,982
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	91,950	142,290
GREECE — (0.4%)
	Alpha Services & Holdings SA	159,431	240,156
	Athens Water Supply & Sewage Co. SA	8,519	53,745
	Autohellas Tourist & Trading SA	5,765	71,214
	Avax SA	7,770	11,831
	Bank of Greece	4,212	60,512
	Ellaktor SA	12,375	23,935
#	ElvalHalcor SA	22,035	41,650
	Eurobank Ergasias Services & Holdings SA, Class A	187,823	388,647
	Fourlis Holdings SA	15,072	60,440
	GEK Terna SA	7,204	135,965
	Hellenic Exchanges - Athens Stock Exchange SA	9,382	43,200
	Hellenic Telecommunications Organization SA	17,341	286,544
	Helleniq Energy Holdings SA	28,592	215,025
	Ideal Holdings SA	11,319	74,908
	Intracom Holdings SA	12,803	38,471
*	Intrakat Technical & Energy Projects SA	5,832	31,187
	Jumbo SA	22,689	605,561
	Kri-Kri Milk Industry SA	1,715	26,009
*	LAMDA Development SA	4,426	35,551
		Shares	Value»
GREECE — (Continued)
*	Lavipharm SA	13,888	$11,077
	Motor Oil Hellas Corinth Refineries SA	25,625	547,236
	National Bank of Greece SA	35,355	276,997
	OPAP SA	33,126	565,962
	Piraeus Financial Holdings SA	75,398	284,087
	Piraeus Port Authority SA	1,629	49,187
	Profile Systems & Software SA	3,854	21,841
	Quest Holdings SA	8,669	52,377
	Sarantis SA	5,551	66,433
	Terna Energy SA	16,088	346,733
	Thrace Plastics Holding & Co.	3,797	15,154
TOTAL GREECE			4,681,635
HONG KONG — (0.0%)
	PAX Global Technology Ltd.	218,000	144,427
HUNGARY — (0.2%)
#*	4iG Nyrt	5,746	12,299
	Magyar Telekom Telecommunications PLC	97,235	297,705
*	MASTERPLAST Nyrt	1,147	8,101
	Opus Global Nyrt	37,779	52,756
	OTP Bank Nyrt	22,647	1,127,503
	Richter Gedeon Nyrt	15,998	462,385
TOTAL HUNGARY			1,960,749
INDIA — (19.7%)
	360 ONE WAM Ltd.	47,676	613,960
*	3i Infotech Ltd.	47,115	15,680
	3M India Ltd.	448	192,289
	63 Moons Technologies Ltd.	2,036	13,819
	Aarti Industries Ltd.	20,172	122,367
	Aarti Pharmalabs Ltd.	6,634	50,637
*	Aavas Financiers Ltd.	7,198	142,583
	ABB India Ltd.	5,794	511,048
	Abbott India Ltd.	126	43,701
	Accelya Solutions India Ltd.	902	17,092
	Action Construction Equipment Ltd.	15,331	248,433

158

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Adani Green Energy Ltd.	17,622	$333,880
	Adani Total Gas Ltd.	42,762	364,531
*	Adani Wilmar Ltd.	8,625	35,430
	ADF Foods Ltd.	12,605	44,888
*	Aditya Birla Capital Ltd.	158,154	380,781
*	Aditya Birla Fashion & Retail Ltd.	99,087	362,435
	Advanced Enzyme Technologies Ltd.	11,626	65,435
	Aegis Logistics Ltd.	43,099	409,614
*	Affle India Ltd.	10,674	194,345
	Agro Tech Foods Ltd.	1,250	14,018
	Ahluwalia Contracts India Ltd.	5,052	63,690
	AIA Engineering Ltd.	1,370	63,135
	Ajanta Pharma Ltd.	10,574	383,559
	Ajmera Realty & Infra India Ltd.	2,145	22,995
	Akzo Nobel India Ltd.	3,858	202,772
	Alembic Ltd.	14,547	22,208
	Alembic Pharmaceuticals Ltd.	11,164	149,665
	Alkem Laboratories Ltd.	7,590	521,038
*	Allcargo Gati Ltd.	15,561	18,026
*	Allcargo Logistics Ltd.	123,978	83,395
	Allcargo Terminals Ltd.	19,487	9,770
	Allied Digital Services Ltd.	4,683	15,214
	Amara Raja Energy & Mobility Ltd.	25,834	425,453
*	Amber Enterprises India Ltd.	2,285	163,213
	Ambika Cotton Mills Ltd.	671	12,598
	Anant Raj Ltd.	23,144	202,399
	Angel One Ltd.	14,848	537,454
	Anup Engineering Ltd.	1,400	57,602
	Apar Industries Ltd.	5,951	707,922
	APL Apollo Tubes Ltd.	51,673	930,050
	Apollo Hospitals Enterprise Ltd.	19,036	1,582,430
	Aptech Ltd.	4,388	9,139
	Arvind Fashions Ltd.	17,579	117,812
		Shares	Value»
INDIA — (Continued)
	Arvind SmartSpaces Ltd.	4,403	$49,175
*	Ashapura Minechem Ltd.	2,437	6,888
	Ashiana Housing Ltd.	10,235	37,674
	Ashok Leyland Ltd.	531,064	1,314,781
*	Ashoka Buildcon Ltd.	41,864	118,351
	Asian Paints Ltd.	69,692	2,419,547
*	Astec Lifesciences Ltd.	1,662	21,461
Ω	Aster DM Healthcare Ltd.	44,244	232,952
	Astra Microwave Products Ltd.	7,406	69,504
	Astral Ltd.	28,717	602,778
	AstraZeneca Pharma India Ltd.	178	16,017
Ω	AU Small Finance Bank Ltd.	26,338	192,103
	AurionPro Solutions Ltd.	5,307	103,950
	Avadh Sugar & Energy Ltd.	1,668	12,306
	Avanti Feeds Ltd.	10,804	75,472
*Ω	Avenue Supermarts Ltd.	12,277	573,041
*	AXISCADES Technologies Ltd.	6,885	40,755
	Bajaj Auto Ltd.	9,292	1,084,225
	Bajaj Consumer Care Ltd.	26,512	71,734
	Bajaj Finance Ltd.	25,221	2,062,340
	Bajaj Finserv Ltd.	49,526	1,026,119
*	Bajaj Hindusthan Sugar Ltd.	143,434	58,686
	Bajaj Holdings & Investment Ltd.	5,613	686,487
	Balaji Amines Ltd.	3,279	82,649
	Balmer Lawrie & Co. Ltd.	23,978	68,376
	Balrampur Chini Mills Ltd.	34,377	252,894
	Banco Products India Ltd.	1,393	12,016
Ω	Bandhan Bank Ltd.	206,402	445,720
	Bank of Baroda	153,195	457,912
	Bank of India	138,098	177,762
	Bank of Maharashtra	149,303	96,535
	Bannari Amman Sugars Ltd.	614	25,507
	BASF India Ltd.	4,885	446,350
	Bata India Ltd.	11,128	179,143

159

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bayer CropScience Ltd.	4,956	$390,058
	BCL Industries Ltd.	12,912	8,726
	BEML Ltd.	5,776	277,856
	Berger Paints India Ltd.	82,416	527,350
*	BF Utilities Ltd.	5,614	56,775
	Bhansali Engineering Polymers Ltd.	24,745	39,611
	Bharat Bijlee Ltd.	1,886	103,712
	Bharat Electronics Ltd.	673,961	2,277,017
	Bharat Forge Ltd.	40,842	684,067
	Bharat Heavy Electricals Ltd.	244,241	691,393
	Bharat Petroleum Corp. Ltd.	290,848	1,076,505
	Bharat Rasayan Ltd.	482	63,713
	Bharti Airtel Ltd.	169,715	3,263,332
	Biocon Ltd.	45,779	171,639
	Birlasoft Ltd.	54,584	354,276
*	BL Kashyap & Sons Ltd.	12,089	11,604
*	Black Box Ltd.	20,920	120,478
	Bliss Gvs Pharma Ltd.	7,571	11,059
	BLS International Services Ltd.	11,753	55,612
	Blue Dart Express Ltd.	1,255	122,425
	Blue Star Ltd.	27,765	615,796
	Bombay Burmah Trading Co.	6,371	209,444
	Bombay Dyeing & Manufacturing Co. Ltd.	30,915	85,645
*††	Borosil Scientific Ltd.	1,998	4,364
	Bosch Ltd.	962	400,059
	Brigade Enterprises Ltd.	11,908	167,101
*	Brightcom Group Ltd.	280,280	26,966
*	Britannia Industries Ltd.	16,319	1,110,097
	BSE Ltd.	6,555	347,576
*	Camlin Fine Sciences Ltd.	29,561	36,649
	Can Fin Homes Ltd.	23,469	241,785
	Canara Bank	427,430	521,240
*	Capacit'e Infraprojects Ltd.	7,109	32,021
	Caplin Point Laboratories Ltd.	6,971	168,261
		Shares	Value»
INDIA — (Continued)
	Carborundum Universal Ltd.	27,964	$456,851
*	Cartrade Tech Ltd.	6,926	88,758
	Carysil Ltd.	1,864	17,706
	Castrol India Ltd.	167,976	417,797
	CE Info Systems Ltd.	3,487	80,275
	Ceat Ltd.	3,239	107,665
	Central Depository Services India Ltd.	27,070	496,272
	Century Enka Ltd.	1,684	11,569
	Century Plyboards India Ltd.	29,510	297,372
	Cera Sanitaryware Ltd.	1,360	116,120
	CG Power & Industrial Solutions Ltd.	157,311	1,310,885
*	Chalet Hotels Ltd.	4,577	47,234
	Chambal Fertilisers & Chemicals Ltd.	35,229	202,021
*	Chemplast Sanmar Ltd.	5,512	31,135
	Chennai Petroleum Corp. Ltd.	21,491	163,076
	Cholamandalam Financial Holdings Ltd.	26,218	529,342
	Cholamandalam Investment & Finance Co. Ltd.	82,518	1,241,276
	CIE Automotive India Ltd.	22,908	134,546
	Cigniti Technologies Ltd.	5,273	88,477
	Cipla Ltd.	58,733	1,081,365
	City Union Bank Ltd.	103,344	215,140
	Clean Science & Technology Ltd.	2,279	41,337
	CMS Info Systems Ltd.	16,374	104,089
Ω	Cochin Shipyard Ltd.	27,260	484,138
*Ω	Coffee Day Enterprises Ltd.	35,468	14,402
	Coforge Ltd.	18,924	1,701,047
	Colgate-Palmolive India Ltd.	40,596	1,480,107
	Computer Age Management Services Ltd.	9,520	501,603
	Container Corp. of India Ltd.	42,482	425,610
	Control Print Ltd.	2,334	20,008

160

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	47,641	$943,027
	Cosmo First Ltd.	1,123	10,294
	CreditAccess Grameen Ltd.	12,386	144,004
	CRISIL Ltd.	4,179	272,601
	Crompton Greaves Consumer Electricals Ltd.	69,066	322,112
*	CSB Bank Ltd.	11,315	42,262
	Cummins India Ltd.	18,888	782,379
	Cupid Ltd.	6,796	6,522
	Cyient Ltd.	23,643	512,714
Ω	D.P. Abhushan Ltd.	943	19,798
	Dabur India Ltd.	89,427	574,764
	Dalmia Bharat Sugar & Industries Ltd.	3,997	21,800
	DB Corp. Ltd.	2,728	10,457
	DCM Shriram Industries Ltd.	7,514	16,108
	Deep Industries Ltd.	3,825	21,927
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	235,919
	Deepak Nitrite Ltd.	22,380	702,477
*	Delhivery Ltd.	69,980	295,818
	Delta Corp. Ltd.	19,778	27,325
*	DEN Networks Ltd.	51,088	29,082
*	Dhampur Sugar Mills Ltd.	10,271	23,814
*	Dhanlaxmi Bank Ltd.	50,500	20,960
	Dhanuka Agritech Ltd.	4,458	83,552
Ω	Dilip Buildcon Ltd.	14,000	83,453
*	Dish TV India Ltd.	417,871	64,117
*	Dishman Carbogen Amcis Ltd.	13,491	31,053
	Dixon Technologies India Ltd.	8,519	1,425,188
	Dodla Dairy Ltd.	959	13,432
	Dollar Industries Ltd.	2,411	14,648
	Dr Reddy's Laboratories Ltd. (RDY US), ADR	2,168	160,215
Ω	Dr. Lal PathLabs Ltd.	10,906	405,083
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	59,040	892,885
	Dreamfolks Services Ltd.	4,379	23,667
*	Dwarikesh Sugar Industries Ltd.	24,957	18,584
	Dynamatic Technologies Ltd.	652	58,720
		Shares	Value»
INDIA — (Continued)
	eClerx Services Ltd.	8,309	$286,616
	Eicher Motors Ltd.	22,412	1,304,805
	EID Parry India Ltd.	27,259	260,327
	Eimco Elecon India Ltd.	645	20,028
	Elecon Engineering Co. Ltd.	19,406	132,820
	Elgi Equipments Ltd.	33,915	267,792
	Emami Ltd.	73,976	619,997
Ω	Endurance Technologies Ltd.	6,416	180,678
	Engineers India Ltd.	84,350	194,194
	Epigral Ltd.	1,682	42,363
	EPL Ltd.	67,370	214,719
*	Equinox India Developments Ltd.	82,027	107,292
Ω	Equitas Small Finance Bank Ltd.	119,737	98,922
*Ω	Eris Lifesciences Ltd.	11,571	180,505
	ESAB India Ltd.	1,334	102,817
	Escorts Kubota Ltd.	8,042	359,878
*	Ethos Ltd.	922	32,104
	Eveready Industries India Ltd.	2,554	12,224
	Everest Kanto Cylinder Ltd.	17,487	38,095
	Excel Industries Ltd.	1,401	25,063
*	Expleo Solutions Ltd.	589	8,554
*	FDC Ltd.	13,171	86,019
	Federal Bank Ltd.	474,197	1,149,125
	Filatex India Ltd.	43,861	31,407
	Fine Organic Industries Ltd.	1,963	113,607
	Fineotex Chemical Ltd.	10,162	45,093
*	Fino Payments Bank Ltd.	970	4,395
	Finolex Cables Ltd.	17,633	255,345
	Finolex Industries Ltd.	65,665	237,563
	Firstsource Solutions Ltd.	110,374	445,390
	Force Motors Ltd.	1,571	145,056
	Fortis Healthcare Ltd.	95,400	716,248
*	FSN E-Commerce Ventures Ltd.	174,549	376,352
*	Fusion Finance Ltd.	8,570	22,050
*	G R Infraprojects Ltd.	1,451	27,700
	Gabriel India Ltd.	7,071	38,149
	Galaxy Surfactants Ltd.	4,918	171,663

161

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ganesh Benzoplast Ltd.	3,712	$6,163
	Ganesh Housing Corp. Ltd.	3,603	45,621
	Ganesha Ecosphere Ltd.	1,641	41,226
	Garware Hi-Tech Films Ltd.	873	42,022
	Gateway Distriparks Ltd.	84,005	87,787
	GE T&D India Ltd.	4,385	92,232
	GHCL Textiles Ltd.	10,074	12,543
	GIC Housing Finance Ltd.	13,893	34,797
	Gillette India Ltd.	1,864	220,744
*Ω	Gland Pharma Ltd.	2,287	44,869
	GlaxoSmithKline Pharmaceuticals Ltd.	11,246	362,008
	Glenmark Pharmaceuticals Ltd.	22,170	447,178
*	Global Health Ltd.	17,102	224,729
	Globus Spirits Ltd.	1,069	13,406
	GMM Pfaudler Ltd.	5,401	89,578
*	GMR Airports Infrastructure Ltd.	491,954	461,516
	GNA Axles Ltd.	2,031	9,685
	GOCL Corp. Ltd.	2,497	12,182
	Godrej Consumer Products Ltd.	42,740	651,736
*	Godrej Industries Ltd.	13,801	170,616
*	Godrej Properties Ltd.	21,424	731,162
	Gokaldas Exports Ltd.	5,983	64,116
	Goldiam International Ltd.	9,589	40,300
	Goodyear India Ltd.	675	8,175
	Granules India Ltd.	43,108	292,613
	Grauer & Weil India Ltd.	45,140	54,456
	Gravita India Ltd.	3,163	79,098
	Greaves Cotton Ltd.	27,270	59,859
	Greenlam Industries Ltd.	5,484	34,064
	Greenply Industries Ltd.	28,877	119,197
	Grindwell Norton Ltd.	7,223	192,081
*	GTL Infrastructure Ltd.	1,378,872	33,798
	Gufic Biosciences Ltd.	2,091	10,904
		Shares	Value»
INDIA — (Continued)
	Gujarat Gas Ltd.	34,519	$213,586
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,821	162,262
	Gujarat Pipavav Port Ltd.	75,513	177,804
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	133,258
	Gujarat State Petronet Ltd.	86,224	397,807
	Gulf Oil Lubricants India Ltd.	3,376	47,573
*	Hathway Cable & Datacom Ltd.	100,039	23,022
	Hatsun Agro Product Ltd.	14,046	181,953
	Havells India Ltd.	32,078	625,270
	HBL Power Systems Ltd.	31,189	206,890
	HCL Technologies Ltd.	129,196	2,713,248
Ω	HDFC Asset Management Co. Ltd.	28,179	1,438,148
	HDFC Bank Ltd.	203,505	4,179,612
Ω	HDFC Life Insurance Co. Ltd.	64,413	550,070
*	HealthCare Global Enterprises Ltd.	14,367	76,691
	HEG Ltd.	13,560	69,694
	Heritage Foods Ltd.	11,224	70,153
	Hero MotoCorp Ltd. (HMCL IN)	28,598	1,687,486
*	Heubach Colorants India Ltd.	3,739	24,124
	HFCL Ltd.	194,533	278,750
	HG Infra Engineering Ltd.	3,130	50,264
	HIL Ltd.	812	26,599
	Himadri Speciality Chemical Ltd.	72,384	493,315
*	Himatsingka Seide Ltd.	8,012	16,090
	Hinduja Global Solutions Ltd.	5,135	47,878
	Hindustan Aeronautics Ltd.	24,949	1,257,639
*	Hindustan Construction Co. Ltd.	295,078	141,899
	Hindustan Copper Ltd.	31,109	107,976

162

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Hindustan Foods Ltd.	5,182	$37,546
	Hindustan Unilever Ltd.	77,554	2,327,214
	Hindware Home Innovation Ltd.	4,321	15,431
	Hitachi Energy India Ltd.	312	51,024
	Hle Glascoat Ltd.	1,785	7,872
Ω	Home First Finance Co. India Ltd.	1,745	24,430
	Honda India Power Products Ltd.	808	35,919
	HPL Electric & Power Ltd.	3,653	22,675
	Huhtamaki India Ltd.	5,375	18,242
	I G Petrochemicals Ltd.	1,750	11,861
	ICICI Bank Ltd. (IBN US), Sponsored ADR	175,197	5,327,741
	ICICI Bank Ltd. (ICICIBC IN)	106,778	1,641,158
Ω	ICICI Lombard General Insurance Co. Ltd.	31,219	709,745
Ω	ICICI Prudential Life Insurance Co. Ltd.	44,368	390,614
Ω	ICICI Securities Ltd.	14,730	152,200
	ICRA Ltd.	384	32,497
*	IDFC First Bank Ltd.	1,239,328	969,951
*	IFB Industries Ltd.	2,098	38,430
*	IFCI Ltd.	123,937	84,623
	IIFL Securities Ltd.	34,169	153,535
*	Imagicaaworld Entertainment Ltd.	21,746	19,779
Ω	IndiaMart InterMesh Ltd.	1,988	58,955
	Indian Bank	25,768	180,484
Ω	Indian Energy Exchange Ltd.	98,581	207,452
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	620,563
Ω	Indian Railway Finance Corp. Ltd.	286,818	527,683
	Indigo Paints Ltd.	2,508	48,832
	Indraprastha Gas Ltd.	76,056	379,196
	Indraprastha Medical Corp. Ltd.	14,570	69,722
	IndusInd Bank Ltd.	24,576	307,285
	Infibeam Avenues Ltd.	172,173	59,218
		Shares	Value»
INDIA — (Continued)
	Info Edge India Ltd.	16,910	$1,489,840
	Infosys Ltd. (INFO IN)	326,432	6,832,980
#	Infosys Ltd. (INFY US), Sponsored ADR	249,310	5,213,072
*	Inox Wind Ltd.	91,016	239,889
	Insecticides India Ltd.	4,425	45,030
	Intellect Design Arena Ltd.	21,110	183,458
	IOL Chemicals & Pharmaceuticals Ltd.	2,117	10,024
	ION Exchange India Ltd.	17,344	145,221
	IRB Infrastructure Developers Ltd.	401,090	246,978
Ω	IRCON International Ltd.	77,768	200,181
	ISGEC Heavy Engineering Ltd.	4,973	79,663
	ITD Cementation India Ltd.	23,769	159,668
	J Kumar Infraprojects Ltd.	8,288	77,923
*	Jagran Prakashan Ltd.	8,300	8,843
*	Jai Balaji Industries Ltd.	3,718	47,969
	Jai Corp. Ltd.	4,884	19,200
*	Jain Irrigation Systems Ltd.	40,771	31,333
	Jammu & Kashmir Bank Ltd.	103,452	122,915
	Jamna Auto Industries Ltd.	41,400	55,085
	Jash Engineering Ltd.	3,840	23,144
	JB Chemicals & Pharmaceuticals Ltd.	19,182	443,337
	Jindal Poly Films Ltd.	5,639	50,518
	Jindal Saw Ltd.	40,752	152,541
	Jindal Stainless Ltd.	7,288	58,090
*	Jio Financial Services Ltd.	183,847	702,527
*	JITF Infralogistics Ltd.	984	9,465
	JK Paper Ltd.	23,570	128,405
	JM Financial Ltd.	148,399	244,584
	JTEKT India Ltd.	6,243	12,838

163

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jubilant Pharmova Ltd.	12,704	$181,223
	Jupiter Wagons Ltd.	21,015	128,472
*	Just Dial Ltd.	7,135	96,076
	Jyothy Labs Ltd.	38,215	236,009
*	Jyoti Structures Ltd.	136,675	59,449
	Kalpataru Projects International Ltd.	24,859	377,059
	Kalyan Jewellers India Ltd.	65,114	506,856
	Kamdhenu Ltd.	1,733	10,015
	Kansai Nerolac Paints Ltd.	62,903	212,697
	Karnataka Bank Ltd.	34,527	88,559
	Kaveri Seed Co. Ltd.	5,664	61,905
	KDDL Ltd.	1,783	55,040
	KEC International Ltd.	32,737	385,144
	KEI Industries Ltd.	16,302	782,002
*	Kellton Tech Solutions Ltd.	25,544	42,434
	Kennametal India Ltd.	1,352	48,167
*	Kiri Industries Ltd.	4,098	18,964
	Kirloskar Brothers Ltd.	5,926	135,228
*	Kirloskar Electric Co. Ltd.	4,425	10,356
	Kirloskar Industries Ltd.	167	9,551
	Kirloskar Oil Engines Ltd.	21,113	286,131
	Kirloskar Pneumatic Co. Ltd.	3,480	69,464
	KNR Constructions Ltd.	46,503	163,430
	Kolte-Patil Developers Ltd.	8,425	36,821
	Kopran Ltd.	3,553	12,115
	Kotak Mahindra Bank Ltd.	40,432	832,427
	Kovai Medical Center & Hospital	834	52,742
	KPIT Technologies Ltd.	54,528	898,847
	KPR Mill Ltd.	10,833	119,474
	KRBL Ltd.	2,328	8,027
*Ω	Krishna Institute of Medical Sciences Ltd.	24,449	158,494
	Krsnaa Diagnostics Ltd.	1,566	17,531
	KSB Ltd.	13,940	132,666
	Ksolves India Ltd.	761	8,612
		Shares	Value»
INDIA — (Continued)
*	Latent View Analytics Ltd.	3,778	$20,527
	Laxmi Organic Industries Ltd.	6,427	20,713
	LG Balakrishnan & Bros Ltd.	3,409	53,345
	LIC Housing Finance Ltd.	108,939	816,349
	Lloyds Engineering Works Ltd.	65,118	57,290
*	Lloyds Metals & Energy Ltd.	9,121	105,160
	LMW Ltd.	497	98,924
	LT Foods Ltd.	45,711	211,745
	Lumax Industries Ltd.	391	11,406
	Lupin Ltd.	26,614	693,074
	LUX Industries Ltd.	742	17,324
	Mahanagar Gas Ltd.	13,535	231,407
	Maharashtra Scooters Ltd.	255	31,520
	Maharashtra Seamless Ltd.	5,712	42,311
	Mahindra & Mahindra Financial Services Ltd.	102,021	326,348
	Mahindra & Mahindra Ltd.	117,556	3,827,820
*	Mahindra Holidays & Resorts India Ltd.	7,103	32,142
	Mahindra Lifespace Developers Ltd.	18,060	105,902
Ω	Mahindra Logistics Ltd.	13,865	67,411
*	Man Industries India Ltd.	4,913	18,594
	Man Infraconstruction Ltd.	27,104	62,670
	Manappuram Finance Ltd.	130,357	242,336
	Mangalore Refinery & Petrochemicals Ltd.	52,518	92,228
	Marico Ltd.	217,075	1,657,093
	Marksans Pharma Ltd.	60,249	207,376
	Maruti Suzuki India Ltd.	7,904	1,040,640
Ω	MAS Financial Services Ltd.	11,088	38,373
	Mastek Ltd.	5,221	178,076
Ω	Matrimony.com Ltd.	647	6,135

164

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Max Financial Services Ltd.	29,521	$450,159
	Max Healthcare Institute Ltd.	74,226	893,722
*	Max India Ltd.	3,349	10,752
	Mayur Uniquoters Ltd.	7,327	53,464
	Mazagon Dock Shipbuilders Ltd.	5,092	246,007
Ω	Medi Assist Healthcare Services Ltd.	5,543	40,658
*	Meghmani Organics Ltd.	41,024	48,660
Ω	Metropolis Healthcare Ltd.	7,810	198,099
	Minda Corp. Ltd.	7,742	47,195
Ω	Mishra Dhatu Nigam Ltd.	4,384	17,328
	MOIL Ltd.	8,698	33,937
	Monte Carlo Fashions Ltd.	650	6,014
*	Morepen Laboratories Ltd.	11,209	10,598
	Motherson Sumi Wiring India Ltd.	448,743	334,806
	Motilal Oswal Financial Services Ltd.	43,364	485,077
	Mphasis Ltd.	31,714	1,082,484
	MPS Ltd.	544	13,810
*	Nalwa Sons Investments Ltd.	572	41,915
	Narayana Hrudayalaya Ltd.	24,437	368,430
	Natco Pharma Ltd.	8,031	133,080
	Navin Fluorine International Ltd.	4,395	173,600
*Ω	Navkar Corp. Ltd.	12,774	20,435
	Navneet Education Ltd.	15,429	26,465
	NELCO Ltd.	2,476	26,850
	NESCO Ltd.	5,512	64,831
	Newgen Software Technologies Ltd.	9,198	139,962
	NHPC Ltd.	730,972	714,281
	NIIT Learning Systems Ltd.	22,321	115,729
	NIIT Ltd.	22,321	41,028
	Nilkamal Ltd.	2,078	48,161
Ω	Nippon Life India Asset Management Ltd.	40,932	343,424
	Nitin Spinners Ltd.	2,439	12,059
		Shares	Value»
INDIA — (Continued)
	NOCIL Ltd.	29,096	$100,116
	Novartis India Ltd.	2,011	25,446
	NRB Bearings Ltd.	9,283	28,138
	Nucleus Software Exports Ltd.	3,864	54,544
*	Nuvama Wealth Management Ltd.	1,849	153,010
	Oberoi Realty Ltd.	27,901	654,453
	Odigma Consultancy Solutions	1,934	2,927
*	Omaxe Ltd.	7,794	10,991
	One 97 Communications Ltd.	43,595	391,084
*	OnMobile Global Ltd.	3,606	3,452
	Oracle Financial Services Software Ltd.	7,469	966,917
*	Orchid Pharma Ltd.	1,750	30,221
	Orient Electric Ltd.	29,254	85,516
††	Oriental Carbon & Chemicals Ltd.	9,545	10,400
	Page Industries Ltd.	1,682	857,614
	Paisalo Digital Ltd.	128,021	70,800
	Panama Petrochem Ltd.	8,339	37,453
*	Paramount Communications Ltd.	12,191	10,385
	Patanjali Foods Ltd.	7,458	158,409
*	Patel Engineering Ltd.	91,668	55,694
*	PC Jeweller Ltd.	86,955	162,225
	PCBL Ltd.	16,670	81,085
	PDS Ltd.	5,920	39,783
	Pearl Global Industries Ltd.	4,006	45,857
*	Peninsula Land Ltd.	18,408	10,695
	Persistent Systems Ltd.	36,296	2,310,805
	Petronet LNG Ltd.	380,211	1,505,304
	Pfizer Ltd.	2,020	122,402
	Phoenix Mills Ltd.	32,406	586,095
	PI Industries Ltd.	22,262	1,184,071
	Pidilite Industries Ltd.	19,616	732,970
	Piramal Enterprises Ltd.	13,769	172,851
	Piramal Pharma Ltd.	36,782	116,610
	Pitti Engineering Ltd.	3,818	58,036
*	PNB Gilts Ltd.	17,570	24,563
	PNC Infratech Ltd.	26,853	100,982
	Pokarna Ltd.	272	3,505
	Poly Medicure Ltd.	5,938	203,088

165

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Polycab India Ltd.	10,159	$778,985
	Polyplex Corp. Ltd.	6,178	83,894
	Poonawalla Fincorp Ltd.	46,243	208,090
	Power Finance Corp. Ltd.	434,070	2,333,211
	Power Grid Corp. of India Ltd.	448,254	1,705,149
	Power Mech Projects Ltd.	4,158	145,880
	Praj Industries Ltd.	41,695	364,845
Ω	Prataap Snacks Ltd.	989	12,463
	Precision Wires India Ltd.	16,037	36,412
	Premier Explosives Ltd. (PRE IN)	4,205	22,401
	Prestige Estates Projects Ltd.	39,763	773,643
*	Pricol Ltd.	12,224	70,073
*	Prime Focus Ltd.	20,031	31,811
*	Prince Pipes & Fittings Ltd.	1,405	7,886
	Privi Speciality Chemicals Ltd.	1,728	35,370
	Procter & Gamble Health Ltd.	1,986	123,995
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	624,868
*	PSP Projects Ltd.	1,462	10,463
*	PTC India Financial Services Ltd.	92,542	47,933
	PTC India Ltd.	119,739	258,927
	Punjab National Bank	94,715	110,180
	Puravankara Ltd.	12,820	63,825
Ω	Quess Corp. Ltd.	21,752	186,698
	R Systems International Ltd.	6,990	40,598
	Radico Khaitan Ltd.	5,415	153,146
	Rail Vikas Nigam Ltd.	95,639	532,594
*	Rain Industries Ltd.	21,965	42,048
*	Rajesh Exports Ltd.	19,507	59,571
	Rallis India Ltd.	21,613	87,381
	Ram Ratna Wires Ltd.	3,007	21,393
	Ramco Industries Ltd.	3,297	9,582
*	Ramco Systems Ltd.	2,608	12,187
	Ramkrishna Forgings Ltd.	39,375	428,151
*	Ramky Infrastructure Ltd.	2,084	15,536
		Shares	Value»
INDIA — (Continued)
	Rane Holdings Ltd.	2,135	$47,266
*	Rane Madras Ltd.	711	8,118
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	100,192
	Ratnamani Metals & Tubes Ltd.	6,847	299,131
*	Raymond Lifestyle Ltd.	2,051	53,862
	Raymond Ltd.	2,564	49,723
Ω	RBL Bank Ltd.	87,021	173,692
	REC Ltd.	364,331	2,249,655
	Redington Ltd.	247,667	568,855
*	Redtape Ltd.	7,715	89,297
	Reliance Industrial Infrastructure Ltd.	1,327	17,600
*	Religare Enterprises Ltd.	23,726	69,499
	Repco Home Finance Ltd.	5,723	32,160
	Rico Auto Industries Ltd.	15,958	18,155
	RITES Ltd.	28,130	100,341
	Route Mobile Ltd.	6,572	119,084
	RPG Life Sciences Ltd.	824	24,583
*	RPSG Ventures Ltd.	2,544	31,264
	RSWM Ltd.	4,197	9,497
	Rupa & Co. Ltd.	5,302	16,420
	Safari Industries India Ltd.	4,559	119,982
	Saksoft Ltd.	13,898	37,594
Ω	Salasar Techno Engineering Ltd.	76,968	16,247
	Sammaan Capital Ltd.	105,775	180,788
	Samvardhana Motherson International Ltd.	534,415	1,146,294
	Sandhar Technologies Ltd.	3,542	20,506
	Sangam India Ltd.	1,378	6,445
	Sanghvi Movers Ltd.	12,138	57,730
*	Sanofi Consumer Healthcare India Ltd.	2,689	157,817
	Sanofi India Ltd.	2,689	218,569
Ω	Sansera Engineering Ltd.	994	18,047
	Saregama India Ltd.	7,887	50,301
	Sasken Technologies Ltd.	1,565	31,209
	Savita Oil Technologies Ltd.	12,025	76,871

166

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SBI Cards & Payment Services Ltd.	55,477	$453,059
Ω	SBI Life Insurance Co. Ltd.	68,816	1,321,550
	Schaeffler India Ltd.	12,188	500,084
*	Schneider Electric Infrastructure Ltd.	23,603	217,764
*	SEAMEC Ltd.	1,901	31,082
*	SEPC Ltd.	154,410	47,575
Ω	SH Kelkar & Co. Ltd.	22,091	75,882
	Shakti Pumps India Ltd.	3,183	170,137
	Shalby Ltd.	3,933	11,041
	Shankara Building Products Ltd.	2,509	14,726
	Shanthi Gears Ltd.	1,459	9,655
	Sharda Cropchem Ltd.	13,530	120,916
	Sharda Motor Industries Ltd.	1,613	42,846
	Share India Securities Ltd.	8,625	29,945
*	Sheela Foam Ltd.	4,950	48,853
*	Shilpa Medicare Ltd.	7,105	71,578
	Shivalik Bimetal Controls Ltd.	7,392	57,792
*	Shoppers Stop Ltd.	8,764	69,852
*	Shree Renuka Sugars Ltd.	107,384	54,945
	Shriram Finance Ltd.	29,816	1,107,351
	Shriram Pistons & Rings Ltd.	1,429	36,361
	Siemens Ltd.	3,972	329,470
Ω	Sirca Paints India Ltd.	3,688	14,884
*	SIS Ltd.	11,699	55,652
*	SJS Enterprises Ltd.	1,458	20,873
	SJVN Ltd.	175,170	234,573
	SKF India Ltd.	6,470	395,922
	SML ISUZU Ltd.	440	9,387
	Snowman Logistics Ltd.	32,403	26,145
	Sobha Ltd.	8,551	161,247
	Somany Ceramics Ltd.	3,868	29,487
Ω	Sona Blw Precision Forgings Ltd.	40,071	325,923
	Sonata Software Ltd.	74,871	543,190
	South Indian Bank Ltd.	385,651	112,172
	SP Apparels Ltd.	525	5,672
*	Spandana Sphoorty Financial Ltd.	6,230	30,263
		Shares	Value»
INDIA — (Continued)
	SRF Ltd.	44,677	$1,186,452
	Strides Pharma Science Ltd.	17,020	315,234
	Stylam Industries Ltd.	1,747	47,320
	Styrenix Performance Materials Ltd.	1,162	34,477
*	Subex Ltd.	108,975	31,101
	Subros Ltd.	3,035	22,850
	Sudarshan Chemical Industries Ltd.	5,116	63,354
	Sumitomo Chemical India Ltd.	11,897	81,395
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	74,863	1,651,063
	Sun TV Network Ltd.	31,011	281,554
	Sundaram Finance Ltd.	9,248	525,341
	Sundaram-Clayton Ltd.	1,384	37,351
	Sunteck Realty Ltd.	12,565	82,144
	Suprajit Engineering Ltd.	15,139	91,927
	Supreme Industries Ltd.	19,667	1,000,201
	Supreme Petrochem Ltd.	24,390	219,251
*	Suryoday Small Finance Bank Ltd.	11,567	20,538
*	Suzlon Energy Ltd.	1,418,845	1,125,971
	Swaraj Engines Ltd.	2,717	95,627
	Symphony Ltd.	3,487	64,026
Ω	Syngene International Ltd.	58,933	604,187
	Talbros Automotive Components Ltd.	3,456	12,725
	Tamil Nadu Newsprint & Papers Ltd.	11,188	23,576
	Tamilnad Mercantile Bank Ltd.	10,727	57,295
	Tamilnadu Petroproducts Ltd.	23,240	23,651
	Tanla Platforms Ltd.	30,563	271,130
*	TARC Ltd.	9,697	27,351
	Tata Communications Ltd.	29,082	612,148
	Tata Consultancy Services Ltd.	119,745	5,641,751
	Tata Consumer Products Ltd.	64,157	763,170
	Tata Elxsi Ltd.	11,196	931,997
	Tata Motors Ltd.	301,394	2,985,389

167

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TCI Express Ltd.	2,376	$27,449
	TCPL Packaging Ltd.	151	5,553
	TD Power Systems Ltd.	26,003	126,566
*	TeamLease Services Ltd.	1,462	48,504
	Tech Mahindra Ltd.	100,149	1,908,015
	Tega Industries Ltd.	2,443	55,686
	Texmaco Rail & Engineering Ltd.	119,190	313,287
	Thanga Mayil Jewellery Ltd.	2,666	72,240
	Thejo Engineering Ltd.	340	9,254
	Thermax Ltd.	2,737	160,634
	Thirumalai Chemicals Ltd.	19,514	70,696
	Thomas Cook India Ltd.	39,648	90,814
*Ω	Thyrocare Technologies Ltd.	5,502	60,377
	Tilaknagar Industries Ltd.	26,662	91,594
	Time Technoplast Ltd.	62,992	316,238
	Timken India Ltd.	9,056	364,716
	Tips Music Ltd.	8,804	92,608
	Titagarh Rail System Ltd.	19,998	289,194
	Titan Co. Ltd.	67,161	2,609,390
	Torrent Pharmaceuticals Ltd.	25,958	984,323
	Tourism Finance Corp. of India Ltd.	20,829	38,691
*	TransIndia Real Estate Ltd.	19,487	9,236
	Transport Corp. of India Ltd.	6,877	88,127
	Trent Ltd.	21,430	1,813,857
	Triveni Engineering & Industries Ltd.	20,609	101,687
	Triveni Turbine Ltd.	30,616	250,719
	TTK Prestige Ltd.	11,015	113,052
	Tube Investments of India Ltd.	19,773	1,046,551
	TVS Holdings Ltd.	1,521	226,476
	TVS Motor Co. Ltd.	56,576	1,672,154
	Uflex Ltd.	12,421	85,959
	United Breweries Ltd.	10,448	238,227
	United Spirits Ltd.	72,794	1,253,539
	UNO Minda Ltd.	30,086	350,167
	UPL Ltd.	193,655	1,273,854
		Shares	Value»
INDIA — (Continued)
	Usha Martin Ltd.	15,934	$80,132
	UTI Asset Management Co. Ltd.	9,427	148,372
*	V2 Retail Ltd.	1,576	20,968
*	VA Tech Wabag Ltd.	11,524	242,435
	Vadilal Industries Ltd.	537	24,410
	Vaibhav Global Ltd.	14,609	51,075
*Ω	Varroc Engineering Ltd.	9,736	59,936
	Varun Beverages Ltd.	164,087	1,170,851
*	Vascon Engineers Ltd.	27,423	18,058
	Vedant Fashions Ltd.	950	15,759
	Veedol Corporation Ltd.	1,780	40,929
	Vesuvius India Ltd.	2,177	136,634
	V-Guard Industries Ltd.	45,354	232,922
	Vinati Organics Ltd.	5,149	118,810
	Vindhya Telelinks Ltd.	2,422	57,187
	VIP Industries Ltd.	9,441	53,455
	Vishnu Chemicals Ltd.	2,254	13,642
*	VL E-Governance & IT Solutions Ltd.	15,966	28,206
*	Vodafone Idea Ltd.	3,089,440	296,696
	Voltamp Transformers Ltd.	1,855	257,826
	Voltas Ltd.	45,021	882,540
	VST Tillers Tractors Ltd.	993	52,558
	Welspun Corp. Ltd.	48,585	418,734
	Welspun Enterprises Ltd.	19,581	115,469
	West Coast Paper Mills Ltd.	10,620	71,888
	Whirlpool of India Ltd.	3,492	82,866
	Windlas Biotech Ltd.	1,839	24,583
	Wipro Ltd.	160,029	1,044,151
*	Wockhardt Ltd.	19,314	275,855
	Wonderla Holidays Ltd.	6,246	64,643
*	Yes Bank Ltd.	865,947	208,837
*	Zee Entertainment Enterprises Ltd.	270,307	391,403
	Zen Technologies Ltd.	7,330	162,330
	Zensar Technologies Ltd.	43,425	361,907

168

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ZF Commercial Vehicle Control Systems India Ltd.	523	$89,094
*	Zomato Ltd.	425,217	1,218,689
	Zydus Lifesciences Ltd.	53,487	636,997
	Zydus Wellness Ltd.	4,337	100,442
TOTAL INDIA			219,076,836
INDONESIA — (0.7%)
*	Adhi Karya Persero Tbk. PT	910,100	16,682
	Adi Sarana Armada Tbk. PT	440,500	21,737
*	Agung Semesta Sejahtera Tbk. PT	344,900	241
*	Alam Sutera Realty Tbk. PT	2,532,800	33,551
	Arwana Citramulia Tbk. PT	996,500	48,531
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	76,501
	Astra Otoparts Tbk. PT	208,600	33,432
	Avia Avian Tbk. PT	3,146,700	95,707
	Bank BTPN Syariah Tbk. PT	785,300	53,226
*	Bank Bukopin Tbk. PT	1,382,400	5,279
*	Bank Neo Commerce Tbk. PT	2,335,300	39,592
	Bank OCBC Nisp Tbk. PT	945,900	82,593
*	Bank Pan Indonesia Tbk. PT	868,300	104,950
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	949,100	33,865
	Bank Tabungan Negara Persero Tbk. PT	848,800	75,763
	Barito Pacific Tbk. PT	2,673,077	169,237
	BFI Finance Indonesia Tbk. PT	2,332,500	147,130
	BISI International Tbk. PT	170,900	14,722
	Blue Bird Tbk. PT	152,000	20,350
*	Bukalapak.com Tbk. PT	21,331,000	173,660
*	Bumi Serpong Damai Tbk. PT	479,200	37,130
		Shares	Value»
INDONESIA — (Continued)
*	Capital Financial Indonesia Tbk. PT	237,300	$8,391
	Chandra Asri Pacific Tbk. PT	118,600	66,107
	Cisarua Mountain Dairy Tbk. PT	248,700	90,276
	Dayamitra Telekomunikasi PT	1,834,800	73,624
	Elang Mahkota Teknologi Tbk. PT	3,757,500	122,036
	Erajaya Swasembada Tbk. PT	3,413,900	97,836
	ESSA Industries Indonesia Tbk. PT	1,766,200	110,818
	Gajah Tunggal Tbk. PT	256,600	21,750
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	63,681
	Hexindo Adiperkasa Tbk. PT	63,500	22,469
	Impack Pratama Industri Tbk. PT	2,765,800	58,829
	Indomobil Sukses Internasional Tbk. PT	502,700	40,542
	Indosat Tbk. PT	1,352,800	215,291
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	78,354
*††	Inti Agri Resources Tbk. PT	550,900	0
*	Intiland Development Tbk. PT	2,181,100	25,707
	Jasa Marga Persero Tbk. PT	770,800	237,756
	Jaya Real Property Tbk. PT	709,100	29,839
	Kalbe Farma Tbk. PT	3,049,200	314,175
*	Kawasan Industri Jababeka Tbk. PT	1,676,900	20,740
	KMI Wire & Cable Tbk. PT	229,100	5,772
	Map Aktif Adiperkasa PT	2,105,200	145,502
	Mayora Indah Tbk. PT	1,696,900	280,924
	MD Entertainment Tbk. PT	288,500	58,090
*	Media Nusantara Citra Tbk. PT	2,337,100	49,118
	Medikaloka Hermina Tbk. PT	1,605,300	153,569

169

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Copper Gold Tbk. PT	1,154,832	$178,520
*	Metro Healthcare Indonesia Tbk. PT	3,077,400	25,718
	Metrodata Electronics Tbk. PT	2,268,400	91,915
	Mitra Adiperkasa Tbk. PT	2,599,500	261,193
	Mitra Keluarga Karyasehat Tbk. PT	1,022,400	176,346
	Mitra Pinasthika Mustika Tbk. PT	395,200	25,532
*	MNC Digital Entertainment Tbk. PT	1,376,000	113,859
*	MNC Land Tbk. PT	7,894,400	84,089
	Mulia Industrindo Tbk. PT	288,700	6,178
	Nippon Indosari Corpindo Tbk. PT	140,600	8,811
Ω	Nusantara Sejahtera Raya Tbk. PT	2,386,900	30,364
*	Pacific Strategic Financial Tbk. PT	943,000	65,178
*	Panin Financial Tbk. PT	4,577,500	138,649
*	Paninvest Tbk. PT	332,500	24,161
*††	Pool Advista Indonesia Tbk. PT	64,100	38
*	PP Persero Tbk. PT	893,600	25,374
	Prodia Widyahusada Tbk. PT	96,600	18,409
	Puradelta Lestari Tbk. PT	4,085,000	42,887
*††	Rimo International Lestari Tbk. PT	3,949,000	0
*	Sarana Meditama Metropolitan Tbk. PT	696,400	12,944
	Sarana Menara Nusantara Tbk. PT	9,711,700	495,051
	Sariguna Primatirta Tbk. PT	603,400	49,597
	Selamat Sempurna Tbk. PT	570,200	70,083
	Siloam International Hospitals Tbk. PT	222,600	53,266
*††	Sri Rejeki Isman Tbk. PT	1,498,800	2,614
	Sumber Alfaria Trijaya Tbk. PT	2,913,900	615,329
		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk. PT	2,162,145	$92,291
	Surya Citra Media Tbk. PT	4,856,600	42,725
	Surya Semesta Internusa Tbk. PT	1,772,300	137,913
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,100	72,119
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	900,000	160,869
	Tempo Scan Pacific Tbk. PT	253,800	43,009
	Tower Bersama Infrastructure Tbk. PT	638,400	77,318
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	888,200	98,430
	Unilever Indonesia Tbk. PT	2,073,200	259,479
*††	Waskita Beton Precast Tbk. PT	2,650,700	3,390
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,883
*††	Wijaya Karya Persero Tbk. PT	761,600	18,322
TOTAL INDONESIA			7,302,928
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	284,924	231,208
	Al Ahli Bank of Kuwait KSCP	146,546	133,781
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	6,637	10,829
	Al-Eid Food KSC	18,762	14,286
	Ali Alghanim Sons Automotive Co. KSCC	23,728	81,356
*	Arabi Group Holding KSC	18,820	23,353
	Arzan Financial Group for Financing & Investment KPSC	445,335	309,608

170

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Asiya Capital Investments Co. KSCP	117,236	$15,997
	Boubyan Bank KSCP	77,316	140,577
	Boubyan Petrochemicals Co. KSCP	94,328	205,924
	Burgan Bank SAK	218,996	131,708
	Combined Group Contracting Co. SAK	17,825	36,756
	Commercial Facilities Co. SAKP	74,507	52,466
	Gulf Bank KSCP	612,079	625,792
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	133,607
	Heavy Engineering & Ship Building Co. KSCP, Class B	51,453	135,509
	Humansoft Holding Co. KSC	24,673	210,060
*	IFA Hotels & Resorts-KPSC	6,891	33,511
	Integrated Holding Co. KCSC	43,305	71,982
	Kuwait Finance House KSCP	673,180	1,580,458
	Kuwait Financial Centre SAK	66,525	29,090
	Kuwait Insurance Co. SAK	34,849	66,410
	Kuwait Investment Co. SAK	39,019	20,902
	Kuwait Real Estate Co. KSC	162,595	126,612
	Kuwait Telecommunications Co.	51,876	95,072
	Mezzan Holding Co. KSCC	29,897	95,320
	National Bank of Kuwait SAKP	518,264	1,435,126
*	National Consumer Holding Co. SAK	61,028	21,392
	National Industries Group Holding SAK	300,144	234,971
	National Investments Co. KSCP	116,436	98,321
	Salhia Real Estate Co. KSCP	84,553	118,683
		Shares	Value»
KUWAIT — (Continued)
	Securities House KSC	52,514	$11,621
*	Sultan Center Food Products Co. KSC	30,168	9,717
*	Warba Bank KSCP	277,419	172,439
TOTAL KUWAIT			6,714,444
MALAYSIA — (1.3%)
	Able Global Bhd.	28,800	12,711
	Aeon Co. M Bhd.	108,000	35,819
#	AFFIN Bank Bhd.	121,834	83,455
	Ajinomoto Malaysia Bhd.	4,200	14,062
	Alliance Bank Malaysia Bhd.	227,400	227,749
	Allianz Malaysia Bhd.	9,500	44,613
	AME Elite Consortium Bhd.	38,000	13,759
	AMMB Holdings Bhd. (AMM MK)	352,900	409,694
	Ancom Nylex Bhd.	322,057	75,392
*	Astro Malaysia Holdings Bhd.	288,400	16,102
	Aurelius Technologies Bhd.	23,600	14,838
*	Bahvest Resources Bhd.	143,100	26,241
	Bank Islam Malaysia Bhd.	209,100	128,866
*	Berjaya Corp. Bhd.	475,686	34,480
#	Berjaya Food Bhd.	211,375	21,204
*	Berjaya Land Bhd.	294,800	21,919
#*	Bermaz Auto Bhd.	317,700	148,753
#	Cahya Mata Sarawak Bhd.	150,700	47,438
	Cape Ems Manufacturing M Sdn Bhd.	186,000	12,991
	Carlsberg Brewery Malaysia Bhd., Class B	33,900	150,042
*	Chin Hin Group Bhd.	24,600	14,619
	CIMB Group Holdings Bhd.	362,705	657,703
*	Coastal Contracts Bhd.	57,700	20,754
	CTOS Digital Bhd.	452,900	119,127
	D&O Green Technologies Bhd.	126,900	66,264
	Datasonic Group Bhd.	171,900	15,042

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Dayang Enterprise Holdings Bhd.	284,720	$138,029
	Dialog Group Bhd.	579,300	273,251
	DRB-Hicom Bhd.	178,400	42,544
#	Duopharma Biotech Bhd.	106,742	30,492
	Dutch Lady Milk Industries Bhd.	3,900	26,791
#*	Eastern & Oriental Bhd.	171,500	33,804
	Eco World Development Group Bhd.	183,900	74,325
	Eco World International Bhd.	120,600	8,224
*	Ekovest Bhd.	499,300	38,386
	Farm Fresh Bhd.	72,000	29,795
#	Formosa Prosonic Industries Bhd.	55,100	36,094
	Fraser & Neave Holdings Bhd.	35,500	250,250
	Frontken Corp. Bhd.	304,200	263,975
	Gamuda Bhd.	344,293	668,399
	Gas Malaysia Bhd.	52,900	45,110
	Genting Malaysia Bhd.	495,700	252,954
	Globetronics Technology Bhd.	139,600	16,281
*	Greatech Technology Bhd.	144,800	71,995
	Guan Chong Bhd.	29,500	18,051
#	Heineken Malaysia Bhd.	35,100	181,857
#*	Hengyuan Refining Co. Bhd.	31,700	17,460
	Hextar Global Bhd.	292,400	59,414
	Hong Leong Bank Bhd.	25,200	117,566
	Hong Leong Financial Group Bhd.	26,600	113,007
	Hong Leong Industries Bhd.	20,200	62,031
	Hup Seng Industries Bhd.	52,600	12,766
	IHH Healthcare Bhd.	120,700	199,751
	IOI Properties Group Bhd.	176,500	91,307
	ITMAX SYSTEM Bhd.	21,200	17,293
#*	JAKS Resources Bhd.	487,500	13,740
	Kelington Group Bhd.	146,100	102,240
		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd.	130,895	$60,011
	KPJ Healthcare Bhd.	156,000	74,090
#*	KSL Holdings Bhd.	72,900	29,464
#	LBS Bina Group Bhd.	160,530	20,352
#*Ω	Lotte Chemical Titan Holding Bhd.	127,315	27,295
	LPI Capital Bhd.	61,900	190,669
#	Magni-Tech Industries Bhd.	50,166	27,672
#	Magnum Bhd.	216,645	58,304
	Mah Sing Group Bhd.	316,400	123,147
	Malayan Banking Bhd.	299,309	716,789
	Malaysia Airports Holdings Bhd.	176,153	407,507
	Malaysian Pacific Industries Bhd.	24,400	143,467
	Malaysian Resources Corp. Bhd.	595,329	74,563
	Matrix Concepts Holdings Bhd.	151,350	72,626
#	MBM Resources Bhd.	18,900	26,646
#	MBSB Bhd.	469,531	78,865
	MNRB Holdings Bhd.	105,800	53,313
	MPHB Capital Bhd.	29,300	10,872
Ω	Mr. DIY Group M Bhd.	416,950	207,787
*	Muhibbah Engineering M Bhd.	139,200	29,449
	My EG Services Bhd.	2,337,334	440,720
*††	Nylex Malaysia Bhd.	2,285	47
	OCK Group Bhd.	100,800	10,956
	OSK Holdings Bhd.	267,600	94,850
	PA Resources Bhd.	204,500	13,668
	Padini Holdings Bhd.	128,000	102,406
	Panasonic Manufacturing Malaysia Bhd.	3,800	15,874
#	Paramount Corp. Bhd.	90,300	21,192
	PBA Holdings Bhd.	17,300	9,308
	Pecca Group Bhd.	38,700	11,245
	Pentamaster Corp. Bhd.	77,500	67,620
#	Perak Transit Bhd.	59,199	10,014

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CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Petron Malaysia Refining & Marketing Bhd.	24,600	$24,248
#	Petronas Chemicals Group Bhd.	108,700	133,881
	Petronas Dagangan Bhd.	60,800	248,708
	PIE Industrial Bhd.	15,200	17,917
	Power Root Bhd.	33,600	10,876
	Press Metal Aluminium Holdings Bhd.	190,800	205,351
	Public Bank Bhd.	1,185,500	1,192,948
*	Ranhill Utilities Bhd.	132,181	36,472
	RCE Capital Bhd.	121,600	45,189
	REDtone Digital Bhd.	48,400	11,047
	RGB International Bhd.	253,600	21,513
	RHB Bank Bhd.	285,457	417,254
*	Salcon Bhd.	121,000	7,964
#	Sam Engineering & Equipment M Bhd.	43,000	41,746
*	Sapura Energy Bhd.	2,096,200	16,420
	Scientex Bhd.	225,000	227,530
	SFP Tech Holdings Bhd.	58,100	8,020
	Sime Darby Bhd.	893,400	471,146
	Sime Darby Property Bhd.	451,700	145,452
*	Solarvest Holdings Bhd.	32,100	11,659
	Southern Cable Group Bhd.	106,400	21,903
	SP Setia Bhd. Group	451,564	144,140
	Sports Toto Bhd.	323,082	111,718
	Sunway Bhd.	372,700	370,232
#	Sunway Construction Group Bhd.	78,400	79,914
#	Syarikat Takaful Malaysia Keluarga Bhd.	125,790	113,444
	Taliworks Corp. Bhd.	120,500	21,264
	TASCO Bhd.	69,700	11,430
#	TIME dotCom Bhd.	254,500	282,669
#*	Tropicana Corp. Bhd.	190,196	55,775
#	Uchi Technologies Bhd.	66,700	58,689
#	UEM Sunrise Bhd.	434,700	94,859
*	Uzma Bhd.	37,400	6,917
	Velesto Energy Bhd.	854,800	36,853
	ViTrox Corp. Bhd.	73,600	54,136
	VS Industry Bhd.	536,900	118,370
		Shares	Value»
MALAYSIA — (Continued)
*	Wasco Bhd.	54,800	$13,687
*	WCT Holdings Bhd.	171,415	35,136
	Wellcall Holdings Bhd.	99,500	34,520
	Westports Holdings Bhd.	115,100	110,786
	Yinson Holdings Bhd.	645,830	398,183
	YTL Corp. Bhd.	147,400	65,892
	YTL Power International Bhd.	141,300	98,423
TOTAL MALAYSIA			14,605,888
MEXICO — (1.9%)
#*	Alpek SAB de CV	153,444	99,691
	Alsea SAB de CV	78,647	189,882
	America Movil SAB de CV (2228390D US), ADR	62,004	975,943
	America Movil SAB de CV (AMXB MM), Class B	451,926	357,530
	Arca Continental SAB de CV	50,506	430,839
Ω	Banco del Bajio SA	233,352	517,446
#	Becle SAB de CV	57,550	75,872
	Bolsa Mexicana de Valores SAB de CV	85,972	140,498
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	1,755	146,314
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	64,692	535,331
*	Consorcio ARA SAB de CV	302,667	48,404
	Corp. Inmobiliaria Vesta SAB de CV	205,406	534,829
	Corporativo Fragua SAB de CV	1,008	44,331
	El Puerto de Liverpool SAB de CV, Class C1	43,787	230,232
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	108,726	1,053,326
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	1,140	110,455

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CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Genomma Lab Internacional SAB de CV, Class B	379,861	$508,772
	Gentera SAB de CV	226,730	290,077
	Gruma SAB de CV, Class B	33,356	573,451
	Grupo Aeroportuario del Centro Norte SAB de CV	95,921	799,985
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	72,771	1,267,615
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	1,900	330,771
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	3,021	813,495
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	8,704	232,147
#	Grupo Bimbo SAB de CV, Class A	211,753	655,805
	Grupo Carso SAB de CV	18,695	112,668
	Grupo Comercial Chedraui SA de CV	128,356	812,878
††	Grupo Elektra SAB de CV	2,060	72,962
	Grupo Financiero Banorte SAB de CV, Class O	283,096	1,975,779
*	Grupo Financiero Inbursa SAB de CV, Class O	257,293	571,948
	Grupo Herdez SAB de CV	47,672	124,841
*	Grupo Hotelero Santa Fe SAB de CV	135,595	26,428
	Grupo Industrial Saltillo SAB de CV	22,799	19,529
	Grupo Mexico SAB de CV, Class B	243,967	1,280,097
#	Grupo Rotoplas SAB de CV	27,955	28,542
	Grupo Televisa SAB (TLEVICPO MM)	416,039	205,842
		Shares	Value»
MEXICO — (Continued)
#	Grupo Televisa SAB (TV US), Sponsored ADR	5,685	$14,213
*	Industrias CH SAB de CV, Class B	9,971	91,445
#*	Industrias Penoles SAB de CV	37,595	592,197
	KUO SAB de CV, Class B	4,600	9,449
	La Comer SAB de CV	163,002	296,360
	Megacable Holdings SAB de CV	186,960	412,705
#*	Ollamani SAB	22,222	37,759
	Operadora De Sites Mexicanos SAB de CV, Class A	75,389	66,763
	Orbia Advance Corp. SAB de CV	311,938	285,755
	Organizacion Soriana SAB de CV, Class B	37,341	52,812
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	60,763	529,420
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	38,794
	Qualitas Controladora SAB de CV	43,772	304,180
	Regional SAB de CV	68,886	438,217
#*	Sitios Latinoamerica SAB de CV	95,985	16,598
	Wal-Mart de Mexico SAB de CV	585,330	1,616,206
TOTAL MEXICO			20,997,428
PERU — (0.1%)
	Credicorp Ltd.	4,963	913,837
	Intercorp Financial Services, Inc.	4,167	112,801
TOTAL PERU			1,026,638
PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	41,650
	Alliance Global Group, Inc.	432,600	68,604

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CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Apex Mining Co., Inc.	362,000	$26,421
	Ayala Land, Inc.	201,000	112,755
*	AyalaLand Logistics Holdings Corp.	407,000	13,903
	Bank of the Philippine Islands	122,482	300,866
*	Bloomberry Resorts Corp.	339,900	44,957
	Cebu Landmasters, Inc.	258,680	12,441
*	Converge Information & Communications Technology Solutions, Inc.	562,300	155,270
	Cosco Capital, Inc.	555,300	51,942
	D&L Industries, Inc.	536,700	57,708
*	DITO CME Holdings Corp.	492,100	14,985
*	DoubleDragon Corp.	211,400	37,975
	Filinvest Development Corp.	39,100	3,641
	Ginebra San Miguel, Inc.	16,380	70,446
*	Global Ferronickel Holdings, Inc.	557,000	13,544
	GT Capital Holdings, Inc.	10,410	128,617
	International Container Terminal Services, Inc.	93,490	635,335
	JG Summit Holdings, Inc.	248,453	103,735
	Jollibee Foods Corp.	37,930	172,812
	Keepers Holdings, Inc.	298,000	10,591
	LT Group, Inc.	489,000	86,563
	MacroAsia Corp.	100,000	12,776
	Manila Electric Co.	2,590	21,823
	Manila Water Co., Inc.	237,200	106,989
Ω	Monde Nissin Corp.	237,600	44,462
	Nickel Asia Corp.	1,166,700	68,539
	Petron Corp.	1,035,100	44,938
	Philcomsat Holdings Corp.	9,969	18,350
*	Philippine National Bank	42,900	20,037
	Philippine Stock Exchange, Inc.	130	380
*Ω	PNB Housing Finance Ltd.	25,770	294,308
		Shares	Value»
PHILIPPINES — (Continued)
	Puregold Price Club, Inc.	252,600	$141,494
	Rizal Commercial Banking Corp.	34,700	16,044
	Robinsons Land Corp.	61,100	16,137
	Robinsons Retail Holdings, Inc.	43,580	29,249
	Security Bank Corp.	56,360	89,240
*	Shell Pilipinas Corp.	142,200	22,726
	SM Investments Corp.	8,880	143,186
	SSI Group, Inc.	90,000	5,104
	STI Education Systems Holdings, Inc.	448,000	9,511
	Synergy Grid & Development Phils, Inc.	222,700	35,963
	Vista Land & Lifescapes, Inc.	665,000	18,735
	Vistamalls, Inc.	23,100	737
	Wilcon Depot, Inc.	270,000	74,741
TOTAL PHILIPPINES			3,400,230
POLAND — (0.9%)
*	11 bit studios SA	239	15,480
	AB SA	2,614	59,454
*	Action SA	2,232	9,399
	Alior Bank SA	26,856	586,851
*Ω	Allegro.eu SA	18,368	161,630
	Amica SA	1,140	16,503
*	AmRest Holdings SE	10,607	55,363
	Apator SA	4,975	23,182
	Arctic Paper SA	4,239	18,434
	ASBISc Enterprises PLC	16,354	74,336
	Asseco Poland SA	18,884	423,615
#	Asseco South Eastern Europe SA	6,922	86,004
	Auto Partner SA	16,874	89,629
	Bank Handlowy w Warszawie SA	8,597	193,377
*	Bank Ochrony Srodowiska SA	12,487	34,275
	Bank Polska Kasa Opieki SA	7,687	268,939
	Benefit Systems SA	550	330,418
*	Bioton SA	11,456	9,616
#	BNPP Bank Polska SA	2,590	56,148
	Boryszew SA	26,861	35,870
	Budimex SA	4,084	510,762

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CONTINUED
		Shares	Value»
POLAND — (Continued)
*	CCC SA	7,238	$319,725
	CD Projekt SA	9,242	372,103
	Celon Pharma SA	1,863	12,995
*	CI Games SA	29,151	11,296
	Creepy Jar SA	135	12,146
	Cyber Folks SA	1,462	43,571
*	Cyfrowy Polsat SA	45,177	142,870
	Develia SA	68,631	96,803
*Ω	Dino Polska SA	5,346	444,015
	Dom Development SA	3,300	156,900
	Erbud SA	1,787	14,441
*	Fabryki Mebli Forte SA	5,421	28,103
	Ferro SA	2,661	22,477
*	Grenevia SA	72,669	34,186
*	Grupa Azoty SA	1,905	9,852
	Grupa Kety SA	3,355	571,840
	Grupa Pracuj SA	2,900	37,316
*Ω	HUUUGE, Inc.	14,650	59,711
	ING Bank Slaski SA	4,782	296,651
	Inter Cars SA	2,430	286,523
	KGHM Polska Miedz SA	16,311	610,483
	KRUK SA	2,680	287,131
	LPP SA	151	549,537
*	mBank SA	1,439	202,364
*	Mercator Medical SA	1,493	19,637
	Mirbud SA	15,876	43,848
	Neuca SA	841	169,611
#	Newag SA	7,382	63,275
	PCC Rokita SA	469	9,351
*	Pepco Group NV	51,144	218,880
	PlayWay SA	481	32,960
*	Polimex-Mostostal SA	23,933	13,135
	Powszechny Zaklad Ubezpieczen SA	45,882	455,021
	Santander Bank Polska SA	1,542	172,917
*	Selvita SA	1,054	14,200
	Stalexport Autostrady SA	24,162	16,116
	Synektik SA	970	43,347
*	TEN Square Games SA	1,598	31,825
	Text SA	3,741	55,450
	Torpol SA	1,310	10,067
#	Unimot SA	1,194	43,369
	VRG SA	39,196	31,730
	Wawel SA	162	24,667
	Wirtualna Polska Holding SA	5,679	105,536
		Shares	Value»
POLAND — (Continued)
Ω	XTB SA	26,061	$422,247
TOTAL POLAND			9,679,513
QATAR — (0.7%)
*	Aamal Co.	612,200	147,413
	Al Khaleej Takaful Group QSC	64,415	40,525
	Al Meera Consumer Goods Co. QSC	37,943	154,195
	Alijarah Holding Co. QPSC	95,410	21,469
	Baladna	246,853	91,877
	Barwa Real Estate Co.	462,445	362,351
	Commercial Bank PSQC	464,780	542,482
*	Dlala Brokerage & Investments Holding Co. QSC	50,311	16,640
	Doha Bank QPSC	593,574	292,246
*	Estithmar Holding QPSC	187,367	88,237
	Gulf International Services QSC	354,623	308,651
	Gulf Warehousing Co.	73,653	66,171
	Mannai Corp. QSC	86,031	90,439
	Masraf Al Rayan QSC	567,170	369,042
	Mazaya Real Estate Development QPSC	206,803	35,365
	Medicare Group	34,532	45,295
	Mesaieed Petrochemical Holding Co.	353,466	153,526
	Qatar Aluminum Manufacturing Co.	193,938	68,309
	Qatar Fuel QSC	102,898	433,035
	Qatar Industrial Manufacturing Co. QSC	50,886	35,584
	Qatar Insurance Co. SAQ	557,185	331,588
	Qatar International Islamic Bank QSC	163,865	471,749
	Qatar Islamic Bank QPSC	125,251	704,299
	Qatar Islamic Insurance Group	6,276	14,620
	Qatar National Bank QPSC	470,072	2,237,334

176

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Navigation QSC	84,782	$266,407
	QLM Life & Medical Insurance Co. WLL	7,022	3,954
	United Development Co. QSC	436,676	137,021
	Vodafone Qatar QSC	485,973	248,256
	Zad Holding Co.	11,906	44,933
TOTAL QATAR			7,823,013
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0
*††	Polyus PJSC (PLZL LI), GDR	4,999	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	0
SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	133,820	420,319
*	Advanced Petrochemical Co.	12,095	117,048
	Al Babtain Power & Telecommunication Co.	6,717	79,844
	Al Hammadi Holding	14,487	153,688
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,237	50,211
*	Al Khaleej Training & Education Co.	7,718	55,220
*	Al Moammar Information Systems Co.	2,051	102,667
	Al Rajhi Bank	181,888	4,249,924
*	Al Rajhi Co. for Co-operative Insurance	5,927	282,211
*	Al Sagr Cooperative Insurance Co.	5,427	25,936
	Alamar Foods	1,295	26,555
	Alaseel Co.	22,170	28,873
	Al-Dawaa Medical Services Co.	6,528	153,065
		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum & Transport Services Co.	21,490	$790,358
	Al-Etihad Cooperative Insurance Co.	5,008	28,202
	Alinma Bank	109,815	820,505
*	AlJazira Takaful Ta'awuni Co.	8,814	38,547
*	AlKhorayef Water & Power Technologies Co.	4,422	189,328
*	Allianz Saudi Fransi Cooperative Insurance Co.	17,165	67,632
	Almunajem Foods Co.	4,653	144,036
*	Alujain Corp.	10,656	114,474
*	Amlak International Finance Co.	8,645	30,192
	Arab National Bank	148,853	748,618
*	Arabia Insurance Cooperative Co.	9,317	31,265
	Arabian Contracting Services Co.	4,742	221,355
	Arabian Drilling Co.	2,230	65,223
	Arabian Internet & Communications Services Co.	7,188	486,954
*	Arabian Shield Cooperative Insurance Co.	12,646	64,507
	Arriyadh Development Co.	14,051	112,362
*	ARTEX Industrial Investment Co.	3,860	16,289
	Astra Industrial Group	7,787	369,048
	Ataa Educational Co.	2,685	54,899
	Bank AlBilad	106,122	1,038,154
*	Bank Al-Jazira	129,688	566,154
	Banque Saudi Fransi	58,397	483,570
*	Basic Chemical Industries Ltd.	1,702	13,675
	Bawan Co.	7,243	85,729
	BinDawood Holding Co.	73,855	139,686
	Bupa Arabia for Cooperative Insurance Co.	28,357	1,518,932
	Catrion Catering Holding Co.	10,006	316,297

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Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Chubb Arabia Cooperative Insurance Co.	1,225	$16,274
	Co. for Cooperative Insurance	19,494	727,118
	Dallah Healthcare Co.	7,081	300,996
*	Dar Al Arkan Real Estate Development Co.	139,858	619,264
	Dr. Sulaiman Al Habib Medical Services Group Co.	14,043	1,069,719
	East Pipes Integrated Co. for Industry	1,644	72,606
	Electrical Industries Co.	96,138	204,141
*	Emaar Economic City	89,057	203,427
*	Fitaihi Holding Group	6,180	6,622
	Gulf Insurance Group	2,200	18,005
*	Gulf Union Cooperative Insurance Co.	6,409	27,158
*	Herfy Food Services Co.	3,218	20,868
	Jamjoom Pharmaceuticals Factory Co.	2,240	100,851
	Jarir Marketing Co.	263,097	925,054
	L'Azurde Co. for Jewelry	7,580	27,500
	Leejam Sports Co. JSC	4,865	245,791
*	Liva Insurance Co.	4,062	18,230
*	Malath Cooperative Insurance Co.	8,719	34,604
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,972	73,763
*	Methanol Chemicals Co.	7,481	34,364
*	Middle East Healthcare Co.	10,685	205,117
*	Middle East Specialized Cables Co.	5,782	60,413
	Mouwasat Medical Services Co.	23,680	591,527
	Nahdi Medical Co.	9,786	321,173
		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Agriculture Development Co.	32,621	$229,853
	National Co. for Glass Industries	4,087	59,223
	National Co. for Learning & Education	1,974	115,178
	National Gas & Industrialization Co.	7,958	229,945
	National Medical Care Co.	4,156	210,918
	Nayifat Finance Co.	14,266	55,587
*	Perfect Presentation For Commercial Services Co.	22,911	90,519
*	Rabigh Refining & Petrochemical Co.	42,048	91,203
	Retal Urban Development Co.	41,818	161,253
	Riyad Bank	173,737	1,187,534
	Riyadh Cables Group Co.	4,400	119,410
	SABIC Agri-Nutrients Co.	23,186	701,267
	Sahara International Petrochemical Co.	28,996	202,755
*	Saudi Arabian Mining Co.	16,528	247,438
	Saudi Aramco Base Oil Co.	11,312	352,056
	Saudi Automotive Services Co.	9,009	193,833
	Saudi Awwal Bank	99,562	896,189
	Saudi Basic Industries Corp.	33,525	648,543
*	Saudi Ceramic Co.	13,292	115,057
	Saudi Chemical Co. Holding	84,129	260,342
*	Saudi Ground Services Co.	2,942	41,399
	Saudi Industrial Investment Group	67,690	320,678
	Saudi Investment Bank	31,233	109,476
*	Saudi Marketing Co.	7,310	43,287
	Saudi National Bank	351,549	3,090,441
	Saudi Paper Manufacturing Co.	7,588	137,464
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	74,527

178

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CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co., Class C	6,278	$22,623
*	Saudi Public Transport Co.	14,579	85,406
*	Saudi Real Estate Co.	32,536	222,259
*	Saudi Reinsurance Co.	7,377	72,816
*	Saudi Research & Media Group	14,165	1,123,179
	Saudi Steel Pipe Co.	2,835	53,664
	Saudi Tadawul Group Holding Co.	3,798	240,462
	Saudi Telecom Co.	178,986	2,008,804
	Saudia Dairy & Foodstuff Co.	2,906	277,445
*	Savola Group	150,982	1,033,431
*	Scientific & Medical Equipment House Co.	1,619	23,656
*	Seera Group Holding	43,694	266,570
*	SHL Finance Co.	11,667	49,983
*	Sinad Holding Co.	15,956	60,637
	Sumou Real Estate Co.	2,886	30,607
	Theeb Rent A Car Co.	8,739	180,873
	United Electronics Co.	11,267	301,919
	United International Transportation Co.	15,153	347,099
*	Walaa Cooperative Insurance Co.	10,210	60,063
*	Wataniya Insurance Co.	3,853	28,247
TOTAL SAUDI ARABIA			36,701,255
SOUTH AFRICA — (2.5%)
	Adcock Ingram Holdings Ltd.	6,946	27,248
	Advtech Ltd.	88,669	157,475
	AECI Ltd.	31,856	174,440
	Afrimat Ltd.	22,859	86,322
	Altron Ltd., Class A	70,082	73,605
	Anglo American Platinum Ltd.	4,023	158,134
	Anglogold Ashanti PLC (ANG SJ)	17,465	487,258
	Anglogold Ashanti PLC (AU US)	13,356	371,297
	Aspen Pharmacare Holdings Ltd.	74,897	760,882
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Aveng Ltd.	38,394	$20,296
	Barloworld Ltd.	30,984	145,929
	Bid Corp. Ltd.	40,511	955,134
	Bidvest Group Ltd.	78,562	1,271,300
*	Blue Label Telecoms Ltd.	146,716	46,128
*	Brait PLC	710,123	65,499
	Capitec Bank Holdings Ltd.	4,709	850,685
	Cashbuild Ltd.	3,768	37,435
	Clicks Group Ltd.	71,977	1,540,214
	Coronation Fund Managers Ltd.	65,377	148,754
	Curro Holdings Ltd.	25,364	18,329
	DataTec Ltd.	90,471	206,924
Ω	Dis-Chem Pharmacies Ltd.	159,029	326,795
	Discovery Ltd.	66,522	682,147
	DRDGOLD Ltd. (DRD SJ)	15,834	19,332
	Famous Brands Ltd.	9,394	33,472
	FirstRand Ltd.	274,923	1,207,928
	Foschini Group Ltd.	59,598	520,592
	Gold Fields Ltd. (GFI US), Sponsored ADR	125,590	2,069,723
	Grindrod Ltd.	85,076	68,053
	Hudaco Industries Ltd.	9,126	104,270
*	Impala Platinum Holdings Ltd.	86,796	572,899
	Investec Ltd.	35,909	280,460
	Invicta Holdings Ltd.	5,349	10,180
	Kumba Iron Ore Ltd.	13,148	248,992
	Lewis Group Ltd.	9,835	39,784
	Life Healthcare Group Holdings Ltd.	259,054	234,929
	Momentum Group Ltd.	286,853	467,915
	Motus Holdings Ltd.	47,712	319,505
	Mpact Ltd.	55,728	92,815
	Mr. Price Group Ltd.	58,281	850,135
	MTN Group Ltd.	134,187	666,446
*	MultiChoice Group	107,838	680,291
	Naspers Ltd., Class N	9,754	2,305,333
	Nedbank Group Ltd.	29,829	505,585
	NEPI Rockcastle NV	119,220	932,619
	Netcare Ltd.	187,668	157,857
	Ninety One Ltd.	72,198	154,193
	Northam Platinum Holdings Ltd.	29,226	216,228

179

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CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Old Mutual Ltd. (OMU SJ)	1,132,314	$781,636
	Omnia Holdings Ltd.	62,300	237,728
	OUTsurance Group Ltd.	120,882	413,798
Ω	Pepkor Holdings Ltd.	279,134	362,336
*	Pick n Pay Stores Ltd.	92,135	132,932
	PSG Financial Services Ltd.	138,634	147,122
	Raubex Group Ltd.	27,796	75,579
	Reunert Ltd.	39,531	180,617
	RFG Holdings Ltd.	21,034	20,204
	Sanlam Ltd.	145,258	723,776
	Santam Ltd.	10,369	218,789
	Sappi Ltd.	80,693	217,097
*	Sibanye Stillwater Ltd. (SSW SJ)	433,352	505,223
	Southern Sun Ltd.	40,847	19,390
*	SPAR Group Ltd.	41,918	302,609
	Spur Corp. Ltd.	15,300	30,145
	Stadio Holdings Ltd.	56,665	20,695
	Standard Bank Group Ltd.	65,692	904,416
	Super Group Ltd.	42,003	53,513
*	Transaction Capital Ltd.	179,113	29,408
	Truworths International Ltd.	71,174	453,209
	Tsogo Sun Ltd.	46,833	32,862
*	We Buy Cars Pty. Ltd.	9,878	20,255
	Wilson Bayly Holmes-Ovcon Ltd.	16,745	204,332
	Woolworths Holdings Ltd.	147,247	545,952
	Zeda Ltd.	44,692	36,754
TOTAL SOUTH AFRICA			28,042,143
SOUTH KOREA — (11.7%)
*	3S Korea Co. Ltd.	7,967	12,108
	ABOV Semiconductor Co. Ltd.	2,691	18,642
	Actro Co. Ltd.	1,337	5,470
*	ADTechnology Co. Ltd.	1,279	16,344
	Advanced Nano Products Co. Ltd.	823	51,320
	Advanced Process Systems Corp.	4,521	57,774
	Aekyung Chemical Co. Ltd.	3,816	28,739
		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Industrial Co. Ltd.	3,805	$43,722
*	Agabang&Company	12,217	39,612
	Ahnlab, Inc.	1,244	53,395
	AJ Networks Co. Ltd.	2,003	7,052
	Ajin Industrial Co. Ltd.	8,452	16,504
*	Alteogen, Inc.	3,127	846,614
*	ALUKO Co. Ltd.	17,469	29,081
*	Amicogen, Inc.	3,596	12,238
*	Aminologics Co. Ltd.	7,906	6,865
	Amorepacific Corp.	3,146	265,542
	AMOREPACIFIC Group	8,159	131,480
*	Amotech Co. Ltd.	2,092	5,970
*	Anam Electronics Co. Ltd.	13,023	11,937
*	Ananti, Inc.	9,179	33,876
*	Anapass, Inc.	908	12,267
*	Anterogen Co. Ltd.	1,450	15,909
*	Apact Co. Ltd.	2,976	6,058
*	Aprogen Biologics	9,130	5,333
*	APS, Inc.	1,919	8,673
	Asia Pacific Satellite, Inc.	2,523	21,061
	Asia Paper Manufacturing Co. Ltd.	6,685	39,171
	Atec Co. Ltd.	2,101	25,462
	Atinum Investment Co. Ltd.	11,432	21,118
	Avaco Co. Ltd.	2,470	27,812
	Baiksan Co. Ltd.	4,496	42,594
*	Beno Tnr, Inc.	2,978	8,228
	BGF Co. Ltd.	7,644	19,897
	BGF retail Co. Ltd.	3,865	323,385
	BGFecomaterials Co. Ltd.	5,526	13,494
	BH Co. Ltd.	8,967	107,177
*	BHI Co. Ltd.	4,278	34,841
	Binggrae Co. Ltd.	1,377	62,685
	Bio Plus Co. Ltd.	9,806	37,559
*	Biodyne Co. Ltd.	2,825	42,069
*	Bioneer Corp.	1,671	28,717
	BioNote, Inc.	3,188	10,841
	BIT Computer Co. Ltd.	2,278	8,090
*	BNC Korea Co. Ltd.	5,378	18,623
	BNK Financial Group, Inc.	58,811	401,034
	Boditech Med, Inc.	7,077	80,052
	BoKwang Industry Co. Ltd.	4,410	12,368

180

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Bookook Securities Co. Ltd.	462	$9,357
	Boryung	8,638	69,318
*	Bosung Power Technology Co. Ltd.	7,684	16,653
	Brand X Co. Ltd.	5,226	31,355
*	Bukwang Pharmaceutical Co. Ltd.	4,615	16,200
	BYC Co. Ltd.	800	18,793
	Byucksan Corp.	8,835	12,712
*	C&C International Corp.	406	19,537
*	Cafe24 Corp.	2,711	46,840
*	CammSys Corp.	12,345	9,469
	Cape Industries Ltd.	6,153	21,368
	Caregen Co. Ltd.	4,866	59,440
*	Celltrion Pharm, Inc.	1,545	69,096
	Celltrion, Inc.	11,219	1,475,066
*	Chabiotech Co. Ltd.	4,235	52,632
	Changhae Ethanol Co. Ltd.	2,011	13,590
	Cheil Worldwide, Inc.	36,083	481,223
	Chemtronics Co. Ltd.	3,577	50,070
*	Chemtros Co. Ltd.	2,178	7,318
	Cheryong Electric Co. Ltd.	2,416	91,244
	Cheryong Industrial Co. Ltd.	4,325	18,764
	Chinyang Holdings Corp.	7,730	17,791
*	Chips&Media, Inc.	2,006	19,964
*	Choil Aluminum Co. Ltd.	11,512	13,694
	Chong Kun Dang Pharmaceutical Corp.	3,740	277,167
	Chongkundang Holdings Corp.	793	31,948
	Choong Ang Vaccine Laboratory	1,601	12,261
*††	Chorokbaem Media Co. Ltd.	4,200	3,083
*	Chunbo Co. Ltd.	750	30,026
*	CJ CGV Co. Ltd.	11,618	47,228
	CJ CheilJedang Corp.	1,643	325,079
	CJ Corp.	4,599	340,952
*	CJ ENM Co. Ltd.	3,346	152,056
	CJ Freshway Corp.	2,433	31,135
	CJ Logistics Corp.	3,421	216,894
*	CKD Bio Corp.	912	16,819
	Classys, Inc.	5,351	195,252
		Shares	Value»
SOUTH KOREA — (Continued)
	CLIO Cosmetics Co. Ltd.	714	$11,375
*	CMG Pharmaceutical Co. Ltd.	8,816	13,299
*	CoAsia Corp.	1,572	5,177
*	Com2uS Holdings Corp.	2,217	37,399
	Com2uSCorp	2,881	90,247
*	Comtec Systems Co. Ltd.	19,277	7,754
*	ContentreeJoongAng Corp.	1,661	10,926
	Coocon Corp.	1,088	10,508
	Cosmax, Inc.	4,122	448,782
*	Cosmecca Korea Co. Ltd.	876	49,952
*	CosmoAM&T Co. Ltd.	2,840	210,713
*	Cosmochemical Co. Ltd.	3,839	59,008
	Coway Co. Ltd.	28,811	1,316,290
	Cowintech Co. Ltd.	2,140	21,359
	CR Holdings Co. Ltd.	5,692	23,451
	Creas F&C Co. Ltd.	2,536	12,021
*	Creative & Innovative System	3,518	22,181
	Creverse, Inc.	1,427	16,422
*	CrystalGenomics Invites Co. Ltd.	5,676	10,235
	CS Wind Corp.	5,119	215,493
*	CTC BIO, Inc.	2,098	11,833
*	Cube Entertainment, Inc.	2,240	21,000
	Cuckoo Holdings Co. Ltd.	3,109	54,740
	Cuckoo Homesys Co. Ltd.	1,747	28,060
	Cymechs, Inc.	1,162	9,156
*	D&C Media Co. Ltd.	981	12,708
	D.I Corp.	2,915	37,970
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	15,095
	Dae Won Kang Up Co. Ltd.	9,092	25,934
*	Daea TI Co. Ltd.	5,700	10,970
	Daebongls Co. Ltd.	2,018	24,795
	Daechang Forging Co. Ltd.	5,126	18,797
	Daedong Corp.	5,235	31,339
	Daeduck Co. Ltd.	1,972	8,860
	Daeduck Electronics Co. Ltd.	7,488	92,029

181

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan Flour Mill Co. Ltd.	341	$32,793
	Daehan New Pharm Co. Ltd.	2,297	12,918
*	Dae-Il Corp.	14,842	39,168
*	Daejoo Electronic Materials Co. Ltd.	861	66,751
	Daesang Corp.	4,045	60,220
	Daesang Holdings Co. Ltd.	2,845	18,037
	Daesung Energy Co. Ltd.	2,804	18,708
	Daewon Media Co. Ltd.	2,643	15,342
	Daewon Pharmaceutical Co. Ltd.	4,099	42,466
	Daewon San Up Co. Ltd.	2,161	9,300
*	Daewoo Engineering & Construction Co. Ltd.	88,834	226,514
	Daewoong Co. Ltd.	6,724	126,034
	Daewoong Pharmaceutical Co. Ltd.	1,028	117,943
	Daihan Pharmaceutical Co. Ltd.	1,066	19,391
	Daishin Securities Co. Ltd.	10,870	135,144
	Daol Investment & Securities Co. Ltd.	12,487	25,270
	Daou Data Corp.	4,343	34,324
	Daou Technology, Inc.	6,145	81,352
*	Dasan Networks, Inc.	7,361	18,168
*	Dawonsys Co. Ltd.	4,647	37,253
	DB Financial Investment Co. Ltd.	6,205	24,251
	DB Insurance Co. Ltd.	21,505	1,695,004
*	DB, Inc.	36,593	42,398
*	Dear U Co. Ltd.	2,835	67,303
	Dentium Co. Ltd.	3,066	174,067
	Deutsch Motors, Inc.	5,379	18,063
	Device ENG Co. Ltd.	1,253	11,850
*	Devsisters Co. Ltd.	773	20,245
*	Dexter Studios Co. Ltd.	4,357	23,504
		Shares	Value»
SOUTH KOREA — (Continued)
	DGB Financial Group, Inc.	37,239	$219,730
	Digital Daesung Co. Ltd.	4,602	24,600
*	DIO Corp.	1,645	19,837
*	DK Tech Co. Ltd.	4,178	24,757
	DL E&C Co. Ltd.	10,812	241,805
	DL Holdings Co. Ltd.	1,837	54,371
	DMS Co. Ltd.	7,907	31,410
	DN Automotive Corp.	3,410	47,409
	DNF Co. Ltd.	3,548	26,799
	Dohwa Engineering Co. Ltd.	4,413	21,269
	Dong A Eltek Co. Ltd.	1,716	11,562
	Dong-A Socio Holdings Co. Ltd.	536	48,146
	Dong-A ST Co. Ltd.	1,283	70,989
	Dongbang Transport Logistics Co. Ltd.	14,438	23,957
	Dongjin Semichem Co. Ltd.	16,410	316,331
	Dongkoo Bio & Pharma Co. Ltd.	6,721	26,082
	DongKook Pharmaceutical Co. Ltd.	5,585	72,472
	Dongkuk Holdings Co. Ltd.	6,767	38,525
	Dongkuk Steel Mill Co. Ltd.	11,214	70,667
*	Dongkuk Structures & Construction Co. Ltd.	6,207	11,265
	Dongsuh Cos., Inc.	5,441	104,652
	Dongsung Chemical Co. Ltd.	11,196	34,855
	Dongsung Finetec Co. Ltd.	5,249	41,685
*	Dongwha Enterprise Co. Ltd.	4,310	33,967
	Dongwha Pharm Co. Ltd.	5,888	31,992
	Dongwon Development Co. Ltd.	13,299	24,362
	Dongwon F&B Co. Ltd.	1,675	38,415
	Dongwon Systems Corp.	1,256	45,870
	Dongwoon Anatech Co. Ltd.	2,915	45,638
	Dongyang E&P, Inc.	1,464	19,894
	Doosan Bobcat, Inc.	20,815	560,448

182

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CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Co. Ltd.	2,716	$388,630
*	Doosan Enerbility Co. Ltd.	69,007	991,487
*	Doosan Fuel Cell Co. Ltd.	4,019	50,360
	Doosan Tesna, Inc.	2,770	59,276
	DoubleUGames Co. Ltd.	5,109	196,438
	Douzone Bizon Co. Ltd.	2,931	124,970
*	Dream Security Co. Ltd.	10,040	24,770
	Dreamtech Co. Ltd.	7,608	46,288
*	DRTECH Corp.	10,055	22,277
	DSC Investment, Inc.	3,558	7,292
*	DSK Co. Ltd.	2,111	7,530
	Duck Yang Industry Co. Ltd.	7,529	18,153
*	Duk San Neolux Co. Ltd.	2,143	42,263
*	Duksan Techopia Co. Ltd.	961	25,999
	Duksung Co. Ltd.	3,764	18,020
	DY Corp.	4,932	16,481
	DY POWER Corp.	3,390	30,062
*††	E Investment&Development Co. Ltd.	19,186	3,629
	E1 Corp.	145	7,807
	Easy Bio, Inc.	3,302	8,347
*	Echo Marketing, Inc.	5,576	42,412
*††	Eco Volt Co. Ltd.	12,005	7,611
	Ecoplastic Corp.	11,596	23,564
*	Ecopro BM Co. Ltd.	4,976	607,247
*	Ecopro Co. Ltd.	11,986	679,473
#	Ecopro HN Co. Ltd.	2,454	82,402
*††	Ehwa Technologies Information Co. Ltd.	39,858	4,881
	Elensys Co. Ltd.	4,341	16,017
	Elentec Co. Ltd.	4,729	18,520
	E-MART, Inc.	5,360	252,267
*	EMKOREA Co. Ltd.	4,828	7,306
*	EMRO, Inc.	1,192	44,808
	EM-Tech Co. Ltd.	2,530	45,211
*	Enchem Co. Ltd.	713	88,962
	ENF Technology Co. Ltd.	3,799	43,970
*	Enplus Co. Ltd.	12,735	12,410
*	Enzychem Lifesciences Corp.	19,669	20,150
	Eo Technics Co. Ltd.	1,424	172,688
*††	E-TRON Co. Ltd.	141,985	3,858
		Shares	Value»
SOUTH KOREA — (Continued)
*	Eubiologics Co. Ltd.	5,266	$58,557
	Eugene Investment & Securities Co. Ltd.	13,616	38,793
	Eugene Technology Co. Ltd.	2,004	53,517
*	EV Advanced Material Co. Ltd.	9,422	14,139
*	Exem Co. Ltd.	9,439	11,717
	Exicon Co. Ltd.	2,411	21,263
	F&F Co. Ltd.	7,976	359,231
	F&F Holdings Co. Ltd.	657	6,411
	Fila Holdings Corp.	15,136	436,851
*	Fine M-Tec Co. Ltd.	3,760	15,868
	Fine Semitech Corp.	2,256	30,053
*	Firstec Co. Ltd.	4,429	10,246
*††	Flask Co. Ltd.	12,050	2,585
*	Foosung Co. Ltd.	4,894	22,050
	Fursys, Inc.	987	29,901
	Gabia, Inc.	3,274	31,921
*	GAEASOFT	4,093	27,633
	Galaxia Moneytree Co. Ltd.	1,980	12,117
*	GAMSUNG Corp. Co. Ltd.	19,932	52,313
*	Gaon Cable Co. Ltd.	1,356	36,789
	GC Cell Corp.	1,292	32,443
*	GeneOne Life Science, Inc.	11,675	21,095
*	Genexine, Inc.	4,234	22,294
	Geumhwa PSC Co. Ltd.	1,330	26,455
*	Giantstep, Inc.	1,630	7,686
	Global Standard Technology Co. Ltd.	3,848	42,145
*	Global Tax Free Co. Ltd.	8,308	23,995
*	GnBS eco Co. Ltd.	4,194	9,866
	GOLFZON Co. Ltd.	1,788	83,525
	Golfzon Newdin Holdings Co. Ltd.	4,684	12,816
	Gradiant Corp.	4,366	37,959
	Grand Korea Leisure Co. Ltd.	4,689	38,739
	Green Cross Corp.	740	86,738
	Green Cross Holdings Corp.	6,082	72,034
	Green Cross Wellbeing Corp.	1,507	12,022
*††	Green Pine Tree Co. Ltd.	1,155	314
*	GS Engineering & Construction Corp.	19,226	246,843

183

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GS Holdings Corp. (078930 KS)	8,304	$247,344
	GS Retail Co. Ltd.	22,297	349,095
	Gwangju Shinsegae Co. Ltd.	735	15,816
	HAESUNG DS Co. Ltd.	3,254	62,228
	Haesung Industrial Co. Ltd.	2,162	10,454
	Han Kuk Carbon Co. Ltd.	7,732	60,594
	Hana Financial Group, Inc.	72,441	3,125,430
	Hana Materials, Inc.	1,780	37,940
	Hana Micron, Inc.	13,727	110,710
	Hana Pharm Co. Ltd.	2,252	18,150
*	Hana Technology Co. Ltd.	253	5,147
	Hana Tour Service, Inc.	2,634	93,453
*	Hanall Biopharma Co. Ltd.	2,608	82,678
	Hancom, Inc.	2,264	30,852
	Handok, Inc.	2,093	20,966
	Handsome Co. Ltd.	4,735	53,259
	Hanil Feed Co. Ltd.	6,832	20,261
	Hanjin Kal Corp.	336	20,508
	Hanjin Transportation Co. Ltd.	2,334	32,312
	Hankook Shell Oil Co. Ltd.	185	43,369
	Hankook Tire & Technology Co. Ltd.	12,905	328,672
	Hanmi Pharm Co. Ltd.	1,717	396,347
	Hanmi Science Co. Ltd.	3,406	117,130
	Hanmi Semiconductor Co. Ltd.	3,630	236,160
	HanmiGlobal Co. Ltd.	2,006	21,084
	Hannong Chemicals, Inc.	1,310	16,339
	Hanon Systems	58,163	166,079
	Hansae Co. Ltd.	8,611	95,564
	Hansae Yes24 Holdings Co. Ltd.	908	3,243
	Hanshin Machinery Co.	4,076	9,807
	Hansol Chemical Co. Ltd.	3,101	281,141
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Holdings Co. Ltd.	10,383	$17,324
*	Hansol IONES Co. Ltd.	3,098	15,036
	Hansol Paper Co. Ltd.	4,665	31,613
	Hansol Technics Co. Ltd.	9,847	30,946
	Hanwha Aerospace Co. Ltd.	9,218	2,439,021
*	Hanwha Engine	4,700	48,230
*	Hanwha Galleria Corp.	15,046	13,918
	Hanwha General Insurance Co. Ltd.	19,605	67,755
*	Hanwha Industrial Solutions Co. Ltd.	10,211	312,989
*	Hanwha Investment & Securities Co. Ltd.	28,229	72,227
	Hanwha Life Insurance Co. Ltd.	107,580	229,528
*	Hanwha Ocean Co. Ltd.	7,421	142,835
	Hanwha Solutions Corp.	28,182	432,773
	Hanwha Systems Co. Ltd.	12,725	167,167
*	Hanyang Digitech Co. Ltd.	1,023	8,751
	Hanyang Eng Co. Ltd.	4,035	49,524
	Hanyang Securities Co. Ltd.	2,979	26,587
	HB SOLUTION Co. Ltd.	6,888	18,406
	HB Technology Co. Ltd.	20,026	32,527
	HD Hyundai Co. Ltd.	12,659	730,408
	HD Hyundai Construction Equipment Co. Ltd.	4,937	183,273
	HD Hyundai Electric Co. Ltd.	5,228	1,223,632
*	HD Hyundai Energy Solutions Co. Ltd.	1,134	18,759
*	HD Hyundai Heavy Industries Co. Ltd.	876	115,346
	HD Hyundai Infracore Co. Ltd.	52,436	250,963
*	HD HYUNDAI MIPO	3,356	265,453

184

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	$634,695
	HDC Holdings Co. Ltd.	11,304	91,918
	HDC Hyundai Development Co-Engineering & Construction, Class E	13,317	190,892
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	5,697
*	HD-Hyundai Marine Engine	3,940	54,275
	Hecto Financial Co. Ltd.	710	8,411
	Hecto Innovation Co. Ltd.	2,056	18,429
	HFR, Inc.	3,248	22,648
	High Tech Pharm Co. Ltd.	3,388	36,786
	Hite Jinro Co. Ltd.	10,080	154,555
	Hitejinro Holdings Co. Ltd.	2,275	16,154
	HK inno N Corp.	2,746	98,199
	HL Holdings Corp.	1,851	46,765
	HL Mando Co. Ltd.	12,064	315,139
*	HLB Biostep Co. Ltd.	2,115	3,232
*	HLB Life Science Co. Ltd.	8,188	52,167
*	HLB Therapeutics Co. Ltd.	7,712	51,387
*	HLB, Inc.	10,998	521,786
	HMM Co. Ltd.	22,942	283,436
*	Home Center Holdings Co. Ltd.	29,955	17,576
*	Homecast Co. Ltd.	6,694	12,944
	Hotel Shilla Co. Ltd.	10,393	333,758
	HS Hwasung Co. Ltd.	2,547	16,374
	HS Hyosung Advanced Materials Corp.	734	140,808
*	HS Hyosung Corp.	586	16,922
*	Hugel, Inc.	1,496	294,264
*	Humedix Co. Ltd.	2,427	53,396
	Huons Co. Ltd.	2,342	46,365
	Huons Global Co. Ltd.	1,464	36,379
	Husteel Co. Ltd.	7,104	20,514
	Huvitz Co. Ltd.	4,877	31,720
		Shares	Value»
SOUTH KOREA — (Continued)
	Hwa Shin Co. Ltd.	5,583	$35,272
	Hwangkum Steel & Technology Co. Ltd.	2,449	9,366
	HYBE Co. Ltd.	3,046	408,019
*	Hydro Lithium, Inc.	7,497	8,477
	Hy-Lok Corp.	2,158	36,770
*	Hyosung Chemical Corp.	421	12,146
	Hyosung Corp.	2,633	94,690
	Hyosung Heavy Industries Corp.	1,771	509,337
	Hyosung TNC Corp.	1,089	242,428
*	Hyulim ROBOT Co. Ltd.	5,837	5,116
	Hyundai Autoever Corp.	2,005	193,964
	Hyundai Bioland Co. Ltd.	1,594	5,909
	HYUNDAI Corp.	2,484	34,551
	Hyundai Corp. Holdings, Inc.	1,866	14,138
	Hyundai Department Store Co. Ltd.	2,749	93,457
	Hyundai Elevator Co. Ltd.	6,595	225,441
	Hyundai Engineering & Construction Co. Ltd.	19,589	394,526
	HYUNDAI EVERDIGM Corp.	2,354	14,794
	Hyundai Ezwel Co. Ltd.	4,878	19,717
	Hyundai Futurenet Co. Ltd.	13,368	37,866
	Hyundai GF Holdings	14,023	45,278
	Hyundai Glovis Co. Ltd.	6,161	542,059
	Hyundai Green Food	5,187	43,749
	Hyundai Home Shopping Network Corp.	1,928	66,431
*	Hyundai Livart Furniture Co. Ltd.	3,789	21,799
	Hyundai Marine & Fire Insurance Co. Ltd.	25,855	567,303
	Hyundai Mobis Co. Ltd.	7,066	1,269,992
	Hyundai Motor Co.	19,152	2,949,989
	Hyundai Motor Securities Co. Ltd.	5,127	32,524

185

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Movex Co. Ltd.	6,879	$15,274
	Hyundai Pharmaceutical Co. Ltd.	6,464	18,123
	Hyundai Rotem Co. Ltd.	29,853	1,339,679
	Hyundai Wia Corp.	4,160	124,948
	HyVision System, Inc.	4,257	52,891
	i3system, Inc.	1,346	37,153
*	ICD Co. Ltd.	4,838	16,319
*	Icure Pharm, Inc.	975	1,608
	IDIS Holdings Co. Ltd.	952	6,256
*	Il Dong Pharmaceutical Co. Ltd.	983	9,626
	Iljin Diamond Co. Ltd.	1,822	15,985
	Iljin Electric Co. Ltd.	5,169	92,244
	Iljin Holdings Co. Ltd.	6,856	19,753
*	Iljin Hysolus Co. Ltd.	724	10,926
	Iljin Power Co. Ltd.	2,335	16,607
	Ilshin Spinning Co. Ltd.	7,844	45,517
	ILSUNG IS	1,584	18,108
	Ilyang Pharmaceutical Co. Ltd.	2,498	22,801
	iMarketKorea, Inc.	5,701	34,679
	InBody Co. Ltd.	3,848	67,818
	Industrial Bank of Korea	78,233	796,853
	Innocean Worldwide, Inc.	7,966	114,032
	InnoWireless Co. Ltd.	369	4,612
	Innox Advanced Materials Co. Ltd.	4,725	83,530
*	Inscobee, Inc.	5,576	6,036
*	Insung Information Co. Ltd.	10,578	16,237
	Intellian Technologies, Inc.	761	28,343
	Intelligent Digital Integrated Security Co. Ltd.	1,685	17,816
*	Interflex Co. Ltd.	4,180	30,562
††	Interojo Co. Ltd.	1,228	16,618
	INTOPS Co. Ltd.	3,053	44,253
	iNtRON Biotechnology, Inc.	3,888	16,418
		Shares	Value»
SOUTH KOREA — (Continued)
	IS Dongseo Co. Ltd.	3,763	$54,764
	ISC Co. Ltd.	2,345	108,670
	i-SENS, Inc.	3,346	46,462
*	ISU Abxis Co. Ltd.	2,469	11,015
*	ISU Chemical Co. Ltd.	3,108	17,234
	IsuPetasys Co. Ltd.	10,649	271,288
*	ITCEN Co. Ltd.	3,543	16,503
*	ITEK, Inc.	4,474	17,931
*	ITM Semiconductor Co. Ltd.	554	7,390
*	Jahwa Electronics Co. Ltd.	2,772	32,048
	JASTECH Ltd.	1,874	8,311
	JB Financial Group Co. Ltd.	31,430	407,745
	Jeil Pharmaceutical Co. Ltd.	637	6,466
	Jeju Bank	3,312	20,167
*	Jeju Semiconductor Corp.	3,960	33,928
*	Jin Air Co. Ltd.	2,007	16,274
	Jinsung T.E.C.	3,429	21,221
	JLS Co. Ltd.	1,866	8,917
*	JNK Global Co. Ltd.	8,964	23,488
	Jusung Engineering Co. Ltd.	7,506	165,036
	JVM Co. Ltd.	1,438	21,410
	JW Holdings Corp.	12,831	27,827
	JW Life Science Corp.	2,713	21,430
	JW Pharmaceutical Corp.	3,147	61,219
*	JW Shinyak Corp.	3,755	3,802
	JYP Entertainment Corp.	8,087	284,450
	K Car Co. Ltd.	1,385	13,005
	K Ensol Co. Ltd.	1,735	19,529
	Kakao Corp.	13,894	369,798
*	Kakao Games Corp.	11,596	148,242
	KakaoBank Corp.	12,257	191,091
*	Kakaopay Corp.	3,972	70,044
	Kangnam Jevisco Co. Ltd.	731	13,211
*	Kangwon Energy Co. Ltd.	2,454	22,025
	Kangwon Land, Inc.	11,157	143,911
	KB Financial Group, Inc. (105560 KS)	55,087	3,584,445
	KC Co. Ltd.	2,179	29,673
	KC Tech Co. Ltd.	1,534	39,469
	KCC Corp.	1,009	191,319
	KCI Ltd.	1,125	6,205
	KCTC	5,926	19,326
	KEC Corp.	31,873	20,690

186

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Engineering & Construction Co., Inc.	1,501	$74,154
	KEPCO Plant Service & Engineering Co. Ltd.	10,322	333,505
	Keyang Electric Machinery Co. Ltd.	4,288	4,544
	KG Chemical Corp.	12,906	36,955
	KG Dongbusteel	8,845	43,605
	KG Eco Solution Co. Ltd.	7,203	27,027
*††	KG Mobility Co.	13,460	43,748
	Kginicis Co. Ltd.	5,479	36,189
	KGMobilians Co. Ltd.	5,530	17,889
	KH Vatec Co. Ltd.	4,841	32,285
	Kia Corp.	39,120	2,586,963
*	Kib Plug Energy	43,041	12,623
*	KidariStudio, Inc.	6,220	17,383
	KINX, Inc.	659	33,172
	KISCO Corp.	4,439	28,607
	KISCO Holdings Co. Ltd.	1,214	18,804
	KISWIRE Ltd.	3,178	44,134
	KIWOOM Securities Co. Ltd.	5,117	495,557
*	KMW Co. Ltd.	1,668	9,553
*	KNJ Co. Ltd.	311	3,549
	Koh Young Technology, Inc.	7,378	57,983
	Kolmar BNH Co. Ltd.	1,862	19,032
	Kolmar Holdings Co. Ltd.	3,468	17,648
	Kolmar Korea Co. Ltd.	5,100	259,320
	Kolon Corp.	1,302	13,592
	Kolon Enp, Inc.	3,630	14,847
	Kolon Industries, Inc.	6,836	160,248
*	Kolon Life Science, Inc.	479	6,520
	Kolon Mobility Group Corp.	4,190	7,011
	KoMiCo Ltd.	1,679	60,660
	KONA I Co. Ltd.	2,442	26,539
	Korea Alcohol Industrial Co. Ltd.	5,044	32,986
	Korea Asset In Trust Co. Ltd.	30,383	64,196
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	13,502
*	Korea Circuit Co. Ltd.	4,698	33,956
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Electric Terminal Co. Ltd.	1,432	$78,984
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	42,877
	Korea Fuel-Tech Corp.	4,559	16,557
*	Korea Gas Corp.	7,365	208,297
*	Korea Information & Communications Co. Ltd.	5,535	32,351
	Korea Information Certificate Authority, Inc.	2,886	8,432
	Korea Investment Holdings Co. Ltd.	14,347	796,243
	Korea Movenex Co. Ltd.	5,239	13,565
	Korea Petrochemical Ind Co. Ltd.	456	35,451
	Korea Petroleum Industries Co.	1,794	20,739
	Korea Ratings Corp.	340	20,992
	Korea Real Estate Investment & Trust Co. Ltd.	47,912	36,142
	Korea United Pharm, Inc.	1,508	22,640
	Korea Zinc Co. Ltd.	909	655,012
	Korean Reinsurance Co.	47,117	321,303
	Kortek Corp.	2,756	16,295
*	KOSES Co. Ltd.	2,319	14,519
*	KPS Corp.	2,599	11,139
	KPX Chemical Co. Ltd.	815	27,779
*	Krafton, Inc.	6,258	1,496,100
	KT Skylife Co. Ltd.	6,097	22,164
	KTCS Corp.	13,494	27,807
	Kukdong Oil & Chemicals Co. Ltd.	4,500	12,153
*	Kukje Pharma Co. Ltd.	5,534	21,514
*	Kum Yang Co. Ltd.	2,603	77,507
*	Kumho HT, Inc.	38,994	18,189
	Kumho Petrochemical Co. Ltd.	3,896	401,190
*	Kumho Tire Co., Inc.	19,186	61,502
	Kumkang Kind Co. Ltd.	7,189	21,266

187

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	$53,003
	Kyeryong Construction Industrial Co. Ltd.	1,770	16,975
	Kyobo Securities Co. Ltd.	6,735	26,044
††	Kyongbo Pharmaceutical Co. Ltd.	1,775	7,177
	Kyung Dong Navien Co. Ltd.	2,350	147,143
	Kyungbang Co. Ltd.	3,048	13,696
	Kyungchang Industrial Co. Ltd.	3,490	5,615
	Kyungdong Pharm Co. Ltd.	5,683	26,003
	Kyung-In Synthetic Corp.	12,630	27,360
	L&C Bio Co. Ltd.	1,830	23,549
*	L&F Co. Ltd.	2,397	203,043
*	L&K Biomed Co. Ltd.	1,972	10,292
*	LabGenomics Co. Ltd.	21,308	53,152
*	Lake Materials Co. Ltd.	14,801	157,288
*	LB Semicon, Inc.	9,863	31,430
	Lee Ku Industrial Co. Ltd.	6,450	20,632
	LEENO Industrial, Inc.	2,877	374,860
	LF Corp.	5,047	54,625
	LG Chem Ltd.	4,858	1,092,293
	LG Corp.	4,420	241,534
	LG Electronics, Inc.	33,146	2,134,542
*	LG Energy Solution Ltd.	2,789	818,489
	LG H&H Co. Ltd.	2,907	695,928
	LG HelloVision Co. Ltd.	4,935	9,314
	LG Innotek Co. Ltd.	5,080	644,857
	LOT Vacuum Co. Ltd.	3,505	25,148
	Lotte Chemical Corp.	3,650	250,900
	Lotte Chilsung Beverage Co. Ltd.	1,126	99,500
	Lotte Corp.	6,719	116,212
*	Lotte Data Communication Co.	1,008	16,505
	LOTTE Fine Chemical Co. Ltd.	5,030	168,377
		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Himart Co. Ltd.	1,317	$7,620
*	Lotte Non-Life Insurance Co. Ltd.	23,154	37,932
	Lotte Rental Co. Ltd.	6,387	133,001
	Lotte Shopping Co. Ltd.	1,751	83,432
*	Lotte Tour Development Co. Ltd.	3,126	21,868
	Lotte Wellfood Co. Ltd.	699	66,044
	LS Corp.	7,915	594,623
	LS Eco Energy Ltd.	2,895	57,028
	LS Electric Co. Ltd.	5,301	555,575
	LS Marine Solution Co. Ltd.	4,505	47,097
*	LVMC Holdings	36,724	57,950
	LX Hausys Ltd.	1,948	55,698
	LX Semicon Co. Ltd.	3,667	161,997
	M.I.Tech Co. Ltd.	1,379	8,439
*	M2N Co. Ltd.	9,547	14,067
	Macquarie Korea Infrastructure Fund	103,073	889,806
	Macrogen, Inc.	1,168	14,914
	Maeil Dairies Co. Ltd.	1,150	31,975
	MAKUS, Inc.	1,880	11,784
*	Manyo Co. Ltd.	1,414	18,517
	Mcnex Co. Ltd.	2,935	36,689
*	MDS Tech, Inc.	21,260	15,932
*	ME2ON Co. Ltd.	9,199	14,203
	Mediana Co. Ltd.	2,343	7,887
*	Medipost Co. Ltd.	4,681	22,341
*	Medytox, Inc.	767	94,907
	Meerecompany, Inc.	1,096	14,433
	MegaStudy Co. Ltd.	2,286	18,572
	MegaStudyEdu Co. Ltd.	2,340	72,799
	Meritz Financial Group, Inc.	28,050	2,075,962
	META BIOMED Co. Ltd.	4,839	14,436
	Mgame Corp.	4,951	22,488
	Mi Chang Oil Industrial Co. Ltd.	177	12,468
*	MiCo Ltd.	8,660	59,135
*	Micro Digital Co. Ltd.	1,952	16,210
*	Mirae Asset Life Insurance Co. Ltd.	24,853	94,165
	Mirae Asset Securities Co. Ltd.	63,331	412,916

188

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Mirae Asset Venture Investment Co. Ltd.	8,034	$27,118
	Miwon Chemicals Co. Ltd.	147	8,492
	Miwon Commercial Co. Ltd.	534	78,046
	Miwon Holdings Co. Ltd.	286	16,562
	Miwon Specialty Chemical Co. Ltd.	566	58,115
	MK Electron Co. Ltd.	5,926	33,568
*	MNTech Co. Ltd.	3,176	23,235
*	Mobase Electronics Co. Ltd.	7,819	10,024
	Modetour Network, Inc.	2,119	15,259
*	MONAYONGPYONG	9,275	25,213
	Motonic Corp.	2,192	13,766
	Motrex Co. Ltd.	6,260	45,091
	mPlus Corp.	2,632	17,440
	MS Autotech Co. Ltd.	12,392	27,718
	Muhak Co. Ltd.	3,862	16,095
	Multicampus Co. Ltd.	458	9,788
	Myoung Shin Industrial Co. Ltd.	5,239	51,034
	Namhae Chemical Corp.	3,870	18,258
*	Namsun Aluminum Co. Ltd.	27,512	27,180
*	Namuga Co. Ltd.	2,446	21,488
	Namyang Dairy Products Co. Ltd.	94	46,966
	Nasmedia Co. Ltd.	1,024	11,363
	Nature Holdings Co. Ltd.	4,291	30,783
	NAVER Corp.	5,553	679,253
	NCSoft Corp.	2,115	332,038
	NeoPharm Co. Ltd.	3,154	29,288
	Neowiz	4,899	73,653
*	Neowiz Holdings Corp.	920	13,649
*	Nepes Ark Corp.	2,642	24,874
*	NEPES Corp.	6,963	39,281
*	Neptune Co.	5,865	21,931
*Ω	Netmarble Corp.	8,160	341,084
	New Power Plasma Co. Ltd.	5,541	19,382
	Nexen Corp.	4,007	13,187
	Nexen Tire Corp.	2,600	12,674
*	Nexon Games Co. Ltd.	5,900	60,574
	NEXTIN, Inc.	1,876	87,083
		Shares	Value»
SOUTH KOREA — (Continued)
	NH Investment & Securities Co. Ltd.	56,591	$544,938
	NHN Corp.	5,819	70,769
	NHN KCP Corp.	8,103	42,415
	Nice Information & Telecommunication, Inc.	2,046	27,685
	NICE Information Service Co. Ltd.	15,565	124,949
	NICE Total Cash Management Co. Ltd.	5,667	21,131
	Nong Shim Holdings Co. Ltd.	454	22,205
	NongShim Co. Ltd.	877	237,354
	NOROO Paint & Coatings Co. Ltd.	2,751	16,691
	NOVAREX Co. Ltd.	2,936	20,786
	NPC	6,680	23,521
	OCI Co. Ltd.	955	49,621
	OCI Holdings Co. Ltd.	4,183	207,276
*	Okins Electronics Co. Ltd.	3,854	16,243
*	Omnisystem Co. Ltd.	2,041	1,118
	ONEJOON Co. Ltd.	3,886	38,244
	OptoElectronics Solutions Co. Ltd.	742	5,468
	Orion Corp.	8,829	636,315
	Orion Holdings Corp.	7,752	94,221
*	OSTEONIC Co. Ltd.	5,251	21,816
*††	Osung Advanced Materials Co. Ltd.	18,332	22,557
	Ottogi Corp.	500	152,334
	Paik Kwang Industrial Co. Ltd.	4,745	32,537
	Pan Ocean Co. Ltd.	35,441	90,831
	Paradise Co. Ltd.	7,025	53,631
	Park Systems Corp.	1,126	172,929
	Partron Co. Ltd.	11,262	57,986
	Paseco Co. Ltd.	1,912	8,007
*	Pearl Abyss Corp.	4,270	119,098
*	People & Technology, Inc.	4,736	178,004
	PHA Co. Ltd.	2,660	18,959
	PharmaResearch Co. Ltd.	1,452	235,796
*	PharmGen Science, Inc.	4,774	16,389
*	Philenergy Co. Ltd.	104	1,272
	Philoptics Co. Ltd.	1,534	22,396
*	PI Advanced Materials Co. Ltd.	4,049	60,138
*	Polaris AI Corp.	11,204	19,006

189

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	PonyLink Co. Ltd.	20,885	$20,119
	Posco DX Co. Ltd.	14,799	289,118
	Posco M-Tech Co. Ltd.	4,685	53,989
*	Power Logics Co. Ltd.	5,517	20,008
	Protec Co. Ltd.	1,501	36,114
	PSK, Inc.	6,562	96,934
	Pulmuone Co. Ltd.	3,204	24,109
*	Rainbow Robotics	593	51,976
*	Ray Co. Ltd.	1,975	11,783
	Rayence Co. Ltd.	1,568	7,944
*	Refine Co. Ltd.	1,479	14,613
	Reyon Pharmaceutical Co. Ltd.	587	6,894
	RFHIC Corp.	1,978	18,443
*	RFTech Co. Ltd.	9,790	21,376
*	Robostar Co. Ltd.	1,279	20,054
	Rorze Systems Corp.	1,438	19,506
	Rsupport Co. Ltd.	3,117	6,674
	S&S Tech Corp.	1,955	32,549
	S-1 Corp.	8,607	402,577
	Sajodongaone Co. Ltd.	23,286	17,556
*	Saltlux, Inc.	1,633	19,528
*	Sam Chun Dang Pharm Co. Ltd.	1,025	99,407
	Sam Yung Trading Co. Ltd.	3,832	35,344
*	Sambu Engineering & Construction Co. Ltd.	32,771	12,338
	Samchully Co. Ltd.	452	29,544
	SAMHWA Paints Industrial Co. Ltd.	4,611	24,447
	Samick THK Co. Ltd.	1,425	9,148
*	Samil Pharmaceutical Co. Ltd.	2,871	33,000
	Samji Electronics Co. Ltd.	3,059	19,292
	Samjin Pharmaceutical Co. Ltd.	1,297	17,258
*	Samkee Corp.	10,510	10,901
	Sammok S-Form Co. Ltd.	1,045	16,331
*Ω	Samsung Biologics Co. Ltd.	1,423	1,029,170
	Samsung C&T Corp.	12,252	1,034,514
	Samsung Card Co. Ltd. (029780 KS)	10,148	295,684
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electro-Mechanics Co. Ltd.	8,195	$696,780
	Samsung Electronics Co. Ltd. (005930 KS)	301,366	12,796,297
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	573	605,764
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	4,405	4,664,895
*	Samsung Engineering Co. Ltd.	76,812	988,564
	Samsung Fire & Marine Insurance Co. Ltd.	13,622	3,302,527
*	Samsung Heavy Industries Co. Ltd.	56,148	387,297
	Samsung Life Insurance Co. Ltd.	9,807	717,622
*	Samsung Pharmaceutical Co. Ltd.	8,786	9,940
	Samsung SDI Co. Ltd.	4,888	1,146,065
	Samsung SDS Co. Ltd.	4,952	510,714
	Samsung Securities Co. Ltd.	28,770	949,390
	SAMT Co. Ltd.	10,436	23,362
	Samwha Capacitor Co. Ltd.	2,032	48,105
	Samwha Electric Co. Ltd.	664	17,452
	Samyang Corp.	593	21,231
	Samyang Foods Co. Ltd.	998	372,093
	Samyang Holdings Corp.	1,074	55,172
	Samyang Packaging Corp.	1,826	21,659
	Samyang Tongsang Co. Ltd.	207	7,256
	Samyoung Co. Ltd.	3,277	10,325
	Sangsin Energy Display Precision Co. Ltd.	2,574	18,552
	Saramin Co. Ltd.	2,216	25,627
	Satrec Initiative Co. Ltd.	231	7,002

190

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SBI Investment Korea Co. Ltd.	18,153	$8,944
*	SD Biosensor, Inc.	11,297	74,112
*	SDN Co. Ltd.	19,222	16,709
	SeAH Besteel Holdings Corp.	2,560	36,642
	SeAH Steel Corp.	387	31,814
	SeAH Steel Holdings Corp.	552	68,149
	Sebang Co. Ltd.	2,671	23,057
	Sebang Global Battery Co. Ltd.	743	37,962
	Seegene, Inc.	6,392	110,909
	Segyung Hitech Co. Ltd.	7,275	37,896
	Sejin Heavy Industries Co. Ltd.	3,584	17,510
	Sejong Industrial Co. Ltd.	4,190	13,435
	Sekonix Co. Ltd.	2,406	9,438
	Sempio Co.	203	6,518
	Seobu T&D	4,251	19,005
	Seohan Co. Ltd.	28,267	16,228
	Seohee Construction Co. Ltd.	48,194	49,255
*	Seoul Auction Co. Ltd.	1,312	7,450
	Seoul City Gas Co. Ltd.	273	10,412
	Seoul Semiconductor Co. Ltd.	9,925	67,205
	SEOWONINTECH Co. Ltd.	3,755	15,843
	Seoyon Co. Ltd.	2,977	15,503
	Seoyon E-Hwa Co. Ltd.	3,804	37,319
	SEWOONMEDICAL Co. Ltd.	3,371	6,622
	SFA Engineering Corp.	6,266	95,178
*	SFA Semicon Co. Ltd.	15,076	39,584
	SGC Energy Co. Ltd.	1,224	23,526
	Shin Heung Energy & Electronics Co. Ltd.	3,770	20,447
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	21,766
	Shindaeyang Paper Co. Ltd.	4,560	19,448
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinhan Financial Group Co. Ltd. (055550 KS)	59,943	$2,232,884
	Shinil Electronics Co. Ltd.	13,867	14,275
	Shinsegae International, Inc.	3,950	37,351
	Shinsegae, Inc.	1,903	211,384
	Shinsung Delta Tech Co. Ltd.	4,388	140,428
*	Shinsung E&G Co. Ltd.	13,700	14,384
	Shinyoung Securities Co. Ltd.	961	57,033
*	Showbox Corp.	8,954	28,225
*	Silicon2 Co. Ltd.	4,634	126,131
	Silla Co. Ltd.	1,575	10,801
	SIMMTECH Co. Ltd.	5,376	63,490
	SIMPAC, Inc.	4,358	12,492
	Sindoh Co. Ltd.	1,472	43,638
	Sinil Pharm Co. Ltd.	2,016	10,489
*	SK Biopharmaceuticals Co. Ltd.	5,201	441,744
*	SK Bioscience Co. Ltd.	2,682	104,706
	SK Chemicals Co. Ltd.	2,286	82,466
	SK Discovery Co. Ltd.	4,909	119,986
*	SK Eternix Co. Ltd.	3,890	42,039
	SK Gas Ltd.	1,119	161,480
*Ω	SK IE Technology Co. Ltd.	2,219	54,772
*	SK oceanplant Co. Ltd.	2,702	26,078
	SK Securities Co. Ltd.	104,448	38,472
	SK Telecom Co. Ltd. (017670 KS)	7,459	306,112
*	SKC Co. Ltd.	2,773	299,234
	SL Corp.	3,598	85,542
	SM Entertainment Co. Ltd.	4,720	241,397
*	SMEC Co. Ltd.	6,427	13,881
	SNT Dynamics Co. Ltd.	2,696	48,710
	SNT Holdings Co. Ltd.	1,335	21,889
	S-Oil Corp.	16,537	685,969
	Solid, Inc.	17,755	58,619
*	SOLUM Co. Ltd.	12,788	176,553
	Solus Advanced Materials Co. Ltd.	3,812	34,273

191

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Songwon Industrial Co. Ltd.	5,440	$53,628
	Soop Co. Ltd.	3,044	210,871
	Soulbrain Co. Ltd.	2,020	294,341
	Soulbrain Holdings Co. Ltd.	2,168	75,835
	SPC Samlip Co. Ltd.	1,041	37,375
	SPG Co. Ltd.	2,484	37,971
	Spigen Korea Co. Ltd.	1,087	16,054
	ST Pharm Co. Ltd.	662	47,764
	Straffic Co. Ltd.	4,180	13,136
*	Studio Dragon Corp.	4,822	142,055
*	Sugentech, Inc.	2,106	9,566
	Suheung Co. Ltd.	1,302	14,877
	Sung Kwang Bend Co. Ltd.	5,622	52,050
*	Sungchang Enterprise Holdings Ltd.	19,478	19,491
*	Sungeel Hitech Co. Ltd.	231	9,128
	Sungwoo Hitech Co. Ltd.	13,423	60,479
	Sunny Electronics Corp.	5,903	6,782
*	Suprema, Inc.	1,181	21,713
	SV Investment Corp.	10,569	11,985
*	SY Co. Ltd.	6,825	19,988
*	Synergy Innovation Co. Ltd.	5,017	10,047
*	Synopex, Inc.	15,074	77,840
	Systems Technology, Inc.	2,490	38,491
	T&L Co. Ltd.	1,035	50,049
	Taekwang Industrial Co. Ltd.	83	39,147
	TAEKYUNG BK Co. Ltd.	5,136	16,834
*††	Taewoong Co. Ltd.	2,925	29,102
	Taeyang Metal Industrial Co. Ltd.	9,366	22,670
*	Taihan Electric Wire Co. Ltd.	9,628	81,284
	TCC Steel	1,682	52,629
	TechWing, Inc.	8,159	255,791
*	Telcon RF Pharmaceutical, Inc.	13,831	6,086
	Telechips, Inc.	1,642	15,070
	TES Co. Ltd.	1,569	18,916
*	Theragen Etex Co. Ltd.	12,996	32,404
	TK Corp.	4,663	41,526
		Shares	Value»
SOUTH KOREA — (Continued)
	TKG Huchems Co. Ltd.	6,016	$86,621
	TLB Co. Ltd.	759	7,480
	Tokai Carbon Korea Co. Ltd.	1,319	80,822
	Tongyang Life Insurance Co. Ltd.	12,025	53,072
	Tongyang, Inc.	46,058	25,330
	Toptec Co. Ltd.	5,346	20,277
	Tovis Co. Ltd.	4,782	71,725
	TS Corp.	7,330	15,346
*	TS Nexgen Co. Ltd.	5,347	1,992
*	TSE Co. Ltd.	588	21,313
*	Tuksu Construction Co. Ltd.	2,777	12,503
	TYM Corp.	11,325	25,484
	UBCare Co. Ltd.	3,061	8,395
	Ubiquoss, Inc.	1,210	12,271
	Ubivelox, Inc.	1,708	8,437
	Uju Electronics Co. Ltd.	1,295	13,603
*	Uni-Chem Co. Ltd.	21,092	23,653
	Unid Co. Ltd.	1,058	53,411
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	43,256
	Uniquest Corp.	3,582	12,037
*	Unison Co. Ltd.	11,710	5,894
	UniTest, Inc.	3,147	23,148
	Unitrontech Co. Ltd.	2,869	10,250
	Value Added Technology Co. Ltd.	2,937	48,270
*	Viatron Technologies, Inc.	4,010	19,747
*	VICTEK Co. Ltd.	3,541	12,847
*††	Vidente Co. Ltd.	12,986	5,863
	Vieworks Co. Ltd.	1,715	29,603
*	Vina Tech Co. Ltd.	498	12,871
	VIOL Co. Ltd.	4,862	29,247
	Vitzro Tech Co. Ltd.	2,270	11,213
	Vitzrocell Co. Ltd.	4,594	62,224
*	VM, Inc.	3,810	23,095
*	VT Co. Ltd.	6,488	158,258
	Webzen, Inc.	5,138	63,106
	Whanin Pharmaceutical Co. Ltd.	2,615	25,577
	Wins Co. Ltd.	2,128	19,235
	WiSoL Co. Ltd.	4,967	21,948
	Won Tech Co. Ltd.	16,450	67,989
*	Wonik Holdings Co. Ltd.	10,865	17,467
*	WONIK IPS Co. Ltd.	3,743	74,221

192

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co. Ltd.	1,797	$27,974
*	WONIK PNE Co. Ltd.	5,892	12,123
	Wonik QnC Corp.	4,248	72,751
	Woojin, Inc.	2,166	12,209
*	Woongjin Co. Ltd.	11,317	7,332
*	Woongjin Thinkbig Co. Ltd.	12,192	15,406
*	Wooree Bio Co. Ltd.	4,851	12,257
	Woori Financial Group, Inc. (316140 KS)	178,328	1,985,331
	Woori Financial Group, Inc. (WF US), Sponsored ADR	773	26,019
*	Woori Technology Investment Co. Ltd.	10,762	70,405
*	Woori Technology, Inc.	22,299	34,541
	Woory Industrial Co. Ltd.	1,680	14,189
	Wooshin Systems Co. Ltd.	3,662	20,970
*	Woosu AMS Co. Ltd.	11,985	27,317
	Worldex Industry & Trading Co. Ltd.	3,898	52,575
*	Wysiwyg Studios Co. Ltd.	6,944	6,108
*	Y2 Solution Co. Ltd.	5,578	10,735
*	YC Corp.	4,787	42,178
	Yesco Holdings Co. Ltd.	725	26,826
	YG Entertainment, Inc.	2,791	76,922
*	YG PLUS	16,489	67,917
*	YMT Co. Ltd.	1,245	7,465
	Youlchon Chemical Co. Ltd.	1,214	25,049
	Young Poong Corp.	119	34,273
	Young Poong Precision Corp.	1,490	20,805
	Youngone Corp.	8,797	268,239
	Youngone Holdings Co. Ltd.	1,616	103,361
	Yuanta Securities Korea Co. Ltd.	27,085	55,903
	Yuhan Corp.	7,903	788,957
	YuHwa Securities Co. Ltd.	6,972	11,238
*	Yulho Co. Ltd.	6,937	9,146
		Shares	Value»
SOUTH KOREA — (Continued)
*	Yungjin Pharmaceutical Co. Ltd.	16,046	$27,908
	Zeus Co. Ltd.	3,741	36,459
	Zinus, Inc.	2,715	47,414
TOTAL SOUTH KOREA			130,854,507
TAIWAN — (19.5%)
	104 Corp.	2,000	13,690
	91APP, Inc.	10,000	28,942
	Aaeon Technology, Inc.	4,199	16,547
	ABC Taiwan Electronics Corp.	19,210	13,017
	Abico Avy Co. Ltd.	36,021	32,644
#	Ability Enterprise Co. Ltd.	47,000	67,173
	Ability Opto-Electronics Technology Co. Ltd.	10,200	69,077
	AcBel Polytech, Inc.	193,382	190,721
	Accton Technology Corp.	106,000	1,781,190
	Acer Cyber Security, Inc.	3,000	21,256
	Acer E-Enabling Service Business, Inc.	3,000	23,014
#	Acer, Inc.	1,074,000	1,330,871
*	ACES Electronic Co. Ltd.	25,764	43,398
*	Acon Holding, Inc.	48,041	18,589
	Acter Group Corp. Ltd.	35,518	388,327
	Action Electronics Co. Ltd.	52,000	28,310
	ADATA Technology Co. Ltd.	92,027	240,196
	Addcn Technology Co. Ltd.	11,506	66,454
	Advanced Energy Solution Holding Co. Ltd.	12,000	190,792
	Advanced International Multitech Co. Ltd.	28,000	68,956
*	Advanced Optoelectronic Technology, Inc.	36,000	27,873
	Advanced Power Electronics Corp.	13,000	31,409

193

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advancetek Enterprise Co. Ltd.	98,000	$194,415
	Advantech Co. Ltd.	63,406	621,383
*	AEON Motor Co. Ltd.	9,000	8,918
	Aerospace Industrial Development Corp.	102,000	140,317
	AGV Products Corp.	138,000	50,406
	AIC, Inc.	1,000	9,570
	Airoha Technology Corp.	6,000	113,809
	Airtac International Group	23,532	651,364
	Alchip Technologies Ltd.	21,000	1,300,809
	Alexander Marine Co. Ltd.	4,217	35,947
*	Algoltek, Inc.	11,000	20,902
*	ALI Corp.	30,000	18,144
	Allied Supreme Corp.	17,000	174,506
#	Allis Electric Co. Ltd.	55,102	188,557
	Alltek Technology Corp.	79,475	99,275
	Alltop Technology Co. Ltd.	12,001	100,998
	Alpha Networks, Inc.	80,772	86,191
	Altek Corp.	72,000	73,560
	Amazing Microelectronic Corp.	18,295	54,666
	Ambassador Hotel	13,000	23,511
*	AMICCOM Electronics Corp.	18,000	18,149
	AMPACS Corp.	20,000	31,937
	Ampire Co. Ltd.	28,000	30,398
	AMPOC Far-East Co. Ltd.	22,000	77,961
	AmTRAN Technology Co. Ltd.	170,425	109,606
*	Amulaire Thermal Technology, Inc.	16,883	16,945
	Anji Technology Co. Ltd.	14,278	14,581
	Anpec Electronics Corp.	17,000	97,122
	Aopen, Inc.	12,000	20,129
	AP Memory Technology Corp.	2,000	18,413
#	Apac Opto Electronics, Inc.	20,000	57,686
	Apacer Technology, Inc.	16,000	23,776
		Shares	Value»
TAIWAN — (Continued)
	APCB, Inc.	35,000	$18,452
	Apex Biotechnology Corp.	14,000	12,554
	Apex Science & Engineering	31,212	11,270
	Arcadyan Technology Corp.	31,805	154,718
	Argosy Research, Inc.	14,013	67,345
	ASE Technology Holding Co. Ltd.	365,000	1,721,266
	Asia Optical Co., Inc.	68,000	213,016
	Asia Polymer Corp.	90,295	46,082
	Asia Tech Image, Inc.	21,000	63,362
	Asia Vital Components Co. Ltd.	65,158	1,248,220
	ASIX Electronics Corp.	7,000	21,553
	ASMedia Technology, Inc.	5,000	246,632
	ASolid Technology Co. Ltd.	16,000	27,961
	ASPEED Technology, Inc.	11,600	1,470,962
	ASROCK, Inc.	13,000	80,289
	Asustek Computer, Inc.	142,000	2,507,422
	ATE Energy International Co. Ltd.	30,000	28,927
	Aten International Co. Ltd.	20,000	49,305
	Auden Techno Corp.	5,000	16,959
	Audix Corp.	21,000	46,429
#	AURAS Technology Co. Ltd.	14,000	281,308
	Aurora Corp.	17,000	35,952
	Avalue Technology, Inc.	11,000	33,682
	Avermedia Technologies	30,400	37,230
	Axiomtek Co. Ltd.	21,986	67,214
*	Azurewave Technologies, Inc.	20,000	25,308
	Bafang Yunji International Co. Ltd.	5,000	23,718
*	Bank of Kaohsiung Co. Ltd.	181,419	65,667
	Baolong International Co. Ltd.	14,000	6,617

194

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Basso Industry Corp.	23,000	$30,832
	BenQ Materials Corp.	52,000	51,973
	BES Engineering Corp.	529,000	178,000
	Bin Chuan Enterprise Co. Ltd.	29,000	32,867
	Bionime Corp.	5,000	11,167
	Bioteque Corp.	10,000	38,041
	Bizlink Holding, Inc.	29,077	419,160
	Bon Fame Co. Ltd.	8,000	22,272
	Bora Pharmaceuticals Co. Ltd.	11,896	266,656
	Brave C&H Supply Co. Ltd.	6,000	22,998
	Bright Led Electronics Corp.	27,000	17,668
	Brightek Optoelectronic Co. Ltd.	16,000	20,612
	Brighton-Best International Taiwan, Inc.	106,000	110,757
	Brillian Network & Automation Integrated System Co. Ltd.	4,000	31,100
	Browave Corp.	9,000	39,096
	C Sun Manufacturing Ltd.	26,267	165,228
	Calitech Co. Ltd.	9,000	20,095
*	Cameo Communications, Inc.	32,537	12,203
	Capital Futures Corp.	17,312	30,298
*	Career Technology MFG. Co. Ltd.	47,000	28,231
	Carnival Industrial Corp.	21,000	6,507
	Castles Technology Co. Ltd.	20,430	68,705
	Caswell, Inc.	8,000	34,846
	Catcher Technology Co. Ltd.	151,000	1,099,002
	Cathay Chemical Works	14,000	21,712
	Cathay Financial Holding Co. Ltd.	1,014,188	2,141,908
	Cathay Real Estate Development Co. Ltd.	234,000	175,311
		Shares	Value»
TAIWAN — (Continued)
	Cayman Engley Industrial Co. Ltd.	8,000	$10,762
	CCP Contact Probes Co. Ltd.	22,000	30,649
*	Celxpert Energy Corp.	33,316	26,198
	Cenra, Inc.	38,000	45,662
	Center Laboratories, Inc.	151,986	231,834
	Central Reinsurance Co. Ltd.	147,642	122,018
	Century Iron & Steel Industrial Co. Ltd.	64,000	406,996
	Chailease Holding Co. Ltd.	187,494	877,994
*	ChainQui Construction Development Co. Ltd.	34,700	19,592
	Champion Microelectronic Corp.	4,100	8,738
	Chang Hwa Commercial Bank Ltd.	579,841	318,621
	Chang Wah Electromaterials, Inc.	86,000	144,565
	Chang Wah Technology Co. Ltd.	63,000	70,775
	Channel Well Technology Co. Ltd.	43,000	82,289
	Chant Sincere Co. Ltd.	15,000	31,836
	CHC Healthcare Group	36,000	46,417
	CHC Resources Corp.	7,000	14,749
	Chen Full International Co. Ltd.	29,000	38,884
	Chenbro Micom Co. Ltd.	15,000	129,096
#	Cheng Loong Corp.	189,000	139,833
*	Cheng Mei Materials Technology Corp.	141,065	55,204
	Cheng Uei Precision Industry Co. Ltd.	93,000	184,191
	Chia Chang Co. Ltd.	42,000	55,977
	Chia Hsin Cement Corp.	92,320	50,521

195

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chicony Electronics Co. Ltd.	179,185	$903,646
	Chicony Power Technology Co. Ltd.	37,055	144,033
	Chien Kuo Construction Co. Ltd.	44,000	29,920
	Chien Shing Harbour Service Co. Ltd.	8,000	12,280
	China Bills Finance Corp.	222,000	102,810
	China Electric Manufacturing Corp.	63,900	32,084
#	China General Plastics Corp.	110,971	55,063
	China Glaze Co. Ltd.	40,000	25,347
*	China Man-Made Fiber Corp.	347,588	83,418
	China Metal Products	53,000	60,387
	China Motor Corp.	77,200	163,748
*	China Petrochemical Development Corp.	441,000	109,417
	China Steel Chemical Corp.	40,000	120,681
	China Steel Structure Co. Ltd.	4,000	6,610
	China Wire & Cable Co. Ltd.	21,000	22,192
	Ching Feng Home Fashions Co. Ltd.	35,875	37,257
*	Chip Hope Co. Ltd.	5,000	9,487
	Chipbond Technology Corp.	174,000	339,751
	Chlitina Holding Ltd.	17,513	76,808
	Chong Hong Construction Co. Ltd.	47,000	127,038
	Chroma ATE, Inc.	66,000	834,230
	Chun YU Works & Co. Ltd.	17,850	14,253
	Chun Yuan Steel Industry Co. Ltd.	155,000	87,353
	Chung Hung Steel Corp.	257,000	163,844
	Chung Hwa Food Industrial Co. Ltd.	8,500	23,318
*	Chung Hwa Pulp Corp.	63,000	36,097
	Chung Lien Co. Ltd.	9,000	11,867
		Shares	Value»
TAIWAN — (Continued)
	Chung-Hsin Electric & Machinery Manufacturing Corp.	186,000	$905,217
	Chyang Sheng Texing Co. Ltd.	15,000	10,984
	Cleanaway Co. Ltd. (8422 TT)	18,000	102,509
#	Clevo Co.	138,000	236,579
	Collins Co. Ltd.	24,000	13,327
	Compal Electronics, Inc.	1,261,000	1,384,259
	Complex Micro Interconnection Co. Ltd.	10,000	15,988
	Compucase Enterprise	19,000	36,886
	Continental Holdings Corp.	111,000	96,535
	Contrel Technology Co. Ltd.	38,000	73,206
	Coremax Corp.	22,265	40,981
	Coretronic Corp.	99,000	210,402
	Co-Tech Development Corp.	43,000	78,544
	Cowealth Medical Holding Co. Ltd.	9,450	6,592
	Coxon Precise Industrial Co. Ltd.	18,000	11,700
	Creative Sensor, Inc.	15,300	30,215
*	CSBC Corp. Taiwan	96,000	51,390
	CTBC Financial Holding Co. Ltd.	2,261,000	2,506,485
	CTCI Advanced Systems, Inc.	2,000	10,916
	CTCI Corp.	152,000	206,925
	CTI Traffic Industries Co. Ltd.	1,000	5,218
	Cub Elecparts, Inc.	6,000	17,984
	CviLux Corp.	25,000	41,208
	Cyberlink Corp.	13,000	36,374
	CyberPower Systems, Inc.	16,800	160,328
*	CyberTAN Technology, Inc.	111,000	122,826
	Cystech Electronics Corp.	3,150	8,868
	DA CIN Construction Co. Ltd.	84,600	128,844
	Dafeng TV Ltd.	10,000	15,933

196

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dah San Electric Wire & Cable Co. Ltd.	10,000	$17,981
	Da-Li Development Co. Ltd.	73,873	98,029
	Darfon Electronics Corp.	51,000	76,465
	Darwin Precisions Corp.	87,000	37,062
	Daxin Materials Corp.	23,000	159,462
	De Licacy Industrial Co. Ltd.	76,338	38,811
	Delpha Construction Co. Ltd.	40,000	48,512
	Delta Electronics, Inc.	106,000	1,309,193
	Depo Auto Parts Ind Co. Ltd.	19,000	141,744
	DFI, Inc.	14,000	37,106
	Dimerco Data System Corp.	12,450	44,360
	Dimerco Express Corp.	60,104	157,665
	D-Link Corp.	181,920	107,289
	Donpon Precision, Inc.	27,000	28,976
	Dr. Wu Skincare Co. Ltd.	6,000	27,176
	Draytek Corp.	13,000	21,234
	Drewloong Precision, Inc.	3,000	13,793
*	Dyaco International, Inc.	30,427	25,891
	Dynamic Medical Technologies, Inc.	8,400	23,340
	Dynapack International Technology Corp.	37,000	123,598
	E Ink Holdings, Inc.	60,000	561,552
	E.Sun Financial Holding Co. Ltd.	972,777	827,183
	Eastech Holding Ltd.	7,000	26,645
*	Eastern Media International Corp.	74,465	43,426
	Eclat Textile Co. Ltd.	26,000	434,592
	eCloudvalley Digital Technology Co. Ltd.	8,000	22,492
*	Edimax Technology Co. Ltd.	46,000	48,680
	Edison Opto Corp.	30,619	24,819
		Shares	Value»
TAIWAN — (Continued)
#	Edom Technology Co. Ltd.	44,000	$50,283
	eGalax_eMPIA Technology, Inc.	19,032	28,561
	Elan Microelectronics Corp.	80,100	359,878
	E-Lead Electronic Co. Ltd.	13,328	31,196
	E-LIFE MALL Corp.	20,000	52,064
*	Elite Advanced Laser Corp.	25,600	166,181
	Elite Material Co. Ltd.	82,000	1,046,267
	Elite Semiconductor Microelectronics Technology, Inc.	57,000	118,130
	Elitegroup Computer Systems Co. Ltd.	88,000	66,011
	eMemory Technology, Inc.	16,000	1,555,758
	Emerging Display Technologies Corp.	44,000	34,405
	ENE Technology, Inc.	14,000	22,405
	Ennoconn Corp.	43,464	389,952
	Eris Technology Corp.	4,844	41,888
	Eson Precision Ind Co. Ltd.	32,000	63,553
	Eternal Materials Co. Ltd.	260,224	251,027
	Eurocharm Holdings Co. Ltd.	6,000	38,817
	Ever Supreme Bio Technology Co. Ltd.	7,400	42,074
	Evergreen Aviation Technologies Corp.	29,000	83,319
	Evergreen International Storage & Transport Corp.	116,000	110,574
	Evergreen Marine Corp. Taiwan Ltd.	99,800	632,344
#	EVERGREEN Steel Corp.	49,000	154,922
	Everlight Chemical Industrial Corp.	165,000	122,929
	Everlight Electronics Co. Ltd.	117,000	303,985

197

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Everspring Industry Co. Ltd.	35,100	$14,825
	Evertop Wire Cable Corp.	33,000	23,021
	Excel Cell Electronic Co. Ltd.	15,000	10,645
	Excellence Opto, Inc.	15,000	12,923
	Excelsior Medical Co. Ltd.	22,692	61,533
	Far Eastern Department Stores Ltd.	142,000	112,866
	Far Eastern International Bank	335,205	137,064
	Far Eastern New Century Corp.	352,000	406,182
	Far EasTone Telecommunications Co. Ltd.	153,000	422,492
	Faraday Technology Corp.	61,621	437,832
	Farglory F T Z Investment Holding Co. Ltd.	24,580	32,900
	Farglory Land Development Co. Ltd.	104,000	217,465
	Feedback Technology Corp.	12,960	55,810
	Feng Hsin Steel Co. Ltd.	68,000	176,873
	Feng TAY Enterprise Co. Ltd.	81,048	356,284
	FineTek Co. Ltd.	4,080	19,476
	Firich Enterprises Co. Ltd.	35,000	34,517
*	First Copper Technology Co. Ltd.	34,000	41,969
	First Financial Holding Co. Ltd.	1,480,713	1,246,843
	First Hotel	33,000	15,287
	First Insurance Co. Ltd.	69,000	48,752
*	First Steamship Co. Ltd.	121,000	29,362
	FIT Holding Co. Ltd.	46,000	70,394
	Fitipower Integrated Technology, Inc.	30,450	231,874
	FLEXium Interconnect, Inc.	93,000	216,608
		Shares	Value»
TAIWAN — (Continued)
	Flytech Technology Co. Ltd.	26,000	$69,183
#	FocalTech Systems Co. Ltd.	84,000	217,813
#	Forcecon Tech Co. Ltd.	19,285	90,944
*	Forest Water Environment Engineering Co. Ltd.	9,630	12,203
	Formosa Chemicals & Fibre Corp.	209,000	249,334
*	Formosa Electronic Industries, Inc.	20,000	20,864
	Formosa International Hotels Corp.	14,000	86,970
	Formosa Oilseed Processing Co. Ltd.	11,400	31,606
	Formosa Optical Technology Co. Ltd.	7,000	21,946
	Formosa Plastics Corp.	149,000	218,509
	Formosan Rubber Group, Inc.	74,700	59,015
	Formosan Union Chemical	115,000	80,582
	Fortune Electric Co. Ltd.	26,200	438,549
	Fositek Corp.	2,000	51,478
	Founding Construction & Development Co. Ltd.	75,000	47,013
#	Foxconn Technology Co. Ltd.	148,000	366,063
	Foxsemicon Integrated Technology, Inc.	22,150	232,742
	Froch Enterprise Co. Ltd.	19,000	10,791
	FSP Technology, Inc.	40,000	72,299
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	21,170
	Fu Hua Innovation Co. Ltd.	107,758	104,170
	Fubon Financial Holding Co. Ltd.	921,630	2,574,534

198

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fulgent Sun International Holding Co. Ltd.	45,092	$150,242
*	Full Wang International Development Co. Ltd.	18,000	19,640
	Fullerton Technology Co. Ltd.	26,000	18,341
	Fusheng Precision Co. Ltd.	21,000	193,453
	G Shank Enterprise Co. Ltd.	36,004	96,601
	Gallant Micro Machining Co. Ltd.	1,000	21,048
	Gamania Digital Entertainment Co. Ltd.	37,000	90,274
*	GCS Holdings, Inc.	20,000	41,427
	GEM Services, Inc.	12,100	27,111
	Gemtek Technology Corp.	109,000	118,942
*	General Interface Solution Holding Ltd.	64,000	112,522
	General Plastic Industrial Co. Ltd.	24,000	26,890
	Generalplus Technology, Inc.	19,000	31,788
	Genesys Logic, Inc.	5,000	22,577
	Genius Electronic Optical Co. Ltd.	23,634	325,715
	Genmont Biotech, Inc.	13,000	8,544
	Genovate Biotechnology Co. Ltd.	21,630	14,959
	GeoVision, Inc.	24,000	45,498
#	Getac Holdings Corp.	97,000	332,839
	GFC Ltd.	10,000	31,718
	Gigabyte Technology Co. Ltd.	140,000	1,103,438
*	Gigasolar Materials Corp.	9,265	26,147
*	Gigastorage Corp.	97,000	54,801
	Global Lighting Technologies, Inc.	21,000	47,428
	Global PMX Co. Ltd.	6,000	24,243
	Global Unichip Corp.	27,000	1,009,344
	Globaltek Fabrication Co. Ltd.	9,000	23,848
		Shares	Value»
TAIWAN — (Continued)
	Globe Union Industrial Corp.	61,138	$31,313
	Gloria Material Technology Corp.	111,000	157,837
*	Glotech Industrial Corp.	30,000	12,232
*	GlycoNex, Inc.	14,000	11,406
#	GMI Technology, Inc.	26,247	53,346
	Golden Long Teng Development Co. Ltd.	20,000	16,921
	Goldsun Building Materials Co. Ltd.	216,000	357,599
	Good Will Instrument Co. Ltd.	27,000	36,080
	Gordon Auto Body Parts	22,000	23,655
	Gourmet Master Co. Ltd.	12,208	33,493
	Grand Fortune Securities Co. Ltd.	115,000	45,620
*	Grand Pacific Petrochemical	191,145	71,609
	Grand Process Technology Corp.	5,000	242,572
	GrandTech CG Systems, Inc.	12,272	22,933
	Grape King Bio Ltd.	31,000	145,097
	Great China Metal Industry	55,000	39,228
#	Great Taipei Gas Co. Ltd.	149,000	140,322
	Great Tree Pharmacy Co. Ltd.	24,843	135,858
	Green World FinTech Service Co. Ltd.	20,000	50,425
	Group Up Industrial Co. Ltd.	4,000	33,953
	GTM Holdings Corp.	43,000	45,511
	Gudeng Precision Industrial Co. Ltd.	8,393	138,922
	Hanpin Electron Co. Ltd.	14,000	20,799
	Harvatek Corp.	45,000	31,270
	Heran Co. Ltd.	12,000	39,065
	Hey Song Corp.	74,000	95,360
	Hi-Clearance, Inc.	8,592	37,121
*	Highlight Tech Corp.	18,266	33,448
	Highwealth Construction Corp.	260,114	326,732
	Hi-Lai Foods Co. Ltd.	3,000	14,332
	HIM International Music, Inc.	10,000	36,083

199

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hiroca Holdings Ltd.	23,000	$21,840
	Hitron Technology, Inc.	25,080	24,277
#	Hiwin Technologies Corp.	38,350	279,303
	Hiyes International Co. Ltd.	6,487	29,859
	Ho Tung Chemical Corp.	324,000	84,792
	Hocheng Corp.	66,420	35,732
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	19,596
	Holy Stone Enterprise Co. Ltd.	28,350	78,606
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	6,644,320
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	34,343
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	76,467
	Honey Hope Honesty Enterprise Co. Ltd.	22,000	29,895
	Hong Ho Precision Textile Co. Ltd.	16,000	21,053
	Hong Pu Real Estate Development Co. Ltd.	73,000	65,441
	Hong TAI Electric Industrial	70,000	72,185
	Hota Industrial Manufacturing Co. Ltd.	11,000	18,875
#	Hotai Finance Co. Ltd.	64,080	180,849
	Hotai Motor Co. Ltd.	34,600	696,327
*	Hotron Precision Electronic Industrial Co. Ltd.	34,000	34,713
	Hsin Kuang Steel Co. Ltd.	34,000	58,395
	Hsin Yung Chien Co. Ltd.	11,620	34,398
*	HTC Corp.	182,000	246,748
	HUA ENG Wire & Cable Co. Ltd.	90,000	81,146
*	Hua Jung Components Co. Ltd.	38,000	17,984
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd.	1,125,894	$887,820
	Hua Yu Lien Development Co. Ltd.	13,000	52,539
	Huaku Development Co. Ltd.	90,500	329,522
	Huang Hsiang Construction Corp.	33,000	58,360
	Huikwang Corp.	18,000	17,478
	Hung Ching Development & Construction Co. Ltd.	47,000	46,136
	Hung Sheng Construction Ltd.	128,592	104,035
	Huxen Corp.	10,000	15,588
	Hwacom Systems, Inc.	17,000	12,363
	Hwang Chang General Contractor Co. Ltd.	22,860	68,327
	Ibase Technology, Inc.	10,000	22,771
	IBF Financial Holdings Co. Ltd.	747,852	341,439
	Ichia Technologies, Inc.	62,000	76,813
	I-Chiun Precision Industry Co. Ltd.	26,013	98,230
*	Ideal Bike Corp.	35,000	9,443
	IEI Integration Corp.	41,220	97,199
	Inergy Technology, Inc.	8,000	21,826
	Infortrend Technology, Inc.	56,000	62,604
	Info-Tek Corp.	24,000	29,428
	Innodisk Corp.	20,875	165,921
	Inpaq Technology Co. Ltd.	21,424	52,527
	Insyde Software Corp.	16,800	271,240
	Intai Technology Corp.	6,000	21,025
	Integrated Service Technology, Inc.	14,000	81,210
	Interactive Digital Technologies, Inc.	5,000	13,169
*	International CSRC Investment Holdings Co.	218,220	101,325
	International Games System Co. Ltd.	88,000	2,776,598

200

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Inventec Corp.	713,000	$986,106
	Iron Force Industrial Co. Ltd.	8,296	28,330
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	40,762
	ITE Technology, Inc.	37,000	154,270
	ITEQ Corp.	59,822	141,188
	Jarllytec Co. Ltd.	18,000	82,901
	Jean Co. Ltd.	50,028	36,092
	Jentech Precision Industrial Co. Ltd.	15,098	678,003
	Jetwell Computer Co. Ltd.	5,000	21,391
	Jia Wei Lifestyle, Inc.	7,619	16,580
	Jih Lin Technology Co. Ltd.	16,000	31,366
*	Ji-Haw Industrial Co. Ltd.	14,000	12,668
	JMC Electronics Co. Ltd.	7,000	9,375
	Johnson Health Tech Co. Ltd.	21,000	97,530
	JPC connectivity, Inc.	27,000	147,756
	JSL Construction & Development Co. Ltd.	32,854	88,559
	Kaimei Electronic Corp.	15,120	29,842
	Kaori Heat Treatment Co. Ltd.	21,000	204,918
	Kaulin Manufacturing Co. Ltd.	23,000	10,435
	Kedge Construction Co. Ltd.	22,063	49,493
	KEE TAI Properties Co. Ltd.	102,515	50,833
	Kenda Rubber Industrial Co. Ltd.	144,000	133,115
	Kerry TJ Logistics Co. Ltd.	47,000	58,705
*	Key Ware Electronics Co. Ltd.	37,425	15,849
	Keystone Microtech Corp.	4,000	40,752
	KGI Financial Holding Co. Ltd.	2,432,019	1,253,156
	KHGEARS International Ltd.	5,420	27,210
	Kindom Development Co. Ltd.	141,900	199,162
	King Slide Works Co. Ltd.	10,000	375,680
		Shares	Value»
TAIWAN — (Continued)
	King's Town Bank Co. Ltd.	196,000	$300,664
*	King's Town Construction Co. Ltd.	27,000	62,833
	Kingstate Electronics Corp.	8,000	11,716
	Kinik Co.	16,000	150,018
	Kinko Optical Co. Ltd.	35,163	27,221
	Kinpo Electronics	312,000	233,996
	Kinsus Interconnect Technology Corp.	49,000	160,428
	KMC Kuei Meng International, Inc.	16,250	68,725
	KNH Enterprise Co. Ltd.	45,000	26,702
	Ko Ja Cayman Co. Ltd.	9,606	14,648
	KS Terminals, Inc.	32,000	75,060
	Kung Long Batteries Industrial Co. Ltd.	12,000	55,134
#*	Kung Sing Engineering Corp.	137,500	49,315
#	Kuo Toong International Co. Ltd.	68,248	128,075
*	Kuo Yang Construction Co. Ltd.	57,549	37,351
	Kwong Lung Enterprise Co. Ltd.	24,000	42,069
	L&K Engineering Co. Ltd.	57,390	397,007
	La Kaffa International Co. Ltd.	6,000	19,152
	Lang, Inc.	9,000	14,015
	Lanner Electronics, Inc.	25,143	69,340
	Largan Precision Co. Ltd. (3008 TT)	11,000	770,447
#	Laser Tek Taiwan Co. Ltd.	31,350	65,668
	Laster Tech Corp. Ltd.	29,579	35,103
*	Leader Electronics, Inc.	69,000	38,292
	LEE CHI Enterprises Co. Ltd.	63,000	29,207
	Lelon Electronics Corp.	18,832	41,940
	Lemtech Holdings Co. Ltd.	4,138	13,307

201

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Leo Systems, Inc.	12,000	$12,293
*	Leofoo Development Co. Ltd.	23,000	12,465
	Lian HWA Food Corp.	22,832	79,662
	Lida Holdings Ltd.	10,000	8,089
	Lien Hwa Industrial Holdings Corp.	204,783	380,265
	Lite-On Technology Corp.	247,000	774,294
	Liton Technology Corp.	23,000	24,594
*	Long Bon International Co. Ltd.	21,000	13,910
	Long Da Construction & Development Corp.	91,000	98,941
*	Longchen Paper & Packaging Co. Ltd.	215,583	89,621
	Longwell Co.	23,000	55,526
	Lotes Co. Ltd.	23,097	1,174,677
	Lotus Pharmaceutical Co. Ltd.	39,000	302,691
	Lu Hai Holding Corp.	8,084	7,907
	Lumax International Corp. Ltd.	29,000	98,187
*	Lung Yen Life Service Corp.	46,000	65,979
#	M31 Technology Corp.	2,640	59,854
	Macauto Industrial Co. Ltd.	17,000	32,484
	Machvision, Inc.	11,159	122,594
	Macnica Galaxy, Inc.	8,000	16,458
	Macroblock, Inc.	10,000	24,155
	Makalot Industrial Co. Ltd.	59,263	635,801
	Marketech International Corp.	25,000	117,167
	Materials Analysis Technology, Inc.	14,725	122,330
	Mechema Chemicals International Corp.	18,000	39,457
*	Medeon Biodesign, Inc.	2,771	4,009
	MediaTek, Inc.	153,000	5,956,009
	Mega Financial Holding Co. Ltd.	425,203	518,065
*	Megaforce Co. Ltd.	16,000	14,649
	Meiloon Industrial Co.	42,600	49,044
		Shares	Value»
TAIWAN — (Continued)
*	Mercuries & Associates Holding Ltd.	117,593	$61,364
*	Mercuries Life Insurance Co. Ltd.	893,935	190,184
	Merida Industry Co. Ltd.	43,000	234,211
	Merry Electronics Co. Ltd.	43,218	141,105
	METAAGE Corp.	30,000	43,620
*	Metatech AP, Inc.	4,000	5,846
*	Microbio Co. Ltd.	76,649	90,267
	Micro-Star International Co. Ltd.	233,000	1,274,544
	Mildef Crete, Inc.	10,000	28,807
	MIN AIK Technology Co. Ltd.	35,000	29,781
	Mitac Holdings Corp.	247,073	344,761
	MJ International Co. Ltd.	9,000	13,917
*	Mobiletron Electronics Co. Ltd.	18,000	24,451
#	momo.com, Inc.	34,234	397,249
*	MOSA Industrial Corp.	22,723	16,083
	Motech Industries, Inc.	72,000	53,504
	MPI Corp.	22,000	541,855
	MSSCORPS Co. Ltd.	6,480	40,644
	Munsin Garment Corp.	9,000	13,499
	Nak Sealing Technologies Corp.	9,000	31,970
	Nan Liu Enterprise Co. Ltd.	5,000	10,959
	Nan Pao Resins Chemical Co. Ltd.	23,000	202,213
*	Nan Ren Lake Leisure Amusement Co. Ltd.	47,000	23,212
	Nan Ya Plastics Corp.	363,000	467,699
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	16,064
	Nantex Industry Co. Ltd.	99,200	106,763

202

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	National Aerospace Fasteners Corp.	6,000	$16,254
	National Petroleum Co. Ltd.	22,000	44,375
	Netronix, Inc.	11,000	39,859
*	New Asia Construction & Development Corp.	34,000	12,635
	New Best Wire Industrial Co. Ltd.	18,000	18,644
#	Nexcom International Co. Ltd.	30,000	44,540
	Nichidenbo Corp.	48,000	89,998
	Nidec Chaun-Choung Technology Corp.	5,000	32,310
	Nien Hsing Textile Co. Ltd.	44,000	27,297
	Nien Made Enterprise Co. Ltd.	25,000	372,531
	Niko Semiconductor Co. Ltd.	19,836	27,819
	Nishoku Technology, Inc.	10,000	40,900
	Nova Technology Corp.	12,000	68,793
#	Novatek Microelectronics Corp.	109,000	1,684,195
	Nuvoton Technology Corp.	48,000	148,891
	O-Bank Co. Ltd.	259,507	79,242
*	Ocean Plastics Co. Ltd.	70,000	73,805
	OK Biotech Co. Ltd.	43,928	32,900
*	Oneness Biotech Co. Ltd.	57,248	225,237
	Orient Europharma Co. Ltd.	7,000	10,587
	Orient Semiconductor Electronics Ltd.	112,000	132,470
	Oriental Union Chemical Corp.	134,000	73,381
	O-TA Precision Industry Co. Ltd.	12,000	30,916
	Pacific Construction Co.	73,000	23,205
	Pacific Hospital Supply Co. Ltd.	13,000	35,938
	PADAUK Technology Co. Ltd.	3,993	11,841
*	Paiho Shih Holdings Corp.	28,178	26,307
		Shares	Value»
TAIWAN — (Continued)
	Pan Asia Chemical Corp.	40,613	$18,438
	Pan German Universal Motors Ltd.	5,000	45,146
	Pan Jit International, Inc.	83,900	143,391
	Pan-International Industrial Corp.	83,000	95,955
	Panion & BF Biotech, Inc.	16,563	43,972
	Parade Technologies Ltd.	17,000	370,086
*	Paragon Technologies Co. Ltd.	23,248	22,951
	Parpro Corp.	18,000	16,282
*	PChome Online, Inc.	42,983	64,621
	PCL Technologies, Inc.	8,297	27,388
	P-Duke Technology Co. Ltd.	11,579	31,520
	Pegatron Corp.	452,000	1,370,539
	Pegavision Corp.	6,000	69,548
	PharmaEngine, Inc.	14,000	44,282
*	PharmaEssentia Corp.	19,703	385,326
*	Phihong Technology Co. Ltd.	97,000	113,043
	Phison Electronics Corp.	52,000	746,272
*	Phytohealth Corp.	53,000	28,626
	Pixart Imaging, Inc.	31,000	231,025
#	Planet Technology Corp.	17,000	85,410
	Polytronics Technology Corp.	22,423	48,271
	Posiflex Technology, Inc.	8,000	51,228
	Pou Chen Corp.	278,000	325,028
	Power Wind Health Industry, Inc.	7,000	25,233
	Powertech Technology, Inc.	232,000	903,386
	Powertip Technology Corp.	38,000	18,782
	Poya International Co. Ltd.	8,456	131,428
	President Chain Store Corp.	88,000	808,001
	President Securities Corp.	229,604	182,590

203

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Primax Electronics Ltd.	99,000	$247,096
	Prince Housing & Development Corp.	286,000	92,195
	Pro Hawk Corp.	5,000	25,072
	Promate Electronic Co. Ltd.	37,000	94,233
	PSS Co. Ltd.	7,000	28,751
#	Qisda Corp.	394,000	438,381
	QST International Corp.	7,000	14,498
	Qualipoly Chemical Corp.	32,000	43,607
	Quang Viet Enterprise Co. Ltd.	16,000	50,967
	Quanta Computer, Inc.	200,000	1,816,268
#	Quanta Storage, Inc.	66,000	194,098
*	Quintain Steel Co. Ltd.	41,000	15,137
	Radiant Opto-Electronics Corp.	103,000	670,421
*	Radium Life Tech Co. Ltd.	187,248	55,679
	Rafael Microelectronics, Inc.	1,607	6,480
	Raydium Semiconductor Corp.	13,000	136,336
*	RDC Semiconductor Co. Ltd.	3,000	20,062
	Realtek Semiconductor Corp.	63,000	924,365
	ReaLy Development&Construction Corp.	11,000	11,595
	Rechi Precision Co. Ltd.	86,000	68,808
	Rexon Industrial Corp. Ltd.	39,000	41,688
*	Rich Development Co. Ltd.	235,870	72,814
	Richmond International Travel & Tours Co. Ltd.	4,000	13,154
*	Right WAY Industrial Co. Ltd.	22,000	9,324
*	RiTdisplay Corp.	11,000	14,846
*	Ritek Corp.	176,099	77,386
		Shares	Value»
TAIWAN — (Continued)
	Rodex Fasteners Corp.	12,000	$15,300
	Ruentex Development Co. Ltd.	290,000	416,326
	Ruentex Engineering & Construction Co.	34,216	141,169
#	Ruentex Industries Ltd.	159,784	377,054
#	Run Long Construction Co. Ltd.	156,000	233,187
	Sakura Development Co. Ltd.	74,850	117,213
	Sampo Corp.	77,800	69,406
	San Fang Chemical Industry Co. Ltd.	65,000	90,438
	San Far Property Ltd.	55,003	41,777
	San Fu Chemical Co. Ltd.	3,000	11,759
	San Shing Fastech Corp.	22,000	38,359
	Sanitar Co. Ltd.	17,000	21,365
	Sanyang Motor Co. Ltd.	121,000	261,377
	Savior Lifetec Corp.	45,000	30,694
	SCI Pharmtech, Inc.	9,000	25,021
#	Scientech Corp.	10,000	137,170
	ScinoPharm Taiwan Ltd.	25,000	18,682
	SDI Corp.	19,000	69,815
	Sea & Land Integrated Corp.	22,100	20,840
*	Sea Sonic Electronics Co. Ltd.	8,000	15,955
	Securitag Assembly Group Co.	4,000	12,811
	Senao International Co. Ltd.	33,000	35,946
	Senao Networks, Inc.	8,141	35,180
	Sensortek Technology Corp.	7,000	55,845
	Sercomm Corp.	70,000	238,467
	Sesoda Corp.	56,680	69,797
	Shanghai Commercial & Savings Bank Ltd.	806,856	1,002,308

204

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shan-Loong Transportation Co. Ltd.	24,000	$15,135
	Sharehope Medicine Co. Ltd.	40,405	37,490
	Sheh Fung Screws Co. Ltd.	6,000	10,926
	Sheng Yu Steel Co. Ltd.	41,000	33,386
	ShenMao Technology, Inc.	18,000	37,043
	Shieh Yih Machinery Industry Co. Ltd.	20,000	24,315
	Shih Her Technologies, Inc.	11,000	47,619
	Shihlin Electric & Engineering Corp.	52,000	325,288
	Shin Hsiung Natural Gas Co. Ltd.	13,771	20,840
*	Shin Kong Financial Holding Co. Ltd.	3,482,629	1,232,315
	Shin Ruenn Development Co. Ltd.	18,236	33,610
	Shin Shin Natural Gas Co.	7,000	8,716
	Shin Zu Shing Co. Ltd.	51,459	275,294
	Shinih Enterprise Co. Ltd.	17,000	10,864
*	Shining Building Business Co. Ltd.	102,206	33,082
	Shinkong Insurance Co. Ltd.	81,000	246,396
	Shinkong Synthetic Fibers Corp.	339,000	160,037
	Shinkong Textile Co. Ltd.	29,000	41,336
	Shiny Chemical Industrial Co. Ltd.	27,498	143,108
*	Shun On Electronic Co. Ltd.	13,000	12,700
	ShunSin Technology Holding Ltd.	7,000	44,202
	Shuttle, Inc.	106,000	66,514
	Sigurd Microelectronics Corp.	126,438	285,916
	Silergy Corp.	42,000	651,603
	Silicon Integrated Systems Corp.	54,000	128,152
		Shares	Value»
TAIWAN — (Continued)
	Silicon Power Computer & Communications, Inc.	21,000	$20,366
	Simplo Technology Co. Ltd.	45,000	474,373
	Sinbon Electronics Co. Ltd.	50,000	409,283
	Sinher Technology, Inc.	11,000	12,161
	Sinmag Equipment Corp.	11,000	48,686
	Sinon Corp.	130,000	168,784
	SinoPac Financial Holdings Co. Ltd.	977,327	693,782
	Sinopower Semiconductor, Inc.	5,500	17,724
	Sinphar Pharmaceutical Co. Ltd.	24,840	23,830
	Sinyi Realty, Inc.	81,965	76,489
	Sirtec International Co. Ltd.	25,200	28,027
	Sitronix Technology Corp.	37,000	253,489
	Siward Crystal Technology Co. Ltd.	33,000	29,423
	Soft-World International Corp.	16,000	67,869
	Solar Applied Materials Technology Corp.	151,711	291,007
	Solteam, Inc.	20,264	32,959
*	Solytech Enterprise Corp.	27,000	10,706
	Song Shang Electronics Co. Ltd.	17,000	16,986
	Sonix Technology Co. Ltd.	35,000	50,534
	Southeast Cement Co. Ltd.	17,000	11,475
	Speed Tech Corp.	20,000	30,449
#	Sporton International, Inc.	31,402	204,910
	Sports Gear Co. Ltd.	11,000	40,496
	St. Shine Optical Co. Ltd.	15,000	98,220
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	39,552

205

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Standard Foods Corp.	88,000	$103,072
	Stark Technology, Inc.	27,000	108,735
	Sun Race Sturmey-Archer, Inc.	7,000	6,012
*	Sun Yad Construction Co. Ltd.	58,933	26,841
	Sunflex Tech Co. Ltd.	22,000	19,946
	Sunfun Info Co. Ltd.	6,045	55,041
	Sunjuice Holdings Co. Ltd.	3,000	13,139
*	Sunko INK Co. Ltd.	64,750	41,472
	SunMax Biotechnology Co. Ltd.	6,000	49,550
	Sunonwealth Electric Machine Industry Co. Ltd.	47,000	138,704
	Sunplus Innovation Technology, Inc.	6,000	31,683
*	Sunplus Technology Co. Ltd.	118,000	106,187
	Sunrex Technology Corp.	28,000	48,288
	Sunspring Metal Corp.	27,540	28,163
	Superior Plating Technology Co. Ltd.	6,000	11,320
	Supreme Electronics Co. Ltd.	199,025	404,551
	Swancor Holding Co. Ltd.	26,000	83,311
	Sweeten Real Estate Development Co. Ltd.	46,961	45,520
	Symtek Automation Asia Co. Ltd.	6,242	38,519
	Syncmold Enterprise Corp.	22,500	70,113
	Syngen Biotech Co. Ltd.	4,000	16,539
	Synmosa Biopharma Corp.	56,400	63,560
	Synnex Technology International Corp.	413,000	907,142
	Systex Corp.	50,000	204,623
	T3EX Global Holdings Corp.	29,000	76,790
		Shares	Value»
TAIWAN — (Continued)
	TA Chen Stainless Pipe	666,801	$671,584
	Ta Ya Electric Wire & Cable	108,811	153,184
	Tah Hsin Industrial Corp.	12,870	28,275
	TA-I Technology Co. Ltd.	26,750	38,675
*	Tai Tung Communication Co. Ltd.	53,385	45,218
	Taichung Commercial Bank Co. Ltd.	825,920	454,436
	TaiDoc Technology Corp.	25,000	122,460
#	Taiflex Scientific Co. Ltd.	53,838	87,783
	Taimide Tech, Inc.	27,000	37,055
	Tainan Enterprises Co. Ltd.	33,000	37,937
	Tainan Spinning Co. Ltd.	158,000	74,541
*	Tainergy Tech Co. Ltd.	25,000	11,535
	Tai-Saw Technology Co. Ltd.	29,000	23,127
	Taishin Financial Holding Co. Ltd.	1,387,954	737,447
#	TaiSol Electronics Co. Ltd.	22,000	43,826
*	Taisun Enterprise Co. Ltd.	34,000	21,087
	Taita Chemical Co. Ltd.	83,945	47,113
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	52,945
	Taiwan Business Bank	1,119,439	538,488
	Taiwan Chelic Corp. Ltd.	7,000	8,808
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	27,400
	Taiwan Cooperative Financial Holding Co. Ltd.	546,762	427,498
	Taiwan Environment Scientific Co. Ltd.	9,000	16,430
	Taiwan Fertilizer Co. Ltd.	80,000	141,787
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	64,477

206

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	$73,653
#*	Taiwan Glass Industry Corp.	159,000	95,685
	Taiwan High Speed Rail Corp.	260,000	235,810
	Taiwan Hon Chuan Enterprise Co. Ltd.	75,645	359,415
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,181	83,913
††	Taiwan Land Development Corp.	134,000	2,102
	Taiwan Mask Corp.	46,000	77,625
	Taiwan Mobile Co. Ltd.	257,000	905,785
	Taiwan Paiho Ltd.	37,000	92,335
	Taiwan PCB Techvest Co. Ltd.	67,000	78,195
	Taiwan Sakura Corp.	29,000	74,892
	Taiwan Sanyo Electric Co. Ltd.	25,000	30,926
	Taiwan Secom Co. Ltd.	93,000	393,736
	Taiwan Semiconductor Co. Ltd.	48,000	92,883
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,246,000	39,073,914
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	83,594	15,928,001
	Taiwan Shin Kong Security Co. Ltd.	76,500	98,543
*	Taiwan Styrene Monomer	164,000	61,472
	Taiwan Surface Mounting Technology Corp.	67,000	220,120
	Taiwan Taxi Co. Ltd.	6,615	23,474
*	Taiwan TEA Corp.	162,000	104,554
	Taiwan Union Technology Corp.	73,000	361,477
*	Tatung Co. Ltd.	351,000	479,062
*	TBI Motion Technology Co. Ltd.	11,000	14,740
		Shares	Value»
TAIWAN — (Continued)
	TCI Co. Ltd.	25,877	$106,662
	Te Chang Construction Co. Ltd.	12,000	22,954
	Teco Electric & Machinery Co. Ltd.	304,000	464,651
	Tehmag Foods Corp.	6,400	60,951
	Tera Autotech Corp.	22,701	18,764
	Test Research, Inc.	36,000	147,254
	Test Rite International Co. Ltd.	53,000	33,679
	Thermaltake Technology Co. Ltd.	15,000	17,083
	Thinking Electronic Industrial Co. Ltd.	17,000	85,649
	Thye Ming Industrial Co. Ltd.	36,000	74,446
	Tofu Restaurant Co. Ltd.	1,120	8,862
	Ton Yi Industrial Corp.	297,000	151,259
	Tong Hsing Electronic Industries Ltd.	51,857	205,245
	Tong Yang Industry Co. Ltd.	61,000	201,711
	Tong-Tai Machine & Tool Co. Ltd.	60,000	58,538
	Top Union Electronics Corp.	21,481	21,176
	Topco Scientific Co. Ltd.	49,040	473,417
	Topco Technologies Corp.	18,000	39,204
	Topkey Corp.	17,000	121,434
	Topoint Technology Co. Ltd.	35,000	42,178
	Toung Loong Textile Manufacturing	14,000	9,826
*	TPK Holding Co. Ltd.	89,000	114,993
	Trade-Van Information Services Co.	16,000	38,665
#	Transcend Information, Inc.	59,000	175,825
	Transcom, Inc.	13,840	58,026
	Trusval Technology Co. Ltd.	2,000	13,812
	Tsann Kuen Enterprise Co. Ltd.	13,331	13,775

207

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TSC Auto ID Technology Co. Ltd.	9,128	$63,305
	TSRC Corp.	104,000	78,457
	Ttet Union Corp.	6,000	28,570
	TTFB Co. Ltd.	3,326	20,961
	TTY Biopharm Co. Ltd.	37,000	84,413
*	Tul Corp.	12,000	27,814
	Tung Ho Steel Enterprise Corp.	114,270	261,221
	Tung Thih Electronic Co. Ltd.	9,900	30,448
	TURVO International Co. Ltd.	13,000	64,625
	TXC Corp.	80,000	289,903
	TYC Brother Industrial Co. Ltd.	39,000	71,408
	Tycoons Group Enterprise	72,388	22,004
	TZE Shin International Co. Ltd.	29,000	20,139
	Ubright Optronics Corp.	10,000	20,420
	UDE Corp.	21,000	58,274
	Ultra Chip, Inc.	15,000	41,526
	U-MEDIA Communications, Inc.	13,000	20,549
	Unic Technology Corp.	41,000	45,732
	Unictron Technologies Corp.	5,000	10,390
	Union Bank of Taiwan	471,541	222,432
*	Union Insurance Co. Ltd.	14,000	14,587
	Uni-President Enterprises Corp.	1,463,000	4,096,982
	Unitech Computer Co. Ltd.	37,000	41,236
*	Unitech Printed Circuit Board Corp.	133,170	123,117
*	United Alloy-Tech Co.	11,000	12,390
	United Integrated Services Co. Ltd.	71,000	737,458
	United Orthopedic Corp.	15,000	45,591
		Shares	Value»
TAIWAN — (Continued)
	United Radiant Technology	28,000	$17,142
	United Recommend International Co. Ltd.	9,123	16,677
#*	United Renewable Energy Co. Ltd.	377,571	130,557
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	26,024
	Universal Cement Corp.	114,220	107,275
	Universal Microwave Technology, Inc.	3,000	28,189
	Universal Vision Biotechnology Co. Ltd.	21,257	144,115
	UPC Technology Corp.	327,169	112,510
*	UPI Semiconductor Corp.	9,000	68,228
	Userjoy Technology Co. Ltd.	13,505	33,755
	USI Corp.	275,320	119,540
	U-Tech Media Corp.	34,000	19,712
	Utechzone Co. Ltd.	15,000	60,804
	UVAT Technology Co. Ltd.	8,000	23,216
	Value Valves Co. Ltd.	5,383	15,952
	Ve Wong Corp.	23,000	34,029
	Ventec International Group Co. Ltd.	18,000	38,929
	Via Technologies, Inc.	25,000	88,593
	Viking Tech Corp.	14,000	20,951
	Visco Vision, Inc.	8,000	53,671
	VisEra Technologies Co. Ltd.	13,000	110,751
	Visual Photonics Epitaxy Co. Ltd.	30,000	129,200
	Vivotek, Inc.	8,000	29,160
	Vizionfocus, Inc.	6,000	35,616
	Voltronic Power Technology Corp.	19,915	1,309,694
	Wafer Works Corp.	66,000	59,522
#	Waffer Technology Corp.	18,827	41,048
	Wah Hong Industrial Corp.	13,000	17,316

208

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wah Lee Industrial Corp.	66,780	$250,857
#	Walsin Lihwa Corp.	576,139	528,034
	Walsin Technology Corp.	44,000	135,199
	WEI Chih Steel Industrial Co. Ltd.	27,000	19,314
	Wei Chuan Foods Corp.	65,000	36,246
#	Weikeng Industrial Co. Ltd.	152,945	164,725
	Well Shin Technology Co. Ltd.	16,000	31,084
	Welldone Co.	13,000	19,353
	WELLELL, Inc.	17,000	13,352
*††	Wha Yu Industrial Co. Ltd.	18,000	9,215
	Wholetech System Hitech Ltd.	18,000	58,048
*	Winbond Electronics Corp.	787,162	465,914
	Winmate, Inc.	7,000	29,849
	WinWay Technology Co. Ltd.	5,000	200,416
	Wisdom Marine Lines Co. Ltd.	123,102	279,371
	Wistron Corp.	463,436	1,557,685
	Wistron NeWeb Corp.	90,372	337,683
	WITS Corp.	10,659	37,990
	Wiwynn Corp.	19,000	1,080,196
	Wonderful Hi-Tech Co. Ltd.	17,954	19,345
	Wowprime Corp.	13,194	97,985
	WPG Holdings Ltd.	610,400	1,386,870
	WT Microelectronics Co. Ltd.	182,432	613,932
*	XAC Automation Corp.	24,000	18,795
	Xxentria Technology Materials Corp.	29,975	55,261
	Ya Horng Electronic Co. Ltd.	8,000	13,998
	Yageo Corp.	53,960	917,774
	Yang Ming Marine Transport Corp.	122,000	250,468
	Yankey Engineering Co. Ltd.	11,528	110,545
	YC INOX Co. Ltd.	153,324	103,436
	YCC Parts Manufacturing Co. Ltd.	13,000	23,389
		Shares	Value»
TAIWAN — (Continued)
	Yea Shin International Development Co. Ltd.	80,511	$76,250
	Yen Sun Technology Corp.	9,000	14,579
*	Yeong Guan Energy Technology Group Co. Ltd.	9,000	10,808
	YFC-Boneagle Electric Co. Ltd.	30,236	25,379
	YFY, Inc.	241,000	228,808
	Yi Jinn Industrial Co. Ltd.	65,100	38,918
	Yieh Phui Enterprise Co. Ltd.	440,479	206,776
	Yonyu Plastics Co. Ltd.	23,000	17,402
	Young Fast Optoelectronics Co. Ltd.	17,000	33,142
*	Young Optics, Inc.	12,000	20,395
	Youngtek Electronics Corp.	28,000	61,491
	Yuanta Financial Holding Co. Ltd.	1,361,327	1,365,365
	Yuanta Futures Co. Ltd.	5,000	13,598
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	17,767
#	Yulon Finance Corp.	128,471	556,362
#	Yulon Motor Co. Ltd.	239,990	424,296
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,235
	Yungshin Construction & Development Co. Ltd.	47,000	307,214
	YungShin Global Holding Corp.	46,000	80,428
	Yusin Holding Corp.	4,000	16,140
	Zeng Hsing Industrial Co. Ltd.	9,669	32,109
	Zenitron Corp.	64,000	63,363
	Zero One Technology Co. Ltd.	30,633	94,864
#	Zhen Ding Technology Holding Ltd.	117,800	406,210

209

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ZillTek Technology Corp.	6,000	$63,918
*	Zinwell Corp.	72,000	39,346
	Zippy Technology Corp.	30,000	67,397
	Zyxel Group Corp.	97,909	126,076
TOTAL TAIWAN			217,408,616
THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	33,100	19,520
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	20,109
	Advanced Information Technology PCL, Class F	417,000	52,642
	AEON Thana Sinsap Thailand PCL	24,600	102,060
	After You PCL	38,600	12,239
	Airports of Thailand PCL	80,100	145,388
*	AJ Plast PCL	83,880	12,553
	Amata Corp. PCL	111,300	96,474
	AP Thailand PCL	1,025,500	290,221
	Asia Plus Group Holdings PCL	545,200	41,037
	Asia Sermkij Leasing PCL, NVDR	39,450	14,263
	Asian Insulators PCL	77,325	8,982
	Asian Sea Corp. PCL, Class F	134,700	37,322
	Bangchak Sriracha PCL	200,200	43,902
	Bangkok Bank PCL (BBLF TB)	67,400	293,608
	Bangkok Chain Hospital PCL	369,100	189,226
	Bangkok Commercial Asset Management PCL	545,900	134,271
	Bangkok Dusit Medical Services PCL, Class F	880,000	723,663
	Bangkok Expressway & Metro PCL	850,800	199,180
	Bangkok Land PCL	2,786,800	51,202
	Bangkok Life Assurance PCL, NVDR	50,800	38,012
	BCPG PCL	417,200	84,071
	BEC World PCL	319,801	39,993
	Betagro PCL	136,300	85,629
	BKI Holdings PCL	7,000	62,231
		Shares	Value»
THAILAND — (Continued)
	Bluebik Group PCL	18,700	$23,275
	Brooker Group PCL	1,127,200	19,708
*	BTS Group Holdings PCL	607,900	89,352
	Bumrungrad Hospital PCL	71,400	575,516
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	213,267
	Central Retail Corp. PCL	129,450	122,756
	CH Karnchang PCL	232,000	132,002
	Chayo Group PCL	114,500	11,808
	Chularat Hospital PCL, Class F	2,172,800	186,728
	Com7 PCL, Class F	317,200	263,197
	CP ALL PCL	313,200	589,367
	CP Axtra PCL	16,163	16,285
	Delta Electronics Thailand PCL	314,000	1,284,101
*	Demco PCL	210,200	21,677
	Dhipaya Group Holdings PCL	138,300	111,681
	Diamond Building Products PCL	101,400	23,739
	Dohome PCL	184,500	56,862
	Don Muang Tollway PCL	34,300	11,791
	Eastern Polymer Group PCL, Class F	222,600	31,004
	Eastern Water Resources Development & Management PCL, Class F	200,000	18,847
	Ekachai Medical Care PCL	175,731	34,891
#	Energy Absolute PCL	220,100	51,527
	Exotic Food PCL, Class F	52,700	36,700
	Forth Corp. PCL	77,600	29,435
	Fortune Parts Industry PCL, Class F	205,700	12,679
	Frasers Property Thailand PCL	144,800	56,641
*	Global Green Chemicals PCL, Class F	67,500	8,961
#	Gunkul Engineering PCL	1,265,500	102,005

210

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Haad Thip PCL	64,600	$31,970
	Hana Microelectronics PCL	123,700	140,214
	Heng Leasing & Capital PCL	507,200	22,546
	Home Product Center PCL	807,600	228,555
	Ichitan Group PCL	152,500	70,951
	Index Livingmall PCL	55,400	28,730
	Indorama Ventures PCL	124,100	95,617
	Interlink Communication PCL	112,600	20,688
	Interpharma PCL	85,400	9,566
	Intouch Holdings PCL, Class F	8,700	27,586
#	IRPC PCL	2,669,900	121,845
	IT City PCL	44,800	6,585
*	Italian-Thai Development PCL	963,900	19,424
#	Jasmine International PCL	1,396,134	95,985
*	Jasmine Technology Solution PCL	27,000	57,208
#*	Jaymart Group Holdings PCL	127,700	58,656
#	JMT Network Services PCL	128,200	75,602
	Jubilee Enterprise PCL	41,000	16,402
	Kang Yong Electric PCL	1,200	10,384
	Karmarts PCL	261,916	92,363
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	5,613
	Kasikornbank PCL (KBANKF TB)	23,300	101,499
	KCE Electronics PCL	229,600	244,943
#	Kiatnakin Phatra Bank PCL	35,800	57,819
	Krung Thai Bank PCL	170,100	103,839
#	Krungthai Card PCL	213,100	301,542
	Ladprao General Hospital PCL, Class F	40,000	5,334
	Lalin Property PCL	148,400	28,585
		Shares	Value»
THAILAND — (Continued)
	Land & Houses PCL (LHF TB)	2,577,200	$442,962
	LH Financial Group PCL	1,964,400	48,899
	Loxley PCL	724,500	30,487
	LPN Development PCL	282,400	24,939
	Major Cineplex Group PCL	152,100	66,709
	MBK PCL	193,335	114,013
	MC Group PCL	106,000	35,810
	Mega Lifesciences PCL	146,000	170,899
	Minor International PCL	263,800	209,117
	MK Restaurants Group PCL	38,600	31,456
	Namyong Terminal PCL	215,400	19,532
	Netbay PCL	24,000	11,664
	Ngern Tid Lor PCL	293,493	153,944
	Noble Development PCL	258,300	23,270
	Northeast Rubber PCL	216,700	32,430
*	Nusasiri PCL	637,300	5,099
	Origin Property PCL, Class F	299,400	42,055
	Polyplex Thailand PCL	117,900	46,468
	Praram 9 Hospital PCL	55,400	40,222
	Precious Shipping PCL	204,400	50,275
	Premier Marketing PCL	111,900	28,850
	Prima Marine PCL	118,400	30,876
	Property Perfect PCL	3,068,310	17,276
	Pruksa Holding PCL	260,300	68,652
*	PSG Corp. PCL	3,002,500	47,157
	PTG Energy PCL	345,100	98,688
	PTT Global Chemical PCL	102,300	78,821
	PTT Oil & Retail Business PCL	266,000	121,393
	Quality Houses PCL	2,306,100	127,111
	R&B Food Supply PCL	78,200	13,673
*	Rabbit Holdings PCL, Class F	1,198,700	20,958
	Rajthanee Hospital PCL	31,400	21,774

211

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Ratchaphruek Hospital PCL, Class F	60,100	$10,063
	Ratchthani Leasing PCL	669,390	38,682
*	Roctec Global PCL	144,600	4,028
	RS PCL	338,040	61,107
	S Hotels & Resorts PCL	347,400	23,266
	Sabina PCL	24,600	15,819
	Sahamitr Pressure Container PCL	71,900	20,881
	Saha-Union PCL	41,400	39,259
*	Samart Corp. PCL	156,200	33,790
	Sansiri PCL	5,141,200	278,809
	Sappe PCL	18,300	36,741
	SC Asset Corp. PCL	553,900	49,571
	SCB X PCL	50,100	168,509
††	SCG Ceramics PCL	248,200	1,397
	SCG Packaging PCL	79,700	60,227
	SEAFCO PCL	250,019	17,337
#	Siam Global House PCL	341,713	163,034
	Siamgas & Petrochemicals PCL	263,500	55,441
	Sikarin PCL, Class F	132,000	35,988
*	Singer Thailand PCL	74,800	24,383
	Singha Estate PCL	706,700	19,895
	SISB PCL	21,300	21,777
*	SKY ICT PCL, Class F	53,800	37,785
	Somboon Advance Technology PCL	40,500	14,522
	SPCG PCL	165,600	42,940
	Sri Trang Agro-Industry PCL	223,000	136,794
	Sri Trang Gloves Thailand PCL	135,600	42,595
#	Srinanaporn Marketing PCL	61,800	23,259
#	Srisawad Corp. PCL	213,312	270,235
	Srithai Superware PCL	359,200	14,477
	Srivichai Vejvivat PCL	64,300	19,817
*	Star Petroleum Refining PCL	474,800	94,271
	Stars Microelectronics Thailand PCL	115,900	6,457
	Stecon Group PCL	267,400	72,902
	Supalai PCL	364,000	211,421
		Shares	Value»
THAILAND — (Continued)
*	Super Energy Corp. PCL	6,177,300	$51,256
	Susco PCL	321,100	30,259
	SVI PCL	98,100	23,547
	Syntec Construction PCL	213,300	10,366
	TAC Consumer PCL, Class F	87,200	12,559
	Taokaenoi Food & Marketing PCL, Class F	110,400	34,352
	Thai Nakarin Hospital PCL	18,000	19,470
	Thai Oil PCL	444,065	539,537
	Thai President Foods PCL, Class F	7,500	44,673
	Thai Stanley Electric PCL (STANLY/F TB), Class F	4,600	29,717
	Thai Union Group PCL, Class F	513,600	228,300
	Thai Vegetable Oil PCL	29,410	21,701
	Thai Wah PCL, Class F	70,400	6,718
	Thaicom PCL	155,500	67,278
	Thaitheparos PCL	13,400	15,884
	Thanachart Capital PCL	61,800	96,148
	Tipco Asphalt PCL (TASCO/F TB)	156,536	84,426
	TIPCO Foods PCL	79,100	22,972
	Tisco Financial Group PCL (TISCO/F TB)	43,500	124,396
	TKS Technologies PCL	86,680	18,109
	TMBThanachart Bank PCL	1,694,940	89,406
	TOA Paint Thailand PCL	239,400	127,699
	TTW PCL	352,100	94,429
	Union Auction PCL	46,200	12,664
	Unique Engineering & Construction PCL	257,300	22,417
	United Paper PCL	55,100	17,471
	Univentures PCL	150,400	7,488
	Vanachai Group PCL	99,600	9,858
*	VGI PCL	771,680	64,488
	WHA Corp. PCL	1,695,700	293,965
	WHA Utilities & Power PCL	263,200	42,118

212

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Workpoint Entertainment PCL	54,600	$14,077
*	Xspring Capital PCL	1,587,200	46,565
TOTAL THAILAND			15,780,922
TURKEY — (0.8%)
*	Adese Alisveris Merkezleri Ticaret AS	322,303	17,303
	Agesa Hayat ve Emeklilik AS	15,472	47,210
	Akbank TAS	296,476	438,292
*	Akenerji Elektrik Uretim AS	62,119	21,096
*	Aksigorta AS	147,479	25,555
	Alarko Holding AS	33,803	85,041
*	Albaraka Turk Katilim Bankasi AS	145,198	22,280
*	Alkim Alkali Kimya AS	38,959	37,304
*	Anadolu Anonim Turk Sigorta Sirketi	79,800	200,201
	Anadolu Efes Biracilik Ve Malt Sanayii AS	28,071	156,859
	Anadolu Hayat Emeklilik AS	28,444	74,706
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,678	25,124
*	Arcelik AS	21,239	79,723
	ARD Grup Bilisim Teknolojileri AS	25,944	24,302
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	145,202
	Aydem Yenilenebilir Enerji AS, Class A	56,344	41,105
	Aygaz AS	20,048	88,245
*	Baticim Bati Anadolu Cimento Sanayii AS	5,609	26,462
	BIM Birlesik Magazalar AS	43,991	600,243
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	83,075
	Borusan Yatirim ve Pazarlama AS	701	39,871
		Shares	Value»
TURKEY — (Continued)
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	$12,467
	Celebi Hava Servisi AS	558	29,459
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	307	21,284
	Coca-Cola Icecek AS	82,181	122,049
	Deva Holding AS	8,625	16,818
	Dogan Sirketler Grubu Holding AS	353,461	133,910
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	64,493	17,832
	Dogus Otomotiv Servis ve Ticaret AS	43,751	268,571
	EGE Endustri VE Ticaret AS	224	71,670
	EGE Gubre Sanayii AS	16,200	27,371
Ω	Enerjisa Enerji AS	30,234	48,716
	Eregli Demir ve Celik Fabrikalari TAS	69,435	96,482
	Escar Turizm Tasimacilik Ticaret AS	2,605	26,352
	Ford Otomotiv Sanayi AS	8,682	247,971
	Galata Wind Enerji AS	28,735	20,873
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	5,225	12,602
*	GSD Holding AS	354,746	36,646
*	Gubre Fabrikalari TAS	2,047	11,999
*	Hitit Bilgisayar Hizmetleri AS	5,933	16,174
*	Ihlas Holding AS	242,643	6,939
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	149,493	27,163
*	Info Yatirim AS	11,426	2,803
*	Inveo Yatirim Holding AS	33,654	7,362
*	Is Finansal Kiralama AS	88,983	28,812

213

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS, Class A	180,616	$169,550
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,664	18,705
	Kiler Holding AS	21,004	17,759
	Kocaer Celik Sanayi Ve Ticaret AS	27,638	30,481
	Kontrolmatik Enerji Ve Muhendislik AS	24,553	30,849
*	Koza Altin Isletmeleri AS	66,468	39,038
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,392	25,843
	LDR Turizm AS	12,962	35,917
	Logo Yazilim Sanayi Ve Ticaret AS	21,494	66,443
*	Margun Enerji Uretim Sanayi VE Ticaret AS	72,230	43,229
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	125,478	279,245
*	MIA Teknoloji AS	82,614	101,629
	Migros Ticaret AS	5,530	65,697
*Ω	MLP Saglik Hizmetleri AS	20,015	202,182
*	NET Holding AS	18,659	22,385
	Otokar Otomotiv Ve Savunma Sanayi AS	3,418	41,447
*	Oyak Yatirim Menkul Degerler AS	14,467	16,052
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	8,244	9,436
*	Peker Gayrimenkul Yatirim Ortakligi AS	38,602	4,788
*	Petkim Petrokimya Holding AS	223,129	121,154
	Polisan Holding AS	30,403	9,102
*	Politeknik Metal Sanayi ve Ticaret AS	17	3,238
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	89,029	55,597
*	Sasa Polyester Sanayi AS	436,283	49,004
	Sekerbank Turk AS	266,815	31,942
		Shares	Value»
TURKEY — (Continued)
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	40,436	$76,280
	Sok Marketler Ticaret AS	49,406	56,792
*	TAV Havalimanlari Holding AS	26,955	181,091
*	Teknosa Ic Ve Dis Ticaret AS	25,300	19,222
	Tofas Turk Otomobil Fabrikasi AS	26,012	142,795
*	Tukas Gida Sanayi ve Ticaret AS	45,675	8,802
*	Tumosan Motor ve Traktor Sanayi AS	7,242	25,518
	Turk Traktor ve Ziraat Makineleri AS	6,206	130,816
	Turkcell Iletisim Hizmetleri AS	153,339	379,157
	Turkiye Garanti Bankasi AS	88,092	275,408
	Turkiye Is Bankasi AS, Class C	763,155	262,341
	Turkiye Petrol Rafinerileri AS	65,129	275,199
	Turkiye Sigorta AS	129,528	48,788
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	226,347
*	Turkiye Vakiflar Bankasi TAO, Class D	539,369	323,485
*	Ulker Biskuvi Sanayi AS	63,832	234,038
*	Vakif Finansal Kiralama AS	570,414	28,020
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,371	19,900
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	46,645
*	Vestel Elektronik Sanayi ve Ticaret AS	43,524	72,473
	Yapi ve Kredi Bankasi AS	510,597	365,193
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	16,675

214

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Zorlu Enerji Elektrik Uretim AS	374,044	$45,433
TOTAL TURKEY			8,342,654
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	465,031	1,130,361
	Abu Dhabi Islamic Bank PJSC	377,424	1,293,688
	Abu Dhabi National Hotels	536,819	84,801
	Abu Dhabi National Oil Co. for Distribution PJSC	720,117	706,729
*	Abu Dhabi Ports Co. PJSC	172,011	250,574
	Abu Dhabi Ship Building Co. PJSC	25,197	27,256
	ADNOC Drilling Co. PJSC	477,741	659,350
	Agility Global PLC	397,888	135,162
	Agthia Group PJSC	110,755	229,060
*	Ajman Bank PJSC	223,593	105,860
*	AL Seer Marine Supplies & Equipment Co. LLC	30,002	31,425
	Aldar Properties PJSC	313,635	650,104
*	Alpha Dhabi Holding PJSC	55,342	168,691
*	Amlak Finance PJSC	281,015	62,931
*	Aramex PJSC	219,528	136,865
	Burjeel Holdings PLC	158,291	98,002
	Deyaar Development PJSC	434,668	84,106
	Dubai Financial Market PJSC	325,880	112,489
	Dubai Investments PJSC	539,382	311,111
	Dubai Islamic Bank PJSC	1,121,247	1,905,304
	Emaar Development PJSC	309,257	780,093
	Emaar Properties PJSC	950,125	2,246,417
	Emirates Driving Co.	73,716	57,740
	Emirates Integrated Telecommunications Co. PJSC	279,489	567,983
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates NBD Bank PJSC	399,118	$2,062,948
*	Emirates Reem Investments PJSC	13,190	10,904
	Emirates Telecommunications Group Co. PJSC	398,437	1,922,798
*	EMSTEEL Building Materials PJSC	40,177	14,632
	Fertiglobe PLC	166,654	122,750
	First Abu Dhabi Bank PJSC	329,596	1,177,867
*	Ghitha Holding PJSC	6,712	43,328
*	Gulf Pharmaceutical Industries PSC	97,181	41,824
*	International Holding Co. PJSC	5,838	643,344
*	Manazel PJSC	301,353	27,182
*	Multiply Group PJSC	795,044	490,404
*	National Corp. for Tourism & Hotels	9,219	6,314
	Palms Sports PrJSC	19,157	46,773
*	Presight AI Holding PLC	104,572	65,646
	RAK Properties PJSC	340,523	110,114
	Ras Al Khaimah Ceramics	132,162	89,884
	Salik Co. PJSC	142,352	185,925
*	Space42 PLC	272,223	155,476
	Taaleem Holdings PJSC	5,617	6,357
	TECOM Group PJSC	61,899	53,983
*	Union Properties PJSC	564,802	52,988
TOTAL UNITED ARAB EMIRATES			19,167,543
TOTAL COMMON STOCKS			1,088,533,378
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
*	Alpargatas SA	42,457	52,659
	Banco ABC Brasil SA, 7.270%	40,892	147,980
Ω	Banco BMG SA, 14.617%	29,400	20,444
	Banco Bradesco SA, 10.503%	635,626	1,580,021

215

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA Class B, 4.888%	77,133	$150,106
Banco Mercantil do Brasil SA, 4.378%	3,200	23,520
Banco Pan SA, 2.531%	91,800	134,979
Banco Pine SA, 13.114%	14,200	11,299
Centrais Eletricas Brasileiras SA Class B, 4.319%	13,100	95,651
Centrais Eletricas de Santa Catarina SA, 7.712%	3,500	47,352
Cia de Ferro Ligas da Bahia FERBASA, 5.891%	26,800	35,048
Cia De Sanena Do Parana, 5.020%	115,531	110,717
Cia Energetica de Minas Gerais, 14.033%	492,319	968,304
Cia Energetica do Ceara Class A, 3.574%	2,900	13,540
Cia Paranaense de Energia - Copel Class B, 2.192%	401,309	681,008
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 9.074%	59,200	248,745
EMAE-Empresa Metropolitana de Aguas e Energia SA	800	5,505
Energisa SA, 5.305%	226	295
Eucatex SA Industria e Comercio, 6.457%	27,000	67,022
Gerdau SA, 4.781%	60,179	190,502
Grazziotin SA, 10.240%	2,103	9,127
Itau Unibanco Holding SA, 6.710%	401,443	2,431,894
Klabin SA, 4.353%	1	1
Marcopolo SA, 5.851%	226,264	331,124
	Shares	Value»

BRAZIL — (Continued)
Raizen SA, 5.546%	430,247	$208,392
Randon SA Implementos e Participacoes, 4.800%	56,100	103,837
Schulz SA, 6.962%	35,856	38,952
Track & Field Co. SA, 1.990%	15,700	28,245
Unipar Carbocloro SA Class B, 6.195%	9,501	73,465
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.282%	62,000	70,892
TOTAL BRAZIL		7,880,626
CHILE — (0.0%)
Embotelladora Andina SA Class B, 6.056%	41,683	123,645
Sociedad Quimica y Minera de Chile SA Class B, 2.130%	6,492	248,757
TOTAL CHILE		372,402
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 6.989%	542,864	53,731
Grupo de Inversiones Suramericana SA, 5.895%	26,195	137,568
TOTAL COLOMBIA		191,299
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	3,315	2,199
TOTAL PREFERRED STOCKS		8,446,526
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Banco Pine SA Rights 11/11/2024	434	10
* Diagnosticos da America SA Warrants 04/30/2025	200	36

216

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
*	Hidrovias do Brasil SA Rights 11/18/2024	37,459	$130
TOTAL BRAZIL			176
INDIA — (0.0%)
*	Hindware Home Innovation Ltd. Rights 11/22/2024	678	653
MALAYSIA — (0.0%)
*	VS Industry Bhd. Warrants 09/05/2026	53,690	2,023
SOUTH KOREA — (0.0%)
*	Ecopro HN Co. Ltd. Rights 12/05/2024	730	2,671
TAIWAN — (0.0%)
*	Acer Cyber Security, Inc. Rights 10/31/2024	868	826
*	Ching Feng Home Fashions Co. Ltd. Rights	621	123
*	Unitech Printed Circuit Board Corp. Rights	6,366	854
*	Wafer Works Corp. Rights 11/04/2024	2,919	242
		Shares	Value»

TAIWAN — (Continued)
*	Waffer Technology Corp. Rights 12/02/2024	450	$302
TOTAL TAIWAN			2,347
THAILAND — (0.0%)
*	Jasmine International PCL Warrants 10/10/2031	698,066	6,206
*	Northeast Rubber PCL Warrants 05/15/2026	36,117	814
*	VGI PCL Warrants 08/15/2025	109,548	4,285
TOTAL THAILAND			11,305
TOTAL RIGHTS/WARRANTS			19,175
TOTAL INVESTMENT SECURITIES (Cost $897,350,755)			1,096,999,079

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	1,503,721	17,392,034
TOTAL INVESTMENTS — (100.0%)
(Cost $914,742,217)			$1,114,391,113
As of October 31, 2024, the value of Rule 144A securities amounted to $53,033,974 or 4.9% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$34,604,642	—	—	$34,604,642
Chile	1,229,586	$4,700,865	—	5,930,451
China	24,011,471	268,783,422	$40,679	292,835,572
Colombia	1,013,750	11,322	—	1,025,072
Czech Republic	—	283,982	—	283,982
Egypt	—	142,290	—	142,290
Greece	—	4,681,635	—	4,681,635
Hong Kong	—	144,427	—	144,427
Hungary	—	1,960,749	—	1,960,749

217

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	$12,242,052	$206,824,384	$10,400	$219,076,836
Indonesia	72,119	7,222,274	8,535	7,302,928
Kuwait	9,717	6,704,727	—	6,714,444
Malaysia	—	14,605,841	47	14,605,888
Mexico	20,805,464	119,002	72,962	20,997,428
Peru	1,026,638	—	—	1,026,638
Philippines	—	3,381,880	18,350	3,400,230
Poland	—	9,679,513	—	9,679,513
Qatar	—	7,823,013	—	7,823,013
Saudi Arabia	43,287	36,657,968	—	36,701,255
South Africa	2,441,020	25,601,123	—	28,042,143
South Korea	5,020,825	125,785,674	48,008	130,854,507
Taiwan	16,050,130	201,356,384	2,102	217,408,616
Thailand	7,811,581	7,967,944	1,397	15,780,922
Turkey	—	8,342,654	—	8,342,654
United Arab Emirates	—	19,167,543	—	19,167,543
Preferred Stocks
Brazil	7,880,626	—	—	7,880,626
Chile	—	372,402	—	372,402
Colombia	191,299	—	—	191,299
Philippines	—	2,199	—	2,199
Rights/Warrants
Brazil	—	176	—	176
India	—	653	—	653
Malaysia	2,023	—	—	2,023
South Korea	—	2,671	—	2,671
Taiwan	—	2,347	—	2,347
Thailand	7,020	4,285	—	11,305
Securities Lending Collateral	—	17,392,034	—	17,392,034
Total Investments in Securities	$134,463,250	$979,725,383	$202,480˂˃	$1,114,391,113

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
218

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.8%)
Federal National Mortgage Association
	6.210%, 08/06/38		5,000	$5,872,698
BONDS — (92.5%)
AUSTRALIA — (6.2%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	5.532%, 07/16/27		4,000	4,015,936
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 5.537%, 06/11/27		1,000	1,002,213
	1.375%, 08/30/28	EUR	1,800	1,840,097
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	4,124,982
	2.250%, 05/07/41	AUD	5,000	2,105,690
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,429	1,392,235
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	3,500	1,896,002
	1.750%, 07/20/34	AUD	10,000	4,839,536
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,316,200
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,380,591
	2.250%, 09/15/33	AUD	2,000	1,042,904
	2.250%, 11/20/34	AUD	19,900	9,969,343
	2.000%, 09/17/35	AUD	4,800	2,270,761
	2.000%, 11/20/37	AUD	7,500	3,285,235
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,247,182
TOTAL AUSTRALIA				42,728,907
AUSTRIA — (0.7%)
Oesterreichische Kontrollbank AG
	1.500%, 02/12/25		5,000	4,955,488
BELGIUM — (1.7%)
Anheuser-Busch InBev Worldwide, Inc.
	4.950%, 01/15/42		1,400	1,335,135
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
Dexia SA
Δ	0.000%, 01/21/28	EUR	7,000	$7,012,389
Kingdom of Belgium Government Bonds
	1.450%, 06/22/37	EUR	3,750	3,370,468
TOTAL BELGIUM				11,717,992
CANADA — (8.0%)
Bank of Montreal
(r)	SOFR + 0.710%, FRN, 5.616%, 12/12/24		328	328,205
(r)	SOFR + 1.330%, FRN, 6.278%, 06/05/26		4,000	4,044,253
Bank of Nova Scotia, SOFR + 1.090%, FRN
(r)	5.996%, 06/12/25		1,000	1,004,129
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	1,800	1,288,202
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)	5.473%, 05/19/25		324	324,318
CPPIB Capital, Inc., SONIA + 1.250%, FRN
(r)	6.230%, 06/15/26	GBP	1,500	1,961,839
Export Development Canada, SOFR + 0.330%, FRN
(r)	5.171%, 08/01/28		950	950,808
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	941,248
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	4,953,537
	0.050%, 11/25/30	EUR	6,000	5,487,676
	1.850%, 05/03/32	EUR	10,600	10,603,078
Province of Alberta
	4.500%, 12/01/40	CAD	8,000	5,942,127
Province of Manitoba
	4.400%, 03/05/42	CAD	8,000	5,800,381
Province of Ontario
	3.500%, 06/02/43	CAD	4,400	2,867,086
Province of Quebec
	5.000%, 12/01/38	CAD	7,000	5,466,973
	4.250%, 12/01/43	CAD	2,800	2,011,230
Royal Bank of Canada
	2.609%, 11/01/24	CAD	2,000	1,436,377
TOTAL CANADA				55,411,467

219

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (0.9%)
Kuntarahoitus OYJ
	0.050%, 09/10/35	EUR	2,300	$1,849,099
Nordea Bank Abp
	0.500%, 11/02/28	EUR	4,500	4,417,090
TOTAL FINLAND				6,266,189
FRANCE — (7.9%)
Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,373,463
Agence Francaise de Developpement EPIC
	0.500%, 05/31/35	EUR	4,600	3,757,060
	0.375%, 05/25/36	EUR	500	385,834
	1.125%, 03/02/37	EUR	2,500	2,079,022
BNP Paribas SA
	5.750%, 06/13/32	GBP	2,800	3,641,043
BPCE SA
	2.375%, 04/26/32	EUR	5,000	5,096,016
Dexia SA
	1.000%, 10/18/27	EUR	1,250	1,299,589
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	2,500	2,109,364
	1.750%, 06/25/39	EUR	14,000	12,516,303
Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	2,824,104
	0.200%, 11/16/35	EUR	4,000	3,059,962
SNCF Reseau
	5.250%, 01/31/35	GBP	5,870	7,691,772
	0.750%, 05/25/36	EUR	1,500	1,207,250
Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	1,437,293
Ω	3.000%, 01/22/30		1,600	1,427,385
Societe Nationale SNCF SACA
	0.625%, 04/17/30	EUR	3,000	2,865,522
TOTAL FRANCE				54,770,982
GERMANY — (2.5%)
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		1,000	1,018,872
Deutsche Bahn Finance GmbH
	1.125%, 12/18/28	EUR	1,000	1,022,322
	0.875%, 07/11/31	EUR	4,000	3,825,834
	0.750%, 07/16/35	EUR	500	422,979
	0.625%, 04/15/36	EUR	6,600	5,389,229
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		250	185,999
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
State of North Rhine-Westphalia
0.625%, 12/16/24	GBP	500	$641,479
3.875%, 01/15/25		5,000	4,990,685
TOTAL GERMANY			17,497,399
HONG KONG — (0.5%)
Prudential Funding Asia PLC
3.625%, 03/24/32		3,500	3,199,279
ITALY — (0.1%)
Intesa Sanpaolo SpA
1.750%, 07/04/29	EUR	800	815,759
JAPAN — (10.7%)
Japan Government Five Year Bonds
0.200%, 12/20/27	JPY	540,000	3,526,491
Japan Government Ten Year Bonds
0.100%, 03/20/26	JPY	900,000	5,901,652
0.100%, 06/20/29	JPY	500,000	3,223,213
0.200%, 03/20/32	JPY	600,000	3,815,611
0.200%, 09/20/32	JPY	600,000	3,792,787
0.400%, 06/20/33	JPY	700,000	4,459,517
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	1,000,000	7,484,994
2.400%, 09/20/38	JPY	450,000	3,358,770
2.200%, 03/20/41	JPY	220,000	1,584,032
Japan Government Twenty Year Bonds
1.500%, 03/20/34	JPY	1,000,000	6,951,231
1.400%, 09/20/34	JPY	500,000	3,432,769
1.200%, 09/20/35	JPY	600,000	4,013,532
0.400%, 03/20/36	JPY	715,000	4,354,375
0.400%, 06/20/40	JPY	1,000,000	5,583,191
0.500%, 12/20/41	JPY	700,000	3,846,545
1.500%, 09/20/43	JPY	540,000	3,429,643
Mitsubishi UFJ Financial Group, Inc.
4.153%, 03/07/39		1,000	911,018
Nomura Holdings, Inc.
3.103%, 01/16/30		1,629	1,475,857
2.679%, 07/16/30		1,000	875,310
Sumitomo Mitsui Financial Group, Inc.
2.296%, 01/12/41		2,507	1,722,021
TOTAL JAPAN			73,742,559
LUXEMBOURG — (0.8%)
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,246,669

220

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

LUXEMBOURG — (Continued)
2.250%, 12/19/39	EUR	5,300	$4,491,853
TOTAL LUXEMBOURG			5,738,522
NETHERLANDS — (4.2%)
BNG Bank NV
3.300%, 04/26/29	AUD	1,000	621,279
Cooperatieve Rabobank UA
(r) SOFR + 0.620%, FRN, 5.613%, 08/28/26		1,250	1,252,113
(r) SOFR + 0.890%, FRN, 5.733%, 10/17/29		5,000	4,998,885
5.250%, 05/24/41		2,000	2,018,074
Enexis Holding NV
3.500%, 05/30/36	EUR	5,000	5,467,803
Nederlandse Waterschapsbank NV
2.000%, 12/16/24	GBP	8,800	11,307,315
4.875%, 02/24/25		3,000	3,000,750
TOTAL NETHERLANDS			28,666,219
NEW ZEALAND — (0.7%)
New Zealand Government Bonds
2.750%, 04/15/37	NZD	6,800	3,319,363
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	2,500	1,343,697
TOTAL NEW ZEALAND			4,663,060
NORWAY — (0.6%)
Kommunalbanken AS
1.000%, 12/12/24	GBP	1,750	2,247,154
(r) SOFR + 1.000%, FRN, 5.906%, 06/17/26		2,000	2,020,594
TOTAL NORWAY			4,267,748
SPAIN — (0.4%)
Banco Santander SA
3.490%, 05/28/30		400	366,876
Telefonica Emisiones SA
7.045%, 06/20/36		2,300	2,567,954
TOTAL SPAIN			2,934,830
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.9%)
Asian Development Bank
2.350%, 06/21/27	JPY	800,000	5,525,175
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SONIA + 1.000%, FRN, 5.981%, 05/23/29	GBP	3,000	$3,983,413
Asian Infrastructure Investment Bank
	0.500%, 05/28/25		340	332,298
(r)	SOFR + 0.620%, FRN, 5.712%, 08/16/27		1,500	1,511,364
European Bank for Reconstruction & Development
#	0.500%, 05/19/25		230	224,965
(r)	SOFR + 0.190%, FRN, 5.033%, 04/14/26		486	485,702
(r)	SOFR + 0.300%, FRN, 5.361%, 02/16/29		599	597,840
European Investment Bank
(r)	SONIA + 0.340%, FRN, 5.320%, 03/12/26	GBP	3,200	4,137,862
	2.150%, 01/18/27	JPY	590,000	4,032,244
(r)	SOFR + 0.320%, FRN, 5.424%, 08/14/29		2,000	2,001,721
Inter-American Development Bank
	1.375%, 12/15/24	GBP	1,000	1,284,221
(r)	SOFR + 0.350%, FRN, 5.202%, 10/04/27		3,200	3,201,686
(r)	SOFR + 0.270%, FRN, 5.159%, 03/20/28		300	299,166
(r)	SOFR + 0.350%, FRN, 5.200%, 10/05/28		3,000	3,001,170
(r)	SOFR + 0.370%, FRN, 5.211%, 08/01/29		600	600,558
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 5.214%, 01/12/27		2,800	2,806,992

221

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.430%, FRN, 5.503%, 08/19/27		4,200	$4,219,866
(r)	SOFR + 0.300%, FRN, 5.398%, 05/15/28		10,000	10,001,536
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 5.327%, 08/28/28		820	819,880
	1.250%, 02/06/31	AUD	1,053	561,216
	1.500%, 04/15/35	AUD	5,300	2,479,639
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 6.116%, 05/12/26		500	505,790
(r)	3M NIBOR + 1.000%, FRN, 5.680%, 01/27/28	NOK	20,000	1,865,748
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				54,480,052
SWEDEN — (0.9%)
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	6.157%, 08/03/26		300	303,584
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 6.145%, 06/15/26		1,000	1,013,607
	0.500%, 02/18/30	EUR	5,500	5,199,187
TOTAL SWEDEN				6,516,378
SWITZERLAND — (0.8%)
Novartis Capital Corp.
	4.400%, 05/06/44		4,000	3,628,993
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	1,817,904
TOTAL SWITZERLAND				5,446,897
UNITED KINGDOM — (4.2%)
Barclays PLC
	3.250%, 01/17/33	GBP	1,800	1,943,917
HSBC Holdings PLC
#	6.100%, 01/14/42		3,000	3,300,994
LSEGA Financing PLC
Ω	3.200%, 04/06/41		750	566,509
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	$2,176,933
	Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	400	506,758
	U.K. Gilts
	1.125%, 01/31/39	GBP	25,000	20,604,364
	TOTAL UNITED KINGDOM			29,099,475
UNITED STATES — (32.8%)
	Abbott Laboratories
	4.750%, 04/15/43		4,500	4,335,635
	AbbVie, Inc.
	2.125%, 06/01/29	EUR	800	840,865
Allstate Corp.
	5.550%, 05/09/35		1,200	1,228,978
	4.500%, 06/15/43		1,000	873,965
	Amazon.com, Inc.
	2.875%, 05/12/41		8,500	6,419,305
American Tower Corp.
	0.950%, 10/05/30	EUR	700	659,013
	1.000%, 01/15/32	EUR	1,400	1,271,741
	4.050%, 03/15/32		1,875	1,754,837
Amgen, Inc.
	3.150%, 02/21/40		3,375	2,578,842
	2.800%, 08/15/41		3,500	2,520,980
	Apple, Inc.
	3.850%, 05/04/43		1,000	853,008
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	965,841
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,357,022
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	631,913
	3.500%, 06/01/41		2,500	1,959,912
	4.300%, 12/15/42		1,500	1,280,513
	Athene Holding Ltd.
	5.875%, 01/15/34		3,165	3,222,424
	Avnet, Inc.
	3.000%, 05/15/31		4,350	3,737,115
	Bank of America Corp.
	5.875%, 02/07/42		4,600	4,902,314
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	499,604
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,650,295
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,644,484
Broadcom, Inc.
Ω	3.469%, 04/15/34		4,000	3,490,919
Ω	3.137%, 11/15/35		1,000	821,659

222

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	$983,373
	2.375%, 03/15/31		3,100	2,631,078
Capital One Financial Corp.
	3.800%, 01/31/28		700	676,916
	1.650%, 06/12/29	EUR	2,800	2,791,944
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,551,696
	Choice Hotels International, Inc.
	3.700%, 12/01/29		290	268,955
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	1,833	1,785,887
	Cigna Group
	4.800%, 08/15/38		1,436	1,329,726
	Cisco Systems, Inc.
	5.500%, 01/15/40		3,334	3,448,894
Citigroup, Inc.
	8.125%, 07/15/39		3,600	4,543,387
	5.875%, 01/30/42		750	787,674
	CME Group, Inc.
	5.300%, 09/15/43		3,000	3,069,913
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,983,890
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,890,859
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	426,629
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,537,511
	4.650%, 01/15/43		2,000	1,776,298
	Equinix, Inc.
	2.150%, 07/15/30		1,500	1,294,715
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,178,863
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,183,218
Flex Ltd.
	4.875%, 06/15/29		1,000	987,185
	4.875%, 05/12/30		1,500	1,468,146
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,234,872
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	897,526
	General Motors Financial Co., Inc.
	3.100%, 01/12/32		2,000	1,718,653
Gilead Sciences, Inc.
	4.000%, 09/01/36		1,750	1,573,281
	2.600%, 10/01/40		600	427,169
	5.650%, 12/01/41		3,250	3,343,292
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Goldman Sachs Group, Inc.
	6.250%, 02/01/41	1,000	$1,084,125
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	1,000	987,305
	Healthcare Realty Holdings LP
	2.000%, 03/15/31	1,000	821,020
Home Depot, Inc.
	3.300%, 04/15/40	217	172,596
	5.400%, 09/15/40	1,000	1,014,730
	5.950%, 04/01/41	1,000	1,074,172
	HP, Inc.
	6.000%, 09/15/41	2,500	2,576,851
	Intel Corp.
	5.625%, 02/10/43	6,000	5,726,680
International Business Machines Corp.
	4.150%, 05/15/39	2,000	1,753,222
	2.850%, 05/15/40	2,900	2,123,341
	4.000%, 06/20/42	800	669,373
	J.M. Smucker Co.
	4.250%, 03/15/35	1,400	1,289,348
	Jabil, Inc.
	3.000%, 01/15/31	2,800	2,468,475
	Johnson & Johnson
	2.100%, 09/01/40	6,500	4,469,723
	JPMorgan Chase & Co.
	5.500%, 10/15/40	3,300	3,375,165
	Kemper Corp.
	3.800%, 02/23/32	410	366,039
Kroger Co.
	7.500%, 04/01/31	600	683,536
	5.150%, 08/01/43	800	757,192
	Lazard Group LLC
	4.375%, 03/11/29	2,600	2,538,498
	Legg Mason, Inc.
	4.750%, 03/15/26	900	899,309
	Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35	900	908,921
Lincoln National Corp.
#	3.050%, 01/15/30	749	680,447
	3.400%, 01/15/31	1,589	1,438,862
	7.000%, 06/15/40	1,373	1,538,099
	Loews Corp.
	4.125%, 05/15/43	5,500	4,717,543
MetLife, Inc.
	5.700%, 06/15/35	1,050	1,098,836
	5.875%, 02/06/41	2,000	2,089,329
	Mohawk Industries, Inc.
	3.625%, 05/15/30	3,000	2,802,596
	Morgan Stanley
	6.375%, 07/24/42	2,600	2,919,319

223

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Motorola Solutions, Inc.
2.300%, 11/15/30		1,000	$860,025
NIKE, Inc.
3.250%, 03/27/40		12,950	10,295,297
Oracle Corp.
3.600%, 04/01/40		750	597,342
Prologis Euro Finance LLC
1.000%, 02/08/29	EUR	3,000	2,980,822
Prudential Financial, Inc.
5.700%, 12/14/36		2,000	2,098,692
PulteGroup, Inc.
6.375%, 05/15/33		850	909,635
6.000%, 02/15/35		1,000	1,046,792
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,273,409
Royalty Pharma PLC
3.300%, 09/02/40		8,000	5,921,474
RTX Corp.
4.500%, 06/01/42		2,000	1,780,727
Ryder System, Inc.
3.350%, 09/01/25		2,000	1,975,681
Stanley Black & Decker, Inc.
5.200%, 09/01/40		1,305	1,265,285
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,756,928
Thermo Fisher Scientific, Inc.
5.404%, 08/10/43		3,800	3,853,624
T-Mobile USA, Inc.
4.375%, 04/15/40		1,500	1,327,141
Travelers Cos., Inc.
6.250%, 06/15/37		1,000	1,098,425
5.350%, 11/01/40		4,500	4,517,946
UnitedHealth Group, Inc.
5.950%, 02/15/41		2,500	2,637,947
3.050%, 05/15/41		1,800	1,348,098
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	869,643
3.125%, 11/22/28	EUR	2,000	2,158,424
Verizon Communications, Inc.
3.375%, 10/27/36	GBP	1,300	1,358,264
Walmart, Inc.
5.625%, 03/27/34	GBP	3,100	4,188,160
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
5.250%, 09/28/35	GBP	684	$900,502
5.625%, 04/01/40		3,000	3,192,314
5.625%, 04/15/41		500	531,027
2.500%, 09/22/41		4,300	3,053,654
Walt Disney Co.
3.500%, 05/13/40		2,000	1,620,491
TOTAL UNITED STATES			226,755,155
TOTAL BONDS			639,674,357
U.S. TREASURY OBLIGATIONS — (5.9%)
U.S. Treasury Bonds
1.125%, 08/15/40		4,500	2,782,617
U.S. Treasury Notes
(r) 3M USTMMR + 0.125%, FRN, 4.667%, 07/31/25		10,500	10,494,542
(r) 3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25		7,000	6,996,777
(r) 3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26		20,500	20,508,655
TOTAL U.S. TREASURY OBLIGATIONS			40,782,591
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
CANADA — (0.1%)
Ontario Treasury Bills
∞ 4.689%, 01/08/25	CAD	800	570,626
TOTAL INVESTMENT SECURITIES (Cost $740,062,566)			686,900,272

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	419,098	4,847,283
TOTAL INVESTMENTS — (100.0%)
(Cost $744,909,478)			$691,747,555

224

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
As of October 31, 2024, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	38,495,483	GBP	28,900,821	HSBC Bank	11/04/24	$1,229,298
USD	86,193,153	EUR	77,968,449	Bank of America Corp.	11/05/24	1,379,359
EUR	1,370,602	USD	1,490,174	Citibank, N.A.	11/05/24	762
USD	82,167,117	JPY	12,008,540,866	State Street Bank and Trust	11/05/24	3,132,360
JPY	12,008,540,866	USD	78,638,819	UBS AG	11/05/24	395,937
USD	1,908,961	NOK	20,596,738	Citibank, N.A.	11/13/24	36,424
USD	587,618	CAD	791,624	Citibank, N.A.	11/18/24	18,760
USD	4,681,586	CAD	6,346,728	UBS AG	11/18/24	120,858
USD	38,744,035	AUD	58,353,027	Societe Generale	11/25/24	333,200
USD	4,743,657	CAD	6,399,521	UBS AG	11/25/24	144,055
USD	34,894,517	GBP	26,878,468	HSBC Bank	11/26/24	237,168
USD	36,203,061	GBP	27,900,403	State Street Bank and Trust	12/02/24	228,347
USD	1,461,699	CAD	2,031,030	State Street Bank and Trust	12/20/24	574
USD	7,392,018	CAD	9,978,944	UBS AG	12/20/24	213,156
USD	2,038,876	CAD	2,797,717	Royal Bank of Canada	01/07/25	24,814
USD	8,841,228	CAD	12,204,210	State Street Bank and Trust	01/07/25	55,483
Total Appreciation						$7,550,555
GBP	614,626	USD	804,755	Royal Bank of Canada	11/04/24	$(12,225)
GBP	28,286,195	USD	36,705,015	State Street Bank and Trust	11/04/24	(231,360)
USD	50,093,533	EUR	46,050,777	State Street Bank and Trust	11/15/24	(21,323)
CAD	4,789,379	USD	3,488,557	Citibank, N.A.	12/20/24	(43,073)
USD	78,670,883	JPY	11,911,983,173	UBS AG	01/06/25	(394,687)
CAD	381,092	USD	275,746	Goldman Sachs Capital Markets L.P.	01/07/25	(1,400)
USD	4,737,984	NZD	7,923,210	UBS AG	01/28/25	(2,060)
Total (Depreciation)						$(706,128)
Total Appreciation (Depreciation)						$6,844,427
As of October 31, 2024, the value of Rule 144A securities amounted to $17,934,103 or 2.5% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,872,698	—	$5,872,698
Bonds
Australia	—	42,728,907	—	42,728,907
Austria	—	4,955,488	—	4,955,488
Belgium	—	11,717,992	—	11,717,992
Canada	—	55,411,467	—	55,411,467
Finland	—	6,266,189	—	6,266,189
France	—	54,770,982	—	54,770,982
Germany	—	17,497,399	—	17,497,399
Hong Kong	—	3,199,279	—	3,199,279

225

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	—	$815,759	—	$815,759
Japan	—	73,742,559	—	73,742,559
Luxembourg	—	5,738,522	—	5,738,522
Netherlands	—	28,666,219	—	28,666,219
New Zealand	—	4,663,060	—	4,663,060
Norway	—	4,267,748	—	4,267,748
Spain	—	2,934,830	—	2,934,830
Supranational Organization Obligations	—	54,480,052	—	54,480,052
Sweden	—	6,516,378	—	6,516,378
Switzerland	—	5,446,897	—	5,446,897
United Kingdom	—	29,099,475	—	29,099,475
United States	—	226,755,155	—	226,755,155
U.S. Treasury Obligations	—	40,782,591	—	40,782,591
Foreign Sovereign Obligations	—	570,626	—	570,626
Securities Lending Collateral	—	4,847,283	—	4,847,283
Total Investments in Securities	—	$691,747,555	—	$691,747,555
Financial Instruments
Assets
Forward Currency Contracts**	—	7,550,555	—	7,550,555
Liabilities
Forward Currency Contracts**	—	(706,128)	—	(706,128)
Total Financial Instruments	—	$6,844,427	—	$6,844,427
** Valued at the unrealized appreciation/(depreciation) on the investment.

226

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	Emerging Markets Sustainability Core 1 Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $59,585, $9,505, $140,658, $46,309 and $4,742 of securities on loan, respectively)	$7,389,995	$468,395	$3,412,126	$1,096,999	$686,900
Temporary Cash Investments at Value & Cost	43,503	986	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $63,781, $9,719, $108,476, $17,391 and $4,847, respectively)	63,782	9,719	108,478	17,392	4,847
Foreign Currencies at Value	—	—	2,599	1,586	266
Cash	—	—	9,849	1,911	10,259
Receivables:
Investment Securities Sold	4,483	327	3,306	33	—
Dividends and Interest	3,511	118	16,940	1,181	6,268
Securities Lending Income	7	1	106	117	3
Fund Shares Sold	3,657	22	1,715	3,080	1,310
Unrealized Gain on Forward Currency Contracts	—	—	—	—	7,550
Prepaid Expenses and Other Assets	16	13	7	4	21
Total Assets	7,508,954	479,581	3,555,126	1,122,303	717,424
LIABILITIES:
Payables:
Upon Return of Securities Loaned	63,820	9,723	108,530	17,401	4,847
Investment Securities Purchased	25,956	—	2,315	—	3,317
Fund Shares Redeemed	10,432	659	1,386	321	660
Due to Advisor	883	115	600	334	109
Line of Credit	—	—	—	1	—
Unrealized Loss on Forward Currency Contracts	—	—	—	—	706
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	1
Deferred Taxes Payable	—	—	—	12,865	—
Accrued Expenses and Other Liabilities	262	32	208	184	35
Total Liabilities	101,353	10,529	113,039	31,106	9,675
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$7,407,601	$469,052	$3,442,087	$1,091,197	$707,749
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	166,893,423	24,204,975	266,831,930	111,514,208	74,340,823
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$44.39	$19.38	$12.90	$9.79	$9.52
Investment Securities at Cost	$3,865,745	$379,170	$2,576,301	$897,351	$740,063
Foreign Currencies at Cost	$—	$—	$2,603	$1,593	$267
NET ASSETS CONSIST OF:
Paid-In Capital	$3,918,396	$385,074	$2,700,449	$1,009,032	$837,179
Total Distributable Earnings (Loss)	3,489,205	83,978	741,638	82,165	(129,430)
NET ASSETS	$7,407,601	$469,052	$3,442,087	$1,091,197	$707,749
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	500,000,000	500,000,000

*
See Note I in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
227

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	U.S. Sustainability Targeted Value Portfolio	International Sustainability Core 1 Portfolio	Emerging Markets Sustainability Core 1 Portfolio	DFA Global Sustainability Fixed Income Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $35, $11, $10,202, $3,369 and $0, respectively)	$85,627	$6,392	$88,911	$26,021	—
Dividend Income from Affiliates	5,779	573	5,889	—	$456
Interest	—	—	—	—	26,810
Income from Securities Lending, Net	724	26	1,431	1,038	67
Total Investment Income	92,130	6,991	96,231	27,059	27,333
Expenses
Investment Management Fees	9,278	1,178	6,778	3,502	1,313
Accounting & Transfer Agent Fees	1,109	93	636	222	190
Custodian Fees	75	22	283	484	17
Filing Fees	54	25	40	32	34
Shareholders' Reports	84	30	69	46	36
Directors’/Trustees’ Fees & Expenses	51	3	26	8	6
Professional Fees	111	7	83	89	14
Previously Waived Fees Recovered by Advisor (Note C)	—	37	—	—	—
Other	348	38	125	54	21
Total Expenses	11,110	1,433	8,040	4,437	1,631
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	2	—	—	—
Net Expenses	11,110	1,431	8,040	4,437	1,631
Net Investment Income (Loss)	81,020	5,560	88,191	22,622	25,702
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(20,757)	(5,771)	(6,768)	(21,829)	(28,022)
Affiliated Investment Companies Shares Sold	(16)	(2)	(18)	(1)	1
Futures	649	490	—	324	—
Foreign Currency Transactions	—	—	211	(188)	103
Forward Currency Contracts	—	—	—	—	(8,183)
In-Kind Redemptions	156,673	21,264	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,839,746	85,532	637,362	197,994	86,164
Affiliated Investment Companies Shares	2	—	3	1	—
Translation of Foreign Currency-Denominated Amounts	—	—	(53)	(45)	71
Forward Currency Contracts.	—	—	—	—	5,092
Net Realized and Unrealized Gain (Loss)	1,976,297	101,513	630,737	176,256	55,226
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,057,317	$107,073	$718,928	$198,878	$80,928

**
Net of foreign capital gain taxes withheld of $0, $0, $0, $1,383 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0, $(7,569) and $0, respectively.
See accompanying Notes to Financial Statements.
228

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$81,020	$72,608	$5,560	$4,926	$88,191	$80,140
Net Realized Gain (Loss) on:
Investment Securities Sold	(20,757)	(8,876)	(5,771)	4,212	(6,768)	(58,354)
Affiliated Investment Companies Shares Sold	(16)	30	(2)	(1)	(18)	1
Futures	649	86	490	(333)	—	220
Foreign Currency Transactions	—	—	—	—	211	(438)
In-Kind Redemptions	156,673	—	21,264	7,186	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,839,746	324,603	85,532	(29,863)	637,362	320,876
Affiliated Investment Companies Shares	2	34	—	5	3	65
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(53)	439
Net Increase (Decrease) in Net Assets Resulting from Operations	2,057,317	388,485	107,073	(13,868)	718,928	342,949
Distributions:
Institutional Class Shares	(78,612)	(70,236)	(7,706)	(12,245)	(92,775)	(70,779)
Capital Share Transactions (1):
Shares Issued	1,360,512	1,083,598	133,842	116,285	362,534	466,564
Shares Issued in Lieu of Cash Distributions	71,334	66,067	7,682	12,232	85,219	64,839
Shares Redeemed	(1,301,245)	(1,031,196)	(106,543)	(90,182)	(497,156)	(593,941)
Net Increase (Decrease) from Capital Share Transactions	130,601	118,469	34,981	38,335	(49,403)	(62,538)
Total Increase (Decrease) in Net Assets	2,109,306	436,718	134,348	12,222	576,750	209,632
Net Assets
Beginning of Year	5,298,295	4,861,577	334,704	322,482	2,865,337	2,655,705
End of Year	$7,407,601	$5,298,295	$469,052	$334,704	$3,442,087	$2,865,337
(1) Shares Issued and Redeemed:
Shares Issued	33,500	33,508	7,337	7,289	29,113	41,949
Shares Issued in Lieu of Cash Distributions	1,752	2,031	425	764	6,731	5,739
Shares Redeemed	(32,281)	(32,137)	(5,859)	(5,656)	(39,622)	(53,797)
Net Increase (Decrease) from Shares Issued and Redeemed	2,971	3,402	1,903	2,397	(3,778)	(6,109)
See accompanying Notes to Financial Statements.
229

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,622	$23,466	$25,702	$22,745
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,829)	(46,574)	(28,022)	(48,770)
Affiliated Investment Companies Shares Sold	(1)	(2)	1	3
Futures	324	188	—	—
Foreign Currency Transactions	(188)	(119)	103	167
Forward Currency Contracts	—	—	(8,183)	(12,516)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	197,994	134,899	86,164	64,415
Affiliated Investment Companies Shares	1	10	—	5
Translation of Foreign Currency-Denominated Amounts	(45)	4	71	64
Forward Currency Contracts	—	—	5,092	(472)
Net Increase (Decrease) in Net Assets Resulting from Operations	198,878	111,872	80,928	25,641
Distributions:
Institutional Class Shares	(27,592)	(21,062)	(38,475)	(20,613)
Capital Share Transactions (1):
Shares Issued	185,929	191,818	152,397	202,676
Shares Issued in Lieu of Cash Distributions	26,864	20,565	38,377	20,569
Shares Redeemed	(172,394)	(220,201)	(303,935)	(269,036)
Net Increase (Decrease) from Capital Share Transactions	40,399	(7,818)	(113,161)	(45,791)
Total Increase (Decrease) in Net Assets	211,685	82,992	(70,708)	(40,763)
Net Assets
Beginning of Year	879,512	796,520	778,457	819,220
End of Year	$1,091,197	$879,512	$707,749	$778,457
(1) Shares Issued and Redeemed:
Shares Issued	19,652	22,713	16,080	21,909
Shares Issued in Lieu of Cash Distributions	2,853	2,411	4,053	2,235
Shares Redeemed	(18,582)	(26,593)	(32,168)	(29,158)
Net Increase (Decrease) from Shares Issued and Redeemed	3,923	(1,469)	(12,035)	(5,014)
See accompanying Notes to Financial Statements.
230

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Sustainability Core 1 Portfolio					U.S. Sustainability Targeted Value Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jul 7, 2020Ʊ to Oct 31, 2020

Net Asset Value, Beginning of Year	$32.32	$30.29	$36.55	$25.40	$23.65	$15.01	$16.20	$18.06	$11.28	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.49	0.45	0.41	0.37	0.34	0.24	0.23	0.22	0.23	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	12.06	2.02	(5.85)	11.17	1.92	4.47	(0.83)	(1.12)	6.81	1.27
Total from Investment Operations	12.55	2.47	(5.44)	11.54	2.26	4.71	(0.60)	(0.90)	7.04	1.32
Less Distributions:
Net Investment Income	(0.48)	(0.44)	(0.38)	(0.39)	(0.30)	(0.23)	(0.21)	(0.21)	(0.20)	(0.04)
Net Realized Gains	—	—	(0.44)	—	(0.21)	(0.11)	(0.38)	(0.75)	(0.06)	—
Total Distributions	(0.48)	(0.44)	(0.82)	(0.39)	(0.51)	(0.34)	(0.59)	(0.96)	(0.26)	(0.04)
Net Asset Value, End of Year	$44.39	$32.32	$30.29	$36.55	$25.40	$19.38	$15.01	$16.20	$18.06	$11.28
Total Return	38.97%	8.14%	(15.14%)	45.64%	9.73%	31.53%	(3.89%)	(5.18%)	62.79%	13.19%(B)
Net Assets, End of Year (thousands)	$7,407,601	$5,298,295	$4,861,577	$5,624,655	$3,237,305	$469,052	$334,704	$322,482	$285,842	$90,512
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.21%	0.25%	0.34%	0.34%	0.36%	0.40%	0.40%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.17%	0.17%	0.18%	0.21%	0.25%	0.34%	0.34%	0.37%	0.46%	0.78%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.22%	1.38%	1.25%	1.13%	1.39%	1.32%	1.41%	1.33%	1.39%	1.35%(C)(D)
Portfolio Turnover Rate	4%	8%	7%	8%	5%	16%	26%	29%	21%	3%(B)
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
231

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Sustainability Core 1 Portfolio					Emerging Markets Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.59	$9.60	$13.43	$10.09	$10.55	$8.17	$7.30	$10.51	$8.99	$8.86
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.30	0.31	0.29	0.20	0.21	0.22	0.23	0.20	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	2.33	0.95	(3.80)	3.31	(0.47)	1.67	0.85	(3.05)	1.49	0.11
Total from Investment Operations	2.66	1.25	(3.49)	3.60	(0.27)	1.88	1.07	(2.82)	1.69	0.28
Less Distributions:
Net Investment Income	(0.35)	(0.26)	(0.34)	(0.26)	(0.19)	(0.26)	(0.20)	(0.22)	(0.17)	(0.15)
Net Realized Gains	—	—	—	—	—	—	—	(0.17)	—	—
Total Distributions	(0.35)	(0.26)	(0.34)	(0.26)	(0.19)	(0.26)	(0.20)	(0.39)	(0.17)	(0.15)
Net Asset Value, End of Year	$12.90	$10.59	$9.60	$13.43	$10.09	$9.79	$8.17	$7.30	$10.51	$8.99
Total Return	25.17%	12.91%	(26.29%)	35.82%	(2.58%)	23.11%	14.54%	(27.51%)	18.83%	3.27%
Net Assets, End of Year (thousands)	$3,442,087	$2,865,337	$2,655,705	$3,386,249	$2,179,432	$1,091,197	$879,512	$796,520	$963,873	$663,516
Ratio of Expenses to Average Net Assets	0.24%	0.24%	0.25%	0.27%	0.32%	0.44%	0.44%	0.46%	0.49%	0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.25%	0.27%	0.33%	0.44%	0.44%	0.46%	0.49%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.64%	2.70%	2.28%	1.97%	2.26%	2.58%	2.45%	1.87%	1.97%
Portfolio Turnover Rate	14%	13%	14%	7%	4%	13%	17%	14%	13%	5%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
232

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA Global Sustainability Fixed Income Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Period	$9.01	$8.96	$11.00	$11.40	$11.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.27	0.20	0.17	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.68	0.02	(2.03)	(0.37)	0.45
Total from Investment Operations	1.01	0.29	(1.83)	(0.20)	0.63
Less Distributions:
Net Investment Income	(0.50)	(0.24)	(0.20)	(0.18)	(0.21)
Net Realized Gains	—	—	(0.01)	(0.02)	(0.02)
Total Distributions	(0.50)	(0.24)	(0.21)	(0.20)	(0.23)
Net Asset Value, End of Period	$9.52	$9.01	$8.96	$11.00	$11.40
Total Return	11.29%	3.19%	(16.88%)	(1.78%)	5.83%
Net Assets, End of Period (thousands)	$707,749	$778,457	$819,220	$891,738	$561,436
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.26%	0.28%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%	0.23%	0.26%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.52%	2.87%	1.99%	1.55%	1.62%
Portfolio Turnover Rate	45%	39%	29%	11%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
233

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors.  The Fund offers one hundred and two operational portfolios, five of which, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Debt securities held by the DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities held by U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
234

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.
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3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.
The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Emerging Markets Sustainability Core 1 Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the year ended October 31, 2024, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Sustainability Core 1 Portfolio	0.14%
U.S. Sustainability Targeted Value Portfolio	0.28%
International Sustainability Core 1 Portfolio	0.20%
236

Emerging Markets Sustainability Core 1 Portfolio	0.35%
DFA Global Sustainability Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver  Agreements  for the Portfolios will remain in effect through February 28, 2025. The Fee Waiver  Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2024, waived fees/assumed expenses during the year ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Sustainability Core 1 Portfolio (1)	0.25%	—	—
U.S. Sustainability Targeted Value Portfolio (2)	0.34%	$37	$2
International Sustainability Core 1 Portfolio (1)	0.38%	—	—
Emerging Markets Sustainability Core 1 Portfolio (2)	0.65%	—	—
DFA Global Sustainability Fixed Income Portfolio (2)	0.25%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation
Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the
Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense
Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	Total
U.S. Sustainability Targeted Value Portfolio	$21	$4	$2	$27

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Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amount paid by the Fund to the CCO was $268 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Sustainability Core 1 Portfolio	$14
U.S. Sustainability Targeted Value Portfolio	1
International Sustainability Core 1 Portfolio	7
Emerging Markets Sustainability Core 1 Portfolio	2
DFA Global Sustainability Fixed Income Portfolio	2

E. Purchases and Sales of Securities:
For the year ended October 31, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	—	—	$640,090	$280,700
U.S. Sustainability Targeted Value Portfolio	—	—	136,618	65,621
International Sustainability Core 1 Portfolio	—	—	474,005	524,381
Emerging Markets Sustainability Core 1 Portfolio	—	—	156,629	125,620
DFA Global Sustainability Fixed Income Portfolio	$106,900	$109,664	196,930	297,712
For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$110,290	$1,532,879	$1,579,373	$(16)	$2	$63,782	5,515	$5,779	—
Total	$110,290	$1,532,879	$1,579,373	$(16)	$2	$63,782		$5,779	—
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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,737	$176,634	$172,650	$(2)	—	$9,719	840	$573	—
Total	$5,737	$176,634	$172,650	$(2)	—	$9,719		$573	—
International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$114,248	$970,683	$976,438	$(18)	$3	$108,478	9,379	$5,889	—
Total	$114,248	$970,683	$976,438	$(18)	$3	$108,478		$5,889	—
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$13,709	$116,276	$112,593	$(1)	$1	$17,392	1,504	—	—
Total	$13,709	$116,276	$112,593	$(1)	$1	$17,392		—	—
DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$13,486	$83,247	$91,887	$1	—	$4,847	419	$456	—
Total	$13,486	$83,247	$91,887	$1	—	$4,847		$456	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
239

The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio
2023	$70,236	—	$70,236
2024	78,612	—	78,612
U.S. Sustainability Targeted Value Portfolio
2023	4,557	$7,688	12,245
2024	5,210	2,496	7,706
International Sustainability Core 1 Portfolio
2023	70,779	—	70,779
2024	92,775	—	92,775
Emerging Markets Sustainability Core 1 Portfolio
2023	21,062	—	21,062
2024	27,592	—	27,592
DFA Global Sustainability Fixed Income Portfolio
2023	20,613	—	20,613
2024	38,475	—	38,475

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio	$(6,741)	—	$(6,741)
U.S. Sustainability Targeted Value Portfolio	(346)	—	(346)
International Sustainability Core 1 Portfolio	(3,470)	—	(3,470)
Emerging Markets Sustainability Core 1 Portfolio	(1,305)	—	(1,305)
DFA Global Sustainability Fixed Income Portfolio	(2,277)	—	(2,277)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Sustainability Core 1 Portfolio	—	—	$(31,141)	$3,520,356	$3,489,215
U.S. Sustainability Targeted Value Portfolio	—	—	(5,267)	89,244	83,977
International Sustainability Core 1 Portfolio	$26,182	—	(93,563)	809,028	741,647
Emerging Markets Sustainability Core 1 Portfolio	9,015	—	(96,296)	169,445	82,164
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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Global Sustainability Fixed Income Portfolio	$8,916	—	$(95,336)	$(42,966)	$(129,386)
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Sustainability Core 1 Portfolio	$31,141
U.S. Sustainability Targeted Value Portfolio	5,267
International Sustainability Core 1 Portfolio	93,563
Emerging Markets Sustainability Core 1 Portfolio	96,296
DFA Global Sustainability Fixed Income Portfolio	95,336
During the year ended October 31, 2024, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.
As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$3,976,925	$3,657,342	$(136,986)	$3,520,356
U.S. Sustainability Targeted Value Portfolio	389,857	109,296	(20,052)	89,244
International Sustainability Core 1 Portfolio	2,711,439	982,618	(173,453)	809,165
Emerging Markets Sustainability Core 1 Portfolio	932,025	288,154	(105,788)	182,366
DFA Global Sustainability Fixed Income Portfolio	734,698	6,912	(49,862)	(42,950)
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
2. Forward Currency Contracts: The DFA Global Sustainability Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operation as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operation as a net realized gain or loss on forward currency contracts.
3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.
The "Equity Portfolios" entering into stock index futures are subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$ —	$185
Emerging Markets Sustainability Core 1 Portfolio	—	1,537
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	Forward Currency Contracts*	Futures**
DFA Global Sustainability Fixed Income Portfolio	$473,187	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (1)
DFA Global Sustainability Fixed Income Portfolio	$7,550	$7,550

Liability Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts (2)
DFA Global Sustainability Fixed Income Portfolio	$(706)	$(706)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Sustainability Core 1 Portfolio	$649	—	$649
U.S. Sustainability Targeted Value Portfolio	490	—	490
Emerging Markets Sustainability Core 1 Portfolio	324	—	324
DFA Global Sustainability Fixed Income Portfolio	(8,183)	$(8,183)	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
DFA Global Sustainability Fixed Income Portfolio	$5,092	$5,092

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
243

*	As of October 31, 2024, there were no futures contracts outstanding. During the year ended October 31, 2024, the Portfolios had limited activity in futures contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents each Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2024 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Global Sustainability Fixed Income Portfolio
UBS AG	$874	$874	$(397)	—	—	$477	$397	$397	$(397)	—	—	—
HSBC Bank	1,466	1,466	—	—	—	1,466	—	—	—	—	—	—
Citibank, N.A.	56	56	(43)	—	—	13	43	43	(43)	—	—	—
Bank of America Corp.	1,379	1,379	—	—	—	1,379	—	—	—	—	—	—
State Street Bank and Trust	3,417	3,417	(253)	—	—	3,164	253	253	(253)	—	—	—
Royal Bank of Canada	25	25	(12)	—	—	13	12	12	(12)	—	—	—
Societe Generale	333	333	—	—	—	333	—	—	—	—	—	—
Goldman Sachs Capital Markets L.P.	—	—	—	—	—	—	1	1	—	—	—	$1
Total	$7,550	$7,550	$(705)	—	—	$6,845	$706	$706	$(705)	—	—	$1

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
244

H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
For the year ended October 31, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
International Sustainability Core 1 Portfolio	6.08%	$1,031	27	$5	$3,506	—
Emerging Markets Sustainability Core 1 Portfolio	6.07%	1,033	45	8	5,390	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2024.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.
245

For the year ended October 31, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Sustainability Core 1 Portfolio	$93,899	$34,566	$(2,755)
U.S. Sustainability Targeted Value Portfolio	18,773	17,283	(3,308)
International Sustainability Core 1 Portfolio	45,144	72,883	(9,091)
Emerging Markets Sustainability Core 1 Portfolio	341	426	(9)
J. Securities Lending:
As of October 31, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Sustainability Core 1 Portfolio	$39,779
Emerging Markets Sustainability Core 1 Portfolio	31,544

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
246

K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. In-Kind Redemptions:
During the year ended October 31, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):
U.S. Sustainability Core 1 Portfolio	$156,673
U.S. Sustainability Targeted Value Portfolio	21,264

M. Other:
As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Sustainability Core 1 Portfolio	4	77%
U.S. Sustainability Targeted Value Portfolio	3	95%
International Sustainability Core 1 Portfolio	2	73%
Emerging Markets Sustainability Core 1 Portfolio	2	82%
DFA Global Sustainability Fixed Income Portfolio	3	90%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
N. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
247

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the year ended ended October 31, 2024, the Portfolios’ activity in the program was as follows (amounts in thousands, except shares):
	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Sustainability Core 1 Portfolio	$166,206	4,132,633	$228
U.S. Sustainability Targeted Value Portfolio	17,181	955,167	25
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
248

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio and DFA Global Sustainability Fixed Income Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio and DFA Global Sustainability Fixed Income Portfolio (five of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

249

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Sustainability Targeted Value Portfolio	68%	—	32%	—	—	100%	100%	100%	—	—	—	1%	—
International Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	78%	—	7%	90%	—	—
Emerging Markets Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	48%	—	11%	84%	—	—
DFA Global Sustainability Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	8%	—	—	41%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

250

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

251

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
252

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
253

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
254

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable
255

DFA-103124-006A

Annual Financial Statements & Other Information
Year Ended: October 31, 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional VA U.S. Targeted Value Portfolio (formerly, VA U.S. Targeted Value Portfolio)
Dimensional VA U.S. Large Value Portfolio (formerly, VA U.S. Large Value Portfolio)
Dimensional VA International Value Portfolio (formerly, VA International Value Portfolio)
Dimensional VA International Small Portfolio (formerly, VA International Small Portfolio)
Dimensional VA Short-Term Fixed Portfolio (formerly, VA Short-Term Fixed Portfolio)
Dimensional VA Global Bond Portfolio (formerly, VA Global Bond Portfolio)
Dimensional VIT Inflation-Protected Securities Portfolio (formerly, VIT Inflation-Protected Securities Portfolio)
Dimensional VA Global Moderate Allocation Portfolio (formerly, VA Global Moderate Allocation Portfolio)
Dimensional VA Equity Allocation Portfolio (formerly, VA Equity Allocation Portfolio)

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 10/31/24
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

(r)	The adjustable rate shown is effective as of October 31, 2024.
∞	Rates reflect the effective yields at purchase date.
^	Denominated in USD, unless otherwise noted.
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
1

Dimensional VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (3.8%)
*	Advantage Solutions, Inc.	58,416	$178,753
*	AMC Networks, Inc., Class A	16,241	131,552
*	Angi, Inc.	29,573	70,384
	ATN International, Inc.	7,699	161,371
*	Bandwidth, Inc., Class A	10,048	195,936
*	Boston Omaha Corp., Class A	13,414	197,991
*	Bumble, Inc., Class A	30,914	218,871
	Cable One, Inc.	1,013	346,000
*	Cardlytics, Inc.	15,304	65,960
*	Cars.com, Inc.	22,753	363,820
*	Consolidated Communications Holdings, Inc.	31,699	146,925
*	Cumulus Media, Inc., Class A	5,163	6,041
*	DHI Group, Inc.	22,706	37,238
*	EchoStar Corp., Class A	1,516	37,991
	Entravision Communications Corp., Class A	31,641	73,407
*	EW Scripps Co., Class A	33,487	112,349
*	Frontier Communications Parent, Inc.	68,161	2,435,393
*	Gaia, Inc.	2,866	15,276
*	Gambling.com Group Ltd.	6,316	60,823
*	Gannett Co., Inc.	53,130	249,180
	Gray Television, Inc. (GTN US)	40,200	229,542
*	Integral Ad Science Holding Corp.	29,603	350,500
	Interpublic Group of Cos., Inc.	71,191	2,093,015
	John Wiley & Sons, Inc. (WLY US), Class A	14,933	736,197
*	Liberty Broadband Corp. (LBRDA US), Class A	4,878	391,362
*	Liberty Broadband Corp. (LBRDK US), Class C	30,850	2,493,297
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Global Ltd. (LBTYA US), Class A	34,218	$677,859
*	Liberty Global Ltd. (LBTYK US), Class C	32,836	677,078
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	185,638
*	Liberty Latin America Ltd. (LILAK US), Class C	69,155	669,420
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	805	45,676
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,864	108,783
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	31,474	221,892
*	Madison Square Garden Entertainment Corp.	8,035	335,140
*	Magnite, Inc.	50,992	636,380
*	Marchex, Inc., Class B	494	909
	Marcus Corp.	14,589	275,294
	Nexstar Media Group, Inc.	11,420	2,009,006
*	Nextdoor Holdings, Inc.	18,716	45,293
*	Outbrain, Inc.	2,258	9,687
#	Paramount Global (PARA US), Class B	85,904	939,790
#	Paramount Global (PARAA US), Class A	1,850	40,497
*	Playstudios, Inc.	12,335	16,406
*	PubMatic, Inc., Class A	8,000	117,640
*	Reservoir Media, Inc.	1,588	13,228
	Saga Communications, Inc., Class A	2,918	40,881

2

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	15,350	$381,140
	Shenandoah Telecommunications Co.	20,372	281,948
	Shutterstock, Inc.	5,023	161,188
	Sinclair, Inc.	14,709	254,024
#	Sirius XM Holdings, Inc.	38,781	1,033,901
*	SPAR Group, Inc.	4,912	11,838
#*	Sphere Entertainment Co.	11,754	491,435
	Spok Holdings, Inc.	6,453	100,473
*	TechTarget, Inc.	621	17,975
	TEGNA, Inc.	63,695	1,046,509
	Telephone & Data Systems, Inc.	44,707	1,330,033
*	Thryv Holdings, Inc.	5,211	74,934
*	TripAdvisor, Inc.	22,841	366,370
*	TrueCar, Inc.	39,501	154,449
*	U.S. Cellular Corp.	22,033	1,359,436
*	Urban One, Inc. (UONE US)	2,835	3,827
*	Urban One, Inc. (UONEK US)	7,214	7,719
*	Vimeo, Inc.	37,548	179,104
*	WideOpenWest, Inc.	20,225	100,923
*	Yelp, Inc.	10,631	362,942
*	Ziff Davis, Inc.	14,982	693,217
*	ZoomInfo Technologies, Inc.	29,280	323,544
TOTAL COMMUNICATION SERVICES			27,202,600
CONSUMER DISCRETIONARY — (14.0%)
*	1-800-Flowers.com, Inc., Class A	15,632	130,058
*	1stdibs.com, Inc.	9,776	40,766
*	Abercrombie & Fitch Co., Class A	5,708	752,257
	Academy Sports & Outdoors, Inc.	27,579	1,402,668
*	Adient PLC	32,435	633,456
	ADT, Inc.	82,934	597,125
*	Adtalem Global Education, Inc.	20,873	1,689,043
	Advance Auto Parts, Inc.	14,758	526,713
	A-Mark Precious Metals, Inc.	11,160	433,566
*	American Axle & Manufacturing Holdings, Inc.	58,417	330,056
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	American Eagle Outfitters, Inc.	72,825	$1,426,642
*	American Outdoor Brands, Inc.	6,121	52,151
*	American Public Education, Inc.	10,026	152,094
*	America's Car-Mart, Inc.	3,267	127,544
*	AMMO, Inc.	8,130	8,780
	Aramark	10,093	381,818
	Ark Restaurants Corp.	411	4,476
	Arko Corp.	17,934	119,261
*	Asbury Automotive Group, Inc.	6,699	1,526,300
*	Aterian, Inc.	421	1,133
*	AutoNation, Inc.	12,303	1,912,747
*	Bally's Corp.	1,772	30,921
	Bassett Furniture Industries, Inc.	5,100	73,389
*	Beazer Homes USA, Inc.	12,245	376,656
#	Big 5 Sporting Goods Corp.	7,076	11,534
*	Biglari Holdings, Inc. (BH US), Class B	863	146,978
*	Biglari Holdings, Inc. (BH/A US), Class A	30	25,447
*	BJ's Restaurants, Inc.	11,229	416,484
	BorgWarner, Inc.	81,218	2,731,361
	Brunswick Corp.	14,084	1,123,058
	Build-A-Bear Workshop, Inc.	3,107	118,346
*	Caesars Entertainment, Inc.	24,902	997,325
	Caleres, Inc.	13,403	400,080
*	Capri Holdings Ltd.	19,485	384,634
	Carriage Services, Inc.	4,840	180,968
	Carter's, Inc.	3,824	209,173
	Cato Corp., Class A	9,508	62,087
*	Cavco Industries, Inc.	2,578	1,056,452
*	Century Casinos, Inc.	4,358	14,643
	Century Communities, Inc.	13,543	1,200,722
*	Chegg, Inc.	24,710	39,536
*	Citi Trends, Inc.	3,912	73,898
	Clarus Corp.	12,720	53,551
*	Cooper-Standard Holdings, Inc.	4,792	60,140
	Cracker Barrel Old Country Store, Inc.	971	46,190
	Crown Crafts, Inc.	1,600	7,264
*	Culp, Inc.	4,293	22,796

3

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dana, Inc.	56,109	$430,356
	Designer Brands, Inc., Class A	22,629	117,897
*	Destination XL Group, Inc.	24,758	66,228
	Dillard's, Inc., Class A	2,039	757,529
*	Dorman Products, Inc.	7,547	860,584
*	Dream Finders Homes, Inc., Class A	2,461	73,461
*	Duluth Holdings, Inc., Class B	12,388	45,836
*	El Pollo Loco Holdings, Inc.	18,381	224,616
	Escalade, Inc.	3,057	39,833
	Ethan Allen Interiors, Inc.	12,381	342,582
*	Figs, Inc., Class A	20,076	125,475
*	First Watch Restaurant Group, Inc.	19,583	332,813
*	Five Below, Inc.	3,447	326,741
	Flexsteel Industries, Inc.	1,708	99,440
	Foot Locker, Inc.	35,299	818,584
*	Fossil Group, Inc.	1,522	1,933
*	Full House Resorts, Inc.	8,023	40,837
*	Funko, Inc., Class A	13,644	161,545
	Gap, Inc.	112,981	2,346,615
*	Genesco, Inc.	6,619	169,579
*	Gentherm, Inc.	2,235	93,758
*	G-III Apparel Group Ltd.	21,416	648,477
*	Global Business Travel Group I	10,889	83,083
	Golden Entertainment, Inc.	10,039	294,896
*	Goodyear Tire & Rubber Co.	110,906	888,357
*	GoPro, Inc., Class A	54,312	73,321
	Graham Holdings Co., Class B	1,508	1,271,696
*	Green Brick Partners, Inc.	11,839	817,009
	Group 1 Automotive, Inc.	6,044	2,201,950
*	GrowGeneration Corp.	22,304	45,835
	Guess?, Inc.	17,677	300,332
	Hamilton Beach Brands Holding Co., Class A	1,500	41,475
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Harley-Davidson, Inc.	43,366	$1,385,544
	Haverty Furniture Cos., Inc. (HVT US)	7,037	155,870
*	Helen of Troy Ltd.	8,103	515,756
*	Hilton Grand Vacations, Inc.	13,850	510,788
*	Holley, Inc.	15,747	40,785
	Hooker Furnishings Corp.	6,091	97,639
*	Hovnanian Enterprises, Inc., Class A	1,025	180,441
*	JAKKS Pacific, Inc.	3,836	121,026
	Johnson Outdoors, Inc., Class A	4,868	153,926
	KB Home	26,398	2,072,243
#	Kohl's Corp.	40,192	742,748
	Krispy Kreme, Inc.	17,644	200,612
	Lakeland Industries, Inc.	3,668	68,188
*	Lands' End, Inc.	14,527	228,655
*	Landsea Homes Corp.	6,866	71,269
*	Latham Group, Inc.	13,947	90,656
	Laureate Education, Inc.	47,890	822,750
	La-Z-Boy, Inc.	19,420	738,931
*	Lazydays Holdings, Inc.	4,239	4,832
	LCI Industries	7,317	814,236
	Lear Corp.	16,152	1,546,716
*	Legacy Housing Corp.	7,524	186,595
	Leggett & Platt, Inc.	21,086	253,032
*	LGI Homes, Inc.	8,812	894,947
*	Life Time Group Holdings, Inc.	38,158	850,160
	Lifetime Brands, Inc.	10,226	58,902
*	Lincoln Educational Services Corp.	11,266	149,612
	Lithia Motors, Inc.	8,655	2,876,662
	LKQ Corp.	25,655	943,847
*	Lovesac Co.	4,732	137,985
*	M/I Homes, Inc.	5,985	907,266
	Macy's, Inc.	96,000	1,472,640
*	Malibu Boats, Inc., Class A	6,985	313,487
	Marine Products Corp.	5,374	50,569
*	MarineMax, Inc.	10,455	304,554
	Marriott Vacations Worldwide Corp.	12,644	973,967

4

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	MasterCraft Boat Holdings, Inc.	4,740	$82,286
*	Mattel, Inc.	62,807	1,280,007
	Meritage Homes Corp.	9,691	1,756,009
*	Mister Car Wash, Inc.	7,556	56,746
*	Mobileye Global, Inc., Class A	2,016	27,438
*	Modine Manufacturing Co.	14,239	1,676,927
*	Mohawk Industries, Inc.	23,298	3,128,222
	Monarch Casino & Resort, Inc.	777	61,002
	Monro, Inc.	10,995	301,373
*	Motorcar Parts of America, Inc.	9,753	51,398
	Movado Group, Inc.	8,389	154,945
*	National Vision Holdings, Inc.	27,141	282,266
	Newell Brands, Inc.	116,661	1,026,617
*	ODP Corp.	17,666	548,176
*	ONE Group Hospitality, Inc.	3,090	10,568
*	OneSpaWorld Holdings Ltd.	7,063	123,673
*	OneWater Marine, Inc., Class A	5,322	115,860
	Oxford Industries, Inc.	5,982	434,413
	Patrick Industries, Inc.	9,369	1,180,307
*	Penn Entertainment, Inc.	32,008	632,158
	Penske Automotive Group, Inc.	15,107	2,274,661
	Perdoceo Education Corp.	35,199	786,698
*	Petco Health & Wellness Co., Inc.	39,526	168,776
*	PetMed Express, Inc.	5,743	23,546
	Phinia, Inc.	14,970	697,303
*	Playa Hotels & Resorts NV	53,362	453,577
	Polaris, Inc.	3,400	237,694
*	Portillo's, Inc., Class A	6,500	84,045
	PVH Corp.	23,980	2,361,071
	RCI Hospitality Holdings, Inc.	2,105	91,399
	Rocky Brands, Inc.	3,792	77,129
*	Sally Beauty Holdings, Inc.	12,672	164,736
	Shoe Carnival, Inc.	14,057	481,733
	Signet Jewelers Ltd.	17,468	1,601,466
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Skechers USA, Inc., Class A	5,673	$348,663
	Smith & Wesson Brands, Inc.	23,502	304,468
#*	Solid Power, Inc.	14,592	17,219
*	Solo Brands, Inc., Class A	14,521	18,151
	Sonic Automotive, Inc., Class A	11,603	658,238
*	Sonos, Inc.	8,622	108,034
*	Sportsman's Warehouse Holdings, Inc.	19,768	51,594
	Standard Motor Products, Inc.	10,327	332,426
*	Stitch Fix, Inc., Class A	31,962	100,840
*	Stoneridge, Inc.	10,877	76,030
	Strategic Education, Inc.	9,212	801,076
*	Strattec Security Corp.	2,014	75,626
*	Stride, Inc.	14,654	1,366,925
	Sturm Ruger & Co., Inc.	2,443	96,059
	Superior Group of Cos., Inc.	6,372	93,987
*	Taylor Morrison Home Corp.	50,519	3,460,552
#	Thor Industries, Inc.	17,553	1,826,916
*	Tile Shop Holdings, Inc.	9,323	61,625
*	Tilly's, Inc., Class A	10,706	43,038
*	Topgolf Callaway Brands Corp.	62,586	607,710
*	Traeger, Inc.	13,972	43,313
*	Tri Pointe Homes, Inc.	47,022	1,901,099
*	Under Armour, Inc. (UA US), Class C	78,244	618,128
*	Under Armour, Inc. (UAA US), Class A	69,844	597,166
*	Unifi, Inc.	9,361	57,289
*	Universal Electronics, Inc.	7,047	62,084
*	Universal Technical Institute, Inc.	9,785	162,822
	Upbound Group, Inc.	15,986	467,431
*	Urban Outfitters, Inc.	33,601	1,207,956
*	Vera Bradley, Inc.	15,150	75,902
*	Vista Outdoor, Inc.	24,282	1,067,680
*	Visteon Corp.	6,125	552,781
*	VOXX International Corp.	10,845	84,049

5

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	4,829	$162,544
	Whirlpool Corp.	3,772	390,440
	Winnebago Industries, Inc.	14,411	807,592
	Worthington Enterprises, Inc.	17,941	687,140
*	Zumiez, Inc.	9,329	192,177
TOTAL CONSUMER DISCRETIONARY			99,213,791
CONSUMER STAPLES — (5.5%)
	Alico, Inc.	4,231	103,702
	Andersons, Inc.	17,271	784,103
	B&G Foods, Inc.	22,409	190,925
*	BellRing Brands, Inc.	21,842	1,437,859
*	Boston Beer Co., Inc. , Class A	1,966	572,244
	Bunge Global SA	19,749	1,659,311
	Calavo Growers, Inc.	4,647	123,517
	Cal-Maine Foods, Inc.	16,522	1,450,301
*	Central Garden & Pet Co. (CENT US)	4,869	167,007
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	594,368
*	Chefs' Warehouse, Inc.	13,864	553,451
*	Darling Ingredients, Inc.	41,073	1,606,365
	Dole PLC	7,725	124,759
*	Duckhorn Portfolio, Inc.	41,258	452,188
	Edgewell Personal Care Co.	19,405	678,205
*	Farmer Bros Co.	6,541	12,101
	Fresh Del Monte Produce, Inc.	24,306	780,466
*	Grocery Outlet Holding Corp.	30,997	443,257
*	Hain Celestial Group, Inc.	27,223	237,657
	Ingles Markets, Inc., Class A	7,277	464,709
	Ingredion, Inc.	18,637	2,474,248
	J&J Snack Foods Corp.	164	26,916
	J.M. Smucker Co.	32,310	3,667,508
	Limoneira Co.	565	14,487
#	MGP Ingredients, Inc.	5,815	279,352
*	Mission Produce, Inc.	17,455	205,969
	Molson Coors Beverage Co., Class B	61,663	3,358,784
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Natural Alternatives International, Inc.	1,808	$8,262
	Natural Grocers by Vitamin Cottage, Inc.	8,045	220,272
*	Nature's Sunshine Products, Inc.	7,774	98,419
	Nu Skin Enterprises, Inc., Class A	11,695	72,392
	Oil-Dri Corp. of America	2,382	161,619
*	Olaplex Holdings, Inc.	6,036	10,744
*	Performance Food Group Co.	23,520	1,911,000
*	Pilgrim's Pride Corp.	21,212	1,027,509
*	Post Holdings, Inc.	23,648	2,582,598
	PriceSmart, Inc.	10,602	880,814
	Reynolds Consumer Products, Inc.	9,067	244,356
	Seaboard Corp.	289	799,377
*	Seneca Foods Corp. (SENEA US), Class A	2,914	180,173
*	Simply Good Foods Co.	23,512	791,414
	SpartanNash Co.	17,893	376,469
	Spectrum Brands Holdings, Inc.	12,352	1,106,986
	Tootsie Roll Industries, Inc.	4,702	137,157
*	TreeHouse Foods, Inc.	22,996	836,594
*	U.S. Foods Holding Corp.	36,776	2,267,240
*	United Natural Foods, Inc.	24,213	492,492
	Universal Corp.	12,925	658,141
*	USANA Health Sciences, Inc.	5,417	200,104
	Village Super Market, Inc., Class A	5,738	163,762
	Walgreens Boots Alliance, Inc.	11,917	112,735
	Weis Markets, Inc.	12,183	766,189
*	Willamette Valley Vineyards, Inc.	206	717
TOTAL CONSUMER STAPLES			38,571,294
ENERGY — (9.3%)
	Adams Resources & Energy, Inc.	489	13,604
*	Amplify Energy Corp.	18,572	122,947

6

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Antero Resources Corp.	104,971	$2,716,649
	APA Corp.	78,225	1,846,110
	Archrock, Inc.	38,038	761,521
	Ardmore Shipping Corp.	20,003	282,242
	Atlas Energy Solutions, Inc.	592	11,585
	Berry Corp.	36,589	183,677
*	Bristow Group, Inc.	11,552	383,180
	California Resources Corp.	24,603	1,278,618
	ChampionX Corp.	15,163	427,900
	Chord Energy Corp. (CHRD US)	12,378	1,548,488
	Civitas Resources, Inc.	19,522	952,478
*	Clean Energy Fuels Corp.	99,591	281,843
*	CNX Resources Corp.	72,810	2,477,724
#	Comstock Resources, Inc.	100,004	1,156,046
*	CONSOL Energy, Inc.	11,783	1,306,970
	Crescent Energy Co., Class A	9,604	119,378
#	CVR Energy, Inc.	23,771	377,959
	Delek U.S. Holdings, Inc.	28,103	440,374
	DHT Holdings, Inc.	80,340	829,109
*	DMC Global, Inc.	9,940	100,295
	Dorian LPG Ltd.	19,585	565,027
*	DT Midstream, Inc.	30,582	2,756,967
	Energy Services of America Corp.	1,852	21,446
	Epsilon Energy Ltd.	6,821	40,176
	Evolution Petroleum Corp.	11,610	59,791
	Expand Energy Corp.	54,594	4,625,204
*	Expro Group Holdings NV	28,573	364,306
*	Forum Energy Technologies, Inc.	4,078	57,010
	FutureFuel Corp.	22,698	137,096
*	Geospace Technologies Corp.	4,922	55,126
	Granite Ridge Resources, Inc.	20,630	122,336
*	Green Plains, Inc.	14,161	173,189
*	Gulf Island Fabrication, Inc.	8,360	46,064
*	Gulfport Energy Corp.	1,921	265,943
*	Hallador Energy Co.	16,152	160,389
		Shares	Value†
ENERGY — (Continued)
*	Helix Energy Solutions Group, Inc.	74,063	$685,083
	Helmerich & Payne, Inc.	37,645	1,264,872
	HF Sinclair Corp.	67,266	2,597,140
*	Independence Contract Drilling, Inc.	257	21
*	Innovex International, Inc.	17,393	246,807
	International Seaways, Inc.	18,014	784,330
	Kodiak Gas Services, Inc.	1,326	42,273
*	Kosmos Energy Ltd.	127,185	478,216
	Liberty Energy, Inc.	63,928	1,091,251
	Magnolia Oil & Gas Corp., Class A	43,398	1,097,101
*	Mammoth Energy Services, Inc.	9,096	40,022
	Matador Resources Co.	43,286	2,255,633
	Murphy Oil Corp.	62,861	1,978,864
*	Nabors Industries Ltd.	3,363	250,241
	NACCO Industries, Inc., Class A	3,182	99,628
*	Natural Gas Services Group, Inc.	5,881	115,091
*	Newpark Resources, Inc.	42,501	283,057
	Noble Corp. PLC	16,009	511,968
	Nordic American Tankers Ltd.	96,807	316,559
#	Northern Oil & Gas, Inc.	23,687	858,654
	NOV, Inc.	115,254	1,787,590
*	Oil States International, Inc.	29,490	139,488
	Ovintiv, Inc.	71,199	2,791,001
*	Par Pacific Holdings, Inc.	12,866	198,780
	PBF Energy, Inc., Class A	47,516	1,355,156
	Peabody Energy Corp.	52,289	1,373,632
	Permian Resources Corp.	142,731	1,945,424
	PHX Minerals, Inc.	15,007	54,175
*	PrimeEnergy Resources Corp.	646	106,558
*	ProPetro Holding Corp.	47,514	328,322
	Range Resources Corp.	47,173	1,416,605

7

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ranger Energy Services, Inc., Class A	8,194	$106,358
*	REX American Resources Corp.	8,179	365,847
	Riley Exploration Permian, Inc.	6,385	170,543
	RPC, Inc.	82,897	470,855
	SandRidge Energy, Inc.	16,894	187,354
	Scorpio Tankers, Inc.	21,314	1,241,967
*	SEACOR Marine Holdings, Inc.	10,107	68,728
*	Seadrill Ltd.	24,066	946,997
	Select Water Solutions, Inc.	42,441	449,875
	SFL Corp. Ltd.	55,132	584,951
	Sitio Royalties Corp., Class A	17,617	392,683
#	SM Energy Co.	40,493	1,699,491
*	Smart Sand, Inc.	3,473	7,189
	Solaris Energy Infrastructure, Inc.	10,686	140,414
*	Talos Energy, Inc.	50,269	513,749
*	Teekay Corp. Ltd.	39,916	334,097
	Teekay Tankers Ltd., Class A	14,514	692,027
*	TETRA Technologies, Inc.	34,096	114,222
*	Tidewater, Inc.	5,976	358,978
#*	Transocean Ltd.	316,275	1,372,633
	VAALCO Energy, Inc.	26,286	140,367
*	Valaris Ltd.	12,774	646,364
*	Vital Energy, Inc.	12,376	337,494
	Vitesse Energy, Inc.	9,552	237,558
	World Kinect Corp.	30,874	807,355
TOTAL ENERGY			65,950,405
FINANCIALS — (27.7%)
	1st Source Corp.	9,136	541,125
*	Acacia Research Corp.	22,477	101,596
	ACNB Corp.	2,594	108,948
	Affiliated Managers Group, Inc.	1,919	372,094
	Alerus Financial Corp.	7,409	149,884
	Ally Financial, Inc.	98,111	3,438,791
	Amalgamated Financial Corp.	10,424	345,712
*	Ambac Financial Group, Inc.	22,313	252,360
	Amerant Bancorp, Inc.	11,899	253,687
		Shares	Value†
FINANCIALS — (Continued)
*	American Coastal Insurance Corp., Class C	3,127	$37,993
	Ameris Bancorp	30,578	1,895,530
	AmeriServ Financial, Inc.	6,300	17,577
	Ames National Corp.	4,229	71,872
	Arrow Financial Corp.	6,960	198,638
	Associated Banc-Corp.	69,447	1,648,672
	Associated Capital Group, Inc., Class A	738	26,413
	Assured Guaranty Ltd.	26,269	2,192,411
#	Atlantic Union Bankshares Corp.	36,253	1,370,363
*	Atlanticus Holdings Corp.	5,614	208,785
	Auburn National BanCorp, Inc.	44	967
	Axis Capital Holdings Ltd.	29,845	2,335,670
*	Axos Financial, Inc.	22,189	1,502,639
	Banc of California, Inc.	5,425	83,328
	BancFirst Corp.	249	27,069
	Bank First Corp.	1,299	119,521
	Bank of Marin Bancorp	8,173	181,522
	Bank of NT Butterfield & Son Ltd.	8,768	320,646
	Bank OZK	42,165	1,844,719
	Bank7 Corp.	1,055	44,257
	BankFinancial Corp.	6,411	78,150
	BankUnited, Inc.	30,454	1,076,244
	Bankwell Financial Group, Inc.	2,946	83,990
	Banner Corp.	14,954	957,654
	Bar Harbor Bankshares	7,076	227,493
	BayCom Corp.	6,236	154,965
	BCB Bancorp, Inc.	8,990	109,139
	Berkshire Hills Bancorp, Inc.	21,316	580,435
*	Blue Foundry Bancorp	10,401	102,242
*	Blue Ridge Bankshares, Inc.	2,036	5,701
*	BM Technologies, Inc.	2,712	12,855
	BOK Financial Corp.	20,617	2,190,144
	Bread Financial Holdings, Inc.	19,436	968,885

8

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Bridgewater Bancshares, Inc.	9,928	$144,949
*	Brighthouse Financial, Inc.	25,341	1,198,629
	Brookline Bancorp, Inc.	38,982	438,548
	Burke & Herbert Financial Services Corp.	2,550	161,517
	Business First Bancshares, Inc.	8,569	224,422
	Byline Bancorp, Inc.	15,732	423,348
	C&F Financial Corp.	1,703	106,472
	Cadence Bank	61,088	2,042,172
*	California BanCorp	979	14,274
	Camden National Corp.	7,436	311,940
	Capital Bancorp, Inc.	3,528	89,082
	Capital City Bank Group, Inc.	8,430	295,050
	Capitol Federal Financial, Inc.	62,809	404,804
*	Carter Bankshares, Inc.	9,177	168,857
	Cass Information Systems, Inc.	1,872	77,426
	Cathay General Bancorp	28,379	1,304,866
	Central Pacific Financial Corp.	13,002	350,274
	Chemung Financial Corp.	1,723	82,325
	Citizens & Northern Corp.	7,327	138,627
	Citizens Community Bancorp, Inc.	2,054	29,023
	Citizens Financial Services, Inc.	222	12,940
	Civista Bancshares, Inc.	7,147	145,584
	CNB Financial Corp.	8,780	222,836
	CNO Financial Group, Inc.	28,926	995,054
*	Coastal Financial Corp.	3,157	198,859
	Colony Bankcorp, Inc.	6,665	101,375
	Columbia Banking System, Inc.	13,922	396,916
*	Columbia Financial, Inc.	12,433	212,356
	Comerica, Inc.	42,020	2,677,094
	Community Financial System, Inc.	14,191	867,638
		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	9,389	$486,350
	Community West Bancshares	6,108	114,464
	ConnectOne Bancorp, Inc.	16,938	410,577
*	Consumer Portfolio Services, Inc.	9,697	97,067
*	CrossFirst Bankshares, Inc.	19,184	301,189
*	Customers Bancorp, Inc.	14,992	691,581
	CVB Financial Corp.	36,821	715,432
	DigitalBridge Group, Inc.	38,290	600,770
	Dime Community Bancshares, Inc.	15,816	475,587
	Donegal Group, Inc. (DGICA US), Class A	12,902	195,594
	Donegal Group, Inc. (DGICB US), Class B	592	8,667
	Eagle Bancorp Montana, Inc.	600	10,020
	Eagle Bancorp, Inc.	13,374	350,533
	East West Bancorp, Inc.	1,870	182,306
	Eastern Bankshares, Inc.	43,999	718,504
*	eHealth, Inc.	13,788	69,354
	Employers Holdings, Inc.	12,740	620,693
	Enact Holdings, Inc.	11,269	384,160
*	Encore Capital Group, Inc.	11,918	544,414
*	Enova International, Inc.	14,411	1,252,460
*	Enstar Group Ltd.	5,731	1,848,248
	Enterprise Bancorp, Inc.	3,156	101,339
	Enterprise Financial Services Corp.	14,118	744,301
	Equity Bancshares, Inc., Class A	8,086	343,574
	Esquire Financial Holdings, Inc.	511	34,022
	ESSA Bancorp, Inc.	1,308	24,617
	Essent Group Ltd.	35,381	2,123,214
	Evans Bancorp, Inc.	2,228	88,719
*	EZCORP, Inc., Class A	26,696	306,737

9

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
FINANCIALS — (Continued)
F&G Annuities & Life, Inc.	1,825	$73,183
Farmers & Merchants Bancorp, Inc.	2,394	64,901
Farmers National Banc Corp.	13,132	180,696
FB Financial Corp.	15,963	785,380
Federal Agricultural Mortgage Corp. (AGM US), Class C	3,089	566,121
Fidelis Insurance Holdings Ltd.	2,563	44,237
Financial Institutions, Inc.	8,034	192,896
First American Financial Corp.	29,888	1,917,315
First BanCorp	49,346	951,391
First Bancorp, Inc.	4,291	111,137
First Bancorp/Southern Pines NC	16,179	674,664
First Bancshares, Inc.	9,894	331,152
First Bank	7,880	111,581
First Busey Corp.	23,908	581,203
First Business Financial Services, Inc.	3,548	151,854
First Commonwealth Financial Corp.	44,620	733,553
First Community Bankshares, Inc.	8,793	364,558
First Community Corp.	1,768	41,972
First Financial Bancorp	40,714	1,041,464
First Financial Corp.	5,163	221,802
First Financial Northwest, Inc.	2,949	66,353
First Foundation, Inc.	26,477	178,190
First Hawaiian, Inc.	43,460	1,075,200
First Horizon Corp.	158,182	2,741,294
First Internet Bancorp	4,583	160,268
First Interstate BancSystem, Inc., Class A	32,910	1,013,628
First Merchants Corp.	24,216	897,203
First Mid Bancshares, Inc.	7,039	268,538
First Northwest Bancorp	2,324	23,589
First of Long Island Corp.	12,576	158,143
First United Corp.	2,632	83,540
		Shares	Value†
FINANCIALS — (Continued)
*	First Western Financial, Inc.	4,390	$83,454
	Five Star Bancorp	776	23,342
	Flagstar Financial, Inc.	2,136	21,616
	Flushing Financial Corp.	14,992	235,000
	FNB Corp.	130,724	1,895,498
	Franklin Resources, Inc.	36,182	751,500
	FS Bancorp, Inc.	3,495	152,941
	Fulton Financial Corp.	72,404	1,311,236
*	Fundamental Global, Inc.	3,604	3,748
*	FVCBankcorp, Inc.	2,378	30,973
*	Genworth Financial, Inc.	185,421	1,249,731
	German American Bancorp, Inc.	6,547	265,088
	Glacier Bancorp, Inc.	3,494	182,212
	Globe Life, Inc.	17,747	1,874,083
*	GoHealth, Inc., Class A	897	10,172
	Great Southern Bancorp, Inc.	6,383	361,852
*	Green Dot Corp., Class A	19,681	223,576
*	Greenlight Capital Re Ltd., Class A	15,670	211,232
	Guaranty Bancshares, Inc.	3,975	130,619
	Hancock Whitney Corp.	32,688	1,702,391
	Hanmi Financial Corp.	13,939	318,785
	HarborOne Bancorp, Inc.	21,906	260,024
	HBT Financial, Inc.	5,440	116,198
	HCI Group, Inc.	220	24,928
	Heartland Financial USA, Inc.	14,610	869,295
	Heritage Commerce Corp.	28,102	272,870
	Heritage Financial Corp.	16,025	368,415
*	Heritage Insurance Holdings, Inc.	11,919	123,362
	Hilltop Holdings, Inc.	21,057	644,976
#	Hingham Institution For Savings	766	194,196
*	Hippo Holdings, Inc.	4,931	109,320
	Home Bancorp, Inc.	3,022	142,487
	Home BancShares, Inc.	55,980	1,527,694

10

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HomeStreet, Inc.	8,369	$75,781
	HomeTrust Bancshares, Inc.	4,946	163,960
	Hope Bancorp, Inc.	54,310	672,901
	Horace Mann Educators Corp.	18,738	697,803
	Horizon Bancorp, Inc.	21,774	348,819
	Independent Bank Corp. (IBCP US)	10,136	332,258
	Independent Bank Corp. (INDB US)	12,774	803,485
	Independent Bank Group, Inc.	15,980	932,593
	International Bancshares Corp.	21,234	1,300,795
	Invesco Ltd.	144,954	2,513,502
	Investar Holding Corp.	4,282	89,365
	Investors Title Co.	721	166,753
	Jackson Financial, Inc., Class A	30,536	3,052,073
	James River Group Holdings Ltd.	15,764	98,052
	Janus Henderson Group PLC	53,557	2,212,440
	Jefferies Financial Group, Inc.	53,150	3,400,537
	Kearny Financial Corp.	31,702	221,597
	Kemper Corp.	17,223	1,072,476
	Kentucky First Federal Bancorp	120	335
*	Kingstone Cos., Inc.	2,182	23,173
	Landmark Bancorp, Inc.	271	5,688
	LCNB Corp.	4,043	63,435
*	LendingClub Corp.	43,067	610,690
	Live Oak Bancshares, Inc.	10,355	411,197
*	Maiden Holdings Ltd.	19,322	29,853
	MainStreet Bancshares, Inc.	762	13,160
	Mercantile Bank Corp.	7,428	318,364
	Merchants Bancorp	8,524	314,877
	Mercury General Corp.	17,002	1,149,845
	Meridian Corp.	1,485	20,849
	Metrocity Bankshares, Inc.	3,520	104,122
*	Metropolitan Bank Holding Corp.	4,417	236,310
	MGIC Investment Corp.	91,916	2,301,577
		Shares	Value†
FINANCIALS — (Continued)
	Mid Penn Bancorp, Inc.	6,058	$191,372
	Midland States Bancorp, Inc.	11,082	274,944
	MidWestOne Financial Group, Inc.	6,060	175,376
*	Mr. Cooper Group, Inc.	17,011	1,506,324
	MVB Financial Corp.	5,467	103,818
	National Bank Holdings Corp., Class A	12,396	557,324
	National Bankshares, Inc.	1,859	53,130
	Navient Corp.	63,677	906,124
	NBT Bancorp, Inc.	15,877	706,209
*	NCR Atleos Corp.	18,927	495,509
	Nelnet, Inc., Class A	12,721	1,433,657
*	NerdWallet, Inc., Class A	1,688	24,797
*	NI Holdings, Inc.	966	15,166
	Nicolet Bankshares, Inc.	4,982	506,620
*	NMI Holdings, Inc.	31,403	1,214,668
	Northeast Bank	3,766	334,647
	Northeast Community Bancorp, Inc.	3,637	94,417
	Northfield Bancorp, Inc.	24,687	290,566
	Northrim BanCorp, Inc.	2,573	167,940
	Northwest Bancshares, Inc.	57,327	761,876
	Norwood Financial Corp.	1,470	43,115
	Oak Valley Bancorp	1,867	50,409
	OceanFirst Financial Corp.	25,645	466,739
	OFG Bancorp	21,588	869,349
	Ohio Valley Banc Corp.	197	4,631
*	Old Market Capital Corp.	1,554	9,324
	Old National Bancorp	114,566	2,206,541
	Old Republic International Corp.	78,402	2,738,582
	Old Second Bancorp, Inc.	19,086	313,392
	OneMain Holdings, Inc.	34,744	1,725,735
*	Onity Group, Inc.	3,382	100,513
	OP Bancorp	3,042	45,052
*	Oportun Financial Corp.	14,967	41,608

11

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Oppenheimer Holdings, Inc., Class A	4,074	$229,896
	Orange County Bancorp, Inc.	249	13,177
	Origin Bancorp, Inc.	9,162	287,595
	Orrstown Financial Services, Inc.	6,872	257,288
*	Oscar Health, Inc., Class A	24,776	416,237
	Pacific Premier Bancorp, Inc.	38,314	977,390
	Park National Corp.	5,498	949,944
	Parke Bancorp, Inc.	4,963	104,819
	Pathward Financial, Inc.	8,745	618,796
*	Patriot National Bancorp, Inc.	60	94
*	Paysafe Ltd.	15,843	336,505
	PCB Bancorp	5,178	97,191
	Peapack-Gladstone Financial Corp.	9,437	303,305
	Penns Woods Bancorp, Inc.	2,992	80,784
	PennyMac Financial Services, Inc.	16,426	1,637,344
	Peoples Bancorp of North Carolina, Inc.	1,852	47,689
	Peoples Bancorp, Inc.	17,462	537,480
	Peoples Financial Services Corp.	2,440	113,850
	Pinnacle Financial Partners, Inc.	25,314	2,669,361
*	Ponce Financial Group, Inc.	8,672	97,560
	Popular, Inc.	23,390	2,087,090
*	PRA Group, Inc.	17,068	344,091
	Preferred Bank	4,319	364,394
	Premier Financial Corp.	16,154	398,358
	Primis Financial Corp.	13,753	154,446
	Princeton Bancorp, Inc.	440	15,453
*	ProAssurance Corp.	18,506	275,554
	Prosperity Bancshares, Inc.	31,023	2,270,884
*	Provident Bancorp, Inc.	4,525	46,924
	Provident Financial Holdings, Inc.	3,183	49,543
	Provident Financial Services, Inc.	50,935	951,466
	QCR Holdings, Inc.	8,225	650,598
	Radian Group, Inc.	26,033	908,812
		Shares	Value†
FINANCIALS — (Continued)
	RBB Bancorp	7,237	$160,661
	Red River Bancshares, Inc.	912	47,625
	Regional Management Corp.	4,935	141,733
	Reinsurance Group of America, Inc.	504	106,384
	Renasant Corp.	25,484	869,259
*	Repay Holdings Corp.	32,495	258,498
	Republic Bancorp, Inc., Class A	6,384	430,920
	Riverview Bancorp, Inc.	6,235	29,554
	S&T Bancorp, Inc.	16,555	628,759
	Safety Insurance Group, Inc.	5,028	393,516
	Sandy Spring Bancorp, Inc.	18,928	636,738
	Seacoast Banking Corp. of Florida	17,200	459,240
*	Security National Financial Corp., Class A	3,108	30,023
*	Selectquote, Inc.	15,866	31,732
	Shore Bancshares, Inc.	10,194	148,221
	Sierra Bancorp	7,598	215,783
	Simmons First National Corp., Class A	47,374	1,099,077
*	SiriusPoint Ltd.	60,955	800,949
	SLM Corp.	8,069	177,760
	SmartFinancial, Inc.	5,993	198,728
*	SoFi Technologies, Inc.	160,026	1,787,490
	South Plains Financial, Inc.	4,464	150,437
*	Southern First Bancshares, Inc.	3,517	134,385
	Southern Missouri Bancorp, Inc.	3,174	188,218
	Southern States Bancshares, Inc.	1,216	37,830
	Southside Bancshares, Inc.	9,563	309,841
	SouthState Corp.	25,339	2,471,313
	Stellar Bancorp, Inc.	9,054	246,450
*	Sterling Bancorp, Inc.	2,736	12,777
	Stewart Information Services Corp.	9,563	657,934
	Stifel Financial Corp.	7,196	745,650
	Stock Yards Bancorp, Inc.	1,633	105,296
*	StoneX Group, Inc.	10,209	919,218

12

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Synovus Financial Corp.	45,271	$2,257,665
	Territorial Bancorp, Inc.	4,375	44,800
*	Texas Capital Bancshares, Inc.	23,119	1,779,007
	TFS Financial Corp.	3,540	45,489
*	Third Coast Bancshares, Inc.	2,516	81,946
	Timberland Bancorp, Inc.	3,775	109,022
	Tiptree, Inc.	18,356	374,646
	Tompkins Financial Corp.	4,409	284,557
	Towne Bank	29,337	954,039
	TriCo Bancshares	10,861	464,091
	TrustCo Bank Corp.	9,640	317,927
	Trustmark Corp.	24,675	856,716
	UMB Financial Corp.	10,611	1,164,345
*»	Unico American Corp.	1,400	77
	United Bancshares, Inc.	406	8,323
	United Bankshares, Inc.	47,554	1,791,835
	United Community Banks, Inc.	41,127	1,170,474
	United Fire Group, Inc.	11,071	217,434
	United Security Bancshares	4,425	39,117
	Unity Bancorp, Inc.	3,541	136,966
	Universal Insurance Holdings, Inc.	15,869	316,428
	Univest Financial Corp.	14,672	408,322
	Unum Group	64,401	4,133,256
	USCB Financial Holdings, Inc.	744	10,803
	Valley National Bancorp	175,044	1,657,667
*	Velocity Financial, Inc.	4,712	90,518
	Veritex Holdings, Inc.	17,844	481,788
	Virginia National Bankshares Corp.	967	38,361
	Virtus Investment Partners, Inc.	1,823	394,443
	WaFd, Inc.	36,628	1,244,619
	Walker & Dunlop, Inc.	8,087	884,475
	Washington Trust Bancorp, Inc.	6,096	208,056
	Waterstone Financial, Inc.	11,818	174,197
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	47,089	$2,439,210
	WesBanco, Inc.	26,651	838,174
	West BanCorp, Inc.	6,945	149,804
	Westamerica BanCorp	3,243	167,079
	Western Alliance Bancorp	19,557	1,627,338
	Western New England Bancorp, Inc.	12,440	108,352
	Westwood Holdings Group, Inc.	1,679	26,226
	White Mountains Insurance Group Ltd.	798	1,434,118
	Wintrust Financial Corp.	22,930	2,657,358
*	World Acceptance Corp.	2,057	234,704
	WSFS Financial Corp.	25,747	1,265,980
	Zions Bancorp NA	47,371	2,466,134
TOTAL FINANCIALS			196,092,198
HEALTH CARE — (5.8%)
*	23andMe Holding Co., Class A	575	2,674
*	2seventy bio, Inc.	10,846	47,072
*	89bio, Inc.	5,373	41,802
*	Aadi Bioscience, Inc.	4,944	9,839
*	Acadia Healthcare Co., Inc.	13,263	566,197
*	Accolade, Inc.	15,790	50,054
#*	Acrivon Therapeutics, Inc.	1,642	13,136
*	Acumen Pharmaceuticals, Inc.	9,637	27,755
*	AdaptHealth Corp.	26,396	271,615
*	Addus HomeCare Corp.	6,561	816,320
*	Adicet Bio, Inc.	5,272	6,748
*	Adverum Biotechnologies, Inc.	1,744	12,722
*	Allakos, Inc.	12,485	15,606
*	Allogene Therapeutics, Inc.	39,075	99,837
*	Amedisys, Inc.	9,245	874,577
*	American Shared Hospital Services	400	1,256
*	American Well Corp., Class A	2,310	21,160

13

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AMN Healthcare Services, Inc.	9,886	$375,075
*	Amneal Pharmaceuticals, Inc.	10,904	92,357
*	AngioDynamics, Inc.	20,441	136,750
*	ANI Pharmaceuticals, Inc.	3,687	211,062
*	Anika Therapeutics, Inc.	8,087	138,369
*	Artivion, Inc.	8,480	223,278
*	Atea Pharmaceuticals, Inc.	22,429	72,670
*	Athira Pharma, Inc.	5,265	2,254
*	aTyr Pharma, Inc.	18,213	56,825
*	Avanos Medical, Inc.	22,782	425,568
*	Azenta, Inc.	17,040	700,174
*	Bio-Rad Laboratories, Inc., Class A	5,789	2,073,562
#*	Bluebird Bio, Inc.	3,684	1,709
*	Caribou Biosciences, Inc.	43,337	84,940
*	Castle Biosciences, Inc.	7,813	270,877
*	Catalent, Inc.	10,533	617,234
*	Century Therapeutics, Inc.	3,631	4,176
*	Certara, Inc.	84,155	858,381
*	Community Health Systems, Inc.	581	2,353
	CONMED Corp.	4,140	282,514
*	Cross Country Healthcare, Inc.	12,302	140,366
*	CryoPort, Inc.	14,395	95,871
*	Cullinan Therapeutics, Inc.	14,365	223,376
*	Cumberland Pharmaceuticals, Inc.	4,400	4,928
*	Cytek Biosciences, Inc.	9,385	46,409
*	Definitive Healthcare Corp.	26,830	111,344
	Dentsply Sirona, Inc.	37,245	862,967
*	Design Therapeutics, Inc.	9,525	49,911
*	Dynavax Technologies Corp.	13,956	165,379
*	Editas Medicine, Inc.	23,099	66,987
*	Elanco Animal Health, Inc.	148,661	1,879,075
*	Emergent BioSolutions, Inc.	17,892	162,101
		Shares	Value†
HEALTH CARE — (Continued)
*	Enanta Pharmaceuticals, Inc.	2,792	$31,396
*	Enhabit, Inc.	20,881	143,870
*	Enovis Corp.	22,695	936,623
*	Entrada Therapeutics, Inc.	1,530	26,224
*	Envista Holdings Corp.	60,518	1,269,062
*	Erasca, Inc.	59,080	153,017
*	Evolent Health, Inc., Class A	3,579	83,570
*	Fate Therapeutics, Inc.	31,154	73,835
*	FONAR Corp.	2,833	43,062
*	Fulcrum Therapeutics, Inc.	20,844	65,867
*	Fulgent Genetics, Inc.	13,562	290,905
*	GeneDx Holdings Corp.	262	21,403
*	Generation Bio Co.	19,761	43,079
*	Globus Medical, Inc., Class A	191	14,046
*	Harvard Bioscience, Inc.	14,580	34,263
*	Health Catalyst, Inc.	21,003	163,193
	HealthStream, Inc.	13,268	387,890
*	Hookipa Pharma, Inc.	2,015	7,637
*	ICU Medical, Inc.	2,247	383,630
*	Innoviva, Inc.	34,028	665,588
*	Inogen, Inc.	10,934	95,454
*	Integer Holdings Corp.	10,818	1,344,136
*	Integra LifeSciences Holdings Corp.	19,216	360,492
*	Intellia Therapeutics, Inc.	17,779	252,817
*	Invivyd, Inc.	12,926	11,536
*	iTeos Therapeutics, Inc.	12,153	102,693
*	Jazz Pharmaceuticals PLC	11,772	1,295,273
*	Kewaunee Scientific Corp.	775	24,583
††	Kinnate Biopharma, Inc.	1,216	73
*	Kodiak Sciences, Inc.	15,660	59,508
*	Lantern Pharma, Inc.	1,052	3,287
*	Leap Therapeutics, Inc.	4,826	18,049
*	LENSAR, Inc.	3,093	17,568
*	LifeStance Health Group, Inc.	7,792	52,284
*	Lifeward Ltd.	863	1,899

14

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Ligand Pharmaceuticals, Inc.	5,791	$612,109
*	LivaNova PLC	6,267	323,503
*	MaxCyte, Inc.	19,188	68,693
	Mesa Laboratories, Inc.	139	15,852
*	Monte Rosa Therapeutics, Inc.	7,641	64,948
	National HealthCare Corp.	7,051	818,127
*	Nektar Therapeutics	50,263	59,813
*	Neogen Corp.	35,076	500,885
*	NeoGenomics, Inc.	8,478	115,216
*	NextCure, Inc.	5,954	7,889
*	Nkarta, Inc.	11,627	35,811
*	Nuvation Bio, Inc.	9,116	20,146
*»	OmniAb, Inc. (2200963D US)	521	0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	43,030	175,993
*	Omnicell, Inc.	6,059	294,710
#*	OPKO Health, Inc.	44,822	67,681
*	OptimizeRx Corp.	6,330	33,043
*	OraSure Technologies, Inc.	37,582	152,771
*	Organogenesis Holdings, Inc.	33,644	93,194
*	ORIC Pharmaceuticals, Inc.	4,727	44,339
*	Orthofix Medical, Inc.	14,227	230,335
*	OrthoPediatrics Corp.	7,320	194,200
*	Owens & Minor, Inc.	33,604	427,107
#*	Pacific Biosciences of California, Inc.	16,497	35,798
*	Pacira BioSciences, Inc.	16,664	276,622
	Patterson Cos., Inc.	32,763	688,351
#*††	PDL BioPharma, Inc.	35,325	42,390
*	Pediatrix Medical Group, Inc.	32,133	395,879
*	Performant Financial Corp.	1,580	6,146
	Perrigo Co. PLC	51,654	1,323,892
*	Personalis, Inc.	3,904	19,715
	Phibro Animal Health Corp., Class A	6,200	143,344
*	Pliant Therapeutics, Inc.	16,500	232,155
*	PMV Pharmaceuticals, Inc.	2,108	3,436
		Shares	Value†
HEALTH CARE — (Continued)
*	Precision BioSciences, Inc.	310	$2,654
	Premier, Inc., Class A	38,278	771,302
*	Prestige Consumer Healthcare, Inc.	13,772	1,015,685
*	ProPhase Labs, Inc.	2,170	4,969
*	Puma Biotechnology, Inc.	18,806	53,597
*	Pyxis Oncology, Inc.	6,181	22,004
*	Quanterix Corp.	12,723	168,134
*	QuidelOrtho Corp.	11,007	418,816
*	Quipt Home Medical Corp.	4,730	12,393
*	RAPT Therapeutics, Inc.	6,900	14,628
*	REGENXBIO, Inc.	15,776	135,516
*	Relay Therapeutics, Inc.	29,003	163,432
*	Replimune Group, Inc.	927	10,901
*	Sage Therapeutics, Inc.	10,534	64,047
*	SCYNEXIS, Inc.	4,780	6,501
*	Seer, Inc.	10,650	20,235
	Select Medical Holdings Corp.	20,039	642,851
*	Semler Scientific, Inc.	2,783	81,765
*	Sensus Healthcare, Inc.	5,578	35,699
*	Shattuck Labs, Inc.	2,625	3,307
*	Solid Biosciences, Inc.	5,762	31,806
*	Supernus Pharmaceuticals, Inc.	19,089	650,362
*	Surgery Partners, Inc.	26,790	771,552
*	Tactile Systems Technology, Inc.	6,628	96,172
*	Teladoc Health, Inc.	63,635	572,715
*	Tenaya Therapeutics, Inc.	3,554	6,824
*	TruBridge, Inc.	5,730	73,516
*	TScan Therapeutics, Inc.	7,421	33,691
	Universal Health Services, Inc., Class B	319	65,175
	Utah Medical Products, Inc.	763	48,359
*	Vanda Pharmaceuticals, Inc.	28,944	134,590
*	Varex Imaging Corp.	20,759	272,566
*	Veracyte, Inc.	29,918	1,009,433

15

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Verve Therapeutics, Inc.	10,185	$58,360
	Viatris, Inc.	319,691	3,708,416
*	Vir Biotechnology, Inc.	21,198	158,773
*	Voyager Therapeutics, Inc.	16,157	110,352
*	Werewolf Therapeutics, Inc.	2,854	7,292
*	Xencor, Inc.	845	17,753
*	Zimvie, Inc.	5,005	68,894
*	Zymeworks, Inc.	14,227	194,910
TOTAL HEALTH CARE			41,059,064
INDUSTRIALS — (15.8%)
*	3D Systems Corp.	31,609	94,827
*	AAR Corp.	13,656	801,607
	ABM Industries, Inc.	26,971	1,431,081
	ACCO Brands Corp.	46,552	228,105
	Acme United Corp.	700	27,790
*	AerSale Corp.	9,416	49,622
	AGCO Corp.	24,766	2,472,637
	Air Lease Corp.	43,419	1,925,633
*	Air Transport Services Group, Inc.	34,894	601,573
	Alamo Group, Inc.	5,943	1,007,576
*	Alaska Air Group, Inc.	51,760	2,479,822
	Albany International Corp., Class A	4,000	271,680
*	Alight, Inc., Class A	102,830	712,612
	Allegiant Travel Co.	6,873	446,814
	Allient, Inc.	6,865	118,696
	Alta Equipment Group, Inc.	6,128	39,832
*	Ameresco, Inc., Class A	5,318	163,635
*	American Woodmark Corp.	8,455	766,953
	Apogee Enterprises, Inc.	10,741	803,856
	ARC Document Solutions, Inc.	15,373	51,653
	ArcBest Corp.	10,750	1,119,935
	Arcosa, Inc.	14,364	1,345,045
	Aris Water Solutions, Inc., Class A	1,747	28,826
	Astec Industries, Inc.	11,802	375,068
*	Astronics Corp. (ATRO US)	11,025	191,725
*	Astronics Corp. (ATROB US), Class B	385	6,803
*	Asure Software, Inc.	9,877	97,980
	Atkore, Inc.	4,277	366,796
		Shares	Value†
INDUSTRIALS — (Continued)
	AZZ, Inc.	8,147	$620,638
	Barnes Group, Inc.	19,674	919,956
	BGSF, Inc.	3,300	24,519
*	Blade Air Mobility, Inc.	26,456	95,109
*	BlueLinx Holdings, Inc.	4,368	478,121
	Boise Cascade Co.	15,348	2,041,744
*	Bowman Consulting Group Ltd.	2,522	51,197
	Brady Corp., Class A	9,327	663,523
*	BrightView Holdings, Inc.	33,719	552,317
*	Broadwind, Inc.	4,795	8,727
*	Cadeler AS (CDLR US), ADR	4,159	111,836
*	Chart Industries, Inc.	1,198	144,623
	Civeo Corp.	5,078	130,251
#*	Clarivate PLC	162,075	1,069,695
	CNH Industrial NV	189,996	2,133,655
	Columbus McKinnon Corp.	12,840	408,440
*	Commercial Vehicle Group, Inc.	16,836	48,993
	CompX International, Inc.	200	5,638
	Concentrix Corp.	8,816	374,768
*	Concrete Pumping Holdings, Inc.	16,384	90,931
*	Conduent, Inc.	109,577	394,477
	Copa Holdings SA, Class A	5,121	498,273
#††	Costa Communications, Inc.	574	281
	Costamare, Inc.	50,905	692,817
	Covenant Logistics Group, Inc.	3,899	197,289
*»	CPI Aerostructures, Inc.	1,158	3,856
*	Custom Truck One Source, Inc.	48,874	199,895
	Deluxe Corp.	16,957	318,113
*	Distribution Solutions Group, Inc.	4,434	170,709
*	DLH Holdings Corp.	5,758	46,640
*	DNOW, Inc.	54,004	638,867
	Douglas Dynamics, Inc.	3,925	88,901
*	Ducommun, Inc.	5,634	331,223
	Dun & Bradstreet Holdings, Inc.	143,948	1,711,542
*	DXP Enterprises, Inc.	9,300	456,444
	Eastern Co.	2,426	75,546

16

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	8,242	$798,320
	Ennis, Inc.	13,134	267,408
	Enpro, Inc.	7,374	1,073,728
*	Enviri Corp.	32,715	250,597
	ESCO Technologies, Inc.	8,578	1,076,882
*	First Advantage Corp.	11,337	205,426
*	Forrester Research, Inc.	5,429	79,643
	FTAI Infrastructure, Inc.	5,050	40,754
#*	FuelCell Energy, Inc.	55,203	18,990
*	Gates Industrial Corp. PLC	102,089	1,975,422
	GATX Corp.	8,019	1,104,697
	Genco Shipping & Trading Ltd.	21,155	332,980
*	Gencor Industries, Inc.	4,211	83,883
	Genpact Ltd.	25,232	963,105
*	Gibraltar Industries, Inc.	10,762	726,327
*	GMS, Inc.	12,773	1,148,165
	Gorman-Rupp Co.	8,971	331,478
*	Graham Corp.	3,427	96,025
	Granite Construction, Inc.	19,800	1,664,190
*	Great Lakes Dredge & Dock Corp.	29,793	340,534
	Greenbrier Cos., Inc.	15,471	916,966
	H&E Equipment Services, Inc.	2,251	117,615
*	Hayward Holdings, Inc.	21,147	343,850
*	Healthcare Services Group, Inc.	16,552	181,575
	Heartland Express, Inc.	29,459	318,305
	Heidrick & Struggles International, Inc.	10,174	397,396
	Helios Technologies, Inc.	7,247	334,304
	Herc Holdings, Inc.	2,462	514,903
#*	Hertz Global Holdings, Inc.	27,716	77,051
	Hillenbrand, Inc.	21,185	583,647
*	Hillman Solutions Corp.	19,583	207,580
	HNI Corp.	9,143	450,567
	Hub Group, Inc., Class A	22,742	986,775
*	Hudson Global, Inc.	786	11,853
*	Hudson Technologies, Inc.	18,401	141,136
		Shares	Value†
INDUSTRIALS — (Continued)
	Hurco Cos., Inc.	3,130	$65,761
*	Huron Consulting Group, Inc.	1,082	125,220
*	Hyliion Holdings Corp.	4,759	11,374
	Hyster-Yale, Inc.	3,227	204,818
*	IBEX Holdings Ltd.	5,221	93,769
	ICF International, Inc.	6,316	1,064,814
*	IES Holdings, Inc.	1,071	234,190
	Insteel Industries, Inc.	9,840	265,385
	Interface, Inc.	17,456	304,956
*	Janus International Group, Inc.	11,283	83,043
*	JELD-WEN Holding, Inc.	30,555	432,659
*	JetBlue Airways Corp.	122,902	700,541
	John Bean Technologies Corp.	2,173	242,116
	Karat Packaging, Inc.	623	16,634
	Kelly Services, Inc., Class A	16,207	323,978
	Kennametal, Inc.	30,648	776,007
*	Kirby Corp.	12,046	1,382,399
	Knight-Swift Transportation Holdings, Inc.	55,945	2,913,616
	Korn Ferry	18,463	1,304,411
*	Kratos Defense & Security Solutions, Inc.	26,825	609,464
*	L.B. Foster Co., Class A	4,474	84,335
	Lindsay Corp.	686	82,114
	LSI Industries, Inc.	11,991	196,173
	Luxfer Holdings PLC	7,502	107,729
*	Manitex International, Inc.	9,200	52,348
*	Manitowoc Co., Inc.	17,506	163,506
	ManpowerGroup, Inc.	15,247	958,274
	Marten Transport Ltd.	28,726	444,679
*	Masterbrand, Inc.	31,065	557,927
*	Matrix Service Co.	13,736	154,255
	Matson, Inc.	12,223	1,893,220
	Matthews International Corp., Class A	14,210	330,951
	Maximus, Inc.	4,401	380,422
*	Mayville Engineering Co., Inc.	8,460	173,176
	McGrath RentCorp	5,993	681,404
	MDU Resources Group, Inc.	63,528	1,832,783
*	Mercury Systems, Inc.	20,421	660,619
	Miller Industries, Inc.	6,010	394,496

17

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	MillerKnoll, Inc.	19,196	$429,223
*	Mistras Group, Inc.	11,228	94,877
*	Montrose Environmental Group, Inc.	3,216	84,806
*	MRC Global, Inc.	30,098	369,002
	MSC Industrial Direct Co., Inc., Class A	7,062	558,392
	Mueller Industries, Inc.	26,533	2,174,910
*	MYR Group, Inc.	2,332	305,492
	National Presto Industries, Inc.	3,409	245,209
	NL Industries, Inc.	7,073	52,977
*	NN, Inc.	18,016	56,750
*	Northwest Pipe Co.	5,166	231,902
*	NV5 Global, Inc.	13,836	316,153
*	OPENLANE, Inc.	45,225	714,555
*	Orion Group Holdings, Inc.	13,009	79,485
	Oshkosh Corp.	7,995	817,409
*	PAM Transportation Services, Inc.	7,251	112,246
	Pangaea Logistics Solutions Ltd.	12,406	79,647
	Park Aerospace Corp.	8,300	112,299
	Park-Ohio Holdings Corp.	5,200	148,044
*	Paycor HCM, Inc.	11,034	166,503
*	Perma-Pipe International Holdings, Inc.	1,500	19,485
*	Planet Labs PBC	62,413	137,933
	Preformed Line Products Co.	2,517	309,591
	Primoris Services Corp.	23,891	1,496,054
*	Proto Labs, Inc.	10,685	292,769
	Quad/Graphics, Inc.	18,082	114,821
	Quanex Building Products Corp.	13,959	405,649
*	Quest Resource Holding Corp.	6,721	52,424
*	Radiant Logistics, Inc.	25,143	167,201
	Regal Rexnord Corp.	16,873	2,810,029
*	Resideo Technologies, Inc.	50,651	996,305
	Resources Connection, Inc.	16,985	136,729
	REV Group, Inc.	27,879	738,794
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	1,515,835
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	$223,182
	Ryder System, Inc.	13,469	1,970,245
	Schneider National, Inc., Class B	34,050	962,934
	Sensata Technologies Holding PLC	26,191	899,399
	Shyft Group, Inc.	7,754	100,182
*	SIFCO Industries, Inc.	659	2,392
*	SkyWest, Inc.	21,155	2,013,956
#	Spirit Airlines, Inc.	43,901	105,362
	Standex International Corp.	2,335	429,360
	Steelcase, Inc., Class A	35,458	426,560
*	Stericycle, Inc.	188	11,556
*	Stratasys Ltd.	3,612	25,826
*	Sun Country Airlines Holdings, Inc.	19,584	275,155
*	Sunrun, Inc.	49,492	715,159
*	TaskUS, Inc., Class A	1,439	18,189
*	Taylor Devices, Inc.	632	29,717
	Terex Corp.	18,390	950,947
*	Thermon Group Holdings, Inc.	15,823	414,721
	Timken Co.	9,346	775,718
*	Titan International, Inc.	28,532	183,746
*	Titan Machinery, Inc.	11,375	156,122
	Trinity Industries, Inc.	38,005	1,302,811
*	TrueBlue, Inc.	17,100	128,079
	TTEC Holdings, Inc.	4,362	22,682
*	Tutor Perini Corp.	26,998	699,788
	Twin Disc, Inc.	5,122	59,466
	UFP Industries, Inc.	19,080	2,334,247
*	Ultralife Corp.	7,629	64,160
	UniFirst Corp.	4,908	882,508
	Universal Logistics Holdings, Inc.	8,276	347,923
*	V2X, Inc.	4,611	284,038
	Vestis Corp.	18,177	245,753
*	Vicor Corp.	1,718	78,530
	Virco Mfg. Corp.	6,012	84,348
*	VirTra, Inc.	4,692	28,621
	VSE Corp.	6,543	671,443
	Wabash National Corp.	18,024	314,339
	Werner Enterprises, Inc.	22,424	827,221
	WESCO International, Inc.	17,921	3,440,294
*	Willdan Group, Inc.	2,425	114,727

18

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Willis Lease Finance Corp.	2,750	$498,658
TOTAL INDUSTRIALS			111,756,943
INFORMATION TECHNOLOGY — (7.0%)
*	8x8, Inc.	21,535	48,023
*	908 Devices, Inc.	10,663	33,429
*	ADTRAN Holdings, Inc.	4,989	30,308
*	Alpha & Omega Semiconductor Ltd.	13,931	460,280
	Amkor Technology, Inc.	84,163	2,141,948
*	Amtech Systems, Inc.	6,555	36,446
*	Arrow Electronics, Inc.	25,666	3,045,784
*	ASGN, Inc.	3,200	294,720
*	Aspen Technology, Inc.	5,839	1,370,588
*	AstroNova, Inc.	1,475	18,674
*	Aviat Networks, Inc.	5,428	111,003
	Avnet, Inc.	46,733	2,533,396
*	Aware, Inc.	4,272	6,963
	Bel Fuse, Inc. (BELFB US), Class B	5,259	396,634
	Benchmark Electronics, Inc.	18,233	789,489
*	Brightcove, Inc.	10,373	22,406
*	Calix, Inc.	6,786	240,089
*	Cambium Networks Corp.	1,246	1,620
*	Cerence, Inc.	15,797	48,102
*	CEVA, Inc.	6,849	159,821
*	Clearfield, Inc.	3,261	117,168
*	Coherent Corp.	28,346	2,620,304
*	Cohu, Inc.	18,258	454,989
*	Comtech Telecommunications Corp.	14,120	52,526
*	Consensus Cloud Solutions, Inc.	366	8,118
*	Corsair Gaming, Inc.	16,282	104,449
*	Crexendo, Inc.	7,993	44,121
	CSP, Inc.	132	1,646
	CTS Corp.	10,967	542,757
*	Daily Journal Corp.	333	161,505
*	Daktronics, Inc.	22,360	291,351
*	Diebold Nixdorf, Inc.	414	19,160
*	Digi International, Inc.	15,127	438,229
*»	Digital Turbine, Inc.	38,353	122,730
*	Diodes, Inc.	13,309	778,310
*	DoubleVerify Holdings, Inc.	15,546	265,059
*	DXC Technology Co.	73,909	1,467,833
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	E2open Parent Holdings, Inc.	64,498	$188,979
*	Eastman Kodak Co.	13,988	66,023
*	eGain Corp.	5,992	29,481
*	ePlus, Inc.	9,534	848,049
*	Everspin Technologies, Inc.	5,420	33,496
*	FARO Technologies, Inc.	5,927	103,960
*	Fastly, Inc., Class A	21,661	156,609
*	Flex Ltd.	74,360	2,578,061
*	Frequency Electronics, Inc.	5,989	75,581
*	Grid Dynamics Holdings, Inc.	8,183	130,273
*	Ichor Holdings Ltd.	11,695	318,806
*	Identiv, Inc.	1,677	5,937
	Immersion Corp.	3,894	32,826
	Information Services Group, Inc.	22,129	67,936
*	inTEST Corp.	5,710	40,941
*	Intevac, Inc.	13,564	45,168
*	IPG Photonics Corp.	6,864	555,709
	Juniper Networks, Inc.	28,101	1,093,129
*	Key Tronic Corp.	2,718	16,308
*	Kimball Electronics, Inc.	12,465	221,752
*	Knowles Corp.	44,503	770,792
	Kulicke & Soffa Industries, Inc.	17,761	796,758
*	KVH Industries, Inc.	9,329	43,193
*	Lantronix, Inc.	10,097	39,479
*	LightPath Technologies, Inc., Class A	3,216	5,113
*	LiveRamp Holdings, Inc.	18,017	450,966
	Logility Supply Chain Solutions, Inc.	7,589	80,064
*	Luna Innovations, Inc.	934	1,448
*	Magnachip Semiconductor Corp.	21,665	95,543
*	Matterport, Inc.	51,963	236,951
*	MaxLinear, Inc.	7,873	102,113
	Methode Electronics, Inc.	12,779	111,433
*	Mirion Technologies, Inc.	32,166	476,057
*	Mitek Systems, Inc.	11,197	96,182
*	NETGEAR, Inc.	14,852	325,556
*	NetScout Systems, Inc.	34,365	722,696

19

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Network-1 Technologies, Inc.	3,000	$3,900
*	nLight, Inc.	8,650	107,952
*	Olo, Inc., Class A	40,884	204,829
*	ON24, Inc.	15,477	93,636
*	Ooma, Inc.	4,484	53,629
*	Optical Cable Corp.	1,600	3,920
*	OSI Systems, Inc.	5,610	741,698
	PC Connection, Inc.	11,579	737,003
*	Penguin Solutions, Inc.	3,552	53,458
*	Photronics, Inc.	25,402	579,166
*	Plexus Corp.	9,595	1,382,639
*	RF Industries Ltd.	681	2,819
*	Ribbon Communications, Inc.	65,217	232,173
	Richardson Electronics Ltd.	4,924	67,656
*	Riot Platforms, Inc.	32,634	301,538
*	Rogers Corp.	6,727	674,584
*	Sanmina Corp.	26,844	1,881,764
*	ScanSource, Inc.	12,586	533,772
*	SecureWorks Corp., Class A	6,027	50,446
#*††	Silicon Graphics, Inc.	137	0
*	SmartRent, Inc.	29,561	49,958
	SolarWinds Corp.	53,693	702,304
*	SoundThinking, Inc.	3,442	36,451
*	Synaptics, Inc.	797	54,730
	TD SYNNEX Corp.	30,778	3,550,242
*	Telos Corp.	8,552	30,018
*	TransAct Technologies, Inc.	1,945	8,344
*	TTM Technologies, Inc.	54,240	1,217,146
*	Twilio, Inc., Class A	36,213	2,920,578
*	Ultra Clean Holdings, Inc.	21,643	723,958
*	Verint Systems, Inc.	15,941	339,543
*	Viasat, Inc.	19,181	184,138
*	Viavi Solutions, Inc.	32,514	299,779
	Vishay Intertechnology, Inc.	57,059	967,721
*	Vishay Precision Group, Inc.	6,460	149,937
*	WidePoint Corp.	744	2,723
	Xerox Holdings Corp.	69,361	566,679
*	Xperi, Inc.	15,108	137,936
TOTAL INFORMATION TECHNOLOGY			49,892,113
		Shares	Value†
MATERIALS — (6.9%)
	AdvanSix, Inc.	13,246	$375,789
	Alcoa Corp.	56,676	2,272,141
	Alpha Metallurgical Resources, Inc.	5,153	1,073,370
*	Alto Ingredients, Inc.	35,264	62,770
	American Vanguard Corp.	15,311	80,077
*	Ampco-Pittsburgh Corp.	4,848	8,484
*	Arcadium Lithium PLC	9,878	53,242
	Arch Resources, Inc.	6,718	985,934
*	Arq, Inc.	4,459	26,130
*	Ascent Industries Co.	912	8,646
	Ashland, Inc.	19,726	1,668,228
	Avient Corp.	21,535	1,003,746
	Berry Global Group, Inc.	29,240	2,059,958
*	Bioceres Crop Solutions Corp.	3,494	23,480
	Caledonia Mining Corp. PLC	2,657	39,616
*	Clearwater Paper Corp.	8,054	202,880
*	Cleveland-Cliffs, Inc.	166,211	2,157,419
*	Coeur Mining, Inc.	153,093	985,919
	Commercial Metals Co.	41,452	2,230,118
	Compass Minerals International, Inc.	10,028	123,445
*	Core Molding Technologies, Inc.	2,490	37,474
	Eastman Chemical Co.	24,315	2,555,263
*	Ecovyst, Inc.	52,326	348,491
	Element Solutions, Inc.	32,311	875,628
	Ferroglobe PLC	32,700	137,013
	Fortitude Gold Corp.	5,267	28,758
	Friedman Industries, Inc.	2,766	38,586
*	Gatos Silver, Inc.	13,260	245,973
*	Glatfelter Corp.	19,733	35,717
	Graphic Packaging Holding Co.	55,145	1,558,398
	Greif, Inc. (GEF US), Class A	11,043	689,525
	Greif, Inc. (GEF/B US), Class B	4,394	294,090
	Haynes International, Inc.	6,359	383,829
	HB Fuller Co.	11,090	811,566
	Hecla Mining Co.	218,659	1,419,097
	Huntsman Corp.	72,681	1,598,982

20

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Innospec, Inc.	8,320	$896,730
*	Intrepid Potash, Inc.	6,613	165,920
	Kaiser Aluminum Corp.	2,639	195,972
	Koppers Holdings, Inc.	9,623	327,278
	Kronos Worldwide, Inc.	26,148	301,748
*	LSB Industries, Inc.	27,966	229,321
	Materion Corp.	6,554	666,083
	Mativ Holdings, Inc.	24,035	371,341
*	McEwen Mining, Inc.	8,552	81,330
	Mercer International, Inc.	34,569	225,390
*	Metallus, Inc.	21,989	309,825
	Minerals Technologies, Inc.	16,205	1,220,074
	Mosaic Co.	81,902	2,191,698
#*	MP Materials Corp.	19,623	353,018
	Myers Industries, Inc.	12,763	150,348
*	Nexa Resources SA	9,879	79,230
	Northern Technologies International Corp.	1,645	20,908
*	O-I Glass, Inc.	52,397	582,131
	Olin Corp.	40,048	1,643,169
	Olympic Steel, Inc.	5,630	202,004
	Orion SA	13,849	207,597
	Pactiv Evergreen, Inc.	31,518	357,414
*	Perimeter Solutions SA	11,251	149,413
	Quaker Chemical Corp.	2,728	413,510
	Radius Recycling, Inc.	13,975	226,255
	Ramaco Resources, Inc. (METC US), Class A	13,103	132,995
*	Ranpak Holdings Corp.	13,247	80,542
*	Rayonier Advanced Materials, Inc.	31,099	247,548
††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	15,125	329,574
	Sensient Technologies Corp.	4,959	374,305
	Silgan Holdings, Inc.	15,747	814,750
	Sonoco Products Co.	21,495	1,128,917
	Stepan Co.	8,736	631,962
	SunCoke Energy, Inc.	40,627	418,864
	Sylvamo Corp.	3,649	310,238
*	Tredegar Corp.	15,536	120,404
	TriMas Corp.	14,805	397,514
		Shares	Value†
MATERIALS — (Continued)
	Tronox Holdings PLC	63,271	$766,845
	U.S. Steel Corp.	74,750	2,904,037
*	Universal Stainless & Alloy Products, Inc.	4,496	196,565
	Warrior Met Coal, Inc.	17,356	1,095,684
	Worthington Steel, Inc.	15,641	598,112
TOTAL MATERIALS			48,622,926
REAL ESTATE — (1.4%)
*	AMREP Corp.	600	18,246
*	Anywhere Real Estate, Inc.	51,347	198,199
*	Cushman & Wakefield PLC	83,870	1,136,439
*	Douglas Elliman, Inc.	29,445	59,184
*	Five Point Holdings LLC, Class A	12,593	50,624
*	Forestar Group, Inc.	19,031	600,809
*	FRP Holdings, Inc.	7,960	230,840
*	Howard Hughes Holdings, Inc.	17,853	1,357,542
*	Jones Lang LaSalle, Inc.	13,123	3,555,808
	Kennedy-Wilson Holdings, Inc.	46,092	492,724
	Marcus & Millichap, Inc.	13,324	504,180
	Newmark Group, Inc., Class A	51,131	766,454
*	Opendoor Technologies, Inc.	109,188	191,079
*	Rafael Holdings, Inc., Class B	2,100	3,885
*	RE/MAX Holdings, Inc., Class A	9,594	117,431
	RMR Group, Inc., Class A	3,378	81,308
*	Seaport Entertainment Group, Inc.	4,496	122,066
*	Stratus Properties, Inc.	2,386	53,184
*	Tejon Ranch Co.	13,125	208,819
TOTAL REAL ESTATE			9,748,821
UTILITIES — (0.4%)
*	Altus Power, Inc.	54,989	189,162
	Brookfield Renewable Corp., Class A	37,729	1,153,753
	Genie Energy Ltd., Class B	6,818	107,179

21

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
*	Montauk Renewables, Inc.	16,153	$89,326
	New Jersey Resources Corp.	9,046	415,121
	Ormat Technologies, Inc.	7,441	587,988
#*	Sunnova Energy International, Inc.	47,700	289,539
TOTAL UTILITIES			2,832,068
TOTAL COMMON STOCKS Cost ($559,625,892)			690,942,223

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	2,014,586	$2,014,586
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	1,264,248	14,622,296
TOTAL INVESTMENTS — (100.0%)
(Cost $576,262,360)			$707,579,105
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$27,202,600	—	—	$27,202,600
Consumer Discretionary	99,213,791	—	—	99,213,791
Consumer Staples	38,571,294	—	—	38,571,294
Energy	65,950,405	—	—	65,950,405
Financials	196,092,121	$77	—	196,092,198
Health Care	41,016,601	—	$42,463	41,059,064
Industrials	111,752,806	3,856	281	111,756,943
Information Technology	49,769,383	122,730	—	49,892,113
Materials	48,616,345	—	6,581	48,622,926
Real Estate	9,748,821	—	—	9,748,821
Utilities	2,832,068	—	—	2,832,068
Temporary Cash Investments	2,014,586	—	—	2,014,586
Securities Lending Collateral	—	14,622,296	—	14,622,296
Total Investments in Securities	$692,780,821	$14,748,959	$49,325˂˃	$707,579,105

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
22

Dimensional VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (7.0%)
	AT&T, Inc.	390,666	$8,805,612
*	Charter Communications, Inc., Class A	1,304	427,203
	Comcast Corp., Class A	210,289	9,183,321
	Electronic Arts, Inc.	12,698	1,915,493
	Fox Corp. (FOX US), Class B	19,981	778,460
	Fox Corp. (FOXA US), Class A	20,910	878,220
	Interpublic Group of Cos., Inc.	20,575	604,905
*	Liberty Broadband Corp. (LBRDA US), Class A	600	48,138
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	533,412
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	39,718
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	361,436
	News Corp. (NWS US), Class B	8,065	234,207
	News Corp. (NWSA US), Class A	16,744	456,274
	Omnicom Group, Inc.	5,849	590,749
#	Paramount Global (PARA US), Class B	38,139	417,241
#	Paramount Global (PARAA US), Class A	1,652	36,162
#	Sirius XM Holdings, Inc.	15,842	422,348
*	Sphere Entertainment Co.	154	6,439
*	Take-Two Interactive Software, Inc.	7,814	1,263,680
	T-Mobile U.S., Inc.	29,701	6,628,075
	Verizon Communications, Inc.	226,462	9,540,844
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Walt Disney Co.	35,719	$3,436,168
*	Warner Bros Discovery, Inc.	112,864	917,584
TOTAL COMMUNICATION SERVICES			47,525,689
CONSUMER DISCRETIONARY — (4.9%)
*	Aptiv PLC	18,621	1,058,231
	Aramark	21,061	796,738
	Autoliv, Inc.	7,172	666,135
	Best Buy Co., Inc.	1,514	136,911
	BorgWarner, Inc.	27,403	921,563
*	Caesars Entertainment, Inc.	2,169	86,868
*	Capri Holdings Ltd.	1,300	25,662
*	CarMax, Inc.	7,769	562,320
*	Carnival Corp.	43,840	964,480
	Dick's Sporting Goods, Inc.	958	187,529
	DR Horton, Inc.	17,422	2,944,318
	eBay, Inc.	34,108	1,961,551
	Ford Motor Co.	286,536	2,948,455
	Gap, Inc.	1,476	30,657
	Garmin Ltd.	8,470	1,680,024
	General Motors Co.	89,499	4,542,969
	Gentex Corp.	3,570	108,207
	Genuine Parts Co.	6,863	787,186
	Harley-Davidson, Inc.	1,373	43,867
	Hasbro, Inc.	1,003	65,827
	Hyatt Hotels Corp., Class A	2,188	318,245
	Lear Corp.	4,194	401,617
	Lennar Corp. (LEN US), Class A	18,930	3,223,779
	Lennar Corp. (LENB US), Class B	1,507	241,602
	Lithia Motors, Inc.	218	72,457
	LKQ Corp.	35,025	1,288,570
*	MGM Resorts International	7,230	266,570
*	Mohawk Industries, Inc.	618	82,979
*	NVR, Inc.	22	201,362
	Penske Automotive Group, Inc.	3,800	572,166
	PulteGroup, Inc.	25,577	3,312,989
	PVH Corp.	672	66,165
	Ralph Lauren Corp.	2,390	473,053
#*	Rivian Automotive, Inc., Class A	19,400	195,940

23

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Service Corp. International	700	$57,155
	Tapestry, Inc.	4,002	189,895
	Toll Brothers, Inc.	3,629	531,431
	Whirlpool Corp.	7,835	811,001
TOTAL CONSUMER DISCRETIONARY			32,826,474
CONSUMER STAPLES — (4.9%)
	Albertsons Cos., Inc., Class A	8,153	147,569
	Archer-Daniels-Midland Co.	28,964	1,599,102
*	BellRing Brands, Inc.	3,250	213,948
	Bunge Global SA	11,955	1,004,459
	Campbell Soup Co.	12,528	584,431
	Casey's General Stores, Inc.	1,226	483,069
	Church & Dwight Co., Inc.	483	48,257
	Conagra Brands, Inc.	22,942	663,942
	Constellation Brands, Inc., Class A	11,395	2,647,514
*	Coty, Inc., Class A	22,970	170,897
*	Darling Ingredients, Inc.	4,055	158,591
	Dollar General Corp.	3,578	286,383
*	Dollar Tree, Inc.	21,034	1,359,638
	General Mills, Inc.	52,942	3,601,115
	Hormel Foods Corp.	9,549	291,722
	J.M. Smucker Co.	2,211	250,971
	Kenvue, Inc.	97,197	2,228,727
	Keurig Dr. Pepper, Inc.	61,804	2,036,442
	Kraft Heinz Co.	17,345	580,364
	Kroger Co.	81,457	4,542,857
	McCormick & Co., Inc. (MKC US)	1,560	122,054
	Molson Coors Beverage Co., Class B	11,394	620,631
	Mondelez International, Inc., Class A	70,011	4,794,353
*	Performance Food Group Co.	5,819	472,794
*	Pilgrim's Pride Corp.	2,655	128,608
*	Post Holdings, Inc.	919	100,364
	Seaboard Corp.	12	33,192
	Target Corp.	14,276	2,141,971
	Tyson Foods, Inc., Class A	12,812	750,655
*	U.S. Foods Holding Corp.	13,588	837,700
	Walgreens Boots Alliance, Inc.	41,309	390,783
	Shares	Value†
CONSUMER STAPLES — (Continued)
Walmart, Inc.	120	$9,834
TOTAL CONSUMER STAPLES		33,302,937
ENERGY — (12.7%)
APA Corp.	454	10,714
Baker Hughes Co.	95,215	3,625,787
Chevron Corp.	93,593	13,928,510
ConocoPhillips	65,036	7,124,044
Coterra Energy, Inc.	58,717	1,404,511
Devon Energy Corp.	49,369	1,909,593
Diamondback Energy, Inc.	17,111	3,024,712
EOG Resources, Inc.	31,707	3,866,986
EQT Corp.	6,928	253,149
Expand Energy Corp.	3,177	269,155
Exxon Mobil Corp.	231,449	27,028,614
Halliburton Co.	38,410	1,065,493
Helmerich & Payne, Inc.	818	27,485
Hess Corp.	2,973	399,809
HF Sinclair Corp.	3,700	142,857
Kinder Morgan, Inc.	76,421	1,873,079
Marathon Oil Corp.	42,811	1,185,865
Marathon Petroleum Corp.	22,822	3,319,916
NOV, Inc.	626	9,709
Occidental Petroleum Corp.	46,358	2,322,999
ONEOK, Inc.	17,185	1,664,883
Ovintiv, Inc.	10,759	421,753
Phillips 66	26,356	3,210,688
Schlumberger NV	26,058	1,044,144
Valero Energy Corp.	25,603	3,322,245
Williams Cos., Inc.	61,983	3,246,050
TOTAL ENERGY		85,702,750
FINANCIALS — (24.1%)
Aflac, Inc.	15,051	1,577,194
Allstate Corp.	9,573	1,785,556
Ally Financial, Inc.	33,768	1,183,568
American Financial Group, Inc.	4,681	603,521
American International Group, Inc.	46,519	3,529,862
* Arch Capital Group Ltd.	31,485	3,103,162
Assurant, Inc.	3,963	759,707
Axis Capital Holdings Ltd.	973	76,147
Bank of America Corp.	132,455	5,539,268
Bank of New York Mellon Corp.	56,389	4,249,475

24

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Berkshire Hathaway, Inc., Class B	32,729	$14,758,161
	Blackrock, Inc.	1,483	1,454,867
*	Block, Inc.	4,887	353,428
	Capital One Financial Corp.	15,661	2,549,454
	Carlyle Group, Inc.	2,100	105,063
	Charles Schwab Corp.	9,861	698,455
	Chubb Ltd.	14,047	3,967,435
	Cincinnati Financial Corp.	3,827	538,956
	Citigroup, Inc.	38,949	2,499,357
	Citizens Financial Group, Inc.	20,697	871,758
	CME Group, Inc.	922	207,782
	Comerica, Inc.	654	41,666
	Corebridge Financial, Inc.	4,245	134,864
	Discover Financial Services	23,258	3,452,185
	East West Bancorp, Inc.	3,233	315,185
	Everest Group Ltd.	2,539	902,894
	F&G Annuities & Life, Inc.	389	15,599
	Fidelity National Financial, Inc.	9,333	561,567
	Fidelity National Information Services, Inc.	42,824	3,842,598
	Fifth Third Bancorp	55,321	2,416,421
	First Citizens BancShares, Inc., Class A	927	1,795,923
	First Horizon Corp.	7,379	127,878
*	Fiserv, Inc.	17,141	3,392,204
	Franklin Resources, Inc.	10,235	212,581
	Global Payments, Inc.	11,722	1,215,689
	Globe Life, Inc.	4,255	449,328
	Goldman Sachs Group, Inc.	10,148	5,254,533
	Hartford Financial Services Group, Inc.	34,008	3,755,844
	Huntington Bancshares, Inc.	95,088	1,482,422
	Intercontinental Exchange, Inc.	4,372	681,464
	Jefferies Financial Group, Inc.	1,212	77,544
	JPMorgan Chase & Co.	148,013	32,847,267
	KeyCorp	40,804	703,869
	Lincoln National Corp.	2,459	85,450
		Shares	Value†
FINANCIALS — (Continued)
	Loews Corp.	12,719	$1,004,292
	M&T Bank Corp.	7,101	1,382,423
*	Markel Group, Inc.	463	713,951
	MetLife, Inc.	52,454	4,113,443
	Morgan Stanley	46,420	5,396,325
	Northern Trust Corp.	11,340	1,139,897
*	PayPal Holdings, Inc.	1,436	113,875
	PNC Financial Services Group, Inc.	13,115	2,469,161
	Principal Financial Group, Inc.	19,945	1,643,468
	Prosperity Bancshares, Inc.	567	41,504
	Prudential Financial, Inc.	28,006	3,430,175
	Raymond James Financial, Inc.	15,482	2,294,742
	Regions Financial Corp.	79,266	1,892,079
	Reinsurance Group of America, Inc.	828	174,774
	RenaissanceRe Holdings Ltd.	250	65,600
	State Street Corp.	12,650	1,173,920
	Synchrony Financial	36,836	2,031,137
	Synovus Financial Corp.	1,104	55,056
	T. Rowe Price Group, Inc.	7,864	863,939
	Travelers Cos., Inc.	20,122	4,948,805
	Truist Financial Corp.	28,047	1,207,423
	U.S. Bancorp	52,456	2,534,149
	Unum Group	5,925	380,266
	W.R. Berkley Corp.	13,723	784,544
	Webster Financial Corp.	384	19,891
	Wells Fargo & Co.	125,425	8,142,591
	Willis Towers Watson PLC	2,028	612,841
	Zions Bancorp NA	3,064	159,512
TOTAL FINANCIALS			162,966,934
HEALTH CARE — (13.2%)
	Abbott Laboratories	46,879	5,314,672
*	Avantor, Inc.	14,651	327,743
	Baxter International, Inc.	22,262	794,753
	Becton Dickinson & Co.	13,436	3,138,515
*	Biogen, Inc.	12,243	2,130,282
*	BioMarin Pharmaceutical, Inc.	1,200	79,068
*	Bio-Rad Laboratories, Inc., Class A	918	328,818

25

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Boston Scientific Corp.	11,051	$928,505
	Bristol-Myers Squibb Co.	102,727	5,729,085
*	Catalent, Inc.	2,832	165,955
*	Centene Corp.	22,713	1,414,111
*	Charles River Laboratories International, Inc.	2,087	372,696
	Cigna Group	15,959	5,024,053
*	Cooper Cos., Inc.	1,912	200,148
	CVS Health Corp.	50,148	2,831,356
	Danaher Corp.	13,812	3,393,056
*	Edwards Lifesciences Corp.	17,162	1,150,026
*	Elanco Animal Health, Inc.	6,840	86,458
	Elevance Health, Inc.	12,979	5,266,359
*	Envista Holdings Corp.	1,720	36,068
*	GE HealthCare Technologies, Inc.	36,312	3,171,853
	Gilead Sciences, Inc.	53,012	4,708,526
*	Henry Schein, Inc.	11,024	774,216
*	Hologic, Inc.	12,948	1,047,105
	Humana, Inc.	9,065	2,337,229
*	Incyte Corp.	1,360	100,803
*	IQVIA Holdings, Inc.	420	86,444
*	Jazz Pharmaceuticals PLC	5,515	606,815
	Johnson & Johnson	46,136	7,375,301
	Labcorp Holdings, Inc.	3,485	795,521
	McKesson Corp.	3,387	1,695,498
	Medtronic PLC	48,549	4,332,998
	Merck & Co., Inc.	136	13,916
*	Moderna, Inc.	7,095	385,684
*	Molina Healthcare, Inc.	1,833	588,796
	Pfizer, Inc.	111,613	3,158,648
	Quest Diagnostics, Inc.	14,345	2,221,036
*	Regeneron Pharmaceuticals, Inc.	2,611	2,188,540
	Revvity, Inc.	3,314	393,007
	STERIS PLC	5,962	1,322,670
	Teleflex, Inc.	157	31,566
*	Tenet Healthcare Corp.	1,330	206,177
	Thermo Fisher Scientific, Inc.	8,868	4,844,766
*	United Therapeutics Corp.	2,317	866,489
	UnitedHealth Group, Inc.	6,391	3,607,720
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	7,637	$1,560,316
*	Vertex Pharmaceuticals, Inc.	22	10,472
	Viatris, Inc.	50,231	582,680
	Zimmer Biomet Holdings, Inc.	9,350	999,702
TOTAL HEALTH CARE			88,726,221
INDUSTRIALS — (15.1%)
	AECOM	1,339	143,005
	AGCO Corp.	9,374	935,900
*	Amentum Holdings, Inc.	7,558	224,775
	AMETEK, Inc.	14,447	2,648,713
*	Builders FirstSource, Inc.	14,191	2,432,337
*	CACI International, Inc., Class A	200	110,512
	Carlisle Cos., Inc.	4,496	1,898,346
	Carrier Global Corp.	18,175	1,321,686
*	Clean Harbors, Inc.	708	163,732
	CNH Industrial NV	8,381	94,119
	Concentrix Corp.	1,452	61,725
	CSX Corp.	63,364	2,131,565
	Cummins, Inc.	10,968	3,608,253
	Deere & Co.	9,897	4,005,217
	Delta Air Lines, Inc.	55,895	3,198,312
	Dover Corp.	11,477	2,172,940
	Eaton Corp. PLC	18,743	6,214,804
	EMCOR Group, Inc.	552	246,231
	Emerson Electric Co.	9,553	1,034,303
	FedEx Corp.	13,890	3,803,776
	Fortive Corp.	14,666	1,047,592
	Fortune Brands Innovations, Inc.	12,304	1,025,292
*	GE Vernova, Inc.	324	97,738
	General Dynamics Corp.	10,644	3,103,897
*	GXO Logistics, Inc.	407	24,343
	Howmet Aerospace, Inc.	92	9,174
	Hubbell, Inc.	22	9,395
	Huntington Ingalls Industries, Inc.	1,502	277,810
	IDEX Corp.	597	128,140
	Ingersoll Rand, Inc.	23,401	2,246,496
	ITT, Inc.	400	56,048
	Jacobs Solutions, Inc.	7,558	1,062,504
	JB Hunt Transport Services, Inc.	3,729	673,532

26

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Johnson Controls International PLC	38,418	$2,902,480
	Knight-Swift Transportation Holdings, Inc.	1,347	70,152
	L3Harris Technologies, Inc.	8,087	2,001,290
	Leidos Holdings, Inc.	5,808	1,063,793
*	MasTec, Inc.	425	52,228
*	Middleby Corp.	311	40,337
*	NEXTracker, Inc., Class A	9,036	359,814
	Norfolk Southern Corp.	10,909	2,731,941
	Northrop Grumman Corp.	3,623	1,844,179
	Oshkosh Corp.	522	53,369
	Otis Worldwide Corp.	2,174	213,487
	Owens Corning	8,674	1,533,476
	PACCAR, Inc.	42,116	4,391,856
	Parker-Hannifin Corp.	9,126	5,786,523
	Pentair PLC	14,793	1,466,282
	Quanta Services, Inc.	14,616	4,408,624
	Republic Services, Inc.	18,381	3,639,438
	RTX Corp.	44,315	5,361,672
	Sensata Technologies Holding PLC	515	17,685
	Snap-on, Inc.	6,398	2,112,172
#	Southwest Airlines Co.	27,308	835,079
	SS&C Technologies Holdings, Inc.	23,811	1,665,103
	Stanley Black & Decker, Inc.	7,007	651,231
	Textron, Inc.	16,432	1,321,461
	Trane Technologies PLC	101	37,386
	TransUnion	5,407	547,729
*	U-Haul Holding Co. (UHAL US)	2,175	159,493
	U-Haul Holding Co. (UHAL/B US)	16,075	1,097,279
*	United Airlines Holdings, Inc.	20,646	1,615,756
	United Rentals, Inc.	5,840	4,746,752
	Veralto Corp.	6,107	624,074
	WESCO International, Inc.	600	115,182
	Westinghouse Air Brake Technologies Corp.	8,070	1,516,999
*	XPO, Inc.	279	36,418
		Shares	Value†
INDUSTRIALS — (Continued)
	Xylem, Inc.	6,229	$758,568
TOTAL INDUSTRIALS			101,991,520
INFORMATION TECHNOLOGY — (9.0%)
*	Advanced Micro Devices, Inc.	20,542	2,959,486
*	Akamai Technologies, Inc.	8,499	859,079
	Amdocs Ltd.	15,020	1,317,930
	Analog Devices, Inc.	19,058	4,252,030
*	Aspen Technology, Inc.	600	140,838
	Avnet, Inc.	1,297	70,310
	Broadcom, Inc.	54	9,168
*	Ciena Corp.	1,583	100,536
	Cisco Systems, Inc.	187,689	10,279,727
	Cognizant Technology Solutions Corp., Class A	49,920	3,723,533
*	Coherent Corp.	781	72,196
	Corning, Inc.	68,224	3,246,780
*	DXC Technology Co.	2,899	57,574
	Entegris, Inc.	200	20,942
*	F5, Inc.	666	155,764
*	First Solar, Inc.	4,833	939,922
*	Flex Ltd.	25,689	890,638
	Hewlett Packard Enterprise Co.	108,502	2,114,704
	HP, Inc.	106,724	3,790,837
	Intel Corp.	90,506	1,947,689
	International Business Machines Corp.	43	8,889
*	IPG Photonics Corp.	430	34,813
	Jabil, Inc.	5,601	689,427
	Juniper Networks, Inc.	20,534	798,773
*	Keysight Technologies, Inc.	8,883	1,323,656
*	Kyndryl Holdings, Inc.	1,573	36,006
	Marvell Technology, Inc.	15,104	1,209,981
	Microchip Technology, Inc.	104	7,630
	Micron Technology, Inc.	23,986	2,390,205
*	ON Semiconductor Corp.	36,695	2,586,631
*	Qorvo, Inc.	5,422	386,372
	Roper Technologies, Inc.	1,058	568,918
	Salesforce, Inc.	19,441	5,664,524
	Skyworks Solutions, Inc.	11,761	1,030,028
*	Super Micro Computer, Inc.	4,000	116,440

27

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TD SYNNEX Corp.	2,852	$328,978
	TE Connectivity PLC	30,520	4,499,258
*	Teledyne Technologies, Inc.	1,702	774,955
	Vontier Corp.	2,863	106,160
*	Western Digital Corp.	14,132	922,961
*	Zebra Technologies Corp., Class A	300	114,591
*	Zoom Video Communications, Inc., Class A	2,191	163,755
TOTAL INFORMATION TECHNOLOGY			60,712,634
MATERIALS — (8.0%)
	Air Products & Chemicals, Inc.	8,901	2,764,028
#	Albemarle Corp.	5,245	496,859
	Amcor PLC	67,243	748,415
	Ball Corp.	19,994	1,184,645
	Celanese Corp.	6,957	876,373
	CF Industries Holdings, Inc.	15,102	1,241,837
*	Cleveland-Cliffs, Inc.	15,656	203,215
	Corteva, Inc.	26,180	1,594,886
	CRH PLC (CRHCF US)	9,138	872,039
	Crown Holdings, Inc.	2,200	205,810
	Dow, Inc.	78,218	3,862,405
	DuPont de Nemours, Inc.	17,056	1,415,477
	Eastman Chemical Co.	14,927	1,568,678
	FMC Corp.	801	52,057
	Freeport-McMoRan, Inc.	62,165	2,798,668
	Huntsman Corp.	3,237	71,214
	International Flavors & Fragrances, Inc.	10,181	1,012,297
	International Paper Co.	30,063	1,669,699
	Linde PLC	13,050	5,952,758
	LyondellBasell Industries NV, Class A	34,302	2,979,129
	Martin Marietta Materials, Inc.	5,193	3,076,022
	Shares	Value†
MATERIALS — (Continued)
Mosaic Co.	29,416	$787,172
Newmont Corp.	46,713	2,122,639
Nucor Corp.	26,837	3,806,560
Packaging Corp. of America	10,295	2,356,937
PPG Industries, Inc.	16,048	1,998,136
Reliance, Inc.	4,807	1,376,436
Royal Gold, Inc.	782	114,219
Smurfit WestRock PLC	17,093	880,290
Sonoco Products Co.	945	49,631
Steel Dynamics, Inc.	19,007	2,480,414
Vulcan Materials Co.	9,911	2,714,920
Westlake Corp.	4,309	568,529
TOTAL MATERIALS		53,902,394
REAL ESTATE — (0.4%)
* CBRE Group, Inc., Class A	20,131	2,636,557
* Jones Lang LaSalle, Inc.	693	187,775
TOTAL REAL ESTATE		2,824,332
UTILITIES — (0.1%)
NRG Energy, Inc.	3,461	312,874
Vistra Corp.	2,457	307,027
TOTAL UTILITIES		619,901
TOTAL COMMON STOCKS Cost ($417,829,220)		671,101,786

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	1,974,319	1,974,319
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	195,945	2,266,297
TOTAL INVESTMENTS — (100.0%)
(Cost $422,069,836)			$675,342,402

28

Dimensional VA U.S. Large Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$47,525,689	—	—	$47,525,689
Consumer Discretionary	32,826,474	—	—	32,826,474
Consumer Staples	33,302,937	—	—	33,302,937
Energy	85,702,750	—	—	85,702,750
Financials	162,966,934	—	—	162,966,934
Health Care	88,726,221	—	—	88,726,221
Industrials	101,991,520	—	—	101,991,520
Information Technology	60,712,634	—	—	60,712,634
Materials	53,902,394	—	—	53,902,394
Real Estate	2,824,332	—	—	2,824,332
Utilities	619,901	—	—	619,901
Temporary Cash Investments	1,974,319	—	—	1,974,319
Securities Lending Collateral	—	$2,266,297	—	2,266,297
Total Investments in Securities	$673,076,105	$2,266,297	—	$675,342,402
See accompanying Notes to Financial Statements.
29

Dimensional VA International Value Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value»
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.4%)
	ANZ Group Holdings Ltd.	157,918	$3,218,448
	Aurizon Holdings Ltd.	266,121	590,061
	Bendigo & Adelaide Bank Ltd.	42,211	340,087
	BlueScope Steel Ltd.	88,805	1,180,075
	Brickworks Ltd.	2,966	52,691
	Challenger Ltd.	53,101	210,309
	Cleanaway Waste Management Ltd.	130,471	233,594
	Evolution Mining Ltd.	287,306	985,043
	Fortescue Ltd.	45,989	575,913
#	Harvey Norman Holdings Ltd.	112,868	338,501
	Incitec Pivot Ltd.	224,487	442,849
	Lendlease Corp. Ltd.	41,763	185,040
	National Australia Bank Ltd.	214,668	5,440,786
	New Hope Corp. Ltd.	39,703	126,764
	Northern Star Resources Ltd.	124,343	1,442,925
	Orica Ltd.	52,840	600,207
	Origin Energy Ltd.	130,683	825,144
	QBE Insurance Group Ltd.	82,597	932,530
	Rio Tinto Ltd.	18,086	1,420,068
	Santos Ltd.	496,255	2,207,770
	Seven Group Holdings Ltd.	3,242	88,329
	Sonic Healthcare Ltd.	56,484	995,266
	South32 Ltd. (S32 AU)	574,429	1,377,569
	Suncorp Group Ltd.	131,383	1,541,163
	TPG Telecom Ltd.	46,621	137,997
	Westpac Banking Corp.	191,200	4,015,542
	Whitehaven Coal Ltd.	125,810	562,671
	Woodside Energy Group Ltd. (WDS AU)	142,185	2,237,771
	Worley Ltd.	19,466	178,750
#	Yancoal Australia Ltd.	87,072	372,594
TOTAL AUSTRALIA			32,856,457
AUSTRIA — (0.1%)
	Erste Group Bank AG	8,056	455,693
	OMV AG	5,327	220,755
TOTAL AUSTRIA			676,448
BELGIUM — (0.7%)
	Ageas SA	17,680	922,679
		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	21,879	$1,593,692
	Solvay SA	5,868	238,734
	Syensqo SA	8,568	664,665
TOTAL BELGIUM			3,419,770
CANADA — (10.5%)
	Agnico Eagle Mines Ltd. (AEM US)	6,794	586,254
	AltaGas Ltd.	19,080	455,914
	ARC Resources Ltd.	11,155	184,748
#	Bank of Montreal (BMO CN)	11,751	1,070,828
	Bank of Montreal (BMO US)	36,571	3,332,350
#	Bank of Nova Scotia (BNS CN)	18,885	972,360
#	Bank of Nova Scotia (BNS US)	60,155	3,097,381
	Barrick Gold Corp. (GOLD US)	81,195	1,568,687
	Canadian Imperial Bank of Commerce (CM CN)	49,997	3,127,977
	Canadian Imperial Bank of Commerce (CM US)	37,430	2,341,621
	Canadian Tire Corp. Ltd., Class A	1,324	140,896
	Cenovus Energy, Inc. (CVE US)	67,954	1,092,021
	Empire Co. Ltd., Class A	9,186	265,021
	Endeavour Mining PLC	11,407	252,579
	Fairfax Financial Holdings Ltd.	3,164	3,931,850
*	First Quantum Minerals Ltd.	49,651	641,520
	iA Financial Corp., Inc.	15,318	1,248,015
	IGM Financial, Inc.	3,629	109,025
	Kinross Gold Corp. (K CN)	92,288	931,265
	Kinross Gold Corp. (KGC US)	149,127	1,503,200
	Lundin Mining Corp.	93,794	912,106
	Magna International, Inc. (MGA US)	44,732	1,765,572
	Manulife Financial Corp. (MFC US)	73,544	2,148,220
*	MEG Energy Corp.	37,365	682,974
	Nutrien Ltd. (NTR CN)	900	42,914

30

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Nutrien Ltd. (NTR US)	64,702	$3,085,020
	Onex Corp.	3,995	287,556
#	Pan American Silver Corp. (PAAS US)	13,773	322,426
	Suncor Energy, Inc. (SU CN)	8,621	325,434
	Suncor Energy, Inc. (SU US)	111,079	4,195,454
	Teck Resources Ltd. (TECK US), Class B	82,812	3,849,930
	Teck Resources Ltd. (TECK/A CN), Class A	200	9,410
	Teck Resources Ltd. (TECKB CN), Class B	134	6,235
	Toronto-Dominion Bank (TD CN)	16,845	931,202
	Toronto-Dominion Bank (TD US)	93,008	5,140,552
	Tourmaline Oil Corp.	39,596	1,825,451
	West Fraser Timber Co. Ltd. (WFG CN)	10,098	912,000
	Whitecap Resources, Inc.	67,273	502,005
TOTAL CANADA			53,797,973
DENMARK — (3.2%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	361,411
	AP Moller - Maersk AS (MAERSKB DC), Class B	282	446,057
	Carlsberg AS, Class B	14,014	1,548,738
	Coloplast AS, Class B	10,747	1,346,068
	Danske Bank AS	32,233	953,099
*	Demant AS	12,462	460,299
	DSV AS	14,243	3,117,870
*	Genmab AS (GMAB DC)	4,778	1,070,068
	H Lundbeck AS (HLUNA DC), Class A	5,935	30,980
	H Lundbeck AS (HLUNB DC)	28,803	187,502
	Novo Nordisk AS (NOVOB DC), Class B	2,751	308,566
	Novonesis (Novozymes) B, Class B	36,497	2,293,535
	Pandora AS	13,700	2,071,387
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS (ROCKA DC), Class A	355	$152,398
	Rockwool AS (ROCKB DC), Class B	800	346,200
*	Svitzer Group AS	1,038	36,204
	Tryg AS	20,416	481,833
*	Vestas Wind Systems AS	54,838	1,045,066
TOTAL DENMARK			16,257,281
FINLAND — (0.7%)
	Fortum OYJ	561	8,283
#	Nokia OYJ (NOK US), Sponsored ADR	34,049	160,371
	Nokia OYJ (NOKIA FH)	403,636	1,910,013
	Nordea Bank Abp (NDA FH)	72,366	847,187
	Stora Enso OYJ, Class R	56,813	634,002
TOTAL FINLAND			3,559,856
FRANCE — (10.0%)
Ω	Amundi SA	2,929	212,364
	Arkema SA	4,165	367,029
	BNP Paribas SA	49,872	3,405,957
	Bollore SE	60,491	377,644
	Bouygues SA	36,761	1,181,554
	Carrefour SA	87,166	1,384,277
	Cie de Saint-Gobain SA	72,243	6,551,349
	Cie Generale des Etablissements Michelin SCA	105,336	3,559,883
	Credit Agricole SA	32,751	502,010
	Eiffage SA	10,913	1,015,713
	Engie SA	221,998	3,721,022
	Orange SA (ORA FP)	282,052	3,098,538
	Publicis Groupe SA (PUB FP)	13,324	1,416,119
	Renault SA	28,046	1,283,229
	Rexel SA	32,582	897,681
	Sanofi SA (SAN FP)	51,238	5,414,820
	Societe Generale SA	66,873	1,920,690
	STMicroelectronics NV (STM US)	4,911	133,285
	TotalEnergies SE (TTE FP)	228,351	14,330,314
	TotalEnergies SE (TTE US), Sponsored ADR	7,191	449,869
	Vinci SA	1,599	179,121

31

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Vivendi SE	29,111	$311,067
TOTAL FRANCE			51,713,535
GERMANY — (6.2%)
	BASF SE	77,144	3,750,171
	Bayer AG	88,113	2,374,374
	Bayerische Motoren Werke AG	30,928	2,438,239
	Brenntag SE	270	17,613
	Commerzbank AG	124,594	2,209,752
	Continental AG	13,917	868,564
*Ω	Covestro AG	20,608	1,305,237
	Daimler Truck Holding AG	74,087	3,063,544
	Deutsche Bank AG (DB US)	47,848	810,545
	Deutsche Bank AG (DBK GR)	124,505	2,115,311
#	Deutsche Lufthansa AG	29,747	206,708
	Deutsche Post AG	6,834	274,518
	Deutsche Telekom AG (DTE GR)	20,854	630,490
Ω	DWS Group GmbH & Co. KGaA	1,706	72,809
	Evonik Industries AG	17,755	391,306
	Fresenius Medical Care AG (FME GR)	20,548	804,351
*	Fresenius SE & Co. KGaA	35,281	1,288,132
Ω	Hapag-Lloyd AG	1,852	324,785
	Heidelberg Materials AG	16,883	1,859,478
	Henkel AG & Co. KGaA	7,921	618,287
	Mercedes-Benz Group AG	86,769	5,271,273
	RWE AG	30,564	990,566
*	Talanx AG	1,677	129,243
	Volkswagen AG	3,115	310,348
TOTAL GERMANY			32,125,644
HONG KONG — (1.4%)
	BOC Hong Kong Holdings Ltd.	274,500	896,168
Ω	Budweiser Brewing Co. APAC Ltd.	101,400	105,758
#	Cathay Pacific Airways Ltd.	220,090	228,917
	CK Asset Holdings Ltd.	206,217	843,008
	CK Hutchison Holdings Ltd.	284,012	1,493,656
		Shares	Value»
HONG KONG — (Continued)
Ω	ESR Group Ltd.	206,800	$280,362
	Hang Lung Properties Ltd.	3,197	2,685
	Hang Seng Bank Ltd.	12,600	154,126
	Henderson Land Development Co. Ltd.	74,255	238,112
	MTR Corp. Ltd.	67,660	246,174
	Sino Land Co. Ltd.	397,571	397,872
	Sun Hung Kai Properties Ltd.	95,362	1,032,576
	Swire Pacific Ltd. (19 HK), Class A	45,500	381,093
	Swire Pacific Ltd. (87 HK), Class B	92,500	124,819
Ω	WH Group Ltd.	1,241,189	966,038
TOTAL HONG KONG			7,391,364
IRELAND — (0.2%)
	AIB Group PLC	53,289	285,684
	Bank of Ireland Group PLC	68,148	631,610
TOTAL IRELAND			917,294
ISRAEL — (0.7%)
	Bank Hapoalim BM	78,721	820,213
	Bank Leumi Le-Israel BM	114,309	1,161,325
*	Clal Insurance Enterprises Holdings Ltd.	10,637	203,828
	Delek Group Ltd.	1,690	199,072
*	Equital Ltd.	614	22,195
	Harel Insurance Investments & Financial Services Ltd.	17,029	177,561
	Israel Discount Bank Ltd., Class A	136,911	804,762
	Migdal Insurance & Financial Holdings Ltd.	44,382	72,225
	Phoenix Financial Ltd.	5,270	61,106
*	Shikun & Binui Ltd.	10,693	28,297
TOTAL ISRAEL			3,550,584
ITALY — (2.4%)
	Banco BPM SpA	92,447	623,563
	Eni SpA (ENI IM)	170,188	2,592,505
*Ω	Nexi SpA	6,427	40,624
	Stellantis NV (STLA US)	10,010	136,336

32

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Stellantis NV (STLA UX)	68,330	$930,655
	Stellantis NV (STLAM IM)	145,096	1,988,152
	UniCredit SpA	138,104	6,109,599
TOTAL ITALY			12,421,434
JAPAN — (20.6%)
	Acom Co. Ltd.	43,100	101,270
	ADEKA Corp.	2,400	43,297
	AGC, Inc.	31,800	974,515
	Air Water, Inc.	22,400	281,771
	Aisin Corp.	53,100	552,100
	Alfresa Holdings Corp.	12,800	184,679
	Amada Co. Ltd.	38,200	376,457
	Asahi Group Holdings Ltd.	155,100	1,862,018
	Asahi Kasei Corp.	149,600	1,032,043
	Bridgestone Corp.	34,300	1,222,284
	Brother Industries Ltd.	29,100	566,787
	Canon Marketing Japan, Inc.	5,100	153,199
	Chiba Bank Ltd.	30,300	221,121
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	120,403
	COMSYS Holdings Corp.	8,300	174,143
	Concordia Financial Group Ltd.	57,500	284,815
	Cosmo Energy Holdings Co. Ltd.	8,600	424,493
	Credit Saison Co. Ltd.	16,600	373,372
	Dai Nippon Printing Co. Ltd.	7,100	123,230
	Daicel Corp.	28,800	254,191
	Daido Steel Co. Ltd.	15,900	123,118
	Dai-ichi Life Holdings, Inc.	54,600	1,361,194
	Daiwa House Industry Co. Ltd.	61,700	1,840,428
	Daiwa Securities Group, Inc.	47,700	312,067
	Denso Corp.	29,300	416,162
	Dentsu Group, Inc.	4,900	151,252
	Dowa Holdings Co. Ltd.	4,900	166,478
	ENEOS Holdings, Inc.	384,027	1,937,242
	EXEO Group, Inc.	13,600	139,193
	Fuji Media Holdings, Inc.	1,800	20,348
	FUJIFILM Holdings Corp.	36,900	877,789
	Fukuoka Financial Group, Inc.	9,200	209,866
		Shares	Value»
JAPAN — (Continued)
	Fuyo General Lease Co. Ltd.	1,800	$127,374
	Gunma Bank Ltd.	7,400	41,674
	Hachijuni Bank Ltd.	22,503	123,491
	Hakuhodo DY Holdings, Inc.	20,900	165,631
	Hankyu Hanshin Holdings, Inc.	24,600	668,875
	Haseko Corp.	28,900	349,317
	Hitachi Construction Machinery Co. Ltd.	10,100	219,136
	Honda Motor Co. Ltd. (7267 JP)	383,400	3,855,896
	Hulic Co. Ltd.	29,000	268,551
	Idemitsu Kosan Co. Ltd.	124,000	845,362
	Iida Group Holdings Co. Ltd.	14,400	208,757
	INFRONEER Holdings, Inc.	21,000	157,863
	Inpex Corp.	109,300	1,440,798
	Isetan Mitsukoshi Holdings Ltd.	3,300	49,105
	Isuzu Motors Ltd.	69,900	903,932
	Iwatani Corp.	16,400	213,790
	Iyogin Holdings, Inc.	9,100	86,386
	J Front Retailing Co. Ltd.	28,400	301,599
	Japan Airlines Co. Ltd.	16,400	263,025
	Japan Post Bank Co. Ltd.	28,100	250,971
	Japan Post Holdings Co. Ltd.	41,800	385,650
	Japan Post Insurance Co. Ltd.	10,000	164,782
	JFE Holdings, Inc.	65,400	787,375
	JGC Holdings Corp.	6,800	58,366
	JTEKT Corp.	24,600	165,928
	Kajima Corp.	40,900	704,524
	Kamigumi Co. Ltd.	7,300	152,363
	Kandenko Co. Ltd.	4,300	62,924
	Kawasaki Heavy Industries Ltd.	1,100	42,117
#	Kawasaki Kisen Kaisha Ltd.	14,400	198,922
	Keihan Holdings Co. Ltd.	1,800	33,601
	Kinden Corp.	7,000	145,083
#	Kobe Steel Ltd.	43,000	463,441
	Koito Manufacturing Co. Ltd.	22,700	293,939
	Komatsu Ltd.	31,900	825,741
	Kubota Corp. (6326 JP)	96,500	1,232,988

33

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuraray Co. Ltd.	49,000	$664,022
	Kyocera Corp.	34,400	348,875
	Kyoto Financial Group, Inc.	10,000	146,764
	Kyushu Financial Group, Inc.	14,500	65,668
	Lion Corp.	13,400	147,824
	Lixil Corp.	34,000	399,104
	LY Corp.	129,200	352,430
	Mabuchi Motor Co. Ltd.	5,400	77,272
	Marubeni Corp.	13,200	197,330
	Mazda Motor Corp.	69,200	489,209
	Mebuki Financial Group, Inc.	38,440	143,781
	Medipal Holdings Corp.	8,800	139,425
	MEIJI Holdings Co. Ltd.	15,500	361,571
	Mitsubishi Chemical Group Corp.	155,500	839,092
	Mitsubishi Corp.	62,000	1,134,232
	Mitsubishi Electric Corp.	50,700	891,941
	Mitsubishi Estate Co. Ltd.	63,000	931,646
	Mitsubishi Gas Chemical Co., Inc.	16,700	290,236
	Mitsubishi HC Capital, Inc.	93,500	626,098
	Mitsubishi Logistics Corp.	20,495	137,395
	Mitsubishi Materials Corp.	5,123	84,053
	Mitsubishi Motors Corp.	73,100	217,183
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	548,100	5,777,102
	Mitsui Chemicals, Inc.	28,900	660,244
	Mitsui Fudosan Co. Ltd.	130,800	1,116,031
#	Mitsui OSK Lines Ltd.	26,400	898,802
	Mizuho Financial Group, Inc. (8411 JP)	95,120	1,975,737
	MS&AD Insurance Group Holdings, Inc.	35,550	786,342
	Nagase & Co. Ltd.	1,000	20,752
	NEC Corp.	2,900	246,762
	NGK Insulators Ltd.	29,500	363,413
	NH Foods Ltd.	10,200	353,331
	NHK Spring Co. Ltd.	7,600	93,023
		Shares	Value»
JAPAN — (Continued)
	Nikon Corp.	26,100	$323,332
	Nippon Electric Glass Co. Ltd.	2,400	54,616
	NIPPON EXPRESS HOLDINGS, Inc.	8,600	423,997
	Nippon Steel Corp.	52,318	1,046,851
	Nippon Yusen KK	39,800	1,332,480
#	Nissan Motor Co. Ltd.	284,300	757,390
	Nisshin Seifun Group, Inc.	17,000	198,476
	Niterra Co. Ltd.	18,500	524,315
	NOK Corp.	5,300	75,989
	Nomura Holdings, Inc. (8604 JP)	140,500	720,470
	Nomura Real Estate Holdings, Inc.	12,900	317,594
	NSK Ltd.	43,900	200,171
	Obayashi Corp.	62,200	762,524
	Oji Holdings Corp.	108,500	403,468
	Ono Pharmaceutical Co. Ltd.	1,500	18,735
	Open House Group Co. Ltd.	9,300	342,810
	ORIX Corp. (8591 JP)	77,100	1,624,487
	Panasonic Holdings Corp.	172,000	1,415,566
	Resona Holdings, Inc.	154,400	1,018,695
	Resonac Holdings Corp.	20,400	485,222
	Ricoh Co. Ltd.	62,000	671,626
	Rinnai Corp.	6,200	135,823
	Rohm Co. Ltd.	18,100	199,549
	SBI Holdings, Inc.	25,400	557,761
	Seiko Epson Corp.	35,400	643,418
	Seino Holdings Co. Ltd.	7,900	127,409
	Sekisui Chemical Co. Ltd.	15,400	217,339
	Sekisui House Ltd.	54,800	1,323,505
	Seven & i Holdings Co. Ltd.	119,500	1,720,792
	Shimamura Co. Ltd.	5,000	257,380
	Shimizu Corp.	58,900	390,208
	Shizuoka Financial Group, Inc.	13,000	103,734
	SoftBank Group Corp.	27,520	1,640,701
	Sohgo Security Services Co. Ltd.	21,000	146,007
	Sojitz Corp.	26,394	539,407
	Sompo Holdings, Inc.	28,291	606,533
	Stanley Electric Co. Ltd.	15,100	258,259
	Subaru Corp.	72,300	1,291,222
#	SUMCO Corp.	39,700	379,588

34

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Bakelite Co. Ltd.	1,000	$26,115
	Sumitomo Chemical Co. Ltd.	192,000	512,590
	Sumitomo Corp.	69,100	1,457,762
	Sumitomo Electric Industries Ltd.	114,500	1,761,303
	Sumitomo Forestry Co. Ltd.	23,100	889,901
	Sumitomo Heavy Industries Ltd.	12,100	269,624
	Sumitomo Metal Mining Co. Ltd.	24,700	682,920
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	189,259	4,015,040
	Sumitomo Mitsui Trust Group, Inc.	48,606	1,065,945
	Sumitomo Realty & Development Co. Ltd.	33,500	993,735
	Sumitomo Rubber Industries Ltd.	21,000	215,221
	Suzuken Co. Ltd.	5,100	166,739
	Suzuki Motor Corp.	63,000	625,170
	Taiheiyo Cement Corp.	13,900	302,815
	Taisei Corp.	5,300	223,191
	Takashimaya Co. Ltd.	34,000	269,197
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	108,067	3,015,198
	TBS Holdings, Inc.	2,000	49,218
	THK Co. Ltd.	13,400	221,226
	Toda Corp.	9,700	58,711
	Tokyo Century Corp.	12,000	122,085
	Tokyo Tatemono Co. Ltd.	21,700	354,356
	Tokyu Fudosan Holdings Corp.	90,200	562,884
	TOPPAN Holdings, Inc.	16,700	488,496
	Toray Industries, Inc.	131,700	716,194
	Tosoh Corp.	30,100	374,010
	TOTO Ltd.	7,500	209,248
	Toyo Seikan Group Holdings Ltd.	11,800	176,151
	Toyo Tire Corp.	13,800	195,792
	Toyoda Gosei Co. Ltd.	6,400	108,738
#	Toyota Boshoku Corp.	9,400	125,483
	Toyota Industries Corp.	5,900	409,000
	Toyota Motor Corp. (7203 JP)	287,450	4,952,876
	Toyota Tsusho Corp.	52,800	897,532
		Shares	Value»
JAPAN — (Continued)
	Yamada Holdings Co. Ltd.	53,500	$153,625
	Yamaguchi Financial Group, Inc.	6,900	67,563
	Yamaha Corp.	9,100	73,485
	Yamaha Motor Co. Ltd.	108,800	951,023
	Yamato Holdings Co. Ltd.	26,300	278,943
	Yamato Kogyo Co. Ltd.	1,400	66,870
	Yokohama Rubber Co. Ltd.	14,800	303,373
TOTAL JAPAN			105,784,089
NETHERLANDS — (4.0%)
Ω	ABN AMRO Bank NV	36,511	603,370
	Aegon Ltd. (AGN NA)	109,392	690,463
	Akzo Nobel NV	16,389	1,045,839
	ArcelorMittal SA (MT NA)	15,639	386,811
	ArcelorMittal SA (MT US)	38,069	937,250
	ASR Nederland NV	15,707	744,496
	Coca-Cola Europacific Partners PLC	7,924	599,962
	HAL Trust	680	84,317
	Heineken NV	14,444	1,184,649
#	ING Groep NV (ING US), Sponsored ADR	18,092	306,659
	ING Groep NV (INGA NA)	181,259	3,076,035
	JDE Peet's NV	8,580	193,706
	Koninklijke Ahold Delhaize NV (AD NA)	142,897	4,715,377
	Koninklijke KPN NV	298,979	1,168,909
*	Koninklijke Philips NV (PHG US)	30,395	796,349
*	Koninklijke Philips NV (PHIA NA)	40,225	1,058,272
	NN Group NV	31,664	1,554,457
	Prosus NV (PRX NA)	18,443	777,729
	Randstad NV	13,219	609,494
TOTAL NETHERLANDS			20,534,144
NEW ZEALAND — (0.3%)
	Auckland International Airport Ltd.	60,139	262,419
	Chorus Ltd. (CNU NZ)	2,432	12,721
*	Fletcher Building Ltd. (FBU NZ)	135,092	240,213

35

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Fonterra Co-Operative Group Ltd.	4,389	$12,922
	Genesis Energy Ltd.	10,253	13,069
	Infratil Ltd.	50,071	375,906
	Mercury NZ Ltd.	21,687	85,362
#	Port of Tauranga Ltd.	20,992	74,583
*	Ryman Healthcare Ltd.	19,262	57,023
	Summerset Group Holdings Ltd.	21,712	160,331
TOTAL NEW ZEALAND			1,294,549
NORWAY — (0.7%)
	Aker BP ASA	22,689	485,492
	Aker Solutions ASA	12,116	57,410
	Austevoll Seafood ASA	5,842	50,704
Ω	BW LPG Ltd.	25,143	324,274
	DNB Bank ASA	51,242	1,061,886
	Golden Ocean Group Ltd.	6,786	73,406
	Leroy Seafood Group ASA	4,415	20,347
	Norsk Hydro ASA	91,465	567,755
	SpareBank 1 Sor-Norge ASA	10,821	143,387
	Stolt-Nielsen Ltd.	7,513	214,721
	Subsea 7 SA	23,150	355,812
	Wallenius Wilhelmsen ASA	7,559	75,154
	Wilh Wilhelmsen Holding ASA, Class A	299	11,133
	Yara International ASA	11,196	337,762
TOTAL NORWAY			3,779,243
PORTUGAL — (0.1%)
	EDP Renovaveis SA	13,061	177,024
	Galp Energia SGPS SA	17,816	304,509
TOTAL PORTUGAL			481,533
SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	100,000	211,259
	City Developments Ltd.	59,600	233,584
	Hongkong Land Holdings Ltd.	54,500	233,674
	Jardine Cycle & Carriage Ltd.	12,600	263,806
	Keppel Ltd.	182,400	878,156
	Olam Group Ltd.	70,000	56,465
		Shares	Value»
SINGAPORE — (Continued)
	Oversea-Chinese Banking Corp. Ltd.	97,800	$1,122,070
*	Seatrium Ltd.	174,055	248,100
	United Overseas Bank Ltd.	68,400	1,662,738
	UOL Group Ltd.	40,699	164,452
	Wilmar International Ltd.	293,900	709,405
TOTAL SINGAPORE			5,783,709
SPAIN — (2.8%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	225,959	2,249,348
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	55,650	552,605
	Banco de Sabadell SA	144,096	281,042
	Banco Santander SA (SAN SM)	1,370,586	6,695,846
	CaixaBank SA	344,469	2,099,111
	Repsol SA (REP SM)	188,959	2,365,458
TOTAL SPAIN			14,243,410
SWEDEN — (2.4%)
	Billerud Aktiebolag	22,231	197,391
	Boliden AB	31,517	985,982
	Bure Equity AB	7,766	278,147
Ω	Dometic Group AB	9,824	53,348
	Essity AB (ESSITYB SS), Class B	28,316	800,175
	Getinge AB, Class B	14,565	257,665
	Hexagon AB, Class B	43,146	403,377
	Hexpol AB	1,912	18,181
	Holmen AB (HOLMB SS), Class B	5,250	207,470
	Husqvarna AB (HUSQB SS), Class B	45,158	291,642
	Pandox AB	8,704	151,348
	Securitas AB, Class B	49,874	586,712
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	111,047	1,568,345
	Skanska AB, Class B	37,093	755,141
	SKF AB (SKFB SS), Class B	45,140	856,212
	SSAB AB (SSABA SS), Class A	26,950	129,668
	SSAB AB (SSABB SS), Class B	81,204	383,054

36

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	$4,166
	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	262,270
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	539,856
	Swedbank AB, Class A	38,332	777,776
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	157,248	1,318,384
#	Telia Co. AB	293,693	854,156
	Trelleborg AB, Class B	20,404	678,742
	Vitrolife AB	1,139	25,340
#*	Volvo Car AB, Class B	85,329	184,372
TOTAL SWEDEN			12,568,920
SWITZERLAND — (9.8%)
	Alcon, Inc. (ALC SW)	3,741	343,639
	Alcon, Inc. (ALC US)	20,425	1,878,134
	Baloise Holding AG	3,212	614,710
	Banque Cantonale Vaudoise	1,073	106,921
	Barry Callebaut AG	151	264,837
	Cie Financiere Richemont SA, Class A	30,368	4,421,592
	DSM-Firmenich AG	7,778	922,340
	Holcim AG (HOLN FP)	8,340	821,686
	Holcim AG (HOLN SW)	40,627	3,989,599
	Julius Baer Group Ltd.	21,364	1,302,596
	Lonza Group AG	4,520	2,781,283
	Novartis AG (NOVN SW)	5,485	595,157
	Novartis AG (NVS US), Sponsored ADR	85,919	9,313,620
	Sandoz Group AG (SDZ SW)	1,097	50,010
	Sandoz Group AG (SDZNY US), ADR	20,486	934,376
	Schindler Holding AG	711	202,701
	SIG Group AG	15,739	339,650
	Swatch Group AG (UHR SW)	749	153,697
	Swatch Group AG (UHRN SW)	1,654	67,015
	Swiss Life Holding AG	3,308	2,693,703
	Swiss Prime Site AG	2,133	231,391
	Swiss Re AG	22,848	2,917,400
		Shares	Value»
SWITZERLAND — (Continued)
	Swisscom AG	3,536	$2,154,418
*	UBS Group AG (UBS US)	46,469	1,425,672
	UBS Group AG (UBSG SW)	152,323	4,659,242
	Zurich Insurance Group AG	12,509	7,375,366
TOTAL SWITZERLAND			50,560,755
UNITED KINGDOM — (12.7%)
	3i Group PLC	7,403	303,580
	Anglo American PLC	53,568	1,660,630
	Barclays PLC (BARC LN)	187,695	575,380
	Barclays PLC (BCS US), Sponsored ADR	229,053	2,842,548
	Barratt Redrow PLC	85,585	493,106
	BP PLC (BP LN)	536,234	2,622,624
	BP PLC (BP US), Sponsored ADR	59,033	1,733,206
	British American Tobacco PLC (BATS LN)	99,083	3,464,844
	British American Tobacco PLC (BTI US), Sponsored ADR	2,319	81,119
	BT Group PLC	999,637	1,784,941
	Centrica PLC	167,147	253,024
	DS Smith PLC	178,765	1,256,835
	Glencore PLC	450,571	2,363,081
	HSBC Holdings PLC (HSBA LN)	66,473	610,091
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	161,756	7,461,804
	Investec PLC	18,145	139,705
	J Sainsbury PLC	235,900	812,155
	Kingfisher PLC	226,367	856,075
	Lloyds Banking Group PLC (LLOY LN)	3,261,234	2,238,512
#	Lloyds Banking Group PLC (LYG US), ADR	608,371	1,673,020
	M&G PLC	81,287	203,644
	Mondi PLC	8,357	135,337
	NatWest Group PLC (NWG LN)	334,077	1,582,941
	NatWest Group PLC (NWG US), Sponsored ADR	131,050	1,252,835
	Schroders PLC	9,300	41,207

37

Dimensional VA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Shell PLC (SHEL LN)	61,108	$2,040,233
Shell PLC (SHEL US), ADR	298,886	20,189,749
Standard Chartered PLC	146,778	1,702,094
Taylor Wimpey PLC	252,726	477,824
Tesco PLC	375,840	1,659,587
Vodafone Group PLC (VOD LN)	2,450,130	2,278,414
Vodafone Group PLC (VOD US), Sponsored ADR	63,098	584,917
Whitbread PLC	5,828	226,750
TOTAL UNITED KINGDOM		65,601,812
UNITED STATES — (0.1%)
Smurfit WestRock PLC	9,053	466,229
TOTAL COMMON STOCKS		499,786,033
	Shares	Value»
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 8.912%	5,480	$403,257
Henkel AG & Co. KGaA, 2.328%	13,538	1,172,295
Porsche Automobil Holding SE, 6.732%	7,818	324,785
Volkswagen AG, 10.228%	18,370	1,783,043
TOTAL GERMANY		3,683,380
TOTAL INVESTMENT SECURITIES (Cost $439,544,761)		503,469,413

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	972,223	11,244,727
TOTAL INVESTMENTS — (100.0%)
(Cost $450,789,367)			$514,714,140
As of October 31, 2024, the value of Rule 144A securities amounted to $4,288,969 or 0.8% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$32,856,457	—	$32,856,457
Austria	—	676,448	—	676,448
Belgium	—	3,419,770	—	3,419,770
Canada	$53,797,973	—	—	53,797,973
Denmark	—	16,257,281	—	16,257,281
Finland	160,371	3,399,485	—	3,559,856
France	583,154	51,130,381	—	51,713,535
Germany	810,545	31,315,099	—	32,125,644
Hong Kong	—	7,391,364	—	7,391,364
Ireland	—	917,294	—	917,294
Israel	—	3,550,584	—	3,550,584
Italy	1,066,991	11,354,443	—	12,421,434
Japan	—	105,784,089	—	105,784,089
Netherlands	2,040,258	18,493,886	—	20,534,144
New Zealand	—	1,294,549	—	1,294,549
Norway	—	3,779,243	—	3,779,243
Portugal	—	481,533	—	481,533
Singapore	—	5,783,709	—	5,783,709
Spain	552,605	13,690,805	—	14,243,410

38

Dimensional VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$12,568,920	—	$12,568,920
Switzerland	$13,551,802	37,008,953	—	50,560,755
United Kingdom	35,819,198	29,782,614	—	65,601,812
United States	466,229	—	—	466,229
Preferred Stocks
Germany	—	3,683,380	—	3,683,380
Securities Lending Collateral	—	11,244,727	—	11,244,727
Total Investments in Securities	$108,849,126	$405,865,014	—	$514,714,140
See accompanying Notes to Financial Statements.
39

Dimensional VA International Small Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value»
COMMON STOCKS — (96.7%)
AUSTRALIA — (6.7%)
#	Accent Group Ltd.	66,933	$103,457
	Acrow Ltd.	23,290	16,180
	Adairs Ltd.	22,127	38,546
*	Ainsworth Game Technology Ltd.	11,272	5,363
#*	Alcidion Group Ltd.	58,601	2,085
#*	Alkane Resources Ltd.	69,913	26,049
*	Alliance Aviation Services Ltd.	13,267	23,569
#*	AMA Group Ltd.	406,392	17,001
	Amotiv Ltd.	18,541	129,049
	AMP Ltd.	379,646	354,644
	Ansell Ltd.	18,507	376,335
#*	Appen Ltd.	15,717	20,410
#*	Arafura Rare Earths Ltd. (ARU AU)	395,503	38,779
#	ARB Corp. Ltd.	10,401	281,778
#*	Archer Materials Ltd.	10,038	1,802
#	ARN Media Ltd.	38,557	18,716
#*	Aroa Biosurgery Ltd.	37,311	15,092
#*	Articore Group Ltd.	21,367	4,696
	AUB Group Ltd.	15,261	319,828
#*	Audinate Group Ltd.	11,312	68,937
*	Aurelia Metals Ltd.	197,432	24,013
*	Aussie Broadband Ltd.	22,961	54,832
*	Austal Ltd.	45,982	99,285
*	Australian Agricultural Co. Ltd.	38,789	35,866
	Australian Clinical Labs Ltd.	12,753	30,323
	Australian Ethical Investment Ltd.	14,137	41,779
#	Australian Finance Group Ltd.	24,189	25,376
#*	Australian Strategic Materials Ltd.	14,203	4,952
*	Australian Vintage Ltd.	35,719	3,383
#	Auswide Bank Ltd.	5,544	15,369
	Autosports Group Ltd.	5,949	8,788
*	AVJennings Ltd.	41,296	8,969
††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	21,531
	Bank of Queensland Ltd.	83,030	355,145
	Bapcor Ltd.	44,195	132,422
	Beach Energy Ltd.	195,279	159,945
		Shares	Value»
AUSTRALIA — (Continued)
#	Beacon Lighting Group Ltd.	8,206	$15,817
	Bega Cheese Ltd.	42,996	144,917
	Bell Financial Group Ltd.	16,281	13,567
*	Bellevue Gold Ltd.	151,707	160,989
#*	Betmakers Technology Group Ltd.	25,815	1,525
#*	Bigtincan Holdings Ltd.	46,489	5,295
#*	Boss Energy Ltd.	55,255	122,879
*	Bravura Solutions Ltd.	75,448	74,825
	Breville Group Ltd.	14,849	308,644
	Brickworks Ltd.	8,897	158,056
#*	Bubs Australia Ltd.	77,196	6,296
#*††	Calidus Resources Ltd.	51,837	2,934
	Capitol Health Ltd.	65,386	16,121
	Capral Ltd.	1,923	12,066
*	Capricorn Metals Ltd.	32,506	134,985
*	Carnarvon Energy Ltd.	150,007	15,181
	Cedar Woods Properties Ltd.	9,351	35,320
#*	Cettire Ltd.	47,366	46,959
	Challenger Ltd.	60,939	241,352
	Champion Iron Ltd.	41,907	160,842
#*	Chrysos Corp. Ltd.	2,481	8,861
*	City Chic Collective Ltd.	41,479	3,634
	ClearView Wealth Ltd.	24,888	8,589
#	Clinuvel Pharmaceuticals Ltd.	6,591	61,369
#	Clover Corp. Ltd.	25,399	8,643
*	Coast Entertainment Holdings Ltd.	72,872	21,377
	Codan Ltd.	16,966	175,536
*	Cogstate Ltd.	9,666	6,209
	Collins Foods Ltd.	16,649	90,896
*	Comet Ridge Ltd.	107,622	11,270
*	Cooper Energy Ltd.	400,748	45,998
#*	Core Lithium Ltd.	93,872	6,707
Ω	Coronado Global Resources, Inc., CDI	55,811	37,178

40

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Corporate Travel Management Ltd.	16,158	$130,895
	Credit Corp. Group Ltd.	8,852	100,016
	Dalrymple Bay Infrastructure Ltd.	6,869	15,142
	Data#3 Ltd.	20,674	99,043
#*	De Grey Mining Ltd.	246,170	245,056
*	Deep Yellow Ltd.	148,759	131,971
	Deterra Royalties Ltd.	40,624	98,282
	Dicker Data Ltd.	12,074	68,165
	Domain Holdings Australia Ltd.	36,306	71,559
	Domino's Pizza Enterprises Ltd.	7,169	156,897
	Downer EDI Ltd.	165,400	606,033
#*	DUG Technology Ltd.	8,715	10,582
	Eagers Automotive Ltd.	19,140	138,871
#*	Ecograf Ltd.	45,072	2,331
	Elanor Investor Group	2,855	1,541
	Elders Ltd.	17,366	96,867
#*	Electro Optic Systems Holdings Ltd.	5,176	4,834
*	Elixir Energy Ltd.	28,233	1,023
#*	Emeco Holdings Ltd.	55,197	27,958
*	Emerald Resources NL	86,706	238,143
#*	EML Payments Ltd.	51,536	22,591
	Enero Group Ltd.	7,597	5,554
#*	EnviroSuite Ltd.	65,036	3,220
	EQT Holdings Ltd.	3,576	72,832
	Euroz Hartleys Group Ltd.	14,654	7,865
	EVT Ltd.	12,918	92,237
*	Experience Co. Ltd.	24,597	2,156
*	FleetPartners Group Ltd.	44,716	85,710
	Fleetwood Ltd.	9,756	13,164
#	Flight Centre Travel Group Ltd.	20,416	213,532
#*	Frontier Digital Ventures Ltd.	17,664	5,251
	G8 Education Ltd.	111,168	97,924
#*	Galan Lithium Ltd.	38,880	4,454
*	Genesis Minerals Ltd.	33,743	53,879
*	Genetic Signatures Ltd.	13,548	5,990
		Shares	Value»
AUSTRALIA — (Continued)
	Gold Road Resources Ltd.	138,725	$180,935
#	GR Engineering Services Ltd.	12,539	17,391
	GrainCorp Ltd., Class A	29,924	176,820
	Grange Resources Ltd.	55,500	9,107
	GWA Group Ltd.	32,736	49,923
	Hansen Technologies Ltd.	27,695	90,440
#	Harvey Norman Holdings Ltd.	26,234	78,678
*	Healius Ltd.	92,037	99,566
	Helia Group Ltd.	41,663	110,699
	Helloworld Travel Ltd.	7,031	8,289
#*	Highfield Resources Ltd.	24,514	4,503
	HUB24 Ltd.	11,398	513,006
#	Humm Group Ltd.	52,276	24,362
#	IDP Education Ltd.	23,172	210,956
	Iluka Resources Ltd.	40,239	154,648
	Imdex Ltd.	74,126	125,927
#*	Immutep Ltd. (IMM AU)	122,328	22,866
*	ImpediMed Ltd.	121,421	4,390
	Incitec Pivot Ltd.	27,344	53,942
	Infomedia Ltd.	62,093	57,931
	Inghams Group Ltd.	50,749	95,390
	Insignia Financial Ltd.	101,384	219,438
#	Integral Diagnostics Ltd.	26,880	55,117
#*	ioneer Ltd.	191,542	36,160
	IPH Ltd.	30,781	108,306
*	IRESS Ltd.	10,414	67,721
	IVE Group Ltd.	19,754	27,569
	Johns Lyng Group Ltd.	27,757	69,501
	Jumbo Interactive Ltd.	3,461	29,205
	Jupiter Mines Ltd.	181,844	20,890
#*	Karoon Energy Ltd.	112,273	102,341
#	Kelsian Group Ltd.	20,513	52,518
#	Kogan.com Ltd.	7,815	23,776
#*	Lark Distilling Co. Ltd.	2,994	2,375
	Lendlease Corp. Ltd.	76,080	337,088
#	Lifestyle Communities Ltd.	14,651	82,584
#	Lindsay Australia Ltd.	21,441	11,951
#	Lovisa Holdings Ltd.	6,999	135,998

41

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Lycopodium Ltd.	4,742	$35,634
#	MA Financial Group Ltd.	10,549	44,296
#	Maas Group Holdings Ltd.	4,565	14,031
	Macmahon Holdings Ltd.	161,782	40,401
*	Macquarie Technology Group Ltd.	1,297	70,435
#	Mader Group Ltd.	4,057	16,164
	Magellan Financial Group Ltd.	23,352	163,604
*	Mayne Pharma Group Ltd.	14,501	40,831
	McMillan Shakespeare Ltd.	9,141	87,719
#	McPherson's Ltd.	7,753	1,955
*	Megaport Ltd.	19,278	87,496
#*	Melbana Energy Ltd.	328,430	6,250
#*	Mesoblast Ltd. (MSB AU)	83,357	71,592
*	Metals X Ltd.	120,257	38,303
	Metcash Ltd.	121,521	243,754
	Michael Hill International Ltd. (MHJ AU)	13,468	5,297
	Monadelphous Group Ltd.	13,437	110,774
	Monash IVF Group Ltd.	45,202	34,829
#*	Mount Gibson Iron Ltd.	74,201	14,859
#	Myer Holdings Ltd.	91,183	54,099
	MyState Ltd.	14,796	36,828
*	Nanosonics Ltd.	29,690	61,917
	Navigator Global Investments Ltd.	24,473	27,725
*	Neometals Ltd.	38,972	2,417
	Netwealth Group Ltd.	10,109	182,393
*	Neuren Pharmaceuticals Ltd.	1,411	11,356
#	New Hope Corp. Ltd.	67,414	215,240
	nib holdings Ltd.	61,897	234,302
	Nick Scali Ltd.	8,901	81,841
	Nickel Industries Ltd.	184,607	109,064
	Nine Entertainment Co. Holdings Ltd.	175,251	134,836
#*	Novonix Ltd.	26,095	11,946
	NRW Holdings Ltd.	72,942	183,820
	Nufarm Ltd.	50,398	127,001
*	Nuix Ltd.	30,545	154,265
		Shares	Value»
AUSTRALIA — (Continued)
	Objective Corp. Ltd.	2,833	$30,035
*	OFX Group Ltd.	52,215	50,078
#*	OM Holdings Ltd.	27,595	6,761
#*	Omni Bridgeway Ltd.	38,201	22,962
	oOh!media Ltd.	67,577	54,810
	Orora Ltd.	162,854	257,399
	Pacific Current Group Ltd.	4,674	33,562
*	Paladin Energy Ltd.	25,196	165,880
	Panoramic Resources Ltd.	303,459	1,398
*	Pantoro Ltd.	431,909	35,423
*	Paragon Care Ltd.	37,058	10,191
	Peet Ltd.	49,105	43,956
#	PeopleIN Ltd.	8,094	4,382
	Perenti Ltd.	100,608	77,293
	Perpetual Ltd.	11,636	154,404
	Perseus Mining Ltd.	175,799	328,680
*	PEXA Group Ltd.	18,151	161,254
	Platinum Asset Management Ltd.	75,324	60,557
#	PointsBet Holdings Ltd.	30,555	15,826
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
*	Praemium Ltd.	49,756	22,076
	Premier Investments Ltd.	4,323	95,132
	Propel Funeral Partners Ltd.	12,550	49,952
	PWR Holdings Ltd.	10,527	62,812
	Ramelius Resources Ltd.	148,664	231,950
*	ReadyTech Holdings Ltd.	3,553	6,920
	Regal Partners Ltd.	4,358	10,602
	Regis Healthcare Ltd.	25,606	108,923
*	Regis Resources Ltd.	94,993	167,330
	Reject Shop Ltd.	1,897	3,592
	Reliance Worldwide Corp. Ltd.	98,851	336,567
*	Resolute Mining Ltd.	291,195	155,699
#*	Retail Food Group Ltd.	474,627	20,342
	Ridley Corp. Ltd.	33,998	59,044
*	RPMGlobal Holdings Ltd.	21,479	41,844
*	Sandfire Resources Ltd.	59,517	402,793
*	Select Harvests Ltd.	24,913	59,332
	Servcorp Ltd.	6,297	20,834

42

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream Ltd.	91,018	$90,221
*	Seven West Media Ltd.	118,278	12,438
	SG Fleet Group Ltd.	16,719	29,698
#	Sigma Healthcare Ltd.	267,456	343,376
#*	Silver Mines Ltd.	93,408	6,740
	Sims Ltd. (SGM AU)	22,887	190,191
	SmartGroup Corp. Ltd.	17,827	90,447
#	Solvar Ltd.	30,308	26,221
	Southern Cross Electrical Engineering Ltd.	24,152	25,817
#	Southern Cross Media Group Ltd.	48,316	16,491
*	Spartan Resources Ltd.	59,630	61,984
*††	SpeedCast International Ltd.	29,981	0
	SRG Global Ltd.	53,328	38,988
#*	St Barbara Ltd.	132,585	40,027
	Stanmore Resources Ltd.	28,697	58,884
#*	Star Entertainment Group Ltd.	314,195	48,983
*††	Strandline Resources Ltd.	109,918	1,302
*	Strickland Metals Ltd.	41,036	2,050
#*	Strike Energy Ltd.	242,526	33,908
††	Sunland Group Ltd.	14,139	130
	Super Retail Group Ltd.	22,153	210,066
#*	Superloop Ltd.	73,495	89,787
#*	Syrah Resources Ltd.	102,777	20,006
	Tabcorp Holdings Ltd.	304,304	93,348
*	Temple & Webster Group Ltd.	14,649	110,675
*††	Ten Sixty Four Ltd.	15,386	1,114
#	Terracom Ltd.	76,351	9,992
*	Tuas Ltd.	43,136	145,378
*	Tyro Payments Ltd.	66,050	33,401
*	Vault Minerals Ltd.	363,323	93,581
	Ventia Services Group Pty. Ltd.	81,333	244,268
Ω	Viva Energy Group Ltd.	115,179	198,140
#*	Vulcan Energy Resources Ltd.	8,704	29,197
	Vulcan Steel Ltd.	2,199	10,748
		Shares	Value»
AUSTRALIA — (Continued)
*	Wagners Holding Co. Ltd.	8,025	$6,962
*	WEB Travel Group Ltd.	52,612	138,168
*	Webjet Group Ltd.	52,612	26,834
*	West African Resources Ltd.	163,587	196,385
	Westgold Resources Ltd.	85,743	180,482
	Whitehaven Coal Ltd.	44,968	201,114
	XRF Scientific Ltd.	12,216	13,147
*	Zip Co. Ltd.	154,576	301,344
TOTAL AUSTRALIA			21,075,678
AUSTRIA — (1.4%)
	Addiko Bank AG	2,352	49,967
	Agrana Beteiligungs AG	2,144	24,713
	ANDRITZ AG	8,743	527,842
#*	AT&S Austria Technologie & Systemtechnik AG	3,173	58,245
Ω	BAWAG Group AG	14,787	1,146,134
#	CA Immobilien Anlagen AG	4,798	116,337
*	DO & Co. AG	904	140,533
*	Eurotelesites AG	4,310	23,365
	EVN AG	5,162	143,381
#*	FACC AG	2,374	16,144
*	Immofinanz AG (IIA AV)	15,609	87,344
*	Kapsch TrafficCom AG	757	6,178
#*	Lenzing AG	1,793	61,512
	Mayr Melnhof Karton AG	767	68,284
	Oesterreichische Post AG	3,173	100,633
	Palfinger AG	2,888	64,187
*	POLYTEC Holding AG	1,603	4,356
	Porr AG	3,029	47,889
	Raiffeisen Bank International AG	3,609	64,651
*	Rosenbauer International AG	346	12,987
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	41,972
#	Semperit AG Holding	1,873	23,319
	Strabag SE (STR AV)	1,201	47,287

43

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Telekom Austria AG	19,108	$157,953
*	UBM Development AG	812	17,085
	UNIQA Insurance Group AG	16,266	127,510
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	119,543
	voestalpine AG	25,145	523,444
	Wienerberger AG	13,034	393,641
	Zumtobel Group AG	3,981	23,037
TOTAL AUSTRIA			4,239,473
BELGIUM — (1.6%)
	Ackermans & van Haaren NV	2,922	595,071
	Ageas SA	8,722	455,187
*	AGFA-Gevaert NV	20,629	21,660
*	Atenor	3,090	14,802
	Azelis Group NV	8,879	177,881
	Barco NV	8,285	103,025
	Bekaert SA	4,681	171,064
#*††Ω	Biocartis Group NV	5,650	0
	bpost SA	14,476	37,898
	Cie d'Entreprises CFE	891	5,924
#	CMB Tech NV	4,581	63,722
	Colruyt Group NV	7,323	342,101
	Deceuninck NV	10,393	26,134
	Deme Group NV	1,159	177,198
	Econocom Group SA NV	14,168	30,530
	Elia Group SA	3,370	320,675
	EVS Broadcast Equipment SA	1,783	55,205
	Fagron	8,950	181,155
*	Galapagos NV (GLPG BB)	4,331	115,622
	Gimv NV	2,517	103,916
	Greenyard NV	2,745	17,895
*	Hyloris Pharmaceuticals SA	768	4,732
#	Immobel SA	570	11,502
	Ion Beam Applications	3,161	46,855
	Jensen-Group NV	507	22,976
	Kinepolis Group NV	1,476	62,240
	Lotus Bakeries NV	36	471,892
	Melexis NV	2,453	160,202
#*	Ontex Group NV	11,107	93,454
*	Orange Belgium SA	2,344	37,964
	Proximus SADP	13,464	98,328
		Shares	Value»
BELGIUM — (Continued)
	Recticel SA	4,388	$57,631
	Sipef NV	638	39,231
	Solvay SA	13,813	561,970
#	Tessenderlo Group SA	2,766	74,986
	Umicore SA	13,240	159,401
*	Unifiedpost Group SA	1,279	5,555
	Van de Velde NV	1,093	37,205
	VGP NV	1,213	102,012
	Viohalco SA	9,200	51,658
TOTAL BELGIUM			5,116,459
CANADA — (11.4%)
*	5N Plus, Inc.	13,400	68,331
	Acadian Timber Corp.	1,400	18,511
	ADENTRA, Inc.	2,043	56,330
	ADF Group, Inc.	3,600	26,321
*	Advantage Energy Ltd.	19,181	119,989
	Aecon Group, Inc.	8,191	136,423
	Africa Oil Corp.	44,613	57,354
	Ag Growth International, Inc.	2,667	94,547
	AGF Management Ltd., Class B	7,345	54,968
*	Aimia, Inc.	12,133	21,872
*	Air Canada	10,722	145,311
#	AirBoss of America Corp.	2,200	6,605
	Alaris Equity Partners Income	2,438	31,518
	Algoma Central Corp.	1,600	17,409
#	Algonquin Power & Utilities Corp. (AQN CN)	16,126	77,946
	Algonquin Power & Utilities Corp. (AQN US)	45,514	220,288
*	Allied Gold Corp.	11,600	30,826
	Altius Minerals Corp.	6,300	119,181
*	Altius Renewable Royalties Corp.	2,800	23,870
	Altus Group Ltd.	6,200	234,579
	Amerigo Resources Ltd.	14,600	17,931
	Andlauer Healthcare Group, Inc.	1,777	52,416
	Andrew Peller Ltd., Class A	4,300	12,230
*	Aritzia, Inc.	13,895	447,382

44

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Ascot Resources Ltd.	51,004	$9,158
	Atco Ltd., Class I	10,207	354,223
*	Athabasca Oil Corp.	76,206	282,964
*	ATS Corp. (ATS CN)	10,714	321,108
	Aura Minerals, Inc.	3,800	49,262
#*	Aurora Cannabis, Inc. (ACB US)	651	3,528
*	AutoCanada, Inc.	2,934	31,271
	B2Gold Corp. (BTG US)	116,197	385,774
	B2Gold Corp. (BTO CN)	44,879	148,270
	Badger Infrastructure Solution	5,109	132,903
#*	Ballard Power Systems, Inc. (BLDP US)	24,100	38,078
#*	Bausch Health Cos., Inc. (BHC US)	36,335	334,282
	Baytex Energy Corp.	36,120	101,951
#	Birchcliff Energy Ltd.	32,513	121,193
	Bird Construction, Inc.	10,860	236,411
#*	Bitfarms Ltd.	25,749	49,639
	Black Diamond Group Ltd.	6,496	42,223
#*	BlackBerry Ltd.	31,781	71,825
	BMTC Group, Inc.	850	7,719
*	Bombardier, Inc. (BBD/B CN), Class B	483	35,523
*	Bonterra Energy Corp.	3,035	7,324
	Boralex, Inc., Class A	12,043	289,496
	Boyd Group Services, Inc.	2,353	366,212
*	Bragg Gaming Group, Inc.	2,243	10,228
#	Brookfield Infrastructure Corp. (BIPC US), Class A	548	22,512
	BRP, Inc. (DOOO US)	2,021	99,575
*	Calfrac Well Services Ltd.	3,300	9,125
	Calian Group Ltd.	1,900	65,542
*	Calibre Mining Corp.	11,381	20,680
	Canaccord Genuity Group, Inc.	12,896	92,806
#	Canacol Energy Ltd.	3,610	7,312
		Shares	Value»
CANADA — (Continued)
#*	Canada Goose Holdings, Inc. (GOOS CN)	1,900	$18,695
#*	Canada Goose Holdings, Inc. (GOOS US)	5,272	51,771
	Canadian Western Bank	12,218	502,374
*	Canfor Corp.	15,300	182,521
*	Canfor Pulp Products, Inc.	3,143	2,212
	Capital Power Corp.	17,199	697,546
*	Capstone Copper Corp.	70,612	488,378
#	Cardinal Energy Ltd.	18,431	84,852
*	CareRx Corp.	3,200	4,574
	Cascades, Inc.	18,429	138,845
*	Celestica, Inc. (CLS CN)	14,897	1,019,418
*	Celestica, Inc. (CLS US)	10,879	744,124
	Centerra Gold, Inc.	26,068	184,230
	CES Energy Solutions Corp.	36,901	211,491
*	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	199,490
	CI Financial Corp.	22,591	371,554
*	Cineplex, Inc.	5,627	40,414
*	Cipher Pharmaceuticals, Inc.	900	9,722
#	Cogeco Communications, Inc.	2,100	105,803
	Cogeco, Inc.	800	34,934
	Computer Modelling Group Ltd.	13,544	111,282
	Converge Technology Solutions Corp.	25,524	54,995
	Corby Spirit & Wine Ltd.	1,800	16,548
#*	Cronos Group, Inc. (CRON US)	25,818	53,960
*	Culico Metals, Inc.	4,634	399
	Definity Financial Corp.	7,634	294,592
#*	Denison Mines Corp. (DML CN)	73,717	155,127
*	Denison Mines Corp. (DNN US)	14,027	29,457

45

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	dentalcorp Holdings Ltd.	3,911	$26,376
	Dexterra Group, Inc.	6,209	27,516
	Doman Building Materials Group Ltd.	7,152	42,275
*	Dorel Industries, Inc., Class B	3,700	14,616
	DREAM Unlimited Corp., Class A	4,525	93,110
	Dundee Precious Metals, Inc.	26,117	265,606
	Dye & Durham Ltd.	4,280	58,528
	Dynacor Group, Inc.	4,900	20,236
	E-L Financial Corp. Ltd.	204	208,930
*	Eldorado Gold Corp. (EGO US)	8,595	149,295
*	Eldorado Gold Corp. (ELD CN)	27,134	471,994
	Endeavour Mining PLC	15,141	335,258
*	Endeavour Silver Corp. (EDR CN)	16,100	81,405
#*	Endeavour Silver Corp. (EXK US)	15,898	80,126
	Enerflex Ltd. (EFX CN)	14,336	94,726
#*	Energy Fuels, Inc.	5,331	32,197
	Enghouse Systems Ltd.	5,890	124,666
*	Ensign Energy Services, Inc.	15,950	32,075
	EQB, Inc.	4,386	336,490
#*	Equinox Gold Corp. (EQX CN)	9,887	54,678
*	Equinox Gold Corp. (EQX US)	52,311	289,803
*	ERO Copper Corp. (ERO CN)	8,789	161,407
*	ERO Copper Corp. (ERO US)	2,846	52,196
	Evertz Technologies Ltd.	5,502	46,787
	Exchange Income Corp.	3,043	119,657
	Exco Technologies Ltd.	4,600	27,719
	Extendicare, Inc.	10,110	66,802
	Fiera Capital Corp.	11,800	82,291
	Finning International, Inc.	19,206	560,586
		Shares	Value»
CANADA — (Continued)
*	Firan Technology Group Corp.	3,100	$15,607
	Firm Capital Mortgage Investment Corp.	4,900	39,767
#	First Majestic Silver Corp. (AG US)	18,494	136,486
	First Majestic Silver Corp. (FR CN)	14,299	105,675
*	First Mining Gold Corp.	27,500	2,864
#	First National Financial Corp.	2,280	66,483
*	Fission Uranium Corp.	82,500	56,290
	Foraco International SA	7,800	12,661
#*	Fortuna Mining Corp. (FSM US)	19,034	94,599
*	Fortuna Mining Corp. (FVI CN)	30,193	150,275
#	Freehold Royalties Ltd.	15,595	153,783
	Frontera Energy Corp.	6,551	35,664
*	Galiano Gold, Inc.	12,801	22,065
	Gamehost, Inc.	2,000	15,169
*	GDI Integrated Facility Services, Inc.	1,900	49,985
	Gear Energy Ltd.	23,288	8,865
	Gibson Energy, Inc.	20,295	336,707
	goeasy Ltd.	1,736	220,848
*	GoGold Resources, Inc.	26,229	30,141
*	GoldMoney, Inc.	1,360	9,963
*	Gran Tierra Energy, Inc. (GTE CN)	8,092	51,320
	Guardian Capital Group Ltd., Class A	2,850	81,794
*	Haivision Systems, Inc.	3,200	11,124
	Hammond Power Solutions, Inc.	1,609	139,446
*††	Hanfeng Evergreen, Inc.	2,400	0
	Headwater Exploration, Inc.	31,363	154,523
*	Heroux-Devtek, Inc.	4,414	101,921
	High Liner Foods, Inc.	2,300	21,590

46

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	HLS Therapeutics, Inc.	2,903	$6,964
	Hudbay Minerals, Inc. (HBM CN)	40,440	362,762
	Hudbay Minerals, Inc. (HBM US)	5,115	45,779
#*	Hut 8 Corp.	1,070	16,898
#*	IAMGOLD Corp. (IAG US)	48,212	267,094
*	IAMGOLD Corp. (IMG CN)	56,196	311,987
*	Imperial Metals Corp.	9,700	15,048
	Information Services Corp.	2,000	41,943
	Innergex Renewable Energy, Inc.	17,169	112,458
	InPlay Oil Corp.	7,900	10,724
*	Interfor Corp.	7,278	100,309
Ω	Jamieson Wellness, Inc.	5,148	122,641
#*	Journey Energy, Inc.	2,400	3,706
*	K92 Mining, Inc.	26,045	173,216
	K-Bro Linen, Inc.	1,500	35,390
*	Kelt Exploration Ltd.	19,288	90,459
*	Kinaxis, Inc.	286	31,764
*	Knight Therapeutics, Inc.	9,116	36,926
#	KP Tissue, Inc.	700	4,123
#	Labrador Iron Ore Royalty Corp.	8,600	188,139
#*	Largo, Inc. (LGO CN)	1,753	4,319
	Lassonde Industries, Inc., Class A	500	63,360
	Laurentian Bank of Canada	6,900	129,243
	Leon's Furniture Ltd.	3,400	65,517
*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	21,166
*	Lightspeed Commerce, Inc. (LSPD US)	16,087	243,235
	Linamar Corp.	5,605	229,337
*	Lucara Diamond Corp.	52,607	19,647
	Lundin Gold, Inc.	11,436	276,547
*	MAG Silver Corp.	2,453	41,922
	Magellan Aerospace Corp.	2,400	17,978
	Mainstreet Equity Corp.	600	89,766
		Shares	Value»
CANADA — (Continued)
*	Major Drilling Group International, Inc.	11,973	$72,061
*	Mandalay Resources Corp.	5,300	12,942
	Maple Leaf Foods, Inc.	11,002	166,411
*	Marimaca Copper Corp.	700	2,091
	Martinrea International, Inc.	8,810	65,173
*	Mattr Corp.	12,242	106,827
*	MDA Space Ltd.	20,089	307,319
	Medical Facilities Corp.	5,100	53,112
*	MEG Energy Corp.	18,009	329,177
	Melcor Developments Ltd.	2,200	20,525
	Methanex Corp. (MEOH US)	7,987	312,851
	Morguard Corp.	700	58,842
	MTY Food Group, Inc.	3,000	96,398
	Mullen Group Ltd.	10,788	116,686
	Neo Performance Materials, Inc.	3,936	22,219
*	New Gold, Inc. (NGD CN)	90,970	250,235
*	New Gold, Inc. (NGD US)	15,658	43,059
*	New Pacific Metals Corp.	4,600	7,958
*	NFI Group, Inc.	8,237	93,767
	North American Construction Group Ltd. (NOA CN)	3,900	76,048
	North West Co., Inc.	6,881	259,010
	Northland Power, Inc.	21,665	329,250
	Nuvei Corp.	5,917	199,107
*	NuVista Energy Ltd.	20,260	162,679
*	Obsidian Energy Ltd. (OBE US)	10,119	57,375
	OceanaGold Corp.	107,853	305,971
	Onex Corp.	6,643	478,157
*	Orezone Gold Corp.	16,500	9,006
#*	Organigram Holdings, Inc. (OGI US)	5,700	9,747
*	Orla Mining Ltd. (OLA CN)	9,460	45,454
*	Orla Mining Ltd. (ORLA US)	15,232	73,571
	Osisko Gold Royalties Ltd. (OR CN)	13,000	261,615

47

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Osisko Gold Royalties Ltd. (OR US)	11,765	$236,829
	Paramount Resources Ltd., Class A	10,792	208,198
	Parex Resources, Inc.	13,769	127,865
	Parkland Corp.	12,876	299,625
	Pason Systems, Inc.	13,302	128,687
*	Perpetua Resources Corp.	3,100	31,697
	Pet Valu Holdings Ltd.	2,069	37,848
#	Peyto Exploration & Development Corp.	23,340	254,463
	PHX Energy Services Corp.	5,500	36,855
*	Pieridae Energy Ltd.	9,300	1,503
#	Pine Cliff Energy Ltd.	23,500	14,346
	Pizza Pizza Royalty Corp.	4,000	37,634
	Polaris Renewable Energy, Inc.	3,600	31,027
	Pollard Banknote Ltd.	1,800	30,716
#	PrairieSky Royalty Ltd.	29,509	590,455
*	Precision Drilling Corp. (PD CN)	1,930	115,893
*	Precision Drilling Corp. (PDS US)	133	7,987
	Premium Brands Holdings Corp.	6,089	380,204
	Primo Water Corp. (PRMW CN)	18,495	485,637
	Primo Water Corp. (PRMW US)	3,845	100,854
#	Propel Holdings, Inc.	1,946	50,580
	Pulse Seismic, Inc.	6,700	11,501
*	Quarterhill, Inc.	23,309	26,953
	Quebecor, Inc., Class B	1,717	42,754
*	Real Matters, Inc.	194	982
*	RF Capital Group, Inc.	155	848
	Richelieu Hardware Ltd.	6,969	183,641
	Rogers Sugar, Inc.	12,650	50,515
	Russel Metals, Inc.	8,650	240,859
	Sandstorm Gold Ltd. (SAND US)	31,304	189,389
		Shares	Value»
CANADA — (Continued)
	Sandstorm Gold Ltd. (SSL CN)	4,373	$26,508
*	Sangoma Technologies Corp.	3,500	21,367
*	Saturn Oil & Gas, Inc.	2,049	3,252
	Savaria Corp.	8,482	135,848
*	Seabridge Gold, Inc. (SA US)	4,869	84,867
*	Seabridge Gold, Inc. (SEA CN)	3,058	53,282
	Secure Energy Services, Inc.	43,669	486,448
	Sienna Senior Living, Inc.	9,677	119,681
*	Sierra Metals, Inc.	5,800	3,582
*	SilverCrest Metals, Inc. (SIL CN)	7,700	78,584
*	SilverCrest Metals, Inc. (SILV US)	16,267	165,435
	Softchoice Corp.	2,854	43,045
*	Spartan Delta Corp.	12,672	30,853
Ω	Spin Master Corp.	3,700	78,313
	Sprott, Inc. (SII CN)	2,798	123,822
	Sprott, Inc. (SII US)	300	13,269
	SSR Mining, Inc. (SSRM CN)	16,462	101,676
	SSR Mining, Inc. (SSRM US)	1,383	8,533
	Stelco Holdings, Inc.	5,317	260,170
	Stella-Jones, Inc.	9,209	556,766
*Ω	STEP Energy Services Ltd.	6,600	16,259
	StorageVault Canada, Inc.	20,566	60,117
*	Strathcona Resources Ltd.	924	18,265
#*	SunOpta, Inc. (SOY CN)	1,950	12,801
	Superior Plus Corp.	24,964	118,334
	Supremex, Inc.	5,800	17,079
	Surge Energy, Inc.	12,731	53,855
	Sylogist Ltd.	3,100	24,446
	Tamarack Valley Energy Ltd.	60,509	180,351
#*	Taseko Mines Ltd. (TKO CN)	35,100	77,896
	TELUS Corp.	3,749	59,263
*	TerrAscend Corp.	9,000	8,985
	TerraVest Industries, Inc.	1,574	112,741

48

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Tidewater Midstream & Infrastructure Ltd.	35,300	$7,352
#*	Tilray Brands, Inc.	23,111	37,902
	Timbercreek Financial Corp.	9,652	52,546
	Topaz Energy Corp.	7,952	152,546
*	Torex Gold Resources, Inc.	14,210	306,479
	Total Energy Services, Inc.	6,761	46,711
*	Touchstone Exploration, Inc.	7,300	2,988
	TransAlta Corp.	2,956	30,831
	TransAlta Corp.	29,463	308,099
#*	Transat AT, Inc.	3,900	4,930
	Transcontinental, Inc., Class A	11,725	144,841
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	34,374	114,057
	Triple Flag Precious Metals Corp. (TFPM CN)	3,438	58,915
	Triple Flag Precious Metals Corp. (TFPM US)	2,542	43,595
*	Trisura Group Ltd. (TSU CN)	5,900	174,583
*	Valeura Energy, Inc.	3,426	11,122
	Vecima Networks, Inc.	1,200	17,237
	Veren, Inc. (VRN CN)	8,600	44,286
	Veren, Inc. (VRN US)	69,179	356,964
	Vermilion Energy, Inc. (VET CN)	3,634	33,877
	Vermilion Energy, Inc. (VET US)	19,379	180,806
	VersaBank (VBNK CN)	1,500	22,548
	VersaBank (VBNK US)	1,000	15,000
*	Victoria Gold Corp./Vancouver	1,082	373
*	Viemed Healthcare, Inc.	4,100	35,055
*	Vitalhub Corp.	7,448	54,562
	Wajax Corp.	3,513	62,345
*	Well Health Technologies Corp.	27,154	86,395
		Shares	Value»
CANADA — (Continued)
*	Wesdome Gold Mines Ltd.	22,185	$194,389
*	Western Copper & Gold Corp.	4,800	5,136
*	Western Forest Products, Inc.	40,649	14,451
	Westgold Resources Ltd.	38,991	79,250
	Westshore Terminals Investment Corp.	4,442	73,409
	Whitecap Resources, Inc.	65,078	485,627
#*	WildBrain Ltd.	8,970	7,087
	Winpak Ltd.	3,900	138,959
*	Yangarra Resources Ltd.	8,100	5,934
#	Yellow Pages Ltd.	1,091	7,875
††	Zenith Capital Corp.	1,300	56
TOTAL CANADA			35,848,695
CHINA — (0.0%)
	SIIC Environment Holdings Ltd. (SIIC SP)	58,600	7,389
DENMARK — (2.8%)
*	ALK-Abello AS	21,029	492,402
	Alm Brand AS	109,613	213,401
*	Ambu AS, Class B	27,639	512,881
*	Bang & Olufsen AS	14,001	18,808
*	Bavarian Nordic AS	11,722	369,058
	cBrain AS	1,586	40,729
#	Chemometec AS	2,221	130,402
	Columbus AS	16,517	26,116
	D/S Norden AS	2,740	94,648
*	Demant AS	1,831	67,630
	Dfds AS	5,103	116,706
	FLSmidth & Co. AS	7,332	383,837
#	Fluegger Group AS	86	4,070
	Foroya Banki P	552	13,202
*	GN Store Nord AS	13,261	260,704
	H Lundbeck AS (HLUNA DC), Class A	2,404	12,548
	H Lundbeck AS (HLUNB DC)	34,629	225,428
*	H&H International AS, Class B	2,539	31,291
	ISS AS	20,273	391,829
	Jeudan AS	1,628	55,932
	Jyske Bank AS	5,926	415,714
	Matas AS	5,454	97,667
*Ω	Netcompany Group AS	4,559	217,598

49

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Nilfisk Holding AS	2,589	$43,514
*	NKT AS	8,648	810,810
*Ω	NNIT AS	1,779	26,990
	North Media AS	1,083	8,622
*	NTG Nordic Transport Group AS, Class A	911	37,045
	Per Aarsleff Holding AS	2,658	156,992
	Ringkjoebing Landbobank AS	3,553	587,648
	Rockwool AS (ROCKA DC), Class A	241	103,459
	Rockwool AS (ROCKB DC), Class B	694	300,329
*	Royal Unibrew AS	6,337	476,745
*	RTX AS	1,054	11,443
	Sampo OYJ, Class A	7,471	328,897
Ω	Scandinavian Tobacco Group AS, Class A	6,629	99,889
	Schouw & Co. AS	1,656	137,697
	Solar AS, Class B	377	17,710
	SP Group AS	1,053	48,378
	Spar Nord Bank AS	9,335	179,941
	Sparekassen Sjaelland-Fyn AS	2,633	79,360
	Sydbank AS	7,479	356,936
*	TCM Group AS	1,034	11,269
	Tivoli AS	344	34,082
	TORM PLC, Class A	5,092	133,806
	Trifork Group AG	711	9,774
	UIE PLC	2,550	102,903
	Vestjysk Bank AS	23,511	14,199
*	Zealand Pharma AS	5,167	596,491
TOTAL DENMARK			8,907,530
FINLAND — (2.4%)
	Aktia Bank OYJ	7,233	73,108
	Alandsbanken Abp, Class B	379	13,846
	Alma Media OYJ	4,469	54,151
	Anora Group OYJ	3,880	14,554
	Aspo OYJ	2,685	16,494
	Atria OYJ	2,491	31,093
#	Bittium OYJ	4,078	28,006
	Cargotec OYJ, Class B	7,464	451,778
	Citycon OYJ	9,483	36,723
	Digia OYJ	2,833	20,014
	Elisa OYJ	9,505	452,936
Ω	Enento Group OYJ	1,937	39,167
		Shares	Value»
FINLAND — (Continued)
	eQ OYJ	761	$11,253
#*	Finnair OYJ	15,156	38,451
#	Fiskars OYJ Abp	4,519	75,360
	F-Secure OYJ	6,199	12,697
	Gofore OYJ	378	9,200
	Harvia OYJ	2,438	120,823
#*	HKFoods OYJ	1,550	1,410
	Huhtamaki OYJ	11,448	448,701
*	Incap OYJ	2,671	30,772
*	Kalmar OYJ, Class B	4,700	146,362
	Kamux Corp.	4,139	15,491
	Kemira OYJ	13,667	290,147
	Kesko OYJ (KESKOA FH), Class A	6,324	132,478
	Kesko OYJ (KESKOB FH), Class B	22,629	486,031
*	Kojamo OYJ	14,800	145,700
	Konecranes OYJ	9,746	672,818
#	Lassila & Tikanoja OYJ	5,782	54,610
*	Lindex Group OYJ	5,947	16,814
	Mandatum OYJ	35,673	164,734
	Marimekko OYJ	4,640	64,541
	Metsa Board OYJ (METSB FH), Class B	16,960	91,241
#	Metso OYJ	55,637	529,506
#	Nokian Renkaat OYJ	14,728	122,240
	Olvi OYJ, Class A	1,985	64,171
#	Oma Saastopankki OYJ	486	6,044
	Oriola OYJ (OKDAV FH)	5,827	6,112
	Oriola OYJ (OKDBV FH), Class B	16,336	16,156
	Orion OYJ (ORNAV FH), Class A	1,997	97,004
	Orion OYJ (ORNBV FH), Class B	10,558	513,526
	Outokumpu OYJ	43,806	157,590
	Pihlajalinna OYJ	3,541	40,726
	Ponsse OYJ	1,180	29,211
	Puuilo OYJ	9,163	91,935
*	QT Group OYJ	1,767	134,612
	Raisio OYJ, Class V	14,595	36,876
*	Rapala VMC OYJ	3,058	7,424
*	Remedy Entertainment OYJ	434	7,421
	Revenio Group OYJ	2,457	79,049
	Sanoma OYJ	9,599	75,625

50

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Scanfil OYJ	1,067	$9,238
	Stora Enso OYJ, Class R	15,229	169,947
	Taaleri PLC	2,682	23,006
#	Talenom OYJ	2,896	11,451
*	Teleste OYJ	1,530	3,727
Ω	Terveystalo OYJ	10,943	118,669
	TietoEVRY OYJ	12,782	238,142
	Tokmanni Group Corp.	7,230	82,711
	Vaisala OYJ, Class A	2,601	126,327
#	Valmet OYJ	20,218	518,014
#*	Verkkokauppa.com OYJ	1,520	2,729
#*	WithSecure OYJ	12,707	10,516
*	YIT OYJ	16,491	46,880
TOTAL FINLAND			7,638,089
FRANCE — (5.3%)
#	ABC arbitrage	1,520	8,118
	Accor SA	1,782	80,844
	AKWEL SADIR	1,182	12,001
*	Alstom SA	36,910	811,889
#	Altamir	1,905	46,658
	Alten SA	3,570	301,987
	Arkema SA	5,952	524,503
#	Assystem SA	1,109	46,090
#*	Atos SE	14,292	10,611
	Aubay	557	27,309
*	Axway Software SA	1,525	46,257
#*	Bastide le Confort Medical	266	5,213
#	Beneteau SACA	5,853	64,386
*	Bigben Interactive	2,306	5,018
	Boiron SA	776	27,672
#	Bonduelle SCA	2,134	15,666
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,257
#	Catana Group	3,304	16,026
	CBo Territoria	2,250	8,820
*	Cegedim SA	865	10,969
	Cie des Alpes	3,270	53,502
#*	Clariane SE	17,537	39,684
	Coface SA	14,551	234,652
*	DBV Technologies SA	1,409	1,184
	Derichebourg SA	13,913	79,006
	Eiffage SA	2,903	270,193
#*	Ekinops SAS	2,101	8,984
	Electricite de Strasbourg SA	132	15,416
#*Ω	Elior Group SA	24,654	112,893
		Shares	Value»
FRANCE — (Continued)
	Elis SA	24,685	$561,565
#	Equasens	558	29,613
	Eramet SA	1,705	100,757
	Esso SA Francaise	543	61,354
	Etablissements Maurel et Prom SA	13,796	72,411
	Eurazeo SE	8,112	618,725
#*	Eutelsat Communications SACA	19,197	80,329
*	Exclusive Networks SA	2,410	62,106
	Exel Industries SA, Class A	184	9,625
	Fnac Darty SA (0QSH LI)	648	18,233
	Fnac Darty SA (FNAC FP)	1,685	47,277
	Forvia SE (FRVIA FP)	20,074	191,502
*	Gaumont SA	20	1,853
	Gaztransport Et Technigaz SA	6,705	975,571
	Getlink SE	15,292	259,882
	GL Events SACA	1,343	28,247
	Groupe Crit SA	446	35,444
	Guerbet	1,370	47,468
*	Guillemot Corp.	785	5,873
*	Haulotte Group SA	1,014	2,991
*	ID Logistics Group SACA	573	255,707
	Imerys SA	5,683	184,485
#	Infotel SA	414	19,159
	Interparfums SA	1,318	60,198
	Ipsen SA	217	26,454
	IPSOS SA	6,435	315,996
#	Jacquet Metals SACA	2,005	34,630
*	JCDecaux SE	7,386	139,483
	Kaufman & Broad SA	1,984	73,483
#*	La Francaise De L'energie SACA	358	10,061
Ω	La Francaise des Jeux SAEM	7,840	335,123
	Laurent-Perrier	396	43,225
	Lectra	600	16,689
	Linedata Services	112	9,867
	LISI SA	1,065	25,924
	LNA Sante SA	809	21,288
*	Lumibird	1,349	10,228
#Ω	Maisons du Monde SA	3,427	14,951

51

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Manitou BF SA	1,600	$30,286
	Mersen SA	3,050	71,166
	Metropole Television SA	2,785	35,184
*	Nacon SA	1,747	1,140
Ω	Neoen SA	6,335	272,553
	Nexans SA	6,055	842,872
*	Nexity SA	5,490	85,759
	NRJ Group	2,200	17,898
	Oeneo SA	177	1,904
	Opmobility	5,205	51,162
#*	OVH Groupe SAS	2,047	19,472
#*	Pierre Et Vacances SA	9,298	14,465
*	Pluxee NV	7,163	150,762
	Quadient SA	4,783	84,165
*††	Recylex SA	1,750	0
	Rexel SA	26,115	719,506
	Robertet SA	63	63,944
	Rubis SCA	15,073	369,320
	Samse SACA	132	21,655
	Savencia SA	669	36,857
	SCOR SE	24,119	518,917
	SEB SA	3,602	380,532
	Seche Environnement SACA	536	53,277
	SES SA	50,700	202,626
#*Ω	SMCP SA	4,479	13,536
	Societe BIC SA	3,290	240,708
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	34,152
	Societe LDC SADIR	668	48,734
*	SOITEC	1,809	143,257
	Sopra Steria Group	2,094	402,727
	SPIE SA	18,212	659,157
	Stef SA	521	78,018
	Sword Group	975	37,943
*	Synergie SE	1,041	34,556
	Technip Energies NV	19,714	492,206
	Teleperformance SE	6,378	676,080
	Television Francaise 1 SA	5,827	48,347
	TFF Group	228	7,399
	Thermador Groupe	904	70,943
	Tikehau Capital SCA	4,027	92,848
	Trigano SA	1,245	170,208
*	Ubisoft Entertainment SA	10,592	159,617
	Valeo SE	26,631	258,910
*	Vallourec SACA	38,457	633,162
Ω	Verallia SA	8,945	257,964
	Vetoquinol SA	312	27,127
		Shares	Value»
FRANCE — (Continued)
	Vicat SACA	3,357	$124,380
	VIEL & Cie SA	4,347	50,968
	Virbac SACA	253	96,157
*	Viridien	1,238	51,918
#*	Voltalia SA	4,789	44,376
	Wavestone	775	41,254
*Ω	X-Fab Silicon Foundries SE	8,082	38,524
TOTAL FRANCE			16,775,183
GERMANY — (6.0%)
	1&1 AG	8,529	119,823
	7C Solarparken AG	8,665	18,816
	Adesso SE	441	32,182
	Adtran Networks SE	1,517	32,280
	AIXTRON SE	4,260	67,642
	All for One Group SE	283	15,616
	Allgeier SE	979	15,051
	AlzChem Group AG	947	53,669
	Amadeus Fire AG	781	66,704
*	Aroundtown SA	163,398	486,522
	Atoss Software SE	1,398	183,885
Ω	Aumann AG	723	7,890
	Aurubis AG	4,672	367,394
*Ω	Auto1 Group SE	1,613	16,553
*	Basler AG	1,859	10,868
#*	BayWa AG (BYW6 GR)	2,351	25,836
	Bechtle AG	10,890	371,832
Ω	Befesa SA	6,013	140,038
	Bertrandt AG	899	17,457
	Bijou Brigitte AG	711	27,073
	Bilfinger SE	4,196	201,689
#*	Borussia Dortmund GmbH & Co. KGaA	11,253	41,981
#*	BRANICKS Group AG	5,249	14,490
	CANCOM SE (COK GR)	1,301	34,741
	Carl Zeiss Meditec AG	304	19,137
*	Ceconomy AG	24,503	78,865
	CENIT AG	1,323	13,706
	Cewe Stiftung & Co. KGaA	855	91,917
	CompuGroup Medical SE & Co. KGaA	3,969	59,012
	CTS Eventim AG & Co. KGaA	7,806	819,748
	Dermapharm Holding SE	2,329	79,114

52

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Beteiligungs AG	2,416	$58,846
	Deutsche EuroShop AG	1,875	41,668
*Ω	Deutsche Pfandbriefbank AG	20,019	113,690
	Deutsche Wohnen SE	1,305	33,339
	Deutz AG	9,704	43,152
*	Dr. Hoenle AG	579	5,818
	Draegerwerk AG & Co. KGaA	432	19,529
	Duerr AG	7,939	183,979
Ω	DWS Group GmbH & Co. KGaA	4,870	207,844
	Eckert & Ziegler SE	2,162	92,760
	EDAG Engineering Group AG	1,225	10,693
	Elmos Semiconductor SE	1,053	62,912
	ElringKlinger AG	4,625	20,606
*	Encavis AG	16,501	313,271
	Energiekontor AG	841	44,835
	Evonik Industries AG	632	13,929
#*	Evotec SE	12,399	95,893
	Fabasoft AG	270	4,396
	Fielmann Group AG	3,979	200,143
	flatexDEGIRO AG	20,105	295,343
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	295,129
	Freenet AG	17,397	517,046
	Friedrich Vorwerk Group SE	2,166	70,739
	FUCHS SE	4,442	159,578
	GEA Group AG	19,767	973,640
	Gerresheimer AG	5,211	438,869
	Gesco SE	1,167	17,767
	GFT Technologies SE	2,864	63,163
*	Grand City Properties SA	13,135	174,095
	Grenke AG	3,709	73,286
	H&R GmbH & Co. KGaA	1,853	7,465
	Hamburger Hafen und Logistik AG	3,321	58,103
	Hawesko Holding SE	351	9,030
*	Heidelberger Druckmaschinen AG	33,592	35,125
#*	HelloFresh SE	19,635	217,458
	Hensoldt AG	6,422	218,505
	HOCHTIEF AG	2,617	320,488
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	1,280	$111,990
	HUGO BOSS AG	8,152	375,302
	Indus Holding AG	2,484	55,304
	Init Innovation in Traffic Systems SE	627	25,896
Ω	Instone Real Estate Group SE	5,460	48,696
	IVU Traffic Technologies AG	1,884	26,539
	Jenoptik AG	8,541	200,376
Ω	JOST Werke SE	1,984	93,421
	K&S AG	18,643	226,378
	KION Group AG	10,002	388,352
	Kloeckner & Co. SE	1,842	9,406
	Knaus Tabbert AG	655	16,106
*	Koenig & Bauer AG	2,538	24,331
	Kontron AG	6,182	104,102
	Krones AG	2,141	278,878
	KSB SE & Co. KGaA	31	21,915
	KWS Saat SE & Co. KGaA	1,789	123,522
	Lanxess AG	11,026	320,197
	LEG Immobilien SE	13,415	1,267,281
	Leifheit AG	1,317	23,009
#*	LPKF Laser & Electronics SE	1,120	10,515
#*	Manz AG	726	5,367
*	Medigene AG	764	1,360
*	Medios AG	2,144	35,261
	METRO AG	16,815	79,209
	MLP SE	11,878	77,242
#	Mutares SE & Co. KGaA	2,212	59,274
#*	Nagarro SE	902	88,118
	Nexus AG	249	13,023
*	Nordex SE	11,357	161,843
	Norma Group SE	4,726	65,526
	Patrizia SE	7,041	59,510
*	Pentixapharm Holding AG	2,162	8,349
	Pfeiffer Vacuum Technology AG	72	12,042
#	PNE AG	1,125	14,469
	ProCredit Holding AG	2,799	24,651
	ProSiebenSat.1 Media SE	24,511	150,877
	Puma SE (PUM GR)	10,162	463,385
#*	PVA TePla AG	3,537	44,629
	Qiagen NV (QGEN US)	1,195	50,309

53

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	RTL Group SA	5,870	$186,799
	SAF-Holland SE	3,326	51,450
#	Salzgitter AG	4,793	73,203
	Secunet Security Networks AG	206	24,053
*	SFC Energy AG	590	11,997
#*	SGL Carbon SE	9,673	49,363
	Siltronic AG	2,576	146,330
	Sixt SE	1,909	151,207
#	SMA Solar Technology AG	1,406	24,603
	Stabilus SE	3,966	157,011
	STRATEC SE	981	38,277
	Stroeer SE & Co. KGaA	4,913	291,518
	Suedzucker AG	9,862	118,306
*	Surteco Group SE	1,107	21,859
	SUSS MicroTec SE	3,604	215,646
*	TAG Immobilien AG	39,123	650,373
	Takkt AG	5,920	57,945
*Ω	TeamViewer SE	18,141	261,345
	Technotrans SE	1,129	19,772
	thyssenkrupp AG	96,169	335,708
*	TUI AG	30,916	257,718
	United Internet AG	14,595	298,809
	Verbio SE	2,874	44,184
	Vossloh AG	1,662	80,435
	Wacker Chemie AG	2,459	206,834
	Wacker Neuson SE	3,888	59,947
	Washtec AG	1,525	65,263
*	Westwing Group SE	1,156	8,925
	Wuestenrot & Wuerttembergische AG	4,248	55,157
*Ω	Zalando SE	18,230	551,871
	Zeal Network SE	604	26,135
TOTAL GERMANY			18,751,666
HONG KONG — (1.8%)
*	Aceso Life Science Group Ltd.	202,400	1,631
	Aeon Credit Service Asia Co. Ltd.	12,000	9,013
*	Allied Group Ltd.	206,000	38,897
	Analogue Holdings Ltd.	46,000	5,855
	APAC Resources Ltd.	13,099	1,815
*	Apollo Future Mobility Group Ltd.	20,600	1,403
	Asia Financial Holdings Ltd.	54,874	27,670
		Shares	Value»
HONG KONG — (Continued)
*	Asia Standard International Group Ltd.	98,940	$5,009
	ASMPT Ltd.	19,200	208,144
	Associated International Hotels Ltd.	28,000	19,470
	Bank of East Asia Ltd.	118,535	146,845
	Bright Smart Securities & Commodities Group Ltd.	114,000	32,659
	Cafe de Coral Holdings Ltd.	42,000	45,054
*	Century City International Holdings Ltd.	183,340	4,486
	Chen Hsong Holdings	30,000	5,533
	Chevalier International Holdings Ltd.	4,000	2,475
*	China Energy Development Holdings Ltd.	652,000	5,356
	China Motor Bus Co. Ltd.	2,400	16,239
*	China Star Entertainment Ltd.	180,000	13,105
*	Chinese Estates Holdings Ltd.	61,500	9,990
	Chow Sang Sang Holdings International Ltd.	49,000	40,342
*	Chuang's Consortium International Ltd.	100,000	4,852
	CITIC Telecom International Holdings Ltd.	196,000	56,186
*	C-Mer Medical Holdings Ltd.	52,000	15,293
	Convenience Retail Asia Ltd.	50,000	3,142
#††	Convoy, Inc.	516,000	2,078
#*	Cowell e Holdings, Inc.	20,000	61,718
Ω	Crystal International Group Ltd.	51,000	27,931
*	CSC Holdings Ltd.	1,321,250	5,245
*	CSI Properties Ltd.	859,543	9,673
	Dah Sing Banking Group Ltd.	52,928	49,844

54

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Dah Sing Financial Holdings Ltd.	17,806	$58,051
	Dickson Concepts International Ltd.	14,500	8,981
	Dynamic Holdings Ltd.	10,000	9,882
	Eagle Nice International Holdings Ltd.	20,000	10,561
#	EC Healthcare	47,000	4,586
††	EcoGreen International Group Ltd.	38,000	1,742
	Emperor Entertainment Hotel Ltd.	32,487	1,440
	Emperor International Holdings Ltd.	140,333	4,709
*	Energy International Investments Holdings Ltd.	140,000	8,970
*	ENM Holdings Ltd.	144,000	5,454
*	Esprit Holdings Ltd.	195,875	3,441
Ω	ESR Group Ltd.	71,800	97,340
	EuroEyes International Eye Clinic Ltd.	8,000	4,545
	Fairwood Holdings Ltd.	10,500	9,474
	Far East Consortium International Ltd.	199,803	29,725
	First Pacific Co. Ltd.	272,000	152,952
*Ω	FIT Hon Teng Ltd.	153,000	51,593
*Ω	Fosun Tourism Group	14,600	6,796
*Ω	Frontage Holdings Corp.	90,000	9,212
	FSE Lifestyle Services Ltd.	14,000	10,447
	Giordano International Ltd.	160,000	35,104
	Glorious Sun Enterprises Ltd.	72,000	10,078
††	Gold Fin Holdings	88,000	0
*	GR Life Style Company Ltd.	96,000	10,553
	Great Eagle Holdings Ltd.	28,630	42,279
	G-Resources Group Ltd.	42,950	16,266
	Guoco Group Ltd.	4,000	37,854
		Shares	Value»
HONG KONG — (Continued)
	Guotai Junan International Holdings Ltd.	322,400	$47,623
	Hang Lung Group Ltd.	90,000	117,676
	Hang Lung Properties Ltd.	115,458	96,980
	Hanison Construction Holdings Ltd.	27,198	1,424
#*	Hao Tian International Construction Investment Group Ltd.	256,000	13,171
*	Harbour Centre Development Ltd.	13,500	9,022
	HKBN Ltd.	100,500	44,263
*	HKR International Ltd.	100,386	12,932
	Hong Kong Ferry Holdings Co. Ltd.	23,000	12,968
*	Hong Kong Technology Venture Co. Ltd.	44,669	8,316
	Hongkong & Shanghai Hotels Ltd.	59,883	42,396
	Hongkong Chinese Ltd.	90,000	3,176
Ω	Honma Golf Ltd.	30,500	14,014
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	19,787
	Hysan Development Co. Ltd.	68,000	110,293
*	IGG, Inc.	95,000	50,234
Ω	Impro Precision Industries Ltd.	88,000	25,921
	International Housewares Retail Co. Ltd.	41,000	5,590
*	ITC Properties Group Ltd.	1,760	66
	Jacobson Pharma Corp. Ltd.	56,000	4,619
	Johnson Electric Holdings Ltd.	48,937	74,286
	K Wah International Holdings Ltd.	109,000	25,227
	Karrie International Holdings Ltd.	136,000	14,317

55

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network Ltd.	53,000	$49,775
	Kerry Properties Ltd.	63,000	133,070
	Kowloon Development Co. Ltd.	45,515	22,943
	KRP Development Holdings Ltd.	34,000	2,905
*	Lai Sun Development Co. Ltd.	45,912	4,400
*	Lai Sun Garment International Ltd.	20,400	1,849
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	9,301
	Liu Chong Hing Investment Ltd.	30,000	16,132
	Luk Fook Holdings International Ltd.	34,000	65,142
*	Magnificent Hotel Investment Ltd.	336,000	3,043
	Man Wah Holdings Ltd.	158,000	114,793
*	MECOM Power & Construction Ltd.	159,750	3,985
#*	Melco International Development Ltd.	19,000	11,689
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	25,235
	Modern Dental Group Ltd.	43,000	20,713
*	Mongolian Mining Corp.	48,000	54,562
*	NagaCorp Ltd.	144,547	59,441
#	New World Development Co. Ltd.	126,000	126,639
*††	NewOcean Energy Holdings Ltd.	110,000	0
	Nissin Foods Co. Ltd.	28,000	16,144
	NWS Holdings Ltd.	179,000	184,653
	Oriental Watch Holdings	39,606	17,557
*	Oshidori International Holdings Ltd.	700,200	15,536
	Pacific Basin Shipping Ltd.	569,000	156,712
		Shares	Value»
HONG KONG — (Continued)
	Pacific Textiles Holdings Ltd.	114,000	$23,523
*	Paliburg Holdings Ltd.	26,000	2,583
	PAX Global Technology Ltd.	28,000	18,550
	PC Partner Group Ltd.	34,000	20,161
	PCCW Ltd.	234,286	128,671
	Pentamaster International Ltd.	94,000	8,214
	Perfect Medical Health Management Ltd.	60,000	19,900
	Pico Far East Holdings Ltd.	96,000	22,705
	Plover Bay Technologies Ltd.	40,000	27,751
*	Public Financial Holdings Ltd.	70,000	14,929
#*	Realord Group Holdings Ltd.	54,000	51,535
*	Regal Hotels International Holdings Ltd.	29,000	9,337
Ω	Regina Miracle International Holdings Ltd.	43,000	12,753
#*	Sa Sa International Holdings Ltd.	124,000	10,859
Ω	Samsonite International SA	128,700	302,433
	SEA Holdings Ltd.	40,046	7,659
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	29,618
	Shangri-La Asia Ltd.	116,000	83,794
*	Shun Ho Property Investments Ltd.	5,544	515
*	Shun Tak Holdings Ltd.	190,000	16,382
	Singamas Container Holdings Ltd.	194,000	17,179
*	SJM Holdings Ltd.	252,499	86,827
	SmarTone Telecommunications Holdings Ltd.	43,000	23,421
*	Solomon Systech International Ltd.	200,000	14,585
	Soundwill Holdings Ltd.	4,000	2,748
	Stella International Holdings Ltd.	55,000	102,670

56

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Sun Hung Kai & Co. Ltd.	74,464	$26,533
	SUNeVision Holdings Ltd.	89,000	44,524
	TAI Cheung Holdings Ltd.	37,000	14,475
#*	Television Broadcasts Ltd.	43,600	18,205
*	Texhong International Group Ltd.	35,000	18,988
	Texwinca Holdings Ltd.	112,000	13,284
	Theme International Holdings Ltd.	380,000	19,023
*	Tongda Group Holdings Ltd.	780,000	9,478
	Town Health International Medical Group Ltd.	330,000	10,564
	Tradelink Electronic Commerce Ltd.	58,000	6,784
	Transport International Holdings Ltd.	29,901	32,151
	United Laboratories International Holdings Ltd.	105,000	142,526
*††	Untrade.Genting Hk	186,000	0
	Upbest Group Ltd.	148,000	14,840
#	Value Partners Group Ltd.	150,000	34,825
	Vesync Co. Ltd.	10,000	5,090
	Vitasoy International Holdings Ltd.	80,000	90,482
	Viva Goods Company Ltd.	152,000	11,936
*	Vobile Group Ltd.	94,000	42,364
#*Ω	VPower Group International Holdings Ltd.	25,119	642
	VSTECS Holdings Ltd.	79,600	46,026
	VTech Holdings Ltd.	18,300	136,223
*	Wai Kee Holdings Ltd.	52,000	4,871
*	Wang On Group Ltd.	260,000	671
*	Wealthink AI-Innovation Capital Ltd.	116,000	1,652
	Wing On Co. International Ltd.	14,000	21,980
		Shares	Value»
HONG KONG — (Continued)
	Wing Tai Properties Ltd.	56,000	$13,705
	Wynn Macau Ltd.	92,000	72,603
	Xinyi Glass Holdings Ltd.	119,322	135,500
	Yue Yuen Industrial Holdings Ltd.	93,000	195,498
*	Yunfeng Financial Group Ltd.	54,000	7,837
*††	Zensun Enterprises Ltd.	48,000	766
#*	Zhaobangji Lifestyle Holdings Ltd.	192,000	4,177
TOTAL HONG KONG			5,647,033
IRELAND — (0.3%)
	Bank of Ireland Group PLC	5,074	47,027
	Cairn Homes PLC	121,347	283,773
	Dalata Hotel Group PLC	15,666	73,480
	FBD Holdings PLC (FBD ID)	2,754	38,049
	FBD Holdings PLC (FBH LN)	1,308	17,927
	Glanbia PLC (GLB ID)	20,272	337,264
*Ω	Glenveagh Properties PLC	32,954	57,657
	Irish Continental Group PLC (IR5B ID)	11,766	66,685
	Kenmare Resources PLC	255	1,169
*	Permanent TSB Group Holdings PLC	10,745	16,827
TOTAL IRELAND			939,858
ISRAEL — (1.0%)
*	Adgar Investment & Development Ltd.	8,764	11,316
*	Afcon Holdings Ltd.	210	5,534
*	AFI Properties Ltd.	1,537	73,667
	Africa Israel Residences Ltd.	738	51,461
*	Allot Ltd.	3,228	10,896
*	Alrov Properties & Lodgings Ltd.	854	32,536
	Arad Ltd.	1,518	20,912
*	Argo Properties NV	489	12,497
	Ashdod Refinery Ltd.	1,014	16,239

57

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Atreyu Capital Markets Ltd.	808	$13,477
	AudioCodes Ltd. (AUDC US)	4,789	44,107
	Aura Investments Ltd.	3,894	19,762
	Automatic Bank Services Ltd.	824	3,990
*	Azorim-Investment Development & Construction Co. Ltd.	17,951	94,706
	Bet Shemesh Engines Holdings 1997 Ltd.	859	68,042
*	BioLine RX Ltd.	55,677	1,694
	Blue Square Real Estate Ltd.	659	52,980
*	Brack Capital Properties NV	398	31,138
*	Brainsway Ltd. (BWAY US), ADR	1,000	10,000
	Carasso Motors Ltd.	2,736	15,092
*	Cellcom Israel Ltd. (CEL IT)	5,444	25,683
*	Cellcom Israel Ltd. (CELJF US)	4,034	19,242
*	Compugen Ltd.	12,706	20,456
	Danel Adir Yeoshua Ltd.	595	59,559
	Delek Automotive Systems Ltd.	2,155	13,332
	Delta Galil Ltd.	722	32,213
*	Dor Alon Energy in Israel 1988 Ltd.	633	13,251
*	Doral Group Renewable Energy Resources Ltd.	6,320	24,200
*	Duniec Brothers Ltd.	389	26,145
*	El Al Israel Airlines	17,550	34,086
*	Electra Consumer Products 1970 Ltd.	1,425	28,494
#	Electra Real Estate Ltd.	2,747	29,434
*	Ellomay Capital Ltd.	458	6,328
*	Equital Ltd.	2,375	85,870
	FMS Enterprises Migun Ltd.	605	22,312
	Formula Systems 1985 Ltd. (FORTY IT)	958	82,013
	Fox Wizel Ltd.	738	54,177
		Shares	Value»
ISRAEL — (Continued)
*	Gilat Satellite Networks Ltd.	6,085	$31,616
*	Hagag Group Real Estate Development	1,534	7,325
*	Hamat Group Ltd.	1,543	5,374
	IDI Insurance Co. Ltd.	960	32,667
*	IES Holdings Ltd.	375	19,941
	Ilex Medical Ltd.	584	10,038
	Inrom Construction Industries Ltd.	12,208	43,561
	Isracard Ltd.	18,363	71,149
*	Israel Land Development Co. Ltd.	2,893	25,738
	Isras Investment Co. Ltd.	192	40,769
*	Issta Ltd.	883	20,039
#*	Kamada Ltd. (KMDA IT)	3,545	20,496
	Kardan Real Estate Enterprise & Development Ltd.	6,298	8,029
	Kerur Holdings Ltd.	747	13,237
*	Klil Industries Ltd.	43	2,370
	Kvutzat Acro Ltd.	1,993	27,358
	Lahav L.R. Real Estate Ltd.	6,763	6,850
	Lapidoth Capital Ltd.	1,304	21,499
#	Levinstein Properties Ltd.	555	9,156
	M Yochananof & Sons Ltd.	507	30,091
	Magic Software Enterprises Ltd. (MGIC IT)	2,800	31,492
*	Malam - Team Ltd.	1,290	22,547
	Max Stock Ltd.	6,828	18,059
	Maytronics Ltd.	3,730	9,365
	Mediterranean Towers Ltd.	10,111	21,648
	Mega Or Holdings Ltd.	3,618	101,310
	Meitav Investment House Ltd.	3,065	16,366
	Meshulam Levinstein Contracting & Engineering Ltd.	119	9,705
	Mivtach Shamir Holdings Ltd.	1,009	53,034
	Nawi Group Ltd.	3,445	29,052
*	Nayax Ltd.	560	16,441

58

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Neto Malinda Trading Ltd.	862	$15,985
*	Neto ME Holdings Ltd.	211	4,513
	Next Vision Stabilized Systems Ltd.	6,981	79,380
	Novolog Ltd.	34,768	14,073
	Oil Refineries Ltd.	269,871	68,816
	One Software Technologies Ltd.	4,143	61,175
*	OY Nofar Energy Ltd.	873	20,311
	Palram Industries 1990 Ltd.	847	15,925
*	Partner Communications Co. Ltd.	18,545	78,818
	Paz Retail & Energy Ltd.	1,014	114,757
*	Perion Network Ltd.	460	3,740
	Plasson Industries Ltd.	468	17,773
	Prashkovsky Investments & Construction Ltd.	987	26,973
*	Priortech Ltd.	1,206	51,650
	Qualitau Ltd.	593	24,449
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	61,386
	Retailors Ltd.	1,655	29,843
	Sano-Brunos Enterprises Ltd.	278	22,937
*	Scope Metals Group Ltd.	872	27,008
*	Shikun & Binui Soltec Renewable Energy	13,371	9,253
	Summit Real Estate Holdings Ltd.	4,733	72,938
	Tadiran Group Ltd.	324	17,031
Ω	Tamar Petroleum Ltd.	7,885	46,577
	Tel Aviv Stock Exchange Ltd.	10,261	102,877
	Telsys Ltd.	526	25,427
	Tiv Taam Holdings 1 Ltd.	7,339	12,219
#	Turpaz Industries Ltd.	2,865	13,578
	Victory Supermarket Chain Ltd.	648	8,649
		Shares	Value»
ISRAEL — (Continued)
	YD More Investments Ltd.	996	$2,900
TOTAL ISRAEL			2,994,124
ITALY — (4.2%)
	A2A SpA	261,372	597,455
	ACEA SpA	5,746	109,046
#*	Aeffe SpA	7,022	6,079
#	Amplifon SpA	9,628	268,949
Ω	Anima Holding SpA	28,709	173,943
#*	Aquafil SpA	3,880	8,163
	Arnoldo Mondadori Editore SpA	22,214	59,000
	Ascopiave SpA	9,023	27,797
	Avio SpA	1,784	23,044
	Azimut Holding SpA	14,290	353,456
	Banca Generali SpA	7,319	324,346
	Banca IFIS SpA	3,794	90,928
	Banca Mediolanum SpA	13,771	170,221
	Banca Monte dei Paschi di Siena SpA	165,513	908,337
	Banca Popolare di Sondrio SpA	70,355	524,734
	Banca Profilo SpA	12,870	2,688
Ω	Banca Sistema SpA	3,568	5,848
	Banco BPM SpA	9,675	65,258
	Banco di Desio e della Brianza SpA	5,000	29,057
	BasicNet SpA	3,725	21,333
Ω	BFF Bank SpA	17,862	174,420
	Biesse SpA	2,760	23,445
	BPER Banca SpA	166,381	1,013,027
	Brembo NV	20,309	213,295
	Brunello Cucinelli SpA	4,782	473,040
	Buzzi SpA	13,612	533,275
	Cairo Communication SpA	12,430	29,672
Ω	Carel Industries SpA	5,856	120,361
	Cembre SpA	650	27,065
	Cementir Holding NV	6,965	72,361
*	CIR SpA-Compagnie Industriali	101,938	64,305
	Credito Emiliano SpA	14,468	156,234
	d'Amico International Shipping SA	14,895	80,150
	Danieli & C Officine Meccaniche SpA (DAN IM)	1,875	50,772

59

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Danieli & C Officine Meccaniche SpA (DANR IM)	6,860	$138,671
	Datalogic SpA	2,601	16,744
#*	Digital Bros SpA	371	3,691
#	Digital Value SpA	180	2,146
#*Ω	doValue SpA	1,581	8,828
	Elica SpA	3,365	6,369
	Emak SpA	17,016	18,017
Ω	Enav SpA	24,013	101,737
	ERG SpA	377	8,467
*	Esprinet SpA	3,078	19,034
#*	Eurotech SpA	5,018	4,894
	Fila SpA	3,109	33,605
*	Fincantieri SpA	8,047	44,887
	FNM SpA	21,790	9,908
*	Garofalo Health Care SpA	3,478	21,544
#*	Geox SpA	8,460	4,844
	GPI SpA	785	10,260
	Hera SpA	110,093	421,168
#	IMMSI SpA	26,564	15,124
	Intercos SpA	2,918	46,821
	Iren SpA	72,748	157,559
	Italgas SpA	62,966	386,272
	Italian Sea Group SpA	1,256	10,996
	Italmobiliare SpA	1,795	54,005
	Iveco Group NV	26,294	273,242
	LU-VE SpA	909	26,844
	Maire SpA	30,902	233,238
#*††	Mariella Burani Fashion Group SpA	422	0
	MARR SpA	2,614	30,399
	MFE-MediaForEurope NV (MFEA IM), Class A	26,230	85,823
#	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	38,700
	Moltiply Group SpA	2,280	84,796
*	Newlat Food SpA	1,779	22,076
*Ω	Nexi SpA	61,370	387,907
	Orsero SpA	1,122	14,443
Ω	OVS SpA	28,187	86,520
	Pharmanutra SpA	513	30,635
#	Piaggio & C SpA	22,030	53,044
Ω	Piovan SpA	1,011	15,149
Ω	Pirelli & C SpA	38,861	212,350
Ω	RAI Way SpA	12,339	70,850
	Reply SpA	3,638	554,637
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	19,552
		Shares	Value»
ITALY — (Continued)
	Sabaf SpA	1,277	$25,777
#*	Safilo Group SpA	25,816	28,168
*	Saipem SpA	121,204	288,174
	Salvatore Ferragamo SpA	2,206	14,732
	Sanlorenzo SpA	1,680	63,258
#*	Seri Industrial SpA	3,128	10,055
	Sesa SpA	768	66,697
#	Sogefi SpA	8,720	18,406
	SOL SpA	4,883	189,387
#	Spaxs SpA	8,205	33,291
	Tamburi Investment Partners SpA	12,603	118,495
Ω	Technogym SpA	19,877	214,273
#*	Telecom Italia SpA (TIT IM)	974,256	246,783
	TXT e-solutions SpA	629	20,058
	Unipol Gruppo SpA	74,696	928,321
	Webuild SpA	44,557	126,353
#	Wiit SpA	741	16,577
#	Zignago Vetro SpA	4,325	49,341
TOTAL ITALY			13,045,046
JAPAN — (21.9%)
	&Do Holdings Co. Ltd.	600	4,105
	77 Bank Ltd.	7,100	182,780
	A&D HOLON Holdings Co. Ltd.	3,000	42,924
	Achilles Corp.	1,800	17,797
	AD Works Group Co. Ltd.	6,500	8,418
	Adastria Co. Ltd.	1,840	42,525
	ADEKA Corp.	10,300	185,818
	Ad-sol Nissin Corp.	1,200	14,175
	Adtec Plasma Technology Co. Ltd.	800	6,732
	Advan Group Co. Ltd.	3,100	19,072
#*	Adventure, Inc.	300	7,365
	Adways, Inc.	4,900	10,589
	Aeon Delight Co. Ltd.	2,100	59,650
#	Aeon Fantasy Co. Ltd.	800	13,969
	AEON Financial Service Co. Ltd.	15,200	122,393
	Aeon Hokkaido Corp.	4,800	28,251
	Aeon Kyushu Co. Ltd.	800	15,438
	AFC-HD AMS Life Science Co. Ltd.	1,400	7,653

60

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Agro-Kanesho Co. Ltd.	900	$7,740
#	Ahresty Corp.	2,700	9,698
	Ai Holdings Corp.	3,800	57,907
*	AI inside, Inc.	200	4,472
	Aica Kogyo Co. Ltd.	5,500	119,018
	Aichi Corp.	5,600	43,706
	Aichi Financial Group, Inc.	1,500	22,379
	Aichi Steel Corp.	1,500	42,286
	Aichi Tokei Denki Co. Ltd.	900	11,688
	Aida Engineering Ltd.	6,800	35,208
	Aiful Corp.	43,200	90,779
#	Ain Holdings, Inc.	2,800	92,470
	Aiphone Co. Ltd.	1,800	34,901
	Airport Facilities Co. Ltd.	3,500	13,320
	Airtech Japan Ltd.	1,000	7,789
*	Airtrip Corp.	1,800	12,163
	Aisan Industry Co. Ltd.	6,170	54,588
	AIT Corp.	1,200	13,951
	Ajis Co. Ltd.	800	13,146
	Akatsuki Corp.	3,500	9,688
	Akatsuki, Inc.	1,100	15,224
*	Akebono Brake Industry Co. Ltd.	14,000	11,019
	Akita Bank Ltd.	2,400	32,765
#	Albis Co. Ltd.	800	13,981
	Alconix Corp.	2,600	23,353
#	Alinco, Inc.	2,200	13,852
	Alleanza Holdings Co. Ltd.	1,400	9,812
	Allied Telesis Holdings KK	18,800	13,035
	Alpen Co. Ltd.	2,400	32,203
	Alpha Corp.	500	3,847
#	Alpha Systems, Inc.	500	10,461
	Alps Alpine Co. Ltd.	23,000	226,015
	Altech Corp.	2,310	41,820
	Amano Corp.	7,200	207,665
	Amiyaki Tei Co. Ltd.	900	9,799
#	Amuse, Inc.	1,600	14,228
#	Amvis Holdings, Inc.	3,800	49,329
	Anest Iwata Corp.	5,900	54,341
#*	AnGes, Inc.	12,200	3,977
	Anicom Holdings, Inc.	11,000	48,364
	Anritsu Corp.	9,400	70,791
	AOI Electronics Co. Ltd.	500	7,956
	AOKI Holdings, Inc.	5,300	41,091
		Shares	Value»
JAPAN — (Continued)
	Aoyama Trading Co. Ltd.	5,900	$50,596
	Aoyama Zaisan Networks Co. Ltd.	3,200	27,965
#	Aozora Bank Ltd.	4,400	75,857
	Arakawa Chemical Industries Ltd.	2,600	22,545
	Arata Corp.	3,600	80,823
	ARCLANDS Corp.	7,039	76,906
	Arcs Co. Ltd.	4,600	76,325
	ARE Holdings, Inc.	10,200	124,877
	Arealink Co. Ltd.	2,000	23,887
	Argo Graphics, Inc.	2,000	68,772
	Arisawa Manufacturing Co. Ltd.	4,000	36,528
	Artience Co. Ltd.	3,800	91,078
#	Artnature, Inc.	1,000	5,443
	Artner Co. Ltd.	1,400	16,160
	As One Corp.	8,000	149,607
	Asahi Co. Ltd.	1,600	16,049
	Asahi Diamond Industrial Co. Ltd.	6,600	36,692
	Asahi Kogyosha Co. Ltd.	2,400	20,017
	Asahi Net, Inc.	1,700	7,019
	Asahi Printing Co. Ltd.	1,100	6,440
	Asahi Yukizai Corp.	1,400	37,350
	Asanuma Corp.	6,500	28,198
	Asia Pile Holdings Corp.	4,100	21,484
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	46,819
	ASKUL Corp.	3,200	40,352
	Asti Corp.	400	5,001
#*	Atom Corp.	4,300	19,138
*	Atsugi Co. Ltd.	4,000	23,113
	Aucnet, Inc.	900	14,047
	Autobacs Seven Co. Ltd.	8,800	81,865
	Aval Data Corp.	1,000	19,461
	Avant Group Corp.	2,800	39,437
	Avantia Co. Ltd.	1,300	6,527
	Avex, Inc.	4,000	39,363
	Awa Bank Ltd.	4,200	66,911
	Axial Retailing, Inc.	10,400	60,662
#	Axxzia, Inc.	1,900	6,954
#	AZ-COM MARUWA Holdings, Inc.	4,900	33,064
#	AZOOM Co. Ltd.	400	15,308
	Bando Chemical Industries Ltd.	5,100	60,444

61

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Iwate Ltd.	2,000	$30,000
	Bank of Nagoya Ltd.	1,300	50,902
	Bank of Saga Ltd.	2,500	33,650
	Bank of the Ryukyus Ltd.	7,000	45,664
	Bank of Toyama Ltd.	600	5,973
	Base Co. Ltd.	600	11,576
#	Beauty Garage, Inc.	800	7,634
	Beenos, Inc.	1,100	19,944
	Belc Co. Ltd.	1,400	59,918
	Bell System24 Holdings, Inc.	4,200	36,337
	Belluna Co. Ltd.	9,800	45,640
#	Bic Camera, Inc.	8,800	97,942
	BML, Inc.	3,000	54,996
	Bookoff Group Holdings Ltd.	1,000	9,600
	Bourbon Corp.	1,100	16,849
	Br Holdings Corp.	4,900	11,102
	BrainPad, Inc.	1,500	7,908
	BRONCO BILLY Co. Ltd.	1,000	24,466
	Bull-Dog Sauce Co. Ltd.	1,300	15,216
	Bunka Shutter Co. Ltd.	5,284	63,581
#	Bushiroad, Inc.	5,400	12,039
	Business Brain Showa-Ota, Inc.	1,800	21,962
	Business Engineering Corp.	800	21,124
	BuySell Technologies Co. Ltd.	500	13,466
	C Uyemura & Co. Ltd.	1,300	90,353
	CAC Holdings Corp.	1,700	19,340
	Canon Electronics, Inc.	2,600	41,047
	Career Design Center Co. Ltd.	1,000	11,595
	Careerlink Co. Ltd.	600	9,823
#	Carenet, Inc.	2,000	8,756
	Carlit Co. Ltd.	2,600	21,613
	Casio Computer Co. Ltd.	5,000	36,445
	Cawachi Ltd.	1,800	29,827
#	Celsys, Inc.	5,600	44,365
	Central Automotive Products Ltd.	1,600	48,190
	Central Glass Co. Ltd.	3,400	77,450
	Central Security Patrols Co. Ltd.	1,400	25,530
		Shares	Value»
JAPAN — (Continued)
	Central Sports Co. Ltd.	900	$14,436
#	Ceres, Inc.	600	6,228
#	Change Holdings, Inc.	7,200	56,602
	Charm Care Corp. KK	3,100	25,242
	Chiba Kogyo Bank Ltd.	7,400	54,137
#	Chikaranomoto Holdings Co. Ltd.	1,700	12,063
	Chino Corp.	900	12,669
	Chiyoda Co. Ltd.	4,400	38,341
	Chiyoda Integre Co. Ltd.	1,900	41,836
	Chofu Seisakusho Co. Ltd.	3,306	42,445
	Chori Co. Ltd.	2,100	56,275
#	Choushimaru Co. Ltd.	1,200	12,748
	Chubu Shiryo Co. Ltd.	3,200	29,249
	Chudenko Corp.	2,500	52,403
	Chuetsu Pulp & Paper Co. Ltd.	1,400	11,323
	Chugai Ro Co. Ltd.	700	13,215
	Chugin Financial Group, Inc.	19,000	180,541
	Chugoku Electric Power Co., Inc.	1,600	11,644
	Chugoku Marine Paints Ltd.	5,200	74,275
	Chuo Spring Co. Ltd.	2,000	16,064
#	Chuo Warehouse Co. Ltd.	1,000	10,562
#	Citizen Watch Co. Ltd.	27,800	165,275
	CKD Corp.	5,600	94,264
	CK-San-Etsu Co. Ltd.	400	9,404
	Cleanup Corp.	3,800	17,940
	CMK Corp.	9,700	25,680
	Coca-Cola Bottlers Japan Holdings, Inc.	600	7,685
*	COLOPL, Inc.	8,600	29,855
#	Colowide Co. Ltd.	9,200	101,890
	Computer Engineering & Consulting Ltd.	2,200	25,914
	Computer Institute of Japan Ltd.	6,840	18,662
	Comture Corp.	2,900	43,805

62

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Copro-Holdings Co. Ltd.	1,800	$16,577
	Core Corp.	800	9,776
	Corona Corp.	2,600	15,990
	Cosel Co. Ltd.	2,800	22,518
	Cota Co. Ltd.	3,352	36,022
#*	Cover Corp.	1,400	17,434
	CRE, Inc.	2,600	20,568
	Create Restaurants Holdings, Inc.	11,900	94,798
	Create SD Holdings Co. Ltd.	3,100	60,889
	Creek & River Co. Ltd.	1,700	17,836
	Cresco Ltd.	3,600	28,843
	Cross Cat Co. Ltd.	1,200	8,589
*	CrowdWorks, Inc.	1,400	12,121
	CTI Engineering Co. Ltd.	1,400	41,346
	CTS Co. Ltd.	5,000	29,770
#	Cube System, Inc.	1,200	7,858
	Curves Holdings Co. Ltd.	7,300	38,638
#*	CYBERDYNE, Inc.	12,000	14,667
	Cyberlinks Co. Ltd.	1,300	6,299
	Cybozu, Inc.	3,300	45,310
	Dai Nippon Toryo Co. Ltd.	3,400	22,699
	Daicel Corp.	8,800	77,669
#	Daido Kogyo Co. Ltd.	900	4,674
	Daido Metal Co. Ltd.	5,500	17,804
	Daido Steel Co. Ltd.	14,100	109,180
#	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	20,568
#	Daiho Corp.	1,400	32,012
	Dai-Ichi Cutter Kogyo KK	900	8,589
	Daiichi Jitsugyo Co. Ltd.	3,000	47,120
	Daiichi Kensetsu Corp.	1,100	15,332
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	12,846
	Daiichikosho Co. Ltd.	8,200	102,464
	Daiken Medical Co. Ltd.	2,800	9,202
	Daiki Aluminium Industry Co. Ltd.	3,900	28,233
#	Daikoku Denki Co. Ltd.	1,200	26,255
		Shares	Value»
JAPAN — (Continued)
	Daikokutenbussan Co. Ltd.	800	$55,430
	Daikyonishikawa Corp.	4,200	17,506
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	61,378
	Daio Paper Corp.	9,700	54,998
	Daiseki Co. Ltd.	5,076	129,599
	Daishi Hokuetsu Financial Group, Inc.	9,200	146,063
	Daishinku Corp.	3,200	12,540
	Daisue Construction Co. Ltd.	500	5,435
	Daito Bank Ltd.	1,000	4,560
	Daito Pharmaceutical Co. Ltd.	3,295	48,148
	Daitron Co. Ltd.	1,600	29,367
	Daiwa Industries Ltd.	4,300	40,671
	Daiwabo Holdings Co. Ltd.	10,700	192,615
	DCM Holdings Co. Ltd.	12,300	115,125
#*	DD GROUP Co. Ltd.	1,100	9,885
	Dear Life Co. Ltd.	5,600	30,714
	DeNA Co. Ltd.	11,000	134,766
	Denka Co. Ltd.	10,800	152,631
	Densan System Holdings Co. Ltd.	1,300	22,442
	Dentsu Soken, Inc.	200	7,118
#	Denyo Co. Ltd.	2,000	33,122
	Dexerials Corp.	5,400	82,445
	Diamond Electric Holdings Co. Ltd.	600	2,371
	DIC Corp.	10,500	228,598
	Digital Arts, Inc.	1,100	37,438
	Digital Hearts Holdings Co. Ltd.	1,200	6,398
	Digital Holdings, Inc.	1,900	12,428
	Digital Information Technologies Corp.	800	10,590
	Dip Corp.	4,800	84,374
	DKK Co. Ltd.	1,600	20,199
	DKS Co. Ltd.	1,200	26,750
	Doshisha Co. Ltd.	2,900	41,835
	Double Standard, Inc.	600	6,308
	Doutor Nichires Holdings Co. Ltd.	4,112	60,296
	Dowa Holdings Co. Ltd.	5,600	190,261

63

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Drecom Co. Ltd.	2,400	$13,787
	DTS Corp.	4,800	124,328
	Duskin Co. Ltd.	4,400	116,591
	DyDo Group Holdings, Inc.	1,800	36,098
	Eagle Industry Co. Ltd.	4,100	54,325
#	Earth Corp.	900	30,746
	EAT&HOLDINGS Co. Ltd.	1,200	17,052
	Ebara Foods Industry, Inc.	800	15,248
	Ebara Jitsugyo Co. Ltd.	1,800	48,149
	Ebase Co. Ltd.	3,100	13,083
	Eco's Co. Ltd.	800	10,740
	EDION Corp.	10,500	121,609
	EF-ON, Inc.	2,280	5,296
	eGuarantee, Inc.	4,000	39,636
	E-Guardian, Inc.	400	4,817
	Ehime Bank Ltd.	4,800	32,583
	Eidai Co. Ltd.	3,000	4,204
	Eiken Chemical Co. Ltd.	1,100	17,804
	Eizo Corp.	4,000	58,940
	EJ Holdings, Inc.	1,200	13,429
#	Elan Corp.	3,400	19,341
	Elecom Co. Ltd.	6,500	61,277
	Elematec Corp.	2,800	43,638
	EM Systems Co. Ltd.	4,700	16,449
	en Japan, Inc.	4,100	65,299
	Endo Lighting Corp.	1,700	14,326
	Enomoto Co. Ltd.	1,000	9,370
	Enplas Corp.	1,000	44,377
	Envipro Holdings, Inc.	1,400	4,745
#*	eRex Co. Ltd.	2,800	11,463
	ES-Con Japan Ltd.	4,600	29,645
	Eslead Corp.	1,000	29,662
	ESPEC Corp.	2,400	41,828
	Eternal Hospitality Group Co. Ltd.	500	11,580
	Exedy Corp.	5,100	140,295
	EXEO Group, Inc.	19,200	196,508
	Ezaki Glico Co. Ltd.	6,500	191,505
	F&M Co. Ltd.	1,000	10,398
	FALCO HOLDINGS Co. Ltd.	1,400	21,606
	FCC Co. Ltd.	4,400	68,428
*	FDK Corp.	2,600	10,848
	Feed One Co. Ltd.	3,920	21,745
	Ferrotec Holdings Corp.	6,400	106,943
#	Fibergate, Inc.	1,100	7,202
		Shares	Value»
JAPAN — (Continued)
	FIDEA Holdings Co. Ltd.	3,050	$28,128
	Financial Partners Group Co. Ltd.	6,100	93,701
	FINDEX, Inc.	1,700	9,643
	First Bank of Toyama Ltd.	4,700	34,036
	First Juken Co. Ltd.	900	6,105
#	Fixstars Corp.	3,000	28,106
	FJ Next Holdings Co. Ltd.	3,100	22,942
	Focus Systems Corp.	1,700	11,955
	Food & Life Cos. Ltd.	12,500	246,495
	Forum Engineering, Inc.	2,400	13,708
	Foster Electric Co. Ltd.	3,400	38,042
	FP Corp.	5,300	92,852
#	FP Partner, Inc.	300	5,739
#	France Bed Holdings Co. Ltd.	3,800	31,331
*	FreakOut Holdings, Inc.	800	3,710
	Freebit Co. Ltd.	2,000	16,563
	Freund Corp.	1,700	7,827
#	F-Tech, Inc.	1,600	5,428
	FTGroup Co. Ltd.	1,100	7,888
	Fudo Tetra Corp.	1,930	26,746
	Fuji Corp. (6134 JP)	10,200	150,091
#	Fuji Corp. (7605 JP)	1,600	19,050
	Fuji Corp. Ltd.	5,200	23,810
	Fuji Kosan Co. Ltd.	900	8,440
	Fuji Kyuko Co. Ltd.	2,800	46,977
	Fuji Oil Co. Ltd.	8,300	18,256
	Fuji Oil Holdings, Inc.	5,400	116,241
#	Fuji Pharma Co. Ltd.	2,000	17,070
	Fuji Seal International, Inc.	6,000	101,893
	Fujibo Holdings, Inc.	1,500	45,972
	Fujicco Co. Ltd.	2,800	31,561
	Fujikura Composites, Inc.	4,200	33,221
	Fujikura Kasei Co. Ltd.	4,200	13,041
	Fujimi, Inc.	6,000	92,311
*	Fujio Food Group, Inc.	1,900	17,303
	Fujishoji Co. Ltd.	1,200	10,024
*	Fujita Kanko, Inc.	1,000	60,995
	Fujiya Co. Ltd.	1,700	29,642
	FuKoKu Co. Ltd.	1,200	13,789

64

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	1,000	$37,466
	Fukuda Denshi Co. Ltd.	2,400	120,877
	Fukui Bank Ltd.	2,700	31,344
	Fukui Computer Holdings, Inc.	1,900	33,502
	Fukushima Galilei Co. Ltd.	1,600	57,781
	Fukuyama Transporting Co. Ltd.	2,500	63,579
	FULLCAST Holdings Co. Ltd.	1,600	16,091
	Fumakilla Ltd.	1,500	10,452
	Funai Soken Holdings, Inc.	4,760	75,764
	Furukawa Co. Ltd.	4,100	44,527
	Furukawa Electric Co. Ltd.	8,000	196,751
	Furuno Electric Co. Ltd.	3,500	56,432
#	Furuya Metal Co. Ltd.	1,200	31,157
	Furyu Corp.	4,000	28,860
	Fuso Chemical Co. Ltd.	2,000	48,779
	Fuso Pharmaceutical Industries Ltd.	1,100	18,305
	Futaba Corp.	5,300	17,673
	Futaba Industrial Co. Ltd.	8,700	37,117
	Future Corp.	4,100	52,498
	Fuyo General Lease Co. Ltd.	1,900	134,450
	G-7 Holdings, Inc.	4,000	37,460
#*	GA Technologies Co. Ltd.	1,200	8,622
	Gakken Holdings Co. Ltd.	4,500	29,322
	Gakkyusha Co. Ltd.	1,000	12,401
	Gecoss Corp.	2,000	12,631
	Genki Global Dining Concepts Corp.	1,600	41,448
	Genky DrugStores Co. Ltd.	2,000	40,600
	Geo Holdings Corp.	2,300	22,972
#	Gift Holdings, Inc.	1,200	25,293
#*	giftee, Inc.	2,900	17,712
	Giken Ltd.	1,200	13,731
	GLOBERIDE, Inc.	2,200	28,544
	Glory Ltd.	5,400	87,585
	GLtechno Holdings, Inc.	1,300	23,409
		Shares	Value»
JAPAN — (Continued)
#	GMO Financial Gate, Inc.	600	$30,099
#	GMO Financial Holdings, Inc.	4,400	18,380
	GMO GlobalSign Holdings KK	400	7,312
	GMO internet group, Inc.	6,000	103,693
#*	GNI Group Ltd.	3,900	77,782
#	Godo Steel Ltd.	1,600	40,762
#	Goldcrest Co. Ltd.	2,590	50,481
	Goldwin, Inc.	400	20,746
*	Golf Digest Online, Inc.	1,000	2,770
	Gree, Inc.	15,100	46,032
#	Greens Co. Ltd.	1,600	15,935
	gremz, Inc.	1,700	28,911
	GS Yuasa Corp.	9,000	159,226
#	GSI Creos Corp.	1,000	13,179
	G-Tekt Corp.	3,300	33,890
#	Gun-Ei Chemical Industry Co. Ltd.	700	12,575
	GungHo Online Entertainment, Inc.	4,700	104,689
	Gunma Bank Ltd.	15,509	87,340
	Gunze Ltd.	2,200	77,277
	H.U. Group Holdings, Inc.	7,100	122,174
	H2O Retailing Corp.	12,700	169,955
	HABA Laboratories, Inc.	400	5,015
#	Hagihara Industries, Inc.	1,400	13,438
	Hagiwara Electric Holdings Co. Ltd.	1,000	22,037
	Hagoromo Foods Corp.	600	12,980
#	Hakudo Co. Ltd.	800	12,514
	Halows Co. Ltd.	1,600	44,737
	Hamakyorex Co. Ltd.	8,800	71,719
	Handsman Co. Ltd.	800	4,282
	Hanwa Co. Ltd.	4,200	139,160
	Happinet Corp.	2,100	56,118
	Hard Off Corp. Co. Ltd.	2,400	30,232
	Harima Chemicals Group, Inc.	2,500	14,259
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,255
	Hazama Ando Corp.	17,510	129,338
	Heiwa Corp.	6,200	84,665
	Heiwa Real Estate Co. Ltd.	3,200	87,894
	Heiwado Co. Ltd.	3,500	50,517

65

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Hennge KK	1,000	$7,218
	Hibiya Engineering Ltd.	2,400	54,018
	Hiday Hidaka Corp.	2,600	46,778
#	HI-LEX Corp.	3,300	33,253
*	Hino Motors Ltd.	40,700	99,922
#	Hioki EE Corp.	1,400	75,183
	Hirakawa Hewtech Corp.	1,200	12,432
	Hirano Tecseed Co. Ltd.	1,100	12,054
	Hirata Corp.	1,100	35,079
	Hirogin Holdings, Inc.	34,000	248,342
	Hiroshima Electric Railway Co. Ltd.	2,000	8,922
	Hiroshima Gas Co. Ltd.	6,100	15,263
#*	HIS Co. Ltd.	1,300	14,898
	Hisaka Works Ltd.	4,200	27,379
	Hisamitsu Pharmaceutical Co., Inc.	1,900	55,862
#	Hito Communications Holdings, Inc.	1,000	5,349
	Hochiki Corp.	1,700	23,640
	Hodogaya Chemical Co. Ltd.	800	22,579
	Hogy Medical Co. Ltd.	2,400	71,674
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	22,274
#	Hokkaido Electric Power Co., Inc.	19,500	125,443
	Hokkaido Gas Co. Ltd.	12,000	46,078
	Hokkan Holdings Ltd.	1,200	13,534
#	Hokko Chemical Industry Co. Ltd.	3,300	27,344
	Hokkoku Financial Holdings, Inc.	2,400	68,518
#	Hokuetsu Corp.	14,600	145,593
	Hokuetsu Industries Co. Ltd.	2,800	34,531
	Hokuhoku Financial Group, Inc.	15,600	163,043
	Hokuriku Electric Industry Co. Ltd.	400	3,270
	Hokuriku Electric Power Co.	18,900	131,079
#	Hokuriku Electrical Construction Co. Ltd.	1,800	13,683
		Shares	Value»
JAPAN — (Continued)
	Hokuto Corp.	2,800	$33,430
	H-One Co. Ltd.	4,000	24,190
	Honeys Holdings Co. Ltd.	2,670	29,463
	Hoosiers Holdings Co. Ltd.	5,300	35,097
	Hosiden Corp.	6,600	98,862
	Hosokawa Micron Corp.	2,000	52,284
	Hotland Co. Ltd.	1,300	19,821
	House Foods Group, Inc.	2,900	56,528
	Howa Machinery Ltd.	2,200	13,425
	HS Holdings Co. Ltd.	3,300	20,005
	Hyakugo Bank Ltd.	24,900	89,616
	Hyakujushi Bank Ltd.	3,400	56,422
	IBJ, Inc.	2,800	11,845
	Ichibanya Co. Ltd.	1,500	10,285
	Ichiken Co. Ltd.	700	11,368
	Ichikoh Industries Ltd.	8,700	25,858
	Ichimasa Kamaboko Co. Ltd.	1,100	5,282
	Ichinen Holdings Co. Ltd.	3,100	36,867
	Ichiyoshi Securities Co. Ltd.	7,100	35,634
	Icom, Inc.	1,500	28,275
	IDEA Consultants, Inc.	500	7,957
	Idec Corp.	4,000	64,481
	IDOM, Inc.	5,100	35,277
	Iino Kaiun Kaisha Ltd.	8,900	65,295
#	I'll, Inc.	1,700	34,740
	Imagica Group, Inc.	2,700	9,481
	Imasen Electric Industrial	901	3,089
	i-mobile Co. Ltd.	3,600	11,944
	Imuraya Group Co. Ltd.	1,100	17,582
	Inaba Denki Sangyo Co. Ltd.	6,400	160,524
#	Inaba Seisakusho Co. Ltd.	1,700	19,788
	Inabata & Co. Ltd.	5,800	123,398
	Inageya Co. Ltd.	700	5,288
#	I-NE Co. Ltd.	800	11,149
	Ines Corp.	3,000	30,443
	I-Net Corp.	1,600	16,086
	Infomart Corp.	10,800	25,370
	INFRONEER Holdings, Inc.	17,900	134,559
	Innotech Corp.	2,400	22,923

66

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Insource Co. Ltd.	7,200	$45,120
	Intage Holdings, Inc.	1,500	15,651
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	48,368
#	Inui Global Logistics Co. Ltd.	1,200	8,780
	I-PEX, Inc.	1,400	14,394
	IPS, Inc.	400	6,279
#	IR Japan Holdings Ltd.	1,000	5,501
	Iriso Electronics Co. Ltd.	3,200	56,865
	ISB Corp.	2,200	20,011
#	Ise Chemicals Corp.	500	64,003
	Iseki & Co. Ltd.	2,500	16,131
	Ishihara Sangyo Kaisha Ltd.	4,400	42,106
*	Istyle, Inc.	9,400	26,807
	Itfor, Inc.	3,600	32,016
	ITmedia, Inc.	1,700	17,704
	Ito En Ltd.	5,300	116,152
	Itochu Enex Co. Ltd.	5,500	57,569
	Itochu-Shokuhin Co. Ltd.	900	40,506
	Itoham Yonekyu Holdings, Inc.	3,400	85,690
	Itoki Corp.	4,500	42,837
	IwaiCosmo Holdings, Inc.	2,900	39,445
	Iwaki Co. Ltd.	1,300	24,333
	Iwatsuka Confectionery Co. Ltd.	1,000	17,012
	Iyogin Holdings, Inc.	12,100	114,865
	Izumi Co. Ltd.	3,700	78,085
	J Trust Co. Ltd.	5,148	15,198
	JAC Recruitment Co. Ltd.	9,600	46,001
	Jaccs Co. Ltd.	2,800	69,838
*	Jade Group, Inc.	1,300	14,686
	JAFCO Group Co. Ltd.	6,700	90,034
#*	Jamco Corp.	1,100	8,959
	JANOME Corp.	2,299	13,705
	Japan Aviation Electronics Industry Ltd.	4,400	81,623
#	Japan Cash Machine Co. Ltd.	1,600	9,555
#*	Japan Communications, Inc.	19,200	17,894
		Shares	Value»
JAPAN — (Continued)
	Japan Elevator Service Holdings Co. Ltd.	7,700	$147,435
#	Japan Foundation Engineering Co. Ltd.	2,900	12,500
*	Japan Hospice Holdings, Inc.	500	4,679
	Japan Investment Adviser Co. Ltd.	2,200	14,717
	Japan Lifeline Co. Ltd.	8,700	68,344
	Japan Material Co. Ltd.	8,700	103,572
	Japan Medical Dynamic Marketing, Inc.	3,570	14,564
	Japan Petroleum Exploration Co. Ltd.	16,500	124,081
	Japan Property Management Center Co. Ltd.	900	6,692
	Japan Pulp & Paper Co. Ltd.	16,000	69,920
#	Japan Pure Chemical Co. Ltd.	1,000	20,526
	Japan Securities Finance Co. Ltd.	9,300	121,335
	Japan Steel Works Ltd.	4,100	139,067
	Japan System Techniques Co. Ltd.	3,200	38,497
	Japan Transcity Corp.	5,400	32,556
	Japan Wool Textile Co. Ltd.	5,200	43,133
	JBCC Holdings, Inc.	2,000	57,684
	JCR Pharmaceuticals Co. Ltd.	5,900	26,383
	JCU Corp.	3,500	80,675
	JDC Corp.	8,000	26,992
	Jeol Ltd.	5,700	211,444
	JFE Systems, Inc.	1,100	21,711
	JGC Holdings Corp.	26,900	230,890
	Jichodo Co. Ltd.	200	12,777
#*	JIG-SAW, Inc.	800	21,759
	JINS Holdings, Inc.	1,700	69,290
	JINUSHI Co. Ltd.	1,600	21,987
	JK Holdings Co. Ltd.	2,500	16,865
	J-Lease Co. Ltd.	2,400	21,699
#	JM Holdings Co. Ltd.	1,100	21,465
	JMS Co. Ltd.	2,200	6,772

67

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Joban Kosan Co. Ltd.	1,100	$11,920
	J-Oil Mills, Inc.	2,600	35,203
	Joshin Denki Co. Ltd.	1,900	31,967
	Joyful Honda Co. Ltd.	5,800	78,475
	JP-Holdings, Inc.	6,800	31,990
	JSB Co. Ltd.	1,200	21,208
	JSP Corp.	1,900	24,288
	JTEKT Corp.	23,200	156,485
#	Juki Corp.	3,700	9,639
	Juroku Financial Group, Inc.	3,600	96,071
	Justsystems Corp.	5,000	111,797
	JVCKenwood Corp.	23,070	181,439
#	K&O Energy Group, Inc.	2,300	47,735
	Kadoya Sesame Mills, Inc.	400	9,380
	Kaga Electronics Co. Ltd.	3,600	65,359
	Kagome Co. Ltd.	6,600	130,742
	Kaken Pharmaceutical Co. Ltd.	2,700	68,993
#	Kakiyasu Honten Co. Ltd.	1,100	19,252
#	Kamakura Shinsho Ltd.	4,000	13,554
	Kameda Seika Co. Ltd.	1,800	52,376
	Kamei Corp.	3,600	46,349
	Kamigumi Co. Ltd.	6,600	137,753
	Kanaden Corp.	3,200	30,574
	Kanadevia Corp.	20,400	139,443
	Kanagawa Chuo Kotsu Co. Ltd.	800	17,160
	Kanamic Network Co. Ltd.	1,800	6,408
	Kanamoto Co. Ltd.	4,200	75,908
	Kandenko Co. Ltd.	5,800	84,875
	Kaneka Corp.	6,500	159,323
	Kaneko Seeds Co. Ltd.	1,800	16,299
	Kanematsu Corp.	9,505	144,696
#	Kanemi Co. Ltd.	500	10,425
	Kanto Denka Kogyo Co. Ltd.	3,600	22,893
*	Kaonavi, Inc.	900	13,887
#	Kappa Create Co. Ltd.	2,000	21,323
*	Kasai Kogyo Co. Ltd.	3,100	3,149
		Shares	Value»
JAPAN — (Continued)
#	Kasumigaseki Capital Co. Ltd.	300	$28,449
	Katakura Industries Co. Ltd.	2,700	35,207
	Katitas Co. Ltd.	6,500	82,414
	Kato Sangyo Co. Ltd.	2,500	67,682
	Kato Works Co. Ltd.	1,600	12,893
	Kawada Technologies, Inc.	1,800	28,066
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	23,283
#	KeePer Technical Laboratory Co. Ltd.	1,600	43,944
	Keihan Holdings Co. Ltd.	8,600	160,538
	Keihanshin Building Co. Ltd.	4,100	39,977
	Keikyu Corp.	20,900	163,640
	KEIWA, Inc.	1,600	10,713
	Keiyo Bank Ltd.	16,700	74,843
	Kenko Mayonnaise Co. Ltd.	2,000	28,508
	KeyHolder, Inc.	1,600	7,822
	KH Neochem Co. Ltd.	4,500	60,678
#	Kibun Foods, Inc.	1,500	10,840
	Kimura Chemical Plants Co. Ltd.	3,300	16,528
#	King Jim Co. Ltd.	3,000	17,012
	Kinki Sharyo Co. Ltd.	700	6,376
	Kintetsu Department Store Co. Ltd.	1,200	16,351
	Kissei Pharmaceutical Co. Ltd.	3,800	92,728
	Ki-Star Real Estate Co. Ltd.	1,100	27,918
	Kitagawa Corp.	1,600	12,725
	Kita-Nippon Bank Ltd.	1,000	16,435
	Kitano Construction Corp.	700	19,634
	Kitz Corp.	7,900	54,496
	Kiyo Bank Ltd.	7,900	92,526
#*	KLab, Inc.	9,100	10,739
*	KNT-CT Holdings Co. Ltd.	900	7,537
	Koa Corp.	4,700	31,116

68

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koatsu Gas Kogyo Co. Ltd.	3,600	$21,399
	Kobe Electric Railway Co. Ltd.	899	13,933
	Kohnan Shoji Co. Ltd.	2,700	64,023
#	Kohsoku Corp.	1,300	21,349
	Koike Sanso Kogyo Co. Ltd.	400	15,805
	Kojima Co. Ltd.	5,300	36,745
	Kokuyo Co. Ltd.	10,800	173,754
	Komatsu Matere Co. Ltd.	4,200	22,416
	Komatsu Wall Industry Co. Ltd.	2,400	23,623
	KOMEDA Holdings Co. Ltd.	5,200	98,408
#	Komehyo Holdings Co. Ltd.	800	19,821
	Komeri Co. Ltd.	4,600	99,430
	Komori Corp.	4,700	33,991
#*	Konaka Co. Ltd.	1,760	2,557
	Kondotec, Inc.	2,900	24,183
	Konica Minolta, Inc.	53,700	224,169
	Konishi Co. Ltd.	8,000	68,759
	Konoike Transport Co. Ltd.	2,900	47,424
	Konoshima Chemical Co. Ltd.	800	9,438
	Kosaido Holdings Co. Ltd.	9,500	33,114
	Koshidaka Holdings Co. Ltd.	5,700	44,712
	Kotobuki Spirits Co. Ltd.	10,400	140,428
#	Kotobukiya Co. Ltd.	600	6,123
	Kozo Keikaku Engineering Holdings, Inc.	500	13,247
	KPP Group Holdings Co. Ltd.	3,900	16,737
#	Krosaki Harima Corp.	3,200	51,270
	KRS Corp.	2,000	25,159
	K's Holdings Corp.	15,400	147,262
	KU Holdings Co. Ltd.	2,400	16,783
*	Kufu Co., Inc.	2,600	4,035
	Kumagai Gumi Co. Ltd.	4,300	99,433
#	Kumiai Chemical Industry Co. Ltd.	10,467	55,716
	Kurabo Industries Ltd.	1,800	55,331
	Kureha Corp.	6,000	110,809
		Shares	Value»
JAPAN — (Continued)
	Kurimoto Ltd.	2,000	$49,675
	Kuriyama Holdings Corp.	1,000	8,030
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	93,657
	KYB Corp.	2,000	62,831
	Kyodo Printing Co. Ltd.	900	20,046
	Kyoei Steel Ltd.	2,900	32,884
	Kyokuto Boeki Kaisha Ltd.	1,600	15,581
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	60,287
	Kyokuto Securities Co. Ltd.	2,600	21,555
	Kyokuyo Co. Ltd.	1,500	40,635
	Kyorin Pharmaceutical Co. Ltd.	4,500	44,659
	Kyoritsu Maintenance Co. Ltd.	7,800	125,227
	Kyosan Electric Manufacturing Co. Ltd.	5,000	17,584
#	Kyowa Electronic Instruments Co. Ltd.	5,600	15,460
	Kyowa Leather Cloth Co. Ltd.	900	3,767
	Kyudenko Corp.	700	25,130
	Kyushu Financial Group, Inc.	24,100	109,145
	LA Holdings Co. Ltd.	500	14,948
	LAC Co. Ltd.	2,400	11,560
	Lacto Japan Co. Ltd.	900	16,261
	LEC, Inc.	3,100	26,682
	Leopalace21 Corp.	25,200	90,995
	Life Corp.	2,300	49,974
	Lifedrink Co., Inc.	2,000	23,096
*	LIFULL Co. Ltd.	8,200	7,846
#	LIKE, Inc.	1,600	14,468
#	Linical Co. Ltd.	1,600	3,782
	Link & Motivation, Inc.	3,900	14,175
	Lintec Corp.	4,700	97,533
#	LITALICO, Inc.	2,500	17,855
	Loadstar Capital KK	1,600	24,215
	Look Holdings, Inc.	700	11,539
	Mabuchi Motor Co. Ltd.	12,400	177,438
	Macnica Holdings, Inc.	12,000	136,876
	Macromill, Inc.	5,600	29,594

69

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maeda Kosen Co. Ltd.	5,600	$64,819
	Maezawa Kasei Industries Co. Ltd.	2,100	24,903
	Maezawa Kyuso Industries Co. Ltd.	2,400	19,534
	Makino Milling Machine Co. Ltd.	2,800	105,115
#	Management Solutions Co. Ltd.	1,100	13,619
	Mandom Corp.	5,600	46,125
#	Mani, Inc.	10,000	119,310
	MarkLines Co. Ltd.	1,500	26,861
	Mars Group Holdings Corp.	1,800	37,041
	Marubun Corp.	1,900	12,768
#	Marudai Food Co. Ltd.	2,600	28,629
	Maruha Nichiro Corp.	5,853	114,797
	Maruichi Steel Tube Ltd.	7,200	155,161
	MARUKA FURUSATO Corp.	2,300	33,090
	Marusan Securities Co. Ltd.	6,200	37,728
	Maruzen CHI Holdings Co. Ltd.	400	830
	Maruzen Co. Ltd.	1,400	29,006
	Maruzen Showa Unyu Co. Ltd.	1,600	61,708
	Marvelous, Inc.	3,300	12,626
	Matching Service Japan Co. Ltd.	600	4,092
	Matsuda Sangyo Co. Ltd.	2,125	44,097
#	Matsui Construction Co. Ltd.	3,400	18,592
	Matsui Securities Co. Ltd.	16,500	88,894
#	Matsuoka Corp.	700	8,227
	Matsuya Co. Ltd.	2,500	13,611
	Matsuyafoods Holdings Co. Ltd.	800	35,460
	Max Co. Ltd.	4,000	92,260
	Maxell Ltd.	5,200	63,479
	Maxvalu Tokai Co. Ltd.	1,200	25,670
	MCJ Co. Ltd.	8,900	83,392
	MEC Co. Ltd.	2,100	49,407
	Media Do Co. Ltd.	900	7,896
#	Medical Data Vision Co. Ltd.	3,300	11,131
		Shares	Value»
JAPAN — (Continued)
	Medical System Network Co. Ltd.	2,400	$6,702
	Medikit Co. Ltd.	800	14,778
#*	Medley, Inc.	2,400	58,559
	MedPeer, Inc.	1,500	5,398
	Megachips Corp.	1,700	60,626
	Megmilk Snow Brand Co. Ltd.	5,400	93,445
	Meidensha Corp.	4,600	120,723
	Meiji Electric Industries Co. Ltd.	1,400	12,493
#	Meiji Shipping Group Co. Ltd.	1,700	7,864
	Meiko Electronics Co. Ltd.	3,400	132,886
	Meisei Industrial Co. Ltd.	5,000	42,441
	MEITEC Group Holdings, Inc.	9,100	174,386
	Meito Sangyo Co. Ltd.	1,200	14,595
	Meiwa Corp.	4,100	17,308
#	Melco Holdings, Inc.	900	14,382
	Menicon Co. Ltd.	7,200	79,223
*	Mercari, Inc.	3,300	46,164
	Mercuria Holdings Co. Ltd.	2,600	14,782
#*	MetaReal Corp.	700	3,526
	METAWATER Co. Ltd.	3,600	41,653
	Micronics Japan Co. Ltd.	3,600	89,698
	Midac Holdings Co. Ltd.	2,400	28,942
	Mie Kotsu Group Holdings, Inc.	5,900	19,513
	Mikuni Corp.	2,700	5,713
	Milbon Co. Ltd.	3,000	63,412
	MIMAKI ENGINEERING Co. Ltd.	1,900	16,741
#	Ministop Co. Ltd.	1,800	20,499
#	Mirai Industry Co. Ltd.	700	16,386
	Miraial Co. Ltd.	1,100	10,503
	Mirait One Corp.	11,100	157,879
	Mirarth Holdings, Inc.	14,600	46,922
	Miroku Jyoho Service Co. Ltd.	2,800	33,349
	Mitani Corp.	4,800	59,033
	Mitani Sangyo Co. Ltd.	3,900	8,052

70

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitani Sekisan Co. Ltd.	1,200	$49,266
	Mito Securities Co. Ltd.	10,500	32,464
	Mitsuba Corp.	5,000	28,482
	Mitsubishi Kakoki Kaisha Ltd.	1,000	23,358
	Mitsubishi Logisnext Co. Ltd.	4,000	29,746
	Mitsubishi Logistics Corp.	10,500	70,390
	Mitsubishi Materials Corp.	13,900	228,058
#	Mitsubishi Paper Mills Ltd.	6,500	20,687
	Mitsubishi Pencil Co. Ltd.	4,300	69,361
	Mitsubishi Research Institute, Inc.	1,100	30,397
	Mitsubishi Shokuhin Co. Ltd.	1,900	60,286
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	19,566
	Mitsuboshi Belting Ltd.	2,000	51,341
	Mitsui DM Sugar Holdings Co. Ltd.	1,800	38,373
#	Mitsui E&S Co. Ltd.	9,400	68,002
	Mitsui High-Tec, Inc.	10,500	55,876
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	31,467
	Mitsui Mining & Smelting Co. Ltd.	7,000	222,402
	Mitsui-Soko Holdings Co. Ltd.	2,100	97,529
	Mitsuuroko Group Holdings Co. Ltd.	4,400	49,586
	Miura Co. Ltd.	2,300	53,707
	MIXI, Inc.	4,400	81,110
	Miyaji Engineering Group, Inc.	3,600	47,026
	Miyazaki Bank Ltd.	2,000	34,652
	Miyoshi Oil & Fat Co. Ltd.	1,100	10,365
	Mizuho Leasing Co. Ltd.	15,000	98,168
	Mizuho Medy Co. Ltd.	1,200	13,038
	Mizuno Corp.	2,000	106,156
	Mochida Pharmaceutical Co. Ltd.	2,600	59,482
		Shares	Value»
JAPAN — (Continued)
	Modec, Inc.	3,200	$69,678
	Monex Group, Inc.	17,100	80,238
	Monogatari Corp.	3,600	84,665
#	MORESCO Corp.	1,100	8,735
	Morinaga & Co. Ltd.	9,400	175,824
	Morinaga Milk Industry Co. Ltd.	10,000	232,547
	Moriroku Holdings Co. Ltd.	900	13,812
	Morita Holdings Corp.	3,900	52,049
	Morito Co. Ltd.	2,600	24,281
	Morozoff Ltd.	1,500	45,525
	Mory Industries, Inc.	900	29,594
	MOS Food Services, Inc.	700	16,536
	MrMax Holdings Ltd.	4,600	20,274
	Mugen Estate Co. Ltd.	1,600	16,325
	m-up Holdings, Inc.	4,700	40,560
	Murakami Corp.	1,000	32,858
	Musashi Seimitsu Industry Co. Ltd.	5,800	75,236
	Musashino Bank Ltd.	4,100	71,513
	Nabtesco Corp.	10,400	168,581
#	NAC Co. Ltd.	2,200	8,210
	Nachi-Fujikoshi Corp.	2,600	54,575
	Nafco Co. Ltd.	2,100	28,372
	Nagano Keiki Co. Ltd.	2,100	33,557
	Nagase & Co. Ltd.	9,100	188,847
	Nagase Brothers, Inc.	900	10,756
#	Nagawa Co. Ltd.	800	35,567
	Nagoya Railroad Co. Ltd.	19,200	212,799
	Naigai Trans Line Ltd.	700	12,778
	Nakabayashi Co. Ltd.	3,300	11,193
	Nakamoto Packs Co. Ltd.	700	7,658
	Nakamuraya Co. Ltd.	600	12,581
	Nakanishi, Inc.	9,300	158,145
	Nakano Refrigerators Co. Ltd.	200	7,804
	Nakayama Steel Works Ltd.	3,500	17,255
#	Namura Shipbuilding Co. Ltd.	7,996	82,411
	Nankai Electric Railway Co. Ltd.	10,900	171,317

71

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nanto Bank Ltd.	4,000	$78,093
	Natori Co. Ltd.	1,400	19,492
	NEC Capital Solutions Ltd.	900	21,895
	NEC Networks & System Integration Corp.	1,000	21,126
	NET One Systems Co. Ltd.	9,700	235,505
	Neturen Co. Ltd.	3,800	24,748
	New Art Holdings Co. Ltd.	1,000	10,029
*	New Japan Chemical Co. Ltd.	6,200	7,684
#	Nextage Co. Ltd.	6,300	60,466
*	NexTone, Inc.	500	5,543
#	NF Holdings Corp.	600	3,474
	NHK Spring Co. Ltd.	7,589	92,888
	Nice Corp.	1,300	13,885
	Nichia Steel Works Ltd.	4,000	7,740
	Nichias Corp.	6,700	239,949
	Nichiban Co. Ltd.	1,500	19,232
	Nichicon Corp.	5,900	38,539
#	Nichiden Corp.	1,800	37,074
	Nichiha Corp.	3,300	74,526
#	Nichireki Group Co. Ltd.	3,400	53,777
	Nichirin Co. Ltd.	1,430	34,729
	Nifco, Inc.	3,697	85,886
#	Nihon Chouzai Co. Ltd.	1,400	12,796
	Nihon Dempa Kogyo Co. Ltd.	2,700	18,676
	Nihon Dengi Co. Ltd.	600	21,706
	Nihon Denkei Co. Ltd.	1,050	11,638
	Nihon Flush Co. Ltd.	3,200	18,631
#	Nihon House Holdings Co. Ltd.	5,600	11,814
	Nihon Kagaku Sangyo Co. Ltd.	1,900	17,937
	Nihon M&A Center Holdings, Inc.	40,900	177,050
	Nihon Nohyaku Co. Ltd.	6,100	26,594
	Nihon Parkerizing Co. Ltd.	11,000	92,716
	Nihon Plast Co. Ltd.	1,700	3,952
	Nihon Tokushu Toryo Co. Ltd.	1,400	10,576
	Nihon Trim Co. Ltd.	400	9,182
#	Nihon Yamamura Glass Co. Ltd.	800	8,108
		Shares	Value»
JAPAN — (Continued)
	Nikkiso Co. Ltd.	6,200	$41,672
	Nikko Co. Ltd.	4,200	19,052
	Nikkon Holdings Co. Ltd.	13,800	176,674
	Nippn Corp.	7,000	100,926
	Nippon Air Conditioning Services Co. Ltd.	4,600	30,705
	Nippon Aqua Co. Ltd.	1,700	9,121
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	29,868
	Nippon Carbide Industries Co., Inc.	1,100	11,857
	Nippon Carbon Co. Ltd.	1,200	35,183
	Nippon Chemical Industrial Co. Ltd.	1,300	22,867
#*	Nippon Chemi-Con Corp.	2,900	20,009
#	Nippon Coke & Engineering Co. Ltd.	32,300	20,188
	Nippon Concept Corp.	700	8,264
	Nippon Concrete Industries Co. Ltd.	8,400	18,028
	Nippon Denko Co. Ltd.	15,100	28,928
	Nippon Densetsu Kogyo Co. Ltd.	4,700	57,417
	Nippon Electric Glass Co. Ltd.	10,000	227,567
	Nippon Gas Co. Ltd.	11,500	157,174
	Nippon Hume Corp.	3,300	26,683
	Nippon Kayaku Co. Ltd.	25,100	198,548
	Nippon Kodoshi Corp.	400	4,808
	Nippon Light Metal Holdings Co. Ltd.	9,580	102,388
	Nippon Paper Industries Co. Ltd.	20,000	116,758
	Nippon Parking Development Co. Ltd.	23,500	34,676
	Nippon Rietec Co. Ltd.	1,500	10,203
	Nippon Road Co. Ltd.	4,000	42,664
	Nippon Seiki Co. Ltd.	5,800	45,350

72

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Seisen Co. Ltd.	1,500	$12,291
	Nippon Sharyo Ltd.	1,200	17,210
#*	Nippon Sheet Glass Co. Ltd.	12,000	29,188
	Nippon Shinyaku Co. Ltd.	5,800	155,608
	Nippon Shokubai Co. Ltd.	16,800	188,998
	Nippon Signal Co. Ltd.	7,000	42,748
	Nippon Soda Co. Ltd.	5,600	93,273
	Nippon Thompson Co. Ltd.	6,500	20,350
	Nippon Yakin Kogyo Co. Ltd.	1,660	45,660
	Nipro Corp.	17,500	161,511
	Nishikawa Rubber Co. Ltd.	1,900	24,530
	Nishimatsu Construction Co. Ltd.	3,200	107,345
	Nishimatsuya Chain Co. Ltd.	3,400	50,198
	Nishimoto Co. Ltd.	2,100	18,097
	Nishi-Nippon Financial Holdings, Inc.	15,100	162,621
	Nishi-Nippon Railroad Co. Ltd.	7,200	103,960
	Nishio Holdings Co. Ltd.	2,600	63,291
	Nissan Shatai Co. Ltd.	13,100	88,303
	Nissei ASB Machine Co. Ltd.	1,000	30,349
	Nissei Plastic Industrial Co. Ltd.	1,400	8,386
	Nissha Co. Ltd.	4,900	60,006
	Nisshin Group Holdings Co. Ltd.	5,400	17,611
	Nisshin Oillio Group Ltd.	3,100	105,352
	Nisshinbo Holdings, Inc.	17,536	111,346
	Nissin Corp.	2,200	61,534
	Nisso Holdings Co. Ltd.	2,300	12,418
	Nissui Corp.	35,600	216,249
	Nitta Corp.	2,600	62,881
	Nitta Gelatin, Inc.	2,000	11,991
		Shares	Value»
JAPAN — (Continued)
	Nittetsu Mining Co. Ltd.	1,600	$45,543
	Nitto Fuji Flour Milling Co. Ltd.	400	17,697
	Nitto Kogyo Corp.	3,700	71,465
#	Nitto Kohki Co. Ltd.	1,300	21,939
	Nitto Seiko Co. Ltd.	6,200	23,774
	Nittoc Construction Co. Ltd.	3,500	23,374
	Nittoku Co. Ltd.	1,300	14,354
	NJS Co. Ltd.	700	18,583
	Noda Corp.	800	4,442
	Noevir Holdings Co. Ltd.	1,600	53,833
	Nohmi Bosai Ltd.	2,800	55,285
	Nojima Corp.	6,700	93,966
	NOK Corp.	4,435	63,587
	Noritake Co. Ltd.	2,800	70,538
	Noritsu Koki Co. Ltd.	2,900	74,995
	Noritz Corp.	4,000	46,349
	North Pacific Bank Ltd.	32,300	83,833
#	NPC, Inc.	3,700	21,574
	NPR-RIKEN Corp.	3,314	50,881
	NS Tool Co. Ltd.	2,000	9,661
	NS United Kaiun Kaisha Ltd.	800	22,638
	NSD Co. Ltd.	8,060	174,080
	NSK Ltd.	32,600	148,647
	NSW, Inc.	1,200	23,290
	NTN Corp.	51,500	84,851
	Obara Group, Inc.	1,600	44,283
	Oenon Holdings, Inc.	5,000	13,161
	Ogaki Kyoritsu Bank Ltd.	4,200	50,098
	Ohara, Inc.	700	5,897
#	Ohashi Technica, Inc.	1,700	19,354
#	Ohba Co. Ltd.	1,400	9,243
	Ohmoto Gumi Co. Ltd.	900	12,715
	Ohsho Food Service Corp.	5,400	106,074
	Oiles Corp.	2,973	38,694
	Oita Bank Ltd.	1,600	32,480
	Okabe Co. Ltd.	4,000	20,293
	Okamoto Industries, Inc.	1,200	41,601
	Okamoto Machine Tool Works Ltd.	700	18,016
	Okamura Corp.	7,900	99,282
	Okasan Securities Group, Inc.	19,900	79,018

73

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oki Electric Industry Co. Ltd.	8,400	$54,911
	Okinawa Cellular Telephone Co.	2,500	71,121
	Okinawa Electric Power Co., Inc.	5,325	36,215
	Okinawa Financial Group, Inc.	2,860	42,092
	OKUMA Corp.	6,200	125,339
	Okumura Corp.	3,500	98,280
	Okura Industrial Co. Ltd.	1,400	24,798
	Okuwa Co. Ltd.	3,000	17,846
	Onoken Co. Ltd.	2,900	28,412
	Onward Holdings Co. Ltd.	12,700	43,366
	Ootoya Holdings Co. Ltd.	700	23,036
	Open Up Group, Inc.	7,200	94,890
	Optex Group Co. Ltd.	3,800	40,417
*	Optim Corp.	1,200	4,656
	Optorun Co. Ltd.	3,600	44,956
	Organo Corp.	3,200	149,521
	Orient Corp.	4,810	28,581
	Oriental Shiraishi Corp.	13,900	34,837
	Origin Co. Ltd.	600	4,679
	Oro Co. Ltd.	700	10,925
	Osaka Organic Chemical Industry Ltd.	1,800	34,475
#	Osaka Steel Co. Ltd.	1,500	32,193
#	OSAKA Titanium Technologies Co. Ltd.	2,800	39,256
	Osaki Electric Co. Ltd.	6,000	31,049
	OSG Corp.	10,600	125,112
	OUG Holdings, Inc.	500	8,184
	Oyo Corp.	2,700	45,000
#	Ozu Corp.	600	6,471
	Pacific Industrial Co. Ltd.	6,100	54,611
*	Pacific Metals Co. Ltd.	2,400	21,376
	Pack Corp.	1,400	34,259
	PAL GROUP Holdings Co. Ltd.	6,200	124,715
	PALTAC Corp.	2,900	78,258
	Paramount Bed Holdings Co. Ltd.	5,200	89,862
#*	Park24 Co. Ltd.	12,800	159,089
	Parker Corp.	2,400	12,036
		Shares	Value»
JAPAN — (Continued)
	Pasona Group, Inc.	2,200	$29,003
	Pegasus Co. Ltd.	2,600	7,953
	Penta-Ocean Construction Co. Ltd.	30,200	125,443
#	People Dreams & Technologies Group Co. Ltd.	900	9,676
*	PeptiDream, Inc.	9,901	181,746
#	Pharma Foods International Co. Ltd.	1,600	10,017
#	PHC Holdings Corp.	1,000	6,515
*	PIA Corp.	800	16,395
	Pickles Holdings Co. Ltd.	2,400	16,739
	Pigeon Corp.	15,000	162,692
	PILLAR Corp.	2,000	55,996
	Pilot Corp.	3,800	118,115
	Piolax, Inc.	2,300	36,451
#	Plus Alpha Consulting Co. Ltd.	3,500	48,924
	Pole To Win Holdings, Inc.	5,100	15,177
	Port, Inc.	1,800	21,850
	Premium Group Co. Ltd.	4,800	74,616
	Premium Water Holdings, Inc.	400	7,620
	Press Kogyo Co. Ltd.	9,000	32,355
	Pressance Corp.	4,100	50,755
	Prestige International, Inc.	15,500	69,290
	Prima Meat Packers Ltd.	3,000	44,153
	Procrea Holdings, Inc.	3,104	35,751
#	Pronexus, Inc.	2,300	19,522
	Pro-Ship, Inc.	900	8,782
	Proto Corp.	4,200	39,078
	PS Construction Co. Ltd.	1,110	7,103
	Punch Industry Co. Ltd.	2,600	7,426
	QB Net Holdings Co. Ltd.	1,400	9,250
	Qol Holdings Co. Ltd.	3,800	35,364
	Quick Co. Ltd.	2,200	29,016
	Raccoon Holdings, Inc.	2,900	14,260
	Raito Kogyo Co. Ltd.	4,700	68,573

74

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raiznext Corp.	4,600	$47,103
#	Raksul, Inc.	7,500	63,190
	Rakus Co. Ltd.	1,700	22,731
	Rasa Corp.	1,400	12,903
	Rasa Industries Ltd.	800	14,446
#	Relo Group, Inc.	9,600	116,778
	Renaissance, Inc.	1,600	10,812
	Rengo Co. Ltd.	25,300	153,241
#*	RENOVA, Inc.	6,700	37,966
	Resorttrust, Inc.	11,500	208,958
	Restar Corp.	2,800	48,139
	Retail Partners Co. Ltd.	3,200	27,344
	Rheon Automatic Machinery Co. Ltd.	2,000	18,587
	Ricoh Leasing Co. Ltd.	1,500	48,269
	Ride On Express Holdings Co. Ltd.	1,200	7,886
	Riken Keiki Co. Ltd.	3,000	84,995
	Riken Technos Corp.	5,600	38,110
	Riken Vitamin Co. Ltd.	2,200	38,516
#	Ringer Hut Co. Ltd.	1,800	26,798
	Rion Co. Ltd.	1,400	22,658
	Riso Kyoiku Co. Ltd.	5,580	10,284
	Rix Corp.	700	12,581
#	Rock Field Co. Ltd.	2,100	20,055
	Rokko Butter Co. Ltd.	1,700	15,820
	Roland Corp.	2,000	51,161
	Rorze Corp.	7,700	112,224
	Round One Corp.	28,400	179,743
	Royal Holdings Co. Ltd.	2,700	43,896
	RS Technologies Co. Ltd.	900	23,119
	Ryobi Ltd.	3,200	39,536
	RYODEN Corp.	2,300	36,558
#	Ryoyo Ryosan Holdings, Inc.	2,192	36,663
	S Foods, Inc.	2,300	41,987
	S&B Foods, Inc.	1,000	32,085
	Sac's Bar Holdings, Inc.	3,250	19,342
	Sagami Rubber Industries Co. Ltd.	1,000	6,731
	Saibu Gas Holdings Co. Ltd.	2,800	32,796
	Saizeriya Co. Ltd.	1,500	55,369
	Sakai Chemical Industry Co. Ltd.	2,200	39,220
		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	1,200	$18,619
	Sakai Moving Service Co. Ltd.	3,400	54,935
	Sakata INX Corp.	5,200	52,276
	Sakata Seed Corp.	1,100	25,508
#	Sakura Internet, Inc.	1,700	51,398
	Sala Corp.	7,300	40,401
#	Samco, Inc.	900	19,092
	SAMTY HOLDINGS Co. Ltd.	2,800	60,201
	San Holdings, Inc.	4,400	31,888
	San ju San Financial Group, Inc.	2,700	29,710
	San-A Co. Ltd.	5,000	93,658
	San-Ai Obbli Co. Ltd.	6,600	80,579
	Sangetsu Corp.	5,000	91,541
	San-In Godo Bank Ltd.	16,200	130,024
*	Sanken Electric Co. Ltd.	2,400	94,347
	Sanki Engineering Co. Ltd.	5,000	78,376
	Sanko Gosei Ltd.	2,900	11,496
	Sankyo Frontier Co. Ltd.	1,200	15,574
	Sankyo Seiko Co. Ltd.	4,000	15,459
	Sankyo Tateyama, Inc.	2,800	13,647
	Sankyu, Inc.	4,400	152,832
	Sanoh Industrial Co. Ltd.	5,400	25,643
	Sansei Technologies, Inc.	1,200	10,541
#	Sansha Electric Manufacturing Co. Ltd.	800	5,233
	Sanshin Electronics Co. Ltd.	2,000	26,659
	Santec Holdings Corp.	600	21,774
	Sanyo Chemical Industries Ltd.	1,600	43,395
	Sanyo Denki Co. Ltd.	1,000	58,058
	Sanyo Electric Railway Co. Ltd.	3,300	43,817
	Sanyo Shokai Ltd.	2,500	42,254
	Sanyo Special Steel Co. Ltd.	2,900	35,847
	Sanyo Trading Co. Ltd.	2,600	24,939

75

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sato Holdings Corp.	3,000	$41,831
	Sato Shoji Corp.	2,600	23,253
	Satori Electric Co. Ltd.	2,600	32,326
	Sawai Group Holdings Co. Ltd.	13,800	184,859
	SAXA, Inc.	400	6,308
#*	SBI ARUHI Corp.	1,300	6,883
#	SBI Global Asset Management Co. Ltd.	6,200	24,566
	SBI Insurance Group Co. Ltd.	1,200	7,449
	SBS Holdings, Inc.	2,300	37,784
	Scroll Corp.	4,700	29,352
	SEC Carbon Ltd.	1,000	14,883
	Seed Co. Ltd.	1,500	4,888
#	Segue Group Co. Ltd.	1,700	6,556
	Seika Corp.	1,600	40,376
	Seikagaku Corp.	5,200	29,797
	Seikitokyu Kogyo Co. Ltd.	1,400	13,644
	Seiko Group Corp.	3,300	83,180
	Seino Holdings Co. Ltd.	3,000	48,383
#	Seiren Co. Ltd.	5,100	85,816
	Sekisui Jushi Corp.	3,700	54,878
	Sekisui Kasei Co. Ltd.	3,500	8,508
#	SEMITEC Corp.	800	9,439
	Senko Group Holdings Co. Ltd.	12,500	117,516
	Senshu Electric Co. Ltd.	2,000	66,505
	Senshu Ikeda Holdings, Inc.	29,200	64,742
*	Senshukai Co. Ltd.	3,000	6,132
	SERAKU Co. Ltd.	1,100	9,523
	Seria Co. Ltd.	4,800	100,281
	Seven Bank Ltd.	65,200	137,610
#	SFP Holdings Co. Ltd.	1,400	17,870
	Shibaura Electronics Co. Ltd.	2,400	55,461
	Shibaura Machine Co. Ltd.	2,500	60,856
	Shibaura Mechatronics Corp.	1,200	82,682
	Shibusawa Warehouse Co. Ltd.	1,200	24,694
	Shibuya Corp.	2,000	48,172
		Shares	Value»
JAPAN — (Continued)
*	SHIFT, Inc.	1,200	$120,596
	Shiga Bank Ltd.	4,699	100,891
	Shikibo Ltd.	900	5,940
	Shikoku Bank Ltd.	5,400	33,056
	Shikoku Electric Power Co., Inc.	18,800	168,252
	Shikoku Kasei Holdings Corp.	4,600	61,815
	Shima Seiki Manufacturing Ltd.	3,200	23,816
#*	Shimadaya Corp.	900	8,731
#	Shimizu Bank Ltd.	2,400	22,353
#	Shimojima Co. Ltd.	1,200	10,365
	Shin Nippon Air Technologies Co. Ltd.	1,200	26,176
#	Shin Nippon Biomedical Laboratories Ltd.	3,300	26,639
	Shinagawa Refractories Co. Ltd.	4,500	52,391
	Shindengen Electric Manufacturing Co. Ltd.	1,400	21,896
	Shin-Etsu Polymer Co. Ltd.	5,000	51,699
	Shinko Shoji Co. Ltd.	4,000	25,195
	Shinmaywa Industries Ltd.	7,700	68,283
	Shinnihon Corp.	3,400	34,119
	Shinnihonseiyaku Co. Ltd.	500	5,699
	Shinsho Corp.	1,000	40,600
	Shinwa Co. Ltd. (3447 JP)	1,700	8,238
	Shinwa Co. Ltd. (7607 JP)	1,500	26,332
	Ship Healthcare Holdings, Inc.	9,600	145,980
	Shizuki Electric Co., Inc.	1,600	3,727
	Shizuoka Gas Co. Ltd.	5,100	34,208
	SHO-BOND Holdings Co. Ltd.	2,000	70,357
#	Shoei Co. Ltd.	6,000	92,075
#	Shoei Foods Corp.	600	17,344
	Showa Sangyo Co. Ltd.	2,000	37,909
	Sigma Koki Co. Ltd.	700	6,547
	SIGMAXYZ Holdings, Inc.	3,400	38,061
	Siix Corp.	3,600	26,355

76

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Simplex Holdings, Inc.	2,900	$47,030
	Sinanen Holdings Co. Ltd.	1,300	55,153
	Sinfonia Technology Co. Ltd.	3,599	121,531
	Sinko Industries Ltd.	2,400	68,579
	Sintokogio Ltd.	5,338	34,962
	SK Kaken Co. Ltd.	200	11,691
	SK-Electronics Co. Ltd.	1,300	19,951
	SKY Perfect JSAT Holdings, Inc.	20,600	117,654
#*	Smaregi, Inc.	600	11,322
	SMK Corp.	500	7,776
	SMS Co. Ltd.	7,700	86,321
	SNT Corp.	3,900	5,229
	Soda Nikka Co. Ltd.	3,100	23,398
	Sodick Co. Ltd.	5,800	29,236
	Soft99 Corp.	2,300	22,056
	Softcreate Holdings Corp.	1,800	25,506
	Software Service, Inc.	400	33,243
	Soken Chemical & Engineering Co. Ltd.	800	16,708
	Solasto Corp.	6,800	21,736
	Soliton Systems KK	1,500	12,517
	Sotetsu Holdings, Inc.	9,700	152,185
	Sotoh Co. Ltd.	600	2,502
	Space Co. Ltd.	4,280	32,044
	Sparx Group Co. Ltd.	2,360	21,249
	SPK Corp.	1,000	13,357
	S-Pool, Inc.	7,500	17,788
	Sprix, Inc.	1,600	8,245
	SRA Holdings	1,000	27,893
*	SRE Holdings Corp.	1,600	39,862
	SRS Holdings Co. Ltd.	2,500	18,903
#	ST Corp.	2,100	20,416
	St. Care Holding Corp.	2,600	12,625
	St. Marc Holdings Co. Ltd.	1,700	25,866
	Star Mica Holdings Co. Ltd.	3,600	15,073
	Star Micronics Co. Ltd.	5,000	64,046
	Starts Corp., Inc.	3,800	87,535
	Starzen Co. Ltd.	2,000	38,775
	Stella Chemifa Corp.	1,500	44,371
		Shares	Value»
JAPAN — (Continued)
	Step Co. Ltd.	1,500	$19,879
	Strike Co. Ltd.	900	21,885
#	Studio Alice Co. Ltd.	1,100	14,761
	Subaru Enterprise Co. Ltd.	1,000	20,881
	Sugimoto & Co. Ltd.	3,000	27,047
	Sumida Corp.	3,300	20,294
#	Suminoe Textile Co. Ltd.	900	12,100
	Sumitomo Bakelite Co. Ltd.	3,300	86,178
	Sumitomo Densetsu Co. Ltd.	2,200	70,656
	Sumitomo Mitsui Construction Co. Ltd.	21,592	54,881
	Sumitomo Osaka Cement Co. Ltd.	4,000	98,565
	Sumitomo Riko Co. Ltd.	5,000	50,911
	Sumitomo Seika Chemicals Co. Ltd.	900	29,881
	Sumitomo Warehouse Co. Ltd.	7,300	127,733
	Sun Frontier Fudousan Co. Ltd.	3,700	43,926
	Suncall Corp.	1,500	3,903
	Sun-Wa Technos Corp.	1,500	21,177
#	SUNWELS Co. Ltd.	1,500	17,698
	Suruga Bank Ltd.	20,500	146,007
#	Suzuden Corp.	1,100	12,845
	Suzuken Co. Ltd.	1,800	58,849
	Suzuki Co. Ltd.	1,400	17,256
	SWCC Corp.	4,300	150,798
	System Research Co. Ltd.	1,200	11,284
	System Support, Inc.	1,000	11,963
	Systena Corp.	34,600	82,178
	Syuppin Co. Ltd.	1,800	12,378
	T Hasegawa Co. Ltd.	3,100	67,270
	T RAD Co. Ltd.	1,100	23,930
	Tachibana Eletech Co. Ltd.	2,500	41,265
	Tachikawa Corp.	2,700	23,274
	Tachi-S Co. Ltd.	4,300	49,645
	Tadano Ltd.	13,200	84,028
	Taihei Dengyo Kaisha Ltd.	2,000	67,253
	Taiheiyo Cement Corp.	3,700	80,606
	Taiho Kogyo Co. Ltd.	1,900	7,580

77

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taikisha Ltd.	2,600	$82,707
	Taiko Bank Ltd.	1,100	9,704
	Taisei Lamick Co. Ltd.	800	13,532
	Taiyo Holdings Co. Ltd.	3,500	92,393
	Taiyo Yuden Co. Ltd.	6,100	106,687
	Takamatsu Construction Group Co. Ltd.	2,100	40,680
	Takamiya Co. Ltd.	1,700	4,922
	Takaoka Toko Co. Ltd.	1,200	15,295
	Takara & Co. Ltd.	1,500	26,337
	Takara Bio, Inc.	5,600	37,318
	Takara Holdings, Inc.	18,700	146,989
	Takara Standard Co. Ltd.	4,000	43,442
	Takasago International Corp.	2,100	71,233
	Takasago Thermal Engineering Co. Ltd.	3,500	112,242
	Takashimaya Co. Ltd.	7,000	55,423
	Takasho Co. Ltd.	1,700	5,390
#	Takatori Corp.	400	6,243
	Take & Give Needs Co. Ltd.	1,300	7,440
	TAKEBISHI Corp.	1,400	19,064
	Takeuchi Manufacturing Co. Ltd.	3,400	105,956
#	Taki Chemical Co. Ltd.	500	12,098
	Takuma Co. Ltd.	7,800	81,385
	Tama Home Co. Ltd.	1,900	47,908
	Tamron Co. Ltd.	4,000	112,565
	Tamura Corp.	11,000	39,856
#	Tanaka Chemical Corp.	1,600	7,485
	Tanseisha Co. Ltd.	5,900	31,150
	Taoka Chemical Co. Ltd.	1,000	6,197
	Tayca Corp.	1,900	20,346
	Tazmo Co. Ltd.	1,200	28,527
#	Tbk Co. Ltd.	2,800	5,059
	TDC Soft, Inc.	5,200	42,016
	TechMatrix Corp.	5,200	75,477
	Techno Horizon Co. Ltd.	1,400	3,320
	Techno Medica Co. Ltd.	700	8,286
	Techno Ryowa Ltd.	1,500	22,271
		Shares	Value»
JAPAN — (Continued)
	Techno Smart Corp.	700	$7,741
	TechnoPro Holdings, Inc.	8,900	158,851
	Tecnos Japan, Inc.	2,900	12,197
	Teijin Ltd.	19,000	170,131
	Teikoku Electric Manufacturing Co. Ltd.	2,300	42,596
#	Teikoku Sen-I Co. Ltd.	2,900	52,894
	Teikoku Tsushin Kogyo Co. Ltd.	800	14,143
	Tekken Corp.	1,800	28,159
	Temairazu, Inc.	400	8,397
	Tenma Corp.	2,000	38,258
#	Tenpos Holdings Co. Ltd.	700	14,776
	Tera Probe, Inc.	500	10,398
	Terasaki Electric Co. Ltd.	700	10,727
#	TESEC Corp.	700	6,987
	Tess Holdings Co. Ltd.	6,500	11,940
#	T-Gaia Corp.	2,100	36,505
	THK Co. Ltd.	8,300	137,028
	Tigers Polymer Corp.	1,400	6,629
	TKC Corp.	2,400	62,237
#*	TKP Corp.	1,600	12,827
	Toa Corp. (1885 JP)	9,600	61,801
	Toa Corp. (6809 JP)	2,600	16,549
	TOA ROAD Corp.	3,000	24,753
	Toagosei Co. Ltd.	12,300	125,490
	TOBISHIMA HOLDINGS, Inc.	3,420	33,942
	TOC Co. Ltd.	6,100	24,307
	Tocalo Co. Ltd.	8,200	95,387
	Tochigi Bank Ltd.	12,300	20,799
	Toda Corp.	25,600	154,948
#*	Toda Kogyo Corp.	200	2,251
	Toei Co. Ltd.	1,500	48,042
	Toenec Corp.	7,000	43,569
	Toho Bank Ltd.	31,300	53,696
	Toho Co. Ltd. (8142 JP)	900	15,920
	Toho Gas Co. Ltd.	2,800	70,024
#	Toho Holdings Co. Ltd.	2,500	74,414
#	Toho Titanium Co. Ltd.	4,500	29,755
*	Toho Zinc Co. Ltd.	2,700	17,108
	Tohoku Bank Ltd.	800	5,553
#	Tohokushinsha Film Corp.	5,400	21,484

78

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokai Carbon Co. Ltd.	25,500	$143,933
	Tokai Corp.	2,500	35,613
	TOKAI Holdings Corp.	10,700	65,634
	Tokai Rika Co. Ltd.	6,900	97,555
	Tokai Tokyo Financial Holdings, Inc.	25,100	76,856
	Token Corp.	880	61,713
	Tokushu Tokai Paper Co. Ltd.	919	22,580
	Tokuyama Corp.	6,900	120,805
	Tokyo Base Co. Ltd.	2,400	3,882
	Tokyo Electron Device Ltd.	2,400	53,114
#	Tokyo Energy & Systems, Inc.	4,100	30,365
	Tokyo Individualized Educational Institute, Inc.	3,700	9,702
#	Tokyo Keiki, Inc.	800	15,543
	Tokyo Kiraboshi Financial Group, Inc.	3,024	81,344
	Tokyo Rope Manufacturing Co. Ltd.	600	4,422
	Tokyo Sangyo Co. Ltd.	2,700	12,215
	Tokyo Seimitsu Co. Ltd.	1,952	105,036
	Tokyo Steel Manufacturing Co. Ltd.	6,600	65,616
#	Tokyo Tekko Co. Ltd.	1,500	52,741
#	Tokyo Theatres Co., Inc.	600	4,270
#	Tokyotokeiba Co. Ltd.	1,800	49,044
	Tokyu Construction Co. Ltd.	10,400	47,004
	Toli Corp.	6,000	16,175
	Tomato Bank Ltd.	900	6,508
	Tomen Devices Corp.	400	16,250
	Tomoe Corp.	3,500	19,487
#	Tomoe Engineering Co. Ltd.	1,000	24,590
	Tomoku Co. Ltd.	1,500	22,721
	TOMONY Holdings, Inc.	25,600	66,286
	Tomy Co. Ltd.	8,717	230,118
	Tonami Holdings Co. Ltd.	800	30,750
		Shares	Value»
JAPAN — (Continued)
	Topcon Corp.	13,400	$136,034
	Topre Corp.	4,300	49,532
	Topy Industries Ltd.	1,600	20,276
	Torex Semiconductor Ltd.	1,100	11,038
#	Toridoll Holdings Corp.	4,600	118,245
	Torigoe Co. Ltd.	2,500	10,997
	Torii Pharmaceutical Co. Ltd.	1,600	43,283
	Torishima Pump Manufacturing Co. Ltd.	2,000	36,240
	Tosei Corp.	4,200	65,322
	Toshiba TEC Corp.	3,200	72,773
	Tosho Co. Ltd.	2,800	12,378
	Totech Corp.	3,600	61,677
	Totetsu Kogyo Co. Ltd.	3,100	66,780
#	Tottori Bank Ltd.	600	4,808
#	Toukei Computer Co. Ltd.	1,000	30,620
	Tow Co. Ltd.	4,500	9,429
	Towa Bank Ltd.	7,700	29,037
#	Towa Corp.	7,200	92,187
	Towa Pharmaceutical Co. Ltd.	3,000	61,481
	Toyo Construction Co. Ltd.	10,400	88,982
	Toyo Corp.	3,000	30,914
	Toyo Denki Seizo KK	1,000	7,151
	Toyo Engineering Corp.	3,400	16,502
#	Toyo Gosei Co. Ltd.	600	27,972
	Toyo Kanetsu KK	1,200	35,041
	Toyo Machinery & Metal Co. Ltd.	2,600	10,339
#	Toyo Securities Co. Ltd.	12,000	40,322
	Toyo Tanso Co. Ltd.	1,900	65,266
	Toyo Tire Corp.	14,600	207,143
	Toyobo Co. Ltd.	20,000	127,503
	Toyoda Gosei Co. Ltd.	8,500	144,418
	Toyota Boshoku Corp.	8,300	110,799
	TPR Co. Ltd.	3,300	49,677
	Trancom Co. Ltd.	1,000	67,513
#	Transaction Co. Ltd.	2,400	38,848
	Transcosmos, Inc.	3,300	72,035
	TRE Holdings Corp.	6,356	74,545
	Treasure Factory Co. Ltd.	1,400	12,271
	Trenders, Inc.	1,600	9,397

79

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	5,200	$76,812
	TRYT, Inc.	4,700	11,493
	TS Tech Co. Ltd.	11,800	133,434
	TSI Holdings Co. Ltd.	8,125	47,575
	Tsubaki Nakashima Co. Ltd.	9,000	40,544
	Tsubakimoto Chain Co.	10,500	132,206
#	Tsubakimoto Kogyo Co. Ltd.	1,200	14,831
	Tsuburaya Fields Holdings, Inc.	4,100	54,829
	Tsugami Corp.	5,000	46,316
	Tsukada Global Holdings, Inc.	1,900	4,897
	Tsukishima Holdings Co. Ltd.	4,000	35,897
	Tsukuba Bank Ltd.	5,500	8,064
	Tsumura & Co.	7,800	254,937
	Tsurumi Manufacturing Co. Ltd.	2,000	55,845
	Tsutsumi Jewelry Co. Ltd.	800	11,092
	TV Asahi Holdings Corp.	3,400	44,253
	Tv Tokyo Holdings Corp.	1,500	33,584
	UACJ Corp.	4,203	138,354
	UBE Corp.	12,100	199,027
	Ubicom Holdings, Inc.	800	6,968
	Uchida Yoko Co. Ltd.	1,200	51,250
	ULS Group, Inc.	300	10,598
#	Ultrafabrics Holdings Co. Ltd.	600	3,229
	Ulvac, Inc.	2,400	112,218
	U-Next Holdings Co. Ltd.	2,200	70,179
	Unipres Corp.	5,500	39,977
	United Arrows Ltd.	2,700	38,467
#	United Super Markets Holdings, Inc.	6,300	34,499
#	UNITED, Inc.	2,400	11,916
*	Unitika Ltd.	10,400	19,888
#	Universal Entertainment Corp.	3,800	32,369
	User Local, Inc.	600	7,232
	Ushio, Inc.	11,800	162,439
	UT Group Co. Ltd.	4,300	72,960
		Shares	Value»
JAPAN — (Continued)
	V Technology Co. Ltd.	1,500	$23,530
	Valor Holdings Co. Ltd.	4,800	66,137
	Valqua Ltd.	1,500	32,180
#	Value HR Co. Ltd.	1,400	15,816
	ValueCommerce Co. Ltd.	2,300	16,401
*	V-Cube, Inc.	1,000	1,562
	Vector, Inc.	3,300	20,521
	Vertex Corp.	1,800	23,919
	Vision, Inc.	5,000	34,389
#*	Visional, Inc.	1,600	85,615
	Vital KSK Holdings, Inc.	5,900	49,397
	VT Holdings Co. Ltd.	7,400	22,727
	Wacoal Holdings Corp.	4,400	136,987
	Wakachiku Construction Co. Ltd.	1,700	39,534
	Wakita & Co. Ltd.	3,700	38,137
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	33,675
	Watahan & Co. Ltd.	2,000	21,159
	WATAMI Co. Ltd.	1,100	7,685
	WDB Holdings Co. Ltd.	1,100	12,341
	WDI Corp.	600	12,193
	Weathernews, Inc.	700	27,593
	Wellneo Sugar Co. Ltd.	2,100	30,678
	Wellnet Corp.	2,300	11,942
	West Holdings Corp.	3,408	50,713
	Will Group, Inc.	1,500	9,629
*	WingArc1st, Inc.	2,600	55,387
	Wood One Co. Ltd.	600	2,926
	World Co. Ltd.	2,800	35,149
	World Holdings Co. Ltd.	1,000	12,482
	Wowow, Inc.	800	5,314
#*	W-Scope Corp.	7,000	16,256
	Xebio Holdings Co. Ltd.	4,700	35,527
	Yahagi Construction Co. Ltd.	4,200	41,470
	YAKUODO Holdings Co. Ltd.	1,200	16,690
	YAMABIKO Corp.	3,960	64,334
	YAMADA Consulting Group Co. Ltd.	1,900	26,140
	Yamae Group Holdings Co. Ltd.	1,100	14,054
	Yamagata Bank Ltd.	3,600	22,729

80

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaguchi Financial Group, Inc.	8,236	$80,645
	Yamaichi Electronics Co. Ltd.	3,100	51,790
	Yamanashi Chuo Bank Ltd.	4,600	49,047
	Yamatane Corp.	1,000	21,433
	Yamato Corp.	1,400	8,542
	Yamaura Corp.	1,300	10,105
	Yamaya Corp.	1,000	18,810
	Yamazen Corp.	6,600	57,330
	Yaoko Co. Ltd.	600	36,473
	Yashima Denki Co. Ltd.	2,600	29,223
#	Yasuda Logistics Corp.	2,000	21,448
	Yellow Hat Ltd.	4,500	73,345
	Yodogawa Steel Works Ltd.	2,400	84,817
	Yokogawa Bridge Holdings Corp.	4,000	72,994
	Yokorei Co. Ltd.	6,700	40,525
	Yokowo Co. Ltd.	2,300	22,939
	Yomeishu Seizo Co. Ltd.	1,000	16,098
	Yondenko Corp.	2,520	20,990
	Yondoshi Holdings, Inc.	2,300	27,792
	Yonex Co. Ltd.	7,400	92,597
#	Yorozu Corp.	2,000	15,392
*	Yoshimura Food Holdings KK	1,500	13,544
	Yoshinoya Holdings Co. Ltd.	8,200	166,996
#	Yotai Refractories Co. Ltd.	3,000	32,686
	Yuasa Trading Co. Ltd.	2,000	60,805
	Yukiguni Maitake Co. Ltd.	2,100	14,411
	Yurtec Corp.	6,100	58,905
	Yushin Precision Equipment Co. Ltd.	1,200	5,221
	Yushiro Chemical Industry Co. Ltd.	1,000	10,240
	Zacros Corp.	1,400	39,487
	Zenitaka Corp.	400	8,848
	Zenkoku Hosho Co. Ltd.	288	10,407
	Zenrin Co. Ltd.	3,800	20,116
	Zeon Corp.	17,500	162,935
		Shares	Value»
JAPAN — (Continued)
	ZERIA Pharmaceutical Co. Ltd.	3,400	$51,911
	ZIGExN Co. Ltd.	10,600	39,969
#	Zojirushi Corp.	3,300	34,525
#	Zuiko Corp.	2,800	25,009
TOTAL JAPAN			69,020,394
NETHERLANDS — (1.9%)
	Aalberts NV	11,759	424,327
	Acomo NV	2,505	47,443
#*Ω	Alfen NV	2,289	30,696
	Allfunds Group PLC	6,947	42,492
#	AMG Critical Materials NV	3,379	57,645
	Aperam SA	6,050	164,668
	Arcadis NV	9,292	643,413
#*	Avantium NV	4,187	10,905
Ω	B&S Group SARL	5,301	26,781
*Ω	Basic-Fit NV	4,834	119,696
	BE Semiconductor Industries NV	1,429	152,112
#	Brunel International NV	2,645	25,590
	Corbion NV	7,289	182,757
Ω	CTP NV	8,663	144,918
#	Flow Traders Ltd.	4,148	94,907
	ForFarmers NV	4,983	17,783
	Fugro NV	21,119	485,602
	IMCD NV	4,358	692,883
*	InPost SA	7,740	150,993
	JDE Peet's NV	2,367	53,439
#	Kendrion NV	2,383	28,149
	Koninklijke BAM Groep NV	51,690	238,570
	Koninklijke Heijmans NV, CVA	3,425	92,169
	Koninklijke Vopak NV	8,061	371,601
	Nedap NV	608	36,423
	OCI NV	8,961	109,101
#*	Pharming Group NV	79,550	66,551
#	PostNL NV	37,605	45,229
	Randstad NV	6,836	315,190
	SBM Offshore NV	15,980	292,510
*	SIF Holding NV	631	9,453
Ω	Signify NV	14,744	361,002
#	Sligro Food Group NV	3,086	38,516
	TKH Group NV, CVA	5,041	205,115
#*	TomTom NV	7,909	43,199
	Van Lanschot Kempen NV, CVA	4,197	191,837
TOTAL NETHERLANDS			6,013,665

81

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	$47,695
	Arvida Group Ltd.	48,553	49,334
	Briscoe Group Ltd.	4,326	13,240
#	Channel Infrastructure NZ Ltd.	33,823	35,711
	Chorus Ltd. (CNU NZ)	4,677	24,463
	Delegat Group Ltd.	3,242	9,991
*	Fletcher Building Ltd. (FBU NZ)	60,538	107,645
	Freightways Group Ltd.	12,736	79,843
	Genesis Energy Ltd.	47,844	60,983
*	Gentrack Group Ltd.	6,405	38,290
	Hallenstein Glasson Holdings Ltd.	5,327	24,010
#	Heartland Group Holdings Ltd.	87,409	53,090
	Investore Property Ltd.	32,043	23,562
*	KMD Brands Ltd.	57,266	14,953
	Manawa Energy Ltd.	4,827	15,851
	NZME Ltd. (NZM AU)	14,069	9,034
	NZX Ltd.	26,482	21,423
*	Oceania Healthcare Ltd.	61,685	28,690
*	Pacific Edge Ltd.	48,944	4,244
*	PGG Wrightson Ltd.	1,057	1,124
*	Rakon Ltd.	8,385	3,563
#*	Restaurant Brands New Zealand Ltd.	2,935	5,989
	Sanford Ltd.	8,585	19,496
	Scales Corp. Ltd.	8,503	20,354
*	Serko Ltd.	3,777	7,877
	Skellerup Holdings Ltd.	13,671	40,064
	SKY Network Television Ltd.	12,046	19,714
	SKYCITY Entertainment Group Ltd.	47,456	38,852
	Steel & Tube Holdings Ltd.	31,557	17,150
	Summerset Group Holdings Ltd.	16,401	121,112
#	Tourism Holdings Ltd.	14,010	16,094
#	TOWER Ltd.	35,693	28,718
#	Turners Automotive Group Ltd.	4,856	13,107
*	Vista Group International Ltd.	26,411	45,310
		Shares	Value»
NEW ZEALAND — (Continued)
#	Warehouse Group Ltd.	13,502	$8,304
TOTAL NEW ZEALAND			1,068,880
NORWAY — (0.8%)
	2020 Bulkers Ltd.	1,664	19,945
	ABG Sundal Collier Holding ASA	48,103	30,026
	AF Gruppen ASA	2,925	34,958
*	Akastor ASA	20,811	24,414
	AMSC ASA	10,667	27,814
*	ArcticZymes Technologies ASA	4,800	7,732
	Atea ASA	9,153	117,616
	Austevoll Seafood ASA	630	5,468
#Ω	Avance Gas Holding Ltd.	3,411	32,123
#*	Axactor ASA	25,001	8,431
	B2 Impact ASA	23,892	20,744
	Belships ASA	7,600	12,271
*	BEWi ASA	6,546	15,325
#*	Bluenord ASA	2,137	104,191
	Bonheur ASA	2,161	54,471
	Borr Drilling Ltd.	12,646	52,987
	Bouvet ASA	10,437	64,316
	BW Offshore Ltd.	10,768	29,261
*	Cloudberry Clean Energy ASA	22,324	24,567
*Ω	Crayon Group Holding ASA	6,066	60,079
	DNO ASA	55,702	54,589
*	DOF Group ASA	9,078	72,483
*Ω	Elkem ASA	32,694	53,450
Ω	Elmera Group ASA	17,422	53,481
	Elopak ASA	20,567	83,653
Ω	Europris ASA	16,921	104,410
*	FLEX LNG Ltd. (FLNG US)	3,156	77,322
*	Gentoo Media, Inc.	7,082	16,090
#	Grieg Seafood ASA	5,477	33,182
*	Hexagon Composites ASA	17,331	68,201
*	Hexagon Purus ASA	5,948	3,737
Ω	Kid ASA	5,116	70,410
	Kitron ASA	23,107	65,693
Ω	Klaveness Combination Carriers ASA	3,243	25,083
*	Kongsberg Automotive ASA	96,264	12,299
*	LINK Mobility Group Holding ASA	33,260	79,999
	Medistim ASA	1,105	16,063

82

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Morrow Bank ASA	13,215	$7,977
	MPC Container Ships ASA	38,116	75,125
Ω	Multiconsult ASA	1,536	26,769
*	Napatech AS	2,111	5,442
	Norbit ASA	2,867	24,731
*	Nordic Mining ASA	10,260	24,215
Ω	Norske Skog ASA	7,831	16,125
#*	Northern Ocean Ltd.	15,527	10,404
#*	Norwegian Air Shuttle ASA	69,005	66,918
#*	Nykode Therapeutics ASA	15,821	6,685
	Odfjell Drilling Ltd.	14,732	67,865
	Odfjell SE, Class A	2,813	31,961
	Odfjell Technology Ltd.	1,620	7,381
*	OKEA ASA	3,071	6,400
Ω	Okeanis Eco Tankers Corp.	2,062	54,645
*	Otello Corp. ASA	4,092	2,918
	Panoro Energy ASA	7,326	17,783
	Pareto Bank ASA	2,935	17,308
	Pexip Holding ASA	6,590	25,635
*	PhotoCure ASA	3,580	16,889
	Rana Gruber ASA	3,575	25,712
#*	REC Silicon ASA	35,228	25,397
	Rogaland Sparebank	1,135	12,428
*	SATS ASA	6,868	13,461
*Ω	Scatec ASA	13,436	97,897
*	Sea1 offshore, Inc.	8,468	21,140
	Selvaag Bolig ASA	5,226	15,620
#*Ω	Shelf Drilling Ltd.	13,484	18,672
	Sparebank 1 Oestlandet	2,663	38,112
	Sparebanken More	3,895	31,450
	Veidekke ASA	8,719	99,607
*Ω	XXL ASA	610	2,842
#*	Zaptec ASA	6,598	6,568
TOTAL NORWAY			2,558,966
PORTUGAL — (0.5%)
	Altri SGPS SA	13,025	70,437
	Banco Comercial Portugues SA, Class R	1,695,840	855,462
	Corticeira Amorim SGPS SA	5,127	46,816
	CTT-Correios de Portugal SA	11,368	52,891
	Ibersol SGPS SA	3,299	26,350
#	Mota-Engil SGPS SA	12,914	36,006
	Navigator Co. SA	31,787	122,610
		Shares	Value»
PORTUGAL — (Continued)
	NOS SGPS SA	33,682	$128,845
	REN - Redes Energeticas Nacionais SGPS SA	53,792	134,334
	Semapa-Sociedade de Investimento e Gestao	917	14,772
	Sonae SGPS SA	109,133	107,845
TOTAL PORTUGAL			1,596,368
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	18,382	17,922
	Aztech Global Ltd.	18,500	10,456
	Boustead Singapore Ltd.	42,092	32,763
	Bukit Sembawang Estates Ltd.	15,900	43,515
	Capitaland India Trust	99,814	82,216
	China Aviation Oil Singapore Corp. Ltd.	27,800	19,113
	China Sunsine Chemical Holdings Ltd.	43,800	15,125
	Chuan Hup Holdings Ltd.	87,000	11,553
	ComfortDelGro Corp. Ltd.	201,300	223,268
*	COSCO Shipping International Singapore Co. Ltd.	175,500	18,250
*	Creative Technology Ltd.	2,650	2,404
	CSE Global Ltd.	42,823	13,880
*	Del Monte Pacific Ltd.	39,100	2,613
	Delfi Ltd.	32,000	21,135
	DFI Retail Group Holdings Ltd.	14,100	33,460
	Dyna-Mac Holdings Ltd.	45,600	22,551
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	0
	Far East Orchard Ltd.	11,554	9,028
	First Resources Ltd.	60,300	66,404
	Food Empire Holdings Ltd.	26,500	20,433
	Fraser & Neave Ltd.	24,800	25,102
	Frencken Group Ltd.	23,200	20,164
*	Fu Yu Corp. Ltd.	62,300	6,231

83

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Geo Energy Resources Ltd.	62,900	$12,839
	Golden Agri-Resources Ltd.	641,300	140,765
	GuocoLand Ltd.	41,300	49,384
	Haw Par Corp. Ltd.	10,000	81,036
	Ho Bee Land Ltd.	24,900	36,604
	Hong Fok Corp. Ltd.	54,120	34,405
	Hong Leong Asia Ltd.	16,000	10,589
	Hong Leong Finance Ltd.	28,500	52,635
	Hotel Grand Central Ltd.	44,475	24,182
	Hour Glass Ltd.	15,200	17,913
	Hutchison Port Holdings Trust	544,100	85,234
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	64,497
	Indofood Agri Resources Ltd.	28,000	6,780
	Keppel Infrastructure Trust	359,185	118,807
	Mandarin Oriental International Ltd.	29,400	51,818
	Metro Holdings Ltd.	51,300	18,482
	Micro-Mechanics Holdings Ltd.	5,200	6,707
*††	Midas Holdings Ltd.	114,000	0
	Nanofilm Technologies International Ltd.	23,000	14,094
	Netlink NBN Trust	252,800	170,943
*	Oceanus Group Ltd.	837,300	4,515
	Olam Group Ltd.	34,700	27,991
	OUE Ltd.	32,900	25,815
*	Oxley Holdings Ltd.	85,599	5,153
	Propnex Ltd.	24,200	14,294
	QAF Ltd.	16,600	10,494
*	Raffles Education Ltd.	63,960	2,085
	Raffles Medical Group Ltd.	85,287	56,763
	Riverstone Holdings Ltd.	50,900	34,848
	SBS Transit Ltd.	8,500	15,900
	Sheng Siong Group Ltd.	66,800	80,304
	SIA Engineering Co. Ltd.	22,600	41,314
	Sinarmas Land Ltd.	108,000	25,135
	Singapore Land Group Ltd.	16,800	22,482
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Post Ltd.	134,500	$55,216
	Stamford Land Corp. Ltd.	40,485	11,325
	StarHub Ltd.	68,000	61,329
	Straits Trading Co. Ltd.	16,749	18,190
*††	Swiber Holdings Ltd.	17,249	0
	Thomson Medical Group Ltd.	346,900	12,610
	Tuan Sing Holdings Ltd.	51,564	9,686
	UMS Integration Ltd.	44,262	33,936
	UOB-Kay Hian Holdings Ltd.	46,445	55,213
	Valuetronics Holdings Ltd.	29,800	14,064
	Venture Corp. Ltd.	22,700	227,677
	Vicom Ltd.	8,800	8,863
	Wing Tai Holdings Ltd.	50,670	51,322
	Yeo Hiap Seng Ltd.	2,538	1,098
TOTAL SINGAPORE			2,642,922
SPAIN — (2.5%)
	Acciona SA	1,987	254,992
	Acerinox SA	18,875	172,953
Ω	Aedas Homes SA	1,812	51,734
	Almirall SA	11,779	115,038
#*	Amper SA	209,940	25,872
	Atresmedia Corp. de Medios de Comunicacion SA	14,163	67,156
*	Audax Renovables SA	22,690	43,242
	Azkoyen SA	2,184	14,966
	Banco de Sabadell SA	591,420	1,153,496
	Bankinter SA	84,414	688,684
	CIE Automotive SA	4,868	130,626
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	80,107
	Corp. ACCIONA Energias Renovables SA	2,740	56,722
*	Distribuidora Internacional de Alimentacion SA	2,246,218	30,600
	Ebro Foods SA	7,810	139,502
*	eDreams ODIGEO SA	4,621	32,613
	Elecnor SA	6,341	141,639
	Enagas SA	30,879	438,028

84

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Ence Energia y Celulosa SA	13,122	$41,044
	Ercros SA	14,096	55,666
	Faes Farma SA	40,443	155,331
	Fluidra SA	9,216	249,097
Ω	Gestamp Automocion SA	17,887	52,530
Ω	Global Dominion Access SA	11,493	32,585
#*	Grenergy Renovables SA	1,360	48,210
*	Grifols SA	22,700	254,813
	Grupo Catalana Occidente SA	5,499	225,448
	Grupo Empresarial San Jose SA	2,273	11,233
	Iberpapel Gestion SA (IBG SM)	982	20,028
	Indra Sistemas SA	19,135	337,340
	Laboratorio Reig Jofre SA	1,760	5,498
	Laboratorios Farmaceuticos Rovi SA	3,905	331,730
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	64,274
	Logista Integral SA	7,624	233,581
	Mapfre SA	98,862	282,608
	Melia Hotels International SA	13,608	101,287
	Miquel y Costas & Miquel SA	3,439	45,808
Ω	Neinor Homes SA	4,984	81,803
#*	Obrascon Huarte Lain SA	24,285	7,303
*	Oryzon Genomics SA	3,260	5,831
	Pharma Mar SA	1,382	106,451
	Prim SA	846	9,035
*	Promotora de Informaciones SA, Class A	21,413	8,021
Ω	Prosegur Cash SA	36,936	21,594
	Realia Business SA	40,885	42,868
	Redeia Corp. SA	3,631	67,230
	Sacyr SA	56,485	188,096
*	Solaria Energia y Medio Ambiente SA	8,193	85,937
#*	Soltec Power Holdings SA	2,859	4,970
*Ω	Talgo SA	10,483	39,781
		Shares	Value»
SPAIN — (Continued)
*	Tecnicas Reunidas SA	6,383	$77,203
#	Tubacex SA	17,770	62,209
Ω	Unicaja Banco SA	190,238	239,149
	Vidrala SA	2,949	318,876
	Viscofan SA	5,094	340,669
	Vocento SA	10,365	7,540
TOTAL SPAIN			7,900,647
SWEDEN — (2.9%)
Ω	AcadeMedia AB	11,393	70,083
	AddLife AB, Class B	13,777	175,077
	Addnode Group AB	14,839	148,877
	AFRY AB	9,708	146,071
Ω	Alimak Group AB	9,300	106,603
	Alleima AB	20,812	127,176
	Alligo AB, Class B	3,336	39,483
Ω	Ambea AB	15,686	134,423
*	Annehem Fastigheter AB, Class B	4,374	7,491
	AQ Group AB	8,425	106,641
	Arise AB	2,664	10,233
	Arjo AB, Class B	28,363	93,549
Ω	Attendo AB	17,080	76,091
	Balco Group AB	780	3,252
	Beijer Alma AB	5,922	95,412
	Bergman & Beving AB	5,203	146,489
	Betsson AB, Class B	15,760	209,860
#*	Better Collective AS	5,192	68,226
*	BHG Group AB	34,784	58,188
	Bilia AB, Class A	9,569	112,818
	Billerud Aktiebolag	12,603	111,903
	BioGaia AB, Class B	1,790	17,746
*	BioInvent International AB	7,181	29,390
*	Bonava AB, Class B	29,853	26,085
*Ω	Boozt AB	4,035	45,115
Ω	Bravida Holding AB	2,300	17,075
	BTS Group AB, Class B	760	21,173
	Bufab AB	3,329	119,451
	Bulten AB	1,365	8,883
	Bure Equity AB	3,040	108,881
	Byggmax Group AB	8,034	33,702
	Catella AB	6,126	17,255
	Catena AB	1,184	54,273
#*	Catena Media PLC	8,350	4,184
*	Cavotec SA	3,590	6,097
	Cellavision AB	1,836	40,143
#	Cibus Nordic Real Estate AB publ	6,346	102,477
#*	Cint Group AB	9,045	10,832
	Clas Ohlson AB, Class B	7,761	128,543

85

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Cloetta AB, Class B	35,878	$90,195
Ω	Coor Service Management Holding AB	11,573	40,694
	Corem Property Group AB (COREB SS), Class B	58,479	39,493
	Corem Property Group AB (CORED SS), Class D	1,514	35,740
	CTT Systems AB	1,396	31,634
	Dios Fastigheter AB	7,839	58,469
Ω	Dometic Group AB	28,317	153,773
*Ω	Dustin Group AB	35,752	25,421
*	Dynavox Group AB	5,872	34,039
	Eastnine AB	12,380	53,207
	Elanders AB, Class B	2,467	22,537
	Electrolux Professional AB, Class B	22,887	157,780
	Elekta AB, Class B	9,154	55,144
*Ω	Eltel AB	2,122	1,472
*	Enea AB	2,398	22,857
#	Eolus Vind AB, Class B	1,951	8,567
	Ependion AB	3,083	29,910
	Ework Group AB	1,140	15,071
	Fagerhult Group AB	9,325	52,643
	Fasadgruppen Group AB	1,014	4,734
*	Fastighets AB Trianon	3,524	7,356
*	Fastighetsbolaget Emilshus AB, Class B	530	2,208
#	FastPartner AB (FPARA SS), Class A	6,212	41,411
	Fenix Outdoor International AG	523	29,377
*	Ferronordic AB	734	3,969
	FormPipe Software AB	2,655	6,315
	G5 Entertainment AB	858	7,469
#	GARO AB	263	501
*	GiG Software PLC, SDR	7,082	2,991
	Granges AB	13,482	159,291
*Ω	Green Landscaping Group AB	965	7,049
#	Hanza AB	4,490	29,283
	Heba Fastighets AB, Class B	11,429	35,172
		Shares	Value»
SWEDEN — (Continued)
	HMS Networks AB	3,262	$121,371
*Ω	Hoist Finance AB	7,538	67,276
*	Humana AB	3,640	12,985
	Instalco AB	18,294	55,752
*	International Petroleum Corp. (IPCO CN)	614	6,990
*	International Petroleum Corp. (IPCO SS)	10,960	124,217
	INVISIO AB	2,567	64,909
	Inwido AB	6,754	122,589
	ITAB Shop Concept AB	6,810	16,606
	JM AB	7,100	120,327
*	John Mattson Fastighetsforetagen AB	2,266	13,988
	Kabe Group AB, Class B	409	12,261
*	Karnov Group AB	13,267	99,462
#*	K-fast Holding AB	9,722	20,020
	KNOW IT AB	4,178	52,636
	Lime Technologies AB	1,571	48,416
	Lindab International AB	12,632	264,826
	Loomis AB	6,507	203,859
*	Maha Energy AB	6,730	3,852
*	Medcap AB	2,076	106,125
	Medicover AB, Class B	885	15,265
	MEKO AB	6,042	81,260
*	Midsona AB, Class B	2,500	2,231
*	Modern Times Group MTG AB, Class B	17,794	126,945
	Momentum Group AB	4,931	83,271
	NCAB Group AB	16,504	101,769
	NCC AB, Class B	12,373	184,168
	Nederman Holding AB	2,831	60,261
*	Net Insight AB, Class B	41,507	30,757
	New Wave Group AB, Class B	11,290	120,003
	Nilorngruppen AB, Class B	954	6,225
*	Nobia AB	59,716	28,052
	Nolato AB, Class B	22,976	120,701
	Nordic Paper Holding AB	3,379	15,730
	Nordic Waterproofing Holding AB	3,649	59,433

86

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Norion Bank AB	8,935	$34,842
*	Note AB	1,939	24,959
	NP3 Fastigheter AB	4,244	98,974
	Nyfosa AB	21,543	217,934
	OEM International AB, Class B	8,880	103,793
#*	Orron Energy AB	27,733	18,610
*	Ovzon AB	2,036	2,342
	Peab AB, Class B	19,948	152,054
	Platzer Fastigheter Holding AB, Class B	6,591	55,772
*	Pricer AB, Class B	41,621	47,050
	Proact IT Group AB	2,325	29,802
#	Probi AB	193	5,039
	Ratos AB, Class B	24,460	78,176
	RaySearch Laboratories AB	4,293	61,208
	Rejlers AB	1,542	22,076
	Rottneros AB	8,130	7,457
	Rvrc Holding AB	10,525	45,846
	Scandi Standard AB	5,934	45,251
*Ω	Scandic Hotels Group AB	29,182	188,564
*	Sdiptech AB, Class B	3,524	79,575
*	Sedana Medical AB	9,395	10,368
*Ω	Sinch AB	68,782	205,402
	SinterCast AB	685	7,391
	SkiStar AB	4,670	71,918
	Solid Forsakring AB	1,512	12,225
*	Stendorren Fastigheter AB	2,374	44,313
*	Stillfront Group AB	50,717	35,279
	Storskogen Group AB, Class B	132,352	109,869
	Synsam AB	4,750	21,577
	Systemair AB	12,291	94,014
	Tethys Oil AB	4,178	22,275
*	TF Bank AB	509	14,989
#*	Tobii AB	20,318	3,840
	Troax Group AB	4,185	85,045
#	Truecaller AB, Class B	21,395	95,747
	VBG Group AB, Class B	4,057	117,576
#*	Viaplay Group AB	47,184	3,631
	Vitec Software Group AB, Class B	3,155	137,515
	Vitrolife AB	1,110	24,694
	Volati AB	1,959	18,150
	XANO Industri AB, Class B	1,571	9,964
		Shares	Value»
SWEDEN — (Continued)
*	XSpray Pharma AB	2,122	$11,943
TOTAL SWEDEN			9,156,610
SWITZERLAND — (7.5%)
	Accelleron Industries AG (ACLN SW)	12,678	679,761
	Adecco Group AG	21,275	665,518
	Allreal Holding AG	2,145	381,658
	ALSO Holding AG	1,049	279,000
*	Aluflexpack AG	525	9,134
*	ams-OSRAM AG	3,973	38,514
	APG SGA SA	211	48,170
*	Arbonia AG	6,387	89,922
*	Aryzta AG	151,969	268,752
	Ascom Holding AG	5,945	33,108
	Autoneum Holding AG	491	65,791
	Avolta AG	7,501	298,228
	Baloise Holding AG	4,367	835,753
	Banque Cantonale de Geneve	373	110,323
	Banque Cantonale Vaudoise	1,443	143,791
	Barry Callebaut AG	148	259,575
	Belimo Holding AG	1,399	926,743
	Bell Food Group AG	344	105,466
	Bellevue Group AG	1,225	20,800
	Berner Kantonalbank AG	606	163,339
	BKW AG	403	70,807
	Bossard Holding AG, Class A	869	208,795
	Bucher Industries AG	956	372,342
	Burckhardt Compression Holding AG	467	343,329
	Burkhalter Holding AG	204	20,959
	Bystronic AG	206	78,659
	Calida Holding AG	60	1,809
	Carlo Gavazzi Holding AG	62	14,851
	Cembra Money Bank AG	4,341	390,922
*	Cicor Technologies Ltd.	259	15,727
	Cie Financiere Tradition SA	350	61,239
	Clariant AG	26,539	368,828
	Coltene Holding AG	597	36,937
	COSMO Pharmaceuticals NV	1,722	133,294

87

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	CPH Group AG	351	$28,290
	Daetwyler Holding AG	1,030	173,478
	DKSH Holding AG	4,476	319,766
#*	DocMorris AG	1,751	68,835
	dormakaba Holding AG	353	269,174
	EFG International AG	17,150	234,363
	Emmi AG	291	276,581
#	Feintool International Holding AG	549	10,353
	Flughafen Zurich AG	2,650	624,718
	Forbo Holding AG	111	109,126
	Fundamenta Real Estate AG	3,625	66,669
Ω	Galenica AG	6,980	607,486
*	GAM Holding AG	11,357	1,682
	Georg Fischer AG	11,602	841,839
	Glarner Kantonalbank	419	10,330
	Gurit Holding AG, Class BR	550	12,080
	Helvetia Holding AG	4,948	835,772
	Hiag Immobilien Holding AG	563	53,655
	Huber & Suhner AG	2,430	229,990
	Hypothekarbank Lenzburg AG	9	42,077
	Implenia AG	2,143	75,747
*	Ina Invest AG	498	11,438
	Inficon Holding AG	366	438,524
	Interroll Holding AG	83	218,272
	Intershop Holding AG	820	115,342
	Investis Holding SA	420	53,520
	IVF Hartmann Holding AG	61	10,089
	Jungfraubahn Holding AG	792	150,915
	Kardex Holding AG	936	285,536
	Komax Holding AG	457	58,100
#*	Kudelski SA	6,965	11,365
	Landis & Gyr Group AG	2,688	216,531
	LEM Holding SA	81	107,994
	Liechtensteinische Landesbank AG	1,746	142,547
	Luzerner Kantonalbank AG	2,543	187,931
Ω	Medacta Group SA	1,084	144,164
Ω	Medmix AG	2,297	26,364
	Meier Tobler Group AG	348	11,532
		Shares	Value»
SWITZERLAND — (Continued)
	Metall Zug AG, Class B	32	$44,688
	Mikron Holding AG	1,746	30,321
	Mobilezone Holding AG	5,769	92,039
	Mobimo Holding AG	1,015	314,520
*Ω	Montana Aerospace AG	1,982	35,007
	Naturenergie Holding AG	1,617	67,603
	Novavest Real Estate AG	789	31,155
	OC Oerlikon Corp. AG Pfaffikon	20,076	91,925
*	Orascom Development Holding AG	1,611	7,065
	Orell Fuessli AG	108	9,635
	Orior AG	896	44,534
#*	Peach Property Group AG	1,088	10,333
	Phoenix Mecano AG	95	48,547
	Plazza AG, Class A	145	54,889
*Ω	PolyPeptide Group AG	317	10,576
	PSP Swiss Property AG	6,211	882,023
	Rieter Holding AG	369	39,066
	Romande Energie Holding SA	1,575	84,435
	Schweiter Technologies AG	122	55,718
	SFS Group AG	2,453	350,997
	Siegfried Holding AG	570	744,559
	SIG Group AG	15,545	335,464
	SKAN Group AG	1,231	110,117
	Softwareone Holding AG	9,344	84,431
	St. Galler Kantonalbank AG	393	191,638
	Stadler Rail AG	4,427	126,486
	Sulzer AG	2,945	454,012
	Swiss Prime Site AG	9,061	982,952
	Swissquote Group Holding SA	2,225	756,878
	Tecan Group AG	667	168,532
	Temenos AG	8,453	585,498
	Thurgauer Kantonalbank	118	17,079
	TX Group AG	513	88,057
	u-blox Holding AG	806	61,683
	Valiant Holding AG	2,513	292,880
	Varia U.S. Properties AG	834	31,140

88

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vaudoise Assurances Holding SA	160	$85,313
	Vetropack Holding AG	1,753	58,113
	Vontobel Holding AG	4,050	263,662
	VP Bank AG, Class A	427	36,037
	VZ Holding AG	2,147	346,451
*	V-ZUG Holding AG	260	16,317
	Walliser Kantonalbank	485	63,452
	Warteck Invest AG	35	70,164
	Ypsomed Holding AG	719	318,905
	Zehnder Group AG	1,161	64,836
	Zug Estates Holding AG, Class B	41	89,948
	Zuger Kantonalbank	19	181,085
TOTAL SWITZERLAND			23,554,784
UNITED KINGDOM — (12.6%)
	4imprint Group PLC	3,540	233,182
	abrdn PLC	158,796	270,534
*	Accesso Technology Group PLC	3,718	24,551
	Advanced Medical Solutions Group PLC	19,397	56,984
	AG Barr PLC	14,305	115,127
Ω	Airtel Africa PLC	62,768	82,484
	AJ Bell PLC	41,248	236,925
Ω	Alfa Financial Software Holdings PLC	12,585	34,695
*	Alliance Pharma PLC	67,755	39,306
	Anglo-Eastern Plantations PLC	3,206	27,488
*	AO World PLC	29,565	41,284
	Ashmore Group PLC	60,983	166,788
	Ashtead Technology Holdings PLC	9,541	67,714
#*	ASOS PLC	3,183	14,608
#*Ω	Aston Martin Lagonda Global Holdings PLC	10,867	16,031
	Atalaya Mining PLC	8,373	39,633
*	Auction Technology Group PLC	7,425	43,119
	Avon Technologies PLC	3,404	53,978
	Babcock International Group PLC	86,601	527,635
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Bakkavor Group PLC	31,521	$61,120
	Balfour Beatty PLC	86,396	493,775
	Bank of Georgia Group PLC	6,114	328,736
	Barratt Redrow PLC	5,191	29,908
	Beazley PLC	74,129	722,629
	Begbies Traynor Group PLC	14,548	17,351
	Bellway PLC	19,886	726,212
	Berkeley Group Holdings PLC	356	20,315
	Bloomsbury Publishing PLC	14,973	130,861
	Bodycote PLC	22,425	159,286
#*	boohoo Group PLC	115,749	44,053
	Breedon Group PLC	29,120	165,206
Ω	Bridgepoint Group PLC	37,146	150,268
	Britvic PLC	33,153	547,048
	Brooks Macdonald Group PLC	1,728	37,536
	Burford Capital Ltd.	44,746	602,447
	Bytes Technology Group PLC (BYIT LN)	37,978	221,165
	C&C Group PLC	46,348	87,983
*	Capita PLC	243,631	59,352
	Capital Ltd.	18,600	20,779
	Capricorn Energy PLC	15,872	43,477
	Card Factory PLC	36,595	39,779
	Carr's Group PLC	9,024	12,644
	Castings PLC	4,744	16,616
	Centamin PLC	165,211	338,944
	Central Asia Metals PLC	23,942	54,065
	Chemring Group PLC	35,709	164,713
	Chesnara PLC	25,220	82,086
	Clarkson PLC	4,093	186,212
*	Close Brothers Group PLC	31,423	92,581
Ω	CMC Markets PLC	20,029	78,955
	Coats Group PLC	226,657	278,150
	Cohort PLC	1,455	16,654
	Computacenter PLC	10,177	286,355
Ω	ConvaTec Group PLC	24,222	66,815
	Costain Group PLC	36,358	49,068
	Cranswick PLC	7,370	482,807
	Crest Nicholson Holdings PLC	39,673	86,538
*	Currys PLC	128,950	137,330

89

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	CVS Group PLC	9,671	$118,665
*	De La Rue PLC	36,358	46,260
	DFS Furniture PLC	28,727	48,768
*	Dialight PLC	1,573	2,797
	Direct Line Insurance Group PLC	143,281	302,970
	DiscoverIE Group PLC	13,083	111,731
	Diversified Energy Co. PLC (DEC LN)	5,748	69,401
	Domino's Pizza Group PLC	48,509	188,293
	dotdigital group PLC	39,655	45,596
	Dowlais Group PLC	22,228	14,070
	Dr. Martens PLC	59,425	41,888
	Drax Group PLC	56,007	451,140
	Dunelm Group PLC	13,915	199,396
	easyJet PLC	28,834	190,007
	Ecora Resources PLC	27,228	21,873
*	EKF Diagnostics Holdings PLC	40,219	14,510
	Elementis PLC	93,313	161,105
	Energean PLC	15,023	193,826
*	EnQuest PLC	368,832	58,273
	Epwin Group PLC	39	53
	Essentra PLC	41,569	79,728
	FDM Group Holdings PLC	12,308	56,084
	Firstgroup PLC	130,935	225,447
Ω	Forterra PLC	26,491	65,625
	Foxtons Group PLC	63,052	47,850
*	Frasers Group PLC	19,915	196,951
	Fresnillo PLC	11,998	114,169
*	Frontier Developments PLC	2,549	8,691
	Fuller Smith & Turner PLC, Class A	5,788	53,044
*	Fund Technologies PLC	1,867	41,996
*Ω	Funding Circle Holdings PLC	18,764	31,649
	Future PLC	9,643	109,182
	Galliford Try Holdings PLC	19,567	97,849
	Games Workshop Group PLC	4,534	700,858
	Gamma Communications PLC	10,921	223,120
	GB Group PLC	26,873	117,848
*	Genel Energy PLC	20,214	20,558
		Shares	Value»
UNITED KINGDOM — (Continued)
	Genuit Group PLC	52,378	$316,680
	Genus PLC	1,759	47,545
*	Georgia Capital PLC	6,426	84,048
	Gooch & Housego PLC	2,118	13,032
	Goodwin PLC	172	15,305
	Grafton Group PLC, CDI	30,552	395,173
	Grainger PLC	102,954	302,508
*	Greencore Group PLC	85,198	229,123
	Greggs PLC	13,228	468,989
	Gulf Keystone Petroleum Ltd.	47,620	79,301
*	Gulf Marine Services PLC	6,061	1,351
*Ω	Gym Group PLC	22,995	45,715
	H&T Group PLC	4,686	22,372
	Halfords Group PLC	37,620	81,038
	Harbour Energy PLC	69,956	248,909
	Hargreaves Lansdown PLC	21,048	295,384
	Hargreaves Services PLC	1,423	10,044
	Harworth Group PLC	15,645	35,855
	Hays PLC	269,849	269,066
	Headlam Group PLC	13,204	22,276
	Helical PLC	12,073	31,076
*	Helios Towers PLC	104,030	141,899
	Henry Boot PLC	13,323	39,132
	Hikma Pharmaceuticals PLC	12,483	298,965
	Hill & Smith PLC	13,237	346,213
	Hilton Food Group PLC	9,754	113,156
	Hiscox Ltd.	34,829	484,274
*	Hochschild Mining PLC	61,252	180,911
	Hollywood Bowl Group PLC	23,602	99,226
*Ω	Hostelworld Group PLC	3,800	6,232
	Howden Joinery Group PLC	932	10,140
	Hunting PLC	21,793	84,196
	I3 Energy PLC	110,305	18,181
Ω	Ibstock PLC	46,814	121,258
	IDOX PLC	36,392	28,126
	IG Group Holdings PLC	40,370	467,107
	IMI PLC	13,389	285,176

90

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Impax Asset Management Group PLC	12,259	$55,695
	Inchcape PLC	47,249	437,015
*	Indivior PLC	7,472	66,276
	IntegraFin Holdings PLC	41,048	193,829
*	International Distribution Services PLC	82,471	358,867
	International Personal Finance PLC	52,018	89,391
	International Workplace Group PLC	116,707	241,205
	iomart Group PLC	16,597	18,464
*	IP Group PLC	112,572	66,901
#*	IQE PLC	135,213	20,812
	ITV PLC	412,974	393,279
*	J D Wetherspoon PLC	15,639	124,051
*	James Fisher & Sons PLC	6,723	29,466
	James Halstead PLC	42,326	106,402
	JET2 PLC	18,252	339,222
*	John Wood Group PLC	95,305	155,735
	Johnson Matthey PLC	12,882	247,885
	Johnson Service Group PLC	68,407	131,791
	Jupiter Fund Management PLC	65,869	68,632
*Ω	Just Eat Takeaway.com NV (JET LN)	15,520	177,360
	Just Group PLC	152,125	262,415
	Kainos Group PLC	8,664	83,919
	Keller Group PLC	11,585	242,818
	Kier Group PLC	96,324	178,217
	Kitwave Group PLC	3,322	13,600
	Knights Group Holdings PLC	5,278	8,477
	Lancashire Holdings Ltd.	35,221	285,737
	Learning Technologies Group PLC	40,396	47,054
	Liontrust Asset Management PLC	9,051	56,773
	London Investment Group PLC	2,089	10,296
	LSL Property Services PLC	11,392	44,325
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Luceco PLC	8,203	$14,017
	M&C Saatchi PLC	3,423	9,082
	M&G PLC	27,912	69,927
	Macfarlane Group PLC	19,165	27,644
	Man Group PLC	163,904	419,462
	Marks & Spencer Group PLC	35,315	171,345
	Marshalls PLC	15,662	68,472
*	Marston's PLC	82,294	40,585
*	McBride PLC	30,429	43,457
	Me Group International PLC	40,883	112,156
	Mears Group PLC	23,027	101,000
#*	Metro Bank Holdings PLC	24,939	25,187
	Midwich Group PLC	8,466	30,925
*	Mitchells & Butlers PLC	54,429	175,991
	Mitie Group PLC	182,589	273,908
	MJ Gleeson PLC	5,541	43,342
*	Mobico Group PLC	102,728	91,902
	MONY Group PLC	72,167	174,778
*	Moonpig Group PLC	43,083	139,320
	Morgan Advanced Materials PLC	39,964	123,962
	Morgan Sindall Group PLC	6,870	331,910
	Mortgage Advice Bureau Holdings Ltd.	4,749	48,387
	Mountview Estates PLC	77	9,017
	MP Evans Group PLC	4,286	50,968
*	N Brown Group PLC	29,795	15,070
	NCC Group PLC	43,338	86,238
	Next 15 Group PLC	11,726	60,951
*	Nexxen International Ltd. (NEXN LN)	6,705	26,249
*	Nexxen International Ltd. (NEXN US), ADR	2,139	16,898
	Ninety One PLC	44,960	96,249
	Norcros PLC	7,961	28,096
*	Ocado Group PLC	29,349	132,193
Ω	On the Beach Group PLC	18,670	34,866
	OSB Group PLC	57,929	262,220
	Oxford Instruments PLC	7,482	209,155
	Pagegroup PLC	38,658	178,288
	Pan African Resources PLC	353,909	164,888

91

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Paragon Banking Group PLC	33,407	$293,551
	PayPoint PLC	10,366	102,827
	Pennon Group PLC	34,413	241,289
	Persimmon PLC	21,571	408,798
*	Petra Diamonds Ltd.	11,907	5,473
	Pets at Home Group PLC	62,931	240,192
	Pharos Energy PLC	20,801	5,843
*	Phoenix Spree Deutschland Ltd.	8,962	21,009
	Pinewood Technologies Group PLC	8,938	38,228
*	Playtech PLC	40,093	375,219
	Plus500 Ltd.	11,173	336,988
	Polar Capital Holdings PLC	10,376	63,808
	Porvair PLC	3,538	30,632
	PPHE Hotel Group Ltd.	2,621	42,380
	Premier Foods PLC	100,223	242,551
*	PureTech Health PLC (PRTC LN)	28,808	56,864
	PZ Cussons PLC	28,095	29,314
	QinetiQ Group PLC	70,252	414,697
Ω	Quilter PLC	153,973	286,381
*	Rank Group PLC	24,101	27,226
	Rathbones Group PLC	5,396	116,005
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	58,931
	Record PLC	11,865	9,387
	Renew Holdings PLC	9,219	130,042
	Renewi PLC	9,334	73,126
*	Renold PLC	21,061	13,922
	RHI Magnesita NV	1,686	69,813
	Ricardo PLC	9,245	49,821
	Rightmove PLC	1,751	13,333
*	RM PLC	8,839	9,019
	Robert Walters PLC	6,706	32,336
	Rotork PLC	131,010	508,399
	RS Group PLC	37,664	337,670
	RWS Holdings PLC	19,833	37,917
	S&U PLC	1,186	25,667
#*	S4 Capital PLC	37,994	18,275
Ω	Sabre Insurance Group PLC	36,053	63,343
*	Saga PLC	10,855	15,696
*††	Savannah Energy PLC	107,834	15,295
	Savills PLC	18,326	254,006
	Senior PLC	59,262	100,374
		Shares	Value»
UNITED KINGDOM — (Continued)
	Serco Group PLC	147,642	$333,599
	Serica Energy PLC	30,512	56,202
	Severfield PLC	28,520	31,518
*	SIG PLC	100,181	29,667
*	Sigmaroc PLC	62,392	62,784
	Sirius Real Estate Ltd.	9,382	10,865
	Smiths News PLC	41,443	30,396
	Softcat PLC	16,254	356,347
*	SolGold PLC	101,626	10,955
	Spectris PLC	6,690	217,820
	Speedy Hire PLC	89,137	37,996
Ω	Spire Healthcare Group PLC	38,601	107,137
*	Spirent Communications PLC	77,961	168,608
	SSP Group PLC	103,612	215,215
	St. James's Place PLC	27,737	290,978
	SThree PLC	17,971	81,831
	Strix Group PLC	17,224	13,800
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	9,063
*	Synthomer PLC	14,770	34,150
	Tate & Lyle PLC	52,039	502,197
	TBC Bank Group PLC	6,538	231,849
	Team Internet Group PLC	15,173	25,547
	Telecom Plus PLC	8,571	185,592
*	THG PLC	65,620	39,583
Ω	TI Fluid Systems PLC	46,244	101,708
	Topps Tiles PLC	21,096	11,500
	TP ICAP Group PLC	133,276	387,664
*Ω	Trainline PLC	11,449	56,886
	Travis Perkins PLC	33,001	343,620
	Treatt PLC	1,767	11,463
*	Tribal Group PLC	5,915	3,717
	Trifast PLC	13,605	14,461
	TT Electronics PLC	37,226	38,096
*	Tullow Oil PLC	230,899	70,384
	Ultimate Products PLC	4,833	8,842
	Vanquis Banking Group PLC	33,877	19,735
	Vertu Motors PLC	37,928	33,064
	Vesuvius PLC	33,003	151,734
*	Victoria PLC	1,594	2,045
	Victrex PLC	10,081	110,792
*	Videndum PLC	9,739	35,394
*	Vistry Group PLC	59,431	698,420
	Volex PLC	16,946	71,464

92

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Volution Group PLC	27,412	$204,542
	Vp PLC	3,850	29,186
*Ω	Watches of Switzerland Group PLC	28,683	150,789
*	Watkin Jones PLC	29,876	10,029
	WH Smith PLC	17,076	290,926
	Wickes Group PLC	43,591	90,295
	Wilmington PLC	6,879	35,367
*	Xaar PLC	10,372	11,465
	XPS Pensions Group PLC	13,945	64,924
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,702	42,047
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	23,567
	Zigup PLC	33,311	151,894
	Zotefoams PLC	3,070	14,249
TOTAL UNITED KINGDOM			39,495,767
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	3,025	19,541
*	Alcoa Corp., CDI	5,545	218,677
TOTAL UNITED STATES			238,218
TOTAL COMMON STOCKS			304,233,444
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 4.050%	1,245	60,541
	Einhell Germany AG, 1.469%	762	55,017
	FUCHS SE, 2.601%	9,860	460,186
	Jungheinrich AG, 2.998%	6,075	166,288
	Sixt SE, 6.877%	2,482	155,201
	STO SE & Co. KGaA, 4.132%	368	48,815
	Villeroy & Boch AG, 6.344%	1,074	19,207
TOTAL GERMANY			965,255
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	12,909	$114
*††	Calidus Resources Ltd. Warrants 11/15/2026	4,548	63
*	Galan Lithium Ltd. Warrants 07/24/2025	1,997	0
*	Panoramic Resources Ltd. Warrants	42,577	196
TOTAL AUSTRALIA			373
ITALY — (0.0%)
*	Cir Dir Opz Az Ord Su Az Ord Rights 11/08/2024	101,937	0
*	Elica Dir Opz Az Ord Su Az Rights 11/29/2024	3,365	0
*	Reply SpA Rights 11/28/2024	3,638	0
*	Sesa SpA Rights 11/28/2024	768	0
#*	Webuild SpA Warrants 08/02/2030	1,925	0
SWITZERLAND — (0.0%)
*	GAM Holding AG Rights 11/13/2024	11,357	1,391
TOTAL RIGHTS/WARRANTS			1,764
TOTAL INVESTMENT SECURITIES (Cost $292,988,035)			305,200,463

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	827,185	9,567,216
TOTAL INVESTMENTS — (100.0%)
(Cost $302,554,966)			$314,767,679

93

Dimensional VA International Small Portfolio
CONTINUED
As of October 31, 2024, the value of Rule 144A securities amounted to $12,251,041 or 4.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$26,834	$21,019,196	$29,648	$21,075,678
Austria	—	4,239,473	—	4,239,473
Belgium	63,722	5,052,737	—	5,116,459
Canada	35,848,266	373	56	35,848,695
China	—	7,389	—	7,389
Denmark	328,897	8,578,633	—	8,907,530
Finland	—	7,638,089	—	7,638,089
France	48,734	16,726,449	—	16,775,183
Germany	58,658	18,693,008	—	18,751,666
Hong Kong	—	5,642,447	4,586	5,647,033
Ireland	—	939,858	—	939,858
Israel	73,349	2,920,775	—	2,994,124
Italy	—	13,045,046	—	13,045,046
Japan	32,140	68,988,254	—	69,020,394
Netherlands	—	6,013,665	—	6,013,665
New Zealand	—	1,068,880	—	1,068,880
Norway	130,309	2,428,657	—	2,558,966
Portugal	—	1,596,368	—	1,596,368
Singapore	12,610	2,630,312	—	2,642,922
Spain	—	7,900,647	—	7,900,647
Sweden	9,981	9,146,629	—	9,156,610
Switzerland	—	23,554,784	—	23,554,784
United Kingdom	16,898	39,463,574	15,295	39,495,767
United States	—	238,218	—	238,218
Preferred Stocks
Germany	—	965,255	—	965,255
Rights/Warrants
Australia	—	114	259	373
Switzerland	—	1,391	—	1,391
Securities Lending Collateral	—	9,567,216	—	9,567,216
Total Investments in Securities	$36,650,398	$278,067,437	$49,844˂˃	$314,767,679

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
94

Dimensional VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (2.6%)
Federal Farm Credit Banks Funding Corp.
(r)	4.930%, 07/10/26	300	$299,999
Federal Home Loan Bank Discount Notes
∞	5.011%, 11/08/24	4,300	4,295,705
∞	4.736%, 11/20/24	2,000	1,995,006
∞	4.878%, 12/06/24	3,750	3,733,275
TOTAL AGENCY OBLIGATIONS			10,323,985
BONDS — (12.6%)
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.912%, 06/16/26	300	303,633
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	5.437%, 03/18/26	1,400	1,402,380
Bank of New York Mellon Corp.
	3.000%, 02/24/25	50	49,708
Caisse des Depots et Consignations
	0.875%, 11/18/24	600	599,088
CDP Financial, Inc., SOFR + 0.400%, FRN
(r)Ω	5.473%, 05/19/25	850	850,834
(r)	5.473%, 05/19/25	1,300	1,301,275
Commonwealth Bank of Australia, SOFR + 0.400%, FRN
(r)Ω	5.252%, 07/07/25	2,118	2,120,874
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	5.541%, 09/12/25	3,425	3,431,037
Commonwealth Bank of Australia, SOFR + 0.740%, FRN
(r)Ω	5.640%, 03/14/25	2,500	2,505,121
(r)	5.640%, 03/14/25	1,443	1,445,956
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	5.613%, 08/28/26	750	751,267
		Face Amount	Value†
		(000)

Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	5.543%, 07/18/25	1,041	$1,045,793
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	5.550%, 09/12/25	5,950	5,959,699
Equinor ASA
	3.250%, 11/10/24	880	879,315
International Bank for Reconstruction & Development, SOFR + 0.310%, FRN
(r)	5.211%, 09/18/25	430	430,542
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.461%, 04/29/26	1,000	1,004,136
Kommunalbanken AS
	2.125%, 02/11/25	800	794,210
Kreditanstalt fuer Wiederaufbau
	2.500%, 11/20/24	166	165,797
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 01/27/25	1,300	1,290,012
Landeskreditbank Baden-Wuerttemberg Foerderbank, SOFR + 1.000%, FRN
(r)	5.852%, 04/01/25	800	802,500
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25	3,400	3,381,992
National Australia Bank Ltd.
	5.132%, 11/22/24	2,500	2,500,152
Ω	1.388%, 01/12/25	425	422,048
National Australia Bank Ltd., SOFR + 0.380%, FRN
(r)Ω	5.231%, 01/12/25	1,150	1,149,999
National Australia Bank Ltd., SOFR + 0.760%, FRN
(r)Ω	5.853%, 05/13/25	670	672,180

95

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	National Australia Bank Ltd., SOFR + 0.860%, FRN
(r)	5.800%, 06/09/25	3,500	$3,513,481
	Nederlandse Waterschapsbank NV
	4.875%, 02/24/25	1,300	1,300,325
	NRW Bank
	0.375%, 02/10/25	400	395,384
	Oesterreichische Kontrollbank AG
	1.500%, 02/12/25	800	792,878
	Province of Alberta
	1.875%, 11/13/24	800	799,170
	Province of Quebec
	1.500%, 02/11/25	2,600	2,576,451
	Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	6.145%, 06/15/26	400	405,443
	Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	5.272%, 04/16/26	5,000	5,007,950
	TOTAL BONDS		50,050,630
U.S. TREASURY OBLIGATIONS — (33.9%)
	U.S. Treasury Bills
∞	4.959%, 12/05/24	7,300	7,268,301
∞	4.837%, 12/19/24	2,500	2,484,833
∞	4.681%, 01/14/25	5,000	4,954,267
∞	4.546%, 01/16/25	1,300	1,287,768
∞	4.564%, 01/21/25	1,250	1,237,481
	U.S. Treasury Notes, 3M USTMMR + 0.125%, FRN
(r)	4.667%, 07/31/25	31,350	31,333,702
	U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.692%, 04/30/26	13,500	13,489,053
	U.S. Treasury Notes, 3M USTMMR + 0.169%, FRN
(r)	4.711%, 04/30/25	27,905	27,902,352
	U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.712%, 10/31/25	28,750	28,736,764
	U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r)	4.724%, 07/31/26	5,800	5,797,366
	Face Amount	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.200%, FRN
(r) 4.742%, 01/31/25	245	$245,060
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.787%, 01/31/26	9,750	9,754,116
TOTAL U.S. TREASURY OBLIGATIONS		134,491,063

COMMERCIAL PAPER — (48.0%)
Apple, Inc.
Ω	4.806%, 11/07/24	500	499,536
Ω	5.107%, 11/08/24	2,500	2,497,352
Ω	4.766%, 11/13/24	3,500	3,494,001
Ω	4.797%, 11/14/24	750	748,617
Australia & New Zealand Banking Group Ltd.
Ω	5.524%, 11/18/24	5,500	5,486,903
Ω	5.525%, 11/18/24	2,250	2,244,642
BNG Bank NV
Ω	4.898%, 11/04/24	575	574,695
Caisse d'Amortissement de la Dette Sociale
Ω	5.119%, 12/02/24	2,500	2,489,609
Ω	4.790%, 02/14/25	1,250	1,232,869
Ω	4.749%, 02/18/25	3,000	2,957,464
Caisse des Depots et Consignations
Ω	5.237%, 11/04/24	2,000	1,998,931
Ω	5.227%, 11/05/24	2,500	2,498,328
Ω	4.670%, 01/22/25	1,275	1,261,405
Ω	4.855%, 01/31/25	250	247,050
Ω	4.700%, 02/03/25	1,350	1,333,567
Ω	4.723%, 02/19/25	2,000	1,971,702
Ω	4.725%, 02/20/25	1,500	1,478,593
CDP Financial, Inc.
Ω	4.732%, 01/15/25	3,000	2,970,681
Chevron Corp.
Ω	5.192%, 11/05/24	1,750	1,748,829
Ω	5.255%, 11/06/24	500	499,598
Ω	5.134%, 11/14/24	1,125	1,122,903
Ω	5.136%, 11/15/24	3,000	2,994,014
Ω	4.702%, 01/30/25	2,000	1,976,652
Ω	4.683%, 02/13/25	3,000	2,959,794
Cisco Systems, Inc.
Ω	5.519%, 12/09/24	750	746,175
Ω	5.230%, 11/22/24	2,000	1,994,193
Ω	4.626%, 01/13/25	2,000	1,980,864
Ω	4.688%, 02/26/25	500	492,505

96

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
DBS Bank Ltd.
Ω	5.258%, 12/02/24	1,000	$995,827
Ω	4.907%, 11/07/24	1,000	999,063
Ω	4.865%, 12/09/24	500	497,467
Ω	4.802%, 01/09/25	2,600	2,576,509
Ω	4.834%, 01/21/25	500	494,713
DNB Bank ASA
Ω	4.812%, 01/21/25	3,500	3,463,422
Ω	4.755%, 01/15/25	3,000	2,970,932
Ω	4.747%, 02/18/25	3,000	2,958,121
Ω	4.748%, 02/21/25	1,875	1,848,127
Equinor ASA
Ω	4.856%, 12/31/24	700	694,497
Ω	4.781%, 01/24/25	1,200	1,186,901
Erste Abwicklungsanstalt
Ω	5.143%, 11/12/24	2,000	1,996,804
Ω	5.020%, 11/19/24	3,000	2,992,468
Ω	5.012%, 11/22/24	1,000	997,102
Ω	4.780%, 01/24/25	2,500	2,472,414
Ω	4.754%, 01/27/25	3,000	2,965,832
European Investment Bank
	4.718%, 02/27/25	3,000	2,954,470
	4.723%, 02/27/25	2,500	2,462,058
	4.722%, 02/27/25	3,000	2,954,469
	4.684%, 03/24/25	2,000	1,963,536
	4.698%, 03/24/25	500	490,884
Johnson & Johnson
Ω	4.654%, 01/23/25	1,500	1,483,935
Kreditanstalt fuer Wiederaufbau
	5.076%, 12/02/24	0	0
Ω	5.075%, 12/02/24	1,500	1,493,860
Ω	5.076%, 12/02/24	1,125	1,120,395
Ω	4.741%, 01/03/25	2,000	1,983,881
Ω	4.687%, 02/18/25	1,000	986,080
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.674%, 01/24/25	1,000	989,056
Ω	4.724%, 02/14/25	3,000	2,959,243
National Securities Clearing Corp.
Ω	5.209%, 11/22/24	2,000	1,994,205
Ω	5.199%, 11/04/24	2,500	2,498,664
Ω	4.874%, 11/14/24	1,000	998,140
	4.863%, 11/14/24	0	0
Ω	4.799%, 12/03/24	975	970,805
Ω	5.190%, 12/03/24	1,500	1,493,546
Nederlandse Waterschapsbank NV
Ω	4.958%, 12/17/24	4,000	3,975,752
Ω	4.926%, 12/18/24	3,000	2,981,440
Ω	4.665%, 02/28/25	3,000	2,954,450
		Face Amount	Value†
		(000)
Nestle Finance International Ltd.
Ω	4.926%, 12/16/24	2,250	$2,236,637
Ω	5.191%, 11/14/24	1,500	1,497,257
Ω	4.760%, 12/09/24	3,000	2,984,849
Ω	4.976%, 12/13/24	950	944,719
Ω	4.698%, 01/24/25	4,000	3,956,760
Nordea Bank Abp
Ω	5.477%, 11/01/24	2,000	1,999,733
Ω	4.757%, 12/19/24	3,000	2,980,909
NRW Bank
Ω	5.111%, 12/06/24	1,000	995,284
Ω	4.757%, 12/10/24	800	795,816
Ω	4.762%, 12/10/24	1,250	1,243,463
Ω	4.691%, 02/05/25	2,250	2,222,205
Ω	4.692%, 02/10/25	2,000	1,974,001
Oesterreichische Kontrollbank AG
	4.812%, 12/04/24	1,500	1,493,353
Province of Quebec
Ω	5.096%, 11/18/24	2,000	1,995,243
Ω	4.982%, 11/29/24	1,750	1,743,355
PSP Capital, Inc.
Ω	4.954%, 12/12/24	1,750	1,740,514
Ω	5.084%, 12/16/24	2,000	1,988,147
Ω	4.749%, 01/07/25	2,600	2,577,386
Ω	4.718%, 01/15/25	2,500	2,475,726
Ω	4.738%, 01/17/25	1,250	1,237,547
Ω	4.579%, 01/31/25	1,500	1,482,416
Sanofi SA
Ω	5.185%, 11/06/24	2,000	1,998,397
Siemens Capital Co. LLC
Ω	4.774%, 12/04/24	2,000	1,991,175
Ω	4.696%, 12/30/24	700	694,610
Ω	4.700%, 02/03/25	500	493,990
Svensk Exportkredit AB
	4.663%, 01/23/25	3,000	2,967,716
	4.588%, 01/29/25	3,000	2,965,425
	4.602%, 02/03/25	2,000	1,975,766
	4.713%, 02/10/25	1,000	987,063
	4.677%, 02/21/25	2,000	1,971,555
	4.681%, 02/21/25	500	492,889
United Overseas Bank Ltd.
Ω	4.840%, 11/19/24	2,000	1,994,968
Ω	4.852%, 11/21/24	2,000	1,994,450
Ω	4.741%, 02/03/25	4,000	3,951,205
Ω	4.741%, 02/05/25	3,500	3,456,433
TOTAL COMMERCIAL PAPER (Cost $190,841,195)			190,821,502
TOTAL INVESTMENT SECURITIES (Cost $385,654,331)			385,687,180

97

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (2.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	11,560,136	$11,560,136
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	6	$66
TOTAL INVESTMENTS — (100.0%)
(Cost $397,214,533)			$397,247,382
As of October 31, 2024, the value of Rule 144A securities amounted to $186,061,933 or 48.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$10,323,985	—	$10,323,985
Bonds	—	50,050,630	—	50,050,630
U.S. Treasury Obligations	—	134,491,063	—	134,491,063
Commercial Paper	—	190,821,502	—	190,821,502
Temporary Cash Investments	$11,560,136	—	—	11,560,136
Securities Lending Collateral	—	66	—	66
Total Investments in Securities	$11,560,136	$385,687,246	—	$397,247,382
See accompanying Notes to Financial Statements.
98

Dimensional VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (1.8%)
Federal Home Loan Bank Discount Notes
∞	4.717%, 11/12/24		2,000	$1,997,003
∞	4.673%, 01/03/25		2,000	1,984,338
IBRD Discount Notes
∞	4.643%, 12/11/24		2,000	1,989,841
TOTAL AGENCY OBLIGATIONS				5,971,182
BONDS — (35.1%)
AUSTRALIA — (9.4%)
Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	700	459,293
(r)	SOFR + 0.750%, FRN, 5.606%, 07/03/25		200	200,498
(r)	3M Swap + 0.920%, FRN, 5.338%, 11/04/25	AUD	2,000	1,323,426
(r)Ω	SOFR + 0.560%, FRN, 5.437%, 03/18/26		4,646	4,653,898
(r)	3M Swap + 0.830%, FRN, 5.264%, 03/31/26	AUD	1,500	992,382
(r)	3M Swap + 0.750%, FRN, 5.183%, 09/11/26	AUD	600	396,546
(r)	3M Swap + 0.800%, FRN, 5.154%, 02/05/27	AUD	1,100	727,139
(r)	3M Swap + 0.970%, FRN, 5.343%, 05/12/27	AUD	500	331,768
(r)	3M Swap + 1.200%, FRN, 5.618%, 11/04/27	AUD	500	333,788
(r)	3M Swap + 1.060%, FRN, 5.494%, 03/31/28	AUD	500	332,755
Commonwealth Bank of Australia
(r)	SOFR + 0.740%, FRN, 5.640%, 03/14/25		943	944,932
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.400%, FRN, 5.252%, 07/07/25		1,630	$1,632,212
	4.200%, 08/18/25	AUD	1,500	983,724
(r)	3M Swap + 0.800%, FRN, 5.164%, 08/18/25	AUD	1,000	660,541
(r)	3M Swap + 0.900%, FRN, 5.315%, 01/13/26	AUD	2,500	1,654,776
(r)Ω	SOFR + 0.750%, FRN, 5.655%, 03/13/26		300	301,716
(r)	3M Swap + 0.750%, FRN, 5.114%, 08/17/26	AUD	500	330,475
(r)	3M Swap + 0.700%, FRN, 5.115%, 01/14/27	AUD	1,600	1,055,434
(r)	3M Swap + 1.150%, FRN, 5.565%, 01/13/28	AUD	1,500	1,000,042
National Australia Bank Ltd.
(r)Ω	SOFR + 0.380%, FRN, 5.231%, 01/12/25		250	250,000
	2.350%, 02/25/25	AUD	500	326,705
(r)Ω	SOFR + 0.760%, FRN, 5.853%, 05/13/25		1,460	1,464,750
	3.900%, 05/30/25	AUD	2,000	1,310,488
(r)	3M Swap + 0.920%, FRN, 5.271%, 11/25/25	AUD	1,500	992,895
(r)	3M Swap + 0.780%, FRN, 5.153%, 05/12/26	AUD	1,000	661,167
(r)	3M Swap + 0.850%, FRN, 5.217%, 11/16/26	AUD	500	330,952
(r)	3M Swap + 0.720%, FRN, 5.071%, 02/25/27	AUD	500	329,968
(r)	3M Swap + 0.700%, FRN, 5.073%, 05/10/27	AUD	1,500	989,006

99

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.200%, FRN, 5.551%, 11/25/27	AUD	500	$333,976
(r)	3M Swap + 1.000%, FRN, 5.373%, 05/12/28	AUD	500	331,797
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	700	457,470
(r)	3M Swap + 0.800%, FRN, 5.173%, 08/11/25	AUD	2,500	1,651,156
(r)	3M Swap + 0.950%, FRN, 5.323%, 11/11/25	AUD	500	330,968
(r)	3M Swap + 0.750%, FRN, 5.117%, 02/16/26	AUD	1,000	660,864
(r)	3M Swap + 0.750%, FRN, 5.123%, 08/10/26	AUD	1,500	991,138
(r)	3M Swap + 0.700%, FRN, 5.084%, 01/25/27	AUD	500	329,698
(r)	3M Swap + 1.230%, FRN, 5.603%, 11/11/27	AUD	1,500	1,002,046
(r)	3M Swap + 0.980%, FRN, 5.347%, 02/16/28	AUD	500	331,630
TOTAL AUSTRALIA				31,392,019
AUSTRIA — (0.5%)
Oesterreichische Kontrollbank AG
	1.500%, 02/12/25		1,644	1,629,365
CANADA — (3.6%)
Canada Housing Trust No. 1
Ω	2.550%, 03/15/25	CAD	1,200	858,801
CDP Financial, Inc.
(r)Ω	SOFR + 0.400%, FRN, 5.473%, 05/19/25		2,500	2,502,452
CPPIB Capital, Inc.
(r)	SOFR + 1.250%, FRN, 6.101%, 04/04/25		1,100	1,105,178
(r)Ω	SOFR + 1.250%, FRN, 6.192%, 03/11/26		850	860,768
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Province of Alberta
	1.875%, 11/13/24		4,500	$4,495,329
Royal Bank of Canada
	4.810%, 12/16/24	CAD	300	215,713
	3.403%, 03/24/25	CAD	2,600	1,865,573
	TOTAL CANADA			11,903,814
FINLAND — (0.9%)
	Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.844%, 07/15/26		1,900	1,919,896
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.606%, 03/19/27		1,025	1,029,286
	TOTAL FINLAND			2,949,182
FRANCE — (2.6%)
	Caisse d'Amortissement de la Dette Sociale
	1.125%, 11/29/24		4,100	4,088,793
Caisse des Depots et Consignations
	0.875%, 11/18/24		1,600	1,597,568
(r)	SOFR + 0.340%, FRN, 5.179%, 05/03/26		3,200	3,196,339
	TOTAL FRANCE			8,882,700
GERMANY — (0.6%)
	Kreditanstalt fuer Wiederaufbau
	5.050%, 02/04/25	CAD	600	432,318
	Landwirtschaftliche Rentenbank
	4.250%, 01/09/25	AUD	1,000	657,666
	State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	700	898,070
	TOTAL GERMANY			1,988,054
NETHERLANDS — (2.7%)
Cooperatieve Rabobank UA
(r)	SOFR + 0.700%, FRN, 5.543%, 07/18/25		1,109	1,114,107
(r)	3M Swap + 0.880%, FRN, 5.245%, 05/22/26	AUD	500	330,909

100

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
(r)	SOFR + 0.620%, FRN, 5.613%, 08/28/26		500	$500,845
(r)	3M Swap + 0.730%, FRN, 5.126%, 01/27/27	AUD	2,500	1,648,294
(r)	3M Swap + 0.870%, FRN, 5.221%, 02/26/27	AUD	1,200	793,668
(r)	3M Swap + 1.180%, FRN, 5.560%, 01/19/28	AUD	2,000	1,331,692
(r)	3M Swap + 1.150%, FRN, 5.529%, 11/21/28	AUD	1,250	832,085
(r)	3M Swap + 1.030%, FRN, 5.381%, 02/26/29	AUD	500	331,271
Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	950	1,220,676
	4.875%, 02/24/25		1,000	1,000,250
TOTAL NETHERLANDS				9,103,797
NORWAY — (0.7%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	500	328,148
(r)Ω	SOFR + 1.000%, FRN, 5.906%, 06/17/26		2,000	2,020,594
TOTAL NORWAY				2,348,742
SINGAPORE — (1.0%)
DBS Bank Ltd., 3M Swap + 0.850%, FRN
(r)	5.266%, 06/16/25	AUD	500	330,001
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	5.550%, 09/12/25		2,000	2,003,260
United Overseas Bank Ltd., 3M Swap + 0.590%, FRN
(r)	4.986%, 10/27/25	AUD	1,600	1,054,961
TOTAL SINGAPORE				3,388,222
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.2%)
African Development Bank
	4.000%, 01/10/25	AUD	500	328,602
Asian Development Bank
	3.750%, 03/12/25	AUD	1,000	656,439
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 1.000%, FRN, 6.027%, 08/27/26	1,842	$1,865,577
(r)	SOFR + 0.300%, FRN, 5.189%, 06/20/28	3,700	3,695,120
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	5.712%, 08/16/27	3,000	3,022,729
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 5.033%, 04/14/26	204	203,875
(r)	SOFR + 0.330%, FRN, 5.397%, 02/20/28	4,240	4,244,197
European Investment Bank
(r)Ω	SOFR + 1.000%, FRN, 6.032%, 05/21/28	7,400	7,564,970
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 5.082%, 09/16/26	1,000	998,750
(r)	SOFR + 0.280%, FRN, 5.124%, 04/12/27	127	126,979
(r)	SOFR + 0.350%, FRN, 5.202%, 10/04/27	2,671	2,672,408
(r)	SOFR + 0.270%, FRN, 5.159%, 03/20/28	1,400	1,396,107
(r)	SOFR + 0.350%, FRN, 5.200%, 10/05/28	4,220	4,221,646
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 5.092%, 06/15/26	1,000	998,980
(r)	SOFR + 0.370%, FRN, 5.214%, 01/12/27	1,450	1,453,621

101

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.430%, FRN, 5.503%, 08/19/27		1,474	$1,480,972
International Finance Corp., SOFR + 0.310%, FRN
(r)	5.327%, 08/28/28		1,640	1,639,760
Nordic Investment Bank
	1.500%, 03/13/25	NOK	2,000	179,755
(r)	SOFR + 1.000%, FRN, 6.116%, 05/12/26		650	657,527
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				37,408,014
SWEDEN — (1.1%)
Kommuninvest I Sverige AB
	1.000%, 05/12/25	SEK	14,000	1,303,016
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	6.157%, 08/03/26		1,330	1,345,891
Svenska Handelsbanken AB
(r)	3M Swap + 0.450%, FRN, 4.859%, 03/04/26	AUD	900	591,656
(r)Ω	SOFR + 0.660%, FRN, 5.653%, 05/28/27		400	401,452
TOTAL SWEDEN				3,642,015
UNITED STATES — (0.8%)
Bank of America NA, SOFR + 1.020%, FRN
(r)	6.077%, 08/18/26		250	252,949
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	5.461%, 04/29/26		900	903,722
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	6.004%, 10/30/26		500	506,794
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.825%, 11/13/26		600	603,509
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
State Street Corp., SOFR + 0.640%, FRN
(r)	5.509%, 10/22/27	320	$321,171
TOTAL UNITED STATES			2,588,145
TOTAL BONDS			117,224,069
U.S. TREASURY OBLIGATIONS — (13.7%)
U.S. Treasury Bills
∞	4.959%, 12/05/24	3,750	3,733,716
∞	4.837%, 12/19/24	2,000	1,987,867
∞	4.546%, 01/16/25	500	495,295
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.712%, 10/31/25	16,500	16,492,404
(r)	3M USTMMR + 0.245%, FRN, 4.787%, 01/31/26	21,000	21,008,866
(r)	3M USTMMR + 0.150%, FRN, 4.692%, 04/30/26	2,000	1,998,378
TOTAL U.S. TREASURY OBLIGATIONS			45,716,526
COMMERCIAL PAPER — (39.4%)
AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
	4.887%, 11/07/24	1,000	999,063
CANADA — (3.6%)
CDP Financial, Inc.
Ω	5.500%, 01/03/25	1,000	991,756
Province of Quebec
Ω	4.982%, 11/29/24	1,000	996,203
PSP Capital, Inc.
Ω	4.954%, 12/12/24	2,500	2,486,449
Ω	4.724%, 01/06/25	2,000	1,982,442
Ω	4.718%, 01/15/25	500	495,145
Ω	4.579%, 01/31/25	1,500	1,482,416
Ω	4.683%, 02/03/25	500	493,953
Ω	4.687%, 02/24/25	3,000	2,956,077
TOTAL CANADA			11,884,441
FINLAND — (0.9%)
Nordea Bank Abp
Ω	4.757%, 12/19/24	3,000	2,980,909

102

Dimensional VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

FRANCE — (3.3%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.119%, 12/02/24	1,000	$995,844
Ω	4.713%, 02/24/25	3,000	2,955,349
Caisse des Depots et Consignations
Ω	5.191%, 11/12/24	500	499,201
Ω	4.670%, 01/22/25	1,725	1,706,607
Ω	4.855%, 01/31/25	1,500	1,482,301
Ω	4.723%, 02/19/25	1,000	985,851
Ω	4.692%, 02/24/25	500	492,619
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.674%, 01/24/25	1,000	989,056
Ω	4.690%, 02/13/25	1,000	986,540
TOTAL FRANCE			11,093,368
GERMANY — (8.1%)
Erste Abwicklungsanstalt
Ω	5.216%, 11/06/24	2,000	1,998,394
Ω	5.143%, 11/12/24	500	499,201
Ω	4.788%, 12/05/24	1,500	1,493,136
Ω	4.780%, 01/24/25	2,000	1,977,932
Ω	4.754%, 01/27/25	1,000	988,611
Ω	4.749%, 02/10/25	1,250	1,233,594
Kreditanstalt fuer Wiederaufbau
Ω	5.094%, 12/03/24	850	846,414
Ω	4.741%, 01/03/25	1,000	991,941
Ω	4.740%, 01/08/25	2,000	1,982,606
Ω	4.823%, 01/09/25	1,250	1,238,969
Ω	4.695%, 02/21/25	2,000	1,971,447
NRW Bank
Ω	4.757%, 12/10/24	1,000	994,770
Ω	4.762%, 12/10/24	1,000	994,770
Ω	4.691%, 02/05/25	1,500	1,481,470
Ω	4.685%, 02/14/25	1,750	1,726,363
Siemens Capital Co. LLC
Ω	4.774%, 12/04/24	2,000	1,991,175
Ω	4.696%, 12/30/24	1,000	992,300
Ω	4.700%, 02/03/25	3,500	3,457,930
TOTAL GERMANY			26,861,023
NETHERLANDS — (2.7%)
BNG Bank NV
Ω	4.898%, 11/04/24	1,750	1,749,072
Nederlandse Waterschapsbank NV
Ω	5.107%, 12/02/24	1,750	1,742,551
Ω	4.958%, 12/17/24	2,500	2,484,845
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
Ω	4.926%, 12/18/24	3,000	$2,981,440
TOTAL NETHERLANDS			8,957,908
NORWAY — (4.4%)
DNB Bank ASA
Ω	5.527%, 11/22/24	1,500	1,495,699
Ω	5.176%, 11/12/24	1,000	998,411
Ω	4.812%, 01/21/25	3,500	3,463,422
Ω	4.747%, 02/18/25	1,750	1,725,570
Ω	4.748%, 02/19/25	1,750	1,725,353
Ω	4.748%, 02/21/25	500	492,834
Equinor ASA
Ω	4.856%, 12/31/24	2,000	1,984,278
Ω	4.739%, 01/13/25	1,750	1,733,342
Ω	4.781%, 01/24/25	500	494,542
Ω	4.802%, 01/28/25	500	494,288
TOTAL NORWAY			14,607,739
SINGAPORE — (4.4%)
DBS Bank Ltd.
Ω	4.907%, 11/07/24	1,250	1,248,829
Ω	4.802%, 01/09/25	2,500	2,477,412
Ω	4.833%, 01/10/25	2,700	2,675,258
Ω	4.802%, 01/24/25	1,500	1,483,561
United Overseas Bank Ltd.
Ω	4.840%, 11/19/24	2,000	1,994,968
Ω	4.852%, 11/21/24	2,000	1,994,450
Ω	4.741%, 02/05/25	3,000	2,962,657
TOTAL SINGAPORE			14,837,135
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.7%)
European Investment Bank
	4.723%, 02/27/25	2,500	2,462,058
SWEDEN — (2.5%)
Svensk Exportkredit AB
	4.672%, 01/22/25	1,000	989,366
	4.663%, 01/23/25	3,000	2,967,716
	4.588%, 01/29/25	1,000	988,475
	4.602%, 02/03/25	2,000	1,975,766
	4.688%, 02/25/25	1,500	1,477,970
TOTAL SWEDEN			8,399,293
UNITED STATES — (8.5%)
Apple, Inc.
Ω	4.766%, 11/13/24	2,000	1,996,572
Ω	4.797%, 11/14/24	750	748,617
Ω	4.793%, 11/15/24	700	698,618
Chevron Corp.
Ω	5.192%, 11/05/24	2,000	1,998,662
Ω	5.255%, 11/06/24	500	499,598

103

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	4.702%, 01/30/25		1,500	$1,482,489
Cisco Systems, Inc.
Ω	5.505%, 11/05/24		2,000	1,998,667
Ω	4.626%, 01/13/25		2,000	1,980,864
Ω	4.688%, 02/26/25		3,000	2,955,029
Johnson & Johnson
Ω	4.654%, 01/23/25		1,500	1,483,935
National Securities Clearing Corp.
Ω	4.799%, 12/03/24		1,000	995,697
Ω	5.199%, 11/04/24		733	732,608
Ω	4.874%, 11/14/24		500	499,070
Nestle Finance International Ltd.
Ω	4.926%, 12/16/24		1,500	1,491,091
Ω	5.191%, 11/14/24		2,000	1,996,342
Ω	4.760%, 12/09/24		2,000	1,989,899
Ω	4.708%, 01/23/25		1,500	1,483,970
Novartis Finance Corp.
Ω	5.471%, 12/17/24		500	496,941
Ω	4.785%, 12/02/24		1,500	1,493,724
Sanofi SA
Ω	5.185%, 11/06/24		1,500	1,498,798
TOTAL UNITED STATES				28,521,191
TOTAL COMMERCIAL PAPER (Cost $131,617,879)				131,604,128
FOREIGN SOVEREIGN OBLIGATIONS — (9.8%)
CANADA — (7.7%)
Canada Treasury Bills
∞	4.091%, 11/21/24	CAD	2,400	1,720,085
∞	4.061%, 12/05/24	CAD	6,800	4,866,785
∞	3.980%, 01/03/25	CAD	600	428,224
∞	4.054%, 12/18/24	CAD	1,500	1,072,166
∞	3.801%, 02/12/25	CAD	1,000	711,107
∞	3.761%, 02/27/25	CAD	100	71,012
Ontario Treasury Bills
∞	4.065%, 12/11/24	CAD	2,000	1,430,445
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	4.279%, 11/13/24	CAD	100	$71,725
∞	4.230%, 11/20/24	CAD	2,500	1,791,862
∞	4.200%, 11/27/24	CAD	1,250	895,294
∞	4.101%, 12/04/24	CAD	3,500	2,505,038
∞	3.942%, 12/31/24	CAD	2,000	1,427,644
∞	3.879%, 01/08/25	CAD	1,600	1,141,253
∞	3.599%, 01/15/25	CAD	1,000	712,831
Quebec Treasury Bills
∞	4.279%, 11/01/24	CAD	750	538,604
∞	4.109%, 12/06/24	CAD	2,000	1,431,149
∞	3.808%, 01/10/25	CAD	750	534,844
∞	3.699%, 01/17/25	CAD	5,600	3,990,968
∞	4.140%, 11/29/24	CAD	400	286,431
TOTAL CANADA				25,627,467
SINGAPORE — (2.1%)
Monetary Authority of Singapore Bills
∞	3.306%, 11/15/24	SGD	4,700	3,554,786
∞	3.280%, 11/29/24	SGD	4,600	3,474,502
TOTAL SINGAPORE				7,029,288
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				32,656,755
TOTAL INVESTMENT SECURITIES (Cost $333,730,929)				333,172,660

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	56,668	655,419
TOTAL INVESTMENTS — (100.0%)
(Cost $334,386,347)			$333,828,079
As of October 31, 2024, Dimensional VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,608,401	CAD	2,169,549	Citibank, N.A.	11/12/24	$49,646

104

Dimensional VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,886,147	CAD	2,559,273	State Street Bank and Trust	11/12/24	$47,387
USD	6,579,325	SGD	8,597,040	Morgan Stanley and Co. International	11/13/24	66,292
USD	3,588,955	SGD	4,687,380	Societe Generale	11/13/24	37,842
USD	15,895,792	AUD	23,729,444	Societe Generale	11/15/24	277,479
USD	12,176,584	GBP	9,356,167	State Street Bank and Trust	11/15/24	112,454
USD	181,609	NOK	1,996,986	Citibank, N.A.	11/25/24	44
USD	15,885,599	AUD	23,927,363	Societe Generale	11/25/24	135,431
USD	10,879,467	CAD	14,684,648	UBS AG	12/20/24	315,316
USD	689,065	SEK	7,096,804	Citibank, N.A.	01/07/25	20,657
USD	856,700	CAD	1,183,989	Citibank, N.A.	01/07/25	4,353
USD	3,188,912	CAD	4,401,805	NatWest Markets PLC	01/07/25	20,076
USD	4,729,242	CAD	6,510,056	Royal Bank of Canada	01/07/25	42,688
USD	9,260,164	CAD	12,597,642	State Street Bank and Trust	01/07/25	191,189
USD	653,606	SEK	6,876,883	NatWest Markets PLC	01/23/25	5,329
Total Appreciation						$1,326,183
SGD	3,996,671	USD	3,052,273	Barclays Capital	11/13/24	$(24,435)
SGD	4,599,640	USD	3,529,981	HSBC Bank	11/13/24	(45,339)
USD	3,464,090	SGD	4,590,806	HSBC Bank	11/13/24	(13,860)
GBP	1,497,537	USD	1,942,802	Citibank, N.A.	11/15/24	(11,832)
GBP	6,195,157	USD	8,044,684	UBS AG	11/15/24	(56,457)
AUD	3,014	USD	2,004	Citibank, N.A.	11/25/24	(20)
CAD	1,617,626	USD	1,179,719	Citibank, N.A.	12/20/24	(15,998)
CAD	95,381	USD	68,848	Citibank, N.A.	01/07/25	(184)
CAD	1,991,378	USD	1,445,470	Royal Bank of Canada	01/07/25	(11,888)
Total (Depreciation)						$(180,013)
Total Appreciation (Depreciation)						$1,146,170
As of October 31, 2024, the value of Rule 144A securities amounted to $137,930,052 or 41.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,971,182	—	$5,971,182
Bonds
Australia	—	31,392,019	—	31,392,019
Austria	—	1,629,365	—	1,629,365
Canada	—	11,903,814	—	11,903,814
Finland	—	2,949,182	—	2,949,182
France	—	8,882,700	—	8,882,700
Germany	—	1,988,054	—	1,988,054
Netherlands	—	9,103,797	—	9,103,797
Norway	—	2,348,742	—	2,348,742
Singapore	—	3,388,222	—	3,388,222
Supranational Organization Obligations	—	37,408,014	—	37,408,014

105

Dimensional VA Global Bond Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$3,642,015	—	$3,642,015
United States	—	2,588,145	—	2,588,145
U.S. Treasury Obligations	—	45,716,526	—	45,716,526
Commercial Paper	—	131,604,128	—	131,604,128
Foreign Sovereign Obligations	—	32,656,755	—	32,656,755
Securities Lending Collateral	—	655,419	—	655,419
Total Investments in Securities	—	$333,828,079	—	$333,828,079
Financial Instruments
Assets
Forward Currency Contracts**	—	1,326,183	—	1,326,183
Liabilities
Forward Currency Contracts**	—	(180,013)	—	(180,013)
Total Financial Instruments	—	$1,146,170	—	$1,146,170
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
106

Dimensional VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.4%)
U.S. Treasury Inflation-Indexed Bonds
3.625%, 04/15/28	7,964	$8,424,812
2.500%, 01/15/29	13,855	14,226,337
3.875%, 04/15/29	15,778	17,110,393
3.375%, 04/15/32	14,223	15,690,912
2.125%, 02/15/40	8,739	8,779,523
2.125%, 02/15/41	8,481	8,545,191
0.750%, 02/15/42	8,080	6,487,609
0.625%, 02/15/43	5,477	4,220,852
1.375%, 02/15/44	6,213	5,436,617
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	14,986	14,477,961
0.875%, 01/15/29	17,952	17,269,412
0.250%, 07/15/29	3,261	3,043,429
0.125%, 01/15/30	21,717	19,897,568
0.125%, 07/15/30	4,788	4,365,666
0.125%, 01/15/31	22,025	19,805,394
0.125%, 07/15/31	16,502	14,751,948
0.125%, 01/15/32	20,441	18,027,348
1.125%, 01/15/33	3,170	2,975,938
1.375%, 07/15/33	1,555	1,487,635
TOTAL U.S. TREASURY OBLIGATIONS Cost ($215,975,792)		205,024,545

		Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	1,202,767	1,202,767
TOTAL INVESTMENTS — (100.0%)
(Cost $217,178,559)			$206,227,312
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$205,024,545	—	$205,024,545
Temporary Cash Investments	$1,202,767	—	—	1,202,767
Total Investments in Securities	$1,202,767	$205,024,545	—	$206,227,312
See accompanying Notes to Financial Statements.
107

Dimensional VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
DOMESTIC EQUITIES — (47.4%)
U.S. Core Equity 2 Portfolio	1,961,552	$74,499,751
U.S. Core Equity 1 Portfolio	626,749	26,592,958
Dimensional VA U.S. Large Value Portfolio	142,892	5,345,579
DFA Real Estate Securities Portfolio	55,601	2,379,741
TOTAL DOMESTIC EQUITIES		108,818,029
INTERNATIONAL EQUITIES — (17.1%)
International Core Equity Portfolio	1,493,954	23,828,572
Emerging Markets Core Equity Portfolio	487,532	11,851,890
Dimensional VA International Value Portfolio	181,909	2,697,710
DFA International Real Estate Securities Portfolio	206,724	773,148
TOTAL INTERNATIONAL EQUITIES		39,151,320
FIXED INCOME (INTERNATIONAL) — (35.2%)
DFA Selectively Hedged Global Fixed Income Portfolio	3,026,088	28,838,620
Dimensional VA Global Bond Portfolio	2,841,243	28,838,620
DFA Two-Year Global Fixed Income Portfolio	1,168,625	11,534,327
Dimensional VA Short-Term Fixed Portfolio	1,099,555	11,534,326
TOTAL FIXED INCOME (INTERNATIONAL)		80,745,893
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $159,012,278)		$228,715,242
TEMPORARY CASH INVESTMENTS — (0.3%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $579,176)	579,176	579,176
TOTAL INVESTMENTS — (100.0%) (Cost $159,591,454)		$229,294,418
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$228,715,242	—	—	$228,715,242
Temporary Cash Investments	579,176	—	—	579,176
Total Investments in Securities	$229,294,418	—	—	$229,294,418
See accompanying Notes to Financial Statements.
108

Dimensional VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (73.6%)
U.S. Core Equity 1 Portfolio	1,273,781	$54,046,542
U.S. Large Company Portfolio	1,138,936	43,131,523
Dimensional VA U.S. Targeted Value Portfolio	1,016,932	24,386,026
Dimensional VA U.S. Large Value Portfolio	364,448	13,634,011
DFA Real Estate Securities Portfolio	69,706	2,983,397
TOTAL DOMESTIC EQUITIES		138,181,499
INTERNATIONAL EQUITIES — (26.4%)
International Core Equity Portfolio	1,366,409	21,794,224
Emerging Markets Core Equity Portfolio	620,235	15,077,916
Dimensional VA International Small Portfolio	530,909	6,721,303
Dimensional VA International Value Portfolio	340,677	5,052,242
DFA International Real Estate Securities Portfolio	262,609	982,158
TOTAL INTERNATIONAL EQUITIES		49,627,843
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $136,621,238)		$187,809,342
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$187,809,342	—	—	$187,809,342
Total Investments in Securities	$187,809,342	—	—	$187,809,342
See accompanying Notes to Financial Statements.
109

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	Dimensional VA U.S. Targeted Value Portfolio*	Dimensional VA U.S. Large Value Portfolio*	Dimensional VA International Value Portfolio*	Dimensional VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $14,263, $2,221, $14,299 and $16,710 of securities on loan, respectively)	$690,942	$671,102	$503,469	$305,200
Temporary Cash Investments at Value & Cost	2,015	1,974	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $14,622, $2,266, $11,245 and $9,567, respectively)	14,622	2,266	11,245	9,567
Foreign Currencies at Value	—	—	538	484
Cash	—	—	1,431	549
Receivables:
Investment Securities Sold	956	—	—	150
Dividends and Interest	240	647	3,029	1,661
Securities Lending Income	10	—	8	29
Fund Shares Sold	481	174	424	58
Unrealized Gain on Foreign Currency Contracts	—	—	2	—
Total Assets	709,266	676,163	520,146	317,698
LIABILITIES:
Payables:
Upon Return of Securities Loaned	14,627	2,266	11,244	9,574
Investment Securities Purchased	419	226	313	—
Fund Shares Redeemed	192	491	577	81
Due to Advisor	161	110	110	94
Line of Credit	2	2	—	—
Accrued Expenses and Other Liabilities	31	29	34	36
Total Liabilities	15,432	3,124	12,278	9,785
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$693,834	$673,039	$507,868	$307,913
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	28,935,377	17,991,875	34,253,013	24,321,828
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.98	$37.41	$14.83	$12.66
Investment Securities at Cost	$559,626	$417,829	$439,545	$292,988
Foreign Currencies at Cost	$—	$—	$540	$485
NET ASSETS CONSIST OF:
Paid-In Capital	$508,093	$340,642	$419,598	$283,056
Total Distributable Earnings (Loss)	185,741	332,397	88,270	24,857
NET ASSETS	$693,834	$673,039	$507,868	$307,913
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
110

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	Dimensional VA Short-Term Fixed Portfolio*	Dimensional VA Global Bond Portfolio*	Dimensional VIT Inflation-Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $0, $642 and $0 of securities on loan, respectively)	$385,687	$333,173	$205,025
Temporary Cash Investments at Value & Cost	11,560	—	1,203
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $655 and $0, respectively)	—	655	—
Foreign Currencies at Value	—	68	—
Cash	—	12,959	—
Receivables:
Investment Securities Sold	—	—	1,184
Dividends and Interest	407	953	419
Fund Shares Sold	213	61	332
Unrealized Gain on Forward Currency Contracts	—	1,326	—
Unrealized Gain on Foreign Currency Contracts	—	14	—
Total Assets	397,867	349,209	208,163
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	659	—
Investment Securities Purchased	10,078	11,398	1,086
Fund Shares Redeemed	75	128	379
Due to Advisor	33	54	16
Unrealized Loss on Forward Currency Contracts	—	180	—
Accrued Expenses and Other Liabilities	26	24	14
Total Liabilities	10,212	12,443	1,495
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$387,655	$336,766	$206,668
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	36,946,496	33,174,594	22,113,430
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.49	$10.15	$9.35
Investment Securities at Cost	$385,654	$333,731	$215,976
Foreign Currencies at Cost	$—	$68	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$376,217	$354,380	$234,760
Total Distributable Earnings (Loss)	11,438	(17,614)	(28,092)
NET ASSETS	$387,655	$336,766	$206,668
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
111

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$228,715	$187,809
Temporary Cash Investments at Value & Cost	579	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	363
Dividends and Interest	1	—
Fund Shares Sold	1	40
Total Assets	229,296	188,212
LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	451	—
Fund Shares Redeemed	6	59
Due to Advisor	12	17
Line of Credit	—	251
Accrued Expenses and Other Liabilities	11	4
Total Liabilities	480	331
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$228,816	$187,881
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	13,637,520	11,591,732
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.78	$16.21
Investments in Affiliated Investment Companies at Cost	$159,012	$136,621
NET ASSETS CONSIST OF:
Paid-In Capital	$157,944	$136,654
Total Distributable Earnings (Loss)	70,872	51,227
NET ASSETS	$228,816	$187,881
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000
See accompanying Notes to Financial Statements.
112

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	Dimensional VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Large Value Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $18, $0, $2,108 and $927, respectively)	$9,585	$15,516	$18,253	$8,489
Dividend Income from Affiliates	2,122	97	961	542
Income from Securities Lending, Net	114	18	219	321
Total Investment Income	11,821	15,631	19,433	9,352
Expenses
Investment Management Fees	1,735	1,296	1,216	1,043
Accounting & Transfer Agent Fees	20	18	17	21
Custodian Fees	19	12	42	50
Shareholders' Reports	20	26	27	26
Directors’/Trustees’ Fees & Expenses	6	6	4	3
Professional Fees	11	12	11	7
Other	17	58	21	19
Total Expenses	1,828	1,428	1,338	1,169
Net Expenses	1,828	1,428	1,338	1,169
Net Investment Income (Loss)	9,993	14,203	18,095	8,183
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	47,351	67,729	11,256	10,663
Affiliated Investment Companies Shares Sold	(7)	—	—	(2)
Futures	(3)	34	128	(1)
Foreign Currency Transactions	—	—	7	13
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	95,389	95,142	61,601	40,891
Translation of Foreign Currency-Denominated Amounts	—	—	(26)	(9)
Net Realized and Unrealized Gain (Loss)	142,730	162,905	72,966	51,555
Net Increase (Decrease) in Net Assets Resulting from Operations	$152,723	$177,108	$91,061	$59,738

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
113

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio
Investment Income
Dividend Income from Affiliates	$234	$19	—
Interest	18,951	16,257	$6,442
Income from Securities Lending, Net	12	1	—
Total Investment Income	19,197	16,277	6,442
Expenses
Investment Management Fees	363	638	180
Accounting & Transfer Agent Fees	20	32	7
Custodian Fees	5	—	2
Shareholders' Reports	25	21	21
Directors’/Trustees’ Fees & Expenses	3	3	1
Professional Fees	7	6	4
Other	10	13	7
Total Expenses	433	713	222
Net Expenses	433	713	222
Net Investment Income (Loss)	18,764	15,564	6,220
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	65	1,451	(7,113)
Affiliated Investment Companies Shares Sold	(1)	—	—
Foreign Currency Transactions	—	87	—
Forward Currency Contracts	—	(3,359)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	701	4,037	17,929
Translation of Foreign Currency-Denominated Amounts	—	23	—
Forward Currency Contracts.	—	429	—
Net Realized and Unrealized Gain (Loss)	765	2,668	10,816
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,529	$18,232	$17,036

**
Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
114

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	Dimensional VA Global Moderate Allocation Portfolio*	Dimensional VA Equity Allocation Portfolio*
Investment Income
Investment Income
Dividends	$9	$12
Income Distributions Received from Affiliated Investment Companies	5,296	3,074
Total Investment Income	5,305	3,086
Expenses
Investment Management Fees	484	434
Accounting & Transfer Agent Fees	2	2
Custodian Fees	1	—
Shareholders' Reports	13	9
Directors’/Trustees’ Fees & Expenses	1	1
Professional Fees	2	1
Previously Waived Fees Recovered by Advisor (Note C)	3	—
Other	7	8
Total Expenses	513	455
Fees Waived, Expenses Reimbursed by Advisor (Note C)	335	274
Net Expenses	178	181
Net Investment Income (Loss)	5,127	2,905
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	354	2,095
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	950	136
Futures	—	(18)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	34,126	34,424
Net Realized and Unrealized Gain (Loss)	35,430	36,637
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,557	$39,542

*
Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio's Underlying Funds (Affiliated Investment Companies).
See accompanying Notes to Financial Statements.
115

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA U.S. Targeted Value Portfolio		Dimensional VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,993	$8,548	$14,203	$14,169
Net Realized Gain (Loss) on:
Investment Securities Sold	47,351	40,150	67,729	8,846
Affiliated Investment Companies Shares Sold	(7)	8	—	—
Futures	(3)	(46)	34	(79)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	95,389	(58,176)	95,142	(30,203)
Affiliated Investment Companies Shares	—	8	—	1
Futures	—	—	—	(10)
Net Increase (Decrease) in Net Assets Resulting from Operations	152,723	(9,508)	177,108	(7,276)
Distributions:
Institutional Class Shares	(49,322)	(47,350)	(23,418)	(21,821)
Capital Share Transactions (1):
Shares Issued	143,404	105,803	102,584	79,278
Shares Issued in Lieu of Cash Distributions	48,967	46,966	23,379	21,781
Shares Redeemed	(120,349)	(96,881)	(197,379)	(124,490)
Net Increase (Decrease) from Capital Share Transactions	72,022	55,888	(71,416)	(23,431)
Total Increase (Decrease) in Net Assets	175,423	(970)	82,274	(52,528)
Net Assets
Beginning of Year	518,411	519,381	590,765	643,293
End of Year	$693,834	$518,411	$673,039	$590,765
(1) Shares Issued and Redeemed:
Shares Issued	6,292	4,988	3,036	2,563
Shares Issued in Lieu of Cash Distributions	2,331	2,244	748	704
Shares Redeemed	(5,285)	(4,517)	(5,662)	(4,004)
Net Increase (Decrease) from Shares Issued and Redeemed	3,338	2,715	(1,878)	(737)
See accompanying Notes to Financial Statements.
116

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA International Value Portfolio		Dimensional VA International Small Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,095	$17,960	$8,183	$7,462
Net Realized Gain (Loss) on:
Investment Securities Sold	11,256	6,209	10,663	(1,074)
Affiliated Investment Companies Shares Sold	—	(4)	(2)	2
Futures	128	(183)	(1)	30
Foreign Currency Transactions	7	(44)	13	(37)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	61,601	36,065	40,891	16,689
Affiliated Investment Companies Shares	—	7	—	6
Futures	—	(12)	—	(17)
Translation of Foreign Currency-Denominated Amounts	(26)	55	(9)	39
Net Increase (Decrease) in Net Assets Resulting from Operations	91,061	60,053	59,738	23,100
Distributions:
Institutional Class Shares	(25,581)	(19,942)	(8,825)	(11,443)
Capital Share Transactions (1):
Shares Issued	67,556	64,874	32,188	51,647
Shares Issued in Lieu of Cash Distributions	25,524	19,888	8,715	11,284
Shares Redeemed	(72,833)	(61,127)	(40,074)	(55,050)
Net Increase (Decrease) from Capital Share Transactions	20,247	23,635	829	7,881
Total Increase (Decrease) in Net Assets	85,727	63,746	51,742	19,538
Net Assets
Beginning of Year	422,141	358,395	256,171	236,633
End of Year	$507,868	$422,141	$307,913	$256,171
(1) Shares Issued and Redeemed:
Shares Issued	4,693	4,874	2,629	4,603
Shares Issued in Lieu of Cash Distributions	1,953	1,632	779	1,056
Shares Redeemed	(5,088)	(4,657)	(3,289)	(4,894)
Net Increase (Decrease) from Shares Issued and Redeemed	1,558	1,849	119	765
See accompanying Notes to Financial Statements.
117

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA Short-Term Fixed Portfolio		Dimensional VA Global Bond Portfolio		Dimensional VIT Inflation-Protected Securities Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,764	$11,315	$15,564	$9,724	$6,220	$7,988
Net Realized Gain (Loss) on:
Investment Securities Sold	65	(1,986)	1,451	(8,593)	(7,113)	(6,164)
Affiliated Investment Companies Shares Sold	(1)	6	—	—	—	—
Foreign Currency Transactions	—	—	87	73	—	—
Forward Currency Contracts	—	—	(3,359)	(5,367)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	701	6,512	4,037	18,029	17,929	(2,995)
Affiliated Investment Companies Shares	—	1	—	3	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	23	1	—	—
Forward Currency Contracts	—	—	429	1,120	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	19,529	15,848	18,232	14,990	17,036	(1,171)
Distributions:
Institutional Class Shares	(13,160)	(4,223)	(12,675)	(5,491)	(7,600)	(18,023)
Capital Share Transactions (1):
Shares Issued	88,308	111,638	59,054	33,384	59,690	59,362
Shares Issued in Lieu of Cash Distributions	13,140	4,215	12,569	5,446	7,600	18,023
Shares Redeemed	(73,362)	(102,871)	(65,750)	(61,076)	(69,105)	(68,418)
Net Increase (Decrease) from Capital Share Transactions	28,086	12,982	5,873	(22,246)	(1,815)	8,967
Total Increase (Decrease) in Net Assets	34,455	24,607	11,430	(12,747)	7,621	(10,227)
Net Assets
Beginning of Year	353,200	328,593	325,336	338,083	199,047	209,274
End of Year	$387,655	$353,200	$336,766	$325,336	$206,668	$199,047
(1) Shares Issued and Redeemed:
Shares Issued	8,589	11,029	5,949	3,408	6,502	6,384
Shares Issued in Lieu of Cash Distributions	1,314	425	1,298	565	845	1,963
Shares Redeemed	(7,134)	(10,159)	(6,585)	(6,247)	(7,507)	(7,412)
Net Increase (Decrease) from Shares Issued and Redeemed	2,769	1,295	662	(2,274)	(160)	935
See accompanying Notes to Financial Statements.
118

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional VA Global Moderate Allocation Portfolio		Dimensional VA Equity Allocation Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,127	$2,742	$2,905	$1,977
Capital Gain Distributions Received from Affiliated Investment Companies	354	2,045	2,095	2,853
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	950	(305)	136	(1,220)
Futures	—	18	(18)	(5)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	34,126	6,535	34,424	3,308
Net Increase (Decrease) in Net Assets Resulting from Operations	40,557	11,035	39,542	6,913
Distributions:
Institutional Class Shares	(7,039)	(4,947)	(5,425)	(4,628)
Capital Share Transactions (1):
Shares Issued	32,521	22,203	57,688	26,478
Shares Issued in Lieu of Cash Distributions	7,038	4,947	5,425	4,628
Shares Redeemed	(23,200)	(16,352)	(23,369)	(17,555)
Net Increase (Decrease) from Capital Share Transactions	16,359	10,798	39,744	13,551
Total Increase (Decrease) in Net Assets	49,877	16,886	73,861	15,836
Net Assets
Beginning of Year	178,939	162,053	114,020	98,184
End of Year	$228,816	$178,939	$187,881	$114,020
(1) Shares Issued and Redeemed:
Shares Issued	2,039	1,549	3,857	2,000
Shares Issued in Lieu of Cash Distributions	475	356	393	366
Shares Redeemed	(1,447)	(1,139)	(1,535)	(1,332)
Net Increase (Decrease) from Shares Issued and Redeemed	1,067	766	2,715	1,034
See accompanying Notes to Financial Statements.
119

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional VA U.S. Targeted Value Portfolio					Dimensional VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$20.25	$22.70	$25.08	$14.54	$17.42	$29.73	$31.22	$32.69	$22.57	$26.49
Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.34	0.32	0.34	0.24	0.72	0.70	0.67	0.53	0.57
Net Gains (Losses) on Securities (Realized and Unrealized)	5.29	(0.71)	(0.64)	10.48	(2.41)	8.12	(1.10)	(1.59)	10.13	(3.63)
Total from Investment Operations	5.64	(0.37)	(0.32)	10.82	(2.17)	8.84	(0.40)	(0.92)	10.66	(3.06)
Less Distributions:
Net Investment Income	(0.35)	(0.30)	(0.34)	(0.28)	(0.26)	(0.72)	(0.71)	(0.55)	(0.54)	(0.57)
Net Realized Gains	(1.56)	(1.78)	(1.72)	—	(0.45)	(0.44)	(0.38)	—	—	(0.29)
Total Distributions	(1.91)	(2.08)	(2.06)	(0.28)	(0.71)	(1.16)	(1.09)	(0.55)	(0.54)	(0.86)
Net Asset Value, End of Year	$23.98	$20.25	$22.70	$25.08	$14.54	$37.41	$29.73	$31.22	$32.69	$22.57
Total Return	29.19%	(1.95%)	(1.25%)	75.17%	(13.18%)	30.53%	(1.41%)	(2.85%)	47.86%	(12.12%)
Net Assets, End of Year (thousands)	$693,834	$518,411	$519,381	$527,102	$317,817	$673,039	$590,765	$643,293	$648,392	$456,107
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.30%	0.34%	0.38%	0.21%	0.21%	0.21%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28%	0.29%	0.30%	0.34%	0.38%	0.21%	0.21%	0.21%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.58%	1.42%	1.55%	1.61%	2.08%	2.25%	2.11%	1.78%	2.39%
Portfolio Turnover Rate	21%	18%	19%	23%	23%	15%	10%	13%	15%	12%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
120

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS

	Dimensional VA International Value Portfolio					Dimensional VA International Small Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$12.91	$11.62	$14.07	$9.57	$12.15	$10.58	$10.10	$15.29	$11.22	$12.09
Income from Investment Operations (A)
Net Investment Income (Loss)	0.53	0.56	0.55	0.43	0.26	0.33	0.31	0.32	0.26	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.17	1.38	(2.45)	4.33	(2.41)	2.11	0.67	(4.09)	4.28	(0.61)
Total from Investment Operations	2.70	1.94	(1.90)	4.76	(2.15)	2.44	0.98	(3.77)	4.54	(0.39)
Less Distributions:
Net Investment Income	(0.65)	(0.51)	(0.55)	(0.26)	(0.43)	(0.36)	(0.30)	(0.38)	(0.25)	(0.33)
Net Realized Gains	(0.13)	(0.14)	—	—	—	—	(0.20)	(1.04)	(0.22)	(0.15)
Total Distributions	(0.78)	(0.65)	(0.55)	(0.26)	(0.43)	(0.36)	(0.50)	(1.42)	(0.47)	(0.48)
Net Asset Value, End of Year	$14.83	$12.91	$11.62	$14.07	$9.57	$12.66	$10.58	$10.10	$15.29	$11.22
Total Return	21.76%	16.99%	(13.92%)	50.31%	(18.49%)	23.56%	9.62%	(26.82%)	41.32%	(3.66%)
Net Assets, End of Year (thousands)	$507,868	$422,141	$358,395	$407,723	$281,549	$307,913	$256,171	$236,633	$311,019	$229,844
Ratio of Expenses to Average Net Assets	0.28%	0.27%	0.30%	0.38%	0.43%	0.39%	0.39%	0.42%	0.50%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.28%	0.27%	0.30%	0.38%	0.44%	0.39%	0.40%	0.42%	0.50%	0.56%
Ratio of Net Investment Income to Average Net Assets	3.72%	4.23%	4.27%	3.33%	2.52%	2.75%	2.76%	2.69%	1.84%	1.96%
Portfolio Turnover Rate	14%	14%	14%	19%	16%	17%	18%	18%	23%	19%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
121

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS

	Dimensional VA Short-Term Fixed Portfolio					Dimensional VA Global Bond Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.33	$9.99	$10.20	$10.26	$10.41	$10.01	$9.72	$10.52	$10.62	$10.73
Income from Investment Operations (A)
Net Investment Income (Loss)	0.53	0.34	0.10	(— )	0.09	0.46	0.29	0.13	0.04	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.13	(0.31)	—	—	0.07	0.16	(0.85)	(0.14)	0.12
Total from Investment Operations	0.55	0.47	(0.21)	—	0.09	0.53	0.45	(0.72)	(0.10)	0.16
Less Distributions:
Net Investment Income	(0.39)	(0.13)	(— )	(0.06)	(0.24)	(0.39)	(0.16)	(0.08)	(— )	(0.27)
Total Distributions	(0.39)	(0.13)	—	(0.06)	(0.24)	(0.39)	(0.16)	(0.08)	—	(0.27)
Net Asset Value, End of Year	$10.49	$10.33	$9.99	$10.20	$10.26	$10.15	$10.01	$9.72	$10.52	$10.62
Total Return	5.54%	4.78%	(2.05%)	0.01%	0.84%	5.53%	4.68%	(6.90%)	(0.92%)	1.54%
Net Assets, End of Year (thousands)	$387,655	$353,200	$328,593	$282,429	$359,871	$336,766	$325,336	$338,083	$391,750	$416,369
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.18%	0.21%	0.21%	0.22%	0.23%	0.24%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.18%	0.21%	0.21%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	5.16%	3.35%	0.96%	(0.01%)	0.91%	4.64%	2.96%	1.25%	0.39%	0.40%
Portfolio Turnover Rate	33%	61%	74%	109%	97%	60%	62%	118%	133%	49%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
122

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS

	Dimensional VIT Inflation-Protected Securities Portfolio					Dimensional VA Global Moderate Allocation Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$8.94	$9.81	$11.81	$11.23	$10.40	$14.23	$13.73	$16.30	$13.19	$13.15
Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.36	0.80	0.48	0.15	0.39	0.22	0.24	0.16	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.48	(0.39)	(2.16)	0.28	0.85	2.72	0.70	(2.06)	3.27	0.19
Total from Investment Operations	0.77	(0.03)	(1.36)	0.76	1.00	3.11	0.92	(1.82)	3.43	0.44
Less Distributions:
Net Investment Income	(0.36)	(0.84)	(0.54)	(0.12)	(0.17)	(0.40)	(0.21)	(0.23)	(0.15)	(0.30)
Net Realized Gains	—	—	(0.10)	(0.06)	—	(0.16)	(0.21)	(0.52)	(0.17)	(0.10)
Total Distributions	(0.36)	(0.84)	(0.64)	(0.18)	(0.17)	(0.56)	(0.42)	(0.75)	(0.32)	(0.40)
Net Asset Value, End of Year	$9.35	$8.94	$9.81	$11.81	$11.23	$16.78	$14.23	$13.73	$16.30	$13.19
Total Return	8.79%	(0.49%)	(12.22%)	6.89%	9.72%	22.36%	6.76%	(11.67%)	26.33%	3.35%
Net Assets, End of Year (thousands)	$206,668	$199,047	$209,274	$220,920	$210,287	$228,816	$178,939	$162,053	$182,112	$146,978
Ratio of Expenses to Average Net Assets *	0.11%	0.11%	0.11%	0.12%	0.14%	0.28%(B)	0.28%(B)	0.28%(B)	0.29%(B)	0.30%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.11%	0.11%	0.11%	0.12%	0.14%	0.44%(B)	0.44%(B)	0.45%(B)	0.46%(B)	0.50%(B)
Ratio of Net Investment Income to Average Net Assets	3.11%	3.85%	7.49%	4.16%	1.34%	2.44%	1.56%	1.61%	1.03%	1.94%
Portfolio Turnover Rate	25%	22%	46%	17%	48%	8%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.20%	0.20%	0.20%	0.21%	0.23%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
123

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS

	Dimensional VA Equity Allocation Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$12.84	$12.52	$15.68	$10.98	$11.28
Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.24	0.27	0.22	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	3.70	0.67	(2.35)	4.71	(0.20)
Total from Investment Operations	3.97	0.91	(2.08)	4.93	(0.01)
Less Distributions:
Net Investment Income	(0.30)	(0.24)	(0.32)	(0.20)	(0.21)
Net Realized Gains	(0.30)	(0.35)	(0.76)	(0.03)	(0.08)
Total Distributions	(0.60)	(0.59)	(1.08)	(0.23)	(0.29)
Net Asset Value, End of Year	$16.21	$12.84	$12.52	$15.68	$10.98
Total Return	31.69%	7.35%	(14.25%)	45.39%	(0.25%)
Net Assets, End of Year (thousands)	$187,881	$114,020	$98,184	$101,923	$81,083
Ratio of Expenses to Average Net Assets *	0.31%	0.31%	0.31%	0.32%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.48%	0.49%	0.49%	0.52%	0.59%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.80%	1.96%	1.56%	1.80%
Portfolio Turnover Rate	11%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.20%	0.21%	0.23%	0.25%
See page 1-2 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
124

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc.  (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
Effective November 15, 2024 each Portfolio changed its name as detailed below.
New Name	Former Name
Dimensional VA U.S. Targeted Value Portfolio	VA U.S. Targeted Value Portfolio
Dimensional VA U.S. Large Value Portfolio	VA U.S. Large Value Portfolio
Dimensional VA International Value Portfolio	VA International Value Portfolio
Dimensional VA International Small Portfolio	VA International Small Portfolio
Dimensional VA Short-Term Fixed Portfolio	VA Short-Term Fixed Portfolio
Dimensional VA Global Bond Portfolio	VA Global Bond Portfolio
Dimensional VIT Inflation-Protected Securities Portfolio	VIT Inflation-Protected Securities Portfolio
Dimensional VA Global Moderate Allocation Portfolio	VA Global Moderate Allocation Portfolio
Dimensional VA Equity Allocation Portfolio	VA Equity Allocation Portfolio
Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.
As of October 31, 2024, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/24
Dimensional VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	3%
	Dimensional VA U.S. Large Value Portfolio (IDG)	1%
	Dimensional VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
125

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/24
	Dimensional VA Short-Term Fixed Portfolio (IDG)	3%
	Dimensional VA Global Bond Portfolio (IDG)	9%
	DFA International Real Estate Securities Portfolio (IDG)	—

Dimensional VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	Dimensional VA U.S. Large Value Portfolio (IDG)	2%
	Dimensional VA U.S. Targeted Value Portfolio (IDG)	4%
	U.S. Large Company Portfolio (DIG)	—
	Dimensional VA International Value Portfolio (IDG)	1%
	Dimensional VA International Small Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by Dimensional VA U.S. Targeted Value Portfolio and Dimensional VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by Dimensional VA International Value Portfolio and Dimensional VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies
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are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by the Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio and Dimensional VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Shares held by the Dimensional VA Global Moderate Allocation Portfolio and the Dimensional VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and Dimensional VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Dimensional VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.
The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Dimensional VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Dimensional VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.
3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.
4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred
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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios. For the year ended October 31, 2024, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
Dimensional VA U.S. Targeted Value Portfolio	0.27%
Dimensional VA U.S. Large Value Portfolio	0.19%
Dimensional VA International Value Portfolio	0.25%
Dimensional VA International Small Portfolio	0.35%
Dimensional VA Short-Term Fixed Portfolio	0.10%
Dimensional VA Global Bond Portfolio	0.19%
Dimensional VIT Inflation-Protected Securities Portfolio	0.09%
Dimensional VA Global Moderate Allocation Portfolio	0.23%
Dimensional VA Equity Allocation Portfolio	0.27%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Dimensional VIT Inflation-Protected Securities Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis,as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the
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Portfolio. The recovered previously waived fees/assumed expenses during the year ended October 31, 2024, waived fees/assumed expenses during the year ended October 31, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the Dimensional VA Equity Allocation Portfolio,the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.
Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Dimensional VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—
Dimensional VA Global Moderate Allocation Portfolio (2)	0.28%	—	$3	$335
Dimensional VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	274

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies)
(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund
(the “Short Term Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the
Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series. In addition, under the Fee Waiver
Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and the Short Term Series but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	Total
Dimensional VA Global Moderate Allocation Portfolio	$289	$287	$335	$911

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amount paid by the Fund to the CCO was $268 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
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D. Deferred Compensation:
As of October 31, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
Dimensional VA U.S. Targeted Value Portfolio	$1
Dimensional VA U.S. Large Value Portfolio	2
Dimensional VA International Value Portfolio	2
Dimensional VA International Small Portfolio	1
Dimensional VA Short-Term Fixed Portfolio	4
Dimensional VA Global Bond Portfolio	4
Dimensional VIT Inflation-Protected Securities Portfolio	—
Dimensional VA Global Moderate Allocation Portfolio	—
Dimensional VA Equity Allocation Portfolio	—

E. Purchases and Sales of Securities:
For the year ended October 31, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):
	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Dimensional VA U.S. Targeted Value Portfolio	—	—	$177,666	$137,329
Dimensional VA U.S. Large Value Portfolio	—	—	100,413	181,895
Dimensional VA International Value Portfolio	—	—	77,057	65,386
Dimensional VA International Small Portfolio	—	—	53,602	50,196
Dimensional VA Short-Term Fixed Portfolio	$45,848	$26,500	11,998	114,386
Dimensional VA Global Bond Portfolio	55,988	52,505	55,186	140,044
Dimensional VIT Inflation-Protected Securities Portfolio	49,921	58,048	—	—
Dimensional VA Global Moderate Allocation Portfolio	—	—	32,139	17,351
Dimensional VA Equity Allocation Portfolio	—	—	56,803	17,107
For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$43,490	$473,722	$502,583	$(7)	—	$14,622	1,264	$2,122	—
Total	$43,490	$473,722	$502,583	$(7)	—	$14,622		$2,122	—
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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$585	$59,389	$57,708	—	—	$2,266	196	$97	—
Total	$585	$59,389	$57,708	—	—	$2,266		$97	—
Dimensional VA International Value Portfolio
The DFA Short Term Investment Fund	$21,668	$291,367	$301,790	—	—	$11,245	972	$961	—
Total	$21,668	$291,367	$301,790	—	—	$11,245		$961	—
Dimensional VA International Small Portfolio
The DFA Short Term Investment Fund	$6,877	$51,186	$48,494	$(2)	—	$9,567	827	$542	—
Total	$6,877	$51,186	$48,494	$(2)	—	$9,567		$542	—
Dimensional VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$3,010	$132,643	$135,652	$(1)	—	—	—	$234	—
Total	$3,010	$132,643	$135,652	$(1)	—	—		$234	—
Dimensional VA Global Bond Portfolio
The DFA Short Term Investment Fund	$478	$5,702	$5,525	—	—	$655	57	$19	—
Total	$478	$5,702	$5,525	—	—	$655		$19	—
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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$56,403	$7,211	$8,152	$707	$18,329	$74,498	1,962	$877	$262
DFA Selectively Hedged Global Fixed Income Portfolio	22,672	7,178	1,725	(46)	760	28,839	3,026	881	—
Dimensional VA Global Bond Portfolio	22,670	7,430	1,744	(103)	586	28,839	2,841	916	—
U.S. Core Equity 1 Portfolio	19,909	1,796	2,001	259	6,630	26,593	627	330	—
International Core Equity Portfolio	20,365	1,846	2,056	101	3,573	23,829	1,494	810	—
Emerging Markets Core Equity Portfolio	9,516	749	298	(11)	1,896	11,852	488	367	—
DFA Two-Year Global Fixed Income Portfolio	9,306	2,602	491	(3)	120	11,534	1,169	443	—
Dimensional VA Short-Term Fixed Portfolio	9,304	2,509	486	3	204	11,534	1,100	349	—
Dimensional VA U.S. Large Value Portfolio	3,919	486	129	13	1,057	5,346	143	96	59
Dimensional VA International Value Portfolio	2,380	183	237	36	336	2,698	182	120	24
DFA Real Estate Securities Portfolio	1,786	91	31	(6)	540	2,380	56	71	9
DFA International Real Estate Securities Portfolio	622	56	—	—	95	773	207	36	—
Total	$178,852	$32,137	$17,350	$950	$34,126	$228,715		$5,296	$354
Dimensional VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$31,680	$13,154	$2,996	—	$12,209	$54,047	1,274	$612	—
U.S. Large Company Portfolio	25,340	11,723	3,312	$76	9,305	43,132	1,139	456	$813
Dimensional VA U.S. Targeted Value Portfolio	14,261	10,326	3,518	74	3,243	24,386	1,017	250	1,114
International Core Equity Portfolio	14,652	7,402	3,079	10	2,809	21,794	1,366	679	—
Emerging Markets Core Equity Portfolio	9,386	5,083	1,475	7	2,077	15,078	620	421	—
Dimensional VA U.S. Large Value Portfolio	7,949	4,499	1,239	37	2,388	13,634	364	202	123
Dimensional VA International Small Portfolio	4,520	1,929	733	(42)	1,047	6,721	531	159	—
Dimensional VA International Value Portfolio	3,345	1,593	491	7	598	5,052	341	179	36
DFA Real Estate Securities Portfolio	1,782	816	223	(22)	630	2,983	70	78	9
DFA International Real Estate Securities Portfolio	639	277	41	(11)	118	982	263	38	—
Total	$113,554	$56,802	$17,107	$136	$34,424	$187,809		$3,074	$2,095
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F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional VA U.S. Targeted Value Portfolio
2023	$8,909	$38,440	$47,349
2024	12,932	36,390	49,322
Dimensional VA U.S. Large Value Portfolio
2023	14,159	7,662	21,821
2024	14,547	8,871	23,418
Dimensional VA International Value Portfolio
2023	15,605	4,337	19,942
2024	21,981	3,600	25,581
Dimensional VA International Small Portfolio
2023	6,808	4,635	11,443
2024	8,825	—	8,825
Dimensional VA Short-Term Fixed Portfolio
2023	4,223	—	4,223
2024	13,160	—	13,160
Dimensional VA Global Bond Portfolio
2023	5,491	—	5,491
2024	12,675	—	12,675
Dimensional VIT Inflation-Protected Securities Portfolio
2023	18,023	—	18,023
2024	7,600	—	7,600
Dimensional VA Global Moderate Allocation Portfolio
2023	2,576	2,371	4,947
2024	5,158	1,881	7,039
Dimensional VA Equity Allocation Portfolio
2023	1,899	2,729	4,628
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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2024	$2,728	$2,697	$5,425

As of October 31, 2024, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional VA U.S. Targeted Value Portfolio	$12,132	$42,603	—	$131,009	$185,744
Dimensional VA U.S. Large Value Portfolio	11,831	66,984	—	253,581	332,396
Dimensional VA International Value Portfolio	18,591	9,146	—	60,532	88,269
Dimensional VA International Small Portfolio	10,305	6,736	—	7,812	24,853
Dimensional VA Short-Term Fixed Portfolio	15,601	—	$(4,193)	33	11,441
Dimensional VA Global Bond Portfolio	13,808	—	(31,543)	147	(17,588)
Dimensional VIT Inflation-Protected Securities Portfolio	4,855	—	(20,885)	(12,061)	(28,091)
Dimensional VA Global Moderate Allocation Portfolio	1,896	1,104	—	67,873	70,873
Dimensional VA Equity Allocation Portfolio	1,603	2,023	—	47,601	51,227
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
Dimensional VA Short-Term Fixed Portfolio	$4,193
Dimensional VA Global Bond Portfolio	31,543
Dimensional VIT Inflation-Protected Securities Portfolio	20,885
During the year ended October 31, 2024, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
Dimensional VA International Small Portfolio	$1,969
Dimensional VA Short-Term Fixed Portfolio	64

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As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional VA U.S. Targeted Value Portfolio	$576,570	$190,522	$(59,513)	$131,009
Dimensional VA U.S. Large Value Portfolio	421,761	273,311	(19,729)	253,582
Dimensional VA International Value Portfolio	454,124	97,419	(36,828)	60,591
Dimensional VA International Small Portfolio	306,928	62,339	(54,500)	7,839
Dimensional VA Short-Term Fixed Portfolio	397,215	87	(55)	32
Dimensional VA Global Bond Portfolio	333,679	1,238	(1,089)	149
Dimensional VIT Inflation-Protected Securities Portfolio	218,288	31	(12,092)	(12,061)
Dimensional VA Global Moderate Allocation Portfolio	161,421	68,264	(391)	67,873
Dimensional VA Equity Allocation Portfolio	140,208	47,692	(92)	47,600
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.
2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in
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these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. Forward Currency Contracts: The Dimensional VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.
Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):
	Forward Currency Contracts*	Futures**
Dimensional VA U.S. Targeted Value Portfolio	$ —	$127
Dimensional VA International Value Portfolio	—	155
Dimensional VA International Small Portfolio	—	42
Dimensional VA Global Bond Portfolio	157,045	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
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The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):
	Asset Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts
Dimensional VA Global Bond Portfolio	$1,326	$1,326

Liability Derivatives Value
	Total Value at October 31, 2024	Forward Currency Contracts
Dimensional VA Global Bond Portfolio	$(180)	$(180)
The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts in thousands):
Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
Dimensional VA U.S. Targeted Value Portfolio	$(3)	—	$(3)
Dimensional VA U.S. Large Value Portfolio	34	—	34
Dimensional VA International Value Portfolio	128	—	128
Dimensional VA International Small Portfolio	(1)	—	(1)
Dimensional VA Global Bond Portfolio	(3,359)	$(3,359)	—
Dimensional VA Equity Allocation Portfolio	(18)	—	(18)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
Dimensional VA Global Bond Portfolio	$429	$429

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of October 31, 2024, there were no futures contracts outstanding. During the year ended October 31, 2024, the Portfolios had limited activity in futures contracts.
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or
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termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2024 (amounts in thousands):
		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
Dimensional VA Global Bond Portfolio
Citibank, N.A.	$75	$75	$(28)	—	—	$47	$28	$28	$(28)	—	—	—
State Street Bank and Trust	351	351	—	—	—	351	—	—	—	—	—	—
UBS AG	315	315	(56)	—	—	259	56	56	(56)	—	—	—
Morgan Stanley and Co. International	66	66	—	—	—	66	—	—	—	—	—	—
HSBC Bank	—	—	—	—	—	—	59	59	—	—	—	$59
Royal Bank of Canada	43	43	(12)	—	—	31	12	12	(12)	—	—	—
Societe Generale	451	451	—	—	—	451	—	—	—	—	—	—
Barclays Capital	—	—	—	—	—	—	25	25	—	—	—	25
NatWest Markets PLC	25	25	—	—	—	25	—	—	—	—	—	—
Total	$1,326	$1,326	$(96)	—	—	$1,230	$180	$180	$(96)	—	—	$84

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.
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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
For the year ended October 31, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
Dimensional VA U.S. Targeted Value Portfolio	6.08%	$1,175	19	$4	$7,015	—
Dimensional VA U.S. Large Value Portfolio	6.07%	5,140	36	31	21,446	—
Dimensional VA International Value Portfolio	6.08%	323	52	3	1,689	—
Dimensional VA International Small Portfolio	6.06%	483	73	6	2,191	—
Dimensional VA Global Moderate Allocation Portfolio	5.98%	428	45	3	1,232	—
Dimensional VA Equity Allocation Portfolio	6.02%	266	80	4	2,560	$251

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that each Portfolio's available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
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For the year ended October 31, 2024, activity by the following Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):
	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2024
Dimensional VA U.S. Large Value Portfolio	Borrower	5.69%	$24,354	3	$12	$24,354	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024 that the Portfolio's utilized the interfund lending program.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.
For the year ended October 31, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional VA U.S. Targeted Value Portfolio	$26,094	$33,364	$12,103
Dimensional VA U.S. Large Value Portfolio	19,281	34,831	10,802
Dimensional VA International Value Portfolio	9,867	6,304	716
Dimensional VA International Small Portfolio	9,192	7,612	2,114
J. Securities Lending:
As of October 31, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral  consisting of short-and/or long term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
Dimensional VA U.S. Targeted Value Portfolio	$12
Dimensional VA International Value Portfolio	3,698
Dimensional VA International Small Portfolio	8,582

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market
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value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Short Term Series"), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
L. Other:
As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional VA U.S. Targeted Value Portfolio	7	68%
Dimensional VA U.S. Large Value Portfolio	5	63%
Dimensional VA International Value Portfolio	4	64%
Dimensional VA International Small Portfolio	4	60%
Dimensional VA Short-Term Fixed Portfolio	4	72%
Dimensional VA Global Bond Portfolio	6	87%
Dimensional VIT Inflation-Protected Securities Portfolio	5	80%
Dimensional VA Global Moderate Allocation Portfolio	4	74%
Dimensional VA Equity Allocation Portfolio	4	86%
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The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
M. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional VA U.S. Targeted Value Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA International Value Portfolio, Dimensional VA International Small Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio, Dimensional VIT Inflation-Protected Securities Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Dimensional VA U.S. Targeted Value Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA International Value Portfolio, Dimensional VA International Small Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio, Dimensional VIT Inflation-Protected Securities Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024, and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional VA U.S. Targeted Value Portfolio	18%	8%	74%	—	—	100%	55%	63%	—	—	—	1%	100%
Dimensional VA U.S. Large Value Portfolio	62%	—	38%	—	—	100%	100%	100%	—	—	—	—	—
Dimensional VA International Value Portfolio	83%	3%	14%	—	—	100%	—	74%	—	7%	91%	—	100%
Dimensional VA International Small Portfolio	100%	—	—	—	—	100%	—	69%	—	7%	77%	—	—
Dimensional VA Short-Term Fixed Portfolio	100%	—	—	—	—	100%	—	—	34%	—	—	55%	—
Dimensional VA Global Bond Portfolio	100%	—	—	—	—	100%	—	—	17%	—	—	30%	—
Dimensional VIT Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
Dimensional VA Global Moderate Allocation Portfolio	71%	2%	27%	—	—	100%	22%	35%	—	2%	27%	8%	100%
Dimensional VA Equity Allocation Portfolio	50%	—	50%	—	—	100%	58%	82%	—	3%	43%	2%	100%

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

145

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

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Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
147

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
148

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
149

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable
150

DFA-103124-004A

Annual Financial Statements & Other Information
Year Ended: October 31, 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ɏ	Represents 7 Day subsidized yield as of 10/31/24
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
Financial Highlights
(A)	Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

1

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value†
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (3.0%)
	Meta Platforms, Inc., Class A	195,687	$111,068,028
CONSUMER DISCRETIONARY — (10.3%)
*	Amazon.com, Inc.	352,780	65,758,192
	Best Buy Co., Inc.	4,706	425,564
	Booking Holdings, Inc.	699	3,268,699
*	Burlington Stores, Inc.	31,695	7,853,070
*	Chipotle Mexican Grill, Inc.	139,050	7,754,819
	Darden Restaurants, Inc.	26,996	4,319,900
*	Deckers Outdoor Corp.	23,070	3,711,732
*	Expedia Group, Inc.	70,338	10,994,533
	Home Depot, Inc.	384,814	151,520,512
	Las Vegas Sands Corp.	44,972	2,331,798
*	Lululemon Athletica, Inc.	2,074	617,845
	Marriott International, Inc., Class A	1	260
	NIKE, Inc., Class B	105,301	8,121,866
	Pool Corp.	17,196	6,218,761
	Ross Stores, Inc.	214,145	29,920,339
	Starbucks Corp.	37,155	3,630,044
	TJX Cos., Inc.	419,870	47,457,906
	Tractor Supply Co.	79,952	21,228,056
	Williams-Sonoma, Inc.	11,565	1,551,213
TOTAL CONSUMER DISCRETIONARY			376,685,109
CONSUMER STAPLES — (12.1%)
	Altria Group, Inc.	128,765	7,012,542
*	BJ's Wholesale Club Holdings, Inc.	11,954	1,012,862
	Brown-Forman Corp. (BF/A US), Class A	2,508	109,299
	Clorox Co.	71,957	11,408,782
	Coca-Cola Co.	1,039,588	67,895,492
	Colgate-Palmolive Co.	232,810	21,816,625
	Costco Wholesale Corp.	85,860	75,057,095
#	Hershey Co.	44,685	7,935,162
	Kimberly-Clark Corp.	274,663	36,854,281
	PepsiCo, Inc.	510,022	84,704,454
	Procter & Gamble Co.	540,250	89,238,495
	Sysco Corp.	484,269	36,295,962
TOTAL CONSUMER STAPLES			439,341,051
		Shares	Value†
ENERGY — (1.7%)
	APA Corp.	340	$8,024
	Cheniere Energy, Inc.	184,567	35,322,432
	Targa Resources Corp.	146,682	24,490,027
	Texas Pacific Land Corp.	723	843,018
TOTAL ENERGY			60,663,501
FINANCIALS — (11.7%)
	Ameriprise Financial, Inc.	86,091	43,932,237
*	Corpay, Inc.	1,071	353,130
	Equitable Holdings, Inc.	137,366	6,228,175
	FactSet Research Systems, Inc.	867	393,670
	LPL Financial Holdings, Inc.	701	197,808
	Marsh & McLennan Cos., Inc.	51,856	11,317,054
	Mastercard, Inc., Class A	342,939	171,328,895
	Moody's Corp.	35,508	16,122,052
	Visa, Inc., Class A	603,286	174,862,447
TOTAL FINANCIALS			424,735,468
HEALTH CARE — (12.8%)
	AbbVie, Inc.	720,350	146,857,754
	Amgen, Inc.	198,637	63,595,622
	Cencora, Inc.	153,459	35,000,929
*	DaVita, Inc.	9,392	1,313,096
*	Edwards Lifesciences Corp.	3	201
	Eli Lilly & Co.	205,235	170,291,689
*	IDEXX Laboratories, Inc.	31,399	12,776,881
*	IQVIA Holdings, Inc.	3,497	719,753
*	Solventum Corp.	39,626	2,876,055
*	Waters Corp.	24,713	7,985,017
	West Pharmaceutical Services, Inc.	67	20,631
	Zoetis, Inc.	136,127	24,336,785
TOTAL HEALTH CARE			465,774,413
INDUSTRIALS — (14.9%)
	Advanced Drainage Systems, Inc.	2,463	369,154
	Automatic Data Processing, Inc.	134,474	38,895,260
*	Boeing Co.	60,512	9,035,047

2

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp.	52,858	$9,602,184
	Broadridge Financial Solutions, Inc.	70,417	14,848,129
#	Caterpillar, Inc.	179,337	67,466,579
	Cintas Corp.	61,082	12,571,286
	Deere & Co.	2,345	948,998
	Expeditors International of Washington, Inc.	12,767	1,519,273
	Fastenal Co.	286,712	22,415,144
	Ferguson Enterprises, Inc.	42,056	8,274,098
	Honeywell International, Inc.	166,186	34,181,137
	Illinois Tool Works, Inc.	95,864	25,032,966
	Lennox International, Inc.	20,650	12,443,071
	Lincoln Electric Holdings, Inc.	4,875	938,730
	Lockheed Martin Corp.	94,240	51,459,752
#	Old Dominion Freight Line, Inc.	72,503	14,596,304
	Paychex, Inc.	242,009	33,719,114
	Rockwell Automation, Inc.	16,558	4,416,184
	Rollins, Inc.	75,167	3,543,372
	Trane Technologies PLC	18,913	7,000,836
	Union Pacific Corp.	172,591	40,053,193
	United Parcel Service, Inc., Class B	55,885	7,491,943
	Verisk Analytics, Inc.	111,740	30,697,213
	Vertiv Holdings Co., Class A	170,425	18,625,748
	Waste Management, Inc.	137,529	29,685,635
	WW Grainger, Inc.	36,312	40,278,360
*	XPO, Inc.	23,200	3,028,296
TOTAL INDUSTRIALS			543,137,006
INFORMATION TECHNOLOGY — (29.1%)
*	Adobe, Inc.	107,406	51,348,660
	Apple, Inc.	817,537	184,689,784
	Applied Materials, Inc.	183,118	33,250,566
*	AppLovin Corp., Class A	125,307	21,225,753
*	Autodesk, Inc.	40,495	11,492,481
	CDW Corp.	86,520	16,285,660
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fortinet, Inc.	47,650	$3,748,149
*	Gartner, Inc.	54,043	27,156,607
*	GoDaddy, Inc., Class A	63,197	10,541,260
	International Business Machines Corp.	85,478	17,670,012
	KLA Corp.	47,571	31,693,227
	Lam Research Corp.	405,720	30,165,282
*	Manhattan Associates, Inc.	4,950	1,303,632
	Microchip Technology, Inc.	12,707	932,313
	Microsoft Corp.	410,878	166,960,275
	Motorola Solutions, Inc.	51,950	23,343,732
	NetApp, Inc.	144,515	16,664,025
	NVIDIA Corp.	2,048,559	271,966,826
	NXP Semiconductors NV	14,751	3,459,109
#	Oracle Corp.	682,988	114,632,706
	QUALCOMM, Inc.	10,256	1,669,369
	Texas Instruments, Inc.	102,223	20,767,625
TOTAL INFORMATION TECHNOLOGY			1,060,967,053
MATERIALS — (0.7%)
	Sherwin-Williams Co.	70,484	25,287,545
UTILITIES — (0.5%)
	Vistra Corp.	155,871	19,477,640
TOTAL COMMON STOCKS Cost ($1,921,469,064)			3,527,136,814

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	32,896,989	32,896,989
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	7,216,960	83,471,354
TOTAL INVESTMENTS — (100.0%)
(Cost $2,037,837,407)			$3,643,505,157

3

U.S. Large Cap Growth Portfolio
CONTINUED
As of October 31, 2024, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	89	12/20/24	$25,808,445	$25,536,325	$(272,120)
Total Futures Contracts			$25,808,445	$25,536,325	$(272,120)
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$111,068,028	—	—	$111,068,028
Consumer Discretionary	376,685,109	—	—	376,685,109
Consumer Staples	439,341,051	—	—	439,341,051
Energy	60,663,501	—	—	60,663,501
Financials	424,735,468	—	—	424,735,468
Health Care	465,774,413	—	—	465,774,413
Industrials	543,137,006	—	—	543,137,006
Information Technology	1,060,967,053	—	—	1,060,967,053
Materials	25,287,545	—	—	25,287,545
Utilities	19,477,640	—	—	19,477,640
Temporary Cash Investments	32,896,989	—	—	32,896,989
Securities Lending Collateral	—	$83,471,354	—	83,471,354
Total Investments in Securities	$3,560,033,803	$83,471,354	—	$3,643,505,157
Financial Instruments
Liabilities
Futures Contracts**	(272,120)	—	—	(272,120)
Total Financial Instruments	$(272,120)	—	—	$(272,120)
** Valued at the unrealized appreciation/(depreciation) on the investment.
See accompanying Notes to Financial Statements.
4

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.4%)
*	Anterix, Inc.	21,531	$699,327
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	7,436	312,758
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	24,919	984,550
*	Cargurus, Inc.	89,538	2,777,469
*	Cinemark Holdings, Inc.	124,486	3,703,459
*	Gambling.com Group Ltd.	28,642	275,822
*	Gannett Co., Inc.	83,431	391,291
*	Gogo, Inc.	94,200	617,010
	IDT Corp., Class B	26,370	1,237,544
*	IMAX Corp.	74,230	1,803,789
	Iridium Communications, Inc.	92,938	2,725,872
	John Wiley & Sons, Inc. (WLY US), Class A	44,907	2,213,915
*	Lumen Technologies, Inc.	437,775	2,797,382
*	Magnite, Inc.	32,684	407,896
	New York Times Co., Class A	108,005	6,030,999
	Nexstar Media Group, Inc.	1,466	257,899
*	PubMatic, Inc., Class A	28,270	415,710
*	QuinStreet, Inc.	35,804	751,884
*	Stagwell, Inc.	118,951	738,686
*	TechTarget, Inc.	28,638	828,927
	Townsquare Media, Inc., Class A	917	8,987
*	Travelzoo	9,705	165,956
*	TripAdvisor, Inc.	63,234	1,014,273
*	Yelp, Inc.	69,899	2,386,352
*	ZipRecruiter, Inc., Class A	63,516	588,793
TOTAL COMMUNICATION SERVICES			34,136,550
CONSUMER DISCRETIONARY — (16.4%)
*	Abercrombie & Fitch Co., Class A	39,265	5,174,734
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Accel Entertainment, Inc.	46,293	$511,075
	Acushnet Holdings Corp.	73,215	4,488,079
	American Eagle Outfitters, Inc.	107,813	2,112,057
	Aramark	86,309	3,265,069
	Arhaus, Inc.	53,127	450,517
	Arko Corp.	55,472	368,889
	Autoliv, Inc.	44,976	4,177,371
*	AutoNation, Inc.	28,394	4,414,415
	Bloomin' Brands, Inc.	94,496	1,567,689
*	Boot Barn Holdings, Inc.	30,194	3,760,663
#	Bowlero Corp., Class A	13,273	137,641
	Boyd Gaming Corp.	2,041	141,421
*	Bright Horizons Family Solutions, Inc.	14,265	1,903,950
*	Brinker International, Inc.	22,602	2,321,451
	Brunswick Corp.	50,174	4,000,875
	Buckle, Inc.	51,671	2,199,118
	Build-A-Bear Workshop, Inc.	18,511	705,084
	Camping World Holdings, Inc., Class A	58,336	1,170,220
*	Capri Holdings Ltd.	51,096	1,008,635
	Carriage Services, Inc.	6,921	258,776
	Carter's, Inc.	35,659	1,950,547
*	Cavco Industries, Inc.	8,315	3,407,445
*	Champion Homes, Inc.	55,715	4,915,734
	Cheesecake Factory, Inc.	62,947	2,909,410
#	Choice Hotels International, Inc.	34,922	4,871,968
	Columbia Sportswear Co.	19,300	1,553,071
*	Cooper-Standard Holdings, Inc.	7,200	90,360
#	Cricut, Inc., Class A	22,913	150,768
#*	Crocs, Inc.	46,710	5,036,272
*	Dave & Buster's Entertainment, Inc.	38,786	1,432,367
	Dillard's, Inc., Class A	9,875	3,668,760
*	Dorman Products, Inc.	19,044	2,171,587
*	Dream Finders Homes, Inc., Class A	31,204	931,439
*	Envela Corp.	10,494	55,198

5

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	European Wax Center, Inc., Class A	56,459	$405,940
*	Figs, Inc., Class A	52,119	325,744
*	Frontdoor, Inc.	79,753	3,962,927
*	Funko, Inc., Class A	7,636	90,410
	Gap, Inc.	277,535	5,764,402
	Gentex Corp.	131,659	3,990,584
*	Global Business Travel Group I	3,836	29,269
*	Grand Canyon Education, Inc.	31,916	4,376,003
	H&R Block, Inc.	94,392	5,638,034
	Hamilton Beach Brands Holding Co., Class A	666	18,415
*	Hanesbrands, Inc.	271,664	1,888,065
	Hasbro, Inc.	107,125	7,030,614
	Installed Building Products, Inc.	27,915	6,054,763
	International Game Technology PLC	2,090	42,469
	J Jill, Inc.	11,012	263,297
	Jack in the Box, Inc.	4,336	213,548
	Kontoor Brands, Inc.	65,219	5,584,703
#*	Kura Sushi USA, Inc., Class A	10,600	1,058,092
	Laureate Education, Inc.	81,417	1,398,744
#	Levi Strauss & Co., Class A	44,067	753,105
*	Light & Wonder, Inc.	6,269	587,907
	Marine Products Corp.	7,670	72,175
*	Mattel, Inc.	219,385	4,471,066
*	Modine Manufacturing Co.	59,366	6,991,534
	Murphy USA, Inc.	1,641	801,546
	Nathan's Famous, Inc.	430	36,219
	Nordstrom, Inc.	144,979	3,277,975
*	Norwegian Cruise Line Holdings Ltd.	330,139	8,365,722
#*	Ollie's Bargain Outlet Holdings, Inc.	45,583	4,185,887
*	OneSpaWorld Holdings Ltd.	96,754	1,694,163
	Papa John's International, Inc.	6,657	348,760
	Patrick Industries, Inc.	11,699	1,473,840
*	PlayAGS, Inc.	30,743	357,541
	Polaris, Inc.	55,016	3,846,169
*	Potbelly Corp.	30,930	228,263
	Red Rock Resorts, Inc., Class A	49,765	2,560,907
#*	Revolve Group, Inc.	36,747	912,061
*	RH	9,371	2,980,447
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Savers Value Village, Inc.	19,461	$199,086
*	Shake Shack, Inc., Class A	24,125	2,935,289
	SharkNinja, Inc.	14,231	1,312,241
*	Sonos, Inc.	119,421	1,496,345
	Steven Madden Ltd.	85,157	3,829,510
*	Stride, Inc.	38,763	3,615,813
	Tapestry, Inc.	110,466	5,241,612
	Tempur Sealy International, Inc.	133,602	6,400,872
*	Tile Shop Holdings, Inc.	6,058	40,043
*	United Parks & Resorts, Inc.	48,420	2,548,345
*	Universal Technical Institute, Inc.	54,349	904,367
	Upbound Group, Inc.	56,358	1,647,908
	Vail Resorts, Inc.	27,863	4,616,620
*	Valvoline, Inc.	112,952	4,549,707
#	VF Corp.	243,233	5,037,355
*	Victoria's Secret & Co.	77,060	2,331,836
*	Visteon Corp.	28,109	2,536,837
*	Vizio Holding Corp., Class A	6,479	72,111
	Wendy's Co.	201,305	3,846,939
	Worthington Enterprises, Inc.	19,976	765,081
	Wyndham Hotels & Resorts, Inc.	61,267	5,411,101
*Ω	XPEL, Inc.	25,270	974,664
*	YETI Holdings, Inc.	72,027	2,536,071
TOTAL CONSUMER DISCRETIONARY			232,213,718
CONSUMER STAPLES — (5.4%)
*	Boston Beer Co., Inc. , Class A	6,610	1,923,973
#*	Celsius Holdings, Inc.	55,519	1,670,012
*	Chefs' Warehouse, Inc.	40,109	1,601,151
	Coca-Cola Consolidated, Inc.	4,470	5,025,442
*	Coty, Inc., Class A	55,551	413,299
*	elf Beauty, Inc.	27,301	2,873,430
	Energizer Holdings, Inc.	73,038	2,342,329
	Flowers Foods, Inc.	164,232	3,650,877
*	Fresh Market, Inc.	15,766	0
*	Freshpet, Inc.	37,365	4,952,357
*	Honest Co., Inc.	36,019	133,991
	Interparfums, Inc.	31,841	3,854,990
	J&J Snack Foods Corp.	21,352	3,504,290

6

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B Sanfilippo & Son, Inc.	11,228	$926,422
	Lamb Weston Holdings, Inc.	55,132	4,283,205
	Lancaster Colony Corp.	21,652	3,758,787
	Lifevantage Corp.	4,400	53,768
*	Lifeway Foods, Inc.	8,013	213,226
	Limoneira Co.	4,079	104,586
*	Mama's Creations, Inc.	33,638	250,603
	National Beverage Corp.	65,383	2,954,658
	Natural Grocers by Vitamin Cottage, Inc.	22,583	618,323
	Oil-Dri Corp. of America	4,163	282,460
*	Pilgrim's Pride Corp.	22,014	1,066,358
	PriceSmart, Inc.	11,477	953,509
	Reynolds Consumer Products, Inc.	127,885	3,446,501
*	Sprouts Farmers Market, Inc.	117,824	15,132,136
	Tootsie Roll Industries, Inc.	38,047	1,109,831
	Turning Point Brands, Inc.	23,500	1,109,905
	Utz Brands, Inc.	61,019	1,050,747
#*	Vita Coco Co., Inc.	57,261	1,695,498
*	Vital Farms, Inc.	42,528	1,474,871
	WD-40 Co.	13,268	3,477,145
TOTAL CONSUMER STAPLES			75,908,680
ENERGY — (3.3%)
	Antero Midstream Corp.	249,678	3,587,873
	Archrock, Inc.	150,443	3,011,869
	Cactus, Inc., Class A	60,780	3,603,646
#*	Centrus Energy Corp., Class A	14,672	1,523,100
	ChampionX Corp.	130,205	3,674,385
#	Core Laboratories, Inc.	46,816	884,823
#	CVR Energy, Inc.	80,249	1,275,959
	Energy Services of America Corp.	14,647	169,612
	EnLink Midstream LLC	347,900	5,162,836
	EQT Corp.	112,656	4,116,450
	Excelerate Energy, Inc., Class A	20,233	483,164
		Shares	Value†
ENERGY — (Continued)
#*	KLX Energy Services Holdings, Inc.	13,748	$60,766
	Magnolia Oil & Gas Corp., Class A	165,008	4,171,402
*	Nabors Industries Ltd.	6,952	517,298
*	Oceaneering International, Inc.	113,589	2,771,572
	Sitio Royalties Corp., Class A	42,870	955,572
	Solaris Energy Infrastructure, Inc.	25,571	336,003
*	TETRA Technologies, Inc.	161,339	540,486
*	Tidewater, Inc.	48,636	2,921,565
*	Uranium Energy Corp.	399,140	2,961,619
*	Weatherford International PLC	56,155	4,436,245
TOTAL ENERGY			47,166,245
FINANCIALS — (9.9%)
	AMERISAFE, Inc.	19,786	1,069,433
	Artisan Partners Asset Management, Inc., Class A	59,461	2,622,230
*	AvidXchange Holdings, Inc.	20,364	167,799
*	Baldwin Insurance Group, Inc.	22,993	1,063,656
*	Bancorp, Inc.	59,164	2,973,583
	BGC Group, Inc., Class A	364,140	3,411,992
	Brightsphere Investment Group, Inc.	40,589	1,071,144
*	Cantaloupe, Inc.	68,662	608,345
	Cass Information Systems, Inc.	13,166	544,546
	City Holding Co.	14,652	1,708,423
*	Coastal Financial Corp.	1,442	90,832
	Cohen & Steers, Inc.	47,439	4,685,550
	Commerce Bancshares, Inc.	6,930	433,125
	Crawford & Co. (CRD/A US), Class A	31,015	345,507
	Crawford & Co. (CRD/B US), Class B	30,600	342,108
*	Credit Acceptance Corp.	7,009	2,978,825

7

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Diamond Hill Investment Group, Inc.	2,922	$440,988
	DigitalBridge Group, Inc.	114,781	1,800,914
*	Donnelley Financial Solutions, Inc.	35,884	2,093,473
*	Euronet Worldwide, Inc.	41,356	4,072,325
	Evercore, Inc., Class A	15,062	3,978,929
	EVERTEC, Inc.	72,062	2,360,751
	Federated Hermes, Inc.	84,142	3,376,618
	First Financial Bankshares, Inc.	89,368	3,229,760
	FirstCash Holdings, Inc.	25,893	2,679,149
*	Flywire Corp.	32,181	560,593
*	Goosehead Insurance, Inc., Class A	22,220	2,419,758
	Greene County Bancorp, Inc.	99	2,772
	Hamilton Lane, Inc., Class A	33,273	5,977,162
	HCI Group, Inc.	7,079	802,122
*	I3 Verticals, Inc., Class A	29,879	686,918
*	International Money Express, Inc.	32,180	566,046
	Kinsale Capital Group, Inc.	11,397	4,879,170
	Lakeland Financial Corp.	20,374	1,325,736
#	Lazard, Inc.	81,222	4,303,954
*	LendingTree, Inc.	2,534	144,514
	MarketAxess Holdings, Inc.	31,113	9,004,724
	Moelis & Co., Class A	29,225	1,940,540
*	NCR Atleos Corp.	28,306	741,051
*	NerdWallet, Inc., Class A	20,887	306,830
*	Open Lending Corp.	114,264	639,878
*	Oscar Health, Inc., Class A	80,098	1,345,646
*	Palomar Holdings, Inc.	25,055	2,249,187
*	Paymentus Holdings, Inc., Class A	18,116	445,835
*	Payoneer Global, Inc.	354,433	3,055,212
*	Paysign, Inc.	3,185	11,498
	Piper Sandler Cos.	12,123	3,438,568
	PJT Partners, Inc., Class A	23,836	3,312,251
	Primerica, Inc.	20,946	5,798,062
		Shares	Value†
FINANCIALS — (Continued)
	PROG Holdings, Inc.	41,906	$1,830,035
	RLI Corp.	39,546	6,167,990
	SEI Investments Co.	23,763	1,776,522
	ServisFirst Bancshares, Inc.	16,482	1,370,313
#*	Shift4 Payments, Inc., Class A	50,916	4,604,843
	Silvercrest Asset Management Group, Inc., Class A	11,193	195,094
*	Skyward Specialty Insurance Group, Inc.	2,823	124,805
	SLM Corp.	189,078	4,165,388
	StepStone Group, Inc., Class A	32,889	1,977,616
*	Triumph Financial, Inc.	7,610	672,496
	Victory Capital Holdings, Inc., Class A	52,962	3,174,013
	Virtu Financial, Inc., Class A	72,491	2,244,321
	Western Union Co.	275,212	2,961,281
*	WEX, Inc.	27,867	4,809,844
	WisdomTree, Inc.	165,757	1,715,585
TOTAL FINANCIALS			139,898,178
HEALTH CARE — (10.1%)
*	ACADIA Pharmaceuticals, Inc.	118,115	1,723,298
*	Accuray, Inc.	40,786	70,560
*	Addus HomeCare Corp.	12,344	1,535,840
*	ADMA Biologics, Inc.	158,053	2,577,844
*	Alkermes PLC	138,732	3,565,412
*	Amedisys, Inc.	8,478	802,019
*	AMN Healthcare Services, Inc.	10,936	414,912
*	Amneal Pharmaceuticals, Inc.	246,191	2,085,238
*	Amphastar Pharmaceuticals, Inc.	50,162	2,534,686
*	ANI Pharmaceuticals, Inc.	20,698	1,184,857
*	Artivion, Inc.	41,653	1,096,723
*	Astrana Health, Inc.	45,104	2,425,693
*	AtriCure, Inc.	40,583	1,346,544
*	Bioventus, Inc., Class A	4,592	62,313

8

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Brookdale Senior Living, Inc.	195,222	$1,224,042
	Bruker Corp.	36,324	2,056,302
*	Catalyst Pharmaceuticals, Inc.	117,633	2,564,399
	Chemed Corp.	9,743	5,263,558
*	Collegium Pharmaceutical, Inc.	44,485	1,518,718
	CONMED Corp.	13,703	935,093
#*	Corcept Therapeutics, Inc.	102,880	5,038,034
*	CorVel Corp.	17,641	5,253,843
*	DaVita, Inc.	33,471	4,679,581
*	Electromed, Inc.	7,134	165,866
	Encompass Health Corp.	82,272	8,182,773
	Ensign Group, Inc.	50,176	7,776,778
*	Evolent Health, Inc., Class A	30,070	702,135
*	Exelixis, Inc.	151,611	5,033,485
*	GoodRx Holdings, Inc., Class A	88,925	544,221
*	Haemonetics Corp.	36,425	2,592,003
*	Halozyme Therapeutics, Inc.	124,165	6,279,024
*	Harmony Biosciences Holdings, Inc.	54,529	1,752,017
*	HealthEquity, Inc.	46,583	3,971,201
*	InfuSystem Holdings, Inc.	8,966	55,500
*	Integer Holdings Corp.	10,404	1,292,697
	iRadimed Corp.	7,464	367,751
*	Joint Corp.	6,965	76,963
*	Kiniksa Pharmaceuticals International PLC	38,431	868,156
*	Lantheus Holdings, Inc.	56,260	6,179,598
	LeMaitre Vascular, Inc.	12,375	1,093,826
*	Maravai LifeSciences Holdings, Inc., Class A	79,762	591,036
*	Masimo Corp.	23,210	3,342,472
*	Merit Medical Systems, Inc.	51,387	5,069,841
	Mesa Laboratories, Inc.	5,400	615,816
*	MiMedx Group, Inc.	132,810	909,749
	National Research Corp.	22,786	413,110
*	Option Care Health, Inc.	156,905	3,615,091
	Organon & Co.	186,896	3,509,907
		Shares	Value†
HEALTH CARE — (Continued)
*	Pennant Group, Inc.	26,618	$850,977
	Phibro Animal Health Corp., Class A	12,008	277,625
*	Privia Health Group, Inc.	106,666	1,958,388
*	Progyny, Inc.	79,777	1,200,644
*	Puma Biotechnology, Inc.	29,793	84,910
*	RadNet, Inc.	12,295	799,667
*	Repligen Corp.	18,288	2,455,530
	Select Medical Holdings Corp.	122,051	3,915,396
#*	Semler Scientific, Inc.	6,008	176,515
	SIGA Technologies, Inc.	71,259	514,490
	Simulations Plus, Inc.	13,395	364,612
*	Sotera Health Co.	223,855	3,507,808
*	STAAR Surgical Co.	47,011	1,362,849
*	Surmodics, Inc.	12,790	479,881
*	Tectonic Therapeutic, Inc.	2,530	103,806
*	Tenet Healthcare Corp.	37,504	5,813,870
	U.S. Physical Therapy, Inc.	12,683	1,016,923
*	UFP Technologies, Inc.	7,702	2,056,434
TOTAL HEALTH CARE			141,900,850
INDUSTRIALS — (26.5%)
	AAON, Inc.	77,615	8,865,185
	Acuity Brands, Inc.	12,966	3,898,747
	Alamo Group, Inc.	9,780	1,658,101
	Albany International Corp., Class A	30,036	2,040,045
	Allison Transmission Holdings, Inc.	89,446	9,558,200
*	API Group Corp.	58,900	2,010,846
	Apogee Enterprises, Inc.	25,454	1,904,977
	Applied Industrial Technologies, Inc.	34,370	7,959,748
	Argan, Inc.	7,841	1,035,326
	Aris Water Solutions, Inc., Class A	20,854	344,091
	Armstrong World Industries, Inc.	41,056	5,729,365
#*	Array Technologies, Inc.	150,080	980,022
	Atkore, Inc.	34,863	2,989,851
	Atmus Filtration Technologies, Inc.	25,096	977,238
*	AZEK Co., Inc.	58,932	2,593,008
	AZZ, Inc.	23,683	1,804,171

9

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Barrett Business Services, Inc.	33,180	$1,200,784
*	Beacon Roofing Supply, Inc.	52,443	4,828,427
*	Blue Bird Corp.	32,763	1,379,650
	Brady Corp., Class A	44,965	3,198,810
	Brink's Co.	43,472	4,468,487
	BWX Technologies, Inc.	65,318	7,952,466
*	CACI International, Inc., Class A	1,168	645,390
	Cadre Holdings, Inc.	27,675	962,260
*	Casella Waste Systems, Inc., Class A	29,847	2,921,424
*	CBIZ, Inc.	57,147	3,939,143
*	CECO Environmental Corp.	33,937	807,701
*	Clean Harbors, Inc.	16,689	3,859,498
	Comfort Systems USA, Inc.	19,328	7,558,021
*	Construction Partners, Inc., Class A	40,499	3,188,486
*	Core & Main, Inc., Class A	93,920	4,158,778
	CRA International, Inc.	8,941	1,628,514
	Crane Co.	7,024	1,104,735
	CSG Systems International, Inc.	35,884	1,672,553
	CSW Industrials, Inc.	15,380	5,430,678
	Curtiss-Wright Corp.	3,703	1,277,387
	Donaldson Co., Inc.	89,176	6,524,116
	Douglas Dynamics, Inc.	14,679	332,479
*	Dycom Industries, Inc.	28,599	4,985,664
*	Energy Recovery, Inc.	54,861	979,817
	Enerpac Tool Group Corp.	54,518	2,405,334
	EnerSys	2,475	239,729
	Esab Corp.	27,603	3,396,273
*	ExlService Holdings, Inc.	160,004	6,667,367
	Exponent, Inc.	49,829	4,702,861
	Federal Signal Corp.	60,157	4,907,006
#*	First Advantage Corp.	104,964	1,901,948
	Flowserve Corp.	53,317	2,806,607
*	Fluor Corp.	69,328	3,624,468
	Fortune Brands Innovations, Inc.	48,977	4,081,253
*	Franklin Covey Co.	15,085	600,534
	Franklin Electric Co., Inc.	41,302	3,953,014
*	FTI Consulting, Inc.	14,039	2,738,728
		Shares	Value†
INDUSTRIALS — (Continued)
*	Generac Holdings, Inc.	26,865	$4,447,501
	Genpact Ltd.	122,614	4,680,176
	Global Industrial Co.	43,761	1,160,979
*	GMS, Inc.	33,045	2,970,415
	Gorman-Rupp Co.	24,723	913,515
*	Graham Corp.	6,954	194,851
	Granite Construction, Inc.	6,868	577,255
	Griffon Corp.	37,974	2,387,805
	H&E Equipment Services, Inc.	37,999	1,985,448
	Herc Holdings, Inc.	29,575	6,185,316
	Hexcel Corp.	31,143	1,827,783
	HNI Corp.	44,842	2,209,814
#*	Huron Consulting Group, Inc.	18,615	2,154,314
	Hyster-Yale, Inc.	14,127	896,641
	ICF International, Inc.	15,186	2,560,208
*	IES Holdings, Inc.	19,086	4,173,440
*	Innodata, Inc.	2,727	54,840
	Insperity, Inc.	33,605	2,647,066
	ITT, Inc.	18,412	2,579,889
*	Janus International Group, Inc.	128,609	946,562
	Kadant, Inc.	11,703	3,897,801
	Karat Packaging, Inc.	12,806	341,920
	KBR, Inc.	101,988	6,834,216
	Kforce, Inc.	20,836	1,204,112
	Landstar System, Inc.	26,476	4,653,687
*	Legalzoom.com, Inc.	173,048	1,242,485
*	Leonardo DRS, Inc.	10,081	303,136
*	Limbach Holdings, Inc.	13,331	1,012,756
	Lindsay Corp.	10,201	1,221,060
*	Liquidity Services, Inc.	33,414	721,074
	LSI Industries, Inc.	3,030	49,571
*	MasTec, Inc.	32,179	3,954,477
	Maximus, Inc.	51,741	4,472,492
	McGrath RentCorp	22,189	2,522,889
	Moog, Inc., Class A	11,165	2,105,719
	MSA Safety, Inc.	29,913	4,964,062
	MSC Industrial Direct Co., Inc., Class A	50,601	4,001,021
	Mueller Industries, Inc.	63,625	5,215,341
	Mueller Water Products, Inc., Class A	162,321	3,504,510
*	MYR Group, Inc.	16,635	2,179,185
*	NEXTracker, Inc., Class A	48,870	1,946,003
	Omega Flex, Inc.	10,035	512,989
*	Parsons Corp.	19,054	2,060,881
*	Paylocity Holding Corp.	32,919	6,075,860

10

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Perma-Fix Environmental Services, Inc.	2,173	$29,162
	Powell Industries, Inc.	14,240	3,630,915
	Quad/Graphics, Inc.	41,107	261,029
*	Quest Resource Holding Corp.	4,992	38,938
*	RBC Bearings, Inc.	11,633	3,261,312
*	RCM Technologies, Inc.	10,176	227,434
	REV Group, Inc.	52,461	1,390,217
	Robert Half, Inc.	58,840	4,007,592
*	Saia, Inc.	4,856	2,372,690
	Science Applications International Corp.	47,653	6,875,851
	Simpson Manufacturing Co., Inc.	40,731	7,323,026
*	SiteOne Landscape Supply, Inc.	21,830	3,050,524
*	SPX Technologies, Inc.	21,046	3,019,891
	Standex International Corp.	11,794	2,168,681
*	Sterling Infrastructure, Inc.	33,025	5,100,711
*	TaskUS, Inc., Class A	14,647	185,138
*	Taylor Devices, Inc.	2,182	102,598
	Tecnoglass, Inc.	46,628	3,195,417
	Tennant Co.	19,734	1,727,909
	Toro Co.	12,025	967,772
*	Transcat, Inc.	1,400	133,798
*	Trex Co., Inc.	82,690	5,858,587
	TriNet Group, Inc.	38,881	3,300,608
	Trinity Industries, Inc.	64,967	2,227,069
	UFP Industries, Inc.	6,561	802,673
*	Upwork, Inc.	81,108	1,099,824
	Valmont Industries, Inc.	18,335	5,714,653
*	Verra Mobility Corp.	164,351	4,268,195
*	Viad Corp.	20,497	767,408
*	Vicor Corp.	25,921	1,184,849
	Virco Mfg. Corp.	164	2,301
	Watts Water Technologies, Inc., Class A	23,210	4,423,594
*	Willdan Group, Inc.	1,012	47,878
*	WillScot Holdings Corp.	143,558	4,757,512
	Woodward, Inc.	15,641	2,566,532
*	XPO, Inc.	43,068	5,621,666
	Zurn Elkay Water Solutions Corp.	36,561	1,319,852
TOTAL INDUSTRIALS			374,964,182
		Shares	Value†
INFORMATION TECHNOLOGY — (15.2%)
*	8x8, Inc.	60,240	$134,335
	A10 Networks, Inc.	84,397	1,236,416
*	ACI Worldwide, Inc.	81,902	4,029,578
	Adeia, Inc.	116,303	1,445,646
	Advanced Energy Industries, Inc.	36,397	3,950,166
#*	Aehr Test Systems	1,400	19,712
*	Alarm.com Holdings, Inc.	46,106	2,458,833
*	Allegro MicroSystems, Inc.	158,877	3,310,997
*	Appfolio, Inc., Class A	15,700	3,263,559
*	Axcelis Technologies, Inc.	32,228	2,749,371
	Badger Meter, Inc.	28,895	5,780,445
	Bel Fuse, Inc. (BELFB US), Class B	8,263	623,195
	Belden, Inc.	41,393	4,713,421
*	Blackbaud, Inc.	46,951	3,545,270
*	BlackLine, Inc.	37,524	2,077,704
*	Box, Inc., Class A	64,927	2,062,082
*	Calix, Inc.	62,787	2,221,404
*	CCC Intelligent Solutions Holdings, Inc.	404,987	4,215,915
*	Ciena Corp.	93,846	5,960,159
*	Cirrus Logic, Inc.	48,633	5,340,876
#*	Cleanspark, Inc.	0	0
	Clear Secure, Inc., Class A	81,370	2,992,789
	Climb Global Solutions, Inc.	4,566	467,513
	Cognex Corp.	102,544	4,125,345
*	CommVault Systems, Inc.	40,943	6,394,887
*	Consensus Cloud Solutions, Inc.	812	18,010
	Crane NXT Co.	59,187	3,212,078
*	Crexendo, Inc.	13,389	73,907
	CTS Corp.	44,066	2,180,826
*	Daily Journal Corp.	419	203,215
*	Daktronics, Inc.	39,142	510,020
*	Dave, Inc.	252	9,717
	Dolby Laboratories, Inc., Class A	30,424	2,217,910
*	DoubleVerify Holdings, Inc.	86,600	1,476,530
*	eGain Corp.	28,901	142,193
*	Enfusion, Inc., Class A	87,390	778,645
*	ePlus, Inc.	23,249	2,067,999
*	EverCommerce, Inc.	5,361	56,398
*	Everspin Technologies, Inc.	12,888	79,648

11

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Extreme Networks, Inc.	106,470	$1,589,597
*	Fabrinet	27,461	6,617,277
*	Five9, Inc.	12,417	366,674
*	FormFactor, Inc.	61,712	2,343,822
*	Frequency Electronics, Inc.	8,931	112,709
*	Globant SA	29,091	6,105,910
*	Grid Dynamics Holdings, Inc.	33,995	541,200
	Hackett Group, Inc.	36,992	899,645
*	Harmonic, Inc.	122,630	1,359,967
*	Infinera Corp.	174,013	1,169,367
*	Informatica, Inc., Class A	83,683	2,284,546
#*	Insight Enterprises, Inc.	27,523	4,814,323
	InterDigital, Inc.	26,869	4,042,172
*	Iteris, Inc.	4,583	32,952
*	Itron, Inc.	38,697	4,324,777
*	Jamf Holding Corp.	100,771	1,676,829
*	JFrog Ltd.	62,827	1,833,292
	Kulicke & Soffa Industries, Inc.	20,962	940,355
*	Kyndryl Holdings, Inc.	267,278	6,117,993
*	Lattice Semiconductor Corp.	98,168	4,973,191
#	Littelfuse, Inc.	10,912	2,669,403
	Logility Supply Chain Solutions, Inc.	21,942	231,488
*	Lumentum Holdings, Inc.	3,204	204,639
*	MACOM Technology Solutions Holdings, Inc.	35,887	4,033,699
*	Meridianlink, Inc.	65,833	1,445,693
	MKS Instruments, Inc.	40,738	4,046,506
*	N-able, Inc.	178,971	2,188,815
	Napco Security Technologies, Inc.	37,735	1,452,043
*	nCino, Inc.	96,145	3,586,209
*	NCR Voyix Corp.	88,200	1,129,842
*	Novanta, Inc.	26,990	4,594,778
	NVE Corp.	6,387	481,388
*	OneSpan, Inc.	2,536	42,300
*	Onto Innovation, Inc.	7,175	1,423,018
*	Ooma, Inc.	26,623	318,411
*	OSI Systems, Inc.	17,857	2,360,874
*	PAR Technology Corp.	21,743	1,282,620
*	PDF Solutions, Inc.	25,860	732,355
	Pegasystems, Inc.	51,781	4,113,483
*	Plexus Corp.	14,409	2,076,337
	Power Integrations, Inc.	40,373	2,439,740
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Progress Software Corp.	52,100	$3,339,089
*	Qualys, Inc.	38,512	4,592,171
*	Rambus, Inc.	83,038	3,970,877
*	Red Violet, Inc.	6,460	194,317
	Sapiens International Corp. NV	58,168	2,145,236
*	Silicon Laboratories, Inc.	16,320	1,694,995
*	Sprinklr, Inc., Class A	135,172	1,004,328
*	Teradata Corp.	102,861	3,315,210
*	Terawulf, Inc.	137,850	898,782
*	UiPath, Inc., Class A	272,146	3,363,725
*	Unisys Corp.	65,134	450,076
*	Veeco Instruments, Inc.	48,581	1,398,161
*	Vertex, Inc., Class A	46,829	1,943,872
*	Viant Technology, Inc., Class A	1,078	12,580
*	Viavi Solutions, Inc.	141,555	1,305,137
	Vontier Corp.	137,965	5,115,742
*	Yext, Inc.	38,457	278,429
TOTAL INFORMATION TECHNOLOGY			214,169,680
MATERIALS — (7.4%)
	AptarGroup, Inc.	8,995	1,510,350
	Ardagh Metal Packaging SA	63,232	232,694
*	Aspen Aerogels, Inc.	71,552	1,276,488
*	ATI, Inc.	103,241	5,441,833
*	Axalta Coating Systems Ltd.	150,580	5,709,994
	Balchem Corp.	20,519	3,433,444
	Cabot Corp.	63,305	6,826,178
	Carpenter Technology Corp.	33,807	5,054,146
*	Century Aluminum Co.	82,520	1,456,478
	Chemours Co.	127,524	2,315,836
#*	Coeur Mining, Inc.	356,208	2,293,980
	Crown Holdings, Inc.	29,545	2,763,935
	Eagle Materials, Inc.	27,614	7,882,692
	Element Solutions, Inc.	78,785	2,135,073
	Graphic Packaging Holding Co.	258,725	7,311,568
	Hawkins, Inc.	27,037	2,890,255
	HB Fuller Co.	1,720	125,870
#*	Ingevity Corp.	33,730	1,409,577
	Innospec, Inc.	21,559	2,323,629
*	Knife River Corp.	54,337	5,288,077
	Louisiana-Pacific Corp.	84,093	8,316,798
	Materion Corp.	19,320	1,963,492

12

U.S. Small Cap Growth Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
NewMarket Corp.	7,394	$3,881,628
Olin Corp.	61,741	2,533,233
Royal Gold, Inc.	23,272	3,399,108
Sealed Air Corp.	123,493	4,467,977
Sensient Technologies Corp.	23,550	1,777,554
Silgan Holdings, Inc.	77,882	4,029,615
* Smith-Midland Corp.	112	3,853
Sylvamo Corp.	37,551	3,192,586
U.S. Lime & Minerals, Inc.	28,635	3,229,455
TOTAL MATERIALS		104,477,396
REAL ESTATE — (0.3%)
Newmark Group, Inc., Class A	115,451	1,730,610
RMR Group, Inc., Class A	22,186	534,017
St. Joe Co.	40,084	2,072,343
TOTAL REAL ESTATE		4,336,970
UTILITIES — (0.0%)
* Montauk Renewables, Inc.	39,610	219,043
TOTAL COMMON STOCKS		1,369,391,492
	Shares	Value†
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	$58,917
TOTAL PREFERRED STOCKS		58,917
TOTAL INVESTMENT SECURITIES (Cost $951,020,918)		1,369,450,409

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.820%	3,091,611	3,091,611
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	3,568,912	41,278,035
TOTAL INVESTMENTS — (100.0%)
(Cost $995,390,199)			$1,413,820,055
As of October 31, 2024, the value of Rule 144A securities amounted to $974,664 or 0.1% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$34,136,550	—	—	$34,136,550
Consumer Discretionary	232,213,718	—	—	232,213,718
Consumer Staples	75,908,680	—	—	75,908,680
Energy	47,166,245	—	—	47,166,245
Financials	139,898,178	—	—	139,898,178
Health Care	141,900,850	—	—	141,900,850
Industrials	374,964,182	—	—	374,964,182
Information Technology	214,169,680	—	—	214,169,680
Materials	104,477,396	—	—	104,477,396
Real Estate	4,336,970	—	—	4,336,970
Utilities	219,043	—	—	219,043

13

U.S. Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$58,917	—	—	$58,917
Temporary Cash Investments	3,091,611	—	—	3,091,611
Securities Lending Collateral	—	$41,278,035	—	41,278,035
Total Investments in Securities	$1,372,542,020	$41,278,035	—	$1,413,820,055
See accompanying Notes to Financial Statements.
14

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.3%)
	ALS Ltd.	45,680	$421,690
	Aristocrat Leisure Ltd.	71,358	2,871,419
	BHP Group Ltd. (BHP AU)	165,660	4,602,459
	BHP Group Ltd. (BHP LN), Class DI	71,676	1,989,274
#	BHP Group Ltd. (BHP US), Sponsored ADR	113,452	6,292,048
	Brambles Ltd.	371,832	4,476,863
	Cochlear Ltd.	5,724	1,059,733
	Coles Group Ltd.	297,169	3,429,774
	Commonwealth Bank of Australia	28,618	2,669,325
	Computershare Ltd.	83,070	1,436,068
	CSL Ltd.	11,447	2,149,234
	IDP Education Ltd.	6,310	57,446
*	James Hardie Industries PLC (JHX AU), CDI	55,447	1,768,385
	JB Hi-Fi Ltd.	38,910	2,087,998
	Lottery Corp. Ltd.	489,688	1,600,047
	Medibank Pvt Ltd.	494,623	1,162,454
	Mineral Resources Ltd.	16,476	423,390
	Netwealth Group Ltd.	34,977	631,077
#*	Pilbara Minerals Ltd.	774,574	1,434,656
	Pro Medicus Ltd.	12,882	1,631,831
*	Qantas Airways Ltd.	112,615	596,238
	Ramsay Health Care Ltd.	219	5,760
#	REA Group Ltd.	5,007	740,209
	Reece Ltd.	21,480	320,065
	Seven Group Holdings Ltd.	43,119	1,174,785
	Technology One Ltd.	78,751	1,255,133
	Telstra Group Ltd. (TLS AU)	274,081	686,141
	Wesfarmers Ltd.	126,566	5,567,774
	WiseTech Global Ltd.	6,561	503,742
	Woodside Energy Group Ltd. (WDS LN)	12,951	202,434
	Woolworths Group Ltd.	143,188	2,808,375
*	Xero Ltd.	12,614	1,225,520
TOTAL AUSTRALIA			57,281,347
AUSTRIA — (0.1%)
	Erste Group Bank AG	15,774	892,267
		Shares	Value»
AUSTRIA — (Continued)
	Verbund AG	4,604	$379,159
TOTAL AUSTRIA			1,271,426
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA (ABI BB)	13,013	771,558
*	Argenx SE (ARGX US), ADR	1,022	599,199
	D'ieteren Group	2,547	551,417
	Lotus Bakeries NV	44	576,757
	UCB SA	23,068	4,441,707
TOTAL BELGIUM			6,940,638
CANADA — (10.7%)
#	Agnico Eagle Mines Ltd. (AEM US)	2,000	172,580
	Alamos Gold, Inc. (AGI US), Class A	38,713	781,228
	Alimentation Couche-Tard, Inc.	62,233	3,245,404
	ARC Resources Ltd.	95,300	1,578,352
	AtkinsRealis Group, Inc.	30,500	1,467,663
	BCE, Inc. (BCE US)	17,010	548,743
	BRP, Inc. (DOOO US)	2,849	140,370
	Canadian National Railway Co. (CNI US)	33,624	3,628,702
	Canadian Natural Resources Ltd. (CNQ US)	237,184	8,069,000
	Canadian Pacific Kansas City Ltd. (CP US)	59,381	4,581,838
	CCL Industries, Inc., Class B	23,113	1,348,251
*	Celestica, Inc. (CLS US)	12,837	878,051
*	CGI, Inc. (GIB US)	23,319	2,581,647
*	CGI, Inc. (GIBA CN)	13,812	1,530,048
	Colliers International Group, Inc. (CIGI US)	2,955	451,051
	Constellation Software, Inc.	2,145	6,468,877
*	Descartes Systems Group, Inc. (DSGX US)	4,713	489,822
	Dollarama, Inc.	58,059	6,041,705

15

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	115,007	$2,353,251
	FirstService Corp. (FSV CN)	4,414	817,272
	Franco-Nevada Corp. (FNV CN)	532	70,617
	Franco-Nevada Corp. (FNV US)	11,407	1,513,253
	George Weston Ltd.	15,082	2,392,257
#	GFL Environmental, Inc.	23,220	970,596
	Gildan Activewear, Inc. (GIL US)	24,812	1,213,307
	Imperial Oil Ltd. (IMO US)	16,000	1,191,680
	Intact Financial Corp.	18,002	3,437,880
	Keyera Corp.	42,261	1,297,864
	Loblaw Cos. Ltd.	23,431	2,962,469
	Metro, Inc.	38,440	2,282,897
	Open Text Corp. (OTEX CN)	1,825	54,736
	Open Text Corp. (OTEX US)	33,547	1,006,410
	Parkland Corp.	31,999	744,617
	Pembina Pipeline Corp. (PBA US)	34,957	1,460,853
#	Pembina Pipeline Corp. (PPL CN)	35,000	1,464,251
	Quebecor, Inc., Class B	41,910	1,043,574
	RB Global, Inc. (RBA CN)	4,210	356,702
	RB Global, Inc. (RBA US)	14,876	1,260,592
	Restaurant Brands International, Inc. (QSR CN)	8,875	617,269
#	Restaurant Brands International, Inc. (QSR US)	25,171	1,750,643
	Rogers Communications, Inc. (RCI US), Class B	38,318	1,391,710
#	Rogers Communications, Inc. (RCIB CN), Class B	62,069	2,254,339
	Royal Bank of Canada (RY CN)	24,224	2,929,637
	Royal Bank of Canada (RY US)	19,252	2,327,374
#*,*	South Bow Corp.	10,277	256,532
	Shares	Value»
CANADA — (Continued)
Stantec, Inc. (STN CN)	9,227	$748,445
Sun Life Financial, Inc. (SLF US)	2,276	126,136
TC Energy Corp. (TRP CN)	7,432	345,672
TC Energy Corp. (TRP US)	43,958	2,044,487
TFI International, Inc. (TFII CN)	7,300	976,916
TFI International, Inc. (TFII US)	8,854	1,184,842
Thomson Reuters Corp. (TRI US)	9,924	1,623,963
Toromont Industries Ltd.	15,268	1,348,773
Waste Connections, Inc. (WCN CN)	1,440	254,553
Waste Connections, Inc. (WCN US)	13,127	2,320,286
WSP Global, Inc.	14,038	2,509,166
TOTAL CANADA		96,909,153
DENMARK — (3.1%)
Novo Nordisk AS (NOVOB DC), Class B	218,706	24,531,156
Novo Nordisk AS (NVO US), Sponsored ADR	32,000	3,582,400
TOTAL DENMARK		28,113,556
FINLAND — (0.7%)
Elisa OYJ	19,772	942,183
Fortum OYJ	9,905	146,245
Kesko OYJ (KESKOA FH), Class A	17,297	362,345
Kone OYJ, Class B	42,730	2,343,185
# Metso OYJ	55,305	526,346
Neste OYJ	25,857	415,160
Sampo OYJ, Class A	22,522	998,648
Wartsila OYJ Abp	43,733	837,594
TOTAL FINLAND		6,571,706
FRANCE — (9.3%)
Air Liquide SA	33,759	6,053,031
Airbus SE	64,157	9,786,586
Bureau Veritas SA	95,498	3,028,712
Capgemini SE	24,011	4,165,447
Danone SA	3,258	232,747
Getlink SE	86,145	1,464,003

16

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Hermes International SCA	4,061	$9,229,641
	Legrand SA	40,385	4,558,189
	L'Oreal SA	10,437	3,915,650
	LVMH Moet Hennessy Louis Vuitton SE	41,162	27,402,381
*	Pluxee NV	6,389	134,471
	Safran SA	44,251	10,016,902
	Teleperformance SE	3,690	391,147
	Thales SA	23,128	3,728,199
TOTAL FRANCE			84,107,106
GERMANY — (8.2%)
	adidas AG	26,845	6,429,141
#	Beiersdorf AG	2,505	338,159
	Brenntag SE	36,220	2,362,741
	CTS Eventim AG & Co. KGaA	12,508	1,313,529
	Deutsche Boerse AG	47,429	11,016,726
	Deutsche Post AG	61,591	2,474,081
	Deutsche Telekom AG (DTE GR)	240,876	7,282,527
	GEA Group AG	16,056	790,852
	Hannover Rueck SE	5,017	1,317,434
	Hella GmbH & Co. KGaA	3,938	371,010
	HOCHTIEF AG	3,673	449,810
	Infineon Technologies AG (IFX GR)	252,006	7,969,597
	Knorr-Bremse AG	15,495	1,278,196
	Merck KGaA	2,131	352,308
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,888	2,499,626
	Nemetschek SE	14,047	1,513,594
	Rational AG	929	909,771
	Rheinmetall AG	11,155	5,742,989
	SAP SE (SAP GR)	19,227	4,489,214
	Siemens AG (SIE GR)	62,620	12,182,709
Ω	Siemens Healthineers AG	21,371	1,115,662
	Symrise AG	13,515	1,626,269
TOTAL GERMANY			73,825,945
HONG KONG — (1.7%)
	AIA Group Ltd.	341,800	2,697,595
	Chow Tai Fook Jewellery Group Ltd.	544,400	515,630
	HKT Trust & HKT Ltd.	1,032,000	1,282,472
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Exchanges & Clearing Ltd.	94,290	$3,775,405
	PCCW Ltd.	408,000	224,076
	PRADA SpA	146,800	1,127,058
Ω	Samsonite International SA	181,200	425,803
	SITC International Holdings Co. Ltd.	433,000	1,223,792
	Techtronic Industries Co. Ltd.	256,500	3,710,387
TOTAL HONG KONG			14,982,218
IRELAND — (0.2%)
	Kerry Group PLC (KYGA ID), Class A	5,035	502,873
	Kingspan Group PLC (KSP ID)	19,254	1,700,261
TOTAL IRELAND			2,203,134
ISRAEL — (0.7%)
	Bezeq The Israeli Telecommunication Corp. Ltd.	336,938	431,808
	Camtek Ltd.	3,469	275,101
	Electra Ltd.	269	122,229
*	Fattal Holdings 1998 Ltd.	1,387	174,575
	First International Bank of Israel Ltd.	6,498	288,345
	Formula Systems 1985 Ltd. (FORTY IT)	1,456	124,647
	Hilan Ltd.	2,586	141,738
	Matrix IT Ltd.	6,536	131,109
	Mizrahi Tefahot Bank Ltd.	9,823	405,028
#*	Nice Ltd. (NICE US), Sponsored ADR	3,099	538,296
*	Nova Ltd. (NVMI IT)	1,973	371,033
#*	Nova Ltd. (NVMI US)	810	150,093
	Shufersal Ltd.	32,340	286,358
	Strauss Group Ltd.	6,947	117,059
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	98,607	1,814,548
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	6,951	128,176
*	Tower Semiconductor Ltd. (TSEM IT)	9,492	400,329

17

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Tower Semiconductor Ltd. (TSEM US)	4,828	$202,583
	YH Dimri Construction & Development Ltd.	781	68,205
TOTAL ISRAEL			6,171,260
ITALY — (2.4%)
	Amplifon SpA	12,328	344,371
	Enel SpA	946,877	7,181,184
	Ferrari NV (RACE IM)	5,787	2,762,631
	Ferrari NV (RACE US)	8,033	3,822,744
	FinecoBank Banca Fineco SpA	92,093	1,470,185
	Intesa Sanpaolo SpA	113,997	487,908
	Moncler SpA	22,600	1,255,599
Ω	Poste Italiane SpA	65,412	919,780
	Prysmian SpA	16,372	1,155,442
	Recordati Industria Chimica e Farmaceutica SpA	11,335	643,126
	Snam SpA	273,223	1,312,537
TOTAL ITALY			21,355,507
JAPAN — (21.0%)
	ABC-Mart, Inc.	2,700	52,903
	Advantest Corp.	85,200	4,933,046
	Aeon Co. Ltd.	83,500	2,046,011
	Ajinomoto Co., Inc.	34,300	1,317,660
	Asahi Intecc Co. Ltd.	16,400	262,788
	Asics Corp.	163,200	2,850,597
	Azbil Corp.	55,682	432,981
	Bandai Namco Holdings, Inc.	71,700	1,503,270
	BayCurrent, Inc.	31,700	1,030,219
	BIPROGY, Inc.	21,700	684,765
	Calbee, Inc.	10,700	239,245
	Capcom Co. Ltd.	82,900	1,640,463
	Chugai Pharmaceutical Co. Ltd.	71,900	3,421,106
	Cosmos Pharmaceutical Corp.	9,000	432,567
	CyberAgent, Inc.	36,300	236,956
	Daifuku Co. Ltd.	63,253	1,188,950
	Daikin Industries Ltd.	18,000	2,161,021
	Daito Trust Construction Co. Ltd.	20,500	2,265,321
	Dentsu Soken, Inc.	5,800	206,430
	Dexerials Corp.	40,800	622,917
		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	9,900	$2,816,892
	DMG Mori Co. Ltd.	41,100	783,697
	Ebara Corp.	106,400	1,599,021
#	Fast Retailing Co. Ltd.	19,900	6,362,457
	Food & Life Cos. Ltd.	18,400	362,841
	Fuji Electric Co. Ltd.	29,400	1,497,280
#	Fuji Soft, Inc.	2,400	146,952
	Fujikura Ltd.	53,600	1,969,973
	Fujitsu Ltd.	176,000	3,383,748
	GMO Payment Gateway, Inc.	5,798	347,283
	Goldwin, Inc.	3,500	181,529
	Hitachi Ltd. (6501 JP)	316,000	7,939,456
	Horiba Ltd.	2,500	153,685
	Hoya Corp.	36,500	4,883,480
	Ibiden Co. Ltd.	1,900	60,353
	Internet Initiative Japan, Inc.	25,000	480,024
#	Ito En Ltd.	7,000	153,408
	ITOCHU Corp.	19,100	944,835
	Japan Airport Terminal Co. Ltd.	20,400	747,296
	Japan Exchange Group, Inc.	248,000	2,906,823
	Japan Tobacco, Inc.	83,100	2,319,940
	Kakaku.com, Inc.	30,000	460,649
	Kao Corp.	21,100	929,990
	KDDI Corp.	213,200	6,647,446
	Keyence Corp.	5,200	2,347,349
	Kikkoman Corp.	85,700	1,005,496
#	Kobe Bussan Co. Ltd.	36,700	900,240
	Koei Tecmo Holdings Co. Ltd.	14,900	155,933
	Konami Group Corp.	12,700	1,164,080
	Kurita Water Industries Ltd.	23,100	866,359
#	Lasertec Corp.	19,200	2,605,357
	M3, Inc.	51,300	527,237
	Marui Group Co. Ltd.	34,800	546,440
	Maruwa Co. Ltd.	1,200	331,041
	MatsukiyoCocokara & Co.	30,400	413,886
	McDonald's Holdings Co. Japan Ltd.	12,000	508,523
#*	Mercari, Inc.	27,500	384,701
	Minebea Mitsumi, Inc.	8,100	142,596
	Mitsubishi Heavy Industries Ltd.	146,100	2,062,486
	MonotaRO Co. Ltd.	58,700	885,568
	Murata Manufacturing Co. Ltd.	120,900	2,112,257
	NEC Networks & System Integration Corp.	7,800	164,785

18

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichias Corp.	9,800	$350,971
	Nichirei Corp.	24,200	676,273
	NIDEC Corp. (6594 JP)	70,600	1,406,410
	Nintendo Co. Ltd.	18,200	961,378
	Nippon Sanso Holdings Corp.	38,900	1,350,297
	Nissan Chemical Corp.	24,400	824,115
	Nitori Holdings Co. Ltd.	1,900	241,974
	Nitto Denko Corp.	97,500	1,604,238
	NOF Corp.	24,700	401,288
	Nomura Research Institute Ltd.	83,030	2,483,710
	NS Solutions Corp.	7,800	197,363
	NTT Data Group Corp.	61,100	966,616
	Obic Co. Ltd.	20,500	669,887
	Oracle Corp. Japan	8,600	822,703
	Organo Corp.	3,500	163,539
	Oriental Land Co. Ltd.	79,100	1,911,621
	Otsuka Corp.	25,500	572,308
	Pan Pacific International Holdings Corp.	90,600	2,247,630
	Persol Holdings Co. Ltd.	626,400	1,052,060
	Rakus Co. Ltd.	20,900	279,460
*	Rakuten Bank Ltd.	11,100	225,047
	Recruit Holdings Co. Ltd.	149,800	9,147,166
	Renesas Electronics Corp.	145,100	1,944,096
	Rohto Pharmaceutical Co. Ltd.	21,500	483,478
	Rorze Corp.	16,000	233,192
	Ryohin Keikaku Co. Ltd.	57,200	936,071
	Sankyo Co. Ltd.	62,500	830,146
	Sanrio Co. Ltd.	35,600	965,789
	Santen Pharmaceutical Co. Ltd.	39,008	466,491
	Sanwa Holdings Corp.	42,500	1,076,697
	Sapporo Holdings Ltd.	8,000	383,996
	SBI Sumishin Net Bank Ltd.	16,800	294,285
	SCREEN Holdings Co. Ltd.	25,200	1,608,785
	SCSK Corp.	32,800	612,038
		Shares	Value»
JAPAN — (Continued)
	Sega Sammy Holdings, Inc.	24,900	$468,596
#	Seibu Holdings, Inc.	52,100	1,163,321
	SG Holdings Co. Ltd.	21,601	216,622
#*	Sharp Corp.	11,400	69,400
	Shimadzu Corp.	30,800	908,534
	Shin-Etsu Chemical Co. Ltd.	182,249	6,678,322
*	Shinko Electric Industries Co. Ltd.	11,600	414,832
	SHO-BOND Holdings Co. Ltd.	1,400	49,250
#	Skylark Holdings Co. Ltd.	65,500	1,014,481
#	Socionext, Inc.	42,600	793,090
	SoftBank Corp.	3,163,000	3,981,909
	Sony Group Corp. (6758 JP)	835,000	14,693,924
#	Sony Group Corp. (SONY US), Sponsored ADR	5,245	92,312
	Sugi Holdings Co. Ltd.	23,800	406,342
	Sundrug Co. Ltd.	16,200	400,688
	Sysmex Corp.	68,000	1,261,633
	TDK Corp. (6762 JP)	116,500	1,369,492
	TIS, Inc.	47,600	1,186,976
	Toei Animation Co. Ltd.	6,400	145,358
	Tokio Marine Holdings, Inc. (8766 JP)	182,700	6,580,148
	Tokyo Electron Ltd.	52,500	7,725,530
	Tokyo Seimitsu Co. Ltd.	6,900	371,284
	Tomy Co. Ltd.	10,400	274,547
	Toridoll Holdings Corp.	8,500	218,495
	Toyo Suisan Kaisha Ltd.	10,700	628,559
	Trend Micro, Inc. (4704 JP)	28,800	1,506,885
	Unicharm Corp.	27,289	879,932
	USS Co. Ltd.	58,600	490,762
	Yamazaki Baking Co. Ltd.	14,000	284,321
	Yaoko Co. Ltd.	4,800	291,781
	Yaskawa Electric Corp.	29,800	854,053
	Yokogawa Electric Corp.	52,800	1,170,670
	Zensho Holdings Co. Ltd.	24,400	1,224,125

19

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ZOZO, Inc.	32,000	$1,037,615
TOTAL JAPAN			189,977,515
NETHERLANDS — (3.6%)
	ASML Holding NV (ASML NA)	3,091	2,080,648
	ASML Holding NV (ASML US)	27,596	18,559,690
*	InPost SA	37,171	725,135
	Wolters Kluwer NV	64,455	10,833,827
TOTAL NETHERLANDS			32,199,300
NEW ZEALAND — (0.3%)
#	Chorus Ltd. (CNU NZ)	159,898	836,360
	EBOS Group Ltd.	3,343	72,889
	Fisher & Paykel Healthcare Corp. Ltd.	30,405	651,613
#	Mainfreight Ltd.	10,659	456,728
	Spark New Zealand Ltd.	436,884	757,988
TOTAL NEW ZEALAND			2,775,578
NORWAY — (0.7%)
	Borregaard ASA	7,322	129,964
Ω	BW LPG Ltd.	17,570	226,603
	Equinor ASA	80,538	1,913,760
	Frontline PLC	24,878	481,036
#	Gjensidige Forsikring ASA	3,981	72,001
	Hoegh Autoliners ASA	27,092	285,123
	Kongsberg Gruppen ASA	4,872	508,594
#	Mowi ASA	22,569	389,088
	Protector Forsikring ASA	7,669	199,605
#	Salmar ASA	3,699	188,097
*	Solstad Offshore ASA	7,210	22,509
	Storebrand ASA	81,270	926,745
	Telenor ASA	40,862	502,269
	TOMRA Systems ASA	16,984	244,176
	Var Energi ASA	69,993	220,749
	Wallenius Wilhelmsen ASA	21,225	211,026
TOTAL NORWAY			6,521,345
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	22,813	389,917
		Shares	Value»
PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	23,855	$462,778
TOTAL PORTUGAL			852,695
SINGAPORE — (1.2%)
	DBS Group Holdings Ltd.	133,663	3,875,531
	Hafnia Ltd.	62,754	369,369
	SATS Ltd.	177,700	527,198
	Sembcorp Industries Ltd.	184,300	699,206
	Singapore Airlines Ltd.	288,200	1,405,871
	Singapore Exchange Ltd.	177,800	1,523,566
	Singapore Technologies Engineering Ltd.	304,300	1,043,292
	Yangzijiang Shipbuilding Holdings Ltd.	510,900	992,574
TOTAL SINGAPORE			10,436,607
SPAIN — (2.5%)
	ACS Actividades de Construccion y Servicios SA	37,499	1,798,280
Ω	Aena SME SA	12,381	2,743,878
	Amadeus IT Group SA	45,597	3,305,475
	Endesa SA	49,310	1,064,162
	Ferrovial SE	20,543	824,449
	Iberdrola SA	265,693	3,946,744
#	Industria de Diseno Textil SA	86,935	4,956,568
	Naturgy Energy Group SA	8,682	216,172
#	Telefonica SA (TEF SM)	814,171	3,820,620
TOTAL SPAIN			22,676,348
SWEDEN — (3.0%)
	AddTech AB, Class B	39,460	1,098,616
	Alfa Laval AB	2,480	109,789
	Atlas Copco AB (ATCOA SS), Class A	253,368	4,181,436
	Atlas Copco AB (ATCOB SS), Class B	142,793	2,076,167
	Avanza Bank Holding AB	22,943	477,901

20

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Axfood AB	25,778	$575,536
*	Camurus AB	3,103	174,495
	Epiroc AB (EPIA SS), Class A	42,925	838,338
	Epiroc AB (EPIB SS), Class B	25,518	439,599
Ω	Evolution AB	8,329	787,480
	Fortnox AB	96,573	589,603
#	H & M Hennes & Mauritz AB, Class B	72,016	1,073,563
	Hemnet Group AB	21,912	690,638
	HMS Networks AB	465	17,302
	Indutrade AB	34,001	925,193
	Lagercrantz Group AB, Class B	42,444	831,221
	Lifco AB, Class B	18,429	549,883
	Medicover AB, Class B	9,974	172,033
Ω	Munters Group AB	13,305	215,535
	Mycronic AB	10,871	423,506
	Nordnet AB publ	33,693	701,076
	Sectra AB, Class B	22,615	602,317
	Sweco AB, Class B	22,525	380,767
	Tele2 AB, Class B	129,872	1,362,771
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	248,264	2,081,472
	Volvo AB (VOLVA SS), Class A	26,464	694,388
	Volvo AB (VOLVB SS), Class B	212,273	5,529,036
TOTAL SWEDEN			27,599,661
SWITZERLAND — (8.0%)
	ABB Ltd.	41,857	2,326,040
	Geberit AG	9,704	6,079,441
	Kuehne & Nagel International AG	14,000	3,494,944
	Nestle SA	209,848	19,829,084
	Partners Group Holding AG	3,780	5,200,632
	Roche Holding AG (RO SW)	4,155	1,412,129
	Roche Holding AG (ROG SW)	91,186	28,258,853
	SGS SA	43,650	4,621,083
	Straumann Holding AG	2,590	341,464
Ω	VAT Group AG	800	333,115
TOTAL SWITZERLAND			71,896,785
		Shares	Value»
UNITED KINGDOM — (12.3%)
	Admiral Group PLC	37,300	$1,234,277
	Ashtead Group PLC	151,737	11,351,092
	AstraZeneca PLC (AZN LN)	14,419	2,051,731
	AstraZeneca PLC (AZN US), Sponsored ADR	133,070	9,467,931
Ω	Auto Trader Group PLC	228,205	2,464,041
	B&M European Value Retail SA	249,974	1,250,618
	BAE Systems PLC	28,726	462,986
	Bunzl PLC	34,678	1,526,684
	Coca-Cola HBC AG	29,306	1,025,507
	Compass Group PLC	167,527	5,440,666
	Diageo PLC (DEO US), Sponsored ADR	42,848	5,320,008
	Diageo PLC (DGE LN)	41,894	1,293,761
*††	Evraz PLC	83,618	0
	Experian PLC	129,136	6,302,586
*	Frasers Group PLC	11,088	109,656
	GSK PLC (GSK LN)	106,170	1,917,279
#	GSK PLC (GSK US), Sponsored ADR	245,084	9,009,266
	Hargreaves Lansdown PLC	49,695	697,411
	Howden Joinery Group PLC	123,848	1,347,479
	Imperial Brands PLC	286,554	8,647,638
	InterContinental Hotels Group PLC (IHG US), ADR	1	150
	Intertek Group PLC	27,700	1,662,874
	JD Sports Fashion PLC	484,256	776,498
	Legal & General Group PLC	809,429	2,270,355
	Marks & Spencer Group PLC	353,373	1,714,529
	Next PLC	33,755	4,270,499
	Reckitt Benckiser Group PLC	96,105	5,830,118
	RELX PLC (REL LN)	57,560	2,639,684
	RELX PLC (RELX US), Sponsored ADR	78,406	3,623,925
	RELX PLC (REN NA)	71,813	3,318,040
	Rightmove PLC	199,327	1,517,788
	Sage Group PLC	60,386	754,690
	Spirax Group PLC	4,857	405,416

21

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Unilever PLC (UL US), Sponsored ADR	176,760	$10,766,452
	Unilever PLC (ULVR LN)	712	43,433
#	WPP PLC (WPP US), Sponsored ADR	4,365	229,119
TOTAL UNITED KINGDOM			110,744,187
UNITED STATES — (0.1%)
	Smurfit WestRock PLC	15,281	786,971
TOTAL COMMON STOCKS			876,199,988
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
#Ω	Dr. Ing hc F Porsche AG, 3.574%	7,996	562,602
		Shares	Value»

GERMANY — (Continued)
#	Sartorius AG, 0.312%	1,352	$350,243
TOTAL GERMANY			912,845
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0
TOTAL INVESTMENT SECURITIES (Cost $671,674,400)			877,112,833

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	2,271,078	26,267,285
TOTAL INVESTMENTS — (100.0%)
(Cost $697,941,607)			$903,380,118
As of October 31, 2024, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	12/20/24	$882,618	$860,775	$(21,843)
Total Futures Contracts			$882,618	$860,775	$(21,843)
As of October 31, 2024, the value of Rule 144A securities amounted to $9,231,897 or 1.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$6,292,048	$50,989,299	—	$57,281,347
Austria	—	1,271,426	—	1,271,426
Belgium	599,199	6,341,439	—	6,940,638
Canada	96,909,153	—	—	96,909,153
Denmark	3,582,400	24,531,156	—	28,113,556
Finland	—	6,571,706	—	6,571,706
France	—	84,107,106	—	84,107,106
Germany	—	73,825,945	—	73,825,945

22

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hong Kong	—	$14,982,218	—	$14,982,218
Ireland	—	2,203,134	—	2,203,134
Israel	$1,019,148	5,152,112	—	6,171,260
Italy	3,822,744	17,532,763	—	21,355,507
Japan	92,312	189,885,203	—	189,977,515
Netherlands	18,559,690	13,639,610	—	32,199,300
New Zealand	—	2,775,578	—	2,775,578
Norway	—	6,521,345	—	6,521,345
Portugal	—	852,695	—	852,695
Singapore	—	10,436,607	—	10,436,607
Spain	—	22,676,348	—	22,676,348
Sweden	—	27,599,661	—	27,599,661
Switzerland	—	71,896,785	—	71,896,785
United Kingdom	38,416,851	72,327,336	—	110,744,187
United States	786,971	—	—	786,971
Preferred Stocks
Germany	—	912,845	—	912,845
Securities Lending Collateral	—	26,267,285	—	26,267,285
Total Investments in Securities	$170,080,516	$733,299,602	—˂˃	$903,380,118
Financial Instruments
Liabilities
Futures Contracts**	(21,843)	—	—	(21,843)
Total Financial Instruments	$(21,843)	—	—	$(21,843)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
23

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
October 31, 2024

		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (6.8%)
#	Accent Group Ltd.	112,583	$174,018
	Acrow Ltd.	63,655	44,224
	ARB Corp. Ltd.	23,280	630,688
	AUB Group Ltd.	21,862	458,167
#*	Audinate Group Ltd.	18,699	113,954
*	Aussie Broadband Ltd.	42,962	102,597
	Australian Clinical Labs Ltd.	36,962	87,885
	Australian Ethical Investment Ltd.	25,309	74,795
#	Australian Finance Group Ltd.	43,070	45,183
#††	AVZ Minerals Ltd.	336,495	35,281
#	Beacon Lighting Group Ltd.	28,211	54,376
*	Bellevue Gold Ltd.	249,688	264,964
#*	Boss Energy Ltd.	56,761	126,228
#*	Bravura Solutions Ltd.	73,643	73,035
	Breville Group Ltd.	30,432	632,544
*	Capricorn Metals Ltd.	99,026	411,216
#*	Cettire Ltd.	48,710	48,291
	Champion Iron Ltd.	81,604	313,202
#	Clinuvel Pharmaceuticals Ltd.	11,891	110,718
#	Cobram Estate Olives Ltd.	16,939	21,400
	Codan Ltd.	29,274	302,879
#*	Cogstate Ltd.	6,282	4,035
	Collins Foods Ltd.	32,959	179,942
	Data#3 Ltd.	47,477	227,449
	Deterra Royalties Ltd.	88,444	213,973
	Dicker Data Ltd.	19,198	108,384
	Domino's Pizza Enterprises Ltd.	14,554	318,522
#*	DUG Technology Ltd.	21,265	25,820
#	Eagers Automotive Ltd.	33,162	240,603
*	Emerald Resources NL	159,779	438,843
*	Energy Resources of Australia Ltd.	44,404	87
	EQT Holdings Ltd.	3,504	71,366
	EVT Ltd.	20,183	144,111
#	Flight Centre Travel Group Ltd.	40,832	427,064
*	Genesis Minerals Ltd.	172,908	276,090
	GenusPlus Group Ltd.	11,579	17,804
	Gold Road Resources Ltd.	138,776	181,002
		Shares	Value»
AUSTRALIA — (Continued)
#	GR Engineering Services Ltd.	25,913	$35,939
	Hansen Technologies Ltd.	49,856	162,809
	HUB24 Ltd.	21,929	986,958
#	IDP Education Ltd.	33,014	300,558
	Infomedia Ltd.	146,416	136,601
	Inghams Group Ltd.	122,390	230,049
	IPH Ltd.	71,706	252,305
*	IRESS Ltd.	8,812	57,303
	Johns Lyng Group Ltd.	22,820	57,139
	Jumbo Interactive Ltd.	10,368	87,489
	Kogan.com Ltd.	8,412	25,592
#	Lindsay Australia Ltd.	68,888	38,398
#	Lovisa Holdings Ltd.	17,049	331,280
	Lycopodium Ltd.	3,894	29,262
#	MA Financial Group Ltd.	22,193	93,189
*	Macquarie Technology Group Ltd.	2,866	155,641
#	Mader Group Ltd.	5,695	22,690
	McMillan Shakespeare Ltd.	18,902	181,387
*	Megaport Ltd.	32,688	148,359
	Metcash Ltd.	255,397	512,291
	Monadelphous Group Ltd.	26,446	218,020
	Myer Holdings Ltd.	60,033	35,617
*	Nanosonics Ltd.	86,878	181,179
	Netwealth Group Ltd.	30,845	556,525
*	Neuren Pharmaceuticals Ltd.	5,436	43,751
	nib holdings Ltd.	132,496	501,543
	Nick Scali Ltd.	27,080	248,991
	NRW Holdings Ltd.	27,989	70,534
*	Nuix Ltd.	27,149	137,114
	Objective Corp. Ltd.	6,021	63,833
*	OFX Group Ltd.	40,941	39,265
	Perseus Mining Ltd.	230,951	431,794
	Pinnacle Investment Management Group Ltd.	20,422	268,228
	Platinum Asset Management Ltd.	34,760	27,945
*	Playside Studios Ltd.	83,788	27,040
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Premier Investments Ltd.	10,999	242,043
#	Propel Funeral Partners Ltd.	10,772	42,876

24

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	PWR Holdings Ltd.	21,649	$129,175
	Ramelius Resources Ltd.	110,056	171,712
*	ReadyTech Holdings Ltd.	18,559	36,147
	Regis Healthcare Ltd.	37,883	161,148
	Reliance Worldwide Corp. Ltd.	130,947	445,847
#	Ridley Corp. Ltd.	70,333	122,147
*	RPMGlobal Holdings Ltd.	60,700	118,253
#	Sigma Healthcare Ltd.	186,451	239,377
	SmartGroup Corp. Ltd.	44,344	224,984
	Southern Cross Electrical Engineering Ltd.	8,594	9,186
	Super Retail Group Ltd.	29,619	280,862
#*	Superloop Ltd.	88,032	107,546
*	Temple & Webster Group Ltd.	28,945	218,684
*	Tuas Ltd.	38,439	129,548
*	Vault Minerals Ltd.	599,730	154,472
	Ventia Services Group Pty. Ltd.	182,575	548,329
Ω	Viva Energy Group Ltd.	227,239	390,914
	Vulcan Steel Ltd.	5,335	26,075
*	WEB Travel Group Ltd.	88,931	233,548
*	Webjet Group Ltd.	88,931	45,357
*	Zip Co. Ltd.	135,646	264,440
TOTAL AUSTRALIA			18,040,028
AUSTRIA — (1.1%)
	ANDRITZ AG	22,725	1,371,978
Ω	BAWAG Group AG	11,111	861,209
*	DO & Co. AG	1,869	290,550
*	Eurotelesites AG	8,017	43,461
	Oesterreichische Post AG	8,207	260,287
	Telekom Austria AG	16,601	137,229
TOTAL AUSTRIA			2,964,714
BELGIUM — (1.8%)
	Azelis Group NV	3,209	64,289
#	CMB Tech NV	21,821	303,530
	Colruyt Group NV	15,531	725,547
	Deme Group NV	1,593	243,551
	EVS Broadcast Equipment SA	2,260	69,974
	Fagron	20,034	405,503
#	Kinepolis Group NV	2,726	114,950
		Shares	Value»
BELGIUM — (Continued)
	Lotus Bakeries NV	126	$1,651,622
	Melexis NV	5,881	384,079
	Solvay SA	20,216	822,470
	Van de Velde NV	1,744	59,364
TOTAL BELGIUM			4,844,879
CANADA — (11.8%)
*	5N Plus, Inc.	11,100	56,602
	ADF Group, Inc.	4,822	35,255
	Ag Growth International, Inc.	5,814	206,111
*	Air Canada	18,000	243,947
	Altus Group Ltd.	9,673	365,981
	Amerigo Resources Ltd.	15,100	18,545
	Andlauer Healthcare Group, Inc.	4,756	140,287
*	Aritzia, Inc.	26,722	860,378
*	Athabasca Oil Corp.	55,994	207,914
*	ATS Corp. (ATS CN)	25,328	759,103
	Aura Minerals, Inc.	6,800	88,153
	Badger Infrastructure Solution	11,038	287,138
	Bird Construction, Inc.	14,525	316,194
	Black Diamond Group Ltd.	9,300	60,448
	Boralex, Inc., Class A	18,051	433,919
	Boyd Group Services, Inc.	5,138	799,659
	BRP, Inc. (DOO CN)	2,112	104,132
	BRP, Inc. (DOOO US)	1,490	73,412
	Calian Group Ltd.	3,606	124,391
#*	Canada Goose Holdings, Inc. (GOOS CN)	7,500	73,796
*	Celestica, Inc. (CLS US)	26,108	1,785,787
	CES Energy Solutions Corp.	41,389	237,213
	CI Financial Corp.	42,885	705,330
*	Cipher Pharmaceuticals, Inc.	2,100	22,684
	Colliers International Group, Inc. (CIGI US)	2,650	404,496
	Computer Modelling Group Ltd.	30,056	246,950
	Converge Technology Solutions Corp.	2,903	6,255
	Corby Spirit & Wine Ltd.	3,500	32,176
*	Culico Metals, Inc.	7,273	627

25

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Definity Financial Corp.	11,091	$427,995
#*	Denison Mines Corp. (DML CN)	145,956	307,143
*	Denison Mines Corp. (DNN US)	20,678	43,424
*	Docebo, Inc.	400	18,220
	Dye & Durham Ltd.	8,476	115,907
#	Endeavour Mining PLC	802	17,758
	Enghouse Systems Ltd.	14,096	298,351
*	ERO Copper Corp. (ERO CN)	17,559	322,465
	Evertz Technologies Ltd.	8,600	73,131
#	Exchange Income Corp.	5,805	228,264
	Extendicare, Inc.	25,468	168,281
	Fiera Capital Corp.	22,781	158,871
	Finning International, Inc.	47,121	1,375,371
	First National Financial Corp.	5,637	164,371
	Foraco International SA	22,957	37,263
#	Freehold Royalties Ltd.	35,868	353,695
*	GDI Integrated Facility Services, Inc.	2,515	66,165
	Gibson Energy, Inc.	49,372	819,114
	goeasy Ltd.	2,107	268,045
	Hammond Power Solutions, Inc.	1,500	130,000
	Headwater Exploration, Inc.	63,496	312,840
	Information Services Corp.	4,303	90,241
Ω	Jamieson Wellness, Inc.	12,261	292,094
*	K92 Mining, Inc.	61,362	408,096
	K-Bro Linen, Inc.	3,004	70,874
*	Kinaxis, Inc.	3,926	436,037
	Labrador Iron Ore Royalty Corp.	18,300	400,343
	Leon's Furniture Ltd.	4,045	77,945
	Lundin Gold, Inc.	23,006	556,334
	Maple Leaf Foods, Inc.	11,630	175,910
	Medical Facilities Corp.	3,300	34,366
*	New Gold, Inc. (NGD CN)	88,600	243,716
		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc. (NGD US)	66,894	$183,959
	North American Construction Group Ltd. (NOA US)	7,405	144,620
	North West Co., Inc.	15,170	571,020
*	Orla Mining Ltd. (OLA CN)	10,200	49,009
*	Orla Mining Ltd. (ORLA US)	30,757	148,556
	Osisko Gold Royalties Ltd. (OR US)	25,638	516,093
	Parkland Corp.	40,153	934,361
	Pason Systems, Inc.	25,831	249,897
	Pet Valu Holdings Ltd.	9,351	171,056
	PHX Energy Services Corp.	11,900	79,741
#	Pine Cliff Energy Ltd.	49,359	30,133
	Pollard Banknote Ltd.	4,800	81,910
#	PrairieSky Royalty Ltd.	55,346	1,107,437
	Premium Brands Holdings Corp.	12,536	782,763
	Primo Water Corp. (PRMW US)	46,417	1,217,518
#	Propel Holdings, Inc.	4,448	115,613
	Pulse Seismic, Inc.	14,400	24,718
	Quebecor, Inc., Class B	23,287	579,854
	Richelieu Hardware Ltd.	16,472	434,056
	Rogers Sugar, Inc.	21,462	85,703
	Savaria Corp.	14,977	239,873
	Secure Energy Services, Inc.	76,841	855,966
#	Sienna Senior Living, Inc.	22,092	273,225
*	SilverCrest Metals, Inc. (SIL CN)	3,800	38,782
*	SilverCrest Metals, Inc. (SILV US)	23,755	241,588
	Softchoice Corp.	5,368	80,962
	Sprott, Inc. (SII CN)	1,200	53,099
	Sprott, Inc. (SII US)	5,885	260,294
	Stelco Holdings, Inc.	7,657	374,670
	Stella-Jones, Inc.	15,153	916,134
	Superior Plus Corp.	9,400	44,558
	Sylogist Ltd.	3,400	26,812
*	Taseko Mines Ltd. (TGB US)	5,900	13,157
*	Taseko Mines Ltd. (TKO CN)	27,426	60,866
	TELUS Corp.	9,810	155,075
	TerraVest Industries, Inc.	3,307	236,871

26

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Topaz Energy Corp.	24,519	$470,358
	TransAlta Corp.	25,233	263,180
	TransAlta Corp.	52,100	544,817
	Trican Well Service Ltd.	56,044	185,961
*	Trisura Group Ltd. (TSU CN)	8,243	243,913
	Vecima Networks, Inc.	800	11,491
*	Viemed Healthcare, Inc.	8,932	76,369
*	Wall Financial Corp.	2,300	31,386
*	Wesdome Gold Mines Ltd.	49,200	431,098
	Westgold Resources Ltd.	61,192	124,375
	Westshore Terminals Investment Corp.	10,814	178,712
TOTAL CANADA			31,131,122
DENMARK — (3.1%)
*	ALK-Abello AS	31,893	746,787
*	Ambu AS, Class B	12,261	227,520
	cBrain AS	3,927	100,848
#	Chemometec AS	5,134	301,433
*	Demant AS	12,853	474,741
*	GN Store Nord AS	28,003	550,524
	ISS AS	35,376	683,734
*Ω	Netcompany Group AS	12,248	584,589
*	NKT AS	5,667	531,321
*	NTG Nordic Transport Group AS, Class A	2,024	82,303
	Ringkjoebing Landbobank AS	7,386	1,221,607
	Rockwool AS (ROCKA DC), Class A	133	57,096
	Rockwool AS (ROCKB DC), Class B	1,314	568,634
*	Royal Unibrew AS	16,247	1,222,293
	Sampo OYJ, Class A	18,985	835,780
TOTAL DENMARK			8,189,210
FINLAND — (2.7%)
#*	Alisa Pankki OYJ	1,405	28,256
	Alma Media OYJ	5,579	67,601
	Cargotec OYJ, Class B	8,376	506,979
	Elisa OYJ	23,749	1,131,697
	eQ OYJ	1,222	18,070
	Harvia OYJ	5,546	274,851
*	Kalmar OYJ, Class B	8,376	260,836
	Kesko OYJ (KESKOA FH), Class A	11,758	246,312
		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ (KESKOB FH), Class B	59,117	$1,269,728
	Marimekko OYJ	7,952	110,610
#	Metso OYJ	54,221	516,030
	Orion OYJ (ORNAV FH), Class A	7,832	380,440
	Orion OYJ (ORNBV FH), Class B	27,053	1,315,819
	Puuilo OYJ	18,161	182,214
*	QT Group OYJ	3,609	274,936
#	Talenom OYJ	8,051	31,835
	Tokmanni Group Corp.	10,934	125,085
	Vaisala OYJ, Class A	5,135	249,399
TOTAL FINLAND			6,990,698
FRANCE — (4.6%)
#*	Bastide le Confort Medical	726	14,229
#	Catana Group	8,468	41,074
	Elis SA	20,385	463,744
#	Equasens	1,255	66,602
	Gaztransport Et Technigaz SA	10,027	1,458,919
	Getlink SE	46,242	785,866
*	ID Logistics Group SACA	1,159	517,216
	Infotel SA	775	35,866
	Interparfums SA	4,358	199,046
	IPSOS SA	7,603	373,352
*	JCDecaux SE	17,391	328,424
	Kaufman & Broad SA	3,850	142,596
Ω	La Francaise des Jeux SAEM	29,328	1,253,633
	Linedata Services	183	16,121
	Nexans SA	7,280	1,013,395
#*	OVH Groupe SAS	2,334	22,203
	Rexel SA	1,931	53,202
	Robertet SA	137	139,054
	SEB SA	5,977	631,438
	Seche Environnement SACA	870	86,476
*	SOITEC	670	53,055
	Sopra Steria Group	5,081	977,199
	SPIE SA	33,641	1,217,587
	Stef SA	607	90,896
	Sword Group	2,139	83,240
	Technip Energies NV	29,536	737,435
	Teleperformance SE	2,477	262,567
*	Ubisoft Entertainment SA	718	10,820
*	Vallourec SACA	30,807	507,214
Ω	Verallia SA	22,651	653,230
TOTAL FRANCE			12,235,699

27

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (5.6%)
	Adesso SE	609	$44,442
	AlzChem Group AG	978	55,426
	Amadeus Fire AG	1,636	139,727
	Atoss Software SE	3,090	406,442
#	Bechtle AG	22,343	762,888
*	Ceconomy AG	28,388	91,370
	CENIT AG	1,890	19,580
	Cewe Stiftung & Co. KGaA	684	73,534
	CTS Eventim AG & Co. KGaA	15,249	1,601,376
	Dermapharm Holding SE	5,650	191,925
	Eckert & Ziegler SE	4,652	199,593
	Elmos Semiconductor SE	2,015	120,388
*	Encavis AG	31,498	597,989
	Energiekontor AG	2,482	132,321
	Fabasoft AG	987	16,070
	Fielmann Group AG	8,389	421,965
	Freenet AG	15,945	473,892
	FUCHS SE	6,923	248,707
	GEA Group AG	33,419	1,646,080
	Gerresheimer AG	8,490	715,026
	GFT Technologies SE	2,328	51,342
	Hawesko Holding SE	669	17,211
	Hensoldt AG	12,424	422,719
	HOCHTIEF AG	6,779	830,182
	HUGO BOSS AG	5,711	262,923
	IVU Traffic Technologies AG	3,749	52,810
	Krones AG	3,266	425,417
#*	Nagarro SE	2,210	215,899
	Nexus AG	4,574	239,235
#*	Nordex SE	18,489	263,478
*	Pentixapharm Holding AG	4,652	17,964
	Pfeiffer Vacuum Technology AG	139	23,248
	Puma SE (PUM GR)	16,420	748,748
	Rational AG	33	32,317
	Secunet Security Networks AG	437	51,024
	Stroeer SE & Co. KGaA	9,841	583,926
	SUSS MicroTec SE	2,440	145,998
*Ω	TeamViewer SE	40,383	581,769
*	TUI AG	72,497	604,341
	Washtec AG	3,729	159,584
*Ω	Zalando SE	31,539	954,770
TOTAL GERMANY			14,643,646
		Shares	Value»
HONG KONG — (1.6%)
	Best Mart 360 Holdings Ltd.	42,000	$9,065
	Bright Smart Securities & Commodities Group Ltd.	76,000	21,773
	Cafe de Coral Holdings Ltd.	104,000	111,563
	CITIC Telecom International Holdings Ltd.	110,000	31,533
*	C-Mer Medical Holdings Ltd.	64,000	18,822
#*	Cowell e Holdings, Inc.	88,000	271,560
Ω	Crystal International Group Ltd.	78,000	42,718
	Fairwood Holdings Ltd.	25,500	23,008
#*Ω	FIT Hon Teng Ltd.	174,000	58,674
*Ω	Fosun Tourism Group	60,400	28,115
	FSE Lifestyle Services Ltd.	41,000	30,595
	Giordano International Ltd.	172,000	37,737
#††	Gold Fin Holdings	214,000	0
	IGG, Inc.	49,000	25,910
	Kerry Logistics Network Ltd.	35,000	32,870
	Luk Fook Holdings International Ltd.	29,000	55,562
	Man Wah Holdings Ltd.	370,000	268,819
*	MECOM Power & Construction Ltd.	30,997	773
*††	MH Development NPV	80,000	0
	Modern Dental Group Ltd.	43,000	20,713
*	Mongolian Mining Corp.	78,000	88,663
*	NagaCorp Ltd.	324,215	133,325
#	Nissin Foods Co. Ltd.	27,000	15,568
	Oriental Watch Holdings	28,000	12,413
	Pacific Basin Shipping Ltd.	575,000	158,364
	PAX Global Technology Ltd.	8,000	5,300
	PCCW Ltd.	1,096,687	602,308
	Perfect Medical Health Management Ltd.	132,000	43,779
	Plover Bay Technologies Ltd.	128,000	88,803

28

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Sa Sa International Holdings Ltd.	134,000	$11,735
Ω	Samsonite International SA	334,200	785,338
	SmarTone Telecommunications Holdings Ltd.	25,000	13,617
	Stella International Holdings Ltd.	70,500	131,604
	SUNeVision Holdings Ltd.	211,000	105,558
#	Theme International Holdings Ltd.	310,000	15,518
	Tradelink Electronic Commerce Ltd.	178,000	20,821
	Tycoon Group Holdings Ltd.	12,000	5,919
	United Laboratories International Holdings Ltd.	124,000	168,316
#	Vitasoy International Holdings Ltd.	192,000	217,158
	VTech Holdings Ltd.	48,100	358,050
	Xinyi Glass Holdings Ltd.	192,590	218,702
TOTAL HONG KONG			4,290,669
IRELAND — (0.4%)
	Glanbia PLC (GLB ID)	47,771	794,762
	Irish Continental Group PLC (IR5B ID)	40,436	224,671
TOTAL IRELAND			1,019,433
ISRAEL — (0.7%)
	Arad Ltd.	2,055	28,309
	Aura Investments Ltd.	7,209	36,586
	Bet Shemesh Engines Holdings 1997 Ltd.	1,181	93,548
	Danel Adir Yeoshua Ltd.	1,587	158,858
	Danya Cebus Ltd.	422	10,721
	Delta Israel Brands Ltd.	658	11,128
*	Electra Consumer Products 1970 Ltd.	1,740	34,793
	FMS Enterprises Migun Ltd.	369	13,609
	Formula Systems 1985 Ltd. (FORTY IT)	414	35,442
	Fox Wizel Ltd.	1,783	130,891
	Globrands Ltd.	90	10,046
	Hiper Global Ltd.	2,782	12,401
	IDI Insurance Co. Ltd.	2,449	83,335
		Shares	Value»
ISRAEL — (Continued)
	Inrom Construction Industries Ltd.	18,763	$66,950
	M Yochananof & Sons Ltd.	700	41,545
	Magic Software Enterprises Ltd. (MGIC US)	5,404	60,579
*	Malam - Team Ltd.	2,020	35,306
	Max Stock Ltd.	16,993	44,945
	Meitav Investment House Ltd.	10,788	57,604
	Next Vision Stabilized Systems Ltd.	13,408	152,460
	Novolog Ltd.	23,600	9,553
	One Software Technologies Ltd.	9,774	144,322
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	159,930
	Retailors Ltd.	3,984	71,840
	Tadiran Group Ltd.	920	48,360
	Tel Aviv Stock Exchange Ltd.	13,899	139,352
	Telsys Ltd.	884	42,768
	Tiv Taam Holdings 1 Ltd.	18,868	31,415
TOTAL ISRAEL			1,766,596
ITALY — (4.2%)
	A2A SpA	67,313	153,867
	ACEA SpA	6,569	124,664
	Amplifon SpA	35,115	980,905
	Arnoldo Mondadori Editore SpA	50,889	135,160
	Azimut Holding SpA	39,046	965,783
	Banca Generali SpA	20,762	920,079
	Banca Mediolanum SpA	34,184	422,542
Ω	BFF Bank SpA	45,285	442,201
	Brembo NV	20,613	216,488
	Brunello Cucinelli SpA	11,735	1,160,836
Ω	Carel Industries SpA	10,923	224,506
	Cembre SpA	763	31,770
	FinecoBank Banca Fineco SpA	18,681	298,226
	Hera SpA	109,909	420,463
	Intercos SpA	8,001	128,382
	Italian Sea Group SpA	2,920	25,563
	LU-VE SpA	2,501	73,859
	Maire SpA	52,339	395,037
	MARR SpA	5,190	60,357
	Moltiply Group SpA	4,026	149,732
*	Newlat Food SpA	4,907	60,892
	Pharmanutra SpA	1,151	68,734

29

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Piaggio & C SpA	45,642	$109,897
Ω	Piovan SpA	1,843	27,615
Ω	RAI Way SpA	34,041	195,461
	Reply SpA	7,137	1,088,084
*	Saipem SpA	224,382	533,489
	Sanlorenzo SpA	3,013	113,450
	Sesa SpA	2,243	194,794
	SOL SpA	12,905	500,521
Ω	Technogym SpA	40,447	436,016
	TXT e-solutions SpA	983	31,347
	Webuild SpA	77,406	219,505
#	Wiit SpA	1,016	22,729
	Zignago Vetro SpA	7,166	81,751
TOTAL ITALY			11,014,705
JAPAN — (22.4%)
	&Do Holdings Co. Ltd.	3,700	25,313
#	A&D HOLON Holdings Co. Ltd.	5,300	75,833
	Adastria Co. Ltd.	6,700	154,846
	Ad-sol Nissin Corp.	1,300	15,356
#*	Adventure, Inc.	800	19,641
	Aeon Delight Co. Ltd.	6,100	173,268
#	Aeon Fantasy Co. Ltd.	2,900	50,639
	Aeon Hokkaido Corp.	9,000	52,971
	Aeon Kyushu Co. Ltd.	1,200	23,156
	Ai Holdings Corp.	10,100	153,909
	Aica Kogyo Co. Ltd.	13,800	298,627
*	Aidma Holdings, Inc.	700	7,304
#	Ain Holdings, Inc.	9,000	297,223
*	Airtrip Corp.	3,700	25,001
	AIT Corp.	2,500	29,065
	Alleanza Holdings Co. Ltd.	4,600	32,239
#	Altech Corp.	4,470	80,924
	Amano Corp.	14,300	412,445
#	Amvis Holdings, Inc.	9,000	116,832
	Anest Iwata Corp.	3,500	32,236
	Anicom Holdings, Inc.	20,000	87,934
#*	Anycolor, Inc.	3,600	50,837
*	AnyMind Group, Inc.	3,300	21,224
	Aoyama Zaisan Networks Co. Ltd.	6,400	55,930
	Arata Corp.	3,300	74,088
	Arealink Co. Ltd.	4,400	52,551
	Argo Graphics, Inc.	4,200	144,421
	Artner Co. Ltd.	2,100	24,240
	As One Corp.	18,200	340,356
	Asahi Net, Inc.	7,000	28,902
	Asahi Yukizai Corp.	2,400	64,029
#	ASKUL Corp.	13,500	170,233
#*	Atom Corp.	2,100	9,346
#	Aucnet, Inc.	4,600	71,796
	Avant Group Corp.	7,100	100,000
	Axell Corp.	600	5,560
		Shares	Value»
JAPAN — (Continued)
	Axial Retailing, Inc.	17,600	$102,659
	Axxzia, Inc.	2,800	10,248
	AZ-COM MARUWA Holdings, Inc.	12,100	81,647
	AZOOM Co. Ltd.	400	15,308
#*	Bank of Innovation, Inc.	900	30,040
	Base Co. Ltd.	2,100	40,515
#	Beauty Garage, Inc.	2,600	24,811
	Beenos, Inc.	2,300	41,702
	Belc Co. Ltd.	3,000	128,397
	Bell System24 Holdings, Inc.	12,200	105,551
	Bewith, Inc.	800	8,211
	Bic Camera, Inc.	25,500	283,810
	Bookoff Group Holdings Ltd.	1,200	11,521
	Br Holdings Corp.	4,200	9,516
	BrainPad, Inc.	7,500	39,538
	Broadmedia Corp.	2,530	23,730
	BRONCO BILLY Co. Ltd.	800	19,573
	Bunka Shutter Co. Ltd.	9,300	111,904
	Business Engineering Corp.	1,400	36,967
	BuySell Technologies Co. Ltd.	1,000	26,932
	C Uyemura & Co. Ltd.	2,600	180,706
	Careerlink Co. Ltd.	2,200	36,016
#	Carenet, Inc.	5,100	22,328
	CellSource Co. Ltd.	1,000	7,737
	Celsys, Inc.	13,300	105,367
	Central Automotive Products Ltd.	3,300	99,392
	Central Security Patrols Co. Ltd.	2,600	47,413
#	Change Holdings, Inc.	10,500	82,545
	Charm Care Corp. KK	5,300	43,156
#	Chikaranomoto Holdings Co. Ltd.	2,800	19,868
	Chugoku Marine Paints Ltd.	7,100	101,415
	CKD Corp.	16,000	269,325
#	Colowide Co. Ltd.	22,300	246,972
#	Como Co. Ltd.	1,000	19,545
	Computer Engineering & Consulting Ltd.	6,700	78,920
	Comture Corp.	7,600	114,799
	Copro-Holdings Co. Ltd.	1,100	10,130
*	Core Concept Technologies, Inc.	700	5,897
#	Core Corp.	2,800	34,216

30

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cota Co. Ltd.	6,129	$65,866
	Create Restaurants Holdings, Inc.	38,100	303,514
	Create SD Holdings Co. Ltd.	8,100	159,096
	Creek & River Co. Ltd.	3,700	38,821
	Cresco Ltd.	9,000	72,108
*	CrowdWorks, Inc.	1,300	11,255
	CTS Co. Ltd.	8,600	51,204
#	Cube System, Inc.	1,300	8,512
	Curves Holdings Co. Ltd.	16,500	87,333
#*	Cyber Security Cloud, Inc.	800	9,392
	Cybozu, Inc.	7,600	104,351
	Daicel Corp.	26,700	235,656
	Daihen Corp.	5,200	215,709
	Daiichikosho Co. Ltd.	15,700	196,182
#	Daikoku Denki Co. Ltd.	2,300	50,321
	Daikokutenbussan Co. Ltd.	2,100	145,504
	Daiseki Co. Ltd.	14,360	366,637
	Daitron Co. Ltd.	1,900	34,873
	Daiwabo Holdings Co. Ltd.	28,500	513,039
#*	DD GROUP Co. Ltd.	2,100	18,871
	Dear Life Co. Ltd.	10,300	56,491
	Densan System Holdings Co. Ltd.	2,400	41,431
	Dentsu Soken, Inc.	7,800	277,613
	Dexerials Corp.	47,100	719,103
	Digital Arts, Inc.	3,900	132,736
	Digital Hearts Holdings Co. Ltd.	4,700	25,059
	Digital Information Technologies Corp.	4,200	55,596
	Dip Corp.	11,000	193,358
	Double Standard, Inc.	1,200	12,616
	DTS Corp.	13,600	352,262
	EAT&HOLDINGS Co. Ltd.	1,600	22,735
	Ebara Jitsugyo Co. Ltd.	3,600	96,297
	Ebase Co. Ltd.	8,200	34,607
	Eco's Co. Ltd.	2,700	36,247
	eGuarantee, Inc.	10,500	104,045
#	E-Guardian, Inc.	400	4,817
#	Elan Corp.	10,000	56,886
	Elecom Co. Ltd.	15,200	143,294
	EM Systems Co. Ltd.	9,000	31,499
	en Japan, Inc.	9,800	156,080
	Entrust, Inc.	4,400	21,949
	ES-Con Japan Ltd.	6,900	44,467
		Shares	Value»
JAPAN — (Continued)
	Eternal Hospitality Group Co. Ltd.	1,200	$27,792
	F&M Co. Ltd.	1,900	19,755
	Fast Fitness Japan, Inc.	1,200	10,372
*	FDK Corp.	5,900	24,617
#	Fibergate, Inc.	4,000	26,191
	Financial Partners Group Co. Ltd.	15,000	230,413
	FINDEX, Inc.	6,200	35,167
*	Fintech Global, Inc.	19,400	9,949
#	Fixstars Corp.	5,000	46,844
	Focus Systems Corp.	1,600	11,252
	Food & Life Cos. Ltd.	29,000	571,869
	Forum Engineering, Inc.	5,800	33,128
#	Forval Corp.	1,800	16,680
	FP Corp.	12,400	217,238
#	FP Partner, Inc.	1,600	30,610
#	France Bed Holdings Co. Ltd.	6,400	52,768
	Freebit Co. Ltd.	4,100	33,955
	FTGroup Co. Ltd.	2,600	18,643
	Fudo Tetra Corp.	1,200	16,630
	Fuji Corp. (7605 JP)	3,600	42,863
	Fuji Kosan Co. Ltd.	900	8,440
	Fuji Kyuko Co. Ltd.	6,700	112,410
	Fuji Oil Holdings, Inc.	1,600	34,442
	Fujibo Holdings, Inc.	400	12,259
	Fujimi, Inc.	12,200	187,698
#*	Fujio Food Group, Inc.	3,700	33,694
*	Fujita Kanko, Inc.	1,800	109,791
	Fukuda Denshi Co. Ltd.	5,200	261,900
	Fukui Computer Holdings, Inc.	3,200	56,425
	Fukushima Galilei Co. Ltd.	3,200	115,562
	FULLCAST Holdings Co. Ltd.	7,500	75,428
	Funai Soken Holdings, Inc.	10,630	169,195
#	Furuya Metal Co. Ltd.	4,200	109,049
	Furyu Corp.	4,600	33,189
	Fuso Chemical Co. Ltd.	5,600	136,581
	Future Corp.	13,500	172,858
	G-7 Holdings, Inc.	8,600	80,540
#*	GA Technologies Co. Ltd.	3,600	25,867
	Gakkyusha Co. Ltd.	1,800	22,321
#	Gakujo Co. Ltd.	1,800	19,589
	Genki Global Dining Concepts Corp.	3,200	82,895

31

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Genky DrugStores Co. Ltd.	4,400	$89,321
#	Gift Holdings, Inc.	2,400	50,585
#*	giftee, Inc.	6,000	36,645
#	GMO Financial Gate, Inc.	1,000	50,166
#	GMO Financial Holdings, Inc.	10,300	43,027
#	GMO GlobalSign Holdings KK	1,400	25,592
	GMO internet group, Inc.	15,938	275,442
#*	GNI Group Ltd.	10,400	207,419
#*	Gokurakuyu Holdings Co. Ltd.	3,700	9,911
	Goldwin, Inc.	800	41,492
#	Greens Co. Ltd.	2,300	22,907
	gremz, Inc.	3,600	61,224
	GungHo Online Entertainment, Inc.	14,400	320,750
	H2O Retailing Corp.	4,400	58,882
#	Hakudo Co. Ltd.	1,800	28,156
#	Hakuto Co. Ltd.	2,500	73,545
	Halows Co. Ltd.	3,400	95,066
	Hamee Corp.	1,900	12,857
	Happinet Corp.	4,200	112,236
	Hard Off Corp. Co. Ltd.	3,700	46,608
#*	Hennge KK	5,800	41,866
	Hiday Hidaka Corp.	4,800	86,359
	Himacs Ltd.	720	6,546
#	Hioki EE Corp.	2,868	154,017
#	Hirose Tusyo, Inc.	400	9,705
#*	HIS Co. Ltd.	10,800	123,770
	Hokuetsu Industries Co. Ltd.	4,900	60,428
	Hokuto Corp.	2,100	25,073
	Honeys Holdings Co. Ltd.	3,200	35,312
	Hoosiers Holdings Co. Ltd.	1,600	10,595
	Hosokawa Micron Corp.	1,700	44,441
	Hotland Co. Ltd.	3,900	59,462
#	IBJ, Inc.	7,600	32,151
	Ichibanya Co. Ltd.	15,820	108,476
	ID Holdings Corp.	1,950	18,762
	Idec Corp.	7,900	127,349
	IDOM, Inc.	22,700	157,017
	IG Port, Inc.	2,400	29,305
	Iino Kaiun Kaisha Ltd.	5,000	36,683
#	IKK Holdings, Inc.	2,500	12,079
#	I'll, Inc.	3,200	65,393
	i-mobile Co. Ltd.	8,400	27,869
		Shares	Value»
JAPAN — (Continued)
	Imuraya Group Co. Ltd.	2,200	$35,164
#	I-NE Co. Ltd.	1,800	25,085
	I-Net Corp.	3,440	34,584
#	Infomart Corp.	23,200	54,498
	Insource Co. Ltd.	16,000	100,268
	Intelligent Wave, Inc.	3,700	21,453
#	IPS, Inc.	2,400	37,671
#	IR Japan Holdings Ltd.	2,900	15,954
	ISB Corp.	3,900	35,473
#	Ise Chemicals Corp.	800	102,404
#*	Istyle, Inc.	15,800	45,059
	Itfor, Inc.	9,100	80,930
#	ITmedia, Inc.	4,100	42,697
	Ito En Ltd.	10,600	232,304
	Itochu Enex Co. Ltd.	11,000	115,138
	Itoki Corp.	10,500	99,954
	Iwaki Co. Ltd.	2,200	41,179
	JAC Recruitment Co. Ltd.	23,200	111,168
*	Jade Group, Inc.	3,000	33,890
*	Jamco Corp.	1,200	9,773
	Japan Aviation Electronics Industry Ltd.	9,300	172,522
	Japan Business Systems, Inc.	1,400	9,116
#*	Japan Communications, Inc.	34,900	32,527
	Japan Elevator Service Holdings Co. Ltd.	18,500	354,227
*	Japan Hospice Holdings, Inc.	1,700	15,910
	Japan Lifeline Co. Ltd.	18,600	146,116
	Japan Material Co. Ltd.	22,000	261,906
	Japan Property Management Center Co. Ltd.	3,500	26,025
	Japan System Techniques Co. Ltd.	4,400	52,933
	JBCC Holdings, Inc.	5,400	155,746
	JCR Pharmaceuticals Co. Ltd.	15,400	68,864
	JCU Corp.	6,400	147,519
	Jeol Ltd.	12,300	456,275
	JFE Systems, Inc.	800	15,790
*	JIG-SAW, Inc.	1,700	46,238
	JINS Holdings, Inc.	4,000	163,035
	JINUSHI Co. Ltd.	2,400	32,981
	J-Lease Co. Ltd.	5,400	48,824
	JM Holdings Co. Ltd.	3,700	72,201

32

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JP-Holdings, Inc.	20,500	$96,441
	Justsystems Corp.	10,400	232,538
	JVCKenwood Corp.	30,800	242,233
	Kaga Electronics Co. Ltd.	1,800	32,680
	Kagome Co. Ltd.	15,500	307,045
	Kakaku.com, Inc.	900	13,819
#	Kakiyasu Honten Co. Ltd.	3,000	52,505
#	Kamakura Shinsho Ltd.	10,700	36,256
	Kameda Seika Co. Ltd.	801	23,307
	Kanadevia Corp.	42,700	291,873
	Kanamic Network Co. Ltd.	5,200	18,511
	Kanematsu Corp.	8,300	126,352
	Kanro, Inc.	600	11,569
*	Kaonavi, Inc.	1,000	15,430
	Kappa Create Co. Ltd.	5,100	54,374
	Katitas Co. Ltd.	14,800	187,650
#	KeePer Technical Laboratory Co. Ltd.	5,200	142,817
	Keihan Holdings Co. Ltd.	8,800	164,271
	KH Neochem Co. Ltd.	10,300	138,885
	Kibun Foods, Inc.	1,400	10,117
	Kintetsu Department Store Co. Ltd.	2,000	27,252
#	Ki-Star Real Estate Co. Ltd.	1,600	40,607
#	Koa Shoji Holdings Co. Ltd.	2,000	8,051
	Kohoku Kogyo Co. Ltd.	1,200	23,321
	KOMEDA Holdings Co. Ltd.	14,600	276,299
#	Komehyo Holdings Co. Ltd.	2,300	56,987
	Konoshima Chemical Co. Ltd.	1,300	15,337
	Kosaido Holdings Co. Ltd.	17,000	59,257
	Koshidaka Holdings Co. Ltd.	13,241	103,864
#	Kotobuki Spirits Co. Ltd.	22,500	303,811
	Kozo Keikaku Engineering Holdings, Inc.	1,500	39,741
	Kura Sushi, Inc.	500	13,130
#	Kushikatsu Tanaka Holdings Co.	1,100	11,237
		Shares	Value»
JAPAN — (Continued)
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	$330,922
	Kyoritsu Maintenance Co. Ltd.	17,600	282,565
#	LA Holdings Co. Ltd.	800	23,917
	LAC Co. Ltd.	3,800	18,303
	Lacto Japan Co. Ltd.	800	14,454
#	LEC, Inc.	1,200	10,329
	Leopalace21 Corp.	48,000	173,323
	Life Corp.	5,400	117,331
	Lifedrink Co., Inc.	5,600	64,668
	LIKE, Inc.	1,800	16,277
#	Link & Motivation, Inc.	13,500	49,067
#	LITALICO, Inc.	6,400	45,710
*	Luckland Co. Ltd.	800	10,491
#*	Macbee Planet, Inc.	600	10,357
	Macnica Holdings, Inc.	25,600	292,002
	Maeda Kosen Co. Ltd.	12,800	148,157
#	Management Solutions Co. Ltd.	3,400	42,095
	Mani, Inc.	22,800	272,027
	MarkLines Co. Ltd.	4,100	73,421
	Matching Service Japan Co. Ltd.	1,300	8,866
	Matsui Securities Co. Ltd.	35,500	191,258
	Matsuya Co. Ltd.	1,900	10,345
	Matsuyafoods Holdings Co. Ltd.	1,600	70,921
	Max Co. Ltd.	1,900	43,823
	Maxvalu Tokai Co. Ltd.	500	10,696
	MCJ Co. Ltd.	23,300	218,319
	MEC Co. Ltd.	4,900	115,283
	Media Do Co. Ltd.	1,100	9,651
	Medical Data Vision Co. Ltd.	10,100	34,069
#*	Medley, Inc.	4,500	109,798
	MedPeer, Inc.	2,600	9,357
	Meidensha Corp.	2,500	65,610
	Meiho Facility Works Ltd.	3,100	17,340
	Meiko Electronics Co. Ltd.	5,600	218,871
	MEITEC Group Holdings, Inc.	24,000	459,918
	Menicon Co. Ltd.	18,200	200,259
*	Mercari, Inc.	21,800	304,963
	METAWATER Co. Ltd.	5,600	64,794
	Micronics Japan Co. Ltd.	9,600	239,195
*	Microwave Chemical Co. Ltd.	1,600	7,537

33

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Midac Holdings Co. Ltd.	2,400	$28,942
	Milbon Co. Ltd.	8,960	189,391
#	Mirai Industry Co. Ltd.	1,100	25,750
	Miroku Jyoho Service Co. Ltd.	6,000	71,461
	Mitani Corp.	6,400	78,710
	Mitani Sekisan Co. Ltd.	2,300	94,427
	Mitsubishi Logisnext Co. Ltd.	8,200	60,979
	Mitsui High-Tec, Inc.	23,500	125,055
	Mitsui-Soko Holdings Co. Ltd.	3,300	153,259
	Miura Co. Ltd.	13,100	305,894
	Miyaji Engineering Group, Inc.	4,000	52,251
	Mizuho Medy Co. Ltd.	2,000	21,730
	Monex Group, Inc.	42,700	200,361
	Monogatari Corp.	9,900	232,829
	Morinaga & Co. Ltd.	19,600	366,612
	Morinaga Milk Industry Co. Ltd.	18,600	432,537
	Morozoff Ltd.	900	27,315
	MOS Food Services, Inc.	1,400	33,072
	Mugen Estate Co. Ltd.	2,500	25,507
	m-up Holdings, Inc.	11,300	97,517
#	Nagano Keiki Co. Ltd.	3,000	47,939
	Nagase Brothers, Inc.	1,700	20,317
#	Nagawa Co. Ltd.	1,600	71,133
	Naigai Trans Line Ltd.	2,600	47,461
	Nakanishi, Inc.	20,400	346,899
#	Namura Shipbuilding Co. Ltd.	9,100	93,789
	NCD Co. Ltd./Shinagawa	1,900	20,380
	NEC Networks & System Integration Corp.	15,900	335,907
	NET One Systems Co. Ltd.	23,900	580,264
	New Art Holdings Co. Ltd.	3,290	32,995
#	Nextage Co. Ltd.	13,500	129,570
	Nichias Corp.	14,000	501,386
	Nifco, Inc.	10,500	243,927
	Nihon Dempa Kogyo Co. Ltd.	1,300	8,992
	Nihon Dengi Co. Ltd.	200	7,235
	Nihon M&A Center Holdings, Inc.	74,300	321,633
		Shares	Value»
JAPAN — (Continued)
	Nippon Air Conditioning Services Co. Ltd.	6,700	$44,722
	Nippon Aqua Co. Ltd.	3,900	20,925
	Nippon Concept Corp.	1,800	21,249
	Nippon Gas Co. Ltd.	38,300	523,459
	Nippon Parking Development Co. Ltd.	74,700	110,226
	Nippon Shinyaku Co. Ltd.	9,900	265,607
	Nishimatsu Construction Co. Ltd.	800	26,836
	Nishimatsuya Chain Co. Ltd.	10,900	160,929
	Nissei ASB Machine Co. Ltd.	2,700	81,941
	Nisso Holdings Co. Ltd.	8,200	44,274
	Nissui Corp.	33,700	204,708
	Nitto Kogyo Corp.	2,400	46,355
	Nittoc Construction Co. Ltd.	4,800	32,055
	Noevir Holdings Co. Ltd.	4,800	161,498
	Nojima Corp.	7,400	103,784
	NSD Co. Ltd.	19,600	423,321
	NSW, Inc.	2,200	42,698
	Oat Agrio Co. Ltd.	1,200	14,424
	Oenon Holdings, Inc.	4,100	10,792
#	Ohba Co. Ltd.	2,300	15,186
	Ohsho Food Service Corp.	12,000	235,719
	Okamura Corp.	8,400	105,566
	Okinawa Cellular Telephone Co.	8,600	244,656
	Onward Holdings Co. Ltd.	14,300	48,830
	Ootoya Holdings Co. Ltd.	400	13,164
	Open Up Group, Inc.	9,000	118,613
	Optex Group Co. Ltd.	10,620	112,956
*	Optim Corp.	4,900	19,013
	Organo Corp.	6,200	289,698
	Oro Co. Ltd.	2,900	45,263
#	Osaka Organic Chemical Industry Ltd.	3,900	74,695
#	OSAKA Titanium Technologies Co. Ltd.	7,700	107,954
	OSG Corp.	15,400	181,766

34

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PAL GROUP Holdings Co. Ltd.	10,800	$217,246
	Paramount Bed Holdings Co. Ltd.	9,100	157,258
#*	Park24 Co. Ltd.	33,300	413,880
	Pasona Group, Inc.	4,100	54,051
	Penta-Ocean Construction Co. Ltd.	28,100	116,720
*	PeptiDream, Inc.	24,500	449,729
#	Pharma Foods International Co. Ltd.	4,100	25,669
*	PIA Corp.	1,300	26,642
	Pigeon Corp.	35,300	382,869
	PILLAR Corp.	6,900	193,187
	Pilot Corp.	8,200	254,880
#	Plus Alpha Consulting Co. Ltd.	6,300	88,063
#	Poppins Corp.	800	7,350
	Port, Inc.	1,000	12,139
	Premium Group Co. Ltd.	10,200	158,559
	Premium Water Holdings, Inc.	800	15,240
	Prestige International, Inc.	32,400	144,838
	Pronexus, Inc.	3,800	32,253
	Pro-Ship, Inc.	2,600	25,369
	Proto Corp.	7,500	69,782
	QB Net Holdings Co. Ltd.	600	3,964
	Qol Holdings Co. Ltd.	2,200	20,474
	Quick Co. Ltd.	3,900	51,438
	Raccoon Holdings, Inc.	5,900	29,012
	Raito Kogyo Co. Ltd.	13,600	198,425
	Raksul, Inc.	9,800	82,568
	Rakus Co. Ltd.	11,900	159,118
	Relo Group, Inc.	29,300	356,416
	Renaissance, Inc.	1,700	11,488
*	RENOVA, Inc.	800	4,533
	Resorttrust, Inc.	25,100	456,073
	Rheon Automatic Machinery Co. Ltd.	1,100	10,223
	Ride On Express Holdings Co. Ltd.	2,800	18,401
	Riken Keiki Co. Ltd.	5,800	164,325
	Riken Vitamin Co. Ltd.	2,100	36,765
#	Ringer Hut Co. Ltd.	5,000	74,439
	Riso Kyoiku Co. Ltd.	12,105	22,309
	Rix Corp.	800	14,378
	Roland Corp.	2,800	71,626
	Rorze Corp.	8,300	120,969
		Shares	Value»
JAPAN — (Continued)
	Round One Corp.	62,600	$396,195
	Royal Holdings Co. Ltd.	5,400	87,791
	Saizeriya Co. Ltd.	3,600	132,885
	Sakai Moving Service Co. Ltd.	5,000	80,786
#	Sakura Internet, Inc.	8,700	263,039
#	Samco, Inc.	900	19,092
	San-Ai Obbli Co. Ltd.	7,700	94,009
	Sangetsu Corp.	8,500	155,619
*	Sanken Electric Co. Ltd.	5,800	228,005
	Sanki Engineering Co. Ltd.	900	14,108
	Sankyo Frontier Co. Ltd.	3,000	38,935
	Sankyu, Inc.	800	27,788
	Santec Holdings Corp.	900	32,660
#	Sato Foods Co. Ltd.	600	30,281
	Sawai Group Holdings Co. Ltd.	22,800	305,420
#	SBI Global Asset Management Co. Ltd.	12,700	50,321
	SBS Holdings, Inc.	5,900	96,925
	Seiko Group Corp.	2,800	70,577
#	Seiren Co. Ltd.	12,200	205,286
#	Senshu Electric Co. Ltd.	3,300	109,733
	Seria Co. Ltd.	14,476	302,430
	Seven Bank Ltd.	124,400	262,556
#	SFP Holdings Co. Ltd.	1,600	20,423
	Shibaura Electronics Co. Ltd.	4,400	101,679
	Shibaura Mechatronics Corp.	3,600	248,045
#*	SHIFT, Inc.	2,599	261,191
	Shin Maint Holdings Co. Ltd.	2,600	25,189
#	Shin Nippon Biomedical Laboratories Ltd.	5,500	44,399
	Shinagawa Refractories Co. Ltd.	5,200	60,540
	Shinnihonseiyaku Co. Ltd.	4,000	45,588
	Ship Healthcare Holdings, Inc.	20,100	305,646
	SHO-BOND Holdings Co. Ltd.	4,100	144,232
	Shoei Co. Ltd.	15,400	236,327
	SIGMAXYZ Holdings, Inc.	9,800	109,704

35

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Simplex Holdings, Inc.	5,700	$92,438
	Sinfonia Technology Co. Ltd.	4,300	145,203
	Sinko Industries Ltd.	3,500	100,012
#*	Smaregi, Inc.	500	9,435
	SMS Co. Ltd.	19,900	223,088
	Softcreate Holdings Corp.	5,000	70,851
	Software Service, Inc.	800	66,487
	Solasto Corp.	14,600	46,669
	Soliton Systems KK	3,900	32,545
	Sparx Group Co. Ltd.	7,020	63,206
#	S-Pool, Inc.	25,300	60,005
	SRA Holdings	3,100	86,467
	SRS Holdings Co. Ltd.	6,600	49,903
#	St. Care Holding Corp.	4,300	20,879
	Starts Corp., Inc.	7,800	179,678
	Step Co. Ltd.	1,600	21,204
	STI Foods Holdings, Inc.	800	29,939
	Strike Co. Ltd.	3,100	75,381
#	Studio Alice Co. Ltd.	1,900	25,497
	Subaru Enterprise Co. Ltd.	1,500	31,322
*	Sun*, Inc. (4053 JP)	1,600	5,501
#	Suzuden Corp.	1,300	15,181
	SWCC Corp.	6,900	241,978
	System D, Inc.	800	6,996
	System Research Co. Ltd.	2,000	18,807
	System Support, Inc.	1,700	20,336
	Systems Engineering Consultants Co. Ltd.	600	15,986
	Systena Corp.	78,000	185,256
	Syuppin Co. Ltd.	8,200	56,387
	Taiyo Holdings Co. Ltd.	10,500	277,180
	Takara & Co. Ltd.	2,200	38,628
	Takasago Thermal Engineering Co. Ltd.	8,600	275,796
	Takeuchi Manufacturing Co. Ltd.	11,300	352,149
	Tama Home Co. Ltd.	5,500	138,681
	Tamron Co. Ltd.	10,800	303,926
#	Tazmo Co. Ltd.	4,100	97,469
	TDC Soft, Inc.	10,200	82,415
	TechMatrix Corp.	11,600	168,372
	TechnoPro Holdings, Inc.	20,900	373,031
	Tecnos Japan, Inc.	3,800	15,982
#	Tenpos Holdings Co. Ltd.	1,600	33,773
	Tera Probe, Inc.	500	10,398
		Shares	Value»
JAPAN — (Continued)
#	T-Gaia Corp.	5,700	$99,085
	TKC Corp.	8,200	212,644
	Tocalo Co. Ltd.	21,500	250,099
	Toho Co. Ltd. (8142 JP)	1,400	24,764
	Toho System Science Co. Ltd.	2,400	22,864
	Toho Titanium Co. Ltd.	10,500	69,427
*	Toho Zinc Co. Ltd.	2,000	12,672
	TOKAI Holdings Corp.	29,500	180,954
	Tokyo Base Co. Ltd.	6,300	10,190
	Tokyo Electron Device Ltd.	6,900	152,703
	Tokyo Individualized Educational Institute, Inc.	7,300	19,141
	Tokyo Seimitsu Co. Ltd.	3,600	193,713
#	Tokyotokeiba Co. Ltd.	5,500	149,857
	Tomy Co. Ltd.	25,400	670,529
	Topcon Corp.	26,700	271,052
#	Toridoll Holdings Corp.	13,600	349,593
	Torishima Pump Manufacturing Co. Ltd.	3,700	67,043
	Tosei Corp.	6,900	107,315
	Toshiba TEC Corp.	7,100	161,465
	Totech Corp.	3,300	56,537
#	Toukei Computer Co. Ltd.	600	18,372
#	Towa Corp.	11,139	142,621
	Toyo Construction Co. Ltd.	4,400	37,646
#	Toyo Gosei Co. Ltd.	1,600	74,591
	Traders Holdings Co. Ltd.	8,020	42,169
	Trancom Co. Ltd.	1,400	94,518
	Transaction Co. Ltd.	4,000	64,746
*	Transaction Media Networks, Inc.	6,200	17,329
	Transcosmos, Inc.	7,300	159,350
	TRE Holdings Corp.	2,000	23,457
#	Treasure Factory Co. Ltd.	2,600	22,788
#	Tsuburaya Fields Holdings, Inc.	9,600	128,381
	Tsugami Corp.	6,500	60,211
	Tsuzuki Denki Co. Ltd.	1,700	27,700
	ULS Group, Inc.	700	24,729
	Ulvac, Inc.	1,500	70,136
	U-Next Holdings Co. Ltd.	4,800	153,118
	United Arrows Ltd.	5,000	71,236
	UNITED, Inc.	1,800	8,937

36

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	User Local, Inc.	2,500	$30,134
	UT Group Co. Ltd.	8,900	151,011
	Valqua Ltd.	6,500	139,448
#	Value HR Co. Ltd.	4,800	54,226
	ValueCommerce Co. Ltd.	5,000	35,655
	Vector, Inc.	12,500	77,732
	Vertex Corp.	6,000	79,728
	Vision, Inc.	9,800	67,403
#*	Visional, Inc.	5,600	299,651
	Wacom Co. Ltd.	2,000	9,220
	Waseda Academy Co. Ltd.	3,700	40,566
	Watahan & Co. Ltd.	3,300	34,912
	WATAMI Co. Ltd.	2,600	18,164
	WDB Holdings Co. Ltd.	2,100	23,561
	Weathernews, Inc.	2,000	78,838
	Wellnet Corp.	5,700	29,596
	West Holdings Corp.	7,315	108,852
	Will Group, Inc.	5,900	37,875
*	WingArc1st, Inc.	4,200	89,471
	Workman Co. Ltd.	3,000	76,575
	YAKUODO Holdings Co. Ltd.	3,100	43,116
	YAMADA Consulting Group Co. Ltd.	4,700	64,663
	Yamaichi Electronics Co. Ltd.	4,500	75,179
	Yamami Co.	900	21,801
	Yamaura Corp.	900	6,996
	Yaoko Co. Ltd.	4,900	297,860
#	Yashima Denki Co. Ltd.	1,300	14,612
	Yonex Co. Ltd.	14,600	182,692
*	Yoshimura Food Holdings KK	2,000	18,058
	Yoshinoya Holdings Co. Ltd.	19,900	405,270
	Yossix Holdings Co. Ltd.	900	19,278
	Yotai Refractories Co. Ltd.	300	3,269
	Yuasa Trading Co. Ltd.	3,100	94,248
	Yukiguni Maitake Co. Ltd.	6,000	41,175
	Zenkoku Hosho Co. Ltd.	4,400	158,988
	ZERIA Pharmaceutical Co. Ltd.	5,400	82,448
	ZIGExN Co. Ltd.	10,500	39,591
TOTAL JAPAN			59,059,010
		Shares	Value»
NETHERLANDS — (2.0%)
	Arcadis NV	14,235	$985,685
#*Ω	Basic-Fit NV	6,679	165,381
	BE Semiconductor Industries NV	10,084	1,073,403
	IMCD NV	11,479	1,825,058
*	InPost SA	32,720	638,305
	Nedap NV	1,373	82,252
#	PostNL NV	30,014	36,099
	Randstad NV	3,260	150,310
	TKH Group NV, CVA	9,907	403,110
TOTAL NETHERLANDS			5,359,603
NEW ZEALAND — (0.3%)
	AFT Pharmaceuticals Ltd.	3,631	6,957
	Briscoe Group Ltd.	6,337	19,394
#	Channel Infrastructure NZ Ltd.	39,877	42,103
	Chorus Ltd. (CNU NZ)	4,163	21,775
	Freightways Group Ltd.	33,273	208,592
	Hallenstein Glasson Holdings Ltd.	11,317	51,009
	NZME Ltd. (NZM NZ)	11,793	7,535
	NZX Ltd.	73,480	59,442
*	Rakon Ltd.	19,585	8,321
#*	Restaurant Brands New Zealand Ltd.	7,481	15,265
	Skellerup Holdings Ltd.	60,070	176,042
	Summerset Group Holdings Ltd.	26,447	195,297
#	TOWER Ltd.	31,682	25,491
	Warehouse Group Ltd.	17,853	10,979
TOTAL NEW ZEALAND			848,202
NORWAY — (1.0%)
	2020 Bulkers Ltd.	3,624	43,437
	ABG Sundal Collier Holding ASA	119,624	74,670
	AF Gruppen ASA	4,408	52,682
	Atea ASA	22,915	294,459
	Belships ASA	11,616	18,755
#*	Bluenord ASA	4,933	240,511
	Bonheur ASA	580	14,619
	Borregaard ASA	7,306	129,680
	Bouvet ASA	23,439	144,438
*	DOF Group ASA	3,196	25,518
Ω	Elmera Group ASA	23,591	72,418
	Elopak ASA	20,009	81,383
Ω	Europris ASA	44,317	273,457
*	Gentoo Media, Inc.	13,083	29,724
Ω	Kid ASA	9,010	124,002
	Kitron ASA	55,251	157,078

37

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Magnora ASA	7,791	$16,046
	Medistim ASA	4,290	62,364
Ω	Multiconsult ASA	5,352	93,273
	Norbit ASA	3,975	34,289
	Odfjell Technology Ltd.	4,019	18,307
Ω	Okeanis Eco Tankers Corp.	2,766	73,302
	Protector Forsikring ASA	3,510	91,357
	Rana Gruber ASA	4,523	32,530
*	SATS ASA	16,092	31,540
	Veidekke ASA	30,427	347,603
TOTAL NORWAY			2,577,442
PORTUGAL — (0.3%)
	Altri SGPS SA	16,971	91,776
	Corticeira Amorim SGPS SA	1,114	10,172
	CTT-Correios de Portugal SA	31,173	145,035
#	Mota-Engil SGPS SA	27,718	77,283
	Navigator Co. SA	60,736	234,276
	NOS SGPS SA	76,360	292,100
TOTAL PORTUGAL			850,642
SINGAPORE — (0.7%)
	Aztech Global Ltd.	45,500	25,715
	Delfi Ltd.	68,200	45,045
	DFI Retail Group Holdings Ltd.	65,600	155,671
	Dyna-Mac Holdings Ltd.	157,800	78,040
	Food Empire Holdings Ltd.	48,100	37,088
#	Frencken Group Ltd.	61,200	53,190
	Grand Venture Technology Ltd.	19,100	7,787
	HRnetgroup Ltd.	67,400	34,582
	iFAST Corp. Ltd.	31,300	177,085
	Micro-Mechanics Holdings Ltd.	15,800	20,379
	Netlink NBN Trust	225,200	152,280
	Propnex Ltd.	98,100	57,942
	Q&M Dental Group Singapore Ltd.	87,720	19,438
	Raffles Medical Group Ltd.	223,700	148,883
	Riverstone Holdings Ltd.	117,700	80,583
	Sheng Siong Group Ltd.	206,900	248,728
	StarHub Ltd.	158,800	143,221
		Shares	Value»
SINGAPORE — (Continued)
	Thomson Medical Group Ltd.	620,100	$22,541
	UMS Integration Ltd.	197,175	151,176
	Venture Corp. Ltd.	3,900	39,116
	Vicom Ltd.	33,700	33,940
TOTAL SINGAPORE			1,732,430
SPAIN — (2.4%)
	Acciona SA	4,226	542,324
*	Audax Renovables SA	30,608	58,332
	Bankinter SA	14,765	120,459
	CIE Automotive SA	15,735	422,228
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	133,195
*	Distribuidora Internacional de Alimentacion SA	1,732,678	23,604
*	eDreams ODIGEO SA	801	5,653
	Fluidra SA	6,658	179,958
Ω	Global Dominion Access SA	10,321	29,262
	Indra Sistemas SA	39,692	699,749
	Laboratorios Farmaceuticos Rovi SA	6,930	588,704
	Logista Integral SA	21,593	661,557
	Melia Hotels International SA	33,213	247,211
Ω	Prosegur Cash SA	118,184	69,095
	Renta 4 Banco SA	926	12,403
	Sacyr SA	166,155	553,299
*	Solaria Energia y Medio Ambiente SA	21,705	227,665
*	Tecnicas Reunidas SA	10,270	124,216
#	Tubacex SA	32,303	113,086
	Vidrala SA	5,730	619,580
	Viscofan SA	12,512	836,758
TOTAL SPAIN			6,268,338
SWEDEN — (2.5%)
	AddLife AB, Class B	24,189	307,392
	Addnode Group AB	31,624	317,278
	AQ Group AB	15,000	189,865
	Beijer Alma AB	8,618	138,848
	Bergman & Beving AB	3,026	85,196
	Betsson AB, Class B	670	8,922
	Bilia AB, Class A	17,266	203,566
	BioGaia AB, Class B	3,561	35,304
*Ω	Boozt AB	6,000	67,086
	BTS Group AB, Class B	498	13,874
	Bufab AB	8,404	301,552
	Cellavision AB	3,860	84,396

38

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Clas Ohlson AB, Class B	10,598	$175,531
Ω	Coor Service Management Holding AB	17,719	62,305
	CTT Systems AB	968	21,935
*	Dynavox Group AB	2,740	15,883
	Electrolux Professional AB, Class B	55,121	379,998
	Elekta AB, Class B	10,940	65,904
#	Engcon AB	1,430	16,594
	Ework Group AB	2,192	28,979
*	GiG Software PLC, SDR	13,083	5,526
*Ω	Green Landscaping Group AB	5,723	41,803
*	Hexatronic Group AB	17,655	72,313
	HMS Networks AB	3,578	133,129
	Instalco AB	46,026	140,268
	INVISIO AB	8,775	221,885
	Lime Technologies AB	2,918	89,928
	Lindab International AB	3,803	79,729
*	Medcap AB	3,367	172,120
	Medicover AB, Class B	11,967	206,408
	Micro Systemation AB, Class B	3,597	17,251
	Momentum Group AB	8,546	144,318
	NCAB Group AB	37,830	233,271
	Nederman Holding AB	4,197	89,338
	New Wave Group AB, Class B	5,472	58,162
	Nolato AB, Class B	8,734	45,883
	Nordic Paper Holding AB	5,013	23,337
	Nordic Waterproofing Holding AB	1,935	31,516
*	Norva24 Group AB	5,111	14,999
*	Note AB	2,247	28,924
	OEM International AB, Class B	20,968	245,082
	Prevas AB, Class B	2,095	21,794
	Proact IT Group AB	6,525	83,639
	RaySearch Laboratories AB	7,143	101,842
	Rvrc Holding AB	12,708	55,354
*Ω	Scandic Hotels Group AB	42,995	277,819
*	Sdiptech AB, Class B	4,818	108,795
	SkiStar AB	9,997	153,953
	Synsam AB	9,424	42,808
	Systemair AB	21,801	166,757
*	TF Bank AB	750	22,087
		Shares	Value»
SWEDEN — (Continued)
	Troax Group AB	11,120	$225,974
#	Truecaller AB, Class B	46,868	209,743
	VBG Group AB, Class B	2,004	58,078
	Vitec Software Group AB, Class B	8,760	381,818
	Volati AB	3,354	31,074
	XANO Industri AB, Class B	2,920	18,520
TOTAL SWEDEN			6,575,653
SWITZERLAND — (7.7%)
	Accelleron Industries AG (ACLN SW)	23,434	1,256,470
	APG SGA SA	377	86,067
*	Aryzta AG	322,082	569,591
	Ascom Holding AG	10,301	57,367
	Avolta AG	10,084	400,924
	Barry Callebaut AG	290	508,627
	Belimo Holding AG	3,044	2,016,444
	Bossard Holding AG, Class A	1,813	435,610
	Burckhardt Compression Holding AG	999	734,446
	Burkhalter Holding AG	191	19,623
	Cie Financiere Tradition SA	603	105,505
	Coltene Holding AG	858	53,085
	Daetwyler Holding AG	1,738	292,723
	dormakaba Holding AG	989	754,144
	Emmi AG	646	613,991
Ω	Galenica AG	1,257	109,400
	Georg Fischer AG	20,427	1,482,179
	Inficon Holding AG	583	698,523
	Interroll Holding AG	205	539,105
	Kardex Holding AG	2,288	697,976
	LEM Holding SA	145	193,322
Ω	Medacta Group SA	2,186	290,721
	Mobilezone Holding AG	14,625	233,328
	Orior AG	2,145	106,614
	SFS Group AG	5,125	733,330
	Siegfried Holding AG	1,437	1,877,072
	SIG Group AG	30,652	661,475
	SKAN Group AG	1,832	163,879
	Softwareone Holding AG	21,828	197,233
	Stadler Rail AG	10,448	298,515
	Sulzer AG	3,893	600,160
	Swissquote Group Holding SA	2,575	875,937
	Temenos AG	20,126	1,394,031

39

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
Ω	VAT Group AG	184	$76,617
	VZ Holding AG	4,613	744,377
	Ypsomed Holding AG	1,069	474,144
TOTAL SWITZERLAND			20,352,555
UNITED KINGDOM — (13.5%)
	4imprint Group PLC	7,740	509,839
	AG Barr PLC	4,994	40,192
Ω	Airtel Africa PLC	138,944	182,586
	AJ Bell PLC	81,220	466,521
Ω	Alfa Financial Software Holdings PLC	29,356	80,931
*	AO World PLC	44,960	62,782
	Ashtead Technology Holdings PLC	16,300	115,684
	B&M European Value Retail SA	95,627	478,421
	Babcock International Group PLC	201,649	1,228,589
	Bloomsbury Publishing PLC	17,257	150,822
	Britvic PLC	88,023	1,452,441
	Bytes Technology Group PLC (BYIT LN)	68,875	401,094
	Clarkson PLC	6,119	278,386
	Coats Group PLC	431,804	529,903
	Computacenter PLC	24,476	688,694
Ω	ConvaTec Group PLC	154,955	427,433
	Cranswick PLC	15,010	983,302
	CVS Group PLC	22,169	272,017
	Domino's Pizza Group PLC	83,777	325,189
	Dunelm Group PLC	37,158	532,459
	Energean PLC	41,424	534,451
	Entain PLC	43,146	414,957
*	Evoke PLC	29,607	23,593
	FDM Group Holdings PLC	26,704	121,682
	Foresight Group Holdings Ltd.	7,357	44,080
*	Frasers Group PLC	45,280	447,801
	Galliford Try Holdings PLC	15,138	75,701
	Games Workshop Group PLC	8,702	1,345,140
	Gamma Communications PLC	23,390	477,865
	Greggs PLC	33,984	1,204,878
	Harbour Energy PLC	89,330	317,843
	Hargreaves Lansdown PLC	80,640	1,131,688
	Hays PLC	322,687	321,751
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hikma Pharmaceuticals PLC	38,301	$917,301
	Hill & Smith PLC	23,052	602,924
	Hilton Food Group PLC	17,406	201,927
	Hollywood Bowl Group PLC	42,980	180,694
	Howden Joinery Group PLC	123,221	1,340,657
	IDOX PLC	94,139	72,756
	IMI PLC	56,929	1,212,546
	Impax Asset Management Group PLC	29,072	132,080
	Inchcape PLC	100,016	925,067
*	Indivior PLC	38,450	341,049
	IntegraFin Holdings PLC	79,159	373,790
	International Workplace Group PLC	220,696	456,125
*	J D Wetherspoon PLC	24,584	195,005
	James Halstead PLC	93,307	234,563
	Johnson Service Group PLC	84,067	161,961
	Kainos Group PLC	28,460	275,661
	Keller Group PLC	4,113	86,207
	Kitwave Group PLC	2,849	11,664
	Liontrust Asset Management PLC	11,951	74,964
	LSL Property Services PLC	13,847	53,877
Ω	Luceco PLC	32,411	55,381
	Man Group PLC	111,925	286,438
*	McBride PLC	35,139	50,184
	Me Group International PLC	62,186	170,598
	Mitie Group PLC	393,366	590,102
	MONY Group PLC	165,006	399,620
	Morgan Advanced Materials PLC	43,890	136,140
	Morgan Sindall Group PLC	2,154	104,066
	Mortgage Advice Bureau Holdings Ltd.	8,498	86,585
	Next 15 Group PLC	23,661	122,989
	Ninety One PLC	94,720	202,775
	Oxford Instruments PLC	7,621	213,041
	Pagegroup PLC	100,653	464,204
	Pan African Resources PLC	331,564	154,477

40

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	PayPoint PLC	14,726	$146,076
	Plus500 Ltd.	27,850	839,981
	Polar Capital Holdings PLC	20,109	123,662
	QinetiQ Group PLC	27,250	160,857
	Record PLC	14,254	11,277
	Renew Holdings PLC	19,291	272,116
*	Renold PLC	27,285	18,037
	Rightmove PLC	117,128	891,878
	Rotork PLC	221,063	857,859
	RS Group PLC	113,836	1,020,575
	Serco Group PLC	185,303	418,694
	Softcat PLC	32,618	715,106
*	Spirent Communications PLC	193,208	417,855
	SSP Group PLC	178,241	370,229
	St. James's Place PLC	62,581	656,512
	SThree PLC	44,534	202,785
	Strix Group PLC	36,615	29,337
*††	Studio Retail Group PLC	9,958	0
	Tatton Asset Management PLC	9,729	85,738
	Team Internet Group PLC	17,972	30,259
	Telecom Plus PLC	19,737	427,375
	Topps Tiles PLC	24,408	13,305
	Volution Group PLC	65,907	491,783
	WH Smith PLC	33,990	579,091
	Wickes Group PLC	71,296	147,684
	Wilmington PLC	4,671	24,015
	XPS Pensions Group PLC	23,245	108,223
TOTAL UNITED KINGDOM			35,616,442
TOTAL COMMON STOCKS			256,371,716
		Shares	Value»
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	FUCHS SE, 2.601%	16,206	$756,366
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Energy Resources of Australia Ltd. Rights 11/13/2024	882,307	581
ITALY — (0.0%)
*	Reply SpA Rights 11/28/2024	7,137	0
*	Sesa SpA Rights 11/28/2024	2,243	0
TOTAL RIGHTS/WARRANTS			581
TOTAL INVESTMENT SECURITIES (Cost $222,700,416)			257,128,663

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	571,748	6,612,837
TOTAL INVESTMENTS — (100.0%)
(Cost $229,312,965)			$263,741,500
As of October 31, 2024, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	12/20/24	$589,177	$573,850	$(15,327)
Total Futures Contracts			$589,177	$573,850	$(15,327)

41

International Small Cap Growth Portfolio
CONTINUED
As of October 31, 2024, the value of Rule 144A securities amounted to $10,326,450 or 4.0% of net assets.
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$45,357	$17,959,390	$35,281	$18,040,028
Austria	—	2,964,714	—	2,964,714
Belgium	303,530	4,541,349	—	4,844,879
Canada	31,131,122	—	—	31,131,122
Denmark	835,780	7,353,430	—	8,189,210
Finland	—	6,990,698	—	6,990,698
France	—	12,235,699	—	12,235,699
Germany	17,964	14,625,682	—	14,643,646
Hong Kong	—	4,290,669	—	4,290,669
Ireland	—	1,019,433	—	1,019,433
Israel	60,579	1,706,017	—	1,766,596
Italy	—	11,014,705	—	11,014,705
Japan	—	59,059,010	—	59,059,010
Netherlands	—	5,359,603	—	5,359,603
New Zealand	—	848,202	—	848,202
Norway	—	2,577,442	—	2,577,442
Portugal	—	850,642	—	850,642
Singapore	22,541	1,709,889	—	1,732,430
Spain	—	6,268,338	—	6,268,338
Sweden	5,526	6,570,127	—	6,575,653
Switzerland	—	20,352,555	—	20,352,555
United Kingdom	—	35,616,442	—	35,616,442
Preferred Stocks
Germany	—	756,366	—	756,366
Rights/Warrants
Australia	—	581	—	581
Securities Lending Collateral	—	6,612,837	—	6,612,837
Total Investments in Securities	$32,422,399	$231,283,820	$35,281˂˃	$263,741,500
Financial Instruments
Liabilities
Futures Contracts**	(15,327)	—	—	(15,327)
Total Financial Instruments	$(15,327)	—	—	$(15,327)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
See accompanying Notes to Financial Statements.
42

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $81,825, $40,425, $38,812 and $15,132 of securities on loan, respectively)	$3,527,137	$1,369,450	$877,113	$257,129
Temporary Cash Investments at Value & Cost	32,897	3,092	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $83,471, $41,278, $26,267 and $6,613, respectively)	83,471	41,278	26,267	6,613
Segregated Cash for Futures Contracts	2,599	—	44	29
Foreign Currencies at Value	—	—	249	459
Cash	—	—	2,317	338
Receivables:
Investment Securities Sold	871	292	727	474
Dividends and Interest	3,048	142	2,937	1,034
Securities Lending Income	—	12	11	21
Fund Shares Sold	1,078	1,515	637	49
Prepaid Expenses and Other Assets	20	13	6	3
Total Assets	3,651,121	1,415,794	910,308	266,149
LIABILITIES:
Payables:
Due to Custodian	1,066	—	—	—
Upon Return of Securities Loaned	83,472	41,278	26,281	6,624
Investment Securities Purchased	—	1,886	—	257
Fund Shares Redeemed	4,014	684	323	54
Due to Advisor	462	327	175	88
Futures Margin Variation	738	—	17	11
Accrued Expenses and Other Liabilities	163	60	57	36
Total Liabilities	89,915	44,235	26,853	7,070
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,561,206	$1,371,559	$883,455	$259,079
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,561,206; $1,371,559; $883,455 and $259,079, respectively and shares outstanding of 93,916,438, 48,262,992, 53,544,003 and 16,862,136, respectively, $0.01 Par Value (1)	$37.92	$28.42	$16.50	$15.36
(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Investment Securities at Cost	$1,921,469	$951,021	$671,674	$222,700
Foreign Currencies at Cost	$—	$—	$250	$458
NET ASSETS CONSIST OF:
Paid-In Capital	$1,967,490	$977,627	$715,344	$241,817
Total Distributable Earnings (Loss)	1,593,716	393,932	168,111	17,262
NET ASSETS	$3,561,206	$1,371,559	$883,455	$259,079

*
See Note J in the Notes to Financial Statements for additional information about securities lending collateral.
See accompanying Notes to Financial Statements.
43

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	U.S. Large Cap Growth Portfolio	U.S. Small Cap Growth Portfolio	International Large Cap Growth Portfolio	International Small Cap Growth Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9, $6, $1,585 and $670, respectively)	$47,352	$6,861	$15,677	$6,094
Dividend Income from Affiliates	369	5,218	1,421	353
Income from Securities Lending, Net	9	250	166	250
Total Investment Income	47,730	12,329	17,264	6,697
Fund Expenses
Investment Management Fees	4,996	3,240	1,739	1,037
Accounting & Transfer Agent Fees	583	190	135	45
Custodian Fees	39	26	57	49
Filing Fees	68	41	27	19
Shareholders' Reports	87	55	48	33
Directors’/Trustees’ Fees & Expenses	25	8	6	3
Professional Fees	56	18	17	6
Other	289	69	35	15
Total Fund Expenses	6,143	3,647	2,064	1,207
Net Expenses	6,143	3,647	2,064	1,207
Net Investment Income (Loss)	41,587	8,682	15,200	5,490
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(20,278)	(24,654)	(1,708)	3,235
Affiliated Investment Companies Shares Sold	(3)	(17)	(7)	(1)
Futures	7,282	952	207	149
Foreign Currency Transactions	—	—	165	24
In-Kind Redemptions	598,596	86,585	508	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	427,874	229,380	107,640	43,383
Affiliated Investment Companies Shares	—	2	1	—
Futures	1,034	—	(24)	(15)
Translation of Foreign Currency-Denominated Amounts	—	—	(4)	(4)
Net Realized and Unrealized Gain (Loss)	1,014,505	292,248	106,778	46,771
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,056,092	$300,930	$121,978	$52,261

**
Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***
Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
See accompanying Notes to Financial Statements.
44

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,587	$41,666	$8,682	$7,520	$15,200	$12,944	$5,490	$5,399
Net Realized Gain (Loss) on:
Investment Securities Sold	(20,278)	25,339	(24,654)	(1,982)	(1,708)	185	3,235	(14,934)
Affiliated Investment Companies Shares Sold	(3)	—	(17)	6	(7)	4	(1)	1
Futures	7,282	240	952	(38)	207	104	149	(22)
Foreign Currency Transactions	—	—	—	—	165	(77)	24	(85)
In-Kind Redemptions	598,596	55,659	86,585	26,707	508	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	427,874	159,714	229,380	(31,274)	107,640	52,482	43,383	21,771
Affiliated Investment Companies Shares	—	1	2	17	1	13	—	6
Futures	1,034	(586)	—	—	(24)	—	(15)	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(4)	102	(4)	29
Net Increase (Decrease) in Net Assets Resulting from Operations	1,056,092	282,033	300,930	956	121,978	65,757	52,261	12,165
Distributions:
Institutional Class Shares	(56,096)	(191,311)	(8,391)	(32,837)	(14,300)	(12,405)	(5,940)	(5,268)
Capital Share Transactions (1):
Shares Issued	1,570,849	763,551	596,453	238,555	321,484	88,698	32,777	39,424
Shares Issued in Lieu of Cash Distributions	55,699	189,376	8,140	32,314	14,237	12,372	5,861	5,185
Shares Redeemed	(1,775,872)	(688,429)	(369,024)	(224,554)	(115,572)	(121,702)	(58,932)	(56,577)
Net Increase (Decrease) from Capital Share Transactions	(149,324)	264,498	235,569	46,315	220,149	(20,632)	(20,294)	(11,968)
Total Increase (Decrease) in Net Assets	850,672	355,220	528,108	14,434	327,827	32,720	26,027	(5,071)
Net Assets
Beginning of Year	2,710,534	2,355,314	843,451	829,017	555,628	522,908	233,052	238,123
End of Year	$3,561,206	$2,710,534	$1,371,559	$843,451	$883,455	$555,628	$259,079	$233,052
(1) Shares Issued and Redeemed:
Shares Issued	45,700	27,461	22,530	10,457	19,477	6,110	2,181	2,793
Shares Issued in Lieu of Cash Distributions	1,651	7,071	306	1,465	858	839	388	369
Shares Redeemed	(51,470)	(24,761)	(13,929)	(9,893)	(7,089)	(8,249)	(3,901)	(4,010)
Net Increase (Decrease) from Shares Issued and Redeemed	(4,119)	9,771	8,907	2,029	13,246	(1,300)	(1,332)	(848)
See accompanying Notes to Financial Statements.
45

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio					U.S. Small Cap Growth Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$27.65	$26.68	$32.74	$24.35	$22.13	$21.43	$22.21	$27.98	$18.67	$18.50
Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.44	0.41	0.40	0.39	0.20	0.19	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	10.42	2.67	(4.02)	8.37	2.41	6.98	(0.09)	(3.83)	9.30	0.27
Total from Investment Operations	10.85	3.11	(3.61)	8.77	2.80	7.18	0.10	(3.66)	9.46	0.39
Less Distributions:
Net Investment Income	(0.40)	(0.39)	(0.38)	(0.38)	(0.38)	(0.19)	(0.19)	(0.17)	(0.15)	(0.12)
Net Realized Gains	(0.18)	(1.75)	(2.07)	—	(0.20)	—	(0.69)	(1.94)	—	(0.10)
Total Distributions	(0.58)	(2.14)	(2.45)	(0.38)	(0.58)	(0.19)	(0.88)	(2.11)	(0.15)	(0.22)
Net Asset Value, End of Year	$37.92	$27.65	$26.68	$32.74	$24.35	$28.42	$21.43	$22.21	$27.98	$18.67
Total Return	39.51%	12.01%	(12.12%)	36.20%	12.89%	33.58%	0.33%	(14.10%)	50.76%	2.23%
Net Assets, End of Year (thousands)	$3,561,206	$2,710,534	$2,355,314	$2,942,457	$2,393,740	$1,371,559	$843,451	$829,017	$984,629	$694,814
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.19%	0.32%	0.32%	0.33%	0.37%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18%	0.18%	0.18%	0.18%	0.19%	0.32%	0.32%	0.33%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.58%	1.43%	1.35%	1.69%	0.75%	0.85%	0.74%	0.64%	0.68%
Portfolio Turnover Rate	11%	13%	13%	11%	20%	16%	25%	30%	29%	32%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
46

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio					International Small Cap Growth Portfolio
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$13.79	$12.57	$17.35	$13.40	$13.30	$12.81	$12.50	$20.04	$14.79	$14.23
Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.31	0.38	0.31	0.23	0.31	0.29	0.33	0.27	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68	1.21	(4.80)	3.93	0.09	2.58	0.31	(6.67)	5.23	0.62
Total from Investment Operations	3.01	1.52	(4.42)	4.24	0.32	2.89	0.60	(6.34)	5.50	0.81
Less Distributions:
Net Investment Income	(0.30)	(0.30)	(0.36)	(0.29)	(0.22)	(0.34)	(0.29)	(0.29)	(0.25)	(0.18)
Net Realized Gains	—	—	—	—	—	—	—	(0.91)	—	(0.07)
Total Distributions	(0.30)	(0.30)	(0.36)	(0.29)	(0.22)	(0.34)	(0.29)	(1.20)	(0.25)	(0.25)
Net Asset Value, End of Year	$16.50	$13.79	$12.57	$17.35	$13.40	$15.36	$12.81	$12.50	$20.04	$14.79
Total Return	21.86%	11.97%	(25.63%)	31.77%	2.50%	22.62%	4.58%	(33.14%)	37.31%	5.75%
Net Assets, End of Year (thousands)	$883,455	$555,628	$522,908	$662,401	$523,019	$259,079	$233,052	$238,123	$267,467	$215,690
Ratio of Expenses to Average Net Assets	0.27%	0.28%	0.29%	0.30%	0.29%	0.45%	0.48%	0.53%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.27%	0.28%	0.29%	0.30%	0.30%	0.45%	0.49%	0.53%	0.56%	0.58%
Ratio of Net Investment Income to Average Net Assets	2.01%	2.15%	2.55%	1.86%	1.78%	2.06%	2.05%	2.10%	1.45%	1.35%
Portfolio Turnover Rate	14%	15%	17%	14%	17%	23%	23%	32%	24%	34%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When
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fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.
3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large
49

Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the year ended October 31, 2024, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:
U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.28%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.39%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Short Term Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The
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Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.
During the year ended October 31, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The Portfolios did not waive fees/assume expenses or recover previously waived fees/expenses assumed during the year ended October 31, 2024, and have no previously waived fees/expenses assumed subject to future recovery by the Advisor. At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Cap Growth Portfolio	0.20%	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—
International Large Cap Growth Portfolio	0.30%	—	—
International Small Cap Growth Portfolio	0.52%	—	—
Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amount paid by the Fund to the CCO was $268 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
D. Deferred Compensation:
As of October 31, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):
U.S. Large Cap Growth Portfolio	$7
U.S. Small Cap Growth Portfolio	2
International Large Cap Growth Portfolio	2
International Small Cap Growth Portfolio	1

E. Purchases and Sales of Securities:
For the year ended October 31, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):
	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$1,159,869	$370,666
U.S. Small Cap Growth Portfolio	548,073	189,580
International Large Cap Growth Portfolio	328,822	107,395
International Small Cap Growth Portfolio	59,391	77,364
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There were no purchases or sales of long-term U.S. government securities.
For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments,  Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$3,716	$369,522	$289,764	$(3)	—	$83,471	7,217	$369	—
Total	$3,716	$369,522	$289,764	$(3)	—	$83,471		$369	—
U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$76,899	$998,889	$1,034,495	$(17)	$2	$41,278	3,569	$5,218	—
Total	$76,899	$998,889	$1,034,495	$(17)	$2	$41,278		$5,218	—
International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$25,080	$399,303	$398,110	$(7)	$1	$26,267	2,271	$1,421	—
Total	$25,080	$399,303	$398,110	$(7)	$1	$26,267		$1,421	—
International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$6,649	$51,282	$51,317	$(1)	—	$6,613	572	$353	—
Total	$6,649	$51,282	$51,317	$(1)	—	$6,613		$353	—
F. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
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The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio
2023	$37,370	$153,941	$191,311
2024	38,396	17,700	56,096
U.S. Small Cap Growth Portfolio
2023	7,163	25,673	32,836
2024	8,391	—	8,391
International Large Cap Growth Portfolio
2023	12,405	—	12,405
2024	14,300	—	14,300
International Small Cap Growth Portfolio
2023	5,268	—	5,268
2024	5,940	—	5,940

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(3,327)	—	$(3,327)
U.S. Small Cap Growth Portfolio	(237)	—	(237)
International Large Cap Growth Portfolio	(419)	—	(419)
International Small Cap Growth Portfolio	(398)	—	(398)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	—	—	$(11,967)	$1,605,687	$1,593,720
U.S. Small Cap Growth Portfolio	—	—	(25,491)	419,427	393,936
International Large Cap Growth Portfolio	$1,824	—	(38,637)	204,926	168,113
International Small Cap Growth Portfolio	1,753	—	(17,056)	32,568	17,265
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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
U.S. Large Cap Growth Portfolio	$11,967
U.S. Small Cap Growth Portfolio	25,491
International Large Cap Growth Portfolio	38,637
International Small Cap Growth Portfolio	17,056
During the year ended October 31, 2024, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):
International Small Cap Growth Portfolio	$3,021

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$2,037,818	$1,607,578	$(1,891)	$1,605,687
U.S. Small Cap Growth Portfolio	994,393	445,589	(26,162)	419,427
International Large Cap Growth Portfolio	698,444	221,126	(16,190)	204,936
International Small Cap Growth Portfolio	231,159	52,979	(20,396)	32,583
The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Financial Instruments:
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios' derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:
1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities
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markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.
Derivative Financial Instruments:
Summarized below are the specific types of derivative instruments used by the Portfolios.
2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2024 was as follows (amounts in thousands):
Futures*
U.S. Large Cap Growth Portfolio	$24,796
U.S. Small Cap Growth Portfolio	472
International Large Cap Growth Portfolio	2,236
International Small Cap Growth Portfolio	245

*	Average Notional Value of futures contracts.
The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2024 (amounts in thousands):
Liability Derivatives Value
	Total Value at October 31, 2024	Equity Contracts *,(1)
U.S. Large Cap Growth Portfolio	$(272)	$(272)
International Large Cap Growth Portfolio	(22)	(22)
International Small Cap Growth Portfolio	(15)	(15)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.
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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2024 (amounts in thousands):
	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$7,282	$7,282
U.S. Small Cap Growth Portfolio	952	952*
International Large Cap Growth Portfolio	207	207
International Small Cap Growth Portfolio	149	149

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$1,034	$1,034
International Large Cap Growth Portfolio	(24)	(24)
International Small Cap Growth Portfolio	(15)	(15)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2024, there were no futures contracts outstanding. During the year ended October 31, 2024, the Portfolio had limited activity in futures contracts.
H. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
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For the year ended October 31, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
U.S. Small Cap Growth Portfolio	6.08%	$4,241	1	$1	$4,241	—
International Large Cap Growth Portfolio	6.08%	4,094	11	8	9,440	—
International Small Cap Growth Portfolio	6.08%	312	64	3	1,656	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that each Portfolio’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2024.
I. Affiliated Trades:
Cross trades for the year ended October 31, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.
For the year ended October 31, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):
Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$130,915	$95,315	$(9,813)
U.S. Small Cap Growth Portfolio	49,209	73,632	(13,403)
International Large Cap Growth Portfolio	63,926	29,463	(2,363)
International Small Cap Growth Portfolio	13,419	14,235	(436)
57

J. Securities Lending:
As of October 31, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):
Non-Cash Collateral Market Value
International Large Cap Growth Portfolio	$14,299
International Small Cap Growth Portfolio	9,473

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.
Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.
K. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
58

L. In-Kind Redemptions:
During the year ended October 31, 2024, the following Portfolios realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):
U.S. Large Cap Growth Portfolio	$598,596
U.S. Small Cap Growth Portfolio	86,585
International Large Cap Growth Portfolio	508

M. Other:
As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	78%
U.S. Small Cap Growth Portfolio	2	63%
International Large Cap Growth Portfolio	3	72%
International Small Cap Growth Portfolio	4	87%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
N. ReFlow Redemption Service:
A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow's discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow's purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with
59

redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios' Policy Regarding Excessive Short-Term Trading.
During the year ended October 31, 2024 the Portfolios' activity in the program was as follows (amounts in thousands, except shares):
	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Large Cap Growth Portfolio	$172,257	4,962,568	$231
U.S. Small Cap Growth Portfolio	29,418	1,149,185	44
International Large Cap Growth Portfolio	1,421	88,028	2
O. Subsequent Event Evaluations:
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
60

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024, and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

61

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Large Cap Growth Portfolio	68%	—	32%	—	—	100%	100%	100%	—	—	—	5%	—
U.S. Small Cap Growth Portfolio	100%	—	—	—	—	100%	92%	95%	—	—	—	2%	—
International Large Cap Growth Portfolio	100%	—	—	—	—	100%	—	97%	—	8%	100%	—	—
International Small Cap Growth Portfolio	100%	—	—	—	—	100%	—	90%	—	8%	89%	—	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

62

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
63

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
64

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
65

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable
66

DFA-103124-011A

Annual Financial Statements & Other Information
Year Ended: October 31, 2024

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
i

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
†	See Note B to Financial Statements.
Ɏ	Represents 7 Day subsidized yield as of 10/31/24
Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (14.2%)
U.S. Core Equity 1 Portfolio	76,546	$3,247,837
U.S. Large Company Portfolio	85,602	3,241,748
TOTAL DOMESTIC EQUITIES		6,489,585
INTERNATIONAL EQUITIES — (5.5%)
Large Cap International Portfolio	41,341	1,144,724
Emerging Markets Core Equity Portfolio	31,691	770,404
International Core Equity Portfolio	35,795	570,941
TOTAL INTERNATIONAL EQUITIES		2,486,069
FIXED INCOME (DOMESTIC) — (80.3%)
DFA Inflation-Protected Securities Portfolio	2,004,785	21,952,392
DFA One-Year Fixed Income Portfolio	1,437,819	14,708,892
TOTAL FIXED INCOME (DOMESTIC)		36,661,284
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $41,788,805)		$45,636,938
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $13,755)	13,755	13,755
TOTAL INVESTMENTS — (100.0%) (Cost $41,802,560)		$45,650,693
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$45,636,938	—	—	$45,636,938
Temporary Cash Investments	13,755	—	—	13,755
Total Investments in Securities	$45,650,693	—	—	$45,650,693
See accompanying Notes to Financial Statements.
2

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (14.4%)
U.S. Large Company Portfolio	26,617	$1,007,972
U.S. Core Equity 1 Portfolio	23,705	1,005,797
TOTAL DOMESTIC EQUITIES		2,013,769
INTERNATIONAL EQUITIES — (5.6%)
Large Cap International Portfolio	12,961	358,896
Emerging Markets Core Equity Portfolio	9,924	241,237
International Core Equity Portfolio	11,255	179,523
TOTAL INTERNATIONAL EQUITIES		779,656
FIXED INCOME (DOMESTIC) — (80.0%)
DFA Inflation-Protected Securities Portfolio	730,069	7,994,252
DFA One-Year Fixed Income Portfolio	308,210	3,152,994
TOTAL FIXED INCOME (DOMESTIC)		11,147,246
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $12,740,312)		$13,940,671
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$13,940,671	—	—	$13,940,671
Total Investments in Securities	$13,940,671	—	—	$13,940,671
See accompanying Notes to Financial Statements.
3

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.8%)
U.S. Core Equity 1 Portfolio	58,028	$2,462,135
U.S. Large Company Portfolio	64,903	2,457,868
TOTAL DOMESTIC EQUITIES		4,920,003
INTERNATIONAL EQUITIES — (6.8%)
Large Cap International Portfolio	31,313	867,053
Emerging Markets Core Equity Portfolio	24,087	585,568
International Core Equity Portfolio	27,280	435,111
TOTAL INTERNATIONAL EQUITIES		1,887,732
FIXED INCOME (DOMESTIC) — (75.4%)
DFA Inflation-Protected Securities Portfolio	1,881,240	20,599,584
DFA LTIP Portfolio	44,584	261,707
TOTAL FIXED INCOME (DOMESTIC)		20,861,291
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $24,724,810)		$27,669,026
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $1,464)	1,464	1,464
TOTAL INVESTMENTS — (100.0%) (Cost $24,726,274)		$27,670,490
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$27,669,026	—	—	$27,669,026
Temporary Cash Investments	1,464	—	—	1,464
Total Investments in Securities	$27,670,490	—	—	$27,670,490
See accompanying Notes to Financial Statements.
4

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (18.2%)
U.S. Core Equity 1 Portfolio	157,388	$6,677,979
U.S. Large Company Portfolio	176,122	6,669,750
TOTAL DOMESTIC EQUITIES		13,347,729
INTERNATIONAL EQUITIES — (7.0%)
Large Cap International Portfolio	85,784	2,375,355
Emerging Markets Core Equity Portfolio	65,889	1,601,767
International Core Equity Portfolio	74,499	1,188,260
TOTAL INTERNATIONAL EQUITIES		5,165,382
FIXED INCOME (DOMESTIC) — (74.7%)
DFA Inflation-Protected Securities Portfolio	4,337,572	47,496,416
DFA LTIP Portfolio	1,257,497	7,381,503
TOTAL FIXED INCOME (DOMESTIC)		54,877,919
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $67,013,294)		$73,391,030
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $38,525)	38,525	38,525
TOTAL INVESTMENTS — (100.0%) (Cost $67,051,819)		$73,429,555
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$73,391,030	—	—	$73,391,030
Temporary Cash Investments	38,525	—	—	38,525
Total Investments in Securities	$73,429,555	—	—	$73,429,555
See accompanying Notes to Financial Statements.
5

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.3%)
U.S. Core Equity 1 Portfolio	318,584	$13,517,530
U.S. Large Company Portfolio	356,429	13,497,955
TOTAL DOMESTIC EQUITIES		27,015,485
INTERNATIONAL EQUITIES — (7.2%)
Large Cap International Portfolio	175,647	4,863,676
Emerging Markets Core Equity Portfolio	137,248	3,336,508
International Core Equity Portfolio	153,969	2,455,797
TOTAL INTERNATIONAL EQUITIES		10,655,981
FIXED INCOME (DOMESTIC) — (74.2%)
DFA Inflation-Protected Securities Portfolio	7,405,253	81,087,513
DFA LTIP Portfolio	4,899,956	28,762,743
TOTAL FIXED INCOME (DOMESTIC)		109,850,256
FIXED INCOME (INTERNATIONAL) — (0.3%)
DFA Two-Year Global Fixed Income Portfolio	23,453	231,482
DFA Short-Term Extended Quality Portfolio	22,238	231,278
TOTAL FIXED INCOME (INTERNATIONAL)		462,760
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $138,748,842)		$147,984,482
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $44,629)	44,629	44,629
TOTAL INVESTMENTS — (100.0%) (Cost $138,793,471)		$148,029,111
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$147,984,482	—	—	$147,984,482
Temporary Cash Investments	44,629	—	—	44,629
Total Investments in Securities	$148,029,111	—	—	$148,029,111
See accompanying Notes to Financial Statements.
6

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (27.8%)
U.S. Core Equity 1 Portfolio	635,656	$26,970,908
U.S. Large Company Portfolio	710,450	26,904,745
TOTAL DOMESTIC EQUITIES		53,875,653
INTERNATIONAL EQUITIES — (10.9%)
Large Cap International Portfolio	345,754	9,573,930
Emerging Markets Core Equity Portfolio	270,638	6,579,195
International Core Equity Portfolio	303,623	4,842,792
TOTAL INTERNATIONAL EQUITIES		20,995,917
FIXED INCOME (DOMESTIC) — (55.6%)
DFA LTIP Portfolio	9,713,710	57,019,477
DFA Inflation-Protected Securities Portfolio	4,615,262	50,537,117
TOTAL FIXED INCOME (DOMESTIC)		107,556,594
FIXED INCOME (INTERNATIONAL) — (5.7%)
DFA Two-Year Global Fixed Income Portfolio	561,937	5,546,315
DFA Short-Term Extended Quality Portfolio	533,227	5,545,565
TOTAL FIXED INCOME (INTERNATIONAL)		11,091,880
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $171,056,651)		$193,520,044
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$193,520,044	—	—	$193,520,044
Total Investments in Securities	$193,520,044	—	—	$193,520,044
See accompanying Notes to Financial Statements.
7

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (37.6%)
U.S. Core Equity 1 Portfolio	856,702	$36,349,892
U.S. Large Company Portfolio	957,200	36,249,153
TOTAL DOMESTIC EQUITIES		72,599,045
INTERNATIONAL EQUITIES — (14.6%)
Large Cap International Portfolio	467,983	12,958,449
Emerging Markets Core Equity Portfolio	362,804	8,819,759
International Core Equity Portfolio	410,679	6,550,328
TOTAL INTERNATIONAL EQUITIES		28,328,536
FIXED INCOME (DOMESTIC) — (36.5%)
DFA LTIP Portfolio	9,662,798	56,720,624
DFA Inflation-Protected Securities Portfolio	1,253,867	13,729,851
TOTAL FIXED INCOME (DOMESTIC)		70,450,475
FIXED INCOME (INTERNATIONAL) — (11.2%)
DFA Short-Term Extended Quality Portfolio	1,039,902	10,814,978
DFA Two-Year Global Fixed Income Portfolio	1,095,599	10,813,562
TOTAL FIXED INCOME (INTERNATIONAL)		21,628,540
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $160,553,344)		$193,006,596
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $114,215)	114,215	114,215
TOTAL INVESTMENTS — (100.0%) (Cost $160,667,559)		$193,120,811
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$193,006,596	—	—	$193,006,596
Temporary Cash Investments	114,215	—	—	114,215
Total Investments in Securities	$193,120,811	—	—	$193,120,811
See accompanying Notes to Financial Statements.
8

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (47.4%)
U.S. Core Equity 1 Portfolio	1,140,813	$48,404,690
U.S. Large Company Portfolio	1,273,974	48,245,413
TOTAL DOMESTIC EQUITIES		96,650,103
INTERNATIONAL EQUITIES — (18.4%)
Large Cap International Portfolio	618,983	17,139,652
Emerging Markets Core Equity Portfolio	478,368	11,629,123
International Core Equity Portfolio	540,277	8,617,412
TOTAL INTERNATIONAL EQUITIES		37,386,187
FIXED INCOME (DOMESTIC) — (17.6%)
DFA LTIP Portfolio	6,113,738	35,887,641
FIXED INCOME (INTERNATIONAL) — (16.5%)
DFA Two-Year Global Fixed Income Portfolio	1,703,737	16,815,884
DFA Short-Term Extended Quality Portfolio	1,616,461	16,811,193
TOTAL FIXED INCOME (INTERNATIONAL)		33,627,077
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $156,176,536)		$203,551,008
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $112,573)	112,573	112,573
TOTAL INVESTMENTS — (100.0%) (Cost $156,289,109)		$203,663,581
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$203,551,008	—	—	$203,551,008
Temporary Cash Investments	112,573	—	—	112,573
Total Investments in Securities	$203,663,581	—	—	$203,663,581
See accompanying Notes to Financial Statements.
9

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (57.1%)
U.S. Core Equity 1 Portfolio	1,248,517	$52,974,548
U.S. Large Company Portfolio	1,395,423	52,844,681
TOTAL DOMESTIC EQUITIES		105,819,229
INTERNATIONAL EQUITIES — (21.9%)
Large Cap International Portfolio	673,943	18,661,503
Emerging Markets Core Equity Portfolio	517,685	12,584,919
International Core Equity Portfolio	585,598	9,340,288
TOTAL INTERNATIONAL EQUITIES		40,586,710
FIXED INCOME (INTERNATIONAL) — (20.9%)
DFA Short-Term Extended Quality Portfolio	1,868,337	19,430,704
DFA Two-Year Global Fixed Income Portfolio	1,968,063	19,424,783
TOTAL FIXED INCOME (INTERNATIONAL)		38,855,487
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $134,629,121)		$185,261,426
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $204,361)	204,361	204,361
TOTAL INVESTMENTS — (100.0%) (Cost $134,833,482)		$185,465,787
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$185,261,426	—	—	$185,261,426
Temporary Cash Investments	204,361	—	—	204,361
Total Investments in Securities	$185,465,787	—	—	$185,465,787
See accompanying Notes to Financial Statements.
10

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
DOMESTIC EQUITIES — (66.8%)
U.S. Core Equity 1 Portfolio	1,285,072	$54,525,600
U.S. Large Company Portfolio	1,436,248	54,390,704
TOTAL DOMESTIC EQUITIES		108,916,304
INTERNATIONAL EQUITIES — (25.7%)
Large Cap International Portfolio	694,052	19,218,300
Emerging Markets Core Equity Portfolio	533,612	12,972,121
International Core Equity Portfolio	603,114	9,619,663
TOTAL INTERNATIONAL EQUITIES		41,810,084
FIXED INCOME (INTERNATIONAL) — (7.3%)
DFA Short-Term Extended Quality Portfolio	573,566	5,965,082
DFA Two-Year Global Fixed Income Portfolio	604,183	5,963,290
TOTAL FIXED INCOME (INTERNATIONAL)		11,928,372
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $115,745,464)		$162,654,760
TEMPORARY CASH INVESTMENTS — (0.2%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $264,474)	264,473	264,473
TOTAL INVESTMENTS — (100.0%) (Cost $116,009,938)		$162,919,233
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$162,654,760	—	—	$162,654,760
Temporary Cash Investments	264,473	—	—	264,473
Total Investments in Securities	$162,919,233	—	—	$162,919,233
See accompanying Notes to Financial Statements.
11

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (68.5%)
U.S. Core Equity 1 Portfolio	866,865	$36,781,096
U.S. Large Company Portfolio	968,866	36,690,937
TOTAL DOMESTIC EQUITIES		73,472,033
INTERNATIONAL EQUITIES — (26.3%)
Large Cap International Portfolio	468,109	12,961,929
Emerging Markets Core Equity Portfolio	359,834	8,747,560
International Core Equity Portfolio	406,780	6,488,139
TOTAL INTERNATIONAL EQUITIES		28,197,628
FIXED INCOME (INTERNATIONAL) — (5.1%)
DFA Two-Year Global Fixed Income Portfolio	276,241	2,726,500
DFA Short-Term Extended Quality Portfolio	261,936	2,724,135
TOTAL FIXED INCOME (INTERNATIONAL)		5,450,635
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $80,335,272)		$107,120,296
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $132,512)	132,511	132,511
TOTAL INVESTMENTS — (100.0%) (Cost $80,467,784)		$107,252,807
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$107,120,296	—	—	$107,120,296
Temporary Cash Investments	132,511	—	—	132,511
Total Investments in Securities	$107,252,807	—	—	$107,252,807
See accompanying Notes to Financial Statements.
12

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (68.5%)
U.S. Core Equity 1 Portfolio	701,449	$29,762,487
U.S. Large Company Portfolio	784,411	29,705,629
TOTAL DOMESTIC EQUITIES		59,468,116
INTERNATIONAL EQUITIES — (26.3%)
Large Cap International Portfolio	380,402	10,533,317
Emerging Markets Core Equity Portfolio	291,934	7,096,916
International Core Equity Portfolio	329,244	5,251,445
TOTAL INTERNATIONAL EQUITIES		22,881,678
FIXED INCOME (INTERNATIONAL) — (5.1%)
DFA Two-Year Global Fixed Income Portfolio	223,473	2,205,678
DFA Short-Term Extended Quality Portfolio	211,934	2,204,119
TOTAL FIXED INCOME (INTERNATIONAL)		4,409,797
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $65,025,841)		$86,759,591
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $47,904)	47,904	47,904
TOTAL INVESTMENTS — (100.0%) (Cost $65,073,745)		$86,807,495
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$86,759,591	—	—	$86,759,591
Temporary Cash Investments	47,904	—	—	47,904
Total Investments in Securities	$86,807,495	—	—	$86,807,495
See accompanying Notes to Financial Statements.
13

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
October 31, 2024
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
DOMESTIC EQUITIES — (68.4%)
U.S. Core Equity 1 Portfolio	204,257	$8,666,622
U.S. Large Company Portfolio	228,289	8,645,289
TOTAL DOMESTIC EQUITIES		17,311,911
INTERNATIONAL EQUITIES — (26.3%)
Large Cap International Portfolio	110,714	3,065,658
Emerging Markets Core Equity Portfolio	84,803	2,061,571
International Core Equity Portfolio	95,691	1,526,270
TOTAL INTERNATIONAL EQUITIES		6,653,499
FIXED INCOME (INTERNATIONAL) — (5.1%)
DFA Two-Year Global Fixed Income Portfolio	65,071	642,250
DFA Short-Term Extended Quality Portfolio	61,707	641,755
TOTAL FIXED INCOME (INTERNATIONAL)		1,284,005
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $21,643,714)		$25,249,415
TEMPORARY CASH INVESTMENTS — (0.2%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.820% (Cost $38,275)	38,275	38,275
TOTAL INVESTMENTS — (100.0%) (Cost $21,681,989)		$25,287,690
Summary of the Portfolio's investments as of October 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$25,249,415	—	—	$25,249,415
Temporary Cash Investments	38,275	—	—	38,275
Total Investments in Securities	$25,287,690	—	—	$25,287,690
See accompanying Notes to Financial Statements.
14

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	Dimensional Retirement Income Fund+	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$45,637	$13,941	$27,669	$73,391
Temporary Cash Investments at Value & Cost	14	—	1	39
Receivables:
Fund Shares Sold	5	—	—	3
Due from Advisor	3	3	2	—
Prepaid Expenses and Other Assets	13	11	13	14
Total Assets	45,672	13,955	27,685	73,447
LIABILITIES:
Payables:
Due to Custodian	—	3	—	—
Affiliated Investment Companies Purchased	—	1	—	—
Fund Shares Redeemed	3	—	2	12
Due to Advisor	—	—	—	1
Accrued Expenses and Other Liabilities	11	6	7	14
Total Liabilities	14	10	9	27
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$45,658	$13,945	$27,676	$73,420
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $45,658; $13,945; $27,676 and $73,420, respectively and shares outstanding of 3,968,348, 1,205,122, 2,466,920 and 6,574,371, respectively, $0.01 Par Value (1)	$11.51	$11.57	$11.22	$11.17
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$41,789	$12,740	$24,725	$67,013
NET ASSETS CONSIST OF:
Paid-In Capital	$45,931	$13,119	$24,836	$69,223
Total Distributable Earnings (Loss)	(273)	826	2,840	4,197
NET ASSETS	$45,658	$13,945	$27,676	$73,420

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable.
See accompanying Notes to Financial Statements.
15

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund+	Dimensional 2030 Target Date Retirement Income Fund+	Dimensional 2035 Target Date Retirement Income Fund+	Dimensional 2040 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$147,984	$193,520	$193,007	$203,551
Temporary Cash Investments at Value & Cost	45	—	114	113
Receivables:
Affiliated Investment Companies Sold	—	153	—	—
Dividends and Interest	—	—	1	—
Fund Shares Sold	26	56	75	82
Prepaid Expenses and Other Assets	13	13	12	12
Total Assets	148,068	193,742	193,209	203,758
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	—	14	9
Fund Shares Redeemed	54	131	88	289
Line of Credit	—	51	—	—
Accrued Expenses and Other Liabilities	16	17	16	14
Total Liabilities	70	199	118	312
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$147,998	$193,543	$193,091	$203,446
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $147,998; $193,543; $193,091 and $203,446, respectively and shares outstanding of 13,107,467, 15,552,354, 13,900,952 and 12,706,663, respectively, $0.01 Par Value (1)	$11.29	$12.44	$13.89	$16.01
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$138,749	$171,057	$160,553	$156,177
NET ASSETS CONSIST OF:
Paid-In Capital	$144,302	$180,203	$165,688	$158,515
Total Distributable Earnings (Loss)	3,696	13,340	27,403	44,931
NET ASSETS	$147,998	$193,543	$193,091	$203,446

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.
See accompanying Notes to Financial Statements.
16

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024
(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$185,261	$162,655	$107,120	$86,760	$25,249
Temporary Cash Investments at Value & Cost	204	264	133	48	38
Receivables:
Dividends and Interest	—	1	—	—	—
Fund Shares Sold	119	110	240	138	60
Due from Advisor	—	—	—	—	4
Prepaid Expenses and Other Assets	13	12	12	11	3
Total Assets	185,597	163,042	107,505	86,957	25,354
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	111	184	82	9	32
Fund Shares Redeemed	99	47	59	60	—
Due to Advisor	—	—	1	—	—
Accrued Expenses and Other Liabilities	12	10	7	7	4
Total Liabilities	222	241	149	76	36
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$185,375	$162,801	$107,356	$86,881	$25,318
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $185,375; $162,801; $107,356; $86,881 and $25,318, respectively and shares outstanding of 9,979,124, 8,548,832, 5,511,417, 4,434,052 and 1,717,843, respectively, $0.01 Par Value (1)	$18.58	$19.04	$19.48	$19.59	$14.74
(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000
Investments in Affiliated Investment Companies at Cost	$134,629	$115,745	$80,335	$65,026	$21,644
NET ASSETS CONSIST OF:
Paid-In Capital	$135,446	$117,121	$81,389	$66,261	$21,647
Total Distributable Earnings (Loss)	49,929	45,680	25,967	20,620	3,671
NET ASSETS	$185,375	$162,801	$107,356	$86,881	$25,318

+
See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.
See accompanying Notes to Financial Statements.
17

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	Dimensional Retirement Income Fund	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Dividends	$2	—	—	$2
Income Distributions Received from Affiliated Investment Companies	2,244	$458	$828	2,548
Total Investment Income	2,246	458	828	2,550
Expenses
Accounting & Transfer Agent Fees	14	4	5	8
Custodian Fees	2	1	1	1
Filing Fees	23	19	20	21
Shareholders' Reports	14	10	12	17
Directors’/Trustees’ Fees & Expenses	—	—	—	1
Professional Fees	1	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	1	—	—	6
Other	8	4	5	10
Total Expenses	63	38	43	65
Fees Waived, Expenses Reimbursed by Advisor (Note C)	24	30	26	15
Net Expenses	39	8	17	50
Net Investment Income (Loss)	2,207	450	811	2,500
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	145	35	75	225
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(345)	593	860	1,203
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	5,806	702	2,242	8,268
Net Realized and Unrealized Gain (Loss)	5,606	1,330	3,177	9,696
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,813	$1,780	$3,988	$12,196
See accompanying Notes to Financial Statements.
18

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$5	$9	$7	$9
Income Distributions Received from Affiliated Investment Companies	5,125	6,506	6,075	5,233
Total Investment Income	5,130	6,515	6,082	5,242
Expenses
Accounting & Transfer Agent Fees	12	14	14	15
Custodian Fees	2	2	1	1
Filing Fees	21	21	23	21
Shareholders' Reports	14	14	14	14
Directors’/Trustees’ Fees & Expenses	2	2	2	1
Professional Fees	1	2	2	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	14	14	12	12
Total Expenses	66	69	68	67
Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1
Net Expenses	66	69	68	66
Net Investment Income (Loss)	5,064	6,446	6,014	5,176
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	444	778	962	1,104
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,260	407	665	(42)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	17,235	27,266	29,960	32,244
Net Realized and Unrealized Gain (Loss)	18,939	28,451	31,587	33,306
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,003	$34,897	$37,601	$38,482
See accompanying Notes to Financial Statements.
19

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2024
(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Dividends	$9	$7	$6	$5	—
Income Distributions Received from Affiliated Investment Companies	4,034	2,861	1,837	1,471	$382
Total Investment Income	4,043	2,868	1,843	1,476	382
Expenses
Accounting & Transfer Agent Fees	13	11	9	9	3
Custodian Fees	1	1	1	1	1
Filing Fees	21	21	20	20	19
Shareholders' Reports	13	12	11	11	11
Directors’/Trustees’ Fees & Expenses	1	1	1	—	—
Professional Fees	1	1	1	—	—
Previously Waived Fees Recovered by Advisor (Note C)	13	20	7	1	—
Other	12	10	8	7	2
Total Expenses	75	77	58	49	36
Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	3	3	5	27
Net Expenses	73	74	55	44	9
Net Investment Income (Loss)	3,970	2,794	1,788	1,432	373
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	1,213	1,094	701	554	117
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	942	68	39	19	(15)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	32,845	30,845	20,180	15,893	3,698
Net Realized and Unrealized Gain (Loss)	35,000	32,007	20,920	16,466	3,800
Net Increase (Decrease) in Net Assets Resulting from Operations	$38,970	$34,801	$22,708	$17,898	$4,173
See accompanying Notes to Financial Statements.
20

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional Retirement Income Fund		Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,207	$2,121	$450	$547	$811	$976
Capital Gain Distributions Received from Affiliated Investment Companies	145	375	35	105	75	190
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(345)	(3,185)	593	(239)	860	(142)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	5,806	3,583	702	193	2,242	(368)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,813	2,894	1,780	606	3,988	656
Distributions:
Institutional Class Shares	(2,168)	(2,241)	(431)	(535)	(1,098)	(959)
Capital Share Transactions (1):
Shares Issued	11,960	17,815	4,293	5,972	3,020	7,605
Shares Issued in Lieu of Cash Distributions	2,166	2,237	431	535	1,098	959
Shares Redeemed	(43,909)	(38,792)	(8,837)	(10,522)	(9,191)	(11,938)
Net Increase (Decrease) from Capital Share Transactions	(29,783)	(18,740)	(4,113)	(4,015)	(5,073)	(3,374)
Total Increase (Decrease) in Net Assets	(24,138)	(18,087)	(2,764)	(3,944)	(2,183)	(3,677)
Net Assets
Beginning of Year	69,796	87,883	16,709	20,653	29,859	33,536
End of Year	$45,658	$69,796	$13,945	$16,709	$27,676	$29,859
(1) Shares Issued and Redeemed:
Shares Issued	1,062	1,644	375	542	272	721
Shares Issued in Lieu of Cash Distributions	192	207	38	49	101	91
Shares Redeemed	(3,866)	(3,585)	(789)	(961)	(843)	(1,128)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,612)	(1,734)	(376)	(370)	(470)	(316)
See accompanying Notes to Financial Statements.
21

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2020 Target Date Retirement Income Fund		Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,500	$2,916	$5,064	$5,269	$6,446	$5,727
Capital Gain Distributions Received from Affiliated Investment Companies	225	524	444	1,150	778	1,695
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,203	(1,361)	1,260	(3,304)	407	(6,089)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	8,268	(1,082)	17,235	(3,483)	27,266	(2,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,196	997	24,003	(368)	34,897	(1,032)
Distributions:
Institutional Class Shares	(2,631)	(3,487)	(6,430)	(7,474)	(7,517)	(7,824)
Capital Share Transactions (1):
Shares Issued	6,885	21,930	29,431	50,509	48,496	71,293
Shares Issued in Lieu of Cash Distributions	2,631	3,487	6,430	7,474	7,515	7,823
Shares Redeemed	(31,558)	(37,877)	(55,008)	(63,182)	(66,090)	(58,677)
Net Increase (Decrease) from Capital Share Transactions	(22,042)	(12,460)	(19,147)	(5,199)	(10,079)	20,439
Total Increase (Decrease) in Net Assets	(12,477)	(14,950)	(1,574)	(13,041)	17,301	11,583
Net Assets
Beginning of Year	85,897	100,847	149,572	162,613	176,242	164,659
End of Year	$73,420	$85,897	$147,998	$149,572	$193,543	$176,242
(1) Shares Issued and Redeemed:
Shares Issued	630	2,053	2,668	4,620	4,025	6,091
Shares Issued in Lieu of Cash Distributions	242	330	586	691	624	676
Shares Redeemed	(2,893)	(3,532)	(4,986)	(5,807)	(5,481)	(5,048)
Net Increase (Decrease) from Shares Issued and Redeemed	(2,021)	(1,149)	(1,732)	(496)	(832)	1,719
See accompanying Notes to Financial Statements.
22

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2035 Target Date Retirement Income Fund		Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,014	$4,813	$5,176	$3,570	$3,970	$2,684
Capital Gain Distributions Received from Affiliated Investment Companies	962	2,000	1,104	2,113	1,213	2,148
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	665	(3,795)	(42)	(1,915)	942	(984)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	29,960	(614)	32,244	3,371	32,845	6,468
Net Increase (Decrease) in Net Assets Resulting from Operations	37,601	2,404	38,482	7,139	38,970	10,316
Distributions:
Institutional Class Shares	(7,333)	(7,484)	(6,866)	(5,727)	(5,818)	(4,675)
Capital Share Transactions (1):
Shares Issued	42,925	61,762	55,167	52,474	53,676	49,087
Shares Issued in Lieu of Cash Distributions	7,333	7,482	6,859	5,723	5,816	4,675
Shares Redeemed	(51,430)	(51,132)	(38,103)	(37,829)	(44,967)	(27,808)
Net Increase (Decrease) from Capital Share Transactions	(1,172)	18,112	23,923	20,368	14,525	25,954
Total Increase (Decrease) in Net Assets	29,096	13,032	55,539	21,780	47,677	31,595
Net Assets
Beginning of Year	163,995	150,963	147,907	126,127	137,698	106,103
End of Year	$193,091	$163,995	$203,446	$147,907	$185,375	$137,698
(1) Shares Issued and Redeemed:
Shares Issued	3,201	4,903	3,622	3,814	3,067	3,222
Shares Issued in Lieu of Cash Distributions	551	600	455	419	340	310
Shares Redeemed	(3,831)	(4,073)	(2,500)	(2,742)	(2,547)	(1,818)
Net Increase (Decrease) from Shares Issued and Redeemed	(79)	1,430	1,577	1,491	860	1,714
See accompanying Notes to Financial Statements.
23

DFA INVESTMENT DIMENSIONS GROUP INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Dimensional 2050 Target Date Retirement Income Fund		Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,794	$1,902	$1,788	$1,183	$1,432	$931	$373	$149
Capital Gain Distributions Received from Affiliated Investment Companies	1,094	1,911	701	1,088	554	941	117	132
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	68	(1,137)	39	(576)	19	(788)	(15)	(164)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	30,845	5,508	20,180	2,928	15,893	2,865	3,698	363
Net Increase (Decrease) in Net Assets Resulting from Operations	34,801	8,184	22,708	4,623	17,898	3,949	4,173	480
Distributions:
Institutional Class Shares	(4,397)	(3,584)	(2,672)	(2,106)	(2,161)	(1,753)	(350)	(148)
Capital Share Transactions (1):
Shares Issued	51,657	43,172	40,302	33,905	35,244	26,950	15,838	5,612
Shares Issued in Lieu of Cash Distributions	4,397	3,584	2,672	2,105	2,161	1,753	350	148
Shares Redeemed	(29,198)	(28,510)	(22,600)	(18,257)	(18,763)	(18,892)	(4,370)	(2,073)
Net Increase (Decrease) from Capital Share Transactions	26,856	18,246	20,374	17,753	18,642	9,811	11,818	3,687
Total Increase (Decrease) in Net Assets	57,260	22,846	40,410	20,270	34,379	12,007	15,641	4,019
Net Assets
Beginning of Year	105,541	82,695	66,946	46,676	52,502	40,495	9,677	5,658
End of Year	$162,801	$105,541	$107,356	$66,946	$86,881	$52,502	$25,318	$9,677
(1) Shares Issued and Redeemed:
Shares Issued	2,906	2,843	2,215	2,179	1,921	1,719	1,159	481
Shares Issued in Lieu of Cash Distributions	254	239	151	137	121	114	25	13
Shares Redeemed	(1,646)	(1,878)	(1,229)	(1,169)	(1,016)	(1,205)	(312)	(182)
Net Increase (Decrease) from Shares Issued and Redeemed	1,514	1,204	1,137	1,147	1,026	628	872	312
See accompanying Notes to Financial Statements.
24

25

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund					Dimensional 2010 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.61	$10.57	$12.24	$11.36	$10.83	$10.57	$10.59	$12.82	$11.84	$11.13
Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.30	0.51	0.31	0.13	0.37	0.30	0.66	0.41	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.90	0.06	(1.67)	0.89	0.53	0.98	(0.01)	(2.11)	1.18	0.76
Total from Investment Operations	1.28	0.36	(1.16)	1.20	0.66	1.35	0.29	(1.45)	1.59	0.90
Less Distributions:
Net Investment Income	(0.38)	(0.29)	(0.48)	(0.28)	(0.12)	(0.35)	(0.31)	(0.64)	(0.41)	(0.14)
Net Realized Gains	—	(0.03)	(0.03)	(0.04)	(0.01)	—	—	(0.14)	(0.20)	(0.05)
Total Distributions	(0.38)	(0.32)	(0.51)	(0.32)	(0.13)	(0.35)	(0.31)	(0.78)	(0.61)	(0.19)
Net Asset Value, End of Year	$11.51	$10.61	$10.57	$12.24	$11.36	$11.57	$10.57	$10.59	$12.82	$11.84
Total Return	12.17%	3.39%	(9.59%)	10.60%	6.19%	12.84%	2.68%	(11.62%)	13.65%	8.09%
Net Assets, End of Year (thousands)	$45,658	$69,796	$87,883	$72,386	$34,812	$13,945	$16,709	$20,653	$25,985	$18,952
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.19%	0.19%	0.20%	0.22%	0.18%	0.18%	0.18%	0.19%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.22%	0.22%	0.19%	0.25%	0.46%	0.40%	0.30%	0.24%	0.34%	0.45%
Ratio of Net Investment Income to Average Net Assets	3.42%	2.75%	4.43%	2.59%	1.14%	3.28%	2.74%	5.55%	3.25%	1.22%
Portfolio Turnover Rate	16%	N/A	N/A	N/A	N/A	32%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.13%	0.13%	0.14%	0.16%	0.12%	0.12%	0.12%	0.13%	0.14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
26

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2015 Target Date Retirement Income Fund					Dimensional 2020 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.17	$10.31	$13.18	$12.20	$11.28	$9.99	$10.35	$13.80	$12.66	$11.60
Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.31	0.72	0.47	0.14	0.33	0.32	0.76	0.48	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	1.16	(0.14)	(2.55)	1.27	0.93	1.20	(0.29)	(3.01)	1.35	1.12
Total from Investment Operations	1.47	0.17	(1.83)	1.74	1.07	1.53	0.03	(2.25)	1.83	1.27
Less Distributions:
Net Investment Income	(0.31)	(0.31)	(0.74)	(0.46)	(0.14)	(0.33)	(0.32)	(0.76)	(0.48)	(0.15)
Net Realized Gains	(0.11)	—	(0.30)	(0.30)	(0.01)	(0.02)	(0.07)	(0.44)	(0.21)	(0.06)
Total Distributions	(0.42)	(0.31)	(1.04)	(0.76)	(0.15)	(0.35)	(0.39)	(1.20)	(0.69)	(0.21)
Net Asset Value, End of Year	$11.22	$10.17	$10.31	$13.18	$12.20	$11.17	$9.99	$10.35	$13.80	$12.66
Total Return	14.61%	1.58%	(14.53%)	14.68%	9.58%	15.43%	0.18%	(17.18%)	14.83%	11.11%
Net Assets, End of Year (thousands)	$27,676	$29,859	$33,536	$45,672	$41,450	$73,420	$85,897	$100,847	$131,477	$125,810
Ratio of Expenses to Average Net Assets *(B)	0.17%	0.17%	0.17%	0.18%	0.19%	0.18%	0.19%	0.19%	0.19%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.26%	0.24%	0.19%	0.25%	0.29%	0.20%	0.20%	0.18%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.84%	2.89%	6.02%	3.69%	1.23%	3.06%	3.00%	6.20%	3.60%	1.27%
Portfolio Turnover Rate	12%	N/A	N/A	N/A	N/A	7%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%	0.11%	0.11%	0.12%	0.13%	0.12%	0.13%	0.13%	0.13%	0.14%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
27

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund					Dimensional 2030 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$10.08	$10.60	$14.79	$13.23	$12.08	$10.76	$11.23	$15.61	$13.44	$12.37
Income from Investment Operations (A)
Net Investment Income (Loss)	0.36	0.34	0.74	0.46	0.18	0.40	0.36	0.63	0.41	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	1.31	(0.37)	(3.56)	1.88	1.18	1.75	(0.32)	(3.87)	2.52	1.11
Total from Investment Operations	1.67	(0.03)	(2.82)	2.34	1.36	2.15	0.04	(3.24)	2.93	1.32
Less Distributions:
Net Investment Income	(0.36)	(0.34)	(0.72)	(0.46)	(0.18)	(0.40)	(0.35)	(0.62)	(0.40)	(0.20)
Net Realized Gains	(0.10)	(0.15)	(0.65)	(0.32)	(0.03)	(0.07)	(0.16)	(0.52)	(0.36)	(0.05)
Total Distributions	(0.46)	(0.49)	(1.37)	(0.78)	(0.21)	(0.47)	(0.51)	(1.14)	(0.76)	(0.25)
Net Asset Value, End of Year	$11.29	$10.08	$10.60	$14.79	$13.23	$12.44	$10.76	$11.23	$15.61	$13.44
Total Return	16.68%	(0.51%)	(20.29%)	18.13%	11.36%	20.18%	0.07%	(21.74%)	22.29%	10.80%
Net Assets, End of Year (thousands)	$147,998	$149,572	$162,613	$184,318	$167,857	$193,543	$176,242	$164,659	$190,639	$146,402
Ratio of Expenses to Average Net Assets *(B)	0.16%	0.18%	0.18%	0.19%	0.21%	0.17%	0.18%	0.20%	0.21%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.16%	0.18%	0.18%	0.20%	0.21%	0.17%	0.18%	0.20%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.28%	3.12%	5.77%	3.25%	1.44%	3.32%	3.07%	4.71%	2.76%	1.61%
Portfolio Turnover Rate	14%	N/A	N/A	N/A	N/A	17%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.12%	0.13%	0.13%	0.15%	0.14%	0.14%	0.14%	0.15%	0.17%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
28

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund					Dimensional 2040 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$11.73	$12.03	$16.02	$13.20	$12.45	$13.29	$13.08	$16.27	$12.90	$12.65
Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.35	0.51	0.33	0.23	0.43	0.34	0.34	0.24	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	2.26	(0.08)	(3.72)	3.08	0.78	2.88	0.44	(2.97)	3.60	0.27
Total from Investment Operations	2.69	0.27	(3.21)	3.41	1.01	3.31	0.78	(2.63)	3.84	0.51
Less Distributions:
Net Investment Income	(0.42)	(0.34)	(0.49)	(0.32)	(0.22)	(0.42)	(0.32)	(0.33)	(0.23)	(0.23)
Net Realized Gains	(0.11)	(0.23)	(0.29)	(0.27)	(0.04)	(0.17)	(0.25)	(0.23)	(0.24)	(0.03)
Total Distributions	(0.53)	(0.57)	(0.78)	(0.59)	(0.26)	(0.59)	(0.57)	(0.56)	(0.47)	(0.26)
Net Asset Value, End of Year	$13.89	$11.73	$12.03	$16.02	$13.20	$16.01	$13.29	$13.08	$16.27	$12.90
Total Return	23.16%	2.09%	(20.61%)	26.31%	8.23%	25.19%	5.86%	(16.49%)	30.23%	4.17%
Net Assets, End of Year (thousands)	$193,091	$163,995	$150,963	$161,715	$115,093	$203,446	$147,907	$126,127	$127,722	$91,658
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.20%	0.21%	0.22%	0.25%	0.19%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.18%	0.20%	0.21%	0.23%	0.26%	0.19%	0.22%	0.22%	0.24%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.21%	2.82%	3.62%	2.17%	1.78%	2.83%	2.43%	2.34%	1.55%	1.93%
Portfolio Turnover Rate	16%	N/A	N/A	N/A	N/A	10%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%	0.15%	0.15%	0.16%	0.19%	0.15%	0.16%	0.16%	0.17%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
29

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund					Dimensional 2050 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$15.10	$14.33	$17.24	$13.10	$12.94	$15.00	$14.18	$17.27	$13.04	$12.89
Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.32	0.28	0.24	0.25	0.36	0.29	0.30	0.25	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.68	1.04	(2.76)	4.35	0.18	4.27	1.10	(2.97)	4.62	0.17
Total from Investment Operations	4.09	1.36	(2.48)	4.59	0.43	4.63	1.39	(2.67)	4.87	0.42
Less Distributions:
Net Investment Income	(0.39)	(0.30)	(0.28)	(0.23)	(0.24)	(0.35)	(0.28)	(0.29)	(0.25)	(0.24)
Net Realized Gains	(0.22)	(0.29)	(0.15)	(0.22)	(0.03)	(0.24)	(0.29)	(0.13)	(0.39)	(0.03)
Total Distributions	(0.61)	(0.59)	(0.43)	(0.45)	(0.27)	(0.59)	(0.57)	(0.42)	(0.64)	(0.27)
Net Asset Value, End of Year	$18.58	$15.10	$14.33	$17.24	$13.10	$19.04	$15.00	$14.18	$17.27	$13.04
Total Return	27.53%	9.53%	(14.64%)	35.48%	3.42%	31.29%	9.90%	(15.66%)	38.07%	3.37%
Net Assets, End of Year (thousands)	$185,375	$137,698	$106,103	$101,027	$62,585	$162,801	$105,541	$82,695	$73,989	$47,328
Ratio of Expenses to Average Net Assets *(B)	0.20%	0.22%	0.22%	0.23%	0.25%	0.21%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.20%	0.22%	0.22%	0.24%	0.29%	0.21%	0.22%	0.22%	0.26%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.06%	1.77%	1.47%	1.92%	2.00%	1.92%	1.91%	1.56%	1.95%
Portfolio Turnover Rate	13%	N/A	N/A	N/A	N/A	7%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.16%	0.17%	0.19%	0.16%	0.16%	0.16%	0.17%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
30

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund					Dimensional 2060 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

Net Asset Value, Beginning of Year	$15.30	$14.46	$17.60	$13.06	$12.88	$15.40	$14.56	$17.71	$13.10	$12.94
Income from Investment Operations (A)
Net Investment Income (Loss)	0.36	0.30	0.31	0.26	0.25	0.36	0.30	0.30	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	4.38	1.12	(3.04)	4.67	0.19	4.40	1.13	(3.05)	4.70	0.18
Total from Investment Operations	4.74	1.42	(2.73)	4.93	0.44	4.76	1.43	(2.75)	4.95	0.42
Less Distributions:
Net Investment Income	(0.35)	(0.29)	(0.30)	(0.25)	(0.24)	(0.35)	(0.29)	(0.30)	(0.25)	(0.24)
Net Realized Gains	(0.21)	(0.29)	(0.11)	(0.14)	(0.02)	(0.22)	(0.30)	(0.10)	(0.09)	(0.02)
Total Distributions	(0.56)	(0.58)	(0.41)	(0.39)	(0.26)	(0.57)	(0.59)	(0.40)	(0.34)	(0.26)
Net Asset Value, End of Year	$19.48	$15.30	$14.46	$17.60	$13.06	$19.59	$15.40	$14.56	$17.71	$13.10
Total Return	31.37%	9.85%	(15.71%)	38.10%	3.56%	31.35%	9.86%	(15.70%)	38.13%	3.40%
Net Assets, End of Year (thousands)	$107,356	$66,946	$46,676	$41,261	$25,074	$86,881	$52,502	$40,495	$37,559	$20,934
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.22%	0.22%	0.23%	0.25%	0.22%	0.22%	0.22%	0.23%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.22%	0.23%	0.24%	0.43%	0.40%	0.23%	0.24%	0.26%	0.39%	0.45%
Ratio of Net Investment Income to Average Net Assets	1.95%	1.94%	1.92%	1.57%	1.92%	1.96%	1.93%	1.90%	1.55%	1.91%
Portfolio Turnover Rate	10%	N/A	N/A	N/A	N/A	8%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.16%	0.17%	0.19%	0.16%	0.16%	0.16%	0.17%	0.19%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
31

DFA INVESTMENT DIMENSIONS GROUP INC.
FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jan 2, 2020Ʊ to Oct 31, 2020

Net Asset Value, Beginning of Period	$11.44	$10.60	$12.82	$9.43	$10.00
Income from Investment Operations (A)
Net Investment Income (Loss)	0.28	0.23	0.23	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	3.28	0.83	(2.23)	3.38	(0.51)
Total from Investment Operations	3.56	1.06	(2.00)	3.57	(0.34)
Less Distributions:
Net Investment Income	(0.26)	(0.21)	(0.22)	(0.18)	(0.23)
Net Realized Gains	—	(0.01)	(— )	—	—
Total Distributions	(0.26)	(0.22)	(0.22)	(0.18)	(0.23)
Net Asset Value, End of Period	$14.74	$11.44	$10.60	$12.82	$9.43
Total Return	31.27%	10.00%	(15.66%)	38.01%	(3.18%)(C)
Net Assets, End of Period (thousands)	$25,318	$9,677	$5,658	$2,483	$954
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.22%	0.22%	0.23%	0.21%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.37%	0.53%	0.85%	2.33%	35.30%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.00%	1.99%	1.98%	1.61%	2.18%(D)(E)
Portfolio Turnover Rate	8%	N/A	N/A	N/A	N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.16%	0.17%	0.15%
See page 1 for the Definitions of Abbreviations and Footnotes.
See accompanying Notes to Financial Statements.
32

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
A. Organization:
DFA Investment Dimensions Group Inc. (the “Fund” or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirteen portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are an investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”
The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2024, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:
Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/24
Dimensional Retirement Income Fund	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—

Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—

33

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/24
Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	2
	DFA Inflation-Protected Securities Portfolio (IDG)	1

Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	8
	DFA Inflation-Protected Securities Portfolio (IDG)	2

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Social Fixed Income Portfolio (IDG)	7
	DFA LTIP Portfolio (IDG)	16
	DFA Inflation-Protected Securities Portfolio (IDG)	1

Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	15
	DFA Inflation-Protected Securities Portfolio (IDG)	—

34

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/24
Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Social Core Equity Portfolio (IDG)	6
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—

Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
35

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/24
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
B. Significant Accounting Policies:
The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.
1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
● Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments
● Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by Dimensional Fund Advisors LP (the “Advisor”): the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets
36

Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.
The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).
3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.
Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.
C. Investment Advisor:
The Advisor provides investment management services to the Portfolios.
For the year ended October 31, 2024, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.
Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover previously assumed expenses to the
37

extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year expenses were assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously assumed expenses during the year ended October 31, 2024, assumed expenses during the year ended October 31, 2024, and previously assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for previously assumed expenses by the Advisor more than thirty-six months before the date of such reimbursement.
Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional Retirement Income Fund	0.06%	$1	$24
Dimensional 2010 Target Date Retirement Income Fund	0.06%	—	30
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	26
Dimensional 2020 Target Date Retirement Income Fund	0.06%	6	15
Dimensional 2025 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2030 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2035 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2040 Target Date Retirement Income Fund	0.06%	1	1
Dimensional 2045 Target Date Retirement Income Fund	0.06%	13	2
Dimensional 2050 Target Date Retirement Income Fund	0.06%	20	3
Dimensional 2055 Target Date Retirement Income Fund	0.06%	7	3
Dimensional 2060 Target Date Retirement Income Fund	0.06%	1	5
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	27

	Previously Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	Total
Dimensional Retirement Income Fund	$17	$24	$24	$65
Dimensional 2010 Target Date Retirement Income Fund	17	24	30	71
Dimensional 2015 Target Date Retirement Income Fund	16	21	26	63
Dimensional 2020 Target Date Retirement Income Fund	5	12	15	32
Dimensional 2050 Target Date Retirement Income Fund	—	—	—	—
Dimensional 2055 Target Date Retirement Income Fund	10	8	3	21
Dimensional 2060 Target Date Retirement Income Fund	14	12	5	31
Dimensional 2065 Target Date Retirement Income Fund	28	22	27	77

Fees Paid to Officers and Directors/Trustees:
Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2024, the total related amount paid by the Fund to the CCO was $268 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.
38

D. Purchases and Sales of Securities:
For the year ended October 31, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.
The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):
	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$33,591	$3,977	$17,483	$(2,161)	$4,028	$21,952	2,005	$983	—
DFA One-Year Fixed Income Portfolio	22,479	3,827	11,684	(22)	109	14,709	1,438	1,017	—
U.S. Core Equity 1 Portfolio	4,795	808	3,797	766	676	3,248	77	62	—
U.S. Large Company Portfolio	4,804	905	3,808	679	662	3,242	86	57	$145
Large Cap International Portfolio	1,913	360	1,473	211	134	1,145	41	58	—
Emerging Markets Core Equity Portfolio	1,202	204	848	81	131	770	32	37	—
International Core Equity Portfolio	959	155	710	101	66	571	36	30	—
Total	$69,743	$10,236	$39,803	$(345)	$5,806	$45,637		$2,244	$145
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$10,588	$1,934	$5,011	$(279)	$763	$7,994	730	$279	—
DFA One-Year Fixed Income Portfolio	2,661	1,602	1,117	11	(4)	3,153	308	123	—
U.S. Large Company Portfolio	1,209	324	833	335	(27)	1,008	27	13	$35
U.S. Core Equity 1 Portfolio	1,205	304	836	362	(29)	1,006	24	14	—
Large Cap International Portfolio	485	112	316	78	—	359	13	13	—
Emerging Markets Core Equity Portfolio	304	69	180	46	2	241	10	9	—
International Core Equity Portfolio	243	50	150	40	(3)	180	11	7	—
Total	$16,695	$4,395	$8,443	$593	$702	$13,941		$458	$35
39

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$21,633	$2,438	$4,571	$(190)	$1,291	$20,599	1,881	$648	—
U.S. Core Equity 1 Portfolio	2,544	254	1,112	527	249	2,462	58	34	—
U.S. Large Company Portfolio	2,551	315	1,137	482	247	2,458	65	31	$75
Large Cap International Portfolio	1,030	100	443	112	68	867	31	32	—
Emerging Markets Core Equity Portfolio	644	59	231	52	62	586	24	21	—
International Core Equity Portfolio	516	46	214	56	31	435	27	17	—
DFA LTIP Portfolio	1,011	131	995	(179)	294	262	45	45	—
Total	$29,929	$3,343	$8,703	$860	$2,242	$27,669		$828	$75
Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$54,552	$3,312	$13,221	$(1,109)	$3,962	$47,496	4,338	$1,632	—
DFA LTIP Portfolio	10,247	817	4,819	(1,553)	2,690	7,382	1,257	525	—
U.S. Core Equity 1 Portfolio	7,351	527	3,456	1,615	641	6,678	157	100	—
U.S. Large Company Portfolio	7,359	596	3,385	1,486	614	6,670	176	91	$225
Large Cap International Portfolio	2,984	217	1,363	378	159	2,375	86	92	—
Emerging Markets Core Equity Portfolio	1,869	139	735	203	126	1,602	66	60	—
International Core Equity Portfolio	1,493	100	664	183	76	1,188	74	48	—
Total	$85,855	$5,708	$27,643	$1,203	$8,268	$73,391		$2,548	$225
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$73,540	$13,313	$9,751	$(1,859)	$5,845	$81,088	7,405	$2,537	—
DFA LTIP Portfolio	32,503	4,039	11,347	(3,704)	7,271	28,762	4,900	1,754	—
U.S. Core Equity 1 Portfolio	14,547	1,171	6,698	2,946	1,552	13,518	319	202	—
U.S. Large Company Portfolio	14,535	1,514	6,759	2,699	1,508	13,497	356	184	$444
Large Cap International Portfolio	5,881	586	2,653	619	431	4,864	176	186	—
Emerging Markets Core Equity Portfolio	3,679	279	1,278	255	402	3,337	137	121	—
International Core Equity Portfolio	2,950	245	1,246	302	205	2,456	154	97	—
DFA Short-Term Extended Quality Portfolio	939	21	744	(5)	20	231	22	21	—
DFA Two-Year Global Fixed Income Portfolio	939	23	739	7	1	231	23	23	—
Total	$149,513	$21,191	$41,215	$1,260	$17,235	$147,984		$5,125	$444
40

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$51,742	$11,944	$11,867	$(6,343)	$11,543	$57,019	9,714	$3,042	—
DFA Inflation-Protected Securities Portfolio	40,755	10,178	2,658	(472)	2,734	50,537	4,615	1,492	—
U.S. Core Equity 1 Portfolio	25,612	2,796	9,686	3,151	5,098	26,971	636	377	—
U.S. Large Company Portfolio	25,592	3,398	9,857	2,829	4,943	26,905	710	346	$778
Large Cap International Portfolio	10,352	1,295	3,958	719	1,166	9,574	346	348	—
Emerging Markets Core Equity Portfolio	6,471	666	1,776	238	980	6,579	271	225	—
DFA Short-Term Extended Quality Portfolio	5,775	1,336	1,671	(48)	154	5,546	533	246	—
DFA Two-Year Global Fixed Income Portfolio	5,774	1,352	1,649	(7)	76	5,546	562	247	—
International Core Equity Portfolio	5,191	581	1,841	340	572	4,843	304	183	—
Total	$177,264	$33,546	$44,963	$407	$27,266	$193,520		$6,506	$778
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$45,159	$11,939	$4,917	$(2,744)	$7,284	$56,721	9,663	$2,873	—
U.S. Core Equity 1 Portfolio	31,502	3,312	8,888	1,386	9,038	36,350	857	487	—
U.S. Large Company Portfolio	31,516	3,877	9,001	1,380	8,477	36,249	957	448	$962
DFA Inflation-Protected Securities Portfolio	9,256	4,175	224	(50)	573	13,730	1,254	377	—
Large Cap International Portfolio	12,719	1,660	3,757	467	1,869	12,958	468	451	—
DFA Short-Term Extended Quality Portfolio	9,660	2,056	1,081	(37)	217	10,815	1,040	456	—
DFA Two-Year Global Fixed Income Portfolio	9,649	2,135	1,086	(10)	126	10,814	1,096	454	—
Emerging Markets Core Equity Portfolio	7,958	733	1,391	95	1,425	8,820	363	292	—
International Core Equity Portfolio	6,381	692	1,652	178	951	6,550	411	237	—
Total	$163,800	$30,579	$31,997	$665	$29,960	$193,007		$6,075	$962
41

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2040 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$35,257	$5,743	$4,923	$313	$12,015	$48,405	1,141	$593	—
U.S. Large Company Portfolio	35,275	6,885	5,662	331	11,416	48,245	1,274	549	$1,104
DFA LTIP Portfolio	20,699	14,355	1,149	(695)	2,678	35,888	6,114	1,578	—
Large Cap International Portfolio	14,210	2,431	2,178	67	2,610	17,140	619	548	—
DFA Two-Year Global Fixed Income Portfolio	13,044	4,985	1,376	(11)	174	16,816	1,704	656	—
DFA Short-Term Extended Quality Portfolio	13,045	4,929	1,405	(52)	294	16,811	1,616	668	—
Emerging Markets Core Equity Portfolio	9,007	1,728	884	(21)	1,799	11,629	478	353	—
International Core Equity Portfolio	7,168	1,067	902	26	1,258	8,617	540	288	—
Total	$147,705	$42,123	$18,479	$(42)	$32,244	$203,551		$5,233	$1,104
Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$39,322	$5,946	$6,051	$415	$13,343	$52,975	1,249	$661	—
U.S. Large Company Portfolio	39,322	6,966	6,556	426	12,685	52,843	1,395	611	$1,213
DFA Short-Term Extended Quality Portfolio	12,397	8,873	2,085	(68)	314	19,431	1,868	737	—
DFA Two-Year Global Fixed Income Portfolio	12,397	8,971	2,123	(11)	191	19,425	1,968	709	—
Large Cap International Portfolio	15,869	2,743	2,982	147	2,885	18,662	674	607	—
Emerging Markets Core Equity Portfolio	9,915	1,689	1,026	(6)	2,013	12,585	518	390	—
International Core Equity Portfolio	7,911	1,141	1,165	39	1,414	9,340	586	319	—
Total	$137,133	$36,329	$21,988	$942	$32,845	$185,261		$4,034	$1,213
Dimensional 2050 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$34,982	$9,649	$2,884	$45	$12,734	$54,526	1,285	$630	—
U.S. Large Company Portfolio	35,016	10,759	3,600	59	12,157	54,391	1,436	588	$1,094
Large Cap International Portfolio	14,184	4,099	1,756	(9)	2,700	19,218	694	582	—
Emerging Markets Core Equity Portfolio	8,855	2,610	339	(10)	1,856	12,972	534	372	—
International Core Equity Portfolio	7,083	1,766	522	(5)	1,298	9,620	603	306	—
DFA Short-Term Extended Quality Portfolio	2,638	3,848	571	(11)	61	5,965	574	197	—
DFA Two-Year Global Fixed Income Portfolio	2,638	3,841	554	(1)	39	5,963	604	186	—
Total	$105,396	$36,572	$10,226	$68	$30,845	$162,655		$2,861	$1,094
42

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2024	Shares as of October 31, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2055 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$22,137	$8,709	$2,428	$19	$8,344	$36,781	867	$417	—
U.S. Large Company Portfolio	22,160	9,255	2,733	33	7,976	36,691	969	388	$701
Large Cap International Portfolio	8,984	3,991	1,754	(4)	1,745	12,962	468	384	—
Emerging Markets Core Equity Portfolio	5,626	2,577	663	(5)	1,213	8,748	360	245	—
International Core Equity Portfolio	4,495	1,745	591	—	839	6,488	407	201	—
DFA Two-Year Global Fixed Income Portfolio	1,649	1,644	592	—	25	2,726	276	99	—
DFA Short-Term Extended Quality Portfolio	1,650	1,632	592	(4)	38	2,724	262	103	—
Total	$66,701	$29,553	$9,353	$39	$20,180	$107,120		$1,837	$701
Dimensional 2060 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$17,443	$7,454	$1,734	$13	$6,586	$29,762	701	$332	—
U.S. Large Company Portfolio	17,442	7,755	1,804	18	6,296	29,707	784	311	$554
Large Cap International Portfolio	7,054	2,939	816	(5)	1,361	10,533	380	308	—
Emerging Markets Core Equity Portfolio	4,412	2,144	404	(3)	948	7,097	292	196	—
International Core Equity Portfolio	3,540	1,378	319	(1)	653	5,251	329	162	—
DFA Two-Year Global Fixed Income Portfolio	1,306	1,192	312	—	20	2,206	223	79	—
DFA Short-Term Extended Quality Portfolio	1,306	1,177	305	(3)	29	2,204	212	83	—
Total	$52,503	$24,039	$5,694	$19	$15,893	$86,760		$1,471	$554
Dimensional 2065 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$3,203	$4,266	$344	$(1)	$1,543	$8,667	204	$86	—
U.S. Large Company Portfolio	3,201	4,425	478	(1)	1,497	8,644	228	81	$117
Large Cap International Portfolio	1,298	1,740	256	(4)	288	3,066	111	80	—
Emerging Markets Core Equity Portfolio	809	1,162	124	(6)	221	2,062	85	50	—
International Core Equity Portfolio	649	836	95	(2)	138	1,526	96	42	—
DFA Short-Term Extended Quality Portfolio	243	468	74	(1)	6	642	62	22	—
DFA Two-Year Global Fixed Income Portfolio	243	468	74	—	5	642	65	21	—
Total	$9,646	$13,365	$1,445	$(15)	$3,698	$25,249		$382	$117
43

E. Federal Income Taxes:
Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.
Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.
The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund
2023	$1,989	$252	$2,241
2024	2,168	—	2,168
Dimensional 2010 Target Date Retirement Income Fund
2023	535	—	535
2024	431	—	431
Dimensional 2015 Target Date Retirement Income Fund
2023	959	—	959
2024	800	298	1,098
Dimensional 2020 Target Date Retirement Income Fund
2023	2,873	614	3,487
2024	2,485	146	2,631
Dimensional 2025 Target Date Retirement Income Fund
2023	5,227	2,248	7,475
2024	5,016	1,414	6,430
Dimensional 2030 Target Date Retirement Income Fund
2023	5,602	2,222	7,824
2024	6,437	1,080	7,517
Dimensional 2035 Target Date Retirement Income Fund
2023	4,663	2,821	7,484
2024	5,868	1,465	7,333
Dimensional 2040 Target Date Retirement Income Fund
2023	3,368	2,359	5,727
2024	4,989	1,877	6,866
Dimensional 2045 Target Date Retirement Income Fund
2023	2,514	2,161	4,675
44

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2024	$3,771	$2,047	$5,818
Dimensional 2050 Target Date Retirement Income Fund
2023	1,854	1,730	3,584
2024	2,712	1,685	4,397
Dimensional 2055 Target Date Retirement Income Fund
2023	1,150	956	2,106
2024	1,735	937	2,672
Dimensional 2060 Target Date Retirement Income Fund
2023	904	849	1,753
2024	1,387	774	2,161
Dimensional 2065 Target Date Retirement Income Fund
2023	140	8	148
2024	350	—	350

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):
	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(30)	—	$(30)
Dimensional 2010 Target Date Retirement Income Fund	(8)	—	(8)
Dimensional 2015 Target Date Retirement Income Fund	(24)	$(67)	(91)
Dimensional 2020 Target Date Retirement Income Fund	(54)	(136)	(190)
Dimensional 2025 Target Date Retirement Income Fund	(119)	(238)	(357)
Dimensional 2030 Target Date Retirement Income Fund	(299)	(691)	(990)
Dimensional 2035 Target Date Retirement Income Fund	(391)	(17)	(408)
Dimensional 2040 Target Date Retirement Income Fund	(208)	—	(208)
Dimensional 2045 Target Date Retirement Income Fund	(320)	(38)	(358)
Dimensional 2050 Target Date Retirement Income Fund	(143)	—	(143)
Dimensional 2055 Target Date Retirement Income Fund	(114)	(10)	(124)
Dimensional 2060 Target Date Retirement Income Fund	(86)	(8)	(94)
Dimensional 2065 Target Date Retirement Income Fund	(18)	—	(18)
As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):
	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	$49	—	$(1,545)	$1,224	$(272)
Dimensional 2010 Target Date Retirement Income Fund	10	$3	—	812	825
45

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2015 Target Date Retirement Income Fund	—	$554	—	$2,291	$2,845
Dimensional 2020 Target Date Retirement Income Fund	—	1,086	—	3,108	4,194
Dimensional 2025 Target Date Retirement Income Fund	—	2,138	—	1,557	3,695
Dimensional 2030 Target Date Retirement Income Fund	—	5,472	—	7,869	13,341
Dimensional 2035 Target Date Retirement Income Fund	—	2,673	—	24,728	27,401
Dimensional 2040 Target Date Retirement Income Fund	$181	1,483	—	43,269	44,933
Dimensional 2045 Target Date Retirement Income Fund	—	1,948	—	47,983	49,931
Dimensional 2050 Target Date Retirement Income Fund	11	1,097	—	44,571	45,679
Dimensional 2055 Target Date Retirement Income Fund	—	711	—	25,257	25,968
Dimensional 2060 Target Date Retirement Income Fund	—	546	—	20,074	20,620
Dimensional 2065 Target Date Retirement Income Fund	10	89	—	3,573	3,672
For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):
Total
Dimensional Retirement Income Fund	$1,545
During the year ended October 31, 2024, the Portfolios listed below used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):
Dimensional 2010 Target Date Retirement Income Fund	$359
Dimensional 2065 Target Date Retirement Income Fund	32

As of October 31, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$44,427	$1,680	$(456)	$1,224
46

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$13,128	$946	$(134)	$812
Dimensional 2015 Target Date Retirement Income Fund	25,379	2,931	(640)	2,291
Dimensional 2020 Target Date Retirement Income Fund	70,322	6,768	(3,660)	3,108
Dimensional 2025 Target Date Retirement Income Fund	146,472	12,606	(11,049)	1,557
Dimensional 2030 Target Date Retirement Income Fund	185,651	24,383	(16,514)	7,869
Dimensional 2035 Target Date Retirement Income Fund	168,393	40,993	(16,265)	24,728
Dimensional 2040 Target Date Retirement Income Fund	160,395	50,303	(7,034)	43,269
Dimensional 2045 Target Date Retirement Income Fund	137,483	47,983	—	47,983
Dimensional 2050 Target Date Retirement Income Fund	118,349	44,571	—	44,571
Dimensional 2055 Target Date Retirement Income Fund	81,996	25,257	—	25,257
Dimensional 2060 Target Date Retirement Income Fund	66,733	20,074	—	20,074
Dimensional 2065 Target Date Retirement Income Fund	21,715	3,573	—	3,573
The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.
ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
F. Line of Credit and Interfund Lending Program:
The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.
47

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio's net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.
For the year ended October 31, 2024, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):
	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
Dimensional Retirement Income Fund	6.05%	$256	93	$4	$708	—
Dimensional 2010 Target Date Retirement Income Fund	6.08%	87	19	—	176	—
Dimensional 2015 Target Date Retirement Income Fund	6.01%	129	56	1	306	—
Dimensional 2020 Target Date Retirement Income Fund	6.02%	381	71	5	899	—
Dimensional 2025 Target Date Retirement Income Fund	6.06%	468	101	8	1,516	—
Dimensional 2030 Target Date Retirement Income Fund	6.04%	494	102	8	1,930	$51
Dimensional 2035 Target Date Retirement Income Fund	5.99%	520	75	6	1,919	—
Dimensional 2040 Target Date Retirement Income Fund	6.04%	505	46	4	1,629	—
Dimensional 2045 Target Date Retirement Income Fund	5.96%	393	60	4	1,817	—
Dimensional 2050 Target Date Retirement Income Fund	6.05%	259	39	2	829	—
Dimensional 2055 Target Date Retirement Income Fund	6.02%	350	31	2	956	—
Dimensional 2060 Target Date Retirement Income Fund	6.00%	279	18	1	715	—
48

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2024
Dimensional 2065 Target Date Retirement Income Fund	5.77%	$124	8	—	$154	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2024, that each Portfolio’s available line of credit was used.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.
The Portfolios did not use the interfund lending program during the year ended October 31, 2024.
G. Indemnitees; Contractual Obligations:
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
H. Other:
As of October 31, 2024, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.
	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	4	86%
Dimensional 2010 Target Date Retirement Income Fund	6	86%
Dimensional 2015 Target Date Retirement Income Fund	6	75%
Dimensional 2020 Target Date Retirement Income Fund	6	83%
Dimensional 2025 Target Date Retirement Income Fund	7	88%
Dimensional 2030 Target Date Retirement Income Fund	7	87%
Dimensional 2035 Target Date Retirement Income Fund	8	91%
Dimensional 2040 Target Date Retirement Income Fund	7	89%
Dimensional 2045 Target Date Retirement Income Fund	6	85%
Dimensional 2050 Target Date Retirement Income Fund	6	87%
Dimensional 2055 Target Date Retirement Income Fund	6	90%
Dimensional 2060 Target Date Retirement Income Fund	6	94%
49

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2065 Target Date Retirement Income Fund	4	94%
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
I. Subsequent Event Evaluations:
The Board of Directors of the Fund, on behalf of the Dimensional 2010 Target Date Retirement Income Fund (the “2010 Target Date Fund”), approved a Plan of Reorganization, under which the 2010 Target Date Fund will be reorganized (the “Reorganization”) with and into the Dimensional Retirement Income Fund (the “Retirement Income Fund”), another portfolio of the Fund. The 2010 Target Date Fund and the Retirement Income Fund have identical investment objectives, principal risks and fundamental investment restrictions. The Portfolios are part of Dimensional’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Retirement Income Fund. Accordingly, as disclosed in the 2010 Target Date Fund’s prospectus, the 2010 Target Date Fund will have approximately the same asset allocation as the Retirement Income Fund as of 2025, which is fifteen years past the 2010 Target Date Fund’s targeted retirement date. Shareholder approval of the Reorganization is not required and will not be solicited. It is currently expected that the Reorganization will be completed on or about February 7, 2025.
Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events other than as described above requiring recognition or disclosure in the financial statements.
50

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the thirteen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (thirteen of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional Retirement Income Fund

	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021 and 2020
Dimensional 2065 Target Date Retirement Income Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021, and the period from January 2, 2020 (commencement of operations) through October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

51

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

52

TAX NOTICE TO SHAREHOLDERS
(Unaudited)
The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2024. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2024 (e.g., IRS Form 1099-DIV) will be provided in early 2025. Shareholders should refer to these statements in preparing their calendar year 2024 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2024.
DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional Retirement Income Fund	100%	—	—	—	—	100%	6%	10%	—	—	6%	70%	—
Dimensional 2010 Target Date Retirement Income Fund	100%	—	—	—	—	100%	7%	12%	—	1%	7%	78%	—
Dimensional 2015 Target Date Retirement Income Fund	73%	—	27%	—	—	100%	9%	16%	—	1%	9%	87%	—
Dimensional 2020 Target Date Retirement Income Fund	94%	—	6%	—	—	100%	9%	15%	—	1%	9%	87%	—
Dimensional 2025 Target Date Retirement Income Fund	78%	—	22%	—	—	100%	8%	15%	—	1%	9%	87%	—
Dimensional 2030 Target Date Retirement Income Fund	86%	—	14%	—	—	100%	12%	21%	—	1%	13%	76%	—
Dimensional 2035 Target Date Retirement Income Fund	80%	—	20%	—	—	100%	17%	29%	—	1%	18%	63%	—
Dimensional 2040 Target Date Retirement Income Fund	73%	—	27%	—	—	100%	22%	39%	—	2%	26%	44%	—
Dimensional 2045 Target Date Retirement Income Fund	65%	—	35%	—	—	100%	32%	56%	—	3%	37%	22%	—
Dimensional 2050 Target Date Retirement Income Fund	62%	—	38%	—	—	100%	43%	76%	—	4%	52%	9%	—
Dimensional 2055 Target Date Retirement Income Fund	65%	—	35%	—	—	100%	46%	80%	—	4%	53%	8%	—
Dimensional 2060 Target Date Retirement Income Fund	64%	—	36%	—	—	100%	46%	80%	—	4%	54%	8%	—
Dimensional 2065 Target Date Retirement Income Fund	100%	—	—	—	—	100%	46%	81%	—	5%	57%	8%	—

(1)
Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

53

(2)
Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(3)
U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024. Generally, interest from direct U.S. Government obligations is exempt from state income tax.  Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)
Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)
Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in
Section 852(b)(2) of the Internal Revenue Code).

(6)
Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

(7)
Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under
Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2024.

54

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable
55

Item 9 – Proxy Disclosures for Open-End Management Investment Companies
Not applicable
56

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to directors, officers, and others is included in the "Fees Paid to Officers and Directors/Trustees" section of the Notes to Financial Statements above.
57

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable
58

DFA-103124-013A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.
(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.
(a)(1)	Code of Ethics is filed herewith.

(a)(2)	This item is not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	This item is not applicable.

(a)(5)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 6, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	January 6, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	January 6, 2025

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:	January 6, 2025